UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Items 1, 6 and 7 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The five companion submissions (the “first companion submission”, the “second companion submission”, the “third companion submission”, the “fourth companion submission” and the “fifth companion submission”) to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Items 1, 6 and 7 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Items 1, 6 and 7, the companion submissions will be identical in all material respects to this initial submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C

●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3
●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3

To be filed under the immediately following first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C

●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class
●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3

To be filed under the immediately following second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C

●	PIMCO Long-Term U.S. Government Fund Class A
●	PIMCO Long-Term U.S. Government Fund Class C
●	PIMCO Long-Term U.S. Government Fund Institutional Class
●	PIMCO Long-Term U.S. Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C
●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2
●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class
●	PIMCO Total Return Fund V Class A

To be filed under the immediately following third companion submission on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO ABS and Short-Term Investments Portfolio
●	PIMCO EM Bond and Short-Term Investments Portfolio
●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio
●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Sector Fund Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund

●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class
●	PIMCO Income Fund I-2
●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2
●	PIMCO Government Money Market Fund Institutional Class
●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3
●	PIMCO Low Duration Fund Class C-2
●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2

●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

(b)	Not applicable to the open-end investment companies.

Class A: PASAX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$9,625	$10,000	$10,000	$10,000
4/30/16	$9,904	$10,017	$10,027	$10,077
5/31/16	$9,688	$10,059	$9,969	$10,141
6/30/16	$10,005	$10,251	$10,132	$10,210
7/31/16	$10,222	$10,312	$10,164	$10,247
8/31/16	$10,258	$10,307	$10,113	$10,306
9/30/16	$10,369	$10,306	$10,190	$10,374
10/31/16	$10,396	$10,206	$10,178	$10,440
11/30/16	$10,151	$10,037	$10,029	$10,494
12/31/16	$10,330	$10,065	$10,040	$10,562
1/31/17	$10,561	$10,028	$10,114	$10,646
2/28/17	$10,746	$10,114	$10,139	$10,705
3/31/17	$10,845	$10,109	$10,145	$10,744
4/30/17	$10,882	$10,178	$10,191	$10,801
5/31/17	$11,021	$10,237	$10,186	$10,837
6/30/17	$11,028	$10,208	$10,105	$10,888
7/31/17	$11,252	$10,242	$10,156	$10,936
8/31/17	$11,393	$10,335	$10,226	$11,020
9/30/17	$11,382	$10,288	$10,176	$11,119
10/31/17	$11,458	$10,331	$10,192	$11,172
11/30/17	$11,514	$10,347	$10,181	$11,246
12/31/17	$11,724	$10,370	$10,230	$11,315
1/31/18	$12,004	$10,296	$10,153	$11,407
2/28/18	$11,695	$10,273	$10,106	$11,483
3/31/18	$11,735	$10,358	$10,189	$11,532
4/30/18	$11,745	$10,320	$10,176	$11,607
5/31/18	$11,590	$10,358	$10,223	$11,680
6/30/18	$11,447	$10,377	$10,252	$11,738
7/31/18	$11,584	$10,380	$10,212	$11,795
8/31/18	$11,408	$10,412	$10,281	$11,863
9/30/18	$11,474	$10,372	$10,209	$11,935
10/31/18	$11,121	$10,352	$10,130	$12,010
11/30/18	$11,209	$10,403	$10,163	$12,050
12/31/18	$11,082	$10,553	$10,204	$12,107
1/31/19	$11,578	$10,665	$10,318	$12,147
2/28/19	$11,598	$10,678	$10,328	$12,232
3/31/19	$11,667	$10,869	$10,466	$12,326
4/30/19	$11,739	$10,875	$10,511	$12,420
5/31/19	$11,617	$11,032	$10,626	$12,474
6/30/19	$11,970	$11,186	$10,731	$12,521
7/31/19	$11,909	$11,274	$10,747	$12,600
8/31/19	$11,766	$11,530	$10,886	$12,662
9/30/19	$11,885	$11,477	$10,796	$12,732
10/31/19	$12,060	$11,457	$10,826	$12,818
11/30/19	$12,060	$11,443	$10,828	$12,905
12/31/19	$12,381	$11,420	$10,903	$12,993
1/31/20	$12,194	$11,626	$11,045	$13,070
2/29/20	$11,767	$11,768	$11,140	$13,129
3/31/20	$10,396	$11,585	$10,937	$13,126
4/30/20	$10,949	$11,773	$11,159	$13,080
5/31/20	$11,314	$11,806	$11,228	$13,122
6/30/20	$11,642	$11,865	$11,348	$13,237
7/31/20	$12,031	$11,995	$11,510	$13,355
8/31/20	$12,125	$11,908	$11,673	$13,457
9/30/20	$11,934	$11,951	$11,632	$13,546
10/31/20	$11,775	$11,952	$11,584	$13,617
11/30/20	$12,837	$12,020	$11,673	$13,702
12/31/20	$13,366	$12,057	$11,818	$13,815
1/31/21	$13,593	$11,993	$11,891	$13,903
2/28/21	$13,948	$11,806	$11,806	$14,005
3/31/21	$14,181	$11,760	$11,825	$14,132
4/30/21	$14,547	$11,790	$11,976	$14,274
5/31/21	$14,924	$11,817	$12,087	$14,424
6/30/21	$15,022	$11,874	$12,097	$14,600
7/31/21	$15,090	$12,022	$12,375	$14,724
8/31/21	$15,192	$11,998	$12,352	$14,823
9/30/21	$14,927	$11,884	$12,301	$14,948
10/31/21	$15,173	$11,853	$12,401	$15,147
11/30/21	$14,845	$11,938	$12,430	$15,333
12/31/21	$15,385	$11,890	$12,490	$15,496
1/31/22	$15,132	$11,703	$12,339	$15,650
2/28/22	$14,916	$11,547	$12,458	$15,817
3/31/22	$15,026	$11,298	$12,272	$16,050
4/30/22	$14,478	$10,994	$12,157	$16,163
5/31/22	$14,490	$10,979	$12,152	$16,376
6/30/22	$13,484	$10,813	$11,852	$16,640
7/31/22	$14,013	$11,088	$12,279	$16,706
8/31/22	$13,718	$10,799	$11,986	$16,784
9/30/22	$12,639	$10,452	$11,386	$16,920
10/31/22	$13,060	$10,416	$11,510	$17,079
11/30/22	$13,765	$10,682	$11,652	$17,191
12/31/22	$13,551	$10,556	$11,573	$17,264
1/31/23	$14,260	$10,799	$11,728	$17,422
2/28/23	$13,835	$10,626	$11,589	$17,550
3/31/23	$13,960	$10,862	$11,913	$17,642
4/30/23	$14,064	$10,918	$11,936	$17,771
5/31/23	$13,714	$10,875	$11,801	$17,872
6/30/23	$14,052	$10,869	$11,744	$17,983
7/31/23	$14,377	$10,872	$11,797	$18,090
8/31/23	$14,078	$10,858	$11,745	$18,247
9/30/23	$13,726	$10,671	$11,626	$18,390
10/31/23	$13,425	$10,595	$11,612	$18,489
11/30/23	$14,054	$10,960	$11,832	$18,589
12/31/23	$14,636	$11,310	$12,078	$18,699
1/31/24	$14,609	$11,288	$12,122	$18,831
2/29/24	$14,649	$11,210	$12,013	$18,982
3/31/24	$14,904	$11,311	$12,109	$19,140
4/30/24	$14,542	$11,129	$11,986	$19,257
5/31/24	$14,863	$11,228	$12,152	$19,345
6/30/24	$14,900	$11,325	$12,244	$19,417
7/31/24	$15,252	$11,544	$12,427	$19,527
8/31/24	$15,441	$11,670	$12,512	$19,636
9/30/24	$15,734	$11,806	$12,673	$19,756
10/31/24	$15,239	$11,646	$12,506	$19,890
11/30/24	$15,596	$11,784	$12,562	$20,020
12/31/24	$15,172	$11,694	$12,451	$20,171
1/31/25	$15,439	$11,739	$12,602	$20,336
2/28/25	$15,677	$11,881	$12,820	$20,463
3/31/25	$15,655	$11,831	$12,950	$20,552
4/30/25	$15,627	$11,948	$13,028	$20,668
5/31/25	$15,811	$11,908	$12,976	$20,772
6/30/25	$16,170	$12,022	$13,083	$20,908
7/31/25	$16,127	$12,013	$13,119	$21,039
8/31/25	$16,616	$12,078	$13,343	$21,194
9/30/25	$16,872	$12,167	$13,341	$21,341
10/31/25	$17,002	$12,263	$13,361	$21,481
11/30/25	$17,249	$12,289	$13,407	$21,566
12/31/25	$17,327	$12,263	$13,382	$21,715
1/31/26	$17,889	$12,292	$13,443	$21,839
2/28/26	$18,662	$12,465	$13,562	$21,984
3/31/26	$17,906	$12,244	$13,464	$22,255

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.38%	4.78%	6.40%
Class A (including sales charge)	10.09%	3.98%	6.00%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PASAX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS4018TSRAR_033126

Administrative Class: PAALX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,907	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,477	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,053	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,520	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,213	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,079,421	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,249	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,056,796	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,076,059	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,100,121	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,119,371	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,130,035	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,133,891	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,148,354	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,149,539	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,172,879	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,187,468	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,187,026	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,194,901	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,200,806	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,223,312	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,252,439	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,221,303	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,224,947	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,225,956	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,209,812	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,196,384	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,209,598	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,192,318	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,198,776	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,161,859	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,172,114	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,158,611	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,210,363	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,213,532	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,220,229	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,227,657	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,214,924	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,252,305	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,246,972	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,230,971	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,244,034	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,263,388	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,263,388	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,296,721	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,277,107	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,233,520	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,089,450	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,148,458	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,186,703	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,221,450	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,261,029	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,270,924	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,251,522	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,235,934	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,346,166	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,403,425	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,427,135	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,464,395	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,489,381	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,528,943	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,567,341	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,577,998	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,585,144	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,595,863	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,568,843	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,594,642	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,561,472	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,617,748	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,592,470	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,568,457	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,581,972	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,524,422	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,524,422	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,419,264	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,476,137	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,445,115	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,331,194	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,375,394	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,450,793	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,428,102	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,503,979	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,457,911	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,471,652	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,482,554	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,447,125	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,483,239	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,516,048	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,485,974	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,448,344	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,416,618	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,484,207	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,546,435	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,542,232	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,547,835	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,575,339	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,537,192	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,571,101	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,574,133	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,612,700	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,632,698	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,664,381	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,612,142	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,649,870	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,606,185	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,634,312	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,659,478	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,657,871	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,654,873	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,674,360	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,711,424	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,708,390	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,759,975	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,786,355	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,801,689	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,829,289	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,836,699	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,896,051	$1,229,243	$1,344,341	$2,183,920
2/28/26	$1,979,464	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,898,453	$1,224,396	$1,346,395	$2,225,547

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	14.51%	4.97%	6.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PAALX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS0588TSRAR_033126

Class C: PASCX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,291	$10,017	$10,027	$10,077
5/31/16	$10,047	$10,059	$9,969	$10,141
6/30/16	$10,372	$10,251	$10,132	$10,210
7/31/16	$10,598	$10,312	$10,164	$10,247
8/31/16	$10,636	$10,307	$10,113	$10,306
9/30/16	$10,739	$10,306	$10,190	$10,374
10/31/16	$10,758	$10,206	$10,178	$10,440
11/30/16	$10,494	$10,037	$10,029	$10,494
12/31/16	$10,673	$10,065	$10,040	$10,562
1/31/17	$10,904	$10,028	$10,114	$10,646
2/28/17	$11,095	$10,114	$10,139	$10,705
3/31/17	$11,182	$10,109	$10,145	$10,744
4/30/17	$11,220	$10,178	$10,191	$10,801
5/31/17	$11,354	$10,237	$10,186	$10,837
6/30/17	$11,353	$10,208	$10,105	$10,888
7/31/17	$11,576	$10,242	$10,156	$10,936
8/31/17	$11,711	$10,335	$10,226	$11,020
9/30/17	$11,696	$10,288	$10,176	$11,119
10/31/17	$11,764	$10,331	$10,192	$11,172
11/30/17	$11,813	$10,347	$10,181	$11,246
12/31/17	$12,024	$10,370	$10,230	$11,315
1/31/18	$12,302	$10,296	$10,153	$11,407
2/28/18	$11,985	$10,273	$10,106	$11,483
3/31/18	$12,015	$10,358	$10,189	$11,532
4/30/18	$12,015	$10,320	$10,176	$11,607
5/31/18	$11,846	$10,358	$10,223	$11,680
6/30/18	$11,703	$10,377	$10,252	$11,738
7/31/18	$11,823	$10,380	$10,212	$11,795
8/31/18	$11,643	$10,412	$10,281	$11,863
9/30/18	$11,698	$10,372	$10,209	$11,935
10/31/18	$11,325	$10,352	$10,130	$12,010
11/30/18	$11,416	$10,403	$10,163	$12,050
12/31/18	$11,278	$10,553	$10,204	$12,107
1/31/19	$11,774	$10,665	$10,318	$12,147
2/28/19	$11,795	$10,678	$10,328	$12,232
3/31/19	$11,855	$10,869	$10,466	$12,326
4/30/19	$11,917	$10,875	$10,511	$12,420
5/31/19	$11,783	$11,032	$10,626	$12,474
6/30/19	$12,137	$11,186	$10,731	$12,521
7/31/19	$12,074	$11,274	$10,747	$12,600
8/31/19	$11,908	$11,530	$10,886	$12,662
9/30/19	$12,035	$11,477	$10,796	$12,732
10/31/19	$12,202	$11,457	$10,826	$12,818
11/30/19	$12,191	$11,443	$10,828	$12,905
12/31/19	$12,510	$11,420	$10,903	$12,993
1/31/20	$12,309	$11,626	$11,045	$13,070
2/29/20	$11,876	$11,768	$11,140	$13,129
3/31/20	$10,476	$11,585	$10,937	$13,126
4/30/20	$11,036	$11,773	$11,159	$13,080
5/31/20	$11,396	$11,806	$11,228	$13,122
6/30/20	$11,723	$11,865	$11,348	$13,237
7/31/20	$12,095	$11,995	$11,510	$13,355
8/31/20	$12,179	$11,908	$11,673	$13,457
9/30/20	$11,981	$11,951	$11,632	$13,546
10/31/20	$11,820	$11,952	$11,584	$13,617
11/30/20	$12,871	$12,020	$11,673	$13,702
12/31/20	$13,395	$12,057	$11,818	$13,815
1/31/21	$13,623	$11,993	$11,891	$13,903
2/28/21	$13,959	$11,806	$11,806	$14,005
3/31/21	$14,185	$11,760	$11,825	$14,132
4/30/21	$14,552	$11,790	$11,976	$14,274
5/31/21	$14,909	$11,817	$12,087	$14,424
6/30/21	$14,998	$11,874	$12,097	$14,600
7/31/21	$15,055	$12,022	$12,375	$14,724
8/31/21	$15,146	$11,998	$12,352	$14,823
9/30/21	$14,875	$11,884	$12,301	$14,948
10/31/21	$15,109	$11,853	$12,401	$15,147
11/30/21	$14,781	$11,938	$12,430	$15,333
12/31/21	$15,301	$11,890	$12,490	$15,496
1/31/22	$15,048	$11,703	$12,339	$15,650
2/28/22	$14,820	$11,547	$12,458	$15,817
3/31/22	$14,917	$11,298	$12,272	$16,050
4/30/22	$14,371	$10,994	$12,157	$16,163
5/31/22	$14,371	$10,979	$12,152	$16,376
6/30/22	$13,362	$10,813	$11,852	$16,640
7/31/22	$13,876	$11,088	$12,279	$16,706
8/31/22	$13,582	$10,799	$11,986	$16,784
9/30/22	$12,509	$10,452	$11,386	$16,920
10/31/22	$12,903	$10,416	$11,510	$17,079
11/30/22	$13,603	$10,682	$11,652	$17,191
12/31/22	$13,382	$10,556	$11,573	$17,264
1/31/23	$14,071	$10,799	$11,728	$17,422
2/28/23	$13,637	$10,626	$11,589	$17,550
3/31/23	$13,753	$10,862	$11,913	$17,642
4/30/23	$13,843	$10,918	$11,936	$17,771
5/31/23	$13,497	$10,875	$11,801	$17,872
6/30/23	$13,825	$10,869	$11,744	$17,983
7/31/23	$14,133	$10,872	$11,797	$18,090
8/31/23	$13,838	$10,858	$11,745	$18,247
9/30/23	$13,477	$10,671	$11,626	$18,390
10/31/23	$13,167	$10,595	$11,612	$18,489
11/30/23	$13,788	$10,960	$11,832	$18,589
12/31/23	$14,353	$11,310	$12,078	$18,699
1/31/24	$14,301	$11,288	$12,122	$18,831
2/29/24	$14,340	$11,210	$12,013	$18,982
3/31/24	$14,580	$11,311	$12,109	$19,140
4/30/24	$14,225	$11,129	$11,986	$19,257
5/31/24	$14,514	$11,228	$12,152	$19,345
6/30/24	$14,541	$11,325	$12,244	$19,417
7/31/24	$14,886	$11,544	$12,427	$19,527
8/31/24	$15,059	$11,670	$12,512	$19,636
9/30/24	$15,328	$11,806	$12,673	$19,756
10/31/24	$14,843	$11,646	$12,506	$19,890
11/30/24	$15,180	$11,784	$12,562	$20,020
12/31/24	$14,757	$11,694	$12,451	$20,171
1/31/25	$15,003	$11,739	$12,602	$20,336
2/28/25	$15,236	$11,881	$12,820	$20,463
3/31/25	$15,203	$11,831	$12,950	$20,552
4/30/25	$15,162	$11,948	$13,028	$20,668
5/31/25	$15,328	$11,908	$12,976	$20,772
6/30/25	$15,669	$12,022	$13,083	$20,908
7/31/25	$15,627	$12,013	$13,119	$21,039
8/31/25	$16,089	$12,078	$13,343	$21,194
9/30/25	$16,307	$12,167	$13,341	$21,341
10/31/25	$16,434	$12,263	$13,361	$21,481
11/30/25	$16,660	$12,289	$13,407	$21,566
12/31/25	$16,728	$12,263	$13,382	$21,715
1/31/26	$17,258	$12,292	$13,443	$21,839
2/28/26	$17,995	$12,465	$13,562	$21,984
3/31/26	$17,246	$12,244	$13,464	$22,255

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	13.44%	3.99%	5.60%
Class C (including sales charge)	12.44%	3.99%	5.60%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PASCX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS4218TSRAR_033126

Institutional Class: PAAIX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.13%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,963	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,491	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,621	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,064,143	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,848	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,080,770	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,083,607	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,058,077	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,077,360	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,101,516	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,121,807	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,132,098	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,136,940	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,151,467	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,153,208	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,176,663	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,191,323	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,190,677	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,199,585	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,205,523	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,227,995	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,257,305	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,226,985	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,231,330	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,232,346	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,216,090	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,202,152	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,216,487	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,199,080	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,206,395	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,169,179	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,179,517	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,166,854	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,219,070	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,222,266	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,229,694	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,237,192	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,224,338	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,262,651	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,257,264	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,242,181	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,255,108	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,273,581	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,274,668	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,309,336	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,289,497	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,245,412	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,099,234	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,160,056	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,198,762	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,234,453	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,274,526	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,285,657	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,265,684	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,249,891	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,362,697	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,419,470	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,444,654	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,481,285	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,507,373	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,547,507	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,587,641	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,599,237	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,606,490	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,617,369	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,589,763	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,617,216	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,582,276	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,640,631	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,614,936	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,591,810	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,605,185	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,546,649	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,547,950	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,441,636	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,499,512	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,467,943	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,352,855	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,397,862	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,474,639	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,451,404	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,528,738	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,483,166	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,497,930	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,509,046	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,472,918	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,509,048	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,543,915	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,513,232	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,475,778	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,443,389	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,512,391	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,575,707	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,572,844	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,578,569	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,606,112	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,568,559	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,603,223	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,607,141	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,646,589	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,667,043	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,699,010	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,647,029	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,685,643	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,640,667	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,669,477	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,696,771	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,696,009	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,692,936	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,712,908	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,751,763	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,748,651	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,801,546	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,829,740	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,845,473	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,872,219	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,881,183	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,943,780	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,027,790	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,945,684	$1,224,396	$1,346,395	$2,225,547

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.72%	5.24%	6.88%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAAIX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS0034TSRAR_033126

I-2: PALPX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$24	0.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,907	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,477	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,342	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,815	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,510	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,080,145	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,975	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,057,504	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,077,382	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,101,474	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,120,747	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,131,771	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,136,599	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,151,084	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,151,650	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,176,008	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,190,623	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,189,681	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,197,573	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,204,478	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,226,565	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,255,769	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,224,551	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,228,624	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,229,636	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,214,455	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,200,348	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,213,605	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,196,268	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,203,231	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,166,176	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,176,469	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,163,428	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,215,395	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,218,577	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,225,707	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,233,168	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,221,444	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,259,334	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,252,904	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,237,899	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,251,531	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,269,905	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,269,905	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,303,983	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,284,258	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,240,427	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,095,941	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,155,300	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,193,773	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,229,032	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,269,963	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,279,919	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,259,744	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,244,053	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,356,130	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,413,261	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,437,138	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,474,658	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,500,279	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,540,130	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,579,981	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,591,247	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,598,448	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,609,248	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,581,465	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,608,710	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,574,035	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,631,511	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,606,019	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,583,075	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,595,999	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,537,939	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,539,230	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,432,228	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,489,621	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,459,620	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,345,169	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,388,477	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,464,594	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,442,356	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,518,989	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,473,830	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,488,173	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,497,810	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,462,016	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,498,916	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,533,454	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,503,061	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,464,208	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,433,529	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,501,859	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,564,057	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,561,224	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,565,474	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,593,819	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,555,225	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,589,531	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,594,502	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,633,533	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,653,771	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,684,976	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,632,091	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,671,755	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,626,771	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,655,258	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,682,246	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,681,124	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,678,087	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,697,829	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,735,906	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,732,831	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,785,108	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,812,519	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,828,064	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,856,045	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,862,844	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,924,668	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,009,268	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,926,129	$1,224,396	$1,346,395	$2,225,547

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.57%	5.12%	6.77%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PALPX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS1922TSRAR_033126

Class R: PATRX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$85	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,291	$10,017	$10,027	$10,077
5/31/16	$10,056	$10,059	$9,969	$10,141
6/30/16	$10,383	$10,251	$10,132	$10,210
7/31/16	$10,619	$10,312	$10,164	$10,247
8/31/16	$10,657	$10,307	$10,113	$10,306
9/30/16	$10,765	$10,306	$10,190	$10,374
10/31/16	$10,784	$10,206	$10,178	$10,440
11/30/16	$10,529	$10,037	$10,029	$10,494
12/31/16	$10,717	$10,065	$10,040	$10,562
1/31/17	$10,948	$10,028	$10,114	$10,646
2/28/17	$11,141	$10,114	$10,139	$10,705
3/31/17	$11,239	$10,109	$10,145	$10,744
4/30/17	$11,287	$10,178	$10,191	$10,801
5/31/17	$11,422	$10,237	$10,186	$10,837
6/30/17	$11,424	$10,208	$10,105	$10,888
7/31/17	$11,658	$10,242	$10,156	$10,936
8/31/17	$11,794	$10,335	$10,226	$11,020
9/30/17	$11,785	$10,288	$10,176	$11,119
10/31/17	$11,854	$10,331	$10,192	$11,172
11/30/17	$11,913	$10,347	$10,181	$11,246
12/31/17	$12,123	$10,370	$10,230	$11,315
1/31/18	$12,414	$10,296	$10,153	$11,407
2/28/18	$12,103	$10,273	$10,106	$11,483
3/31/18	$12,138	$10,358	$10,189	$11,532
4/30/18	$12,138	$10,320	$10,176	$11,607
5/31/18	$11,977	$10,358	$10,223	$11,680
6/30/18	$11,833	$10,377	$10,252	$11,738
7/31/18	$11,965	$10,380	$10,212	$11,795
8/31/18	$11,783	$10,412	$10,281	$11,863
9/30/18	$11,844	$10,372	$10,209	$11,935
10/31/18	$11,476	$10,352	$10,130	$12,010
11/30/18	$11,568	$10,403	$10,163	$12,050
12/31/18	$11,438	$10,553	$10,204	$12,107
1/31/19	$11,942	$10,665	$10,318	$12,147
2/28/19	$11,963	$10,678	$10,328	$12,232
3/31/19	$12,039	$10,869	$10,466	$12,326
4/30/19	$12,102	$10,875	$10,511	$12,420
5/31/19	$11,975	$11,032	$10,626	$12,474
6/30/19	$12,337	$11,186	$10,731	$12,521
7/31/19	$12,274	$11,274	$10,747	$12,600
8/31/19	$12,125	$11,530	$10,886	$12,662
9/30/19	$12,241	$11,477	$10,796	$12,732
10/31/19	$12,422	$11,457	$10,826	$12,818
11/30/19	$12,412	$11,443	$10,828	$12,905
12/31/19	$12,747	$11,420	$10,903	$12,993
1/31/20	$12,552	$11,626	$11,045	$13,070
2/29/20	$12,110	$11,768	$11,140	$13,129
3/31/20	$10,693	$11,585	$10,937	$13,126
4/30/20	$11,266	$11,773	$11,159	$13,080
5/31/20	$11,634	$11,806	$11,228	$13,122
6/30/20	$11,979	$11,865	$11,348	$13,237
7/31/20	$12,360	$11,995	$11,510	$13,355
8/31/20	$12,458	$11,908	$11,673	$13,457
9/30/20	$12,263	$11,951	$11,632	$13,546
10/31/20	$12,098	$11,952	$11,584	$13,617
11/30/20	$13,176	$12,020	$11,673	$13,702
12/31/20	$13,725	$12,057	$11,818	$13,815
1/31/21	$13,959	$11,993	$11,891	$13,903
2/28/21	$14,315	$11,806	$11,806	$14,005
3/31/21	$14,548	$11,760	$11,825	$14,132
4/30/21	$14,926	$11,790	$11,976	$14,274
5/31/21	$15,305	$11,817	$12,087	$14,424
6/30/21	$15,411	$11,874	$12,097	$14,600
7/31/21	$15,470	$12,022	$12,375	$14,724
8/31/21	$15,575	$11,998	$12,352	$14,823
9/30/21	$15,292	$11,884	$12,301	$14,948
10/31/21	$15,546	$11,853	$12,401	$15,147
11/30/21	$15,207	$11,938	$12,430	$15,333
12/31/21	$15,754	$11,890	$12,490	$15,496
1/31/22	$15,506	$11,703	$12,339	$15,650
2/28/22	$15,269	$11,547	$12,458	$15,817
3/31/22	$15,387	$11,298	$12,272	$16,050
4/30/22	$14,821	$10,994	$12,157	$16,163
5/31/22	$14,821	$10,979	$12,152	$16,376
6/30/22	$13,789	$10,813	$11,852	$16,640
7/31/22	$14,335	$11,088	$12,279	$16,706
8/31/22	$14,031	$10,799	$11,986	$16,784
9/30/22	$12,922	$10,452	$11,386	$16,920
10/31/22	$13,343	$10,416	$11,510	$17,079
11/30/22	$14,070	$10,682	$11,652	$17,191
12/31/22	$13,840	$10,556	$11,573	$17,264
1/31/23	$14,570	$10,799	$11,728	$17,422
2/28/23	$14,132	$10,626	$11,589	$17,550
3/31/23	$14,254	$10,862	$11,913	$17,642
4/30/23	$14,348	$10,918	$11,936	$17,771
5/31/23	$14,001	$10,875	$11,801	$17,872
6/30/23	$14,343	$10,869	$11,744	$17,983
7/31/23	$14,664	$10,872	$11,797	$18,090
8/31/23	$14,370	$10,858	$11,745	$18,247
9/30/23	$13,999	$10,671	$11,626	$18,390
10/31/23	$13,689	$10,595	$11,612	$18,489
11/30/23	$14,336	$10,960	$11,832	$18,589
12/31/23	$14,926	$11,310	$12,078	$18,699
1/31/24	$14,885	$11,288	$12,122	$18,831
2/29/24	$14,926	$11,210	$12,013	$18,982
3/31/24	$15,180	$11,311	$12,109	$19,140
4/30/24	$14,808	$11,129	$11,986	$19,257
5/31/24	$15,125	$11,228	$12,152	$19,345
6/30/24	$15,154	$11,325	$12,244	$19,417
7/31/24	$15,531	$11,544	$12,427	$19,527
8/31/24	$15,712	$11,670	$12,512	$19,636
9/30/24	$16,002	$11,806	$12,673	$19,756
10/31/24	$15,493	$11,646	$12,506	$19,890
11/30/24	$15,861	$11,784	$12,562	$20,020
12/31/24	$15,428	$11,694	$12,451	$20,171
1/31/25	$15,702	$11,739	$12,602	$20,336
2/28/25	$15,932	$11,881	$12,820	$20,463
3/31/25	$15,916	$11,831	$12,950	$20,552
4/30/25	$15,873	$11,948	$13,028	$20,668
5/31/25	$16,062	$11,908	$12,976	$20,772
6/30/25	$16,409	$12,022	$13,083	$20,908
7/31/25	$16,379	$12,013	$13,119	$21,039
8/31/25	$16,866	$12,078	$13,343	$21,194
9/30/25	$17,118	$12,167	$13,341	$21,341
10/31/25	$17,252	$12,263	$13,361	$21,481
11/30/25	$17,505	$12,289	$13,407	$21,566
12/31/25	$17,574	$12,263	$13,382	$21,715
1/31/26	$18,134	$12,292	$13,443	$21,839
2/28/26	$18,928	$12,465	$13,562	$21,984
3/31/26	$18,142	$12,244	$13,464	$22,255

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	13.98%	4.51%	6.14%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.12% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class R shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class R shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PATRX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS4518TSRAR_033126

I-3: PAANX

PIMCO All Asset Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$30	0.28%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in emerging markets equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in developed ex-U.S. equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in commodities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  There were no material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,029,838	$1,001,698	$1,002,650	$1,007,733
5/31/16	$1,007,241	$1,005,932	$996,885	$1,014,131
6/30/16	$1,040,238	$1,025,081	$1,013,158	$1,020,983
7/31/16	$1,063,617	$1,031,206	$1,016,412	$1,024,660
8/31/16	$1,068,183	$1,030,680	$1,011,266	$1,030,640
9/30/16	$1,079,966	$1,030,557	$1,018,977	$1,037,432
10/31/16	$1,082,663	$1,020,565	$1,017,769	$1,043,956
11/30/16	$1,057,025	$1,003,709	$1,002,852	$1,049,367
12/31/16	$1,076,154	$1,006,459	$1,003,955	$1,056,182
1/31/17	$1,100,143	$1,002,793	$1,011,399	$1,064,580
2/28/17	$1,120,281	$1,011,378	$1,013,874	$1,070,538
3/31/17	$1,130,415	$1,010,911	$1,014,538	$1,074,412
4/30/17	$1,135,110	$1,017,767	$1,019,059	$1,080,050
5/31/17	$1,149,468	$1,023,707	$1,018,555	$1,083,663
6/30/17	$1,151,065	$1,020,842	$1,010,481	$1,088,782
7/31/17	$1,174,328	$1,024,198	$1,015,567	$1,093,570
8/31/17	$1,188,808	$1,033,532	$1,022,571	$1,102,044
9/30/17	$1,188,017	$1,028,761	$1,017,592	$1,111,926
10/31/17	$1,196,752	$1,033,100	$1,019,243	$1,117,249
11/30/17	$1,202,529	$1,034,700	$1,018,133	$1,124,633
12/31/17	$1,224,791	$1,037,013	$1,022,982	$1,131,487
1/31/18	$1,253,866	$1,029,610	$1,015,283	$1,140,712
2/28/18	$1,223,487	$1,027,288	$1,010,648	$1,148,296
3/31/18	$1,227,664	$1,035,806	$1,018,915	$1,153,177
4/30/18	$1,228,539	$1,031,952	$1,017,551	$1,160,741
5/31/18	$1,213,372	$1,035,807	$1,022,270	$1,167,993
6/30/18	$1,199,459	$1,037,738	$1,025,177	$1,173,789
7/31/18	$1,212,707	$1,038,022	$1,021,191	$1,179,460
8/31/18	$1,195,383	$1,041,212	$1,028,062	$1,186,272
9/30/18	$1,202,518	$1,037,229	$1,020,913	$1,193,453
10/31/18	$1,165,486	$1,035,202	$1,013,000	$1,200,954
11/30/18	$1,174,744	$1,040,267	$1,016,255	$1,205,014
12/31/18	$1,162,619	$1,055,294	$1,020,390	$1,210,718
1/31/19	$1,214,550	$1,066,471	$1,031,822	$1,214,716
2/28/19	$1,216,669	$1,067,753	$1,032,834	$1,223,152
3/31/19	$1,224,660	$1,086,877	$1,046,580	$1,232,552
4/30/19	$1,231,050	$1,087,524	$1,051,114	$1,241,999
5/31/19	$1,219,336	$1,103,173	$1,062,552	$1,247,369
6/30/19	$1,256,633	$1,118,641	$1,073,099	$1,252,095
7/31/19	$1,251,286	$1,127,444	$1,074,745	$1,259,974
8/31/19	$1,235,244	$1,153,012	$1,088,551	$1,266,199
9/30/19	$1,248,680	$1,147,669	$1,079,578	$1,273,229
10/31/19	$1,268,089	$1,145,688	$1,082,600	$1,281,826
11/30/19	$1,268,089	$1,144,344	$1,082,769	$1,290,477
12/31/19	$1,302,778	$1,141,998	$1,090,332	$1,299,337
1/31/20	$1,283,105	$1,162,607	$1,104,468	$1,307,032
2/29/20	$1,238,295	$1,176,836	$1,114,022	$1,312,948
3/31/20	$1,094,165	$1,158,521	$1,093,684	$1,312,594
4/30/20	$1,153,368	$1,177,276	$1,115,895	$1,307,987
5/31/20	$1,191,741	$1,180,613	$1,122,824	$1,312,209
6/30/20	$1,226,814	$1,186,505	$1,134,778	$1,323,673
7/31/20	$1,266,531	$1,199,470	$1,151,012	$1,335,533
8/31/20	$1,277,563	$1,190,779	$1,167,327	$1,345,730
9/30/20	$1,257,380	$1,195,129	$1,163,232	$1,354,602
10/31/20	$1,241,733	$1,195,216	$1,158,423	$1,361,688
11/30/20	$1,353,500	$1,202,035	$1,167,311	$1,370,173
12/31/20	$1,409,352	$1,205,728	$1,181,816	$1,381,461
1/31/21	$1,434,296	$1,199,261	$1,189,126	$1,390,340
2/28/21	$1,471,712	$1,180,606	$1,180,564	$1,400,519
3/31/21	$1,495,974	$1,175,955	$1,182,490	$1,413,242
4/30/21	$1,536,880	$1,179,029	$1,197,555	$1,427,447
5/31/21	$1,575,448	$1,181,661	$1,208,714	$1,442,358
6/30/21	$1,586,818	$1,187,424	$1,209,719	$1,459,954
7/31/21	$1,595,195	$1,202,182	$1,237,543	$1,472,360
8/31/21	$1,605,965	$1,199,773	$1,235,239	$1,482,349
9/30/21	$1,578,691	$1,188,446	$1,230,077	$1,494,819
10/31/21	$1,604,612	$1,185,338	$1,240,055	$1,514,675
11/30/21	$1,571,285	$1,193,793	$1,243,026	$1,533,251
12/31/21	$1,628,352	$1,188,952	$1,249,004	$1,549,644
1/31/22	$1,602,948	$1,170,272	$1,233,851	$1,564,950
2/28/22	$1,578,815	$1,154,705	$1,245,816	$1,581,708
3/31/22	$1,591,502	$1,129,814	$1,227,211	$1,605,050
4/30/22	$1,534,938	$1,099,449	$1,215,743	$1,616,323
5/31/22	$1,534,938	$1,097,936	$1,215,218	$1,637,627
6/30/22	$1,429,478	$1,081,273	$1,185,207	$1,664,046
7/31/22	$1,486,657	$1,108,814	$1,227,904	$1,670,578
8/31/22	$1,455,468	$1,079,868	$1,198,617	$1,678,354
9/30/22	$1,341,198	$1,045,202	$1,138,551	$1,692,018
10/31/22	$1,385,643	$1,041,624	$1,151,006	$1,707,929
11/30/22	$1,461,461	$1,068,168	$1,165,157	$1,719,125
12/31/22	$1,439,197	$1,055,562	$1,157,277	$1,726,375
1/31/23	$1,515,518	$1,079,874	$1,172,768	$1,742,215
2/28/23	$1,469,181	$1,062,650	$1,158,853	$1,755,029
3/31/23	$1,483,312	$1,086,213	$1,191,315	$1,764,234
4/30/23	$1,494,279	$1,091,806	$1,193,623	$1,777,148
5/31/23	$1,458,635	$1,087,507	$1,180,079	$1,787,172
6/30/23	$1,495,320	$1,086,858	$1,174,366	$1,798,345
7/31/23	$1,529,711	$1,087,210	$1,179,723	$1,809,031
8/31/23	$1,498,072	$1,085,844	$1,174,485	$1,824,748
9/30/23	$1,460,634	$1,067,119	$1,162,566	$1,839,007
10/31/23	$1,428,700	$1,059,542	$1,161,154	$1,848,855
11/30/23	$1,496,733	$1,095,972	$1,183,240	$1,858,947
12/31/23	$1,559,879	$1,130,998	$1,207,785	$1,869,939
1/31/24	$1,555,648	$1,128,781	$1,212,246	$1,883,131
2/29/24	$1,561,289	$1,121,036	$1,201,337	$1,898,188
3/31/24	$1,589,562	$1,131,144	$1,210,941	$1,913,962
4/30/24	$1,551,139	$1,112,932	$1,198,563	$1,925,732
5/31/24	$1,585,292	$1,122,780	$1,215,174	$1,934,512
6/30/24	$1,588,668	$1,132,522	$1,224,446	$1,941,677
7/31/24	$1,627,521	$1,154,402	$1,242,657	$1,952,695
8/31/24	$1,647,667	$1,167,045	$1,251,244	$1,963,559
9/30/24	$1,679,956	$1,180,588	$1,267,321	$1,975,580
10/31/24	$1,627,320	$1,164,612	$1,250,594	$1,988,977
11/30/24	$1,666,797	$1,178,445	$1,256,231	$2,001,971
12/31/24	$1,622,842	$1,169,402	$1,245,141	$2,017,116
1/31/25	$1,651,182	$1,173,932	$1,260,162	$2,033,612
2/28/25	$1,676,539	$1,188,068	$1,281,963	$2,046,276
3/31/25	$1,675,195	$1,183,110	$1,295,008	$2,055,250
4/30/25	$1,672,174	$1,194,759	$1,302,845	$2,066,799
5/31/25	$1,691,811	$1,190,809	$1,297,621	$2,077,226
6/30/25	$1,729,500	$1,202,213	$1,308,336	$2,090,807
7/31/25	$1,726,442	$1,201,251	$1,311,902	$2,103,885
8/31/25	$1,779,963	$1,207,833	$1,334,303	$2,119,438
9/30/25	$1,806,807	$1,216,730	$1,334,061	$2,134,072
10/31/25	$1,820,718	$1,226,335	$1,336,118	$2,148,111
11/30/25	$1,848,539	$1,228,914	$1,340,706	$2,156,565
12/31/25	$1,856,592	$1,226,279	$1,338,179	$2,171,492
1/31/26	$1,918,047	$1,229,243	$1,344,341	$2,183,920
2/28/26	$2,002,143	$1,246,523	$1,356,206	$2,198,396
3/31/26	$1,919,276	$1,224,396	$1,346,395	$2,225,547

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.57%	5.11%	6.74%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS: 1-10 Year Index	3.97%	2.63%	3.02%
Consumer Price Index + 500 Basis Points	8.29%	9.51%	8.33%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$9,968,911
# of Portfolio Holdings	28
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$7,773
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	99.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO All Asset: Multi-Real Fund	20.6%
PIMCO All Asset: Multi-RAE PLUS Fund	16.8%
PIMCO Emerging Markets Local Currency and Bond Fund	8.0%
PIMCO Total Return Fund	7.0%
PIMCO Low Duration Fund	5.3%
PIMCO TRENDS Managed Futures Strategy Fund	4.2%
PIMCO High Yield Fund	3.7%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	3.7%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.09% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds and it includes increase in waiver by 0.02%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAANX

PIMCO All Asset Fund

Annual Shareholder Report |

March 31, 2026

PIMS2175TSRAR_033126

Class A: PAUAX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$285	2.67%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$9,450	$10,000	$10,000	$10,000
4/30/16	$9,802	$10,017	$10,035	$10,089
5/31/16	$9,520	$10,059	$9,964	$10,164
6/30/16	$9,871	$10,251	$10,171	$10,245
7/31/16	$10,071	$10,312	$10,259	$10,294
8/31/16	$10,106	$10,307	$10,213	$10,366
9/30/16	$10,248	$10,306	$10,269	$10,446
10/31/16	$10,307	$10,206	$10,228	$10,524
11/30/16	$9,940	$10,037	$10,031	$10,591
12/31/16	$10,145	$10,065	$10,022	$10,672
1/31/17	$10,363	$10,028	$10,106	$10,769
2/28/17	$10,508	$10,114	$10,153	$10,842
3/31/17	$10,599	$10,109	$10,148	$10,894
4/30/17	$10,659	$10,178	$10,208	$10,964
5/31/17	$10,780	$10,237	$10,204	$11,014
6/30/17	$10,774	$10,208	$10,107	$11,079
7/31/17	$10,993	$10,242	$10,152	$11,141
8/31/17	$11,128	$10,335	$10,260	$11,240
9/30/17	$11,101	$10,288	$10,194	$11,353
10/31/17	$11,138	$10,331	$10,216	$11,421
11/30/17	$11,114	$10,347	$10,229	$11,510
12/31/17	$11,319	$10,370	$10,323	$11,593
1/31/18	$11,522	$10,296	$10,234	$11,701
2/28/18	$11,231	$10,273	$10,135	$11,792
3/31/18	$11,322	$10,358	$10,241	$11,856
4/30/18	$11,335	$10,320	$10,236	$11,948
5/31/18	$11,106	$10,358	$10,279	$12,036
6/30/18	$10,940	$10,377	$10,320	$12,110
7/31/18	$11,004	$10,380	$10,271	$12,183
8/31/18	$10,710	$10,412	$10,345	$12,267
9/30/18	$10,793	$10,372	$10,236	$12,356
10/31/18	$10,549	$10,352	$10,089	$12,448
11/30/18	$10,574	$10,403	$10,137	$12,505
12/31/18	$10,577	$10,553	$10,193	$12,579
1/31/19	$10,990	$10,665	$10,330	$12,635
2/28/19	$10,964	$10,678	$10,328	$12,738
3/31/19	$10,957	$10,869	$10,518	$12,850
4/30/19	$10,957	$10,875	$10,553	$12,963
5/31/19	$10,917	$11,032	$10,728	$13,035
6/30/19	$11,154	$11,186	$10,820	$13,100
7/31/19	$11,046	$11,274	$10,858	$13,197
8/31/19	$10,831	$11,530	$11,117	$13,278
9/30/19	$10,958	$11,477	$10,965	$13,367
10/31/19	$11,106	$11,457	$10,993	$13,473
11/30/19	$11,025	$11,443	$11,010	$13,579
12/31/19	$11,333	$11,420	$11,052	$13,688
1/31/20	$11,060	$11,626	$11,284	$13,785
2/29/20	$10,732	$11,768	$11,440	$13,864
3/31/20	$9,118	$11,585	$11,239	$13,877
4/30/20	$9,665	$11,773	$11,551	$13,846
5/31/20	$9,980	$11,806	$11,586	$13,908
6/30/20	$10,307	$11,865	$11,715	$14,045
7/31/20	$10,637	$11,995	$11,985	$14,187
8/31/20	$10,595	$11,908	$12,116	$14,311
9/30/20	$10,452	$11,951	$12,071	$14,422
10/31/20	$10,341	$11,952	$11,993	$14,514
11/30/20	$11,314	$12,020	$12,127	$14,622
12/31/20	$11,804	$12,057	$12,267	$14,759
1/31/21	$12,103	$11,993	$12,307	$14,871
2/28/21	$12,345	$11,806	$12,109	$14,997
3/31/21	$12,486	$11,760	$12,086	$15,150
4/30/21	$12,795	$11,790	$12,255	$15,319
5/31/21	$13,177	$11,817	$12,404	$15,496
6/30/21	$13,295	$11,874	$12,479	$15,702
7/31/21	$13,295	$12,022	$12,811	$15,853
8/31/21	$13,371	$11,998	$12,789	$15,979
9/30/21	$13,164	$11,884	$12,697	$16,131
10/31/21	$13,413	$11,853	$12,841	$16,363
11/30/21	$13,071	$11,938	$12,956	$16,581
12/31/21	$13,564	$11,890	$12,997	$16,777
1/31/22	$13,301	$11,703	$12,734	$16,961
2/28/22	$13,087	$11,547	$12,843	$17,162
3/31/22	$13,192	$11,298	$12,604	$17,433
4/30/22	$12,624	$10,994	$12,347	$17,575
5/31/22	$12,607	$10,979	$12,224	$17,826
6/30/22	$11,595	$10,813	$11,837	$18,132
7/31/22	$12,069	$11,088	$12,353	$18,225
8/31/22	$11,714	$10,799	$12,024	$18,331
9/30/22	$10,585	$10,452	$11,228	$18,501
10/31/22	$10,925	$10,416	$11,368	$18,696
11/30/22	$11,604	$10,682	$11,576	$18,840
12/31/22	$11,387	$10,556	$11,458	$18,942
1/31/23	$12,140	$10,799	$11,667	$19,137
2/28/23	$11,656	$10,626	$11,507	$19,300
3/31/23	$11,765	$10,862	$11,840	$19,423
4/30/23	$11,838	$10,918	$11,853	$19,588
5/31/23	$11,421	$10,875	$11,711	$19,721
6/30/23	$11,650	$10,869	$11,672	$19,868
7/31/23	$11,868	$10,872	$11,686	$20,009
8/31/23	$11,559	$10,858	$11,582	$20,205
9/30/23	$11,212	$10,671	$11,368	$20,386
10/31/23	$10,957	$10,595	$11,286	$20,519
11/30/23	$11,466	$10,960	$11,592	$20,655
12/31/23	$11,966	$11,310	$11,904	$20,801
1/31/24	$11,911	$11,288	$11,925	$20,972
2/29/24	$11,819	$11,210	$11,797	$21,163
3/31/24	$12,001	$11,311	$11,894	$21,363
4/30/24	$11,667	$11,129	$11,693	$21,519
5/31/24	$11,908	$11,228	$11,894	$21,643
6/30/24	$11,889	$11,325	$11,988	$21,749
7/31/24	$12,225	$11,544	$12,201	$21,898
8/31/24	$12,375	$11,670	$12,297	$22,045
9/30/24	$12,615	$11,806	$12,482	$22,206
10/31/24	$12,127	$11,646	$12,258	$22,382
11/30/24	$12,390	$11,784	$12,317	$22,559
12/31/24	$12,059	$11,694	$12,122	$22,750
1/31/25	$12,247	$11,739	$12,279	$22,962
2/28/25	$12,512	$11,881	$12,547	$23,132
3/31/25	$12,506	$11,831	$12,627	$23,261
4/30/25	$12,525	$11,948	$12,642	$23,419
5/31/25	$12,620	$11,908	$12,568	$23,564
6/30/25	$12,920	$12,022	$12,688	$23,746
7/31/25	$12,844	$12,013	$12,704	$23,922
8/31/25	$13,265	$12,078	$12,899	$24,126
9/30/25	$13,469	$12,167	$12,955	$24,320
10/31/25	$13,566	$12,263	$13,001	$24,508
11/30/25	$13,778	$12,289	$13,025	$24,634
12/31/25	$13,840	$12,263	$12,972	$24,833
1/31/26	$14,304	$12,292	$13,012	$25,004
2/28/26	$14,970	$12,465	$13,182	$25,198
3/31/26	$14,233	$12,244	$13,006	$25,537

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.81%	2.65%	4.18%
Class A (including sales charge)	7.55%	1.50%	3.59%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAUAX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2026

PIMS4019TSRAR_033126

Class C: PAUCX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$364	3.42%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,360	$10,017	$10,035	$10,089
5/31/16	$10,050	$10,059	$9,964	$10,164
6/30/16	$10,417	$10,251	$10,171	$10,245
7/31/16	$10,616	$10,312	$10,259	$10,294
8/31/16	$10,665	$10,307	$10,213	$10,366
9/30/16	$10,794	$10,306	$10,269	$10,446
10/31/16	$10,856	$10,206	$10,228	$10,524
11/30/16	$10,458	$10,037	$10,031	$10,591
12/31/16	$10,660	$10,065	$10,022	$10,672
1/31/17	$10,888	$10,028	$10,106	$10,769
2/28/17	$11,041	$10,114	$10,153	$10,842
3/31/17	$11,129	$10,109	$10,148	$10,894
4/30/17	$11,180	$10,178	$10,208	$10,964
5/31/17	$11,294	$10,237	$10,204	$11,014
6/30/17	$11,283	$10,208	$10,107	$11,079
7/31/17	$11,513	$10,242	$10,152	$11,141
8/31/17	$11,641	$10,335	$10,260	$11,240
9/30/17	$11,603	$10,288	$10,194	$11,353
10/31/17	$11,642	$10,331	$10,216	$11,421
11/30/17	$11,616	$10,347	$10,229	$11,510
12/31/17	$11,806	$10,370	$10,323	$11,593
1/31/18	$12,018	$10,296	$10,234	$11,701
2/28/18	$11,713	$10,273	$10,135	$11,792
3/31/18	$11,802	$10,358	$10,241	$11,856
4/30/18	$11,815	$10,320	$10,236	$11,948
5/31/18	$11,564	$10,358	$10,279	$12,036
6/30/18	$11,375	$10,377	$10,320	$12,110
7/31/18	$11,441	$10,380	$10,271	$12,183
8/31/18	$11,135	$10,412	$10,345	$12,267
9/30/18	$11,199	$10,372	$10,236	$12,356
10/31/18	$10,945	$10,352	$10,089	$12,448
11/30/18	$10,959	$10,403	$10,137	$12,505
12/31/18	$10,961	$10,553	$10,193	$12,579
1/31/19	$11,389	$10,665	$10,330	$12,635
2/28/19	$11,348	$10,678	$10,328	$12,738
3/31/19	$11,335	$10,869	$10,518	$12,850
4/30/19	$11,321	$10,875	$10,553	$12,963
5/31/19	$11,280	$11,032	$10,728	$13,035
6/30/19	$11,522	$11,186	$10,820	$13,100
7/31/19	$11,397	$11,274	$10,858	$13,197
8/31/19	$11,161	$11,530	$11,117	$13,278
9/30/19	$11,281	$11,477	$10,965	$13,367
10/31/19	$11,434	$11,457	$10,993	$13,473
11/30/19	$11,336	$11,443	$11,010	$13,579
12/31/19	$11,653	$11,420	$11,052	$13,688
1/31/20	$11,372	$11,626	$11,284	$13,785
2/29/20	$11,021	$11,768	$11,440	$13,864
3/31/20	$9,362	$11,585	$11,239	$13,877
4/30/20	$9,910	$11,773	$11,551	$13,846
5/31/20	$10,234	$11,806	$11,586	$13,908
6/30/20	$10,556	$11,865	$11,715	$14,045
7/31/20	$10,893	$11,995	$11,985	$14,187
8/31/20	$10,837	$11,908	$12,116	$14,311
9/30/20	$10,680	$11,951	$12,071	$14,422
10/31/20	$10,566	$11,952	$11,993	$14,514
11/30/20	$11,547	$12,020	$12,127	$14,622
12/31/20	$12,049	$12,057	$12,267	$14,759
1/31/21	$12,340	$11,993	$12,307	$14,871
2/28/21	$12,587	$11,806	$12,109	$14,997
3/31/21	$12,724	$11,760	$12,086	$15,150
4/30/21	$13,038	$11,790	$12,255	$15,319
5/31/21	$13,412	$11,817	$12,404	$15,496
6/30/21	$13,512	$11,874	$12,479	$15,702
7/31/21	$13,512	$12,022	$12,811	$15,853
8/31/21	$13,589	$11,998	$12,789	$15,979
9/30/21	$13,366	$11,884	$12,697	$16,131
10/31/21	$13,602	$11,853	$12,841	$16,363
11/30/21	$13,255	$11,938	$12,956	$16,581
12/31/21	$13,757	$11,890	$12,997	$16,777
1/31/22	$13,474	$11,703	$12,734	$16,961
2/28/22	$13,242	$11,547	$12,843	$17,162
3/31/22	$13,341	$11,298	$12,604	$17,433
4/30/22	$12,768	$10,994	$12,347	$17,575
5/31/22	$12,734	$10,979	$12,224	$17,826
6/30/22	$11,713	$10,813	$11,837	$18,132
7/31/22	$12,174	$11,088	$12,353	$18,225
8/31/22	$11,816	$10,799	$12,024	$18,331
9/30/22	$10,674	$10,452	$11,228	$18,501
10/31/22	$10,999	$10,416	$11,368	$18,696
11/30/22	$11,682	$10,682	$11,576	$18,840
12/31/22	$11,466	$10,556	$11,458	$18,942
1/31/23	$12,203	$10,799	$11,667	$19,137
2/28/23	$11,700	$10,626	$11,507	$19,300
3/31/23	$11,808	$10,862	$11,840	$19,423
4/30/23	$11,881	$10,918	$11,853	$19,588
5/31/23	$11,446	$10,875	$11,711	$19,721
6/30/23	$11,658	$10,869	$11,672	$19,868
7/31/23	$11,876	$10,872	$11,686	$20,009
8/31/23	$11,568	$10,858	$11,582	$20,205
9/30/23	$11,217	$10,671	$11,368	$20,386
10/31/23	$10,962	$10,595	$11,286	$20,519
11/30/23	$11,452	$10,960	$11,592	$20,655
12/31/23	$11,958	$11,310	$11,904	$20,801
1/31/24	$11,884	$11,288	$11,925	$20,972
2/29/24	$11,792	$11,210	$11,797	$21,163
3/31/24	$11,954	$11,311	$11,894	$21,363
4/30/24	$11,603	$11,129	$11,693	$21,519
5/31/24	$11,843	$11,228	$11,894	$21,643
6/30/24	$11,824	$11,325	$11,988	$21,749
7/31/24	$12,157	$11,544	$12,201	$21,898
8/31/24	$12,305	$11,670	$12,297	$22,045
9/30/24	$12,519	$11,806	$12,482	$22,206
10/31/24	$12,037	$11,646	$12,258	$22,382
11/30/24	$12,297	$11,784	$12,317	$22,559
12/31/24	$11,940	$11,694	$12,122	$22,750
1/31/25	$12,126	$11,739	$12,279	$22,962
2/28/25	$12,387	$11,881	$12,547	$23,132
3/31/25	$12,360	$11,831	$12,627	$23,261
4/30/25	$12,379	$11,948	$12,642	$23,419
5/31/25	$12,473	$11,908	$12,568	$23,564
6/30/25	$12,769	$12,022	$12,688	$23,746
7/31/25	$12,675	$12,013	$12,704	$23,922
8/31/25	$13,090	$12,078	$12,899	$24,126
9/30/25	$13,265	$12,167	$12,955	$24,320
10/31/25	$13,359	$12,263	$13,001	$24,508
11/30/25	$13,568	$12,289	$13,025	$24,634
12/31/25	$13,599	$12,263	$12,972	$24,833
1/31/26	$14,053	$12,292	$13,012	$25,004
2/28/26	$14,706	$12,465	$13,182	$25,198
3/31/26	$13,960	$12,244	$13,006	$25,537

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	12.95%	1.87%	3.39%
Class C (including sales charge)	11.95%	1.87%	3.39%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.71% as a result of lower expenses related to interest by 0.54% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for  Class C shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PAUCX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2026

PIMS4219TSRAR_033126

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$241	2.25%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,313	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,463	$1,005,932	$996,365	$1,016,450
6/30/16	$1,045,488	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,723	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,071,719	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,086,722	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,094,251	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,055,350	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,077,425	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,100,540	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,117,234	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,126,606	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,133,036	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,145,897	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,146,112	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,170,830	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,185,140	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,182,406	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,186,365	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,185,046	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,207,179	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,228,832	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,199,059	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,208,655	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,211,371	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,186,926	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,170,247	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,177,082	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,147,006	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,154,543	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,129,743	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,132,499	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,133,086	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,178,868	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,174,576	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,175,004	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,176,442	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,172,127	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,198,529	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,186,977	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,163,873	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,177,352	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,194,773	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,186,062	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,219,409	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,191,427	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,156,082	$1,176,836	$1,143,995	$1,386,388
3/31/20	$983,254	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,040,832	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,076,265	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,112,369	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,147,918	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,143,474	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,127,748	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,117,237	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,222,353	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,275,359	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,307,744	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,335,502	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,351,816	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,386,846	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,428,244	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,440,411	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,440,411	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,450,243	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,427,873	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,454,910	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,419,424	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,473,151	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,444,581	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,421,367	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,434,199	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,372,474	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,370,658	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,263,470	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,315,040	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,276,362	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,154,862	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,190,026	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,265,906	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,242,305	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,324,473	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,271,651	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,284,707	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,292,613	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,247,154	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,273,161	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,298,941	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,265,228	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,226,689	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,200,801	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,256,560	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,313,055	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,306,986	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,296,870	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,318,131	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,279,422	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,305,907	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,307,078	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,343,955	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,360,345	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,388,275	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,334,722	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,363,558	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,326,962	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,349,805	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,378,878	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,377,445	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,381,644	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,392,143	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,426,459	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,418,005	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,466,611	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,488,633	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,499,281	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,522,707	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,531,247	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,582,512	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,658,294	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,573,823	$1,224,396	$1,300,619	$2,553,695

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.26%	3.09%	4.64%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PAUIX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2026

PIMS1860TSRAR_033126

I-2: PAUPX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$252	2.35%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,267	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,453	$1,005,932	$996,365	$1,016,450
6/30/16	$1,043,988	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,439	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,071,428	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,084,886	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,092,403	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,053,567	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,075,255	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,099,605	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,114,984	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,125,423	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,131,839	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,144,671	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,144,682	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,168,043	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,183,617	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,179,296	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,184,561	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,183,245	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,204,996	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,226,586	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,196,900	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,206,210	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,208,918	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,183,196	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,166,340	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,174,515	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,143,176	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,151,719	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,127,010	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,128,383	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,129,939	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,174,111	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,171,261	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,171,445	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,171,445	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,167,149	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,193,223	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,181,722	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,158,720	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,173,271	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,189,165	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,180,496	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,214,771	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,185,464	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,150,295	$1,176,836	$1,143,995	$1,386,388
3/31/20	$978,098	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,036,842	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,072,089	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,106,331	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,141,687	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,137,267	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,122,822	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,110,877	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,215,395	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,269,216	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,301,406	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,328,997	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,344,955	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,378,183	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,419,323	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,431,159	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,432,787	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,440,928	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,419,976	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,446,831	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,409,905	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,464,524	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,436,155	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,413,106	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,423,729	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,364,256	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,362,454	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,254,008	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,305,192	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,266,804	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,145,898	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,180,789	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,257,917	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,234,041	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,315,534	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,263,146	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,275,834	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,283,674	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,238,598	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,264,150	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,287,742	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,254,320	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,217,771	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,190,139	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,245,402	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,300,990	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,294,976	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,284,953	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,305,708	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,269,382	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,295,618	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,294,500	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,331,022	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,349,283	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,374,574	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,323,589	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,352,141	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,315,502	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,336,057	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,364,833	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,365,182	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,369,338	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,379,727	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,413,415	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,402,961	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,451,050	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,472,485	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,485,124	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,508,296	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,514,214	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,567,112	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,639,847	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,558,169	$1,224,396	$1,300,619	$2,553,695

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.14%	2.99%	4.53%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PAUPX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2026

PIMS1932TSRAR_033126

I-3: PAUNX

PIMCO All Asset All Authority Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO All Asset All Authority Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$257	2.40%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds ("UPFs"), contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets equities, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in emerging markets bonds, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  Positions in liquid alternatives, through exposure to certain UPFs, contributed to performance, as these exposures posted positive returns.

  The Fund has a line of credit up to 1.5x of net assets to invest in additional UPF exposure. As the cost of borrowing thereunder is tied to 1M SOFR, and front-end rates remained elevated, interest costs associated with this borrowing remained higher than recent history, though the returns of the money the Fund invested were positive on average.

  There were no other material detractors for this Fund.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	Consumer Price Index +650 Basis Points
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,037,147	$1,001,698	$1,003,462	$1,008,872
5/31/16	$1,007,130	$1,005,932	$996,365	$1,016,450
6/30/16	$1,044,975	$1,025,081	$1,017,077	$1,024,497
7/31/16	$1,066,020	$1,031,206	$1,025,894	$1,029,412
8/31/16	$1,070,830	$1,030,680	$1,021,292	$1,036,617
9/30/16	$1,085,644	$1,030,557	$1,026,882	$1,044,649
10/31/16	$1,092,981	$1,020,565	$1,022,774	$1,052,420
11/30/16	$1,053,952	$1,003,709	$1,003,146	$1,059,105
12/31/16	$1,075,817	$1,006,459	$1,002,162	$1,067,210
1/31/17	$1,098,712	$1,002,793	$1,010,587	$1,076,913
2/28/17	$1,115,208	$1,011,378	$1,015,346	$1,084,197
3/31/17	$1,124,374	$1,010,911	$1,014,803	$1,089,412
4/30/17	$1,130,606	$1,017,767	$1,020,806	$1,096,404
5/31/17	$1,143,246	$1,023,707	$1,020,368	$1,101,388
6/30/17	$1,143,273	$1,020,842	$1,010,694	$1,107,897
7/31/17	$1,167,733	$1,024,198	$1,015,197	$1,114,083
8/31/17	$1,181,807	$1,033,532	$1,025,998	$1,123,985
9/30/17	$1,178,886	$1,028,761	$1,019,424	$1,135,330
10/31/17	$1,182,632	$1,033,100	$1,021,605	$1,142,094
11/30/17	$1,181,122	$1,034,700	$1,022,931	$1,150,956
12/31/17	$1,202,980	$1,037,013	$1,032,296	$1,159,309
1/31/18	$1,224,352	$1,029,610	$1,023,444	$1,170,080
2/28/18	$1,194,503	$1,027,288	$1,013,498	$1,179,211
3/31/18	$1,203,859	$1,035,806	$1,024,144	$1,185,617
4/30/18	$1,206,385	$1,031,952	$1,023,556	$1,194,762
5/31/18	$1,182,041	$1,035,807	$1,027,920	$1,203,618
6/30/18	$1,165,506	$1,037,738	$1,032,044	$1,211,015
7/31/18	$1,172,314	$1,038,022	$1,027,078	$1,218,295
8/31/18	$1,140,998	$1,041,212	$1,034,476	$1,226,750
9/30/18	$1,149,590	$1,037,229	$1,023,582	$1,235,603
10/31/18	$1,124,897	$1,035,202	$1,008,911	$1,244,792
11/30/18	$1,126,269	$1,040,267	$1,013,731	$1,250,483
12/31/18	$1,127,726	$1,055,294	$1,019,270	$1,257,878
1/31/19	$1,173,290	$1,066,471	$1,032,983	$1,263,541
2/28/19	$1,169,019	$1,067,753	$1,032,848	$1,273,770
3/31/19	$1,169,048	$1,086,877	$1,051,833	$1,285,010
4/30/19	$1,169,048	$1,087,524	$1,055,329	$1,296,324
5/31/19	$1,164,756	$1,103,173	$1,072,766	$1,303,469
6/30/19	$1,191,127	$1,118,641	$1,081,965	$1,309,970
7/31/19	$1,179,646	$1,127,444	$1,085,809	$1,319,735
8/31/19	$1,156,685	$1,153,012	$1,111,650	$1,327,805
9/30/19	$1,169,570	$1,147,669	$1,096,518	$1,336,731
10/31/19	$1,186,875	$1,145,688	$1,099,322	$1,347,288
11/30/19	$1,178,222	$1,144,344	$1,100,999	$1,357,928
12/31/19	$1,212,165	$1,141,998	$1,105,173	$1,368,817
1/31/20	$1,182,921	$1,162,607	$1,128,378	$1,378,520
2/29/20	$1,147,828	$1,176,836	$1,143,995	$1,386,388
3/31/20	$975,866	$1,158,521	$1,123,882	$1,387,734
4/30/20	$1,034,477	$1,177,276	$1,155,144	$1,384,643
5/31/20	$1,069,643	$1,180,613	$1,158,615	$1,390,778
6/30/20	$1,103,692	$1,186,505	$1,171,548	$1,404,506
7/31/20	$1,140,432	$1,199,470	$1,198,467	$1,418,673
8/31/20	$1,136,023	$1,190,779	$1,211,560	$1,431,123
9/30/20	$1,120,071	$1,195,129	$1,207,092	$1,442,213
10/31/20	$1,108,156	$1,195,216	$1,199,296	$1,451,438
11/30/20	$1,212,418	$1,202,035	$1,212,744	$1,462,159
12/31/20	$1,266,002	$1,205,728	$1,226,657	$1,475,865
1/31/21	$1,298,111	$1,199,261	$1,230,713	$1,487,063
2/28/21	$1,325,633	$1,180,606	$1,210,888	$1,499,653
3/31/21	$1,341,392	$1,175,955	$1,208,598	$1,514,959
4/30/21	$1,374,532	$1,179,029	$1,225,511	$1,531,874
5/31/21	$1,417,141	$1,181,661	$1,240,355	$1,549,580
6/30/21	$1,427,279	$1,187,424	$1,247,867	$1,570,176
7/31/21	$1,428,903	$1,202,182	$1,281,123	$1,585,299
8/31/21	$1,437,022	$1,199,773	$1,278,870	$1,597,877
9/30/21	$1,416,112	$1,188,446	$1,269,727	$1,613,133
10/31/21	$1,442,894	$1,185,338	$1,284,134	$1,636,280
11/30/21	$1,406,068	$1,193,793	$1,295,618	$1,658,117
12/31/21	$1,460,400	$1,188,952	$1,299,718	$1,677,679
1/31/22	$1,432,111	$1,170,272	$1,273,431	$1,696,126
2/28/22	$1,409,126	$1,154,705	$1,284,307	$1,716,162
3/31/22	$1,419,337	$1,129,814	$1,260,428	$1,743,297
4/30/22	$1,360,048	$1,099,449	$1,234,667	$1,757,545
5/31/22	$1,358,252	$1,097,936	$1,222,418	$1,782,609
6/30/22	$1,250,021	$1,081,273	$1,183,735	$1,813,229
7/31/22	$1,301,042	$1,108,814	$1,235,269	$1,822,501
8/31/22	$1,262,776	$1,079,868	$1,202,417	$1,833,126
9/30/22	$1,141,736	$1,045,202	$1,122,842	$1,850,136
10/31/22	$1,178,330	$1,041,624	$1,136,792	$1,869,594
11/30/22	$1,253,348	$1,068,168	$1,157,553	$1,884,000
12/31/22	$1,229,422	$1,055,562	$1,145,757	$1,894,177
1/31/23	$1,310,610	$1,079,874	$1,166,747	$1,913,691
2/28/23	$1,258,418	$1,062,650	$1,150,748	$1,929,959
3/31/23	$1,270,914	$1,086,213	$1,184,009	$1,942,342
4/30/23	$1,278,723	$1,091,806	$1,185,307	$1,958,786
5/31/23	$1,233,821	$1,087,507	$1,171,128	$1,972,133
6/30/23	$1,259,169	$1,086,858	$1,167,183	$1,986,767
7/31/23	$1,282,669	$1,087,210	$1,168,648	$2,000,882
8/31/23	$1,249,378	$1,085,844	$1,158,211	$2,020,517
9/30/23	$1,212,791	$1,067,119	$1,136,833	$2,038,613
10/31/23	$1,187,238	$1,059,542	$1,128,608	$2,051,903
11/30/23	$1,240,310	$1,095,972	$1,159,183	$2,065,492
12/31/23	$1,297,437	$1,130,998	$1,190,389	$2,080,108
1/31/24	$1,291,449	$1,128,781	$1,192,502	$2,097,183
2/29/24	$1,279,472	$1,121,036	$1,179,688	$2,116,336
3/31/24	$1,300,024	$1,131,144	$1,189,396	$2,136,320
4/30/24	$1,263,856	$1,112,932	$1,169,341	$2,151,938
5/31/24	$1,289,977	$1,122,780	$1,189,428	$2,164,303
6/30/24	$1,288,730	$1,132,522	$1,198,763	$2,174,919
7/31/24	$1,325,089	$1,154,402	$1,220,143	$2,189,795
8/31/24	$1,343,269	$1,167,045	$1,229,715	$2,204,529
9/30/24	$1,368,241	$1,180,588	$1,248,175	$2,220,589
10/31/24	$1,317,490	$1,164,612	$1,225,783	$2,238,192
11/30/24	$1,345,911	$1,178,445	$1,231,723	$2,255,919
12/31/24	$1,309,268	$1,169,402	$1,212,246	$2,275,028
1/31/25	$1,329,725	$1,173,932	$1,227,924	$2,296,226
2/28/25	$1,358,366	$1,188,068	$1,254,696	$2,313,189
3/31/25	$1,358,558	$1,183,110	$1,262,741	$2,326,068
4/30/25	$1,362,694	$1,194,759	$1,264,242	$2,341,854
5/31/25	$1,373,033	$1,190,809	$1,256,813	$2,356,434
6/30/25	$1,406,392	$1,202,213	$1,268,808	$2,374,586
7/31/25	$1,395,990	$1,201,251	$1,270,358	$2,392,190
8/31/25	$1,443,840	$1,207,833	$1,289,898	$2,412,605
9/30/25	$1,464,990	$1,216,730	$1,295,494	$2,432,046
10/31/25	$1,477,565	$1,226,335	$1,300,088	$2,450,838
11/30/25	$1,500,619	$1,228,914	$1,302,485	$2,463,384
12/31/25	$1,506,104	$1,226,279	$1,297,224	$2,483,269
1/31/26	$1,558,719	$1,229,243	$1,301,241	$2,500,388
2/28/26	$1,631,065	$1,246,523	$1,318,245	$2,519,850
3/31/26	$1,549,638	$1,224,396	$1,300,619	$2,553,695

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.06%	2.93%	4.48%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
Consumer Price Index +650 Basis Points	9.79%	11.01%	9.83%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$966,014
# of Portfolio Holdings	28
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$1,972
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	141.5%
Other Assets and Liabilities, Net	(41.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Low Duration Fund	18.5%
PIMCO Total Return Fund	17.1%
PIMCO All Authority: Multi-RAE PLUS Fund	14.6%
PIMCO All Asset: Multi-Real Fund	12.5%
PIMCO Emerging Markets Local Currency and Bond Fund	11.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9.0%
PIMCO RealEstateRealReturn Strategy Fund	8.1%
PIMCO High Yield Fund	7.0%
PIMCO TRENDS Managed Futures Strategy Fund	6.0%
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.68% as a result of lower expenses related to interest by 0.51% and the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds by 0.17%.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PAUNX

PIMCO All Asset All Authority Fund

Annual Shareholder Report |

March 31, 2026

PIMS2174TSRAR_033126

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.24%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$9,454	$10,000	$10,000	$10,000
4/30/16	$9,577	$10,148	$10,017	$10,095
5/31/16	$9,604	$10,160	$10,059	$10,120
6/30/16	$9,571	$10,099	$10,251	$10,160
7/31/16	$9,907	$10,534	$10,312	$10,447
8/31/16	$9,960	$10,570	$10,307	$10,466
9/30/16	$9,991	$10,634	$10,306	$10,504
10/31/16	$9,893	$10,454	$10,206	$10,357
11/30/16	$9,840	$10,533	$10,037	$10,335
12/31/16	$10,011	$10,761	$10,065	$10,481
1/31/17	$10,181	$11,055	$10,028	$10,637
2/28/17	$10,359	$11,365	$10,114	$10,853
3/31/17	$10,456	$11,504	$10,109	$10,930
4/30/17	$10,582	$11,683	$10,178	$11,062
5/31/17	$10,707	$11,941	$10,237	$11,235
6/30/17	$10,734	$11,996	$10,208	$11,253
7/31/17	$10,896	$12,331	$10,242	$11,456
8/31/17	$10,940	$12,378	$10,335	$11,524
9/30/17	$11,086	$12,617	$10,288	$11,637
10/31/17	$11,230	$12,879	$10,331	$11,801
11/30/17	$11,356	$13,129	$10,347	$11,946
12/31/17	$11,438	$13,340	$10,370	$12,072
1/31/18	$11,818	$14,093	$10,296	$12,446
2/28/18	$11,411	$13,501	$10,273	$12,121
3/31/18	$11,315	$13,212	$10,358	$12,006
4/30/18	$11,406	$13,338	$10,320	$12,057
5/31/18	$11,378	$13,355	$10,358	$12,084
6/30/18	$11,337	$13,283	$10,377	$12,053
7/31/18	$11,539	$13,683	$10,380	$12,273
8/31/18	$11,521	$13,791	$10,412	$12,346
9/30/18	$11,594	$13,851	$10,372	$12,359
10/31/18	$11,087	$12,813	$10,352	$11,794
11/30/18	$11,161	$13,000	$10,403	$11,920
12/31/18	$10,804	$12,084	$10,553	$11,485
1/31/19	$11,407	$13,039	$10,665	$12,078
2/28/19	$11,537	$13,387	$10,678	$12,278
3/31/19	$11,658	$13,556	$10,869	$12,459
4/30/19	$11,854	$14,013	$10,875	$12,714
5/31/19	$11,443	$13,182	$11,032	$12,335
6/30/19	$11,826	$14,045	$11,186	$12,888
7/31/19	$11,882	$14,087	$11,274	$12,952
8/31/19	$11,667	$13,752	$11,530	$12,885
9/30/19	$11,808	$14,042	$11,477	$13,024
10/31/19	$11,976	$14,426	$11,457	$13,228
11/30/19	$12,125	$14,778	$11,443	$13,416
12/31/19	$12,404	$15,299	$11,420	$13,688
1/31/20	$12,375	$15,130	$11,626	$13,696
2/29/20	$11,693	$13,908	$11,768	$13,100
3/31/20	$10,511	$12,030	$11,585	$11,957
4/30/20	$11,405	$13,319	$11,773	$12,803
5/31/20	$11,887	$13,898	$11,806	$13,152
6/30/20	$12,157	$14,342	$11,865	$13,430
7/31/20	$12,703	$15,101	$11,995	$13,915
8/31/20	$13,169	$16,025	$11,908	$14,386
9/30/20	$12,889	$15,508	$11,951	$14,128
10/31/20	$12,640	$15,131	$11,952	$13,923
11/30/20	$13,670	$16,996	$12,020	$14,984
12/31/20	$14,193	$17,785	$12,057	$15,420
1/31/21	$14,065	$17,705	$11,993	$15,345
2/28/21	$14,193	$18,115	$11,806	$15,463
3/31/21	$14,450	$18,598	$11,760	$15,686
4/30/21	$14,859	$19,412	$11,790	$16,114
5/31/21	$15,074	$19,714	$11,817	$16,279
6/30/21	$15,182	$19,974	$11,874	$16,439
7/31/21	$15,311	$20,111	$12,022	$16,589
8/31/21	$15,548	$20,614	$11,998	$16,825
9/30/21	$15,085	$19,763	$11,884	$16,344
10/31/21	$15,440	$20,772	$11,853	$16,828
11/30/21	$15,290	$20,271	$11,938	$16,633
12/31/21	$15,731	$21,082	$11,890	$17,005
1/31/22	$15,063	$20,047	$11,703	$16,397
2/28/22	$14,621	$19,529	$11,547	$16,055
3/31/22	$14,697	$19,952	$11,298	$16,126
4/30/22	$13,759	$18,355	$10,994	$15,178
5/31/22	$13,781	$18,377	$10,979	$15,180
6/30/22	$12,860	$16,828	$10,813	$14,320
7/31/22	$13,564	$18,003	$11,088	$15,066
8/31/22	$13,185	$17,340	$10,799	$14,576
9/30/22	$12,297	$15,680	$10,452	$13,552
10/31/22	$12,665	$16,626	$10,416	$14,024
11/30/22	$13,326	$17,916	$10,682	$14,819
12/31/22	$12,946	$17,211	$10,556	$14,400
1/31/23	$13,565	$18,444	$10,799	$15,151
2/28/23	$13,120	$17,916	$10,626	$14,794
3/31/23	$13,394	$18,468	$10,862	$15,199
4/30/23	$13,503	$18,734	$10,918	$15,362
5/31/23	$13,339	$18,533	$10,875	$15,239
6/30/23	$13,757	$19,609	$10,869	$15,766
7/31/23	$14,074	$20,327	$10,872	$16,114
8/31/23	$13,757	$19,759	$10,858	$15,836
9/30/23	$13,237	$18,942	$10,671	$15,334
10/31/23	$12,874	$18,372	$10,595	$15,014
11/30/23	$13,886	$20,068	$10,960	$16,052
12/31/23	$14,526	$21,032	$11,310	$16,719
1/31/24	$14,570	$21,155	$11,288	$16,765
2/29/24	$14,900	$22,063	$11,210	$17,151
3/31/24	$15,280	$22,756	$11,311	$17,536
4/30/24	$14,746	$22,005	$11,129	$17,076
5/31/24	$15,280	$22,899	$11,228	$17,552
6/30/24	$15,536	$23,409	$11,325	$17,848
7/31/24	$15,747	$23,786	$11,544	$18,158
8/31/24	$15,992	$24,390	$11,670	$18,514
9/30/24	$16,236	$24,957	$11,806	$18,858
10/31/24	$15,936	$24,397	$11,646	$18,502
11/30/24	$16,336	$25,309	$11,784	$19,006
12/31/24	$16,134	$24,710	$11,694	$18,677
1/31/25	$16,615	$25,540	$11,739	$19,082
2/28/25	$16,782	$25,386	$11,881	$19,105
3/31/25	$16,430	$24,383	$11,831	$18,621
4/30/25	$16,397	$24,610	$11,948	$18,798
5/31/25	$17,037	$26,025	$11,908	$19,421
6/30/25	$17,610	$27,193	$12,022	$20,019
7/31/25	$17,745	$27,562	$12,013	$20,176
8/31/25	$18,127	$28,243	$12,078	$20,519
9/30/25	$18,567	$29,266	$12,167	$21,025
10/31/25	$19,008	$29,921	$12,263	$21,374
11/30/25	$19,132	$29,917	$12,289	$21,390
12/31/25	$19,526	$30,230	$12,263	$21,506
1/31/26	$20,336	$31,126	$12,292	$21,909
2/28/26	$20,987	$31,526	$12,465	$22,202
3/31/26	$19,701	$29,262	$12,244	$21,087

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.91%	6.40%	7.62%
Class A (including sales charge)	13.32%	5.20%	7.02%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class A shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decrease by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class A shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGMAX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2026

PIMS4090TSRAR_033126

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,124	$10,148	$10,017	$10,095
5/31/16	$10,143	$10,160	$10,059	$10,120
6/30/16	$10,103	$10,099	$10,251	$10,160
7/31/16	$10,457	$10,534	$10,312	$10,447
8/31/16	$10,505	$10,570	$10,307	$10,466
9/30/16	$10,528	$10,634	$10,306	$10,504
10/31/16	$10,413	$10,454	$10,206	$10,357
11/30/16	$10,355	$10,533	$10,037	$10,335
12/31/16	$10,535	$10,761	$10,065	$10,481
1/31/17	$10,699	$11,055	$10,028	$10,637
2/28/17	$10,882	$11,365	$10,114	$10,853
3/31/17	$10,981	$11,504	$10,109	$10,930
4/30/17	$11,097	$11,683	$10,178	$11,062
5/31/17	$11,232	$11,941	$10,237	$11,235
6/30/17	$11,251	$11,996	$10,208	$11,253
7/31/17	$11,406	$12,331	$10,242	$11,456
8/31/17	$11,444	$12,378	$10,335	$11,524
9/30/17	$11,599	$12,617	$10,288	$11,637
10/31/17	$11,734	$12,879	$10,331	$11,801
11/30/17	$11,870	$13,129	$10,347	$11,946
12/31/17	$11,944	$13,340	$10,370	$12,072
1/31/18	$12,332	$14,093	$10,296	$12,446
2/28/18	$11,896	$13,501	$10,273	$12,121
3/31/18	$11,792	$13,212	$10,358	$12,006
4/30/18	$11,880	$13,338	$10,320	$12,057
5/31/18	$11,841	$13,355	$10,358	$12,084
6/30/18	$11,790	$13,283	$10,377	$12,053
7/31/18	$11,996	$13,683	$10,380	$12,273
8/31/18	$11,966	$13,791	$10,412	$12,346
9/30/18	$12,031	$13,851	$10,372	$12,359
10/31/18	$11,500	$12,813	$10,352	$11,794
11/30/18	$11,569	$13,000	$10,403	$11,920
12/31/18	$11,191	$12,084	$10,553	$11,485
1/31/19	$11,813	$13,039	$10,665	$12,078
2/28/19	$11,941	$13,387	$10,678	$12,278
3/31/19	$12,059	$13,556	$10,869	$12,459
4/30/19	$12,248	$14,013	$10,875	$12,714
5/31/19	$11,821	$13,182	$11,032	$12,335
6/30/19	$12,208	$14,045	$11,186	$12,888
7/31/19	$12,258	$14,087	$11,274	$12,952
8/31/19	$12,029	$13,752	$11,530	$12,885
9/30/19	$12,169	$14,042	$11,477	$13,024
10/31/19	$12,338	$14,426	$11,457	$13,228
11/30/19	$12,477	$14,778	$11,443	$13,416
12/31/19	$12,759	$15,299	$11,420	$13,688
1/31/20	$12,719	$15,130	$11,626	$13,696
2/29/20	$12,018	$13,908	$11,768	$13,100
3/31/20	$10,789	$12,030	$11,585	$11,957
4/30/20	$11,701	$13,319	$11,773	$12,803
5/31/20	$12,188	$13,898	$11,806	$13,152
6/30/20	$12,455	$14,342	$11,865	$13,430
7/31/20	$13,010	$15,101	$11,995	$13,915
8/31/20	$13,480	$16,025	$11,908	$14,386
9/30/20	$13,176	$15,508	$11,951	$14,128
10/31/20	$12,923	$15,131	$11,952	$13,923
11/30/20	$13,954	$16,996	$12,020	$14,984
12/31/20	$14,494	$17,785	$12,057	$15,420
1/31/21	$14,348	$17,705	$11,993	$15,345
2/28/21	$14,471	$18,115	$11,806	$15,463
3/31/21	$14,723	$18,598	$11,760	$15,686
4/30/21	$15,129	$19,412	$11,790	$16,114
5/31/21	$15,332	$19,714	$11,817	$16,279
6/30/21	$15,434	$19,974	$11,874	$16,439
7/31/21	$15,546	$20,111	$12,022	$16,589
8/31/21	$15,783	$20,614	$11,998	$16,825
9/30/21	$15,310	$19,763	$11,884	$16,344
10/31/21	$15,659	$20,772	$11,853	$16,828
11/30/21	$15,490	$20,271	$11,938	$16,633
12/31/21	$15,941	$21,082	$11,890	$17,005
1/31/22	$15,253	$20,047	$11,703	$16,397
2/28/22	$14,791	$19,529	$11,547	$16,055
3/31/22	$14,847	$19,952	$11,298	$16,126
4/30/22	$13,900	$18,355	$10,994	$15,178
5/31/22	$13,923	$18,377	$10,979	$15,180
6/30/22	$12,975	$16,828	$10,813	$14,320
7/31/22	$13,677	$18,003	$11,088	$15,066
8/31/22	$13,281	$17,340	$10,799	$14,576
9/30/22	$12,387	$15,680	$10,452	$13,552
10/31/22	$12,749	$16,626	$10,416	$14,024
11/30/22	$13,405	$17,916	$10,682	$14,819
12/31/22	$13,009	$17,211	$10,556	$14,400
1/31/23	$13,620	$18,444	$10,799	$15,151
2/28/23	$13,168	$17,916	$10,626	$14,794
3/31/23	$13,444	$18,468	$10,862	$15,199
4/30/23	$13,546	$18,734	$10,918	$15,362
5/31/23	$13,365	$18,533	$10,875	$15,239
6/30/23	$13,780	$19,609	$10,869	$15,766
7/31/23	$14,087	$20,327	$10,872	$16,114
8/31/23	$13,757	$19,759	$10,858	$15,836
9/30/23	$13,236	$18,942	$10,671	$15,334
10/31/23	$12,871	$18,372	$10,595	$15,014
11/30/23	$13,853	$20,068	$10,960	$16,052
12/31/23	$14,492	$21,032	$11,310	$16,719
1/31/24	$14,526	$21,155	$11,288	$16,765
2/29/24	$14,845	$22,063	$11,210	$17,151
3/31/24	$15,225	$22,756	$11,311	$17,536
4/30/24	$14,684	$22,005	$11,129	$17,076
5/31/24	$15,202	$22,899	$11,228	$17,552
6/30/24	$15,443	$23,409	$11,325	$17,848
7/31/24	$15,639	$23,786	$11,544	$18,158
8/31/24	$15,881	$24,390	$11,670	$18,514
9/30/24	$16,111	$24,957	$11,806	$18,858
10/31/24	$15,800	$24,397	$11,646	$18,502
11/30/24	$16,191	$25,309	$11,784	$19,006
12/31/24	$15,973	$24,710	$11,694	$18,677
1/31/25	$16,433	$25,540	$11,739	$19,082
2/28/25	$16,594	$25,386	$11,881	$19,105
3/31/25	$16,240	$24,383	$11,831	$18,621
4/30/25	$16,205	$24,610	$11,948	$18,798
5/31/25	$16,818	$26,025	$11,908	$19,421
6/30/25	$17,373	$27,193	$12,022	$20,019
7/31/25	$17,489	$27,562	$12,013	$20,176
8/31/25	$17,859	$28,243	$12,078	$20,519
9/30/25	$18,286	$29,266	$12,167	$21,025
10/31/25	$18,703	$29,921	$12,263	$21,374
11/30/25	$18,808	$29,917	$12,289	$21,390
12/31/25	$19,197	$30,230	$12,263	$21,506
1/31/26	$19,969	$31,126	$12,292	$21,909
2/28/26	$20,600	$31,526	$12,465	$22,202
3/31/26	$19,335	$29,262	$12,244	$21,087

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	19.06%	5.60%	6.82%
Class C (including sales charge)	18.06%	5.60%	6.82%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Change to Shareholder Expenses. Effective September 2, 2025, the supervisory and administrative fee for Class C shares of the Fund, stated as a percentage of the Fund’s average daily net assets, decreased by 0.05%. This supervisory and administrative fee decrease will result in the Fund’s Management Fees decreasing by 0.05% for Class C shares of the Fund.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PGMCX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2026

PIMS4290TSRAR_033126

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.82%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,939	$1,014,762	$1,001,698	$1,009,536
5/31/16	$1,016,636	$1,016,044	$1,005,932	$1,012,008
6/30/16	$1,013,500	$1,009,889	$1,025,081	$1,016,035
7/31/16	$1,049,730	$1,053,412	$1,031,206	$1,044,736
8/31/16	$1,055,304	$1,056,955	$1,030,680	$1,046,631
9/30/16	$1,059,278	$1,063,432	$1,030,557	$1,050,430
10/31/16	$1,049,003	$1,045,383	$1,020,565	$1,035,658
11/30/16	$1,043,398	$1,053,326	$1,003,709	$1,033,539
12/31/16	$1,063,080	$1,076,081	$1,006,459	$1,048,068
1/31/17	$1,080,938	$1,105,505	$1,002,793	$1,063,735
2/28/17	$1,099,737	$1,136,516	$1,011,378	$1,085,281
3/31/17	$1,111,887	$1,150,419	$1,010,911	$1,093,047
4/30/17	$1,125,113	$1,168,348	$1,017,767	$1,106,233
5/31/17	$1,139,283	$1,194,149	$1,023,707	$1,123,473
6/30/17	$1,142,117	$1,199,579	$1,020,842	$1,125,280
7/31/17	$1,160,066	$1,233,102	$1,024,198	$1,145,629
8/31/17	$1,164,789	$1,237,827	$1,033,532	$1,152,438
9/30/17	$1,180,575	$1,261,742	$1,028,761	$1,163,669
10/31/17	$1,195,771	$1,287,941	$1,033,100	$1,180,131
11/30/17	$1,210,968	$1,312,874	$1,034,700	$1,194,569
12/31/17	$1,220,229	$1,334,041	$1,037,013	$1,207,193
1/31/18	$1,260,393	$1,409,302	$1,029,610	$1,244,609
2/28/18	$1,218,316	$1,350,114	$1,027,288	$1,212,124
3/31/18	$1,208,321	$1,321,213	$1,035,806	$1,200,574
4/30/18	$1,217,949	$1,333,829	$1,031,952	$1,205,667
5/31/18	$1,216,023	$1,335,495	$1,035,807	$1,208,371
6/30/18	$1,211,674	$1,328,263	$1,037,738	$1,205,347
7/31/18	$1,234,040	$1,368,317	$1,038,022	$1,227,288
8/31/18	$1,233,068	$1,379,068	$1,041,212	$1,234,582
9/30/18	$1,240,288	$1,385,070	$1,037,229	$1,235,917
10/31/18	$1,186,532	$1,281,274	$1,035,202	$1,179,380
11/30/18	$1,195,329	$1,300,014	$1,040,267	$1,192,037
12/31/18	$1,157,350	$1,208,449	$1,055,294	$1,148,540
1/31/19	$1,222,358	$1,303,867	$1,066,471	$1,207,828
2/28/19	$1,236,148	$1,338,741	$1,067,753	$1,227,792
3/31/19	$1,250,181	$1,355,577	$1,086,877	$1,245,853
4/30/19	$1,271,050	$1,401,348	$1,087,524	$1,271,390
5/31/19	$1,228,317	$1,318,223	$1,103,173	$1,233,457
6/30/19	$1,270,056	$1,404,539	$1,118,641	$1,288,835
7/31/19	$1,276,019	$1,408,656	$1,127,444	$1,295,157
8/31/19	$1,254,156	$1,375,238	$1,153,012	$1,288,472
9/30/19	$1,269,062	$1,404,175	$1,147,669	$1,302,350
10/31/19	$1,287,944	$1,442,606	$1,145,688	$1,322,838
11/30/19	$1,303,845	$1,477,822	$1,144,344	$1,341,592
12/31/19	$1,334,463	$1,529,864	$1,141,998	$1,368,838
1/31/20	$1,332,443	$1,512,965	$1,162,607	$1,369,647
2/29/20	$1,259,709	$1,390,763	$1,176,836	$1,309,977
3/31/20	$1,131,927	$1,203,005	$1,158,521	$1,195,711
4/30/20	$1,229,399	$1,331,877	$1,177,276	$1,280,308
5/31/20	$1,280,755	$1,389,803	$1,180,613	$1,315,169
6/30/20	$1,311,592	$1,434,210	$1,186,505	$1,343,009
7/31/20	$1,371,014	$1,510,061	$1,199,470	$1,391,495
8/31/20	$1,421,792	$1,602,484	$1,190,779	$1,438,562
9/30/20	$1,391,260	$1,550,814	$1,195,129	$1,412,834
10/31/20	$1,365,681	$1,513,117	$1,195,216	$1,392,269
11/30/20	$1,476,893	$1,699,628	$1,202,035	$1,498,415
12/31/20	$1,534,608	$1,778,541	$1,205,728	$1,541,999
1/31/21	$1,520,927	$1,770,453	$1,199,261	$1,534,483
2/28/21	$1,535,748	$1,811,461	$1,180,606	$1,546,261
3/31/21	$1,564,477	$1,859,845	$1,175,955	$1,568,604
4/30/21	$1,608,254	$1,941,162	$1,179,029	$1,611,394
5/31/21	$1,632,447	$1,971,371	$1,181,661	$1,627,880
6/30/21	$1,645,166	$1,997,351	$1,187,424	$1,643,928
7/31/21	$1,659,011	$2,011,113	$1,202,182	$1,658,895
8/31/21	$1,685,546	$2,061,449	$1,199,773	$1,682,479
9/30/21	$1,635,937	$1,976,291	$1,188,446	$1,634,423
10/31/21	$1,675,162	$2,077,169	$1,185,338	$1,682,770
11/30/21	$1,659,011	$2,027,149	$1,193,793	$1,663,258
12/31/21	$1,708,620	$2,108,235	$1,188,952	$1,700,478
1/31/22	$1,637,091	$2,004,695	$1,170,272	$1,639,683
2/28/22	$1,588,635	$1,952,919	$1,154,705	$1,605,549
3/31/22	$1,596,711	$1,995,218	$1,129,814	$1,612,571
4/30/22	$1,496,340	$1,835,517	$1,099,449	$1,517,791
5/31/22	$1,499,801	$1,837,664	$1,097,936	$1,518,021
6/30/22	$1,398,864	$1,682,756	$1,081,273	$1,432,028
7/31/22	$1,476,579	$1,800,267	$1,108,814	$1,506,619
8/31/22	$1,435,982	$1,733,991	$1,079,868	$1,457,607
9/30/22	$1,339,708	$1,567,997	$1,045,202	$1,355,168
10/31/22	$1,380,305	$1,662,621	$1,041,624	$1,402,381
11/30/22	$1,453,380	$1,791,580	$1,068,168	$1,481,940
12/31/22	$1,411,772	$1,721,080	$1,055,562	$1,439,955
1/31/23	$1,479,387	$1,844,441	$1,079,874	$1,515,148
2/28/23	$1,431,590	$1,791,580	$1,062,650	$1,479,427
3/31/23	$1,462,315	$1,846,818	$1,086,213	$1,519,917
4/30/23	$1,475,194	$1,873,362	$1,091,806	$1,536,154
5/31/23	$1,457,632	$1,853,296	$1,087,507	$1,523,864
6/30/23	$1,503,741	$1,960,902	$1,086,858	$1,576,586
7/31/23	$1,539,040	$2,032,685	$1,087,210	$1,611,420
8/31/23	$1,504,917	$1,975,884	$1,085,844	$1,583,592
9/30/23	$1,449,471	$1,894,179	$1,067,119	$1,533,379
10/31/23	$1,410,392	$1,837,228	$1,059,542	$1,501,362
11/30/23	$1,520,523	$2,006,797	$1,095,972	$1,605,152
12/31/23	$1,591,455	$2,103,192	$1,130,998	$1,671,932
1/31/24	$1,597,394	$2,115,520	$1,128,781	$1,676,502
2/29/24	$1,633,023	$2,206,305	$1,121,036	$1,715,067
3/31/24	$1,676,727	$2,275,576	$1,131,144	$1,753,562
4/30/24	$1,617,916	$2,200,497	$1,112,932	$1,707,555
5/31/24	$1,677,928	$2,289,868	$1,122,780	$1,755,209
6/30/24	$1,705,533	$2,340,868	$1,132,522	$1,784,756
7/31/24	$1,729,538	$2,378,621	$1,154,402	$1,815,818
8/31/24	$1,757,143	$2,439,029	$1,167,045	$1,851,443
9/30/24	$1,784,749	$2,495,690	$1,180,588	$1,885,843
10/31/24	$1,752,342	$2,439,669	$1,164,612	$1,850,237
11/30/24	$1,796,751	$2,530,922	$1,178,445	$1,900,551
12/31/24	$1,776,079	$2,471,011	$1,169,402	$1,867,724
1/31/25	$1,829,277	$2,553,954	$1,173,932	$1,908,233
2/28/25	$1,847,412	$2,538,568	$1,188,068	$1,910,527
3/31/25	$1,809,842	$2,438,282	$1,183,110	$1,862,053
4/30/25	$1,807,406	$2,461,023	$1,194,759	$1,879,806
5/31/25	$1,878,046	$2,602,480	$1,190,809	$1,942,150
6/30/25	$1,941,379	$2,719,334	$1,202,213	$2,001,912
7/31/25	$1,957,212	$2,756,213	$1,201,251	$2,017,561
8/31/25	$2,001,057	$2,824,267	$1,207,833	$2,051,873
9/30/25	$2,050,123	$2,926,623	$1,216,730	$2,102,537
10/31/25	$2,099,228	$2,992,080	$1,226,335	$2,137,391
11/30/25	$2,113,959	$2,991,748	$1,228,914	$2,139,046
12/31/25	$2,159,029	$3,022,971	$1,226,279	$2,150,606
1/31/26	$2,248,317	$3,112,586	$1,229,243	$2,190,937
2/28/26	$2,320,243	$3,152,599	$1,246,523	$2,220,156
3/31/26	$2,179,962	$2,926,188	$1,224,396	$2,108,725

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.45%	6.86%	8.10%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGAIX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2026

PIMS1828TSRAR_033126

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Core Asset Allocation Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$101	0.92%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to U.S. equities contributed to relative performance versus the 60% MSCI All Country World Index (ACWI) and 40% Bloomberg Global Aggregate (USD Hedged) Index (“Index”), as these securities posted positive returns during the period.

  Overweight exposure to South Korean equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  Overweight exposure to eurozone equities contributed to relative performance versus the Index, as these securities posted positive returns during the period.

  U.K. duration and curve positioning, particularly overweight exposure to the 2-year, 12-year, and 15-year tenors of the curve over most of the period, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Australian duration and curve positioning, particularly overweight exposure to the 3-year, 5-year, and 7-year tenors of the curve, detracted from relative performance versus the Index, as these interest rates rose during the period.

  Underweight exposure to the Offshore Chinese Renminbi ("CNH") detracted from relative performance versus the Index, as the CNH appreciated against the U.S. dollar during the period.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the MSCI All Country World Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	MSCI All Country World Index	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,963	$1,014,762	$1,001,698	$1,009,536
5/31/16	$1,016,667	$1,016,044	$1,005,932	$1,012,008
6/30/16	$1,013,302	$1,009,889	$1,025,081	$1,016,035
7/31/16	$1,049,591	$1,053,412	$1,031,206	$1,044,736
8/31/16	$1,055,174	$1,056,955	$1,030,680	$1,046,631
9/30/16	$1,058,866	$1,063,432	$1,030,557	$1,050,430
10/31/16	$1,048,577	$1,045,383	$1,020,565	$1,035,658
11/30/16	$1,043,900	$1,053,326	$1,003,709	$1,033,539
12/31/16	$1,062,341	$1,076,081	$1,006,459	$1,048,068
1/31/17	$1,080,220	$1,105,505	$1,002,793	$1,063,735
2/28/17	$1,099,980	$1,136,516	$1,011,378	$1,085,281
3/31/17	$1,110,982	$1,150,419	$1,010,911	$1,093,047
4/30/17	$1,124,219	$1,168,348	$1,017,767	$1,106,233
5/31/17	$1,138,402	$1,194,149	$1,023,707	$1,123,473
6/30/17	$1,141,238	$1,199,579	$1,020,842	$1,125,280
7/31/17	$1,158,258	$1,233,102	$1,024,198	$1,145,629
8/31/17	$1,163,931	$1,237,827	$1,033,532	$1,152,438
9/30/17	$1,179,234	$1,261,742	$1,028,761	$1,163,669
10/31/17	$1,194,437	$1,287,941	$1,033,100	$1,180,131
11/30/17	$1,209,641	$1,312,874	$1,034,700	$1,194,569
12/31/17	$1,218,587	$1,334,041	$1,037,013	$1,207,193
1/31/18	$1,258,760	$1,409,302	$1,029,610	$1,244,609
2/28/18	$1,215,718	$1,350,114	$1,027,288	$1,212,124
3/31/18	$1,206,415	$1,321,213	$1,035,806	$1,200,574
4/30/18	$1,216,043	$1,333,829	$1,031,952	$1,205,667
5/31/18	$1,214,117	$1,335,495	$1,035,807	$1,208,371
6/30/18	$1,209,554	$1,328,263	$1,037,738	$1,205,347
7/31/18	$1,231,917	$1,368,317	$1,038,022	$1,227,288
8/31/18	$1,229,972	$1,379,068	$1,041,212	$1,234,582
9/30/18	$1,237,849	$1,385,070	$1,037,229	$1,235,917
10/31/18	$1,184,114	$1,281,274	$1,035,202	$1,179,380
11/30/18	$1,192,907	$1,300,014	$1,040,267	$1,192,037
12/31/18	$1,154,572	$1,208,449	$1,055,294	$1,148,540
1/31/19	$1,219,535	$1,303,867	$1,066,471	$1,207,828
2/28/19	$1,233,315	$1,338,741	$1,067,753	$1,227,792
3/31/19	$1,247,070	$1,355,577	$1,086,877	$1,245,853
4/30/19	$1,267,921	$1,401,348	$1,087,524	$1,271,390
5/31/19	$1,225,227	$1,318,223	$1,103,173	$1,233,457
6/30/19	$1,265,935	$1,404,539	$1,118,641	$1,288,835
7/31/19	$1,271,893	$1,408,656	$1,127,444	$1,295,157
8/31/19	$1,250,049	$1,375,238	$1,153,012	$1,288,472
9/30/19	$1,264,942	$1,404,175	$1,147,669	$1,302,350
10/31/19	$1,283,807	$1,442,606	$1,145,688	$1,322,838
11/30/19	$1,299,693	$1,477,822	$1,144,344	$1,341,592
12/31/19	$1,330,370	$1,529,864	$1,141,998	$1,368,838
1/31/20	$1,327,344	$1,512,965	$1,162,607	$1,369,647
2/29/20	$1,254,724	$1,390,763	$1,176,836	$1,309,977
3/31/20	$1,127,870	$1,203,005	$1,158,521	$1,195,711
4/30/20	$1,224,126	$1,331,877	$1,177,276	$1,280,308
5/31/20	$1,276,439	$1,389,803	$1,180,613	$1,315,169
6/30/20	$1,305,923	$1,434,210	$1,186,505	$1,343,009
7/31/20	$1,365,234	$1,510,061	$1,199,470	$1,391,495
8/31/20	$1,415,918	$1,602,484	$1,190,779	$1,438,562
9/30/20	$1,386,212	$1,550,814	$1,195,129	$1,412,834
10/31/20	$1,359,576	$1,513,117	$1,195,216	$1,392,269
11/30/20	$1,470,562	$1,699,628	$1,202,035	$1,498,415
12/31/20	$1,527,718	$1,778,541	$1,205,728	$1,541,999
1/31/21	$1,514,067	$1,770,453	$1,199,261	$1,534,483
2/28/21	$1,528,856	$1,811,461	$1,180,606	$1,546,261
3/31/21	$1,557,192	$1,859,845	$1,175,955	$1,568,604
4/30/21	$1,600,862	$1,941,162	$1,179,029	$1,611,394
5/31/21	$1,624,996	$1,971,371	$1,181,661	$1,627,880
6/30/21	$1,637,409	$1,997,351	$1,187,424	$1,643,928
7/31/21	$1,651,217	$2,011,113	$1,202,182	$1,658,895
8/31/21	$1,676,532	$2,061,449	$1,199,773	$1,682,479
9/30/21	$1,628,203	$1,976,291	$1,188,446	$1,634,423
10/31/21	$1,667,326	$2,077,169	$1,185,338	$1,682,770
11/30/21	$1,650,066	$2,027,149	$1,193,793	$1,663,258
12/31/21	$1,699,545	$2,108,235	$1,188,952	$1,700,478
1/31/22	$1,628,203	$2,004,695	$1,170,272	$1,639,683
2/28/22	$1,579,875	$1,952,919	$1,154,705	$1,605,549
3/31/22	$1,587,930	$1,995,218	$1,129,814	$1,612,571
4/30/22	$1,487,821	$1,835,517	$1,099,449	$1,517,791
5/31/22	$1,491,273	$1,837,664	$1,097,936	$1,518,021
6/30/22	$1,391,499	$1,682,756	$1,081,273	$1,432,028
7/31/22	$1,467,841	$1,800,267	$1,108,814	$1,506,619
8/31/22	$1,427,357	$1,733,991	$1,079,868	$1,457,607
9/30/22	$1,331,351	$1,567,997	$1,045,202	$1,355,168
10/31/22	$1,371,836	$1,662,621	$1,041,624	$1,402,381
11/30/22	$1,443,550	$1,791,580	$1,068,168	$1,481,940
12/31/22	$1,402,364	$1,721,080	$1,055,562	$1,439,955
1/31/23	$1,469,752	$1,844,441	$1,079,874	$1,515,148
2/28/23	$1,422,116	$1,791,580	$1,062,650	$1,479,427
3/31/23	$1,453,600	$1,846,818	$1,086,213	$1,519,917
4/30/23	$1,465,266	$1,873,362	$1,091,806	$1,536,154
5/31/23	$1,447,767	$1,853,296	$1,087,507	$1,523,864
6/30/23	$1,493,443	$1,960,902	$1,086,858	$1,576,586
7/31/23	$1,528,611	$2,032,685	$1,087,210	$1,611,420
8/31/23	$1,494,616	$1,975,884	$1,085,844	$1,583,592
9/30/23	$1,439,017	$1,894,179	$1,067,119	$1,533,379
10/31/23	$1,400,092	$1,837,228	$1,059,542	$1,501,362
11/30/23	$1,508,608	$2,006,797	$1,095,972	$1,605,152
12/31/23	$1,578,812	$2,103,192	$1,130,998	$1,671,932
1/31/24	$1,585,908	$2,115,520	$1,128,781	$1,676,502
2/29/24	$1,621,387	$2,206,305	$1,121,036	$1,715,067
3/31/24	$1,663,369	$2,275,576	$1,131,144	$1,753,562
4/30/24	$1,606,012	$2,200,497	$1,112,932	$1,707,555
5/31/24	$1,664,564	$2,289,868	$1,122,780	$1,755,209
6/30/24	$1,692,048	$2,340,868	$1,132,522	$1,784,756
7/31/24	$1,715,947	$2,378,621	$1,154,402	$1,815,818
8/31/24	$1,743,431	$2,439,029	$1,167,045	$1,851,443
9/30/24	$1,770,915	$2,495,690	$1,180,588	$1,885,843
10/31/24	$1,738,651	$2,439,669	$1,164,612	$1,850,237
11/30/24	$1,782,864	$2,530,922	$1,178,445	$1,900,551
12/31/24	$1,760,989	$2,471,011	$1,169,402	$1,867,724
1/31/25	$1,813,915	$2,553,954	$1,173,932	$1,908,233
2/28/25	$1,831,957	$2,538,568	$1,188,068	$1,910,527
3/31/25	$1,794,192	$2,438,282	$1,183,110	$1,862,053
4/30/25	$1,791,769	$2,461,023	$1,194,759	$1,879,806
5/31/25	$1,862,034	$2,602,480	$1,190,809	$1,942,150
6/30/25	$1,925,031	$2,719,334	$1,202,213	$2,001,912
7/31/25	$1,940,780	$2,756,213	$1,201,251	$2,017,561
8/31/25	$1,983,181	$2,824,267	$1,207,833	$2,051,873
9/30/25	$2,032,355	$2,926,623	$1,216,730	$2,102,537
10/31/25	$2,081,180	$2,992,080	$1,226,335	$2,137,391
11/30/25	$2,093,387	$2,991,748	$1,228,914	$2,139,046
12/31/25	$2,138,840	$3,022,971	$1,226,279	$2,150,606
1/31/26	$2,226,366	$3,112,586	$1,229,243	$2,190,937
2/28/26	$2,299,099	$3,152,599	$1,246,523	$2,220,156
3/31/26	$2,159,110	$2,926,188	$1,224,396	$2,108,725

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	20.34%	6.75%	8.00%
MSCI All Country World Index	20.01%	9.49%	11.33%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	13.25%	6.10%	7.75%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate (USD Hedged) Index.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$308,623
# of Portfolio Holdings	917
Portfolio Turnover Rate	476%
Total Net Advisory Fees Paid During the Reporting Period	$2,176
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	17.8%
Sovereign Issues	9.8%
Asset-Backed Securities	6.8%
U.S. Treasury Obligations	4.0%
Common Stocks	2.4%
Non-Agency Mortgage-Backed Securities	2.1%
Corporate Bonds & Notes	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.3%
Affiliated Investments	72.6%
Financial Derivative Instruments	2.2%
Other Assets and Liabilities, Net	(21.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.06% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGAPX

PIMCO Global Core Asset Allocation Fund

Annual Shareholder Report |

March 31, 2026

PIMS1933TSRAR_033126

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,822	$10,074	$10,065
5/31/16	$9,830	$10,101	$10,055
6/30/16	$9,954	$10,261	$10,169
7/31/16	$9,961	$10,268	$10,192
8/31/16	$9,968	$10,282	$10,192
9/30/16	$9,946	$10,230	$10,154
10/31/16	$9,881	$10,123	$10,069
11/30/16	$9,502	$9,745	$9,693
12/31/16	$9,561	$9,860	$9,784
1/31/17	$9,627	$9,925	$9,880
2/28/17	$9,687	$9,994	$9,943
3/31/17	$9,706	$10,015	$9,960
4/30/17	$9,773	$10,088	$10,045
5/31/17	$9,882	$10,248	$10,192
6/30/17	$9,841	$10,211	$10,151
7/31/17	$9,908	$10,294	$10,244
8/31/17	$9,996	$10,372	$10,293
9/30/17	$9,955	$10,320	$10,226
10/31/17	$9,972	$10,345	$10,237
11/30/17	$9,899	$10,289	$10,125
12/31/17	$9,967	$10,397	$10,214
1/31/18	$9,892	$10,275	$10,127
2/28/18	$9,850	$10,244	$10,081
3/31/18	$9,869	$10,282	$10,105
4/30/18	$9,836	$10,245	$10,069
5/31/18	$9,926	$10,362	$10,193
6/30/18	$9,935	$10,371	$10,211
7/31/18	$9,953	$10,396	$10,249
8/31/18	$9,974	$10,423	$10,269
9/30/18	$9,919	$10,356	$10,207
10/31/18	$9,866	$10,292	$10,154
11/30/18	$9,937	$10,406	$10,261
12/31/18	$10,039	$10,530	$10,387
1/31/19	$10,119	$10,610	$10,493
2/28/19	$10,171	$10,667	$10,539
3/31/19	$10,284	$10,835	$10,651
4/30/19	$10,313	$10,876	$10,657
5/31/19	$10,447	$11,026	$10,804
6/30/19	$10,485	$11,067	$10,847
7/31/19	$10,565	$11,156	$10,945
8/31/19	$10,679	$11,332	$11,049
9/30/19	$10,589	$11,241	$10,946
10/31/19	$10,605	$11,261	$10,979
11/30/19	$10,612	$11,289	$11,005
12/31/19	$10,638	$11,324	$11,037
1/31/20	$10,792	$11,527	$11,207
2/29/20	$10,903	$11,676	$11,295
3/31/20	$10,513	$11,252	$10,986
4/30/20	$10,402	$11,111	$10,944
5/31/20	$10,685	$11,465	$11,299
6/30/20	$10,787	$11,559	$11,333
7/31/20	$10,922	$11,754	$11,498
8/31/20	$10,894	$11,699	$11,459
9/30/20	$10,889	$11,701	$11,457
10/31/20	$10,862	$11,666	$11,430
11/30/20	$10,996	$11,842	$11,545
12/31/20	$11,046	$11,914	$11,580
1/31/21	$11,103	$11,990	$11,615
2/28/21	$10,936	$11,799	$11,420
3/31/21	$10,971	$11,872	$11,475
4/30/21	$11,039	$11,972	$11,547
5/31/21	$11,060	$12,008	$11,546
6/30/21	$11,071	$12,040	$11,551
7/31/21	$11,147	$12,140	$11,644
8/31/21	$11,113	$12,096	$11,627
9/30/21	$11,025	$12,009	$11,541
10/31/21	$10,991	$11,973	$11,500
11/30/21	$11,056	$12,075	$11,555
12/31/21	$11,060	$12,095	$11,582
1/31/22	$10,785	$11,764	$11,241
2/28/22	$10,721	$11,722	$11,208
3/31/22	$10,425	$11,342	$10,885
4/30/22	$10,166	$11,028	$10,636
5/31/22	$10,246	$11,192	$10,824
6/30/22	$10,142	$11,008	$10,761
7/31/22	$10,369	$11,299	$11,036
8/31/22	$10,221	$11,052	$10,846
9/30/22	$9,963	$10,627	$10,490
10/31/22	$9,915	$10,539	$10,453
11/30/22	$10,247	$11,032	$10,827
12/31/22	$10,282	$11,064	$10,899
1/31/23	$10,502	$11,381	$11,159
2/28/23	$10,312	$11,124	$10,922
3/31/23	$10,492	$11,371	$11,143
4/30/23	$10,480	$11,345	$11,095
5/31/23	$10,401	$11,247	$10,975
6/30/23	$10,460	$11,359	$11,063
7/31/23	$10,482	$11,404	$11,102
8/31/23	$10,414	$11,240	$10,990
9/30/23	$10,211	$10,911	$10,742
10/31/23	$10,132	$10,818	$10,680
11/30/23	$10,612	$11,504	$11,200
12/31/23	$10,843	$11,772	$11,437
1/31/24	$10,831	$11,712	$11,396
2/29/24	$10,845	$11,727	$11,393
3/31/24	$10,873	$11,726	$11,370
4/30/24	$10,761	$11,581	$11,228
5/31/24	$10,755	$11,547	$11,107
6/30/24	$10,875	$11,724	$11,245
7/31/24	$10,963	$11,831	$11,357
8/31/24	$11,053	$11,924	$11,510
9/30/24	$11,151	$12,042	$11,617
10/31/24	$11,014	$11,867	$11,452
11/30/24	$11,148	$12,072	$11,585
12/31/24	$11,022	$11,896	$11,460
1/31/25	$11,050	$11,955	$11,505
2/28/25	$11,185	$12,074	$11,648
3/31/25	$11,033	$11,869	$11,503
4/30/25	$10,979	$11,774	$11,413
5/31/25	$10,950	$11,781	$11,512
6/30/25	$11,050	$11,855	$11,627
7/31/25	$11,019	$11,831	$11,707
8/31/25	$11,123	$11,934	$11,850
9/30/25	$11,333	$12,210	$12,005
10/31/25	$11,449	$12,361	$12,076
11/30/25	$11,476	$12,390	$12,108
12/31/25	$11,480	$12,401	$12,117
1/31/26	$11,568	$12,517	$12,242
2/28/26	$11,707	$12,673	$12,372
3/31/26	$11,464	$12,379	$12,015

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.91%	0.88%	1.61%
Class A (including sales charge)	1.57%	0.43%	1.38%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCMBX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4038TSRAR_033126

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,042	$10,074	$10,065
5/31/16	$10,043	$10,101	$10,055
6/30/16	$10,165	$10,261	$10,169
7/31/16	$10,165	$10,268	$10,192
8/31/16	$10,165	$10,282	$10,192
9/30/16	$10,136	$10,230	$10,154
10/31/16	$10,065	$10,123	$10,069
11/30/16	$9,672	$9,745	$9,693
12/31/16	$9,725	$9,860	$9,784
1/31/17	$9,787	$9,925	$9,880
2/28/17	$9,842	$9,994	$9,943
3/31/17	$9,855	$10,015	$9,960
4/30/17	$9,918	$10,088	$10,045
5/31/17	$10,021	$10,248	$10,192
6/30/17	$9,973	$10,211	$10,151
7/31/17	$10,035	$10,294	$10,244
8/31/17	$10,118	$10,372	$10,293
9/30/17	$10,070	$10,320	$10,226
10/31/17	$10,081	$10,345	$10,237
11/30/17	$10,001	$10,289	$10,125
12/31/17	$10,064	$10,397	$10,214
1/31/18	$9,982	$10,275	$10,127
2/28/18	$9,933	$10,244	$10,081
3/31/18	$9,946	$10,282	$10,105
4/30/18	$9,906	$10,245	$10,069
5/31/18	$9,991	$10,362	$10,193
6/30/18	$9,994	$10,371	$10,211
7/31/18	$10,006	$10,396	$10,249
8/31/18	$10,020	$10,423	$10,269
9/30/18	$9,959	$10,356	$10,207
10/31/18	$9,899	$10,292	$10,154
11/30/18	$9,965	$10,406	$10,261
12/31/18	$10,060	$10,530	$10,387
1/31/19	$10,135	$10,610	$10,493
2/28/19	$10,180	$10,667	$10,539
3/31/19	$10,287	$10,835	$10,651
4/30/19	$10,310	$10,876	$10,657
5/31/19	$10,437	$11,026	$10,804
6/30/19	$10,469	$11,067	$10,847
7/31/19	$10,543	$11,156	$10,945
8/31/19	$10,648	$11,332	$11,049
9/30/19	$10,553	$11,241	$10,946
10/31/19	$10,562	$11,261	$10,979
11/30/19	$10,562	$11,289	$11,005
12/31/19	$10,581	$11,324	$11,037
1/31/20	$10,727	$11,527	$11,207
2/29/20	$10,832	$11,676	$11,295
3/31/20	$10,438	$11,252	$10,986
4/30/20	$10,321	$11,111	$10,944
5/31/20	$10,595	$11,465	$11,299
6/30/20	$10,690	$11,559	$11,333
7/31/20	$10,816	$11,754	$11,498
8/31/20	$10,782	$11,699	$11,459
9/30/20	$10,771	$11,701	$11,457
10/31/20	$10,737	$11,666	$11,430
11/30/20	$10,863	$11,842	$11,545
12/31/20	$10,904	$11,914	$11,580
1/31/21	$10,955	$11,990	$11,615
2/28/21	$10,784	$11,799	$11,420
3/31/21	$10,811	$11,872	$11,475
4/30/21	$10,871	$11,972	$11,547
5/31/21	$10,885	$12,008	$11,546
6/30/21	$10,889	$12,040	$11,551
7/31/21	$10,957	$12,140	$11,644
8/31/21	$10,917	$12,096	$11,627
9/30/21	$10,824	$12,009	$11,541
10/31/21	$10,783	$11,973	$11,500
11/30/21	$10,840	$12,075	$11,555
12/31/21	$10,837	$12,095	$11,582
1/31/22	$10,561	$11,764	$11,241
2/28/22	$10,492	$11,722	$11,208
3/31/22	$10,196	$11,342	$10,885
4/30/22	$9,936	$11,028	$10,636
5/31/22	$10,009	$11,192	$10,824
6/30/22	$9,901	$11,008	$10,761
7/31/22	$10,116	$11,299	$11,036
8/31/22	$9,965	$11,052	$10,846
9/30/22	$9,708	$10,627	$10,490
10/31/22	$9,655	$10,539	$10,453
11/30/22	$9,972	$11,032	$10,827
12/31/22	$9,999	$11,064	$10,899
1/31/23	$10,208	$11,381	$11,159
2/28/23	$10,017	$11,124	$10,922
3/31/23	$10,185	$11,371	$11,143
4/30/23	$10,167	$11,345	$11,095
5/31/23	$10,084	$11,247	$10,975
6/30/23	$10,135	$11,359	$11,063
7/31/23	$10,150	$11,404	$11,102
8/31/23	$10,078	$11,240	$10,990
9/30/23	$9,875	$10,911	$10,742
10/31/23	$9,792	$10,818	$10,680
11/30/23	$10,250	$11,504	$11,200
12/31/23	$10,467	$11,772	$11,437
1/31/24	$10,449	$11,712	$11,396
2/29/24	$10,456	$11,727	$11,393
3/31/24	$10,476	$11,726	$11,370
4/30/24	$10,362	$11,581	$11,228
5/31/24	$10,349	$11,547	$11,107
6/30/24	$10,459	$11,724	$11,245
7/31/24	$10,536	$11,831	$11,357
8/31/24	$10,615	$11,924	$11,510
9/30/24	$10,703	$12,042	$11,617
10/31/24	$10,565	$11,867	$11,452
11/30/24	$10,687	$12,072	$11,585
12/31/24	$10,560	$11,896	$11,460
1/31/25	$10,580	$11,955	$11,505
2/28/25	$10,703	$12,074	$11,648
3/31/25	$10,551	$11,869	$11,503
4/30/25	$10,493	$11,774	$11,413
5/31/25	$10,458	$11,781	$11,512
6/30/25	$10,547	$11,855	$11,627
7/31/25	$10,511	$11,831	$11,707
8/31/25	$10,603	$11,934	$11,850
9/30/25	$10,797	$12,210	$12,005
10/31/25	$10,900	$12,361	$12,076
11/30/25	$10,919	$12,390	$12,108
12/31/25	$10,916	$12,401	$12,117
1/31/26	$10,993	$12,517	$12,242
2/28/26	$11,118	$12,673	$12,372
3/31/26	$10,881	$12,379	$12,015

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.13%	0.13%	0.85%
Class C (including sales charge)	2.13%	0.13%	0.85%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCFCX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4238TSRAR_033126

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,133	$1,007,353	$1,006,486
5/31/16	$1,006,139	$1,010,078	$1,005,480
6/30/16	$1,019,189	$1,026,147	$1,016,901
7/31/16	$1,020,153	$1,026,773	$1,019,221
8/31/16	$1,021,133	$1,028,159	$1,019,197
9/30/16	$1,019,188	$1,023,027	$1,015,400
10/31/16	$1,012,850	$1,012,295	$1,006,929
11/30/16	$974,229	$974,540	$969,261
12/31/16	$980,553	$985,982	$978,417
1/31/17	$987,637	$992,482	$987,998
2/28/17	$993,974	$999,374	$994,295
3/31/17	$996,267	$1,001,543	$996,024
4/30/17	$1,003,428	$1,008,810	$1,004,452
5/31/17	$1,014,812	$1,024,821	$1,019,195
6/30/17	$1,010,913	$1,021,145	$1,015,084
7/31/17	$1,018,070	$1,029,407	$1,024,379
8/31/17	$1,027,442	$1,037,241	$1,029,270
9/30/17	$1,023,451	$1,031,967	$1,022,637
10/31/17	$1,025,500	$1,034,486	$1,023,708
11/30/17	$1,018,262	$1,028,947	$1,012,543
12/31/17	$1,025,634	$1,039,702	$1,021,422
1/31/18	$1,018,178	$1,027,461	$1,012,654
2/28/18	$1,014,096	$1,024,391	$1,008,061
3/31/18	$1,016,315	$1,028,172	$1,010,491
4/30/18	$1,013,165	$1,024,503	$1,006,891
5/31/18	$1,022,726	$1,036,235	$1,019,333
6/30/18	$1,023,992	$1,037,119	$1,021,117
7/31/18	$1,026,132	$1,039,636	$1,024,855
8/31/18	$1,028,592	$1,042,306	$1,026,931
9/30/18	$1,023,177	$1,035,558	$1,020,657
10/31/18	$1,017,931	$1,029,181	$1,015,394
11/30/18	$1,025,644	$1,040,572	$1,026,123
12/31/18	$1,036,365	$1,053,031	$1,038,726
1/31/19	$1,044,966	$1,060,991	$1,049,311
2/28/19	$1,050,539	$1,066,672	$1,053,891
3/31/19	$1,062,498	$1,083,534	$1,065,130
4/30/19	$1,065,834	$1,087,606	$1,065,750
5/31/19	$1,080,085	$1,102,600	$1,080,379
6/30/19	$1,084,259	$1,106,671	$1,084,681
7/31/19	$1,092,883	$1,115,590	$1,094,494
8/31/19	$1,104,922	$1,133,187	$1,104,923
9/30/19	$1,095,924	$1,124,103	$1,094,582
10/31/19	$1,097,912	$1,126,118	$1,097,901
11/30/19	$1,098,865	$1,128,934	$1,100,494
12/31/19	$1,101,860	$1,132,381	$1,103,695
1/31/20	$1,118,130	$1,152,726	$1,120,719
2/29/20	$1,129,942	$1,167,591	$1,129,461
3/31/20	$1,089,882	$1,125,239	$1,098,619
4/30/20	$1,078,607	$1,111,117	$1,094,354
5/31/20	$1,108,276	$1,146,463	$1,129,925
6/30/20	$1,119,164	$1,155,899	$1,133,332
7/31/20	$1,133,477	$1,175,367	$1,149,825
8/31/20	$1,130,864	$1,169,852	$1,145,866
9/30/20	$1,130,658	$1,170,100	$1,145,706
10/31/20	$1,128,214	$1,166,585	$1,143,041
11/30/20	$1,142,443	$1,184,190	$1,154,548
12/31/20	$1,147,921	$1,191,404	$1,158,016
1/31/21	$1,154,154	$1,198,996	$1,161,521
2/28/21	$1,137,099	$1,179,946	$1,141,998
3/31/21	$1,141,074	$1,187,223	$1,147,457
4/30/21	$1,148,481	$1,197,181	$1,154,653
5/31/21	$1,150,950	$1,200,752	$1,154,591
6/30/21	$1,152,422	$1,204,050	$1,155,053
7/31/21	$1,160,696	$1,214,035	$1,164,396
8/31/21	$1,157,488	$1,209,580	$1,162,687
9/30/21	$1,148,616	$1,200,851	$1,154,057
10/31/21	$1,145,383	$1,197,340	$1,149,951
11/30/21	$1,152,459	$1,207,533	$1,155,470
12/31/21	$1,153,227	$1,209,481	$1,158,226
1/31/22	$1,124,797	$1,176,374	$1,124,119
2/28/22	$1,118,422	$1,172,159	$1,120,834
3/31/22	$1,087,914	$1,134,161	$1,088,478
4/30/22	$1,061,136	$1,102,791	$1,063,623
5/31/22	$1,069,833	$1,119,173	$1,082,407
6/30/22	$1,059,205	$1,100,843	$1,076,100
7/31/22	$1,083,181	$1,129,929	$1,103,568
8/31/22	$1,068,033	$1,105,165	$1,084,607
9/30/22	$1,041,458	$1,062,748	$1,049,013
10/31/22	$1,036,665	$1,053,910	$1,045,253
11/30/22	$1,071,709	$1,103,205	$1,082,724
12/31/22	$1,075,614	$1,106,363	$1,089,866
1/31/23	$1,098,990	$1,138,143	$1,115,894
2/28/23	$1,079,325	$1,112,408	$1,092,156
3/31/23	$1,098,539	$1,137,089	$1,114,328
4/30/23	$1,097,517	$1,134,492	$1,109,539
5/31/23	$1,089,593	$1,124,661	$1,097,469
6/30/23	$1,096,078	$1,135,927	$1,106,251
7/31/23	$1,098,617	$1,140,420	$1,110,188
8/31/23	$1,091,850	$1,124,003	$1,099,025
9/30/23	$1,070,894	$1,091,060	$1,074,223
10/31/23	$1,062,828	$1,081,775	$1,068,020
11/30/23	$1,113,516	$1,150,447	$1,119,984
12/31/23	$1,138,065	$1,177,186	$1,143,664
1/31/24	$1,137,145	$1,171,174	$1,139,622
2/29/24	$1,138,915	$1,172,678	$1,139,274
3/31/24	$1,142,128	$1,172,641	$1,137,025
4/30/24	$1,130,724	$1,158,118	$1,122,797
5/31/24	$1,130,422	$1,154,721	$1,110,679
6/30/24	$1,143,298	$1,172,420	$1,124,460
7/31/24	$1,152,861	$1,183,106	$1,135,670
8/31/24	$1,162,648	$1,192,437	$1,151,021
9/30/24	$1,173,253	$1,204,223	$1,161,683
10/31/24	$1,159,164	$1,186,664	$1,145,203
11/30/24	$1,173,605	$1,207,162	$1,158,463
12/31/24	$1,160,694	$1,189,588	$1,145,985
1/31/25	$1,163,977	$1,195,550	$1,150,505
2/28/25	$1,178,468	$1,207,404	$1,164,782
3/31/25	$1,162,785	$1,186,941	$1,150,339
4/30/25	$1,157,420	$1,177,379	$1,141,287
5/31/25	$1,154,619	$1,178,135	$1,151,235
6/30/25	$1,165,480	$1,185,469	$1,162,679
7/31/25	$1,162,619	$1,183,075	$1,170,733
8/31/25	$1,173,908	$1,193,358	$1,185,003
9/30/25	$1,196,370	$1,220,994	$1,200,483
10/31/25	$1,208,971	$1,236,137	$1,207,619
11/30/25	$1,212,090	$1,238,973	$1,210,793
12/31/25	$1,212,894	$1,240,088	$1,211,671
1/31/26	$1,222,515	$1,251,726	$1,224,158
2/28/26	$1,237,480	$1,267,326	$1,237,171
3/31/26	$1,212,192	$1,237,891	$1,201,463

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.25%	1.22%	1.94%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCIMX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0054TSRAR_033126

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Intermediate Municipal Bond Index ("Index"), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,005,048	$1,007,353	$1,006,486
5/31/16	$1,005,971	$1,010,078	$1,005,480
6/30/16	$1,018,940	$1,026,147	$1,016,901
7/31/16	$1,019,817	$1,026,773	$1,019,221
8/31/16	$1,020,710	$1,028,159	$1,019,197
9/30/16	$1,018,676	$1,023,027	$1,015,400
10/31/16	$1,012,261	$1,012,295	$1,006,929
11/30/16	$973,583	$974,540	$969,261
12/31/16	$979,814	$985,982	$978,417
1/31/17	$986,816	$992,482	$987,998
2/28/17	$993,071	$999,374	$994,295
3/31/17	$995,272	$1,001,543	$996,024
4/30/17	$1,002,349	$1,008,810	$1,004,452
5/31/17	$1,013,637	$1,024,821	$1,019,195
6/30/17	$1,009,654	$1,021,145	$1,015,084
7/31/17	$1,016,720	$1,029,407	$1,024,379
8/31/17	$1,025,992	$1,037,241	$1,029,270
9/30/17	$1,021,920	$1,031,967	$1,022,637
10/31/17	$1,023,881	$1,034,486	$1,023,708
11/30/17	$1,016,570	$1,028,947	$1,012,543
12/31/17	$1,023,840	$1,039,702	$1,021,422
1/31/18	$1,016,313	$1,027,461	$1,012,654
2/28/18	$1,012,158	$1,024,391	$1,008,061
3/31/18	$1,014,284	$1,028,172	$1,010,491
4/30/18	$1,011,057	$1,024,503	$1,006,891
5/31/18	$1,020,505	$1,036,235	$1,019,333
6/30/18	$1,021,682	$1,037,119	$1,021,117
7/31/18	$1,023,733	$1,039,636	$1,024,855
8/31/18	$1,026,091	$1,042,306	$1,026,931
9/30/18	$1,020,614	$1,035,558	$1,020,657
10/31/18	$1,015,295	$1,029,181	$1,015,394
11/30/18	$1,022,895	$1,040,572	$1,026,123
12/31/18	$1,033,506	$1,053,031	$1,038,726
1/31/19	$1,041,998	$1,060,991	$1,049,311
2/28/19	$1,047,476	$1,066,672	$1,053,891
3/31/19	$1,059,311	$1,083,534	$1,065,130
4/30/19	$1,062,550	$1,087,606	$1,065,750
5/31/19	$1,076,593	$1,102,600	$1,080,379
6/30/19	$1,080,671	$1,106,671	$1,084,681
7/31/19	$1,089,174	$1,115,590	$1,094,494
8/31/19	$1,101,074	$1,133,187	$1,104,923
9/30/19	$1,092,023	$1,124,103	$1,094,582
10/31/19	$1,093,911	$1,126,118	$1,097,901
11/30/19	$1,094,768	$1,128,934	$1,100,494
12/31/19	$1,097,659	$1,132,381	$1,103,695
1/31/20	$1,113,770	$1,152,726	$1,120,719
2/29/20	$1,125,451	$1,167,591	$1,129,461
3/31/20	$1,085,461	$1,125,239	$1,098,619
4/30/20	$1,074,143	$1,111,117	$1,094,354
5/31/20	$1,103,597	$1,146,463	$1,129,925
6/30/20	$1,114,348	$1,155,899	$1,133,332
7/31/20	$1,128,498	$1,175,367	$1,149,825
8/31/20	$1,125,807	$1,169,852	$1,145,866
9/30/20	$1,125,509	$1,170,100	$1,145,706
10/31/20	$1,122,978	$1,166,585	$1,143,041
11/30/20	$1,137,052	$1,184,190	$1,154,548
12/31/20	$1,142,397	$1,191,404	$1,158,016
1/31/21	$1,148,513	$1,198,996	$1,161,521
2/28/21	$1,131,453	$1,179,946	$1,141,998
3/31/21	$1,135,310	$1,187,223	$1,147,457
4/30/21	$1,142,574	$1,197,181	$1,154,653
5/31/21	$1,144,941	$1,200,752	$1,154,591
6/30/21	$1,146,310	$1,204,050	$1,155,053
7/31/21	$1,154,439	$1,214,035	$1,164,396
8/31/21	$1,151,154	$1,209,580	$1,162,687
9/30/21	$1,142,236	$1,200,851	$1,154,057
10/31/21	$1,138,924	$1,197,340	$1,149,951
11/30/21	$1,145,867	$1,207,533	$1,155,470
12/31/21	$1,146,527	$1,209,481	$1,158,226
1/31/22	$1,118,172	$1,176,374	$1,124,119
2/28/22	$1,111,749	$1,172,159	$1,120,834
3/31/22	$1,081,330	$1,134,161	$1,088,478
4/30/22	$1,054,627	$1,102,791	$1,063,623
5/31/22	$1,063,183	$1,119,173	$1,082,407
6/30/22	$1,052,537	$1,100,843	$1,076,100
7/31/22	$1,076,273	$1,129,929	$1,103,568
8/31/22	$1,061,131	$1,105,165	$1,084,607
9/30/22	$1,034,635	$1,062,748	$1,049,013
10/31/22	$1,029,792	$1,053,910	$1,045,253
11/30/22	$1,064,506	$1,103,205	$1,082,724
12/31/22	$1,068,288	$1,106,363	$1,089,866
1/31/23	$1,091,419	$1,138,143	$1,115,894
2/28/23	$1,071,806	$1,112,408	$1,092,156
3/31/23	$1,090,785	$1,137,089	$1,114,328
4/30/23	$1,089,685	$1,134,492	$1,109,539
5/31/23	$1,081,727	$1,124,661	$1,097,469
6/30/23	$1,088,070	$1,135,927	$1,106,251
7/31/23	$1,090,504	$1,140,420	$1,110,188
8/31/23	$1,083,694	$1,124,003	$1,099,025
9/30/23	$1,062,804	$1,091,060	$1,074,223
10/31/23	$1,054,708	$1,081,775	$1,068,020
11/30/23	$1,104,920	$1,150,447	$1,119,984
12/31/23	$1,129,183	$1,177,186	$1,143,664
1/31/24	$1,128,178	$1,171,174	$1,139,622
2/29/24	$1,129,846	$1,172,678	$1,139,274
3/31/24	$1,132,938	$1,172,641	$1,137,025
4/30/24	$1,121,533	$1,158,118	$1,122,797
5/31/24	$1,121,132	$1,154,721	$1,110,679
6/30/24	$1,133,820	$1,172,420	$1,124,460
7/31/24	$1,143,207	$1,183,106	$1,135,670
8/31/24	$1,152,807	$1,192,437	$1,151,021
9/30/24	$1,163,234	$1,204,223	$1,161,683
10/31/24	$1,149,168	$1,186,664	$1,145,203
11/30/24	$1,163,386	$1,207,162	$1,158,463
12/31/24	$1,150,490	$1,189,588	$1,145,985
1/31/25	$1,153,643	$1,195,550	$1,150,505
2/28/25	$1,167,917	$1,207,404	$1,164,782
3/31/25	$1,152,283	$1,186,941	$1,150,339
4/30/25	$1,146,876	$1,177,379	$1,141,287
5/31/25	$1,144,001	$1,178,135	$1,151,235
6/30/25	$1,154,673	$1,185,469	$1,162,679
7/31/25	$1,151,739	$1,183,075	$1,170,733
8/31/25	$1,162,823	$1,193,358	$1,185,003
9/30/25	$1,184,979	$1,220,994	$1,200,483
10/31/25	$1,197,353	$1,236,137	$1,207,619
11/30/25	$1,200,349	$1,238,973	$1,210,793
12/31/25	$1,201,041	$1,240,088	$1,211,671
1/31/26	$1,210,465	$1,251,726	$1,224,158
2/28/26	$1,225,192	$1,267,326	$1,237,171
3/31/26	$1,200,057	$1,237,891	$1,201,463

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.15%	1.12%	1.84%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Intermediate Municipal Bond Index	4.44%	0.92%	1.85%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$330,436
# of Portfolio Holdings	248
Portfolio Turnover Rate	43%
Total Net Advisory Fees Paid During the Reporting Period	$583
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	15.1%
Electric Power & Light Revenue	11.0%
Health, Hospital & Nursing Home Revenue	10.1%
Ad Valorem Property Tax	9.0%
Port, Airport & Marina Revenue	7.8%
Sovereign	7.0%
Resource Recovery Revenue	5.4%
Lease (Abatement)	4.1%
College & University Revenue	3.8%
Special Tax	3.7%
U.S. Government Agencies	3.3%
Other Investments	13.9%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.7%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO California Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCIPX

PIMCO California Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1918TSRAR_033126

Class A: PCTTX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$9,774	$10,000	$10,000
4/30/16	$9,885	$10,074	$10,075
5/31/16	$9,958	$10,101	$10,105
6/30/16	$10,151	$10,261	$10,265
7/31/16	$10,151	$10,268	$10,269
8/31/16	$10,191	$10,282	$10,286
9/30/16	$10,141	$10,230	$10,224
10/31/16	$9,978	$10,123	$10,104
11/30/16	$9,477	$9,745	$9,715
12/31/16	$9,575	$9,860	$9,829
1/31/17	$9,651	$9,925	$9,906
2/28/17	$9,729	$9,994	$9,964
3/31/17	$9,762	$10,015	$9,983
4/30/17	$9,858	$10,088	$10,053
5/31/17	$10,020	$10,248	$10,221
6/30/17	$10,026	$10,211	$10,187
7/31/17	$10,075	$10,294	$10,276
8/31/17	$10,162	$10,372	$10,340
9/30/17	$10,083	$10,320	$10,291
10/31/17	$10,124	$10,345	$10,325
11/30/17	$10,119	$10,289	$10,269
12/31/17	$10,237	$10,397	$10,382
1/31/18	$10,116	$10,275	$10,258
2/28/18	$10,062	$10,244	$10,225
3/31/18	$10,114	$10,282	$10,271
4/30/18	$10,087	$10,245	$10,229
5/31/18	$10,234	$10,362	$10,367
6/30/18	$10,239	$10,371	$10,370
7/31/18	$10,260	$10,396	$10,395
8/31/18	$10,304	$10,423	$10,427
9/30/18	$10,227	$10,356	$10,347
10/31/18	$10,113	$10,292	$10,276
11/30/18	$10,213	$10,406	$10,383
12/31/18	$10,313	$10,530	$10,497
1/31/19	$10,374	$10,610	$10,566
2/28/19	$10,437	$10,667	$10,618
3/31/19	$10,655	$10,835	$10,793
4/30/19	$10,716	$10,876	$10,840
5/31/19	$10,877	$11,026	$10,999
6/30/19	$10,917	$11,067	$11,036
7/31/19	$10,997	$11,156	$11,129
8/31/19	$11,235	$11,332	$11,309
9/30/19	$11,164	$11,241	$11,225
10/31/19	$11,163	$11,261	$11,245
11/30/19	$11,172	$11,289	$11,270
12/31/19	$11,210	$11,324	$11,302
1/31/20	$11,437	$11,527	$11,505
2/29/20	$11,634	$11,676	$11,654
3/31/20	$11,162	$11,252	$11,247
4/30/20	$10,960	$11,111	$11,127
5/31/20	$11,377	$11,465	$11,503
6/30/20	$11,523	$11,559	$11,570
7/31/20	$11,730	$11,754	$11,768
8/31/20	$11,644	$11,699	$11,690
9/30/20	$11,629	$11,701	$11,687
10/31/20	$11,594	$11,666	$11,655
11/30/20	$11,841	$11,842	$11,835
12/31/20	$11,939	$11,914	$11,884
1/31/21	$12,023	$11,990	$11,941
2/28/21	$11,755	$11,799	$11,724
3/31/21	$11,829	$11,872	$11,805
4/30/21	$11,975	$11,972	$11,899
5/31/21	$12,049	$12,008	$11,931
6/30/21	$12,103	$12,040	$11,962
7/31/21	$12,198	$12,140	$12,062
8/31/21	$12,129	$12,096	$12,021
9/30/21	$11,999	$12,009	$11,932
10/31/21	$11,992	$11,973	$11,899
11/30/21	$12,108	$12,075	$12,005
12/31/21	$12,129	$12,095	$12,029
1/31/22	$11,791	$11,764	$11,672
2/28/22	$11,713	$11,722	$11,637
3/31/22	$11,295	$11,342	$11,249
4/30/22	$10,851	$11,028	$10,923
5/31/22	$11,046	$11,192	$11,108
6/30/22	$10,715	$11,008	$10,935
7/31/22	$11,098	$11,299	$11,244
8/31/22	$10,872	$11,052	$11,003
9/30/22	$10,347	$10,627	$10,596
10/31/22	$10,225	$10,539	$10,527
11/30/22	$10,857	$11,032	$11,011
12/31/22	$10,845	$11,064	$11,046
1/31/23	$11,217	$11,381	$11,345
2/28/23	$10,941	$11,124	$11,087
3/31/23	$11,119	$11,371	$11,328
4/30/23	$11,147	$11,345	$11,300
5/31/23	$11,059	$11,247	$11,205
6/30/23	$11,187	$11,359	$11,316
7/31/23	$11,205	$11,404	$11,362
8/31/23	$11,086	$11,240	$11,231
9/30/23	$10,764	$10,911	$10,908
10/31/23	$10,601	$10,818	$10,814
11/30/23	$11,343	$11,504	$11,475
12/31/23	$11,668	$11,772	$11,734
1/31/24	$11,667	$11,712	$11,686
2/29/24	$11,712	$11,727	$11,699
3/31/24	$11,746	$11,726	$11,685
4/30/24	$11,605	$11,581	$11,535
5/31/24	$11,641	$11,547	$11,500
6/30/24	$11,816	$11,724	$11,662
7/31/24	$11,915	$11,831	$11,765
8/31/24	$11,985	$11,924	$11,864
9/30/24	$12,105	$12,042	$11,985
10/31/24	$11,970	$11,867	$11,821
11/30/24	$12,135	$12,072	$12,009
12/31/24	$11,987	$11,896	$11,854
1/31/25	$11,996	$11,955	$11,870
2/28/25	$12,140	$12,074	$12,002
3/31/25	$11,934	$11,869	$11,797
4/30/25	$11,876	$11,774	$11,674
5/31/25	$11,785	$11,781	$11,697
6/30/25	$11,863	$11,855	$11,781
7/31/25	$11,782	$11,831	$11,769
8/31/25	$11,874	$11,934	$11,887
9/30/25	$12,228	$12,210	$12,152
10/31/25	$12,391	$12,361	$12,300
11/30/25	$12,423	$12,390	$12,335
12/31/25	$12,413	$12,401	$12,341
1/31/26	$12,493	$12,517	$12,462
2/28/26	$12,666	$12,673	$12,600
3/31/26	$12,407	$12,379	$12,302

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.97%	0.96%	2.41%
Class A (including sales charge)	1.66%	0.50%	2.18%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCTTX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6040TSRAR_033126

Class C: PCTGX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,107	$10,074	$10,075
5/31/16	$10,176	$10,101	$10,105
6/30/16	$10,366	$10,261	$10,265
7/31/16	$10,360	$10,268	$10,269
8/31/16	$10,394	$10,282	$10,286
9/30/16	$10,336	$10,230	$10,224
10/31/16	$10,164	$10,123	$10,104
11/30/16	$9,648	$9,745	$9,715
12/31/16	$9,740	$9,860	$9,829
1/31/17	$9,812	$9,925	$9,906
2/28/17	$9,886	$9,994	$9,964
3/31/17	$9,913	$10,015	$9,983
4/30/17	$10,005	$10,088	$10,053
5/31/17	$10,163	$10,248	$10,221
6/30/17	$10,162	$10,211	$10,187
7/31/17	$10,206	$10,294	$10,276
8/31/17	$10,287	$10,372	$10,340
9/30/17	$10,200	$10,320	$10,291
10/31/17	$10,236	$10,345	$10,325
11/30/17	$10,225	$10,289	$10,269
12/31/17	$10,337	$10,397	$10,382
1/31/18	$10,208	$10,275	$10,258
2/28/18	$10,148	$10,244	$10,225
3/31/18	$10,194	$10,282	$10,271
4/30/18	$10,161	$10,245	$10,229
5/31/18	$10,302	$10,362	$10,367
6/30/18	$10,300	$10,371	$10,370
7/31/18	$10,315	$10,396	$10,395
8/31/18	$10,352	$10,423	$10,427
9/30/18	$10,269	$10,356	$10,347
10/31/18	$10,148	$10,292	$10,276
11/30/18	$10,242	$10,406	$10,383
12/31/18	$10,336	$10,530	$10,497
1/31/19	$10,390	$10,610	$10,566
2/28/19	$10,447	$10,667	$10,618
3/31/19	$10,659	$10,835	$10,793
4/30/19	$10,714	$10,876	$10,840
5/31/19	$10,868	$11,026	$10,999
6/30/19	$10,901	$11,067	$11,036
7/31/19	$10,974	$11,156	$11,129
8/31/19	$11,204	$11,332	$11,309
9/30/19	$11,127	$11,241	$11,225
10/31/19	$11,119	$11,261	$11,245
11/30/19	$11,121	$11,289	$11,270
12/31/19	$11,152	$11,324	$11,302
1/31/20	$11,370	$11,527	$11,505
2/29/20	$11,559	$11,676	$11,654
3/31/20	$11,083	$11,252	$11,247
4/30/20	$10,876	$11,111	$11,127
5/31/20	$11,283	$11,465	$11,503
6/30/20	$11,421	$11,559	$11,570
7/31/20	$11,618	$11,754	$11,768
8/31/20	$11,526	$11,699	$11,690
9/30/20	$11,504	$11,701	$11,687
10/31/20	$11,462	$11,666	$11,655
11/30/20	$11,700	$11,842	$11,835
12/31/20	$11,788	$11,914	$11,884
1/31/21	$11,864	$11,990	$11,941
2/28/21	$11,592	$11,799	$11,724
3/31/21	$11,658	$11,872	$11,805
4/30/21	$11,794	$11,972	$11,899
5/31/21	$11,860	$12,008	$11,931
6/30/21	$11,906	$12,040	$11,962
7/31/21	$11,992	$12,140	$12,062
8/31/21	$11,916	$12,096	$12,021
9/30/21	$11,782	$12,009	$11,932
10/31/21	$11,767	$11,973	$11,899
11/30/21	$11,873	$12,075	$12,005
12/31/21	$11,886	$12,095	$12,029
1/31/22	$11,548	$11,764	$11,672
2/28/22	$11,465	$11,722	$11,637
3/31/22	$11,049	$11,342	$11,249
4/30/22	$10,607	$11,028	$10,923
5/31/22	$10,791	$11,192	$11,108
6/30/22	$10,461	$11,008	$10,935
7/31/22	$10,829	$11,299	$11,244
8/31/22	$10,601	$11,052	$11,003
9/30/22	$10,082	$10,627	$10,596
10/31/22	$9,957	$10,539	$10,527
11/30/22	$10,567	$11,032	$11,011
12/31/22	$10,548	$11,064	$11,046
1/31/23	$10,903	$11,381	$11,345
2/28/23	$10,628	$11,124	$11,087
3/31/23	$10,795	$11,371	$11,328
4/30/23	$10,815	$11,345	$11,300
5/31/23	$10,724	$11,247	$11,205
6/30/23	$10,840	$11,359	$11,316
7/31/23	$10,851	$11,404	$11,362
8/31/23	$10,729	$11,240	$11,231
9/30/23	$10,411	$10,911	$10,908
10/31/23	$10,246	$10,818	$10,814
11/30/23	$10,957	$11,504	$11,475
12/31/23	$11,264	$11,772	$11,734
1/31/24	$11,256	$11,712	$11,686
2/29/24	$11,292	$11,727	$11,699
3/31/24	$11,318	$11,726	$11,685
4/30/24	$11,176	$11,581	$11,535
5/31/24	$11,203	$11,547	$11,500
6/30/24	$11,365	$11,724	$11,662
7/31/24	$11,453	$11,831	$11,765
8/31/24	$11,512	$11,924	$11,864
9/30/24	$11,621	$12,042	$11,985
10/31/24	$11,483	$11,867	$11,821
11/30/24	$11,635	$12,072	$12,009
12/31/24	$11,486	$11,896	$11,854
1/31/25	$11,486	$11,955	$11,870
2/28/25	$11,618	$12,074	$12,002
3/31/25	$11,413	$11,869	$11,797
4/30/25	$11,351	$11,774	$11,674
5/31/25	$11,257	$11,781	$11,697
6/30/25	$11,324	$11,855	$11,781
7/31/25	$11,240	$11,831	$11,769
8/31/25	$11,320	$11,934	$11,887
9/30/25	$11,651	$12,210	$12,152
10/31/25	$11,799	$12,361	$12,300
11/30/25	$11,823	$12,390	$12,335
12/31/25	$11,805	$12,401	$12,341
1/31/26	$11,873	$12,517	$12,462
2/28/26	$12,031	$12,673	$12,600
3/31/26	$11,778	$12,379	$12,302

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.19%	0.20%	1.65%
Class C (including sales charge)	2.19%	0.20%	1.65%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCTGX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6240TSRAR_033126

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,639	$1,007,353	$1,007,549
5/31/16	$1,019,468	$1,010,078	$1,010,455
6/30/16	$1,039,451	$1,026,147	$1,026,467
7/31/16	$1,039,826	$1,026,773	$1,026,912
8/31/16	$1,044,141	$1,028,159	$1,028,631
9/30/16	$1,039,365	$1,023,027	$1,022,350
10/31/16	$1,022,958	$1,012,295	$1,010,436
11/30/16	$971,924	$974,540	$971,481
12/31/16	$982,218	$985,982	$982,907
1/31/17	$990,294	$992,482	$990,606
2/28/17	$998,582	$999,374	$996,375
3/31/17	$1,002,303	$1,001,543	$998,318
4/30/17	$1,012,434	$1,008,810	$1,005,318
5/31/17	$1,029,402	$1,024,821	$1,022,082
6/30/17	$1,030,299	$1,021,145	$1,018,676
7/31/17	$1,035,636	$1,029,407	$1,027,642
8/31/17	$1,044,895	$1,037,241	$1,033,968
9/30/17	$1,037,035	$1,031,967	$1,029,138
10/31/17	$1,041,578	$1,034,486	$1,032,481
11/30/17	$1,041,389	$1,028,947	$1,026,948
12/31/17	$1,053,806	$1,039,702	$1,038,198
1/31/18	$1,041,659	$1,027,461	$1,025,778
2/28/18	$1,036,412	$1,024,391	$1,022,464
3/31/18	$1,042,057	$1,028,172	$1,027,059
4/30/18	$1,039,617	$1,024,503	$1,022,904
5/31/18	$1,054,995	$1,036,235	$1,036,685
6/30/18	$1,055,837	$1,037,119	$1,037,014
7/31/18	$1,058,332	$1,039,636	$1,039,467
8/31/18	$1,063,163	$1,042,306	$1,042,702
9/30/18	$1,055,502	$1,035,558	$1,034,714
10/31/18	$1,044,058	$1,029,181	$1,027,597
11/30/18	$1,054,754	$1,040,572	$1,038,292
12/31/18	$1,065,327	$1,053,031	$1,049,728
1/31/19	$1,071,949	$1,060,991	$1,056,578
2/28/19	$1,078,714	$1,066,672	$1,061,813
3/31/19	$1,101,580	$1,083,534	$1,079,266
4/30/19	$1,108,279	$1,087,606	$1,083,974
5/31/19	$1,125,223	$1,102,600	$1,099,877
6/30/19	$1,129,680	$1,106,671	$1,103,633
7/31/19	$1,138,308	$1,115,590	$1,112,854
8/31/19	$1,163,281	$1,133,187	$1,130,889
9/30/19	$1,156,235	$1,124,103	$1,122,478
10/31/19	$1,156,466	$1,126,118	$1,124,455
11/30/19	$1,157,776	$1,128,934	$1,127,006
12/31/19	$1,162,055	$1,132,381	$1,130,246
1/31/20	$1,185,953	$1,152,726	$1,150,493
2/29/20	$1,206,632	$1,167,591	$1,165,389
3/31/20	$1,158,018	$1,125,239	$1,124,696
4/30/20	$1,137,378	$1,111,117	$1,112,658
5/31/20	$1,181,017	$1,146,463	$1,150,345
6/30/20	$1,196,582	$1,155,899	$1,156,958
7/31/20	$1,218,452	$1,175,367	$1,176,835
8/31/20	$1,209,823	$1,169,852	$1,169,024
9/30/20	$1,208,621	$1,170,100	$1,168,694
10/31/20	$1,205,328	$1,166,585	$1,165,480
11/30/20	$1,231,413	$1,184,190	$1,183,463
12/31/20	$1,241,962	$1,191,404	$1,188,408
1/31/21	$1,250,992	$1,198,996	$1,194,072
2/28/21	$1,223,424	$1,179,946	$1,172,388
3/31/21	$1,231,484	$1,187,223	$1,180,458
4/30/21	$1,247,081	$1,197,181	$1,189,857
5/31/21	$1,255,142	$1,200,752	$1,193,117
6/30/21	$1,261,211	$1,204,050	$1,196,227
7/31/21	$1,271,472	$1,214,035	$1,206,184
8/31/21	$1,264,622	$1,209,580	$1,202,109
9/30/21	$1,251,452	$1,200,851	$1,193,239
10/31/21	$1,251,042	$1,197,340	$1,189,865
11/30/21	$1,263,527	$1,207,533	$1,200,510
12/31/21	$1,266,154	$1,209,481	$1,202,860
1/31/22	$1,231,218	$1,176,374	$1,167,194
2/28/22	$1,223,358	$1,172,159	$1,163,665
3/31/22	$1,180,121	$1,134,161	$1,124,939
4/30/22	$1,134,066	$1,102,791	$1,092,322
5/31/22	$1,154,742	$1,119,173	$1,110,758
6/30/22	$1,120,460	$1,100,843	$1,093,532
7/31/22	$1,160,850	$1,129,929	$1,124,371
8/31/22	$1,137,548	$1,105,165	$1,100,303
9/30/22	$1,082,917	$1,062,748	$1,059,632
10/31/22	$1,070,449	$1,053,910	$1,052,727
11/30/22	$1,136,994	$1,103,205	$1,101,104
12/31/22	$1,136,071	$1,106,363	$1,104,644
1/31/23	$1,175,369	$1,138,143	$1,134,471
2/28/23	$1,146,724	$1,112,408	$1,108,681
3/31/23	$1,165,825	$1,137,089	$1,132,846
4/30/23	$1,169,005	$1,134,492	$1,129,990
5/31/23	$1,160,200	$1,124,661	$1,120,541
6/30/23	$1,173,949	$1,135,927	$1,131,645
7/31/23	$1,176,134	$1,140,420	$1,136,221
8/31/23	$1,163,987	$1,124,003	$1,123,094
9/30/23	$1,130,556	$1,091,060	$1,090,842
10/31/23	$1,113,683	$1,081,775	$1,081,393
11/30/23	$1,192,009	$1,150,447	$1,147,496
12/31/23	$1,226,544	$1,177,186	$1,173,393
1/31/24	$1,226,794	$1,171,174	$1,168,621
2/29/24	$1,231,810	$1,172,678	$1,169,930
3/31/24	$1,235,793	$1,172,641	$1,168,475
4/30/24	$1,221,297	$1,158,118	$1,153,538
5/31/24	$1,225,539	$1,154,721	$1,150,015
6/30/24	$1,244,274	$1,172,420	$1,166,157
7/31/24	$1,255,035	$1,183,106	$1,176,539
8/31/24	$1,262,781	$1,192,437	$1,186,376
9/30/24	$1,275,793	$1,204,223	$1,198,463
10/31/24	$1,261,919	$1,186,664	$1,182,133
11/30/24	$1,279,771	$1,207,162	$1,200,873
12/31/24	$1,264,514	$1,189,588	$1,185,391
1/31/25	$1,265,782	$1,195,550	$1,187,036
2/28/25	$1,281,383	$1,207,404	$1,200,207
3/31/25	$1,259,925	$1,186,941	$1,179,728
4/30/25	$1,254,224	$1,177,379	$1,167,378
5/31/25	$1,244,986	$1,178,135	$1,169,671
6/30/25	$1,253,533	$1,185,469	$1,178,134
7/31/25	$1,245,329	$1,183,075	$1,176,891
8/31/25	$1,255,455	$1,193,358	$1,188,682
9/30/25	$1,293,262	$1,220,994	$1,215,206
10/31/25	$1,310,936	$1,236,137	$1,229,965
11/30/25	$1,314,683	$1,238,973	$1,233,496
12/31/25	$1,313,961	$1,240,088	$1,234,081
1/31/26	$1,322,819	$1,251,726	$1,246,200
2/28/26	$1,341,546	$1,267,326	$1,259,976
3/31/26	$1,314,459	$1,237,891	$1,230,162

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.33%	1.31%	2.77%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCTIX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2062TSRAR_033126

I-2: PCTPX

PIMCO California Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg California Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,554	$1,007,353	$1,007,549
5/31/16	$1,019,296	$1,010,078	$1,010,455
6/30/16	$1,039,187	$1,026,147	$1,026,467
7/31/16	$1,039,482	$1,026,773	$1,026,912
8/31/16	$1,043,704	$1,028,159	$1,028,631
9/30/16	$1,038,838	$1,023,027	$1,022,350
10/31/16	$1,022,360	$1,012,295	$1,010,436
11/30/16	$971,273	$974,540	$971,481
12/31/16	$981,470	$985,982	$982,907
1/31/17	$989,462	$992,482	$990,606
2/28/17	$997,668	$999,374	$996,375
3/31/17	$1,001,295	$1,001,543	$998,318
4/30/17	$1,011,339	$1,008,810	$1,005,318
5/31/17	$1,028,202	$1,024,821	$1,022,082
6/30/17	$1,029,008	$1,021,145	$1,018,676
7/31/17	$1,034,256	$1,029,407	$1,027,642
8/31/17	$1,043,414	$1,037,241	$1,033,968
9/30/17	$1,035,479	$1,031,967	$1,029,138
10/31/17	$1,039,931	$1,034,486	$1,032,481
11/30/17	$1,039,656	$1,028,947	$1,026,948
12/31/17	$1,051,949	$1,039,702	$1,038,198
1/31/18	$1,039,738	$1,027,461	$1,025,778
2/28/18	$1,034,421	$1,024,391	$1,022,464
3/31/18	$1,039,964	$1,028,172	$1,027,059
4/30/18	$1,037,449	$1,024,503	$1,022,904
5/31/18	$1,052,707	$1,036,235	$1,036,685
6/30/18	$1,053,458	$1,037,119	$1,037,014
7/31/18	$1,055,862	$1,039,636	$1,039,467
8/31/18	$1,060,583	$1,042,306	$1,042,702
9/30/18	$1,052,863	$1,035,558	$1,034,714
10/31/18	$1,041,359	$1,029,181	$1,027,597
11/30/18	$1,051,935	$1,040,572	$1,038,292
12/31/18	$1,062,394	$1,053,031	$1,049,728
1/31/19	$1,068,912	$1,060,991	$1,056,578
2/28/19	$1,075,578	$1,066,672	$1,061,813
3/31/19	$1,098,284	$1,083,534	$1,079,266
4/30/19	$1,104,874	$1,087,606	$1,083,974
5/31/19	$1,121,680	$1,102,600	$1,099,877
6/30/19	$1,126,038	$1,106,671	$1,103,633
7/31/19	$1,134,541	$1,115,590	$1,112,854
8/31/19	$1,159,328	$1,133,187	$1,130,889
9/30/19	$1,152,218	$1,124,103	$1,122,478
10/31/19	$1,152,349	$1,126,118	$1,124,455
11/30/19	$1,153,555	$1,128,934	$1,127,006
12/31/19	$1,157,720	$1,132,381	$1,130,246
1/31/20	$1,181,424	$1,152,726	$1,150,493
2/29/20	$1,201,933	$1,167,591	$1,165,389
3/31/20	$1,153,421	$1,125,239	$1,124,696
4/30/20	$1,132,769	$1,111,117	$1,112,658
5/31/20	$1,176,131	$1,146,463	$1,150,345
6/30/20	$1,191,533	$1,155,899	$1,156,958
7/31/20	$1,213,201	$1,175,367	$1,176,835
8/31/20	$1,204,512	$1,169,852	$1,169,024
9/30/20	$1,203,217	$1,170,100	$1,168,694
10/31/20	$1,199,834	$1,166,585	$1,165,480
11/30/20	$1,225,704	$1,184,190	$1,183,463
12/31/20	$1,236,087	$1,191,404	$1,188,408
1/31/21	$1,244,980	$1,198,996	$1,194,072
2/28/21	$1,217,453	$1,179,946	$1,172,388
3/31/21	$1,225,369	$1,187,223	$1,180,458
4/30/21	$1,240,781	$1,197,181	$1,189,857
5/31/21	$1,248,703	$1,200,752	$1,193,117
6/30/21	$1,254,635	$1,204,050	$1,196,227
7/31/21	$1,264,732	$1,214,035	$1,206,184
8/31/21	$1,257,815	$1,209,580	$1,202,109
9/30/21	$1,244,613	$1,200,851	$1,193,239
10/31/21	$1,244,101	$1,197,340	$1,189,865
11/30/21	$1,256,413	$1,207,533	$1,200,510
12/31/21	$1,258,911	$1,209,481	$1,202,860
1/31/22	$1,224,076	$1,176,374	$1,167,194
2/28/22	$1,216,168	$1,172,159	$1,163,665
3/31/22	$1,173,083	$1,134,161	$1,124,939
4/30/22	$1,127,204	$1,102,791	$1,092,322
5/31/22	$1,147,661	$1,119,173	$1,110,758
6/30/22	$1,113,502	$1,100,843	$1,093,532
7/31/22	$1,153,547	$1,129,929	$1,124,371
8/31/22	$1,130,293	$1,105,165	$1,100,303
9/30/22	$1,075,914	$1,062,748	$1,059,632
10/31/22	$1,063,434	$1,053,910	$1,052,727
11/30/22	$1,129,454	$1,103,205	$1,101,104
12/31/22	$1,128,434	$1,106,363	$1,104,644
1/31/23	$1,167,376	$1,138,143	$1,134,471
2/28/23	$1,138,838	$1,112,408	$1,108,681
3/31/23	$1,157,704	$1,137,089	$1,132,846
4/30/23	$1,160,773	$1,134,492	$1,129,990
5/31/23	$1,151,933	$1,124,661	$1,120,541
6/30/23	$1,165,484	$1,135,927	$1,131,645
7/31/23	$1,167,562	$1,140,420	$1,136,221
8/31/23	$1,155,407	$1,124,003	$1,123,094
9/30/23	$1,122,127	$1,091,060	$1,090,842
10/31/23	$1,105,290	$1,081,775	$1,081,393
11/30/23	$1,182,925	$1,150,447	$1,147,496
12/31/23	$1,217,092	$1,177,186	$1,173,393
1/31/24	$1,217,239	$1,171,174	$1,168,621
2/29/24	$1,222,120	$1,172,678	$1,169,930
3/31/24	$1,225,967	$1,172,641	$1,168,475
4/30/24	$1,211,487	$1,158,118	$1,153,538
5/31/24	$1,215,584	$1,154,721	$1,150,015
6/30/24	$1,234,071	$1,172,420	$1,166,157
7/31/24	$1,244,637	$1,183,106	$1,176,539
8/31/24	$1,252,206	$1,192,437	$1,186,376
9/30/24	$1,265,011	$1,204,223	$1,198,463
10/31/24	$1,251,147	$1,186,664	$1,182,133
11/30/24	$1,268,740	$1,207,162	$1,200,873
12/31/24	$1,253,506	$1,189,588	$1,185,391
1/31/25	$1,254,654	$1,195,550	$1,187,036
2/28/25	$1,270,022	$1,207,404	$1,200,207
3/31/25	$1,248,654	$1,186,941	$1,179,728
4/30/25	$1,242,905	$1,177,379	$1,167,378
5/31/25	$1,233,644	$1,178,135	$1,169,671
6/30/25	$1,242,017	$1,185,469	$1,178,134
7/31/25	$1,233,783	$1,183,075	$1,176,891
8/31/25	$1,243,706	$1,193,358	$1,188,682
9/30/25	$1,281,059	$1,220,994	$1,215,206
10/31/25	$1,298,450	$1,236,137	$1,229,965
11/30/25	$1,302,062	$1,238,973	$1,233,496
12/31/25	$1,301,235	$1,240,088	$1,234,081
1/31/26	$1,309,897	$1,251,726	$1,246,200
2/28/26	$1,328,340	$1,267,326	$1,259,976
3/31/26	$1,301,412	$1,237,891	$1,230,162

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.23%	1.21%	2.67%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$565,512
# of Portfolio Holdings	313
Portfolio Turnover Rate	24%
Total Net Advisory Fees Paid During the Reporting Period	$947
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	16.1%
Health, Hospital & Nursing Home Revenue	10.7%
Local or Guaranteed Housing	10.6%
Special Tax	7.2%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.5%
Electric Power & Light Revenue	5.1%
College & University Revenue	4.9%
Water Revenue	3.8%
U.S. Government Agencies	2.9%
Lease (Abatement)	2.6%
Other Investments	15.4%
Affiliated Investments FR_72201W154	6.7%
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCTPX

PIMCO California Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2068TSRAR_033126

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,790	$10,074	$10,010
5/31/16	$9,785	$10,101	$10,015
6/30/16	$9,820	$10,261	$10,033
7/31/16	$9,834	$10,268	$10,049
8/31/16	$9,829	$10,282	$10,035
9/30/16	$9,804	$10,230	$10,012
10/31/16	$9,789	$10,123	$10,022
11/30/16	$9,686	$9,745	$9,972
12/31/16	$9,690	$9,860	$9,992
1/31/17	$9,735	$9,925	$10,031
2/28/17	$9,772	$9,994	$10,061
3/31/17	$9,769	$10,015	$10,058
4/30/17	$9,785	$10,088	$10,073
5/31/17	$9,831	$10,248	$10,093
6/30/17	$9,819	$10,211	$10,081
7/31/17	$9,846	$10,294	$10,106
8/31/17	$9,884	$10,372	$10,126
9/30/17	$9,862	$10,320	$10,113
10/31/17	$9,859	$10,345	$10,114
11/30/17	$9,797	$10,289	$10,061
12/31/17	$9,814	$10,397	$10,068
1/31/18	$9,812	$10,275	$10,099
2/28/18	$9,811	$10,244	$10,117
3/31/18	$9,809	$10,282	$10,109
4/30/18	$9,788	$10,245	$10,100
5/31/18	$9,827	$10,362	$10,136
6/30/18	$9,847	$10,371	$10,167
7/31/18	$9,866	$10,396	$10,188
8/31/18	$9,866	$10,423	$10,187
9/30/18	$9,845	$10,356	$10,162
10/31/18	$9,835	$10,292	$10,171
11/30/18	$9,867	$10,406	$10,198
12/31/18	$9,908	$10,530	$10,234
1/31/19	$9,939	$10,610	$10,259
2/28/19	$9,962	$10,667	$10,276
3/31/19	$9,994	$10,835	$10,303
4/30/19	$10,006	$10,876	$10,311
5/31/19	$10,048	$11,026	$10,348
6/30/19	$10,068	$11,067	$10,376
7/31/19	$10,109	$11,156	$10,405
8/31/19	$10,130	$11,332	$10,419
9/30/19	$10,109	$11,241	$10,397
10/31/19	$10,119	$11,261	$10,426
11/30/19	$10,128	$11,289	$10,444
12/31/19	$10,147	$11,324	$10,455
1/31/20	$10,186	$11,527	$10,486
2/29/20	$10,215	$11,676	$10,503
3/31/20	$10,072	$11,252	$10,456
4/30/20	$10,039	$11,111	$10,493
5/31/20	$10,169	$11,465	$10,596
6/30/20	$10,197	$11,559	$10,587
7/31/20	$10,244	$11,754	$10,605
8/31/20	$10,240	$11,699	$10,606
9/30/20	$10,246	$11,701	$10,611
10/31/20	$10,241	$11,666	$10,603
11/30/20	$10,268	$11,842	$10,612
12/31/20	$10,284	$11,914	$10,616
1/31/21	$10,299	$11,990	$10,629
2/28/21	$10,255	$11,799	$10,625
3/31/21	$10,271	$11,872	$10,628
4/30/21	$10,288	$11,972	$10,634
5/31/21	$10,294	$12,008	$10,639
6/30/21	$10,290	$12,040	$10,635
7/31/21	$10,305	$12,140	$10,648
8/31/21	$10,300	$12,096	$10,646
9/30/21	$10,274	$12,009	$10,632
10/31/21	$10,258	$11,973	$10,631
11/30/21	$10,263	$12,075	$10,634
12/31/21	$10,258	$12,095	$10,631
1/31/22	$10,160	$11,764	$10,557
2/28/22	$10,125	$11,722	$10,545
3/31/22	$10,016	$11,342	$10,458
4/30/22	$9,920	$11,028	$10,420
5/31/22	$9,980	$11,192	$10,501
6/30/22	$9,958	$11,008	$10,503
7/31/22	$10,040	$11,299	$10,550
8/31/22	$9,956	$11,052	$10,479
9/30/22	$9,864	$10,627	$10,385
10/31/22	$9,845	$10,539	$10,401
11/30/22	$9,995	$11,032	$10,525
12/31/22	$10,011	$11,064	$10,517
1/31/23	$10,108	$11,381	$10,604
2/28/23	$10,030	$11,124	$10,512
3/31/23	$10,119	$11,371	$10,618
4/30/23	$10,103	$11,345	$10,590
5/31/23	$10,078	$11,247	$10,581
6/30/23	$10,118	$11,359	$10,630
7/31/23	$10,134	$11,404	$10,648
8/31/23	$10,121	$11,240	$10,669
9/30/23	$10,046	$10,911	$10,618
10/31/23	$10,034	$10,818	$10,639
11/30/23	$10,245	$11,504	$10,798
12/31/23	$10,352	$11,772	$10,853
1/31/24	$10,349	$11,712	$10,854
2/29/24	$10,370	$11,727	$10,866
3/31/24	$10,369	$11,726	$10,859
4/30/24	$10,347	$11,581	$10,862
5/31/24	$10,338	$11,547	$10,887
6/30/24	$10,413	$11,724	$10,942
7/31/24	$10,480	$11,831	$11,011
8/31/24	$10,559	$11,924	$11,085
9/30/24	$10,603	$12,042	$11,119
10/31/24	$10,548	$11,867	$11,091
11/30/24	$10,613	$12,072	$11,131
12/31/24	$10,580	$11,896	$11,131
1/31/25	$10,601	$11,955	$11,176
2/28/25	$10,666	$12,074	$11,220
3/31/25	$10,620	$11,869	$11,229
4/30/25	$10,610	$11,774	$11,209
5/31/25	$10,645	$11,781	$11,259
6/30/25	$10,711	$11,855	$11,321
7/31/25	$10,745	$11,831	$11,378
8/31/25	$10,813	$11,934	$11,430
9/30/25	$10,880	$12,210	$11,433
10/31/25	$10,916	$12,361	$11,426
11/30/25	$10,937	$12,390	$11,458
12/31/25	$10,960	$12,401	$11,489
1/31/26	$11,003	$12,517	$11,555
2/28/26	$11,070	$12,673	$11,594
3/31/26	$10,988	$12,379	$11,549

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.47%	1.36%	1.18%
Class A (including sales charge)	1.14%	0.90%	0.95%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PCDAX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4117TSRAR_033126

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,921	$1,007,353	$1,000,994
5/31/16	$1,001,694	$1,010,078	$1,001,496
6/30/16	$1,005,568	$1,026,147	$1,003,283
7/31/16	$1,007,346	$1,026,773	$1,004,923
8/31/16	$1,007,168	$1,028,159	$1,003,484
9/30/16	$1,005,045	$1,023,027	$1,001,222
10/31/16	$1,003,783	$1,012,295	$1,002,216
11/30/16	$993,509	$974,540	$997,171
12/31/16	$994,346	$985,982	$999,221
1/31/17	$999,275	$992,482	$1,003,148
2/28/17	$1,003,401	$999,374	$1,006,130
3/31/17	$1,003,386	$1,001,543	$1,005,805
4/30/17	$1,005,363	$1,008,810	$1,007,317
5/31/17	$1,010,436	$1,024,821	$1,009,318
6/30/17	$1,009,568	$1,021,145	$1,008,110
7/31/17	$1,012,675	$1,029,407	$1,010,608
8/31/17	$1,016,856	$1,037,241	$1,012,635
9/30/17	$1,014,966	$1,031,967	$1,011,297
10/31/17	$1,015,012	$1,034,486	$1,011,363
11/30/17	$1,008,947	$1,028,947	$1,006,069
12/31/17	$1,011,107	$1,039,702	$1,006,829
1/31/18	$1,011,196	$1,027,461	$1,009,885
2/28/18	$1,011,426	$1,024,391	$1,011,727
3/31/18	$1,011,568	$1,028,172	$1,010,938
4/30/18	$1,009,730	$1,024,503	$1,009,952
5/31/18	$1,014,071	$1,036,235	$1,013,572
6/30/18	$1,016,440	$1,037,119	$1,016,704
7/31/18	$1,018,741	$1,039,636	$1,018,758
8/31/18	$1,019,180	$1,042,306	$1,018,661
9/30/18	$1,017,316	$1,035,558	$1,016,245
10/31/18	$1,016,633	$1,029,181	$1,017,057
11/30/18	$1,020,267	$1,040,572	$1,019,842
12/31/18	$1,024,805	$1,053,031	$1,023,364
1/31/19	$1,028,353	$1,060,991	$1,025,896
2/28/19	$1,031,052	$1,066,672	$1,027,557
3/31/19	$1,034,706	$1,083,534	$1,030,320
4/30/19	$1,036,282	$1,087,606	$1,031,147
5/31/19	$1,041,025	$1,102,600	$1,034,775
6/30/19	$1,043,449	$1,106,671	$1,037,551
7/31/19	$1,048,036	$1,115,590	$1,040,506
8/31/19	$1,050,605	$1,133,187	$1,041,931
9/30/19	$1,048,752	$1,124,103	$1,039,650
10/31/19	$1,050,101	$1,126,118	$1,042,633
11/30/19	$1,051,424	$1,128,934	$1,044,369
12/31/19	$1,053,742	$1,132,381	$1,045,459
1/31/20	$1,058,182	$1,152,726	$1,048,562
2/29/20	$1,061,545	$1,167,591	$1,050,255
3/31/20	$1,046,969	$1,125,239	$1,045,626
4/30/20	$1,043,916	$1,111,117	$1,049,263
5/31/20	$1,057,768	$1,146,463	$1,059,587
6/30/20	$1,060,993	$1,155,899	$1,058,694
7/31/20	$1,066,342	$1,175,367	$1,060,491
8/31/20	$1,066,191	$1,169,852	$1,060,583
9/30/20	$1,067,196	$1,170,100	$1,061,084
10/31/20	$1,067,112	$1,166,585	$1,060,258
11/30/20	$1,070,207	$1,184,190	$1,061,223
12/31/20	$1,072,275	$1,191,404	$1,061,578
1/31/21	$1,074,194	$1,198,996	$1,062,906
2/28/21	$1,069,933	$1,179,946	$1,062,482
3/31/21	$1,071,947	$1,187,223	$1,062,837
4/30/21	$1,074,107	$1,197,181	$1,063,426
5/31/21	$1,075,089	$1,200,752	$1,063,890
6/30/21	$1,074,997	$1,204,050	$1,063,548
7/31/21	$1,076,995	$1,214,035	$1,064,844
8/31/21	$1,076,755	$1,209,580	$1,064,588
9/30/21	$1,074,407	$1,200,851	$1,063,219
10/31/21	$1,073,075	$1,197,340	$1,063,122
11/30/21	$1,073,952	$1,207,533	$1,063,358
12/31/21	$1,073,899	$1,209,481	$1,063,111
1/31/22	$1,063,884	$1,176,374	$1,055,654
2/28/22	$1,060,590	$1,172,159	$1,054,454
3/31/22	$1,049,571	$1,134,161	$1,045,849
4/30/22	$1,039,826	$1,102,791	$1,041,985
5/31/22	$1,046,467	$1,119,173	$1,050,107
6/30/22	$1,044,486	$1,100,843	$1,050,331
7/31/22	$1,053,404	$1,129,929	$1,054,975
8/31/22	$1,045,032	$1,105,165	$1,047,946
9/30/22	$1,035,715	$1,062,748	$1,038,488
10/31/22	$1,034,073	$1,053,910	$1,040,145
11/30/22	$1,050,110	$1,103,205	$1,052,525
12/31/22	$1,052,179	$1,106,363	$1,051,746
1/31/23	$1,062,776	$1,138,143	$1,060,394
2/28/23	$1,054,855	$1,112,408	$1,051,208
3/31/23	$1,064,652	$1,137,089	$1,061,762
4/30/23	$1,063,270	$1,134,492	$1,059,015
5/31/23	$1,060,958	$1,124,661	$1,058,080
6/30/23	$1,065,518	$1,135,927	$1,063,045
7/31/23	$1,067,574	$1,140,420	$1,064,772
8/31/23	$1,066,619	$1,124,003	$1,066,853
9/30/23	$1,059,048	$1,091,060	$1,061,816
10/31/23	$1,058,048	$1,081,775	$1,063,891
11/30/23	$1,080,722	$1,150,447	$1,079,812
12/31/23	$1,092,309	$1,177,186	$1,085,283
1/31/24	$1,092,396	$1,171,174	$1,085,428
2/29/24	$1,094,946	$1,172,678	$1,086,615
3/31/24	$1,095,238	$1,172,641	$1,085,929
4/30/24	$1,093,303	$1,158,118	$1,086,162
5/31/24	$1,092,688	$1,154,721	$1,088,661
6/30/24	$1,101,015	$1,172,420	$1,094,236
7/31/24	$1,108,469	$1,183,106	$1,101,062
8/31/24	$1,117,227	$1,192,437	$1,108,459
9/30/24	$1,122,213	$1,204,223	$1,111,944
10/31/24	$1,116,779	$1,186,664	$1,109,091
11/30/24	$1,124,021	$1,207,162	$1,113,120
12/31/24	$1,120,900	$1,189,588	$1,113,113
1/31/25	$1,123,510	$1,195,550	$1,117,582
2/28/25	$1,130,790	$1,207,404	$1,122,008
3/31/25	$1,126,277	$1,186,941	$1,122,871
4/30/25	$1,125,567	$1,177,379	$1,120,858
5/31/25	$1,129,625	$1,178,135	$1,125,929
6/30/25	$1,137,051	$1,185,469	$1,132,062
7/31/25	$1,140,969	$1,183,075	$1,137,787
8/31/25	$1,148,638	$1,193,358	$1,142,969
9/30/25	$1,156,122	$1,220,994	$1,143,266
10/31/25	$1,160,319	$1,236,137	$1,142,646
11/30/25	$1,162,913	$1,238,973	$1,145,849
12/31/25	$1,165,801	$1,240,088	$1,148,891
1/31/26	$1,170,773	$1,251,726	$1,155,510
2/28/26	$1,178,227	$1,267,326	$1,159,418
3/31/26	$1,169,975	$1,237,891	$1,154,944

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.88%	1.77%	1.58%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PCDIX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1888TSRAR_033126

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg California 1 Year Municipal Bond Index (“Index”), as the Fund’s holdings outperformed the broader municipal market.

  An overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Overweight exposure to the electric utility sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,001,837	$1,007,353	$1,000,994
5/31/16	$1,001,527	$1,010,078	$1,001,496
6/30/16	$1,005,317	$1,026,147	$1,003,283
7/31/16	$1,007,010	$1,026,773	$1,004,923
8/31/16	$1,006,747	$1,028,159	$1,003,484
9/30/16	$1,004,535	$1,023,027	$1,001,222
10/31/16	$1,003,193	$1,012,295	$1,002,216
11/30/16	$992,840	$974,540	$997,171
12/31/16	$993,587	$985,982	$999,221
1/31/17	$998,435	$992,482	$1,003,148
2/28/17	$1,002,480	$999,374	$1,006,130
3/31/17	$1,002,375	$1,001,543	$1,005,805
4/30/17	$1,004,273	$1,008,810	$1,007,317
5/31/17	$1,009,255	$1,024,821	$1,009,318
6/30/17	$1,008,300	$1,021,145	$1,008,110
7/31/17	$1,011,324	$1,029,407	$1,010,608
8/31/17	$1,015,413	$1,037,241	$1,012,635
9/30/17	$1,013,439	$1,031,967	$1,011,297
10/31/17	$1,013,402	$1,034,486	$1,011,363
11/30/17	$1,007,264	$1,028,947	$1,006,069
12/31/17	$1,009,331	$1,039,702	$1,006,829
1/31/18	$1,009,338	$1,027,461	$1,009,885
2/28/18	$1,009,489	$1,024,391	$1,011,727
3/31/18	$1,009,542	$1,028,172	$1,010,938
4/30/18	$1,007,628	$1,024,503	$1,009,952
5/31/18	$1,011,875	$1,036,235	$1,013,572
6/30/18	$1,014,151	$1,037,119	$1,016,704
7/31/18	$1,016,363	$1,039,636	$1,018,758
8/31/18	$1,016,706	$1,042,306	$1,018,661
9/30/18	$1,014,772	$1,035,558	$1,016,245
10/31/18	$1,014,006	$1,029,181	$1,017,057
11/30/18	$1,017,539	$1,040,572	$1,019,842
12/31/18	$1,021,983	$1,053,031	$1,023,364
1/31/19	$1,025,439	$1,060,991	$1,025,896
2/28/19	$1,028,051	$1,066,672	$1,027,557
3/31/19	$1,031,608	$1,083,534	$1,030,320
4/30/19	$1,033,094	$1,087,606	$1,031,147
5/31/19	$1,037,729	$1,102,600	$1,034,775
6/30/19	$1,040,066	$1,106,671	$1,037,551
7/31/19	$1,044,549	$1,115,590	$1,040,506
8/31/19	$1,047,015	$1,133,187	$1,041,931
9/30/19	$1,045,088	$1,124,103	$1,039,650
10/31/19	$1,046,344	$1,126,118	$1,042,633
11/30/19	$1,047,574	$1,128,934	$1,044,369
12/31/19	$1,049,795	$1,132,381	$1,045,459
1/31/20	$1,054,126	$1,152,726	$1,048,562
2/29/20	$1,057,395	$1,167,591	$1,050,255
3/31/20	$1,042,791	$1,125,239	$1,045,626
4/30/20	$1,039,665	$1,111,117	$1,049,263
5/31/20	$1,053,372	$1,146,463	$1,059,587
6/30/20	$1,056,496	$1,155,899	$1,058,694
7/31/20	$1,061,727	$1,175,367	$1,060,491
8/31/20	$1,061,493	$1,169,852	$1,060,583
9/30/20	$1,062,406	$1,170,100	$1,061,084
10/31/20	$1,062,229	$1,166,585	$1,060,258
11/30/20	$1,065,226	$1,184,190	$1,061,223
12/31/20	$1,067,186	$1,191,404	$1,061,578
1/31/21	$1,069,014	$1,198,996	$1,062,906
2/28/21	$1,064,691	$1,179,946	$1,062,482
3/31/21	$1,066,606	$1,187,223	$1,062,837
4/30/21	$1,068,661	$1,197,181	$1,063,426
5/31/21	$1,069,553	$1,200,752	$1,063,890
6/30/21	$1,069,374	$1,204,050	$1,063,548
7/31/21	$1,071,267	$1,214,035	$1,064,844
8/31/21	$1,070,940	$1,209,580	$1,064,588
9/30/21	$1,068,514	$1,200,851	$1,063,219
10/31/21	$1,067,098	$1,197,340	$1,063,122
11/30/21	$1,067,883	$1,207,533	$1,063,358
12/31/21	$1,067,734	$1,209,481	$1,063,111
1/31/22	$1,057,699	$1,176,374	$1,055,654
2/28/22	$1,054,346	$1,172,159	$1,054,454
3/31/22	$1,043,305	$1,134,161	$1,045,849
4/30/22	$1,033,530	$1,102,791	$1,041,985
5/31/22	$1,040,046	$1,119,173	$1,050,107
6/30/22	$1,037,992	$1,100,843	$1,050,331
7/31/22	$1,046,764	$1,129,929	$1,054,975
8/31/22	$1,038,358	$1,105,165	$1,047,946
9/30/22	$1,029,009	$1,062,748	$1,038,488
10/31/22	$1,027,294	$1,053,910	$1,040,145
11/30/22	$1,043,143	$1,103,205	$1,052,525
12/31/22	$1,045,104	$1,106,363	$1,051,746
1/31/23	$1,055,546	$1,138,143	$1,060,394
2/28/23	$1,047,599	$1,112,408	$1,051,208
3/31/23	$1,057,234	$1,137,089	$1,061,762
4/30/23	$1,055,781	$1,134,492	$1,059,015
5/31/23	$1,053,396	$1,124,661	$1,058,080
6/30/23	$1,057,831	$1,135,927	$1,063,045
7/31/23	$1,059,789	$1,140,420	$1,064,772
8/31/23	$1,058,751	$1,124,003	$1,066,853
9/30/23	$1,051,161	$1,091,060	$1,061,816
10/31/23	$1,050,080	$1,081,775	$1,063,891
11/30/23	$1,072,497	$1,150,447	$1,079,812
12/31/23	$1,083,901	$1,177,186	$1,085,283
1/31/24	$1,083,899	$1,171,174	$1,085,428
2/29/24	$1,086,342	$1,172,678	$1,086,615
3/31/24	$1,086,540	$1,172,641	$1,085,929
4/30/24	$1,084,532	$1,158,118	$1,086,162
5/31/24	$1,083,823	$1,154,721	$1,088,661
6/30/24	$1,091,999	$1,172,420	$1,094,236
7/31/24	$1,099,300	$1,183,106	$1,101,062
8/31/24	$1,107,884	$1,192,437	$1,108,459
9/30/24	$1,112,743	$1,204,223	$1,111,944
10/31/24	$1,107,261	$1,186,664	$1,109,091
11/30/24	$1,114,348	$1,207,162	$1,113,120
12/31/24	$1,111,159	$1,189,588	$1,113,113
1/31/25	$1,113,648	$1,195,550	$1,117,582
2/28/25	$1,120,780	$1,207,404	$1,122,008
3/31/25	$1,116,218	$1,186,941	$1,122,871
4/30/25	$1,115,423	$1,177,379	$1,120,858
5/31/25	$1,119,345	$1,178,135	$1,125,929
6/30/25	$1,126,614	$1,185,469	$1,132,062
7/31/25	$1,130,400	$1,183,075	$1,137,787
8/31/25	$1,137,900	$1,193,358	$1,142,969
9/30/25	$1,145,222	$1,220,994	$1,143,266
10/31/25	$1,149,276	$1,236,137	$1,142,646
11/30/25	$1,151,758	$1,238,973	$1,145,849
12/31/25	$1,154,516	$1,240,088	$1,148,891
1/31/26	$1,159,342	$1,251,726	$1,155,510
2/28/26	$1,166,635	$1,267,326	$1,159,418
3/31/26	$1,158,368	$1,237,891	$1,154,944

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.78%	1.66%	1.48%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California 1 Year Municipal Bond Index	2.86%	1.68%	1.45%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$232,830
# of Portfolio Holdings	131
Portfolio Turnover Rate	54%
Total Net Advisory Fees Paid During the Reporting Period	$351
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.3%
Local or Guaranteed Housing	9.8%
Electric Power & Light Revenue	7.1%
Sovereign	6.9%
Ad Valorem Property Tax	6.5%
Resource Recovery Revenue	5.9%
Highway Revenue Tolls	5.5%
General Fund	4.6%
College & University Revenue	4.1%
Water Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	6.2%
Affiliated Investments FR_72201W154	9.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PCDPX

PIMCO California Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1929TSRAR_033126

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,891	$10,074	$10,061
5/31/16	$9,974	$10,101	$10,193
6/30/16	$10,201	$10,261	$10,510
7/31/16	$10,221	$10,268	$10,579
8/31/16	$10,275	$10,282	$10,617
9/30/16	$10,251	$10,230	$10,645
10/31/16	$10,091	$10,123	$10,513
11/30/16	$9,589	$9,745	$9,888
12/31/16	$9,690	$9,860	$10,024
1/31/17	$9,755	$9,925	$10,165
2/28/17	$9,900	$9,994	$10,407
3/31/17	$9,991	$10,015	$10,431
4/30/17	$10,114	$10,088	$10,501
5/31/17	$10,274	$10,248	$10,662
6/30/17	$10,278	$10,211	$10,639
7/31/17	$10,334	$10,294	$10,709
8/31/17	$10,471	$10,372	$10,856
9/30/17	$10,436	$10,320	$10,798
10/31/17	$10,423	$10,345	$10,828
11/30/17	$10,446	$10,289	$10,855
12/31/17	$10,609	$10,397	$10,996
1/31/18	$10,550	$10,275	$10,893
2/28/18	$10,527	$10,244	$10,901
3/31/18	$10,587	$10,282	$11,060
4/30/18	$10,609	$10,245	$11,110
5/31/18	$10,773	$10,362	$11,342
6/30/18	$10,809	$10,371	$11,399
7/31/18	$10,877	$10,396	$11,439
8/31/18	$10,914	$10,423	$11,530
9/30/18	$10,860	$10,356	$11,485
10/31/18	$10,714	$10,292	$11,341
11/30/18	$10,727	$10,406	$11,421
12/31/18	$10,815	$10,530	$11,519
1/31/19	$10,873	$10,610	$11,596
2/28/19	$10,982	$10,667	$11,659
3/31/19	$11,226	$10,835	$11,960
4/30/19	$11,311	$10,876	$12,027
5/31/19	$11,498	$11,026	$12,222
6/30/19	$11,530	$11,067	$12,286
7/31/19	$11,612	$11,156	$12,363
8/31/19	$11,883	$11,332	$12,661
9/30/19	$11,838	$11,241	$12,635
10/31/19	$11,821	$11,261	$12,662
11/30/19	$11,855	$11,289	$12,711
12/31/19	$11,904	$11,324	$12,749
1/31/20	$12,152	$11,527	$13,063
2/29/20	$12,448	$11,676	$13,338
3/31/20	$11,487	$11,252	$11,872
4/30/20	$11,147	$11,111	$11,471
5/31/20	$11,521	$11,465	$11,939
6/30/20	$11,882	$11,559	$12,412
7/31/20	$12,141	$11,754	$12,749
8/31/20	$12,126	$11,699	$12,783
9/30/20	$12,103	$11,701	$12,795
10/31/20	$12,080	$11,666	$12,818
11/30/20	$12,378	$11,842	$13,126
12/31/20	$12,605	$11,914	$13,372
1/31/21	$12,796	$11,990	$13,651
2/28/21	$12,610	$11,799	$13,508
3/31/21	$12,701	$11,872	$13,654
4/30/21	$12,873	$11,972	$13,854
5/31/21	$13,004	$12,008	$14,013
6/30/21	$13,164	$12,040	$14,191
7/31/21	$13,313	$12,140	$14,362
8/31/21	$13,261	$12,096	$14,339
9/30/21	$13,157	$12,009	$14,245
10/31/21	$13,094	$11,973	$14,187
11/30/21	$13,270	$12,075	$14,374
12/31/21	$13,260	$12,095	$14,411
1/31/22	$12,922	$11,764	$14,008
2/28/22	$12,817	$11,722	$13,975
3/31/22	$12,359	$11,342	$13,470
4/30/22	$11,946	$11,028	$12,992
5/31/22	$12,105	$11,192	$13,134
6/30/22	$11,716	$11,008	$12,715
7/31/22	$12,126	$11,299	$13,189
8/31/22	$11,848	$11,052	$12,896
9/30/22	$11,198	$10,627	$12,101
10/31/22	$10,960	$10,539	$11,853
11/30/22	$11,559	$11,032	$12,543
12/31/22	$11,503	$11,064	$12,523
1/31/23	$11,924	$11,381	$13,079
2/28/23	$11,628	$11,124	$12,668
3/31/23	$11,802	$11,371	$12,865
4/30/23	$11,900	$11,345	$12,939
5/31/23	$11,844	$11,247	$12,850
6/30/23	$12,007	$11,359	$13,078
7/31/23	$12,020	$11,404	$13,163
8/31/23	$11,907	$11,240	$12,963
9/30/23	$11,548	$10,911	$12,523
10/31/23	$11,316	$10,818	$12,322
11/30/23	$12,108	$11,504	$13,277
12/31/23	$12,494	$11,772	$13,676
1/31/24	$12,539	$11,712	$13,613
2/29/24	$12,614	$11,727	$13,720
3/31/24	$12,660	$11,726	$13,883
4/30/24	$12,498	$11,581	$13,797
5/31/24	$12,576	$11,547	$13,902
6/30/24	$12,814	$11,724	$14,242
7/31/24	$12,964	$11,831	$14,398
8/31/24	$13,059	$11,924	$14,568
9/30/24	$13,239	$12,042	$14,699
10/31/24	$13,056	$11,867	$14,475
11/30/24	$13,269	$12,072	$14,786
12/31/24	$13,022	$11,896	$14,540
1/31/25	$13,098	$11,955	$14,650
2/28/25	$13,279	$12,074	$14,833
3/31/25	$13,041	$11,869	$14,659
4/30/25	$12,914	$11,774	$14,398
5/31/25	$12,837	$11,781	$14,408
6/30/25	$12,896	$11,855	$14,492
7/31/25	$12,769	$11,831	$14,274
8/31/25	$12,896	$11,934	$14,350
9/30/25	$13,304	$12,210	$14,728
10/31/25	$13,435	$12,361	$14,876
11/30/25	$13,466	$12,390	$14,934
12/31/25	$13,436	$12,401	$14,898
1/31/26	$13,517	$12,517	$15,043
2/28/26	$13,757	$12,673	$15,295
3/31/26	$13,482	$12,379	$15,004

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.38%	1.20%	3.27%
Class A (including sales charge)	1.06%	0.74%	3.03%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PYMAX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4025TSRAR_033126

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,112	$10,074	$10,061
5/31/16	$10,191	$10,101	$10,193
6/30/16	$10,417	$10,261	$10,510
7/31/16	$10,430	$10,268	$10,579
8/31/16	$10,479	$10,282	$10,617
9/30/16	$10,447	$10,230	$10,645
10/31/16	$10,278	$10,123	$10,513
11/30/16	$9,761	$9,745	$9,888
12/31/16	$9,857	$9,860	$10,024
1/31/17	$9,917	$9,925	$10,165
2/28/17	$10,059	$9,994	$10,407
3/31/17	$10,145	$10,015	$10,431
4/30/17	$10,263	$10,088	$10,501
5/31/17	$10,419	$10,248	$10,662
6/30/17	$10,416	$10,211	$10,639
7/31/17	$10,467	$10,294	$10,709
8/31/17	$10,599	$10,372	$10,856
9/30/17	$10,557	$10,320	$10,798
10/31/17	$10,537	$10,345	$10,828
11/30/17	$10,554	$10,289	$10,855
12/31/17	$10,712	$10,397	$10,996
1/31/18	$10,645	$10,275	$10,893
2/28/18	$10,616	$10,244	$10,901
3/31/18	$10,669	$10,282	$11,060
4/30/18	$10,685	$10,245	$11,110
5/31/18	$10,843	$10,362	$11,342
6/30/18	$10,873	$10,371	$11,399
7/31/18	$10,935	$10,396	$11,439
8/31/18	$10,965	$10,423	$11,530
9/30/18	$10,905	$10,356	$11,485
10/31/18	$10,751	$10,292	$11,341
11/30/18	$10,756	$10,406	$11,421
12/31/18	$10,838	$10,530	$11,519
1/31/19	$10,890	$10,610	$11,596
2/28/19	$10,992	$10,667	$11,659
3/31/19	$11,229	$10,835	$11,960
4/30/19	$11,307	$10,876	$12,027
5/31/19	$11,487	$11,026	$12,222
6/30/19	$11,512	$11,067	$12,286
7/31/19	$11,587	$11,156	$12,363
8/31/19	$11,849	$11,332	$12,661
9/30/19	$11,798	$11,241	$12,635
10/31/19	$11,773	$11,261	$12,662
11/30/19	$11,799	$11,289	$12,711
12/31/19	$11,842	$11,324	$12,749
1/31/20	$12,080	$11,527	$13,063
2/29/20	$12,367	$11,676	$13,338
3/31/20	$11,405	$11,252	$11,872
4/30/20	$11,061	$11,111	$11,471
5/31/20	$11,425	$11,465	$11,939
6/30/20	$11,775	$11,559	$12,412
7/31/20	$12,024	$11,754	$12,749
8/31/20	$12,002	$11,699	$12,783
9/30/20	$11,972	$11,701	$12,795
10/31/20	$11,942	$11,666	$12,818
11/30/20	$12,229	$11,842	$13,126
12/31/20	$12,445	$11,914	$13,372
1/31/21	$12,626	$11,990	$13,651
2/28/21	$12,435	$11,799	$13,508
3/31/21	$12,516	$11,872	$13,654
4/30/21	$12,678	$11,972	$13,854
5/31/21	$12,799	$12,008	$14,013
6/30/21	$12,949	$12,040	$14,191
7/31/21	$13,086	$12,140	$14,362
8/31/21	$13,027	$12,096	$14,339
9/30/21	$12,918	$12,009	$14,245
10/31/21	$12,847	$11,973	$14,187
11/30/21	$13,012	$12,075	$14,374
12/31/21	$12,993	$12,095	$14,411
1/31/22	$12,654	$11,764	$14,008
2/28/22	$12,544	$11,722	$13,975
3/31/22	$12,089	$11,342	$13,470
4/30/22	$11,677	$11,028	$12,992
5/31/22	$11,825	$11,192	$13,134
6/30/22	$11,439	$11,008	$12,715
7/31/22	$11,831	$11,299	$13,189
8/31/22	$11,552	$11,052	$12,896
9/30/22	$10,912	$10,627	$12,101
10/31/22	$10,672	$10,539	$11,853
11/30/22	$11,249	$11,032	$12,543
12/31/22	$11,188	$11,064	$12,523
1/31/23	$11,590	$11,381	$13,079
2/28/23	$11,295	$11,124	$12,668
3/31/23	$11,457	$11,371	$12,865
4/30/23	$11,545	$11,345	$12,939
5/31/23	$11,484	$11,247	$12,850
6/30/23	$11,634	$11,359	$13,078
7/31/23	$11,640	$11,404	$13,163
8/31/23	$11,523	$11,240	$12,963
9/30/23	$11,168	$10,911	$12,523
10/31/23	$10,938	$10,818	$12,322
11/30/23	$11,696	$11,504	$13,277
12/31/23	$12,061	$11,772	$13,676
1/31/24	$12,096	$11,712	$13,613
2/29/24	$12,162	$11,727	$13,720
3/31/24	$12,199	$11,726	$13,883
4/30/24	$12,035	$11,581	$13,797
5/31/24	$12,102	$11,547	$13,902
6/30/24	$12,324	$11,724	$14,242
7/31/24	$12,461	$11,831	$14,398
8/31/24	$12,543	$11,924	$14,568
9/30/24	$12,709	$12,042	$14,699
10/31/24	$12,525	$11,867	$14,475
11/30/24	$12,721	$12,072	$14,786
12/31/24	$12,477	$11,896	$14,540
1/31/25	$12,541	$11,955	$14,650
2/28/25	$12,707	$12,074	$14,833
3/31/25	$12,472	$11,869	$14,659
4/30/25	$12,343	$11,774	$14,398
5/31/25	$12,261	$11,781	$14,408
6/30/25	$12,310	$11,855	$14,492
7/31/25	$12,182	$11,831	$14,274
8/31/25	$12,294	$11,934	$14,350
9/30/25	$12,676	$12,210	$14,728
10/31/25	$12,792	$12,361	$14,876
11/30/25	$12,814	$12,390	$14,934
12/31/25	$12,777	$12,401	$14,898
1/31/26	$12,846	$12,517	$15,043
2/28/26	$13,067	$12,673	$15,295
3/31/26	$12,798	$12,379	$15,004

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.61%	0.45%	2.50%
Class C (including sales charge)	1.62%	0.45%	2.50%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PYMCX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4225TSRAR_033126

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,119	$1,007,353	$1,006,114
5/31/16	$1,020,855	$1,010,078	$1,019,346
6/30/16	$1,044,403	$1,026,147	$1,051,031
7/31/16	$1,046,668	$1,026,773	$1,057,899
8/31/16	$1,052,459	$1,028,159	$1,061,724
9/30/16	$1,050,268	$1,023,027	$1,064,538
10/31/16	$1,034,139	$1,012,295	$1,051,329
11/30/16	$982,925	$974,540	$988,762
12/31/16	$993,516	$985,982	$1,002,422
1/31/17	$1,000,466	$992,482	$1,016,487
2/28/17	$1,015,518	$999,374	$1,040,724
3/31/17	$1,025,183	$1,001,543	$1,043,081
4/30/17	$1,037,988	$1,008,810	$1,050,149
5/31/17	$1,054,715	$1,024,821	$1,066,222
6/30/17	$1,055,379	$1,021,145	$1,063,880
7/31/17	$1,061,417	$1,029,407	$1,070,854
8/31/17	$1,075,725	$1,037,241	$1,085,616
9/30/17	$1,072,408	$1,031,967	$1,079,797
10/31/17	$1,071,308	$1,034,486	$1,082,765
11/30/17	$1,073,935	$1,028,947	$1,085,494
12/31/17	$1,091,028	$1,039,702	$1,099,589
1/31/18	$1,085,159	$1,027,461	$1,089,292
2/28/18	$1,083,044	$1,024,391	$1,090,059
3/31/18	$1,089,518	$1,028,172	$1,106,021
4/30/18	$1,092,029	$1,024,503	$1,110,969
5/31/18	$1,109,203	$1,036,235	$1,134,194
6/30/18	$1,113,175	$1,037,119	$1,139,863
7/31/18	$1,120,532	$1,039,636	$1,143,872
8/31/18	$1,124,647	$1,042,306	$1,153,036
9/30/18	$1,119,362	$1,035,558	$1,148,475
10/31/18	$1,104,540	$1,029,181	$1,134,108
11/30/18	$1,106,132	$1,040,572	$1,142,063
12/31/18	$1,115,494	$1,053,031	$1,151,894
1/31/19	$1,121,807	$1,060,991	$1,159,611
2/28/19	$1,133,254	$1,066,672	$1,165,893
3/31/19	$1,158,709	$1,083,534	$1,195,998
4/30/19	$1,167,776	$1,087,606	$1,202,747
5/31/19	$1,187,391	$1,102,600	$1,222,241
6/30/19	$1,191,016	$1,106,671	$1,228,635
7/31/19	$1,199,775	$1,115,590	$1,236,342
8/31/19	$1,228,077	$1,133,187	$1,266,093
9/30/19	$1,223,748	$1,124,103	$1,263,502
10/31/19	$1,222,274	$1,126,118	$1,266,213
11/30/19	$1,226,092	$1,128,934	$1,271,104
12/31/19	$1,231,558	$1,132,381	$1,274,884
1/31/20	$1,257,481	$1,152,726	$1,306,302
2/29/20	$1,288,367	$1,167,591	$1,333,832
3/31/20	$1,189,209	$1,125,239	$1,187,159
4/30/20	$1,154,346	$1,111,117	$1,147,100
5/31/20	$1,193,348	$1,146,463	$1,193,926
6/30/20	$1,231,019	$1,155,899	$1,241,193
7/31/20	$1,258,178	$1,175,367	$1,274,926
8/31/20	$1,257,002	$1,169,852	$1,278,275
9/30/20	$1,254,933	$1,170,100	$1,279,547
10/31/20	$1,252,870	$1,166,585	$1,281,818
11/30/20	$1,284,049	$1,184,190	$1,312,615
12/31/20	$1,307,999	$1,191,404	$1,337,209
1/31/21	$1,328,074	$1,198,996	$1,365,113
2/28/21	$1,309,094	$1,179,946	$1,350,813
3/31/21	$1,318,848	$1,187,223	$1,365,430
4/30/21	$1,337,055	$1,197,181	$1,385,431
5/31/21	$1,350,957	$1,200,752	$1,401,335
6/30/21	$1,367,984	$1,204,050	$1,419,127
7/31/21	$1,383,773	$1,214,035	$1,436,153
8/31/21	$1,378,724	$1,209,580	$1,433,902
9/30/21	$1,368,287	$1,200,851	$1,424,549
10/31/21	$1,362,038	$1,197,340	$1,418,727
11/30/21	$1,380,675	$1,207,533	$1,437,370
12/31/21	$1,380,013	$1,209,481	$1,441,080
1/31/22	$1,345,159	$1,176,374	$1,400,760
2/28/22	$1,334,528	$1,172,159	$1,397,505
3/31/22	$1,287,265	$1,134,161	$1,347,007
4/30/22	$1,244,549	$1,102,791	$1,299,162
5/31/22	$1,261,374	$1,119,173	$1,313,441
6/30/22	$1,221,211	$1,100,843	$1,271,492
7/31/22	$1,264,192	$1,129,929	$1,318,943
8/31/22	$1,235,513	$1,105,165	$1,289,598
9/30/22	$1,168,124	$1,062,748	$1,210,140
10/31/22	$1,143,482	$1,053,910	$1,185,319
11/30/22	$1,206,307	$1,103,205	$1,254,331
12/31/22	$1,200,844	$1,106,363	$1,252,275
1/31/23	$1,245,038	$1,138,143	$1,307,883
2/28/23	$1,214,402	$1,112,408	$1,266,828
3/31/23	$1,232,964	$1,137,089	$1,286,514
4/30/23	$1,243,451	$1,134,492	$1,293,924
5/31/23	$1,237,934	$1,124,661	$1,284,978
6/30/23	$1,255,267	$1,135,927	$1,307,780
7/31/23	$1,256,918	$1,140,420	$1,316,305
8/31/23	$1,245,431	$1,124,003	$1,296,343
9/30/23	$1,208,197	$1,091,060	$1,252,271
10/31/23	$1,184,254	$1,081,775	$1,232,212
11/30/23	$1,267,428	$1,150,447	$1,327,727
12/31/23	$1,308,134	$1,177,186	$1,367,605
1/31/24	$1,313,121	$1,171,174	$1,361,258
2/29/24	$1,321,345	$1,172,678	$1,371,954
3/31/24	$1,326,537	$1,172,641	$1,388,252
4/30/24	$1,309,819	$1,158,118	$1,379,728
5/31/24	$1,318,416	$1,154,721	$1,390,196
6/30/24	$1,343,595	$1,172,420	$1,424,199
7/31/24	$1,359,731	$1,183,106	$1,439,826
8/31/24	$1,370,002	$1,192,437	$1,456,796
9/30/24	$1,389,257	$1,204,223	$1,469,900
10/31/24	$1,370,395	$1,186,664	$1,447,504
11/30/24	$1,393,106	$1,207,162	$1,478,618
12/31/24	$1,367,514	$1,189,588	$1,454,009
1/31/25	$1,375,806	$1,195,550	$1,465,030
2/28/25	$1,395,151	$1,207,404	$1,483,318
3/31/25	$1,370,469	$1,186,941	$1,465,879
4/30/25	$1,357,524	$1,177,379	$1,439,765
5/31/25	$1,349,695	$1,178,135	$1,440,783
6/30/25	$1,356,283	$1,185,469	$1,449,224
7/31/25	$1,343,293	$1,183,075	$1,427,382
8/31/25	$1,356,929	$1,193,358	$1,434,998
9/30/25	$1,400,251	$1,220,994	$1,472,835
10/31/25	$1,414,443	$1,236,137	$1,487,591
11/30/25	$1,417,950	$1,238,973	$1,493,389
12/31/25	$1,415,209	$1,240,088	$1,489,751
1/31/26	$1,424,122	$1,251,726	$1,504,302
2/28/26	$1,449,750	$1,267,326	$1,529,456
3/31/26	$1,421,087	$1,237,891	$1,500,388

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.69%	1.50%	3.58%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PHMIX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1886TSRAR_033126

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.65%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,012,037	$1,007,353	$1,006,114
5/31/16	$1,020,688	$1,010,078	$1,019,346
6/30/16	$1,044,145	$1,026,147	$1,051,031
7/31/16	$1,046,321	$1,026,773	$1,057,899
8/31/16	$1,052,025	$1,028,159	$1,061,724
9/30/16	$1,049,743	$1,023,027	$1,064,538
10/31/16	$1,033,540	$1,012,295	$1,051,329
11/30/16	$982,301	$974,540	$988,762
12/31/16	$992,796	$985,982	$1,002,422
1/31/17	$999,660	$992,482	$1,016,487
2/28/17	$1,014,621	$999,374	$1,040,724
3/31/17	$1,024,185	$1,001,543	$1,043,081
4/30/17	$1,036,896	$1,008,810	$1,050,149
5/31/17	$1,053,517	$1,024,821	$1,066,222
6/30/17	$1,054,082	$1,021,145	$1,063,880
7/31/17	$1,060,029	$1,029,407	$1,070,854
8/31/17	$1,074,228	$1,037,241	$1,085,616
9/30/17	$1,070,825	$1,031,967	$1,079,797
10/31/17	$1,069,640	$1,034,486	$1,082,765
11/30/17	$1,072,174	$1,028,947	$1,085,494
12/31/17	$1,089,145	$1,039,702	$1,099,589
1/31/18	$1,083,198	$1,027,461	$1,089,292
2/28/18	$1,081,004	$1,024,391	$1,090,059
3/31/18	$1,087,370	$1,028,172	$1,106,021
4/30/18	$1,089,789	$1,024,503	$1,110,969
5/31/18	$1,106,835	$1,036,235	$1,134,194
6/30/18	$1,110,706	$1,037,119	$1,139,863
7/31/18	$1,117,954	$1,039,636	$1,143,872
8/31/18	$1,121,956	$1,042,306	$1,153,036
9/30/18	$1,116,601	$1,035,558	$1,148,475
10/31/18	$1,101,721	$1,029,181	$1,134,108
11/30/18	$1,103,209	$1,040,572	$1,142,063
12/31/18	$1,112,455	$1,053,031	$1,151,894
1/31/19	$1,118,659	$1,060,991	$1,159,611
2/28/19	$1,129,988	$1,066,672	$1,165,893
3/31/19	$1,155,273	$1,083,534	$1,195,998
4/30/19	$1,164,222	$1,087,606	$1,202,747
5/31/19	$1,183,673	$1,102,600	$1,222,241
6/30/19	$1,187,196	$1,106,671	$1,228,635
7/31/19	$1,195,827	$1,115,590	$1,236,342
8/31/19	$1,223,927	$1,133,187	$1,266,093
9/30/19	$1,219,520	$1,124,103	$1,263,502
10/31/19	$1,217,949	$1,126,118	$1,266,213
11/30/19	$1,221,651	$1,128,934	$1,271,104
12/31/19	$1,226,995	$1,132,381	$1,274,884
1/31/20	$1,252,715	$1,152,726	$1,306,302
2/29/20	$1,283,388	$1,167,591	$1,333,832
3/31/20	$1,184,513	$1,125,239	$1,187,159
4/30/20	$1,149,693	$1,111,117	$1,147,100
5/31/20	$1,188,439	$1,146,463	$1,193,926
6/30/20	$1,225,855	$1,155,899	$1,241,193
7/31/20	$1,252,786	$1,175,367	$1,274,926
8/31/20	$1,251,517	$1,169,852	$1,278,275
9/30/20	$1,249,354	$1,170,100	$1,279,547
10/31/20	$1,247,190	$1,166,585	$1,281,818
11/30/20	$1,278,127	$1,184,190	$1,312,615
12/31/20	$1,301,845	$1,191,404	$1,337,209
1/31/21	$1,321,723	$1,198,996	$1,365,113
2/28/21	$1,302,735	$1,179,946	$1,350,813
3/31/21	$1,312,331	$1,187,223	$1,365,430
4/30/21	$1,330,331	$1,197,181	$1,385,431
5/31/21	$1,344,057	$1,200,752	$1,401,335
6/30/21	$1,360,886	$1,204,050	$1,419,127
7/31/21	$1,376,475	$1,214,035	$1,436,153
8/31/21	$1,371,340	$1,209,580	$1,433,902
9/30/21	$1,360,847	$1,200,851	$1,424,549
10/31/21	$1,354,513	$1,197,340	$1,418,727
11/30/21	$1,372,936	$1,207,533	$1,437,370
12/31/21	$1,372,153	$1,209,481	$1,441,080
1/31/22	$1,337,391	$1,176,374	$1,400,760
2/28/22	$1,326,717	$1,172,159	$1,397,505
3/31/22	$1,279,621	$1,134,161	$1,347,007
4/30/22	$1,237,051	$1,102,791	$1,299,162
5/31/22	$1,253,673	$1,119,173	$1,313,441
6/30/22	$1,213,654	$1,100,843	$1,271,492
7/31/22	$1,256,266	$1,129,929	$1,318,943
8/31/22	$1,227,661	$1,105,165	$1,289,598
9/30/22	$1,160,599	$1,062,748	$1,210,140
10/31/22	$1,136,019	$1,053,910	$1,185,319
11/30/22	$1,198,328	$1,103,205	$1,254,331
12/31/22	$1,192,793	$1,106,363	$1,252,275
1/31/23	$1,236,593	$1,138,143	$1,307,883
2/28/23	$1,206,072	$1,112,408	$1,266,828
3/31/23	$1,224,399	$1,137,089	$1,286,514
4/30/23	$1,234,718	$1,134,492	$1,293,924
5/31/23	$1,229,139	$1,124,661	$1,284,978
6/30/23	$1,246,240	$1,135,927	$1,307,780
7/31/23	$1,247,781	$1,140,420	$1,316,305
8/31/23	$1,236,275	$1,124,003	$1,296,343
9/30/23	$1,199,212	$1,091,060	$1,252,271
10/31/23	$1,175,351	$1,081,775	$1,232,212
11/30/23	$1,257,800	$1,150,447	$1,327,727
12/31/23	$1,298,086	$1,177,186	$1,367,605
1/31/24	$1,302,929	$1,171,174	$1,361,258
2/29/24	$1,310,986	$1,172,678	$1,371,954
3/31/24	$1,316,028	$1,172,641	$1,388,252
4/30/24	$1,299,335	$1,158,118	$1,379,728
5/31/24	$1,307,745	$1,154,721	$1,390,196
6/30/24	$1,332,619	$1,172,420	$1,424,199
7/31/24	$1,348,509	$1,183,106	$1,439,826
8/31/24	$1,358,573	$1,192,437	$1,456,796
9/30/24	$1,377,563	$1,204,223	$1,469,900
10/31/24	$1,358,744	$1,186,664	$1,447,504
11/30/24	$1,381,139	$1,207,162	$1,478,618
12/31/24	$1,355,652	$1,189,588	$1,454,009
1/31/25	$1,363,754	$1,195,550	$1,465,030
2/28/25	$1,382,825	$1,207,404	$1,483,318
3/31/25	$1,358,252	$1,186,941	$1,465,879
4/30/25	$1,345,313	$1,177,379	$1,439,765
5/31/25	$1,337,438	$1,178,135	$1,440,783
6/30/25	$1,343,860	$1,185,469	$1,449,224
7/31/25	$1,330,876	$1,183,075	$1,427,382
8/31/25	$1,344,267	$1,193,358	$1,434,998
9/30/25	$1,387,077	$1,220,994	$1,472,835
10/31/25	$1,401,010	$1,236,137	$1,487,591
11/30/25	$1,404,376	$1,238,973	$1,493,389
12/31/25	$1,401,540	$1,240,088	$1,489,751
1/31/26	$1,410,247	$1,251,726	$1,504,302
2/28/26	$1,435,516	$1,267,326	$1,529,456
3/31/26	$1,407,019	$1,237,891	$1,500,388

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.59%	1.40%	3.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PYMPX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1919TSRAR_033126

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.70%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector contributed to relative performance versus the Bloomberg High Yield Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader high yield municipal market.

  Overweight exposure to the electric utility sector contributed to relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  A tactical allocation to taxable municipals contributed to relative performance versus the Index, as select taxable municipal holdings outperformed the broader high yield municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

  Underweight exposure to the special tax sector detracted from relative performance versus the Index, as the sector outperformed the broader high yield municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,011,996	$1,007,353	$1,006,114
5/31/16	$1,020,601	$1,010,078	$1,019,346
6/30/16	$1,044,016	$1,026,147	$1,051,031
7/31/16	$1,046,148	$1,026,773	$1,057,899
8/31/16	$1,051,803	$1,028,159	$1,061,724
9/30/16	$1,049,485	$1,023,027	$1,064,538
10/31/16	$1,033,236	$1,012,295	$1,051,329
11/30/16	$981,942	$974,540	$988,762
12/31/16	$992,398	$985,982	$1,002,422
1/31/17	$999,213	$992,482	$1,016,487
2/28/17	$1,014,131	$999,374	$1,040,724
3/31/17	$1,023,653	$1,001,543	$1,043,081
4/30/17	$1,036,312	$1,008,810	$1,050,149
5/31/17	$1,052,880	$1,024,821	$1,066,222
6/30/17	$1,053,412	$1,021,145	$1,063,880
7/31/17	$1,059,305	$1,029,407	$1,070,854
8/31/17	$1,073,449	$1,037,241	$1,085,616
9/30/17	$1,070,006	$1,031,967	$1,079,797
10/31/17	$1,068,772	$1,034,486	$1,082,765
11/30/17	$1,071,261	$1,028,947	$1,085,494
12/31/17	$1,088,174	$1,039,702	$1,099,589
1/31/18	$1,082,182	$1,027,461	$1,089,292
2/28/18	$1,079,948	$1,024,391	$1,090,059
3/31/18	$1,086,266	$1,028,172	$1,106,021
4/30/18	$1,088,636	$1,024,503	$1,110,969
5/31/18	$1,105,617	$1,036,235	$1,134,194
6/30/18	$1,109,440	$1,037,119	$1,139,863
7/31/18	$1,116,631	$1,039,636	$1,143,872
8/31/18	$1,120,590	$1,042,306	$1,153,036
9/30/18	$1,115,186	$1,035,558	$1,148,475
10/31/18	$1,100,279	$1,029,181	$1,134,108
11/30/18	$1,101,730	$1,040,572	$1,142,063
12/31/18	$1,110,913	$1,053,031	$1,151,894
1/31/19	$1,117,059	$1,060,991	$1,159,611
2/28/19	$1,128,328	$1,066,672	$1,165,893
3/31/19	$1,153,528	$1,083,534	$1,195,998
4/30/19	$1,162,412	$1,087,606	$1,202,747
5/31/19	$1,181,788	$1,102,600	$1,222,241
6/30/19	$1,185,250	$1,106,671	$1,228,635
7/31/19	$1,193,815	$1,115,590	$1,236,342
8/31/19	$1,221,822	$1,133,187	$1,266,093
9/30/19	$1,217,366	$1,124,103	$1,263,502
10/31/19	$1,215,744	$1,126,118	$1,266,213
11/30/19	$1,219,393	$1,128,934	$1,271,104
12/31/19	$1,224,673	$1,132,381	$1,274,884
1/31/20	$1,250,295	$1,152,726	$1,306,302
2/29/20	$1,280,855	$1,167,591	$1,333,832
3/31/20	$1,182,123	$1,125,239	$1,187,159
4/30/20	$1,147,324	$1,111,117	$1,147,100
5/31/20	$1,185,941	$1,146,463	$1,193,926
6/30/20	$1,223,229	$1,155,899	$1,241,193
7/31/20	$1,250,059	$1,175,367	$1,274,926
8/31/20	$1,248,732	$1,169,852	$1,278,275
9/30/20	$1,246,523	$1,170,100	$1,279,547
10/31/20	$1,244,317	$1,166,585	$1,281,818
11/30/20	$1,275,128	$1,184,190	$1,312,615
12/31/20	$1,298,748	$1,191,404	$1,337,209
1/31/21	$1,318,514	$1,198,996	$1,365,113
2/28/21	$1,299,520	$1,179,946	$1,350,813
3/31/21	$1,309,036	$1,187,223	$1,365,430
4/30/21	$1,326,944	$1,197,181	$1,385,431
5/31/21	$1,340,572	$1,200,752	$1,401,335
6/30/21	$1,357,301	$1,204,050	$1,419,127
7/31/21	$1,372,799	$1,214,035	$1,436,153
8/31/21	$1,367,647	$1,209,580	$1,433,902
9/30/21	$1,357,129	$1,200,851	$1,424,549
10/31/21	$1,350,761	$1,197,340	$1,418,727
11/30/21	$1,369,084	$1,207,533	$1,437,370
12/31/21	$1,368,242	$1,209,481	$1,441,080
1/31/22	$1,333,541	$1,176,374	$1,400,760
2/28/22	$1,322,854	$1,172,159	$1,397,505
3/31/22	$1,275,839	$1,134,161	$1,347,007
4/30/22	$1,233,351	$1,102,791	$1,299,162
5/31/22	$1,249,882	$1,119,173	$1,313,441
6/30/22	$1,209,938	$1,100,843	$1,271,492
7/31/22	$1,252,366	$1,129,929	$1,318,943
8/31/22	$1,223,796	$1,105,165	$1,289,598
9/30/22	$1,156,894	$1,062,748	$1,210,140
10/31/22	$1,132,351	$1,053,910	$1,185,319
11/30/22	$1,194,422	$1,103,205	$1,254,331
12/31/22	$1,188,856	$1,106,363	$1,252,275
1/31/23	$1,232,469	$1,138,143	$1,307,883
2/28/23	$1,202,000	$1,112,408	$1,266,828
3/31/23	$1,220,209	$1,137,089	$1,286,514
4/30/23	$1,230,445	$1,134,492	$1,293,924
5/31/23	$1,224,837	$1,124,661	$1,284,978
6/30/23	$1,241,825	$1,135,927	$1,307,780
7/31/23	$1,243,311	$1,140,420	$1,316,305
8/31/23	$1,231,793	$1,124,003	$1,296,343
9/30/23	$1,194,813	$1,091,060	$1,252,271
10/31/23	$1,170,993	$1,081,775	$1,232,212
11/30/23	$1,253,083	$1,150,447	$1,327,727
12/31/23	$1,293,155	$1,177,186	$1,367,605
1/31/24	$1,297,938	$1,171,174	$1,361,258
2/29/24	$1,305,913	$1,172,678	$1,371,954
3/31/24	$1,310,879	$1,172,641	$1,388,252
4/30/24	$1,294,198	$1,158,118	$1,379,728
5/31/24	$1,302,515	$1,154,721	$1,390,196
6/30/24	$1,327,239	$1,172,420	$1,424,199
7/31/24	$1,343,008	$1,183,106	$1,439,826
8/31/24	$1,352,984	$1,192,437	$1,456,796
9/30/24	$1,371,843	$1,204,223	$1,469,900
10/31/24	$1,353,044	$1,186,664	$1,447,504
11/30/24	$1,375,294	$1,207,162	$1,478,618
12/31/24	$1,349,859	$1,189,588	$1,454,009
1/31/25	$1,357,867	$1,195,550	$1,465,030
2/28/25	$1,376,804	$1,207,404	$1,483,318
3/31/25	$1,352,284	$1,186,941	$1,465,879
4/30/25	$1,339,347	$1,177,379	$1,439,765
5/31/25	$1,331,449	$1,178,135	$1,440,783
6/30/25	$1,337,789	$1,185,469	$1,449,224
7/31/25	$1,324,808	$1,183,075	$1,427,382
8/31/25	$1,338,081	$1,193,358	$1,434,998
9/30/25	$1,380,622	$1,220,994	$1,472,835
10/31/25	$1,394,429	$1,236,137	$1,487,591
11/30/25	$1,397,726	$1,238,973	$1,493,389
12/31/25	$1,394,843	$1,240,088	$1,489,751
1/31/26	$1,403,449	$1,251,726	$1,504,302
2/28/26	$1,428,542	$1,267,326	$1,529,456
3/31/26	$1,400,127	$1,237,891	$1,500,388

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.54%	1.35%	3.42%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg High Yield Municipal Bond Index	2.35%	1.90%	4.14%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,038,179
# of Portfolio Holdings	974
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$17,126
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.2%
Health, Hospital & Nursing Home Revenue	10.2%
Ad Valorem Property Tax	6.8%
Loan Participations and Assignments	6.4%
Tobacco Settlement Funded	6.1%
Industrial Revenue	5.3%
Sales Tax Revenue	5.1%
Port, Airport & Marina Revenue	4.2%
Special Assessment	4.1%
Natural Gas Revenue	4.0%
Electric Power & Light Revenue	4.0%
Other Investments	25.3%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments FR_72201W154	7.5%
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PYMNX

PIMCO High Yield Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2232TSRAR_033126

Class A: PMLAX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index
3/31/16	$9,775	$10,000
4/30/16	$9,870	$10,074
5/31/16	$9,913	$10,101
6/30/16	$10,087	$10,261
7/31/16	$10,102	$10,268
8/31/16	$10,127	$10,282
9/30/16	$10,102	$10,230
10/31/16	$9,994	$10,123
11/30/16	$9,547	$9,745
12/31/16	$9,622	$9,860
1/31/17	$9,706	$9,925
2/28/17	$9,771	$9,994
3/31/17	$9,798	$10,015
4/30/17	$9,895	$10,088
5/31/17	$10,034	$10,248
6/30/17	$10,033	$10,211
7/31/17	$10,099	$10,294
8/31/17	$10,208	$10,372
9/30/17	$10,195	$10,320
10/31/17	$10,211	$10,345
11/30/17	$10,187	$10,289
12/31/17	$10,308	$10,397
1/31/18	$10,231	$10,275
2/28/18	$10,187	$10,244
3/31/18	$10,237	$10,282
4/30/18	$10,222	$10,245
5/31/18	$10,368	$10,362
6/30/18	$10,378	$10,371
7/31/18	$10,417	$10,396
8/31/18	$10,429	$10,423
9/30/18	$10,370	$10,356
10/31/18	$10,272	$10,292
11/30/18	$10,325	$10,406
12/31/18	$10,418	$10,530
1/31/19	$10,479	$10,610
2/28/19	$10,541	$10,667
3/31/19	$10,733	$10,835
4/30/19	$10,805	$10,876
5/31/19	$10,943	$11,026
6/30/19	$10,969	$11,067
7/31/19	$11,039	$11,156
8/31/19	$11,243	$11,332
9/30/19	$11,179	$11,241
10/31/19	$11,182	$11,261
11/30/19	$11,208	$11,289
12/31/19	$11,255	$11,324
1/31/20	$11,447	$11,527
2/29/20	$11,615	$11,676
3/31/20	$11,124	$11,252
4/30/20	$10,922	$11,111
5/31/20	$11,245	$11,465
6/30/20	$11,446	$11,559
7/31/20	$11,646	$11,754
8/31/20	$11,585	$11,699
9/30/20	$11,560	$11,701
10/31/20	$11,523	$11,666
11/30/20	$11,758	$11,842
12/31/20	$11,880	$11,914
1/31/21	$11,987	$11,990
2/28/21	$11,778	$11,799
3/31/21	$11,842	$11,872
4/30/21	$11,975	$11,972
5/31/21	$12,049	$12,008
6/30/21	$12,111	$12,040
7/31/21	$12,207	$12,140
8/31/21	$12,143	$12,096
9/30/21	$12,034	$12,009
10/31/21	$12,005	$11,973
11/30/21	$12,127	$12,075
12/31/21	$12,145	$12,095
1/31/22	$11,837	$11,764
2/28/22	$11,740	$11,722
3/31/22	$11,341	$11,342
4/30/22	$10,993	$11,028
5/31/22	$11,085	$11,192
6/30/22	$10,852	$11,008
7/31/22	$11,134	$11,299
8/31/22	$10,913	$11,052
9/30/22	$10,483	$10,627
10/31/22	$10,333	$10,539
11/30/22	$10,835	$11,032
12/31/22	$10,820	$11,064
1/31/23	$11,146	$11,381
2/28/23	$10,904	$11,124
3/31/23	$11,093	$11,371
4/30/23	$11,146	$11,345
5/31/23	$11,094	$11,247
6/30/23	$11,201	$11,359
7/31/23	$11,243	$11,404
8/31/23	$11,132	$11,240
9/30/23	$10,851	$10,911
10/31/23	$10,678	$10,818
11/30/23	$11,386	$11,504
12/31/23	$11,693	$11,772
1/31/24	$11,703	$11,712
2/29/24	$11,740	$11,727
3/31/24	$11,765	$11,726
4/30/24	$11,640	$11,581
5/31/24	$11,693	$11,547
6/30/24	$11,852	$11,724
7/31/24	$11,939	$11,831
8/31/24	$12,029	$11,924
9/30/24	$12,152	$12,042
10/31/24	$12,000	$11,867
11/30/24	$12,189	$12,072
12/31/24	$11,995	$11,896
1/31/25	$12,042	$11,955
2/28/25	$12,192	$12,074
3/31/25	$11,980	$11,869
4/30/25	$11,913	$11,774
5/31/25	$11,847	$11,781
6/30/25	$11,948	$11,855
7/31/25	$11,869	$11,831
8/31/25	$11,987	$11,934
9/30/25	$12,312	$12,210
10/31/25	$12,458	$12,361
11/30/25	$12,480	$12,390
12/31/25	$12,480	$12,401
1/31/26	$12,572	$12,517
2/28/26	$12,756	$12,673
3/31/26	$12,500	$12,379

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.34%	1.09%	2.49%
Class A (including sales charge)	1.99%	0.63%	2.26%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMLAX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4012TSRAR_033126

Class C: PMLCX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.25%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index
3/31/16	$10,000	$10,000
4/30/16	$10,092	$10,074
5/31/16	$10,133	$10,101
6/30/16	$10,307	$10,261
7/31/16	$10,318	$10,268
8/31/16	$10,339	$10,282
9/30/16	$10,309	$10,230
10/31/16	$10,194	$10,123
11/30/16	$9,734	$9,745
12/31/16	$9,807	$9,860
1/31/17	$9,888	$9,925
2/28/17	$9,951	$9,994
3/31/17	$9,974	$10,015
4/30/17	$10,068	$10,088
5/31/17	$10,206	$10,248
6/30/17	$10,200	$10,211
7/31/17	$10,263	$10,294
8/31/17	$10,369	$10,372
9/30/17	$10,351	$10,320
10/31/17	$10,363	$10,345
11/30/17	$10,335	$10,289
12/31/17	$10,454	$10,397
1/31/18	$10,371	$10,275
2/28/18	$10,322	$10,244
3/31/18	$10,368	$10,282
4/30/18	$10,349	$10,245
5/31/18	$10,492	$10,362
6/30/18	$10,498	$10,371
7/31/18	$10,534	$10,396
8/31/18	$10,540	$10,423
9/30/18	$10,477	$10,356
10/31/18	$10,373	$10,292
11/30/18	$10,423	$10,406
12/31/18	$10,512	$10,530
1/31/19	$10,569	$10,610
2/28/19	$10,628	$10,667
3/31/19	$10,816	$10,835
4/30/19	$10,885	$10,876
5/31/19	$11,019	$11,026
6/30/19	$11,041	$11,067
7/31/19	$11,107	$11,156
8/31/19	$11,307	$11,332
9/30/19	$11,238	$11,241
10/31/19	$11,237	$11,261
11/30/19	$11,258	$11,289
12/31/19	$11,301	$11,324
1/31/20	$11,488	$11,527
2/29/20	$11,653	$11,676
3/31/20	$11,155	$11,252
4/30/20	$10,948	$11,111
5/31/20	$11,267	$11,465
6/30/20	$11,464	$11,559
7/31/20	$11,659	$11,754
8/31/20	$11,593	$11,699
9/30/20	$11,563	$11,701
10/31/20	$11,522	$11,666
11/30/20	$11,752	$11,842
12/31/20	$11,868	$11,914
1/31/21	$11,970	$11,990
2/28/21	$11,757	$11,799
3/31/21	$11,816	$11,872
4/30/21	$11,944	$11,972
5/31/21	$12,012	$12,008
6/30/21	$12,069	$12,040
7/31/21	$12,160	$12,140
8/31/21	$12,091	$12,096
9/30/21	$11,978	$12,009
10/31/21	$11,944	$11,973
11/30/21	$12,060	$12,075
12/31/21	$12,073	$12,095
1/31/22	$11,761	$11,764
2/28/22	$11,660	$11,722
3/31/22	$11,260	$11,342
4/30/22	$10,909	$11,028
5/31/22	$10,996	$11,192
6/30/22	$10,761	$11,008
7/31/22	$11,035	$11,299
8/31/22	$10,812	$11,052
9/30/22	$10,382	$10,627
10/31/22	$10,229	$10,539
11/30/22	$10,721	$11,032
12/31/22	$10,702	$11,064
1/31/23	$11,020	$11,381
2/28/23	$10,777	$11,124
3/31/23	$10,959	$11,371
4/30/23	$11,007	$11,345
5/31/23	$10,950	$11,247
6/30/23	$11,051	$11,359
7/31/23	$11,089	$11,404
8/31/23	$10,974	$11,240
9/30/23	$10,693	$10,911
10/31/23	$10,518	$10,818
11/30/23	$11,211	$11,504
12/31/23	$11,507	$11,772
1/31/24	$11,513	$11,712
2/29/24	$11,544	$11,727
3/31/24	$11,564	$11,726
4/30/24	$11,437	$11,581
5/31/24	$11,483	$11,547
6/30/24	$11,636	$11,724
7/31/24	$11,716	$11,831
8/31/24	$11,799	$11,924
9/30/24	$11,915	$12,042
10/31/24	$11,761	$11,867
11/30/24	$11,941	$12,072
12/31/24	$11,746	$11,896
1/31/25	$11,787	$11,955
2/28/25	$11,929	$12,074
3/31/25	$11,717	$11,869
4/30/25	$11,647	$11,774
5/31/25	$11,577	$11,781
6/30/25	$11,671	$11,855
7/31/25	$11,589	$11,831
8/31/25	$11,699	$11,934
9/30/25	$12,012	$12,210
10/31/25	$12,149	$12,361
11/30/25	$12,166	$12,390
12/31/25	$12,161	$12,401
1/31/26	$12,245	$12,517
2/28/26	$12,420	$12,673
3/31/26	$12,165	$12,379

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.82%	0.58%	1.98%
Class C (including sales charge)	2.82%	0.58%	1.98%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMLCX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4212TSRAR_033126

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.44%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,934	$1,007,353
5/31/16	$1,014,689	$1,010,078
6/30/16	$1,032,729	$1,026,147
7/31/16	$1,034,560	$1,026,773
8/31/16	$1,037,369	$1,028,159
9/30/16	$1,035,101	$1,023,027
10/31/16	$1,024,257	$1,012,295
11/30/16	$978,679	$974,540
12/31/16	$986,703	$985,982
1/31/17	$995,542	$992,482
2/28/17	$1,002,465	$999,374
3/31/17	$1,005,519	$1,001,543
4/30/17	$1,015,667	$1,008,810
5/31/17	$1,030,228	$1,024,821
6/30/17	$1,030,360	$1,021,145
7/31/17	$1,037,460	$1,029,407
8/31/17	$1,048,910	$1,037,241
9/30/17	$1,047,786	$1,031,967
10/31/17	$1,049,696	$1,034,486
11/30/17	$1,047,499	$1,028,947
12/31/17	$1,060,310	$1,039,702
1/31/18	$1,052,631	$1,027,461
2/28/18	$1,048,296	$1,024,391
3/31/18	$1,053,781	$1,028,172
4/30/18	$1,052,521	$1,024,503
5/31/18	$1,067,772	$1,036,235
6/30/18	$1,069,087	$1,037,119
7/31/18	$1,073,428	$1,039,636
8/31/18	$1,074,903	$1,042,306
9/30/18	$1,069,132	$1,035,558
10/31/18	$1,059,274	$1,029,181
11/30/18	$1,065,056	$1,040,572
12/31/18	$1,074,925	$1,053,031
1/31/19	$1,081,485	$1,060,991
2/28/19	$1,088,117	$1,066,672
3/31/19	$1,108,188	$1,083,534
4/30/19	$1,115,932	$1,087,606
5/31/19	$1,130,529	$1,102,600
6/30/19	$1,133,476	$1,106,671
7/31/19	$1,141,035	$1,115,590
8/31/19	$1,162,374	$1,133,187
9/30/19	$1,156,049	$1,124,103
10/31/19	$1,156,667	$1,126,118
11/30/19	$1,159,682	$1,128,934
12/31/19	$1,164,846	$1,132,381
1/31/20	$1,185,005	$1,152,726
2/29/20	$1,202,708	$1,167,591
3/31/20	$1,152,137	$1,125,239
4/30/20	$1,131,524	$1,111,117
5/31/20	$1,165,297	$1,146,463
6/30/20	$1,186,369	$1,155,899
7/31/20	$1,207,489	$1,175,367
8/31/20	$1,201,451	$1,169,852
9/30/20	$1,199,137	$1,170,100
10/31/20	$1,195,677	$1,166,585
11/30/20	$1,220,295	$1,184,190
12/31/20	$1,233,343	$1,191,404
1/31/21	$1,244,712	$1,198,996
2/28/21	$1,223,358	$1,179,946
3/31/21	$1,230,269	$1,187,223
4/30/21	$1,244,494	$1,197,181
5/31/21	$1,252,428	$1,200,752
6/30/21	$1,259,182	$1,204,050
7/31/21	$1,269,596	$1,214,035
8/31/21	$1,263,254	$1,209,580
9/30/21	$1,252,241	$1,200,851
10/31/21	$1,249,553	$1,197,340
11/30/21	$1,262,498	$1,207,533
12/31/21	$1,264,790	$1,209,481
1/31/22	$1,232,960	$1,176,374
2/28/22	$1,223,132	$1,172,159
3/31/22	$1,181,953	$1,134,161
4/30/22	$1,145,947	$1,102,791
5/31/22	$1,155,862	$1,119,173
6/30/22	$1,131,849	$1,100,843
7/31/22	$1,161,505	$1,129,929
8/31/22	$1,138,798	$1,105,165
9/30/22	$1,094,257	$1,062,748
10/31/22	$1,078,844	$1,053,910
11/30/22	$1,131,496	$1,103,205
12/31/22	$1,130,306	$1,106,363
1/31/23	$1,164,653	$1,138,143
2/28/23	$1,139,643	$1,112,408
3/31/23	$1,159,727	$1,137,089
4/30/23	$1,165,540	$1,134,492
5/31/23	$1,160,357	$1,124,661
6/30/23	$1,171,850	$1,135,927
7/31/23	$1,176,596	$1,140,420
8/31/23	$1,165,250	$1,124,003
9/30/23	$1,136,192	$1,091,060
10/31/23	$1,118,344	$1,081,775
11/30/23	$1,192,779	$1,150,447
12/31/23	$1,225,203	$1,177,186
1/31/24	$1,226,615	$1,171,174
2/29/24	$1,230,749	$1,172,678
3/31/24	$1,233,686	$1,172,641
4/30/24	$1,220,984	$1,158,118
5/31/24	$1,226,797	$1,154,721
6/30/24	$1,243,822	$1,172,420
7/31/24	$1,253,275	$1,183,106
8/31/24	$1,263,066	$1,192,437
9/30/24	$1,276,333	$1,204,223
10/31/24	$1,260,613	$1,186,664
11/30/24	$1,280,802	$1,207,162
12/31/24	$1,260,791	$1,189,588
1/31/25	$1,266,123	$1,195,550
2/28/25	$1,282,133	$1,207,404
3/31/25	$1,260,190	$1,186,941
4/30/25	$1,253,421	$1,177,379
5/31/25	$1,246,802	$1,178,135
6/30/25	$1,257,745	$1,185,469
7/31/25	$1,249,754	$1,183,075
8/31/25	$1,262,541	$1,193,358
9/30/25	$1,297,100	$1,220,994
10/31/25	$1,312,815	$1,236,137
11/30/25	$1,315,530	$1,238,973
12/31/25	$1,315,884	$1,240,088
1/31/26	$1,325,853	$1,251,726
2/28/26	$1,345,635	$1,267,326
3/31/26	$1,318,932	$1,237,891

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.66%	1.40%	2.81%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFMIX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0040TSRAR_033126

I-2: PMUPX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$55	0.54%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,849	$1,007,353
5/31/16	$1,014,521	$1,010,078
6/30/16	$1,032,475	$1,026,147
7/31/16	$1,034,218	$1,026,773
8/31/16	$1,036,938	$1,028,159
9/30/16	$1,034,580	$1,023,027
10/31/16	$1,023,660	$1,012,295
11/30/16	$978,002	$974,540
12/31/16	$985,931	$985,982
1/31/17	$994,685	$992,482
2/28/17	$1,001,526	$999,374
3/31/17	$1,004,487	$1,001,543
4/30/17	$1,014,547	$1,008,810
5/31/17	$1,029,006	$1,024,821
6/30/17	$1,029,047	$1,021,145
7/31/17	$1,036,056	$1,029,407
8/31/17	$1,047,402	$1,037,241
9/30/17	$1,046,191	$1,031,967
10/31/17	$1,048,012	$1,034,486
11/30/17	$1,045,733	$1,028,947
12/31/17	$1,058,430	$1,039,702
1/31/18	$1,050,678	$1,027,461
2/28/18	$1,046,270	$1,024,391
3/31/18	$1,051,652	$1,028,172
4/30/18	$1,050,311	$1,024,503
5/31/18	$1,065,439	$1,036,235
6/30/18	$1,066,661	$1,037,119
7/31/18	$1,070,905	$1,039,636
8/31/18	$1,072,277	$1,042,306
9/30/18	$1,066,441	$1,035,558
10/31/18	$1,056,518	$1,029,181
11/30/18	$1,062,194	$1,040,572
12/31/18	$1,071,946	$1,053,031
1/31/19	$1,078,398	$1,060,991
2/28/19	$1,084,930	$1,066,672
3/31/19	$1,104,849	$1,083,534
4/30/19	$1,112,480	$1,087,606
5/31/19	$1,126,934	$1,102,600
6/30/19	$1,129,787	$1,106,671
7/31/19	$1,137,226	$1,115,590
8/31/19	$1,158,390	$1,133,187
9/30/19	$1,151,999	$1,124,103
10/31/19	$1,152,517	$1,126,118
11/30/19	$1,155,424	$1,128,934
12/31/19	$1,160,471	$1,132,381
1/31/20	$1,180,452	$1,152,726
2/29/20	$1,197,997	$1,167,591
3/31/20	$1,147,529	$1,125,239
4/30/20	$1,126,909	$1,111,117
5/31/20	$1,160,448	$1,146,463
6/30/20	$1,181,335	$1,155,899
7/31/20	$1,202,258	$1,175,367
8/31/20	$1,196,153	$1,169,852
9/30/20	$1,193,751	$1,170,100
10/31/20	$1,190,202	$1,166,585
11/30/20	$1,214,612	$1,184,190
12/31/20	$1,227,485	$1,191,404
1/31/21	$1,238,707	$1,198,996
2/28/21	$1,217,360	$1,179,946
3/31/21	$1,224,133	$1,187,223
4/30/21	$1,238,177	$1,197,181
5/31/21	$1,245,970	$1,200,752
6/30/21	$1,252,587	$1,204,050
7/31/21	$1,262,836	$1,214,035
8/31/21	$1,256,425	$1,209,580
9/30/21	$1,245,368	$1,200,851
10/31/21	$1,242,591	$1,197,340
11/30/21	$1,255,362	$1,207,533
12/31/21	$1,257,527	$1,209,481
1/31/22	$1,225,781	$1,176,374
2/28/22	$1,215,916	$1,172,159
3/31/22	$1,174,878	$1,134,161
4/30/22	$1,138,987	$1,102,791
5/31/22	$1,148,753	$1,119,173
6/30/22	$1,124,794	$1,100,843
7/31/22	$1,154,171	$1,129,929
8/31/22	$1,131,511	$1,105,165
9/30/22	$1,087,156	$1,062,748
10/31/22	$1,071,758	$1,053,910
11/30/22	$1,123,972	$1,103,205
12/31/22	$1,122,689	$1,106,363
1/31/23	$1,156,715	$1,138,143
2/28/23	$1,131,788	$1,112,408
3/31/23	$1,151,630	$1,137,089
4/30/23	$1,157,315	$1,134,492
5/31/23	$1,152,071	$1,124,661
6/30/23	$1,163,380	$1,135,927
7/31/23	$1,168,000	$1,140,420
8/31/23	$1,156,638	$1,124,003
9/30/23	$1,127,697	$1,091,060
10/31/23	$1,109,891	$1,081,775
11/30/23	$1,183,669	$1,150,447
12/31/23	$1,215,740	$1,177,186
1/31/24	$1,217,043	$1,171,174
2/29/24	$1,221,047	$1,172,678
3/31/24	$1,223,857	$1,172,641
4/30/24	$1,211,156	$1,158,118
5/31/24	$1,216,814	$1,154,721
6/30/24	$1,233,607	$1,172,420
7/31/24	$1,242,878	$1,183,106
8/31/24	$1,252,474	$1,192,437
9/30/24	$1,265,534	$1,204,223
10/31/24	$1,249,839	$1,186,664
11/30/24	$1,269,751	$1,207,162
12/31/24	$1,249,805	$1,189,588
1/31/25	$1,254,981	$1,195,550
2/28/25	$1,270,754	$1,207,404
3/31/25	$1,248,908	$1,186,941
4/30/25	$1,242,094	$1,177,379
5/31/25	$1,235,427	$1,178,135
6/30/25	$1,246,173	$1,185,469
7/31/25	$1,238,149	$1,183,075
8/31/25	$1,250,708	$1,193,358
9/30/25	$1,284,839	$1,220,994
10/31/25	$1,300,289	$1,236,137
11/30/25	$1,302,879	$1,238,973
12/31/25	$1,303,116	$1,240,088
1/31/26	$1,312,876	$1,251,726
2/28/26	$1,332,364	$1,267,326
3/31/26	$1,305,817	$1,237,891

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.56%	1.30%	2.70%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMUPX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1916TSRAR_033126

I-3: PMUNX

PIMCO Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$60	0.59%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Municipal Bond Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,009,811	$1,007,353
5/31/16	$1,014,436	$1,010,078
6/30/16	$1,032,346	$1,026,147
7/31/16	$1,034,045	$1,026,773
8/31/16	$1,036,721	$1,028,159
9/30/16	$1,034,328	$1,023,027
10/31/16	$1,023,361	$1,012,295
11/30/16	$977,700	$974,540
12/31/16	$985,592	$985,982
1/31/17	$994,295	$992,482
2/28/17	$1,001,095	$999,374
3/31/17	$1,004,017	$1,001,543
4/30/17	$1,014,025	$1,008,810
5/31/17	$1,028,433	$1,024,821
6/30/17	$1,028,438	$1,021,145
7/31/17	$1,035,394	$1,029,407
8/31/17	$1,046,688	$1,037,241
9/30/17	$1,045,437	$1,031,967
10/31/17	$1,047,210	$1,034,486
11/30/17	$1,044,889	$1,028,947
12/31/17	$1,057,534	$1,039,702
1/31/18	$1,049,741	$1,027,461
2/28/18	$1,045,298	$1,024,391
3/31/18	$1,050,633	$1,028,172
4/30/18	$1,049,248	$1,024,503
5/31/18	$1,064,318	$1,036,235
6/30/18	$1,065,497	$1,037,119
7/31/18	$1,069,688	$1,039,636
8/31/18	$1,071,022	$1,042,306
9/30/18	$1,065,140	$1,035,558
10/31/18	$1,055,184	$1,029,181
11/30/18	$1,060,814	$1,040,572
12/31/18	$1,070,508	$1,053,031
1/31/19	$1,076,905	$1,060,991
2/28/19	$1,083,384	$1,066,672
3/31/19	$1,103,229	$1,083,534
4/30/19	$1,110,802	$1,087,606
5/31/19	$1,125,190	$1,102,600
6/30/19	$1,127,985	$1,106,671
7/31/19	$1,135,363	$1,115,590
8/31/19	$1,156,449	$1,133,187
9/30/19	$1,150,016	$1,124,103
10/31/19	$1,150,483	$1,126,118
11/30/19	$1,153,341	$1,128,934
12/31/19	$1,158,329	$1,132,381
1/31/20	$1,178,227	$1,152,726
2/29/20	$1,195,689	$1,167,591
3/31/20	$1,145,267	$1,125,239
4/30/20	$1,124,639	$1,111,117
5/31/20	$1,158,061	$1,146,463
6/30/20	$1,178,858	$1,155,899
7/31/20	$1,199,693	$1,175,367
8/31/20	$1,193,542	$1,169,852
9/30/20	$1,191,096	$1,170,100
10/31/20	$1,187,509	$1,166,585
11/30/20	$1,211,811	$1,184,190
12/31/20	$1,224,613	$1,191,404
1/31/21	$1,235,746	$1,198,996
2/28/21	$1,214,404	$1,179,946
3/31/21	$1,221,109	$1,187,223
4/30/21	$1,235,076	$1,197,181
5/31/21	$1,242,792	$1,200,752
6/30/21	$1,249,341	$1,204,050
7/31/21	$1,259,518	$1,214,035
8/31/21	$1,253,044	$1,209,580
9/30/21	$1,241,962	$1,200,851
10/31/21	$1,239,110	$1,197,340
11/30/21	$1,251,783	$1,207,533
12/31/21	$1,253,873	$1,209,481
1/31/22	$1,222,153	$1,176,374
2/28/22	$1,212,283	$1,172,159
3/31/22	$1,171,317	$1,134,161
4/30/22	$1,135,489	$1,102,791
5/31/22	$1,145,183	$1,119,173
6/30/22	$1,121,245	$1,100,843
7/31/22	$1,150,479	$1,129,929
8/31/22	$1,127,846	$1,105,165
9/30/22	$1,083,599	$1,062,748
10/31/22	$1,068,209	$1,053,910
11/30/22	$1,120,211	$1,103,205
12/31/22	$1,118,880	$1,106,363
1/31/23	$1,152,744	$1,138,143
2/28/23	$1,127,858	$1,112,408
3/31/23	$1,147,581	$1,137,089
4/30/23	$1,153,203	$1,134,492
5/31/23	$1,147,931	$1,124,661
6/30/23	$1,159,152	$1,135,927
7/31/23	$1,163,711	$1,140,420
8/31/23	$1,152,342	$1,124,003
9/30/23	$1,123,464	$1,091,060
10/31/23	$1,105,680	$1,081,775
11/30/23	$1,179,142	$1,150,447
12/31/23	$1,211,039	$1,177,186
1/31/24	$1,212,251	$1,171,174
2/29/24	$1,216,194	$1,172,678
3/31/24	$1,218,941	$1,172,641
4/30/24	$1,206,242	$1,158,118
5/31/24	$1,211,824	$1,154,721
6/30/24	$1,228,503	$1,172,420
7/31/24	$1,237,682	$1,183,106
8/31/24	$1,247,183	$1,192,437
9/30/24	$1,260,139	$1,204,223
10/31/24	$1,244,460	$1,186,664
11/30/24	$1,264,225	$1,207,162
12/31/24	$1,244,313	$1,189,588
1/31/25	$1,249,414	$1,195,550
2/28/25	$1,265,067	$1,207,404
3/31/25	$1,243,269	$1,186,941
4/30/25	$1,236,436	$1,177,379
5/31/25	$1,229,747	$1,178,135
6/30/25	$1,240,396	$1,185,469
7/31/25	$1,232,357	$1,183,075
8/31/25	$1,244,802	$1,193,358
9/30/25	$1,278,725	$1,220,994
10/31/25	$1,294,046	$1,236,137
11/30/25	$1,296,574	$1,238,973
12/31/25	$1,296,753	$1,240,088
1/31/26	$1,306,412	$1,251,726
2/28/26	$1,325,753	$1,267,326
3/31/26	$1,299,284	$1,237,891

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.51%	1.25%	2.65%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$4,839,521
# of Portfolio Holdings	740
Portfolio Turnover Rate	56%
Total Net Advisory Fees Paid During the Reporting Period	$8,612
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	12.8%
Local or Guaranteed Housing	10.6%
Port, Airport & Marina Revenue	7.0%
Sovereign	6.9%
Ad Valorem Property Tax	6.1%
Income Tax Revenue	5.7%
Natural Gas Revenue	4.5%
Industrial Revenue	4.1%
Electric Power & Light Revenue	4.0%
Sales Tax Revenue	4.0%
Water Revenue	2.8%
Other Investments	21.8%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	8.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PMUNX

PIMCO Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2233TSRAR_033126

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$9,779	$10,000	$10,000
4/30/16	$9,858	$10,074	$10,060
5/31/16	$9,854	$10,101	$10,065
6/30/16	$10,017	$10,261	$10,190
7/31/16	$10,014	$10,268	$10,203
8/31/16	$10,038	$10,282	$10,207
9/30/16	$10,007	$10,230	$10,170
10/31/16	$9,910	$10,123	$10,087
11/30/16	$9,526	$9,745	$9,762
12/31/16	$9,590	$9,860	$9,857
1/31/17	$9,653	$9,925	$9,927
2/28/17	$9,699	$9,994	$9,993
3/31/17	$9,726	$10,015	$10,010
4/30/17	$9,808	$10,088	$10,081
5/31/17	$9,928	$10,248	$10,213
6/30/17	$9,909	$10,211	$10,174
7/31/17	$9,982	$10,294	$10,249
8/31/17	$10,075	$10,372	$10,316
9/30/17	$10,038	$10,320	$10,269
10/31/17	$10,056	$10,345	$10,283
11/30/17	$10,007	$10,289	$10,200
12/31/17	$10,064	$10,397	$10,284
1/31/18	$9,987	$10,275	$10,194
2/28/18	$9,950	$10,244	$10,168
3/31/18	$9,960	$10,282	$10,191
4/30/18	$9,940	$10,245	$10,163
5/31/18	$10,016	$10,362	$10,259
6/30/18	$10,027	$10,371	$10,277
7/31/18	$10,055	$10,396	$10,310
8/31/18	$10,077	$10,423	$10,328
9/30/18	$10,018	$10,356	$10,270
10/31/18	$9,960	$10,292	$10,228
11/30/18	$10,050	$10,406	$10,332
12/31/18	$10,137	$10,530	$10,447
1/31/19	$10,234	$10,610	$10,535
2/28/19	$10,294	$10,667	$10,586
3/31/19	$10,411	$10,835	$10,709
4/30/19	$10,451	$10,876	$10,731
5/31/19	$10,579	$11,026	$10,861
6/30/19	$10,617	$11,067	$10,906
7/31/19	$10,694	$11,156	$10,992
8/31/19	$10,822	$11,332	$11,120
9/30/19	$10,739	$11,241	$11,030
10/31/19	$10,746	$11,261	$11,058
11/30/19	$10,764	$11,289	$11,084
12/31/19	$10,801	$11,324	$11,119
1/31/20	$10,957	$11,527	$11,290
2/29/20	$11,063	$11,676	$11,396
3/31/20	$10,618	$11,252	$11,064
4/30/20	$10,515	$11,111	$10,985
5/31/20	$10,812	$11,465	$11,297
6/30/20	$10,939	$11,559	$11,362
7/31/20	$11,097	$11,754	$11,521
8/31/20	$11,081	$11,699	$11,483
9/30/20	$11,066	$11,701	$11,492
10/31/20	$11,041	$11,666	$11,463
11/30/20	$11,178	$11,842	$11,590
12/31/20	$11,255	$11,914	$11,645
1/31/21	$11,318	$11,990	$11,701
2/28/21	$11,161	$11,799	$11,553
3/31/21	$11,204	$11,872	$11,608
4/30/21	$11,290	$11,972	$11,680
5/31/21	$11,313	$12,008	$11,697
6/30/21	$11,337	$12,040	$11,712
7/31/21	$11,412	$12,140	$11,798
8/31/21	$11,374	$12,096	$11,773
9/30/21	$11,285	$12,009	$11,701
10/31/21	$11,257	$11,973	$11,667
11/30/21	$11,312	$12,075	$11,729
12/31/21	$11,322	$12,095	$11,746
1/31/22	$11,056	$11,764	$11,459
2/28/22	$10,998	$11,722	$11,423
3/31/22	$10,712	$11,342	$11,119
4/30/22	$10,478	$11,028	$10,886
5/31/22	$10,596	$11,192	$11,040
6/30/22	$10,478	$11,008	$10,947
7/31/22	$10,713	$11,299	$11,191
8/31/22	$10,533	$11,052	$10,998
9/30/22	$10,271	$10,627	$10,664
10/31/22	$10,187	$10,539	$10,624
11/30/22	$10,586	$11,032	$10,995
12/31/22	$10,602	$11,064	$11,047
1/31/23	$10,876	$11,381	$11,296
2/28/23	$10,681	$11,124	$11,083
3/31/23	$10,867	$11,371	$11,298
4/30/23	$10,870	$11,345	$11,267
5/31/23	$10,802	$11,247	$11,167
6/30/23	$10,874	$11,359	$11,252
7/31/23	$10,911	$11,404	$11,296
8/31/23	$10,832	$11,240	$11,182
9/30/23	$10,594	$10,911	$10,931
10/31/23	$10,493	$10,818	$10,886
11/30/23	$11,030	$11,504	$11,412
12/31/23	$11,299	$11,772	$11,628
1/31/24	$11,297	$11,712	$11,583
2/29/24	$11,339	$11,727	$11,595
3/31/24	$11,361	$11,726	$11,594
4/30/24	$11,252	$11,581	$11,475
5/31/24	$11,243	$11,547	$11,407
6/30/24	$11,384	$11,724	$11,554
7/31/24	$11,471	$11,831	$11,657
8/31/24	$11,550	$11,924	$11,760
9/30/24	$11,658	$12,042	$11,856
10/31/24	$11,489	$11,867	$11,706
11/30/24	$11,643	$12,072	$11,849
12/31/24	$11,505	$11,896	$11,730
1/31/25	$11,569	$11,955	$11,811
2/28/25	$11,700	$12,074	$11,926
3/31/25	$11,537	$11,869	$11,776
4/30/25	$11,501	$11,774	$11,703
5/31/25	$11,510	$11,781	$11,769
6/30/25	$11,609	$11,855	$11,859
7/31/25	$11,595	$11,831	$11,888
8/31/25	$11,697	$11,934	$11,988
9/30/25	$11,911	$12,210	$12,166
10/31/25	$12,015	$12,361	$12,271
11/30/25	$12,045	$12,390	$12,304
12/31/25	$12,055	$12,401	$12,338
1/31/26	$12,168	$12,517	$12,469
2/28/26	$12,305	$12,673	$12,595
3/31/26	$12,057	$12,379	$12,304

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.51%	1.48%	2.12%
Class A (including sales charge)	2.11%	1.02%	1.89%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PMNTX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6041TSRAR_033126

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.30%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,077	$10,074	$10,060
5/31/16	$10,068	$10,101	$10,065
6/30/16	$10,231	$10,261	$10,190
7/31/16	$10,223	$10,268	$10,203
8/31/16	$10,243	$10,282	$10,207
9/30/16	$10,208	$10,230	$10,170
10/31/16	$10,104	$10,123	$10,087
11/30/16	$9,709	$9,745	$9,762
12/31/16	$9,769	$9,860	$9,857
1/31/17	$9,829	$9,925	$9,927
2/28/17	$9,873	$9,994	$9,993
3/31/17	$9,896	$10,015	$10,010
4/30/17	$9,975	$10,088	$10,081
5/31/17	$10,093	$10,248	$10,213
6/30/17	$10,069	$10,211	$10,174
7/31/17	$10,140	$10,294	$10,249
8/31/17	$10,230	$10,372	$10,316
9/30/17	$10,188	$10,320	$10,269
10/31/17	$10,202	$10,345	$10,283
11/30/17	$10,148	$10,289	$10,200
12/31/17	$10,202	$10,397	$10,284
1/31/18	$10,119	$10,275	$10,194
2/28/18	$10,078	$10,244	$10,168
3/31/18	$10,083	$10,282	$10,191
4/30/18	$10,059	$10,245	$10,163
5/31/18	$10,132	$10,362	$10,259
6/30/18	$10,139	$10,371	$10,277
7/31/18	$10,163	$10,396	$10,310
8/31/18	$10,181	$10,423	$10,328
9/30/18	$10,117	$10,356	$10,270
10/31/18	$10,054	$10,292	$10,228
11/30/18	$10,140	$10,406	$10,332
12/31/18	$10,224	$10,530	$10,447
1/31/19	$10,318	$10,610	$10,535
2/28/19	$10,374	$10,667	$10,586
3/31/19	$10,488	$10,835	$10,709
4/30/19	$10,524	$10,876	$10,731
5/31/19	$10,648	$11,026	$10,861
6/30/19	$10,682	$11,067	$10,906
7/31/19	$10,755	$11,156	$10,992
8/31/19	$10,879	$11,332	$11,120
9/30/19	$10,792	$11,241	$11,030
10/31/19	$10,794	$11,261	$11,058
11/30/19	$10,808	$11,289	$11,084
12/31/19	$10,840	$11,324	$11,119
1/31/20	$10,992	$11,527	$11,290
2/29/20	$11,094	$11,676	$11,396
3/31/20	$10,644	$11,252	$11,064
4/30/20	$10,536	$11,111	$10,985
5/31/20	$10,828	$11,465	$11,297
6/30/20	$10,951	$11,559	$11,362
7/31/20	$11,104	$11,754	$11,521
8/31/20	$11,084	$11,699	$11,483
9/30/20	$11,065	$11,701	$11,492
10/31/20	$11,035	$11,666	$11,463
11/30/20	$11,167	$11,842	$11,590
12/31/20	$11,239	$11,914	$11,645
1/31/21	$11,298	$11,990	$11,701
2/28/21	$11,136	$11,799	$11,553
3/31/21	$11,175	$11,872	$11,608
4/30/21	$11,256	$11,972	$11,680
5/31/21	$11,274	$12,008	$11,697
6/30/21	$11,294	$12,040	$11,712
7/31/21	$11,363	$12,140	$11,798
8/31/21	$11,320	$12,096	$11,773
9/30/21	$11,228	$12,009	$11,701
10/31/21	$11,195	$11,973	$11,667
11/30/21	$11,245	$12,075	$11,729
12/31/21	$11,249	$12,095	$11,746
1/31/22	$10,980	$11,764	$11,459
2/28/22	$10,919	$11,722	$11,423
3/31/22	$10,630	$11,342	$11,119
4/30/22	$10,394	$11,028	$10,886
5/31/22	$10,507	$11,192	$11,040
6/30/22	$10,385	$11,008	$10,947
7/31/22	$10,614	$11,299	$11,191
8/31/22	$10,431	$11,052	$10,998
9/30/22	$10,167	$10,627	$10,664
10/31/22	$10,079	$10,539	$10,624
11/30/22	$10,470	$11,032	$10,995
12/31/22	$10,481	$11,064	$11,047
1/31/23	$10,748	$11,381	$11,296
2/28/23	$10,551	$11,124	$11,083
3/31/23	$10,730	$11,371	$11,298
4/30/23	$10,729	$11,345	$11,267
5/31/23	$10,657	$11,247	$11,167
6/30/23	$10,724	$11,359	$11,252
7/31/23	$10,756	$11,404	$11,296
8/31/23	$10,674	$11,240	$11,182
9/30/23	$10,435	$10,911	$10,931
10/31/23	$10,331	$10,818	$10,886
11/30/23	$10,856	$11,504	$11,412
12/31/23	$11,116	$11,772	$11,628
1/31/24	$11,109	$11,712	$11,583
2/29/24	$11,146	$11,727	$11,595
3/31/24	$11,163	$11,726	$11,594
4/30/24	$11,051	$11,581	$11,475
5/31/24	$11,038	$11,547	$11,407
6/30/24	$11,171	$11,724	$11,554
7/31/24	$11,252	$11,831	$11,657
8/31/24	$11,324	$11,924	$11,760
9/30/24	$11,426	$12,042	$11,856
10/31/24	$11,256	$11,867	$11,706
11/30/24	$11,401	$12,072	$11,849
12/31/24	$11,262	$11,896	$11,730
1/31/25	$11,319	$11,955	$11,811
2/28/25	$11,443	$12,074	$11,926
3/31/25	$11,279	$11,869	$11,776
4/30/25	$11,239	$11,774	$11,703
5/31/25	$11,243	$11,781	$11,769
6/30/25	$11,335	$11,855	$11,859
7/31/25	$11,317	$11,831	$11,888
8/31/25	$11,412	$11,934	$11,988
9/30/25	$11,616	$12,210	$12,166
10/31/25	$11,712	$12,361	$12,271
11/30/25	$11,737	$12,390	$12,304
12/31/25	$11,742	$12,401	$12,338
1/31/26	$11,846	$12,517	$12,469
2/28/26	$11,975	$12,673	$12,595
3/31/26	$11,729	$12,379	$12,304

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.99%	0.97%	1.61%
Class C (including sales charge)	2.99%	0.97%	1.61%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PMNNX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS6241TSRAR_033126

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,385	$1,007,353	$1,006,030
5/31/16	$1,008,254	$1,010,078	$1,006,487
6/30/16	$1,025,257	$1,026,147	$1,018,950
7/31/16	$1,025,216	$1,026,773	$1,020,326
8/31/16	$1,027,956	$1,028,159	$1,020,684
9/30/16	$1,025,140	$1,023,027	$1,016,992
10/31/16	$1,015,422	$1,012,295	$1,008,738
11/30/16	$976,387	$974,540	$976,232
12/31/16	$983,253	$985,982	$985,717
1/31/17	$989,959	$992,482	$992,655
2/28/17	$994,973	$999,374	$999,281
3/31/17	$998,077	$1,001,543	$1,000,966
4/30/17	$1,006,735	$1,008,810	$1,008,110
5/31/17	$1,019,366	$1,024,821	$1,021,320
6/30/17	$1,017,719	$1,021,145	$1,017,403
7/31/17	$1,025,501	$1,029,407	$1,024,857
8/31/17	$1,035,419	$1,037,241	$1,031,648
9/30/17	$1,031,862	$1,031,967	$1,026,851
10/31/17	$1,033,981	$1,034,486	$1,028,307
11/30/17	$1,029,324	$1,028,947	$1,019,951
12/31/17	$1,035,504	$1,039,702	$1,028,408
1/31/18	$1,027,845	$1,027,461	$1,019,444
2/28/18	$1,024,280	$1,024,391	$1,016,835
3/31/18	$1,025,611	$1,028,172	$1,019,066
4/30/18	$1,023,843	$1,024,503	$1,016,347
5/31/18	$1,032,015	$1,036,235	$1,025,871
6/30/18	$1,033,430	$1,037,119	$1,027,681
7/31/18	$1,036,681	$1,039,636	$1,030,968
8/31/18	$1,039,271	$1,042,306	$1,032,803
9/30/18	$1,033,410	$1,035,558	$1,027,048
10/31/18	$1,027,750	$1,029,181	$1,022,829
11/30/18	$1,037,331	$1,040,572	$1,033,239
12/31/18	$1,046,655	$1,053,031	$1,044,659
1/31/19	$1,056,974	$1,060,991	$1,053,524
2/28/19	$1,063,426	$1,066,672	$1,058,637
3/31/19	$1,075,858	$1,083,534	$1,070,927
4/30/19	$1,080,247	$1,087,606	$1,073,104
5/31/19	$1,093,828	$1,102,600	$1,086,125
6/30/19	$1,098,019	$1,106,671	$1,090,622
7/31/19	$1,106,346	$1,115,590	$1,099,215
8/31/19	$1,119,907	$1,133,187	$1,111,995
9/30/19	$1,111,698	$1,124,103	$1,102,968
10/31/19	$1,112,760	$1,126,118	$1,105,847
11/30/19	$1,114,934	$1,128,934	$1,108,417
12/31/19	$1,119,065	$1,132,381	$1,111,915
1/31/20	$1,135,595	$1,152,726	$1,128,960
2/29/20	$1,146,858	$1,167,591	$1,139,634
3/31/20	$1,101,082	$1,125,239	$1,106,375
4/30/20	$1,090,682	$1,111,117	$1,098,489
5/31/20	$1,121,800	$1,146,463	$1,129,654
6/30/20	$1,135,330	$1,155,899	$1,136,190
7/31/20	$1,152,040	$1,175,367	$1,152,113
8/31/20	$1,150,716	$1,169,852	$1,148,257
9/30/20	$1,149,541	$1,170,100	$1,149,207
10/31/20	$1,147,301	$1,166,585	$1,146,313
11/30/20	$1,161,798	$1,184,190	$1,158,996
12/31/20	$1,170,211	$1,191,404	$1,164,539
1/31/21	$1,177,105	$1,198,996	$1,170,084
2/28/21	$1,161,026	$1,179,946	$1,155,309
3/31/21	$1,165,917	$1,187,223	$1,160,755
4/30/21	$1,175,218	$1,197,181	$1,168,026
5/31/21	$1,177,941	$1,200,752	$1,169,719
6/30/21	$1,180,795	$1,204,050	$1,171,183
7/31/21	$1,188,947	$1,214,035	$1,179,760
8/31/21	$1,185,304	$1,209,580	$1,177,342
9/30/21	$1,176,416	$1,200,851	$1,170,138
10/31/21	$1,173,842	$1,197,340	$1,166,709
11/30/21	$1,179,885	$1,207,533	$1,172,901
12/31/21	$1,181,264	$1,209,481	$1,174,590
1/31/22	$1,153,831	$1,176,374	$1,145,890
2/28/22	$1,148,135	$1,172,159	$1,142,346
3/31/22	$1,118,580	$1,134,161	$1,111,933
4/30/22	$1,094,549	$1,102,791	$1,088,624
5/31/22	$1,107,185	$1,119,173	$1,103,958
6/30/22	$1,095,120	$1,100,843	$1,094,677
7/31/22	$1,119,987	$1,129,929	$1,119,116
8/31/22	$1,101,508	$1,105,165	$1,099,769
9/30/22	$1,074,493	$1,062,748	$1,066,405
10/31/22	$1,065,949	$1,053,910	$1,062,353
11/30/22	$1,108,015	$1,103,205	$1,099,548
12/31/22	$1,110,043	$1,106,363	$1,104,725
1/31/23	$1,139,088	$1,138,143	$1,129,562
2/28/23	$1,118,951	$1,112,408	$1,108,290
3/31/23	$1,138,798	$1,137,089	$1,129,804
4/30/23	$1,139,452	$1,134,492	$1,126,681
5/31/23	$1,132,598	$1,124,661	$1,116,732
6/30/23	$1,140,529	$1,135,927	$1,125,160
7/31/23	$1,144,675	$1,140,420	$1,129,576
8/31/23	$1,136,807	$1,124,003	$1,118,201
9/30/23	$1,112,112	$1,091,060	$1,093,080
10/31/23	$1,101,879	$1,081,775	$1,088,591
11/30/23	$1,158,574	$1,150,447	$1,141,190
12/31/23	$1,187,177	$1,177,186	$1,162,808
1/31/24	$1,187,257	$1,171,174	$1,158,319
2/29/24	$1,192,044	$1,172,678	$1,159,463
3/31/24	$1,194,708	$1,172,641	$1,159,416
4/30/24	$1,183,579	$1,158,118	$1,147,510
5/31/24	$1,183,041	$1,154,721	$1,140,695
6/30/24	$1,198,112	$1,172,420	$1,155,435
7/31/24	$1,207,629	$1,183,106	$1,165,692
8/31/24	$1,216,368	$1,192,437	$1,176,005
9/30/24	$1,228,073	$1,204,223	$1,185,610
10/31/24	$1,210,668	$1,186,664	$1,170,566
11/30/24	$1,227,203	$1,207,162	$1,184,948
12/31/24	$1,213,089	$1,189,588	$1,173,039
1/31/25	$1,220,130	$1,195,550	$1,181,050
2/28/25	$1,234,292	$1,207,404	$1,192,601
3/31/25	$1,217,462	$1,186,941	$1,177,600
4/30/25	$1,213,971	$1,177,379	$1,170,316
5/31/25	$1,215,289	$1,178,135	$1,176,928
6/30/25	$1,226,078	$1,185,469	$1,185,878
7/31/25	$1,225,011	$1,183,075	$1,188,823
8/31/25	$1,236,156	$1,193,358	$1,198,809
9/30/25	$1,259,158	$1,220,994	$1,216,593
10/31/25	$1,270,508	$1,236,137	$1,227,131
11/30/25	$1,274,044	$1,238,973	$1,230,407
12/31/25	$1,275,488	$1,240,088	$1,233,802
1/31/26	$1,287,790	$1,251,726	$1,246,861
2/28/26	$1,302,678	$1,267,326	$1,259,510
3/31/26	$1,276,783	$1,237,891	$1,230,424

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.87%	1.83%	2.47%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PMNIX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2064TSRAR_033126

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO National Intermediate Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg 1-15 Year Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund's holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund's holdings underperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,299	$1,007,353	$1,006,030
5/31/16	$1,008,085	$1,010,078	$1,006,487
6/30/16	$1,025,001	$1,026,147	$1,018,950
7/31/16	$1,024,873	$1,026,773	$1,020,326
8/31/16	$1,027,524	$1,028,159	$1,020,684
9/30/16	$1,024,620	$1,023,027	$1,016,992
10/31/16	$1,014,827	$1,012,295	$1,008,738
11/30/16	$975,735	$974,540	$976,232
12/31/16	$982,511	$985,982	$985,717
1/31/17	$989,134	$992,482	$992,655
2/28/17	$994,067	$999,374	$999,281
3/31/17	$997,078	$1,001,543	$1,000,966
4/30/17	$1,005,650	$1,008,810	$1,008,110
5/31/17	$1,018,181	$1,024,821	$1,021,320
6/30/17	$1,016,448	$1,021,145	$1,017,403
7/31/17	$1,024,139	$1,029,407	$1,024,857
8/31/17	$1,033,957	$1,037,241	$1,031,648
9/30/17	$1,030,317	$1,031,967	$1,026,851
10/31/17	$1,032,347	$1,034,486	$1,028,307
11/30/17	$1,027,612	$1,028,947	$1,019,951
12/31/17	$1,033,692	$1,039,702	$1,028,408
1/31/18	$1,025,961	$1,027,461	$1,019,444
2/28/18	$1,022,324	$1,024,391	$1,016,835
3/31/18	$1,023,563	$1,028,172	$1,019,066
4/30/18	$1,021,715	$1,024,503	$1,016,347
5/31/18	$1,029,782	$1,036,235	$1,025,871
6/30/18	$1,031,107	$1,037,119	$1,027,681
7/31/18	$1,034,265	$1,039,636	$1,030,968
8/31/18	$1,036,752	$1,042,306	$1,032,803
9/30/18	$1,030,829	$1,035,558	$1,027,048
10/31/18	$1,025,096	$1,029,181	$1,022,829
11/30/18	$1,034,561	$1,040,572	$1,033,239
12/31/18	$1,043,775	$1,053,031	$1,044,659
1/31/19	$1,053,978	$1,060,991	$1,053,524
2/28/19	$1,060,330	$1,066,672	$1,058,637
3/31/19	$1,072,634	$1,083,534	$1,070,927
4/30/19	$1,076,922	$1,087,606	$1,073,104
5/31/19	$1,090,367	$1,102,600	$1,086,125
6/30/19	$1,094,461	$1,106,671	$1,090,622
7/31/19	$1,102,668	$1,115,590	$1,099,215
8/31/19	$1,116,083	$1,133,187	$1,111,995
9/30/19	$1,107,817	$1,124,103	$1,102,968
10/31/19	$1,108,781	$1,126,118	$1,105,847
11/30/19	$1,110,853	$1,128,934	$1,108,417
12/31/19	$1,114,875	$1,132,381	$1,111,915
1/31/20	$1,131,244	$1,152,726	$1,128,960
2/29/20	$1,142,377	$1,167,591	$1,139,634
3/31/20	$1,096,689	$1,125,239	$1,106,375
4/30/20	$1,086,241	$1,111,117	$1,098,489
5/31/20	$1,117,135	$1,146,463	$1,129,654
6/30/20	$1,130,517	$1,155,899	$1,136,190
7/31/20	$1,147,054	$1,175,367	$1,152,113
8/31/20	$1,145,644	$1,169,852	$1,148,257
9/30/20	$1,144,381	$1,170,100	$1,149,207
10/31/20	$1,142,051	$1,166,585	$1,146,313
11/30/20	$1,156,389	$1,184,190	$1,158,996
12/31/20	$1,164,655	$1,191,404	$1,164,539
1/31/21	$1,171,427	$1,198,996	$1,170,084
2/28/21	$1,155,335	$1,179,946	$1,155,309
3/31/21	$1,160,104	$1,187,223	$1,160,755
4/30/21	$1,169,256	$1,197,181	$1,168,026
5/31/21	$1,171,866	$1,200,752	$1,169,719
6/30/21	$1,174,609	$1,204,050	$1,171,183
7/31/21	$1,182,615	$1,214,035	$1,179,760
8/31/21	$1,178,895	$1,209,580	$1,177,342
9/30/21	$1,169,957	$1,200,851	$1,170,138
10/31/21	$1,167,298	$1,197,340	$1,166,709
11/30/21	$1,173,211	$1,207,533	$1,172,901
12/31/21	$1,174,477	$1,209,481	$1,174,590
1/31/22	$1,147,109	$1,176,374	$1,145,890
2/28/22	$1,141,358	$1,172,159	$1,142,346
3/31/22	$1,111,882	$1,134,161	$1,111,933
4/30/22	$1,087,901	$1,102,791	$1,088,624
5/31/22	$1,100,368	$1,119,173	$1,103,958
6/30/22	$1,088,287	$1,100,843	$1,094,677
7/31/22	$1,112,907	$1,129,929	$1,119,116
8/31/22	$1,094,452	$1,105,165	$1,099,769
9/30/22	$1,067,501	$1,062,748	$1,066,405
10/31/22	$1,058,926	$1,053,910	$1,062,353
11/30/22	$1,100,627	$1,103,205	$1,099,548
12/31/22	$1,102,542	$1,106,363	$1,104,725
1/31/23	$1,131,302	$1,138,143	$1,129,562
2/28/23	$1,111,218	$1,112,408	$1,108,290
3/31/23	$1,130,826	$1,137,089	$1,129,804
4/30/23	$1,131,390	$1,134,492	$1,126,681
5/31/23	$1,124,489	$1,124,661	$1,116,732
6/30/23	$1,132,265	$1,135,927	$1,125,160
7/31/23	$1,136,291	$1,140,420	$1,129,576
8/31/23	$1,128,386	$1,124,003	$1,118,201
9/30/23	$1,103,792	$1,091,060	$1,093,080
10/31/23	$1,093,543	$1,081,775	$1,088,591
11/30/23	$1,149,720	$1,150,447	$1,141,190
12/31/23	$1,178,003	$1,177,186	$1,162,808
1/31/24	$1,177,987	$1,171,174	$1,158,319
2/29/24	$1,182,644	$1,172,678	$1,159,463
3/31/24	$1,185,188	$1,172,641	$1,159,416
4/30/24	$1,174,052	$1,158,118	$1,147,510
5/31/24	$1,173,411	$1,154,721	$1,140,695
6/30/24	$1,188,268	$1,172,420	$1,155,435
7/31/24	$1,197,606	$1,183,106	$1,165,692
8/31/24	$1,206,164	$1,192,437	$1,176,005
9/30/24	$1,217,678	$1,204,223	$1,185,610
10/31/24	$1,200,318	$1,186,664	$1,170,566
11/30/24	$1,216,609	$1,207,162	$1,184,948
12/31/24	$1,202,515	$1,189,588	$1,173,039
1/31/25	$1,209,389	$1,195,550	$1,181,050
2/28/25	$1,223,334	$1,207,404	$1,192,601
3/31/25	$1,206,557	$1,186,941	$1,177,600
4/30/25	$1,203,003	$1,177,379	$1,170,316
5/31/25	$1,204,204	$1,178,135	$1,176,928
6/30/25	$1,214,799	$1,185,469	$1,185,878
7/31/25	$1,213,640	$1,183,075	$1,188,823
8/31/25	$1,224,575	$1,193,358	$1,198,809
9/30/25	$1,247,263	$1,220,994	$1,216,593
10/31/25	$1,258,392	$1,236,137	$1,227,131
11/30/25	$1,261,799	$1,238,973	$1,230,407
12/31/25	$1,263,119	$1,240,088	$1,233,802
1/31/26	$1,275,195	$1,251,726	$1,246,861
2/28/26	$1,289,839	$1,267,326	$1,259,510
3/31/26	$1,264,095	$1,237,891	$1,230,424

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.77%	1.73%	2.37%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-15 Year Municipal Bond Index	4.49%	1.17%	2.10%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,446,781
# of Portfolio Holdings	539
Portfolio Turnover Rate	36%
Total Net Advisory Fees Paid During the Reporting Period	$2,580
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Local or Guaranteed Housing	11.5%
Health, Hospital & Nursing Home Revenue	10.7%
Port, Airport & Marina Revenue	8.4%
Ad Valorem Property Tax	7.3%
Sovereign	6.9%
Electric Power & Light Revenue	6.5%
Natural Gas Revenue	5.8%
Industrial Revenue	5.4%
Resource Recovery Revenue	2.7%
College & University Revenue	2.5%
Sales Tax Revenue	2.5%
Other Investments	19.9%
Short-Term Instruments	0.3%
Affiliated Investments FR_72201W154	8.5%
Other Assets and Liabilities, Net	1.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Reorganization. At a meeting held on August 19-20, 2025, the Board of Trustees considered and approved an Agreement and Plan of Reorganization providing for the reorganization of PIMCO National Municipal Intermediate Value Fund with and into the Fund. The Reorganization closed on November 21, 2025.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PMNPX

PIMCO National Intermediate Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2069TSRAR_033126

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$9,775	$10,000	$10,000
4/30/16	$9,834	$10,074	$10,080
5/31/16	$9,874	$10,101	$10,104
6/30/16	$10,054	$10,261	$10,252
7/31/16	$10,053	$10,268	$10,265
8/31/16	$10,086	$10,282	$10,276
9/30/16	$10,043	$10,230	$10,224
10/31/16	$9,935	$10,123	$10,114
11/30/16	$9,559	$9,745	$9,757
12/31/16	$9,637	$9,860	$9,874
1/31/17	$9,687	$9,925	$9,934
2/28/17	$9,766	$9,994	$9,997
3/31/17	$9,810	$10,015	$10,021
4/30/17	$9,870	$10,088	$10,093
5/31/17	$10,010	$10,248	$10,255
6/30/17	$10,010	$10,211	$10,219
7/31/17	$10,060	$10,294	$10,299
8/31/17	$10,110	$10,372	$10,367
9/30/17	$10,064	$10,320	$10,308
10/31/17	$10,086	$10,345	$10,333
11/30/17	$10,047	$10,289	$10,274
12/31/17	$10,161	$10,397	$10,377
1/31/18	$10,068	$10,275	$10,255
2/28/18	$10,039	$10,244	$10,222
3/31/18	$10,065	$10,282	$10,252
4/30/18	$10,044	$10,245	$10,210
5/31/18	$10,178	$10,362	$10,325
6/30/18	$10,186	$10,371	$10,331
7/31/18	$10,210	$10,396	$10,350
8/31/18	$10,220	$10,423	$10,370
9/30/18	$10,160	$10,356	$10,307
10/31/18	$10,084	$10,292	$10,242
11/30/18	$10,156	$10,406	$10,362
12/31/18	$10,227	$10,530	$10,485
1/31/19	$10,279	$10,610	$10,563
2/28/19	$10,352	$10,667	$10,620
3/31/19	$10,535	$10,835	$10,785
4/30/19	$10,596	$10,876	$10,822
5/31/19	$10,722	$11,026	$10,971
6/30/19	$10,751	$11,067	$11,005
7/31/19	$10,799	$11,156	$11,092
8/31/19	$10,989	$11,332	$11,251
9/30/19	$10,941	$11,241	$11,159
10/31/19	$10,920	$11,261	$11,173
11/30/19	$10,937	$11,289	$11,201
12/31/19	$10,963	$11,324	$11,231
1/31/20	$11,131	$11,527	$11,428
2/29/20	$11,289	$11,676	$11,567
3/31/20	$10,886	$11,252	$11,140
4/30/20	$10,653	$11,111	$10,948
5/31/20	$10,955	$11,465	$11,301
6/30/20	$11,106	$11,559	$11,401
7/31/20	$11,266	$11,754	$11,569
8/31/20	$11,185	$11,699	$11,482
9/30/20	$11,152	$11,701	$11,462
10/31/20	$11,130	$11,666	$11,424
11/30/20	$11,338	$11,842	$11,645
12/31/20	$11,442	$11,914	$11,744
1/31/21	$11,534	$11,990	$11,825
2/28/21	$11,347	$11,799	$11,624
3/31/21	$11,401	$11,872	$11,698
4/30/21	$11,524	$11,972	$11,824
5/31/21	$11,596	$12,008	$11,879
6/30/21	$11,649	$12,041	$11,918
7/31/21	$11,732	$12,140	$12,012
8/31/21	$11,668	$12,096	$11,950
9/30/21	$11,575	$12,009	$11,854
10/31/21	$11,570	$11,973	$11,826
11/30/21	$11,673	$12,075	$11,939
12/31/21	$11,686	$12,095	$11,963
1/31/22	$11,394	$11,764	$11,625
2/28/22	$11,331	$11,722	$11,581
3/31/22	$10,942	$11,342	$11,181
4/30/22	$10,616	$11,028	$10,856
5/31/22	$10,774	$11,192	$11,074
6/30/22	$10,517	$11,008	$10,837
7/31/22	$10,806	$11,299	$11,135
8/31/22	$10,550	$11,052	$10,858
9/30/22	$10,138	$10,627	$10,437
10/31/22	$10,031	$10,539	$10,339
11/30/22	$10,567	$11,032	$10,869
12/31/22	$10,536	$11,064	$10,894
1/31/23	$10,902	$11,381	$11,250
2/28/23	$10,649	$11,124	$10,979
3/31/23	$10,831	$11,371	$11,244
4/30/23	$10,867	$11,345	$11,227
5/31/23	$10,815	$11,247	$11,127
6/30/23	$10,938	$11,359	$11,263
7/31/23	$10,955	$11,404	$11,292
8/31/23	$10,822	$11,240	$11,112
9/30/23	$10,546	$10,911	$10,762
10/31/23	$10,390	$10,818	$10,670
11/30/23	$11,041	$11,504	$11,410
12/31/23	$11,353	$11,772	$11,691
1/31/24	$11,340	$11,712	$11,623
2/29/24	$11,361	$11,727	$11,623
3/31/24	$11,362	$11,726	$11,605
4/30/24	$11,247	$11,581	$11,465
5/31/24	$11,260	$11,547	$11,432
6/30/24	$11,416	$11,724	$11,631
7/31/24	$11,500	$11,831	$11,732
8/31/24	$11,556	$11,924	$11,814
9/30/24	$11,660	$12,042	$11,932
10/31/24	$11,542	$11,867	$11,740
11/30/24	$11,713	$12,072	$11,974
12/31/24	$11,572	$11,896	$11,789
1/31/25	$11,569	$11,956	$11,844
2/28/25	$11,685	$12,074	$11,952
3/31/25	$11,477	$11,869	$11,718
4/30/25	$11,411	$11,774	$11,645
5/31/25	$11,335	$11,781	$11,623
6/30/25	$11,388	$11,855	$11,692
7/31/25	$11,322	$11,831	$11,646
8/31/25	$11,411	$11,934	$11,732
9/30/25	$11,729	$12,210	$12,040
10/31/25	$11,863	$12,361	$12,199
11/30/25	$11,873	$12,390	$12,212
12/31/25	$11,874	$12,401	$12,224
1/31/26	$11,952	$12,517	$12,338
2/28/26	$12,119	$12,673	$12,507
3/31/26	$11,905	$12,379	$12,212

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.74%	0.87%	1.99%
Class A (including sales charge)	1.40%	0.41%	1.76%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PNYAX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4037TSRAR_033126

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.53%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,053	$10,074	$10,080
5/31/16	$10,088	$10,101	$10,104
6/30/16	$10,265	$10,261	$10,252
7/31/16	$10,257	$10,268	$10,265
8/31/16	$10,284	$10,282	$10,276
9/30/16	$10,234	$10,230	$10,224
10/31/16	$10,118	$10,123	$10,114
11/30/16	$9,729	$9,745	$9,757
12/31/16	$9,801	$9,860	$9,874
1/31/17	$9,846	$9,925	$9,934
2/28/17	$9,920	$9,994	$9,997
3/31/17	$9,958	$10,015	$10,021
4/30/17	$10,013	$10,088	$10,093
5/31/17	$10,148	$10,248	$10,255
6/30/17	$10,142	$10,211	$10,219
7/31/17	$10,186	$10,294	$10,299
8/31/17	$10,231	$10,372	$10,367
9/30/17	$10,177	$10,320	$10,308
10/31/17	$10,194	$10,345	$10,333
11/30/17	$10,148	$10,289	$10,274
12/31/17	$10,256	$10,397	$10,377
1/31/18	$10,156	$10,275	$10,255
2/28/18	$10,121	$10,244	$10,222
3/31/18	$10,141	$10,282	$10,252
4/30/18	$10,113	$10,245	$10,210
5/31/18	$10,242	$10,362	$10,325
6/30/18	$10,243	$10,371	$10,331
7/31/18	$10,262	$10,396	$10,350
8/31/18	$10,264	$10,423	$10,370
9/30/18	$10,199	$10,356	$10,307
10/31/18	$10,115	$10,292	$10,242
11/30/18	$10,181	$10,406	$10,362
12/31/18	$10,246	$10,530	$10,485
1/31/19	$10,292	$10,610	$10,563
2/28/19	$10,358	$10,667	$10,620
3/31/19	$10,536	$10,835	$10,785
4/30/19	$10,590	$10,876	$10,822
5/31/19	$10,709	$11,026	$10,971
6/30/19	$10,732	$11,067	$11,005
7/31/19	$10,773	$11,156	$11,092
8/31/19	$10,955	$11,332	$11,251
9/30/19	$10,901	$11,241	$11,159
10/31/19	$10,873	$11,261	$11,173
11/30/19	$10,883	$11,289	$11,201
12/31/19	$10,902	$11,324	$11,231
1/31/20	$11,062	$11,527	$11,428
2/29/20	$11,213	$11,676	$11,567
3/31/20	$10,806	$11,252	$11,140
4/30/20	$10,568	$11,111	$10,948
5/31/20	$10,861	$11,465	$11,301
6/30/20	$11,004	$11,559	$11,401
7/31/20	$11,155	$11,754	$11,569
8/31/20	$11,067	$11,699	$11,482
9/30/20	$11,028	$11,701	$11,462
10/31/20	$10,999	$11,666	$11,424
11/30/20	$11,198	$11,842	$11,645
12/31/20	$11,293	$11,914	$11,744
1/31/21	$11,377	$11,990	$11,825
2/28/21	$11,186	$11,799	$11,624
3/31/21	$11,232	$11,872	$11,698
4/30/21	$11,346	$11,972	$11,824
5/31/21	$11,410	$12,008	$11,879
6/30/21	$11,456	$12,041	$11,918
7/31/21	$11,529	$12,140	$12,012
8/31/21	$11,459	$12,096	$11,950
9/30/21	$11,361	$12,009	$11,854
10/31/21	$11,349	$11,973	$11,826
11/30/21	$11,442	$12,075	$11,939
12/31/21	$11,448	$12,095	$11,963
1/31/22	$11,155	$11,764	$11,625
2/28/22	$11,087	$11,722	$11,581
3/31/22	$10,700	$11,342	$11,181
4/30/22	$10,374	$11,028	$10,856
5/31/22	$10,522	$11,192	$11,074
6/30/22	$10,265	$11,008	$10,837
7/31/22	$10,540	$11,299	$11,135
8/31/22	$10,284	$11,052	$10,858
9/30/22	$9,875	$10,627	$10,437
10/31/22	$9,766	$10,539	$10,339
11/30/22	$10,281	$11,032	$10,869
12/31/22	$10,243	$11,064	$10,894
1/31/23	$10,594	$11,381	$11,250
2/28/23	$10,341	$11,124	$10,979
3/31/23	$10,511	$11,371	$11,244
4/30/23	$10,540	$11,345	$11,227
5/31/23	$10,483	$11,247	$11,127
6/30/23	$10,595	$11,359	$11,263
7/31/23	$10,606	$11,404	$11,292
8/31/23	$10,470	$11,240	$11,112
9/30/23	$10,196	$10,911	$10,762
10/31/23	$10,040	$10,818	$10,670
11/30/23	$10,662	$11,504	$11,410
12/31/23	$10,956	$11,772	$11,691
1/31/24	$10,937	$11,712	$11,623
2/29/24	$10,951	$11,727	$11,623
3/31/24	$10,944	$11,726	$11,605
4/30/24	$10,827	$11,581	$11,465
5/31/24	$10,832	$11,547	$11,432
6/30/24	$10,976	$11,724	$11,631
7/31/24	$11,050	$11,831	$11,732
8/31/24	$11,096	$11,924	$11,814
9/30/24	$11,190	$12,042	$11,932
10/31/24	$11,069	$11,867	$11,740
11/30/24	$11,226	$12,072	$11,974
12/31/24	$11,084	$11,896	$11,789
1/31/25	$11,074	$11,956	$11,844
2/28/25	$11,178	$12,074	$11,952
3/31/25	$10,973	$11,869	$11,718
4/30/25	$10,903	$11,774	$11,645
5/31/25	$10,823	$11,781	$11,623
6/30/25	$10,867	$11,855	$11,692
7/31/25	$10,797	$11,831	$11,646
8/31/25	$10,875	$11,934	$11,732
9/30/25	$11,171	$12,210	$12,040
10/31/25	$11,292	$12,361	$12,199
11/30/25	$11,294	$12,390	$12,212
12/31/25	$11,289	$12,401	$12,224
1/31/26	$11,355	$12,517	$12,338
2/28/26	$11,507	$12,673	$12,507
3/31/26	$11,297	$12,379	$12,212

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	2.96%	0.12%	1.23%
Class C (including sales charge)	1.96%	0.12%	1.23%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PBFCX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4237TSRAR_033126

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.45%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,338	$1,007,353	$1,007,972
5/31/16	$1,010,706	$1,010,078	$1,010,449
6/30/16	$1,029,371	$1,026,147	$1,025,190
7/31/16	$1,029,525	$1,026,773	$1,026,461
8/31/16	$1,033,228	$1,028,159	$1,027,578
9/30/16	$1,029,099	$1,023,027	$1,022,356
10/31/16	$1,018,336	$1,012,295	$1,011,358
11/30/16	$980,096	$974,540	$975,662
12/31/16	$988,385	$985,982	$987,434
1/31/17	$993,775	$992,482	$993,442
2/28/17	$1,002,069	$999,374	$999,682
3/31/17	$1,006,951	$1,001,543	$1,002,063
4/30/17	$1,013,299	$1,008,810	$1,009,290
5/31/17	$1,027,932	$1,024,821	$1,025,511
6/30/17	$1,028,276	$1,021,145	$1,021,904
7/31/17	$1,033,662	$1,029,407	$1,029,914
8/31/17	$1,039,153	$1,037,241	$1,036,727
9/30/17	$1,034,645	$1,031,967	$1,030,807
10/31/17	$1,037,246	$1,034,486	$1,033,293
11/30/17	$1,033,485	$1,028,947	$1,027,417
12/31/17	$1,045,524	$1,039,702	$1,037,685
1/31/18	$1,036,207	$1,027,461	$1,025,471
2/28/18	$1,033,514	$1,024,391	$1,022,232
3/31/18	$1,036,477	$1,028,172	$1,025,231
4/30/18	$1,034,539	$1,024,503	$1,020,973
5/31/18	$1,048,654	$1,036,235	$1,032,502
6/30/18	$1,049,790	$1,037,119	$1,033,077
7/31/18	$1,052,600	$1,039,636	$1,035,007
8/31/18	$1,053,938	$1,042,306	$1,037,009
9/30/18	$1,048,022	$1,035,558	$1,030,694
10/31/18	$1,040,398	$1,029,181	$1,024,197
11/30/18	$1,048,173	$1,040,572	$1,036,208
12/31/18	$1,055,746	$1,053,031	$1,048,491
1/31/19	$1,061,443	$1,060,991	$1,056,250
2/28/19	$1,069,188	$1,066,672	$1,061,993
3/31/19	$1,088,454	$1,083,534	$1,078,476
4/30/19	$1,095,050	$1,087,606	$1,082,196
5/31/19	$1,108,336	$1,102,600	$1,097,116
6/30/19	$1,111,666	$1,106,671	$1,100,515
7/31/19	$1,116,950	$1,115,590	$1,109,212
8/31/19	$1,136,924	$1,133,187	$1,125,125
9/30/19	$1,132,182	$1,124,103	$1,115,931
10/31/19	$1,130,375	$1,126,118	$1,117,271
11/30/19	$1,132,472	$1,128,934	$1,120,071
12/31/19	$1,135,481	$1,132,381	$1,123,112
1/31/20	$1,153,193	$1,152,726	$1,142,834
2/29/20	$1,169,875	$1,167,591	$1,156,691
3/31/20	$1,128,398	$1,125,239	$1,114,013
4/30/20	$1,104,581	$1,111,117	$1,094,839
5/31/20	$1,136,203	$1,146,463	$1,130,146
6/30/20	$1,152,130	$1,155,899	$1,140,144
7/31/20	$1,169,113	$1,175,367	$1,156,890
8/31/20	$1,160,950	$1,169,852	$1,148,198
9/30/20	$1,157,885	$1,170,100	$1,146,174
10/31/20	$1,155,880	$1,166,585	$1,142,374
11/30/20	$1,177,842	$1,184,190	$1,164,523
12/31/20	$1,189,031	$1,191,404	$1,174,353
1/31/21	$1,198,820	$1,198,996	$1,182,451
2/28/21	$1,179,731	$1,179,946	$1,162,446
3/31/21	$1,185,664	$1,187,223	$1,169,780
4/30/21	$1,198,790	$1,197,181	$1,182,398
5/31/21	$1,206,576	$1,200,752	$1,187,884
6/30/21	$1,212,488	$1,204,050	$1,191,791
7/31/21	$1,221,459	$1,214,035	$1,201,186
8/31/21	$1,215,094	$1,209,580	$1,194,973
9/30/21	$1,205,775	$1,200,851	$1,185,374
10/31/21	$1,205,573	$1,197,340	$1,182,600
11/30/21	$1,216,590	$1,207,533	$1,193,872
12/31/21	$1,218,344	$1,209,481	$1,196,288
1/31/22	$1,188,204	$1,176,374	$1,162,462
2/28/22	$1,181,918	$1,172,159	$1,158,078
3/31/22	$1,141,755	$1,134,161	$1,118,116
4/30/22	$1,108,063	$1,102,791	$1,085,558
5/31/22	$1,124,748	$1,119,173	$1,107,358
6/30/22	$1,098,262	$1,100,843	$1,083,699
7/31/22	$1,128,719	$1,129,929	$1,113,523
8/31/22	$1,102,363	$1,105,165	$1,085,814
9/30/22	$1,059,578	$1,062,748	$1,043,658
10/31/22	$1,048,713	$1,053,910	$1,033,872
11/30/22	$1,105,016	$1,103,205	$1,086,947
12/31/22	$1,102,058	$1,106,363	$1,089,398
1/31/23	$1,140,718	$1,138,143	$1,125,049
2/28/23	$1,114,476	$1,112,408	$1,097,949
3/31/23	$1,133,834	$1,137,089	$1,124,437
4/30/23	$1,137,948	$1,134,492	$1,122,722
5/31/23	$1,132,773	$1,124,661	$1,112,736
6/30/23	$1,146,011	$1,135,927	$1,126,277
7/31/23	$1,148,116	$1,140,420	$1,129,207
8/31/23	$1,134,461	$1,124,003	$1,111,190
9/30/23	$1,105,814	$1,091,060	$1,076,155
10/31/23	$1,089,843	$1,081,775	$1,067,014
11/30/23	$1,158,409	$1,150,447	$1,140,976
12/31/23	$1,191,450	$1,177,186	$1,169,098
1/31/24	$1,190,460	$1,171,174	$1,162,332
2/29/24	$1,192,957	$1,172,678	$1,162,305
3/31/24	$1,193,342	$1,172,641	$1,160,506
4/30/24	$1,181,622	$1,158,118	$1,146,479
5/31/24	$1,183,322	$1,154,721	$1,143,249
6/30/24	$1,200,049	$1,172,420	$1,163,125
7/31/24	$1,209,207	$1,183,106	$1,173,151
8/31/24	$1,215,403	$1,192,437	$1,181,430
9/30/24	$1,226,692	$1,204,223	$1,193,215
10/31/24	$1,214,639	$1,186,664	$1,174,021
11/30/24	$1,232,922	$1,207,162	$1,197,423
12/31/24	$1,218,475	$1,189,588	$1,178,893
1/31/25	$1,218,516	$1,195,550	$1,184,370
2/28/25	$1,231,031	$1,207,404	$1,195,156
3/31/25	$1,209,391	$1,186,941	$1,171,830
4/30/25	$1,202,821	$1,177,379	$1,164,486
5/31/25	$1,195,117	$1,178,135	$1,162,279
6/30/25	$1,201,031	$1,185,469	$1,169,171
7/31/25	$1,194,365	$1,183,075	$1,164,567
8/31/25	$1,204,090	$1,193,358	$1,173,195
9/30/25	$1,237,975	$1,220,994	$1,204,022
10/31/25	$1,252,567	$1,236,137	$1,219,873
11/30/25	$1,253,887	$1,238,973	$1,221,229
12/31/25	$1,254,404	$1,240,088	$1,222,449
1/31/26	$1,262,973	$1,251,726	$1,233,798
2/28/26	$1,280,945	$1,267,326	$1,250,720
3/31/26	$1,258,706	$1,237,891	$1,221,158

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.08%	1.20%	2.33%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PNYIX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0055TSRAR_033126

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$56	0.55%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,253	$1,007,353	$1,007,972
5/31/16	$1,010,538	$1,010,078	$1,010,449
6/30/16	$1,029,116	$1,026,147	$1,025,190
7/31/16	$1,029,183	$1,026,773	$1,026,461
8/31/16	$1,032,798	$1,028,159	$1,027,578
9/30/16	$1,028,580	$1,023,027	$1,022,356
10/31/16	$1,017,743	$1,012,295	$1,011,358
11/30/16	$979,443	$974,540	$975,662
12/31/16	$987,639	$985,982	$987,434
1/31/17	$992,945	$992,482	$993,442
2/28/17	$1,001,156	$999,374	$999,682
3/31/17	$1,005,945	$1,001,543	$1,002,063
4/30/17	$1,012,209	$1,008,810	$1,009,290
5/31/17	$1,026,740	$1,024,821	$1,025,511
6/30/17	$1,026,995	$1,021,145	$1,021,904
7/31/17	$1,032,292	$1,029,407	$1,029,914
8/31/17	$1,037,689	$1,037,241	$1,036,727
9/30/17	$1,033,098	$1,031,967	$1,030,807
10/31/17	$1,035,611	$1,034,486	$1,033,293
11/30/17	$1,031,770	$1,028,947	$1,027,417
12/31/17	$1,043,697	$1,039,702	$1,037,685
1/31/18	$1,034,312	$1,027,461	$1,025,471
2/28/18	$1,031,544	$1,024,391	$1,022,232
3/31/18	$1,034,411	$1,028,172	$1,025,231
4/30/18	$1,032,395	$1,024,503	$1,020,973
5/31/18	$1,046,393	$1,036,235	$1,032,502
6/30/18	$1,047,437	$1,037,119	$1,033,077
7/31/18	$1,050,154	$1,039,636	$1,035,007
8/31/18	$1,051,392	$1,042,306	$1,037,009
9/30/18	$1,045,412	$1,035,558	$1,030,694
10/31/18	$1,037,717	$1,029,181	$1,024,197
11/30/18	$1,045,382	$1,040,572	$1,036,208
12/31/18	$1,052,851	$1,053,031	$1,048,491
1/31/19	$1,058,446	$1,060,991	$1,056,250
2/28/19	$1,066,087	$1,066,672	$1,061,993
3/31/19	$1,085,206	$1,083,534	$1,078,476
4/30/19	$1,091,696	$1,087,606	$1,082,196
5/31/19	$1,104,845	$1,102,600	$1,097,116
6/30/19	$1,108,080	$1,106,671	$1,100,515
7/31/19	$1,113,254	$1,115,590	$1,109,212
8/31/19	$1,133,060	$1,133,187	$1,125,125
9/30/19	$1,128,248	$1,124,103	$1,115,931
10/31/19	$1,126,353	$1,126,118	$1,117,271
11/30/19	$1,128,347	$1,128,934	$1,120,071
12/31/19	$1,131,252	$1,132,381	$1,123,112
1/31/20	$1,148,799	$1,152,726	$1,142,834
2/29/20	$1,165,329	$1,167,591	$1,156,691
3/31/20	$1,123,921	$1,125,239	$1,114,013
4/30/20	$1,100,108	$1,111,117	$1,094,839
5/31/20	$1,131,506	$1,146,463	$1,130,146
6/30/20	$1,147,275	$1,155,899	$1,140,144
7/31/20	$1,164,082	$1,175,367	$1,156,890
8/31/20	$1,155,861	$1,169,852	$1,148,198
9/30/20	$1,152,715	$1,170,100	$1,146,174
10/31/20	$1,150,619	$1,166,585	$1,142,374
11/30/20	$1,172,391	$1,184,190	$1,164,523
12/31/20	$1,183,418	$1,191,404	$1,174,353
1/31/21	$1,193,070	$1,198,996	$1,182,451
2/28/21	$1,173,981	$1,179,946	$1,162,446
3/31/21	$1,179,786	$1,187,223	$1,169,780
4/30/21	$1,192,743	$1,197,181	$1,182,398
5/31/21	$1,200,395	$1,200,752	$1,187,884
6/30/21	$1,206,177	$1,204,050	$1,191,791
7/31/21	$1,214,996	$1,214,035	$1,201,186
8/31/21	$1,208,565	$1,209,580	$1,194,973
9/30/21	$1,199,196	$1,200,851	$1,185,374
10/31/21	$1,198,894	$1,197,340	$1,182,600
11/30/21	$1,209,750	$1,207,533	$1,193,872
12/31/21	$1,211,386	$1,209,481	$1,196,288
1/31/22	$1,181,322	$1,176,374	$1,162,462
2/28/22	$1,174,981	$1,172,159	$1,158,078
3/31/22	$1,134,955	$1,134,161	$1,118,116
4/30/22	$1,101,368	$1,102,791	$1,085,558
5/31/22	$1,117,863	$1,119,173	$1,107,358
6/30/22	$1,091,452	$1,100,843	$1,083,699
7/31/22	$1,121,627	$1,129,929	$1,113,523
8/31/22	$1,095,342	$1,105,165	$1,085,814
9/30/22	$1,052,734	$1,062,748	$1,043,658
10/31/22	$1,041,855	$1,053,910	$1,033,872
11/30/22	$1,097,703	$1,103,205	$1,086,947
12/31/22	$1,094,667	$1,106,363	$1,089,398
1/31/23	$1,132,978	$1,138,143	$1,125,049
2/28/23	$1,106,827	$1,112,408	$1,097,949
3/31/23	$1,125,952	$1,137,089	$1,124,437
4/30/23	$1,129,951	$1,134,492	$1,122,722
5/31/23	$1,124,718	$1,124,661	$1,112,736
6/30/23	$1,137,763	$1,135,927	$1,126,277
7/31/23	$1,139,762	$1,140,420	$1,129,207
8/31/23	$1,126,112	$1,124,003	$1,111,190
9/30/23	$1,097,581	$1,091,060	$1,076,155
10/31/23	$1,081,640	$1,081,775	$1,067,014
11/30/23	$1,149,598	$1,150,447	$1,140,976
12/31/23	$1,182,286	$1,177,186	$1,169,098
1/31/24	$1,181,208	$1,171,174	$1,162,332
2/29/24	$1,183,592	$1,172,678	$1,162,305
3/31/24	$1,183,874	$1,172,641	$1,160,506
4/30/24	$1,172,151	$1,158,118	$1,146,479
5/31/24	$1,173,731	$1,154,721	$1,143,249
6/30/24	$1,190,232	$1,172,420	$1,163,125
7/31/24	$1,199,215	$1,183,106	$1,173,151
8/31/24	$1,205,251	$1,192,437	$1,181,430
9/30/24	$1,216,352	$1,204,223	$1,193,215
10/31/24	$1,204,298	$1,186,664	$1,174,021
11/30/24	$1,222,323	$1,207,162	$1,197,423
12/31/24	$1,207,897	$1,189,588	$1,178,893
1/31/25	$1,207,832	$1,195,550	$1,184,370
2/28/25	$1,220,145	$1,207,404	$1,195,156
3/31/25	$1,198,601	$1,186,941	$1,171,830
4/30/25	$1,191,994	$1,177,379	$1,164,486
5/31/25	$1,184,255	$1,178,135	$1,162,279
6/30/25	$1,190,022	$1,185,469	$1,169,171
7/31/25	$1,183,317	$1,183,075	$1,164,567
8/31/25	$1,192,848	$1,193,358	$1,173,195
9/30/25	$1,226,319	$1,220,994	$1,204,022
10/31/25	$1,240,663	$1,236,137	$1,219,873
11/30/25	$1,241,875	$1,238,973	$1,221,229
12/31/25	$1,242,278	$1,240,088	$1,222,449
1/31/26	$1,250,660	$1,251,726	$1,233,798
2/28/26	$1,268,360	$1,267,326	$1,250,720
3/31/26	$1,246,238	$1,237,891	$1,221,158

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	3.97%	1.10%	2.23%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PNYPX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1992TSRAR_033126

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO New York Municipal Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the industrial revenue sector contributed to relative performance versus the Bloomberg New York Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Security selection within the education sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the transportation sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the general obligation segment detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg New York Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,006,215	$1,007,353	$1,007,972
5/31/16	$1,010,453	$1,010,078	$1,010,449
6/30/16	$1,028,989	$1,026,147	$1,025,190
7/31/16	$1,029,012	$1,026,773	$1,026,461
8/31/16	$1,032,583	$1,028,159	$1,027,578
9/30/16	$1,028,330	$1,023,027	$1,022,356
10/31/16	$1,017,446	$1,012,295	$1,011,358
11/30/16	$979,116	$974,540	$975,662
12/31/16	$987,272	$985,982	$987,434
1/31/17	$992,530	$992,482	$993,442
2/28/17	$1,000,699	$999,374	$999,682
3/31/17	$1,005,447	$1,001,543	$1,002,063
4/30/17	$1,011,661	$1,008,810	$1,009,290
5/31/17	$1,026,141	$1,024,821	$1,025,511
6/30/17	$1,026,358	$1,021,145	$1,021,904
7/31/17	$1,031,603	$1,029,407	$1,029,914
8/31/17	$1,036,952	$1,037,241	$1,036,727
9/30/17	$1,032,325	$1,031,967	$1,030,807
10/31/17	$1,034,789	$1,034,486	$1,033,293
11/30/17	$1,030,909	$1,028,947	$1,027,417
12/31/17	$1,042,786	$1,039,702	$1,037,685
1/31/18	$1,033,361	$1,027,461	$1,025,471
2/28/18	$1,030,557	$1,024,391	$1,022,232
3/31/18	$1,033,380	$1,028,172	$1,025,231
4/30/18	$1,031,321	$1,024,503	$1,020,973
5/31/18	$1,045,260	$1,036,235	$1,032,502
6/30/18	$1,046,264	$1,037,119	$1,033,077
7/31/18	$1,048,931	$1,039,636	$1,035,007
8/31/18	$1,050,131	$1,042,306	$1,037,009
9/30/18	$1,044,107	$1,035,558	$1,030,694
10/31/18	$1,036,379	$1,029,181	$1,024,197
11/30/18	$1,043,997	$1,040,572	$1,036,208
12/31/18	$1,051,406	$1,053,031	$1,048,491
1/31/19	$1,056,945	$1,060,991	$1,056,250
2/28/19	$1,064,536	$1,066,672	$1,061,993
3/31/19	$1,083,581	$1,083,534	$1,078,476
4/30/19	$1,090,014	$1,087,606	$1,082,196
5/31/19	$1,103,100	$1,102,600	$1,097,116
6/30/19	$1,106,278	$1,106,671	$1,100,515
7/31/19	$1,111,396	$1,115,590	$1,109,212
8/31/19	$1,131,127	$1,133,187	$1,125,125
9/30/19	$1,126,270	$1,124,103	$1,115,931
10/31/19	$1,124,329	$1,126,118	$1,117,271
11/30/19	$1,126,277	$1,128,934	$1,120,071
12/31/19	$1,129,125	$1,132,381	$1,123,112
1/31/20	$1,146,594	$1,152,726	$1,142,834
2/29/20	$1,163,044	$1,167,591	$1,156,691
3/31/20	$1,121,667	$1,125,239	$1,114,013
4/30/20	$1,097,856	$1,111,117	$1,094,839
5/31/20	$1,129,143	$1,146,463	$1,130,146
6/30/20	$1,144,832	$1,155,899	$1,140,144
7/31/20	$1,161,561	$1,175,367	$1,156,890
8/31/20	$1,153,303	$1,169,852	$1,148,198
9/30/20	$1,150,116	$1,170,100	$1,146,174
10/31/20	$1,147,979	$1,166,585	$1,142,374
11/30/20	$1,169,649	$1,184,190	$1,164,523
12/31/20	$1,180,610	$1,191,404	$1,174,353
1/31/21	$1,190,180	$1,198,996	$1,182,451
2/28/21	$1,171,091	$1,179,946	$1,162,446
3/31/21	$1,176,831	$1,187,223	$1,169,780
4/30/21	$1,189,713	$1,197,181	$1,182,398
5/31/21	$1,197,288	$1,200,752	$1,187,884
6/30/21	$1,203,006	$1,204,050	$1,191,791
7/31/21	$1,211,759	$1,214,035	$1,201,186
8/31/21	$1,205,283	$1,209,580	$1,194,973
9/30/21	$1,195,886	$1,200,851	$1,185,374
10/31/21	$1,195,528	$1,197,340	$1,182,600
11/30/21	$1,206,290	$1,207,533	$1,193,872
12/31/21	$1,207,854	$1,209,481	$1,196,288
1/31/22	$1,177,820	$1,176,374	$1,162,462
2/28/22	$1,171,460	$1,172,159	$1,158,078
3/31/22	$1,131,506	$1,134,161	$1,118,116
4/30/22	$1,097,985	$1,102,791	$1,085,558
5/31/22	$1,114,390	$1,119,173	$1,107,358
6/30/22	$1,088,021	$1,100,843	$1,083,699
7/31/22	$1,118,054	$1,129,929	$1,113,523
8/31/22	$1,091,805	$1,105,165	$1,085,814
9/30/22	$1,049,289	$1,062,748	$1,043,658
10/31/22	$1,038,404	$1,053,910	$1,033,872
11/30/22	$1,094,030	$1,103,205	$1,086,947
12/31/22	$1,090,952	$1,106,363	$1,089,398
1/31/23	$1,129,089	$1,138,143	$1,125,049
2/28/23	$1,102,987	$1,112,408	$1,097,949
3/31/23	$1,121,994	$1,137,089	$1,124,437
4/30/23	$1,125,935	$1,134,492	$1,122,722
5/31/23	$1,120,674	$1,124,661	$1,112,736
6/30/23	$1,133,625	$1,135,927	$1,126,277
7/31/23	$1,135,572	$1,140,420	$1,129,207
8/31/23	$1,121,924	$1,124,003	$1,111,190
9/30/23	$1,093,452	$1,091,060	$1,076,155
10/31/23	$1,077,526	$1,081,775	$1,067,014
11/30/23	$1,145,184	$1,150,447	$1,140,976
12/31/23	$1,177,698	$1,177,186	$1,169,098
1/31/24	$1,176,576	$1,171,174	$1,162,332
2/29/24	$1,178,903	$1,172,678	$1,162,305
3/31/24	$1,179,136	$1,172,641	$1,160,506
4/30/24	$1,167,412	$1,158,118	$1,146,479
5/31/24	$1,168,931	$1,154,721	$1,143,249
6/30/24	$1,185,319	$1,172,420	$1,163,125
7/31/24	$1,194,210	$1,183,106	$1,173,151
8/31/24	$1,200,167	$1,192,437	$1,181,430
9/30/24	$1,211,175	$1,204,223	$1,193,215
10/31/24	$1,199,122	$1,186,664	$1,174,021
11/30/24	$1,217,021	$1,207,162	$1,197,423
12/31/24	$1,202,609	$1,189,588	$1,178,893
1/31/25	$1,202,493	$1,195,550	$1,184,370
2/28/25	$1,214,702	$1,207,404	$1,195,156
3/31/25	$1,193,202	$1,186,941	$1,171,830
4/30/25	$1,186,582	$1,177,379	$1,164,486
5/31/25	$1,178,825	$1,178,135	$1,162,279
6/30/25	$1,184,519	$1,185,469	$1,169,171
7/31/25	$1,177,793	$1,183,075	$1,164,567
8/31/25	$1,187,229	$1,193,358	$1,173,195
9/30/25	$1,220,495	$1,220,994	$1,204,022
10/31/25	$1,234,716	$1,236,137	$1,219,873
11/30/25	$1,235,875	$1,238,973	$1,221,229
12/31/25	$1,236,226	$1,240,088	$1,222,449
1/31/26	$1,244,514	$1,251,726	$1,233,798
2/28/26	$1,262,081	$1,267,326	$1,250,720
3/31/26	$1,240,018	$1,237,891	$1,221,158

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.92%	1.05%	2.17%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg New York Municipal Bond Index	4.21%	0.86%	2.02%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$960,279
# of Portfolio Holdings	270
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$2,036
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Income Tax Revenue	16.4%
Water Revenue	8.4%
College & University Revenue	7.5%
Sovereign	7.0%
Port, Airport & Marina Revenue	6.7%
Local or Guaranteed Housing	6.5%
Sales Tax Revenue	5.3%
Ad Valorem Property Tax	5.3%
Electric Power & Light Revenue	4.6%
Health, Hospital & Nursing Home Revenue	4.3%
Natural Gas Revenue	3.7%
Other Investments	17.3%
Short-Term Instruments	4.6%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PNYNX

PIMCO New York Municipal Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2234TSRAR_033126

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$9,781	$10,000	$10,000
4/30/16	$9,799	$10,074	$10,011
5/31/16	$9,793	$10,101	$10,016
6/30/16	$9,823	$10,261	$10,034
7/31/16	$9,829	$10,268	$10,051
8/31/16	$9,835	$10,282	$10,036
9/30/16	$9,807	$10,230	$10,015
10/31/16	$9,790	$10,123	$10,022
11/30/16	$9,670	$9,745	$9,978
12/31/16	$9,678	$9,860	$9,998
1/31/17	$9,721	$9,925	$10,034
2/28/17	$9,777	$9,994	$10,067
3/31/17	$9,787	$10,015	$10,067
4/30/17	$9,808	$10,088	$10,083
5/31/17	$9,852	$10,248	$10,102
6/30/17	$9,827	$10,211	$10,093
7/31/17	$9,871	$10,294	$10,118
8/31/17	$9,904	$10,372	$10,140
9/30/17	$9,890	$10,320	$10,128
10/31/17	$9,888	$10,345	$10,129
11/30/17	$9,839	$10,289	$10,083
12/31/17	$9,862	$10,397	$10,090
1/31/18	$9,861	$10,275	$10,118
2/28/18	$9,849	$10,244	$10,136
3/31/18	$9,848	$10,282	$10,128
4/30/18	$9,836	$10,245	$10,119
5/31/18	$9,871	$10,362	$10,152
6/30/18	$9,896	$10,371	$10,188
7/31/18	$9,907	$10,396	$10,209
8/31/18	$9,909	$10,423	$10,206
9/30/18	$9,898	$10,356	$10,186
10/31/18	$9,887	$10,292	$10,195
11/30/18	$9,926	$10,406	$10,227
12/31/18	$9,963	$10,530	$10,265
1/31/19	$10,000	$10,610	$10,297
2/28/19	$10,026	$10,667	$10,321
3/31/19	$10,088	$10,835	$10,349
4/30/19	$10,090	$10,876	$10,357
5/31/19	$10,152	$11,026	$10,395
6/30/19	$10,177	$11,067	$10,427
7/31/19	$10,226	$11,156	$10,462
8/31/19	$10,263	$11,332	$10,476
9/30/19	$10,227	$11,241	$10,454
10/31/19	$10,251	$11,261	$10,484
11/30/19	$10,263	$11,289	$10,503
12/31/19	$10,275	$11,324	$10,518
1/31/20	$10,334	$11,527	$10,555
2/29/20	$10,357	$11,676	$10,577
3/31/20	$10,223	$11,252	$10,524
4/30/20	$10,199	$11,111	$10,548
5/31/20	$10,343	$11,465	$10,652
6/30/20	$10,402	$11,559	$10,652
7/31/20	$10,460	$11,754	$10,679
8/31/20	$10,456	$11,699	$10,681
9/30/20	$10,463	$11,701	$10,689
10/31/20	$10,457	$11,666	$10,680
11/30/20	$10,499	$11,842	$10,694
12/31/20	$10,530	$11,914	$10,703
1/31/21	$10,547	$11,990	$10,721
2/28/21	$10,505	$11,799	$10,717
3/31/21	$10,523	$11,872	$10,725
4/30/21	$10,553	$11,972	$10,732
5/31/21	$10,558	$12,008	$10,737
6/30/21	$10,551	$12,040	$10,736
7/31/21	$10,581	$12,140	$10,750
8/31/21	$10,573	$12,096	$10,747
9/30/21	$10,542	$12,009	$10,736
10/31/21	$10,521	$11,973	$10,734
11/30/21	$10,538	$12,075	$10,737
12/31/21	$10,524	$12,095	$10,736
1/31/22	$10,429	$11,764	$10,665
2/28/22	$10,399	$11,722	$10,651
3/31/22	$10,281	$11,342	$10,563
4/30/22	$10,190	$11,028	$10,520
5/31/22	$10,247	$11,192	$10,600
6/30/22	$10,207	$11,008	$10,603
7/31/22	$10,304	$11,299	$10,661
8/31/22	$10,217	$11,052	$10,576
9/30/22	$10,082	$10,627	$10,485
10/31/22	$10,059	$10,539	$10,499
11/30/22	$10,212	$11,032	$10,620
12/31/22	$10,245	$11,064	$10,614
1/31/23	$10,361	$11,381	$10,704
2/28/23	$10,269	$11,124	$10,613
3/31/23	$10,378	$11,371	$10,727
4/30/23	$10,373	$11,345	$10,696
5/31/23	$10,344	$11,247	$10,684
6/30/23	$10,394	$11,359	$10,735
7/31/23	$10,414	$11,404	$10,758
8/31/23	$10,412	$11,240	$10,770
9/30/23	$10,335	$10,911	$10,725
10/31/23	$10,333	$10,818	$10,755
11/30/23	$10,550	$11,504	$10,911
12/31/23	$10,666	$11,772	$10,974
1/31/24	$10,677	$11,712	$10,971
2/29/24	$10,690	$11,727	$10,988
3/31/24	$10,703	$11,726	$10,987
4/30/24	$10,665	$11,581	$10,988
5/31/24	$10,667	$11,547	$11,015
6/30/24	$10,756	$11,724	$11,077
7/31/24	$10,822	$11,831	$11,150
8/31/24	$10,903	$11,924	$11,223
9/30/24	$10,955	$12,042	$11,258
10/31/24	$10,890	$11,867	$11,230
11/30/24	$10,969	$12,072	$11,274
12/31/24	$10,930	$11,896	$11,272
1/31/25	$10,969	$11,955	$11,331
2/28/25	$11,035	$12,074	$11,378
3/31/25	$11,007	$11,869	$11,390
4/30/25	$10,994	$11,774	$11,370
5/31/25	$11,048	$11,781	$11,425
6/30/25	$11,127	$11,855	$11,484
7/31/25	$11,167	$11,831	$11,542
8/31/25	$11,236	$11,934	$11,589
9/30/25	$11,289	$12,210	$11,598
10/31/25	$11,319	$12,361	$11,591
11/30/25	$11,345	$12,390	$11,624
12/31/25	$11,374	$12,401	$11,662
1/31/26	$11,440	$12,517	$11,728
2/28/26	$11,494	$12,673	$11,776
3/31/26	$11,414	$12,379	$11,736

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.70%	1.64%	1.56%
Class A (including sales charge)	1.38%	1.17%	1.33%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PSDAX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4039TSRAR_033126

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.03%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,016	$10,074	$10,011
5/31/16	$10,008	$10,101	$10,016
6/30/16	$10,036	$10,261	$10,034
7/31/16	$10,039	$10,268	$10,051
8/31/16	$10,043	$10,282	$10,036
9/30/16	$10,012	$10,230	$10,015
10/31/16	$9,992	$10,123	$10,022
11/30/16	$9,867	$9,745	$9,978
12/31/16	$9,873	$9,860	$9,998
1/31/17	$9,914	$9,925	$10,034
2/28/17	$9,969	$9,994	$10,067
3/31/17	$9,976	$10,015	$10,067
4/30/17	$9,995	$10,088	$10,083
5/31/17	$10,037	$10,248	$10,102
6/30/17	$10,009	$10,211	$10,093
7/31/17	$10,052	$10,294	$10,118
8/31/17	$10,083	$10,372	$10,140
9/30/17	$10,067	$10,320	$10,128
10/31/17	$10,061	$10,345	$10,129
11/30/17	$10,010	$10,289	$10,083
12/31/17	$10,030	$10,397	$10,090
1/31/18	$10,027	$10,275	$10,118
2/28/18	$10,012	$10,244	$10,136
3/31/18	$10,009	$10,282	$10,128
4/30/18	$9,994	$10,245	$10,119
5/31/18	$10,027	$10,362	$10,152
6/30/18	$10,050	$10,371	$10,188
7/31/18	$10,059	$10,396	$10,209
8/31/18	$10,058	$10,423	$10,206
9/30/18	$10,044	$10,356	$10,186
10/31/18	$10,031	$10,292	$10,195
11/30/18	$10,067	$10,406	$10,227
12/31/18	$10,102	$10,530	$10,265
1/31/19	$10,137	$10,610	$10,297
2/28/19	$10,162	$10,667	$10,321
3/31/19	$10,222	$10,835	$10,349
4/30/19	$10,221	$10,876	$10,357
5/31/19	$10,282	$11,026	$10,395
6/30/19	$10,304	$11,067	$10,427
7/31/19	$10,351	$11,156	$10,462
8/31/19	$10,386	$11,332	$10,476
9/30/19	$10,347	$11,241	$10,454
10/31/19	$10,369	$11,261	$10,484
11/30/19	$10,379	$11,289	$10,503
12/31/19	$10,388	$11,324	$10,518
1/31/20	$10,445	$11,527	$10,555
2/29/20	$10,466	$11,676	$10,577
3/31/20	$10,328	$11,252	$10,524
4/30/20	$10,301	$11,111	$10,548
5/31/20	$10,444	$11,465	$10,652
6/30/20	$10,501	$11,559	$10,652
7/31/20	$10,557	$11,754	$10,679
8/31/20	$10,550	$11,699	$10,681
9/30/20	$10,554	$11,701	$10,689
10/31/20	$10,545	$11,666	$10,680
11/30/20	$10,586	$11,842	$10,694
12/31/20	$10,613	$11,914	$10,703
1/31/21	$10,628	$11,990	$10,721
2/28/21	$10,583	$11,799	$10,717
3/31/21	$10,598	$11,872	$10,725
4/30/21	$10,626	$11,972	$10,732
5/31/21	$10,629	$12,008	$10,737
6/30/21	$10,619	$12,040	$10,736
7/31/21	$10,647	$12,140	$10,750
8/31/21	$10,636	$12,096	$10,747
9/30/21	$10,601	$12,009	$10,736
10/31/21	$10,578	$11,973	$10,734
11/30/21	$10,593	$12,075	$10,737
12/31/21	$10,576	$12,095	$10,736
1/31/22	$10,478	$11,764	$10,665
2/28/22	$10,445	$11,722	$10,651
3/31/22	$10,324	$11,342	$10,563
4/30/22	$10,230	$11,028	$10,520
5/31/22	$10,284	$11,192	$10,600
6/30/22	$10,242	$11,008	$10,603
7/31/22	$10,336	$11,299	$10,661
8/31/22	$10,247	$11,052	$10,576
9/30/22	$10,109	$10,627	$10,485
10/31/22	$10,083	$10,539	$10,499
11/30/22	$10,234	$11,032	$10,620
12/31/22	$10,264	$11,064	$10,614
1/31/23	$10,379	$11,381	$10,704
2/28/23	$10,284	$11,124	$10,613
3/31/23	$10,390	$11,371	$10,727
4/30/23	$10,383	$11,345	$10,696
5/31/23	$10,351	$11,247	$10,684
6/30/23	$10,398	$11,359	$10,735
7/31/23	$10,416	$11,404	$10,758
8/31/23	$10,411	$11,240	$10,770
9/30/23	$10,332	$10,911	$10,725
10/31/23	$10,327	$10,818	$10,755
11/30/23	$10,541	$11,504	$10,911
12/31/23	$10,654	$11,772	$10,974
1/31/24	$10,663	$11,712	$10,971
2/29/24	$10,673	$11,727	$10,988
3/31/24	$10,684	$11,726	$10,987
4/30/24	$10,643	$11,581	$10,988
5/31/24	$10,642	$11,547	$11,015
6/30/24	$10,729	$11,724	$11,077
7/31/24	$10,791	$11,831	$11,150
8/31/24	$10,869	$11,924	$11,223
9/30/24	$10,918	$12,042	$11,258
10/31/24	$10,851	$11,867	$11,230
11/30/24	$10,927	$12,072	$11,274
12/31/24	$10,885	$11,896	$11,272
1/31/25	$10,922	$11,955	$11,331
2/28/25	$10,985	$12,074	$11,378
3/31/25	$10,954	$11,869	$11,390
4/30/25	$10,939	$11,774	$11,370
5/31/25	$10,989	$11,781	$11,425
6/30/25	$11,065	$11,855	$11,484
7/31/25	$11,102	$11,831	$11,542
8/31/25	$11,167	$11,934	$11,589
9/30/25	$11,218	$12,210	$11,598
10/31/25	$11,244	$12,361	$11,591
11/30/25	$11,268	$12,390	$11,624
12/31/25	$11,293	$12,401	$11,662
1/31/26	$11,357	$12,517	$11,728
2/28/26	$11,408	$12,673	$11,776
3/31/26	$11,326	$12,379	$11,736

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.39%	1.34%	1.25%
Class C (including sales charge)	2.39%	1.34%	1.25%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PSDCX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4239TSRAR_033126

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.33%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,221	$1,007,353	$1,001,110
5/31/16	$1,001,961	$1,010,078	$1,001,615
6/30/16	$1,005,312	$1,026,147	$1,003,352
7/31/16	$1,006,275	$1,026,773	$1,005,108
8/31/16	$1,007,235	$1,028,159	$1,003,596
9/30/16	$1,004,742	$1,023,027	$1,001,455
10/31/16	$1,003,304	$1,012,295	$1,002,162
11/30/16	$991,291	$974,540	$997,808
12/31/16	$992,514	$985,982	$999,774
1/31/17	$997,253	$992,482	$1,003,413
2/28/17	$1,003,305	$999,374	$1,006,710
3/31/17	$1,004,677	$1,001,543	$1,006,697
4/30/17	$1,007,108	$1,008,810	$1,008,301
5/31/17	$1,011,977	$1,024,821	$1,010,185
6/30/17	$1,009,770	$1,021,145	$1,009,327
7/31/17	$1,014,601	$1,029,407	$1,011,752
8/31/17	$1,018,333	$1,037,241	$1,014,029
9/30/17	$1,017,308	$1,031,967	$1,012,820
10/31/17	$1,017,371	$1,034,486	$1,012,919
11/30/17	$1,012,730	$1,028,947	$1,008,350
12/31/17	$1,015,419	$1,039,702	$1,009,016
1/31/18	$1,015,639	$1,027,461	$1,011,826
2/28/18	$1,014,732	$1,024,391	$1,013,561
3/31/18	$1,015,028	$1,028,172	$1,012,809
4/30/18	$1,014,104	$1,024,503	$1,011,889
5/31/18	$1,018,031	$1,036,235	$1,015,228
6/30/18	$1,020,929	$1,037,119	$1,018,800
7/31/18	$1,022,466	$1,039,636	$1,020,920
8/31/18	$1,023,053	$1,042,306	$1,020,552
9/30/18	$1,022,134	$1,035,558	$1,018,596
10/31/18	$1,021,407	$1,029,181	$1,019,494
11/30/18	$1,025,748	$1,040,572	$1,022,697
12/31/18	$1,029,914	$1,053,031	$1,026,541
1/31/19	$1,034,050	$1,060,991	$1,029,733
2/28/19	$1,037,141	$1,066,672	$1,032,069
3/31/19	$1,043,854	$1,083,534	$1,034,892
4/30/19	$1,044,424	$1,087,606	$1,035,655
5/31/19	$1,051,215	$1,102,600	$1,039,511
6/30/19	$1,054,100	$1,106,671	$1,042,725
7/31/19	$1,059,519	$1,115,590	$1,046,161
8/31/19	$1,063,772	$1,133,187	$1,047,637
9/30/19	$1,060,319	$1,124,103	$1,045,440
10/31/19	$1,063,188	$1,126,118	$1,048,447
11/30/19	$1,064,839	$1,128,934	$1,050,267
12/31/19	$1,066,407	$1,132,381	$1,051,820
1/31/20	$1,072,950	$1,152,726	$1,055,526
2/29/20	$1,075,639	$1,167,591	$1,057,665
3/31/20	$1,062,042	$1,125,239	$1,052,397
4/30/20	$1,059,871	$1,111,117	$1,054,823
5/31/20	$1,075,230	$1,146,463	$1,065,248
6/30/20	$1,081,731	$1,155,899	$1,065,236
7/31/20	$1,088,202	$1,175,367	$1,067,906
8/31/20	$1,088,062	$1,169,852	$1,068,080
9/30/20	$1,089,185	$1,170,100	$1,068,879
10/31/20	$1,088,909	$1,166,585	$1,068,019
11/30/20	$1,093,673	$1,184,190	$1,069,356
12/31/20	$1,097,254	$1,191,404	$1,070,310
1/31/21	$1,099,381	$1,198,996	$1,072,078
2/28/21	$1,095,344	$1,179,946	$1,071,725
3/31/21	$1,097,553	$1,187,223	$1,072,500
4/30/21	$1,101,124	$1,197,181	$1,073,239
5/31/21	$1,101,970	$1,200,752	$1,073,668
6/30/21	$1,101,641	$1,204,050	$1,073,612
7/31/21	$1,105,136	$1,214,035	$1,074,958
8/31/21	$1,104,697	$1,209,580	$1,074,737
9/30/21	$1,101,728	$1,200,851	$1,073,621
10/31/21	$1,099,946	$1,197,340	$1,073,388
11/30/21	$1,102,079	$1,207,533	$1,073,699
12/31/21	$1,101,031	$1,209,481	$1,073,609
1/31/22	$1,091,490	$1,176,374	$1,066,507
2/28/22	$1,088,633	$1,172,159	$1,065,138
3/31/22	$1,076,683	$1,134,161	$1,056,276
4/30/22	$1,067,478	$1,102,791	$1,052,018
5/31/22	$1,073,782	$1,119,173	$1,060,029
6/30/22	$1,069,935	$1,100,843	$1,060,336
7/31/22	$1,080,470	$1,129,929	$1,066,057
8/31/22	$1,071,761	$1,105,165	$1,057,618
9/30/22	$1,057,961	$1,062,748	$1,048,512
10/31/22	$1,055,869	$1,053,910	$1,049,865
11/30/22	$1,072,308	$1,103,205	$1,061,967
12/31/22	$1,076,126	$1,106,363	$1,061,441
1/31/23	$1,088,728	$1,138,143	$1,070,350
2/28/23	$1,079,337	$1,112,408	$1,061,303
3/31/23	$1,091,181	$1,137,089	$1,072,697
4/30/23	$1,091,018	$1,134,492	$1,069,590
5/31/23	$1,088,362	$1,124,661	$1,068,423
6/30/23	$1,093,922	$1,135,927	$1,073,510
7/31/23	$1,096,468	$1,140,420	$1,075,820
8/31/23	$1,096,581	$1,124,003	$1,076,984
9/30/23	$1,088,833	$1,091,060	$1,072,542
10/31/23	$1,088,977	$1,081,775	$1,075,496
11/30/23	$1,112,204	$1,150,447	$1,091,075
12/31/23	$1,124,820	$1,177,186	$1,097,449
1/31/24	$1,126,348	$1,171,174	$1,097,088
2/29/24	$1,128,082	$1,172,678	$1,098,780
3/31/24	$1,129,881	$1,172,641	$1,098,703
4/30/24	$1,126,223	$1,158,118	$1,098,838
5/31/24	$1,126,832	$1,154,721	$1,101,496
6/30/24	$1,136,602	$1,172,420	$1,107,723
7/31/24	$1,143,892	$1,183,106	$1,115,008
8/31/24	$1,152,868	$1,192,437	$1,122,317
9/30/24	$1,158,727	$1,204,223	$1,125,845
10/31/24	$1,152,305	$1,186,664	$1,123,031
11/30/24	$1,161,068	$1,207,162	$1,127,445
12/31/24	$1,157,294	$1,189,588	$1,127,177
1/31/25	$1,161,877	$1,195,550	$1,133,088
2/28/25	$1,169,209	$1,207,404	$1,137,844
3/31/25	$1,166,598	$1,186,941	$1,139,038
4/30/25	$1,165,631	$1,177,379	$1,137,045
5/31/25	$1,171,691	$1,178,135	$1,142,475
6/30/25	$1,180,482	$1,185,469	$1,148,388
7/31/25	$1,185,145	$1,183,075	$1,154,223
8/31/25	$1,192,815	$1,193,358	$1,158,898
9/30/25	$1,198,904	$1,220,994	$1,159,792
10/31/25	$1,202,471	$1,236,137	$1,159,146
11/30/25	$1,205,617	$1,238,973	$1,162,437
12/31/25	$1,209,079	$1,240,088	$1,166,237
1/31/26	$1,216,597	$1,251,726	$1,172,752
2/28/26	$1,222,697	$1,267,326	$1,177,553
3/31/26	$1,214,601	$1,237,891	$1,173,646

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.11%	2.05%	1.96%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSDIX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS0053TSRAR_033126

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$44	0.43%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,136	$1,007,353	$1,001,110
5/31/16	$1,001,794	$1,010,078	$1,001,615
6/30/16	$1,005,062	$1,026,147	$1,003,352
7/31/16	$1,005,940	$1,026,773	$1,005,108
8/31/16	$1,006,814	$1,028,159	$1,003,596
9/30/16	$1,004,234	$1,023,027	$1,001,455
10/31/16	$1,002,717	$1,012,295	$1,002,162
11/30/16	$990,629	$974,540	$997,808
12/31/16	$991,768	$985,982	$999,774
1/31/17	$996,426	$992,482	$1,003,413
2/28/17	$1,002,396	$999,374	$1,006,710
3/31/17	$1,003,675	$1,001,543	$1,006,697
4/30/17	$1,006,027	$1,008,810	$1,008,301
5/31/17	$1,010,807	$1,024,821	$1,010,185
6/30/17	$1,008,515	$1,021,145	$1,009,327
7/31/17	$1,013,259	$1,029,407	$1,011,752
8/31/17	$1,016,900	$1,037,241	$1,014,029
9/30/17	$1,015,789	$1,031,967	$1,012,820
10/31/17	$1,015,769	$1,034,486	$1,012,919
11/30/17	$1,011,048	$1,028,947	$1,008,350
12/31/17	$1,013,643	$1,039,702	$1,009,016
1/31/18	$1,013,779	$1,027,461	$1,011,826
2/28/18	$1,012,795	$1,024,391	$1,013,561
3/31/18	$1,013,002	$1,028,172	$1,012,809
4/30/18	$1,011,999	$1,024,503	$1,011,889
5/31/18	$1,015,833	$1,036,235	$1,015,228
6/30/18	$1,018,637	$1,037,119	$1,018,800
7/31/18	$1,020,086	$1,039,636	$1,020,920
8/31/18	$1,020,577	$1,042,306	$1,020,552
9/30/18	$1,019,584	$1,035,558	$1,018,596
10/31/18	$1,018,772	$1,029,181	$1,019,494
11/30/18	$1,023,012	$1,040,572	$1,022,697
12/31/18	$1,027,085	$1,053,031	$1,026,541
1/31/19	$1,031,125	$1,060,991	$1,029,733
2/28/19	$1,034,129	$1,066,672	$1,032,069
3/31/19	$1,040,735	$1,083,534	$1,034,892
4/30/19	$1,041,218	$1,087,606	$1,035,655
5/31/19	$1,047,897	$1,102,600	$1,039,511
6/30/19	$1,050,694	$1,106,671	$1,042,725
7/31/19	$1,056,006	$1,115,590	$1,046,161
8/31/19	$1,060,150	$1,133,187	$1,047,637
9/30/19	$1,056,627	$1,124,103	$1,045,440
10/31/19	$1,059,397	$1,126,118	$1,048,447
11/30/19	$1,060,953	$1,128,934	$1,050,267
12/31/19	$1,062,425	$1,132,381	$1,051,820
1/31/20	$1,068,850	$1,152,726	$1,055,526
2/29/20	$1,071,447	$1,167,591	$1,057,665
3/31/20	$1,057,816	$1,125,239	$1,052,397
4/30/20	$1,055,567	$1,111,117	$1,054,823
5/31/20	$1,070,775	$1,146,463	$1,065,248
6/30/20	$1,077,161	$1,155,899	$1,065,236
7/31/20	$1,083,508	$1,175,367	$1,067,906
8/31/20	$1,083,282	$1,169,852	$1,068,080
9/30/20	$1,084,311	$1,170,100	$1,068,879
10/31/20	$1,083,941	$1,166,585	$1,068,019
11/30/20	$1,088,598	$1,184,190	$1,069,356
12/31/20	$1,092,064	$1,191,404	$1,070,310
1/31/21	$1,094,097	$1,198,996	$1,072,078
2/28/21	$1,089,994	$1,179,946	$1,071,725
3/31/21	$1,092,099	$1,187,223	$1,072,500
4/30/21	$1,095,556	$1,197,181	$1,073,239
5/31/21	$1,096,312	$1,200,752	$1,073,668
6/30/21	$1,095,894	$1,204,050	$1,073,612
7/31/21	$1,099,276	$1,214,035	$1,074,958
8/31/21	$1,098,749	$1,209,580	$1,074,737
9/30/21	$1,095,702	$1,200,851	$1,073,621
10/31/21	$1,093,837	$1,197,340	$1,073,388
11/30/21	$1,095,869	$1,207,533	$1,073,699
12/31/21	$1,094,728	$1,209,481	$1,073,609
1/31/22	$1,085,155	$1,176,374	$1,066,507
2/28/22	$1,082,233	$1,172,159	$1,065,138
3/31/22	$1,070,265	$1,134,161	$1,056,276
4/30/22	$1,061,023	$1,102,791	$1,052,018
5/31/22	$1,067,204	$1,119,173	$1,060,029
6/30/22	$1,063,293	$1,100,843	$1,060,336
7/31/22	$1,073,672	$1,129,929	$1,066,057
8/31/22	$1,064,926	$1,105,165	$1,057,618
9/30/22	$1,051,122	$1,062,748	$1,048,512
10/31/22	$1,048,959	$1,053,910	$1,049,865
11/30/22	$1,065,205	$1,103,205	$1,061,967
12/31/22	$1,068,900	$1,106,363	$1,061,441
1/31/23	$1,081,331	$1,138,143	$1,070,350
2/28/23	$1,071,921	$1,112,408	$1,061,303
3/31/23	$1,083,586	$1,137,089	$1,072,697
4/30/23	$1,083,342	$1,134,492	$1,069,590
5/31/23	$1,080,613	$1,124,661	$1,068,423
6/30/23	$1,086,038	$1,135,927	$1,073,510
7/31/23	$1,088,480	$1,140,420	$1,075,820
8/31/23	$1,088,499	$1,124,003	$1,076,984
9/30/23	$1,080,716	$1,091,060	$1,072,542
10/31/23	$1,080,771	$1,081,775	$1,075,496
11/30/23	$1,103,734	$1,150,447	$1,091,075
12/31/23	$1,116,157	$1,177,186	$1,097,449
1/31/24	$1,117,582	$1,171,174	$1,097,088
2/29/24	$1,119,214	$1,172,678	$1,098,780
3/31/24	$1,120,904	$1,172,641	$1,098,703
4/30/24	$1,117,183	$1,158,118	$1,098,838
5/31/24	$1,117,686	$1,154,721	$1,101,496
6/30/24	$1,127,291	$1,172,420	$1,107,723
7/31/24	$1,134,426	$1,183,106	$1,115,008
8/31/24	$1,143,226	$1,192,437	$1,122,317
9/30/24	$1,148,948	$1,204,223	$1,125,845
10/31/24	$1,142,483	$1,186,664	$1,123,031
11/30/24	$1,151,074	$1,207,162	$1,127,445
12/31/24	$1,147,234	$1,189,588	$1,127,177
1/31/25	$1,151,677	$1,195,550	$1,133,088
2/28/25	$1,158,856	$1,207,404	$1,137,844
3/31/25	$1,156,178	$1,186,941	$1,139,038
4/30/25	$1,155,129	$1,177,379	$1,137,045
5/31/25	$1,161,033	$1,178,135	$1,142,475
6/30/25	$1,169,652	$1,185,469	$1,148,388
7/31/25	$1,174,173	$1,183,075	$1,154,223
8/31/25	$1,181,668	$1,193,358	$1,158,898
9/30/25	$1,187,606	$1,220,994	$1,159,792
10/31/25	$1,191,033	$1,236,137	$1,159,146
11/30/25	$1,194,057	$1,238,973	$1,162,437
12/31/25	$1,197,382	$1,240,088	$1,166,237
1/31/26	$1,204,726	$1,251,726	$1,172,752
2/28/26	$1,210,674	$1,267,326	$1,177,553
3/31/26	$1,202,558	$1,237,891	$1,173,646

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.01%	1.95%	1.86%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PSDPX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS1917TSRAR_033126

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$125	1.23%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of Class C-2 shares (10/21/2020), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by Class C-2 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C-2 (excluding sales charge)	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,015	$10,074	$10,011
5/31/16	$10,005	$10,101	$10,016
6/30/16	$10,031	$10,261	$10,034
7/31/16	$10,033	$10,268	$10,051
8/31/16	$10,035	$10,282	$10,036
9/30/16	$10,002	$10,230	$10,015
10/31/16	$9,980	$10,123	$10,022
11/30/16	$9,854	$9,745	$9,978
12/31/16	$9,858	$9,860	$9,998
1/31/17	$9,898	$9,925	$10,034
2/28/17	$9,951	$9,994	$10,067
3/31/17	$9,957	$10,015	$10,067
4/30/17	$9,974	$10,088	$10,083
5/31/17	$10,014	$10,248	$10,102
6/30/17	$9,985	$10,211	$10,093
7/31/17	$10,025	$10,294	$10,118
8/31/17	$10,054	$10,372	$10,140
9/30/17	$10,037	$10,320	$10,128
10/31/17	$10,030	$10,345	$10,129
11/30/17	$9,977	$10,289	$10,083
12/31/17	$9,995	$10,397	$10,090
1/31/18	$9,990	$10,275	$10,118
2/28/18	$9,974	$10,244	$10,136
3/31/18	$9,969	$10,282	$10,128
4/30/18	$9,953	$10,245	$10,119
5/31/18	$9,984	$10,362	$10,152
6/30/18	$10,005	$10,371	$10,188
7/31/18	$10,012	$10,396	$10,209
8/31/18	$10,010	$10,423	$10,206
9/30/18	$9,994	$10,356	$10,186
10/31/18	$9,979	$10,292	$10,195
11/30/18	$10,014	$10,406	$10,227
12/31/18	$10,047	$10,530	$10,265
1/31/19	$10,080	$10,610	$10,297
2/28/19	$10,103	$10,667	$10,321
3/31/19	$10,161	$10,835	$10,349
4/30/19	$10,159	$10,876	$10,357
5/31/19	$10,217	$11,026	$10,395
6/30/19	$10,238	$11,067	$10,427
7/31/19	$10,282	$11,156	$10,462
8/31/19	$10,316	$11,332	$10,476
9/30/19	$10,275	$11,241	$10,454
10/31/19	$10,295	$11,261	$10,484
11/30/19	$10,303	$11,289	$10,503
12/31/19	$10,310	$11,324	$10,518
1/31/20	$10,366	$11,527	$10,555
2/29/20	$10,384	$11,676	$10,577
3/31/20	$10,245	$11,252	$10,524
4/30/20	$10,217	$11,111	$10,548
5/31/20	$10,357	$11,465	$10,652
6/30/20	$10,412	$11,559	$10,652
7/31/20	$10,466	$11,754	$10,679
8/31/20	$10,457	$11,699	$10,681
9/30/20	$10,460	$11,701	$10,689
10/31/20	$10,449	$11,666	$10,680
11/30/20	$10,487	$11,842	$10,694
12/31/20	$10,513	$11,914	$10,703
1/31/21	$10,526	$11,990	$10,721
2/28/21	$10,480	$11,799	$10,717
3/31/21	$10,493	$11,872	$10,725
4/30/21	$10,519	$11,972	$10,732
5/31/21	$10,520	$12,008	$10,737
6/30/21	$10,509	$12,040	$10,736
7/31/21	$10,534	$12,140	$10,750
8/31/21	$10,522	$12,096	$10,747
9/30/21	$10,486	$12,009	$10,736
10/31/21	$10,461	$11,973	$10,734
11/30/21	$10,474	$12,075	$10,737
12/31/21	$10,455	$12,095	$10,736
1/31/22	$10,357	$11,764	$10,665
2/28/22	$10,323	$11,722	$10,651
3/31/22	$10,202	$11,342	$10,563
4/30/22	$10,107	$11,028	$10,520
5/31/22	$10,159	$11,192	$10,600
6/30/22	$10,115	$11,008	$10,603
7/31/22	$10,207	$11,299	$10,661
8/31/22	$10,117	$11,052	$10,576
9/30/22	$9,979	$10,627	$10,485
10/31/22	$9,952	$10,539	$10,499
11/30/22	$10,099	$11,032	$10,620
12/31/22	$10,127	$11,064	$10,614
1/31/23	$10,239	$11,381	$10,704
2/28/23	$10,143	$11,124	$10,613
3/31/23	$10,246	$11,371	$10,727
4/30/23	$10,238	$11,345	$10,696
5/31/23	$10,206	$11,247	$10,684
6/30/23	$10,249	$11,359	$10,735
7/31/23	$10,265	$11,404	$10,758
8/31/23	$10,258	$11,240	$10,770
9/30/23	$10,178	$10,911	$10,725
10/31/23	$10,172	$10,818	$10,755
11/30/23	$10,382	$11,504	$10,911
12/31/23	$10,491	$11,772	$10,974
1/31/24	$10,498	$11,712	$10,971
2/29/24	$10,506	$11,727	$10,988
3/31/24	$10,515	$11,726	$10,987
4/30/24	$10,473	$11,581	$10,988
5/31/24	$10,471	$11,547	$11,015
6/30/24	$10,554	$11,724	$11,077
7/31/24	$10,614	$11,831	$11,150
8/31/24	$10,688	$11,924	$11,223
9/30/24	$10,735	$12,042	$11,258
10/31/24	$10,668	$11,867	$11,230
11/30/24	$10,740	$12,072	$11,274
12/31/24	$10,698	$11,896	$11,272
1/31/25	$10,732	$11,955	$11,331
2/28/25	$10,792	$12,074	$11,378
3/31/25	$10,760	$11,869	$11,390
4/30/25	$10,743	$11,774	$11,370
5/31/25	$10,791	$11,781	$11,425
6/30/25	$10,864	$11,855	$11,484
7/31/25	$10,899	$11,831	$11,542
8/31/25	$10,960	$11,934	$11,589
9/30/25	$11,008	$12,210	$11,598
10/31/25	$11,032	$12,361	$11,591
11/30/25	$11,054	$12,390	$11,624
12/31/25	$11,077	$12,401	$11,662
1/31/26	$11,137	$12,517	$11,728
2/28/26	$11,185	$12,673	$11,776
3/31/26	$11,103	$12,379	$11,736

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	3.18%	1.14%	1.05%
Class C-2 (including sales charge)	2.18%	1.14%	1.05%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C-2 shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C-2: PCCMX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS4839TSRAR_033126

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Duration Municipal Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$49	0.48%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the housing sector contributed to relative performance versus the Bloomberg 1-Year Municipal Bond Index (“Index”), as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Security selection within the industrial revenue sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the lease-backed sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (7/30/2021), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,002,098	$1,007,353	$1,001,110
5/31/16	$1,001,711	$1,010,078	$1,001,615
6/30/16	$1,004,938	$1,026,147	$1,003,352
7/31/16	$1,005,773	$1,026,773	$1,005,108
8/31/16	$1,006,604	$1,028,159	$1,003,596
9/30/16	$1,003,989	$1,023,027	$1,001,455
10/31/16	$1,002,425	$1,012,295	$1,002,162
11/30/16	$990,300	$974,540	$997,808
12/31/16	$991,396	$985,982	$999,774
1/31/17	$996,003	$992,482	$1,003,413
2/28/17	$1,001,932	$999,374	$1,006,710
3/31/17	$1,003,175	$1,001,543	$1,006,697
4/30/17	$1,005,479	$1,008,810	$1,008,301
5/31/17	$1,010,212	$1,024,821	$1,010,185
6/30/17	$1,007,884	$1,021,145	$1,009,327
7/31/17	$1,012,577	$1,029,407	$1,011,752
8/31/17	$1,016,173	$1,037,241	$1,014,029
9/30/17	$1,015,025	$1,031,967	$1,012,820
10/31/17	$1,014,958	$1,034,486	$1,012,919
11/30/17	$1,010,204	$1,028,947	$1,008,350
12/31/17	$1,012,756	$1,039,702	$1,009,016
1/31/18	$1,012,847	$1,027,461	$1,011,826
2/28/18	$1,011,826	$1,024,391	$1,013,561
3/31/18	$1,011,993	$1,028,172	$1,012,809
4/30/18	$1,010,946	$1,024,503	$1,011,889
5/31/18	$1,014,732	$1,036,235	$1,015,228
6/30/18	$1,017,496	$1,037,119	$1,018,800
7/31/18	$1,018,898	$1,039,636	$1,020,920
8/31/18	$1,019,353	$1,042,306	$1,020,552
9/30/18	$1,018,312	$1,035,558	$1,018,596
10/31/18	$1,017,458	$1,029,181	$1,019,494
11/30/18	$1,021,657	$1,040,572	$1,022,697
12/31/18	$1,025,676	$1,053,031	$1,026,541
1/31/19	$1,029,664	$1,060,991	$1,029,733
2/28/19	$1,032,624	$1,066,672	$1,032,069
3/31/19	$1,039,176	$1,083,534	$1,034,892
4/30/19	$1,039,614	$1,087,606	$1,035,655
5/31/19	$1,046,241	$1,102,600	$1,039,511
6/30/19	$1,048,984	$1,106,671	$1,042,725
7/31/19	$1,054,243	$1,115,590	$1,046,161
8/31/19	$1,058,340	$1,133,187	$1,047,637
9/30/19	$1,054,774	$1,124,103	$1,045,440
10/31/19	$1,057,495	$1,126,118	$1,048,447
11/30/19	$1,059,006	$1,128,934	$1,050,267
12/31/19	$1,060,431	$1,132,381	$1,051,820
1/31/20	$1,066,802	$1,152,726	$1,055,526
2/29/20	$1,069,349	$1,167,591	$1,057,665
3/31/20	$1,055,698	$1,125,239	$1,052,397
4/30/20	$1,053,409	$1,111,117	$1,054,823
5/31/20	$1,068,540	$1,146,463	$1,065,248
6/30/20	$1,074,869	$1,155,899	$1,065,236
7/31/20	$1,081,162	$1,175,367	$1,067,906
8/31/20	$1,080,885	$1,169,852	$1,068,080
9/30/20	$1,081,868	$1,170,100	$1,068,879
10/31/20	$1,081,456	$1,166,585	$1,068,019
11/30/20	$1,086,055	$1,184,190	$1,069,356
12/31/20	$1,089,472	$1,191,404	$1,070,310
1/31/21	$1,091,446	$1,198,996	$1,072,078
2/28/21	$1,087,312	$1,179,946	$1,071,725
3/31/21	$1,089,366	$1,187,223	$1,072,500
4/30/21	$1,092,776	$1,197,181	$1,073,239
5/31/21	$1,093,477	$1,200,752	$1,073,668
6/30/21	$1,093,015	$1,204,050	$1,073,612
7/31/21	$1,096,349	$1,214,035	$1,074,958
8/31/21	$1,095,737	$1,209,580	$1,074,737
9/30/21	$1,092,616	$1,200,851	$1,073,621
10/31/21	$1,090,668	$1,197,340	$1,073,388
11/30/21	$1,092,607	$1,207,533	$1,073,699
12/31/21	$1,091,382	$1,209,481	$1,073,609
1/31/22	$1,081,765	$1,176,374	$1,066,507
2/28/22	$1,078,810	$1,172,159	$1,065,138
3/31/22	$1,066,840	$1,134,161	$1,056,276
4/30/22	$1,057,588	$1,102,791	$1,052,018
5/31/22	$1,063,697	$1,119,173	$1,060,029
6/30/22	$1,059,762	$1,100,843	$1,060,336
7/31/22	$1,070,006	$1,129,929	$1,066,057
8/31/22	$1,061,215	$1,105,165	$1,057,618
9/30/22	$1,047,420	$1,062,748	$1,048,512
10/31/22	$1,045,222	$1,053,910	$1,049,865
11/30/22	$1,061,367	$1,103,205	$1,061,967
12/31/22	$1,064,995	$1,106,363	$1,061,441
1/31/23	$1,077,334	$1,138,143	$1,070,350
2/28/23	$1,067,914	$1,112,408	$1,061,303
3/31/23	$1,079,480	$1,137,089	$1,072,697
4/30/23	$1,079,197	$1,134,492	$1,069,590
5/31/23	$1,076,443	$1,124,661	$1,068,423
6/30/23	$1,081,799	$1,135,927	$1,073,510
7/31/23	$1,084,192	$1,140,420	$1,075,820
8/31/23	$1,084,170	$1,124,003	$1,076,984
9/30/23	$1,076,376	$1,091,060	$1,072,542
10/31/23	$1,076,388	$1,081,775	$1,075,496
11/30/23	$1,099,228	$1,150,447	$1,091,075
12/31/23	$1,111,552	$1,177,186	$1,097,449
1/31/24	$1,112,926	$1,171,174	$1,097,088
2/29/24	$1,114,508	$1,172,678	$1,098,780
3/31/24	$1,116,143	$1,172,641	$1,098,703
4/30/24	$1,112,394	$1,158,118	$1,098,838
5/31/24	$1,112,844	$1,154,721	$1,101,496
6/30/24	$1,122,366	$1,172,420	$1,107,723
7/31/24	$1,129,421	$1,183,106	$1,115,008
8/31/24	$1,138,130	$1,192,437	$1,122,317
9/30/24	$1,143,783	$1,204,223	$1,125,845
10/31/24	$1,137,299	$1,186,664	$1,123,031
11/30/24	$1,145,802	$1,207,162	$1,127,445
12/31/24	$1,141,932	$1,189,588	$1,127,177
1/31/25	$1,146,304	$1,195,550	$1,133,088
2/28/25	$1,153,406	$1,207,404	$1,137,844
3/31/25	$1,150,693	$1,186,941	$1,139,038
4/30/25	$1,149,598	$1,177,379	$1,137,045
5/31/25	$1,155,424	$1,178,135	$1,142,475
6/30/25	$1,163,955	$1,185,469	$1,148,388
7/31/25	$1,168,404	$1,183,075	$1,154,223
8/31/25	$1,175,810	$1,193,358	$1,158,898
9/30/25	$1,181,672	$1,220,994	$1,159,792
10/31/25	$1,185,029	$1,236,137	$1,159,146
11/30/25	$1,187,992	$1,238,973	$1,162,437
12/31/25	$1,191,248	$1,240,088	$1,166,237
1/31/26	$1,198,503	$1,251,726	$1,172,752
2/28/26	$1,204,374	$1,267,326	$1,177,553
3/31/26	$1,196,252	$1,237,891	$1,173,646

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	3.96%	1.89%	1.81%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg 1-Year Municipal Bond Index	3.04%	1.82%	1.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$595,617
# of Portfolio Holdings	230
Portfolio Turnover Rate	45%
Total Net Advisory Fees Paid During the Reporting Period	$904
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	15.9%
Local or Guaranteed Housing	13.8%
Electric Power & Light Revenue	7.7%
Sovereign	6.8%
College & University Revenue	5.7%
Industrial Revenue	5.2%
Ad Valorem Property Tax	4.8%
Natural Gas Revenue	4.7%
Resource Recovery Revenue	4.1%
Port, Airport & Marina Revenue	3.7%
Highway Revenue Tolls	2.4%
Other Investments	13.7%
Short-Term Instruments	2.1%
Affiliated Investments FR_72201W154	8.8%
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PSDUX

PIMCO Short Duration Municipal Income Fund

Annual Shareholder Report |

March 31, 2026

PIMS2235TSRAR_033126

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO California Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the special tax sector contributed to relative performance versus the Bloomberg California Municipal Bond Index ("Index"), as the Fund's holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Security selection within the education sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

  Security selection within the electric utility sector detracted from relative performance versus the Index, as the Fund’s holdings underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Municipal Bond Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg California Municipal Bond Index
3/31/16	$250,000	$250,000	$250,000
4/30/16	$250,870	$251,838	$251,887
5/31/16	$251,518	$252,519	$252,614
6/30/16	$253,370	$256,537	$256,617
7/31/16	$253,258	$256,693	$256,728
8/31/16	$254,114	$257,040	$257,158
9/30/16	$253,223	$255,757	$255,588
10/31/16	$252,608	$253,074	$252,609
11/30/16	$247,764	$243,635	$242,870
12/31/16	$248,575	$246,495	$245,727
1/31/17	$249,237	$248,120	$247,651
2/28/17	$250,096	$249,843	$249,094
3/31/17	$250,521	$250,386	$249,579
4/30/17	$251,433	$252,203	$251,329
5/31/17	$253,623	$256,205	$255,521
6/30/17	$253,775	$255,286	$254,669
7/31/17	$254,943	$257,352	$256,910
8/31/17	$256,124	$259,310	$258,492
9/30/17	$256,029	$257,992	$257,285
10/31/17	$256,219	$258,622	$258,120
11/30/17	$255,375	$257,237	$256,737
12/31/17	$257,167	$259,925	$259,549
1/31/18	$256,852	$256,865	$256,444
2/28/18	$256,728	$256,098	$255,616
3/31/18	$256,710	$257,043	$256,765
4/30/18	$256,429	$256,126	$255,726
5/31/18	$258,489	$259,059	$259,171
6/30/18	$258,980	$259,280	$259,253
7/31/18	$259,500	$259,909	$259,867
8/31/18	$260,039	$260,576	$260,675
9/30/18	$259,009	$258,889	$258,678
10/31/18	$258,282	$257,295	$256,899
11/30/18	$259,893	$260,143	$259,573
12/31/18	$261,863	$263,258	$262,432
1/31/19	$263,263	$265,248	$264,144
2/28/19	$264,064	$266,668	$265,453
3/31/19	$266,778	$270,883	$269,816
4/30/19	$267,637	$271,901	$270,993
5/31/19	$270,087	$275,650	$274,969
6/30/19	$270,909	$276,668	$275,908
7/31/19	$272,286	$278,898	$278,213
8/31/19	$274,473	$283,297	$282,722
9/30/19	$273,138	$281,026	$280,620
10/31/19	$273,682	$281,529	$281,114
11/30/19	$274,282	$282,234	$281,751
12/31/19	$275,106	$283,095	$282,562
1/31/20	$277,554	$288,181	$287,623
2/29/20	$279,449	$291,898	$291,347
3/31/20	$274,070	$281,310	$281,174
4/30/20	$273,005	$277,779	$278,164
5/31/20	$277,098	$286,616	$287,586
6/30/20	$277,409	$288,975	$289,239
7/31/20	$279,388	$293,842	$294,209
8/31/20	$279,132	$292,463	$292,256
9/30/20	$279,220	$292,525	$292,174
10/31/20	$279,805	$291,646	$291,370
11/30/20	$281,972	$296,048	$295,866
12/31/20	$282,454	$297,851	$297,102
1/31/21	$283,465	$299,749	$298,518
2/28/21	$282,647	$294,986	$293,097
3/31/21	$283,991	$296,806	$295,115
4/30/21	$285,390	$299,295	$297,464
5/31/21	$286,152	$300,188	$298,279
6/30/21	$286,404	$301,012	$299,057
7/31/21	$287,221	$303,509	$301,546
8/31/21	$286,871	$302,395	$300,527
9/30/21	$286,538	$300,213	$298,310
10/31/21	$286,848	$299,335	$297,466
11/30/21	$287,346	$301,883	$300,127
12/31/21	$287,392	$302,370	$300,715
1/31/22	$283,922	$294,093	$291,798
2/28/22	$283,342	$293,040	$290,916
3/31/22	$280,171	$283,540	$281,235
4/30/22	$276,761	$275,698	$273,081
5/31/22	$279,527	$279,793	$277,689
6/30/22	$277,547	$275,211	$273,383
7/31/22	$281,816	$282,482	$281,093
8/31/22	$277,865	$276,291	$275,076
9/30/22	$271,399	$265,687	$264,908
10/31/22	$269,711	$263,477	$263,182
11/30/22	$278,995	$275,801	$275,276
12/31/22	$279,208	$276,591	$276,161
1/31/23	$285,042	$284,536	$283,618
2/28/23	$280,853	$278,102	$277,170
3/31/23	$285,099	$284,272	$283,211
4/30/23	$285,197	$283,623	$282,497
5/31/23	$284,182	$281,165	$280,135
6/30/23	$286,145	$283,982	$282,911
7/31/23	$286,836	$285,105	$284,055
8/31/23	$284,382	$281,001	$280,774
9/30/23	$278,714	$272,765	$272,710
10/31/23	$275,332	$270,444	$270,348
11/30/23	$289,147	$287,612	$286,874
12/31/23	$295,291	$294,296	$293,348
1/31/24	$295,169	$292,793	$292,155
2/29/24	$295,687	$293,169	$292,482
3/31/24	$295,585	$293,160	$292,119
4/30/24	$293,401	$289,529	$288,384
5/31/24	$293,955	$288,680	$287,504
6/30/24	$297,447	$293,105	$291,539
7/31/24	$299,762	$295,777	$294,135
8/31/24	$301,252	$298,109	$296,594
9/30/24	$304,186	$301,056	$299,616
10/31/24	$300,763	$296,666	$295,533
11/30/24	$305,004	$301,791	$300,218
12/31/24	$301,855	$297,397	$296,348
1/31/25	$301,492	$298,887	$296,759
2/28/25	$304,194	$301,851	$300,052
3/31/25	$300,347	$296,735	$294,932
4/30/25	$298,408	$294,345	$291,845
5/31/25	$296,477	$294,534	$292,418
6/30/25	$297,631	$296,367	$294,534
7/31/25	$295,674	$295,769	$294,223
8/31/25	$297,515	$298,339	$297,171
9/30/25	$305,289	$305,248	$303,801
10/31/25	$309,057	$309,034	$307,491
11/30/25	$310,190	$309,743	$308,374
12/31/25	$310,136	$310,022	$308,520
1/31/26	$311,014	$312,932	$311,550
2/28/26	$315,099	$316,832	$314,994
3/31/26	$310,197	$309,473	$307,541

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.28%	1.78%	2.18%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg California Municipal Bond Index	4.28%	0.83%	2.09%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$198,681
# of Portfolio Holdings	103
Portfolio Turnover Rate	11%
Total Net Advisory Fees Paid During the Reporting Period	$803
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	38.3%
Lease (Abatement)	16.2%
Port, Airport & Marina Revenue	12.9%
Local or Guaranteed Housing	7.2%
Health, Hospital & Nursing Home Revenue	6.4%
Electric Power & Light Revenue	2.9%
Lease (Appropriation)	2.8%
Water Revenue	2.3%
Lease (Non-Terminable)	1.6%
College & University Revenue	1.4%
Highway Revenue Tolls	1.3%
Other Investments	3.7%
Short-Term Instruments	0.1%
Affiliated Investments FR_72201W154	2.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GCMFX

PIMCO California Municipal Opportunistic Value Fund

Annual Shareholder Report |

March 31, 2026

PIMS2208TSRAR_033126

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO National Municipal Opportunistic Value Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.60%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to the pre-refunded segment contributed to relative performance versus the Bloomberg Municipal Bond Index (“Index”), as the segment underperformed the broader municipal market.

  Security selection within the special tax sector contributed to relative performance versus the Index, as the Fund’s holdings outperformed the broader municipal market.

  Overweight exposure to the housing sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Yield curve strategies detracted from relative performance versus the Index, as front-end rates fell and long-end maturities rose.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Overweight exposure to the healthcare sector detracted from relative performance versus the Index, as the sector underperformed the broader municipal market.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $250,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
3/31/16	$250,000	$250,000
4/30/16	$250,856	$251,838
5/31/16	$251,729	$252,519
6/30/16	$253,315	$256,537
7/31/16	$253,438	$256,693
8/31/16	$254,284	$257,040
9/30/16	$253,622	$255,757
10/31/16	$253,025	$253,074
11/30/16	$249,105	$243,635
12/31/16	$250,416	$246,495
1/31/17	$250,836	$248,120
2/28/17	$251,944	$249,843
3/31/17	$252,381	$250,386
4/30/17	$253,328	$252,203
5/31/17	$255,814	$256,205
6/30/17	$256,004	$255,286
7/31/17	$256,719	$257,352
8/31/17	$257,933	$259,310
9/30/17	$257,794	$257,992
10/31/17	$258,013	$258,622
11/30/17	$257,688	$257,237
12/31/17	$259,512	$259,925
1/31/18	$258,973	$256,865
2/28/18	$258,879	$256,098
3/31/18	$259,122	$257,043
4/30/18	$258,824	$256,126
5/31/18	$260,639	$259,059
6/30/18	$261,120	$259,280
7/31/18	$261,656	$259,909
8/31/18	$261,953	$260,576
9/30/18	$261,157	$258,889
10/31/18	$260,419	$257,295
11/30/18	$262,587	$260,143
12/31/18	$264,924	$263,258
1/31/19	$266,608	$265,248
2/28/19	$267,679	$266,668
3/31/19	$271,488	$270,883
4/30/19	$272,362	$271,901
5/31/19	$275,898	$275,650
6/30/19	$276,735	$276,668
7/31/19	$278,400	$278,898
8/31/19	$281,975	$283,297
9/30/19	$280,398	$281,026
10/31/19	$280,721	$281,529
11/30/19	$281,069	$282,234
12/31/19	$281,923	$283,095
1/31/20	$285,505	$288,181
2/29/20	$288,249	$291,898
3/31/20	$282,026	$281,310
4/30/20	$277,719	$277,779
5/31/20	$283,427	$286,616
6/30/20	$285,047	$288,975
7/31/20	$287,748	$293,842
8/31/20	$287,368	$292,463
9/30/20	$287,582	$292,525
10/31/20	$287,517	$291,646
11/30/20	$289,608	$296,048
12/31/20	$290,821	$297,851
1/31/21	$292,030	$299,749
2/28/21	$290,032	$294,986
3/31/21	$291,091	$296,806
4/30/21	$292,787	$299,295
5/31/21	$293,574	$300,188
6/30/21	$294,135	$301,012
7/31/21	$295,262	$303,509
8/31/21	$294,957	$302,395
9/30/21	$294,119	$300,213
10/31/21	$294,113	$299,335
11/30/21	$294,940	$301,883
12/31/21	$294,952	$302,370
1/31/22	$290,382	$294,093
2/28/22	$289,561	$293,040
3/31/22	$284,750	$283,540
4/30/22	$280,521	$275,698
5/31/22	$283,569	$279,793
6/30/22	$279,934	$275,211
7/31/22	$285,735	$282,482
8/31/22	$280,966	$276,291
9/30/22	$273,661	$265,687
10/31/22	$272,001	$263,477
11/30/22	$281,360	$275,801
12/31/22	$281,541	$276,591
1/31/23	$287,435	$284,536
2/28/23	$282,961	$278,102
3/31/23	$287,254	$284,272
4/30/23	$287,387	$283,623
5/31/23	$286,105	$281,165
6/30/23	$288,114	$283,982
7/31/23	$288,550	$285,105
8/31/23	$285,793	$281,001
9/30/23	$279,801	$272,765
10/31/23	$276,406	$270,444
11/30/23	$290,939	$287,612
12/31/23	$296,868	$294,296
1/31/24	$296,475	$292,793
2/29/24	$297,324	$293,169
3/31/24	$297,265	$293,160
4/30/24	$294,809	$289,529
5/31/24	$295,727	$288,680
6/30/24	$299,270	$293,105
7/31/24	$301,664	$295,777
8/31/24	$303,200	$298,109
9/30/24	$305,865	$301,056
10/31/24	$302,742	$296,666
11/30/24	$307,354	$301,791
12/31/24	$303,903	$297,397
1/31/25	$303,583	$298,887
2/28/25	$306,362	$301,851
3/31/25	$302,523	$296,735
4/30/25	$301,238	$294,345
5/31/25	$299,354	$294,534
6/30/25	$300,560	$296,367
7/31/25	$298,646	$295,769
8/31/25	$301,514	$298,339
9/30/25	$309,093	$305,248
10/31/25	$312,652	$309,034
11/30/25	$313,863	$309,743
12/31/25	$313,250	$310,022
1/31/26	$314,216	$312,932
2/28/26	$318,423	$316,832
3/31/26	$313,876	$309,473

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.75%	1.52%	2.30%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$203,336
# of Portfolio Holdings	108
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid During the Reporting Period	$861
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Ad Valorem Property Tax	26.0%
Health, Hospital & Nursing Home Revenue	11.3%
Lease (Appropriation)	10.9%
Port, Airport & Marina Revenue	9.9%
Local or Guaranteed Housing	8.8%
Sales Tax Revenue	4.8%
College & University Revenue	3.9%
Natural Gas Revenue	3.2%
Water Revenue	3.0%
Miscellaneous Taxes	2.5%
Highway Revenue Tolls	2.5%
Appropriations	2.4%
Other Investments	9.2%
Short-Term Instruments	0.1%
Affiliated Investments FR_72201W154	1.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: GNMFX

PIMCO National Municipal Opportunistic Value Fund

Annual Shareholder Report |

March 31, 2026

PIMS2210TSRAR_033126

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.36%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$9,625	$10,000	$10,000
4/30/16	$9,885	$10,017	$10,191
5/31/16	$9,847	$10,059	$10,161
6/30/16	$10,263	$10,251	$10,540
7/31/16	$10,468	$10,312	$10,704
8/31/16	$10,674	$10,307	$10,897
9/30/16	$10,725	$10,306	$10,934
10/31/16	$10,659	$10,206	$10,773
11/30/16	$10,227	$10,037	$10,325
12/31/16	$10,442	$10,065	$10,473
1/31/17	$10,591	$10,028	$10,624
2/28/17	$10,834	$10,114	$10,844
3/31/17	$10,911	$10,109	$10,882
4/30/17	$11,088	$10,178	$11,059
5/31/17	$11,173	$10,237	$11,151
6/30/17	$11,115	$10,208	$11,122
7/31/17	$11,229	$10,242	$11,195
8/31/17	$11,411	$10,335	$11,389
9/30/17	$11,436	$10,288	$11,387
10/31/17	$11,479	$10,331	$11,408
11/30/17	$11,427	$10,347	$11,377
12/31/17	$11,504	$10,370	$11,449
1/31/18	$11,529	$10,296	$11,427
2/28/18	$11,335	$10,273	$11,203
3/31/18	$11,358	$10,358	$11,245
4/30/18	$11,226	$10,320	$11,080
5/31/18	$11,084	$10,358	$10,960
6/30/18	$10,965	$10,377	$10,850
7/31/18	$11,176	$10,380	$11,074
8/31/18	$10,919	$10,412	$10,861
9/30/18	$11,143	$10,372	$11,053
10/31/18	$10,892	$10,352	$10,806
11/30/18	$10,833	$10,403	$10,764
12/31/18	$10,983	$10,553	$10,921
1/31/19	$11,459	$10,665	$11,404
2/28/19	$11,545	$10,678	$11,475
3/31/19	$11,688	$10,869	$11,641
4/30/19	$11,695	$10,875	$11,655
5/31/19	$11,738	$11,032	$11,722
6/30/19	$12,133	$11,186	$12,079
7/31/19	$12,268	$11,274	$12,218
8/31/19	$12,255	$11,530	$12,285
9/30/19	$12,225	$11,477	$12,241
10/31/19	$12,306	$11,457	$12,286
11/30/19	$12,293	$11,443	$12,266
12/31/19	$12,571	$11,420	$12,496
1/31/20	$12,793	$11,626	$12,713
2/29/20	$12,708	$11,768	$12,610
3/31/20	$10,929	$11,585	$11,027
4/30/20	$11,150	$11,773	$11,269
5/31/20	$11,856	$11,806	$11,916
6/30/20	$12,213	$11,865	$12,263
7/31/20	$12,681	$11,995	$12,716
8/31/20	$12,751	$11,908	$12,754
9/30/20	$12,519	$11,951	$12,543
10/31/20	$12,528	$11,952	$12,528
11/30/20	$13,077	$12,020	$12,997
12/31/20	$13,342	$12,057	$13,231
1/31/21	$13,184	$11,993	$13,070
2/28/21	$12,859	$11,806	$12,735
3/31/21	$12,695	$11,760	$12,603
4/30/21	$13,000	$11,790	$12,844
5/31/21	$13,147	$11,817	$12,983
6/30/21	$13,238	$11,874	$13,098
7/31/21	$13,305	$12,022	$13,169
8/31/21	$13,445	$11,998	$13,290
9/30/21	$13,160	$11,884	$13,029
10/31/21	$13,089	$11,853	$13,037
11/30/21	$12,814	$11,938	$12,848
12/31/21	$13,025	$11,890	$13,031
1/31/22	$12,666	$11,703	$12,654
2/28/22	$11,966	$11,547	$11,958
3/31/22	$11,942	$11,298	$11,824
4/30/22	$11,289	$10,994	$11,176
5/31/22	$11,315	$10,979	$11,197
6/30/22	$10,592	$10,813	$10,577
7/31/22	$10,870	$11,088	$10,916
8/31/22	$10,745	$10,799	$10,788
9/30/22	$10,070	$10,452	$10,133
10/31/22	$10,041	$10,416	$10,141
11/30/22	$10,824	$10,682	$10,846
12/31/22	$10,853	$10,556	$10,887
1/31/23	$11,264	$10,799	$11,225
2/28/23	$10,986	$10,626	$10,978
3/31/23	$11,114	$10,862	$11,131
4/30/23	$11,149	$10,918	$11,188
5/31/23	$11,007	$10,875	$11,088
6/30/23	$11,301	$10,869	$11,302
7/31/23	$11,495	$10,872	$11,483
8/31/23	$11,339	$10,858	$11,323
9/30/23	$11,019	$10,671	$11,005
10/31/23	$10,935	$10,595	$10,845
11/30/23	$11,548	$10,960	$11,473
12/31/23	$12,120	$11,310	$12,025
1/31/24	$12,033	$11,288	$11,883
2/29/24	$12,122	$11,210	$11,965
3/31/24	$12,385	$11,311	$12,192
4/30/24	$12,141	$11,129	$11,948
5/31/24	$12,368	$11,228	$12,165
6/30/24	$12,427	$11,325	$12,246
7/31/24	$12,705	$11,544	$12,469
8/31/24	$12,961	$11,670	$12,760
9/30/24	$13,247	$11,806	$12,989
10/31/24	$12,970	$11,646	$12,756
11/30/24	$13,168	$11,784	$12,907
12/31/24	$13,015	$11,694	$12,714
1/31/25	$13,241	$11,739	$12,870
2/28/25	$13,491	$11,881	$13,082
3/31/25	$13,367	$11,831	$13,012
4/30/25	$13,322	$11,948	$13,001
5/31/25	$13,444	$11,908	$13,112
6/30/25	$13,797	$12,022	$13,410
7/31/25	$13,970	$12,013	$13,568
8/31/25	$14,218	$12,078	$13,776
9/30/25	$14,471	$12,167	$13,999
10/31/25	$14,810	$12,263	$14,307
11/30/25	$14,891	$12,289	$14,350
12/31/25	$14,968	$12,263	$14,424
1/31/26	$15,129	$12,292	$14,504
2/28/26	$15,318	$12,465	$14,707
3/31/26	$14,798	$12,244	$14,259

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.71%	3.11%	4.40%
Class A (including sales charge)	6.56%	2.33%	4.00%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAEMX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4001TSRAR_033126

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	2.11%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,263	$10,017	$10,191
5/31/16	$10,218	$10,059	$10,161
6/30/16	$10,643	$10,251	$10,540
7/31/16	$10,849	$10,312	$10,704
8/31/16	$11,056	$10,307	$10,897
9/30/16	$11,101	$10,306	$10,934
10/31/16	$11,026	$10,206	$10,773
11/30/16	$10,573	$10,037	$10,325
12/31/16	$10,788	$10,065	$10,473
1/31/17	$10,935	$10,028	$10,624
2/28/17	$11,179	$10,114	$10,844
3/31/17	$11,251	$10,109	$10,882
4/30/17	$11,427	$10,178	$11,059
5/31/17	$11,508	$10,237	$11,151
6/30/17	$11,440	$10,208	$11,122
7/31/17	$11,551	$10,242	$11,195
8/31/17	$11,731	$10,335	$11,389
9/30/17	$11,749	$10,288	$11,387
10/31/17	$11,786	$10,331	$11,408
11/30/17	$11,726	$10,347	$11,377
12/31/17	$11,797	$10,370	$11,449
1/31/18	$11,815	$10,296	$11,427
2/28/18	$11,610	$10,273	$11,203
3/31/18	$11,625	$10,358	$11,245
4/30/18	$11,483	$10,320	$11,080
5/31/18	$11,331	$10,358	$10,960
6/30/18	$11,202	$10,377	$10,850
7/31/18	$11,411	$10,380	$11,074
8/31/18	$11,141	$10,412	$10,861
9/30/18	$11,363	$10,372	$11,053
10/31/18	$11,100	$10,352	$10,806
11/30/18	$11,033	$10,403	$10,764
12/31/18	$11,178	$10,553	$10,921
1/31/19	$11,656	$10,665	$11,404
2/28/19	$11,736	$10,678	$11,475
3/31/19	$11,874	$10,869	$11,641
4/30/19	$11,874	$10,875	$11,655
5/31/19	$11,910	$11,032	$11,722
6/30/19	$12,304	$11,186	$12,079
7/31/19	$12,432	$11,274	$12,218
8/31/19	$12,411	$11,530	$12,285
9/30/19	$12,374	$11,477	$12,241
10/31/19	$12,448	$11,457	$12,286
11/30/19	$12,427	$11,443	$12,266
12/31/19	$12,699	$11,420	$12,496
1/31/20	$12,916	$11,626	$12,713
2/29/20	$12,822	$11,768	$12,610
3/31/20	$11,020	$11,585	$11,027
4/30/20	$11,237	$11,773	$11,269
5/31/20	$11,941	$11,806	$11,916
6/30/20	$12,293	$11,865	$12,263
7/31/20	$12,755	$11,995	$12,716
8/31/20	$12,817	$11,908	$12,754
9/30/20	$12,576	$11,951	$12,543
10/31/20	$12,577	$11,952	$12,528
11/30/20	$13,120	$12,020	$12,997
12/31/20	$13,377	$12,057	$13,231
1/31/21	$13,211	$11,993	$13,070
2/28/21	$12,878	$11,806	$12,735
3/31/21	$12,705	$11,760	$12,603
4/30/21	$13,002	$11,790	$12,844
5/31/21	$13,141	$11,817	$12,983
6/30/21	$13,224	$11,874	$13,098
7/31/21	$13,282	$12,022	$13,169
8/31/21	$13,414	$11,998	$13,290
9/30/21	$13,121	$11,884	$13,029
10/31/21	$13,042	$11,853	$13,037
11/30/21	$12,760	$11,938	$12,848
12/31/21	$12,961	$11,890	$13,031
1/31/22	$12,597	$11,703	$12,654
2/28/22	$11,893	$11,547	$11,958
3/31/22	$11,862	$11,298	$11,824
4/30/22	$11,206	$10,994	$11,176
5/31/22	$11,225	$10,979	$11,197
6/30/22	$10,502	$10,813	$10,577
7/31/22	$10,770	$11,088	$10,916
8/31/22	$10,639	$10,799	$10,788
9/30/22	$9,964	$10,452	$10,133
10/31/22	$9,930	$10,416	$10,141
11/30/22	$10,697	$10,682	$10,846
12/31/22	$10,718	$10,556	$10,887
1/31/23	$11,118	$10,799	$11,225
2/28/23	$10,837	$10,626	$10,978
3/31/23	$10,956	$10,862	$11,131
4/30/23	$10,984	$10,918	$11,188
5/31/23	$10,838	$10,875	$11,088
6/30/23	$11,120	$10,869	$11,302
7/31/23	$11,304	$10,872	$11,483
8/31/23	$11,143	$10,858	$11,323
9/30/23	$10,822	$10,671	$11,005
10/31/23	$10,734	$10,595	$10,845
11/30/23	$11,328	$10,960	$11,473
12/31/23	$11,882	$11,310	$12,025
1/31/24	$11,789	$11,288	$11,883
2/29/24	$11,869	$11,210	$11,965
3/31/24	$12,120	$11,311	$12,192
4/30/24	$11,873	$11,129	$11,948
5/31/24	$12,087	$11,228	$12,165
6/30/24	$12,137	$11,325	$12,246
7/31/24	$12,401	$11,544	$12,469
8/31/24	$12,643	$11,670	$12,760
9/30/24	$12,914	$11,806	$12,989
10/31/24	$12,636	$11,646	$12,756
11/30/24	$12,821	$11,784	$12,907
12/31/24	$12,664	$11,694	$12,714
1/31/25	$12,876	$11,739	$12,870
2/28/25	$13,112	$11,881	$13,082
3/31/25	$12,983	$11,831	$13,012
4/30/25	$12,932	$11,948	$13,001
5/31/25	$13,041	$11,908	$13,112
6/30/25	$13,376	$12,022	$13,410
7/31/25	$13,535	$12,013	$13,568
8/31/25	$13,767	$12,078	$13,776
9/30/25	$14,003	$12,167	$13,999
10/31/25	$14,322	$12,263	$14,307
11/30/25	$14,392	$12,289	$14,350
12/31/25	$14,457	$12,263	$14,424
1/31/26	$14,603	$12,292	$14,504
2/28/26	$14,777	$12,465	$14,707
3/31/26	$14,267	$12,244	$14,259

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	9.89%	2.35%	3.62%
Class C (including sales charge)	8.89%	2.35%	3.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PEBCX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4201TSRAR_033126

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.99%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,279	$1,001,698	$1,019,142
5/31/16	$1,023,743	$1,005,932	$1,016,103
6/30/16	$1,067,229	$1,025,081	$1,054,016
7/31/16	$1,088,952	$1,031,206	$1,070,411
8/31/16	$1,110,731	$1,030,680	$1,089,660
9/30/16	$1,116,342	$1,030,557	$1,093,354
10/31/16	$1,109,852	$1,020,565	$1,077,344
11/30/16	$1,065,195	$1,003,709	$1,032,465
12/31/16	$1,087,959	$1,006,459	$1,047,307
1/31/17	$1,103,727	$1,002,793	$1,062,351
2/28/17	$1,129,361	$1,011,378	$1,084,404
3/31/17	$1,137,768	$1,010,911	$1,088,168
4/30/17	$1,156,566	$1,017,767	$1,105,917
5/31/17	$1,165,854	$1,023,707	$1,115,090
6/30/17	$1,160,136	$1,020,842	$1,112,230
7/31/17	$1,172,410	$1,024,198	$1,119,547
8/31/17	$1,191,784	$1,033,532	$1,138,885
9/30/17	$1,194,751	$1,028,761	$1,138,734
10/31/17	$1,199,622	$1,033,100	$1,140,775
11/30/17	$1,194,546	$1,034,700	$1,137,736
12/31/17	$1,203,022	$1,037,013	$1,144,911
1/31/18	$1,205,917	$1,029,610	$1,142,664
2/28/18	$1,186,002	$1,027,288	$1,120,277
3/31/18	$1,188,788	$1,035,806	$1,124,493
4/30/18	$1,175,321	$1,031,952	$1,108,049
5/31/18	$1,160,838	$1,035,807	$1,096,038
6/30/18	$1,148,727	$1,037,738	$1,085,027
7/31/18	$1,171,221	$1,038,022	$1,107,384
8/31/18	$1,144,658	$1,041,212	$1,086,094
9/30/18	$1,168,423	$1,037,229	$1,105,294
10/31/18	$1,142,479	$1,035,202	$1,080,638
11/30/18	$1,136,700	$1,040,267	$1,076,395
12/31/18	$1,152,768	$1,055,294	$1,092,122
1/31/19	$1,203,102	$1,066,471	$1,140,377
2/28/19	$1,212,394	$1,067,753	$1,147,467
3/31/19	$1,227,787	$1,086,877	$1,164,131
4/30/19	$1,228,930	$1,087,524	$1,165,529
5/31/19	$1,233,854	$1,103,173	$1,172,207
6/30/19	$1,275,780	$1,118,641	$1,207,896
7/31/19	$1,290,294	$1,127,444	$1,221,787
8/31/19	$1,289,395	$1,153,012	$1,228,482
9/30/19	$1,286,648	$1,147,669	$1,224,056
10/31/19	$1,295,561	$1,145,688	$1,228,596
11/30/19	$1,294,571	$1,144,344	$1,226,578
12/31/19	$1,324,205	$1,141,998	$1,249,596
1/31/20	$1,348,108	$1,162,607	$1,271,343
2/29/20	$1,339,479	$1,176,836	$1,261,004
3/31/20	$1,152,317	$1,158,521	$1,102,697
4/30/20	$1,176,043	$1,177,276	$1,126,948
5/31/20	$1,250,882	$1,180,613	$1,191,581
6/30/20	$1,288,934	$1,186,505	$1,226,279
7/31/20	$1,338,691	$1,199,470	$1,271,595
8/31/20	$1,346,470	$1,190,779	$1,275,372
9/30/20	$1,322,416	$1,195,129	$1,254,267
10/31/20	$1,323,782	$1,195,216	$1,252,766
11/30/20	$1,382,188	$1,202,035	$1,299,739
12/31/20	$1,410,717	$1,205,728	$1,323,064
1/31/21	$1,394,410	$1,199,261	$1,307,014
2/28/21	$1,360,396	$1,180,606	$1,273,504
3/31/21	$1,343,460	$1,175,955	$1,260,288
4/30/21	$1,376,177	$1,179,029	$1,284,390
5/31/21	$1,392,172	$1,181,661	$1,298,300
6/30/21	$1,402,216	$1,187,424	$1,309,849
7/31/21	$1,409,760	$1,202,182	$1,316,947
8/31/21	$1,425,093	$1,199,773	$1,328,952
9/30/21	$1,395,260	$1,188,446	$1,302,882
10/31/21	$1,388,224	$1,185,338	$1,303,661
11/30/21	$1,359,404	$1,193,793	$1,284,763
12/31/21	$1,382,271	$1,188,952	$1,303,082
1/31/22	$1,344,616	$1,170,272	$1,265,434
2/28/22	$1,270,617	$1,154,705	$1,195,775
3/31/22	$1,268,539	$1,129,814	$1,182,429
4/30/22	$1,199,506	$1,099,449	$1,117,628
5/31/22	$1,202,610	$1,097,936	$1,119,741
6/30/22	$1,126,202	$1,081,273	$1,057,736
7/31/22	$1,156,010	$1,108,814	$1,091,552
8/31/22	$1,143,106	$1,079,868	$1,078,796
9/30/22	$1,071,639	$1,045,202	$1,013,291
10/31/22	$1,068,945	$1,041,624	$1,014,085
11/30/22	$1,152,557	$1,068,168	$1,084,561
12/31/22	$1,156,046	$1,055,562	$1,088,684
1/31/23	$1,200,188	$1,079,874	$1,122,522
2/28/23	$1,170,870	$1,062,650	$1,097,775
3/31/23	$1,184,950	$1,086,213	$1,113,138
4/30/23	$1,188,969	$1,091,806	$1,118,754
5/31/23	$1,174,295	$1,087,507	$1,108,807
6/30/23	$1,206,028	$1,086,858	$1,130,172
7/31/23	$1,227,063	$1,087,210	$1,148,350
8/31/23	$1,210,723	$1,085,844	$1,132,321
9/30/23	$1,176,972	$1,067,119	$1,100,497
10/31/23	$1,168,372	$1,059,542	$1,084,495
11/30/23	$1,234,188	$1,095,972	$1,147,323
12/31/23	$1,295,763	$1,130,998	$1,202,455
1/31/24	$1,286,787	$1,128,781	$1,188,292
2/29/24	$1,296,718	$1,121,036	$1,196,462
3/31/24	$1,325,296	$1,131,144	$1,219,237
4/30/24	$1,299,531	$1,112,932	$1,194,751
5/31/24	$1,324,330	$1,122,780	$1,216,524
6/30/24	$1,330,954	$1,132,522	$1,224,576
7/31/24	$1,361,144	$1,154,402	$1,246,901
8/31/24	$1,389,079	$1,167,045	$1,275,995
9/30/24	$1,420,125	$1,180,588	$1,298,861
10/31/24	$1,390,847	$1,164,612	$1,275,552
11/30/24	$1,412,564	$1,178,445	$1,290,694
12/31/24	$1,396,574	$1,169,402	$1,271,364
1/31/25	$1,421,267	$1,173,932	$1,286,961
2/28/25	$1,448,535	$1,188,068	$1,308,193
3/31/25	$1,435,623	$1,183,110	$1,301,190
4/30/25	$1,431,252	$1,194,759	$1,300,120
5/31/25	$1,444,770	$1,190,809	$1,311,172
6/30/25	$1,483,173	$1,202,213	$1,341,020
7/31/25	$1,502,171	$1,201,251	$1,356,826
8/31/25	$1,529,399	$1,207,833	$1,377,599
9/30/25	$1,557,027	$1,216,730	$1,399,909
10/31/25	$1,594,100	$1,226,335	$1,430,684
11/30/25	$1,603,253	$1,228,914	$1,434,990
12/31/25	$1,612,071	$1,226,279	$1,442,413
1/31/26	$1,629,914	$1,229,243	$1,450,449
2/28/26	$1,650,689	$1,246,523	$1,470,744
3/31/26	$1,595,190	$1,224,396	$1,425,932

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	11.11%	3.49%	4.78%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEBIX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0137TSRAR_033126

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.09%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,193	$1,001,698	$1,019,142
5/31/16	$1,023,573	$1,005,932	$1,016,103
6/30/16	$1,066,966	$1,025,081	$1,054,016
7/31/16	$1,088,591	$1,031,206	$1,070,411
8/31/16	$1,110,272	$1,030,680	$1,089,660
9/30/16	$1,115,777	$1,030,557	$1,093,354
10/31/16	$1,109,201	$1,020,565	$1,077,344
11/30/16	$1,064,484	$1,003,709	$1,032,465
12/31/16	$1,087,135	$1,006,459	$1,047,307
1/31/17	$1,102,803	$1,002,793	$1,062,351
2/28/17	$1,128,330	$1,011,378	$1,084,404
3/31/17	$1,136,628	$1,010,911	$1,088,168
4/30/17	$1,155,319	$1,017,767	$1,105,917
5/31/17	$1,164,499	$1,023,707	$1,115,090
6/30/17	$1,158,686	$1,020,842	$1,112,230
7/31/17	$1,170,852	$1,024,198	$1,119,547
8/31/17	$1,190,101	$1,033,532	$1,138,885
9/30/17	$1,192,962	$1,028,761	$1,138,734
10/31/17	$1,197,728	$1,033,100	$1,140,775
11/30/17	$1,192,562	$1,034,700	$1,137,736
12/31/17	$1,200,920	$1,037,013	$1,144,911
1/31/18	$1,203,710	$1,029,610	$1,142,664
2/28/18	$1,183,740	$1,027,288	$1,120,277
3/31/18	$1,186,417	$1,035,806	$1,124,493
4/30/18	$1,172,883	$1,031,952	$1,108,049
5/31/18	$1,158,332	$1,035,807	$1,096,038
6/30/18	$1,146,146	$1,037,738	$1,085,027
7/31/18	$1,168,494	$1,038,022	$1,107,384
8/31/18	$1,141,887	$1,041,212	$1,086,094
9/30/18	$1,165,509	$1,037,229	$1,105,294
10/31/18	$1,139,532	$1,035,202	$1,080,638
11/30/18	$1,133,672	$1,040,267	$1,076,395
12/31/18	$1,149,602	$1,055,294	$1,092,122
1/31/19	$1,199,701	$1,066,471	$1,140,377
2/28/19	$1,208,875	$1,067,753	$1,147,467
3/31/19	$1,224,120	$1,086,877	$1,164,131
4/30/19	$1,225,161	$1,087,524	$1,165,529
5/31/19	$1,229,964	$1,103,173	$1,172,207
6/30/19	$1,271,663	$1,118,641	$1,207,896
7/31/19	$1,286,023	$1,127,444	$1,221,787
8/31/19	$1,285,013	$1,153,012	$1,228,482
9/30/19	$1,282,178	$1,147,669	$1,224,056
10/31/19	$1,290,953	$1,145,688	$1,228,596
11/30/19	$1,289,859	$1,144,344	$1,226,578
12/31/19	$1,319,275	$1,141,998	$1,249,596
1/31/20	$1,342,973	$1,162,607	$1,271,343
2/29/20	$1,334,273	$1,176,836	$1,261,004
3/31/20	$1,147,736	$1,158,521	$1,102,697
4/30/20	$1,171,272	$1,177,276	$1,126,948
5/31/20	$1,245,706	$1,180,613	$1,191,581
6/30/20	$1,283,495	$1,186,505	$1,226,279
7/31/20	$1,332,926	$1,199,470	$1,271,595
8/31/20	$1,340,566	$1,190,779	$1,275,372
9/30/20	$1,316,508	$1,195,129	$1,254,267
10/31/20	$1,317,752	$1,195,216	$1,252,766
11/30/20	$1,375,784	$1,202,035	$1,299,739
12/31/20	$1,404,051	$1,205,728	$1,323,064
1/31/21	$1,387,718	$1,199,261	$1,307,014
2/28/21	$1,353,763	$1,180,606	$1,273,504
3/31/21	$1,336,796	$1,175,955	$1,260,288
4/30/21	$1,369,236	$1,179,029	$1,284,390
5/31/21	$1,385,056	$1,181,661	$1,298,300
6/30/21	$1,394,934	$1,187,424	$1,309,849
7/31/21	$1,402,318	$1,202,182	$1,316,947
8/31/21	$1,417,451	$1,199,773	$1,328,952
9/30/21	$1,387,657	$1,188,446	$1,302,882
10/31/21	$1,380,545	$1,185,338	$1,303,661
11/30/21	$1,351,772	$1,193,793	$1,284,763
12/31/21	$1,374,387	$1,188,952	$1,303,082
1/31/22	$1,336,839	$1,170,272	$1,265,434
2/28/22	$1,263,169	$1,154,705	$1,195,775
3/31/22	$1,260,997	$1,129,814	$1,182,429
4/30/22	$1,192,270	$1,099,449	$1,117,628
5/31/22	$1,195,260	$1,097,936	$1,119,741
6/30/22	$1,119,224	$1,081,273	$1,057,736
7/31/22	$1,148,752	$1,108,814	$1,091,552
8/31/22	$1,135,829	$1,079,868	$1,078,796
9/30/22	$1,064,722	$1,045,202	$1,013,291
10/31/22	$1,061,960	$1,041,624	$1,014,085
11/30/22	$1,144,940	$1,068,168	$1,084,561
12/31/22	$1,148,300	$1,055,562	$1,088,684
1/31/23	$1,192,053	$1,079,874	$1,122,522
2/28/23	$1,162,843	$1,062,650	$1,097,775
3/31/23	$1,176,727	$1,086,213	$1,113,138
4/30/23	$1,180,624	$1,091,806	$1,118,754
5/31/23	$1,165,956	$1,087,507	$1,108,807
6/30/23	$1,197,360	$1,086,858	$1,130,172
7/31/23	$1,218,151	$1,087,210	$1,148,350
8/31/23	$1,201,834	$1,085,844	$1,132,321
9/30/23	$1,168,232	$1,067,119	$1,100,497
10/31/23	$1,159,605	$1,059,542	$1,084,495
11/30/23	$1,224,829	$1,095,972	$1,147,323
12/31/23	$1,285,828	$1,130,998	$1,202,455
1/31/24	$1,276,818	$1,128,781	$1,188,292
2/29/24	$1,286,572	$1,121,036	$1,196,462
3/31/24	$1,314,817	$1,131,144	$1,219,237
4/30/24	$1,289,154	$1,112,932	$1,194,751
5/31/24	$1,313,636	$1,122,780	$1,216,524
6/30/24	$1,320,106	$1,132,522	$1,224,576
7/31/24	$1,349,938	$1,154,402	$1,246,901
8/31/24	$1,377,503	$1,167,045	$1,275,995
9/30/24	$1,408,184	$1,180,588	$1,298,861
10/31/24	$1,379,036	$1,164,612	$1,275,552
11/30/24	$1,400,452	$1,178,445	$1,290,694
12/31/24	$1,384,481	$1,169,402	$1,271,364
1/31/25	$1,408,837	$1,173,932	$1,286,961
2/28/25	$1,435,758	$1,188,068	$1,308,193
3/31/25	$1,422,845	$1,183,110	$1,301,190
4/30/25	$1,418,402	$1,194,759	$1,300,120
5/31/25	$1,431,680	$1,190,809	$1,311,172
6/30/25	$1,469,619	$1,202,213	$1,341,020
7/31/25	$1,488,318	$1,201,251	$1,356,826
8/31/25	$1,515,164	$1,207,833	$1,377,599
9/30/25	$1,542,412	$1,216,730	$1,399,909
10/31/25	$1,579,006	$1,226,335	$1,430,684
11/30/25	$1,587,951	$1,228,914	$1,434,990
12/31/25	$1,596,545	$1,226,279	$1,442,413
1/31/26	$1,614,081	$1,229,243	$1,450,449
2/28/26	$1,634,529	$1,246,523	$1,470,744
3/31/26	$1,579,442	$1,224,396	$1,425,932

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	11.01%	3.39%	4.68%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PEMPX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1914TSRAR_033126

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$120	1.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within Ukrainian sovereign debt contributed to relative performance against the J.P. Morgan Emerging Markets Bond Index (EMBI) Global (“Index”), as the price depreciated in select holdings in which the fund had no exposure.

  Long exposure to the Nigerian naira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to Ecuadorian sovereign debt contributed to relative performance versus the Index, as spreads tightened.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select off-benchmark holdings depreciated.

  Overweight exposure to Senegalese sovereign debt detracted from relative performance versus the Index, as spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,027,155	$1,001,698	$1,019,142
5/31/16	$1,023,490	$1,005,932	$1,016,103
6/30/16	$1,066,837	$1,025,081	$1,054,016
7/31/16	$1,088,413	$1,031,206	$1,070,411
8/31/16	$1,110,042	$1,030,680	$1,089,660
9/30/16	$1,115,514	$1,030,557	$1,093,354
10/31/16	$1,108,887	$1,020,565	$1,077,344
11/30/16	$1,064,137	$1,003,709	$1,032,465
12/31/16	$1,086,741	$1,006,459	$1,047,307
1/31/17	$1,102,352	$1,002,793	$1,062,351
2/28/17	$1,127,826	$1,011,378	$1,084,404
3/31/17	$1,136,078	$1,010,911	$1,088,168
4/30/17	$1,154,707	$1,017,767	$1,105,917
5/31/17	$1,163,833	$1,023,707	$1,115,090
6/30/17	$1,157,982	$1,020,842	$1,112,230
7/31/17	$1,170,085	$1,024,198	$1,119,547
8/31/17	$1,189,271	$1,033,532	$1,138,885
9/30/17	$1,192,084	$1,028,761	$1,138,734
10/31/17	$1,196,793	$1,033,100	$1,140,775
11/30/17	$1,191,583	$1,034,700	$1,137,736
12/31/17	$1,199,886	$1,037,013	$1,144,911
1/31/18	$1,202,620	$1,029,610	$1,142,664
2/28/18	$1,182,623	$1,027,288	$1,120,277
3/31/18	$1,185,251	$1,035,806	$1,124,493
4/30/18	$1,171,687	$1,031,952	$1,108,049
5/31/18	$1,157,066	$1,035,807	$1,096,038
6/30/18	$1,144,717	$1,037,738	$1,085,027
7/31/18	$1,166,959	$1,038,022	$1,107,384
8/31/18	$1,140,333	$1,041,212	$1,086,094
9/30/18	$1,163,881	$1,037,229	$1,105,294
10/31/18	$1,137,892	$1,035,202	$1,080,638
11/30/18	$1,131,990	$1,040,267	$1,076,395
12/31/18	$1,147,854	$1,055,294	$1,092,122
1/31/19	$1,197,835	$1,066,471	$1,140,377
2/28/19	$1,206,949	$1,067,753	$1,147,467
3/31/19	$1,222,105	$1,086,877	$1,164,131
4/30/19	$1,223,095	$1,087,524	$1,165,529
5/31/19	$1,227,839	$1,103,173	$1,172,207
6/30/19	$1,269,422	$1,118,641	$1,207,896
7/31/19	$1,283,705	$1,127,444	$1,221,787
8/31/19	$1,282,641	$1,153,012	$1,228,482
9/30/19	$1,279,763	$1,147,669	$1,224,056
10/31/19	$1,288,468	$1,145,688	$1,228,596
11/30/19	$1,287,327	$1,144,344	$1,226,578
12/31/19	$1,316,632	$1,141,998	$1,249,596
1/31/20	$1,340,227	$1,162,607	$1,271,343
2/29/20	$1,331,494	$1,176,836	$1,261,004
3/31/20	$1,145,300	$1,158,521	$1,102,697
4/30/20	$1,168,739	$1,177,276	$1,126,948
5/31/20	$1,242,960	$1,180,613	$1,191,581
6/30/20	$1,280,616	$1,186,505	$1,226,279
7/31/20	$1,329,871	$1,199,470	$1,271,595
8/31/20	$1,337,440	$1,190,779	$1,275,372
9/30/20	$1,313,383	$1,195,129	$1,254,267
10/31/20	$1,314,572	$1,195,216	$1,252,766
11/30/20	$1,372,412	$1,202,035	$1,299,739
12/31/20	$1,400,547	$1,205,728	$1,323,064
1/31/21	$1,384,199	$1,199,261	$1,307,014
2/28/21	$1,350,278	$1,180,606	$1,273,504
3/31/21	$1,333,300	$1,175,955	$1,260,288
4/30/21	$1,365,592	$1,179,029	$1,284,390
5/31/21	$1,381,303	$1,181,661	$1,298,300
6/30/21	$1,391,098	$1,187,424	$1,309,849
7/31/21	$1,398,401	$1,202,182	$1,316,947
8/31/21	$1,413,435	$1,199,773	$1,328,952
9/30/21	$1,383,668	$1,188,446	$1,302,882
10/31/21	$1,376,519	$1,185,338	$1,303,661
11/30/21	$1,347,774	$1,193,793	$1,284,763
12/31/21	$1,370,259	$1,188,952	$1,303,082
1/31/22	$1,332,772	$1,170,272	$1,265,434
2/28/22	$1,259,270	$1,154,705	$1,195,775
3/31/22	$1,257,055	$1,129,814	$1,182,429
4/30/22	$1,188,495	$1,099,449	$1,117,628
5/31/22	$1,191,428	$1,097,936	$1,119,741
6/30/22	$1,115,590	$1,081,273	$1,057,736
7/31/22	$1,144,975	$1,108,814	$1,091,552
8/31/22	$1,132,044	$1,079,868	$1,078,796
9/30/22	$1,061,125	$1,045,202	$1,013,291
10/31/22	$1,058,332	$1,041,624	$1,014,085
11/30/22	$1,140,977	$1,068,168	$1,084,561
12/31/22	$1,144,353	$1,055,562	$1,088,684
1/31/23	$1,187,912	$1,079,874	$1,122,522
2/28/23	$1,158,760	$1,062,650	$1,097,775
3/31/23	$1,172,544	$1,086,213	$1,113,138
4/30/23	$1,176,388	$1,091,806	$1,118,754
5/31/23	$1,161,724	$1,087,507	$1,108,807
6/30/23	$1,192,962	$1,086,858	$1,130,172
7/31/23	$1,213,630	$1,087,210	$1,148,350
8/31/23	$1,197,323	$1,085,844	$1,132,321
9/30/23	$1,163,798	$1,067,119	$1,100,497
10/31/23	$1,155,158	$1,059,542	$1,084,495
11/30/23	$1,220,081	$1,095,972	$1,147,323
12/31/23	$1,280,789	$1,130,998	$1,202,455
1/31/24	$1,271,759	$1,128,781	$1,188,292
2/29/24	$1,281,425	$1,121,036	$1,196,462
3/31/24	$1,309,512	$1,131,144	$1,219,237
4/30/24	$1,283,895	$1,112,932	$1,194,751
5/31/24	$1,308,217	$1,122,780	$1,216,524
6/30/24	$1,314,610	$1,132,522	$1,224,576
7/31/24	$1,344,261	$1,154,402	$1,246,901
8/31/24	$1,371,665	$1,167,045	$1,275,995
9/30/24	$1,402,164	$1,180,588	$1,298,861
10/31/24	$1,373,078	$1,164,612	$1,275,552
11/30/24	$1,394,343	$1,178,445	$1,290,694
12/31/24	$1,378,383	$1,169,402	$1,271,364
1/31/25	$1,402,572	$1,173,932	$1,286,961
2/28/25	$1,429,323	$1,188,068	$1,308,193
3/31/25	$1,416,413	$1,183,110	$1,301,190
4/30/25	$1,411,931	$1,194,759	$1,300,120
5/31/25	$1,425,081	$1,190,809	$1,311,172
6/30/25	$1,462,791	$1,202,213	$1,341,020
7/31/25	$1,481,342	$1,201,251	$1,356,826
8/31/25	$1,507,996	$1,207,833	$1,377,599
9/30/25	$1,535,056	$1,216,730	$1,399,909
10/31/25	$1,571,397	$1,226,335	$1,430,684
11/30/25	$1,580,242	$1,228,914	$1,434,990
12/31/25	$1,588,727	$1,226,279	$1,442,413
1/31/26	$1,606,108	$1,229,243	$1,450,449
2/28/26	$1,626,393	$1,246,523	$1,470,744
3/31/26	$1,571,516	$1,224,396	$1,425,932

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	10.95%	3.34%	4.62%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	9.59%	2.50%	3.61%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,067,575
# of Portfolio Holdings	1,535
Portfolio Turnover Rate	47%
Total Net Advisory Fees Paid During the Reporting Period	$11,102
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Mexico	7.9%
United States	7.4%
Colombia	5.1%
Luxembourg	4.2%
Indonesia	3.9%
Argentina	3.7%
South Africa	3.6%
Egypt	2.8%
Dominican Republic	2.7%
Other Countries	56.6%
Short-Term Instruments	5.0%
Affiliated Investments	3.9%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(6.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.20% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PEBNX

PIMCO Emerging Markets Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2180TSRAR_033126

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to the Egyptian pound contributed to relative performance versus the Index, as the currency had positive carry.

  Security selection within Brazilian corporate debt detracted from relative performance versus the Index, as the price of select holdings depreciated.

  Underweight exposure to Ghanaian quasi-sovereign debt detracted from relative performance versus the Index, as the price of select holdings appreciated.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,019,318	$1,001,698	$1,019,051
5/31/16	$1,020,228	$1,005,932	$1,020,591
6/30/16	$1,041,766	$1,025,081	$1,040,467
7/31/16	$1,063,380	$1,031,206	$1,058,164
8/31/16	$1,077,971	$1,030,680	$1,072,366
9/30/16	$1,081,572	$1,030,557	$1,073,368
10/31/16	$1,087,375	$1,020,565	$1,073,247
11/30/16	$1,071,812	$1,003,709	$1,049,567
12/31/16	$1,085,894	$1,006,459	$1,058,152
1/31/17	$1,107,846	$1,002,793	$1,071,604
2/28/17	$1,126,750	$1,011,378	$1,087,773
3/31/17	$1,128,128	$1,010,911	$1,091,054
4/30/17	$1,143,801	$1,017,767	$1,103,497
5/31/17	$1,143,864	$1,023,707	$1,110,179
6/30/17	$1,141,717	$1,020,842	$1,112,406
7/31/17	$1,156,686	$1,024,198	$1,121,221
8/31/17	$1,170,424	$1,033,532	$1,132,029
9/30/17	$1,176,649	$1,028,761	$1,135,480
10/31/17	$1,180,473	$1,033,100	$1,139,130
11/30/17	$1,176,961	$1,034,700	$1,138,855
12/31/17	$1,183,725	$1,037,013	$1,141,610
1/31/18	$1,191,371	$1,029,610	$1,142,180
2/28/18	$1,177,445	$1,027,288	$1,130,283
3/31/18	$1,175,797	$1,035,806	$1,127,337
4/30/18	$1,171,359	$1,031,952	$1,119,116
5/31/18	$1,163,749	$1,035,807	$1,110,831
6/30/18	$1,153,584	$1,037,738	$1,106,723
7/31/18	$1,177,578	$1,038,022	$1,123,458
8/31/18	$1,164,759	$1,041,212	$1,112,210
9/30/18	$1,176,873	$1,037,229	$1,122,647
10/31/18	$1,172,427	$1,035,202	$1,115,339
11/30/18	$1,167,465	$1,040,267	$1,112,960
12/31/18	$1,175,731	$1,055,294	$1,122,001
1/31/19	$1,202,801	$1,066,471	$1,153,657
2/28/19	$1,214,693	$1,067,753	$1,166,886
3/31/19	$1,228,586	$1,086,877	$1,181,911
4/30/19	$1,240,580	$1,087,524	$1,191,791
5/31/19	$1,249,155	$1,103,173	$1,197,692
6/30/19	$1,278,678	$1,118,641	$1,224,548
7/31/19	$1,289,684	$1,127,444	$1,236,833
8/31/19	$1,274,603	$1,153,012	$1,240,967
9/30/19	$1,286,289	$1,147,669	$1,247,916
10/31/19	$1,301,595	$1,145,688	$1,258,188
11/30/19	$1,300,631	$1,144,344	$1,262,624
12/31/19	$1,314,907	$1,141,998	$1,274,060
1/31/20	$1,335,433	$1,162,607	$1,292,555
2/29/20	$1,331,207	$1,176,836	$1,292,138
3/31/20	$1,154,882	$1,158,521	$1,146,374
4/30/20	$1,205,595	$1,177,276	$1,199,084
5/31/20	$1,256,525	$1,180,613	$1,244,710
6/30/20	$1,295,892	$1,186,505	$1,277,819
7/31/20	$1,316,314	$1,199,470	$1,306,606
8/31/20	$1,334,919	$1,190,779	$1,318,447
9/30/20	$1,324,475	$1,195,129	$1,311,372
10/31/20	$1,324,330	$1,195,216	$1,315,201
11/30/20	$1,367,480	$1,202,035	$1,350,271
12/31/20	$1,390,522	$1,205,728	$1,367,647
1/31/21	$1,387,785	$1,199,261	$1,366,048
2/28/21	$1,384,244	$1,180,606	$1,362,842
3/31/21	$1,375,380	$1,175,955	$1,354,100
4/30/21	$1,385,456	$1,179,029	$1,363,806
5/31/21	$1,395,187	$1,181,661	$1,372,256
6/30/21	$1,404,389	$1,187,424	$1,382,818
7/31/21	$1,405,959	$1,202,182	$1,385,557
8/31/21	$1,414,854	$1,199,773	$1,393,875
9/30/21	$1,399,790	$1,188,446	$1,383,645
10/31/21	$1,385,812	$1,185,338	$1,377,315
11/30/21	$1,372,506	$1,193,793	$1,368,533
12/31/21	$1,380,518	$1,188,952	$1,374,320
1/31/22	$1,352,940	$1,170,272	$1,350,914
2/28/22	$1,271,982	$1,154,705	$1,283,579
3/31/22	$1,236,473	$1,129,814	$1,246,983
4/30/22	$1,203,683	$1,099,449	$1,219,802
5/31/22	$1,196,533	$1,097,936	$1,212,369
6/30/22	$1,147,169	$1,081,273	$1,171,950
7/31/22	$1,170,594	$1,108,814	$1,187,224
8/31/22	$1,174,372	$1,079,868	$1,189,445
9/30/22	$1,126,398	$1,045,202	$1,140,830
10/31/22	$1,110,105	$1,041,624	$1,117,111
11/30/22	$1,178,898	$1,068,168	$1,178,390
12/31/22	$1,197,161	$1,055,562	$1,196,808
1/31/23	$1,236,788	$1,079,874	$1,232,681
2/28/23	$1,212,948	$1,062,650	$1,210,671
3/31/23	$1,220,758	$1,086,213	$1,220,121
4/30/23	$1,223,971	$1,091,806	$1,231,115
5/31/23	$1,209,619	$1,087,507	$1,222,703
6/30/23	$1,219,227	$1,086,858	$1,235,888
7/31/23	$1,231,159	$1,087,210	$1,247,463
8/31/23	$1,220,940	$1,085,844	$1,241,245
9/30/23	$1,209,625	$1,067,119	$1,230,688
10/31/23	$1,192,137	$1,059,542	$1,214,779
11/30/23	$1,239,488	$1,095,972	$1,260,017
12/31/23	$1,278,863	$1,130,998	$1,298,861
1/31/24	$1,281,696	$1,128,781	$1,306,426
2/29/24	$1,285,752	$1,121,036	$1,315,140
3/31/24	$1,299,979	$1,131,144	$1,327,418
4/30/24	$1,285,455	$1,112,932	$1,314,851
5/31/24	$1,304,501	$1,122,780	$1,334,590
6/30/24	$1,314,274	$1,132,522	$1,346,588
7/31/24	$1,333,064	$1,154,402	$1,366,927
8/31/24	$1,352,844	$1,167,045	$1,390,207
9/30/24	$1,374,043	$1,180,588	$1,407,906
10/31/24	$1,357,048	$1,164,612	$1,394,502
11/30/24	$1,366,454	$1,178,445	$1,402,555
12/31/24	$1,359,409	$1,169,402	$1,394,259
1/31/25	$1,372,337	$1,173,932	$1,405,425
2/28/25	$1,398,790	$1,188,068	$1,426,667
3/31/25	$1,399,587	$1,183,110	$1,427,941
4/30/25	$1,391,935	$1,194,759	$1,423,353
5/31/25	$1,400,949	$1,190,809	$1,432,516
6/30/25	$1,423,670	$1,202,213	$1,453,027
7/31/25	$1,431,549	$1,201,251	$1,465,535
8/31/25	$1,455,702	$1,207,833	$1,484,808
9/30/25	$1,473,797	$1,216,730	$1,498,581
10/31/25	$1,483,841	$1,226,335	$1,505,086
11/30/25	$1,488,486	$1,228,914	$1,508,855
12/31/25	$1,494,521	$1,226,279	$1,516,106
1/31/26	$1,506,182	$1,229,243	$1,527,851
2/28/26	$1,514,537	$1,246,523	$1,541,786
3/31/26	$1,475,898	$1,224,396	$1,510,688

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.45%	1.42%	3.97%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Corporate Emerging Markets Bond Index Diversified (CEMBI)	5.79%	2.21%	4.21%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$59,655
# of Portfolio Holdings	524
Portfolio Turnover Rate	166%
Total Net Advisory Fees Paid During the Reporting Period	$279
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Cayman Islands	9.7%
United States	6.0%
Mexico	5.7%
India	5.4%
Peru	5.2%
United Kingdom	5.0%
Chile	4.5%
United Arab Emirates	4.1%
Turkey	3.6%
Colombia	3.5%
Other Countries	39.7%
Short-Term Instruments	3.0%
Affiliated Investments	5.4%
Financial Derivative Instruments	0.7%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1948TSRAR_033126

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.38%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$9,625	$10,000	$10,000	$10,000
4/30/16	$9,764	$10,017	$10,089	$10,089
5/31/16	$9,483	$10,059	$9,787	$9,787
6/30/16	$9,769	$10,251	$10,034	$10,034
7/31/16	$9,838	$10,312	$10,071	$10,071
8/31/16	$9,859	$10,307	$10,093	$10,093
9/30/16	$9,949	$10,306	$10,184	$10,184
10/31/16	$9,927	$10,206	$10,105	$10,105
11/30/16	$9,546	$10,037	$9,771	$9,771
12/31/16	$9,634	$10,065	$9,819	$9,819
1/31/17	$9,855	$10,028	$9,999	$9,999
2/28/17	$10,032	$10,114	$10,165	$10,165
3/31/17	$10,235	$10,109	$10,327	$10,327
4/30/17	$10,266	$10,178	$10,361	$10,361
5/31/17	$10,387	$10,237	$10,522	$10,522
6/30/17	$10,394	$10,208	$10,526	$10,526
7/31/17	$10,572	$10,242	$10,697	$10,697
8/31/17	$10,673	$10,335	$10,805	$10,805
9/30/17	$10,616	$10,288	$10,737	$10,737
10/31/17	$10,573	$10,331	$10,677	$10,677
11/30/17	$10,725	$10,347	$10,853	$10,853
12/31/17	$10,831	$10,370	$10,952	$10,952
1/31/18	$11,167	$10,296	$11,268	$11,268
2/28/18	$11,056	$10,273	$11,150	$11,150
3/31/18	$11,144	$10,358	$11,227	$11,227
4/30/18	$10,894	$10,320	$11,016	$11,016
5/31/18	$10,565	$10,358	$10,754	$10,754
6/30/18	$10,351	$10,377	$10,579	$10,579
7/31/18	$10,475	$10,380	$10,670	$10,670
8/31/18	$10,073	$10,412	$10,349	$10,349
9/30/18	$10,214	$10,372	$10,461	$10,461
10/31/18	$10,079	$10,352	$10,341	$10,341
11/30/18	$10,217	$10,403	$10,515	$10,515
12/31/18	$10,307	$10,553	$10,587	$10,587
1/31/19	$10,608	$10,665	$10,874	$10,874
2/28/19	$10,549	$10,678	$10,821	$10,821
3/31/19	$10,481	$10,869	$10,743	$10,743
4/30/19	$10,518	$10,875	$10,751	$10,751
5/31/19	$10,453	$11,032	$10,680	$10,680
6/30/19	$10,766	$11,186	$10,965	$10,965
7/31/19	$10,737	$11,274	$10,966	$10,966
8/31/19	$10,291	$11,530	$10,615	$10,615
9/30/19	$10,398	$11,477	$10,736	$10,736
10/31/19	$10,615	$11,457	$10,956	$10,956
11/30/19	$10,551	$11,443	$10,887	$10,887
12/31/19	$10,901	$11,420	$11,137	$11,137
1/31/20	$10,731	$11,626	$10,991	$10,991
2/29/20	$10,515	$11,768	$10,750	$10,750
3/31/20	$9,502	$11,585	$10,193	$10,193
4/30/20	$9,693	$11,773	$10,308	$10,308
5/31/20	$9,994	$11,806	$10,459	$10,459
6/30/20	$10,152	$11,865	$10,542	$10,542
7/31/20	$10,359	$11,995	$10,733	$10,733
8/31/20	$10,513	$11,908	$10,801	$10,801
9/30/20	$10,380	$11,951	$10,692	$10,692
10/31/20	$10,409	$11,952	$10,737	$10,737
11/30/20	$10,830	$12,020	$11,100	$11,100
12/31/20	$11,104	$12,057	$11,330	$11,330
1/31/21	$11,003	$11,993	$11,265	$11,265
2/28/21	$10,966	$11,806	$11,198	$11,198
3/31/21	$10,769	$11,760	$11,039	$11,039
4/30/21	$10,924	$11,790	$11,218	$11,218
5/31/21	$11,131	$11,817	$11,400	$11,400
6/30/21	$10,996	$11,874	$11,261	$11,261
7/31/21	$10,917	$12,022	$11,204	$11,204
8/31/21	$11,055	$11,998	$11,286	$11,286
9/30/21	$10,854	$11,884	$11,084	$11,084
10/31/21	$10,806	$11,853	$11,119	$11,119
11/30/21	$10,593	$11,938	$10,829	$10,829
12/31/21	$10,755	$11,890	$10,979	$10,979
1/31/22	$10,769	$11,703	$10,994	$10,994
2/28/22	$10,495	$11,547	$10,789	$10,789
3/31/22	$10,575	$11,298	$10,372	$10,372
4/30/22	$10,265	$10,994	$10,061	$10,061
5/31/22	$10,356	$10,979	$10,152	$10,152
6/30/22	$10,023	$10,813	$9,899	$9,899
7/31/22	$9,926	$11,088	$9,819	$9,819
8/31/22	$9,929	$10,799	$9,804	$9,804
9/30/22	$9,610	$10,452	$9,506	$9,506
10/31/22	$9,664	$10,416	$9,558	$9,557
11/30/22	$10,150	$10,682	$9,993	$9,993
12/31/22	$10,334	$10,556	$10,196	$10,196
1/31/23	$10,662	$10,799	$10,498	$10,498
2/28/23	$10,458	$10,626	$10,304	$10,304
3/31/23	$10,690	$10,862	$10,515	$10,515
4/30/23	$10,737	$10,918	$10,560	$10,560
5/31/23	$10,675	$10,875	$10,472	$10,472
6/30/23	$10,823	$10,869	$10,599	$10,599
7/31/23	$11,011	$10,872	$10,798	$10,798
8/31/23	$10,821	$10,858	$10,641	$10,641
9/30/23	$10,665	$10,671	$10,502	$10,502
10/31/23	$10,672	$10,595	$10,508	$10,508
11/30/23	$11,069	$10,960	$10,871	$10,871
12/31/23	$11,289	$11,310	$11,056	$11,056
1/31/24	$11,128	$11,288	$10,897	$10,897
2/29/24	$11,180	$11,210	$10,935	$10,935
3/31/24	$11,222	$11,311	$10,932	$10,932
4/30/24	$11,124	$11,129	$10,862	$10,862
5/31/24	$11,296	$11,228	$10,998	$10,998
6/30/24	$11,166	$11,325	$10,903	$10,903
7/31/24	$11,280	$11,544	$11,000	$11,000
8/31/24	$11,516	$11,670	$11,252	$11,252
9/30/24	$11,764	$11,806	$11,475	$11,475
10/31/24	$11,494	$11,646	$11,190	$11,190
11/30/24	$11,417	$11,784	$11,097	$11,097
12/31/24	$11,305	$11,694	$10,936	$10,936
1/31/25	$11,513	$11,739	$11,106	$11,106
2/28/25	$11,571	$11,881	$11,143	$11,143
3/31/25	$11,686	$11,831	$11,279	$11,279
4/30/25	$12,034	$11,948	$11,607	$11,607
5/31/25	$12,271	$11,908	$11,806	$11,806
6/30/25	$12,636	$12,022	$12,078	$12,078
7/31/25	$12,479	$12,013	$11,923	$11,923
8/31/25	$12,692	$12,078	$12,074	$12,074
9/30/25	$12,837	$12,167	$12,167	$12,167
10/31/25	$12,864	$12,263	$12,151	$12,151
11/30/25	$12,977	$12,289	$12,213	$12,213
12/31/25	$13,201	$12,263	$12,370	$12,370
1/31/26	$13,488	$12,292	$12,554	$12,554
2/28/26	$13,737	$12,465	$12,673	$12,673
3/31/26	$13,259	$12,244	$12,278	$12,278

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.46%	4.25%	3.25%
Class A (including sales charge)	9.21%	3.45%	2.86%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PLMAX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2026

PIMS4029TSRAR_033126

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	0.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,812	$1,001,698	$1,008,889	$1,008,889
5/31/16	$985,949	$1,005,932	$978,665	$978,665
6/30/16	$1,015,915	$1,025,081	$1,003,394	$1,003,394
7/31/16	$1,023,470	$1,031,206	$1,007,139	$1,007,139
8/31/16	$1,026,048	$1,030,680	$1,009,343	$1,009,342
9/30/16	$1,035,751	$1,030,557	$1,018,437	$1,018,437
10/31/16	$1,033,805	$1,020,565	$1,010,473	$1,010,472
11/30/16	$994,428	$1,003,709	$977,076	$977,075
12/31/16	$1,003,944	$1,006,459	$981,869	$981,869
1/31/17	$1,027,280	$1,002,793	$999,916	$999,915
2/28/17	$1,046,071	$1,011,378	$1,016,496	$1,016,496
3/31/17	$1,067,646	$1,010,911	$1,032,727	$1,032,727
4/30/17	$1,071,225	$1,017,767	$1,036,123	$1,036,123
5/31/17	$1,084,161	$1,023,707	$1,052,170	$1,052,169
6/30/17	$1,085,265	$1,020,842	$1,052,627	$1,052,627
7/31/17	$1,104,197	$1,024,198	$1,069,676	$1,069,675
8/31/17	$1,115,173	$1,033,532	$1,080,459	$1,080,458
9/30/17	$1,109,610	$1,028,761	$1,073,705	$1,073,705
10/31/17	$1,105,425	$1,033,100	$1,067,664	$1,067,663
11/30/17	$1,121,723	$1,034,700	$1,085,294	$1,085,294
12/31/17	$1,133,228	$1,037,013	$1,095,158	$1,095,157
1/31/18	$1,168,701	$1,029,610	$1,126,755	$1,126,755
2/28/18	$1,157,421	$1,027,288	$1,114,968	$1,114,967
3/31/18	$1,167,051	$1,035,806	$1,122,710	$1,122,710
4/30/18	$1,141,302	$1,031,952	$1,101,633	$1,101,632
5/31/18	$1,107,199	$1,035,807	$1,075,431	$1,075,430
6/30/18	$1,085,121	$1,037,738	$1,057,866	$1,057,866
7/31/18	$1,098,514	$1,038,022	$1,067,043	$1,067,043
8/31/18	$1,056,770	$1,041,212	$1,034,856	$1,034,855
9/30/18	$1,071,855	$1,037,229	$1,046,095	$1,046,095
10/31/18	$1,058,078	$1,035,202	$1,034,141	$1,034,141
11/30/18	$1,072,867	$1,040,267	$1,051,547	$1,051,546
12/31/18	$1,082,705	$1,055,294	$1,058,672	$1,058,672
1/31/19	$1,114,639	$1,066,471	$1,087,406	$1,087,406
2/28/19	$1,108,760	$1,067,753	$1,082,119	$1,082,118
3/31/19	$1,102,086	$1,086,877	$1,074,292	$1,074,291
4/30/19	$1,106,271	$1,087,524	$1,075,121	$1,075,120
5/31/19	$1,099,888	$1,103,173	$1,068,006	$1,068,006
6/30/19	$1,133,131	$1,118,641	$1,096,487	$1,096,486
7/31/19	$1,130,412	$1,127,444	$1,096,592	$1,096,592
8/31/19	$1,083,930	$1,153,012	$1,061,511	$1,061,510
9/30/19	$1,095,459	$1,147,669	$1,073,637	$1,073,637
10/31/19	$1,118,715	$1,145,688	$1,095,602	$1,095,602
11/30/19	$1,112,418	$1,144,344	$1,088,669	$1,088,668
12/31/19	$1,149,674	$1,141,998	$1,113,708	$1,113,707
1/31/20	$1,132,133	$1,162,607	$1,099,109	$1,099,109
2/29/20	$1,109,714	$1,176,836	$1,075,035	$1,075,034
3/31/20	$1,003,112	$1,158,521	$1,019,293	$1,019,293
4/30/20	$1,023,632	$1,177,276	$1,030,790	$1,030,790
5/31/20	$1,055,738	$1,180,613	$1,045,888	$1,045,888
6/30/20	$1,072,796	$1,186,505	$1,054,189	$1,054,188
7/31/20	$1,095,051	$1,199,470	$1,073,328	$1,073,327
8/31/20	$1,111,621	$1,190,779	$1,080,074	$1,080,074
9/30/20	$1,098,005	$1,195,129	$1,069,198	$1,069,198
10/31/20	$1,101,409	$1,195,216	$1,073,690	$1,073,689
11/30/20	$1,146,237	$1,202,035	$1,110,010	$1,110,009
12/31/20	$1,175,777	$1,205,728	$1,132,978	$1,132,978
1/31/21	$1,165,476	$1,199,261	$1,126,462	$1,126,461
2/28/21	$1,161,904	$1,180,606	$1,119,814	$1,119,814
3/31/21	$1,142,790	$1,175,955	$1,103,865	$1,103,865
4/30/21	$1,158,243	$1,179,029	$1,121,826	$1,121,826
5/31/21	$1,180,512	$1,181,661	$1,139,967	$1,139,967
6/30/21	$1,166,637	$1,187,424	$1,126,134	$1,126,134
7/31/21	$1,158,590	$1,202,182	$1,120,397	$1,120,396
8/31/21	$1,173,622	$1,199,773	$1,128,631	$1,128,630
9/30/21	$1,152,700	$1,188,446	$1,108,426	$1,108,426
10/31/21	$1,147,986	$1,185,338	$1,111,909	$1,111,908
11/30/21	$1,125,750	$1,193,793	$1,082,891	$1,082,890
12/31/21	$1,143,414	$1,188,952	$1,097,921	$1,097,920
1/31/22	$1,145,234	$1,170,272	$1,099,360	$1,099,359
2/28/22	$1,116,396	$1,154,705	$1,078,851	$1,078,851
3/31/22	$1,125,348	$1,129,814	$1,037,222	$1,037,222
4/30/22	$1,092,717	$1,099,449	$1,006,088	$1,006,088
5/31/22	$1,102,792	$1,097,936	$1,015,235	$1,015,235
6/30/22	$1,067,622	$1,081,273	$989,868	$989,868
7/31/22	$1,057,693	$1,108,814	$981,853	$981,853
8/31/22	$1,058,349	$1,079,868	$980,362	$980,361
9/30/22	$1,024,666	$1,045,202	$950,571	$950,571
10/31/22	$1,030,851	$1,041,624	$955,750	$955,750
11/30/22	$1,082,969	$1,068,168	$999,305	$999,305
12/31/22	$1,103,021	$1,055,562	$1,019,581	$1,019,580
1/31/23	$1,138,387	$1,079,874	$1,049,774	$1,049,773
2/28/23	$1,116,920	$1,062,650	$1,030,424	$1,030,424
3/31/23	$1,142,122	$1,086,213	$1,051,503	$1,051,502
4/30/23	$1,147,450	$1,091,806	$1,056,039	$1,056,038
5/31/23	$1,141,275	$1,087,507	$1,047,200	$1,047,200
6/30/23	$1,157,493	$1,086,858	$1,059,950	$1,059,949
7/31/23	$1,177,999	$1,087,210	$1,079,771	$1,079,771
8/31/23	$1,158,008	$1,085,844	$1,064,105	$1,064,105
9/30/23	$1,141,656	$1,067,119	$1,050,151	$1,050,151
10/31/23	$1,142,803	$1,059,542	$1,050,829	$1,050,829
11/30/23	$1,185,747	$1,095,972	$1,087,146	$1,087,146
12/31/23	$1,209,655	$1,130,998	$1,105,629	$1,105,629
1/31/24	$1,192,820	$1,128,781	$1,089,717	$1,089,717
2/29/24	$1,198,791	$1,121,036	$1,093,469	$1,093,468
3/31/24	$1,203,759	$1,131,144	$1,093,229	$1,093,228
4/30/24	$1,193,553	$1,112,932	$1,086,153	$1,086,152
5/31/24	$1,212,475	$1,122,780	$1,099,820	$1,099,820
6/30/24	$1,198,890	$1,132,522	$1,090,329	$1,090,329
7/31/24	$1,211,587	$1,154,402	$1,099,956	$1,099,955
8/31/24	$1,237,348	$1,167,045	$1,125,172	$1,125,172
9/30/24	$1,264,401	$1,180,588	$1,147,462	$1,147,462
10/31/24	$1,235,823	$1,164,612	$1,119,044	$1,119,044
11/30/24	$1,227,873	$1,178,445	$1,109,656	$1,109,655
12/31/24	$1,216,240	$1,169,402	$1,093,648	$1,093,648
1/31/25	$1,239,082	$1,173,932	$1,110,591	$1,110,590
2/28/25	$1,245,757	$1,188,068	$1,114,269	$1,114,269
3/31/25	$1,258,472	$1,183,110	$1,127,875	$1,127,875
4/30/25	$1,296,378	$1,194,759	$1,160,687	$1,160,687
5/31/25	$1,322,433	$1,190,809	$1,180,608	$1,180,608
6/30/25	$1,362,106	$1,202,213	$1,207,791	$1,207,790
7/31/25	$1,345,664	$1,201,251	$1,192,268	$1,192,268
8/31/25	$1,369,086	$1,207,833	$1,207,352	$1,207,351
9/30/25	$1,385,224	$1,216,730	$1,216,679	$1,216,679
10/31/25	$1,388,605	$1,226,335	$1,215,063	$1,215,063
11/30/25	$1,401,198	$1,228,914	$1,221,272	$1,221,272
12/31/25	$1,425,874	$1,226,279	$1,237,040	$1,237,039
1/31/26	$1,457,446	$1,229,243	$1,255,382	$1,255,382
2/28/26	$1,484,761	$1,246,523	$1,267,294	$1,267,294
3/31/26	$1,433,555	$1,224,396	$1,227,842	$1,227,842

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.91%	4.64%	3.67%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PLMIX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2026

PIMS1872TSRAR_033126

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Currency and Short-Term Investments Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.08%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance against the J.P. Morgan Emerging Local Markets Index Plus (Unhedged) (“Index”), as the currency provided a positive high carry.

  Overweight exposure to the Kazakhstani tenge contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to the Dominican peso contributed to relative performance versus the Index, as the currency appreciated.

  Positioning within the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated towards the start of the reporting period.

  Underweight exposure to the Uruguayan peso in the early part of the reporting period detracted from relative performance versus the Index, as the currency appreciated.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,014,727	$1,001,698	$1,008,889	$1,008,889
5/31/16	$985,788	$1,005,932	$978,665	$978,665
6/30/16	$1,015,666	$1,025,081	$1,003,394	$1,003,394
7/31/16	$1,023,133	$1,031,206	$1,007,139	$1,007,139
8/31/16	$1,025,622	$1,030,680	$1,009,343	$1,009,342
9/30/16	$1,035,231	$1,030,557	$1,018,437	$1,018,437
10/31/16	$1,033,204	$1,020,565	$1,010,473	$1,010,472
11/30/16	$993,766	$1,003,709	$977,076	$977,075
12/31/16	$1,003,186	$1,006,459	$981,869	$981,869
1/31/17	$1,026,425	$1,002,793	$999,916	$999,915
2/28/17	$1,045,119	$1,011,378	$1,016,496	$1,016,496
3/31/17	$1,066,580	$1,010,911	$1,032,727	$1,032,727
4/30/17	$1,070,074	$1,017,767	$1,036,123	$1,036,123
5/31/17	$1,082,904	$1,023,707	$1,052,170	$1,052,169
6/30/17	$1,083,913	$1,020,842	$1,052,627	$1,052,627
7/31/17	$1,102,735	$1,024,198	$1,069,676	$1,069,675
8/31/17	$1,113,603	$1,033,532	$1,080,459	$1,080,458
9/30/17	$1,107,951	$1,028,761	$1,073,705	$1,073,705
10/31/17	$1,103,681	$1,033,100	$1,067,664	$1,067,663
11/30/17	$1,119,863	$1,034,700	$1,085,294	$1,085,294
12/31/17	$1,131,251	$1,037,013	$1,095,158	$1,095,157
1/31/18	$1,166,568	$1,029,610	$1,126,755	$1,126,755
2/28/18	$1,155,222	$1,027,288	$1,114,968	$1,114,967
3/31/18	$1,164,733	$1,035,806	$1,122,710	$1,122,710
4/30/18	$1,138,944	$1,031,952	$1,101,633	$1,101,632
5/31/18	$1,104,817	$1,035,807	$1,075,431	$1,075,430
6/30/18	$1,082,694	$1,037,738	$1,057,866	$1,057,866
7/31/18	$1,095,966	$1,038,022	$1,067,043	$1,067,043
8/31/18	$1,054,219	$1,041,212	$1,034,856	$1,034,855
9/30/18	$1,069,190	$1,037,229	$1,046,095	$1,046,095
10/31/18	$1,055,356	$1,035,202	$1,034,141	$1,034,141
11/30/18	$1,070,014	$1,040,267	$1,051,547	$1,051,546
12/31/18	$1,079,752	$1,055,294	$1,058,672	$1,058,672
1/31/19	$1,111,510	$1,066,471	$1,087,406	$1,087,406
2/28/19	$1,105,562	$1,067,753	$1,082,119	$1,082,118
3/31/19	$1,098,814	$1,086,877	$1,074,292	$1,074,291
4/30/19	$1,102,897	$1,087,524	$1,075,121	$1,075,120
5/31/19	$1,096,426	$1,103,173	$1,068,006	$1,068,006
6/30/19	$1,129,478	$1,118,641	$1,096,487	$1,096,486
7/31/19	$1,126,672	$1,127,444	$1,096,592	$1,096,592
8/31/19	$1,080,244	$1,153,012	$1,061,511	$1,061,510
9/30/19	$1,091,651	$1,147,669	$1,073,637	$1,073,637
10/31/19	$1,114,732	$1,145,688	$1,095,602	$1,095,602
11/30/19	$1,108,362	$1,144,344	$1,088,669	$1,088,668
12/31/19	$1,145,389	$1,141,998	$1,113,708	$1,113,707
1/31/20	$1,127,821	$1,162,607	$1,099,109	$1,099,109
2/29/20	$1,105,401	$1,176,836	$1,075,035	$1,075,034
3/31/20	$999,129	$1,158,521	$1,019,293	$1,019,293
4/30/20	$1,019,490	$1,177,276	$1,030,790	$1,030,790
5/31/20	$1,051,386	$1,180,613	$1,045,888	$1,045,888
6/30/20	$1,068,289	$1,186,505	$1,054,189	$1,054,188
7/31/20	$1,090,354	$1,199,470	$1,073,328	$1,073,327
8/31/20	$1,106,769	$1,190,779	$1,080,074	$1,080,074
9/30/20	$1,093,122	$1,195,129	$1,069,198	$1,069,198
10/31/20	$1,096,415	$1,195,216	$1,073,690	$1,073,689
11/30/20	$1,140,949	$1,202,035	$1,110,010	$1,110,009
12/31/20	$1,170,244	$1,205,728	$1,132,978	$1,132,978
1/31/21	$1,159,902	$1,199,261	$1,126,462	$1,126,461
2/28/21	$1,156,256	$1,180,606	$1,119,814	$1,119,814
3/31/21	$1,135,703	$1,175,955	$1,103,865	$1,103,865
4/30/21	$1,152,418	$1,179,029	$1,121,826	$1,121,826
5/31/21	$1,174,485	$1,181,661	$1,139,967	$1,139,967
6/30/21	$1,160,587	$1,187,424	$1,126,134	$1,126,134
7/31/21	$1,152,483	$1,202,182	$1,120,397	$1,120,396
8/31/21	$1,167,338	$1,199,773	$1,128,631	$1,128,630
9/30/21	$1,146,433	$1,188,446	$1,108,426	$1,108,426
10/31/21	$1,141,647	$1,185,338	$1,111,909	$1,111,908
11/30/21	$1,119,441	$1,193,793	$1,082,891	$1,082,890
12/31/21	$1,136,903	$1,188,952	$1,097,921	$1,097,920
1/31/22	$1,138,621	$1,170,272	$1,099,360	$1,099,359
2/28/22	$1,109,863	$1,154,705	$1,078,851	$1,078,851
3/31/22	$1,118,669	$1,129,814	$1,037,222	$1,037,222
4/30/22	$1,086,138	$1,099,449	$1,006,088	$1,006,088
5/31/22	$1,096,069	$1,097,936	$1,015,235	$1,015,235
6/30/22	$1,061,021	$1,081,273	$989,868	$989,868
7/31/22	$1,051,067	$1,108,814	$981,853	$981,853
8/31/22	$1,051,631	$1,079,868	$980,362	$980,361
9/30/22	$1,018,071	$1,045,202	$950,571	$950,571
10/31/22	$1,024,142	$1,041,624	$955,750	$955,750
11/30/22	$1,075,847	$1,068,168	$999,305	$999,305
12/31/22	$1,095,667	$1,055,562	$1,019,581	$1,019,580
1/31/23	$1,130,710	$1,079,874	$1,049,774	$1,049,773
2/28/23	$1,109,304	$1,062,650	$1,030,424	$1,030,424
3/31/23	$1,134,237	$1,086,213	$1,051,503	$1,051,502
4/30/23	$1,139,440	$1,091,806	$1,056,039	$1,056,038
5/31/23	$1,133,210	$1,087,507	$1,047,200	$1,047,200
6/30/23	$1,149,214	$1,086,858	$1,059,950	$1,059,949
7/31/23	$1,169,482	$1,087,210	$1,079,771	$1,079,771
8/31/23	$1,149,535	$1,085,844	$1,064,105	$1,064,105
9/30/23	$1,133,209	$1,067,119	$1,050,151	$1,050,151
10/31/23	$1,134,257	$1,059,542	$1,050,829	$1,050,829
11/30/23	$1,176,784	$1,095,972	$1,087,146	$1,087,146
12/31/23	$1,200,408	$1,130,998	$1,105,629	$1,105,629
1/31/24	$1,183,601	$1,128,781	$1,089,717	$1,089,717
2/29/24	$1,189,433	$1,121,036	$1,093,469	$1,093,468
3/31/24	$1,194,259	$1,131,144	$1,093,229	$1,093,228
4/30/24	$1,184,044	$1,112,932	$1,086,153	$1,086,152
5/31/24	$1,202,696	$1,122,780	$1,099,820	$1,099,820
6/30/24	$1,189,130	$1,132,522	$1,090,329	$1,090,329
7/31/24	$1,201,623	$1,154,402	$1,099,956	$1,099,955
8/31/24	$1,227,060	$1,167,045	$1,125,172	$1,125,172
9/30/24	$1,253,792	$1,180,588	$1,147,462	$1,147,462
10/31/24	$1,225,350	$1,164,612	$1,119,044	$1,119,044
11/30/24	$1,217,363	$1,178,445	$1,109,656	$1,109,655
12/31/24	$1,205,728	$1,169,402	$1,093,648	$1,093,648
1/31/25	$1,228,267	$1,173,932	$1,110,591	$1,110,590
2/28/25	$1,234,789	$1,188,068	$1,114,269	$1,114,269
3/31/25	$1,247,292	$1,183,110	$1,127,875	$1,127,875
4/30/25	$1,284,758	$1,194,759	$1,160,687	$1,160,687
5/31/25	$1,310,465	$1,190,809	$1,180,608	$1,180,608
6/30/25	$1,349,670	$1,202,213	$1,207,791	$1,207,790
7/31/25	$1,333,277	$1,201,251	$1,192,268	$1,192,268
8/31/25	$1,356,367	$1,207,833	$1,207,352	$1,207,351
9/30/25	$1,372,248	$1,216,730	$1,216,679	$1,216,679
10/31/25	$1,375,473	$1,226,335	$1,215,063	$1,215,063
11/30/25	$1,387,840	$1,228,914	$1,221,272	$1,221,272
12/31/25	$1,412,160	$1,226,279	$1,237,040	$1,237,039
1/31/26	$1,443,312	$1,229,243	$1,255,382	$1,255,382
2/28/26	$1,470,253	$1,246,523	$1,267,294	$1,267,294
3/31/26	$1,419,429	$1,224,396	$1,227,842	$1,227,842

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	13.80%	4.56%	3.56%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Emerging Local Markets Index Plus (Unhedged)	8.86%	2.15%	2.07%
J.P. Morgan Emerging Local Markets Index Plus +Bid (Unhedged)	8.86%	2.15%	2.07%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$629,494
# of Portfolio Holdings	1,668
Portfolio Turnover Rate	124%
Total Net Advisory Fees Paid During the Reporting Period	$3,042
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Brazil	18.3%
Malaysia	11.8%
South Africa	6.7%
Colombia	6.0%
Supranational	5.2%
United States	3.8%
Poland	3.8%
Peru	2.7%
Turkey	2.3%
Other Countries	24.1%
Short-Term Instruments	13.7%
Affiliated Investments	11.8%
Financial Derivative Instruments	(2.2%)
Other Assets and Liabilities, Net	(8.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PLMPX

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Annual Shareholder Report |

March 31, 2026

PIMS1915TSRAR_033126

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.72%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$9,626	$10,000	$10,000
4/30/16	$9,976	$10,017	$10,257
5/31/16	$9,417	$10,059	$9,700
6/30/16	$9,997	$10,251	$10,271
7/31/16	$10,027	$10,312	$10,332
8/31/16	$10,058	$10,307	$10,337
9/30/16	$10,258	$10,306	$10,546
10/31/16	$10,202	$10,206	$10,457
11/30/16	$9,443	$10,037	$9,721
12/31/16	$9,654	$10,065	$9,903
1/31/17	$9,890	$10,028	$10,126
2/28/17	$10,100	$10,114	$10,309
3/31/17	$10,374	$10,109	$10,547
4/30/17	$10,505	$10,178	$10,670
5/31/17	$10,652	$10,237	$10,880
6/30/17	$10,687	$10,208	$10,929
7/31/17	$10,920	$10,242	$11,156
8/31/17	$11,086	$10,335	$11,356
9/30/17	$11,054	$10,288	$11,317
10/31/17	$10,733	$10,331	$10,998
11/30/17	$10,881	$10,347	$11,184
12/31/17	$11,097	$10,370	$11,410
1/31/18	$11,614	$10,296	$11,921
2/28/18	$11,570	$10,273	$11,796
3/31/18	$11,679	$10,358	$11,917
4/30/18	$11,320	$10,320	$11,564
5/31/18	$10,671	$10,358	$10,989
6/30/18	$10,327	$10,377	$10,675
7/31/18	$10,526	$10,380	$10,877
8/31/18	$9,844	$10,412	$10,215
9/30/18	$10,069	$10,372	$10,480
10/31/18	$9,858	$10,352	$10,275
11/30/18	$10,141	$10,403	$10,563
12/31/18	$10,221	$10,553	$10,701
1/31/19	$10,814	$10,665	$11,285
2/28/19	$10,703	$10,678	$11,162
3/31/19	$10,583	$10,869	$11,014
4/30/19	$10,574	$10,875	$10,994
5/31/19	$10,664	$11,032	$11,027
6/30/19	$11,292	$11,186	$11,634
7/31/19	$11,430	$11,274	$11,742
8/31/19	$11,034	$11,530	$11,432
9/30/19	$11,196	$11,477	$11,542
10/31/19	$11,506	$11,457	$11,877
11/30/19	$11,359	$11,443	$11,661
12/31/19	$11,929	$11,420	$12,143
1/31/20	$11,806	$11,626	$11,987
2/29/20	$11,404	$11,768	$11,578
3/31/20	$9,541	$11,585	$10,296
4/30/20	$10,035	$11,773	$10,699
5/31/20	$10,746	$11,806	$11,253
6/30/20	$10,788	$11,865	$11,306
7/31/20	$11,171	$11,995	$11,648
8/31/20	$11,193	$11,908	$11,609
9/30/20	$10,946	$11,951	$11,375
10/31/20	$11,025	$11,952	$11,424
11/30/20	$11,687	$12,020	$12,051
12/31/20	$12,136	$12,057	$12,470
1/31/21	$11,993	$11,993	$12,336
2/28/21	$11,706	$11,806	$12,006
3/31/21	$11,302	$11,760	$11,637
4/30/21	$11,543	$11,790	$11,900
5/31/21	$11,831	$11,817	$12,197
6/30/21	$11,695	$11,874	$12,049
7/31/21	$11,636	$12,022	$11,997
8/31/21	$11,748	$11,998	$12,090
9/30/21	$11,373	$11,884	$11,675
10/31/21	$11,185	$11,853	$11,520
11/30/21	$10,993	$11,938	$11,205
12/31/21	$11,147	$11,890	$11,379
1/31/22	$11,168	$11,703	$11,379
2/28/22	$10,616	$11,547	$10,810
3/31/22	$10,586	$11,298	$10,644
4/30/22	$10,026	$10,994	$10,003
5/31/22	$10,201	$10,979	$10,179
6/30/22	$9,714	$10,813	$9,726
7/31/22	$9,875	$11,088	$9,754
8/31/22	$9,961	$10,799	$9,740
9/30/22	$9,489	$10,452	$9,266
10/31/22	$9,542	$10,416	$9,184
11/30/22	$10,201	$10,682	$9,837
12/31/22	$10,393	$10,556	$10,049
1/31/23	$10,880	$10,799	$10,481
2/28/23	$10,507	$10,626	$10,149
3/31/23	$10,964	$10,862	$10,568
4/30/23	$11,083	$10,918	$10,659
5/31/23	$10,922	$10,875	$10,491
6/30/23	$11,341	$10,869	$10,833
7/31/23	$11,654	$10,872	$11,144
8/31/23	$11,308	$10,858	$10,845
9/30/23	$10,913	$10,671	$10,480
10/31/23	$10,864	$10,595	$10,425
11/30/23	$11,464	$10,960	$10,974
12/31/23	$11,972	$11,310	$11,326
1/31/24	$11,784	$11,288	$11,153
2/29/24	$11,794	$11,210	$11,089
3/31/24	$11,829	$11,311	$11,086
4/30/24	$11,569	$11,129	$10,849
5/31/24	$11,794	$11,228	$11,024
6/30/24	$11,582	$11,325	$10,905
7/31/24	$11,859	$11,544	$11,153
8/31/24	$12,241	$11,670	$11,496
9/30/24	$12,662	$11,806	$11,886
10/31/24	$12,068	$11,646	$11,338
11/30/24	$12,034	$11,784	$11,273
12/31/24	$11,832	$11,694	$11,056
1/31/25	$12,138	$11,739	$11,283
2/28/25	$12,248	$11,881	$11,357
3/31/25	$12,404	$11,831	$11,533
4/30/25	$12,797	$11,948	$11,907
5/31/25	$13,000	$11,908	$12,075
6/30/25	$13,458	$12,022	$12,412
7/31/25	$13,313	$12,013	$12,319
8/31/25	$13,684	$12,078	$12,584
9/30/25	$13,914	$12,167	$12,760
10/31/25	$14,022	$12,263	$12,819
11/30/25	$14,227	$12,289	$12,992
12/31/25	$14,485	$12,263	$13,186
1/31/26	$14,802	$12,292	$13,473
2/28/26	$15,014	$12,465	$13,646
3/31/26	$14,113	$12,244	$12,889

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.78%	4.54%	3.90%
Class A (including sales charge)	9.59%	3.75%	3.50%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PELAX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4032TSRAR_033126

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$263	2.47%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,357	$10,017	$10,257
5/31/16	$9,770	$10,059	$9,700
6/30/16	$10,367	$10,251	$10,271
7/31/16	$10,391	$10,312	$10,332
8/31/16	$10,416	$10,307	$10,337
9/30/16	$10,616	$10,306	$10,546
10/31/16	$10,552	$10,206	$10,457
11/30/16	$9,761	$10,037	$9,721
12/31/16	$9,972	$10,065	$9,903
1/31/17	$10,210	$10,028	$10,126
2/28/17	$10,421	$10,114	$10,309
3/31/17	$10,697	$10,109	$10,547
4/30/17	$10,825	$10,178	$10,670
5/31/17	$10,970	$10,237	$10,880
6/30/17	$10,999	$10,208	$10,929
7/31/17	$11,232	$10,242	$11,156
8/31/17	$11,395	$10,335	$11,356
9/30/17	$11,355	$10,288	$11,317
10/31/17	$11,019	$10,331	$10,998
11/30/17	$11,164	$10,347	$11,184
12/31/17	$11,378	$10,370	$11,410
1/31/18	$11,901	$10,296	$11,921
2/28/18	$11,849	$10,273	$11,796
3/31/18	$11,953	$10,358	$11,917
4/30/18	$11,578	$10,320	$11,564
5/31/18	$10,907	$10,358	$10,989
6/30/18	$10,549	$10,377	$10,675
7/31/18	$10,746	$10,380	$10,877
8/31/18	$10,043	$10,412	$10,215
9/30/18	$10,267	$10,372	$10,480
10/31/18	$10,044	$10,352	$10,275
11/30/18	$10,326	$10,403	$10,563
12/31/18	$10,401	$10,553	$10,701
1/31/19	$10,998	$10,665	$11,285
2/28/19	$10,879	$10,678	$11,162
3/31/19	$10,751	$10,869	$11,014
4/30/19	$10,734	$10,875	$10,994
5/31/19	$10,819	$11,032	$11,027
6/30/19	$11,450	$11,186	$11,634
7/31/19	$11,583	$11,274	$11,742
8/31/19	$11,173	$11,530	$11,432
9/30/19	$11,331	$11,477	$11,542
10/31/19	$11,638	$11,457	$11,877
11/30/19	$11,481	$11,443	$11,661
12/31/19	$12,050	$11,420	$12,143
1/31/20	$11,918	$11,626	$11,987
2/29/20	$11,505	$11,768	$11,578
3/31/20	$9,620	$11,585	$10,296
4/30/20	$10,112	$11,773	$10,699
5/31/20	$10,821	$11,806	$11,253
6/30/20	$10,857	$11,865	$11,306
7/31/20	$11,234	$11,995	$11,648
8/31/20	$11,250	$11,908	$11,609
9/30/20	$10,994	$11,951	$11,375
10/31/20	$11,067	$11,952	$11,424
11/30/20	$11,724	$12,020	$12,051
12/31/20	$12,166	$12,057	$12,470
1/31/21	$12,016	$11,993	$12,336
2/28/21	$11,721	$11,806	$12,006
3/31/21	$11,310	$11,760	$11,637
4/30/21	$11,543	$11,790	$11,900
5/31/21	$11,824	$11,817	$12,197
6/30/21	$11,681	$11,874	$12,049
7/31/21	$11,615	$12,022	$11,997
8/31/21	$11,719	$11,998	$12,090
9/30/21	$11,338	$11,884	$11,675
10/31/21	$11,144	$11,853	$11,520
11/30/21	$10,945	$11,938	$11,205
12/31/21	$11,091	$11,890	$11,379
1/31/22	$11,106	$11,703	$11,379
2/28/22	$10,550	$11,547	$10,810
3/31/22	$10,514	$11,298	$10,644
4/30/22	$9,951	$10,994	$10,003
5/31/22	$10,118	$10,979	$10,179
6/30/22	$9,629	$10,813	$9,726
7/31/22	$9,783	$11,088	$9,754
8/31/22	$9,861	$10,799	$9,740
9/30/22	$9,388	$10,452	$9,266
10/31/22	$9,435	$10,416	$9,184
11/30/22	$10,081	$10,682	$9,837
12/31/22	$10,263	$10,556	$10,049
1/31/23	$10,738	$10,799	$10,481
2/28/23	$10,364	$10,626	$10,149
3/31/23	$10,808	$10,862	$10,568
4/30/23	$10,918	$10,918	$10,659
5/31/23	$10,753	$10,875	$10,491
6/30/23	$11,159	$10,869	$10,833
7/31/23	$11,459	$10,872	$11,144
8/31/23	$11,113	$10,858	$10,845
9/30/23	$10,717	$10,671	$10,480
10/31/23	$10,662	$10,595	$10,425
11/30/23	$11,245	$10,960	$10,974
12/31/23	$11,736	$11,310	$11,326
1/31/24	$11,544	$11,288	$11,153
2/29/24	$11,548	$11,210	$11,089
3/31/24	$11,574	$11,311	$11,086
4/30/24	$11,313	$11,129	$10,849
5/31/24	$11,525	$11,228	$11,024
6/30/24	$11,311	$11,325	$10,905
7/31/24	$11,574	$11,544	$11,153
8/31/24	$11,939	$11,670	$11,496
9/30/24	$12,343	$11,806	$11,886
10/31/24	$11,757	$11,646	$11,338
11/30/24	$11,716	$11,784	$11,273
12/31/24	$11,512	$11,694	$11,056
1/31/25	$11,801	$11,739	$11,283
2/28/25	$11,902	$11,881	$11,357
3/31/25	$12,046	$11,831	$11,533
4/30/25	$12,420	$11,948	$11,907
5/31/25	$12,610	$11,908	$12,075
6/30/25	$13,046	$12,022	$12,412
7/31/25	$12,897	$12,013	$12,319
8/31/25	$13,248	$12,078	$12,584
9/30/25	$13,463	$12,167	$12,760
10/31/25	$13,558	$12,263	$12,819
11/30/25	$13,749	$12,289	$12,992
12/31/25	$13,990	$12,263	$13,186
1/31/26	$14,287	$12,292	$13,473
2/28/26	$14,483	$12,465	$13,646
3/31/26	$13,605	$12,244	$12,889

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	12.94%	3.76%	3.13%
Class C (including sales charge)	11.94%	3.76%	3.13%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PELCX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4232TSRAR_033126

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$141	1.32%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,737	$1,001,698	$1,025,724
5/31/16	$978,964	$1,005,932	$969,956
6/30/16	$1,039,663	$1,025,081	$1,027,063
7/31/16	$1,043,225	$1,031,206	$1,033,244
8/31/16	$1,046,853	$1,030,680	$1,033,659
9/30/16	$1,067,992	$1,030,557	$1,054,573
10/31/16	$1,062,522	$1,020,565	$1,045,656
11/30/16	$983,805	$1,003,709	$972,130
12/31/16	$1,006,205	$1,006,459	$990,325
1/31/17	$1,031,099	$1,002,793	$1,012,625
2/28/17	$1,053,300	$1,011,378	$1,030,872
3/31/17	$1,082,312	$1,010,911	$1,054,713
4/30/17	$1,096,240	$1,017,767	$1,067,032
5/31/17	$1,111,978	$1,023,707	$1,087,950
6/30/17	$1,116,025	$1,020,842	$1,092,930
7/31/17	$1,140,746	$1,024,198	$1,115,597
8/31/17	$1,158,422	$1,033,532	$1,135,601
9/30/17	$1,155,444	$1,028,761	$1,131,745
10/31/17	$1,122,335	$1,033,100	$1,099,842
11/30/17	$1,138,180	$1,034,700	$1,118,373
12/31/17	$1,161,153	$1,037,013	$1,140,983
1/31/18	$1,215,681	$1,029,610	$1,192,086
2/28/18	$1,211,411	$1,027,288	$1,179,640
3/31/18	$1,223,230	$1,035,806	$1,191,686
4/30/18	$1,186,002	$1,031,952	$1,156,447
5/31/18	$1,118,377	$1,035,807	$1,098,891
6/30/18	$1,082,738	$1,037,738	$1,067,491
7/31/18	$1,103,932	$1,038,022	$1,087,721
8/31/18	$1,032,862	$1,041,212	$1,021,521
9/30/18	$1,056,757	$1,037,229	$1,048,008
10/31/18	$1,034,925	$1,035,202	$1,027,475
11/30/18	$1,065,012	$1,040,267	$1,056,322
12/31/18	$1,073,779	$1,055,294	$1,070,115
1/31/19	$1,136,446	$1,066,471	$1,128,515
2/28/19	$1,125,106	$1,067,753	$1,116,180
3/31/19	$1,112,911	$1,086,877	$1,101,369
4/30/19	$1,112,289	$1,087,524	$1,099,438
5/31/19	$1,122,222	$1,103,173	$1,102,688
6/30/19	$1,188,673	$1,118,641	$1,163,440
7/31/19	$1,203,595	$1,127,444	$1,174,230
8/31/19	$1,162,267	$1,153,012	$1,143,230
9/30/19	$1,179,688	$1,147,669	$1,154,221
10/31/19	$1,212,843	$1,145,688	$1,187,664
11/30/19	$1,197,712	$1,144,344	$1,166,079
12/31/19	$1,258,203	$1,141,998	$1,214,285
1/31/20	$1,245,661	$1,162,607	$1,198,660
2/29/20	$1,203,608	$1,176,836	$1,157,789
3/31/20	$1,007,406	$1,158,521	$1,029,566
4/30/20	$1,059,900	$1,177,276	$1,069,930
5/31/20	$1,135,304	$1,180,613	$1,125,330
6/30/20	$1,140,177	$1,186,505	$1,130,626
7/31/20	$1,181,030	$1,199,470	$1,164,765
8/31/20	$1,183,778	$1,190,779	$1,160,943
9/30/20	$1,157,969	$1,195,129	$1,137,536
10/31/20	$1,166,803	$1,195,216	$1,142,381
11/30/20	$1,237,205	$1,202,035	$1,205,075
12/31/20	$1,285,202	$1,205,728	$1,246,995
1/31/21	$1,270,481	$1,199,261	$1,233,626
2/28/21	$1,240,418	$1,180,606	$1,200,572
3/31/21	$1,198,083	$1,175,955	$1,163,717
4/30/21	$1,223,993	$1,179,029	$1,190,011
5/31/21	$1,254,998	$1,181,661	$1,219,702
6/30/21	$1,240,974	$1,187,424	$1,204,885
7/31/21	$1,235,148	$1,202,182	$1,199,736
8/31/21	$1,247,416	$1,199,773	$1,208,982
9/30/21	$1,208,051	$1,188,446	$1,167,497
10/31/21	$1,188,502	$1,185,338	$1,151,992
11/30/21	$1,168,413	$1,193,793	$1,120,482
12/31/21	$1,185,234	$1,188,952	$1,137,916
1/31/22	$1,187,896	$1,170,272	$1,137,856
2/28/22	$1,129,520	$1,154,705	$1,080,958
3/31/22	$1,126,735	$1,129,814	$1,064,402
4/30/22	$1,067,492	$1,099,449	$1,000,258
5/31/22	$1,086,404	$1,097,936	$1,017,893
6/30/22	$1,034,908	$1,081,273	$972,568
7/31/22	$1,052,404	$1,108,814	$975,416
8/31/22	$1,061,929	$1,079,868	$974,047
9/30/22	$1,012,029	$1,045,202	$926,608
10/31/22	$1,017,979	$1,041,624	$918,434
11/30/22	$1,088,619	$1,068,168	$983,704
12/31/22	$1,109,474	$1,055,562	$1,004,949
1/31/23	$1,161,910	$1,079,874	$1,048,089
2/28/23	$1,122,387	$1,062,650	$1,014,923
3/31/23	$1,171,633	$1,086,213	$1,056,788
4/30/23	$1,184,663	$1,091,806	$1,065,899
5/31/23	$1,167,923	$1,087,507	$1,049,069
6/30/23	$1,213,146	$1,086,858	$1,083,268
7/31/23	$1,246,940	$1,087,210	$1,114,437
8/31/23	$1,210,391	$1,085,844	$1,084,494
9/30/23	$1,168,457	$1,067,119	$1,047,982
10/31/23	$1,163,569	$1,059,542	$1,042,465
11/30/23	$1,228,289	$1,095,972	$1,097,393
12/31/23	$1,283,197	$1,130,998	$1,132,588
1/31/24	$1,263,388	$1,128,781	$1,115,340
2/29/24	$1,264,907	$1,121,036	$1,108,941
3/31/24	$1,269,013	$1,131,144	$1,108,628
4/30/24	$1,241,623	$1,112,932	$1,084,939
5/31/24	$1,266,206	$1,122,780	$1,102,442
6/30/24	$1,243,757	$1,132,522	$1,090,534
7/31/24	$1,273,927	$1,154,402	$1,115,339
8/31/24	$1,315,483	$1,167,045	$1,149,584
9/30/24	$1,361,151	$1,180,588	$1,188,610
10/31/24	$1,297,739	$1,164,612	$1,133,760
11/30/24	$1,294,534	$1,178,445	$1,127,327
12/31/24	$1,273,189	$1,169,402	$1,105,613
1/31/25	$1,306,549	$1,173,932	$1,128,294
2/28/25	$1,318,794	$1,188,068	$1,135,718
3/31/25	$1,336,020	$1,183,110	$1,153,273
4/30/25	$1,378,793	$1,194,759	$1,190,707
5/31/25	$1,401,258	$1,190,809	$1,207,541
6/30/25	$1,451,056	$1,202,213	$1,241,177
7/31/25	$1,435,849	$1,201,251	$1,231,866
8/31/25	$1,476,401	$1,207,833	$1,258,402
9/30/25	$1,501,723	$1,216,730	$1,275,988
10/31/25	$1,513,873	$1,226,335	$1,281,869
11/30/25	$1,536,567	$1,228,914	$1,299,160
12/31/25	$1,564,966	$1,226,279	$1,318,568
1/31/26	$1,599,735	$1,229,243	$1,347,259
2/28/26	$1,623,111	$1,246,523	$1,364,616
3/31/26	$1,526,168	$1,224,396	$1,288,905

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.23%	4.96%	4.32%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PELBX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS0332TSRAR_033126

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$152	1.42%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,652	$1,001,698	$1,025,724
5/31/16	$978,805	$1,005,932	$969,956
6/30/16	$1,039,412	$1,025,081	$1,027,063
7/31/16	$1,042,886	$1,031,206	$1,033,244
8/31/16	$1,046,422	$1,030,680	$1,033,659
9/30/16	$1,067,460	$1,030,557	$1,054,573
10/31/16	$1,061,906	$1,020,565	$1,045,656
11/30/16	$983,153	$1,003,709	$972,130
12/31/16	$1,005,441	$1,006,459	$990,325
1/31/17	$1,030,236	$1,002,793	$1,012,625
2/28/17	$1,052,339	$1,011,378	$1,030,872
3/31/17	$1,081,229	$1,010,911	$1,054,713
4/30/17	$1,095,061	$1,017,767	$1,067,032
5/31/17	$1,110,687	$1,023,707	$1,087,950
6/30/17	$1,114,623	$1,020,842	$1,092,930
7/31/17	$1,139,224	$1,024,198	$1,115,597
8/31/17	$1,156,780	$1,033,532	$1,135,601
9/30/17	$1,153,708	$1,028,761	$1,131,745
10/31/17	$1,120,556	$1,033,100	$1,099,842
11/30/17	$1,136,283	$1,034,700	$1,118,373
12/31/17	$1,159,118	$1,037,013	$1,140,983
1/31/18	$1,213,456	$1,029,610	$1,192,086
2/28/18	$1,209,102	$1,027,288	$1,179,640
3/31/18	$1,220,796	$1,035,806	$1,191,686
4/30/18	$1,183,548	$1,031,952	$1,156,447
5/31/18	$1,115,965	$1,035,807	$1,098,891
6/30/18	$1,080,304	$1,037,738	$1,067,491
7/31/18	$1,101,360	$1,038,022	$1,087,721
8/31/18	$1,030,355	$1,041,212	$1,021,521
9/30/18	$1,054,115	$1,037,229	$1,048,008
10/31/18	$1,032,250	$1,035,202	$1,027,475
11/30/18	$1,062,167	$1,040,267	$1,056,322
12/31/18	$1,070,823	$1,055,294	$1,070,115
1/31/19	$1,133,228	$1,066,471	$1,128,515
2/28/19	$1,121,835	$1,067,753	$1,116,180
3/31/19	$1,109,582	$1,086,877	$1,101,369
4/30/19	$1,108,881	$1,087,524	$1,099,438
5/31/19	$1,118,686	$1,103,173	$1,102,688
6/30/19	$1,184,840	$1,118,641	$1,163,440
7/31/19	$1,199,613	$1,127,444	$1,174,230
8/31/19	$1,158,318	$1,153,012	$1,143,230
9/30/19	$1,175,591	$1,147,669	$1,154,221
10/31/19	$1,208,530	$1,145,688	$1,187,664
11/30/19	$1,193,354	$1,144,344	$1,166,079
12/31/19	$1,253,521	$1,141,998	$1,214,285
1/31/20	$1,240,921	$1,162,607	$1,198,660
2/29/20	$1,198,933	$1,176,836	$1,157,789
3/31/20	$1,003,406	$1,158,521	$1,029,566
4/30/20	$1,055,609	$1,177,276	$1,069,930
5/31/20	$1,130,617	$1,180,613	$1,125,330
6/30/20	$1,135,378	$1,186,505	$1,130,626
7/31/20	$1,175,955	$1,199,470	$1,164,765
8/31/20	$1,178,598	$1,190,779	$1,160,943
9/30/20	$1,152,806	$1,195,129	$1,137,536
10/31/20	$1,161,497	$1,195,216	$1,142,381
11/30/20	$1,231,483	$1,202,035	$1,205,075
12/31/20	$1,279,141	$1,205,728	$1,246,995
1/31/21	$1,264,393	$1,199,261	$1,233,626
2/28/21	$1,234,379	$1,180,606	$1,200,572
3/31/21	$1,192,150	$1,175,955	$1,163,717
4/30/21	$1,217,825	$1,179,029	$1,190,011
5/31/21	$1,248,574	$1,181,661	$1,219,702
6/30/21	$1,234,519	$1,187,424	$1,204,885
7/31/21	$1,228,617	$1,202,182	$1,199,736
8/31/21	$1,240,717	$1,199,773	$1,208,982
9/30/21	$1,201,461	$1,188,446	$1,167,497
10/31/21	$1,181,914	$1,185,338	$1,151,992
11/30/21	$1,161,836	$1,193,793	$1,120,482
12/31/21	$1,178,455	$1,188,952	$1,137,916
1/31/22	$1,181,006	$1,170,272	$1,137,856
2/28/22	$1,122,873	$1,154,705	$1,080,958
3/31/22	$1,120,013	$1,129,814	$1,064,402
4/30/22	$1,061,029	$1,099,449	$1,000,258
5/31/22	$1,079,742	$1,097,936	$1,017,893
6/30/22	$1,028,475	$1,081,273	$972,568
7/31/22	$1,045,776	$1,108,814	$975,416
8/31/22	$1,055,156	$1,079,868	$974,047
9/30/22	$1,005,485	$1,045,202	$926,608
10/31/22	$1,011,317	$1,041,624	$918,434
11/30/22	$1,081,413	$1,068,168	$983,704
12/31/22	$1,102,023	$1,055,562	$1,004,949
1/31/23	$1,154,018	$1,079,874	$1,048,089
2/28/23	$1,114,678	$1,062,650	$1,014,923
3/31/23	$1,163,487	$1,086,213	$1,056,788
4/30/23	$1,176,338	$1,091,806	$1,065,899
5/31/23	$1,159,618	$1,087,507	$1,049,069
6/30/23	$1,204,415	$1,086,858	$1,083,268
7/31/23	$1,237,869	$1,087,210	$1,114,437
8/31/23	$1,201,485	$1,085,844	$1,084,494
9/30/23	$1,159,762	$1,067,119	$1,047,982
10/31/23	$1,154,817	$1,059,542	$1,042,465
11/30/23	$1,218,953	$1,095,972	$1,097,393
12/31/23	$1,273,336	$1,130,998	$1,132,588
1/31/24	$1,253,578	$1,128,781	$1,115,340
2/29/24	$1,254,990	$1,121,036	$1,108,941
3/31/24	$1,258,958	$1,131,144	$1,108,628
4/30/24	$1,231,683	$1,112,932	$1,084,939
5/31/24	$1,255,957	$1,122,780	$1,102,442
6/30/24	$1,233,597	$1,132,522	$1,090,534
7/31/24	$1,263,415	$1,154,402	$1,115,339
8/31/24	$1,304,512	$1,167,045	$1,149,584
9/30/24	$1,349,699	$1,180,588	$1,188,610
10/31/24	$1,286,710	$1,164,612	$1,133,760
11/30/24	$1,283,424	$1,178,445	$1,127,327
12/31/24	$1,262,155	$1,169,402	$1,105,613
1/31/25	$1,295,113	$1,173,932	$1,128,294
2/28/25	$1,307,150	$1,188,068	$1,135,718
3/31/25	$1,324,119	$1,183,110	$1,153,273
4/30/25	$1,366,401	$1,194,759	$1,190,707
5/31/25	$1,388,543	$1,190,809	$1,207,541
6/30/25	$1,437,770	$1,202,213	$1,241,177
7/31/25	$1,422,583	$1,201,251	$1,231,866
8/31/25	$1,462,634	$1,207,833	$1,258,402
9/30/25	$1,487,610	$1,216,730	$1,275,988
10/31/25	$1,499,514	$1,226,335	$1,281,869
11/30/25	$1,521,876	$1,228,914	$1,299,160
12/31/25	$1,549,871	$1,226,279	$1,318,568
1/31/26	$1,584,176	$1,229,243	$1,347,259
2/28/26	$1,607,205	$1,246,523	$1,364,616
3/31/26	$1,511,081	$1,224,396	$1,288,905

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.12%	4.86%	4.21%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PELPX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1930TSRAR_033126

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Local Currency and Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$157	1.47%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (“Index”), as the currency had positive carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency had positive carry.

  Overweight exposure to South African local rates contributed to relative performance versus the Index, as South African local yields fell.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Overweight exposure in the 3-year and 10-year tenors of the Filipino local rates curve detracted from relative performance versus the Index, as 3-year and 10-year yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,036,613	$1,001,698	$1,025,724
5/31/16	$978,721	$1,005,932	$969,956
6/30/16	$1,039,281	$1,025,081	$1,027,063
7/31/16	$1,042,709	$1,031,206	$1,033,244
8/31/16	$1,046,201	$1,030,680	$1,033,659
9/30/16	$1,067,197	$1,030,557	$1,054,573
10/31/16	$1,061,597	$1,020,565	$1,045,656
11/30/16	$982,825	$1,003,709	$972,130
12/31/16	$1,005,076	$1,006,459	$990,325
1/31/17	$1,029,813	$1,002,793	$1,012,625
2/28/17	$1,051,866	$1,011,378	$1,030,872
3/31/17	$1,080,703	$1,010,911	$1,054,713
4/30/17	$1,094,477	$1,017,767	$1,067,032
5/31/17	$1,110,050	$1,023,707	$1,087,950
6/30/17	$1,113,953	$1,020,842	$1,092,930
7/31/17	$1,138,485	$1,024,198	$1,115,597
8/31/17	$1,155,981	$1,033,532	$1,135,601
9/30/17	$1,152,865	$1,028,761	$1,131,745
10/31/17	$1,119,685	$1,033,100	$1,099,842
11/30/17	$1,135,355	$1,034,700	$1,118,373
12/31/17	$1,158,125	$1,037,013	$1,140,983
1/31/18	$1,212,359	$1,029,610	$1,192,086
2/28/18	$1,207,962	$1,027,288	$1,179,640
3/31/18	$1,219,594	$1,035,806	$1,191,686
4/30/18	$1,182,336	$1,031,952	$1,156,447
5/31/18	$1,114,828	$1,035,807	$1,098,891
6/30/18	$1,079,208	$1,037,738	$1,067,491
7/31/18	$1,100,198	$1,038,022	$1,087,721
8/31/18	$1,029,225	$1,041,212	$1,021,521
9/30/18	$1,052,921	$1,037,229	$1,048,008
10/31/18	$1,031,036	$1,035,202	$1,027,475
11/30/18	$1,060,872	$1,040,267	$1,056,322
12/31/18	$1,069,477	$1,055,294	$1,070,115
1/31/19	$1,131,783	$1,066,471	$1,128,515
2/28/19	$1,120,364	$1,067,753	$1,116,180
3/31/19	$1,108,081	$1,086,877	$1,101,369
4/30/19	$1,107,330	$1,087,524	$1,099,438
5/31/19	$1,117,078	$1,103,173	$1,102,688
6/30/19	$1,183,093	$1,118,641	$1,163,440
7/31/19	$1,197,794	$1,127,444	$1,174,230
8/31/19	$1,156,509	$1,153,012	$1,143,230
9/30/19	$1,173,711	$1,147,669	$1,154,221
10/31/19	$1,206,548	$1,145,688	$1,187,664
11/30/19	$1,191,348	$1,144,344	$1,166,079
12/31/19	$1,251,364	$1,141,998	$1,214,285
1/31/20	$1,238,732	$1,162,607	$1,198,660
2/29/20	$1,196,771	$1,176,836	$1,157,789
3/31/20	$1,001,551	$1,158,521	$1,029,566
4/30/20	$1,053,608	$1,177,276	$1,069,930
5/31/20	$1,128,427	$1,180,613	$1,125,330
6/30/20	$1,133,131	$1,186,505	$1,130,626
7/31/20	$1,173,576	$1,199,470	$1,164,765
8/31/20	$1,176,168	$1,190,779	$1,160,943
9/30/20	$1,150,382	$1,195,129	$1,137,536
10/31/20	$1,159,004	$1,195,216	$1,142,381
11/30/20	$1,228,794	$1,202,035	$1,205,075
12/31/20	$1,276,292	$1,205,728	$1,246,995
1/31/21	$1,261,528	$1,199,261	$1,233,626
2/28/21	$1,231,532	$1,180,606	$1,200,572
3/31/21	$1,189,353	$1,175,955	$1,163,717
4/30/21	$1,214,916	$1,179,029	$1,190,011
5/31/21	$1,245,544	$1,181,661	$1,219,702
6/30/21	$1,231,476	$1,187,424	$1,204,885
7/31/21	$1,225,535	$1,202,182	$1,199,736
8/31/21	$1,237,560	$1,199,773	$1,208,982
9/30/21	$1,198,354	$1,188,446	$1,167,497
10/31/21	$1,178,808	$1,185,338	$1,151,992
11/30/21	$1,158,735	$1,193,793	$1,120,482
12/31/21	$1,175,255	$1,188,952	$1,137,916
1/31/22	$1,177,746	$1,170,272	$1,137,856
2/28/22	$1,119,728	$1,154,705	$1,080,958
3/31/22	$1,116,818	$1,129,814	$1,064,402
4/30/22	$1,057,951	$1,099,449	$1,000,258
5/31/22	$1,076,563	$1,097,936	$1,017,893
6/30/22	$1,025,403	$1,081,273	$972,568
7/31/22	$1,042,610	$1,108,814	$975,416
8/31/22	$1,051,915	$1,079,868	$974,047
9/30/22	$1,002,350	$1,045,202	$926,608
10/31/22	$1,008,125	$1,041,624	$918,434
11/30/22	$1,077,954	$1,068,168	$983,704
12/31/22	$1,098,467	$1,055,562	$1,004,949
1/31/23	$1,150,250	$1,079,874	$1,048,089
2/28/23	$1,110,998	$1,062,650	$1,014,923
3/31/23	$1,159,593	$1,086,213	$1,056,788
4/30/23	$1,172,357	$1,091,806	$1,065,899
5/31/23	$1,155,644	$1,087,507	$1,049,069
6/30/23	$1,200,238	$1,086,858	$1,083,268
7/31/23	$1,233,534	$1,087,210	$1,114,437
8/31/23	$1,197,227	$1,085,844	$1,084,494
9/30/23	$1,155,602	$1,067,119	$1,047,982
10/31/23	$1,150,628	$1,059,542	$1,042,465
11/30/23	$1,214,483	$1,095,972	$1,097,393
12/31/23	$1,268,612	$1,130,998	$1,132,588
1/31/24	$1,248,876	$1,128,781	$1,115,340
2/29/24	$1,250,234	$1,121,036	$1,108,941
3/31/24	$1,254,133	$1,131,144	$1,108,628
4/30/24	$1,226,913	$1,112,932	$1,084,939
5/31/24	$1,251,037	$1,122,780	$1,102,442
6/30/24	$1,228,718	$1,132,522	$1,090,534
7/31/24	$1,258,374	$1,154,402	$1,115,339
8/31/24	$1,299,251	$1,167,045	$1,149,584
9/30/24	$1,344,205	$1,180,588	$1,188,610
10/31/24	$1,281,418	$1,164,612	$1,133,760
11/30/24	$1,278,092	$1,178,445	$1,127,327
12/31/24	$1,256,857	$1,169,402	$1,105,613
1/31/25	$1,289,622	$1,173,932	$1,128,294
2/28/25	$1,301,558	$1,188,068	$1,135,718
3/31/25	$1,318,403	$1,183,110	$1,153,273
4/30/25	$1,360,448	$1,194,759	$1,190,707
5/31/25	$1,382,432	$1,190,809	$1,207,541
6/30/25	$1,431,387	$1,202,213	$1,241,177
7/31/25	$1,416,204	$1,201,251	$1,231,866
8/31/25	$1,455,990	$1,207,833	$1,258,402
9/30/25	$1,480,810	$1,216,730	$1,275,988
10/31/25	$1,492,594	$1,226,335	$1,281,869
11/30/25	$1,514,792	$1,228,914	$1,299,160
12/31/25	$1,542,588	$1,226,279	$1,318,568
1/31/26	$1,576,666	$1,229,243	$1,347,259
2/28/26	$1,599,522	$1,246,523	$1,364,616
3/31/26	$1,503,795	$1,224,396	$1,288,905

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	14.06%	4.80%	4.16%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	11.76%	2.06%	2.57%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,770,533
# of Portfolio Holdings	2,108
Portfolio Turnover Rate	123%
Total Net Advisory Fees Paid During the Reporting Period	$10,859
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
South Africa	9.9%
Colombia	9.1%
Mexico	7.6%
Malaysia	7.0%
Peru	6.9%
Brazil	5.9%
Poland	5.5%
Chile	5.3%
Indonesia	4.6%
Other Countries	32.7%
Short-Term Instruments	4.7%
Affiliated Investments	7.3%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(6.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PELNX

PIMCO Emerging Markets Local Currency and Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2179TSRAR_033126

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to emerging market external debt contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) Index (“Index”), as spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Curve positioning in the U.S., including underweight exposure to the long-end, contributed to relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to the intermediate section of the curve in the euro bloc detracted from relative performance versus the Index, as yields rose.

  Positioning within corporate credit, namely long exposure to Index credit default swaps, detracted from relative performance versus the Index, as credit spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Unhedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/16	$9,627	$10,000	$10,000
4/30/16	$9,707	$10,133	$10,054
5/31/16	$9,619	$9,997	$9,963
6/30/16	$9,858	$10,289	$10,163
7/31/16	$9,996	$10,367	$10,253
8/31/16	$10,068	$10,316	$10,284
9/30/16	$10,124	$10,373	$10,304
10/31/16	$10,085	$10,085	$10,211
11/30/16	$9,836	$9,684	$9,937
12/31/16	$9,916	$9,640	$9,967
1/31/17	$10,013	$9,749	$10,038
2/28/17	$10,151	$9,795	$10,148
3/31/17	$10,238	$9,810	$10,208
4/30/17	$10,261	$9,920	$10,269
5/31/17	$10,343	$10,074	$10,363
6/30/17	$10,339	$10,065	$10,365
7/31/17	$10,429	$10,234	$10,439
8/31/17	$10,560	$10,336	$10,539
9/30/17	$10,541	$10,242	$10,493
10/31/17	$10,565	$10,204	$10,511
11/30/17	$10,600	$10,317	$10,551
12/31/17	$10,653	$10,353	$10,607
1/31/18	$10,736	$10,476	$10,615
2/28/18	$10,671	$10,383	$10,560
3/31/18	$10,725	$10,494	$10,624
4/30/18	$10,633	$10,326	$10,544
5/31/18	$10,591	$10,247	$10,518
6/30/18	$10,561	$10,202	$10,491
7/31/18	$10,631	$10,185	$10,520
8/31/18	$10,562	$10,195	$10,448
9/30/18	$10,547	$10,108	$10,459
10/31/18	$10,496	$9,995	$10,429
11/30/18	$10,515	$10,026	$10,500
12/31/18	$10,546	$10,229	$10,622
1/31/19	$10,751	$10,384	$10,798
2/28/19	$10,777	$10,325	$10,806
3/31/19	$10,883	$10,454	$10,946
4/30/19	$10,927	$10,423	$10,964
5/31/19	$11,009	$10,564	$11,082
6/30/19	$11,202	$10,798	$11,287
7/31/19	$11,291	$10,768	$11,392
8/31/19	$11,356	$10,987	$11,523
9/30/19	$11,335	$10,875	$11,492
10/31/19	$11,374	$10,948	$11,531
11/30/19	$11,337	$10,865	$11,507
12/31/19	$11,443	$10,928	$11,559
1/31/20	$11,556	$11,068	$11,697
2/29/20	$11,544	$11,142	$11,745
3/31/20	$10,850	$10,892	$11,349
4/30/20	$11,139	$11,106	$11,562
5/31/20	$11,383	$11,155	$11,674
6/30/20	$11,521	$11,254	$11,759
7/31/20	$11,774	$11,613	$11,941
8/31/20	$11,855	$11,595	$11,898
9/30/20	$11,859	$11,554	$11,896
10/31/20	$11,912	$11,565	$11,910
11/30/20	$12,116	$11,775	$12,071
12/31/20	$12,278	$11,933	$12,166
1/31/21	$12,256	$11,828	$12,093
2/28/21	$12,094	$11,624	$11,905
3/31/21	$12,047	$11,401	$11,854
4/30/21	$12,120	$11,545	$11,939
5/31/21	$12,217	$11,653	$12,026
6/30/21	$12,198	$11,550	$12,054
7/31/21	$12,270	$11,704	$12,160
8/31/21	$12,289	$11,656	$12,168
9/30/21	$12,197	$11,448	$12,044
10/31/21	$12,159	$11,421	$12,033
11/30/21	$12,174	$11,387	$12,083
12/31/21	$12,218	$11,371	$12,094
1/31/22	$12,111	$11,138	$11,945
2/28/22	$11,859	$11,006	$11,748
3/31/22	$11,672	$10,671	$11,527
4/30/22	$11,299	$10,086	$11,183
5/31/22	$11,274	$10,114	$11,175
6/30/22	$10,986	$9,789	$10,945
7/31/22	$11,247	$9,997	$11,194
8/31/22	$11,060	$9,603	$10,944
9/30/22	$10,552	$9,109	$10,536
10/31/22	$10,552	$9,047	$10,499
11/30/22	$10,949	$9,473	$10,817
12/31/22	$10,912	$9,524	$10,779
1/31/23	$11,223	$9,836	$11,054
2/28/23	$11,014	$9,509	$10,844
3/31/23	$11,165	$9,810	$11,081
4/30/23	$11,196	$9,853	$11,133
5/31/23	$11,103	$9,661	$11,060
6/30/23	$11,137	$9,660	$11,058
7/31/23	$11,264	$9,727	$11,133
8/31/23	$11,185	$9,594	$11,068
9/30/23	$11,047	$9,314	$10,899
10/31/23	$10,976	$9,202	$10,835
11/30/23	$11,349	$9,666	$11,212
12/31/23	$11,727	$10,068	$11,528
1/31/24	$11,693	$9,929	$11,482
2/29/24	$11,629	$9,804	$11,416
3/31/24	$11,769	$9,858	$11,492
4/30/24	$11,608	$9,610	$11,329
5/31/24	$11,747	$9,735	$11,429
6/30/24	$11,783	$9,749	$11,496
7/31/24	$11,965	$10,019	$11,684
8/31/24	$12,071	$10,256	$11,840
9/30/24	$12,256	$10,430	$11,998
10/31/24	$12,008	$10,081	$11,805
11/30/24	$12,124	$10,115	$11,877
12/31/24	$12,056	$9,898	$11,758
1/31/25	$12,178	$9,954	$11,842
2/28/25	$12,298	$10,097	$11,957
3/31/25	$12,302	$10,159	$11,960
4/30/25	$12,348	$10,457	$12,087
5/31/25	$12,387	$10,420	$12,103
6/30/25	$12,607	$10,618	$12,246
7/31/25	$12,604	$10,460	$12,218
8/31/25	$12,777	$10,612	$12,318
9/30/25	$12,860	$10,681	$12,402
10/31/25	$12,999	$10,654	$12,480
11/30/25	$13,022	$10,679	$12,515
12/31/25	$13,070	$10,706	$12,521
1/31/26	$13,168	$10,807	$12,592
2/28/26	$13,341	$10,928	$12,757
3/31/26	$12,882	$10,592	$12,513

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.71%	1.35%	2.96%
Class A (including sales charge)	0.75%	0.57%	2.56%
Bloomberg Global Aggregate (USD Unhedged) Index	4.26%	(1.46%)	0.58%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.62%	1.09%	2.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$189,313
# of Portfolio Holdings	1,300
Portfolio Turnover Rate	622%
Total Net Advisory Fees Paid During the Reporting Period	$594
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.2%
Japan	5.9%
United Kingdom	5.4%
France	4.3%
Australia	3.7%
Ireland	3.7%
Canada	3.0%
China	2.5%
Cayman Islands	2.2%
Other Countries	27.9%
Short-Term Instruments	4.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.9%
Other Assets and Liabilities, Net	(26.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PGSAX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS4087TSRAR_033126

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Advantage® Strategy Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$77	0.75%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to emerging market external debt contributed to relative performance versus the Bloomberg Global Aggregate (USD Unhedged) Index (“Index”), as spreads tightened.

  Hedging most of the Fund’s non-U.S. dollar currency risk back to the U.S. dollar, contributed to performance versus the Index, as the dollar benefitted from higher cash rates versus other developed markets.

  Curve positioning in the U.S., including underweight exposure to the long-end, contributed to relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to the intermediate section of the curve in the euro bloc detracted from relative performance versus the Index, as yields rose.

  Positioning within corporate credit, namely long exposure to Index credit default swaps, detracted from relative performance versus the Index, as credit spreads widened.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Unhedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index	PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,008,689	$1,013,301	$1,005,430
5/31/16	$999,901	$999,708	$996,301
6/30/16	$1,025,054	$1,028,901	$1,016,266
7/31/16	$1,039,701	$1,036,657	$1,025,332
8/31/16	$1,047,567	$1,031,622	$1,028,418
9/30/16	$1,053,783	$1,037,302	$1,030,444
10/31/16	$1,050,073	$1,008,512	$1,021,066
11/30/16	$1,024,426	$968,442	$993,712
12/31/16	$1,033,157	$963,993	$996,684
1/31/17	$1,043,558	$974,861	$1,003,760
2/28/17	$1,058,261	$979,468	$1,014,811
3/31/17	$1,067,792	$980,973	$1,020,758
4/30/17	$1,070,433	$992,030	$1,026,862
5/31/17	$1,079,396	$1,007,382	$1,036,310
6/30/17	$1,079,345	$1,006,498	$1,036,455
7/31/17	$1,089,147	$1,023,420	$1,043,948
8/31/17	$1,103,121	$1,033,559	$1,053,897
9/30/17	$1,101,512	$1,024,249	$1,049,345
10/31/17	$1,104,392	$1,020,373	$1,051,097
11/30/17	$1,108,419	$1,031,705	$1,055,080
12/31/17	$1,114,365	$1,035,280	$1,060,651
1/31/18	$1,123,369	$1,047,617	$1,061,531
2/28/18	$1,116,963	$1,038,321	$1,056,001
3/31/18	$1,122,969	$1,049,373	$1,062,443
4/30/18	$1,113,754	$1,032,565	$1,054,389
5/31/18	$1,109,732	$1,024,732	$1,051,775
6/30/18	$1,106,898	$1,020,176	$1,049,092
7/31/18	$1,114,628	$1,018,473	$1,052,009
8/31/18	$1,107,789	$1,019,542	$1,044,813
9/30/18	$1,106,567	$1,010,753	$1,045,941
10/31/18	$1,101,545	$999,462	$1,042,950
11/30/18	$1,104,010	$1,002,587	$1,049,990
12/31/18	$1,107,557	$1,022,858	$1,062,180
1/31/19	$1,129,527	$1,038,431	$1,079,780
2/28/19	$1,132,590	$1,032,454	$1,080,601
3/31/19	$1,144,103	$1,045,379	$1,094,649
4/30/19	$1,149,133	$1,042,284	$1,096,368
5/31/19	$1,158,139	$1,056,398	$1,108,165
6/30/19	$1,178,779	$1,079,820	$1,128,699
7/31/19	$1,188,500	$1,076,819	$1,139,150
8/31/19	$1,195,858	$1,098,716	$1,152,251
9/30/19	$1,193,950	$1,087,541	$1,149,220
10/31/19	$1,198,527	$1,094,783	$1,153,059
11/30/19	$1,195,006	$1,086,481	$1,150,695
12/31/19	$1,206,522	$1,092,817	$1,155,908
1/31/20	$1,218,854	$1,106,767	$1,169,698
2/29/20	$1,218,001	$1,114,211	$1,174,505
3/31/20	$1,145,186	$1,089,245	$1,134,948
4/30/20	$1,176,008	$1,110,631	$1,156,194
5/31/20	$1,202,216	$1,115,503	$1,167,386
6/30/20	$1,217,149	$1,125,414	$1,175,873
7/31/20	$1,244,311	$1,161,307	$1,194,123
8/31/20	$1,253,356	$1,159,536	$1,189,800
9/30/20	$1,254,196	$1,155,366	$1,189,621
10/31/20	$1,260,223	$1,156,471	$1,190,965
11/30/20	$1,282,178	$1,177,498	$1,207,115
12/31/20	$1,299,862	$1,193,314	$1,216,591
1/31/21	$1,297,887	$1,182,805	$1,209,303
2/28/21	$1,281,110	$1,162,445	$1,190,523
3/31/21	$1,276,632	$1,140,083	$1,185,404
4/30/21	$1,284,784	$1,154,486	$1,193,927
5/31/21	$1,295,433	$1,165,329	$1,202,559
6/30/21	$1,293,880	$1,155,048	$1,205,445
7/31/21	$1,301,976	$1,170,422	$1,216,041
8/31/21	$1,304,393	$1,165,554	$1,216,819
9/30/21	$1,295,108	$1,144,844	$1,204,395
10/31/21	$1,291,470	$1,142,076	$1,203,348
11/30/21	$1,293,501	$1,138,736	$1,208,317
12/31/21	$1,298,605	$1,137,146	$1,209,441
1/31/22	$1,287,619	$1,113,842	$1,194,517
2/28/22	$1,261,233	$1,100,603	$1,174,831
3/31/22	$1,241,838	$1,067,087	$1,152,732
4/30/22	$1,202,520	$1,008,623	$1,118,289
5/31/22	$1,200,220	$1,011,376	$1,117,495
6/30/22	$1,170,005	$978,923	$1,094,497
7/31/22	$1,198,206	$999,734	$1,119,408
8/31/22	$1,178,646	$960,283	$1,094,445
9/30/22	$1,124,867	$910,944	$1,053,633
10/31/22	$1,125,266	$904,679	$1,049,851
11/30/22	$1,167,939	$947,254	$1,081,724
12/31/22	$1,164,456	$952,377	$1,077,949
1/31/23	$1,198,029	$983,642	$1,105,436
2/28/23	$1,176,092	$950,942	$1,084,378
3/31/23	$1,192,620	$981,012	$1,108,061
4/30/23	$1,196,326	$985,341	$1,113,346
5/31/23	$1,186,823	$966,080	$1,105,975
6/30/23	$1,190,852	$966,004	$1,105,776
7/31/23	$1,204,797	$972,694	$1,113,296
8/31/23	$1,196,744	$959,387	$1,106,783
9/30/23	$1,182,422	$931,361	$1,089,872
10/31/23	$1,175,185	$920,228	$1,083,528
11/30/23	$1,215,477	$966,632	$1,121,160
12/31/23	$1,256,424	$1,006,806	$1,152,843
1/31/24	$1,253,117	$992,914	$1,148,209
2/29/24	$1,246,691	$980,436	$1,141,561
3/31/24	$1,262,186	$985,833	$1,149,232
4/30/24	$1,245,337	$960,954	$1,132,936
5/31/24	$1,260,617	$973,548	$1,142,940
6/30/24	$1,264,932	$974,945	$1,149,569
7/31/24	$1,284,905	$1,001,868	$1,168,376
8/31/24	$1,296,732	$1,025,572	$1,184,032
9/30/24	$1,316,979	$1,043,025	$1,199,838
10/31/24	$1,290,744	$1,008,064	$1,180,473
11/30/24	$1,303,670	$1,011,500	$1,187,686
12/31/24	$1,296,780	$989,800	$1,175,762
1/31/25	$1,310,380	$995,433	$1,184,192
2/28/25	$1,323,699	$1,009,668	$1,195,726
3/31/25	$1,324,546	$1,015,888	$1,195,965
4/30/25	$1,330,018	$1,045,743	$1,208,666
5/31/25	$1,334,617	$1,042,028	$1,210,286
6/30/25	$1,358,788	$1,061,774	$1,224,592
7/31/25	$1,358,829	$1,045,959	$1,221,799
8/31/25	$1,378,045	$1,061,163	$1,231,782
9/30/25	$1,387,455	$1,068,095	$1,240,195
10/31/25	$1,402,934	$1,065,383	$1,248,045
11/30/25	$1,405,856	$1,067,858	$1,251,489
12/31/25	$1,411,530	$1,070,646	$1,252,065
1/31/26	$1,422,579	$1,080,669	$1,259,214
2/28/26	$1,441,698	$1,092,753	$1,275,735
3/31/26	$1,392,507	$1,059,160	$1,251,267

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.13%	1.75%	3.37%
Bloomberg Global Aggregate (USD Unhedged) Index	4.26%	(1.46%)	0.58%
PIMCO Global Advantage Bond Index (GLADI)(USD Partially Hedged)	4.62%	1.09%	2.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$189,313
# of Portfolio Holdings	1,300
Portfolio Turnover Rate	622%
Total Net Advisory Fees Paid During the Reporting Period	$594
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.2%
Japan	5.9%
United Kingdom	5.4%
France	4.3%
Australia	3.7%
Ireland	3.7%
Canada	3.0%
China	2.5%
Cayman Islands	2.2%
Other Countries	27.9%
Short-Term Instruments	4.5%
Affiliated Investments	4.0%
Financial Derivative Instruments	0.9%
Other Assets and Liabilities, Net	(26.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.24% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PSAIX

PIMCO Global Advantage® Strategy Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS1864TSRAR_033126

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,685	$10,017
5/31/16	$9,717	$10,059
6/30/16	$9,923	$10,251
7/31/16	$10,042	$10,312
8/31/16	$10,053	$10,307
9/30/16	$10,100	$10,306
10/31/16	$10,041	$10,206
11/30/16	$9,886	$10,037
12/31/16	$9,958	$10,065
1/31/17	$9,925	$10,028
2/28/17	$10,040	$10,114
3/31/17	$10,059	$10,109
4/30/17	$10,106	$10,178
5/31/17	$10,173	$10,237
6/30/17	$10,153	$10,208
7/31/17	$10,210	$10,242
8/31/17	$10,318	$10,335
9/30/17	$10,296	$10,288
10/31/17	$10,346	$10,331
11/30/17	$10,356	$10,347
12/31/17	$10,353	$10,370
1/31/18	$10,344	$10,296
2/28/18	$10,285	$10,273
3/31/18	$10,349	$10,358
4/30/18	$10,321	$10,320
5/31/18	$10,294	$10,358
6/30/18	$10,300	$10,377
7/31/18	$10,356	$10,380
8/31/18	$10,343	$10,412
9/30/18	$10,358	$10,372
10/31/18	$10,303	$10,352
11/30/18	$10,260	$10,403
12/31/18	$10,269	$10,553
1/31/19	$10,408	$10,665
2/28/19	$10,476	$10,678
3/31/19	$10,537	$10,869
4/30/19	$10,599	$10,875
5/31/19	$10,664	$11,032
6/30/19	$10,749	$11,186
7/31/19	$10,802	$11,274
8/31/19	$10,895	$11,530
9/30/19	$10,869	$11,477
10/31/19	$10,882	$11,457
11/30/19	$10,871	$11,443
12/31/19	$10,924	$11,420
1/31/20	$11,062	$11,626
2/29/20	$11,069	$11,768
3/31/20	$10,628	$11,585
4/30/20	$10,869	$11,773
5/31/20	$11,011	$11,806
6/30/20	$11,130	$11,865
7/31/20	$11,285	$11,995
8/31/20	$11,374	$11,908
9/30/20	$11,409	$11,951
10/31/20	$11,464	$11,952
11/30/20	$11,581	$12,020
12/31/20	$11,681	$12,057
1/31/21	$11,710	$11,993
2/28/21	$11,654	$11,806
3/31/21	$11,643	$11,760
4/30/21	$11,665	$11,790
5/31/21	$11,685	$11,817
6/30/21	$11,640	$11,874
7/31/21	$11,672	$12,022
8/31/21	$11,670	$11,998
9/30/21	$11,644	$11,884
10/31/21	$11,553	$11,853
11/30/21	$11,537	$11,938
12/31/21	$11,578	$11,890
1/31/22	$11,531	$11,703
2/28/22	$11,417	$11,547
3/31/22	$11,292	$11,298
4/30/22	$11,101	$10,994
5/31/22	$11,068	$10,979
6/30/22	$10,900	$10,813
7/31/22	$11,059	$11,088
8/31/22	$10,915	$10,799
9/30/22	$10,669	$10,452
10/31/22	$10,669	$10,416
11/30/22	$10,918	$10,682
12/31/22	$10,920	$10,556
1/31/23	$11,151	$10,799
2/28/23	$11,012	$10,626
3/31/23	$11,120	$10,862
4/30/23	$11,177	$10,918
5/31/23	$11,114	$10,875
6/30/23	$11,114	$10,869
7/31/23	$11,170	$10,872
8/31/23	$11,145	$10,858
9/30/23	$11,034	$10,671
10/31/23	$10,947	$10,595
11/30/23	$11,289	$10,960
12/31/23	$11,666	$11,310
1/31/24	$11,646	$11,288
2/29/24	$11,594	$11,210
3/31/24	$11,752	$11,311
4/30/24	$11,632	$11,129
5/31/24	$11,777	$11,228
6/30/24	$11,842	$11,325
7/31/24	$12,021	$11,544
8/31/24	$12,050	$11,670
9/30/24	$12,213	$11,806
10/31/24	$12,001	$11,646
11/30/24	$12,169	$11,784
12/31/24	$12,187	$11,694
1/31/25	$12,281	$11,739
2/28/25	$12,436	$11,881
3/31/25	$12,478	$11,831
4/30/25	$12,484	$11,948
5/31/25	$12,504	$11,908
6/30/25	$12,735	$12,022
7/31/25	$12,735	$12,013
8/31/25	$12,906	$12,078
9/30/25	$13,006	$12,167
10/31/25	$13,154	$12,263
11/30/25	$13,228	$12,289
12/31/25	$13,273	$12,263
1/31/26	$13,322	$12,292
2/28/26	$13,398	$12,465
3/31/26	$12,986	$12,244

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	4.07%	2.21%	3.04%
Class A (including sales charge)	0.17%	1.43%	2.65%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PAIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4011TSRAR_033126

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,055	$10,017
5/31/16	$10,083	$10,059
6/30/16	$10,291	$10,251
7/31/16	$10,407	$10,312
8/31/16	$10,412	$10,307
9/30/16	$10,454	$10,306
10/31/16	$10,386	$10,206
11/30/16	$10,220	$10,037
12/31/16	$10,288	$10,065
1/31/17	$10,248	$10,028
2/28/17	$10,361	$10,114
3/31/17	$10,373	$10,109
4/30/17	$10,415	$10,178
5/31/17	$10,477	$10,237
6/30/17	$10,450	$10,208
7/31/17	$10,503	$10,242
8/31/17	$10,607	$10,335
9/30/17	$10,578	$10,288
10/31/17	$10,622	$10,331
11/30/17	$10,627	$10,347
12/31/17	$10,616	$10,370
1/31/18	$10,601	$10,296
2/28/18	$10,534	$10,273
3/31/18	$10,592	$10,358
4/30/18	$10,557	$10,320
5/31/18	$10,523	$10,358
6/30/18	$10,522	$10,377
7/31/18	$10,574	$10,380
8/31/18	$10,553	$10,412
9/30/18	$10,562	$10,372
10/31/18	$10,499	$10,352
11/30/18	$10,449	$10,403
12/31/18	$10,451	$10,553
1/31/19	$10,586	$10,665
2/28/19	$10,649	$10,678
3/31/19	$10,705	$10,869
4/30/19	$10,761	$10,875
5/31/19	$10,820	$11,032
6/30/19	$10,900	$11,186
7/31/19	$10,947	$11,274
8/31/19	$11,033	$11,530
9/30/19	$11,000	$11,477
10/31/19	$11,007	$11,457
11/30/19	$10,989	$11,443
12/31/19	$11,035	$11,420
1/31/20	$11,168	$11,626
2/29/20	$11,168	$11,768
3/31/20	$10,717	$11,585
4/30/20	$10,953	$11,773
5/31/20	$11,089	$11,806
6/30/20	$11,202	$11,865
7/31/20	$11,350	$11,995
8/31/20	$11,433	$11,908
9/30/20	$11,461	$11,951
10/31/20	$11,509	$11,952
11/30/20	$11,620	$12,020
12/31/20	$11,712	$12,057
1/31/21	$11,734	$11,993
2/28/21	$11,671	$11,806
3/31/21	$11,652	$11,760
4/30/21	$11,667	$11,790
5/31/21	$11,680	$11,817
6/30/21	$11,628	$11,874
7/31/21	$11,652	$12,022
8/31/21	$11,643	$11,998
9/30/21	$11,610	$11,884
10/31/21	$11,512	$11,853
11/30/21	$11,490	$11,938
12/31/21	$11,522	$11,890
1/31/22	$11,468	$11,703
2/28/22	$11,347	$11,547
3/31/22	$11,217	$11,298
4/30/22	$11,020	$10,994
5/31/22	$10,980	$10,979
6/30/22	$10,807	$10,813
7/31/22	$10,957	$11,088
8/31/22	$10,808	$10,799
9/30/22	$10,557	$10,452
10/31/22	$10,551	$10,416
11/30/22	$10,791	$10,682
12/31/22	$10,785	$10,556
1/31/23	$11,007	$10,799
2/28/23	$10,863	$10,626
3/31/23	$10,962	$10,862
4/30/23	$11,012	$10,918
5/31/23	$10,943	$10,875
6/30/23	$10,936	$10,869
7/31/23	$10,984	$10,872
8/31/23	$10,953	$10,858
9/30/23	$10,837	$10,671
10/31/23	$10,746	$10,595
11/30/23	$11,074	$10,960
12/31/23	$11,437	$11,310
1/31/24	$11,410	$11,288
2/29/24	$11,352	$11,210
3/31/24	$11,499	$11,311
4/30/24	$11,375	$11,129
5/31/24	$11,509	$11,228
6/30/24	$11,566	$11,325
7/31/24	$11,734	$11,544
8/31/24	$11,753	$11,670
9/30/24	$11,906	$11,806
10/31/24	$11,692	$11,646
11/30/24	$11,848	$11,784
12/31/24	$11,858	$11,694
1/31/25	$11,942	$11,739
2/28/25	$12,085	$11,881
3/31/25	$12,119	$11,831
4/30/25	$12,117	$11,948
5/31/25	$12,130	$11,908
6/30/25	$12,346	$12,022
7/31/25	$12,338	$12,013
8/31/25	$12,495	$12,078
9/30/25	$12,585	$12,167
10/31/25	$12,719	$12,263
11/30/25	$12,783	$12,289
12/31/25	$12,819	$12,263
1/31/26	$12,858	$12,292
2/28/26	$12,924	$12,465
3/31/26	$12,519	$12,244

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.30%	1.45%	2.27%
Class C (including sales charge)	2.31%	1.45%	2.27%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PCIIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4211TSRAR_033126

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	0.59%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,485	$1,001,698
5/31/16	$1,010,190	$1,005,932
6/30/16	$1,031,871	$1,025,081
7/31/16	$1,044,554	$1,031,206
8/31/16	$1,046,029	$1,030,680
9/30/16	$1,051,254	$1,030,557
10/31/16	$1,045,332	$1,020,565
11/30/16	$1,029,497	$1,003,709
12/31/16	$1,037,385	$1,006,459
1/31/17	$1,034,214	$1,002,793
2/28/17	$1,046,486	$1,011,378
3/31/17	$1,048,774	$1,010,911
4/30/17	$1,053,938	$1,017,767
5/31/17	$1,061,223	$1,023,707
6/30/17	$1,059,499	$1,020,842
7/31/17	$1,065,763	$1,024,198
8/31/17	$1,077,301	$1,033,532
9/30/17	$1,075,379	$1,028,761
10/31/17	$1,080,844	$1,033,100
11/30/17	$1,082,288	$1,034,700
12/31/17	$1,082,235	$1,037,013
1/31/18	$1,081,660	$1,029,610
2/28/18	$1,075,783	$1,027,288
3/31/18	$1,082,731	$1,035,806
4/30/18	$1,080,113	$1,031,952
5/31/18	$1,077,640	$1,035,807
6/30/18	$1,078,551	$1,037,738
7/31/18	$1,084,796	$1,038,022
8/31/18	$1,083,772	$1,041,212
9/30/18	$1,085,558	$1,037,229
10/31/18	$1,080,174	$1,035,202
11/30/18	$1,076,022	$1,040,267
12/31/18	$1,077,220	$1,055,294
1/31/19	$1,092,162	$1,066,471
2/28/19	$1,099,585	$1,067,753
3/31/19	$1,106,348	$1,086,877
4/30/19	$1,113,154	$1,087,524
5/31/19	$1,120,307	$1,103,173
6/30/19	$1,129,581	$1,118,641
7/31/19	$1,135,426	$1,127,444
8/31/19	$1,145,578	$1,153,012
9/30/19	$1,143,102	$1,147,669
10/31/19	$1,144,846	$1,145,688
11/30/19	$1,144,022	$1,144,344
12/31/19	$1,149,939	$1,141,998
1/31/20	$1,164,828	$1,162,607
2/29/20	$1,165,826	$1,176,836
3/31/20	$1,119,788	$1,158,521
4/30/20	$1,145,488	$1,177,276
5/31/20	$1,160,768	$1,180,613
6/30/20	$1,173,685	$1,186,505
7/31/20	$1,190,351	$1,199,470
8/31/20	$1,200,120	$1,190,779
9/30/20	$1,204,157	$1,195,129
10/31/20	$1,210,290	$1,195,216
11/30/20	$1,223,033	$1,202,035
12/31/20	$1,233,988	$1,205,728
1/31/21	$1,237,368	$1,199,261
2/28/21	$1,231,752	$1,180,606
3/31/21	$1,230,949	$1,175,955
4/30/21	$1,233,662	$1,179,029
5/31/21	$1,236,137	$1,181,661
6/30/21	$1,231,749	$1,187,424
7/31/21	$1,235,469	$1,202,182
8/31/21	$1,235,615	$1,199,773
9/30/21	$1,233,243	$1,188,446
10/31/21	$1,223,926	$1,185,338
11/30/21	$1,222,621	$1,193,793
12/31/21	$1,227,379	$1,188,952
1/31/22	$1,222,729	$1,170,272
2/28/22	$1,210,901	$1,154,705
3/31/22	$1,198,081	$1,129,814
4/30/22	$1,178,170	$1,099,449
5/31/22	$1,174,942	$1,097,936
6/30/22	$1,157,493	$1,081,273
7/31/22	$1,174,685	$1,108,814
8/31/22	$1,159,736	$1,079,868
9/30/22	$1,133,987	$1,045,202
10/31/22	$1,134,296	$1,041,624
11/30/22	$1,161,100	$1,068,168
12/31/22	$1,161,672	$1,055,562
1/31/23	$1,186,584	$1,079,874
2/28/23	$1,172,082	$1,062,650
3/31/23	$1,183,924	$1,086,213
4/30/23	$1,190,330	$1,091,806
5/31/23	$1,183,946	$1,087,507
6/30/23	$1,184,363	$1,086,858
7/31/23	$1,190,595	$1,087,210
8/31/23	$1,188,294	$1,085,844
9/30/23	$1,176,833	$1,067,119
10/31/23	$1,167,935	$1,059,542
11/30/23	$1,204,733	$1,095,972
12/31/23	$1,245,367	$1,130,998
1/31/24	$1,243,582	$1,128,781
2/29/24	$1,238,295	$1,121,036
3/31/24	$1,255,537	$1,131,144
4/30/24	$1,243,140	$1,112,932
5/31/24	$1,258,989	$1,122,780
6/30/24	$1,266,329	$1,132,522
7/31/24	$1,285,854	$1,154,402
8/31/24	$1,289,281	$1,167,045
9/30/24	$1,307,136	$1,180,588
10/31/24	$1,284,862	$1,164,612
11/30/24	$1,303,216	$1,178,445
12/31/24	$1,305,463	$1,169,402
1/31/25	$1,315,980	$1,173,932
2/28/25	$1,332,931	$1,188,068
3/31/25	$1,337,814	$1,183,110
4/30/25	$1,338,783	$1,194,759
5/31/25	$1,341,435	$1,190,809
6/30/25	$1,366,583	$1,202,213
7/31/25	$1,366,951	$1,201,251
8/31/25	$1,385,682	$1,207,833
9/30/25	$1,396,863	$1,216,730
10/31/25	$1,413,155	$1,226,335
11/30/25	$1,421,470	$1,228,914
12/31/25	$1,426,809	$1,226,279
1/31/26	$1,432,472	$1,229,243
2/28/26	$1,441,008	$1,246,523
3/31/26	$1,397,166	$1,224,396

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.44%	2.57%	3.40%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PGBIX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS0249TSRAR_033126

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$70	0.69%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to absolute performance, as they appreciated relative to the U.S. dollar.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to absolute performance, as the curve steepened.

  Long exposure to Australian duration detracted from absolute performance, as yields rose.

  Positioning within emerging market Asian currencies, including short exposure to the new Taiwanese dollar, detracted from absolute performance, as it appreciated relative to the U.S. dollar.

  Positioning within Japanese rates, particularly long exposure to the long-end of the curve throughout 2025, detracted from absolute performance, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,006,400	$1,001,698
5/31/16	$1,010,023	$1,005,932
6/30/16	$1,031,616	$1,025,081
7/31/16	$1,044,208	$1,031,206
8/31/16	$1,045,595	$1,030,680
9/30/16	$1,050,726	$1,030,557
10/31/16	$1,044,723	$1,020,565
11/30/16	$1,028,813	$1,003,709
12/31/16	$1,036,603	$1,006,459
1/31/17	$1,033,354	$1,002,793
2/28/17	$1,045,535	$1,011,378
3/31/17	$1,047,728	$1,010,911
4/30/17	$1,052,806	$1,017,767
5/31/17	$1,059,995	$1,023,707
6/30/17	$1,058,180	$1,020,842
7/31/17	$1,064,351	$1,024,198
8/31/17	$1,075,783	$1,033,532
9/30/17	$1,073,772	$1,028,761
10/31/17	$1,079,139	$1,033,100
11/30/17	$1,080,491	$1,034,700
12/31/17	$1,080,344	$1,037,013
1/31/18	$1,079,681	$1,029,610
2/28/18	$1,073,732	$1,027,288
3/31/18	$1,080,571	$1,035,806
4/30/18	$1,077,872	$1,031,952
5/31/18	$1,075,313	$1,035,807
6/30/18	$1,076,130	$1,037,738
7/31/18	$1,082,273	$1,038,022
8/31/18	$1,081,150	$1,041,212
9/30/18	$1,082,852	$1,037,229
10/31/18	$1,077,390	$1,035,202
11/30/18	$1,073,154	$1,040,267
12/31/18	$1,074,257	$1,055,294
1/31/19	$1,089,068	$1,066,471
2/28/19	$1,096,387	$1,067,753
3/31/19	$1,103,037	$1,086,877
4/30/19	$1,109,735	$1,087,524
5/31/19	$1,116,768	$1,103,173
6/30/19	$1,125,927	$1,118,641
7/31/19	$1,131,657	$1,127,444
8/31/19	$1,141,673	$1,153,012
9/30/19	$1,139,118	$1,147,669
10/31/19	$1,140,760	$1,145,688
11/30/19	$1,139,843	$1,144,344
12/31/19	$1,145,642	$1,141,998
1/31/20	$1,160,374	$1,162,607
2/29/20	$1,161,280	$1,176,836
3/31/20	$1,115,327	$1,158,521
4/30/20	$1,140,832	$1,177,276
5/31/20	$1,155,953	$1,180,613
6/30/20	$1,168,722	$1,186,505
7/31/20	$1,185,212	$1,199,470
8/31/20	$1,194,843	$1,190,779
9/30/20	$1,198,765	$1,195,129
10/31/20	$1,204,766	$1,195,216
11/30/20	$1,217,354	$1,202,035
12/31/20	$1,228,143	$1,205,728
1/31/21	$1,231,412	$1,199,261
2/28/21	$1,225,731	$1,180,606
3/31/21	$1,224,828	$1,175,955
4/30/21	$1,227,420	$1,179,029
5/31/21	$1,229,785	$1,181,661
6/30/21	$1,225,318	$1,187,424
7/31/21	$1,228,911	$1,202,182
8/31/21	$1,228,955	$1,199,773
9/30/21	$1,226,493	$1,188,446
10/31/21	$1,217,123	$1,185,338
11/30/21	$1,215,725	$1,193,793
12/31/21	$1,220,346	$1,188,952
1/31/22	$1,215,625	$1,170,272
2/28/22	$1,203,773	$1,154,705
3/31/22	$1,190,926	$1,129,814
4/30/22	$1,171,036	$1,099,449
5/31/22	$1,167,731	$1,097,936
6/30/22	$1,150,295	$1,081,273
7/31/22	$1,167,283	$1,108,814
8/31/22	$1,152,336	$1,079,868
9/30/22	$1,126,650	$1,045,202
10/31/22	$1,126,868	$1,041,624
11/30/22	$1,153,404	$1,068,168
12/31/22	$1,153,868	$1,055,562
1/31/23	$1,178,519	$1,079,874
2/28/23	$1,164,024	$1,062,650
3/31/23	$1,175,679	$1,086,213
4/30/23	$1,181,948	$1,091,806
5/31/23	$1,175,509	$1,087,507
6/30/23	$1,175,819	$1,086,858
7/31/23	$1,181,913	$1,087,210
8/31/23	$1,179,530	$1,085,844
9/30/23	$1,168,054	$1,067,119
10/31/23	$1,159,125	$1,059,542
11/30/23	$1,195,546	$1,095,972
12/31/23	$1,235,763	$1,130,998
1/31/24	$1,233,890	$1,128,781
2/29/24	$1,228,549	$1,121,036
3/31/24	$1,245,550	$1,131,144
4/30/24	$1,233,151	$1,112,932
5/31/24	$1,248,758	$1,122,780
6/30/24	$1,255,943	$1,132,522
7/31/24	$1,275,201	$1,154,402
8/31/24	$1,278,485	$1,167,045
9/30/24	$1,296,091	$1,180,588
10/31/24	$1,273,896	$1,164,612
11/30/24	$1,291,985	$1,178,445
12/31/24	$1,294,103	$1,169,402
1/31/25	$1,304,414	$1,173,932
2/28/25	$1,321,115	$1,188,068
3/31/25	$1,325,851	$1,183,110
4/30/25	$1,326,704	$1,194,759
5/31/25	$1,329,215	$1,190,809
6/30/25	$1,354,029	$1,202,213
7/31/25	$1,354,281	$1,201,251
8/31/25	$1,372,721	$1,207,833
9/30/25	$1,383,695	$1,216,730
10/31/25	$1,399,711	$1,226,335
11/30/25	$1,407,840	$1,228,914
12/31/25	$1,413,005	$1,226,279
1/31/26	$1,418,495	$1,229,243
2/28/26	$1,426,841	$1,246,523
3/31/26	$1,383,316	$1,224,396

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.33%	2.46%	3.30%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,837,109
# of Portfolio Holdings	1,727
Portfolio Turnover Rate	717%
Total Net Advisory Fees Paid During the Reporting Period	$4,192
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	74.4%
United Kingdom	8.5%
France	5.2%
Canada	4.1%
Australia	3.8%
Ireland	3.6%
Spain	3.6%
Cayman Islands	2.9%
Japan	2.6%
Other Countries	18.7%
Short-Term Instruments	4.2%
Affiliated Investments	4.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(37.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PGNPX

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS1913TSRAR_033126

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.98%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,868	$10,204
5/31/16	$9,606	$9,960
6/30/16	$9,964	$10,340
7/31/16	$10,091	$10,425
8/31/16	$10,056	$10,341
9/30/16	$10,159	$10,446
10/31/16	$9,766	$9,992
11/30/16	$9,336	$9,465
12/31/16	$9,294	$9,374
1/31/17	$9,514	$9,550
2/28/17	$9,571	$9,578
3/31/17	$9,620	$9,607
4/30/17	$9,690	$9,744
5/31/17	$9,843	$9,957
6/30/17	$9,903	$9,948
7/31/17	$10,225	$10,214
8/31/17	$10,294	$10,324
9/30/17	$10,200	$10,194
10/31/17	$10,087	$10,118
11/30/17	$10,209	$10,332
12/31/17	$10,259	$10,360
1/31/18	$10,677	$10,674
2/28/18	$10,492	$10,584
3/31/18	$10,604	$10,735
4/30/18	$10,319	$10,492
5/31/18	$10,177	$10,296
6/30/18	$10,110	$10,224
7/31/18	$10,143	$10,187
8/31/18	$9,985	$10,155
9/30/18	$10,007	$10,046
10/31/18	$9,793	$9,907
11/30/18	$9,838	$9,918
12/31/18	$9,846	$10,138
1/31/19	$10,146	$10,327
2/28/19	$10,065	$10,219
3/31/19	$10,113	$10,292
4/30/19	$10,077	$10,229
5/31/19	$10,109	$10,335
6/30/19	$10,417	$10,643
7/31/19	$10,275	$10,567
8/31/19	$10,326	$10,735
9/30/19	$10,253	$10,582
10/31/19	$10,362	$10,684
11/30/19	$10,238	$10,539
12/31/19	$10,502	$10,653
1/31/20	$10,485	$10,734
2/29/20	$10,357	$10,712
3/31/20	$9,581	$10,368
4/30/20	$9,887	$10,580
5/31/20	$10,126	$10,611
6/30/20	$10,333	$10,719
7/31/20	$10,856	$11,195
8/31/20	$11,052	$11,227
9/30/20	$10,910	$11,162
10/31/20	$10,975	$11,213
11/30/20	$11,356	$11,481
12/31/20	$11,748	$11,730
1/31/21	$11,636	$11,610
2/28/21	$11,403	$11,385
3/31/21	$11,183	$11,109
4/30/21	$11,370	$11,289
5/31/21	$11,500	$11,443
6/30/21	$11,257	$11,212
7/31/21	$11,386	$11,381
8/31/21	$11,329	$11,311
9/30/21	$11,061	$11,033
10/31/21	$10,969	$10,990
11/30/21	$10,911	$10,911
12/31/21	$10,882	$10,903
1/31/22	$10,710	$10,690
2/28/22	$10,538	$10,571
3/31/22	$10,184	$10,233
4/30/22	$9,479	$9,534
5/31/22	$9,491	$9,534
6/30/22	$9,013	$9,106
7/31/22	$9,175	$9,280
8/31/22	$8,723	$8,817
9/30/22	$8,155	$8,300
10/31/22	$8,168	$8,288
11/30/22	$8,735	$8,750
12/31/22	$8,819	$8,865
1/31/23	$9,149	$9,174
2/28/23	$8,755	$8,807
3/31/23	$9,034	$9,136
4/30/23	$9,055	$9,162
5/31/23	$8,839	$8,916
6/30/23	$8,859	$8,939
7/31/23	$8,988	$9,053
8/31/23	$8,811	$8,875
9/30/23	$8,529	$8,581
10/31/23	$8,453	$8,503
11/30/23	$8,902	$8,972
12/31/23	$9,371	$9,372
1/31/24	$9,135	$9,157
2/29/24	$9,063	$9,049
3/31/24	$9,139	$9,071
4/30/24	$8,899	$8,836
5/31/24	$9,030	$8,924
6/30/24	$8,955	$8,879
7/31/24	$9,242	$9,159
8/31/24	$9,468	$9,446
9/30/24	$9,671	$9,635
10/31/24	$9,405	$9,238
11/30/24	$9,421	$9,217
12/31/24	$9,180	$8,976
1/31/25	$9,257	$9,029
2/28/25	$9,346	$9,102
3/31/25	$9,476	$9,203
4/30/25	$9,885	$9,674
5/31/25	$9,891	$9,663
6/30/25	$10,177	$9,874
7/31/25	$9,854	$9,626
8/31/25	$10,089	$9,787
9/30/25	$10,107	$9,816
10/31/25	$10,059	$9,721
11/30/25	$10,046	$9,713
12/31/25	$10,139	$9,770
1/31/26	$10,271	$9,928
2/28/26	$10,362	$10,000
3/31/26	$9,836	$9,588

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.80%	(2.53%)	0.22%
Class A (including sales charge)	(0.09%)	(3.28%)	(0.17%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFUAX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS4042TSRAR_033126

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.83%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,381	$1,020,354
5/31/16	$998,292	$996,032
6/30/16	$1,035,557	$1,034,013
7/31/16	$1,048,935	$1,042,537
8/31/16	$1,045,435	$1,034,123
9/30/16	$1,056,276	$1,044,627
10/31/16	$1,015,553	$999,181
11/30/16	$970,919	$946,530
12/31/16	$966,775	$937,430
1/31/17	$989,683	$955,037
2/28/17	$995,742	$957,798
3/31/17	$1,000,998	$960,691
4/30/17	$1,008,428	$974,370
5/31/17	$1,024,417	$995,682
6/30/17	$1,030,817	$994,767
7/31/17	$1,064,477	$1,021,449
8/31/17	$1,071,827	$1,032,371
9/30/17	$1,062,189	$1,019,393
10/31/17	$1,050,570	$1,011,756
11/30/17	$1,063,400	$1,033,229
12/31/17	$1,068,722	$1,035,999
1/31/18	$1,112,360	$1,067,436
2/28/18	$1,093,284	$1,058,396
3/31/18	$1,105,105	$1,073,537
4/30/18	$1,075,481	$1,049,196
5/31/18	$1,060,802	$1,029,575
6/30/18	$1,053,969	$1,022,384
7/31/18	$1,057,590	$1,018,667
8/31/18	$1,041,175	$1,015,487
9/30/18	$1,043,624	$1,004,605
10/31/18	$1,021,427	$990,661
11/30/18	$1,026,271	$991,786
12/31/18	$1,027,248	$1,013,763
1/31/19	$1,058,683	$1,032,661
2/28/19	$1,050,300	$1,021,884
3/31/19	$1,055,443	$1,029,160
4/30/19	$1,051,864	$1,022,880
5/31/19	$1,055,316	$1,033,542
6/30/19	$1,087,576	$1,064,342
7/31/19	$1,072,900	$1,056,731
8/31/19	$1,078,323	$1,073,490
9/30/19	$1,070,895	$1,058,206
10/31/19	$1,082,435	$1,068,351
11/30/19	$1,069,621	$1,053,867
12/31/19	$1,097,272	$1,065,339
1/31/20	$1,095,691	$1,073,407
2/29/20	$1,082,454	$1,071,232
3/31/20	$1,001,406	$1,036,770
4/30/20	$1,033,536	$1,057,958
5/31/20	$1,058,684	$1,061,110
6/30/20	$1,080,394	$1,071,860
7/31/20	$1,135,223	$1,119,491
8/31/20	$1,155,890	$1,122,691
9/30/20	$1,141,154	$1,116,196
10/31/20	$1,148,095	$1,121,337
11/30/20	$1,188,101	$1,148,052
12/31/20	$1,229,329	$1,173,007
1/31/21	$1,217,732	$1,160,981
2/28/21	$1,193,554	$1,138,469
3/31/21	$1,170,614	$1,110,947
4/30/21	$1,190,361	$1,128,920
5/31/21	$1,204,150	$1,144,251
6/30/21	$1,178,853	$1,121,171
7/31/21	$1,192,550	$1,138,057
8/31/21	$1,186,708	$1,131,079
9/30/21	$1,158,766	$1,103,327
10/31/21	$1,149,271	$1,099,021
11/30/21	$1,143,287	$1,091,128
12/31/21	$1,140,477	$1,090,313
1/31/22	$1,122,540	$1,068,982
2/28/22	$1,104,610	$1,057,148
3/31/22	$1,067,720	$1,023,272
4/30/22	$993,956	$953,395
5/31/22	$995,259	$953,445
6/30/22	$945,245	$910,562
7/31/22	$962,440	$928,043
8/31/22	$915,149	$881,726
9/30/22	$855,598	$829,990
10/31/22	$857,118	$828,810
11/30/22	$916,698	$875,025
12/31/22	$925,631	$886,476
1/31/23	$960,395	$917,355
2/28/23	$919,150	$880,719
3/31/23	$948,595	$913,606
4/30/23	$950,828	$916,216
5/31/23	$928,353	$891,555
6/30/23	$930,550	$893,862
7/31/23	$944,158	$905,293
8/31/23	$925,751	$887,451
9/30/23	$896,177	$858,124
10/31/23	$888,316	$850,272
11/30/23	$935,669	$897,194
12/31/23	$985,077	$937,187
1/31/24	$960,338	$915,723
2/29/24	$952,912	$904,878
3/31/24	$961,003	$907,088
4/30/24	$935,887	$883,598
5/31/24	$949,745	$892,439
6/30/24	$941,965	$887,930
7/31/24	$972,309	$915,927
8/31/24	$996,291	$944,623
9/30/24	$1,017,743	$963,538
10/31/24	$989,821	$923,820
11/30/24	$991,688	$921,686
12/31/24	$966,445	$897,607
1/31/25	$974,693	$902,925
2/28/25	$984,098	$910,206
3/31/25	$997,923	$920,315
4/30/25	$1,041,184	$967,377
5/31/25	$1,041,896	$966,298
6/30/25	$1,072,153	$987,442
7/31/25	$1,038,258	$962,632
8/31/25	$1,063,193	$978,654
9/30/25	$1,065,195	$981,594
10/31/25	$1,060,280	$972,077
11/30/25	$1,058,957	$971,314
12/31/25	$1,068,893	$977,013
1/31/26	$1,082,886	$992,809
2/28/26	$1,092,686	$1,000,034
3/31/26	$1,037,301	$958,775

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.95%	(2.39%)	0.37%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFUUX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS1877TSRAR_033126

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,246	$10,204
5/31/16	$9,968	$9,960
6/30/16	$10,333	$10,340
7/31/16	$10,458	$10,425
8/31/16	$10,415	$10,341
9/30/16	$10,515	$10,446
10/31/16	$10,102	$9,992
11/30/16	$9,651	$9,465
12/31/16	$9,602	$9,374
1/31/17	$9,822	$9,550
2/28/17	$9,876	$9,578
3/31/17	$9,920	$9,607
4/30/17	$9,987	$9,744
5/31/17	$10,137	$9,957
6/30/17	$10,192	$9,948
7/31/17	$10,518	$10,214
8/31/17	$10,582	$10,324
9/30/17	$10,479	$10,194
10/31/17	$10,357	$10,118
11/30/17	$10,475	$10,332
12/31/17	$10,520	$10,360
1/31/18	$10,941	$10,674
2/28/18	$10,746	$10,584
3/31/18	$10,854	$10,735
4/30/18	$10,555	$10,492
5/31/18	$10,403	$10,296
6/30/18	$10,328	$10,224
7/31/18	$10,356	$10,187
8/31/18	$10,187	$10,155
9/30/18	$10,204	$10,046
10/31/18	$9,979	$9,907
11/30/18	$10,019	$9,918
12/31/18	$10,021	$10,138
1/31/19	$10,320	$10,327
2/28/19	$10,231	$10,219
3/31/19	$10,273	$10,292
4/30/19	$10,231	$10,229
5/31/19	$10,256	$10,335
6/30/19	$10,563	$10,643
7/31/19	$10,412	$10,567
8/31/19	$10,456	$10,735
9/30/19	$10,377	$10,582
10/31/19	$10,481	$10,684
11/30/19	$10,349	$10,539
12/31/19	$10,609	$10,653
1/31/20	$10,585	$10,734
2/29/20	$10,450	$10,712
3/31/20	$9,660	$10,368
4/30/20	$9,963	$10,580
5/31/20	$10,198	$10,611
6/30/20	$10,399	$10,719
7/31/20	$10,918	$11,195
8/31/20	$11,109	$11,227
9/30/20	$10,959	$11,162
10/31/20	$11,017	$11,213
11/30/20	$11,393	$11,481
12/31/20	$11,779	$11,730
1/31/21	$11,660	$11,610
2/28/21	$11,420	$11,385
3/31/21	$11,192	$11,109
4/30/21	$11,372	$11,289
5/31/21	$11,495	$11,443
6/30/21	$11,245	$11,212
7/31/21	$11,367	$11,381
8/31/21	$11,303	$11,311
9/30/21	$11,029	$11,033
10/31/21	$10,930	$10,990
11/30/21	$10,865	$10,911
12/31/21	$10,829	$10,903
1/31/22	$10,651	$10,690
2/28/22	$10,474	$10,571
3/31/22	$10,116	$10,233
4/30/22	$9,410	$9,534
5/31/22	$9,415	$9,534
6/30/22	$8,935	$9,106
7/31/22	$9,091	$9,280
8/31/22	$8,638	$8,817
9/30/22	$8,069	$8,300
10/31/22	$8,078	$8,288
11/30/22	$8,633	$8,750
12/31/22	$8,710	$8,865
1/31/23	$9,031	$9,174
2/28/23	$8,637	$8,807
3/31/23	$8,906	$9,136
4/30/23	$8,921	$9,162
5/31/23	$8,704	$8,916
6/30/23	$8,717	$8,939
7/31/23	$8,839	$9,053
8/31/23	$8,660	$8,875
9/30/23	$8,377	$8,581
10/31/23	$8,297	$8,503
11/30/23	$8,733	$8,972
12/31/23	$9,187	$9,372
1/31/24	$8,950	$9,157
2/29/24	$8,874	$9,049
3/31/24	$8,943	$9,071
4/30/24	$8,703	$8,836
5/31/24	$8,824	$8,924
6/30/24	$8,746	$8,879
7/31/24	$9,021	$9,159
8/31/24	$9,236	$9,446
9/30/24	$9,428	$9,635
10/31/24	$9,162	$9,238
11/30/24	$9,173	$9,217
12/31/24	$8,932	$8,976
1/31/25	$9,001	$9,029
2/28/25	$9,082	$9,102
3/31/25	$9,203	$9,203
4/30/25	$9,595	$9,674
5/31/25	$9,594	$9,663
6/30/25	$9,866	$9,874
7/31/25	$9,547	$9,626
8/31/25	$9,768	$9,787
9/30/25	$9,779	$9,816
10/31/25	$9,727	$9,721
11/30/25	$9,709	$9,713
12/31/25	$9,792	$9,770
1/31/26	$9,913	$9,928
2/28/26	$9,996	$10,000
3/31/26	$9,482	$9,588

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	3.03%	(3.26%)	(0.53%)
Class C (including sales charge)	2.03%	(3.26%)	(0.53%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFRCX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS4242TSRAR_033126

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	0.58%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,595	$1,020,354
5/31/16	$998,708	$996,032
6/30/16	$1,036,199	$1,034,013
7/31/16	$1,049,805	$1,042,537
8/31/16	$1,046,524	$1,034,123
9/30/16	$1,057,602	$1,044,627
10/31/16	$1,017,027	$999,181
11/30/16	$972,534	$946,530
12/31/16	$968,600	$937,430
1/31/17	$991,743	$955,037
2/28/17	$998,004	$957,798
3/31/17	$1,003,494	$960,691
4/30/17	$1,011,136	$974,370
5/31/17	$1,027,381	$995,682
6/30/17	$1,034,024	$994,767
7/31/17	$1,067,978	$1,021,449
8/31/17	$1,075,578	$1,032,371
9/30/17	$1,066,135	$1,019,393
10/31/17	$1,054,691	$1,011,756
11/30/17	$1,067,788	$1,033,229
12/31/17	$1,073,367	$1,035,999
1/31/18	$1,117,419	$1,067,436
2/28/18	$1,098,469	$1,058,396
3/31/18	$1,110,589	$1,073,537
4/30/18	$1,081,038	$1,049,196
5/31/18	$1,066,509	$1,029,575
6/30/18	$1,059,866	$1,022,384
7/31/18	$1,063,729	$1,018,667
8/31/18	$1,047,463	$1,015,487
9/30/18	$1,050,121	$1,004,605
10/31/18	$1,028,006	$990,661
11/30/18	$1,033,109	$991,786
12/31/18	$1,034,303	$1,013,763
1/31/19	$1,066,170	$1,032,661
2/28/19	$1,057,933	$1,021,884
3/31/19	$1,063,339	$1,029,160
4/30/19	$1,059,951	$1,022,880
5/31/19	$1,063,668	$1,033,542
6/30/19	$1,096,382	$1,064,342
7/31/19	$1,081,820	$1,056,731
8/31/19	$1,087,538	$1,073,490
9/30/19	$1,080,254	$1,058,206
10/31/19	$1,092,123	$1,068,351
11/30/19	$1,079,424	$1,053,867
12/31/19	$1,107,560	$1,065,339
1/31/20	$1,106,205	$1,073,407
2/29/20	$1,093,051	$1,071,232
3/31/20	$1,011,421	$1,036,770
4/30/20	$1,044,080	$1,057,958
5/31/20	$1,069,707	$1,061,110
6/30/20	$1,091,866	$1,071,860
7/31/20	$1,147,530	$1,119,491
8/31/20	$1,168,651	$1,122,691
9/30/20	$1,153,990	$1,116,196
10/31/20	$1,161,265	$1,121,337
11/30/20	$1,201,968	$1,148,052
12/31/20	$1,243,968	$1,173,007
1/31/21	$1,232,470	$1,160,981
2/28/21	$1,208,233	$1,138,469
3/31/21	$1,185,265	$1,110,947
4/30/21	$1,205,521	$1,128,920
5/31/21	$1,219,727	$1,144,251
6/30/21	$1,194,351	$1,121,171
7/31/21	$1,208,490	$1,138,057
8/31/21	$1,202,816	$1,131,079
9/30/21	$1,174,742	$1,103,327
10/31/21	$1,165,366	$1,099,021
11/30/21	$1,159,537	$1,091,128
12/31/21	$1,156,952	$1,090,313
1/31/22	$1,138,988	$1,068,982
2/28/22	$1,121,012	$1,057,148
3/31/22	$1,083,802	$1,023,272
4/30/22	$1,009,146	$953,395
5/31/22	$1,010,672	$953,445
6/30/22	$960,084	$910,562
7/31/22	$977,750	$928,043
8/31/22	$929,914	$881,726
9/30/22	$869,604	$829,990
10/31/22	$871,324	$828,810
11/30/22	$932,079	$875,025
12/31/22	$941,373	$886,476
1/31/23	$976,918	$917,355
2/28/23	$935,148	$880,719
3/31/23	$965,318	$913,606
4/30/23	$967,775	$916,216
5/31/23	$945,103	$891,555
6/30/23	$947,550	$893,862
7/31/23	$961,602	$905,293
8/31/23	$943,054	$887,451
9/30/23	$913,123	$858,124
10/31/23	$905,300	$850,272
11/30/23	$953,750	$897,194
12/31/23	$1,004,327	$937,187
1/31/24	$979,306	$915,723
2/29/24	$971,928	$904,878
3/31/24	$980,389	$907,088
4/30/24	$954,983	$883,598
5/31/24	$969,334	$892,439
6/30/24	$961,565	$887,930
7/31/24	$992,740	$915,927
8/31/24	$1,017,454	$944,623
9/30/24	$1,039,561	$963,538
10/31/24	$1,011,257	$923,820
11/30/24	$1,013,375	$921,686
12/31/24	$987,787	$897,607
1/31/25	$996,430	$902,925
2/28/25	$1,006,236	$910,206
3/31/25	$1,020,574	$920,315
4/30/25	$1,065,034	$967,377
5/31/25	$1,065,993	$966,298
6/30/25	$1,097,165	$987,442
7/31/25	$1,062,709	$962,632
8/31/25	$1,088,467	$978,654
9/30/25	$1,090,733	$981,594
10/31/25	$1,085,917	$972,077
11/30/25	$1,084,790	$971,314
12/31/25	$1,095,335	$977,013
1/31/26	$1,109,906	$992,809
2/28/26	$1,120,165	$1,000,034
3/31/26	$1,063,607	$958,775

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.22%	(2.14%)	0.62%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFUIX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS1853TSRAR_033126

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$69	0.68%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,511	$1,020,354
5/31/16	$998,544	$996,032
6/30/16	$1,035,945	$1,034,013
7/31/16	$1,049,459	$1,042,537
8/31/16	$1,046,090	$1,034,123
9/30/16	$1,057,074	$1,044,627
10/31/16	$1,016,437	$999,181
11/30/16	$971,888	$946,530
12/31/16	$967,870	$937,430
1/31/17	$990,919	$955,037
2/28/17	$997,098	$957,798
3/31/17	$1,002,495	$960,691
4/30/17	$1,010,051	$974,370
5/31/17	$1,026,193	$995,682
6/30/17	$1,032,738	$994,767
7/31/17	$1,066,567	$1,021,449
8/31/17	$1,074,074	$1,032,371
9/30/17	$1,064,553	$1,019,393
10/31/17	$1,053,038	$1,011,756
11/30/17	$1,066,029	$1,033,229
12/31/17	$1,071,504	$1,035,999
1/31/18	$1,115,390	$1,067,436
2/28/18	$1,096,390	$1,058,396
3/31/18	$1,108,390	$1,073,537
4/30/18	$1,078,810	$1,049,196
5/31/18	$1,064,221	$1,029,575
6/30/18	$1,057,501	$1,022,384
7/31/18	$1,061,269	$1,018,667
8/31/18	$1,044,948	$1,015,487
9/30/18	$1,047,522	$1,004,605
10/31/18	$1,025,374	$990,661
11/30/18	$1,030,373	$991,786
12/31/18	$1,031,482	$1,013,763
1/31/19	$1,063,175	$1,032,661
2/28/19	$1,054,852	$1,021,884
3/31/19	$1,060,152	$1,029,160
4/30/19	$1,056,688	$1,022,880
5/31/19	$1,060,299	$1,033,542
6/30/19	$1,092,830	$1,064,342
7/31/19	$1,078,222	$1,056,731
8/31/19	$1,083,826	$1,073,490
9/30/19	$1,076,485	$1,058,206
10/31/19	$1,088,222	$1,068,351
11/30/19	$1,075,477	$1,053,867
12/31/19	$1,103,417	$1,065,339
1/31/20	$1,101,970	$1,073,407
2/29/20	$1,088,780	$1,071,232
3/31/20	$1,007,384	$1,036,770
4/30/20	$1,039,817	$1,057,958
5/31/20	$1,065,251	$1,061,110
6/30/20	$1,087,231	$1,071,860
7/31/20	$1,142,560	$1,119,491
8/31/20	$1,163,507	$1,122,691
9/30/20	$1,148,817	$1,116,196
10/31/20	$1,155,958	$1,121,337
11/30/20	$1,196,381	$1,148,052
12/31/20	$1,238,069	$1,173,007
1/31/21	$1,226,530	$1,160,981
2/28/21	$1,202,317	$1,138,469
3/31/21	$1,179,360	$1,110,947
4/30/21	$1,199,410	$1,128,920
5/31/21	$1,213,448	$1,144,251
6/30/21	$1,188,104	$1,121,171
7/31/21	$1,202,066	$1,138,057
8/31/21	$1,196,324	$1,131,079
9/30/21	$1,168,302	$1,103,327
10/31/21	$1,158,878	$1,099,021
11/30/21	$1,152,986	$1,091,128
12/31/21	$1,150,312	$1,090,313
1/31/22	$1,132,363	$1,068,982
2/28/22	$1,114,406	$1,057,148
3/31/22	$1,077,322	$1,023,272
4/30/22	$1,003,023	$953,395
5/31/22	$1,004,459	$953,445
6/30/22	$954,103	$910,562
7/31/22	$971,579	$928,043
8/31/22	$923,964	$881,726
9/30/22	$863,962	$829,990
10/31/22	$865,603	$828,810
11/30/22	$925,884	$875,025
12/31/22	$935,033	$886,476
1/31/23	$970,263	$917,355
2/28/23	$928,704	$880,719
3/31/23	$958,581	$913,606
4/30/23	$960,947	$916,216
5/31/23	$938,355	$891,555
6/30/23	$940,703	$893,862
7/31/23	$954,578	$905,293
8/31/23	$936,087	$887,451
9/30/23	$906,299	$858,124
10/31/23	$898,460	$850,272
11/30/23	$946,468	$897,194
12/31/23	$996,574	$937,187
1/31/24	$971,666	$915,723
2/29/24	$964,269	$904,878
3/31/24	$972,579	$907,088
4/30/24	$947,293	$883,598
5/31/24	$961,441	$892,439
6/30/24	$953,662	$887,930
7/31/24	$984,498	$915,927
8/31/24	$1,008,918	$944,623
9/30/24	$1,030,761	$963,538
10/31/24	$1,002,609	$923,820
11/30/24	$1,004,626	$921,686
12/31/24	$979,175	$897,607
1/31/25	$987,657	$902,925
2/28/25	$997,300	$910,206
3/31/25	$1,011,431	$920,315
4/30/25	$1,055,408	$967,377
5/31/25	$1,056,272	$966,298
6/30/25	$1,087,076	$987,442
7/31/25	$1,052,847	$962,632
8/31/25	$1,078,272	$978,654
9/30/25	$1,080,431	$981,594
10/31/25	$1,075,575	$972,077
11/30/25	$1,074,367	$971,314
12/31/25	$1,084,676	$977,013
1/31/26	$1,099,014	$992,809
2/28/26	$1,109,088	$1,000,034
3/31/26	$1,053,002	$958,775

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.11%	(2.24%)	0.52%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFUPX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS1912TSRAR_033126

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (Unhedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$74	0.73%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Unhedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Long exposure to securitized credit, namely non-agency residential mortgage-backed securities, contributed to relative performance versus the Index, as spreads tightened.

  Positioning within select emerging market Central and Eastern European, Middle Eastern and African currencies, including overweight exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,025,471	$1,020,354
5/31/16	$998,460	$996,032
6/30/16	$1,035,815	$1,034,013
7/31/16	$1,049,284	$1,042,537
8/31/16	$1,045,871	$1,034,123
9/30/16	$1,056,813	$1,044,627
10/31/16	$1,016,138	$999,181
11/30/16	$971,562	$946,530
12/31/16	$967,508	$937,430
1/31/17	$990,502	$955,037
2/28/17	$996,641	$957,798
3/31/17	$1,001,998	$960,691
4/30/17	$1,009,503	$974,370
5/31/17	$1,025,593	$995,682
6/30/17	$1,032,098	$994,767
7/31/17	$1,065,856	$1,021,449
8/31/17	$1,073,305	$1,032,371
9/30/17	$1,063,750	$1,019,393
10/31/17	$1,052,196	$1,011,756
11/30/17	$1,065,132	$1,033,229
12/31/17	$1,070,562	$1,035,999
1/31/18	$1,114,360	$1,067,436
2/28/18	$1,095,335	$1,058,396
3/31/18	$1,107,279	$1,073,537
4/30/18	$1,077,691	$1,049,196
5/31/18	$1,063,095	$1,029,575
6/30/18	$1,056,334	$1,022,384
7/31/18	$1,060,116	$1,018,667
8/31/18	$1,043,761	$1,015,487
9/30/18	$1,046,294	$1,004,605
10/31/18	$1,024,129	$990,661
11/30/18	$1,029,078	$991,786
12/31/18	$1,030,095	$1,013,763
1/31/19	$1,061,704	$1,032,661
2/28/19	$1,053,378	$1,021,884
3/31/19	$1,058,626	$1,029,160
4/30/19	$1,055,124	$1,022,880
5/31/19	$1,058,684	$1,033,542
6/30/19	$1,091,127	$1,064,342
7/31/19	$1,076,500	$1,056,731
8/31/19	$1,082,047	$1,073,490
9/30/19	$1,074,676	$1,058,206
10/31/19	$1,086,348	$1,068,351
11/30/19	$1,073,580	$1,053,867
12/31/19	$1,101,425	$1,065,339
1/31/20	$1,099,935	$1,073,407
2/29/20	$1,086,731	$1,071,232
3/31/20	$1,005,448	$1,036,770
4/30/20	$1,037,790	$1,057,958
5/31/20	$1,063,131	$1,061,110
6/30/20	$1,085,021	$1,071,860
7/31/20	$1,140,187	$1,119,491
8/31/20	$1,161,005	$1,122,691
9/30/20	$1,146,299	$1,116,196
10/31/20	$1,153,374	$1,121,337
11/30/20	$1,193,660	$1,148,052
12/31/20	$1,235,196	$1,173,007
1/31/21	$1,223,638	$1,160,981
2/28/21	$1,199,434	$1,138,469
3/31/21	$1,176,482	$1,110,947
4/30/21	$1,196,431	$1,128,920
5/31/21	$1,210,387	$1,144,251
6/30/21	$1,185,057	$1,121,171
7/31/21	$1,198,935	$1,138,057
8/31/21	$1,193,159	$1,131,079
9/30/21	$1,165,164	$1,103,327
10/31/21	$1,155,716	$1,099,021
11/30/21	$1,149,794	$1,091,128
12/31/21	$1,147,050	$1,090,313
1/31/22	$1,129,107	$1,068,982
2/28/22	$1,111,159	$1,057,148
3/31/22	$1,074,138	$1,023,272
4/30/22	$1,000,014	$953,395
5/31/22	$1,001,405	$953,445
6/30/22	$951,162	$910,562
7/31/22	$968,545	$928,043
8/31/22	$921,038	$881,726
9/30/22	$861,187	$829,990
10/31/22	$862,788	$828,810
11/30/22	$922,837	$875,025
12/31/22	$931,913	$886,476
1/31/23	$966,987	$917,355
2/28/23	$925,532	$880,719
3/31/23	$955,264	$913,606
4/30/23	$957,586	$916,216
5/31/23	$935,030	$891,555
6/30/23	$937,328	$893,862
7/31/23	$951,115	$905,293
8/31/23	$932,652	$887,451
9/30/23	$902,935	$858,124
10/31/23	$895,088	$850,272
11/30/23	$942,879	$897,194
12/31/23	$992,750	$937,187
1/31/24	$967,898	$915,723
2/29/24	$960,491	$904,878
3/31/24	$968,728	$907,088
4/30/24	$943,503	$883,598
5/31/24	$957,551	$892,439
6/30/24	$949,767	$887,930
7/31/24	$980,436	$915,927
8/31/24	$1,004,710	$944,623
9/30/24	$1,026,423	$963,538
10/31/24	$998,349	$923,820
11/30/24	$1,000,315	$921,686
12/31/24	$974,930	$897,607
1/31/25	$983,333	$902,925
2/28/25	$992,895	$910,206
3/31/25	$1,006,924	$920,315
4/30/25	$1,050,659	$967,377
5/31/25	$1,051,468	$966,298
6/30/25	$1,082,089	$987,442
7/31/25	$1,047,972	$962,632
8/31/25	$1,073,232	$978,654
9/30/25	$1,075,337	$981,594
10/31/25	$1,070,462	$972,077
11/30/25	$1,069,220	$971,314
12/31/25	$1,079,430	$977,013
1/31/26	$1,093,653	$992,809
2/28/26	$1,103,633	$1,000,034
3/31/26	$1,047,780	$958,775

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	4.06%	(2.29%)	0.47%
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	4.18%	(2.90%)	(0.42%)

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,189,632
# of Portfolio Holdings	1,719
Portfolio Turnover Rate	520%
Total Net Advisory Fees Paid During the Reporting Period	$2,498
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	59.5%
China	8.5%
United Kingdom	6.8%
Australia	4.6%
Ireland	3.8%
Japan	3.7%
Canada	3.3%
Spain	3.3%
Cayman Islands	2.5%
Other Countries	22.0%
Short-Term Instruments	2.3%
Affiliated Investments	2.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	(22.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.13% as a result of lower expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFUNX

PIMCO International Bond Fund (Unhedged)

Annual Shareholder Report |

March 31, 2026

PIMS2183TSRAR_033126

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.14%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Nigerian naira contributed to relative performance versus the 50% JPMorgan Global Bond Index Emerging Markets - Global Diversified, 25% JPMorgan Corporate Emerging Markets Bond Index Diversified, 25% JPMorgan Emerging Markets Bond Index Global ("Index"), as the currency provided a positive high carry.

  Overweight exposure to the Turkish lira contributed to relative performance versus the Index, as the currency provided a positive high carry.

  Overweight exposure to Ecuadorian debt contributed to relative performance versus the Index, as spreads tightened.

  Exposure to Brazilian corporate debt detracted from relative performance versus the Index, as the price deteriorated in select off-benchmark holdings.

  Overweight exposure in the 5-year and 10-year tenors of the Indian local curve detracted from relative performance versus the Index, as Indian local yields rose.

  Underweight exposure to the Chinese yuan detracted from relative performance versus the Index, as the currency appreciated.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Fund's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
3/31/16	$1,000,000	$1,000,000	$1,000,000
4/30/16	$1,028,948	$1,001,698	$1,022,411
5/31/16	$999,170	$1,005,932	$994,241
6/30/16	$1,045,051	$1,025,081	$1,037,624
7/31/16	$1,056,408	$1,031,206	$1,049,194
8/31/16	$1,066,658	$1,030,680	$1,057,642
9/30/16	$1,080,362	$1,030,557	$1,069,484
10/31/16	$1,077,417	$1,020,565	$1,061,018
11/30/16	$1,022,712	$1,003,709	$1,006,812
12/31/16	$1,043,478	$1,006,459	$1,021,912
1/31/17	$1,063,407	$1,002,793	$1,040,335
2/28/17	$1,086,511	$1,011,378	$1,059,031
3/31/17	$1,102,740	$1,010,911	$1,072,995
4/30/17	$1,117,750	$1,017,767	$1,086,696
5/31/17	$1,128,437	$1,023,707	$1,101,247
6/30/17	$1,129,138	$1,020,842	$1,103,612
7/31/17	$1,147,598	$1,024,198	$1,119,058
8/31/17	$1,165,215	$1,033,532	$1,136,620
9/30/17	$1,165,205	$1,028,761	$1,135,519
10/31/17	$1,149,381	$1,033,100	$1,120,936
11/30/17	$1,155,455	$1,034,700	$1,129,565
12/31/17	$1,171,862	$1,037,013	$1,143,447
1/31/18	$1,202,318	$1,029,610	$1,168,636
2/28/18	$1,192,662	$1,027,288	$1,153,768
3/31/18	$1,200,104	$1,035,806	$1,159,992
4/30/18	$1,174,805	$1,031,952	$1,136,486
5/31/18	$1,134,215	$1,035,807	$1,103,021
6/30/18	$1,109,909	$1,037,738	$1,083,473
7/31/18	$1,131,536	$1,038,022	$1,103,416
8/31/18	$1,084,111	$1,041,212	$1,061,773
9/30/18	$1,105,304	$1,037,229	$1,082,722
10/31/18	$1,086,995	$1,035,202	$1,064,315
11/30/18	$1,098,636	$1,040,267	$1,077,644
12/31/18	$1,110,017	$1,055,294	$1,090,804
1/31/19	$1,160,662	$1,066,471	$1,140,312
2/28/19	$1,160,685	$1,067,753	$1,139,121
3/31/19	$1,161,317	$1,086,877	$1,139,366
4/30/19	$1,163,273	$1,087,524	$1,141,090
5/31/19	$1,170,613	$1,103,173	$1,145,824
6/30/19	$1,222,900	$1,118,641	$1,192,533
7/31/19	$1,236,263	$1,127,444	$1,204,482
8/31/19	$1,210,988	$1,153,012	$1,191,240
9/30/19	$1,222,534	$1,147,669	$1,197,560
10/31/19	$1,244,890	$1,145,688	$1,218,485
11/30/19	$1,236,458	$1,144,344	$1,207,986
12/31/19	$1,278,351	$1,141,998	$1,241,357
1/31/20	$1,282,311	$1,162,607	$1,243,276
2/29/20	$1,256,937	$1,176,836	$1,219,453
3/31/20	$1,079,397	$1,158,521	$1,079,263
4/30/20	$1,122,526	$1,177,276	$1,118,759
5/31/20	$1,187,738	$1,180,613	$1,174,407
6/30/20	$1,208,792	$1,186,505	$1,193,529
7/31/20	$1,245,589	$1,199,470	$1,229,297
8/31/20	$1,253,031	$1,190,779	$1,230,978
9/30/20	$1,231,846	$1,195,129	$1,211,825
10/31/20	$1,235,055	$1,195,216	$1,214,927
11/30/20	$1,294,894	$1,202,035	$1,267,753
12/31/20	$1,333,472	$1,205,728	$1,299,569
1/31/21	$1,318,964	$1,199,261	$1,288,281
2/28/21	$1,295,506	$1,180,606	$1,262,009
3/31/21	$1,268,547	$1,175,955	$1,237,340
4/30/21	$1,290,729	$1,179,029	$1,259,452
5/31/21	$1,308,830	$1,181,661	$1,280,525
6/30/21	$1,309,550	$1,187,424	$1,278,059
7/31/21	$1,306,819	$1,202,182	$1,277,692
8/31/21	$1,320,062	$1,199,773	$1,287,445
9/30/21	$1,288,404	$1,188,446	$1,256,680
10/31/21	$1,269,720	$1,185,338	$1,247,086
11/30/21	$1,250,777	$1,193,793	$1,223,523
12/31/21	$1,265,124	$1,188,952	$1,238,696
1/31/22	$1,246,975	$1,170,272	$1,224,443
2/28/22	$1,179,560	$1,154,705	$1,161,720
3/31/22	$1,168,536	$1,129,814	$1,141,302
4/30/22	$1,116,804	$1,099,449	$1,085,057
5/31/22	$1,121,975	$1,097,936	$1,093,482
6/30/22	$1,068,074	$1,081,273	$1,044,885
7/31/22	$1,086,507	$1,108,814	$1,058,171
8/31/22	$1,088,480	$1,079,868	$1,054,831
9/30/22	$1,038,579	$1,045,202	$1,002,354
10/31/22	$1,037,036	$1,041,624	$992,919
11/30/22	$1,105,460	$1,068,168	$1,059,068
12/31/22	$1,123,813	$1,055,562	$1,075,650
1/31/23	$1,166,029	$1,079,874	$1,115,156
2/28/23	$1,136,533	$1,062,650	$1,086,388
3/31/23	$1,162,451	$1,086,213	$1,114,715
4/30/23	$1,169,300	$1,091,806	$1,123,437
5/31/23	$1,155,478	$1,087,507	$1,110,152
6/30/23	$1,185,621	$1,086,858	$1,136,588
7/31/23	$1,206,312	$1,087,210	$1,160,171
8/31/23	$1,184,120	$1,085,844	$1,139,090
9/30/23	$1,155,057	$1,067,119	$1,109,490
10/31/23	$1,147,085	$1,059,542	$1,098,951
11/30/23	$1,204,864	$1,095,972	$1,154,050
12/31/23	$1,255,023	$1,130,998	$1,195,314
1/31/24	$1,244,609	$1,128,781	$1,184,433
2/29/24	$1,246,526	$1,121,036	$1,185,047
3/31/24	$1,258,669	$1,131,144	$1,193,285
4/30/24	$1,234,476	$1,112,932	$1,171,720
5/31/24	$1,257,784	$1,122,780	$1,190,908
6/30/24	$1,251,134	$1,132,522	$1,189,123
7/31/24	$1,279,204	$1,154,402	$1,212,557
8/31/24	$1,310,100	$1,167,045	$1,243,408
9/30/24	$1,344,844	$1,180,588	$1,274,041
10/31/24	$1,301,527	$1,164,612	$1,235,897
11/30/24	$1,307,017	$1,178,445	$1,237,843
12/31/24	$1,290,930	$1,169,402	$1,219,456
1/31/25	$1,316,189	$1,173,932	$1,238,146
2/28/25	$1,336,358	$1,188,068	$1,252,004
3/31/25	$1,341,936	$1,183,110	$1,260,285
4/30/25	$1,360,739	$1,194,759	$1,279,467
5/31/25	$1,375,047	$1,190,809	$1,293,290
6/30/25	$1,415,599	$1,202,213	$1,323,292
7/31/25	$1,412,354	$1,201,251	$1,325,075
8/31/25	$1,445,166	$1,207,833	$1,348,775
9/30/25	$1,468,864	$1,216,730	$1,366,788
10/31/25	$1,484,930	$1,226,335	$1,378,933
11/30/25	$1,504,278	$1,228,914	$1,390,134
12/31/25	$1,528,780	$1,226,279	$1,403,985
1/31/26	$1,558,199	$1,229,243	$1,423,934
2/28/26	$1,577,372	$1,246,523	$1,441,335
3/31/26	$1,503,020	$1,224,396	$1,383,104

The table below shows the average annual total returns of the Fund, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.00%	3.45%	4.16%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Supplemental IndexFootnote Reference1	9.75%	2.25%	3.30%
Footnote	Description
Footnote[1]	The Supplemental Index is comprised of 50% JPMorgan Global Bond Index Emerging Markets-Global Diversified, 25% JPMorgan Emerging Markets Bond Index Global and 25% JPMorgan Corporate Emerging Market Bond Index Diversified.

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$214,487
# of Portfolio Holdings	507
Portfolio Turnover Rate	108%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Colombia	11.6%
Mexico	5.3%
United States	3.6%
Brazil	3.0%
Chile	1.4%
Peru	1.3%
Paraguay	1.1%
Costa Rica	1.0%
Argentina	0.9%
Other Countries	6.7%
Short-Term Instruments	3.5%
Affiliated Investments	69.4%
Financial Derivative Instruments	(0.4%)
Other Assets and Liabilities, Net	(8.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Asset Value)Footnote Reference**

Table Summary
PIMCO Emerging Markets Local Currency and Bond Fund	33.5%
PIMCO Emerging Markets Corporate Bond Fund	20.7%
Mexico Bonos, 8.000% due 04/15/2032	5.3%
PIMCO Emerging Markets Bond Fund	5.3%
Colombia TES, 11.000% due 08/22/2029	3.4%
Colombia TES, 12.750% due 11/28/2040	2.7%
Brazil Letras do Tesouro Nacional, –% due 04/01/2027	2.5%
Colombia TES, 11.750% due 01/24/2035	2.4%
Colombia TES, 13.250% due 02/09/2033	2.4%
Bonos de la Tesoreria de la Republica en pesos, 5.800% due 10/01/2029	1.0%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Changes to Principal Investment Strategies. Effective October 1, 2025, the Fund’s principal investment strategies were modified to shift from primarily operating as a fund-of-funds to primarily making direct investment and/or using derivatives and to change the Fund’s average portfolio duration guideline from 2 years (plus or minus) the Fund’s benchmark to an absolute limit of minus 3 years to plus 7 years.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Annual Shareholder Report |

March 31, 2026

PIMS2078TSRAR_033126

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.

(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity

Entity	March 31, 2026	March 31, 2025

PIMCO Funds	$—	$ 6,500
Pacific Investment Management Company LLC (“PIMCO”)	23,837,833	26,548,184

Totals	$23,837,833	$ 26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14.

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

To be filed under the immediately following first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

To be filed under the immediately following second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following third companion submission on Form N-CSR:

●	International Bond Fund (U.S. Dollar-Hedged)
●	PAPS Portfolio

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b) Not applicable to the Registrant.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Asset Allocation Funds

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

PIMCO Global Core Asset Allocation Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund (each, a “Fund” and collectively, the “Funds”).

The PIMCO All Asset Fund and PIMCO All Asset All Authority Fund are each “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund invest substantially all of their assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in the PIMCO All Asset Fund or PIMCO All Asset All Authority Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The PIMCO Global Core Asset Allocation Fund may invest its assets in some or all of the Underlying PIMCO Funds, which, for PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund. The PIMCO Global Core Asset Allocation Fund also may invest its respective assets in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

2	PIMCO ASSET ALLOCATION FUNDS

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO All Asset Fund	07/31/02	07/31/02	04/30/08	04/27/18	12/31/02	04/30/03	04/30/03	01/31/06	Diversified
PIMCO All Asset All Authority Fund	10/31/03	10/31/03	07/10/08	04/27/18	—	07/29/05	07/29/05	—	Diversified
PIMCO Global Core Asset Allocation Fund	10/29/08	10/29/08	10/29/08	—	—	10/29/08	10/29/08	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment

Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to

4	PIMCO ASSET ALLOCATION FUNDS

invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset Fund
Institutional Class

03/31/2026	$11.04	$0.85	$0.73	$1.58	$(0.88)	$0.00	$0.00	$(0.88)

03/31/2025	11.12	0.67	(0.07)	0.60	(0.68)	0.00	0.00	(0.68)

03/31/2024	10.78	0.40	0.36	0.76	(0.42)	0.00	0.00	(0.42)

03/31/2023	12.34	0.69	(1.53)	(0.84)	(0.72)	0.00	0.00	(0.72)

03/31/2022	12.77	1.27	(0.43)	0.84	(1.27)	0.00	0.00	(1.27)
I-2

03/31/2026	11.07	0.87	0.70	1.57	(0.87)	0.00	0.00	(0.87)

03/31/2025	11.15	0.66	(0.07)	0.59	(0.67)	0.00	0.00	(0.67)

03/31/2024	10.81	0.39	0.36	0.75	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.37	0.68	(1.53)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.26	(0.43)	0.83	(1.26)	0.00	0.00	(1.26)
I-3

03/31/2026	11.09	0.82	0.76	1.58	(0.87)	0.00	0.00	(0.87)

03/31/2025	11.17	0.63	(0.05)	0.58	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.82	0.42	0.34	0.76	(0.41)	0.00	0.00	(0.41)

03/31/2023	12.38	0.67	(1.52)	(0.85)	(0.71)	0.00	0.00	(0.71)

03/31/2022	12.80	1.55	(0.72)	0.83	(1.25)	0.00	0.00	(1.25)
Administrative Class

03/31/2026	11.06	0.82	0.75	1.57	(0.86)	0.00	0.00	(0.86)

03/31/2025	11.15	0.65	(0.08)	0.57	(0.66)	0.00	0.00	(0.66)

03/31/2024	10.80	0.38	0.37	0.75	(0.40)	0.00	0.00	(0.40)

03/31/2023	12.37	0.66	(1.53)	(0.87)	(0.70)	0.00	0.00	(0.70)

03/31/2022	12.80	1.22	(0.41)	0.81	(1.24)	0.00	0.00	(1.24)
Class A

03/31/2026	11.03	0.83	0.72	1.55	(0.84)	0.00	0.00	(0.84)

03/31/2025	11.12	0.62	(0.08)	0.54	(0.63)	0.00	0.00	(0.63)

03/31/2024	10.78	0.35	0.37	0.72	(0.38)	0.00	0.00	(0.38)

03/31/2023	12.34	0.63	(1.52)	(0.89)	(0.67)	0.00	0.00	(0.67)

03/31/2022	12.78	1.22	(0.44)	0.78	(1.22)	0.00	0.00	(1.22)
Class C

03/31/2026	10.98	0.73	0.71	1.44	(0.75)	0.00	0.00	(0.75)

03/31/2025	11.07	0.53	(0.07)	0.46	(0.55)	0.00	0.00	(0.55)

03/31/2024	10.73	0.27	0.37	0.64	(0.30)	0.00	0.00	(0.30)

03/31/2023	12.29	0.55	(1.52)	(0.97)	(0.59)	0.00	0.00	(0.59)

03/31/2022	12.74	1.11	(0.43)	0.68	(1.13)	0.00	0.00	(1.13)
Class R

03/31/2026	10.92	0.79	0.70	1.49	(0.81)	0.00	0.00	(0.81)

03/31/2025	11.01	0.59	(0.07)	0.52	(0.61)	0.00	0.00	(0.61)

03/31/2024	10.68	0.33	0.35	0.68	(0.35)	0.00	0.00	(0.35)

03/31/2023	12.24	0.60	(1.51)	(0.91)	(0.65)	0.00	0.00	(0.65)

03/31/2022	12.68	1.17	(0.42)	0.75	(1.19)	0.00	0.00	(1.19)

PIMCO All Asset All Authority Fund
Institutional Class

03/31/2026	$6.56	$0.48	$0.44	$0.92	$(0.49)	$0.00	$0.00	$(0.49)

03/31/2025	6.47	0.20	0.09	0.29	(0.20)	0.00	0.00	(0.20)

03/31/2024	6.50	0.16	0.01	0.17	(0.20)	0.00	0.00	(0.20)

03/31/2023	7.90	0.51	(1.34)	(0.83)	(0.57)	0.00	0.00	(0.57)

03/31/2022	8.49	1.12	(0.58)	0.54	(1.13)	0.00	0.00	(1.13)
I-2

03/31/2026	6.57	0.48	0.43	0.91	(0.48)	0.00	0.00	(0.48)

03/31/2025	6.47	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.51	0.15	0.00	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.50	(1.33)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.13	(0.61)	0.52	(1.12)	0.00	0.00	(1.12)

6	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$11.74	14.72%	$8,986,544	0.125%		0.225%		0.125%		0.225%		7.42%	48%

11.04	5.60	10,232,855	0.145		0.225		0.145		0.225		6.04	40

11.12	7.22	11,918,075	0.145		0.225		0.145		0.225		3.77	56

10.78	(6.68)	12,563,116	0.115		0.225		0.115		0.225		6.15	73

12.34	6.49	14,678,246	0.115		0.225		0.115		0.225		9.82	92

11.77	14.57	378,550	0.225		0.325		0.225		0.325		7.55	48

11.07	5.48	328,408	0.245		0.325		0.245		0.325		5.95	40

11.15	7.10	456,245	0.245		0.325		0.245		0.325		3.62	56

10.81	(6.76)	540,659	0.215		0.325		0.215		0.325		6.05	73

12.37	6.38	675,717	0.215		0.325		0.215		0.325		9.69	92

11.80	14.57	9,580	0.275		0.425		0.275		0.425		7.15	48

11.09	5.39	14,108	0.295		0.425		0.295		0.425		5.66	40

11.17	7.16	35,632	0.295		0.425		0.295		0.425		3.88	56

10.82	(6.80)	9,906	0.265		0.425		0.265		0.425		5.96	73

12.38	6.39	11,414	0.265		0.425		0.265		0.425		11.86	92

11.77	14.51	43,023	0.375		0.475		0.375		0.475		7.09	48

11.06	5.24	53,507	0.395		0.475		0.395		0.475		5.83	40

11.15	7.05	56,098	0.395		0.475		0.395		0.475		3.49	56

10.80	(6.97)	63,198	0.365		0.475		0.365		0.475		5.89	73

12.37	6.22	76,092	0.365		0.475		0.365		0.475		9.40	92

11.74	14.38	498,311	0.545	(h)	0.645	(h)	0.545	(h)	0.645	(h)	7.19	48

11.03	5.04	502,387	0.595		0.675		0.595		0.675		5.61	40

11.12	6.76	591,785	0.595		0.675		0.595		0.675		3.29	56

10.78	(7.09)	700,680	0.565		0.675		0.565		0.675		5.66	73

12.34	5.96	902,250	0.565		0.675		0.565		0.675		9.40	92

11.67	13.44	20,675	1.295	(h)	1.395	(h)	1.295	(h)	1.395	(h)	6.36	48

10.98	4.27	22,763	1.345		1.425		1.345		1.425		4.79	40

11.07	6.01	32,159	1.345		1.425		1.345		1.425		2.49	56

10.73	(7.80)	41,778	1.315		1.425		1.315		1.425		4.96	73

12.29	5.16	59,622	1.315		1.425		1.315		1.425		8.64	92

11.60	13.98	32,228	0.795	(h)	0.895	(h)	0.795	(h)	0.895	(h)	6.97	48

10.92	4.85	32,085	0.845		0.925		0.845		0.925		5.36	40

11.01	6.49	36,583	0.845		0.925		0.845		0.925		3.08	56

10.68	(7.36)	38,180	0.815		0.925		0.815		0.925		5.43	73

12.24	5.77	44,901	0.815		0.925		0.815		0.925		9.13	92

$6.99	14.26%	$668,794	2.25	%(g)	2.25	%(g)	0.26%		0.26%		6.95%	66%

6.56	4.50	685,228	2.76	(g)	2.72	(g)	0.29		0.25		3.02	54

6.47	2.60	1,072,118	2.92	(g)	2.92	(g)	0.28		0.28		2.45	67

6.50	(10.42)	1,503,547	1.74	(g)	1.78	(g)	0.21		0.25		7.44	103

7.90	6.09	2,363,703	0.54	(g)	0.58	(g)	0.21		0.25		13.08	108

7.00	14.14	99,879	2.35	(g)	2.35	(g)	0.36		0.36		7.00	66

6.57	4.55	101,255	2.86	(g)	2.82	(g)	0.39		0.35		2.96	54

6.47	2.34	130,447	3.02	(g)	3.02	(g)	0.38		0.38		2.43	67

6.51	(10.39)	170,079	1.84	(g)	1.88	(g)	0.31		0.35		7.18	103

7.90	5.86	278,555	0.64	(g)	0.68	(g)	0.31		0.35		13.22	108

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset All Authority Fund (Cont.)
I-3

03/31/2026	$6.57	$0.45	$0.46	$0.91	$(0.48)	$0.00	$0.00	$(0.48)

03/31/2025	6.47	0.19	0.10	0.29	(0.19)	0.00	0.00	(0.19)

03/31/2024	6.51	0.14	0.01	0.15	(0.19)	0.00	0.00	(0.19)

03/31/2023	7.90	0.54	(1.37)	(0.83)	(0.56)	0.00	0.00	(0.56)

03/31/2022	8.50	1.17	(0.66)	0.51	(1.11)	0.00	0.00	(1.11)
Class A

03/31/2026	6.56	0.45	0.44	0.89	(0.46)	0.00	0.00	(0.46)

03/31/2025	6.46	0.17	0.10	0.27	(0.17)	0.00	0.00	(0.17)

03/31/2024	6.50	0.13	0.00	0.13	(0.17)	0.00	0.00	(0.17)

03/31/2023	7.90	0.48	(1.34)	(0.86)	(0.54)	0.00	0.00	(0.54)

03/31/2022	8.49	1.08	(0.58)	0.50	(1.09)	0.00	0.00	(1.09)
Class C

03/31/2026	6.58	0.40	0.44	0.84	(0.41)	0.00	0.00	(0.41)

03/31/2025	6.48	0.12	0.10	0.22	(0.12)	0.00	0.00	(0.12)

03/31/2024	6.52	0.08	0.00	0.08	(0.12)	0.00	0.00	(0.12)

03/31/2023	7.92	0.42	(1.33)	(0.91)	(0.49)	0.00	0.00	(0.49)

03/31/2022	8.51	1.00	(0.57)	0.43	(1.02)	0.00	0.00	(1.02)

PIMCO Global Core Asset Allocation Fund (Consolidated)
Institutional Class

03/31/2026	$14.86	$0.66	$2.37	$3.03	$(0.44)	$0.00	$0.00	$(0.44)

03/31/2025	13.97	0.48	0.63	1.11	(0.22)	0.00	0.00	(0.22)

03/31/2024	12.49	0.45	1.36	1.81	(0.33)	0.00	0.00	(0.33)

03/31/2023	13.84	0.30	(1.47)	(1.17)	(0.18)	0.00	0.00	(0.18)

03/31/2022	13.58	0.19	0.09	0.28	(0.01)	0.00	(0.01)	(0.02)
I-2

03/31/2026	14.81	0.64	2.36	3.00	(0.42)	0.00	0.00	(0.42)

03/31/2025	13.92	0.46	0.63	1.09	(0.20)	0.00	0.00	(0.20)

03/31/2024	12.46	0.43	1.35	1.78	(0.32)	0.00	0.00	(0.32)

03/31/2023	13.80	0.29	(1.46)	(1.17)	(0.17)	0.00	0.00	(0.17)

03/31/2022	13.55	0.17	0.10	0.27	(0.01)	0.00	(0.01)	(0.02)
Class A

03/31/2026	14.62	0.58	2.32	2.90	(0.37)	0.00	0.00	(0.37)

03/31/2025	13.74	0.40	0.63	1.03	(0.15)	0.00	0.00	(0.15)

03/31/2024	12.30	0.39	1.32	1.71	(0.27)	0.00	0.00	(0.27)

03/31/2023	13.63	0.24	(1.44)	(1.20)	(0.13)	0.00	0.00	(0.13)

03/31/2022	13.42	0.12	0.10	0.22	0.00	0.00	(0.01)	(0.01)
Class C

03/31/2026	14.04	0.44	2.23	2.67	(0.26)	0.00	0.00	(0.26)

03/31/2025	13.23	0.28	0.60	0.88	(0.07)	0.00	0.00	(0.07)

03/31/2024	11.86	0.28	1.28	1.56	(0.19)	0.00	0.00	(0.19)

03/31/2023	13.17	0.14	(1.38)	(1.24)	(0.07)	0.00	0.00	(0.07)

03/31/2022	13.06	0.01	0.10	0.11	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Ratio of expenses to average net assets includes line of credit expenses.
(h)	Effective September 2, 2025, the Fund’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.20%.

8	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.00	14.06%	$951	2.40	%(g)	2.45	%(g)	0.41%		0.46%		6.50%	66%

6.57	4.50	1,169	2.91	(g)	2.92	(g)	0.44		0.45		2.93	54

6.47	2.29	1,511	3.07	(g)	3.12	(g)	0.43		0.48		2.25	67

6.51	(10.46)	2,307	1.49	(f)(g)	1.58	(f)(g)	0.36	(f)	0.45	(f)	7.54	103

7.90	5.81	13,919	0.69	(g)	0.78	(g)	0.36		0.45		13.72	108

6.99	13.81	188,496	2.67	(g)(h)	2.67	(g)(h)	0.68	(h)	0.68	(h)	6.49	66

6.56	4.21	201,976	3.21	(g)	3.17	(g)	0.74		0.70		2.62	54

6.46	2.00	249,885	3.37	(g)	3.37	(g)	0.73		0.73		2.07	67

6.50	(10.81)	308,294	2.19	(g)	2.23	(g)	0.66		0.70		6.95	103

7.90	5.65	422,624	0.99	(g)	1.03	(g)	0.66		0.70		12.65	108

7.01	12.95	7,894	3.42	(g)(h)	3.42	(g)(h)	1.43	(h)	1.43	(h)	5.77	66

6.58	3.40	8,659	3.96	(g)	3.92	(g)	1.49		1.45		1.83	54

6.48	1.23	12,899	4.12	(g)	4.12	(g)	1.48		1.48		1.20	67

6.52	(11.49)	19,998	2.89	(g)(f)	2.93	(g)(f)	1.41	(f)	1.45	(f)	5.98	103

7.92	4.84	38,642	1.74	(g)	1.78	(g)	1.41		1.45		11.68	108

$17.45	20.45%	$181,090	0.82%		1.02%		0.75%		0.95%		4.00%	476%

14.86	7.94	165,608	0.91		1.01		0.87		0.97		3.27	615

13.97	14.66	95,684	1.10		1.17		0.94		1.01		3.55	594

12.49	(8.42)	129,288	1.01		1.09		0.92		1.00		2.40	359

13.84	2.06	163,073	0.86		1.00		0.85		0.99		1.31	119

17.39	20.34	27,459	0.92		1.12		0.85		1.05		3.90	476

14.81	7.86	27,381	1.01		1.11		0.97		1.07		3.17	615

13.92	14.43	28,330	1.20		1.27		1.04		1.11		3.41	594

12.46	(8.46)	27,407	1.11		1.19		1.02		1.10		2.29	359

13.80	1.97	36,705	0.96		1.10		0.95		1.09		1.21	119

17.15	19.91	97,345	1.24	(h)	1.44	(h)	1.17	(h)	1.37	(h)	3.58	476

14.62	7.53	90,298	1.36		1.46		1.32		1.42		2.81	615

13.74	14.08	96,675	1.55		1.62		1.39		1.46		3.06	594

12.30	(8.80)	99,502	1.46		1.54		1.37		1.45		1.95	359

13.63	1.64	125,611	1.31		1.45		1.30		1.44		0.86	119

16.45	19.06	2,729	1.99	(h)	2.19	(h)	1.92	(h)	2.12	(h)	2.84	476

14.04	6.67	2,614	2.11		2.21		2.07		2.17		2.07	615

13.23	13.25	3,241	2.30		2.37		2.14		2.21		2.33	594

11.86	(9.45)	4,713	2.21		2.29		2.12		2.20		1.16	359

13.17	0.84	7,900	2.06		2.20		2.05		2.19		0.11	119

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Assets:

Investments, at value
Investments in securities	$769	$179
Investments in Affiliates	9,951,737	1,366,852
Receivable for investments in Affiliates sold	11,996	175
Receivable for Fund shares sold	26,453	362
Interest and/or dividends receivable	19	0
Dividends receivable from Affiliates	18,993	3,341
Reimbursement receivable from PIMCO	904	9
Prepaid expenses	0	202
Total Assets	10,010,871	1,371,120

Liabilities:

Borrowings & Other Financing Transactions
Payable for line of credit	$0	$400,000
Payable for investments in Affiliates purchased	31,723	3,645
Payable for Fund shares redeemed	8,125	597
Accrued investment advisory fees	1,452	163
Accrued supervisory and administrative fees	515	74
Accrued distribution fees	29	5
Accrued servicing fees	115	41
Other liabilities	1	581
Total Liabilities	41,960	405,106

Commitments and Contingent Liabilities^

Net Assets	$9,968,911	$966,014

Net Assets Consist of:

Paid in capital	$12,887,442	$7,983,119
Distributable earnings (accumulated loss)	(2,918,531)	(7,017,105)

Net Assets	$9,968,911	$966,014

Cost of investments in securities	$769	$179
Cost of investments in Affiliates	$9,101,979	$1,274,653

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

10	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Net Assets:

Institutional Class	$8,986,544	$668,794
I-2	378,550	99,879
I-3	9,580	951
Administrative Class	43,023	N/A
Class A	498,311	188,496
Class C	20,675	7,894
Class R	32,228	N/A

Shares Issued and Outstanding:

Institutional Class	765,422	95,649
I-2	32,151	14,274
I-3	812	136
Administrative Class	3,656	N/A
Class A	42,459	26,985
Class C	1,771	1,126
Class R	2,778	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.74	$6.99
I-2	11.77	7.00
I-3	11.80	7.00
Administrative Class	11.77	N/A
Class A	11.74	6.99
Class C	11.67	7.01
Class R	11.60	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Consolidated Statement of Assets and Liabilities	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$143,067
Investments in Affiliates	223,919
Financial Derivative Instruments
Exchange-traded or centrally cleared	845
Over the counter	8,600
Cash	275
Deposits with counterparty	4,419
Foreign currency, at value	2,063
Receivable for investments sold	1,135
Receivable for investments sold on a delayed-delivery basis	296
Receivable for TBA investments sold	140,660
Receivable for Fund shares sold	17
Interest and/or dividends receivable	703
Dividends receivable from Affiliates	816
Reimbursement receivable from PIMCO	55
Total Assets	526,870

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$15,580
Financial Derivative Instruments
Exchange-traded or centrally cleared	787
Over the counter	1,969
Payable for investments purchased	16,330
Payable for investments in Affiliates purchased	840
Payable for investments purchased on a delayed-delivery basis	6,232
Payable for TBA investments purchased	175,401
Deposits from counterparty	641
Payable for Fund shares redeemed	156
Accrued investment advisory fees	236
Accrued supervisory and administrative fees	29
Accrued distribution fees	2
Accrued servicing fees	21
Foreign capital gains tax payable	18
Other liabilities	5
Total Liabilities	218,247

Commitments and Contingent Liabilities^

Net Assets	$308,623

Net Assets Consist of:

Paid in capital	$319,850
Distributable earnings (accumulated loss)	(11,227)

Net Assets	$308,623

Cost of investments in securities	$145,851
Cost of investments in Affiliates	$224,199
Cost of foreign currency held	$2,063
Proceeds received on short sales	$15,551
Cost or premiums of financial derivative instruments, net	$5,626

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

12	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

Net Assets:

Institutional Class	$181,090
I-2	27,459
Class A	97,345
Class C	2,729

Shares Issued and Outstanding:

Institutional Class	10,376
I-2	1,579
Class A	5,675
Class C	166

Net Asset Value Per Share Outstanding(a):

Institutional Class	$17.45
I-2	17.39
Class A	17.15
Class C	16.45

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund

Investment Income:

Interest	$0	$15
Dividends	112	18
Dividends from Investments in Affiliates	788,203	91,649
Total Income	788,315	91,682

Expenses:

Investment advisory fees	18,240	1,994
Supervisory and administrative fees	6,517	950
Distribution and/or servicing fees - Administrative Class	122	N/A
Distribution and/or servicing fees - Class A	1,254	492
Distribution and/or servicing fees - Class C	215	82
Distribution and/or servicing fees - Class R	160	N/A
Trustee fees	70	6
Interest expense	34	19,854
Miscellaneous expense	0	46
Total Expenses	26,612	23,424
Waiver and/or Reimbursement by PIMCO	(10,473)	(23)
Net Expenses	16,139	23,401

Net Investment Income (Loss)	772,176	68,281

Net Realized Gain (Loss):

Investments in Affiliates	134,857	26,338
Net capital gain distributions received from Affiliate investments	27,112	1,617

Net Realized Gain (Loss)	161,969	27,955

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	496,420	35,726

Net Change in Unrealized Appreciation (Depreciation)	496,420	35,726

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,430,565	$131,962

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Core Asset Allocation Fund

Year Ended March 31, 2026
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$5,211
Dividends, net of foreign taxes**	196
Dividends from Investments in Affiliates	9,491
Total Income	14,898

Expenses:

Investment advisory fees	2,787
Supervisory and administrative fees	356
Distribution and/or servicing fees - Class A	240
Distribution and/or servicing fees - Class C	26
Trustee fees	2
Interest expense	226
Total Expenses	3,637
Waiver and/or Reimbursement by PIMCO	(615)
Net Expenses	3,022

Net Investment Income (Loss)	11,876

Net Realized Gain (Loss):

Investments in securities	1,661
Investments in Affiliates	60
Exchange-traded or centrally cleared financial derivative instruments	1,511
Over the counter financial derivative instruments	43,373
Foreign currency	271

Net Realized Gain (Loss)	46,876

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,600)
Investments in Affiliates	(404)
Exchange-traded or centrally cleared financial derivative instruments	334
Over the counter financial derivative instruments	(522)
Foreign currency assets and liabilities	16

Net Change in Unrealized Appreciation (Depreciation)	(2,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,576

* Foreign tax withholdings - Interest	$30

** Foreign tax withholdings - Dividends	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Changes in Net Assets

	PIMCO All Asset Fund		PIMCO All Asset All Authority Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$772,176	$725,646	$68,281	$34,453
Net realized gain (loss)	161,969	(347,829)	27,955	(76,157)
Net change in unrealized appreciation (depreciation)	496,420	262,849	35,726	91,695

Net Increase (Decrease) in Net Assets Resulting from Operations	1,430,565	640,666	131,962	49,991

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(690,454)	(656,741)	(47,396)	(23,122)
I-2	(25,014)	(22,247)	(6,806)	(3,233)
I-3	(776)	(1,454)	(68)	(35)
Administrative Class	(3,377)	(3,224)	N/A	N/A
Class A	(35,731)	(30,528)	(12,649)	(5,499)
Class C	(1,366)	(1,296)	(470)	(176)
Class R	(2,247)	(1,824)	N/A	N/A

Total Distributions(a)	(758,965)	(717,314)	(67,389)	(32,065)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,888,802)	(1,863,816)	(96,846)	(486,499)

Total Increase (Decrease) in Net Assets	(1,217,202)	(1,940,464)	(32,273)	(468,573)

Net Assets:

Beginning of year	11,186,113	13,126,577	998,287	1,466,860
End of year	$9,968,911	$11,186,113	$966,014	$998,287

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

16	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	PIMCO Global Core Asset Allocation Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$11,876	$9,041
Net realized gain (loss)	46,876	17,005
Net change in unrealized appreciation (depreciation)	(2,176)	(3,436)

Net Increase (Decrease) in Net Assets Resulting from Operations	56,576	22,610

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(4,708)	(2,398)
I-2	(737)	(379)
Class A	(2,161)	(960)
Class C	(44)	(13)

Total Distributions(a)	(7,650)	(3,750)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(26,204)	43,111

Total Increase (Decrease) in Net Assets	22,722	61,971

Net Assets:

Beginning of year	285,901	223,930
End of year	$308,623	$285,901

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Units of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statement of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO All Asset All Authority Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$131,962

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(908,986)
Proceeds from sales of long-term securities	1,004,820
(Purchases) Proceeds from sales of short-term portfolio investments, net	213
(Increase) decrease in receivable for investments sold	(34)
(Increase) decrease in dividends receivable from Affiliates	212
(Increase) decrease in reimbursement receivable from PIMCO	(29)
Increase (decrease) in payable for investments purchased	(172)
Increase (decrease) in accrued investment advisory fees	4
Increase (decrease) in accrued supervisory and administrative fees	(8)
Increase (decrease) in accrued servicing fees	(1)
Increase (decrease) in other liabilities	181
Net Realized (Gain) Loss
Investments in Affiliates	(26,338)
Net capital gain distributions received from Affiliate investments	(1,617)
Net Change in Unrealized (Appreciation) Depreciation
Investments in Affiliates	(35,726)

Net Cash Provided by (Used for) Operating Activities	164,481

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	95,761
Payments on shares redeemed	(254,203)
Cash distributions paid*	(6,039)

Net Cash Received from (Used for) Financing Activities	(164,481)

Cash and Foreign Currency:

Beginning of year	0
End of year	$0

* Reinvestment of distributions	$61,350

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$19,673

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

18	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (b)	769,020	$769

		769

Total Investments in Securities (Cost $769)		769

INVESTMENTS IN AFFILIATES 99.8%

MUTUAL FUNDS (a) 99.2%

PIMCO All Asset: Multi-RAE PLUS Fund	158,022,276	1,671,876

PIMCO All Asset: Multi-Real Fund	208,015,763	2,048,955

PIMCO Emerging Markets Bond Fund	5,703,129	50,530

PIMCO Emerging Markets Currency and Short-Term Investments Fund	48,701,038	367,693

PIMCO Emerging Markets Local Currency and Bond Fund	131,043,909	800,678

PIMCO Extended Duration Fund	11,763,522	147,632

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Fund	46,582,296	$372,193

PIMCO High Yield Spectrum Fund	14,805,465	135,322

PIMCO Income Fund	12,075,766	130,177

PIMCO International Bond Fund (U.S. Dollar-Hedged)	32,195,590	311,653

PIMCO Investment Grade Credit Bond Fund	7,135,992	64,367

PIMCO Long Duration Total Return Fund	24,091,959	171,294

PIMCO Long-Term U.S. Government Fund	16,705,970	231,211

PIMCO Low Duration Fund	57,481,758	532,856

PIMCO RAE Emerging Markets Fund	19,176,349	245,841

PIMCO RAE Fundamental Advantage PLUS Fund	37,788,873	338,210

PIMCO RAE International Fund	6,816,963	67,829

PIMCO RAE PLUS EMG Fund	11,111,705	98,005

PIMCO RAE PLUS International Fund	10,309,342	99,691

PIMCO RAE U.S. Fund	7,304,201	107,664

PIMCO RAE U.S. Small Fund	13,375,021	157,156

PIMCO RAE Worldwide Long/Short PLUS Fund	41,430,013	333,512

	SHARES	MARKET VALUE (000S)

PIMCO Real Return Fund	10,169,543	$105,051

PIMCO RealEstateRealReturn Strategy Fund	6,634,207	185,890

PIMCO Total Return Fund	80,104,232	700,111

PIMCO TRENDS Managed Futures Strategy Fund	37,544,759	417,122

Total Mutual Funds (Cost $9,042,759)		9,892,519

SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
3.740% (b)	59,219,942	59,218

Total Short-Term Instruments (Cost $59,220)		59,218

Total Investments in Affiliates (Cost $9,101,979)		9,951,737

Total Investments 99.8% (Cost $9,102,748)		$9,952,506

Other Assets and Liabilities, net 0.2%		16,405

Net Assets 100.0%		$9,968,911

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Mutual Funds	$769	$0	$0	$769

	$769	$0	$0	$769

Investments in Affiliates, at Value
Mutual Funds	9,892,519	0	0	9,892,519
Short-Term Instruments
Mutual Funds	59,218	0	0	59,218

	$9,951,737	$0	$0	$9,951,737

Total Investments	$9,952,506	$0	$0	$9,952,506

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Schedule of Investments	PIMCO All Asset All Authority Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (b)	178,998	$179

Total Short-Term Instruments (Cost $179)		179

Total Investments in Securities (Cost $179)		179

INVESTMENTS IN AFFILIATES 141.5%

MUTUAL FUNDS (a) 140.5%

PIMCO All Asset: Multi-Real Fund	12,269,680	120,856

PIMCO All Authority: Multi-RAE PLUS Fund	14,469,150	140,785

PIMCO CommodityRealReturn Strategy Fund®	1,204,470	21,235

PIMCO Emerging Markets Currency and Short-Term Investments Fund	6,508,834	49,142

PIMCO Emerging Markets Local Currency and Bond Fund	17,666,353	107,941

PIMCO Extended Duration Fund	1,314,213	16,493

PIMCO High Yield Fund	8,513,726	68,025

	SHARES	MARKET VALUE (000S)

PIMCO High Yield Spectrum Fund	2,696,352	$24,645

PIMCO Income Fund	1,063,752	11,467

PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,977,303	86,900

PIMCO Investment Grade Credit Bond Fund	649,520	5,859

PIMCO Long Duration Total Return Fund	2,612,898	18,578

PIMCO Long-Term Real Return Fund	1,245,601	14,075

PIMCO Long-Term U.S. Government Fund	1,828,838	25,311

PIMCO Low Duration Fund	19,250,777	178,455

PIMCO RAE Emerging Markets Fund	1,621,038	20,782

PIMCO RAE Fundamental Advantage PLUS Fund	4,714,064	42,191

PIMCO RAE International Fund	398,482	3,965

PIMCO RAE PLUS EMG Fund	1,175,548	10,368

PIMCO RAE PLUS International Fund	1,399,988	13,538

PIMCO RAE U.S. Small Fund	1,126,196	13,233

PIMCO RAE Worldwide Long/Short PLUS Fund	5,124,745	41,254

PIMCO Real Return Fund	1,988,285	20,539

PIMCO RealEstateRealReturn Strategy Fund	2,803,858	78,564

	SHARES	MARKET VALUE (000S)

PIMCO Total Return Fund	18,875,757	164,974

PIMCO TRENDS Managed Futures Strategy Fund	5,230,722	58,113

Total Mutual Funds (Cost $1,265,089)		1,357,288

SHORT-TERM INSTRUMENTS 1.0%

MUTUAL FUNDS 1.0%

PIMCO Government Money Market Fund
3.740% (b)	9,564,309	9,564

Total Short-Term Instruments (Cost $ 9,564)		9,564

Total Investments in Affiliates (Cost $1,274,653)		1,366,852

Total Investments 141.5% (Cost $1,274,832)		$1,367,031

Other Assets and Liabilities, net (41.5)%		(401,017)

Net Assets 100.0%		$966,014

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Mutual Funds	$179	$0	$0	$179

	$179	$0	$0	$179

Investments in Affiliates, at Value
Mutual Funds	1,357,288	0	0	1,357,288
Short-Term Instruments
Mutual Funds	9,564	0	0	9,564

	$1,366,852	$0	$0	$1,366,852

Total Investments	$1,367,031	$0	$0	$1,367,031

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

20	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 46.3%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027	$5	$0

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)	39	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)	66	0

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)	79	0

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)	120	1

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)	113	2

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (a)	27	0

		4

INDUSTRIALS 0.1%

Claritev Corp. (6.500% Cash and 0.750% PIK)
7.250% due 03/31/2031 (a)	623	405

Total Corporate Bonds & Notes (Cost $626)		409

CONVERTIBLE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)	23	0
0.000% due 12/31/2027 (d)	29	0
0.000% due 12/31/2028 (d)	47	0
0.000% due 12/31/2029 (d)	47	0
0.000% due 12/31/2030 (d)	58	0
0.000% due 12/31/2031 (d)	58	0
0.000% due 12/31/2032 (d)	110	1

Total Convertible Bonds & Notes (Cost $20)		1

U.S. GOVERNMENT AGENCIES 17.8%

Federal Home Loan Mortgage Corp. REMICS
4.337% due 07/15/2041 •	251	250
4.581% due 04/15/2049 - 12/15/2050 •	365	366
4.612% due 04/25/2055 •	1,011	1,018

Federal National Mortgage Association REMICS
4.196% due 03/25/2049 •	188	187
4.461% due 12/25/2047 •	321	322
4.481% due 01/25/2051 •	224	225
4.632% due 08/25/2054 •	43	44

Government National Mortgage Association REMICS
4.323% due 05/20/2074 •	86	86
4.523% due 05/20/2074 •	162	164
4.573% due 09/20/2071 •	1,970	1,983
4.927% due 08/20/2068 •	314	317

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	7,010	6,148
3.500% due 06/01/2056	800	732
4.500% due 05/01/2056	5,300	5,110
5.000% due 04/01/2056	16,400	16,176
5.500% due 05/01/2056	1,000	1,003
6.000% due 06/01/2056	7,400	7,532
6.500% due 05/01/2056	12,900	13,336

Total U.S. Government Agencies (Cost $55,261)		54,999

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 4.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(m)	$2,700	$1,740
4.000% due 11/15/2042 (m)	2,050	1,856
4.000% due 11/15/2052 (m)	1,550	1,332
4.625% due 02/15/2055 (m)	800	763

U.S. Treasury Inflation Protected Securities (f)
1.500% due 02/15/2053 (m)	2,407	1,847
1.750% due 01/15/2034 (k)(m)	3,174	3,162

U.S. Treasury Notes
4.625% due 02/15/2035 (m)	1,470	1,508

Total U.S. Treasury Obligations (Cost $13,816)		12,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

Alliance Bancorp Trust
4.273% due 07/25/2037 •	159	143

Bear Stearns ARM Trust
4.203% due 07/25/2036 ~	37	32
4.335% due 02/25/2036 ~	24	22
4.509% due 08/25/2033 ~	23	21

CHL Mortgage Pass-Through Trust
4.096% due 09/20/2036 ~	39	35
4.433% due 03/25/2035 •	31	31
6.000% due 04/25/2036	143	68

Countrywide Alternative Loan Trust
4.093% due 07/25/2035 •	247	182
4.113% due 09/25/2047 •	58	54
4.859% due 02/25/2036 •	72	67

Impac CMB Trust
4.413% due 04/25/2035 •	40	40
4.438% due 04/25/2035 •	52	51

RALI Trust
6.000% due 12/25/2036	33	28

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	1	1

Structured Asset Mortgage Investments II Trust
4.291% due 07/19/2035 •	7	7

Towd Point Mortgage Trust
4.057% due 04/25/2055 ~	5,000	4,882

WaMu Mortgage Pass-Through Certificates Trust
4.453% due 01/25/2045 •	842	863

Total Non-Agency Mortgage-Backed Securities (Cost $6,520)		6,527

ASSET-BACKED SECURITIES 6.8%

AUTOMOBILE SEQUENTIAL 0.8%

Carvana Auto Receivables Trust
6.160% due 09/10/2029	1,911	1,962

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	284	286

Oscar U.S. Funding XV LLC
5.810% due 12/10/2027	142	143

SCCU Auto Receivables Trust
5.700% due 10/16/2028	85	86

		2,477

HOME EQUITY OTHER 2.7%

Aames Mortgage Investment Trust
4.273% due 04/25/2036 •	67	65

ACE Securities Corp. Home Equity Loan Trust
4.273% due 06/25/2036 •	100	75
4.693% due 08/25/2035 •	87	88

Argent Mortgage Loan Trust
4.273% due 05/25/2035 •	247	228

Argent Securities Trust
4.093% due 07/25/2036 •	199	182

Countrywide Asset-Backed Certificates
4.293% due 03/25/2037 •	171	170

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.073% due 05/25/2035 •	$17	$16

First NLC Trust
4.573% due 02/25/2036 •	583	577

Fremont Home Loan Trust
4.063% due 10/25/2036 •	360	334

Long Beach Mortgage Loan Trust
4.113% due 09/25/2036 •	1,504	374
4.393% due 01/25/2036 •	896	822

Morgan Stanley Home Equity Loan Trust
4.858% due 05/25/2035 •	1,924	1,907

Popular ABS Mortgage Pass-Through Trust
4.288% due 07/25/2036 •	63	61

Residential Asset Mortgage Products Trust
4.303% due 03/25/2036 •	346	343

Structured Asset Investment Loan Trust
4.513% due 07/25/2035 •	168	162

Structured Asset Securities Corp. Mortgage Loan Trust
4.363% due 10/25/2036 •	34	34
4.588% due 02/25/2036 •	100	99

Washington Mutual Asset-Backed Certificates Trust
4.233% due 02/25/2037 •	8,631	2,711

		8,248

HOME EQUITY SEQUENTIAL 1.4%

Chase Funding Trust
4.856% due 11/25/2034 þ	4,562	4,514

MANUFACTURING HOUSE ABS OTHER 0.1%

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~	363	347

WHOLE LOAN COLLATERAL 0.7%

Bear Stearns Asset-Backed Securities Trust
4.993% due 06/25/2036 •	1,140	1,173

Citigroup Mortgage Loan Trust, Inc.
4.228% due 11/25/2036 •	203	203

First Franklin Mortgage Loan Trust
4.498% due 11/25/2036 •	687	676

		2,052

OTHER ABS 1.1%

522 Funding CLO Ltd.
4.969% due 10/20/2031 •	7	7

CIFC Funding Ltd.
4.880% due 10/24/2030 •	5	5

College Avenue Student Loans LLC
3.280% due 12/28/2048	55	52

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •	139	139

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068	426	413
5.387% due 11/15/2068 •	119	120

OZLM XXIV Ltd.
5.089% due 07/20/2032 •	83	83

SMB Private Education Loan Trust
1.290% due 07/15/2053	188	179
5.472% due 10/16/2056 •	452	462
5.500% due 06/17/2052	1,507	1,538

Sound Point CLO IX Ltd.
5.139% due 07/20/2032 •	252	252

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •	98	98

		3,348

Total Asset-Backed Securities (Cost $20,710)		20,986

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.8%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	13,500	2,524
0.000% due 10/01/2026 (d)		21,800	3,943

Colombia TES
2.250% due 04/18/2029 (f)	COP	283,690	67
3.000% due 03/25/2033 (f)		40,527	9
6.500% due 01/22/2031 (f)		1,832,229	478
11.000% due 08/22/2029		13,533,500	3,412
11.750% due 01/24/2035		3,759,600	932
12.750% due 11/28/2040		4,442,000	1,177
13.250% due 02/09/2033		3,021,000	810

Egypt Government Bonds
21.954% due 03/04/2028	EGP	12,100	217

French Republic Government Bonds OAT
3.250% due 05/25/2055	EUR	600	558

Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	460,000	2,249
2.800% due 06/20/2055		280,000	1,495

Mexico Bonos
8.500% due 03/01/2029	MXN	44,000	2,462

Peru Government Bonds
7.300% due 08/12/2033	PEN	6,300	1,984

Peru Government International Bonds
5.400% due 08/12/2034		3,100	846

Republic of South Africa Government Bonds
8.875% due 02/28/2035	ZAR	90,800	5,274

Spain Government Bonds
0.700% due 04/30/2032	EUR	1,800	1,809

Total Sovereign Issues (Cost $30,989)			30,246

		SHARES
COMMON STOCKS 2.4%

COMMUNICATION SERVICES 0.3%

Warner Bros Discovery, Inc. (b)		30,900	849

CONSUMER DISCRETIONARY 0.1%

Udemy, Inc. (b)		35,000	162

CONSUMER STAPLES 0.3%

Calavo Growers, Inc.		5,100	131

Kenvue, Inc.		51,500	888

			1,019

FINANCIALS 0.2%

Brighthouse Financial, Inc. (b)		6,100	365

Heritage Commerce Corp.		8,600	107

		SHARES	MARKET VALUE (000S)

Laurentian Bank of Canada		4,728	$138

			610

HEALTH CARE 0.1%

Amicus Therapeutics, Inc. (b)		31,000	448

INDUSTRIALS 0.6%

CSG Systems International, Inc.		4,800	384

Norfolk Southern Corp.		2,208	634

Qube Holdings Ltd.		111,355	376

Sun Country Airlines Holdings, Inc. (b)		14,200	234

UniFirst Corp.		1,300	327

			1,955

INFORMATION TECHNOLOGY 0.4%

Qorvo, Inc. (b)		7,100	550

SEMrush Holdings, Inc. Class A (b)		18,200	217

Silicon Laboratories, Inc. (b)		2,500	520

			1,287

MATERIALS 0.1%

Allied Gold Corp. (b)		9,243	287

REAL ESTATE 0.0%

Kaisa Group Holdings Ltd. (b)		347,363	4

UTILITIES 0.3%

AES Corp.		61,000	859

Total Common Stocks (Cost $7,698)			7,480

SHORT-TERM INSTRUMENTS 3.3%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (h)		503,241	503

		PRINCIPAL AMOUNT (000s)
TURKEY TREASURY BILLS 0.0%
38.754% due 04/07/2026 (d)(e)	TRY	1,000	23

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000S)
U.S. TREASURY BILLS 3.1%
3.690% due 04/14/2026 -07/28/2026 (c)(d)(m)	$9,768	$9,685

Total Short-Term Instruments (Cost $10,211)		10,211

Total Investments in Securities (Cost $145,851)		143,067

	SHARES
INVESTMENTS IN AFFILIATES 72.6%

MUTUAL FUNDS (g) 42.7%

PIMCO Income Fund	3,061,979	33,008

PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,773,355	65,566

PIMCO Total Return Fund	3,796,755	33,184

Total Mutual Funds (Cost $132,569)		131,758

SHORT-TERM INSTRUMENTS 29.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.9%

PIMCO Short Asset Portfolio	7,462,611	73,246

PIMCO Short-Term Floating NAV Portfolio III	1,942,223	18,915

Total Short-Term Instruments (Cost $91,630)		92,161

Total Investments in Affiliates (Cost $224,199)		223,919

Total Investments 118.9% (Cost $370,050)		$366,986

Financial Derivative Instruments (j)(l) 2.2% (Cost or Premiums, net $5,626)		6,689

Other Assets and Liabilities, net (21.1)%		(65,052)

Net Assets 100.0%		$308,623

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

22	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

(g)	Institutional Class Shares of each Fund.
(h)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2041	$3,800	$(3,527)	$(3,497)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	12,500	(10,014)	(10,066)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	2,400	(2,010)	(2,017)

Total Short Sales (5.0)%				$(15,551)	$(15,580)

(i)

Securities with an aggregate market value of $1 have been pledged as collateral as of March 31, 2026 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month EURIBOR December Futures	12/2026	56	$15,726	$(62)	$0	$0
Arabica Coffee September Futures	09/2026	1	104	0	0	0
Australia Government 3-Year Bond June Futures	06/2026	34	2,432	5	11	0
Brent Crude December Futures	10/2026	4	318	3	0	(17)
Canada Government 5-Year Bond June Futures	06/2026	22	1,795	11	5	0
Canada Government 10-Year Bond June Futures	06/2026	25	2,157	18	9	0
Cocoa July Futures	07/2026	4	135	1	4	0
Euro-Bobl June Futures	06/2026	35	4,670	12	19	0
Euro-BTP Future June Futures	06/2026	29	3,898	20	47	0
Euro-Schatz June Futures	06/2026	4	489	1	1	0
Gas Oil September Futures	09/2026	3	279	77	0	(5)
Live Cattle June Futures	06/2026	7	681	21	9	0
LME Aluminum July Futures	07/2026	7	604	20	20	0
LME Aluminum May Futures	05/2026	9	788	74	0	0
LME Lead Futures May Futures	05/2026	12	565	(10)	0	0
LME Nickel July Futures	07/2026	1	103	0	4	0
LME Nickel May Futures	05/2026	5	511	(7)	0	0
LME Zinc July Futures	07/2026	8	647	6	10	(3)
LME Zinc May Futures	05/2026	9	729	(13)	0	0
Long Guilt June Futures	06/2026	57	6,623	16	50	0
New York Harbor September Futures	08/2026	2	266	54	0	(9)
RBOB Gasoline September Futures	08/2026	5	556	129	0	(18)
Silver July Futures	07/2026	1	377	10	9	0
Soybean July Futures	07/2026	9	534	(3)	5	0
Soybean Meal December Futures	12/2026	10	312	0	2	0
Soybean Meal July Futures	07/2026	32	1,006	(2)	4	0
Soybean Meal May Futures	05/2026	3	95	2	0	0
Soybean November Futures	11/2026	14	810	19	9	0
Soybean Oil July December Futures	12/2026	7	274	16	1	0
U.S. Treasury Long-Term Bond June Futures	06/2026	37	4,213	44	14	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	4	466	3	1	0
WTI Crude September Futures	08/2026	3	234	43	0	(14)

				$508	$234	$(66)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee July Futures	07/2026	1	$(109)	$0	$0	$0
Australia Government 10-Year Bond June Futures	06/2026	100	(7,434)	(22)	0	(70)
Cocoa September Futures	09/2026	4	(137)	8	0	(6)
Corn July Futures	07/2026	47	(1,100)	(8)	0	(3)
Corn September Futures	09/2026	27	(635)	(27)	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Cotton No. 2 December Futures	12/2026	16	$(595)	$(45)	$2	$0
Cotton No. 2 July Futures	07/2026	6	(216)	(10)	1	0
Euro-Bund June Futures	06/2026	73	(10,580)	(35)	0	(77)
Euro-Oat June Futures	06/2026	47	(6,448)	(21)	0	(60)
Hard Red Winter Wheat July Futures	07/2026	7	(227)	(10)	0	(2)
Hard Red Winter Wheat September Futures	09/2026	2	(66)	(4)	0	(1)
Iron Ore July Futures	07/2026	4	(42)	0	0	0
Iron Ore May Futures	05/2026	5	(53)	0	1	0
Japan Government 10-Year Bond June Futures	06/2026	14	(11,495)	46	3	(25)
Lean Hogs June Futures	06/2026	10	(420)	15	3	0
LME Aluminum May Futures	05/2026	9	(788)	(65)	0	0
LME Lead Futures July Futures	07/2026	9	(430)	6	7	0
LME Lead Futures May Futures	05/2026	12	(565)	48	0	0
LME Nickel July Futures	07/2026	2	(206)	6	0	0
LME Nickel May Futures	05/2026	5	(511)	22	0	0
LME Zinc May Futures	05/2026	9	(729)	(3)	0	0
Natural Gas July Futures	06/2026	20	(647)	33	12	0
Natural Gas September Futures	08/2026	6	(197)	9	5	0
Soybean Oil July Futures	07/2026	3	(124)	(6)	0	(1)
Sugar No. 11 October Futures	09/2026	34	(611)	(76)	4	0
U.S. Treasury 2-Year Note June Futures	06/2026	26	(5,394)	(18)	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2026	195	(21,095)	(136)	0	(27)
U.S. Treasury 10-Year Note June Futures	06/2026	63	(6,996)	(55)	0	(15)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	49	(5,562)	(47)	0	(15)
Wheat July Futures	07/2026	14	(439)	(16)	0	(4)
Wheat September Futures	09/2026	5	(160)	(12)	0	(2)
White Sugar August Futures	07/2026	2	(45)	(2)	0	0

				$(425)	$38	$(310)

Total Futures Contracts				$83	$272	$(376)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$	1,100	$(9)	$7	$(2)	$0	$(4)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		2,400	4	(5)	(1)	0	(8)
CDX.iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	3	(7)	0	0

						$(15)	$5	$(10)	$0	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.iTraxx Crossover 44 5-Year Index	1.000%	Quarterly	12/20/2030	EUR	180	$5	$(2)	$3	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/16/2028	GBP	3,320	$64	$2	$66	$1	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		3,400	(102)	(47)	(149)	13	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		5,500	185	103	288	0	(31)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		1,130	55	23	78	0	(5)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	483,770	(69)	(44)	(113)	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	510,000	(6)	11	5	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		270,000	(8)	1	(7)	1	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		661,000	(2)	(1)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		690,000	146	0	146	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		260,700	(43)	3	(40)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		190,000	(34)	0	(34)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		660,000	(133)	8	(125)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2032		70,000	(22)	0	(22)	1	0

24	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250%	Annual	06/18/2035	JPY	290,000	$(123)	$3	$(120)	$6	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		160,000	(71)	(1)	(72)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		170,000	(55)	(2)	(57)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(356)	8	(348)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		20,400	14	(1)	13	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		190,000	580	(21)	559	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		120,000	158	(12)	146	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		60,000	(60)	4	(56)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		280,000	157	23	180	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		108,800	43	0	43	0	(1)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	1,540	12	11	23	0	(6)
Receive(5)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	80,480	25	14	39	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027	$	23,100	(52)	126	74	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		7,400	23	(47)	(24)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		16,400	(64)	104	40	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		18,900	213	1	214	1	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2030		19,500	91	116	207	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		20,600	310	(184)	126	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		3,300	(10)	28	18	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		600	5	5	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		14,200	189	(158)	31	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,200	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	14	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		6,900	(30)	92	62	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		3,000	91	(57)	34	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		3,900	24	18	42	1	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	11	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,232	6	36	42	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,400	47	108	155	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,600	262	118	380	21	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,250	(24)	(5)	(29)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		900	19	2	21	4	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(25)	(25)	0	(1)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		11,500	(51)	(50)	(101)	13	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		12,100	0	(25)	(25)	14	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(42)	(42)	0	(5)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(4)	(4)	0	(1)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	11,040	(11)	1	(10)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	9,019,000	(9)	232	223	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		3,076,900	2	(83)	(81)	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		22,266,500	106	311	417	0	(16)
Receive	3-Month ILS-TELBOR	3.800	Annual	07/04/2030	ILS	2,900	(10)	16	6	0	(3)
Pay(5)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	19,167,230	(75)	(125)	(200)	0	(3)
Receive(5)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	19,350	17	(1)	16	6	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	11	72	9	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		180,200	(640)	248	(392)	0	(49)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	(215)	(163)	56	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(81)	(55)	18	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		2,700	18	(84)	(66)	14	0
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,400	4	(266)	(262)	0	(28)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		143,100	(18)	(123)	(141)	9	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	14,700	(134)	(86)	(220)	37	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(402)	(1,293)	35	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		13,400	259	56	315	0	(67)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		15,230	(137)	(417)	(554)	140	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		4,150	80	25	105	0	(46)
Receive	6-Month HUF-BBR	6.418	Annual	03/20/2029	HUF	1,171,100	(16)	106	90	0	(14)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	27,500	(83)	(34)	(117)	0	(8)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	13,700	(5)	21	16	2	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		27,100	(82)	28	(54)	0	(5)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	8	(17)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		9,100	(141)	92	(49)	0	(13)
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		1,700	(8)	2	(6)	3	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,100	87	(16)	71	0	(6)
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		4,600	(40)	(10)	(50)	9	0
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		1,600	14	28	42	0	(3)
Pay	CAONREPO	3.250	Semi-Annual	06/18/2055		200	4	(11)	(7)	0	0

							$(164)	$(491)	$(655)	$524	$(387)

Total Swap Agreements							$(174)	$(488)	$(662)	$524	$(399)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$309	$536	$845	$0	$(388)	$(399)	$(787)

(k)	Securities with an aggregate market value of $1,450 and cash of $4,419 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $37 and liability of $(12) for closed futures and unsettled variation margin asset of $12 for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	63		$46	$1	$0

BOA	04/2026	BRL	800		153	0	(1)
	04/2026	CNH	703		102	0	0
	04/2026	COP	299,963		81	0	(1)
	04/2026	CZK	2,355		110	0	0
	04/2026	EUR	2,145		2,498	19	0
	04/2026	IDR	507,642		30	0	0
	04/2026	INR	28,063		299	3	0
	04/2026	KRW	132,359		90	2	0
	04/2026	PHP	2,383		40	1	0
	04/2026	PLN	638		172	1	0
	04/2026	SGD	25		19	0	0
	04/2026	THB	7,866		252	13	0
	04/2026		$153	BRL	800	2	0
	04/2026		40	CNH	275	0	0
	04/2026		254	COP	946,896	3	0
	04/2026		589	INR	54,433	0	(12)
	04/2026		45	MXN	833	1	0
	04/2026		198	PEN	694	1	0
	04/2026		258	PLN	954	0	(1)
	04/2026		10	TWD	319	0	0
	05/2026		1,045	CNY	7,260	9	0
	06/2026	ILS	1,956		$633	10	0
	06/2026	MXN	3,513		196	1	0
	06/2026		$13	BRL	71	0	0
	06/2026		80	COP	299,963	1	0
	06/2026		36	ILS	111	0	0
	07/2026	PEN	696		$198	0	(1)
	09/2026	COP	916,182		232	0	(8)
	10/2026	BRL	900		165	0	(2)

BPS	04/2026		15,990		2,967	0	(120)
	04/2026	CNH	3,309		481	0	0

26	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	COP	333,951		$90	$0	$(1)
	04/2026	ILS	1,828		592	11	0
	04/2026	INR	4,667		49	0	0
	04/2026	KRW	226,832		151	1	0
	04/2026	PEN	342		99	1	0
	04/2026	THB	26,699		826	16	0
	04/2026		$3,052	BRL	15,990	35	0
	04/2026		200	COP	745,020	1	0
	04/2026		1,289	IDR	21,812,197	0	(4)
	04/2026		499	ILS	1,556	1	(5)
	04/2026		39	INR	3,649	0	0
	04/2026		281	KRW	411,809	0	(9)
	04/2026		957	PHP	56,841	0	(19)
	04/2026		382	PLN	1,377	0	(11)
	04/2026		452	THB	14,343	0	(16)
	04/2026		1,771	TWD	56,551	0	(6)
	05/2026	ILS	402		$127	0	(1)
	05/2026	INR	54,614		577	0	(2)
	05/2026	TWD	12,567		390	0	(2)
	05/2026		$230	BRL	1,207	2	0
	05/2026		291	IDR	4,956,019	1	0
	05/2026		60	THB	1,970	0	0
	06/2026	COP	76		$0	0	0
	06/2026	IDR	6,791,789		404	4	0
	06/2026	TWD	6,988		218	0	0
	06/2026		$89	COP	333,951	1	0
	06/2026		168	IDR	2,827,251	0	(2)
	07/2026	BRL	3,489		$649	0	(11)
	07/2026		$1,176	BRL	6,316	19	0
	10/2026	BRL	5,900		$1,076	0	(16)

BRC	04/2026	HKD	1,720		220	0	0
	04/2026	IDR	335,576		20	0	0
	04/2026	MYR	356		90	2	0
	04/2026	NOK	140		15	0	0
	04/2026	TRY	56,015		1,231	0	(12)
	04/2026	TWD	370		12	0	0
	04/2026		$20	IDR	335,576	0	0
	04/2026		247	MYR	976	0	(6)
	04/2026		61	PLN	221	0	(2)
	04/2026		902	SEK	8,188	0	(38)
	04/2026		2,078	TRY	95,326	58	0
	04/2026	ZAR	18,606		$1,137	39	0
	05/2026	TRY	19,605		420	0	(3)
	06/2026	IDR	2,701,904		160	2	0
	06/2026	ILS	40		13	0	0
	07/2026	COP	12,526,955		3,299	0	(24)

BSH	04/2026	BRL	12,400		2,230	0	(164)
	04/2026	GBP	272		363	2	0
	04/2026		$2,388	BRL	12,400	6	0
	04/2026		443	JPY	70,728	3	0
	04/2026		1,336	NZD	2,314	0	(6)
	04/2026		377	PLN	1,365	0	(10)
	05/2026	JPY	70,515		$443	0	(3)
	05/2026	NZD	2,313		1,337	6	0
	05/2026		$363	GBP	272	0	(2)
	06/2026	COP	11,328,761		$3,028	0	(6)
	10/2026	BRL	13,300		2,455	0	(7)
	10/2026		$156	PEN	529	0	(6)

CBK	04/2026	AUD	426		$302	8	0
	04/2026	BRL	370		70	0	(1)
	04/2026	CLP	18,115		20	0	0
	04/2026	CNH	241		35	0	0
	04/2026	COP	2,422,133		636	0	(23)
	04/2026	CZK	3,531		166	0	0
	04/2026	EUR	1,297		1,521	22	0
	04/2026	GBP	134		180	2	0
	04/2026	IDR	843,669		50	0	0
	04/2026	INR	234,698		2,509	31	0
	04/2026	KRW	767,209		511	1	0
	04/2026	NOK	1,080		111	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	PEN	2,663		$770	$6	$0
	04/2026	PHP	11,354		188	1	0
	04/2026	PLN	716		200	7	0
	04/2026	SEK	565		61	1	0
	04/2026	THB	16		1	0	0
	04/2026	TWD	1,249		39	0	0
	04/2026		$71	BRL	370	1	0
	04/2026		427	CAD	587	0	(5)
	04/2026		112	CNH	774	0	0
	04/2026		206	COP	762,982	1	0
	04/2026		40	HUF	13,601	1	0
	04/2026		20	IDR	334,798	0	0
	04/2026		8,643	INR	794,061	6	(244)
	04/2026		29	KRW	42,930	0	(1)
	04/2026		198	PEN	687	0	(1)
	04/2026		10	THB	324	0	0
	04/2026		24	TWD	758	0	0
	05/2026	THB	6,736		$218	13	0
	06/2026	COP	8,278,146		2,191	0	(26)
	06/2026	ILS	327		106	2	0
	06/2026	TWD	12,280		383	0	0
	06/2026		$110	IDR	1,851,614	0	(1)
	06/2026		151	ILS	464	0	(3)
	06/2026		188	PHP	11,401	0	(1)
	09/2026	CLP	1,020,441		$1,161	59	0
	09/2026	COP	483,833		122	0	(5)
	09/2026		$155	MXN	2,772	0	(3)
	01/2027	PEN	955		$282	12	0

DUB	04/2026	CNH	14,666		2,141	11	0
	04/2026	CZK	3,941		187	1	0
	04/2026	HKD	8,348		1,067	1	0
	04/2026	ILS	3,687		1,191	18	0
	04/2026	INR	100,723		1,068	6	(1)
	04/2026	PEN	169		49	1	0
	04/2026		$311	AUD	453	2	0
	04/2026		1,118	CNH	7,733	5	0
	04/2026		196	HUF	65,725	2	0
	04/2026		1,176	INR	110,859	8	(5)
	04/2026		5,136	SGD	6,561	0	(33)
	04/2026		266	THB	8,703	0	(2)
	04/2026		21	TWD	669	0	0
	05/2026	AUD	453		$311	0	(2)
	05/2026	CNH	7,715		1,118	0	(5)
	05/2026	SGD	6,547		5,136	33	0
	06/2026	IDR	7,827,820		460	0	0
	06/2026	ILS	359		116	1	0
	06/2026	THB	8,686		266	2	0
	06/2026	TWD	160,681		5,048	48	0
	07/2026	PEN	632		187	6	0

FAR	04/2026	AUD	379		269	7	0
	04/2026	CHF	3,590		4,651	162	0
	04/2026	GBP	521		698	8	0
	04/2026	JPY	27,587		177	3	0
	04/2026	MYR	972		247	7	0
	04/2026	SEK	3,500		371	1	0
	04/2026	SGD	523		409	2	0
	04/2026		$4,414	CHF	3,517	0	(15)
	04/2026		886	GBP	659	0	(14)
	04/2026		552	JPY	88,063	3	0
	04/2026		494	MYR	1,943	0	(14)
	04/2026		249	PEN	866	0	0
	04/2026		68	PLN	246	0	(2)
	04/2026		298	THB	9,805	0	0
	04/2026		374	TWD	12,017	2	0
	05/2026	CHF	3,505		$4,414	15	0
	05/2026	ILS	669		212	0	(2)
	05/2026	JPY	87,797		552	0	(3)
	05/2026		$698	GBP	521	0	(8)
	05/2026		371	SEK	3,494	0	(1)
	05/2026		409	SGD	522	0	(2)

28	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026	ILS	1,392		$452	$8	$0
	06/2026	MXN	24,292		1,396	49	0
	06/2026		$162	MXN	2,814	0	(5)
	06/2026		218	PEN	740	0	(7)
	07/2026	PEN	1,493		$433	6	0
	08/2026		$442	PEN	1,495	0	(15)
	09/2026		126	MXN	2,221	0	(4)

GLM	04/2026	BRL	36,342		$6,631	0	(386)
	04/2026	ILS	1,888		607	7	0
	04/2026	INR	10,072		109	3	0
	04/2026	MYR	3,683		924	14	0
	04/2026	PLN	572		159	5	0
	04/2026	THB	13,805		445	26	0
	04/2026		$6,952	BRL	36,342	64	0
	04/2026		104	CNH	714	0	0
	04/2026		70	COP	265,609	2	0
	04/2026		116	HUF	39,615	3	0
	04/2026		35	IDR	595,431	0	0
	04/2026		51	INR	4,648	0	(2)
	04/2026		671	MXN	12,303	15	0
	04/2026		647	MYR	2,558	0	(15)
	04/2026		30	PLN	111	0	0
	04/2026		166	THB	5,428	0	(1)
	06/2026	COP	996,362		$268	1	0
	06/2026	IDR	1,846,733		110	1	0
	06/2026	MXN	22,343		1,281	42	0
	06/2026	THB	4,784		146	0	0
	06/2026		$1,711	BRL	9,213	44	0
	06/2026		156	IDR	2,644,133	0	(1)
	06/2026		68	ILS	214	0	0
	06/2026		1,429	MXN	25,370	0	(22)
	07/2026	BRL	9,400		$1,745	0	(33)
	07/2026		$36	BRL	194	1	0

IND	04/2026	EUR	2,817		$3,327	70	0
	04/2026		$223	DKK	1,447	1	0
	05/2026	DKK	1,445		$223	0	(1)

JPM	04/2026	BRL	4,000		766	0	(6)
	04/2026	CNH	484		70	0	0
	04/2026	CZK	2,387		112	0	0
	04/2026	EUR	128		147	0	(1)
	04/2026	HKD	9,742		1,246	2	0
	04/2026	INR	53,646		571	4	0
	04/2026	KRW	73,958		49	0	0
	04/2026	MXN	13,425		750	2	0
	04/2026	PLN	1,069		295	7	(1)
	04/2026	SGD	6,562		5,207	103	0
	04/2026		$757	BRL	4,000	15	0
	04/2026		1,176	CNH	8,137	5	0
	04/2026		579	HUF	193,223	1	0
	04/2026		310	ILS	969	0	(2)
	04/2026		571	INR	53,737	1	0
	04/2026		128	KRW	190,103	0	(2)
	04/2026		140	MXN	2,576	4	0
	04/2026		55	NOK	525	0	(1)
	04/2026		20	PHP	1,181	0	0
	04/2026		39	PLN	146	0	0
	04/2026		194	ZAR	3,304	1	0
	04/2026	ZAR	54,678		$3,269	43	(1)
	05/2026	CNH	8,117		1,176	0	(6)
	06/2026	ILS	739		239	4	0
	06/2026	MXN	8,119		453	2	0
	06/2026	PHP	1,187		20	0	0
	06/2026		$387	IDR	6,572,587	0	0
	07/2026	BRL	2,500		$462	0	(11)
	10/2026		1,700		310	0	(5)

MBC	04/2026		6,908		1,318	0	(16)
	04/2026	COP	855,889		231	0	(1)
	04/2026	DKK	1,448		229	5	0
	04/2026	GBP	1		1	0	0
	04/2026	INR	337,182		3,634	71	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	JPY	29,868		$192	$4	$0
	04/2026	KRW	7,665,743		5,238	141	0
	04/2026	NOK	819		85	1	0
	04/2026	SEK	4,120		437	3	(1)
	04/2026	THB	10,965		345	12	0
	04/2026		$675	AUD	964	0	(10)
	04/2026		1,323	BRL	6,908	10	0
	04/2026		420	CHF	329	0	(9)
	04/2026		190	COP	705,133	1	0
	04/2026		205	CZK	4,375	1	0
	04/2026		1,263	EUR	1,089	2	(7)
	04/2026		359	GBP	269	0	(3)
	04/2026		246	JPY	39,246	2	0
	04/2026		1,684	KRW	2,565,572	23	(1)
	04/2026		118	MXN	2,177	3	0
	04/2026		556	NOK	5,427	5	(1)
	04/2026		652	NZD	1,093	0	(24)
	04/2026		435	SGD	559	0	0
	05/2026	JPY	39,128		$246	0	(2)
	05/2026	NOK	4,857		496	0	(5)
	05/2026	THB	7,001		227	14	0
	05/2026		$1	GBP	1	0	0
	06/2026	IDR	3,740,392		$220	0	0
	06/2026	MXN	942		52	0	0
	06/2026		$228	COP	855,889	1	0
	07/2026	COP	721,451		$190	0	(1)

MYI	04/2026	MYR	198		50	1	0
	04/2026	PLN	209		59	3	0
	04/2026		$156	ILS	481	0	(3)
	04/2026		219	MXN	3,998	3	0
	05/2026	BRL	2,506		$477	0	(4)
	06/2026	ILS	313		102	2	0

NGF	04/2026	NOK	3,917		407	3	0
	04/2026		$258	CNH	1,767	0	(2)

RBC	04/2026	KRW	186,450		$125	3	0
	04/2026		$125	KRW	186,450	0	(1)

SCX	04/2026	CAD	476		$344	2	0
	04/2026	CHF	259		335	11	0
	04/2026	JPY	21,696		139	2	0
	04/2026	NZD	3,406		2,037	79	0
	04/2026	SGD	10		8	0	0
	04/2026	THB	743		23	1	0
	04/2026		$913	INR	82,963	0	(37)
	04/2026		1,045	KRW	1,544,029	0	(18)
	04/2026		130	PLN	470	0	(3)
	05/2026		344	CAD	475	0	(2)
	06/2026		332	IDR	5,601,100	0	(3)

SOG	04/2026	JPY	119,668		$769	15	0
	04/2026		$6,114	EUR	5,298	10	0
	04/2026		611	KRW	910,059	0	(6)
	05/2026	EUR	5,298		$6,124	0	(10)
	06/2026	IDR	5,242,516		311	3	0
	06/2026	ILS	1,149		373	7	0
	06/2026	PEN	9,851		2,924	104	0
	06/2026		$110	IDR	1,850,469	0	(1)

SSB	04/2026	AUD	612		$435	13	0
	04/2026	CAD	49		36	1	0
	04/2026	INR	23,184		250	5	0
	04/2026		$20	CLP	18,443	0	0
	04/2026		473	INR	44,427	0	(4)
	06/2026	COP	1,165,185		$301	0	(11)
	08/2026		$2,684	COP	10,239,248	18	0

UAG	04/2026	CZK	4,824		$230	2	0
	04/2026	PLN	624		170	2	0
	04/2026	THB	7,308		231	9	0
	04/2026		$351	COP	1,303,787	4	0
	04/2026		302	PLN	1,093	0	(8)
	06/2026	COP	6,329,436		$1,652	0	(43)
	06/2026	ILS	2,054		663	9	0
	06/2026	MXN	1,201		67	0	0
	06/2026		$585	MXN	10,237	0	(17)

Total Forward Foreign Currency Contracts						$1,975	$(1,747)

30	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,291	$23	$7
	Put - OTC USD versus KRW		1,400.000	07/13/2026	109	1	0

						$24	$7

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$2,741
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,476

							$6,233	$6,217

Total Purchased Options							$6,257	$6,224

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,291	$(8)	$(2)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	109	(1)	0

						$(9)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(154)

Total Written Options						$(317)	$(156)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,567	$(47)	$49	$2	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	216	(14)	14	0	0

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	6,952	0	9	9	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,742	(79)	83	4	0

						$(140)	$155	$15	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	MLPIREIL Index(7)	87,659	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$8,387	$0	$82	$82	$0
	Pay	MLPIREIS Index(8)	89,317	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026	8,320	0	23	23	0

JPM	Receive	JPACWILV Index(9)	1,390,532	4.190% (FEDL01 plus a specified spread)	Monthly	10/07/2026	184,969	0	278	278	0

MBC	Receive	NDUEACWF Index	29,019	4.060% (SOFR plus a specified spread)	Monthly	09/23/2026	15,670	0	(55)	0	(55)

								$0	$328	$383	$(55)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	Coursera, Inc.	28,000	3.850% (SOFR plus a specified spread)	Monthly	12/18/2026	$163	$0	$1	$1	$0
	Pay	CVB Financial Corp.	5,590	3.850% (SOFR plus a specified spread)	Monthly	12/18/2026	108	0	0	0	0

FAR	Pay	Allegiant Travel Co.	2,211	3.550% (SOFR less a specified spread)	Monthly	01/12/2027	179	0	1	1	0

JPM	Pay	Sky Works Solutions,Inc.	6,816	3.950% (SOFR plus a specified spread)	Monthly	10/29/2026	365	0	1	1	0
	Pay	Mission Produce, Inc.	4,993	3.450% (SOFR less a specified spread)	Monthly	01/15/2027	69	0	0	0	0

RBC	Pay	Kimberly - Clark Corp.	7,532	3.800% (SOFR plus a specified spread)	Monthly	11/06/2026	726	0	(11)	0	(11)
	Pay	Cintas Corp.	1,004	3.750% (SOFR plus a specified spread)	Monthly	03/12/2027	170	0	0	0	0
	Pay	Union Pacific Corp.	2,208	3.800% (SOFR plus a specified spread)	Monthly	03/24/2027	536	0	0	0	0

								$0	$(8)	$3	$(11)

Total Swap Agreements								$(140)	$475	$401	$(66)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	67	7	105	179	(26)	(2)	0	(28)	151	0	151
BPS	93	0	0	93	(225)	0	0	(225)	(132)	293	161
BRC	101	0	0	101	(85)	0	0	(85)	16	0	16
BSH	17	0	0	17	(204)	0	0	(204)	(187)	(40)	(227)
CBK	174	0	1	175	(314)	0	0	(314)	(139)	0	(139)
DUB	145	0	0	145	(48)	0	0	(48)	97	0	97
FAR	273	0	1	274	(92)	0	0	(92)	182	(260)	(78)
GLM	228	0	0	228	(460)	(154)	0	(614)	(386)	0	(386)
GST	0	0	2	2	0	0	0	0	2	(30)	(28)
IND	71	0	0	71	(1)	0	0	(1)	70	0	70
JPM	194	0	279	473	(36)	0	0	(36)	437	16,887	17,324
MBC	299	0	0	299	(83)	0	(55)	(138)	161	1,004	1,165
MYC	0	6,217	0	6,217	0	0	0	0	6,217	34	6,251
MYI	9	0	9	18	(7)	0	0	(7)	11	(10)	1
NGF	3	0	0	3	(2)	0	0	(2)	1	0	1
RBC	3	0	0	3	(1)	0	(11)	(12)	(9)	0	(9)
SCX	95	0	0	95	(63)	0	0	(63)	32	0	32
SOG	139	0	0	139	(17)	0	0	(17)	122	0	122
SSB	37	0	0	37	(15)	0	0	(15)	22	0	22
UAG	26	0	4	30	(68)	0	0	(68)	(38)	0	(38)

Total Over the Counter	$1,975	$6,224	$401	$8,600	$(1,747)	$(156)	$(66)	$(1,969)

(m)

Securities with an aggregate market value of $18,218 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

32	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
American Homes 4 Rent	3.0%	$252
American Tower Corp.	7.0	587
Apple Hospitality REIT, Inc.	4.3	361
Avalonbay Communities, Inc.	3.4	285
Camden Property Trust	0.5	42
Crown Castle International Corp.	6.5	545
Cubesmart	0.9	75
DiamondRock Hospitality Company	1.4	117
Digital Realty Trust, Inc.	3.1	260
EPR Properties	0.2	17
Equinix, Inc.	3.6	302
Equity Lifestyle Properties, Inc.	3.8	319
Equity Residential	3.8	319
Essex Property Trust, Inc.	0.7	59
Extra Space Storage, Inc.	0.2	17
Federal Realty Investment Trust	0.6	50
Gaming and Leisure Properties, Inc.	5.1	428
Healthcare Realty Trust Incorporated	1.3	109
Healthpeak Properties, Inc.	3.0	252
Host Hotels & Resorts, Inc.	2.1	176
Invitation Homes, Inc.	5.6	470
Kimco Realty Corporation	3.6	302
Kite Realty Group Trust	4.3	361
NNN REIT, Inc.	1.6	134
Park Hotels & Resorts, Inc.	0.6	50
Phillips Edison & Company, Inc.	0.0	0
Public Storage	1.4	117
Ryman Hospitality Properties, Inc.	4.2	352
SBA Communications Corporation	6.7	562
Simon Property Group, Inc.	4.5	377
Sun Communities, Inc.	1.5	126
The Macerich Co.	2.1	176
UDR, Inc.	3.1	260
VICI Properties, Inc.	5.5	461
Vornado Realty Trust	0.8	67

Total Real Estate		$8,387

Total Value		$8,387

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Real Estate
Acadia Realty Trust	1.1%	$92
Agree Realty Corp.	4.7	391
American Assets Trust, Inc.	1.6	133
American Healhcare REIT, Inc.	6.8	567
Brixmor Property Group, Inc.	2.7	225
BXP, Inc.	1.7	141
Caretrust REIT, Inc.	7.2	599
Copt Defense Properties	6.1	508
Cousins Properties, Inc.	2.0	166
Curbline Properties Corp.	3.5	291
Douglas Emmett, Inc.	1.8	150
Eastgroup Properties, Inc.	2.8	233
Essential Properties Realty Trust, Inc.	5.3	441
First Industrial Realy Trust, Inc.	2.1	175
Highwoods Properties, Inc.	2.5	208
Independence Realty Trust, Inc.	1.9	158
JBG Smith Properties	1.7	141
Kilroy Realty Corporation	1.6	133
LXP Industrial Trust	3.2	266
Mid-America Apartment Communities, Inc.	0.2	17

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)

Referenced Entity	% of Index	Value
Omega Healthcare Investors, Inc.	4.4%	$366
Pebblebrook Hotel Trust	1.7	141
Prologics, Inc.	2.9	241
Realty Income Corporation	1.7	141
Regency Centers Corporation	1.5	125
Rexford Industrial Realty, Inc.	0.5	42
Sabra Health Care REIT, Inc.	1.4	116
Stag Industrial, Inc.	3.0	250
Sunstone Hotel Investors, Inc.	1.8	150
Tanger, Inc.	1.4	116
Terreno Realty Corporation	3.7	308
Urban Edge Properties	1.0	83
Ventas, Inc.	6.3	524
Welltower, Inc.	7.2	599
WP Carey, Inc.	1.0	83

Total Real Estate		$8,320

Total Value		$8,320

(9)	The following table represents the top 50 individual positions and related values within the total return basket swap as of March 31, 2026:

Referenced Entity	% of Index	Value
Communication Services
Alphabet, Inc.	0.8%	$1,480
Alphabet, Inc.	0.8	1,480
AT&T, Inc.	1.3	2,405
Meta Platforms, Inc.	1.1	2,035
Other Communication Services◀	1.9	3,513

Total Communication Services		$10,913

Consumer Discretionary
Amazon.com, Inc.	1.5%	$2,775
Booking Holdings, Inc.	1.0	1,850
Ross Stores, Inc.	0.8	1,480
TJX Companies, Inc.	1.7	3,144
Other Consumer Discretionary◀	3.5	6,473

Total Consumer Discretionary		$15,722

Consumer Staples
Altria Group, Inc.	1.2%	$2,220
Costco Wholesale	0.9	1,665
Philip Morris International, Inc.	0.6	1,110
Proctor & Gamble Company	1.3	2,405
Other Consumer Staples◀	1.5	2,774

Total Consumer Staples		$10,174

Energy
ConocoPhillips	0.6%	$1,110
EOG Resources, Inc.	0.8	1,480
Other Energy◀	3.5	6,473

Total Energy		$9,063

Financials
Banco Bilbao Vizcaya Argentaria S.A.	0.8%	$1,480
Bank of New York Mellon Corp.	0.9	1,665
China Construction Bank Corporation	1.0	1,850
Morgan Stanley	1.0	1,850
Natwest Group PLC	0.6	1,110
Travelers Companies, Inc.	0.7	1,295
Other Financials◀	9.2	17,016

Total Financials		$26,266

Health Care
Abbvie, Inc.	1.3%	$2,405
Amgen, Inc.	1.4	2,590
Bristol-Myers Squibb Company	1.3	2,405
Gilead Sciences, Inc.	1.5	2,775
GSK PLC	0.6	1,110
Novartis AG	1.0	1,850

Referenced Entity	% of Index	Value
Regeneron Pharmaceuticals	0.8%	$1,480
Other Health Care◀	2.9	5,363

Total Health Care		$19,978

Industrials
ABB Ltd.	0.8%	$1,480
Caterpillar Incorporated	0.6	1,110
General Dynamics Corp.	0.9	1,665
Lockheed Martin Corp.	1.5	2,775
Vinci SA	0.8	1,480
Other Industrials◀	6.8	12,577

Total Industrials		$21,087

Materials
Corteva, Inc.	0.6%	$1,110
Newmont Corporation	1.2	2,220
Other Materials◀	2.0	3,698

Total Materials		$7,028

Real Estate
Other Real Estate◀	1.3%	$2,404

Total Real Estate		$2,404

Technology
Adobe, Inc.	0.9%	$1,665
Apple, Inc.	2.8	5,179
Applied Materials, Inc.	0.9	1,665
ASML Holding NV	1.2	2,220
Cisco Systems, Inc.	1.9	3,514
Lam Research Corporation	0.7	1,295
Micron Technology, Inc.	1.1	2,035
Microsoft Corp.	2.8	5,179
NVIDIA Corp.	3.5	6,473
QUALCOMM, Inc.	1.3	2,405
Samsung Electronics Co Ltd.	1.6	2,960
Samsung Electronics Co Ltd.	0.7	1,295
SK Hynix Inc.	1.0	1,850
Taiwan Semiconductor Manufacturing Co Ltd.	3.1	5,734
TE Connectivity PLC	0.7	1,295
Other Technology◀	6.6	12,207

Total Technology		$56,971

Utilities
ENEL Spa	1.0%	$1,850
Other Utilities◀	1.9	3,513

Total Utilities		$5,363

Total Value		$184,969

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of March 31, 2026.

34	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$132	$0	$0	$0	$177	$309
Swap Agreements	0	0	0	0	536	536

	$132	$0	$0	$0	$713	$845

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,975	$0	$1,975
Purchased Options	0	0	0	7	6,217	6,224
Swap Agreements	0	15	386	0	0	401

	$0	$15	$386	$1,982	$6,217	$8,600

	$132	$15	$386	$1,982	$6,930	$9,445

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$97	$0	$0	$0	$291	$388
Swap Agreements	0	12	0	0	387	399

	$97	$12	$0	$0	$678	$787

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,747	$0	$1,747
Written Options	0	0	0	2	154	156
Swap Agreements	0	0	66	0	0	66

	$0	$0	$66	$1,749	$154	$1,969

	$97	$12	$66	$1,749	$832	$2,756

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(155)	$0	$0	$(155)
Written Options	0	0	54	0	0	54
Futures	1,408	0	(75)	0	607	1,940
Swap Agreements	0	(50)	0	0	(278)	(328)

	$1,408	$(50)	$(176)	$0	$329	$1,511

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,686)	$0	$(2,686)
Purchased Options	0	0	0	(10)	0	(10)
Written Options	0	0	0	6	0	6
Swap Agreements	0	823	45,262	0	(22)	46,063

	$0	$823	$45,262	$(2,690)	$(22)	$43,373

	$1,408	$773	$45,086	$(2,690)	$307	$44,884

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$156	$0	$(21)	$0	$(13)	$122
Swap Agreements	0	21	0	0	191	212

	$156	$21	$(21)	$0	$178	$334

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(214)	$0	$(214)
Purchased Options	0	0	0	(18)	(90)	(108)
Written Options	0	0	0	7	37	44
Swap Agreements	0	(745)	500	0	1	(244)

	$0	$(745)	$500	$(225)	$(52)	$(522)

	$156	$(724)	$479	$(225)	$126	$(188)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Consolidated Schedule of Investments	PIMCO Global Core Asset Allocation Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4	$0	$4
Industrials	0	405	0	405
Convertible Bonds & Notes
Banking & Finance	0	1	0	1
U.S. Government Agencies	0	54,999	0	54,999
U.S. Treasury Obligations	0	12,208	0	12,208
Non-Agency Mortgage-Backed Securities	0	6,527	0	6,527
Asset-Backed Securities
Automobile Sequential	0	2,477	0	2,477
Home Equity Other	0	8,248	0	8,248
Home Equity Sequential	0	4,514	0	4,514
Manufacturing House ABS Other	0	347	0	347
Whole Loan Collateral	0	2,052	0	2,052
Other ABS	0	3,348	0	3,348
Sovereign Issues	0	30,246	0	30,246
Common Stocks
Communication Services	849	0	0	849
Consumer Discretionary	162	0	0	162
Consumer Staples	1,019	0	0	1,019
Financials	610	0	0	610
Health Care	448	0	0	448
Industrials	1,579	376	0	1,955
Information Technology	1,287	0	0	1,287
Materials	287	0	0	287
Real Estate	4	0	0	4
Utilities	859	0	0	859
Short-Term Instruments
Mutual Funds	503	0	0	503
Turkey Treasury Bills	0	23	0	23
U.S. Treasury Bills	0	9,685	0	9,685

	$7,607	$135,460	$0	$143,067

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Mutual Funds	$131,758	$0	$0	$131,758
Short-Term Instruments
Central Funds Used for Cash Management Purposes	92,161	0	0	92,161

	$223,919	$0	$0	$223,919

Total Investments	$231,526	$135,460	$0	$366,986

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,580)	$0	$(15,580)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	257	539	0	796
Over the counter	0	8,600	0	8,600

	$257	$9,139	$0	$9,396

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(318)	(457)	0	(775)
Over the counter	0	(1,969)	0	(1,969)

	$(318)	$(2,426)	$0	$(2,744)

Total Financial Derivative Instruments	$(61)	$6,713	$0	$6,652

Totals	$231,465	$126,593	$0	$358,058

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

36	PIMCO ASSET ALLOCATION FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2026

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund. PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). PIMCO Global Core Asset Allocation may invest its assets in some or all of the Underlying PIMCO Funds, which, for the PIMCO Global Core Asset Allocation Fund, is defined to include Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except other fund of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund. PIMCO Global Core Asset Allocation Fund is further permitted to invest in the other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively with the Underlying PIMCO Funds, “Acquired Funds”).

The PIMCO Global Core Asset Allocation Fund has established PIMCO Cayman Commodity Fund II Ltd., a Cayman Islands exempted company (the “GCAA Subsidiary”), which is wholly-owned and controlled by the PIMCO Global Core Asset Allocation Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Notes to Financial Statements	(Cont.)

Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable; in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset Fund	Quarterly	Quarterly

PIMCO All Asset All Authority Fund	Quarterly	Quarterly

PIMCO Global Core Asset Allocation Fund	Quarterly	Quarterly

38	PIMCO ASSET ALLOCATION FUNDS

March 31, 2026

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Notes to Financial Statements	(Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or an Underlying PIMCO Fund or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

The assets of the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of each Fund’s shares. For purposes of calculating NAV of the Underlying PIMCO Funds for the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and for purposes of calculating NAV for the PIMCO Global Core Asset Allocation Fund, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A

40	PIMCO ASSET ALLOCATION FUNDS

March 31, 2026

Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s or an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. A Fund’s or an Underlying PIMCO

Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Notes to Financial Statements	(Cont.)

of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources

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(normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

PIMCO All Asset Fund and PIMCO All Asset All Authority Fund may invest under normal circumstances substantially all or a significant portion of their assets in Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with PIMCO All Asset and PIMCO All Asset All Authority Funds. PIMCO Global Core Asset Allocation Fund may invest its assets in Underlying PIMCO Funds and Acquired Funds, as previously defined and as defined in PIMCO Global Core Asset Allocation Fund’s prospectus. Each Fund may also invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$2,061,898	$426,091	$(978,409)	$102,965	$59,331	$1,671,876	$401,992	$0

PIMCO All Asset: Multi-Real Fund	1,794,706	1,076,863	(998,510)	(29,944)	205,840	2,048,955	82,494	0

PIMCO Emerging Markets Bond Fund	0	51,930	0	0	(1,400)	50,530	212	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	385,440	170,998	(210,261)	(860)	22,376	367,693	34,844	0

PIMCO Emerging Markets Local Currency and Bond Fund	538,055	409,629	(178,523)	3,004	28,513	800,678	49,955	0

PIMCO Extended Duration Fund	151,490	98,650	(94,235)	(3,637)	(4,636)	147,632	5,015	0

PIMCO Government Money Market Fund	67,053	3,089,826	(3,097,660)	0	(1)	59,218	2,214	0

PIMCO High Yield Fund	364,485	134,842	(127,925)	1,651	(860)	372,193	21,933	0

PIMCO High Yield Spectrum Fund	88,376	69,822	(21,976)	49	(949)	135,322	7,104	0

PIMCO Income Fund	142,764	92,446	(106,448)	3,426	(2,011)	130,177	7,286	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	454,160	168,043	(305,554)	12,307	(17,303)	311,653	12,444	0

PIMCO Investment Grade Credit Bond Fund	68,353	12,304	(16,043)	(1,319)	1,072	64,367	3,134	0

PIMCO Long Duration Total Return Fund	173,720	104,197	(103,656)	1,439	(4,406)	171,294	7,674	0

PIMCO Long-Term Real Return Fund	115,743	13,803	(125,033)	(7,371)	2,858	0	3,564	0

PIMCO Long-Term U.S. Government Fund	228,899	180,116	(171,400)	(15,993)	9,589	231,211	8,649	0

PIMCO Low Duration Fund	1,289,226	748,528	(1,507,467)	20,489	(17,920)	532,856	31,845	0

PIMCO RAE Emerging Markets Fund	347,681	38,966	(212,610)	38,515	33,289	245,841	11,749	7,536

PIMCO RAE Fundamental Advantage PLUS Fund	391,037	17,228	(103,494)	(5,342)	38,781	338,210	4,664	0

PIMCO RAE International Fund	121,065	36,654	(117,746)	23,745	4,111	67,829	4,834	6,500

PIMCO RAE PLUS EMG Fund	93,803	6,168	(24,596)	3,621	19,009	98,005	6,168	0

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Notes to Financial Statements	(Cont.)

PIMCO All Asset Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO RAE PLUS International Fund	$92,515	$6,150	$(24,405)	$(1,934)	$27,365	$99,691	$6,150	$0

PIMCO RAE US Fund	119,949	37,777	(62,362)	319	11,981	107,664	2,198	8,897

PIMCO RAE US Small Fund	111,624	82,974	(52,962)	914	14,606	157,156	1,661	4,179

PIMCO RAE Worldwide Long/Short PLUS Fund	398,426	48,510	(108,895)	(3,314)	(1,215)	333,512	28,041	0

PIMCO Real Return Fund	151,257	44,283	(89,470)	1,716	(2,735)	105,051	3,693	0

PIMCO RealEstateRealReturn Strategy Fund	159,109	54,861	(37,797)	1,346	8,371	185,890	2,100	0

PIMCO Total Return Fund	888,427	693,210	(888,023)	2,668	3,829	700,111	36,586	0

PIMCO TRENDS Managed Futures Strategy Fund	394,300	109,627	(132,137)	(13,603)	58,935	417,122	0	0

Totals	$11,193,561	$8,024,496	$(9,897,597)	$134,857	$496,420	$9,951,737	$788,203	$27,112

PIMCO All Asset All Authority Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-Real Fund	$70,355	$186,968	$(148,348)	$4,731	$7,150	$120,856	$2,621	$0

PIMCO All Authority: Multi-RAE PLUS Fund	173,788	55,164	(101,483)	13,385	(69)	140,785	39,749	0

PIMCO CommoditiesPLUS® Strategy Fund	0	11,037	(10,450)	(587)	0	0	0	0

PIMCO CommodityRealReturn Strategy Fund®	11,327	42,597	(36,499)	828	2,982	21,235	800	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	38,120	28,408	(19,623)	348	1,889	49,142	4,304	0

PIMCO Emerging Markets Local Currency and Bond Fund	53,125	64,564	(12,735)	(43)	3,030	107,941	6,234	0

PIMCO Extended Duration Fund	16,022	17,456	(16,113)	(429)	(443)	16,493	542	0

PIMCO Government Money Market Fund	9,955	184,992	(185,383)	0	0	9,564	369	0

PIMCO High Yield Fund	56,755	25,807	(14,636)	(1)	100	68,025	3,980	0

PIMCO High Yield Spectrum Fund	11,936	15,331	(2,361)	7	(268)	24,645	1,235	0

PIMCO Income Fund	11,180	5,507	(5,332)	38	74	11,467	641	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	84,945	41,451	(37,893)	1,018	(2,621)	86,900	3,155	0

PIMCO Investment Grade Credit Bond Fund	6,410	532	(1,067)	(91)	75	5,859	299	0

PIMCO Long Duration Total Return Fund	17,567	18,248	(16,935)	(2,897)	2,595	18,578	819	0

PIMCO Long-Term Credit Bond Fund	94	5,115	(5,229)	26	(6)	0	23	0

PIMCO Long-Term Real Return Fund	24,199	6,120	(14,834)	(1,209)	(201)	14,075	914	0

PIMCO Long-Term U.S. Government Fund	24,168	22,425	(20,563)	(2,706)	1,987	25,311	898	0

PIMCO Low Duration Credit Fund	11,375	185	(11,616)	254	(198)	0	188	0

PIMCO Low Duration Fund	280,832	113,999	(216,698)	984	(662)	178,455	7,945	0

PIMCO RAE Emerging Markets Fund	34,682	6,130	(27,683)	8,092	(439)	20,782	1,164	743

PIMCO RAE Fundamental Advantage PLUS Fund	43,496	4,099	(10,002)	(176)	4,774	42,191	604	0

PIMCO RAE International Fund	12,557	4,366	(16,015)	4,183	(1,126)	3,965	429	554

PIMCO RAE PLUS EMG Fund	8,656	894	(1,482)	194	2,106	10,368	611	0

PIMCO RAE PLUS International Fund	11,082	1,129	(2,010)	257	3,080	13,538	792	0

PIMCO RAE US Small Fund	0	14,074	(1,584)	84	659	13,233	129	320

PIMCO RAE Worldwide Long/Short PLUS Fund	43,685	8,645	(10,994)	(244)	162	41,254	3,378	0

PIMCO Real Return Fund	34,906	6,509	(20,738)	415	(553)	20,539	968	0

PIMCO RealEstateRealReturn Strategy Fund	77,340	106,956	(109,806)	172	3,902	78,564	1,123	0

PIMCO Total Return Fund	176,636	83,338	(96,051)	571	480	164,974	7,735	0

PIMCO TRENDS Managed Futures Strategy Fund	54,204	10,652	(13,144)	(866)	7,267	58,113	0	0

Totals	$1,399,397	$1,092,698	$(1,187,307)	$26,338	$35,726	$1,366,852	$91,649	$1,617

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PIMCO Global Core Asset Allocation Fund
Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,084	$5,984	$(3,311)	$(39)	$290	$33,008	$1,654	$0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	58,923	7,871	0	0	(1,228)	65,566	2,542	0

PIMCO Short Asset Portfolio	64,119	27,907	(19,223)	85	358	73,246	2,564	0

PIMCO Short-Term Floating NAV Portfolio III	22,167	217,430	(220,700)	14	4	18,915	1,331	0

PIMCO Total Return Fund	29,999	3,013	0	0	172	33,184	1,400	0

Totals	$205,292	$262,205	$(243,234)	$60	$(404)	$223,919	$9,491	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and

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Notes to Financial Statements	(Cont.)

other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently

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finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies. The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Line of Credit The PIMCO All Asset All Authority Fund (the “AAAA Fund”) entered into a senior unsecured revolving credit agreement with State Street Bank & Trust Company to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. The AAAA Fund pays financing charges based on a combination of an overnight bank funding rate based on a variable rate plus a credit spread. The AAAA Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of March 31, 2026, if applicable, any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the AAAA Fund is disclosed as part of the interest expense on the Statement of Operations. Costs and fees, if any, related to the line of credit are disclosed on the Statement of Operations.

The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment	Commitment and Upfront Fees
$400,000	$446

The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2026 was as follows (amounts in thousands†):

Average Outstanding Principal*	Average Weighted Rate of Interest	Interest	Outstanding Principal as of 03/31/2026

$400,000	4.91%	$19,421	$400,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

The average outstanding principal may be higher or lower than the commitment amount or outstanding principal at period end due to changes in the commitment amount during the period or borrowings and paydowns made during the period.

(b) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Notes to Financial Statements	(Cont.)

lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined

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on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a

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Notes to Financial Statements	(Cont.)

Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes

50	PIMCO ASSET ALLOCATION FUNDS

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periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset Fund	PIMCO All Asset All Authority Fund	PIMCO Global Core Asset Allocation Fund

Allocation	X	X	X

Acquired Fund	—	—	X

Fund of Funds	X	X	—

Market Trading	X	X	X

New Fund	X	X	X

Small Fund	X	X	X

Municipal Project-Specific	X	X	—

Municipal Bond	X	X	—

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Distressed Company	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	—

Model	X	X	X

Commodity	X	X	X

Equity	X	X	X

Mortgage-Related and Other Asset Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	X	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Smaller Company	X	X	X

Issuer Non-Diversification	X	X	—

Management	X	X	X

Short Exposure	X	X	X

Tax	X	X	X

Subsidiary	X	X	X

Value Investing	X	X	X

Arbitrage	—	—	X

Convertible Securities	X	X	X

Exchange-Traded Fund	X	X	X

Tracking Error	X	X	X

Indexing	X	X	X

Collateralized Loan Obligations	—	—	X

The following risks are principal risks of investing in a Fund.

Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that a Fund’s asset allocation strategy will be successful or that the markets in which the Fund invests will perform as expected.

Fund of Funds Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to

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achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following is a principal risk of investing in PIMCO All Asset All Authority Fund.

Leveraging Risk is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

The following risks are principal risks of investing in PIMCO Global Core Asset Allocation Fund or a Fund that includes risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Acquired Fund Risk is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Market Trading Risk is the risk that an active secondary trading market for shares of a Fund or certain Underlying PIMCO Funds that are exchange-traded funds does not continue once developed, that such Fund or Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, that trading in such Fund or Underlying PIMCO Fund shares may be halted or become less liquid or that such Fund’s or Underlying PIMCO Fund’s shares trade at prices other than the Fund’s or Underlying PIMCO Fund’s net asset value and are subject to trading costs. These risks may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress or volatility.

New Fund Risk is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating

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Notes to Financial Statements	(Cont.)

agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose a Fund to leverage risk, liquidity risk, market volatility, and margin requirements.

Model Risk is the risk that a Fund’s investment models used in making investment allocation decisions, and the indexation or quantitative methodologies used in constructing an underlying index or model portfolio for a Fund that seeks to track the investment results of such underlying index or model portfolio, may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss and other events or circumstances, which may be difficult to detect and may be beyond the control of a Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international

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economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

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Notes to Financial Statements	(Cont.)

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund. Also, to the extent a Fund seeks to gain negative exposure to an asset class such as equities, such exposure may create the potential for losses should those asset classes deliver positive returns.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on a Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of a Fund or certain Underlying PIMCO Funds that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. For example, a Fund or an Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing a Fund’s or an Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Fund’s or Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund or an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s or an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Fund or Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Fund or Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that a Fund or an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Fund may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (v) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a

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Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may

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Notes to Financial Statements	(Cont.)

suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any

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obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class		Class A		Class C		Class R
PIMCO All Asset Fund	0.175%	(1)	0.05%	0.15%	0.25%	(5)	0.05%		0.20%	(6)	0.20%	(7)	0.20%	(8)
PIMCO All Asset All Authority Fund	0.20%	(2)	0.05%	0.15%	0.25%	(5)	0.05%	*	0.20%	(6)	0.20%	(7)	N/A
PIMCO Global Core Asset Allocation Fund	0.90%	(3)(4)	0.05%	0.15%	N/A		N/A		0.20%	(6)	0.20%	(7)	N/A

(1)

PIMCO has contractually agreed, through July 31, 2026, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

(2)

PIMCO has contractually agreed, through July 31, 2026, to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years from the date of waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limit. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

(3)

PIMCO has contractually agreed, through July 31, 2026, to waive, first, the Investment Advisory Fee and, second, the to the extent necessary, the the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds to the extent a Fund’s Investment Advisory and Supervisory and Administrative Fees are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. For purposes of the expense reduction described above, references to Underlying PIMCO Funds include funds of PIMCO ETF Trust.

(4)

PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place.

(5)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
(6)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class A was reduced by 0.05% to 0.20% per annum.
(7)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class C was reduced by 0.05% to 0.20% per annum.
(8)	Effective September 2, 2025, the Fund’s Supervisory and Administrative Fee for Class R was reduced by 0.05% to 0.20% per annum.
*	This particular share class has been registered with the SEC, but was not operational during the year ended March 31, 2026.

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Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares. The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%
Class R

All Funds	0.25%	0.25%

Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The

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March 31, 2026

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO All Asset Fund and PIMCO All Asset All

Authority Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†)

Fund Name	Waived Fees

PIMCO All Asset Fund	$6

PIMCO All Asset All Authority Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of each Fund’s assets.

Underlying PIMCO Fund expenses incurred by the PIMCO Global Core Asset Allocation Fund, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the PIMCO Global Core Asset Allocation Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO All Asset Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory, Supervisory and Administrative, and Management Fees (collectively, “Underlying PIMCO Fund Fees”) exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2026, for the AAAA Fund to waive its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Underlying PIMCO Fund Fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. These waivers will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the advisory fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the applicable expense limit; ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of March 31, 2026 were (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO All Asset Fund	$10,777	$9,341	$10,467	$30,585

PIMCO All Asset All Authority Fund	10	0	22	32

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Notes to Financial Statements	(Cont.)

The waivers are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Asset Fund	$10,467

PIMCO All Asset All Authority Fund	22

†	A zero balance may reflect actual amounts rounding to less than one thousand

PIMCO has contractually agreed, through July 31, 2026, to waive first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the PIMCO Global Core Asset Allocation Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the PIMCO Global Core Asset Allocation Fund in connection with its investments in Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term.

The waivers for the PIMCO Global Core Asset Allocation Fund are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $600,691.

GCAA Subsidiary has entered into a separate contract with PIMCO for the management of the GCAA Subsidiary’s portfolio pursuant to which the GCAA Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive PIMCO Global Core Asset Allocation Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from a Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GCAA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GCAA Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended

March 31, 2026, the amount was $14,484. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the GCAA Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset Fund	$0	$0	$4,939,926	$6,799,930

PIMCO All Asset All Authority Fund	0	0	908,985	1,001,917

PIMCO Global Core Asset Allocation Fund	1,149,863	1,147,720	81,601	55,693

†	A zero balance may reflect actual amounts rounding to less than one thousand.

62	PIMCO ASSET ALLOCATION FUNDS

March 31, 2026

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset Fund				PIMCO All Asset All Authority Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	109,768	$1,268,298	108,107	$1,200,147	10,407	$67,354	4,250	$27,567

I-2	8,058	93,844	3,866	43,085	2,968	20,753	1,907	12,394

I-3	333	3,870	678	7,583	16	110	37	244

Administrative Class	497	5,743	722	8,071	N/A	N/A	N/A	N/A

Class A	1,727	19,883	1,880	20,846	870	5,998	1,209	7,814

Class C	173	2,000	103	1,142	244	1,700	71	455

Class R	248	2,813	237	2,603	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	56,065	643,111	54,940	603,999	6,279	43,443	3,247	21,041

I-2	1,738	20,008	1,575	17,366	857	5,931	414	2,686

I-3	67	776	131	1,454	10	68	5	35

Administrative Class	294	3,377	293	3,224	N/A	N/A	N/A	N/A

Class A	2,858	32,771	2,543	27,957	1,660	11,466	763	4,943

Class C	114	1,297	111	1,214	64	442	25	164

Class R	198	2,247	168	1,824	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(327,667)	(3,770,667)	(307,482)	(3,420,725)	(25,426)	(172,464)	(68,937)	(448,156)

I-2	(7,322)	(83,925)	(16,684)	(184,907)	(4,965)	(34,112)	(7,068)	(46,024)

I-3	(860)	(9,898)	(2,728)	(30,485)	(68)	(471)	(98)	(639)

Administrative Class	(1,972)	(22,852)	(1,211)	(13,520)	N/A	N/A	N/A	N/A

Class A	(7,653)	(87,960)	(12,107)	(134,463)	(6,335)	(43,653)	(9,854)	(64,012)

Class C	(589)	(6,700)	(1,046)	(11,575)	(497)	(3,411)	(770)	(5,011)

Class R	(607)	(6,838)	(788)	(8,656)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(164,532)	$(1,888,802)	(166,692)	$(1,863,816)	(13,916)	$(96,846)	(74,799)	$(486,499)

	PIMCO Global Core Asset Allocation Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	589	$9,939	5,785	$80,664

I-2	108	1,776	127	1,819

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	261	4,366	277	3,964

Class C	49	798	39	550

Class R	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	242	4,186	142	2,097

I-2	30	520	18	259

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	112	1,898	58	840

Class C	3	43	1	13

Class R	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Notes to Financial Statements	(Cont.)

	PIMCO Global Core Asset Allocation Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Cost of shares redeemed

Institutional Class	(1,599)	$(27,143)	(1,633)	$(23,826)

I-2	(408)	(7,082)	(331)	(4,771)

I-3	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	(875)	(14,373)	(1,192)	(17,157)

Class C	(72)	(1,132)	(99)	(1,341)

Class R	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(1,560)	$(26,204)	3,192	$43,111

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset Fund	1	0	23%	0%

PIMCO All Asset All Authority Fund	1	0	45%	0%

PIMCO Global Core Asset Allocation Fund	1	0	39%	0%

14. BASIS FOR CONSOLIDATION

The GCAA Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned Commodity Subsidiary (as defined below) acting as an investment vehicle for the PIMCO Global Core Asset Allocation Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the GCAA Subsidiary. The consolidated financial statements include the accounts of the Fund and the GCAA Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the GCAA Subsidiary, comprising the entire issued share capital of the GCAA Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the GCAA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GCAA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GCAA Subsidiary. The net assets of the GCAA Subsidiary as of period end represented 1.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

64	PIMCO ASSET ALLOCATION FUNDS

March 31, 2026

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a “Fund”, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Notes to Financial Statements	(Cont.)

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO All Asset Fund	$32,494	$0	$358,960	$0	$(3,309,985)	$0	$0	$(2,918,531)

PIMCO All Asset All Authority Fund	3,279	0	4,946	0	(7,025,330)	0	0	(7,017,105)

PIMCO Global Core Asset Allocation Fund	49,644	0	(5,587)	0	(55,284)	0	0	(11,227)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset Fund	$1,145,628	$2,164,357

PIMCO All Asset All Authority Fund	1,638,835	5,386,495

PIMCO Global Core Asset Allocation Fund	50,514	4,770

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO All Asset Fund	$9,593,547	$365,439	$(6,480)	$358,959

PIMCO All Asset All Authority Fund	1,362,082	6,168	(1,219)	4,949

PIMCO Global Core Asset Allocation Fund	363,020	9,119	(14,681)	(5,562)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, and interest accrued on defaulted securities.

66	PIMCO ASSET ALLOCATION FUNDS

March 31, 2026

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO All Asset Fund	$758,965	$0	$0	$717,314	$0	$0

PIMCO All Asset All Authority Fund	67,389	0	0	32,065	0	0

PIMCO Global Core Asset Allocation Fund	7,650	0	0	3,750	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO All Asset Fund, PIMCO All Asset All Authority Fund and PIMCO Global Core Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the fund indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the fund indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the five years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

PIMCO All Asset Fund (1)

PIMCO All Asset All Authority Fund (2)

PIMCO Global Core Asset Allocation Fund (1)*

(1) Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025

(2) Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025

* The financial statements for PIMCO Global Core Asset Allocation Fund are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

68	PIMCO ASSET ALLOCATION FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EGP	Egyptian Pound	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

LME	London Metal Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Brent	Brent Crude	FEDL01	Federal funds effective rate	NDUEACWF	MSCI ACWI Index Future

CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average

CDX.IG	Credit Derivatives Index - Investment Grade	JPACWILV	J.P. Morgan Custom Equity Index	SOFR	Secured Overnight Financing Rate

CMBX	Commercial Mortgage-Backed Index	MLPIREIL	Merrill Lynch Custom Equity Index	SONIO	Sterling Overnight Interbank Average Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIS	Merrill Lynch Custom Equity Index	THOR	Thai Overnight Baht Repurchase Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5393	$0.0000	$0.0000	$0.5393

March 2026	$0.0722	$0.0000	$0.0000	$0.0722

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5361	$0.0000	$0.0000	$0.5361

March 2026	$0.0696	$0.0000	$0.0000	$0.0696

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5344	$0.0000	$0.0000	$0.5344

March 2026	$0.0682	$0.0000	$0.0000	$0.0682

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5302	$0.0000	$0.0000	$0.5302

March 2026	$0.0656	$0.0000	$0.0000	$0.0656

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5258	$0.0000	$0.0000	$0.5258

March 2026	$0.0617	$0.0000	$0.0000	$0.0617

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5002	$0.0000	$0.0000	$0.5002

March 2026	$0.0423	$0.0000	$0.0000	$0.0423

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.5177	$0.0000	$0.0000	$0.5177

March 2026	$0.0555	$0.0000	$0.0000	$0.0555

70	PIMCO ASSET ALLOCATION FUNDS

(Unaudited)

PIMCO All Asset All Authority Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3215	$0.0000	$0.0000	$0.3215

March 2026	$0.0718	$0.0000	$0.0000	$0.0718

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3195	$0.0000	$0.0000	$0.3195

March 2026	$0.0702	$0.0000	$0.0000	$0.0702

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3180	$0.0000	$0.0000	$0.3180

March 2026	$0.0694	$0.0000	$0.0000	$0.0694

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3132	$0.0000	$0.0000	$0.3132

March 2026	$0.0655	$0.0000	$0.0000	$0.0655

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2981	$0.0000	$0.0000	$0.2981

March 2026	$0.0534	$0.0000	$0.0000	$0.0534

PIMCO Global Core Asset Allocation Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1777	$0.0000	$0.0000	$0.1777

March 2026	$0.1311	$0.0000	$0.0000	$0.1311

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1730	$0.0000	$0.0000	$0.1730

March 2026	$0.1267	$0.0000	$0.0000	$0.1267

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1587	$0.0000	$0.0000	$0.1587

March 2026	$0.1154	$0.0000	$0.0000	$0.1154

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1261	$0.0000	$0.0000	$0.1261

March 2026	$0.0897	$0.0000	$0.0000	$0.0897

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO All Asset Fund	0.00%	1.55%	$202	$0

PIMCO All Asset All Authority Fund	0.00%	1.49%	34	0

PIMCO Global Core Asset Allocation Fund	1.78%	1.73%	5,047	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

72	PIMCO ASSET ALLOCATION FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

74	PIMCO ASSET ALLOCATION FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSAALLOCFSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

03/31/2026	$9.26	$0.32	$0.07	$0.39	$(0.32)	$0.00	$(0.32)

03/31/2025	9.41	0.32	(0.15)	0.17	(0.32)	0.00	(0.32)

03/31/2024	9.33	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2023	9.48	0.24	(0.15)	0.09	(0.24)	0.00	(0.24)

03/31/2022	10.10	0.15	(0.61)	(0.46)	(0.16)	0.00	(0.16)
I-2

03/31/2026	9.26	0.31	0.07	0.38	(0.31)	0.00	(0.31)

03/31/2025	9.41	0.31	(0.15)	0.16	(0.31)	0.00	(0.31)

03/31/2024	9.33	0.28	0.07	0.35	(0.27)	0.00	(0.27)

03/31/2023	9.48	0.23	(0.15)	0.08	(0.23)	0.00	(0.23)

03/31/2022	10.10	0.14	(0.61)	(0.47)	(0.15)	0.00	(0.15)
Class A

03/31/2026	9.26	0.29	0.07	0.36	(0.29)	0.00	(0.29)

03/31/2025	9.41	0.29	(0.15)	0.14	(0.29)	0.00	(0.29)

03/31/2024	9.33	0.25	0.08	0.33	(0.25)	0.00	(0.25)

03/31/2023	9.48	0.21	(0.15)	0.06	(0.21)	0.00	(0.21)

03/31/2022	10.10	0.12	(0.62)	(0.50)	(0.12)	0.00	(0.12)
Class C

03/31/2026	9.26	0.22	0.07	0.29	(0.22)	0.00	(0.22)

03/31/2025	9.41	0.22	(0.15)	0.07	(0.22)	0.00	(0.22)

03/31/2024	9.33	0.18	0.08	0.26	(0.18)	0.00	(0.18)

03/31/2023	9.48	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)

03/31/2022	10.10	0.05	(0.62)	(0.57)	(0.05)	0.00	(0.05)

PIMCO California Municipal Bond Fund
Institutional Class

03/31/2026	$10.56	$0.39	$0.06	$0.45	$(0.39)	$0.00	$(0.39)

03/31/2025	10.74	0.39	(0.18)	0.21	(0.39)	0.00	(0.39)

03/31/2024	10.51	0.39	0.22	0.61	(0.38)	0.00	(0.38)

03/31/2023	10.98	0.32	(0.47)	(0.15)	(0.32)	0.00	(0.32)

03/31/2022	11.65	0.22	(0.68)	(0.46)	(0.21)	0.00	(0.21)
I-2

03/31/2026	10.56	0.38	0.06	0.44	(0.38)	0.00	(0.38)

03/31/2025	10.74	0.38	(0.18)	0.20	(0.38)	0.00	(0.38)

03/31/2024	10.51	0.38	0.22	0.60	(0.37)	0.00	(0.37)

03/31/2023	10.98	0.31	(0.47)	(0.16)	(0.31)	0.00	(0.31)

03/31/2022	11.65	0.20	(0.68)	(0.48)	(0.19)	0.00	(0.19)
Class A

03/31/2026	10.56	0.35	0.06	0.41	(0.35)	0.00	(0.35)

03/31/2025	10.74	0.35	(0.18)	0.17	(0.35)	0.00	(0.35)

03/31/2024	10.51	0.35	0.23	0.58	(0.35)	0.00	(0.35)

03/31/2023	10.98	0.28	(0.47)	(0.19)	(0.28)	0.00	(0.28)

03/31/2022	11.65	0.18	(0.69)	(0.51)	(0.16)	0.00	(0.16)
Class C

03/31/2026	10.56	0.27	0.06	0.33	(0.27)	0.00	(0.27)

03/31/2025	10.74	0.27	(0.18)	0.09	(0.27)	0.00	(0.27)

03/31/2024	10.51	0.27	0.23	0.50	(0.27)	0.00	(0.27)

03/31/2023	10.98	0.20	(0.47)	(0.27)	(0.20)	0.00	(0.20)

03/31/2022	11.65	0.09	(0.68)	(0.59)	(0.08)	0.00	(0.08)

PIMCO California Short Duration Municipal Income Fund
Institutional Class

03/31/2026	$9.62	$0.28	$0.09	$0.37	$(0.28)	$0.00	$(0.28)

03/31/2025	9.63	0.28	(0.01)	0.27	(0.28)	0.00	(0.28)

03/31/2024	9.61	0.25	0.02	0.27	(0.25)	0.00	(0.25)

03/31/2023	9.65	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)

03/31/2022	9.96	0.10	(0.31)	(0.21)	(0.10)	0.00	(0.10)

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.33	4.25%	$183,386	0.445%	0.445%	0.445%	0.445%	3.40%	43%

9.26	1.81	121,901	0.445	0.445	0.445	0.445	3.42	58

9.41	3.97	126,420	0.445	0.445	0.445	0.445	3.09	25

9.33	0.98	84,144	0.455	0.455	0.445	0.445	2.57	69

9.48	(4.66)	142,651	0.445	0.445	0.445	0.445	1.52	36

9.33	4.15	61,391	0.545	0.545	0.545	0.545	3.29	43

9.26	1.71	25,420	0.545	0.545	0.545	0.545	3.32	58

9.41	3.86	21,662	0.545	0.545	0.545	0.545	3.00	25

9.33	0.87	13,596	0.555	0.555	0.545	0.545	2.46	69

9.48	(4.75)	18,742	0.545	0.545	0.545	0.545	1.43	36

9.33	3.91	84,383	0.775	0.775	0.775	0.775	3.06	43

9.26	1.47	47,751	0.775	0.775	0.775	0.775	3.09	58

9.41	3.63	40,582	0.775	0.775	0.775	0.775	2.75	25

9.33	0.64	42,848	0.785	0.785	0.775	0.775	2.22	69

9.48	(4.97)	55,743	0.775	0.775	0.775	0.775	1.20	36

9.33	3.13	1,276	1.525	1.525	1.525	1.525	2.35	43

9.26	0.72	2,801	1.525	1.525	1.525	1.525	2.34	58

9.41	2.86	2,678	1.525	1.525	1.525	1.525	1.99	25

9.33	(0.11)	3,839	1.535	1.535	1.525	1.525	1.50	69

9.48	(5.69)	3,771	1.525	1.525	1.525	1.525	0.45	36

$10.62	4.33%	$231,275	0.44%	0.44%	0.44%	0.44%	3.68%	24%

10.56	1.95	148,837	0.44	0.44	0.44	0.44	3.59	24

10.74	6.00	55,833	0.44	0.44	0.44	0.44	3.72	37

10.51	(1.30)	47,877	0.45	0.45	0.44	0.44	3.05	78

10.98	(4.08)	45,274	0.44	0.44	0.44	0.44	1.85	31

10.62	4.23	173,343	0.54	0.54	0.54	0.54	3.58	24

10.56	1.85	74,147	0.54	0.54	0.54	0.54	3.52	24

10.74	5.90	51,383	0.54	0.54	0.54	0.54	3.65	37

10.51	(1.40)	27,685	0.55	0.55	0.54	0.54	2.98	78

10.98	(4.18)	22,215	0.54	0.54	0.54	0.54	1.75	31

10.62	3.97	158,238	0.79	0.79	0.79	0.79	3.33	24

10.56	1.60	110,269	0.79	0.79	0.79	0.79	3.26	24

10.74	5.63	61,640	0.79	0.79	0.79	0.79	3.38	37

10.51	(1.65)	45,226	0.80	0.80	0.79	0.79	2.70	78

10.98	(4.42)	44,434	0.79	0.79	0.79	0.79	1.50	31

10.62	3.19	2,656	1.54	1.54	1.54	1.54	2.58	24

10.56	0.84	2,427	1.54	1.54	1.54	1.54	2.53	24

10.74	4.85	2,702	1.54	1.54	1.54	1.54	2.63	37

10.51	(2.39)	2,104	1.55	1.55	1.54	1.54	1.90	78

10.98	(5.14)	2,895	1.54	1.54	1.54	1.54	0.76	31

$9.71	3.88%	$186,099	0.33%	0.33%	0.33%	0.33%	2.87%	54%

9.62	2.83	102,684	0.33	0.33	0.33	0.33	2.90	47

9.63	2.87	83,368	0.33	0.33	0.33	0.33	2.60	23

9.61	1.44	129,990	0.33	0.33	0.33	0.33	1.85	57

9.65	(2.09)	102,037	0.33	0.33	0.33	0.33	0.98	53

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund (Cont.)
I-2

03/31/2026	$9.62	$0.27	$0.09	$0.36	$(0.27)	$0.00	$(0.27)

03/31/2025	9.63	0.27	(0.01)	0.26	(0.27)	0.00	(0.27)

03/31/2024	9.61	0.24	0.02	0.26	(0.24)	0.00	(0.24)

03/31/2023	9.65	0.17	(0.04)	0.13	(0.17)	0.00	(0.17)

03/31/2022	9.96	0.09	(0.31)	(0.22)	(0.09)	0.00	(0.09)
Class A

03/31/2026	9.62	0.24	0.09	0.33	(0.24)	0.00	(0.24)

03/31/2025	9.63	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	9.61	0.21	0.02	0.23	(0.21)	0.00	(0.21)

03/31/2023	9.65	0.13	(0.03)	0.10	(0.14)	0.00	(0.14)

03/31/2022	9.96	0.06	(0.31)	(0.25)	(0.06)	0.00	(0.06)

PIMCO High Yield Municipal Bond Fund
Institutional Class

03/31/2026	$8.40	$0.39	$(0.09)	$0.30	$(0.38)	$0.00	$(0.38)

03/31/2025	8.50	0.38	(0.10)	0.28	(0.38)	0.00	(0.38)

03/31/2024	8.29	0.40	0.21	0.61	(0.40)	0.00	(0.40)

03/31/2023	9.07	0.38	(0.77)	(0.39)	(0.38)	(0.01)	(0.39)

03/31/2022	9.67	0.32	(0.53)	(0.21)	(0.31)	(0.08)	(0.39)
I-2

03/31/2026	8.40	0.38	(0.09)	0.29	(0.37)	0.00	(0.37)

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.37	(0.77)	(0.40)	(0.37)	(0.01)	(0.38)

03/31/2022	9.67	0.31	(0.53)	(0.22)	(0.30)	(0.08)	(0.38)
I-3

03/31/2026	8.40	0.37	(0.08)	0.29	(0.37)	0.00	(0.37)

03/31/2025	8.50	0.37	(0.10)	0.27	(0.37)	0.00	(0.37)

03/31/2024	8.29	0.39	0.21	0.60	(0.39)	0.00	(0.39)

03/31/2023	9.07	0.38	(0.78)	(0.40)	(0.37)	(0.01)	(0.38)

07/30/2021 - 03/31/2022	10.05	0.25	(0.95)	(0.70)	(0.20)	(0.08)	(0.28)
Class A

03/31/2026	8.40	0.36	(0.08)	0.28	(0.36)	0.00	(0.36)

03/31/2025	8.50	0.36	(0.11)	0.25	(0.35)	0.00	(0.35)

03/31/2024	8.29	0.38	0.20	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.07	0.35	(0.77)	(0.42)	(0.35)	(0.01)	(0.36)

03/31/2022	9.67	0.29	(0.53)	(0.24)	(0.28)	(0.08)	(0.36)
Class C

03/31/2026	8.40	0.30	(0.09)	0.21	(0.29)	0.00	(0.29)

03/31/2025	8.50	0.29	(0.10)	0.19	(0.29)	0.00	(0.29)

03/31/2024	8.29	0.31	0.21	0.52	(0.31)	0.00	(0.31)

03/31/2023	9.07	0.29	(0.77)	(0.48)	(0.29)	(0.01)	(0.30)

03/31/2022	9.67	0.22	(0.54)	(0.32)	(0.20)	(0.08)	(0.28)

PIMCO Municipal Bond Fund
Institutional Class

03/31/2026	$9.30	$0.38	$0.05	$0.43	$(0.38)	$0.00	$(0.38)

03/31/2025	9.47	0.38	(0.18)	0.20	(0.37)	0.00	(0.37)

03/31/2024	9.26	0.37	0.21	0.58	(0.37)	0.00	(0.37)

03/31/2023	9.76	0.31	(0.50)	(0.19)	(0.31)	0.00	(0.31)

03/31/2022	10.38	0.23	(0.63)	(0.40)	(0.22)	0.00	(0.22)
I-2

03/31/2026	9.30	0.37	0.05	0.42	(0.37)	0.00	(0.37)

03/31/2025	9.47	0.37	(0.18)	0.19	(0.36)	0.00	(0.36)

03/31/2024	9.26	0.36	0.21	0.57	(0.36)	0.00	(0.36)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

03/31/2022	10.38	0.22	(0.63)	(0.41)	(0.21)	0.00	(0.21)

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.71	3.78%	$28,517	0.43%	0.43%	0.43%	0.43%	2.77%	54%

9.62	2.73	20,131	0.43	0.43	0.43	0.43	2.81	47

9.63	2.77	19,955	0.43	0.43	0.43	0.43	2.50	23

9.61	1.34	31,976	0.43	0.43	0.43	0.43	1.74	57

9.65	(2.18)	27,684	0.43	0.43	0.43	0.43	0.89	53

9.71	3.47	18,214	0.73	0.73	0.73	0.73	2.48	54

9.62	2.42	17,091	0.73	0.73	0.73	0.73	2.51	47

9.63	2.47	19,310	0.73	0.73	0.73	0.73	2.22	23

9.61	1.03	20,070	0.73	0.73	0.73	0.73	1.40	57

9.65	(2.48)	24,755	0.73	0.73	0.73	0.73	0.59	53

$8.32	3.69%	$2,765,091	0.55%	0.55%	0.55%	0.55%	4.63%	57%

8.40	3.31	2,517,725	0.55	0.55	0.55	0.55	4.48	21

8.50	7.59	1,916,467	0.56	0.56	0.55	0.55	4.86	34

8.29	(4.22)	1,298,587	0.60	0.60	0.55	0.55	4.51	72

9.07	(2.39)	1,290,792	0.57	0.57	0.55	0.55	3.28	34

8.32	3.59	1,749,361	0.65	0.65	0.65	0.65	4.53	57

8.40	3.21	1,530,534	0.65	0.65	0.65	0.65	4.39	21

8.50	7.48	1,204,853	0.66	0.66	0.65	0.65	4.76	34

8.29	(4.32)	594,074	0.70	0.70	0.65	0.65	4.38	72

9.07	(2.49)	601,652	0.67	0.67	0.65	0.65	3.20	34

8.32	3.54	65,423	0.70	0.75	0.70	0.75	4.47	57

8.40	3.16	74,339	0.70	0.75	0.70	0.75	4.32	21

8.50	7.43	46,414	0.71	0.76	0.70	0.75	4.72	34

8.29	(4.36)	16,569	0.75	0.80	0.70	0.75	4.56	72

9.07	(7.06)	905	0.72 *	0.77 *	0.70 *	0.75 *	3.99	34

8.32	3.38	1,404,210	0.85	0.85	0.85	0.85	4.33	57

8.40	3.00	1,384,873	0.85	0.85	0.85	0.85	4.18	21

8.50	7.27	983,868	0.86	0.86	0.85	0.85	4.56	34

8.29	(4.51)	736,046	0.90	0.90	0.85	0.85	4.17	72

9.07	(2.69)	838,154	0.87	0.87	0.85	0.85	2.99	34

8.32	2.61	54,094	1.60	1.60	1.60	1.60	3.57	57

8.40	2.24	60,176	1.60	1.60	1.60	1.60	3.45	21

8.50	6.48	57,503	1.61	1.61	1.60	1.60	3.81	34

8.29	(5.23)	49,975	1.65	1.65	1.60	1.60	3.41	72

9.07	(3.42)	59,579	1.62	1.62	1.60	1.60	2.23	34

$9.35	4.66%	$1,979,964	0.44%	0.44%	0.44%	0.44%	4.03%	56%

9.30	2.15	1,416,452	0.44	0.44	0.44	0.44	3.97	25

9.47	6.38	1,095,605	0.44	0.44	0.44	0.44	4.00	59

9.26	(1.88)	659,435	0.47	0.47	0.44	0.44	3.35	85

9.76	(3.93)	736,281	0.45	0.45	0.44	0.44	2.17	41

9.35	4.56	1,847,222	0.54	0.54	0.54	0.54	3.93	56

9.30	2.05	1,556,885	0.54	0.54	0.54	0.54	3.86	25

9.47	6.27	833,426	0.54	0.54	0.54	0.54	3.89	59

9.26	(1.98)	695,029	0.57	0.57	0.54	0.54	3.29	85

9.76	(4.02)	516,234	0.55	0.55	0.54	0.54	2.07	41

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund (Cont.)
I-3

03/31/2026	$9.30	$0.36	$0.05	$0.41	$(0.36)	$0.00	$(0.36)

03/31/2025	9.47	0.36	(0.17)	0.19	(0.36)	0.00	(0.36)

03/31/2024	9.26	0.37	0.19	0.56	(0.35)	0.00	(0.35)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

07/30/2021 - 03/31/2022	10.64	0.16	(0.90)	(0.74)	(0.14)	0.00	(0.14)
Class A

03/31/2026	9.30	0.35	0.05	0.40	(0.35)	0.00	(0.35)

03/31/2025	9.47	0.35	(0.18)	0.17	(0.34)	0.00	(0.34)

03/31/2024	9.26	0.34	0.21	0.55	(0.34)	0.00	(0.34)

03/31/2023	9.76	0.28	(0.50)	(0.22)	(0.28)	0.00	(0.28)

03/31/2022	10.38	0.19	(0.62)	(0.43)	(0.19)	0.00	(0.19)
Class C

03/31/2026	9.30	0.30	0.05	0.35	(0.30)	0.00	(0.30)

03/31/2025	9.47	0.30	(0.17)	0.13	(0.30)	0.00	(0.30)

03/31/2024	9.26	0.29	0.21	0.50	(0.29)	0.00	(0.29)

03/31/2023	9.76	0.24	(0.51)	(0.27)	(0.23)	0.00	(0.23)

03/31/2022	10.38	0.14	(0.62)	(0.48)	(0.14)	0.00	(0.14)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

03/31/2026	$10.22	$0.37	$0.12	$0.49	$(0.37)	$0.00	$(0.37)

03/31/2025	10.40	0.38	(0.18)	0.20	(0.38)	0.00	(0.38)

03/31/2024	10.27	0.36	0.13	0.49	(0.36)	0.00	(0.36)

03/31/2023	10.36	0.29	(0.11)	0.18	(0.27)	0.00	(0.27)

03/31/2022	11.01	0.21	(0.65)	(0.44)	(0.21)	0.00	(0.21)
I-2

03/31/2026	10.22	0.36	0.12	0.48	(0.36)	0.00	(0.36)

03/31/2025	10.40	0.36	(0.17)	0.19	(0.37)	0.00	(0.37)

03/31/2024	10.27	0.36	0.12	0.48	(0.35)	0.00	(0.35)

03/31/2023	10.36	0.26	(0.09)	0.17	(0.26)	0.00	(0.26)

03/31/2022	11.01	0.20	(0.65)	(0.45)	(0.20)	0.00	(0.20)
Class A

03/31/2026	10.22	0.34	0.12	0.46	(0.34)	0.00	(0.34)

03/31/2025	10.40	0.34	(0.18)	0.16	(0.34)	0.00	(0.34)

03/31/2024	10.27	0.33	0.13	0.46	(0.33)	0.00	(0.33)

03/31/2023	10.36	0.24	(0.10)	0.14	(0.23)	0.00	(0.23)

03/31/2022	11.01	0.17	(0.65)	(0.48)	(0.17)	0.00	(0.17)
Class C

03/31/2026	10.22	0.28	0.12	0.40	(0.28)	0.00	(0.28)

03/31/2025	10.40	0.29	(0.18)	0.11	(0.29)	0.00	(0.29)

03/31/2024	10.27	0.28	0.13	0.41	(0.28)	0.00	(0.28)

03/31/2023	10.36	0.19	(0.10)	0.09	(0.18)	0.00	(0.18)

03/31/2022	11.01	0.12	(0.65)	(0.53)	(0.12)	0.00	(0.12)

PIMCO New York Municipal Bond Fund
Institutional Class

03/31/2026	$10.61	$0.39	$0.03	$0.42	$(0.39)	$0.00	$(0.39)

03/31/2025	10.85	0.39	(0.24)	0.15	(0.39)	0.00	(0.39)

03/31/2024	10.69	0.39	0.16	0.55	(0.39)	0.00	(0.39)

03/31/2023	11.11	0.32	(0.42)	(0.10)	(0.32)	0.00	(0.32)

03/31/2022	11.75	0.23	(0.64)	(0.41)	(0.23)	0.00	(0.23)
I-2

03/31/2026	10.61	0.38	0.03	0.41	(0.38)	0.00	(0.38)

03/31/2025	10.85	0.38	(0.24)	0.14	(0.38)	0.00	(0.38)

03/31/2024	10.69	0.38	0.16	0.54	(0.38)	0.00	(0.38)

03/31/2023	11.11	0.32	(0.43)	(0.11)	(0.31)	0.00	(0.31)

03/31/2022	11.75	0.22	(0.65)	(0.43)	(0.21)	0.00	(0.21)

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.35	4.51%	$45,875	0.59%	0.64%	0.59%	0.64%	3.88%	56%

9.30	2.00	26,800	0.59	0.64	0.59	0.64	3.79	25

9.47	6.22	9,865	0.59	0.64	0.59	0.64	3.94	59

9.26	(2.03)	1,643	0.62	0.67	0.59	0.64	3.37	85

9.76	(7.00)	535	0.60 *	0.65 *	0.59 *	0.64 *	2.47 *	41

9.35	4.34	933,659	0.75	0.75	0.75	0.75	3.72	56

9.30	1.83	785,436	0.75	0.75	0.75	0.75	3.66	25

9.47	6.05	645,072	0.75	0.75	0.75	0.75	3.67	59

9.26	(2.19)	541,571	0.78	0.78	0.75	0.75	3.04	85

9.76	(4.23)	637,217	0.76	0.76	0.75	0.75	1.84	41

9.35	3.82	32,801	1.25	1.25	1.25	1.25	3.22	56

9.30	1.33	31,606	1.25	1.25	1.25	1.25	3.17	25

9.47	5.53	29,913	1.25	1.25	1.25	1.25	3.17	59

9.26	(2.68)	30,867	1.28	1.28	1.25	1.25	2.53	85

9.76	(4.70)	37,528	1.26	1.26	1.25	1.25	1.35	41

$10.34	4.87%	$938,163	0.45%	0.45%	0.45%	0.45%	3.60%	36%

10.22	1.90	628,265	0.45	0.45	0.45	0.45	3.63	20

10.40	4.91	441,816	0.45	0.45	0.45	0.45	3.57	47

10.27	1.81	332,824	0.45	0.45	0.45	0.45	2.89	68

10.36	(4.06)	89,322	0.45	0.45	0.45	0.45	1.91	27

10.34	4.77	335,284	0.55	0.55	0.55	0.55	3.50	36

10.22	1.80	176,827	0.55	0.55	0.55	0.55	3.51	20

10.40	4.81	99,845	0.55	0.55	0.55	0.55	3.49	47

10.27	1.70	48,769	0.55	0.55	0.55	0.55	2.58	68

10.36	(4.16)	40,567	0.55	0.55	0.55	0.55	1.81	27

10.34	4.51	168,253	0.80	0.80	0.80	0.80	3.25	36

10.22	1.55	118,602	0.80	0.80	0.80	0.80	3.28	20

10.40	4.55	92,710	0.80	0.80	0.80	0.80	3.22	47

10.27	1.45	64,286	0.80	0.80	0.80	0.80	2.35	68

10.36	(4.40)	51,778	0.80	0.80	0.80	0.80	1.57	27

10.34	3.99	5,081	1.30	1.30	1.30	1.30	2.75	36

10.22	1.04	4,773	1.30	1.30	1.30	1.30	2.79	20

10.40	4.03	5,009	1.30	1.30	1.30	1.30	2.74	47

10.27	0.94	2,656	1.30	1.30	1.30	1.30	1.87	68

10.36	(4.87)	2,237	1.30	1.30	1.30	1.30	1.06	27

$10.64	4.08%	$303,392	0.445%	0.445%	0.445%	0.445%	3.72%	44%

10.61	1.34	290,696	0.445	0.445	0.445	0.445	3.57	14

10.85	5.25	235,716	0.445	0.445	0.445	0.445	3.69	18

10.69	(0.78)	142,333	0.455	0.455	0.445	0.445	3.03	64

11.11	(3.62)	190,751	0.445	0.445	0.445	0.445	1.95	23

10.64	3.97	183,218	0.545	0.545	0.545	0.545	3.62	44

10.61	1.24	149,839	0.545	0.545	0.545	0.545	3.47	14

10.85	5.14	108,170	0.545	0.545	0.545	0.545	3.59	18

10.69	(0.88)	69,923	0.555	0.555	0.545	0.545	2.97	64

11.11	(3.71)	72,230	0.545	0.545	0.545	0.545	1.84	23

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO New York Municipal Bond Fund (Cont.)
I-3

03/31/2026	$10.61	$0.38	$0.03	$0.41	$(0.38)	$0.00	$(0.38)

03/31/2025	10.85	0.37	(0.24)	0.13	(0.37)	0.00	(0.37)

03/31/2024	10.69	0.38	0.15	0.53	(0.37)	0.00	(0.37)

03/31/2023	11.11	0.34	(0.45)	(0.11)	(0.31)	0.00	(0.31)

07/30/2021 - 03/31/2022	12.03	0.16	(0.94)	(0.78)	(0.14)	0.00	(0.14)
Class A

03/31/2026	10.61	0.36	0.03	0.39	(0.36)	0.00	(0.36)

03/31/2025	10.85	0.35	(0.24)	0.11	(0.35)	0.00	(0.35)

03/31/2024	10.69	0.35	0.16	0.51	(0.35)	0.00	(0.35)

03/31/2023	11.11	0.29	(0.42)	(0.13)	(0.29)	0.00	(0.29)

03/31/2022	11.75	0.19	(0.64)	(0.45)	(0.19)	0.00	(0.19)
Class C

03/31/2026	10.61	0.28	0.03	0.31	(0.28)	0.00	(0.28)

03/31/2025	10.85	0.27	(0.24)	0.03	(0.27)	0.00	(0.27)

03/31/2024	10.69	0.27	0.16	0.43	(0.27)	0.00	(0.27)

03/31/2023	11.11	0.21	(0.42)	(0.21)	(0.21)	0.00	(0.21)

03/31/2022	11.75	0.10	(0.64)	(0.54)	(0.10)	0.00	(0.10)

PIMCO Short Duration Municipal Income Fund
Institutional Class

03/31/2026	$8.29	$0.27	$0.07	$0.34	$(0.28)	$0.00	$(0.28)

03/31/2025	8.30	0.28	(0.01)	0.27	(0.28)	0.00	(0.28)

03/31/2024	8.27	0.26	0.03	0.29	(0.26)	0.00	(0.26)

03/31/2023	8.33	0.17	(0.06)	0.11	(0.17)	0.00	(0.17)

03/31/2022	8.58	0.09	(0.25)	(0.16)	(0.09)	0.00	(0.09)
I-2

03/31/2026	8.29	0.27	0.06	0.33	(0.27)	0.00	(0.27)

03/31/2025	8.30	0.27	(0.01)	0.26	(0.27)	0.00	(0.27)

03/31/2024	8.27	0.25	0.03	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.16	(0.06)	0.10	(0.16)	0.00	(0.16)

03/31/2022	8.58	0.08	(0.25)	(0.17)	(0.08)	0.00	(0.08)
I-3

03/31/2026	8.29	0.26	0.06	0.32	(0.26)	0.00	(0.26)

03/31/2025	8.30	0.26	(0.01)	0.25	(0.26)	0.00	(0.26)

03/31/2024	8.27	0.26	0.02	0.28	(0.25)	0.00	(0.25)

03/31/2023	8.33	0.17	(0.07)	0.10	(0.16)	0.00	(0.16)

07/30/2021 - 03/31/2022	8.61	0.05	(0.28)	(0.23)	(0.05)	0.00	(0.05)
Class A

03/31/2026	8.29	0.24	0.06	0.30	(0.24)	0.00	(0.24)

03/31/2025	8.30	0.24	(0.01)	0.23	(0.24)	0.00	(0.24)

03/31/2024	8.27	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2023	8.33	0.13	(0.05)	0.08	(0.14)	0.00	(0.14)

03/31/2022	8.58	0.05	(0.25)	(0.20)	(0.05)	0.00	(0.05)
Class C

03/31/2026	8.29	0.22	0.06	0.28	(0.22)	0.00	(0.22)

03/31/2025	8.30	0.22	(0.01)	0.21	(0.22)	0.00	(0.22)

03/31/2024	8.27	0.20	0.03	0.23	(0.20)	0.00	(0.20)

03/31/2023	8.33	0.11	(0.06)	0.05	(0.11)	0.00	(0.11)

03/31/2022	8.58	0.03	(0.25)	(0.22)	(0.03)	0.00	(0.03)

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.64	3.92%	$3,137	0.595%		0.645%		0.595%		0.645%		3.57%		44%

10.61	1.19	1,554	0.595		0.645		0.595		0.645		3.41		14

10.85	5.09	1,183	0.595		0.645		0.595		0.645		3.54		18

10.69	(0.93)	577	0.605		0.655		0.595		0.645		3.15		64

11.11	(6.54)	117	0.595	*	0.645	*	0.595	*	0.645	*	2.10	*	23

10.64	3.74	463,317	0.775		0.775		0.775		0.775		3.39		44

10.61	1.01	423,243	0.775		0.775		0.775		0.775		3.23		14

10.85	4.90	303,563	0.775		0.775		0.775		0.775		3.34		18

10.69	(1.11)	254,890	0.785		0.785		0.775		0.775		2.72		64

11.11	(3.94)	321,595	0.775		0.775		0.775		0.775		1.61		23

10.64	2.96	7,215	1.525		1.525		1.525		1.525		2.64		44

10.61	0.26	10,132	1.525		1.525		1.525		1.525		2.50		14

10.85	4.12	11,961	1.525		1.525		1.525		1.525		2.58		18

10.69	(1.85)	15,638	1.535		1.535		1.525		1.525		1.98		64

11.11	(4.66)	18,104	1.525		1.525		1.525		1.525		0.86		23

$8.35	4.11%	$250,148	0.33%		0.33%		0.33%		0.33%		3.28%		45%

8.29	3.25	178,878	0.33		0.33		0.33		0.33		3.33		41

8.30	3.55	221,663	0.33		0.33		0.33		0.33		3.15		49

8.27	1.35	194,899	0.33		0.33		0.33		0.33		2.01		73

8.33	(1.90)	189,441	0.33		0.33		0.33		0.33		1.02		51

8.35	4.01	187,180	0.43		0.43		0.43		0.43		3.18		45

8.29	3.15	114,994	0.43		0.43		0.43		0.43		3.22		41

8.30	3.44	99,771	0.43		0.43		0.43		0.43		3.02		49

8.27	1.24	113,751	0.43		0.43		0.43		0.43		1.91		73

8.33	(2.00)	109,765	0.43		0.43		0.43		0.43		0.92		51

8.35	3.96	14,548	0.48		0.53		0.48		0.53		3.13		45

8.29	3.10	12,352	0.48		0.53		0.48		0.53		3.17		41

8.30	3.40	9,511	0.48		0.53		0.48		0.53		3.16		49

8.27	1.18	32	0.48		0.53		0.48		0.53		2.11		73

8.33	(2.69)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.85	*	51

8.35	3.70	141,170	0.73		0.73		0.73		0.73		2.88		45

8.29	2.84	111,551	0.73		0.73		0.73		0.73		2.92		41

8.30	3.14	100,557	0.73		0.73		0.73		0.73		2.72		49

8.27	0.94	140,520	0.73		0.73		0.73		0.73		1.60		73

8.33	(2.29)	191,066	0.73		0.73		0.73		0.73		0.62		51

8.35	3.39	2,212	1.03		1.03		1.03		1.03		2.58		45

8.29	2.53	2,299	1.03		1.03		1.03		1.03		2.63		41

8.30	2.83	3,530	1.03		1.03		1.03		1.03		2.43		49

8.27	0.64	4,088	1.03		1.03		1.03		1.03		1.33		73

8.33	(2.59)	4,649	1.03		1.03		1.03		1.03		0.33		51

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
Class C-2

03/31/2026	$8.29	$0.20	$0.06	$0.26	$(0.20)	$0.00	$(0.20)

03/31/2025	8.30	0.20	(0.01)	0.19	(0.20)	0.00	(0.20)

03/31/2024	8.27	0.18	0.03	0.21	(0.18)	0.00	(0.18)

03/31/2023	8.33	0.09	(0.05)	0.04	(0.10)	0.00	(0.10)

03/31/2022	8.58	0.01	(0.25)	(0.24)	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges and Variable Contract fees or expenses..

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.35	3.18%	$359	1.23%	1.23%	1.23%	1.23%	2.38%	45%

8.29	2.33	286	1.23	1.23	1.23	1.23	2.43	41

8.30	2.62	154	1.23	1.23	1.23	1.23	2.23	49

8.27	0.44	114	1.23	1.23	1.23	1.23	1.06	73

8.33	(2.78)	167	1.23	1.23	1.23	1.23	0.13	51

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities	$312,013	$525,081	$211,534	$5,597,965
Investments in Affiliates	18,811	37,871	21,277	450,712
Cash	0	604	0	1
Deposits with counterparty	0	0	0	0
Receivable for investments sold	3	0	2	19,192
Receivable for Fund shares sold	193	791	898	11,042
Interest and/or dividends receivable	2,919	4,955	2,159	71,037
Dividends receivable from Affiliates	70	146	66	1,580
Reimbursement receivable from PIMCO	0	0	0	2
Total Assets	334,009	569,448	235,936	6,151,531

Liabilities:

Payable for investments purchased	$2,925	$2,824	$2,025	$2,369
Payable for investments in Affiliates purchased	72	150	68	1,627
Payable for unfunded loan commitments	0	0	0	85,050
Payable for Fund shares redeemed	270	687	895	18,955
Distributions payable	157	7	48	2,008
Accrued investment advisory fees	61	98	34	1,523
Accrued supervisory and administrative fees	70	135	33	1,486
Accrued distribution fees	1	2	0	34
Accrued servicing fees	17	33	3	300
Total Liabilities	3,573	3,936	3,106	113,352

Commitments and Contingent Liabilities^

Net Assets	$330,436	$565,512	$232,830	$6,038,179

Net Assets Consist of:

Paid in capital	$340,998	$573,345	$239,044	$6,328,115
Distributable earnings (accumulated loss)	(10,562)	(7,833)	(6,214)	(289,936)

Net Assets	$330,436	$565,512	$232,830	$6,038,179

Cost of investments in securities	$309,732	$523,745	$210,692	$5,692,839
Cost of investments in Affiliates	$18,811	$37,866	$21,269	$450,603

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$4,371,984	$1,307,701	$937,893	$539,415
414,240	122,609	11,030	52,437
0	646	0	0
0	0	5	0
0	2	0	5
15,442	6,269	2,289	5,071
50,215	14,278	10,623	5,622
1,473	419	82	196
2	0	0	1
4,853,356	1,451,924	961,922	602,747

$0	$0	$0	$3,170
1,516	431	83	201
0	0	0	0
9,042	4,006	1,032	3,525
1,110	93	26	10
796	261	179	87
1,160	314	221	107
13	2	4	1
198	36	98	29
13,835	5,143	1,643	7,130

$4,839,521	$1,446,781	$960,279	$595,617

$4,960,932	$1,451,594	$1,001,265	$611,072
(121,411)	(4,813)	(40,986)	(15,455)

$4,839,521	$1,446,781	$960,279	$595,617

$4,319,649	$1,291,264	$939,637	$535,804
$414,157	$122,593	$11,029	$52,426

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$183,386	$231,275	$186,099	$2,765,091
I-2	61,391	173,343	28,517	1,749,361
I-3	N/A	N/A	N/A	65,423
Class A	84,383	158,238	18,214	1,404,210
Class C	1,276	2,656	N/A	54,094
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	19,658	21,771	19,169	332,331
I-2	6,581	16,317	2,937	210,258
I-3	N/A	N/A	N/A	7,863
Class A	9,045	14,895	1,876	168,773
Class C	137	250	N/A	6,502
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.33	$10.62	$9.71	$8.32
I-2	9.33	10.62	9.71	8.32
I-3	N/A	N/A	N/A	8.32
Class A	9.33	10.62	9.71	8.32
Class C	9.33	10.62	N/A	8.32
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$1,979,964	$938,163	$303,392	$250,148
1,847,222	335,284	183,218	187,180
45,875	N/A	3,137	14,548
933,659	168,253	463,317	141,170
32,801	5,081	7,215	2,212
N/A	N/A	N/A	359

211,804	90,746	28,515	29,953
197,604	32,431	17,220	22,413
4,907	N/A	295	1,742
99,877	16,275	43,546	16,904
3,509	492	678	265
N/A	N/A	N/A	43

$9.35	$10.34	$10.64	$8.35
9.35	10.34	10.64	8.35
9.35	N/A	10.64	8.35
9.35	10.34	10.64	8.35
9.35	10.34	10.64	8.35
N/A	N/A	N/A	8.35

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$9,245	$17,504	$5,248	$278,625
Dividends	21	0	22	110
Dividends from Investments in Affiliates	698	1,135	986	16,829
Miscellaneous income	0	0	0	168
Total Income	9,964	18,639	6,256	295,732

Expenses:

Investment advisory fees	583	947	351	17,126
Supervisory and administrative fees	667	1,299	345	16,739
Distribution and/or servicing fees - Class A	155	332	47	3,401
Distribution and/or servicing fees - Class C	17	25	0	558
Distribution and/or servicing fees - Class C-2	0	0	0	0
Trustee fees	2	3	1	36
Interest expense	0	13	3	2
Total Expenses	1,424	2,619	747	37,862
Waiver and/or Reimbursement by PIMCO	0	0	0	(34)
Net Expenses	1,424	2,619	747	37,828

Net Investment Income (Loss)	8,540	16,020	5,509	257,904

Net Realized Gain (Loss):

Investments in securities	(349)	(701)	22	(44,725)
Investments in Affiliates	(2)	(2)	0	26
Exchange-traded or centrally cleared financial derivative instruments	0	222	0	(586)

Net Realized Gain (Loss)	(351)	(481)	22	(45,285)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	1,820	2,970	1,650	(19,214)
Investments in Affiliates	1	1	6	100
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	140

Net Change in Unrealized Appreciation (Depreciation)	1,821	2,971	1,656	(18,974)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,010	$18,510	$7,187	$193,645

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$181,031	$44,192	$36,386	$16,173
33	0	26	25
11,889	3,352	1,313	1,973
0	0	0	0
192,953	47,544	37,725	18,171

8,612	2,580	2,036	904
12,597	3,100	2,510	1,137
2,094	344	1,079	316
236	36	82	12
0	0	0	2
25	7	6	3
157	0	28	3
23,721	6,067	5,741	2,377
(19)	0	(1)	(7)
23,702	6,067	5,740	2,370

169,251	41,477	31,985	15,801

(32,261)	(2,100)	(5,502)	726
74	(1)	22	0
1,894	(6)	465	0

(30,293)	(2,107)	(5,015)	726

48,077	12,437	6,979	2,537
36	10	(12)	8
87	21	0	0

48,200	12,468	6,967	2,545

$187,158	$51,838	$33,937	$19,072

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,540	$6,216	$16,020	$9,132	$5,509	$3,662	$257,904	$219,241
Net realized gain (loss)	(351)	(279)	(481)	(377)	22	(81)	(45,285)	2,676
Net change in unrealized appreciation (depreciation)	1,821	(3,026)	2,971	(5,409)	1,656	(172)	(18,974)	(76,986)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,010	2,911	18,510	3,346	7,187	3,409	193,645	144,931

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(5,066)	(4,003)	(6,981)	(3,716)	(4,382)	(2,605)	(119,694)	(101,146)
I-2	(1,521)	(787)	(4,524)	(2,129)	(669)	(575)	(73,117)	(61,878)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(2,988)	(2,582)
Class A	(1,906)	(1,332)	(4,432)	(3,195)	(463)	(475)	(58,437)	(49,150)
Class C	(41)	(61)	(65)	(70)	N/A	N/A	(1,977)	(2,032)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(8,534)	(6,183)	(16,002)	(9,110)	(5,514)	(3,655)	(256,213)	(216,788)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	131,087	9,803	227,324	169,886	91,251	17,519	533,100	1,430,399

Total Increase (Decrease) in Net Assets	132,563	6,531	229,832	164,122	92,924	17,273	470,532	1,358,542

Net Assets:

Beginning of year	197,873	191,342	335,680	171,558	139,906	122,633	5,567,647	4,209,105
End of year	$330,436	$197,873	$565,512	$335,680	$232,830	$139,906	$6,038,179	$5,567,647

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$169,251	$119,841	$41,477	$27,624	$31,985	$26,134	$15,801	$12,985
(30,293)	(1,292)	(2,107)	(1,619)	(5,015)	(896)	726	(212)
48,200	(64,236)	12,468	(13,228)	6,967	(18,866)	2,545	(193)

187,158	54,313	51,838	12,777	33,937	6,372	19,072	12,580

(69,939)	(50,024)	(27,734)	(19,393)	(11,141)	(9,489)	(6,543)	(6,354)
(65,542)	(40,515)	(9,115)	(4,639)	(5,937)	(4,604)	(5,281)	(3,184)
(1,439)	(689)	N/A	N/A	(72)	(47)	(419)	(359)
(31,176)	(26,391)	(4,482)	(3,409)	(14,648)	(11,691)	(3,696)	(2,996)
(1,011)	(961)	(133)	(138)	(214)	(281)	(55)	(75)
N/A	N/A	N/A	N/A	N/A	N/A	(7)	(4)

(169,107)	(118,580)	(41,464)	(27,579)	(32,012)	(26,112)	(16,001)	(12,972)

1,004,291	1,267,565	507,940	303,889	82,890	234,611	172,186	(14,434)

1,022,342	1,203,298	518,314	289,087	84,815	214,871	175,257	(14,826)

3,817,179	2,613,881	928,467	639,380	875,464	660,593	420,360	435,186
$4,839,521	$3,817,179	$1,446,781	$928,467	$960,279	$875,464	$595,617	$420,360

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.4%

MUNICIPAL BONDS & NOTES 83.9%

ALABAMA 0.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$1,500	$1,516

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	800	863

		2,379

ARIZONA 0.2%

Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2041	725	775

CALIFORNIA 76.9%

Acalanes Union High School District, California General Obligation Bonds, Series 2010
6.250% due 08/01/2035	250	278

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (c)	2,000	1,158

Alameda County, California Joint Powers Authority Revenue Notes, Series 2023
5.000% due 12/01/2032	1,000	1,151

Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007
0.000% due 08/01/2030 (b)	385	337

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2036	545	562

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (b)	225	146
0.000% due 08/01/2037 (b)	1,150	701
0.000% due 08/01/2038 (b)	1,755	1,007
0.000% due 08/01/2039 (b)	1,750	945

Bay Area Toll Authority, California Revenue Bonds, Series 2023
2.350% due 04/01/2055	2,500	2,500

Bay Area Toll Authority, California Revenue Bonds, Series 2024
2.150% due 04/01/2059	3,000	3,000
2.350% due 04/01/2059	2,000	2,000

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.250% due 07/01/2043	2,000	1,942

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	1,997

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,015
5.250% due 01/01/2054	1,000	1,058
5.250% due 11/01/2054	1,750	1,847

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,055
5.000% due 01/01/2055	4,365	4,459
5.000% due 02/01/2055	3,300	3,543

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,000	2,020
5.000% due 03/01/2056	2,000	2,154

California Community Choice Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2035	5,900	6,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2038	$1,000	$1,131

California Enterprise Development Authority Revenue Notes, Series 2026
5.000% due 07/01/2033	2,400	2,642

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,500

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,451
5.000% due 11/15/2032	350	363
5.000% due 02/01/2035	250	254

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,669

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2032	1,000	1,062

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2040	2,500	2,688

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	2,000	2,387
5.000% due 12/01/2035	1,000	1,105

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	1,872	1,885

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	2,000	2,012

California Housing Finance Agency Revenue Bonds, Series 2025
2.950% due 06/01/2046	2,750	2,747
3.250% due 06/01/2055	2,000	2,006

California Housing Finance Agency Revenue Notes, Series 2024
1.500% due 12/01/2027	1,900	1,900

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	2,458	2,060

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,745
6.000% due 03/01/2053	2,000	2,022

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2036	1,100	1,141

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,250	1,242

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	1,195	1,237

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	1,800	1,799

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	2,000	1,992

California Municipal Finance Authority Revenue Bonds, Series 2020
2.875% due 10/01/2045	3,200	3,198

California Municipal Finance Authority Revenue Bonds, Series 2021
3.250% due 07/01/2051	4,500	4,500
3.450% due 07/01/2041	1,600	1,600
4.000% due 11/01/2036	1,000	950
4.000% due 09/01/2040 (e)	1,500	1,347

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,000	1,032

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	400	441
5.000% due 09/01/2054	500	514

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2025
2.950% due 01/01/2056	$1,800	$1,801
3.537% due 02/20/2041	1,981	1,693
3.998% due 11/20/2040	3,488	3,341

California Municipal Finance Authority Revenue Bonds, Series 2026
2.500% due 03/01/2046	3,100	3,046

California Municipal Finance Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	270	279

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2044	625	637

California Municipal Finance Authority Special Tax Bonds, Series 2025
5.000% due 09/01/2040	1,745	1,788
5.000% due 09/01/2045	935	943

California Municipal Finance Authority Special Tax Notes, Series 2025
4.625% due 09/01/2035	500	501

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.450% due 11/01/2040	2,000	2,001

California Pollution Control Financing Authority Revenue Bonds, Series 2023
2.875% due 07/01/2043	3,500	3,495

California Pollution Control Financing Authority Revenue Notes, Series 2019
5.000% due 07/01/2029	855	880

California Public Finance Authority Revenue Bonds, Series 2022
4.000% due 07/15/2038	1,500	1,538

California School Finance Authority Revenue Bonds, Series 2020
4.000% due 07/01/2034	300	310

California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	120	120

California School Finance Authority Revenue Notes, Series 2020
4.000% due 07/01/2029	250	259

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,500	1,500

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2034	1,800	1,805

California State General Obligation Bonds, Series 2025
3.600% due 12/01/2035	560	569

California State General Obligation Notes, Series 2020
4.000% due 11/01/2030	245	259

California State General Obligation Notes, Series 2024
3.100% due 12/01/2033	300	299

California State Public Works Board Revenue Bonds, Series 2025
5.000% due 11/01/2043	2,000	2,186

California State Public Works Board Revenue Notes, Series 2017
5.000% due 10/01/2027	220	229

California State Public Works Board Revenue Notes, Series 2022
5.000% due 08/01/2032	225	249

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	986

California State University Revenue Bonds, Series 2025
5.000% due 11/01/2042	500	563
5.250% due 11/01/2050	500	537

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
5.000% due 07/01/2031	600	631

California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025
4.250% due 09/01/2067	1,750	1,780

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2003
5.000% due 05/01/2033	$300	$324

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	1,000	1,002
5.000% due 05/15/2032	500	501
5.250% due 12/01/2056	1,100	1,100

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2026
2.700% due 04/01/2032 (a)	2,325	2,282
2.850% due 10/01/2032 (a)	600	590

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2026	1,000	1,002

California Statewide Communities Development Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	2,100	2,370

California Statewide Communities Development Authority Special Assessment Bonds, (AGM Insured), Series 2026
5.000% due 09/02/2036	425	488

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	1,175	1,211

California Statewide Communities Development Authority Special Assessment Notes, (AGM Insured), Series 2026
5.000% due 09/02/2032	455	508
5.000% due 09/02/2034	325	370

California Statewide Communities Development Authority Special Assessment Notes, Series 2026
5.000% due 09/02/2030	500	542

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019
5.000% due 08/01/2032	250	257

Central Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2025
5.000% due 08/01/2034	325	376

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	3,000	3,158

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (b)	3,475	1,890

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (b)	3,515	2,229

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2035	100	106

Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2032	135	144
5.000% due 09/01/2033	155	166
5.000% due 09/01/2034	100	107

Escondido, California General Obligation Bonds, Series 2015
5.000% due 09/01/2036	500	501

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,000	964

Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016
4.000% due 08/01/2028	905	909

Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016
4.000% due 04/01/2026	330	330

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	1,000	858
3.714% due 06/01/2041	1,000	793
3.850% due 06/01/2050	915	837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021
4.000% due 06/01/2033	$295	$309

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	1,565	1,274

Irvine Unified School District, California Special Tax Notes, (BAM Insured),Series 2024
5.000% due 09/01/2033	500	571

Irvine, California Special Assessment Bonds, Series 2004
2.400% due 09/02/2029	2,000	2,000

Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2037	325	371
5.000% due 09/01/2038	250	283
5.000% due 09/01/2039	250	282
5.000% due 09/01/2041	225	250
5.000% due 09/01/2042	350	385

Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2034	350	368

Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006
0.000% due 11/01/2028 (b)	500	463

Lancaster County Hospital Authority, California Revenue Notes, (BAM Insured), Series 2024
5.000% due 05/01/2033	425	485

Lincoln, California Special Tax Bonds, Series 2025
5.000% due 09/01/2045	615	623

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,750	1,078

Long Beach, California Harbor Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,024

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2036	1,000	1,118

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	900	907

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,500	1,615

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	938
5.000% due 05/15/2041	1,000	1,001

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,586

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2041	2,000	1,942

Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,003

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	1,200	1,158

Los Angeles Housing Authority, California Revenue Bonds, Series 2025
3.000% due 01/01/2046	3,000	3,000

Los Angeles Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2038	1,000	1,130

Los Angeles Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2031	500	564

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	1,500	1,510

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016
5.000% due 10/01/2028	$375	$376

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2044	1,000	1,002

Mountain House Community Facilities District, California Special Tax Notes, Series 2025
4.250% due 09/01/2035	400	398

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
4.000% due 09/01/2039	1,000	1,022

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	346

Napa Valley Unified School District, California General Obligation Bonds, Series 2025
4.500% due 08/01/2055	1,000	984

Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022
4.000% due 06/01/2036	405	417

Northern California Gas Authority, Revenue Bonds, Series 2007
3.348% (0.67*US0003M + 0.720%) due 07/01/2027 ~	615	614

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2035	500	562

Pasadena Unified School District, California General Obligation Bonds, Series 2016
5.000% due 08/01/2029	250	252

Port of Los Angeles, California Revenue Notes, Series 2024
5.000% due 08/01/2031	1,000	1,096

Rancho Cordova, California Special Tax Bonds, Series 2026
5.000% due 09/01/2041	400	413

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
2.330% due 05/15/2045	3,255	3,255
2.550% due 05/15/2045	2,500	2,500

Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 09/01/2037	350	394

Rialto, California Special Tax Bonds, Series 2026
5.000% due 09/01/2041	200	206

Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 09/01/2029 (b)	450	407

Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014
3.250% due 09/01/2026	325	325

River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022
5.000% due 09/01/2034	500	542

River Islands Public Financing Authority, California Special Tax Notes, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	585

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	327
5.000% due 09/01/2044	480	491

Roseville, California Special Tax Bonds, Series 2025
5.000% due 09/01/2040	400	409
5.000% due 09/01/2045	835	840

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2049	2,500	2,611

Sacramento County, California Airport System Revenue Notes, Series 2018
5.000% due 07/01/2028	750	785

San Bernardino Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2034	335	339

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	$2,750	$2,955

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.000% due 07/01/2039	1,500	1,597

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,130	1,167

San Diego Housing Authority, Inc., California Revenue Bonds,(HUD Insured), Series 2024
4.200% due 06/01/2040	2,470	2,444

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016
5.000% due 08/01/2035	400	403

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023
5.000% due 10/15/2031	210	239

San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2024
5.000% due 10/15/2032	300	347

San Diego Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	1,640	1,838

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2041	2,000	2,264

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,100
5.000% due 05/01/2049	1,040	1,043

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024
5.000% due 05/01/2032	1,000	1,099

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2035	1,560	1,733

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	1,000	1,026

San Francisco, California City & County Certificates of Participation Bonds, Series 2024
5.000% due 04/01/2035	500	580

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,250	1,319

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	985

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	5,400	5,885

San Jose Financing Authority, California Revenue Notes, Series 2021
4.000% due 10/01/2028	175	182

San Marcos Schools Financing Authority, California Special Tax Notes, Series 2024
5.000% due 09/01/2033	400	457

San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2041	700	782

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (b)	380	376

Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022
5.000% due 12/01/2034	400	452

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,500	1,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santa Cruz County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2025
5.000% due 09/01/2036	$300	$351

Soledad Unified School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	226
5.000% due 08/01/2034	330	380

Southwestern Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,845	1,811

Stanislaus Union School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2031	370	412

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2040	500	549

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,061

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	500	531

University of California Revenue Bonds, Series 2013
2.300% due 05/15/2048	3,000	3,000
2.330% due 05/15/2048	2,500	2,500

University of California Revenue Bonds, Series 2026
5.000% due 11/15/2043	2,900	3,195

Ventura Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2039	360	395

Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025
5.000% due 05/01/2033	500	581

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2038	300	338

West Basin Municipal Water District, California Revenue Bonds, Series 2016
5.000% due 08/01/2034	250	250

West Contra Costa Healthcare District, California Special Tax Notes, Series 2021
5.000% due 07/01/2029	120	130

		254,207

FLORIDA 0.2%

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (b)	650	474

GEORGIA 0.2%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	700	741

ILLINOIS 0.2%

University of Illinois Revenue Notes, Series 2018
5.000% due 04/01/2028	625	653

MICHIGAN 1.2%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.228% (TSFR3M) due 07/01/2032 ~	1,500	1,496

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,500	2,517

		4,013

MULTI-STATE 1.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,448	1,218

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.033% due 12/25/2036	$1,544	$1,534

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	1,770	1,677

		4,429

NEW HAMPSHIRE 0.5%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.580% due 07/20/2039	1,582	1,520

OHIO 0.4%

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	200	206

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	1,000	1,032

		1,238

PENNSYLVANIA 0.3%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,000	1,085

PUERTO RICO 1.5%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	525	513

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,665
0.000% due 07/01/2046 (b)	1,300	458
5.000% due 07/01/2058	1,250	1,190

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	1,000	997

		4,823

TEXAS 0.3%

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,000	1,076

Total Municipal Bonds & Notes (Cost $275,454)		277,413

U.S. GOVERNMENT AGENCIES 3.3%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	1,954	1,816
3.660% due 01/01/2039	1,935	1,832
3.720% due 01/01/2041	1,957	1,843
3.850% due 02/01/2038 - 07/01/2041	4,524	4,307
4.850% due 08/01/2038	973	1,023

Total U.S. Government Agencies (Cost $10,489)		10,821

U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Notes
3.375% due 02/29/2028	8,300	8,235
3.500% due 02/28/2031	6,800	6,669
4.125% due 03/31/2031	600	604
4.250% due 02/28/2031	3,300	3,343
4.625% due 04/30/2031	4,200	4,326

Total U.S. Treasury Obligations (Cost $23,187)		23,177

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (d)	602,168	$602

Total Short-Term Instruments (Cost $602)		602

Total Investments in Securities (Cost $309,732)		312,013

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.7%

SHORT-TERM INSTRUMENTS 5.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%

PIMCO Short-Term Floating NAV Portfolio III	1,931,524	$18,811

Total Short-Term Instruments (Cost $18,811)		18,811

Total Investments in Affiliates (Cost $18,811)		18,811

Total Investments 100.1% (Cost $328,543)		$330,824

Other Assets and Liabilities, net (0.1)%		(388)

Net Assets 100.0%		$330,436

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$ 1,365	$1,347	0.41%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,379	$0	$2,379
Arizona	0	775	0	775
California	0	254,207	0	254,207
Florida	0	474	0	474
Georgia	0	741	0	741
Illinois	0	653	0	653
Michigan	0	4,013	0	4,013
Multi-State	0	4,429	0	4,429
New Hampshire	0	1,520	0	1,520
Ohio	0	1,238	0	1,238
Pennsylvania	0	1,085	0	1,085
Puerto Rico	0	4,823	0	4,823

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Texas	$0	$1,076	$0	$1,076
U.S. Government Agencies	0	10,821	0	10,821
U.S. Treasury Obligations	0	23,177	0	23,177
Short-Term Instruments
Mutual Funds	602	0	0	602

	$602	$311,411	$0	$312,013

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,811	$0	$0	$18,811

Total Investments	$19,413	$311,411	$0	$330,824

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO California Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%

MUNICIPAL BONDS & NOTES 82.9%

ARIZONA 0.3%

Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2042	$750	$796
5.000% due 07/01/2044	1,100	1,154

		1,950

CALIFORNIA 77.2%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.000% due 10/01/2053 (c)	3,800	1,006

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2050 (d)	3,000	1,701

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,063

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
2.300% due 10/01/2054	3,445	3,445

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2047	4,000	4,009

Antelope Valley Union High School, California General Obligation Bonds, Series 2025
5.000% due 08/01/2054	4,000	4,164

Bay Area Toll Authority, California Revenue Bonds, Series 2017
5.000% due 04/01/2056	250	257

Bay Area Toll Authority, California Revenue Bonds, Series 2023
2.350% due 04/01/2055	8,715	8,715

Bay Area Toll Authority, California Revenue Bonds, Series 2024
2.150% due 04/01/2059	3,000	3,000

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.125% due 07/01/2041	2,000	1,956

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	634
5.250% due 01/01/2054	750	794
5.250% due 11/01/2054	1,500	1,583
5.500% due 10/01/2054	990	1,077

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	5,000	5,277
5.000% due 01/01/2055	5,710	5,833
5.000% due 02/01/2055	5,500	5,905
5.000% due 11/01/2055	2,410	2,460

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	4,000	4,040

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	1,500	737

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	186

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	871
5.000% due 06/01/2050	1,020	931

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	302

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2039	1,500	1,682

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2041	$760	$841
5.000% due 10/01/2055	1,500	1,560

California Enterprise Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2049	4,700	4,865

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	200

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,250
4.000% due 10/01/2036	1,000	995
4.000% due 11/15/2041	100	97

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	2,500	2,419

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	992

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	1,056

California Health Facilities Financing Authority Revenue Bonds, Series 2023
2.550% due 03/01/2041	6,285	6,285

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.000% due 11/15/2044	1,500	1,625

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,000	4,408
5.250% due 08/15/2050	2,500	2,676

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024
4.100% due 07/01/2040	1,900	1,868

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.250% due 08/01/2041	2,970	2,929

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	1,750	1,761

California Housing Finance Agency Revenue Bonds, Series 2025
3.250% due 06/01/2055	4,000	4,012

California Housing Finance Agency Revenue Notes, Series 2024
1.500% due 12/01/2027	3,000	3,000

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	223	187

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,745
6.000% due 03/01/2053	1,500	1,516

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	4,000	354
4.000% due 07/01/2050	1,000	926
4.125% due 01/01/2035	405	388
5.000% due 01/01/2055	480	411

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.125% due 07/01/2054	1,000	914

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
5.000% due 05/15/2042	2,240	2,468

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2035	1,175	1,226

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	300	279

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	2,000	1,988

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	2,290	2,370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 12/01/2042	$1,900	$1,898

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 01/01/2042	1,750	1,754

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	307
5.000% due 12/31/2043	1,000	1,010

California Municipal Finance Authority Revenue Bonds, Series 2021
3.450% due 07/01/2041	2,800	2,800
4.000% due 11/01/2036	1,495	1,421
4.000% due 09/01/2040 (e)	2,610	2,343
4.000% due 09/01/2050 (e)	1,110	892

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,040

California Municipal Finance Authority Revenue Bonds, Series 2025
3.537% due 02/20/2041	3,467	2,963
3.998% due 11/20/2040	3,986	3,819
5.125% due 11/01/2040	1,350	1,404

California Municipal Finance Authority Revenue Notes, (HUD Insured),Series 2025
3.000% due 07/01/2031	2,500	2,500

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	402
5.125% due 09/01/2054	500	502

California Municipal Finance Authority Special Tax Bonds, Series 2025
5.000% due 09/01/2045	1,305	1,316
5.000% due 09/01/2050	1,450	1,451
5.000% due 09/01/2055	2,100	2,063
5.375% due 09/01/2050	920	944
5.375% due 09/01/2055	3,680	3,750

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	128

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	1,750	1,807

California Public Finance Authority Revenue Bonds, Series 2022
2.350% due 07/15/2062	5,040	5,040

California Public Finance Authority Revenue Bonds, Series 2024
2.150% due 08/01/2051	5,700	5,700

California Public Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2054	2,000	2,002

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(b)	250	150
5.000% due 06/01/2046	300	283

California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,115	1,091

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2064	1,000	907

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,000	1,000

California State General Obligation Bonds, Series 2016
4.000% due 09/01/2034	2,905	2,912

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	262

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	500	497

California State General Obligation Bonds, Series 2024
1.300% due 05/01/2050	7,000	7,000

California State General Obligation Bonds, Series 2025
5.000% due 03/01/2049	3,800	4,000

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State Public Works Board Revenue Bonds, Series 2025
5.000% due 11/01/2043	$2,000	$2,186
5.000% due 11/01/2044	3,000	3,252
5.000% due 04/01/2046	3,000	3,193

California State University Revenue Bonds, Series 2025
5.250% due 11/01/2050	6,000	6,445

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	700	708

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021
4.000% due 11/01/2051	2,250	2,021

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2025
5.000% due 07/01/2050	2,965	3,048

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2026
5.000% due 04/01/2056 (a)	2,750	2,795

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	2,000	2,162

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,503
5.000% due 06/01/2046	100	98
5.000% due 12/01/2046	550	550
5.250% due 12/01/2056	1,000	1,000

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,100
5.000% due 12/01/2057	100	99

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,450	1,252

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	2,000	2,177

California Statewide Communities Development Authority Special Assessment Bonds, (AGM Insured), Series 2026
5.000% due 09/02/2042	430	468
5.000% due 09/02/2043	450	487
5.000% due 09/02/2045	200	213

California Statewide Communities Development Authority Special Assessment Bonds, Series 2024
5.000% due 09/02/2044	2,000	2,061

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.500% due 09/02/2045	1,050	1,012
4.750% due 09/02/2040	1,285	1,307

California Statewide Communities Development Authority Special Tax Bonds, Series 2026
5.000% due 09/02/2056	3,180	3,208

Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2025
5.250% due 08/01/2054	2,100	2,192

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (c)	265	196

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	700	737

Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	1,000	1,060

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,200	1,116

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	1,000	1,024

Citrus Community College District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clovis Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2041	$600	$644

Clovis Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	4,000	4,155

CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	430	393

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,235	1,094

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	500	528

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	347
3.400% due 10/01/2046	495	394
4.000% due 02/01/2057	500	374

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	1,000	655

Dublin Unified School District, California General Obligation Bonds, Series 2023
4.125% due 08/01/2049	3,965	3,800

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2025
5.000% due 06/01/2045	1,000	1,097

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2027	3,500	3,619

Eastern Municipal Water District, California Revenue Bonds, Series 2018
2.250% due 07/01/2046	2,500	2,500

Eastern Municipal Water District, California Revenue Bonds, Series 2024
2.300% due 07/01/2046	5,280	5,280

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	997

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2045	1,750	1,894

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,575	1,448

Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 04/01/2049	2,500	2,612

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	880	815

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	212

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	752
2.746% due 06/01/2034	655	580
3.487% due 06/01/2036	1,625	1,394
3.714% due 06/01/2041	1,500	1,190
3.850% due 06/01/2050	430	393

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	5,100	4,999

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (c)	500	418

Golden Valley Unified School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2049	3,000	3,141

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	245

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	$350	$337

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	149

Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022
4.500% due 11/01/2052	750	746

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	230	224

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,000	888

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	250	241

Irvine, California Special Assessment Bonds, Series 2004
2.400% due 09/02/2029	3,500	3,500

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	101

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,511

Irvine, California Special Tax Bonds, (AGM Insured), Series 2025
5.000% due 09/01/2055	3,500	3,650

Lawndale Elementary School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2048	1,000	1,004

Lincoln, California Special Tax Bonds, Series 2025
5.000% due 09/01/2055	775	743

Lompoc Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	825	880
5.250% due 08/01/2054	1,050	1,110

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,387

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	131

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (c)	1,620	998

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	201

Los Angeles Community College District, California General Obligation Notes, Series 2024
5.000% due 08/01/2032	2,000	2,299

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	1,700	1,712

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,385	1,337

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	248

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	750	751

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	690	742

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	945
5.500% due 05/15/2035	2,000	2,220

Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2050	3,500	3,654

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024
4.500% due 07/01/2046	$1,800	$1,737

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2041	1,000	1,095

Los Angeles Unified School District, California General Obligation Bonds, Series 2024
5.000% due 07/01/2035	2,500	2,933

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	1,015	1,133

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2034	1,500	1,755

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	35	37
7.000% due 11/01/2034	200	237

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	254

Menifee Union School District, California General Obligation Bonds, Series 2023
4.000% due 08/01/2046	1,000	965

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,233

Mill Valley School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2045	1,355	1,332

Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,000	927

Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2041	1,000	985

Mount Diablo Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	750	840

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,550	2,390

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	195

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2055	2,000	1,937

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
5.000% due 09/01/2034	200	221

Napa Valley Unified School District, California General Obligation Bonds, Series 2025
4.500% due 08/01/2055	2,000	1,968

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040	250	257

Northern California Gas Authority, Revenue Bonds, Series 2007
3.348% (0.67*US0003M + 0.720%) due 07/01/2027 ~	135	135

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,057
4.000% due 05/15/2051	1,500	1,386

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2047	1,090	1,101

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,000	956

Rancho Cordova, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	850	840

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rancho Cordova, California Special Tax Bonds, Series 2026
5.000% due 09/01/2046	$1,365	$1,377
5.000% due 09/01/2051	1,320	1,306

Redondo Beach Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,250	2,353

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
2.330% due 05/15/2045	2,500	2,500
2.550% due 05/15/2045	3,200	3,200

Rialto, California Special Tax Bonds, Series 2026
5.000% due 09/01/2046	575	582
5.000% due 09/01/2051	525	526

Rio Hondo Community College District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2055	2,250	2,194

River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	957

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	1,500	1,439

River Islands Public Financing Authority, California Special Tax Bonds, Series 2025
4.500% due 09/01/2040	1,900	1,872

Riverside County, California Transportation Commission Sales Tax Revenue Bonds, Series 2017
5.000% due 06/01/2035	215	223

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	730	733

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	252

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	500	509

Roseville, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	1,250	1,223

Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,789
5.000% due 07/01/2041	500	557

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	1,000	1,001

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.182% (US0003M + 0.550%) due 06/01/2034 ~	480	470

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	603
4.000% due 09/01/2050	750	641

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2048	1,500	1,571

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	961
5.000% due 07/01/2056	3,100	3,105

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	1,700	1,738

San Diego County, California Water Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	1,500	1,549

San Diego Housing Authority, Inc., California Revenue Bonds, (HUD Insured), Series 2024
4.200% due 06/01/2040	2,470	2,444

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2045	1,625	1,596

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	398

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/01/2047	$400	$378

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	1,000	1,052

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,271
5.000% due 07/01/2041	1,000	1,118

San Diego Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2043	2,000	2,227

San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	3,505	3,931

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.500% due 05/01/2058	3,000	3,000

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	960	963

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2040	2,000	2,240

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024
5.000% due 05/01/2034	2,000	2,227

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2035	3,000	3,332

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,000	1,055

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	106

San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025
5.000% due 02/01/2046	3,000	3,073

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	985

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,000	1,029

San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021
4.000% due 09/01/2031	150	152

San Marcos Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2038	500	503

San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2044	650	709
5.000% due 08/01/2045	885	956

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
2.250% due 06/01/2049	3,350	3,350

San Rafael City Elementary School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2047	615	580

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	199

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,910	1,859

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	966

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	$370	$385
5.000% due 09/01/2049	525	513

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036	200	214

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	8,720	1,334

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	4,000	714

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	247

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	260

University of California Revenue Bonds, Series 2025
5.000% due 05/15/2039	3,100	3,458

University of California Revenue Bonds, Series 2026
5.000% due 11/15/2043	5,000	5,508

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	226

Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2046	1,575	1,488

		436,283

GEORGIA 0.1%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	635

IOWA 0.0%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	250	267

MULTI-STATE 1.1%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,448	1,218
4.033% due 12/25/2036	965	959
4.555% due 08/25/2040	1,180	1,187

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	2,753	2,609

		5,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 0.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.580% due 07/20/2039	$2,472	$2,375

NEW YORK 0.0%

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.720% due 01/01/2044	200	199

PUERTO RICO 2.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	808	542
0.000% due 11/01/2051	1,241	861

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	4,250	3,938

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	90	88

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	12,300	4,331
0.000% due 07/01/2051 (c)	12,000	3,076

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,500	1,480

		14,316

TENNESSEE 0.2%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,000	1,058

TEXAS 1.1%

Denton Essential Investments Public Facility Corp.
7.095% due 06/02/2059 «~	2,800	2,839

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2041	1,450	1,557

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	917
5.000% due 10/15/2058	600	613

		5,926

Total Municipal Bonds & Notes (Cost $468,148)		468,982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.9%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	$1,954	$1,816
3.660% due 01/01/2039	1,451	1,374
3.720% due 01/01/2041	1,467	1,382
3.750% due 07/01/2042	4,305	4,198
3.850% due 02/01/2038 - 07/01/2041	5,906	5,599
4.850% due 08/01/2038	973	1,023
5.210% due 08/01/2040	688	748

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	291	298

Total U.S. Government Agencies (Cost $15,918)		16,438

U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Notes
3.375% due 02/29/2028	14,300	14,188
3.500% due 02/28/2031	11,600	11,376
4.125% due 03/31/2031	1,000	1,007
4.250% due 02/28/2031	5,500	5,572
4.625% due 04/30/2031	7,300	7,518

Total U.S. Treasury Obligations (Cost $39,679)		39,661

Total Investments in Securities (Cost $523,745)		525,081

	SHARES
INVESTMENTS IN AFFILIATES 6.7%

SHORT-TERM INSTRUMENTS 6.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%

PIMCO Short-Term Floating NAV Portfolio III	3,888,544	37,871

Total Short-Term Instruments (Cost $37,866)		37,871

Total Investments in Affiliates (Cost $37,866)		37,871

Total Investments 99.5% (Cost $561,611)		$562,952

Other Assets and Liabilities, net 0.5%		2,560

Net Assets 100.0%		$565,512

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)	March 31, 2026

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$2,375	$2,343	0.41%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	901	892	0.16

				$3,276	$3,235	0.57%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$86	$86
Swap Agreements	0	0	0	0	136	136

	$0	$0	$0	$0	$222	$222

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,950	$0	$1,950
California	0	436,283	0	436,283
Georgia	0	635	0	635
Iowa	0	267	0	267
Multi-State	0	5,973	0	5,973
New Hampshire	0	2,375	0	2,375
New York	0	199	0	199
Puerto Rico	0	14,316	0	14,316
Tennessee	0	1,058	0	1,058
Texas	0	3,087	2,839	5,926

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
U.S. Government Agencies	$0	$16,438	$0	$16,438
U.S. Treasury Obligations	0	39,661	0	39,661

	$0	$522,242	$2,839	$525,081

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$37,871	$0	$0	$37,871

Total Investments	$37,871	$522,242	$2,839	$562,952

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.9%

MUNICIPAL BONDS & NOTES 77.8%

ALABAMA 0.5%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$600	$648

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	600	630

		1,278

CALIFORNIA 74.2%

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024
2.300% due 10/01/2054	1,475	1,475

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2034 (b)	600	438

Antelope Valley-East Kern Water Agency Financing Authority, California Revenue Bonds, Series 2025
5.000% due 04/01/2055	3,500	3,590

Bay Area Toll Authority, California Revenue Bonds, Series 2001
3.670% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,001

Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.830% (MUNIPSA) due 04/01/2056 ~	500	494

Bay Area Toll Authority, California Revenue Bonds, Series 2023
2.350% due 04/01/2055	6,800	6,800

Bay Area Toll Authority, California Revenue Bonds, Series 2024
2.350% due 04/01/2059	4,500	4,500

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 10/01/2052	2,000	2,024

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	740
5.250% due 01/01/2054	1,150	1,217
5.500% due 10/01/2054	990	1,077

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,055
5.000% due 01/01/2055	240	245
5.000% due 02/01/2055	2,700	2,897
5.000% due 11/01/2055	760	776

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,500	1,521
5.000% due 03/01/2056	1,700	1,831

California Community Choice Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2035	2,100	2,275

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	264
5.000% due 06/01/2032	300	315

California Enterprise Development Authority Revenue Notes, Series 2026
5.000% due 07/01/2033	1,600	1,762

California Health Facilities Financing Authority Revenue Bonds, Series 1998
2.400% due 09/01/2028	800	800

California Health Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 03/01/2040	605	625

California Health Facilities Financing Authority Revenue Bonds, Series 2023
2.550% due 03/01/2041	1,460	1,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	$1,700	$1,815

California Health Facilities Financing Authority Revenue Notes, Series 2021
5.000% due 11/01/2031	550	621

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	2,000	2,167

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	1,872	1,885

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	1,250	1,258

California Housing Finance Agency Revenue Bonds, Series 2025
2.950% due 06/01/2046	2,150	2,147
3.250% due 06/01/2055	1,500	1,505

California Housing Finance Agency Revenue Notes, Series 2024
1.500% due 12/01/2027	1,320	1,320

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,000	997

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.120% (MUNIPSA) due 12/01/2050 ~	1,000	999

California Municipal Finance Authority Revenue Bonds, Series 2009
3.300% due 02/01/2039	1,500	1,494

California Municipal Finance Authority Revenue Bonds, Series 2020
2.875% due 10/01/2045	2,300	2,299

California Municipal Finance Authority Revenue Bonds, Series 2021
3.250% due 07/01/2051	3,250	3,250
3.450% due 07/01/2041	1,300	1,300

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 06/01/2056	1,125	1,181

California Municipal Finance Authority Revenue Bonds, Series 2025
2.950% due 01/01/2056	1,200	1,201
3.375% due 09/01/2050	1,500	1,490
3.537% due 02/20/2041	495	423

California Municipal Finance Authority Revenue Bonds, Series 2026
2.500% due 03/01/2046	2,150	2,113

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.450% due 11/01/2040	1,500	1,501

California Pollution Control Financing Authority Revenue Bonds, Series 2023
2.875% due 07/01/2043	2,500	2,497

California Public Finance Authority Revenue Bonds, Series 2022
2.350% due 07/15/2062	2,500	2,500

California Public Finance Authority Revenue Bonds, Series 2024
2.150% due 08/01/2051	2,400	2,400

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,806

California State General Obligation Bonds, Series 2016
5.000% due 09/01/2031	3,000	3,029

California State General Obligation Bonds, Series 2024
1.300% due 05/01/2050	3,000	3,000

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	1,820	1,848

California State Public Works Board Revenue Bonds, Series 2015
5.000% due 05/01/2028	1,500	1,506

California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025
4.250% due 09/01/2067	1,750	1,780

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	$1,000	$960

California Statewide Communities Development Authority Revenue Bonds, Series 2008
2.400% due 08/15/2047	2,245	2,245

California Statewide Communities Development Authority Revenue Bonds, Series 2009
5.000% due 04/01/2046	1,000	1,081

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	501
5.000% due 05/15/2032	1,250	1,252

California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2026
2.700% due 04/01/2032 (a)	1,625	1,595
2.850% due 10/01/2032 (a)	400	393

California Statewide Communities Development Authority Revenue Notes, Series 2025
5.000% due 07/01/2028	370	390
5.000% due 07/01/2029	430	463
5.000% due 10/01/2035	1,800	2,031

California Statewide Communities Development Authority Special Assessment Notes, Series 2026
5.000% due 09/02/2028	310	327

Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2029	25	26
5.000% due 09/01/2030	50	53
5.000% due 09/01/2031	115	123

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2028	2,000	2,120

East County, California Advanced Water Purification Joint Powers Authority Revenue Notes, Series 2024
5.000% due 09/01/2026	1,000	1,004

Eastern Municipal Water District, California Revenue Bonds, Series 2024
2.300% due 07/01/2046	2,200	2,200

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	460	421

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.687% due 06/01/2030	1,500	1,390

Irvine Ranch Water District, California Special Assessment Bonds, Series 2011
2.300% due 10/01/2037	5,000	5,000

Irvine, California Special Assessment Bonds, Series 2004
2.400% due 09/02/2029	1,500	1,500

Irvine, California Special Tax Notes, (AGM Insured),Series 2025
5.000% due 09/01/2033	185	214

Long Beach, California Harbor Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,024

Los Angeles County, California Development Authority Revenue Bonds, Series 2025
3.350% due 09/01/2059	500	504

Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018
5.000% due 12/01/2051	2,630	2,805

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2034	1,000	1,033

Los Angeles Housing Authority, California Revenue Bonds, Series 2025
3.000% due 01/01/2046	2,000	2,000

Los Angeles Housing Authority, California Revenue Notes, Series 2024
3.250% due 02/01/2029	1,750	1,758

Los Angeles Unified School District, California General Obligation Notes, Series 2022
5.000% due 07/01/2028	1,000	1,061

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2027	$1,000	$1,035

Los Angeles Unified School District, California General Obligation Notes, Series 2024
5.000% due 07/01/2026	1,000	1,006

Mount Diablo Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2029	1,000	1,090

Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
5.000% due 11/01/2029	1,730	1,753

Napa Valley Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2026	1,000	1,009

Port of Los Angeles, California Revenue Notes, Series 2024
5.000% due 08/01/2028	1,000	1,048

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
2.330% due 05/15/2045	3,500	3,500
2.550% due 05/15/2045	6,530	6,530

Roseville, California Special Tax Bonds, Series 2017
5.000% due 09/01/2033	965	982

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2033	1,120	1,157

Sacramento County, California Special Tax Notes, Series 2022
5.000% due 09/01/2029	1,000	1,047

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
3.182% (US0003M + 0.550%) due 06/01/2034 ~	955	935

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033	1,000	1,110

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2041	2,500	2,500

San Diego Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2028	1,000	1,064

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018
1.500% due 05/01/2058	2,500	2,500

San Francisco, California City & County General Obligation Notes, Series 2024
5.000% due 06/15/2027	1,300	1,344

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	1,000	985

Santa Cruz City High School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,000	973

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2026	1,000	1,003
5.000% due 06/01/2029	500	532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2013
2.300% due 05/15/2048	$2,500	$2,500
2.330% due 05/15/2048	7,000	7,000

Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025
5.000% due 05/01/2027	650	667

Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (b)	1,000	991

West Contra Costa Unified School District, California General Obligation Notes, Series 2025
5.000% due 08/01/2029	1,500	1,628

		172,877

DISTRICT OF COLUMBIA 0.7%

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	1,500	1,544

GEORGIA 0.3%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	635

MISSOURI 0.5%

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.000% due 05/01/2056	1,000	1,101

OHIO 0.5%

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	1,100	1,135

OREGON 0.1%

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2027	300	307

PUERTO RICO 1.0%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	2,223	2,223

Total Municipal Bonds & Notes (Cost $180,263)		181,100

U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Notes
3.375% due 02/29/2028	5,700	5,655
3.500% due 02/28/2031	4,700	4,609
4.125% due 03/31/2031	400	403
4.250% due 02/28/2031	2,200	2,229
4.625% due 04/30/2031	3,000	3,090

Total U.S. Treasury Obligations (Cost $15,993)		15,986

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 6.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (c)	573,095	$573

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 6.0%

California School Cash Reserve Program Authority Revenue Notes, Series 2025
5.000% due 06/30/2026	$3,500	3,522

California Statewide Communities Development Authority Special Assessment Notes, Series 2026
5.000% due 09/02/2026	1,780	1,797

County of San Diego, California Revenue Notes, Series 2025
5.000% due 06/30/2026	3,500	3,523

Los Angeles County, California Revenue Notes, Series 2025
5.000% due 06/25/2026	1,500	1,509
5.000% due 06/30/2026	2,000	2,013

Riverside County, California Revenue Notes, Series 2025
5.000% due 06/30/2026	1,500	1,511

Total Municipal Bonds & Notes (Cost $13,863)		13,875

Total Short-Term Instruments (Cost $14,436)		14,448

Total Investments in Securities (Cost $210,692)		211,534

	SHARES
INVESTMENTS IN AFFILIATES 9.1%

SHORT-TERM INSTRUMENTS 9.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.1%

PIMCO Short-Term Floating NAV Portfolio III	2,184,702	21,277

Total Short-Term Instruments (Cost $21,269)		21,277

Total Investments in Affiliates (Cost $21,269)		21,277

Total Investments 100.0% (Cost $231,961)		$232,811

Other Assets and Liabilities, net 0.0%		19

Net Assets 100.0%		$232,830

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,278	$0	$1,278
California	0	172,877	0	172,877
District of Columbia	0	1,544	0	1,544
Georgia	0	635	0	635
Missouri	0	1,101	0	1,101
Ohio	0	1,135	0	1,135
Oregon	0	307	0	307
Puerto Rico	0	2,223	0	2,223
U.S. Treasury Obligations	0	15,986	0	15,986

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Mutual Funds	$573	$0	$0	$573
Municipal Bonds & Notes	0	13,875	0	13,875

	$573	$210,961	$0	$211,534

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,277	$0	$0	$21,277

Total Investments	$21,850	$210,961	$0	$232,811

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO High Yield Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.3%

Alleys End
TBD% - 7.000% due 11/27/2027 «~µ	$31,000	$30,898

AM Bidco Operations LLC
TBD% - 8.500% (TSFR3M + 0.000%) due 10/21/2027 «~µ(h)	26,502	21,949

Bluehouse Commons Apartments
4.120% due 12/01/2042 «~(h)	12,974	11,382

Bowen Family Homes, Inc.
TBD% - 5.750% due 03/12/2028 «~µ	27,000	26,993

City of Salinas
4.020% due 09/01/2033 «~(h)	6,468	6,091

Cloverdale Alexander
TBD% - 6.250% due 02/18/2027 «~µ	20,780	20,759

Fort Whipple Veterans Housing LLC
TBD% - 6.750% due 07/28/2027 «~	20,000	19,930

Groves Seniors Apartments 2
4.000% due 07/01/2038 «~(h)	1,241	1,173
4.170% due 06/01/2041 «~(h)	7,919	7,097

Howick LLLP
7.500% due 11/11/2026 «~	30,000	29,943

Mammoth Lakes Kingfisher
TBD% - 6.250% due 12/01/2026 «~µ	24,000	23,940

Mangini Place Apartments
3.910% due 11/01/2042 «~(h)	18,977	16,438

NCJC Downtown Campus LP
TBD% - 6.500% due 03/01/2028 «~µ	21,000	21,000

Northlake Senior Apartments
3.990% due 10/01/2041 «~(h)	20,196	17,710

Pine Grove Powers Avenue
5.000% due 10/01/2042 «~(h)	17,734	17,106

Ruby Vista
7.250% due 07/25/2026 «~	6,514	6,505

Sagebrush Buyer LLC
TBD% - 7.500% due 05/13/2026 «~µ	32,000	31,984

Solace Grove First Baptist
7.000% due 12/19/2026 «~	17,330	17,297

Successor Agency Redevelopment of West Sacramento
4.310% due 09/01/2035 «~	8,564	8,141

TWG Victory Hills LP
TBD% - 6.750% due 03/01/2027 «~µ	32,500	32,420

Valencia Garden
4.020% due 11/01/2041 «~(h)	11,931	10,492

VG Camilla HP LP
6.750% due 07/09/2026 «~	4,723	4,723

Total Loan Participations and Assignments (Cost $383,970)		383,971

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.3%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	18,000	13,173

VM Fund I LLC
8.625% due 02/28/2031 «	2,664	2,687

		15,860

INDUSTRIALS 0.3%

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	6,668	5,704

Toll Road Investors Partnership II LP
0.000% due 02/15/2043 (e)	18,658	6,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wild Rivers Water Park
8.500% due 11/01/2051	$7,500	$5,799

		18,103

Total Corporate Bonds & Notes (Cost $39,965)		33,963

MUNICIPAL BONDS & NOTES 83.1%

ALABAMA 4.0%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	770

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	6,000	6,004
5.000% due 06/01/2055	21,000	21,311

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,846

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	13,600	14,680

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	22,300	23,623

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	20,150	21,327

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	12,850	13,441

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,600	3,930

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	14,000	14,937

Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019
5.750% due 10/01/2049	1,500	1,532

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	19,560	18,650

Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	322
5.000% due 03/01/2029 ^(c)	4,570	366

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	12,500	13,166

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	6,048

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	29,400	30,053

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	30,600	30,796
5.250% due 11/01/2055	5,000	5,401

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	10,200	10,661

		242,864

ALASKA 0.3%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	8,891

Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	110,400	11,870

		20,761

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 0.6%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(c)	$4,030	$95

Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	541

Arizona Industrial Development Authority Revenue Bonds, Series 2025
0.000% due 01/01/2059 (f)	7,083	3,674
5.125% due 01/01/2059	19,174	16,886
6.750% due 12/01/2055	3,750	3,813

Estrella Mountain Ranch Community Facilities District, Arizona Special Assessment Bonds, Series 2025
5.050% due 07/01/2040	415	413
5.800% due 07/01/2049	900	886

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,887

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049 ^(c)	3,500	2,800

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023
5.000% due 07/01/2042	6,000	6,513

		37,508

ARKANSAS 1.4%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	17,500	18,938

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046	66,000	65,614

		84,552

CALIFORNIA 5.2%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	4,740	5,157

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	1,145	1,170
5.000% due 11/01/2055	7,295	7,446

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	14,700	14,849
5.000% due 01/01/2056	9,730	9,863

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	22,300	10,954

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,154

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	250	250

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (e)	10,445	1,911
5.000% due 06/01/2049	130	126

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2041	2,750	2,924

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	15,500	15,595

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,923
6.000% due 03/01/2053	33,650	34,015
7.000% due 03/01/2053	9,100	8,891

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	$1,250	$754
4.125% due 01/01/2035	405	388
5.000% due 01/01/2055	960	823

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (e)	42,345	3,492
4.000% due 05/01/2051	5,000	4,575
5.000% due 01/01/2056	2,200	1,865

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	970

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	4,500	4,547

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	953

California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	181

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	9,000	9,364

California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	3,913
5.500% due 01/01/2060	2,850	2,823

California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,395	3,100

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2033	1,385	1,463
5.000% due 01/01/2034	1,455	1,537
5.000% due 01/01/2035	750	791

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(c)	5,883	0

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(c)	750	450
5.000% due 06/01/2046	1,265	1,194
5.000% due 06/01/2046 ^(c)	1,325	795
5.000% due 06/01/2051 ^(c)	1,000	600

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,863

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,485	6,464

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	2,845	2,909

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	7,600	8,000

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,185	5,480

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,580
4.000% due 02/01/2057	1,000	748

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (f)	23,500	15,382
5.000% due 09/01/2037	2,800	2,840

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	1,068

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	219,515	21,999
3.714% due 06/01/2041	12,550	9,954
3.850% due 06/01/2050	3,535	3,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	$5,100	$4,999

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,769
5.000% due 07/01/2061	3,000	2,641

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,780

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (e)	4,500	1,601

River Islands Public Financing Authority, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	5,000	4,864

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	5,907

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	1,000	855

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (e)	5,000	2,831

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (e)	100,745	15,418

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (e)	16,635	2,971

		316,961

COLORADO 3.4%

Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,657
5.750% due 12/01/2054	18,750	18,503

Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,702

Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024
6.750% due 12/15/2054	1,500	1,498

Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,407
5.000% due 11/01/2044	1,300	1,395

Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024
6.500% due 12/15/2054	2,000	1,970

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	4,050	4,052

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	6,300	6,037

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,935	8,461
4.000% due 08/01/2049	5,960	5,141
5.000% due 08/01/2044	7,000	7,113

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2050	5,000	4,943
5.250% due 05/15/2048	1,500	1,517

Colorado Housing and Finance Authority Revenue Notes, Series 2024
6.000% due 06/01/2028	12,300	12,389

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (f)	4,955	4,023

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	3,500	3,576

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	$10,515	$9,753

Colorado State Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2049	3,865	4,018

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024
6.125% due 12/15/2054	2,000	1,919

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	41,364	42,259

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	2,354	2,421

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	2,913	2,896

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	2,895

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	1,440	1,507

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	1,000	945

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,650	4,384

Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,749
6.125% due 12/01/2039	550	570
6.500% due 12/01/2054	1,250	1,287

Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024
5.625% due 12/01/2043	1,736	1,784

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	1,546

Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025
6.000% due 10/01/2064	6,250	6,367

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
0.000% due 12/01/2050 (f)	11,100	9,778

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,136

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,555	4,565
5.000% due 12/01/2049	6,375	6,018

		204,181

DISTRICT OF COLUMBIA 0.7%

District of Columbia General Obligation Bonds, Series 2021
4.000% due 02/01/2046	4,660	4,310

District of Columbia Income Tax Revenue Bonds, Series 2025
5.250% due 06/01/2050	18,770	19,893

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	903

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,290

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025
5.250% due 07/15/2055	9,870	10,260

		39,656

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 5.9%

Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025
6.300% due 07/01/2055	$3,250	$3,350

Angeline Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2056	1,340	1,313

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	865	866

Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025
5.600% due 05/01/2056	1,655	1,596

Avenir Community Development District, Florida Special Assessment Bonds, Series 2021
3.200% due 05/01/2041	4,510	3,763

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	6,250	6,273
5.625% due 05/01/2054	8,675	8,444

Avenir Community Development District, Florida Special Assessment Notes, Series 2023
4.500% due 05/01/2030	1,845	1,861

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,370	1,356
5.250% due 05/01/2055	1,995	1,937

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	1,500	1,511

Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	915	881

Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2054	1,000	949

Buckhead Trails II Community Development District, Florida Special Assessment Bonds, Series 2026
5.800% due 05/01/2056	1,000	984

Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021
5.000% due 01/01/2056	5,200	4,346

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	363
5.000% due 07/01/2043 ^(c)	950	36
5.250% due 07/01/2048 ^(c)	900	34
7.500% due 07/01/2053 ^(c)	1,000	38

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (e)	22,070	1,893

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.250% due 06/15/2053	4,250	4,305

Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,250	1,218
5.250% due 07/01/2055	500	471
5.375% due 07/01/2065	4,250	4,002

Center Lake Ranch West Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	600	601
5.600% due 05/01/2055	750	731

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	3,984

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025
5.875% due 10/01/2045	1,750	1,813
6.125% due 10/01/2055	6,550	6,704

Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 06/15/2055	1,000	976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2054	$1,250	$1,249

Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	493
5.500% due 05/01/2054	3,030	2,905

Firethorn Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	865	860
5.600% due 05/01/2055	1,125	1,086

Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	4,500	4,570

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	4,000	3,607
4.000% due 07/01/2054	12,500	11,144

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	9,800	9,537
5.250% due 07/01/2047	8,500	8,352
5.250% due 07/01/2053	33,600	32,639

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	5,227

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	5,250	5,361

Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.250% due 07/01/2055	19,300	19,385

Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.750% due 11/15/2055	2,165	2,243
6.875% due 11/15/2064	6,335	6,571

Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2057	2,400	2,417

GIR East Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2055	1,750	1,662

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,021
6.000% due 05/01/2055	4,000	4,000

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	3,625	3,625

Groves at Lake Marion Community Development District, Florida Special Assessment Bonds, Series 2026
5.300% due 12/15/2046	700	693
5.600% due 12/15/2055	700	692

Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	1,000	1,012

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	780	794
6.150% due 05/01/2054	890	893

Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	1,000	1,013
5.750% due 05/01/2055	1,000	989

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,691

Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.450% due 05/01/2055	750	729

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	397	5

Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2026
5.650% due 05/01/2046 (b)	915	919

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 05/01/2055 (b)	$865	$869

Hyde Park Community Development District No 1, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	1,600	1,618

Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 06/15/2055	800	810

Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	402
5.700% due 05/01/2055	765	744

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2055	685	659

Lakes of Sarasota Community Development District, Florida Special Assessment Notes, Series 2024
5.250% due 05/01/2034	1,920	1,940

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2055	760	759

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2055	1,000	1,028
6.000% due 05/01/2056	7,230	7,474

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2044	4,500	4,762

LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	505	501
5.650% due 05/01/2054	1,195	1,147
5.750% due 05/01/2044	910	925
6.050% due 05/01/2054	1,085	1,084

LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	345	349

Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025
5.750% due 05/01/2055	1,000	975

Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2046	13,000	12,132

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019
5.000% due 10/01/2049	4,275	4,274

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	7,350	8,150

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	3,100	3,086

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051	7,000	7,103

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	6,785	6,044

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	2,075	1,899

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	8,538

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,490	1,491

New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025
5.500% due 06/15/2055	1,000	965

Newfield Community Development District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2056	2,920	2,938

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2054	$2,535	$2,386

Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	15	15
5.550% due 05/01/2054	1,735	1,621

North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	725	743
6.000% due 05/01/2054	1,165	1,174

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2053	4,915	4,973

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	2,110	2,023

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 08/01/2047	1,240	1,236

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (e)	1,330	1,069

Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	630	636
5.800% due 05/01/2054	1,670	1,643

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	989
5.375% due 05/01/2055	1,275	1,213

Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025
5.700% due 05/01/2055	2,465	2,374

PBR Community Development District, Florida Special Assessment Bonds, Series 2026
5.000% due 03/01/2048	1,250	1,210
5.125% due 03/01/2056	650	618

Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2055	955	915

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033 ^(c)	9,040	1,808

Pompano Beach, Florida Revenue Bonds, Series 2020
4.000% due 09/01/2050	8,750	7,180

Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 05/01/2055	1,200	1,202

Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025
6.000% due 05/01/2056	1,000	1,013

Rookery Community Development District, Florida Special Assessment Bonds, Series 2024
5.350% due 05/01/2055	1,500	1,412

St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2055	6,500	5,214

Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025
5.875% due 05/01/2055	3,100	2,953

Tampa, Florida Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,710	4,295

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (e)	1,000	476
0.000% due 09/01/2045 (e)	1,000	398

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	4,800	4,682

Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045	710	713
5.650% due 05/01/2056	880	860

Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024
5.875% due 05/01/2054	1,000	1,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	$890	$894
5.550% due 05/01/2055	1,235	1,202

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024
4.550% due 05/01/2044	995	956

Wellness Ridge Community Development District, Florida Special Assessment Bonds, Series 2026
5.300% due 06/15/2046	500	492
5.625% due 06/15/2056	875	854

Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,220
6.000% due 05/01/2054	1,590	1,605

Westview South Community Development District, Florida Special Assessment Bonds, Series 2025
6.200% due 05/01/2055	3,000	3,063

		357,981

GEORGIA 2.0%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(c)	1,600	720

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024
0.000% due 12/15/2048 (f)	8,850	7,994

Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024
5.000% due 04/01/2034	1,950	1,985

Augusta Development Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2053	6,500	6,589

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	6,000	5,624

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.750% due 04/01/2053	7,500	8,010

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047 ^(c)	1,500	600

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2055	2,900	3,044

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	28,900	30,363

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2019
5.000% due 01/01/2049	3,790	3,819

Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,252
5.250% due 01/01/2044	1,100	1,176

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	14,240	14,235
5.000% due 01/01/2056	10,000	9,982
5.000% due 01/01/2059	7,600	7,586

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	866
5.000% due 01/01/2056	1,100	1,098

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,578

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	7,114

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2042	1,200	1,272
5.000% due 01/01/2043	1,050	1,106

		119,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GUAM 0.0%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	$1,500	$1,504

HAWAII 0.3%

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017
4.000% due 03/01/2037	6,520	6,275

Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,142
3.500% due 10/01/2049	2,000	1,568

Hawaii Department of Budget & Finance State Revenue Notes, Series 2017
3.100% due 05/01/2026	6,990	6,981

		17,966

IDAHO 0.4%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.250% due 03/01/2053	4,800	4,920

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	2,750	2,787

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	15,551	14,834

		22,541

ILLINOIS 4.1%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2012
4.000% due 12/01/2035	8,360	7,864

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	5,405	4,942

Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2040	6,995	6,761

Chicago Board of Education, Illinois General Obligation Bonds, Series 2023
5.000% due 12/01/2034	5,000	5,073
5.875% due 12/01/2047	3,575	3,612

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	7,200	6,959
5.500% due 12/01/2045	10,135	10,119
5.750% due 12/01/2050	21,500	21,515

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2042	1,470	1,564

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	3,000	2,821
5.000% due 01/01/2048	9,000	9,073

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2056	1,000	1,019

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,000	1,085
5.000% due 01/01/2037	2,500	2,673
5.000% due 01/01/2038	2,250	2,406
5.250% due 01/01/2040	1,500	1,613
5.250% due 01/01/2042	2,450	2,581
5.250% due 01/01/2043	2,625	2,750

Chicago, Illinois General Obligation Bonds, Series 2023
5.500% due 01/01/2039	8,200	8,500

Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate Bonds, Series 2020
4.000% due 12/01/2036	680	681

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018
6.000% due 03/01/2048	$7,739	$7,587

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	7,100	7,154

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,524

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	73
5.125% due 02/15/2045 ^(c)	2,675	80
5.250% due 05/15/2054	6,705	5,482
5.500% due 05/15/2054	11,100	9,363

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	3,375	3,180

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,404
4.000% due 05/01/2040	2,830	2,676

Illinois Finance Authority Revenue Bonds, Series 2022
2.750% due 08/15/2057	5,100	5,100

Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055	4,998	4,442

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,619

Illinois Sales Tax State Revenue Bonds, Series 2025
5.000% due 06/15/2038	4,000	4,347

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	2,001

Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	1,000	1,013

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,981

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	2,250	2,373

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2046	17,500	17,679

Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	3,000	2,715
5.000% due 05/01/2039	5,000	5,304
5.250% due 05/01/2044	4,000	4,186

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2041	15,000	15,749
5.000% due 09/01/2042	9,100	9,489

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	17,423

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	8,500	7,328

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,120	796

		247,679

INDIANA 1.5%

Evansville, Indiana Revenue Bonds, Series 2017
5.450% due 01/01/2038	7,975	7,522

Goshen, Indiana Revenue Bonds, Series 2021
5.000% due 08/01/2041	4,055	3,503

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	10,440	10,713

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	27,720	1,386

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,000	967
5.250% due 07/01/2064	1,500	1,480

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	7,000	7,761

Indiana Finance Authority Revenue Notes, Series 2021
1.400% due 08/01/2029	1,000	914

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,600
6.250% due 07/01/2056	9,660	9,208

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	$7,000	$7,676
6.000% due 03/01/2053	12,985	13,368

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	9,660	9,240

Mishawaka, Indiana Revenue Bonds, Series 2017
5.375% due 01/01/2038	5,590	5,414

Valparaiso, Indiana Revenue Bonds, Series 2021
5.375% due 12/01/2041	5,290	4,826

Valparaiso, Indiana Revenue Bonds, Series 2025
6.250% due 10/01/2050	1,750	1,738

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	5,207

		92,523

IOWA 0.5%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012
4.750% due 08/01/2042	6,200	6,201

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,040
5.000% due 12/01/2050	6,680	7,529

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	8,024

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (e)	26,970	3,681

		28,475

KANSAS 0.1%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(c)	3,143	283

Manhattan, Kansas Revenue Bonds, Series 2025
5.500% due 06/01/2055	1,000	996
5.500% due 06/01/2060	2,000	1,969

Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	675	675

		3,923

KENTUCKY 0.3%

Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,104

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,849
6.250% due 11/15/2046	1,150	815

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,446
5.125% due 07/01/2055	4,660	3,851

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	5,700	6,037

		18,102

LOUISIANA 0.7%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,604

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.250% due 07/01/2050	2,000	2,078

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2042	2,565	2,715

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2039	$8,000	$8,480
5.250% due 01/01/2044	22,000	23,010

		42,887

MAINE 0.1%

Finance Authority of Maine Revenue Bonds, Series 2024
4.625% due 12/01/2047	3,000	3,102

MARYLAND 0.3%

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	11,500	12,269

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,816

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	3,205	2,400

		16,485

MASSACHUSETTS 1.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,584
4.000% due 05/01/2041	9,305	9,292

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 11/01/2052	5,600	5,742

Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	2,500	2,577

Commonwealth of Massachusetts General Obligation Bonds, Series 2024
5.000% due 12/01/2051	12,035	12,453
5.000% due 08/01/2054	6,790	6,982

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 06/01/2051	10,675	11,071

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	15,400	15,922

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2041	2,000	2,001
5.000% due 10/01/2048	5,360	5,029

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,487

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,200	1,141
5.000% due 07/01/2060	1,100	1,030

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2045	2,000	2,060
5.250% due 07/01/2050	2,000	2,011
5.250% due 07/01/2055	8,500	8,274

		99,656

MICHIGAN 1.7%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	39,843	30,720

Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,594

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,460

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Detroit, Michigan General Obligation Notes, Series 2023
6.844% due 05/01/2028	$515	$523

Kalamazoo Economic Development Corp., Michigan Revenue Bonds, Series 2026
6.250% due 08/15/2061	2,240	2,244

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	17,410	15,300
4.000% due 02/15/2050	4,540	3,864

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (e)	15,000	4,003
0.000% due 06/01/2065 (e)	55,000	5,307
4.800% due 09/01/2040	235	191
5.000% due 06/01/2040	3,750	3,858
5.000% due 09/01/2050	380	278

Michigan Finance Authority Revenue Bonds, Series 2021
5.000% due 05/01/2046	1,435	1,121

Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	700	655
4.375% due 02/28/2054	4,335	3,926
5.250% due 02/28/2043	1,375	1,444

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	93

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	1,031

Michigan Strategic Fund Revenue Bonds, Series 2018
5.000% due 12/31/2043	5,000	5,024

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (e)	78,000	10,606
0.000% due 06/01/2058 (e)	145,250	3,194

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2047	2,000	2,113
5.500% due 06/01/2055	4,250	4,474

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2033	1,380	1,523

		104,546

MINNESOTA 0.2%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	5,000	4,999

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2026
6.375% due 06/15/2061	1,200	1,184

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	754

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,772
5.000% due 01/01/2037	2,100	2,228

Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025
5.750% due 11/01/2055	1,200	1,185
5.875% due 11/01/2065	1,750	1,751

		13,873

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	459
4.000% due 10/01/2035	300	271

		730

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.2%

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$250
5.550% due 10/01/2036	45	45

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,200	2,010
4.000% due 02/15/2049	1,000	863

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,280

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,392

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,075	2,024

		13,864

MONTANA 0.0%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^(c)	830	100

MULTI-STATE 1.9%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	7,382	7,560

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022
3.125% due 09/25/2036	941	872

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	26,534	26,357
4.144% due 01/25/2040	21,380	21,205
4.555% due 08/25/2040	27,725	27,886

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.326% due 08/25/2041 ~	10,215	10,481
4.686% due 10/25/2040	19,210	19,509

		113,870

NEBRASKA 0.2%

Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020
4.000% due 11/15/2050	1,000	871

Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	7,169

Omaha Public Power District, Nebraska Revenue Bonds, Series 2024
5.000% due 02/01/2043	3,500	3,742

		11,782

NEVADA 0.1%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,200	3,152

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037 ^(c)	1,754	0

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038 ^(c)	3,695	0

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (e)	39,000	5,575

		8,727

NEW HAMPSHIRE 1.2%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2051	2,250	1,817

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	$13,341	$12,785
3.875% due 01/20/2038	7,854	7,524
3.967% due 06/20/2034	9,885	9,607

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.505% due 08/20/2039 (a)	23,856	906

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	23,951	23,012
3.922% due 01/20/2041 ~	11,396	10,991
5.625% due 06/01/2039	5,200	5,203

		71,845

NEW JERSEY 1.1%

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	740	741

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	20,387

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	5,016
6.500% due 04/01/2028	1,996	2,049

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2024
5.250% due 12/20/2065	2,248	2,365

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	1,997

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.500% due 06/15/2050	3,500	4,083

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	32,350	31,506

		68,144

NEW YORK 8.9%

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	8,740	7,286

Build NYC Resource Corp. New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,200
5.750% due 06/01/2062	3,250	3,061

Build NYC Resource Corp. New York Revenue Bonds, Series 2025
5.500% due 06/15/2050	1,000	978
5.500% due 06/15/2055	1,500	1,437

Huntington Local Development Corp. New York Revenue Notes, Series 2021
4.000% due 07/01/2027	1,220	1,205

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	4,700	4,688

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.650% due 11/01/2049	3,000	2,952

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	4,000	3,352

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,918
4.000% due 11/01/2043	4,000	3,877
4.000% due 05/01/2047	6,030	5,590

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	3,985

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/01/2049	$4,000	$3,587

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
5.000% due 05/01/2051	21,050	21,645
5.000% due 11/01/2053	10,700	10,962

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2047	1,000	1,042
5.000% due 02/01/2050	16,000	16,479
5.000% due 02/01/2053	17,500	17,975

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	11,000	11,467

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2050	3,000	3,080
5.250% due 02/01/2053	2,000	2,081

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2042	12,000	12,948

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (e)	43,000	8,995
0.000% due 06/01/2055 (e)	133,600	10,761
0.000% due 06/01/2060 (e)	210,000	8,495

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	16,830	17,193

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	19,260	19,261
5.150% due 11/15/2034	2,600	2,600
5.375% due 11/15/2040	6,500	6,472

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	7,300	6,753

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,159
5.125% due 11/15/2063	10,000	10,326

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2060	8,760	7,565

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	10,175	8,958

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,715

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,500	3,404
4.000% due 03/15/2054	14,250	12,481
5.000% due 03/15/2052	5,615	5,768
5.000% due 03/15/2053	13,355	13,696

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 03/15/2051	12,590	12,955

New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2053	14,000	14,362

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,424

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2049	3,000	3,107
5.000% due 03/15/2051	5,715	5,884

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2053	14,500	14,824

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	33,100	33,312

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	$14,800	$15,212

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	6,800	6,970

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2033	6,750	6,894
5.000% due 01/01/2036	1,500	1,524

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	7,732
5.000% due 10/01/2035	6,715	7,001
5.000% due 10/01/2040	3,560	3,612

New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,199
6.000% due 04/01/2035	17,550	19,254

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	3,560	3,685
5.250% due 06/30/2044	4,000	4,114
5.500% due 06/30/2060	2,500	2,505

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2044	2,475	2,700
6.000% due 06/30/2059	7,750	8,128

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2028	1,000	1,030

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	2,033

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	947
5.375% due 08/01/2054	340	309

Port Authority of New York & New Jersey Revenue Bonds, Series 1994
6.125% due 06/01/2094	4,000	4,008

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,183

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	67,080	5,689

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	5,585	5,433

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2043	1,250	1,350
5.000% due 12/01/2044	2,000	2,140

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	4,165

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	934
5.250% due 09/15/2053	2,500	2,256

Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.500% due 11/01/2055 (h)	4,000	4,421

Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025
7.500% due 11/01/2055 (h)	11,000	12,089

		537,782

NORTH CAROLINA 0.1%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	5,490	6,090

North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2051	1,500	1,229

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	$285	$289
4.000% due 03/01/2031	290	295

		7,903

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 4.0%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2042	3,085	3,132

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (e)	279,880	20,470
4.000% due 06/01/2048	6,645	5,572
5.000% due 06/01/2055	134,400	108,528

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2037	6,500	7,025

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2025
6.050% due 01/01/2046	2,900	2,923

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2024
4.000% due 12/01/2044	6,355	5,905

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	4,473
5.500% due 02/15/2057	1,000	969

Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025
6.625% due 01/01/2045	4,300	4,506

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2035	1,200	1,225

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	1,821

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,369	30
6.250% due 04/01/2049 ^(c)	5,176	65

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	33,960	30,794

Ohio Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 01/01/2045	4,230	4,270

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	2,500	2,529
6.250% due 01/01/2045	7,775	8,028
6.300% due 01/01/2045	6,655	6,777
6.375% due 01/01/2045	2,115	2,200
6.500% due 01/01/2045	3,465	3,576

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,211

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025
6.500% due 01/01/2045	4,400	4,583

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.250% due 06/01/2043	3,250	3,522
5.250% due 06/01/2044	3,350	3,600
5.250% due 06/01/2045	2,850	3,036

		240,770

OKLAHOMA 0.2%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	5,000	4,932

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	$5,750	$5,457
5.500% due 01/01/2053	2,750	2,892

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	3
6.875% due 11/01/2046 ^(c)	1,081	7
7.000% due 11/01/2051 ^(c)	2,163	14

		13,305

OREGON 0.1%

Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	740
4.000% due 05/15/2057	1,000	777

University of Oregon Revenue Bonds, Series 2020
5.000% due 04/01/2050	5,705	5,822

		7,339

PENNSYLVANIA 3.3%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2025
6.000% due 05/01/2042	1,800	1,955

Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	7,000	7,266

Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	1,850	1,972
8.000% due 06/30/2034	3,693	3,771

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,195	6,598

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	6,000	5,038
5.000% due 07/01/2054	10,700	10,467

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,504

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	6,685	6,431

Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024
5.375% due 07/01/2039	2,575	2,789

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,428

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	14,750	12,781

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,252

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,019
5.000% due 05/01/2049	750	739

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	4,895	3,468

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 11/01/2044	4,300	4,100

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	200	172

Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	21,298
6.125% due 07/01/2050	4,500	4,388

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	$5,000	$5,009

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.000% due 04/01/2039	3,000	2,643

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,632
6.000% due 06/30/2061	6,000	6,266

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,230
5.250% due 07/01/2049	2,000	2,006

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.450% due 01/01/2051	9,450	10,275

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	12,200	12,409

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,085	6,575
6.250% due 10/01/2054	3,335	3,637

Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	6,000	6,200

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,113

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2049	5,400	5,614

Pennsylvania Turnpike Commission Revenue Bonds, Series 2025
5.250% due 12/01/2050	9,330	9,868

Pennsylvania Turnpike Commission Revenue Bonds, Series 2026
5.000% due 12/01/2051	6,150	6,378

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	3,560

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	5,000	5,336

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	752

		201,939

PUERTO RICO 6.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2005
0.000% due 05/15/2050 (e)	35,200	7,031

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (e)	194,500	7,844

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	40,493	27,181
0.000% due 11/01/2051	107,494	61,824

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	1,500	1,390
4.000% due 07/01/2046	13,434	11,544

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	38,853	38,113

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	6,715	6,555

Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,663
6.250% due 07/01/2040 ^(c)	400	266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(c)	$10	$7

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
1.000% (US0003M) due 07/01/2031 ^~(c)	2,500	1,663
5.000% due 07/01/2026 ^(c)	10	7
5.000% due 07/01/2037 ^(c)	555	369

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.750% due 07/01/2026 ^(c)	245	163
4.750% due 07/01/2027 ^(c)	50	33
5.000% due 07/01/2026 ^(c)	65	43
5.250% due 07/01/2026 ^(c)	670	446
5.250% due 07/01/2027 ^(c)	390	259
5.400% due 07/01/2028 ^(c)	2,610	1,736
5.750% due 07/01/2036 ^(c)	23,620	15,707

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2033 ^(c)	4,900	3,259
7.000% due 07/01/2040 ^(c)	20	13
7.000% due 07/01/2043 ^(c)	2,600	1,729

Puerto Rico Electric Power Authority,Revenue Bonds, Series 2010
4.625% due 07/01/2026 ^(c)	35	24
5.000% due 07/01/2026 ^(c)	865	575

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (e)	132,215	46,560
0.000% due 07/01/2051 (e)	254,313	65,186
4.750% due 07/01/2053	25,325	23,617
5.000% due 07/01/2058	45,177	43,014

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	6,630	6,541
4.550% due 07/01/2040	21,414	21,355

		395,717

RHODE ISLAND 0.5%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,047
5.000% due 05/15/2042	1,000	1,029
5.250% due 05/15/2049	3,650	3,656

Rhode Island Health and Educational Building Corp. Revenue Bonds, (AGM Insured),Series 2025
5.000% due 07/01/2037	375	397
5.000% due 07/01/2038	350	367
5.000% due 07/01/2045	1,500	1,513
5.625% due 07/01/2065	600	604

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (e)	12,580	1,782

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,500
5.000% due 06/01/2050	14,280	13,993

		28,888

SOUTH CAROLINA 0.9%

County of Lancaster, South Carolina Special Assessment Revenue Bonds, Series 2025
6.200% due 06/01/2055	1,500	1,530

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	7,700	8,223

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.250% due 11/01/2043	4,500	4,838
5.625% due 10/01/2060	1,750	1,702

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	3,500	3,581
5.250% due 12/01/2049	4,500	4,729

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 12/01/2054	$12,525	$13,243

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2046	6,750	7,034

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	6,800	6,844

		51,724

TENNESSEE 1.0%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,758

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	573

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,529
5.000% due 07/01/2056	6,630	6,757

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	10,270	10,479

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,000	3,116

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,431

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	10,427

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	17,750	18,776

		60,846

TEXAS 10.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	7,060	353
12.000% due 12/01/2045 ^(c)	9,525	476

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.250% due 06/15/2059	850	747

Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,574

Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025
5.750% due 06/15/2055	3,500	3,512

Arlington Higher Education Finance Corp. Texas Revenue Bonds,Series 2025
5.875% due 06/15/2065	11,500	11,555

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
4.450% due 03/01/2043	2,575	2,538

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042 ^(c)	4,687	234

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043 ^(c)	7,904	395

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	7,000	6,934
6.500% due 07/01/2026	12,750	12,577

Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	783
5.000% due 09/01/2045	1,750	1,773

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	$1,800	$1,822
5.375% due 09/01/2053	226	226
5.500% due 09/01/2054	1,000	1,014

Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	302
5.625% due 09/01/2055	600	586

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,619
5.000% due 08/15/2041	1,500	1,612

City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025
6.000% due 09/15/2054	1,125	1,151

Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	654
5.375% due 09/01/2055	1,047	1,036

Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2050	7,000	7,247

Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	13,000	11,871

Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	539
5.500% due 09/15/2055	1,250	1,226
5.625% due 09/15/2055	1,850	1,808

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,487

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	11,180	9,923

Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,425	3,177

Denton Essential Investments Public Facility Corp.
4.250% due 12/31/2030	700	695
4.500% due 12/31/2035	1,000	1,016
4.750% due 12/31/2030	650	646
5.000% due 12/31/2035	1,000	1,016
5.375% due 12/31/2045	1,750	1,792
5.875% due 12/31/2045	1,500	1,535
6.125% due 12/31/2055	8,000	8,168
7.095% due 06/01/2059 «~	12,600	12,688
7.095% due 06/02/2059 «~	43,300	43,898

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	14,210	14,474

Denton, Texas Essential Investments Public Facility Corp.
6.697% due 01/01/2043 «	7,200	7,081
6.697% due 01/01/2059 «	29,900	29,135

Dickinson Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.250% due 02/15/2053	8,075	7,397

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	4,640	4,237

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	2,000	1,850

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024
4.250% due 02/15/2053	6,940	6,421

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	14,235	12,722

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,757

Harris County, Texas General Obligation Bonds, Series 2024
4.000% due 09/15/2049	5,000	4,549

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harris County, Texas Toll Road Revenue Bonds, Series 2024
4.000% due 08/15/2049	$6,500	$5,789

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	14,500	15,406
5.500% due 07/15/2036	17,850	18,828
5.500% due 07/15/2037	19,500	20,430
5.500% due 07/15/2039	4,000	4,147

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	8,700	9,129

Humble Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2052	5,010	4,484

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.125% due 02/15/2054	6,000	5,360

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	9,000	8,167

Laredo, Texas Waterworks & Sewer Revenue Bonds, Series 2019
4.000% due 03/01/2044	3,480	3,263

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2055	4,575	4,692

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,800	1,637

Lower Colorado River Authority, Texas Revenue Bonds, Series 2023
5.250% due 05/15/2048	3,000	3,119

Medina County, Texas Special Assessment Bonds, Series 2026
5.750% due 09/01/2056	1,000	977

Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/01/2049	5,000	4,534

Mesquite, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	1,050	1,056
5.750% due 09/01/2055	1,300	1,274

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,240	967
4.000% due 07/01/2036 ^(c)	2,725	2,596
4.250% due 07/01/2031	670	638
4.250% due 07/01/2036 ^(c)	2,010	1,568
4.750% due 07/01/2051 ^(c)	8,280	6,210
5.000% due 07/01/2031 ^(c)	905	862
5.000% due 07/01/2046 ^(c)	25,340	21,534
5.000% due 07/01/2051 ^(c)	12,790	12,151
5.250% due 07/01/2036 ^(c)	2,150	1,403
5.500% due 07/01/2046 ^(c)	4,010	2,617
5.750% due 07/01/2051 ^(c)	2,420	1,579
7.000% due 07/01/2051 ^(c)	1,450	348

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
5.000% due 01/01/2042	500	498
5.000% due 01/01/2047	1,500	1,449

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	219

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	1,200	1,159
5.000% due 11/01/2060	2,800	2,675

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Notes, Series 2016
4.000% due 07/01/2026	25	20
6.000% due 07/01/2026 ^(c)	80	19

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 07/01/2031 ^(c)	1,080	705

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hope Cultural Education Facilities Finance Corp.,Texas Revenue Notes, Series 2016
4.000% due 07/01/2026	$50	$43

North Fort Bend Water Authority, Texas Revenue Bonds, Series 2019
4.000% due 12/15/2044	7,335	6,782

North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,700	2,885
5.000% due 09/01/2045	5,000	5,301
5.000% due 09/01/2046	4,505	4,743
5.000% due 09/01/2051	10,000	10,324

Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	7,225	6,636

Pilot Point, Texas Special Assessment Bonds, Series 2025
6.375% due 09/15/2055	2,800	2,862
7.125% due 09/15/2055	2,142	2,189

Princeton, Texas Special Assessment Bonds, Series 2024
5.250% due 09/01/2054	750	726

Princeton, Texas Special Assessment Bonds, Series 2025
5.250% due 09/01/2045	1,205	1,209
5.625% due 09/01/2055	2,380	2,362

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	100

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	2,100	2,137

San Antonio Water System, Texas Revenue Bonds, Series 2015
4.000% due 05/15/2045	6,845	6,288

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	5,892

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,012

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020
6.875% due 11/15/2055	2,400	2,245

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	9,945	11,070

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, (BAM Insured), Series 2025
5.500% due 09/01/2055	3,000	3,149

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2044	3,000	3,197

Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (e)	5,575	1,854
0.000% due 08/01/2051 (e)	3,450	905

Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050	26,630	27,492

Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2047	5,700	5,226

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	10,800	10,848

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	6,931

Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	10,000	9,324
4.375% due 10/15/2054	12,250	11,505
4.375% due 10/15/2059	13,800	12,933

Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2045	5,830	5,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	$6,500	$5,979

		610,349

UTAH 0.9%

Downtown Daybreak Public Infrastructure District No 1, Utah Tax Allocation Bonds, Series 2026
5.000% due 03/01/2041	2,200	2,206
5.625% due 03/01/2046	1,750	1,764

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2045	4,700	5,067

Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
0.000% due 06/01/2055 (f)	4,500	3,859
6.250% due 06/01/2055	1,700	1,771

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,789
6.000% due 06/15/2054	7,500	7,652

Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025
0.000% due 06/01/2043 (f)	2,000	1,518
5.500% due 06/01/2050	850	853
5.750% due 06/01/2060	2,650	2,670

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	5,500	4,751

Salt Lake City, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	3,430	3,433

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	10,017

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	3,500	3,162

		54,512

VERMONT 0.0%

Vermont Economic Development Authority Revenue Bonds, Series 2022
4.375% due 06/01/2052	2,000	2,041

VIRGINIA 1.0%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	3,555	3,434

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	13,000	11,152

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2048	5,000	5,047

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	159	121
6.050% due 03/01/2044	149	130
6.050% due 03/01/2054 ^(c)	584	292

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	2,245

Virginia Beach Development Authority Revenue Bonds, Series 2023
7.000% due 09/01/2059	4,000	4,346

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	3,000	3,035

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	$12,625	$10,552
7.500% due 07/01/2052 ^(c)	5,569	3,341

Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,109
5.500% due 12/01/2054	2,500	2,572

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2044	2,500	2,614
5.000% due 06/15/2045	2,500	2,590
5.250% due 06/15/2055	4,000	4,090

		57,670

WASHINGTON 1.8%

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2042	7,000	7,641

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017
4.000% due 09/01/2047	3,135	2,883

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	2,740	3,028

Washington State General Obligation Bonds, Series 2026
5.000% due 06/01/2050	14,500	15,161

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,555	1,282
5.000% due 07/01/2048	6,060	4,442
5.000% due 07/01/2053	3,945	2,732

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	8,681	8,041

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/01/2050	14,392	13,872

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.079% due 11/20/2041	15,312	14,356
6.000% due 01/01/2046	8,915	8,965
6.000% due 07/01/2060	1,000	1,005
6.250% due 01/01/2056	8,000	7,980
7.000% due 07/01/2064	2,200	2,263

Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043	13,685	13,392

		107,043

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	144,415	13,418

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,503

West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	9,000	9,158
5.450% due 01/01/2055	11,620	12,634

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2053	8,600	9,093

		46,806

WISCONSIN 2.8%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	20,000	14,000
7.000% due 11/01/2046 ^(c)	3,500	1,225
7.000% due 01/01/2050	4,750	5,000

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	$5,000	$4,241
6.375% due 01/01/2048 ^(c)	8,930	4,018

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054 ^(c)	5,230	3,225

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	3,350	2,003
0.000% due 01/01/2060 (e)	43,000	3,688
5.000% due 01/01/2055	3,500	2,958
5.250% due 03/01/2055	2,500	2,241

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	9,475	7,809
4.500% due 06/01/2056	1,500	1,136
5.000% due 07/01/2037	500	507
5.000% due 07/01/2039	500	503
5.000% due 07/01/2041	500	490
5.625% due 06/01/2050	5,185	5,138
6.500% due 06/01/2045	1,400	1,250

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,695
5.000% due 10/01/2052	13,120	13,141

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
0.000% due 07/01/2062	1,360	1,109

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	705
5.000% due 12/15/2044	400	388

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	776
5.250% due 06/01/2045	370	371
5.250% due 06/15/2055	1,000	975
5.250% due 11/15/2061	3,000	3,004
5.500% due 06/15/2045	725	724
5.500% due 06/01/2055	600	596
5.500% due 06/15/2055	750	737
5.750% due 06/15/2055	1,000	968
5.750% due 12/31/2065	30,600	31,254

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (e)	847	658
6.125% due 12/15/2029	1,964	1,984

Public Finance Authority, Wisconsin Revenue Notes, Series 2025
5.000% due 06/01/2030	750	776
5.000% due 06/01/2035	1,175	1,234

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2048	10,000	10,366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	$2,095	$1,912

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	3,057

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.500% due 07/01/2043	2,350	2,146

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,756

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024
5.875% due 07/01/2055	8,000	7,958

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.000% due 11/15/2045	5,000	4,972
6.375% due 11/15/2060	4,100	4,045
6.625% due 07/01/2060	4,800	5,005

		166,744

Total Municipal Bonds & Notes (Cost $5,110,326)		5,017,179

U.S. GOVERNMENT AGENCIES 2.7%

Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040 - 06/01/2043	14,940	13,779
3.700% due 09/01/2038	10,372	9,914
3.790% due 07/01/2040	2,910	2,779
3.800% due 12/01/2038 - 01/01/2040	15,084	14,406
3.850% due 04/01/2039	3,959	3,800
4.000% due 01/01/2039	3,500	3,421
4.100% due 05/01/2038	6,719	6,657
4.250% due 08/01/2038	4,934	4,939
4.400% due 11/01/2040	9,850	9,908
4.600% due 03/01/2041	7,657	7,834
4.900% due 02/01/2040	5,903	6,214
5.210% due 08/01/2040	15,770	17,148
5.360% due 06/01/2039	7,491	8,258

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.802% due 04/25/2043 ~	8,013	6,879
2.951% due 01/25/2039 ~	24,503	16,306
3.198% due 01/25/2043 ~	12,177	8,128
3.869% due 05/25/2041 ~	5,850	5,805
4.979% due 01/25/2042 ~	12,474	10,098

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	4,857	4,963

Total U.S. Government Agencies (Cost $156,962)		161,236

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

AM Bidco Holdings LLC «(d)	1,060	$0

Total Common Stocks (Cost $0)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

COMMERCIAL PAPER 0.0%

Jefferson Energy Trading LLC
10.000% due 06/30/2026 «	$100	100

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (g)	1,516,087	1,516

Total Short-Term Instruments (Cost $1,616)		1,616

Total Investments in Securities (Cost $5,692,839)		5,597,965

INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%

PIMCO Short-Term Floating NAV Portfolio III	46,279,085	450,712

Total Short-Term Instruments (Cost $450,603)		450,712

Total Investments in Affiliates (Cost $450,603)		450,712

Total Investments 100.2% (Cost $6,143,442)		$6,048,677

Other Assets and Liabilities, net (0.2)%		(10,498)

Net Assets 100.0%		$6,038,179

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

(e)	Zero coupon security.

(f)	Security becomes interest bearing at a future date.

(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AM Bidco Operations LLC	TBD - 8.500%	10/21/2027	10/21/2025	$22,990	$21,949	0.37%
Bluehouse Commons Apartments	4.120	12/01/2042	01/09/2025	11,158	11,382	0.19
City of Salinas	4.020	09/01/2033	07/26/2023	6,239	6,091	0.10
Groves Seniors Apartments 2	4.000	07/01/2038	01/09/2025	1,138	1,173	0.02
Groves Seniors Apartments 2	4.170	06/01/2041	01/09/2025	6,929	7,097	0.12
Mangini Place Apartments	3.910	11/01/2042	01/09/2025	16,105	16,438	0.27
Northlake Senior Apartments	3.990	10/01/2041	01/09/2025	17,304	17,710	0.29
Pine Grove Powers Avenue	5.000	10/01/2042	01/09/2025	16,729	17,106	0.28
Valencia Garden	4.020	11/01/2041	01/09/2025	10,257	10,492	0.18
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025	6.500	11/01/2055	08/25/2025	4,000	4,421	0.07
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	11,000	12,089	0.20

				$123,849	$125,948	2.09%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(586)	$(586)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$140	$140

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$383,971	$383,971
Corporate Bonds & Notes
Banking & Finance	0	0	15,860	15,860
Industrials	0	18,103	0	18,103
Municipal Bonds & Notes
Alabama	0	242,864	0	242,864
Alaska	0	20,761	0	20,761
Arizona	0	37,508	0	37,508
Arkansas	0	84,552	0	84,552
California	0	316,961	0	316,961
Colorado	0	204,181	0	204,181
District of Columbia	0	39,656	0	39,656
Florida	0	357,981	0	357,981
Georgia	0	119,013	0	119,013
Guam	0	1,504	0	1,504
Hawaii	0	17,966	0	17,966
Idaho	0	22,541	0	22,541
Illinois	0	247,679	0	247,679

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Indiana	$0	$92,523	$0	$92,523
Iowa	0	28,475	0	28,475
Kansas	0	3,923	0	3,923
Kentucky	0	18,102	0	18,102
Louisiana	0	42,887	0	42,887
Maine	0	3,102	0	3,102
Maryland	0	16,485	0	16,485
Massachusetts	0	99,656	0	99,656
Michigan	0	104,546	0	104,546
Minnesota	0	13,873	0	13,873
Mississippi	0	730	0	730
Missouri	0	13,864	0	13,864
Montana	0	100	0	100
Multi-State	0	113,870	0	113,870
Nebraska	0	11,782	0	11,782
Nevada	0	8,727	0	8,727
New Hampshire	0	71,845	0	71,845
New Jersey	0	68,144	0	68,144
New York	0	537,782	0	537,782

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)	March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
North Carolina	$0	$7,903	$0	$7,903
Ohio	0	240,770	0	240,770
Oklahoma	0	13,305	0	13,305
Oregon	0	7,339	0	7,339
Pennsylvania	0	201,939	0	201,939
Puerto Rico	0	395,717	0	395,717
Rhode Island	0	28,888	0	28,888
South Carolina	0	51,724	0	51,724
Tennessee	0	60,846	0	60,846
Texas	0	517,547	92,802	610,349
Utah	0	54,512	0	54,512
Vermont	0	2,041	0	2,041
Virginia	0	57,670	0	57,670
Washington	0	107,043	0	107,043
West Virginia	0	46,806	0	46,806
Wisconsin	0	166,744	0	166,744
U.S. Government Agencies	0	161,236	0	161,236

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Commercial Paper	$0	$0	$100	$100
Mutual Funds	1,516	0	0	1,516

	$1,516	$5,103,716	$492,733	$5,597,965

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$450,712	$0	$0	$450,712

Total Investments	$452,228	$5,103,716	$492,733	$6,048,677

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$98,439	$302,158	$(15,135)	$1,769	$175	$(3,435)	$0	$0	$383,971	$(3,403)
Corporate Bonds & Notes
Banking & Finance	18,237	0	(1,086)	8	17	(1,316)	0	0	15,860	(1,315)
Municipal Bonds & Notes
Texas	0	93,000	0	0	0	(198)	0	0	92,802	(198)
Short-Term Instruments
Commercial Paper	0	100	0	0	0	0	0	0	100	0

Totals	$116,676	$395,258	$(16,221)	$1,777	$192	$(4,949)	$0	$0	$492,733	$(4,916)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$21,949	Comparable Companies	Revenue Multiple	X	1.800	—
	362,022	Discounted Cash Flow	Discount Rate		4.976-7.780	6.715
Corporate Bonds & Notes
Banking & Finance	15,860	Discounted Cash Flow	Discount Rate		7.926-24.718	21.874
Municipal Bonds & Notes
Texas	92,802	Discounted Cash Flow	Discount Rate		6.640-8.400	7.037
Short-Term Instruments
Commercial Paper	100	Discounted Cash Flow	Discount Rate		10.047	—

Total	$492,733

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Municipal Bond Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.3%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$4,800	$3,513

Total Corporate Bonds & Notes (Cost $4,689)		3,513

MUNICIPAL BONDS & NOTES 80.9%

ALABAMA 3.8%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033	550	550

Alabama Housing Finances Authority, Revenue Notes, (HUD Insured), Series 2024
5.000% due 11/01/2027	2,750	2,782

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	4,400	4,403

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
2.770% (MUNIPSA) due 10/01/2052 ~	3,500	3,494

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	9,700	10,470

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	14,000	14,831

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	15,450	16,353

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	9,125	9,512

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	9,900	10,355

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	3,000	3,275

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	8,700	9,282

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	12,705	12,114

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	8,200	8,637

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,150	10,206

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,000	3,149

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	18,800	19,218

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	3,400	3,422
5.250% due 03/01/2055	26,900	27,653
5.250% due 11/01/2055	3,700	3,997

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	7,700	8,048

		181,751

ALASKA 0.2%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	7,575	7,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 1.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.125% due 01/01/2059	$14,675	$13,576

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	3,400	3,439

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	14,200	14,386

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	5,000	4,788

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	2,500	2,378

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,213

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2042	8,000	8,758

		48,538

ARKANSAS 1.0%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	5,000	5,411

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.000% due 09/01/2046	41,200	41,020

		46,431

CALIFORNIA 5.0%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (d)	5,000	2,878

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	3,000	3,024

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.500% due 07/01/2054	5,500	5,112

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.500% due 10/01/2054	3,455	3,759

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	11,600	12,241
5.000% due 01/01/2055	1,285	1,313
5.000% due 11/01/2055	6,015	6,139

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	10,700	10,808
5.000% due 01/01/2056	9,300	9,428

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	250	250

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
4.000% due 11/01/2040	3,500	3,435

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,777

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053	9,600	9,659

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	20,500	20,722

California Housing Finance Revenue Notes, Series 2024
5.870% due 04/01/2029	15,000	15,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	$5,000	$4,575
5.000% due 01/01/2056	1,250	1,059

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.875% due 11/01/2043	2,000	2,037

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	2,100	2,098

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 12/31/2043	2,000	2,021

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	2,019

California Municipal Finance Authority Revenue Bonds, Series 2025
3.998% due 11/20/2040	9,666	9,260

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000	3,000

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	6,800	7,011

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	5,370	4,638

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	5,900	6,211

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,725	2,415

East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025
5.000% due 06/01/2027	5,650	5,842

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	4,000	3,173
3.850% due 06/01/2050	2,770	2,533

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,600	1,568

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	775	754

Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2060	3,500	3,646

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.250% due 06/01/2047	2,000	2,056

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430	3,920

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000	5,432

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2030	3,425	3,690
5.000% due 05/15/2035	1,250	1,399

Merced City School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,500	2,599
5.000% due 08/01/2054	4,740	4,894

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (c)	5,000	1,880

Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,050	1,054

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	4,500	4,510

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	$3,565	$3,239

San Francisco Unified School District, California General Obligation Bonds, Series 2025
5.000% due 06/15/2042	2,675	2,882
5.000% due 06/15/2043	1,855	1,989
5.000% due 06/15/2044	1,250	1,332

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024
5.000% due 05/01/2035	5,560	6,154

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2034	7,700	8,524

University of California Revenue Bonds, Series 2022
5.000% due 05/15/2052	13,000	13,394

University of California Revenue Bonds, Series 2026
5.000% due 11/15/2045	2,650	2,867
5.000% due 11/15/2046	2,750	2,964

		244,184

COLORADO 2.3%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	2,000	1,880

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025
5.250% due 12/01/2050	5,500	5,769

Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.250% due 12/01/2049	3,500	3,682

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,000	12,310
4.000% due 08/01/2044	4,915	4,473

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2040	3,925	4,133
5.250% due 11/01/2039	2,000	2,156

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 09/01/2035	6,000	6,606

Colorado Housing and Finance Authority Revenue Bonds, Series 2024
6.350% due 06/01/2054	7,500	7,281

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	7,000	7,153

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018
4.000% due 03/15/2043	5,515	5,318

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	15,500	14,557

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2044	1,250	1,294

Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	989
6.000% due 12/01/2055	2,500	2,638

Denver, Colorado City & County Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 10/01/2042	2,000	2,079

Denver, Colorado Pledged Excise Tax City & County Revenue Bonds, Series 2016
4.000% due 08/01/2046	8,435	7,895

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	9,943	10,158

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2035	1,250	1,336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	$6,930	$8,205

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300	1,230

		111,142

CONNECTICUT 0.3%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	3,804

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,891

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,015

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010
2.550% due 07/01/2049	3,000	3,000

University of Connecticut Revenue Bonds, Series 2023
5.250% due 11/15/2048	1,710	1,825

		12,535

DISTRICT OF COLUMBIA 1.7%

District of Columbia General Obligation Bonds, Series 2016
4.000% due 06/01/2041	11,665	11,692

District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,000	5,488
5.000% due 06/01/2043	9,000	9,755
5.000% due 06/01/2045	10,000	10,669

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2048	4,050	4,065

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,663
5.250% due 10/01/2041	2,000	2,148
5.250% due 10/01/2045	4,375	4,592
5.250% due 10/01/2046	2,000	2,086

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,678

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	14,900	15,155
5.000% due 07/15/2056	10,250	10,408

		80,399

FLORIDA 3.5%

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	1,230	1,201

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,250	1,286

Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2049	1,500	1,522

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	2,000	1,804

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	8,900	8,661
5.250% due 07/01/2047	6,600	6,486
5.250% due 07/01/2053	25,650	24,916

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	$1,850	$1,859

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	4,275	4,275

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,162

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	2,000	2,050

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 11/15/2059	7,000	7,661

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
2.650% due 11/15/2054	7,950	7,950
2.750% due 11/15/2054	2,600	2,600

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	5,000	5,365

Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018
5.000% due 07/01/2041	7,000	7,130

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	8,250	9,116

Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038	1,000	1,094

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	865	878

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	1,900	1,891

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022
5.000% due 07/01/2051	2,605	2,644

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	2,500	2,227

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
4.125% due 10/01/2050	1,300	1,189

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,754

Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024
5.000% due 10/01/2049	2,800	2,879

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,063
5.000% due 10/01/2053	4,000	4,047

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024
5.000% due 08/01/2054	1,650	1,582

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 10/01/2049	3,300	2,851

Orange County, Florida School Board Certificates of Participation Notes, Series 2024
5.000% due 08/01/2034	9,005	10,208

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	1,008
0.000% due 10/01/2033 (c)	1,680	1,231

School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022
5.000% due 03/15/2052	5,000	5,078

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017
4.000% due 03/15/2042	24,700	24,346

South Miami Health Facilities Authority Inc, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2042	2,040	1,934

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	$750	$522
0.000% due 09/01/2036 (c)	800	530
0.000% due 09/01/2038 (c)	1,000	598
0.000% due 09/01/2045 (c)	850	339
4.000% due 07/01/2039	1,200	1,155

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2042	2,250	2,195

		169,287

GEORGIA 1.7%

Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, (FNMA Insured), Series 2024
4.370% due 05/01/2044	6,450	6,144

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,061
5.000% due 07/01/2037	500	525

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	937

Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023
5.125% due 04/01/2048	10,000	10,269

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025
5.000% due 10/01/2055	7,800	8,029

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,234

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	3,700	3,923
5.000% due 12/01/2054	3,600	3,845
5.000% due 05/01/2055	1,800	1,889

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	17,500	18,386

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	9,060	9,057
5.000% due 01/01/2063	3,340	3,300

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,046

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2039	1,000	1,081
5.250% due 01/01/2049	5,000	5,150

		80,876

IDAHO 0.0%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2040	2,000	2,175

ILLINOIS 5.3%

Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036	2,000	1,936

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	5,600	5,413
6.250% due 12/01/2050	22,500	23,579

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	3,500	3,721

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	15,000	15,002

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.250% due 01/01/2053	5,000	5,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2048	$4,500	$4,595
5.250% due 01/01/2041	1,000	1,068
5.250% due 01/01/2042	1,000	1,059
5.250% due 01/01/2048	1,470	1,494

Chicago O’Hare International Airport, Illinois Revenue Notes, Series 2024
5.000% due 01/01/2033	5,405	5,909

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024
5.000% due 12/01/2049	8,000	8,116

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	1,652

DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023
5.000% due 01/01/2041	1,530	1,584

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025
5.000% due 01/15/2040	6,000	6,481

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	5,400	5,441

Illinois Finance Authority Revenue Bonds, Series 2014
4.000% due 08/01/2038	3,090	2,946

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,322
5.000% due 02/15/2029	4,500	4,571

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	7,600	7,740

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	5,000	4,711

Illinois Finance Authority Revenue Bonds, Series 2021
2.750% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,360

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2039	3,000	3,204
5.000% due 08/15/2040	2,000	2,124
5.000% due 08/15/2041	2,500	2,656
5.000% due 08/15/2043	6,500	6,889

Illinois Finance Authority Revenue Bonds, Series 2026
6.500% due 03/01/2055	5,406	4,805

Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	4,000	4,372

Illinois Sales Tax State Revenue Bonds, Series 2016
3.000% due 06/15/2033	1,000	940

Illinois Sales Tax State Revenue Bonds, Series 2025
5.000% due 06/15/2038	12,500	13,583

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2037	3,300	3,208

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	896
5.000% due 10/01/2033	1,610	1,666

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,350
4.000% due 10/01/2035	8,000	7,926

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	5,650	5,827

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	2,900	3,118
5.000% due 02/01/2039	5,000	5,323
5.250% due 05/01/2042	12,000	12,712

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	10,500	10,949

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	4,280	4,280

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,340	2,422

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (c)	4,500	2,756

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	$15,480	$13,831

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,259

Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2039	3,200	3,515
5.000% due 06/01/2040	3,885	4,233

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	4,350	3,750
5.000% due 01/01/2037	1,150	1,174

		258,826

INDIANA 1.5%

Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025
6.028% due 07/01/2060	8,150	7,898

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	2,134

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,270
4.250% due 11/01/2030	15,835	16,250

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(b)	5,595	280

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,446

Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2049	1,500	1,477

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	6,500	7,089

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022
5.250% due 01/01/2048	2,150	2,219

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,296
6.000% due 03/01/2053	5,000	5,148

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,020

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,020

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	3,980	4,099

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500	10,935

		70,581

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,468
5.000% due 12/01/2050	1,700	1,916

		9,384

KENTUCKY 1.2%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	8,350	9,124

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670	1,388

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,600	3,813

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	25,950	27,334

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	$1,000	$1,005

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025
5.000% due 05/15/2050	4,610	4,771

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	7,000	7,085

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2054	2,000	2,046

		56,566

LOUISIANA 0.6%

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	9,100	9,763

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500	1,594

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.250% due 01/01/2042	17,180	18,192

		29,549

MAINE 0.2%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,496
4.000% due 12/01/2034	1,580	1,528
4.000% due 12/01/2035	1,395	1,335
4.000% due 12/01/2036	1,460	1,383
4.250% due 12/01/2037	1,440	1,402

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2032	1,670	1,762

		8,906

MARYLAND 0.4%

Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021
4.000% due 08/01/2051	4,580	3,920

Maryland Economic Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2048	8,000	8,535

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	2,000	2,139
5.000% due 07/01/2044	3,500	3,713
5.000% due 07/01/2045	2,545	2,677

		20,984

MASSACHUSETTS 1.6%

Commonwealth of Massachusetts General Obligation Bonds, Series 2017
4.000% due 02/01/2041	3,435	3,377

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	2,003

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,126
5.000% due 11/01/2052	4,200	4,307

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	12,900	13,517

Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022
5.000% due 06/01/2050	15,000	15,399

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	11,600	11,994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	$2,500	$2,419

Massachusetts Development Finance Agency Revenue Bonds, Series 2024
4.000% due 03/01/2054	4,000	3,620

Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2055	4,000	3,850
5.500% due 07/01/2045	2,250	2,328

Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,457

University of Massachusetts Building Authority Revenue Bonds, Series 2017
5.000% due 11/01/2036	6,300	6,461

		75,858

MICHIGAN 1.5%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	12,628	9,736

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2033	800	886

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.228% (TSFR3M) due 07/01/2032 ~	3,750	3,738

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,429

Grand Rapids, Michigan General Obligation Bonds, Series 2025
5.000% due 04/01/2050	3,435	3,536

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	8,125	6,916

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	26,500	2,557
5.000% due 06/01/2040	2,500	2,572

Michigan State Building Authority Revenue Bonds, Series 2022
5.000% due 10/15/2047	3,500	3,631

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	2,185	1,988

Michigan State Hospital Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2055	17,150	18,833

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2046	5,320	4,959

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,800
5.250% due 12/01/2036	1,710	1,882

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,352
5.000% due 12/01/2032	1,405	1,542

Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.250% due 11/15/2049	1,000	1,046
5.250% due 11/15/2054	3,750	3,877

		72,280

MINNESOTA 0.9%

Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018
5.000% due 02/15/2048	4,600	4,599

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	4,000	4,239
5.000% due 07/01/2032	3,000	3,273

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2049	$10,560	$10,243

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2035	1,350	1,447

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022
5.000% due 01/01/2032	1,075	1,169

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055	9,590	10,736

Rochester, Minnesota Revenue Bonds, Series 2022
4.000% due 11/15/2039	5,440	5,506

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	3,700	3,732

		44,944

MISSISSIPPI 0.1%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000	1,060
5.000% due 03/01/2042	1,000	1,056
5.000% due 03/01/2043	1,000	1,052
5.000% due 03/01/2044	1,000	1,044
5.000% due 03/01/2045	1,000	1,038

		5,250

MISSOURI 0.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	5,500	5,235

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,468

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2041	800	861
5.000% due 11/15/2042	700	748
5.000% due 11/15/2043	820	869
5.000% due 11/15/2044	2,850	2,994

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,825
5.000% due 03/01/2054	7,000	6,889

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000	3,168

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	3,500	3,894

		31,951

MULTI-STATE 2.1%

Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024
4.375% due 04/01/2043	3,000	2,934

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	5,287	5,414

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.869% due 01/25/2043	19,782	20,607

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	18,332	18,211
4.144% due 01/25/2040	9,718	9,639
4.555% due 08/25/2040	18,975	19,085

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.291% due 04/25/2042 ~	6,250	6,555
4.326% due 08/25/2041 ~	4,959	5,088

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.686% due 10/25/2040	$11,920	$12,105

		99,638

NEBRASKA 0.0%

Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
5.000% due 03/01/2049	2,250	2,285

NEVADA 0.1%

Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022
4.000% due 06/01/2047	2,000	1,864

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	900

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,533

		5,297

NEW HAMPSHIRE 1.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,801	3,647
3.875% due 01/20/2038	9,673	9,266

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
0.505% due 08/20/2039 (a)	14,688	558

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	17,988	17,283
3.922% due 01/20/2041 ~	17,242	16,702
4.946% due 02/20/2041	15,857	16,244

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2036	3,255	3,636
5.000% due 08/01/2037	2,500	2,774
5.250% due 08/01/2055	5,000	5,121

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	9,625	10,791

		86,022

NEW JERSEY 0.8%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,012

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	300	301

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000	974

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	4,600	5,135

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (c)	4,550	3,624

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	2,002
4.000% due 06/15/2050	1,000	903

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	5,000	5,432

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018
5.000% due 12/15/2028	2,155	2,288

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
5.000% due 12/15/2028	1,100	1,168

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Turnpike Authority Revenue Bonds, Series 2025
5.000% due 01/01/2043	$3,000	$3,261

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,414
5.000% due 06/01/2046	7,800	7,597

		38,111

NEW MEXICO 0.2%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000	7,510

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	4,350	4,450

		11,960

NEW YORK 12.9%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2038	3,750	3,955

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	3,145	2,622

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
5.000% due 09/01/2037	1,475	1,556

Build NYC Resource Corp. New York Revenue Notes, Series 2024
5.000% due 09/01/2034	1,550	1,660

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700	3,832

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	3,600	3,591

New York City, New York General Obligation Bonds, Series 2015
2.850% due 06/01/2044	40	40

New York City, New York General Obligation Bonds, Series 2018
2.850% due 12/01/2047	15,000	15,000

New York City, New York General Obligation Bonds, Series 2021
4.000% due 08/01/2041	4,000	3,905

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.750% due 11/01/2054	3,700	3,652

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	3,500	3,010

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	2,425	2,422

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
2.700% due 06/15/2044	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.650% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,306

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	5,425	5,713

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.250% due 06/15/2054	3,500	3,647

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021
4.000% due 07/15/2036	5,000	5,099

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
2.780% due 02/01/2044	10,000	10,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.850% due 11/01/2042	$12,040	$12,040

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
2.700% due 08/01/2045	13,900	13,900

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	7,921

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	8,250	7,834

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
4.000% due 02/01/2051	2,435	2,157
5.000% due 02/01/2040	5,000	5,310

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 05/01/2053	11,900	12,147

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
5.000% due 11/01/2053	8,400	8,605

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2050	13,000	13,389

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,620
5.250% due 05/01/2048	4,000	4,187
5.250% due 05/01/2050	2,000	2,085

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	6,800	6,288
5.000% due 05/01/2043	5,185	5,542
5.000% due 05/01/2044	3,220	3,416
5.000% due 05/01/2046	7,125	7,435
5.000% due 05/01/2047	5,000	5,177
5.250% due 05/01/2048	3,910	4,113

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000	16,857
5.000% due 11/01/2041	5,405	5,876
5.000% due 11/01/2042	3,000	3,237

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	12,570	12,841

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	16,500	16,500
5.375% due 11/15/2040	8,005	7,971

New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2048	7,500	7,844

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600	6,218

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,895	2,952

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,027
4.000% due 02/15/2047	9,085	8,133
5.000% due 02/15/2048	3,300	3,386
5.000% due 07/01/2050	3,500	3,575

New York State Dormitory Authority Revenue Bonds, Series 2021
5.000% due 07/01/2051	1,440	1,469

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,002
4.000% due 05/01/2041	5,350	5,088

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	$3,750	$3,697
5.000% due 03/15/2055	20,950	21,445

New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043	3,190	3,297
5.000% due 07/01/2044	3,595	3,686
5.000% due 07/01/2045	3,000	3,051
5.250% due 07/01/2054	3,000	3,146

New York State Dormitory Authority Revenue Bonds, Series 2026
5.000% due 03/15/2053	10,500	10,771

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (f)	2,600	2,360

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	5,000	5,077

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	8,400	9,183
5.000% due 03/15/2059	30,090	30,654

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2047	6,100	5,576
5.000% due 03/15/2039	2,875	2,977

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,327
5.000% due 03/15/2044	2,500	2,619

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2043	10,000	10,713

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	4,000	4,149

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	26,400	26,569

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2043	2,250	2,367

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	26,410	27,145

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	5,135	5,264

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,900	5,900

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	800	820

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 10/01/2040	3,000	3,044

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000	8,598

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	12,300	13,495

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.500% due 06/30/2060	2,000	2,004

New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2042	1,875	2,071
6.000% due 06/30/2059	16,500	17,305

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	8,495	8,634

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	$730	$719

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
4.500% due 12/01/2050	11,000	10,754
5.250% due 12/01/2044	1,325	1,460
5.250% due 12/01/2045	1,150	1,256

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,387
5.000% due 12/01/2038	1,400	1,498

Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2042	2,500	2,752
5.000% due 01/15/2043	2,775	3,027
5.000% due 01/15/2050	7,000	7,299

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	3,020	2,914

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,864

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	1,500	1,549

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550	1,706
5.000% due 12/01/2041	1,250	1,372
5.000% due 12/01/2050	5,000	5,137

		623,590

NORTH CAROLINA 0.8%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.750% due 01/15/2037	10,000	10,000

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	3,612	3,468

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,470	3,849

North Carolina State Revenue Bonds, Series 2021
4.000% due 03/01/2035	12,230	12,590

North Carolina State Revenue Bonds, Series 2025
5.000% due 03/01/2038	3,000	3,359
5.000% due 03/01/2039	3,500	3,893
5.000% due 03/01/2040	2,980	3,291

		40,450

NORTH DAKOTA 0.0%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250	2,252

OHIO 3.3%

Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2040	16,500	17,568
5.000% due 11/01/2041	6,250	6,622

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	63,000	4,608
4.000% due 06/01/2048	13,560	11,370
5.000% due 06/01/2036	2,000	2,097
5.000% due 06/01/2055	46,195	37,303

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	4,400	4,723

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.820% due 11/01/2043	3,000	3,081

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	$3,300	$2,952

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	7,500	6,565

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	5,500	5,008

Montgomery County, Ohio Revenue Bonds, Series 2019
2.850% due 11/15/2045	15,735	15,735

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	4,497

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	14,275	12,944

Ohio Air Quality Development Authority Revenue Bonds, Series 2026
4.350% due 06/30/2040	3,300	3,248

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	17,430	19,097

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.150% due 09/01/2040	2,700	2,677

Ohio State Hospital Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	971

		161,066

OKLAHOMA 0.3%

Oklahama Water Resources Board Revenue Bonds, Series 2025
5.250% due 04/01/2050	3,400	3,588

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,605	2,569

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	1,750	1,640

Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	732
5.000% due 08/01/2029	755	778

Oklahoma Turnpike Authority Revenue Bonds, Series 2023
5.500% due 01/01/2053	6,300	6,627

		15,934

OREGON 0.1%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,385

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	962

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (c)	1,500	988

Port of Portland, Oregon Airport Revenue Bonds, Series 2022
4.000% due 07/01/2047	4,290	3,769

		7,104

PENNSYLVANIA 3.8%

Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,227
5.000% due 12/01/2043	1,000	1,060

Beaver County, Pennsylvania Economic Development Authority Revenue Bonds, Series 2006
4.750% due 01/01/2035	6,000	6,228

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	$415	$442

Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	13,335	11,763
4.000% due 07/01/2051	4,500	3,778
5.000% due 07/01/2035	2,605	2,730
5.000% due 07/01/2039	2,800	2,869
5.000% due 07/01/2054	4,400	4,304

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	11,200	10,775

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	11,205	11,335

Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019
4.000% due 07/01/2049	2,500	2,152

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
3.520% (MUNIPSA) due 08/15/2038 ~(f)	3,045	3,007

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	2,116

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,000	1,722

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013
3.000% due 08/01/2045	7,650	7,649

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,388
5.250% due 06/30/2053	500	500
5.500% due 06/30/2037	1,850	2,008
5.500% due 06/30/2038	2,000	2,151
5.500% due 06/30/2039	5,500	5,886
6.000% due 06/30/2061	7,000	7,310

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
2.875% due 06/01/2049	6,600	6,597
5.000% due 03/15/2060	13,100	14,256
5.450% due 01/01/2051	2,225	2,419

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2026	1,500	1,502

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	2,894

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	6,900	6,063

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,597
5.250% due 11/01/2041	5,000	5,382
5.250% due 11/01/2044	3,000	3,162

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,765	4,069
6.250% due 10/01/2054	2,155	2,350

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500	2,201

Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,500	2,266

Pennsylvania Turnpike Commission Revenue Bonds, Series 2019
5.000% due 12/01/2044	4,365	4,510

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	11,000	11,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	$1,275	$1,340

Pennsylvania Turnpike Commission Revenue Bonds, Series 2024
5.000% due 12/01/2039	3,350	3,680

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000	3,236

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000	1,073

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2030	700	730

		182,074

PUERTO RICO 2.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	17,696	11,879

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	1,725	1,758

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	8,509	8,347

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	5,800	5,662

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	99,794	35,143
0.000% due 07/01/2051 (c)	84,762	21,727
4.500% due 07/01/2034	2,456	2,456
4.750% due 07/01/2053	11,570	10,790
5.000% due 07/01/2058	8,500	8,093

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	4,400	4,341
4.550% due 07/01/2040	10,167	10,139

		120,335

RHODE ISLAND 0.6%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.250% due 05/15/2054	5,350	5,252

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,002
5.000% due 06/01/2040	6,770	6,771
5.000% due 06/01/2050	13,800	13,522

		30,547

SOUTH CAROLINA 0.9%

Charleston County, South Carolina Airport District Revenue Bonds, Series 2024
5.250% due 07/01/2054	3,750	3,818

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	658
4.250% due 02/01/2043	675	680

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	5,500	5,874

South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013
4.000% due 12/01/2049	1,000	896

South Carolina Public Service Authority Revenue Bonds, Series 2021
5.000% due 12/01/2051	3,500	3,543

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	$6,500	$6,650

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000	4,238
5.000% due 12/01/2047	3,500	3,615

Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017
5.000% due 04/15/2048	11,265	11,338

		41,310

SOUTH DAKOTA 0.1%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	6,600	6,533

TENNESSEE 1.1%

Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024
5.250% due 12/01/2049	7,000	7,209

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	150	143

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,073

Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000	4,967

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (FHLMC Insured), Series 2024
5.150% due 08/01/2043	12,500	12,891

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	6,705	6,842

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	779

Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022
5.250% due 07/01/2032	1,205	1,333

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	10,400	11,240

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,381

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685	1,782

		55,640

TEXAS 9.9%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	1,000	50

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2044	3,420	3,286
4.125% due 08/15/2054	2,400	2,083

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.500% due 08/15/2050	2,500	2,403

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	3,200	3,225

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024
5.000% due 11/15/2049	$5,000	$5,187

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	3,900	3,586

Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024
3.020% due 05/10/2045	4,000	4,002

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,000	1,981

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2039	3,500	3,805

City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2050	2,785	2,851
5.000% due 08/15/2055	5,170	5,259

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	3,675	3,662
5.250% due 02/15/2043	3,900	4,150
5.250% due 02/15/2045	1,925	2,027

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	8,265

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	6,000	6,446

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050	10,500	11,351

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	3,650	3,971

Denton Essential Investments Public Facility Corp.
7.095% due 06/02/2059 «~	31,400	31,833

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	16,500	16,807

Denton, Texas Essential Investments Public Facility Corp.
6.697% due 01/01/2059 «	22,500	21,924

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	8,017
5.000% due 02/15/2042	8,450	8,982

Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,000	7,305

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	7,500	7,360

Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038	5,000	5,339

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049	3,395	3,505

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	781	775

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	4,000	3,966

Grayson County Junior College District, Texas General Obligation Bonds, Series 2024
4.000% due 02/15/2049	2,000	1,794

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2034	7,890	8,836

Harris County, Texas Hospital District General Obligation Bonds, Series 2025
5.000% due 02/15/2042	9,000	9,620

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037	$2,000	$2,152

Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2036	15,000	15,822

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	1,500	1,407

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	5,000	4,549

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	5,000	5,089

Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/01/2055	10,000	10,231

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.250% due 08/15/2053	1,250	1,137

Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,263

Lower Colorado River Authority, Texas Revenue Bonds, Series 2021
5.000% due 05/15/2051	6,000	6,065

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	7,900	8,610

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	5,000	5,028

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	8,250	8,205

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	3,170	2,870

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	8,000	7,989

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
2.875% due 05/01/2046	3,200	3,198
3.000% due 05/01/2050	2,650	2,650

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,877
5.000% due 01/01/2047	2,000	1,932

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 08/15/2060	3,780	3,918

North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039	11,400	12,638

Permanent University Fund - University of Texas System Revenue Bonds, Series 2024
5.000% due 07/01/2038	7,400	8,171

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	100

Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2054	5,680	5,781

San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	7,700	7,094

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2044	8,750	9,346

San Jacinto College District, Texas General Obligation Bonds, Series 2019
5.000% due 02/15/2044	1,010	1,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	$5,000	$5,073
5.000% due 11/15/2052	2,800	3,014

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
2.550% due 08/01/2050	3,490	3,490

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	5,000	5,130

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	12,930	14,393

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.087% (TSFR3M) due 12/15/2026 ~	4,000	4,002

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020
4.000% due 12/31/2037	1,875	1,819

Texas Transportation Finance Corp. Revenue Bonds, Series 2025
5.000% due 10/01/2050	31,900	32,933

Texas Water Development Board Revenue Bonds, Series 2021
4.000% due 10/15/2046	4,975	4,600

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	7,200	7,232

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,207
5.000% due 10/15/2058	4,000	4,085

Texas Water Development Board Revenue Bonds, Series 2025
4.500% due 10/15/2043	9,000	9,174

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	2,000	2,004

Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2043	4,335	4,639
5.000% due 02/15/2044	2,200	2,340

		476,952

UTAH 0.9%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2044	4,000	4,352

Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021
4.000% due 07/01/2051	3,500	3,023

Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,001
5.000% due 07/01/2047	6,750	6,752

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	1,000	1,064

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	2,500	2,225

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	2,750	2,605

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	7,320	8,299

Utah Transit Authority Revenue Bonds, Series 2023
5.000% due 12/15/2041	11,000	11,970

		43,291

VIRGINIA 0.7%

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.250% due 07/01/2043	3,500	3,775

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	$1,100	$1,082

Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051	10,725	9,595

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.150% due 10/01/2053	2,345	2,372

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,164
5.500% due 07/01/2049	2,500	2,007

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,250	2,776

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.250% due 06/15/2050	7,000	7,214

		34,985

WASHINGTON 1.5%

Energy Northwest, Washington Revenue Bonds, Series 2025
5.000% due 07/01/2043	6,250	6,778

Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051	2,000	1,801

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,033

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2035	6,240	6,897

Washington State General Obligation Bonds, Series 2023
5.000% due 08/01/2048	10,000	10,369

Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,549
5.000% due 07/01/2036	2,995	3,384

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2038	1,500	1,593
5.000% due 07/01/2039	1,500	1,587

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	6,828	6,324

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/01/2050	8,802	8,484

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.079% due 11/20/2041	20,085	19,044

Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2033	1,000	1,088
5.000% due 07/01/2034	1,000	1,085

		72,016

WEST VIRGINIA 0.4%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	8,525	9,268

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
6.000% due 09/01/2048	6,300	6,751

West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024
5.000% due 08/01/2027	3,000	3,060

		19,079

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 1.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	$2,110	$2,061
5.250% due 03/01/2045	1,825	1,758

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	857
4.000% due 03/31/2056	4,690	3,755

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	9,000	9,015

Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.750% due 07/01/2054	3,500	3,580

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040	500	525
5.000% due 11/15/2041	715	745
5.000% due 11/15/2045	1,150	1,165
5.250% due 06/15/2045	1,000	1,018
5.250% due 06/15/2050	500	497
5.250% due 11/15/2055	1,700	1,710
5.750% due 12/31/2065	15,650	15,985

Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025
5.000% due 07/01/2050	3,000	3,000

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
3.000% due 09/01/2027	3,750	3,749

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,982
0.000% due 12/15/2039 (c)	3,250	1,813

Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,671
5.250% due 02/15/2054	2,500	2,565

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	585	534

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
2.850% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,381

		68,466

Total Municipal Bonds & Notes (Cost $3,865,836)		3,914,992

U.S. GOVERNMENT AGENCIES 2.2%

Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	5,465	5,016
3.660% due 01/01/2039	3,334	3,157
3.790% due 07/01/2040	1,940	1,853
3.800% due 01/01/2040	9,795	9,345
3.850% due 02/01/2038 - 07/01/2039	5,883	5,616
4.000% due 01/01/2039	2,000	1,955
4.250% due 08/01/2038 - 06/01/2041	15,905	15,795
4.300% due 10/01/2038	10,054	10,103
4.370% due 03/01/2040	3,797	3,823
4.400% due 11/01/2040	4,779	4,808
4.600% due 03/01/2041	4,700	4,809
4.900% due 02/01/2040	4,049	4,262
5.210% due 08/01/2040	11,896	12,936
5.360% due 06/01/2039	7,385	8,141

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.802% due 04/25/2043 ~	8,502	7,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	$6,824	$6,973

Total U.S. Government Agencies (Cost $101,427)		105,890

U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Notes
3.375% due 02/29/2028	121,900	120,948
3.500% due 02/28/2031	96,600	94,732
4.125% due 03/31/2031	8,300	8,360
4.250% due 02/28/2031	46,700	47,312
4.625% due 04/30/2031	62,200	64,056

Total U.S. Treasury Obligations (Cost $335,560)		335,408

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Indiana Housing & Community Development Authority
4.600% due 01/01/2042	4,740	4,742

Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,473	2,502
4.800% due 07/01/2045	4,200	4,213

Total Non-Agency Mortgage-Backed Securities (Cost $11,413)		11,457

	SHARES
SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class

3.720% (e)	723,672	724

Total Short-Term Instruments (Cost $724)		724

Total Investments in Securities (Cost $4,319,649)		4,371,984

INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%

PIMCO Short-Term Floating NAV Portfolio III	42,534,185	414,240

Total Short-Term Instruments (Cost $414,157)		414,240

Total Investments in Affiliates (Cost $414,157)		414,240

Total Investments 98.9% (Cost $4,733,806)		$4,786,224

Other Assets and Liabilities, net 1.1%		53,297

Net Assets 100.0%		$4,839,521

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Coupon represents a 7-Day Yield.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.520%	08/15/2038	09/14/2021	$3,079	$3,007	0.06%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,414	2,360	0.05

				$5,493	$5,367	0.11%

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$565	$565
Swap Agreements	0	0	0	0	1,329	1,329

	$0	$0	$0	$0	$1,894	$1,894

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$87	$87

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$3,513	$3,513
Municipal Bonds & Notes
Alabama	0	181,751	0	181,751
Alaska	0	7,658	0	7,658
Arizona	0	48,538	0	48,538
Arkansas	0	46,431	0	46,431
California	0	244,184	0	244,184
Colorado	0	111,142	0	111,142
Connecticut	0	12,535	0	12,535
District of Columbia	0	80,399	0	80,399
Florida	0	169,287	0	169,287

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Georgia	$0	$80,876	$0	$80,876
Idaho	0	2,175	0	2,175
Illinois	0	258,826	0	258,826
Indiana	0	70,581	0	70,581
Iowa	0	9,384	0	9,384
Kentucky	0	56,566	0	56,566
Louisiana	0	29,549	0	29,549
Maine	0	8,906	0	8,906
Maryland	0	20,984	0	20,984
Massachusetts	0	75,858	0	75,858
Michigan	0	72,280	0	72,280
Minnesota	0	44,944	0	44,944
Mississippi	0	5,250	0	5,250

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Missouri	$0	$31,951	$0	$31,951
Multi-State	0	99,638	0	99,638
Nebraska	0	2,285	0	2,285
Nevada	0	5,297	0	5,297
New Hampshire	0	86,022	0	86,022
New Jersey	0	38,111	0	38,111
New Mexico	0	11,960	0	11,960
New York	0	623,590	0	623,590
North Carolina	0	40,450	0	40,450
North Dakota	0	2,252	0	2,252
Ohio	0	161,066	0	161,066
Oklahoma	0	15,934	0	15,934
Oregon	0	7,104	0	7,104
Pennsylvania	0	182,074	0	182,074
Puerto Rico	0	120,335	0	120,335
Rhode Island	0	30,547	0	30,547
South Carolina	0	41,310	0	41,310
South Dakota	0	6,533	0	6,533
Tennessee	0	55,640	0	55,640
Texas	0	423,195	53,757	476,952
Utah	0	43,291	0	43,291

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Virginia	$0	$34,985	$0	$34,985
Washington	0	72,016	0	72,016
West Virginia	0	19,079	0	19,079
Wisconsin	0	68,466	0	68,466
U.S. Government Agencies	0	105,890	0	105,890
U.S. Treasury Obligations	0	335,408	0	335,408
Non-Agency Mortgage-Backed Securities	0	11,457	0	11,457
Short-Term Instruments
Mutual Funds	724	0	0	724

	$724	$4,313,990	$57,270	$4,371,984

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$414,240	$0	$0	$414,240

Total Investments	$414,964	$4,313,990	$57,270	$4,786,224

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,852	$0	$0	$0	$0	$(339)	$0	$0	$3,513	$(339)
Municipal Bonds & Notes
Texas	0	53,900	0	0	0	(143)	0	0	53,757	(143)

Totals	$3,852	$53,900	$0	$0	$0	$(482)	$0	$0	$57,270	$(482)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$3,513	Discounted Cash Flow	Discount Rate	24.718	—
Municipal Bonds & Notes
Texas	53,757	Discounted Cash Flow	Discount Rate	6.640-7.040	6.803

Total	$57,270

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.4%

MUNICIPAL BONDS & NOTES 80.8%

ALABAMA 4.1%

Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022
5.000% due 07/01/2028	$1,500	$1,574

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	1,200	1,201

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	2,000	2,021

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,514
5.500% due 10/01/2054	3,400	3,670

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,708
5.000% due 10/01/2055	2,300	2,428

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,700	1,799

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	7,435	7,751

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026
5.000% due 07/01/2033	2,900	3,033

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	800	873

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	2,100	2,240

Marshall County, Alabama Board of Education Special Tax Notes, (BAM Insured), Series 2024
5.000% due 03/01/2034	500	552

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	900	894

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,900	2,001

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053	2,500	2,662

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,050	3,202

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	4,100	4,191

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,200	1,270
5.000% due 01/01/2056	7,300	7,347
5.250% due 11/01/2055	1,000	1,080

Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025
5.000% due 11/01/2035	2,100	2,195

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	1,800	1,820

		59,026

ALASKA 0.1%

Alaska Housing Finance Corp. Revenue Notes, Series 2024
5.000% due 12/01/2032	1,500	1,670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 2.3%

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	$1,000	$1,011

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	11,000	11,144

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022
5.000% due 09/01/2052	6,500	6,604

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	307
5.000% due 07/01/2030	350	358

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	1,395	1,520

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	4,500	4,678

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022
5.000% due 01/01/2031	2,505	2,744

Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,403

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025
5.000% due 01/01/2041	2,400	2,644

		33,413

ARKANSAS 0.7%

Arkansas Development Finance Authority Revenue Bonds, Series 2025
3.875% due 10/15/2065	2,800	2,788

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.250% due 09/01/2046	7,000	6,959

		9,747

CALIFORNIA 5.0%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	945	612

Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024
4.000% due 07/01/2039	4,250	4,182

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,536

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,900	3,060
5.000% due 01/01/2055	470	480
5.000% due 02/01/2055	3,900	4,194
5.000% due 11/01/2055	2,205	2,251

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,800	2,828

California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2035	3,800	4,201

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	5,500	5,560

California Housing Finance Revenue Notes, Series 2024
5.870% due 04/01/2029	3,500	3,500

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	$1,250	$1,290

California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	823
5.000% due 12/01/2036	380	424
6.000% due 01/01/2039	4,000	4,162

California Municipal Finance Authority Revenue Bonds, Series 2025
3.998% due 11/20/2040	2,591	2,482

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,602

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033	1,700	1,753

Central Valley Energy Authority, California Revenue Notes, Series 2026
5.000% due 08/01/2034	1,700	1,789

Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021
1.313% due 08/01/2028	4,000	3,773

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	1,785	1,632

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020
4.000% due 06/01/2036	1,700	1,759

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037	3,520	3,610

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2033	3,000	3,327
5.000% due 05/15/2034	1,000	1,115

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	3,000	3,349

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033	1,000	1,110

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	1,600	1,744

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	1,250	1,328

Washington Township Health Care District, California General Obligation Bonds, Series 2013
5.500% due 08/01/2038	1,120	1,128

		72,104

COLORADO 2.5%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.600% due 03/01/2055	9,975	9,975

Colorado Health Facilities Authority Revenue Bonds, Series 2018
4.000% due 11/15/2048	2,000	1,761

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,385	1,195

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,109
5.250% due 11/01/2036	1,000	1,095

Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	2,060	2,278

Colorado Health Facilities Authority Revenue Notes, Series 2025
5.000% due 12/01/2034	2,800	3,040

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colorado State Certificates of Participation Bonds, Series 2017
4.000% due 03/15/2042	$2,000	$1,878

Colorado State Certificates of Participation Bonds, Series 2018
4.000% due 12/15/2036	1,700	1,711

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,010

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032	2,000	2,082

Denver, Colorado Airport System City & County Revenue Notes, Series 2023
5.000% due 11/15/2030	1,500	1,616

Denver, Colorado City & County Revenue Bonds, Series 2017
5.000% due 10/01/2032	1,000	1,001

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.182% (SOFRRATE) due 09/01/2039 ~	1,600	1,598

Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024
5.125% due 12/01/2033	1,495	1,538

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2031	1,140	1,218

University of Colorado Hospital Authority Revenue Notes, Series 2024
5.000% due 11/15/2031	1,600	1,772

		35,877

CONNECTICUT 0.1%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	895	924

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	1,000	1,055

		1,979

DISTRICT OF COLUMBIA 1.4%

District of Columbia General Obligation Bonds, Series 2026
5.000% due 06/01/2044	3,000	3,246

District of Columbia Revenue Bonds, Series 2025
5.000% due 04/01/2060	7,000	7,665

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2038	2,730	2,800

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2037	2,500	2,692

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029	3,000	3,199

		19,602

FLORIDA 5.6%

Antillia Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031	195	198

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021
2.875% due 05/01/2031	1,000	942

Bella Collina Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031	590	594

Capital Trust Authority, Florida Revenue Bonds, Series 2023
6.000% due 06/15/2043	1,350	1,389

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Trust Authority, Florida Revenue Bonds, Series 2025
4.750% due 07/01/2040	$1,250	$1,242

County of Lee FL Airport Revenue, Florida Revenue bonds, Series 2026
5.000% due 10/01/2036	2,500	2,739
5.250% due 10/01/2037	2,000	2,241
5.250% due 10/01/2038	2,285	2,541
5.250% due 10/01/2039	1,750	1,933
5.250% due 10/01/2040	2,000	2,195
5.250% due 10/01/2041	2,660	2,909

Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,866
5.250% due 07/01/2047	4,100	4,029

Florida Development Finance Corp. Revenue Bonds, Series 2025
3.400% due 09/01/2050	9,000	9,003

Florida Housing Finance Corp. Revenue Bonds, Series 2024
3.500% due 11/01/2042	1,000	1,008

Florida Housing Finance Corp. Revenue Bonds, Series 2025
3.150% due 07/01/2043	595	596

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	2,500	2,332

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
2.700% due 10/01/2042	7,495	7,495

Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024
5.150% due 05/01/2031	535	544

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040	665	665

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,583

Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024
5.000% due 05/01/2031	265	268

Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024
4.750% due 05/01/2031	885	910

Jacksonville Housing Authority, Florida Revenue Notes, Series 2024
5.000% due 02/01/2034	2,500	2,702

JEA Electric System, Florida Revenue Bonds, Series 2024
5.000% due 10/01/2035	2,000	2,275

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	2,000	2,202

Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017
4.750% due 11/01/2027	785	796

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	2,400	2,661

Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025
5.250% due 04/01/2038	3,000	3,338

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,636
5.000% due 10/01/2036	1,300	1,373

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	610	610

North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	255	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	$1,000	$933

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (a)	1,000	768

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (a)	275	270

Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024
4.200% due 05/01/2031	350	350

Rookery Community Development District, Florida Special Assessment Notes, Series 2024
4.250% due 05/01/2031	300	301

South Broward Hospital District, Florida Revenue Bonds, Series 2016
4.000% due 05/01/2044	1,700	1,552

Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024
4.800% due 05/01/2031	220	223

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035	2,000	2,037

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	980	1,004

Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024
4.000% due 05/01/2034	700	700

Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024
4.875% due 05/01/2031	440	447

		81,658

GEORGIA 1.9%

Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	4,000	3,997

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
4.125% due 11/01/2045	1,000	937

Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023
5.000% due 04/01/2041	3,125	3,320

Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017
5.000% due 04/01/2033	1,500	1,527

Macon-Bibb County, Georgia Housing Authority Revenue Notes, Series 2025
3.150% due 02/01/2029	1,024	1,025

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	250	253

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,542

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	900	961
5.000% due 05/01/2055	1,600	1,679

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	8,200	8,615

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	518

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	1,000	916

Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2037	1,340	1,471

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	$175	$180

		27,941

IDAHO 0.2%

Idaho Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 03/01/2060	1,800	1,939

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	762	727

		2,666

ILLINOIS 3.8%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2036	4,100	3,959

Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	1,700	1,643

Chicago Board of Education, Illinois General Obligation Notes, Series 2025
5.250% due 12/01/2027	325	332
5.250% due 12/01/2028	425	438
5.250% due 12/01/2029	525	545
5.250% due 12/01/2030	350	365

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041	1,945	2,081

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,900	1,933

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035	715	764

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,800	1,953

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 11/15/2035	2,005	2,200

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,692
5.000% due 06/01/2028	1,875	1,958

Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	731
4.000% due 12/01/2030	1,020	1,027

Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024
5.000% due 12/15/2032	430	478

Illinois Finance Authority Revenue Bonds, Series 2010
4.800% due 12/01/2043	1,400	1,411

Illinois Finance Authority Revenue Bonds, Series 2016
5.000% due 02/15/2041	1,250	1,267

Illinois Finance Authority Revenue Bonds, Series 2020
5.000% due 08/15/2033	1,750	1,872

Illinois Finance Authority Revenue Bonds, Series 2022
2.750% due 08/15/2057	1,000	1,000

Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2038	1,000	1,076

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2032	5,000	5,466

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	750	750

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035	2,470	2,619

Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,055	3,151

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2042	$3,900	$4,067

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	1,000	1,060

Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023
5.000% due 12/01/2031	1,275	1,379

Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023
4.000% due 10/01/2030	1,000	1,038

Sales Tax Securitization Corp. Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	3,350	3,509

Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016
4.000% due 12/01/2036	1,000	1,000

Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019
4.000% due 01/01/2033	1,445	1,407

		55,171

INDIANA 1.7%

Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2029	360	384

Indiana Finance Authority Revenue Bonds, Series 2010
2.900% due 05/01/2028	5,075	5,074
3.000% due 11/01/2030	3,000	2,922

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,850
4.250% due 11/01/2030	1,000	1,026

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037	1,225	1,356

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057	1,500	1,663

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023
5.000% due 03/01/2033	1,100	1,161

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,525

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,525

Whiting, Indiana Revenue Bonds, Series 2008
4.200% due 06/01/2044	1,900	1,957

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	2,000	2,083

		24,526

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	960
5.000% due 12/01/2050	400	451

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,000	974

		2,385

KANSAS 0.1%

Wichita, Kansas Revenue Notes, Series 2025
3.150% due 02/01/2030	1,060	1,062

KENTUCKY 1.9%

Kentucky Bond Development Corp. Revenue Bonds, Series 2025
5.000% due 08/15/2055	2,300	2,513

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
2.900% due 04/01/2031	$3,675	$3,675

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	900	953

Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.250% due 06/01/2055	800	847

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	12,250	12,904

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,308
5.250% due 06/01/2039	1,250	1,366

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039	1,000	1,064

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,600	1,619

		28,249

LOUISIANA 0.6%

Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025
5.000% due 01/01/2038	1,000	1,104

Louisiana Public Facilities Authority Revenue Notes, Series 2025
5.000% due 05/15/2030	2,200	2,360

New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2036	2,000	2,158

New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024
5.000% due 01/01/2035	3,200	3,476

		9,098

MAINE 0.2%

Finance Authority of Maine Revenue Bonds, Series 2015
5.000% due 08/01/2035	2,000	2,087

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2030	1,065	1,118

Maine Municipal Bond Bank, Revenue Bonds, Series 2023
5.000% due 11/01/2037	310	340

		3,545

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
5.000% due 06/01/2033	445	465

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,100	1,182

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	1,510	1,652

		3,299

MASSACHUSETTS 0.7%

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2037	1,500	1,698
5.000% due 04/01/2041	5,000	5,513

Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025
5.000% due 07/01/2050	3,000	3,101

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	$500	$521

		10,833

MICHIGAN 3.3%

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	312
5.250% due 05/01/2029	500	530
5.250% due 05/01/2030	700	752
5.250% due 05/01/2031	600	653
5.250% due 05/01/2032	600	659

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.228% (TSFR3M) due 07/01/2032 ~	1,000	997

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	1,360	1,417

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2035	720	740

Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035	1,190	1,295
5.000% due 02/28/2037	1,935	2,075

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032	1,205	1,313
5.000% due 08/31/2033	1,950	2,145

Michigan State Hospital Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	2,400	2,695

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	885	968

Michigan State Housing Development Authority Revenue Bonds, Series 2025
6.000% due 06/01/2056	10,100	11,121

Michigan Strategic Fund Revenue Bonds, Series 2001
4.125% due 08/01/2027	3,500	3,525

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,000	1,099

Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2045	850	912

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2034	1,640	1,798

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,588
5.000% due 12/01/2032	1,470	1,613

Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.000% due 11/15/2035	800	903

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2032	1,600	1,782

Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 05/01/2037	500	540

		47,432

MINNESOTA 0.8%

Hennepin County, Minnesota Housing & Redevelopment Authority Revenue Bonds, (HUD Insured), Series 2025
3.150% due 02/01/2046	1,000	1,001

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	3,300	3,497
5.000% due 07/01/2031	2,000	2,166

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis, Minnesota Revenue Bonds, Series 2018
5.000% due 11/15/2036	$2,000	$2,043

Minneapolis, Minnesota Revenue Bonds, Series 2023
5.000% due 11/15/2052	1,000	1,048

Minnesota Housing Finance Agency Revenue Bonds, Series 2015
5.000% due 08/01/2036	1,000	1,001

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	1,000	1,009

		11,765

MISSISSIPPI 0.2%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	750	750

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2038	1,000	1,075

Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023
5.000% due 04/01/2031	1,485	1,616

		3,441

MISSOURI 0.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012
4.000% due 11/15/2042	1,300	1,238

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2037	560	605

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	533
5.250% due 05/01/2037	300	325

Missouri Development Finance Board Revenue Notes, Series 2022
5.000% due 05/01/2031	1,190	1,300

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	900	1,001

St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023
4.910% due 01/01/2042	1,935	2,009

		7,011

MULTI-STATE 2.6%

FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025
4.604% due 06/25/2042	1,397	1,430

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.869% due 01/25/2043	10,338	10,769

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019
3.400% due 01/25/2036	2,664	2,546

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	5,017	4,984
4.555% due 08/25/2040	4,424	4,450

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.326% due 08/25/2041 ~	9,918	10,176
4.686% due 10/25/2040	2,955	3,002

		37,357

NEVADA 0.3%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	965	950

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (a)	1,500	235

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	$2,500	$2,533

		3,718

NEW HAMPSHIRE 1.3%

New Hampshire Business Finance Authority Affordable Housing Bonds, Series 2024
4.150% due 10/20/2040	2,387	2,362

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.875% due 01/20/2038	2,418	2,317

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	4,770	4,583
3.922% due 01/20/2041 ~	3,171	3,072
4.946% due 02/20/2041	4,288	4,393

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,410	2,702

		19,429

NEW JERSEY 1.6%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.185% due 03/01/2030	1,000	1,026

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	1,200	1,339

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (a)	2,250	1,415

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (a)	1,500	1,096

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (a)	1,560	981

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,857
5.000% due 06/15/2037	4,000	4,375

South Jersey Port Corp. New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	290

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,662
5.000% due 06/01/2046	3,575	3,482

		22,523

NEW MEXICO 0.5%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	3,000	2,816

Farmington, New Mexico Revenue Bonds, Series 2010
3.875% due 06/01/2040	3,000	3,069

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	1,700	1,590

		7,475

NEW YORK 6.5%

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2042	2,375	2,576

Long Island Power Authority, New York Revenue Notes, Series 2025
5.000% due 09/01/2035	1,460	1,684

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
2.850% due 11/15/2050	1,000	1,000

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	$700	$698

New York City, New York General Obligation Bonds, Series 2019
2.850% due 10/01/2046	3,500	3,500

New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037	1,750	1,903

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.650% due 06/15/2048	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.850% due 06/15/2033	6,440	6,440

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
5.000% due 07/15/2031	1,000	1,052

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.000% due 02/01/2040	1,000	1,062

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025
5.000% due 11/01/2053	2,500	2,561

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 02/01/2045	3,600	3,810

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2036	1,750	1,942

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,044

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037	2,250	2,508

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	3,425	3,499

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,000
5.150% due 11/15/2034	2,500	2,500
5.375% due 11/15/2040	2,400	2,390

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2036	6,000	6,053

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,500	1,540

New York State Dormitory Authority Revenue Notes, Series 2024
5.000% due 05/01/2034	2,900	3,249

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	1,005

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050	1,150	1,205

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	2,200	2,405

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2037	2,200	2,431

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016
4.000% due 07/01/2035	3,255	3,218

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.500% due 06/30/2042	2,000	2,112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024
5.250% due 06/30/2039	$1,400	$1,494

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
6.000% due 06/30/2043	3,075	3,439

New York Transportation Development Corp. Revenue Bonds, Series 2023
6.000% due 04/01/2035	2,500	2,743

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	2,000	2,028

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	5,000	5,082

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039	1,500	1,582

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036	1,500	1,622

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 12/01/2034	835	963

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	752
5.000% due 06/01/2027	750	767

		93,859

NORTH CAROLINA 0.3%

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,570	1,716

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	2,000	2,272

		3,988

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	326
5.000% due 12/01/2039	225	239

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	1,300	1,424

		1,989

OHIO 2.5%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	338

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038	1,000	995
5.000% due 06/01/2034	1,000	1,058
5.000% due 06/01/2036	645	676

Columbus Regional Airport Authority, Ohio Revenue Notes, Series 2025
5.000% due 01/01/2035	2,500	2,743

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029	1,200	1,180
4.750% due 06/01/2033	4,400	4,540

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,267

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	5,285	5,331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio Air Quality Development Authority Revenue Notes, Series 2026
3.875% due 01/01/2036	$1,400	$1,383
4.125% due 01/01/2036	2,700	2,668

Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040	1,250	1,357
5.000% due 02/01/2041	1,400	1,512

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 03/01/2055	3,835	4,202

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	2,500	2,580

Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019
4.000% due 03/01/2035	1,225	1,241

Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	412
5.000% due 12/01/2043	435	462

University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.000% due 06/01/2040	1,150	1,243

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2030 (a)	700	596

		36,784

OKLAHOMA 0.5%

Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024
5.000% due 06/01/2037	2,090	2,304

Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 09/01/2056	3,470	3,938

Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025
5.000% due 09/01/2033	500	550

		6,792

OREGON 1.5%

Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2036 (a)	1,605	1,042

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 06/01/2036 (b)	1,685	1,712

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	5,195	5,418

Multnomah County, Oregon School District No 1J Portland General Obligation Bonds, Series 2026
5.000% due 06/15/2043	3,800	4,152

Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024
5.000% due 06/15/2037	300	334

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2030	600	632

Oregon State Lottery Revenue Bonds, Series 2025
5.000% due 04/01/2037	1,950	2,203

Oregon State Lottery Revenue Notes, Series 2025
5.000% due 04/01/2034	500	571

Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036	4,400	4,764

Port of Portland, Oregon Airport Revenue Notes, Series 2024
5.000% due 07/01/2033	1,000	1,101

		21,929

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 3.7%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.120% (MUNIPSA) due 11/15/2047 ~	$4,350	$4,319

Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022
4.000% due 11/15/2036	1,000	1,011

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	3,850	3,704

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2028	1,095	1,148

Commonwealth of Pennsylvania General Obligation Bonds, Series 2026
5.000% due 04/01/2043	7,860	8,583

Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024
5.000% due 07/01/2031	1,475	1,546

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	2,250	1,950

Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	479
5.000% due 09/01/2039	595	610

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024
2.700% due 08/15/2054	8,350	8,350

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
5.250% due 12/01/2037	1,000	1,002

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013
3.000% due 08/01/2045	2,100	2,100

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	853

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.250% due 04/01/2049	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2038	1,350	1,452

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
2.875% due 06/01/2049	1,900	1,899
5.000% due 03/15/2060	3,600	3,918

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 06/30/2032	2,770	2,998

Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.250% due 10/01/2054	490	534

Pennsylvania Turnpike Commission Revenue Notes, Series 2026
5.000% due 06/01/2035	1,500	1,700

Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	668

Philadelphia, Pennsylvania General Obligation Bonds, Series 2021
4.000% due 05/01/2037	1,415	1,429

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	661

		53,414

PUERTO RICO 1.9%

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	2,928	2,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	$1,845	$1,810

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	250	244

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	1,682	1,400
0.000% due 07/01/2046 (a)	20,200	7,114
4.500% due 07/01/2034	1,500	1,500
5.000% due 07/01/2058	9,327	8,881

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	3,200	3,191

		27,124

RHODE ISLAND 0.6%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2036	1,000	1,061

Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024
5.000% due 05/15/2034	3,000	3,227

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,952
5.000% due 06/01/2040	1,205	1,205

		8,445

SOUTH CAROLINA 0.9%

Charleston County, South Carolina Airport District Revenue Notes, Series 2024
5.000% due 07/01/2034	810	919

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,400	1,495

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2049	4,000	4,456

South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023
4.000% due 04/01/2033	1,000	1,000

South Carolina Ports Authority Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,025	1,054

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041	1,500	1,622
5.000% due 12/01/2043	1,500	1,602

South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2025
3.150% due 11/01/2043	720	721

		12,869

SOUTH DAKOTA 0.3%

South Dakota Board of Regents Revenue Bonds, Series 2017
5.000% due 04/01/2032	1,010	1,034

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	1,700	1,683

South Dakota Housing Development Authority Revenue Notes, Series 2022
5.000% due 05/01/2029	1,005	1,068

		3,785

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 0.9%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037	$715	$793

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023
4.875% due 10/01/2038	1,780	1,816

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025
5.000% due 11/15/2048	2,900	3,134

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	2,020

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	5,000	5,289

		13,052

TEXAS 12.2%

Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2041	1,200	1,295

Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	800	806

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037	2,000	2,128

Board of Regents of the University of Texas System Revenue Bonds, Series 2025
5.000% due 08/15/2036	2,500	2,833

Brownsville, Texas General Obligation Bonds, Series 2017
5.000% due 02/15/2036	1,225	1,241

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	783

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,750	1,872

City of Odessa, Texas General Obligation Notes, Series 2019
5.000% due 03/01/2027	515	523

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.250% due 02/15/2045	2,300	2,422

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038	3,000	3,269

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050	3,000	3,243

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	4,250	4,624

Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2036	3,000	3,327

EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024
4.125% due 12/01/2039	2,000	1,948

EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024
4.250% due 12/01/2034	7,400	7,261

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	12,250	12,476

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2047	3,095	3,217

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024
4.610% due 01/01/2043	$497	$494

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018
5.000% due 10/01/2043	5,500	5,614

Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
2.700% due 11/01/2041	8,000	8,000

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 07/01/2034	2,200	2,464

Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,828
5.000% due 09/15/2041	3,000	3,258

Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2027	860	860

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,190
5.000% due 02/15/2038	1,265	1,362
5.000% due 02/15/2039	3,000	3,211

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,050

Houston, Texas Airport System Revenue Notes, Series 2024
5.250% due 07/15/2034	6,000	6,296

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020
4.000% due 02/15/2039	1,750	1,762

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	2,545	2,811

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	8,500	8,617

Love Field Airport Modernization Corp. Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032	2,000	2,153

Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024
5.000% due 05/15/2040	1,250	1,341

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2045	2,100	2,289

Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024
3.400% due 11/01/2042	1,300	1,307

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	793
5.000% due 05/15/2037	950	1,028

Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
5.000% due 02/15/2050	145	151

Mission Economic Development Corp. Texas Revenue Bonds, Series 2024
4.000% due 06/01/2054	3,000	2,996

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
2.875% due 05/01/2046	1,000	1,000
3.000% due 05/01/2050	2,100	2,100

Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2036	600	665

North Texas Tollway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	5,000	4,617

North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036	1,250	1,362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

North Texas Tollway Authority Revenue Bonds, Series 2025
5.000% due 01/01/2039	$3,100	$3,437

North Texas Tollway Authority Revenue Notes, Series 2023
5.000% due 01/01/2031	2,500	2,730

San Antonio Water System, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2039	2,050	2,270

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,540
5.000% due 02/01/2040	3,500	3,827

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	6,000	5,991

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2048	4,965	5,031

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	3,300	3,647

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	2,985	3,323

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.087% (TSFR3M) due 12/15/2026 ~	750	750

Texas State General Obligation Bonds, Series 2024
5.000% due 10/01/2044	3,500	3,759

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,808
5.000% due 10/15/2047	5,860	6,066

Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025
5.000% due 09/01/2030	500	527

Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2042	3,000	3,235

Waller County, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2037	1,615	1,632

		176,460

UTAH 0.3%

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021
4.000% due 08/01/2028	1,120	1,124

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	1,450	1,619

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	1,880	2,131

		4,874

VIRGINIA 0.7%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,707

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	2,000	2,254

Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2037	500	548

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,420	1,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2060	$3,500	$3,833

		9,763

WASHINGTON 2.1%

King County, Washington General Obligation Bonds, Series 2024
5.000% due 12/01/2044	3,190	3,432

Pierce County, Washington School District No 403, Peninsula General Obligation Bonds, Series 2021
4.000% due 12/01/2040	4,000	4,000

Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044	5,000	4,630

Washington Health Care Facilities Authority Revenue Bonds, Series 2025
5.000% due 09/01/2042	1,700	1,794

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	1,600	1,724

Washington Higher Education Facilities Authority Revenue Bonds, Series 2017
4.000% due 05/01/2037	1,500	1,440

Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2036	1,160	1,246

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	2,780	2,575

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/01/2050	2,176	2,097

Washington State Housing Finance Commission Revenue Bonds, Series 2025
4.079% due 11/20/2041	5,270	4,997

Washington State Housing Finance Commission Revenue Bonds,Series 2024
4.400% due 03/01/2043	2,100	2,055

		29,990

WEST VIRGINIA 0.5%

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	5,190	5,643

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023
5.750% due 09/01/2041	1,100	1,192

West Virginia Housing Development Fund Revenue Notes, Series 2025
3.200% due 11/01/2028	650	651

		7,486

WISCONSIN 0.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,500	2,577

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046	4,250	4,310

Public Finance Authority, Wisconsin Revenue Notes, Series 2024
5.000% due 12/15/2034	790	816

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2029 (a)	2,105	1,870

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,000	1,913

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028	$900	$939

		12,425

Total Municipal Bonds & Notes (Cost $1,153,678)		1,169,030

U.S. GOVERNMENT AGENCIES 2.4%

Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	1,366	1,254
3.720% due 01/01/2041	1,761	1,659
3.800% due 01/01/2040	5,877	5,607
3.850% due 01/01/2040	1,300	1,241
4.250% due 06/01/2041	2,184	2,154
4.300% due 10/01/2038	2,962	2,976
4.370% due 03/01/2040	978	985
4.400% due 11/01/2040	4,925	4,954
4.600% due 03/01/2041	1,000	1,023
4.850% due 08/01/2038	2,212	2,325
4.900% due 02/01/2040	984	1,036
5.210% due 08/01/2040	2,655	2,886
5.360% due 06/01/2039	2,462	2,714

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.802% due 04/25/2043 ~	1,466	1,258

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	1,943	1,985

Total U.S. Government Agencies (Cost $32,932)		34,057

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Notes
3.375% due 02/29/2028	$36,300	$36,016
3.500% due 02/28/2031	29,400	28,832
4.125% due 03/31/2031	2,400	2,417
4.250% due 02/28/2031	13,900	14,082
4.625% due 04/30/2031	18,600	19,155

Total U.S. Treasury Obligations (Cost $100,546)		100,502

SHORT-TERM INSTRUMENTS 0.3%

MUNICIPAL BONDS & NOTES 0.3%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	2,500	2,507

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	1,600	1,605

Total Municipal Bonds & Notes (Cost $4,108)		4,112

Total Short-Term Instruments (Cost $4,108)		4,112

Total Investments in Securities (Cost $1,291,264)		1,307,701

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%

PIMCO Short-Term Floating NAV Portfolio III	12,589,485	$122,609

Total Short-Term Instruments (Cost $122,593)		122,609

Total Investments in Affiliates (Cost $122,593)		122,609

Total Investments 98.9% (Cost $1,413,857)		$1,430,310

Other Assets and Liabilities, net 1.1%		16,471

Net Assets 100.0%		$1,446,781

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Security becomes interest bearing at a future date.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6)	$(6)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$59,026	$0	$59,026
Alaska	0	1,670	0	1,670
Arizona	0	33,413	0	33,413
Arkansas	0	9,747	0	9,747
California	0	72,104	0	72,104
Colorado	0	35,877	0	35,877
Connecticut	0	1,979	0	1,979
District of Columbia	0	19,602	0	19,602
Florida	0	81,658	0	81,658
Georgia	0	27,941	0	27,941
Idaho	0	2,666	0	2,666
Illinois	0	55,171	0	55,171
Indiana	0	24,526	0	24,526
Iowa	0	2,385	0	2,385
Kansas	0	1,062	0	1,062
Kentucky	0	28,249	0	28,249
Louisiana	0	9,098	0	9,098
Maine	0	3,545	0	3,545
Maryland	0	3,299	0	3,299
Massachusetts	0	10,833	0	10,833
Michigan	0	47,432	0	47,432
Minnesota	0	11,765	0	11,765
Mississippi	0	3,441	0	3,441
Missouri	0	7,011	0	7,011
Multi-State	0	37,357	0	37,357
Nevada	0	3,718	0	3,718
New Hampshire	0	19,429	0	19,429
New Jersey	0	22,523	0	22,523
New Mexico	0	7,475	0	7,475

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
New York	$0	$93,859	$0	$93,859
North Carolina	0	3,988	0	3,988
North Dakota	0	1,989	0	1,989
Ohio	0	36,784	0	36,784
Oklahoma	0	6,792	0	6,792
Oregon	0	21,929	0	21,929
Pennsylvania	0	53,414	0	53,414
Puerto Rico	0	27,124	0	27,124
Rhode Island	0	8,445	0	8,445
South Carolina	0	12,869	0	12,869
South Dakota	0	3,785	0	3,785
Tennessee	0	13,052	0	13,052
Texas	0	176,460	0	176,460
Utah	0	4,874	0	4,874
Virginia	0	9,763	0	9,763
Washington	0	29,990	0	29,990
West Virginia	0	7,486	0	7,486
Wisconsin	0	12,425	0	12,425
U.S. Government Agencies	0	34,057	0	34,057
U.S. Treasury Obligations	0	100,502	0	100,502
Short-Term Instruments
Municipal Bonds & Notes	0	4,112	0	4,112

	$0	$1,307,701	$0	$1,307,701

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122,609	$0	$0	$122,609

Total Investments	$122,609	$1,307,701	$0	$1,430,310

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO New York Municipal Bond Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

MUNICIPAL BONDS & NOTES 84.9%

ALABAMA 1.2%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	$2,400	$	2,591

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025
5.000% due 12/01/2055	6,800		7,197

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000		2,106

			11,894

CALIFORNIA 0.2%

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,300		2,323

CONNECTICUT 0.3%

Norwalk, Connecticut Housing Authority Bonds, Series 2024
4.400% due 09/01/2042	2,585		2,547

GEORGIA 1.9%

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000		2,093
5.000% due 12/01/2053	3,400		3,601

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025
5.000% due 12/01/2055	12,100		12,712

			18,406

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	1,400		1,494

MICHIGAN 0.3%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.228% (TSFR3M) due 07/01/2032 ~	2,500		2,492

MULTI-STATE 0.9%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	3,956		3,929
4.555% due 08/25/2040	4,621		4,648

			8,577

NEW HAMPSHIRE 0.3%

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.922% due 01/20/2041 ~	3,072		2,976

NEW JERSEY 0.2%

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025
4.550% due 05/01/2041	1,740		1,761

NEW YORK 73.9%

Albany Capital Resource Corp. New York Revenue Bonds, Series 2024
5.000% due 06/01/2064	2,600		2,401

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	$1,000	$	1,045

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	4,950		4,086

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000		1,016
4.000% due 04/01/2050	1,000		865
5.000% due 04/01/2033	1,100		1,163

Build NYC Resource Corp. New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500		1,445

Build NYC Resource Corp. New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400		402
5.000% due 08/01/2036	500		502

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	4,675		3,897

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700		1,638
5.000% due 09/01/2035	1,200		1,278
5.000% due 09/01/2036	1,660		1,759

Build NYC Resource Corp. New York Revenue Notes, Series 2024
5.000% due 09/01/2033	1,000		1,076

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2035	1,100		1,119

Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000		1,005

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	2,100		2,124

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	3,250		3,261

Long Island Power Authority, New York Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2053	3,575		3,669

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	5,500		5,697

Madison County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2040	750		839
5.000% due 07/01/2043	550		601

Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000		4,343
5.000% due 11/15/2045	4,650		4,928

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.232% (SOFRRATE) due 11/01/2032 ~	1,500		1,500

Metropolitan Transportation Authority, New York Revenue Bonds, (BAM Insured), Series 2016
5.000% due 11/15/2056	3,300		3,301

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
2.750% due 11/01/2031	6,000		6,000

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	2,270		2,350

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130		1,756

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300		1,234
4.000% due 12/01/2046	5,000		4,270
4.000% due 07/01/2050	5,000		4,463

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2023
5.000% due 07/01/2053	$1,000	$	1,024

Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023
4.720% due 01/01/2044	800		798

Nassau County, New York General Obligation Bonds, Series 2024
5.000% due 04/01/2045	3,195		3,390

Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500		2,597

New York City, New York General Obligation Bonds, Series 2013
2.900% due 03/01/2042	4,500		4,500

New York City, New York General Obligation Bonds, Series 2016
4.000% due 08/01/2031	2,775		2,779
4.000% due 12/01/2043	1,000		922

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2043	2,500		2,670

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	10,750		11,114

New York City, New York General Obligation Bonds, Series 2025
2.900% due 02/01/2055	900		900
5.250% due 02/01/2046	5,000		5,324

New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024
4.850% due 11/01/2059	2,750		2,696

New York City, New York Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000		934

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.750% due 11/01/2052	1,000		838

New York City, New York Housing Development Corp. Revenue Bonds, Series 2022
2.400% due 05/01/2062	1,530		1,530

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.550% due 11/01/2054	5,000		4,854

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	4,000		4,052
4.750% due 11/01/2050	3,365		3,338
5.250% due 11/01/2055	750		756

New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	1,250		1,275
4.375% due 12/15/2031	2,375		2,417

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	1,500		1,397

New York City, New York Industrial Development Agency Revenue Bonds, Series 2020
4.000% due 03/01/2045	5,600		5,139

New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150		1,193
5.000% due 01/01/2029	1,250		1,321

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.700% due 06/15/2050	10,000		10,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014
2.900% due 06/15/2049	990		990

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
2.650% due 06/15/2049	525		525

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2019
5.000% due 06/15/2049	4,645		4,747

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	$155	$	139
5.000% due 06/15/2050	3,135		3,205

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.850% due 06/15/2044	6,000		6,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
2.850% due 06/15/2053	10,000		10,000
5.250% due 06/15/2048	1,300		1,369
5.250% due 06/15/2053	2,400		2,498

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2048	5,000		5,189
5.000% due 06/15/2051	9,000		9,268
5.250% due 06/15/2053	6,140		6,416

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	8,000		8,654
5.250% due 06/15/2055	1,100		1,151

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2030	3,360		3,683

New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2009
2.700% due 06/15/2041	455		455

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000		4,701
5.000% due 07/15/2035	2,500		2,609

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
2.850% due 08/01/2039	700		700

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
2.650% due 08/01/2043	10,000		10,000
2.850% due 11/01/2042	10,000		10,000

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000		1,007

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545		2,456

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 05/01/2037	2,500		2,583

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000		6,931

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	3,000		2,989

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
2.700% due 08/01/2052	320		320
5.250% due 08/01/2040	10,000		10,805
5.250% due 11/01/2048	9,000		9,357

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023
5.000% due 05/01/2053	2,645		2,700

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2045	1,125		1,192
5.000% due 11/01/2046	2,000		2,099
5.000% due 11/01/2047	7,690		8,013

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.250% due 05/01/2050	$2,000	$	2,085

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2050	3,200		3,290

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500		470
5.000% due 11/15/2029	1,000		1,001
5.000% due 11/15/2045	2,000		2,000

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000		1,046
0.000% due 06/01/2055 (a)	16,875		1,360

New York Energy Finance Development Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2056	8,600		8,785

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250		9,250
5.150% due 11/15/2034	2,000		2,000
5.375% due 11/15/2040	4,000		3,983

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100		1,971
2.800% due 09/15/2069	2,000		1,868

New York Liberty Development Corp. Revenue Notes, Series 2021
1.900% due 11/15/2031	2,000		1,759

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	2,550		2,550

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
2.450% due 10/01/2055	4,000		4,000
4.650% due 10/01/2050	3,000		2,950

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	10,900		10,269

New York Power Authority Revenue Bonds, Series 2024
4.000% due 11/15/2049	3,250		2,931

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2038	6,050		6,726

New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2038	2,220		2,420
5.000% due 10/01/2039	1,000		1,083

New York State Dormitory Authority Revenue Bonds, Series 2008
2.200% due 07/01/2039	3,000		3,000

New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380		1,329
5.000% due 07/01/2046	6,000		6,008

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100		1,109
5.000% due 02/15/2038	1,600		1,623
5.000% due 07/01/2038	1,000		1,020

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000		1,976
5.000% due 03/15/2044	2,625		2,685
5.000% due 07/01/2048	955		972
5.000% due 10/01/2048	1,500		1,625
5.250% due 03/15/2038	3,500		3,658

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450		12,018
5.000% due 03/15/2043	3,275		3,395
5.000% due 03/15/2047	4,500		4,601
5.000% due 07/01/2049	4,085		4,137

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	$3,000	$	3,080
4.000% due 03/15/2035	5,000		5,105
4.000% due 02/15/2039	1,635		1,636
4.000% due 03/15/2044	1,000		946
4.000% due 07/01/2050	3,500		3,055
4.000% due 07/01/2053	1,670		1,422
5.000% due 07/01/2050	5,000		5,108
5.000% due 07/01/2053	3,000		3,060

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000		4,537
4.000% due 07/01/2049	1,250		1,064
5.000% due 07/01/2042	750		796
5.000% due 07/15/2042	1,000		1,006

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	5,000		5,360

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	5,050		5,432
5.000% due 03/15/2043	4,225		4,522
5.000% due 03/15/2049	8,000		8,297
5.000% due 03/15/2054	4,300		4,405
5.000% due 03/15/2055	1,300		1,331
5.250% due 10/01/2049	4,900		4,923
5.250% due 05/01/2054	5,000		5,089

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	3,000		2,691
5.000% due 07/01/2037	1,765		1,901
5.000% due 03/15/2042	2,500		2,731
5.000% due 07/01/2042	1,000		1,081
5.000% due 03/15/2052	6,000		6,153

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000		4,018

New York State Environmental Facilities Corp. Revenue Bonds, Series 2012
3.000% due 05/01/2030	2,100		2,100

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500		2,565

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
4.250% due 09/01/2050	3,375		3,424

New York State Environmental Facilities Corp. Revenue Bonds, Series 2023
5.000% due 09/15/2048	3,250		3,395

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	3,000		2,723

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	4,400		4,423

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000		1,007

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,000		4,897

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2053	3,000		3,046

New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2055	13,000		13,286

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	3,100		2,899

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000		1,813
5.000% due 03/15/2041	5,000		5,275

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	$1,000	$	1,038
5.000% due 03/15/2053	3,000		3,067

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	10,500		10,567

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,000		4,971

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025
5.500% due 06/30/2059	4,900		5,036

New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024
5.500% due 06/30/2060	1,100		1,128

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,010		5,010

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385		1,473
5.000% due 10/01/2035	2,020		2,106
5.000% due 10/01/2040	1,885		1,913
5.375% due 08/01/2036	1,500		1,548

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	2,000		2,150

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	4,000		4,141

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,500		2,541

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	410		404
5.250% due 05/15/2034	1,000		1,000

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000		1,759

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000		947
5.375% due 08/01/2054	1,000		909

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
5.500% due 12/01/2056	3,250		3,481

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000		1,852
4.000% due 12/01/2049	2,015		1,843
5.000% due 12/01/2043	1,500		1,564

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620		1,631

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000		4,154

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	3,150		3,367

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	4,800		5,006

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2037	2,000		2,151

Port Authority of New York & New Jersey Revenue Bonds, Series 2024
5.000% due 09/01/2040	2,000		2,135

Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2041	2,290		2,534
5.000% due 01/15/2044	3,000		3,251

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	$1,372	$	1,377

Schenectady County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 01/01/2040	800		857

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	1,015		899

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	27,290		2,315
4.000% due 06/01/2050	2,500		2,046

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,125		3,081

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	6,000		5,790

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545		2,726
5.250% due 05/15/2058	4,000		4,134

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.250% due 05/15/2064	5,000		5,163

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	4,000		4,117

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020
5.000% due 11/15/2054	4,000		4,080

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.250% due 05/15/2052	2,500		2,585

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	2,000		2,086

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	8,000		8,370

Troy Capital Resource Corp. New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	2,500		2,662

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2038	1,500		1,566

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	2,000		1,851

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	1,940		1,952

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	3,000		3,066

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000		902

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2041	5,000		5,538

			709,937

OHIO 0.6%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	2,000		2,178
5.000% due 01/01/2038	3,400		3,650

			5,828

PUERTO RICO 3.5%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	5,856		3,931

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	$5,500	$	5,316
4.000% due 07/01/2041	3,400		3,150

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
3.148% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,430		1,396

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,400		1,902
0.000% due 07/01/2051 (a)	30,365		7,783
4.550% due 07/01/2040	1,000		997
4.750% due 07/01/2053	9,752		9,094

			33,569

TENNESSEE 0.5%

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000		2,127

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,000		3,173

			5,300

TEXAS 0.5%

Austin Affordable PFC Inc., Texas Revenue Notes, Series 2024
4.450% due 03/01/2043	1,000		986

Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	3,500		3,500

			4,486

WASHINGTON 0.2%

Washington State Housing Finance Commission Revenue Bonds, Series 2024
3.812% due 03/01/2050	1,780		1,716

WISCONSIN 0.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.750% due 12/31/2065	2,000		2,043

Total Municipal Bonds & Notes (Cost $817,391)			815,349

U.S. GOVERNMENT AGENCIES 1.1%

Federal Home Loan Mortgage Corp.
4.600% due 03/01/2041	1,200		1,228
5.210% due 08/01/2040	2,655		2,887

Federal Home Loan Mortgage Corp. Multifamily ML Certificates
3.869% due 05/25/2041 ~	4,916		4,878

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	1,943		1,985

Total U.S. Government Agencies (Cost $10,660)			10,978

U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Notes
3.375% due 02/29/2028	24,500		24,309
3.500% due 02/28/2031	19,700		19,319
4.125% due 03/31/2031	1,600		1,611
4.250% due 02/28/2031	9,300		9,422
4.625% due 04/30/2031	12,600		12,976

Total U.S. Treasury Obligations (Cost $67,667)			67,637

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	SHARES		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (b)	582,740	$	583

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 4.5%
Akron Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/07/2026	$5,000		5,019

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	9,000		9,025

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	9,000		9,024

Kingston City School District, New York General Obligation Notes, Series 2025
4.000% due 06/30/2026	4,100		4,114

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
North Syracuse Central School District, New York General Obligation Notes, Series 2025
4.000% due 07/31/2026	$3,000	$	3,014

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	3,000		3,008

Town of Oyster Bay, New York General Obligation Notes, Series 2026
4.000% due 03/05/2027	10,000		10,142

Total Municipal Bonds & Notes (Cost $43,336)			43,346

Total Short-Term Instruments (Cost $43,919)			43,929

Total Investments in Securities (Cost $939,637)			937,893

	SHARES			MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%

PIMCO Short-Term Floating NAV Portfolio III	1,132,566		$	11,030

Total Short-Term Instruments (Cost $11,029)				11,030

Total Investments in Affiliates (Cost $11,029)				11,030

Total Investments 98.8% (Cost $950,666)		$		948,923

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)				0

Other Assets and Liabilities, net 1.2%				11,356

Net Assets 100.0%		$		960,279

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a 7-Day Yield.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	12/12/2023	$ 2,786	$2,723	0.28%

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Cash of $5 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$171	$171
Swap Agreements	0	0	0	0	294	294

	$0	$0	$0	$0	$465	$465

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$11,894	$0	$11,894
California	0	2,323	0	2,323
Connecticut	0	2,547	0	2,547
Georgia	0	18,406	0	18,406
Iowa	0	1,494	0	1,494
Michigan	0	2,492	0	2,492
Multi-State	0	8,577	0	8,577
New Hampshire	0	2,976	0	2,976
New Jersey	0	1,761	0	1,761
New York	0	709,937	0	709,937
Ohio	0	5,828	0	5,828
Puerto Rico	0	33,569	0	33,569
Tennessee	0	5,300	0	5,300
Texas	0	4,486	0	4,486

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Washington	$0	$1,716	$0	$1,716
Wisconsin	0	2,043	0	2,043
U.S. Government Agencies	0	10,978	0	10,978
U.S. Treasury Obligations	0	67,637	0	67,637
Short-Term Instruments
Mutual Funds	538	0	0	583
Municipal Bonds & Notes	0	43,346	0	43,346

	$583	$937,310	$0	$937,893

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,030	$0	$0	$11,030

Total Investments	$11,613	$937,310	$0	$948,923

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.6%

MUNICIPAL BONDS & NOTES 81.4%

ALABAMA 3.2%

Alabama Housing Finance Authority Revenue Notes, Series 2024
5.000% due 02/01/2029	$500	$517

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
2.770% (MUNIPSA) due 10/01/2052 ~	2,000	1,997

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,262
5.500% due 10/01/2054	1,900	2,051

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 10/01/2055	1,100	1,161

Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025
5.000% due 10/01/2035	2,275	2,372

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023
5.750% due 04/01/2054	1,000	1,092

Jefferson County, Alabama Sewer Revenue Notes, Series 2024
5.000% due 10/01/2031	2,500	2,731

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
3.450% due 11/01/2033	500	496

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	1,400	1,451

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	1,900	1,995

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	2,000	2,044

		19,169

ARIZONA 2.8%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
2.670% (MUNIPSA) due 01/01/2046 ~	915	910

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,320	1,335

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019
4.000% due 06/01/2049	6,170	6,251

Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 03/01/2056	595	648

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	3,000	3,062

Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003
3.875% due 01/01/2038	2,000	2,046

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,360	1,369

Yuma, Arizona Revenue Notes, Series 2025
5.000% due 07/01/2027	1,200	1,237

		16,858

ARKANSAS 0.5%

Arkansas Development Finance Authority Revenue Bonds, Series 2025
3.875% due 10/15/2065	1,200	1,195

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arkansas Development Finance Authority Revenue Bonds, Series 2026
4.000% due 09/01/2046		$2,000	$1,991

			3,186

CALIFORNIA 4.5%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.830% (MUNIPSA) due 04/01/2056 ~		1,000	987

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054		2,000	2,113
5.250% due 11/01/2054		3,100	3,272
5.500% due 10/01/2054		990	1,077

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050		1,400	1,495

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024
5.970% due 11/01/2053		1,500	1,509

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054		2,900	2,892

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
3.120% (MUNIPSA) due 12/01/2050 ~		2,000	1,999

California Statewide Communities Development Authority Revenue Bonds, Series 2006
4.500% due 11/01/2033		1,300	1,340

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038		1,390	1,353

San Diego County, California Regional Airport Authority Revenue Notes, Series 2023
5.000% due 07/01/2033		3,250	3,607

University of California Revenue Bonds, Series 2026
5.000% due 11/15/2042		4,575	5,071

			26,715

COLORADO 3.2%

Board of Governors of Colorado State University System Revenue Bonds, Series 2025
2.600% due 03/01/2055		4,990	4,990

Colorado Health Facilities Authority Revenue Bonds, Series 2022
2.970% (MUNIPSA) due 05/15/2061 ~		4,000	3,999

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058		1,000	1,051

Colorado Health Facilities Authority Revenue Bonds, Series 2024
5.000% due 12/01/2034		2,000	2,213

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026		290	286

Denver, Colorado Airport System City & County Revenue Notes, Series 2023
5.000% due 11/15/2027		1,000	1,032

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024
3.182% (SOFRRATE) due 09/01/2039 ~		2,100	2,098

University of Colorado Revenue Notes, Series 2024
5.000% due 10/01/2028		3,500	3,708

			19,377

CONNECTICUT 2.0%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
2.300% due 07/01/2057	11,755		11,755

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 1.0%

District of Columbia General Obligation Bonds, Series 2018
5.000% due 06/01/2030	$1,250	$1,311

District of Columbia Income Tax Revenue Notes, Series 2025
5.000% due 06/01/2027	4,500	4,633

		5,944

FLORIDA 4.3%

Capital Projects Finance Authority, Florida Revenue Notes, Series 2020
5.000% due 10/01/2027	1,250	1,278

Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025
5.000% due 07/01/2027	2,850	2,935

Florida Housing Finance Corp. Revenue Bonds, Series 2025
3.150% due 01/01/2044	2,630	2,634

Florida Housing Finance Corp. Revenue Notes, Series 2025
3.150% due 12/01/2028	1,875	1,878

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
2.700% due 10/01/2042	3,985	3,985

Hillsborough County, Florida Housing Finance Authority Revenue Notes, Series 2025
3.125% due 12/01/2028	2,795	2,799

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026
5.000% due 04/01/2065	1,000	1,101

Lee County, Florida Housing Finance Authority Revenue Bonds, Series 2026
2.650% due 12/01/2047	900	882

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2028	2,500	2,624

Miami-Dade County, Florida Housing Finance Authority Revenue Notes, Series 2025
2.950% due 09/01/2029	2,700	2,679

Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025
5.000% due 10/01/2026	1,000	1,010

Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025
5.000% due 08/01/2029	1,665	1,786

		25,591

GEORGIA 2.2%

Atlanta Urban Residential Finance Authority, Georgia Revenue Notes, (HUD Insured), Series 2025
3.150% due 12/01/2029	1,550	1,553

Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023
5.000% due 04/01/2028	1,400	1,462

College Park Housing Authority, Georgia Revenue Bonds, Series 2025
3.450% due 04/01/2044	1,800	1,812

Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025
5.000% due 04/01/2028	400	408

Development Authority of Burke County, Georgia Revenue Bonds, Series 2013
3.375% due 11/01/2053	3,400	3,411

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	1,900	2,012

Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2027	1,000	1,018
5.000% due 01/01/2028	800	834

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024
5.000% due 02/01/2029	$500	$518

		13,028

IDAHO 0.3%

Idaho Housing & Finance Association Revenue Bonds, Series 2025
3.350% due 06/10/2050	1,900	1,909

ILLINOIS 5.2%

Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023
5.000% due 01/01/2027	1,000	1,019

Chicago, Illinois Revenue Notes, Series 2025
3.200% due 10/01/2028	1,700	1,706

Illinois Finance Authority Revenue Bonds, Series 2021
3.120% (MUNIPSA) due 05/01/2042 ~	1,500	1,499

Illinois Finance Authority Revenue Bonds, Series 2022
2.700% due 08/15/2057	7,000	7,000

Illinois Finance Authority Revenue Bonds, Series 2023
4.600% due 10/01/2053	5,000	5,015

Illinois Finance Authority Revenue Notes, Series 2025
5.000% due 08/15/2030	3,400	3,646

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	7,750	8,215

Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2028	1,615	1,684

Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	1,400	1,477

		31,261

INDIANA 3.0%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,350	3,192
2.900% due 05/01/2028	2,100	2,100

Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	2,800	2,727

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,091

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2063	1,000	1,091

Indiana Finance Authority Revenue Notes, Series 2025
5.000% due 11/15/2028	2,300	2,429

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,020

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	2,020

		17,670

KANSAS 1.0%

Burlington, Kansas Revenue Bonds, Series 2023
4.300% due 03/01/2045	4,500	4,503

Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024
3.010% due 11/01/2027	1,600	1,601

		6,104

KENTUCKY 1.1%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
2.900% due 04/01/2031	1,500	1,500

Kentucky Public Energy Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	450	477

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Public Energy Authority Revenue Notes, Series 2025
5.000% due 05/01/2036	$3,000	$3,160

Trimble County, Kentucky Revenue Bonds, Series 2023
4.700% due 06/01/2054	1,400	1,417

		6,554

LOUISIANA 0.2%

Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024
5.000% due 04/01/2028	1,220	1,244

MAINE 0.2%

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,000	1,026

MARYLAND 0.0%

Prince George’s County, Maryland General Obligation Notes, Series 2024
5.000% due 09/01/2026	280	283

MASSACHUSETTS 2.0%

Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005
5.500% due 01/01/2034	5,000	5,714

Massachusetts Development Finance Agency Revenue Bonds, Series 2026
2.350% due 07/01/2061	6,000	6,000

		11,714

MICHIGAN 3.9%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
3.228% (TSFR3M) due 07/01/2032 ~	2,500	2,492

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
3.170% (MUNIPSA) due 04/15/2047 ~	2,500	2,495

Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2028	535	554
5.000% due 02/28/2031	950	1,025

Michigan State Housing Development Authority Revenue Bonds, Series 2023
2.670% due 12/01/2042	1,120	1,120

Michigan State Housing Development Authority Revenue Bonds, Series 2024
6.250% due 06/01/2055	395	432

Michigan Strategic Fund Revenue Bonds, Series 2001
4.125% due 08/01/2027	2,500	2,518

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,138
5.000% due 12/01/2028	6,655	7,004

Western Michigan University Revenue Notes, (AGC Insured), Series 2025
5.000% due 11/15/2029	4,000	4,298

		23,076

MINNESOTA 0.3%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2030	650	665

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 07/01/2055	1,235	1,384

		2,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.2%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2039	$1,000	$1,070

MISSOURI 1.0%

Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025
3.150% due 04/01/2046	700	701

Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.250% due 05/01/2056	4,500	5,007

		5,708

NEBRASKA 0.3%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,500	1,562

NEVADA 0.4%

Washoe County, Nevada Revenue Bonds, Series 2016
4.125% due 03/01/2036	2,500	2,533

NEW JERSEY 1.0%

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,000	2,091

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025
6.500% due 04/01/2056	600	670

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	2,945	3,023

		5,784

NEW MEXICO 0.1%

New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023
2.920% due 02/01/2042	400	400

NEW YORK 6.6%

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,500	2,540

Long Island Power Authority, New York Revenue Bonds, Series 2025
3.000% due 09/01/2055	2,100	2,102

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
3.232% (SOFRRATE) due 11/01/2032 ~	2,000	2,000

New York City, New York General Obligation Bonds, Series 2025
2.700% due 02/01/2055	7,000	7,000

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	2,100	2,127

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
2.700% due 06/15/2050	3,900	3,900

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 11/01/2036	1,500	1,668

New York Power Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 11/15/2027	1,300	1,356

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,523
5.000% due 03/15/2036	1,000	1,009

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	$2,500	$2,504

New York State Housing Finance Agency Revenue Bonds, Series 2025
3.600% due 11/01/2064	2,300	2,312

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2027	4,000	4,056

Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	4,000	4,185

		39,282

NORTH CAROLINA 3.7%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
2.750% due 01/15/2037	3,655	3,655

Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025
3.625% due 04/01/2029	1,250	1,265

Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	1,400	1,409
3.625% due 11/01/2058	3,700	3,731

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 07/01/2055	800	874

North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 01/01/2056	900	1,023

North Carolina Medical Care Commission Revenue Bonds, Series 2025
2.650% due 06/01/2055	6,000	6,000

North Carolina State Revenue Notes, Series 2025
5.000% due 03/01/2030	2,000	2,171

Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025
2.950% due 09/01/2059	2,150	2,140

		22,268

NORTH DAKOTA 0.1%

North Dakota Housing Finance Agency Revenue Bonds, Series 2025
6.000% due 01/01/2056	600	657

OHIO 3.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Notes, Series 2020
5.000% due 06/01/2027	615	630

Hamilton County, Ohio Revenue Bonds, Series 2021
2.800% due 08/15/2051	4,760	4,760

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
4.750% due 06/01/2033	500	516

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	800	763

Ohio Air Quality Development Authority Revenue Bonds, Series 2022
4.250% due 11/01/2039	2,000	2,018

Ohio Air Quality Development Authority Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,930

Ohio Housing Finance Agency Revenue Notes, (HUD Insured), Series 2026
2.680% due 07/01/2029	1,000	988

Ohio State Hospital Revenue Bonds, Series 2021
5.000% due 01/01/2033	2,415	2,647

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009
4.750% due 06/01/2033	2,000	2,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Port of Greater Cincinnati Development Authority, Ohio Revenue Notes, (AGM Insured), Series 2024
5.000% due 12/01/2031	$535	$587

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2028 (b)	500	459

		18,362

OKLAHOMA 0.3%

Muskogee County, Oklahoma Public Safety Authority Revenue Notes, Series 2025
4.000% due 12/01/2027	1,075	1,087

Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025
3.200% due 10/01/2042	500	500

		1,587

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2026 (b)	275	273

Oregon Housing & Community Services Department State Revenue Bonds, Series 2025
3.100% due 12/01/2059	1,790	1,792

		2,065

PENNSYLVANIA 4.2%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
3.120% (MUNIPSA) due 11/15/2047 ~	4,000	3,972

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	3,500	3,604

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	853

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2017
3.875% due 08/01/2037	5,000	5,007

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019
3.250% due 04/01/2034	2,500	2,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
3.250% due 04/01/2049	2,750	2,750

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
2.875% due 06/01/2049	800	799

Pennsylvania Turnpike Commission Revenue Notes, Series 2024
5.000% due 06/01/2031	1,325	1,455

Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021
5.000% due 07/01/2027	4,000	4,101

		25,041

PUERTO RICO 0.8%

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,750

SOUTH CAROLINA 1.0%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023
5.250% due 02/01/2054	1,100	1,175

South Carolina Public Service Authority Revenue Notes, Series 2025
5.000% due 12/01/2028	1,650	1,747

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024
3.000% due 04/01/2043	$1,300	$1,300

South Carolina State Housing Finance & Development Authority Revenue Notes, Series 2026
3.050% due 11/01/2028 (a)	2,050	2,051

		6,273

TENNESSEE 1.7%

Lewisburg Industrial Development Board, Tennessee Revenue Bonds, Series 2012
3.000% due 07/02/2035	1,750	1,750

Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2025
3.150% due 12/01/2042	1,000	1,002

Metropolitan Government Nashville & Davidson County, Tennessee Industrial Development Board Revenue Bonds, Series 2025
3.150% due 07/01/2044	2,585	2,590

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025
5.000% due 10/01/2028	500	515

Tennergy Corp. Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,000	3,030

Tennergy Corp. Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,000	1,063

		9,950

TEXAS 10.8%

Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2026	1,750	1,776

Austin, Texas Electric Utility Revenue Notes, Series 2025
5.000% due 11/15/2027	2,500	2,597

Capital Area Housing Finance Corp., Texas Revenue Bonds, Series 2020
3.200% due 01/01/2041	2,500	2,502

Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2042	1,000	1,070

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050	1,500	1,622

Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	4,250	4,499

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	2,000	1,998

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
3.800% due 08/01/2055	8,000	8,148

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,000	2,068

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,535

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,500	1,587

Harris County, Texas Toll Road Revenue Notes, Series 2024
5.000% due 08/15/2026	2,380	2,402

Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025
4.000% due 05/01/2043	4,000	4,055

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lubbock Housing Finance Corp, Texas Revenue Notes, (HUD Insured), Series 2026
2.800% due 03/01/2029	$500	$497

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,460

Mission Economic Development Corp., Texas Revenue Bonds, Series 2020
2.875% due 05/01/2046	400	400

Montgomery County, Texas General Obligation Bonds, Series 2018
5.000% due 03/01/2034	1,005	1,039

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,286

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025
3.080% due 02/01/2055	2,500	2,496

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,600	1,604

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024
2.550% due 08/01/2050	4,000	4,000

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2064	1,500	1,658

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.550% due 11/15/2063	5,000	5,000

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
6.000% due 01/01/2056	995	1,108

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
4.087% (TSFR3M) due 12/15/2026 ~	1,500	1,501

THF Public Facility Corp. Texas Revenue Bonds, Series 2025
3.340% due 02/01/2044	800	805

Williamson County, Texas General Obligation Notes, Series 2021
1.286% due 02/15/2029	4,700	4,364

		64,077

UTAH 0.2%

Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
6.500% due 07/01/2055	895	1,015

VIRGINIA 2.1%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,300	1,387

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025
3.100% due 12/01/2055	5,490	5,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2025
3.100% due 12/01/2055	$1,485	$1,485

Virginia College Building Authority Revenue Notes, Series 2021
0.770% due 09/01/2026	3,000	2,962

Virginia Public Building Authority Revenue Bonds, Series 2015
4.000% due 08/01/2030	1,100	1,101

		12,425

WASHINGTON 0.3%

Energy Northwest, Washington Revenue Notes, Series 2024
5.000% due 07/01/2027	1,000	1,030

Washington Health Care Facilities Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	800	862

		1,892

WEST VIRGINIA 0.4%

West Virginia Economic Development Authority Revenue Bonds, Series 2015
3.375% due 03/01/2040	2,250	2,266

WISCONSIN 1.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,528

Public Finance Authority, Wisconsin Revenue Bonds, Series 2023
2.550% due 10/01/2055	6,000	6,000

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2027	195	197

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
2.600% (MUNIPSA) due 08/15/2054 ~	2,500	2,495

		11,220

Total Municipal Bonds & Notes (Cost $481,123)		484,700

U.S. GOVERNMENT AGENCIES 0.3%

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate
4.269% due 07/15/2040 •	1,943	1,985

Total U.S. Government Agencies (Cost $1,943)		1,985

U.S. TREASURY OBLIGATIONS 6.8%

U.S. Treasury Notes
3.375% due 02/29/2028	14,600	14,486

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/28/2031	$11,900	$11,670
4.125% due 03/31/2031	1,000	1,007
4.250% due 02/28/2031	5,800	5,876
4.625% due 04/30/2031	7,300	7,518

Total U.S. Treasury Obligations (Cost $40,575)		40,557

	SHARES
SHORT-TERM INSTRUMENTS 2.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (c)	641,341	641

	PRINCIPAL AMOUNT (000S)
MUNICIPAL BONDS & NOTES 2.0%

Albany City School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	$2,500	2,507

Chittenango Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	3,000	3,008

Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/25/2026	1,000	1,003

Starpoint Central School District, New York General Obligation Notes, Series 2025
4.000% due 06/26/2026	5,000	5,014

Total Municipal Bonds & Notes (Cost $11,522)		11,532

Total Short-Term Instruments (Cost $12,163)		12,173

Total Investments in Securities (Cost $535,804)		539,415

	SHARES

INVESTMENTS IN AFFILIATES 8.8%

SHORT-TERM INSTRUMENTS 8.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%

PIMCO Short-Term Floating NAV Portfolio III	5,384,225	52,437

Total Short-Term Instruments (Cost $52,426)		52,437

Total Investments in Affiliates (Cost $52,426)		52,437

Total Investments 99.4% (Cost $588,230)		$591,852

Other Assets and Liabilities, net 0.6%		3,765

Net Assets 100.0%		$595,617

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,169	$0	$19,169
Arizona	0	16,858	0	16,858
Arkansas	0	3,186	0	3,186
California	0	26,715	0	26,715
Colorado	0	19,377	0	19,377
Connecticut	0	11,755	0	11,755
District of Columbia	0	5,944	0	5,944
Florida	0	25,591	0	25,591
Georgia	0	13,028	0	13,028
Idaho	0	1,909	0	1,909
Illinois	0	31,261	0	31,261
Indiana	0	17,670	0	17,670
Kansas	0	6,104	0	6,104
Kentucky	0	6,554	0	6,554
Louisiana	0	1,244	0	1,244
Maine	0	1,026	0	1,026
Maryland	0	283	0	283
Massachusetts	0	11,714	0	11,714
Michigan	0	23,076	0	23,076
Minnesota	0	2,049	0	2,049
Mississippi	0	1,070	0	1,070
Missouri	0	5,708	0	5,708
Nebraska	0	1,562	0	1,562
Nevada	0	2,533	0	2,533
New Jersey	0	5,784	0	5,784
New Mexico	0	400	0	400
New York	0	39,282	0	39,282

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
North Carolina	$0	$22,268	$0	$22,268
North Dakota	0	657	0	657
Ohio	0	18,362	0	18,362
Oklahoma	0	1,587	0	1,587
Oregon	0	2,065	0	2,065
Pennsylvania	0	25,041	0	25,041
Puerto Rico	0	4,750	0	4,750
South Carolina	0	6,273	0	6,273
Tennessee	0	9,950	0	9,950
Texas	0	64,077	0	64,077
Utah	0	1,015	0	1,015
Virginia	0	12,425	0	12,425
Washington	0	1,892	0	1,892
West Virginia	0	2,266	0	2,266
Wisconsin	0	11,220	0	11,220
U.S. Government Agencies	0	1,985	0	1,985
U.S. Treasury Obligations	0	40,557	0	40,557
Short-Term Instruments
Mutual Funds	641	0	0	641
Municipal Bonds & Notes	0	11,532	0	11,532

	$641	$538,774	$0	$539,415

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,437	$0	$0	$52,437

Total Investments	$53,078	$538,774	$0	$591,852

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2026

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014.The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Notes to Financial Statements	(Cont.)

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2026

and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Notes to Financial Statements	(Cont.)

(other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$5,264	$205,415	$(191,867)	$(2)	$1	$18,811	$698	$0

PIMCO California Municipal Bond Fund	10,834	249,138	(222,100)	(2)	1	37,871	1,135	0

PIMCO California Short Duration Municipal Income Fund	4,983	169,088	(152,800)	0	6	21,277	986	0

PIMCO High Yield Municipal Bond Fund	41,513	2,923,373	(2,514,300)	26	100	450,712	16,829	0

PIMCO Municipal Bond Fund	281,101	2,372,830	(2,239,801)	74	36	414,240	11,889	0

PIMCO National Intermediate Municipal Bond Fund	30,830	482,685	(390,915)	(1)	10	122,609	3,352	0

PIMCO New York Municipal Bond Fund	31,110	407,210	(427,300)	22	(12)	11,030	1,313	0

PIMCO Short Duration Municipal Income Fund	9,752	377,077	(334,400)	0	8	52,437	1,973	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Notes to Financial Statements	(Cont.)

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of

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the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(b) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the

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Notes to Financial Statements	(Cont.)

notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

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Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Puerto Rico-Specific	—	—	—	X	—	—	X	—

AMT Bonds	X	X	X	X	X	X	X	X

Loan	—	—	—	X	—	—	—	—

Municipal Project-Specific	X	X	X	X	X	X	X	X

Municipal Project Housing-Related	—	—	—	X	—	—	—	—

Short Exposure	X	X	X	X	X	X	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk  is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may

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also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Issuer Non-Diversification Risk  is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk  is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (”Municipal Bonds”) to pay interest or repay principal.

California State-Specific Risk  is the risk that by focusing its investments in California municipal bonds, a Fund may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by focusing its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk  is the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk  is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which

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could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Loan Risk  is the risk that investing in loans exposes the Fund to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent the Fund invests in loans that are covenant-lite obligations, the Fund may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Project Housing-Related Risk  is the risk of investing in loans that finance or are generally related to projects focused on low-income, affordable or other housing developments and businesses located in low-income areas. There are significant risks associated with the Fund’s investment in loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects, such as the requirement that the owners of these affordable housing developments rent or sell certain residential units to persons or families of low or moderate income and that the amount of rent that may be charged for these units may be less than market rates. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related loan on a timely basis. In the event that a project owner is unable to pay all such costs, expenses and debt service, a default on the related loan is likely to occur. Moreover, as a result of economic, market and other factors, the risks of the Fund’s investment in such municipal project housing-related loans may be heightened due to the possibility of reduced tax or other revenue available to issuers of municipal project housing-related loans causing an increase of budgetary and financial pressure on either the municipality or other issuers of municipal securities.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic

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disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as

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either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares (for PIMCO Municipal Bond Fund Class C shares and PIMCO National Intermediate Bond Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.50%; for PIMCO Short Duration Municipal Income Fund Class C shares, the Distributor receives distribution fees from the Trust of up to 0.30%) and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)  The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO High Yield Municipal Bond Fund,

PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO High Yield Municipal Bond Fund	$34

PIMCO Municipal Bond Fund	19

PIMCO New York Municipal Bond Fund	1

PIMCO Short Duration Municipal Income Fund	7

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses PIMCO has contractually agreed, through July 31, 2026, for the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund to waive its Management fees in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Notes to Financial Statements	(Cont.)

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended March 31, 2026, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Intermediate Municipal Bond Fund	$12,448	$11,594	$(584)

PIMCO California Municipal Bond Fund	8,452	8,761	(440)

PIMCO California Short Duration Municipal Income Fund	428	457	8

PIMCO High Yield Municipal Bond Fund	473,388	479,007	(27,987)

PIMCO Municipal Bond Fund	429,958	434,151	(21,932)

PIMCO National Intermediate Municipal Bond Fund	61,482	51,835	(2,452)

PIMCO New York Municipal Bond Fund	64,742	58,760	(2,999)

PIMCO Short Duration Municipal Income Fund	4,092	3,908	(116)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$31,433	$8,123	$171,876	$104,015

PIMCO California Municipal Bond Fund	53,885	13,994	250,756	88,260

PIMCO California Short Duration Municipal Income Fund	21,755	5,676	145,430	86,431

PIMCO High Yield Municipal Bond Fund	7,516	54,266	3,031,853	3,084,237

PIMCO Municipal Bond Fund	482,586	154,689	2,444,143	2,091,583

PIMCO National Intermediate Municipal Bond Fund	148,656	36,168	569,842	364,235

PIMCO New York Municipal Bond Fund	92,101	24,074	368,995	354,000

PIMCO Short Duration Municipal Income Fund	55,080	17,800	280,150	184,081

†	A zero balance may reflect actual amounts rounding to less than one thousand.

96	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2026

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	8,531	$79,267	3,998	$37,427	13,090	$138,205	10,459	$112,499

I-2	4,811	44,616	1,145	10,726	12,946	136,527	4,087	43,795

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	4,925	46,129	1,608	15,107	7,544	79,837	7,066	75,870

Class C	42	386	70	656	69	734	88	946

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	330	3,088	191	1,788	658	6,976	346	3,711

I-2	163	1,519	84	786	426	4,523	199	2,129

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	199	1,855	137	1,283	412	4,362	290	3,113

Class C	4	41	7	61	6	59	6	68

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued in reorganization^

Institutional Class	2,652	24,981	N/A	N/A	N/A	N/A	N/A	N/A

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,026)	(46,707)	(4,457)	(41,717)	(6,065)	(63,664)	(1,917)	(20,545)

I-2	(1,140)	(10,577)	(785)	(7,337)	(4,073)	(42,776)	(2,053)	(21,937)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(1,238)	(11,557)	(900)	(8,428)	(3,499)	(36,881)	(2,659)	(28,513)

Class C	(212)	(1,954)	(59)	(549)	(55)	(578)	(116)	(1,250)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	14,041	$131,087	1,039	$9,803	21,459	$227,324	15,796	$169,886

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	12,302	$119,072	5,403	$52,173	186,526	$1,548,694	156,428	$1,335,678

I-2	1,551	15,035	984	9,487	120,389	999,629	87,561	746,828

I-3	N/A	N/A	N/A	N/A	4,688	38,946	5,675	48,493

Class A	1,138	10,992	671	6,475	49,249	410,354	75,410	644,819

Class C	N/A	N/A	N/A	N/A	1,510	12,564	2,344	20,011

Class C - 2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	403	3,916	246	2,372	13,879	115,565	11,407	97,239

I-2	69	669	60	574	7,140	59,432	5,856	49,923

I-3	N/A	N/A	N/A	N/A	359	2,982	303	2,581

Class A	44	428	46	439	6,334	52,712	5,142	43,834

Class C	N/A	N/A	N/A	N/A	226	1,885	223	1,904

Class C - 2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Notes to Financial Statements	(Cont.)

	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Cost of shares redeemed

Institutional Class	(4,209)	$(40,861)	(3,630)	$(35,012)	(167,709)	$(1,389,983)	(93,797)	$(798,798)

I-2	(775)	(7,505)	(1,023)	(9,869)	(99,421)	(821,341)	(53,096)	(452,679)

I-3	N/A	N/A	N/A	N/A	(6,031)	(49,692)	(2,595)	(22,123)

Class A	(1,083)	(10,495)	(944)	(9,120)	(51,626)	(428,730)	(31,553)	(268,766)

Class C	N/A	N/A	N/A	N/A	(2,396)	(19,917)	(2,174)	(18,545)

Class C - 2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	9,440	$91,251	1,813	$17,519	63,117	$533,100	167,134	$1,430,399

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	134,581	$1,244,333	67,086	$634,465	37,422	$385,927	24,755	$256,091

I-2	109,942	1,021,691	117,716	1,106,677	21,472	221,123	11,123	115,195

I-3	3,806	35,394	2,751	25,953	N/A	N/A	N/A	N/A

Class A	38,060	355,486	32,067	303,728	7,480	77,329	4,618	47,844

Class C	1,119	10,445	1,204	11,398	172	1,775	85	882

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	7,173	66,951	5,080	47,994	2,601	26,901	1,858	19,202

I-2	6,246	58,245	3,673	34,701	862	8,922	447	4,614

I-3	154	1,439	73	688	N/A	N/A	N/A	N/A

Class A	3,105	28,963	2,562	24,207	428	4,427	327	3,376

Class C	98	914	91	855	13	131	13	137

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued in reorganization^

Institutional Class	N/A	N/A	N/A	N/A	4,816	50,228	N/A	N/A

I-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(82,259)	(758,242)	(35,488)	(335,450)	(15,544)	(159,837)	(7,643)	(78,888)

I-2	(85,996)	(793,826)	(41,938)	(396,053)	(7,199)	(74,044)	(3,874)	(40,016)

I-3	(1,935)	(17,834)	(983)	(9,286)	N/A	N/A	N/A	N/A

Class A	(25,746)	(239,366)	(18,253)	(172,351)	(3,233)	(33,300)	(2,259)	(23,377)

Class C	(1,106)	(10,302)	(1,054)	(9,961)	(160)	(1,642)	(113)	(1,171)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	107,242	$1,004,291	134,587	$1,267,565	49,130	$507,940	29,337	$303,889

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2026

	PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	13,711	$144,675	10,216	$110,422	16,839	$140,939	8,978	$74,554

I-2	8,143	86,024	6,173	66,697	14,164	117,998	8,015	66,646

I-3	211	2,246	118	1,277	442	3,695	553	4,582

Class A	14,420	153,525	17,700	192,096	9,231	77,020	5,107	42,528

Class C	209	2,203	200	2,169	87	722	27	229

Class C-2	N/A	N/A	N/A	N/A	16	143	23	195
Issued as reinvestment of distributions

Institutional Class	1,017	10,781	819	8,849	774	6,468	722	5,994

I-2	559	5,925	426	4,596	631	5,278	383	3,181

I-3	7	72	4	47	50	419	43	359

Class A	1,370	14,526	1,072	11,583	435	3,632	354	2,941

Class C	20	214	26	281	6	53	9	73

Class C-2	N/A	N/A	N/A	N/A	1	7	1	4
Cost of shares redeemed

Institutional Class	(13,619)	(143,175)	(5,364)	(57,938)	(9,236)	(77,062)	(14,835)	(123,318)

I-2	(5,608)	(59,207)	(2,446)	(26,473)	(6,253)	(52,229)	(6,550)	(54,426)

I-3	(70)	(730)	(85)	(915)	(240)	(2,004)	(252)	(2,096)

Class A	(12,145)	(128,862)	(6,861)	(74,042)	(6,217)	(51,938)	(4,123)	(34,281)

Class C	(506)	(5,327)	(374)	(4,038)	(105)	(878)	(184)	(1,531)

Class C-2	N/A	N/A	N/A	N/A	(9)	(77)	(8)	(68)

Net increase (decrease) resulting from Fund share transactions	7,719	$82,890	21,624	$234,611	20,616	$172,186	(1,737)	$(14,434)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 16 in the Notes to Financial Statements.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Intermediate Municipal Bond Fund	4	0	64%	0%

PIMCO California Municipal Bond Fund	4	0	65%	0%

PIMCO California Short Duration Municipal Income Fund	1	0	50%	0%

PIMCO High Yield Municipal Bond Fund	2	0	30%	0%

PIMCO Municipal Bond Fund	2	0	30%	0%

PIMCO National Intermediate Municipal Bond Fund	3	0	51%	0%

PIMCO New York Municipal Bond Fund	4	0	65%	0%

PIMCO Short Duration Municipal Income Fund	3	0	44%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Notes to Financial Statements	(Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO California Intermediate Municipal Bond Fund	$491	$0	$0	$1,963	$(157)	$(12,859)	$0	$0	$(10,562)

PIMCO California Municipal Bond Fund	198	0	0	1,011	(6)	(9,036)	0	0	(7,833)

PIMCO California Short Duration Municipal Income Fund	101	0	0	740	(48)	(7,007)	0	0	(6,214)

PIMCO High Yield Municipal Bond Fund	21,832	0	0	(97,863)	(2,008)	(211,897)	0	0	(289,936)

PIMCO Municipal Bond Fund	8,031	0	0	49,085	(1,110)	(177,417)	0	0	(121,411)

PIMCO National Intermediate Municipal Bond Fund	155	0	0	15,687	(94)	(20,561)	0	0	(4,813)

PIMCO New York Municipal Bond Fund	528	0	0	(2,466)	(26)	(39,022)	0	0	(40,986)

PIMCO Short Duration Municipal Income Fund	208	0	0	3,200	(10)	(18,853)	0	0	(15,455)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: interest accrued on defaulted securities, and return of capital distributions from underlying funds.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$6,911	$5,948

PIMCO California Municipal Bond Fund	5,152	3,884

PIMCO California Short Duration Municipal Income Fund	4,800	2,207

PIMCO High Yield Municipal Bond Fund	84,735	127,162

PIMCO Municipal Bond Fund	84,531	92,886

PIMCO National Intermediate Municipal Bond Fund	8,300	12,261

PIMCO New York Municipal Bond Fund	17,478	21,544

PIMCO Short Duration Municipal Income Fund	11,782	7,071

†	A zero balance may reflect actual amounts rounding to less than one thousand.

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2026

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO California Intermediate Municipal Bond Fund	$328,861	$4,162	$(2,198)	$1,964

PIMCO California Municipal Bond Fund	561,939	6,871	(5,859)	1,012

PIMCO California Short Duration Municipal Income Fund	232,072	1,142	(402)	740

PIMCO High Yield Municipal Bond Fund	6,146,541	163,686	(261,550)	(97,864)

PIMCO Municipal Bond Fund	4,737,140	84,964	(35,880)	49,084

PIMCO National Intermediate Municipal Bond Fund	1,414,626	20,533	(4,848)	15,685

PIMCO New York Municipal Bond Fund	951,391	12,349	(14,816)	(2,467)

PIMCO Short Duration Municipal Income Fund	588,651	3,910	(709)	3,201

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: interest accrued on defaulted securities, and return of capital distributions from underlying funds.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026				March 31, 2025

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO California Intermediate Municipal Bond Fund	$7,140	$1,394	$0	$0	$5,417	$766	$0	$0

PIMCO California Municipal Bond Fund	13,730	2,272	0	0	7,782	1,328	0	0

PIMCO California Short Duration Municipal Income Fund	4,453	1,061	0	0	3,260	395	0	0

PIMCO High Yield Municipal Bond Fund	220,100	36,113	0	0	181,200	35,588	0	0

PIMCO Municipal Bond Fund	150,113	18,994	0	0	99,946	18,634	0	0

PIMCO National Intermediate Municipal Bond Fund	35,708	5,756	0	0	23,477	4,102	0	0

PIMCO New York Municipal Bond Fund	29,949	2,063	0	0	23,627	2,485	0	0

PIMCO Short Duration Municipal Income Fund	13,698	2,303	0	0	11,632	1,340	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. REORGANIZATION

The Board approved the reorganizations (the “Reorganizations”) of the (1) PIMCO California Municipal Intermediate Value Fund (an “Acquired Fund” or the “California Acquired Fund”) with and into the PIMCO California Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “California Acquiring Fund”) and (2) PIMCO National Municipal Intermediate Value Fund (an “Acquired Fund” or the “National Acquired Fund” and, collectively with the California Acquired Fund, the “Acquired Funds”) with and into the PIMCO National Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “National Acquiring Fund” and, collectively with the California Acquiring Fund, the “Acquiring Funds” and the Acquiring Funds, collectively with the Acquired Funds, the “Funds”). The following table sets forth each Acquired Fund and its class of shares and each corresponding Acquiring Fund and its class of shares involved in the Reorganizations:

Reorganizations	Acquired Funds		Acquiring Funds

California Reorganization	PIMCO California Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO California Intermediate Municipal Bond Fund Institutional Class

National Reorganization	PIMCO National Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO National Intermediate Municipal Bond Fund Institutional Class

The Reorganizations became effective upon the close of business on November 21, 2025. As a result, all shares held in the Acquired Funds were automatically exchanged for shares of the corresponding Acquiring Fund. The transactions were structured to qualify as tax-free reorganizations under Section 368(a) of the Code. Pursuant to the Agreements and Plan of Reorganizations, shareholders of the Acquired Funds received a number of shares

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Notes to Financial Statements	(Cont.)

of the Institutional Class of the corresponding Acquiring Fund, with a value equal to their holdings in the Acquired Fund as of the close of business on the date of the reorganizations. The investment portfolio of the California Acquired Fund, with a fair value of approximately $23,742,960 and identified cost of approximately $23,494,858 as of the date of the reorganization, was the principal asset acquired by the California Acquiring Fund. The investment portfolio of the National Acquired Fund, with a fair value of approximately $48,188,143 and identified cost of approximately $47,705,059 as of the date of the reorganization, was the principal asset acquired by the National Acquiring Fund. For financial statement purposes, assets and liabilities received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganizations (amount in thousands):

California Reorganization

	Shares Outstanding	Net Assets	Net Asset Value per Share	Net Unrealized Appreciation (Depreciation)
Acquired Fund				$248

Institutional Class	2,461	$24,981	$10.15
Pre-Reorganization Acquiring Fund				5,632

Institutional Class	16,143	152,014	9.42

I-2	5,527	52,044	9.42

Class A	7,439	70,049	9.42

Class C	166	1,564	9.42
Post-Reorganization Acquiring Fund				5,880

Institutional Class	18,795	176,995	9.42

I-2	5,527	52,044	9.42

Class A	7,439	70,049	9.42

Class C	166	1,564	9.42

PIMCO paid all direct costs associated with the California Reorganization, including legal and accounting expenses, printing and mailing expenses, or similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Assuming the reorganization had been completed on April 1, 2025, the beginning of the annual reporting period, the pro forma results of operations for the year ended March 31, 2026, are as follows (amounts in thousands):

Net Income	$8,948

Net realized and unrealized gain/loss	1,722

Total increase in net assets from investments operations	$10,670

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenues and earnings of the California Acquired Fund that have been included in the Statements of Operations since November 21, 2025.

National Reorganization

	Shares Outstanding	Net Assets	Net Asset Value per Share	Net Unrealized Appreciation (Depreciation)
Acquired Fund				$483

Institutional Class	4,927	$50,228	$10.19
Pre-Reorganization Acquiring Fund				29,476

Institutional Class	76,501	797,971	10.43

I-2	26,725	278,762	10.43

Class A	13,468	140,481	10.43

Class C	480	5,005	10.43
Post-Reorganization Acquiring Fund				29,959

Institutional Class	81,317	848,199	10.43

I-2	26,725	278,762	10.43

Class A	13,468	140,481	10.43

Class C	480	5,005	10.43

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2026

PIMCO paid all direct costs associated with the National Reorganization, including legal and accounting expenses, printing and mailing expenses, or similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Assuming the reorganization had been completed on April 1, 2025, the beginning of the annual reporting period, the pro forma results of operations for the year ended March 31, 2026, are as follows (amounts in thousands):

Net Income	$42,677

Net realized and unrealized gain/loss	10,440

Total increase in net assets from investments operations	$53,117

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenues and earnings of the National Acquired Fund that have been included in the Statements of Operations since November 21, 2025.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (eight of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	FHA	Federal Housing Administration	HUD	U.S. Department of Housing and Urban Development

AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	PSF	Public School Fund

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	SGI	Syncora Guarantee, Inc.

CR	Custodial Receipts

Other Abbreviations:

BABs	Build America Bonds	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding

TBA	To-Be-Announced

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Intermediate Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0286	$0.0000	$0.0000	$0.0286

November 2025	$0.0243	$0.0000	$0.0000	$0.0243

December 2025	$0.0263	$0.0000	$0.0000	$0.0263

January 2026	$0.0246	$0.0000	$0.0000	$0.0246

February 2026	$0.0258	$0.0000	$0.0000	$0.0258

March 2026	$0.0248	$0.0000	$0.0000	$0.0248

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0277	$0.0000	$0.0000	$0.0277

November 2025	$0.0236	$0.0000	$0.0000	$0.0236

December 2025	$0.0254	$0.0000	$0.0000	$0.0254

January 2026	$0.0238	$0.0000	$0.0000	$0.0238

February 2026	$0.0251	$0.0000	$0.0000	$0.0251

March 2026	$0.0241	$0.0000	$0.0000	$0.0241

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0258	$0.0000	$0.0000	$0.0258

November 2025	$0.0219	$0.0000	$0.0000	$0.0219

December 2025	$0.0235	$0.0000	$0.0000	$0.0235

January 2026	$0.0220	$0.0000	$0.0000	$0.0220

February 2026	$0.0234	$0.0000	$0.0000	$0.0234

March 2026	$0.0223	$0.0000	$0.0000	$0.0223

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0194	$0.0000	$0.0000	$0.0194

November 2025	$0.0165	$0.0000	$0.0000	$0.0165

December 2025	$0.0173	$0.0000	$0.0000	$0.0173

January 2026	$0.0159	$0.0000	$0.0000	$0.0159

February 2026	$0.0179	$0.0000	$0.0000	$0.0179

March 2026	$0.0164	$0.0000	$0.0000	$0.0164

PIMCO California Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0354	$0.0000	$0.0000	$0.0354

November 2025	$0.0307	$0.0000	$0.0000	$0.0307

December 2025	$0.0341	$0.0000	$0.0000	$0.0341

January 2026	$0.0322	$0.0000	$0.0000	$0.0322

February 2026	$0.0322	$0.0000	$0.0000	$0.0322

March 2026	$0.0305	$0.0000	$0.0000	$0.0305

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0344	$0.0000	$0.0000	$0.0344

November 2025	$0.0299	$0.0000	$0.0000	$0.0299

December 2025	$0.0332	$0.0000	$0.0000	$0.0332

January 2026	$0.0313	$0.0000	$0.0000	$0.0313

February 2026	$0.0314	$0.0000	$0.0000	$0.0314

March 2026	$0.0296	$0.0000	$0.0000	$0.0296

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0320	$0.0000	$0.0000	$0.0320

November 2025	$0.0279	$0.0000	$0.0000	$0.0279

December 2025	$0.0308	$0.0000	$0.0000	$0.0308

January 2026	$0.0290	$0.0000	$0.0000	$0.0290

February 2026	$0.0293	$0.0000	$0.0000	$0.0293

March 2026	$0.0274	$0.0000	$0.0000	$0.0274

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0248	$0.0000	$0.0000	$0.0248

November 2025	$0.0216	$0.0000	$0.0000	$0.0216

December 2025	$0.0238	$0.0000	$0.0000	$0.0238

January 2026	$0.0222	$0.0000	$0.0000	$0.0222

February 2026	$0.0231	$0.0000	$0.0000	$0.0231

March 2026	$0.0209	$0.0000	$0.0000	$0.0209

PIMCO California Short Duration Municipal Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0253	$0.0000	$0.0000	$0.0253

November 2025	$0.0218	$0.0000	$0.0000	$0.0218

December 2025	$0.0242	$0.0000	$0.0000	$0.0242

January 2026	$0.0215	$0.0000	$0.0000	$0.0215

February 2026	$0.0221	$0.0000	$0.0000	$0.0221

March 2026	$0.0214	$0.0000	$0.0000	$0.0214

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0245	$0.0000	$0.0000	$0.0245

November 2025	$0.0210	$0.0000	$0.0000	$0.0210

December 2025	$0.0233	$0.0000	$0.0000	$0.0233

January 2026	$0.0207	$0.0000	$0.0000	$0.0207

February 2026	$0.0214	$0.0000	$0.0000	$0.0214

March 2026	$0.0206	$0.0000	$0.0000	$0.0206

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0218	$0.0000	$0.0000	$0.0218

November 2025	$0.0188	$0.0000	$0.0000	$0.0188

December 2025	$0.0208	$0.0000	$0.0000	$0.0208

January 2026	$0.0182	$0.0000	$0.0000	$0.0182

February 2026	$0.0191	$0.0000	$0.0000	$0.0191

March 2026	$0.0181	$0.0000	$0.0000	$0.0181

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Distribution Information	(Cont.)

PIMCO High Yield Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0350	$0.0000	$0.0000	$0.0350

November 2025	$0.0309	$0.0000	$0.0000	$0.0309

December 2025	$0.0337	$0.0000	$0.0000	$0.0337

January 2026	$0.0328	$0.0000	$0.0000	$0.0328

February 2026	$0.0312	$0.0000	$0.0000	$0.0312

March 2026	$0.0316	$0.0000	$0.0000	$0.0316

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0343	$0.0000	$0.0000	$0.0343

November 2025	$0.0303	$0.0000	$0.0000	$0.0303

December 2025	$0.0330	$0.0000	$0.0000	$0.0330

January 2026	$0.0321	$0.0000	$0.0000	$0.0321

February 2026	$0.0305	$0.0000	$0.0000	$0.0305

March 2026	$0.0309	$0.0000	$0.0000	$0.0309

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0339	$0.0000	$0.0000	$0.0339

November 2025	$0.0300	$0.0000	$0.0000	$0.0300

December 2025	$0.0326	$0.0000	$0.0000	$0.0326

January 2026	$0.0317	$0.0000	$0.0000	$0.0317

February 2026	$0.0302	$0.0000	$0.0000	$0.0302

March 2026	$0.0305	$0.0000	$0.0000	$0.0305

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0328	$0.0000	$0.0000	$0.0328

November 2025	$0.0290	$0.0000	$0.0000	$0.0290

December 2025	$0.0315	$0.0000	$0.0000	$0.0315

January 2026	$0.0306	$0.0000	$0.0000	$0.0306

February 2026	$0.0292	$0.0000	$0.0000	$0.0292

March 2026	$0.0295	$0.0000	$0.0000	$0.0295

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0270	$0.0000	$0.0000	$0.0270

November 2025	$0.0241	$0.0000	$0.0000	$0.0241

December 2025	$0.0260	$0.0000	$0.0000	$0.0260

January 2026	$0.0253	$0.0000	$0.0000	$0.0253

February 2026	$0.0243	$0.0000	$0.0000	$0.0243

March 2026	$0.0243	$0.0000	$0.0000	$0.0243

PIMCO Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0336	$0.0000	$0.0000	$0.0336

November 2025	$0.0296	$0.0000	$0.0000	$0.0296

December 2025	$0.0325	$0.0000	$0.0000	$0.0325

January 2026	$0.0314	$0.0000	$0.0000	$0.0314

February 2026	$0.0311	$0.0000	$0.0000	$0.0311

March 2026	$0.0301	$0.0000	$0.0000	$0.0301

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0328	$0.0000	$0.0000	$0.0328

November 2025	$0.0288	$0.0000	$0.0000	$0.0288

December 2025	$0.0317	$0.0000	$0.0000	$0.0317

January 2026	$0.0306	$0.0000	$0.0000	$0.0306

February 2026	$0.0304	$0.0000	$0.0000	$0.0304

March 2026	$0.0293	$0.0000	$0.0000	$0.0293

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0324	$0.0000	$0.0000	$0.0324

November 2025	$0.0285	$0.0000	$0.0000	$0.0285

December 2025	$0.0313	$0.0000	$0.0000	$0.0313

January 2026	$0.0302	$0.0000	$0.0000	$0.0302

February 2026	$0.0301	$0.0000	$0.0000	$0.0301

March 2026	$0.0289	$0.0000	$0.0000	$0.0289

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0310	$0.0000	$0.0000	$0.0310

November 2025	$0.0273	$0.0000	$0.0000	$0.0273

December 2025	$0.0300	$0.0000	$0.0000	$0.0300

January 2026	$0.0289	$0.0000	$0.0000	$0.0289

February 2026	$0.0289	$0.0000	$0.0000	$0.0289

March 2026	$0.0277	$0.0000	$0.0000	$0.0277

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0267	$0.0000	$0.0000	$0.0267

November 2025	$0.0237	$0.0000	$0.0000	$0.0237

December 2025	$0.0259	$0.0000	$0.0000	$0.0259

January 2026	$0.0249	$0.0000	$0.0000	$0.0249

February 2026	$0.0252	$0.0000	$0.0000	$0.0252

March 2026	$0.0238	$0.0000	$0.0000	$0.0238

PIMCO National Intermediate Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0336	$0.0000	$0.0000	$0.0336

November 2025	$0.0291	$0.0000	$0.0000	$0.0291

December 2025	$0.0318	$0.0000	$0.0000	$0.0318

January 2026	$0.0305	$0.0000	$0.0000	$0.0305

February 2026	$0.0313	$0.0000	$0.0000	$0.0313

March 2026	$0.0297	$0.0000	$0.0000	$0.0297

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0326	$0.0000	$0.0000	$0.0326

November 2025	$0.0283	$0.0000	$0.0000	$0.0283

December 2025	$0.0309	$0.0000	$0.0000	$0.0309

January 2026	$0.0296	$0.0000	$0.0000	$0.0296

February 2026	$0.0305	$0.0000	$0.0000	$0.0305

March 2026	$0.0288	$0.0000	$0.0000	$0.0288

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0303	$0.0000	$0.0000	$0.0303

November 2025	$0.0263	$0.0000	$0.0000	$0.0263

December 2025	$0.0286	$0.0000	$0.0000	$0.0286

January 2026	$0.0274	$0.0000	$0.0000	$0.0274

February 2026	$0.0284	$0.0000	$0.0000	$0.0284

March 2026	$0.0267	$0.0000	$0.0000	$0.0267

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0255	$0.0000	$0.0000	$0.0255

November 2025	$0.0223	$0.0000	$0.0000	$0.0223

December 2025	$0.0241	$0.0000	$0.0000	$0.0241

January 2026	$0.0229	$0.0000	$0.0000	$0.0229

February 2026	$0.0244	$0.0000	$0.0000	$0.0244

March 2026	$0.0224	$0.0000	$0.0000	$0.0224

PIMCO New York Municipal Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0357	$0.0000	$0.0000	$0.0357

November 2025	$0.0313	$0.0000	$0.0000	$0.0313

December 2025	$0.0344	$0.0000	$0.0000	$0.0344

January 2026	$0.0331	$0.0000	$0.0000	$0.0331

February 2026	$0.0328	$0.0000	$0.0000	$0.0328

March 2026	$0.0315	$0.0000	$0.0000	$0.0315

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0347	$0.0000	$0.0000	$0.0347

November 2025	$0.0305	$0.0000	$0.0000	$0.0305

December 2025	$0.0335	$0.0000	$0.0000	$0.0335

January 2026	$0.0322	$0.0000	$0.0000	$0.0322

February 2026	$0.0320	$0.0000	$0.0000	$0.0320

March 2026	$0.0306	$0.0000	$0.0000	$0.0306

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0342	$0.0000	$0.0000	$0.0342

November 2025	$0.0301	$0.0000	$0.0000	$0.0301

December 2025	$0.0330	$0.0000	$0.0000	$0.0330

January 2026	$0.0317	$0.0000	$0.0000	$0.0317

February 2026	$0.0316	$0.0000	$0.0000	$0.0316

March 2026	$0.0301	$0.0000	$0.0000	$0.0301

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0325	$0.0000	$0.0000	$0.0325

November 2025	$0.0286	$0.0000	$0.0000	$0.0286

December 2025	$0.0313	$0.0000	$0.0000	$0.0313

January 2026	$0.0301	$0.0000	$0.0000	$0.0301

February 2026	$0.0301	$0.0000	$0.0000	$0.0301

March 2026	$0.0286	$0.0000	$0.0000	$0.0286

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0252	$0.0000	$0.0000	$0.0252

November 2025	$0.0224	$0.0000	$0.0000	$0.0224

December 2025	$0.0243	$0.0000	$0.0000	$0.0243

January 2026	$0.0232	$0.0000	$0.0000	$0.0232

February 2026	$0.0239	$0.0000	$0.0000	$0.0239

March 2026	$0.0219	$0.0000	$0.0000	$0.0219

PIMCO Short Duration Municipal Income Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0249	$0.0000	$0.0000	$0.0249

November 2025	$0.0219	$0.0000	$0.0000	$0.0219

December 2025	$0.0241	$0.0000	$0.0000	$0.0241

January 2026	$0.0221	$0.0000	$0.0000	$0.0221

February 2026	$0.0222	$0.0000	$0.0000	$0.0222

March 2026	$0.0242	$0.0000	$0.0000	$0.0242

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0242	$0.0000	$0.0000	$0.0242

November 2025	$0.0213	$0.0000	$0.0000	$0.0213

December 2025	$0.0233	$0.0000	$0.0000	$0.0233

January 2026	$0.0214	$0.0000	$0.0000	$0.0214

February 2026	$0.0215	$0.0000	$0.0000	$0.0215

March 2026	$0.0235	$0.0000	$0.0000	$0.0235

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0238	$0.0000	$0.0000	$0.0238

November 2025	$0.0210	$0.0000	$0.0000	$0.0210

December 2025	$0.0230	$0.0000	$0.0000	$0.0230

January 2026	$0.0210	$0.0000	$0.0000	$0.0210

February 2026	$0.0212	$0.0000	$0.0000	$0.0212

March 2026	$0.0231	$0.0000	$0.0000	$0.0231

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0219	$0.0000	$0.0000	$0.0219

November 2025	$0.0194	$0.0000	$0.0000	$0.0194

December 2025	$0.0211	$0.0000	$0.0000	$0.0211

January 2026	$0.0193	$0.0000	$0.0000	$0.0193

February 2026	$0.0196	$0.0000	$0.0000	$0.0196

March 2026	$0.0214	$0.0000	$0.0000	$0.0214

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0196	$0.0000	$0.0000	$0.0196

November 2025	$0.0174	$0.0000	$0.0000	$0.0174

December 2025	$0.0189	$0.0000	$0.0000	$0.0189

January 2026	$0.0171	$0.0000	$0.0000	$0.0171

February 2026	$0.0176	$0.0000	$0.0000	$0.0176

March 2026	$0.0194	$0.0000	$0.0000	$0.0194

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Distribution Information	(Cont.)	(Unaudited)

C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0181	$0.0000	$0.0000	$0.0181

November 2025	$0.0161	$0.0000	$0.0000	$0.0161

December 2025	$0.0175	$0.0000	$0.0000	$0.0175

January 2026	$0.0157	$0.0000	$0.0000	$0.0157

February 2026	$0.0164	$0.0000	$0.0000	$0.0164

March 2026	$0.0180	$0.0000	$0.0000	$0.0180

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as “qualified dividend income” as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO California Intermediate Municipal Bond Fund	0.00%	0.00%	$8,534	$0

PIMCO California Municipal Bond Fund	0.00%	0.00%	16,002	0

PIMCO California Short Duration Municipal Income Fund	0.00%	0.00%	5,514	0

PIMCO High Yield Municipal Bond Fund	0.00%	0.00%	256,213	0

PIMCO Municipal Bond Fund	0.00%	0.00%	169,107	0

PIMCO National Intermediate Municipal Bond Fund	0.00%	0.00%	41,464	0

PIMCO New York Municipal Bond Fund	0.00%	0.00%	32,012	0

PIMCO Short Duration Municipal Income Fund	0.00%	0.00%	16,001	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSTAXEFFSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Municipal Value Funds

PIMCO California Municipal Opportunistic Value Fund

PIMCO National Municipal Opportunistic Value Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (each, a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or

2	MUNICIPAL VALUE FUNDS

terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

The following table discloses the inception dates of each Fund and its respective share class along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Diversification Status
PIMCO California Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Diversified
PIMCO National Municipal Opportunistic Value Fund	03/18/2019	03/18/2019	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Funds or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	MUNICIPAL VALUE FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Municipal Opportunistic Value Fund
Institutional Class

03/31/2026	$9.68	$0.33	$(0.02)	$0.31	$(0.33)	$0.00	$(0.33)

03/31/2025	9.85	0.33	(0.17)	0.16	(0.33)	0.00	(0.33)

03/31/2024	9.81	0.31	0.04	0.35	(0.31)	0.00	(0.31)

03/31/2023	9.91	0.27	(0.10)	0.17	(0.27)	0.00	(0.27)

03/31/2022	10.28	0.22	(0.36)	(0.14)	(0.22)	(0.01)	(0.23)

PIMCO National Municipal Opportunistic Value Fund
Institutional Class

03/31/2026	$9.67	$0.36	$0.00	$0.36	$(0.36)	$0.00	$(0.36)

03/31/2025	9.84	0.34	(0.17)	0.17	(0.34)	0.00	(0.34)

03/31/2024	9.83	0.32	0.01	0.33	(0.32)	0.00	(0.32)

03/31/2023	10.03	0.28	(0.20)	0.08	(0.28)	0.00	(0.28)

03/31/2022	10.49	0.24	(0.46)	(0.22)	(0.24)	0.00	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)	Effective August 1, 2024, the Fund’s Investment advisory fee was decreased by 0.03% to an annual rate of 0.37%.

6	MUNICIPAL VALUE FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.66	3.28%	$198,681	0.60%		0.60%		0.60%		0.60%		3.44%	11%

9.68	1.61	247,430	0.60	(e)	0.61	(e)	0.60	(e)	0.61	(e)	3.34	20

9.85	3.68	268,432	0.60		0.63		0.60		0.63		3.22	11

9.81	1.76	235,747	0.60		0.63		0.60		0.63		2.72	45

9.91	(1.35)	204,990	0.60		0.63		0.60		0.63		2.16	15

$9.67	3.75%	$203,336	0.60%		0.60%		0.60%		0.60%		3.69%	6%

9.67	1.77	271,665	0.60	(e)	0.61	(e)	0.60	(e)	0.61	(e)	3.50	20

9.84	3.49	314,181	0.60		0.63		0.60		0.63		3.34	13

9.83	0.88	305,030	0.60		0.63		0.60		0.63		2.89	19

10.03	(2.18)	204,459	0.60		0.63		0.60		0.63		2.26	12

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Statements of Assets and Liabilities	March 31, 2026

(Amounts in thousands†, except per share amounts)	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Opportunistic Value Fund

Assets:

Investments, at value
Investments in securities	$192,930	$200,284
Investments in Affiliates	5,578	2,478
Receivable for Fund shares sold	265	185
Interest and/or dividends receivable	2,255	2,731
Dividends receivable from Affiliates	31	26
Total Assets	201,059	205,704

Liabilities:

Payable for investments purchased	$1,540	$1,743
Payable for investments in Affiliates purchased	32	26
Payable for Fund shares redeemed	702	494
Distributions payable	3	2
Accrued investment advisory fees	62	64
Accrued supervisory and administrative fees	39	39
Total Liabilities	2,378	2,368

Commitments and Contingent Liabilities^

Net Assets	$198,681	$203,336

Net Assets Consist of:

Paid in capital	$201,694	$208,180
Distributable earnings (accumulated loss)	(3,013)	(4,844)

Net Assets	$198,681	$203,336

Net Assets:

Institutional Class	$198,681	$203,336

Shares Issued and Outstanding:

Institutional Class	20,570	21,032

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.66	$9.67

Cost of investments in securities	$193,928	$202,774
Cost of investments in Affiliates	$5,578	$2,478

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 7, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds

8	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Opportunistic Value Fund

Investment Income:

Interest	$8,533	$9,840
Dividends	11	9
Dividends from Investments in Affiliates	214	126
Total Income	8,758	9,975

Expenses:

Investment advisory fees	803	861
Supervisory and administrative fees	499	535
Trustee fees	2	2
Total Expenses	1,304	1,398

Net Investment Income (Loss)	7,454	8,577

Net Realized Gain (Loss):

Investments in securities	(999)	(1,795)
Investments in Affiliates	9	(1)

Net Realized Gain (Loss)	(990)	(1,796)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	153	1,218
Investments in Affiliates	(9)	(1)

Net Change in Unrealized Appreciation (Depreciation)	144	1,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,608	$7,998

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Statements of Changes in Net Assets

	PIMCO California Municipal Opportunistic Value Fund		PIMCO National Municipal Opportunistic Value Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,454	$8,843	$8,577	$10,573
Net realized gain (loss)	(990)	(447)	(1,796)	345
Net change in unrealized appreciation (depreciation)	144	(4,262)	1,217	(5,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,608	4,134	7,998	5,700

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(7,459)	(8,837)	(8,574)	(10,567)

Total Distributions(a)	(7,459)	(8,837)	(8,574)	(10,567)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(47,898)	(16,299)	(67,753)	(37,649)

Total Increase (Decrease) in Net Assets	(48,749)	(21,002)	(68,329)	(42,516)

Net Assets:

Beginning of year	247,430	268,432	271,665	314,181
End of year	$198,681	$247,430	$203,336	$271,665

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 11, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.1%

MUNICIPAL BONDS & NOTES 97.0%

CALIFORNIA 93.2%

Alameda Health Care District, California Certificates of Participation Bonds, Series 2024
5.000% due 09/15/2049	$2,455	$2,582

Alhambra Unified School District, California General Obligation Bonds, Series 2023
5.250% due 08/01/2048	2,500	2,645

Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2048	1,210	1,267

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2047	1,000	1,017

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (b)	2,000	952

Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2052	1,500	1,589

Brentwood Union School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2052	1,425	1,486

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,815	1,710

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,500	2,639

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,000	3,065

California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020
5.000% due 11/01/2050	1,000	1,015

California Health Facilities Financing Authority Revenue Bonds, Series 2022
4.000% due 05/15/2051	2,000	1,813

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.250% due 02/01/2048	1,935	2,073

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
5.750% due 08/15/2029	410	411

California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019
5.000% due 01/01/2049	1,000	1,019

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024
4.450% due 12/01/2042	2,000	1,998

California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 06/01/2042	2,000	2,039

California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,921
5.000% due 09/01/2049	1,450	1,494

California Municipal Finance Authority Revenue Bonds, Series 2025
3.998% due 11/20/2040	2,989	2,864

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	70	70

California State General Obligation Bonds, (SGI Insured), Series 2002
5.000% due 10/01/2028	5	5

California State General Obligation Bonds, Series 2000
5.750% due 05/01/2030	85	85

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 08/15/2046	2,175	2,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Statewide Communities Development Authority Revenue Notes, (FNMA Insured), Series 2026
4.200% due 05/01/2036 (a)	$1,540	$1,546

Cambrian School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2046	1,750	1,809

Carson Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 06/01/2049	2,000	2,077

Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2046	1,150	1,231

Central School District, California General Obligation Bonds, (BAM Insured), Series 2022
0.000% due 08/01/2044 (b)	1,275	560

Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,820

Ceres Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2051	5,000	5,029

Chowchilla Union High School District, California General Obligation Bonds, Series 2022
5.500% due 08/01/2052	2,000	2,108

Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	2,500	2,628

Cosumnes Community Services District, California Certificates of Participation Bonds, Series 2022
5.000% due 11/01/2042	1,000	1,045

Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022
5.000% due 12/01/2042	1,005	1,087

Durham Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2054	1,695	1,746

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,372
5.250% due 08/01/2050	930	973

El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024
5.000% due 08/01/2049	1,000	1,050

Elk Grove Finance Authority, California Revenue Bonds, Series 2022
5.000% due 11/01/2042	1,385	1,496

Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 08/01/2046	2,000	1,920

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	730	775

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
5.000% due 09/01/2048	2,000	2,091

Jefferson Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 09/01/2049	1,450	1,518

La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022
0.000% due 04/01/2042 (b)	2,215	1,075

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 05/01/2054	2,000	2,052

Lancaster School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2051	1,410	1,467

Lemon Grove School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2049	1,170	1,214

Livermore, California Certificates of Participation Bonds, Series 2022
4.750% due 04/01/2047	1,330	1,359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Local Public Schools Funding Authority School Improvement District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2050	$1,160	$1,200

Long Beach, California Harbor Revenue Bonds, Series 2019
5.000% due 05/15/2044	3,000	3,112

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,775	8,783

Los Angeles Housing Authority, California Revenue Notes, (FNMA Insured), Series 2024
3.750% due 04/01/2034	2,500	2,483

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.250% due 07/01/2047	1,915	2,042

Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024
5.000% due 09/01/2043	1,000	1,084

Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 05/01/2047	2,000	2,101

McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022
5.250% due 11/01/2049	1,000	1,028

Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022
4.000% due 06/01/2045	1,750	1,704

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	2,480	2,591

Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.212% (US0003M + 0.580%) due 09/01/2027 ~	675	673
3.262% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,559

Moreno Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 08/01/2050	3,000	3,146

Mount Pleasant Elementary School District,California General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/01/2050	1,800	1,874

Oakdale Joint Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	3,000	3,175

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,051
5.000% due 11/01/2052	1,000	1,029

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	2,765	2,870

Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023
4.500% due 06/01/2053	2,750	2,754

Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 08/01/2052	3,000	3,082

Pittsburg Unified School District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2047	1,275	1,278

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016
5.000% due 05/15/2041	2,750	2,759

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	889
4.000% due 06/01/2047	2,000	1,772

Sacramento County, California Airport System Revenue Notes, Series 2025
5.000% due 07/01/2034	1,000	1,106

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Schedule of Investments	PIMCO California Municipal Opportunistic Value Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017
5.000% due 07/01/2047	$3,230	$3,230

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	3,290	3,363

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2046	1,500	1,527

San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016
5.000% due 04/01/2048	2,490	2,490

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,643

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024
5.000% due 10/15/2049	2,135	2,242

San Diego Unified School District, California General Obligation Bonds, Series 2012
0.000% due 07/01/2040 (c)	2,500	2,659

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	2,500	2,630

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	4,450	4,450

San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,420
5.000% due 08/01/2041	1,035	1,098

San Leandro Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2048	2,000	2,125

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2049	3,250	3,254

Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024
5.000% due 09/01/2049	1,100	1,152

Santa Clara Unified School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2052	1,260	1,311

Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024
4.125% due 06/01/2039	2,600	2,628

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022
0.000% due 08/01/2037 (b)	$1,290	$790

South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023
5.250% due 10/01/2048	1,825	1,945

Sweetwater Union High School District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2052	2,000	2,046

Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024
5.000% due 11/01/2049	1,345	1,399

Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022
5.500% due 08/01/2049	1,000	1,066

University of California Revenue Bonds, Series 2017
5.000% due 05/15/2042	2,655	2,701

West Covina Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2047	3,000	2,880

		185,181

MULTI-STATE 2.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,895	2,875

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.291% due 04/25/2042 ~	1,488	1,561

		4,436

OHIO 0.9%

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	2,000	1,821

TEXAS 0.6%

Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022
5.000% due 08/01/2042	1,160	1,218

Total Municipal Bonds & Notes (Cost $193,654)		192,656

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
3.710% (d)	273,745	$274

Total Short-Term Instruments (Cost $274)		274

Total Investments in Securities (Cost $193,928)		192,930

INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	572,742	5,578

Total Short-Term Instruments (Cost $5,578)		5,578

Total Investments in Affiliates (Cost $5,578)		5,578

Total Investments 99.9% (Cost $199,506)		$198,508

Other Assets and Liabilities, net 0.1%		173

Net Assets 100.0%		$198,681

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Security becomes interest bearing at a future date.

(d)	Coupon represents a 7-Day Yield.

12	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$185,181	$0	$185,181
Multi-State	0	4,436	0	4,436
Ohio	0	1,821	0	1,821
Texas	0	1,218	0	1,218
Short-Term Instruments
Mutual Funds	274	0	0	274

	$274	$192,656	$0	$192,930

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,578	$0	$0	$5,578

Total Investments	$5,852	$192,656	$0	$198,508

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.5%

MUNICIPAL BONDS & NOTES 98.4%

ALABAMA 2.9%

Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/01/2053	$500	$508

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	2,150	2,196

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,185	2,197

Sylacauga, Alabama General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 04/01/2049	1,000	922

		5,823

ARIZONA 2.2%

Arizona Board of Regents Revenue Bonds, Series 2026
5.000% due 08/01/2051	2,435	2,493

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020
5.000% due 07/01/2047	2,000	2,011

		4,504

CALIFORNIA 0.5%

California State General Obligation Bonds, (AMBAC Insured), Series 1997
5.125% due 10/01/2027	65	65

Modesto Elementary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2047	1,000	1,045

		1,110

COLORADO 2.4%

Board of Governors of Colorado State University System Revenue Bonds, Series 2023
5.000% due 03/01/2051	235	239

Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 11/01/2039	2,500	2,583

Northern Colorado Water Conservancy District Certificates Of Participation Bonds, Series 2022
5.250% due 07/01/2052	2,100	2,164

		4,986

DISTRICT OF COLUMBIA 1.7%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017
5.000% due 10/01/2042	3,475	3,508

FLORIDA 8.3%

Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022
5.250% due 08/01/2049	2,000	2,048

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015
5.000% due 10/01/2038	5,525	5,529

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2025
4.500% due 10/01/2051	3,000	2,892

Pinellas Park, Florida Revenue Bonds, Series 2022
5.000% due 09/01/2049	2,200	2,249

St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2048	2,000	2,040

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024
5.250% due 01/01/2049	$2,100	$2,224

		16,982

GEORGIA 1.9%

Bibb County, Georgia Development Authority Revenue Bonds, Series 2024
4.375% due 07/01/2054	1,000	950

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022
4.000% due 09/01/2052	2,000	2,020

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, (CNTY Insured), Series 2024
4.125% due 10/01/2049	1,000	925

		3,895

HAWAII 2.2%

Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011
4.950% due 04/01/2029	4,425	4,522

ILLINOIS 10.4%

Chicago Park District, Illinois General Obligation Bonds, Series 2024
5.000% due 01/01/2046	1,000	1,031

Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, Series 2022
4.000% due 12/01/2042	1,805	1,807

Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024
5.000% due 10/01/2049	1,495	1,513

DuPage County, Illinois School District No 13 Bloomingdale General Obligation Bonds, Series 2025
4.250% due 11/01/2049	1,645	1,520

Illinois Finance Authority Revenue Bonds, Series 2022
5.000% due 08/15/2047	1,775	1,795

Illinois State Toll Highway Authority Revenue Bonds, Series 2015
5.000% due 01/01/2040	1,805	1,805

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	2,200	2,206

Morgan County, Illinois School District No 117 Jacksonville General Obligation Bonds, (BAM Insured), Series 2026
5.250% due 01/01/2050	3,000	3,081

Rock Island & Mercer Counties Community Unit School District No 300, Illinois General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 12/01/2050	2,170	2,235

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	1,120	1,147
5.250% due 01/01/2048	2,000	2,023

Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024
4.500% due 01/01/2049	1,000	973

		21,136

KANSAS 1.0%

Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024
5.000% due 09/01/2049	2,000	2,018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 1.0%

Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024
5.000% due 11/01/2049	$2,000	$2,080

MAINE 2.6%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022
5.500% due 07/01/2050	5,000	5,229

MARYLAND 0.3%

Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005
5.000% due 07/01/2031	625	633

MASSACHUSETTS 2.0%

Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020
5.000% due 07/01/2050	3,000	3,037

Massachusetts Port Authority Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,046

		4,083

MICHIGAN 3.3%

Clarkston Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023
5.000% due 05/01/2047	2,500	2,585

Jackson Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2026
5.000% due 05/01/2047	500	523

Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024
5.000% due 05/01/2049	535	552

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,730	1,746

Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021
4.000% due 05/01/2050	750	672

Woodhaven-Brownstown School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2025
5.000% due 11/01/2051	525	539

		6,617

MISSOURI 6.9%

Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
4.500% due 04/15/2048	2,275	2,252

Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019
5.000% due 10/01/2044	2,225	2,278

Blue Springs, Missouri Revenue Bonds, Series 2022
5.000% due 08/01/2052	2,500	2,530

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2037	2,930	3,016

Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023
5.000% due 03/01/2049	2,000	2,057

Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022
5.500% due 04/01/2047	1,780	1,827

		13,960

14	MUNICIPAL VALUE FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 2.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	$2,895	$2,875
4.140% due 01/25/2040	2,915	2,892

		5,767

NEBRASKA 2.0%

Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 12/15/2048	2,925	3,054

Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023
4.500% due 12/15/2053	1,000	950

		4,004

NEW HAMPSHIRE 2.4%

New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023
5.250% due 12/01/2041	1,450	1,582

New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 07/01/2055	2,885	3,235

		4,817

NEW JERSEY 0.5%

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	1,000	1,025

NEW YORK 5.1%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2026
5.000% due 06/15/2037 (a)	1,500	1,725

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,500	2,509

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022
5.250% due 07/01/2052	1,000	1,022

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	5,000	5,101

		10,357

NORTH CAROLINA 2.2%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013
5.000% due 01/15/2039	4,450	4,460

OHIO 9.3%

Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023
5.000% due 08/01/2053	1,000	1,016

Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	1,000	1,017

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.500% due 01/01/2050	3,000	3,140

Coshocton County, Ohio General Obligation Bonds, Series 2023
5.000% due 12/01/2048	3,405	3,456

Lake County, Ohio General Obligation Bonds, Series 2024
5.000% due 12/01/2050	2,000	2,029

Oak Hills Local School District, Ohio General Obligation Bonds, Series 2026
5.125% due 11/01/2051	500	516

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	$500	$507
5.000% due 12/01/2053	2,465	2,483

Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024
5.000% due 12/01/2048	1,000	1,040

Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024
5.250% due 12/01/2049	2,640	2,710

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023
4.625% due 12/01/2052	1,000	910

		18,824

OREGON 0.5%

Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024
0.000% due 06/15/2044 (b)	2,500	1,041

PENNSYLVANIA 7.9%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,000	962

Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018
5.000% due 07/01/2043	3,200	3,260

Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2041	1,750	1,826

Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023
4.375% due 02/15/2049	2,000	1,878

Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, (CNTY Insured), Series 2022
4.000% due 05/01/2049	2,000	1,802

Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 05/15/2048	1,770	1,809

Middletown Area School District, Pennsylvania General Obligation Bonds,(BAM Insured), Series 2025
5.000% due 03/01/2045	1,000	1,032

Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 05/15/2049	1,000	1,021

Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024
5.000% due 06/01/2049	1,375	1,405

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2047	1,000	1,010

		16,005

TEXAS 10.6%

Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023
4.000% due 02/15/2047	1,000	922

Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.000% due 02/15/2049	2,000	1,765

Austin, Texas Airport System Revenue Bonds, Series 2022
5.250% due 11/15/2047	1,725	1,774

Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024
4.500% due 07/10/2046	1,500	1,462

Bexar County Texas Hospital District, General Obligation Bonds, Series 2023
5.000% due 02/15/2048	1,000	1,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brownsville, Texas General Obligation Bonds, Series 2018
5.000% due 02/15/2043	$1,000	$1,000

Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
4.500% due 10/01/2049	2,000	1,983

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 07/01/2052	2,500	2,527

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 08/15/2048	1,945	1,740

Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.125% due 05/15/2049	1,260	1,141

Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
4.000% due 02/15/2051	1,190	1,054

Port Neches-Groves Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2026
5.000% due 02/15/2049	1,110	1,145

Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023
4.250% due 08/15/2048	2,280	2,139

Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023
4.000% due 02/15/2048	2,000	1,810

		21,490

UTAH 1.2%

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2037	1,000	1,055

South Utah Valley Solid Waste District Revenue Bonds, Series 2022
5.000% due 04/15/2047	1,450	1,475

		2,530

VIRGINIA 1.4%

Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007
4.750% due 04/01/2038	2,775	2,782

WASHINGTON 2.9%

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998
4.750% due 02/01/2028	545	548

Port of Seattle, Washington Revenue Bonds, Series 2018
5.000% due 05/01/2043	4,000	4,021

Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023
5.000% due 12/01/2053	1,250	1,271

		5,840

Total Municipal Bonds & Notes (Cost $202,518)		200,028

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

Fidelity Investments Money Market Government Portfolio, Class I
3.710% (c)	255,852	256

Total Short-Term Instruments (Cost $256)		256

Total Investments in Securities (Cost $202,774)		200,284

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Schedule of Investments	PIMCO National Municipal Opportunistic Value Fund	(Cont.)	March 31, 2026

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.2%

SHORT-TERM INSTRUMENTS 1.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%

PIMCO Short-Term Floating NAV Portfolio III	254,401	$2,478

Total Short-Term Instruments (Cost $2,478)		2,478

Total Investments in Affiliates (Cost $2,478)		2,478

Total Investments 99.7% (Cost $205,252)		$202,762

Other Assets and Liabilities, net 0.3%		574

Net Assets 100.0%		$203,336

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,823	$0	$5,823
Arizona	0	4,504	0	4,504
California	0	1,110	0	1,110
Colorado	0	4,986	0	4,986
District of Columbia	0	3,508	0	3,508
Florida	0	16,982	0	16,982
Georgia	0	3,895	0	3,895
Hawaii	0	4,522	0	4,522
Illinois	0	21,136	0	21,136
Kansas	0	2,018	0	2,018
Louisiana	0	2,080	0	2,080
Maine	0	5,229	0	5,229
Maryland	0	633	0	633
Massachusetts	0	4,083	0	4,083
Michigan	0	6,617	0	6,617
Missouri	0	13,960	0	13,960
Multi-State	0	5,767	0	5,767
Nebraska	0	4,004	0	4,004
New Hampshire	0	4,817	0	4,817

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
New Jersey	$0	$1,025	$0	$1,025
New York	0	10,357	0	10,357
North Carolina	0	4,460	0	4,460
Ohio	0	18,824	0	18,824
Oregon	0	1,041	0	1,041
Pennsylvania	0	16,005	0	16,005
Texas	0	21,490	0	21,490
Utah	0	2,530	0	2,530
Virginia	0	2,782	0	2,782
Washington	0	5,840	0	5,840
Short-Term Instruments
Mutual Funds	256	0	0	256

	$256	$200,028	$0	$200,284

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,478	$0	$0	$2,478

Total Investments	$2,734	$200,028	$0	$202,762

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

16	MUNICIPAL VALUE FUNDS	See Accompanying Notes

Notes to Financial Statements	March 31, 2026

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Notes to Financial Statements	(Cont.)

(b) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Opportunistic Value Fund	Daily	Monthly

PIMCO National Municipal Opportunistic Value Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

18	MUNICIPAL VALUE FUNDS

March 31, 2026

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other

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Notes to Financial Statements	(Cont.)

things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options

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on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Municipal Opportunistic Value Fund	$17,166	$81,312	$(92,900)	$9	$(9)	$5,578	$214	$0
PIMCO National Municipal Opportunistic Value Fund	86	71,827	(69,433)	(1)	(1)	2,478	126	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

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6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Risks	PIMCO California Municipal Opportunistic Value Fund	PIMCO National Municipal Opportunistic Value Fund

Interest Rate	X	X

Call	X	X

Credit	X	X

Market	X	X

Issuer	X	X

Liquidity	X	X

Income	X	X

Extension	X	X

Prepayment	X	X

When-Issued Securities	X	X

Management	X	X

Municipal Instruments	X	X

California and Single State Municipal Securities	X	—

Single State Municipal Securities	—	X

Municipal Project-Specific	X	X

Floating Rate Securities	X	X

Tax-Exempt Status	X	X

Taxation	X	X

U.S. Treasury and Agency Securities	X	X

General Obligation Bond	X	X

AMT Bonds	X	X

Lease Revenue Bond	X	X

Revenue Bond	X	X

Zero Coupon Bond	X	X

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Notes to Financial Statements	(Cont.)

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Income Risk is the risk that when interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

When-Issued Securities Risk is the risk related to municipal securities issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. There is also the risk that the securities may not be issued or delivered as anticipated, or the transaction may not be completed. In addition, interest is not generally paid on when-issued securities until settlement.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Instruments Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal.

California and Single State Municipal Securities Risk is the risk that because the Fund invests primarily in California Municipal Bonds but may invest more than 25% of its net assets in municipal instruments the principal and interest payments of which are paid by obligors located in a single state, other than California, it is more exposed to the impact of legislative, tax, and political changes within those states than a fund that invests more widely.

Single State Municipal Securities Risk is the risk that because the Fund may invest a significant portion of its assets in municipal securities of a particular state, it may be more exposed to the impact of legislative, tax, and political changes within that state than a fund that invests more widely.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Floating Rate Securities Risk is the risk of investing in floating rate notes, which generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as Secured Overnight Financing Rate (“SOFR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk is the risk that reclassifications or legislative or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively, resulting in increased tax liability.

Taxation Risk is the risk that to the extent that a Fund invests in securities the income from which is not tax-exempt, a shareholder’s portion of income from such investments will be taxable for state and/ or federal income tax purposes. Although a Fund seeks to invest primarily in securities that are not subject to regular federal income tax and, for the PIMCO California Municipal Opportunistic Value Fund only, California state income tax, a Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

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U.S. Treasury and Agency Securities Risk is the risk of investing in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities, which may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

General Obligation Bond Risk is the risk of investing in general obligation bonds, which are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk is the risk of investing in lease revenue bonds and other municipal lease obligations, which may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk is the risk of investing in revenue bonds, which are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than a Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk is the risk of investing in zero coupon bonds, in which the market prices are more volatile than the market prices of securities that pay interest on a regular basis. This is especially true during periods of interest rate changes. Since a Fund will not receive cash payments earned on these securities on a current basis, a Fund may be required to make distributions from other sources, which may create tax liability for shareholders. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the

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Notes to Financial Statements	(Cont.)

U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

7. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for the Institutional Class, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to the Institutional Class):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee
PIMCO California Municipal Opportunistic Value Fund	0.37%	0.23%

PIMCO National Municipal Opportunistic Value Fund	0.37%	0.23%

26	MUNICIPAL VALUE FUNDS

March 31, 2026

(c) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit ; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

8. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 7, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

9. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Opportunistic Value Fund	$0	$0	$22,638	$57,356

PIMCO National Municipal Opportunistic Value Fund	0	0	13,063	81,261

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Municipal Opportunistic Value Fund
	03/31/2026		03/31/2025
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,717	$35,757	6,362	$62,552
Issued as reinvestment of distributions

Institutional Class	771	7,424	899	8,837
Cost of shares redeemed

Institutional Class	(9,489)	(91,079)	(8,939)	(87,688)

Net increase (decrease) resulting from Fund share transactions	(5,001)	$(47,898)	(1,678)	$(16,299)

	PIMCO National Municipal Opportunistic Value Fund
	03/31/2026		03/31/2025
	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	2,502	$24,153	4,173	$40,970
Issued as reinvestment of distributions

Institutional Class	887	8,554	1,075	10,557
Cost of shares redeemed

Institutional Class	(10,438)	(100,460)	(9,101)	(89,176)

Net increase (decrease) resulting from Fund share transactions	(7,049)	$(67,753)	(3,853)	$(37,649)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO California Municipal Opportunistic Value Fund	1	0	93%	0%

PIMCO National Municipal Opportunistic Value Fund	1	0	96%	0%

12. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

13. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

28	MUNICIPAL VALUE FUNDS

March 31, 2026

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO California Municipal Opportunistic Value Fund	$5	$0	$0	$(1,002)	$(3)	$(2,013)	$0	$0	$(3,013)

PIMCO National Municipal Opportunistic Value Fund	9	0	0	(2,494)	(2)	(2,357)	0	0	(4,844)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)	Adjusted for open wash sale loss deferrals.
(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Municipal Opportunistic Value Fund	$697	$1,316

PIMCO National Municipal Opportunistic Value Fund	109	2,248

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO California Municipal Opportunistic Value Fund	$199,510	$1,352	$(2,354)	$(1,002)

PIMCO National Municipal Opportunistic Value Fund	205,256	1,074	(3,568)	(2,494)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	Adjusted for open wash sale loss deferrals.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Notes to Financial Statements	(Cont.)	March 31, 2026

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026				March 31, 2025

	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO California Municipal Opportunistic Value Fund	$7,203	$256	$0	$0	$8,108	$729	$0	$0

PIMCO National Municipal Opportunistic Value Fund	8,317	257	0	0	10,087	480	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

30	MUNICIPAL VALUE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (two of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CNTY	County Guaranteed	NPFGC	National Public Finance Guarantee Corp.

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:

TBA	To-Be-Announced

32	MUNICIPAL VALUE FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO California Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0293	$0.0000	$0.0000	$0.0293

November 2025	$0.0258	$0.0000	$0.0000	$0.0258

December 2025	$0.0283	$0.0000	$0.0000	$0.0283

January 2026	$0.0276	$0.0000	$0.0000	$0.0276

February 2026	$0.0279	$0.0000	$0.0000	$0.0279

March 2026	$0.0269	$0.0000	$0.0000	$0.0269

PIMCO National Municipal Opportunistic Value Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0317	$0.0000	$0.0000	$0.0317

November 2025	$0.0279	$0.0000	$0.0000	$0.0279

December 2025	$0.0309	$0.0000	$0.0000	$0.0309

January 2026	$0.0300	$0.0000	$0.0000	$0.0300

February 2026	$0.0304	$0.0000	$0.0000	$0.0304

March 2026	$0.0295	$0.0000	$0.0000	$0.0295

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO California Municipal Opportunistic Value Fund	0.00%	0.00%	$7,459	$0

PIMCO National Municipal Opportunistic Value Fund	0.00%	0.00%	8,574	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

34	MUNICIPAL VALUE FUNDS

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

36	MUNICIPAL VALUE FUNDS

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSMUNIVALFSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

International Bond Funds

PIMCO Emerging Markets Bond Fund

PIMCO Emerging Markets Corporate Bond Fund

PIMCO Emerging Markets Currency and Short-Term Investments Fund

PIMCO Emerging Markets Full Spectrum Bond Fund

PIMCO Emerging Markets Local Currency and Bond Fund

PIMCO Global Advantage® Strategy Bond Fund

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

PIMCO International Bond Fund (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage® Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (each, a “Fund” and collectively, the “Funds”).

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest its assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held. The cost of investing in the PIMCO Emerging Markets Full Spectrum Bond Fund will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The value of equity securities, such as common stocks and preferred securities, has historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

2	PIMCO INTERNATIONAL BOND FUNDS

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

A Fund may have investments in securities and instruments that are economically tied to Russia. Investments in Russia are subject to various risks such as, but not limited to political, economic, legal, market and currency risks. The risks include uncertain political and economic policies, short-term market volatility, poor accounting standards, corruption and crime, an inadequate regulatory system, regional armed conflict and unpredictable taxation. Investments in Russia are particularly subject to the risk that further economic sanctions, export and import controls and other similar measures may be imposed by the United States and/or other countries. Other similar measures may include, but are not limited to, banning or expanding bans on Russia or certain persons or entities associated with Russia from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing Russian assets or those of particular countries, entities or persons with ties to Russia (e.g. Belarus). Such sanctions and other similar measures — which may impact companies in many sectors, including energy, financial services, technology, accounting, quantum computing, shipping, aviation, metals and mining, and defense, among others — and Russia’s countermeasures may negatively impact a Fund’s performance and/or ability to achieve its investment objective. For example, certain investments may be prohibited and/or existing investments may become illiquid (e.g., in the event that transacting in certain existing investments is prohibited, securities markets close, or market participants cease transacting in certain investments in light of geopolitical events, sanctions or related considerations), which could render any such securities held by a Fund unmarketable for an indefinite period of time and/or cause the Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In addition, such sanctions or other similar measures, and the Russian government’s response, could result in a downgrade of Russia’s credit rating or of securities of issuers located in or economically tied to Russia, devaluation of Russia’s currency and/or increased volatility with respect to Russian securities and the ruble. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks, espionage or other asymmetric measures) or resulting actual or threatened responses to such activity may impact Russia’s economy and Russian and other issuers of securities in which a Fund is invested. Such resulting actual or threatened responses may include, but are not limited to, purchasing and financing restrictions, withdrawal of financial intermediaries, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs export and import

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Funds	(Cont.)

controls, or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of Fund investments. Sanctions and other similar measures have resulted in defaults on debt obligations by certain corporate issuers and the Russian Federation that could lead to cross-defaults or cross-accelerations on other obligations of these issuers. The Russian securities market is characterized by limited volume of trading, resulting in difficulty in obtaining accurate prices and trading. These issues can be magnified as a result of sanctions and other similar measures that may be imposed and the Russian government’s response. The Russian securities market, as compared to U.S. markets, has significant price volatility, less liquidity, a smaller market capitalization and a smaller number of traded securities. There may be little publicly available information about issuers. Settlement, clearing and registration of securities transactions are subject to risks. Prior to the implementation of the National Settlement Depository (“NSD”), a recognized central securities depository, there was no central registration system for equity share registration in Russia, and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Title to Russian equities held through the NSD is now based on the records of the NSD and not the registrars. Although the implementation of the NSD has enhanced the efficiency and transparency of the Russian securities market, issues resulting in loss can still occur. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. Ownership of securities issued by Russian companies that are not held through depositories such as the NSD may be recorded by companies themselves and by registrars. In such cases, the risk is increased that a Fund could lose ownership rights through fraud, negligence or oversight. While applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. In addition, sanctions or Russian countermeasures may prohibit or limit a Fund’s ability to participate in corporate actions, and therefore require the Fund to forego voting on or receiving funds that would otherwise be beneficial to the Fund. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. Russian securities laws may not recognize foreign nominee accounts held with a custodian bank, and therefore the custodian may be considered the ultimate owner of securities they hold for their clients. Adverse currency exchange rates are a risk and there may be a lack of available currency hedging instruments. Investments in Russia may be subject to the risk of nationalization or expropriation of assets. Oil, natural gas, metals, minerals, and timber account for a significant portion of Russia’s exports, leaving the country vulnerable to swings in world prices, and to sanctions or other actions that may be directed at the Russian economy as a whole or at Russian oil, natural gas, metals, minerals or timber industries.

Russia has attempted, and may attempt in the future, to assert its influence in the region through economic or military measures. For example, in February 2022, Russia launched a large-scale invasion of Ukraine. Such measures may have an adverse effect on the Russian economy, which may, in turn, negatively impact a Fund. Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In addition, there is the risk that the Russian government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls may prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

4	PIMCO INTERNATIONAL BOND FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Emerging Markets Bond Fund	07/31/97	07/31/97	04/30/08	04/27/18	—	07/31/97	07/31/97	Diversified
PIMCO Emerging Markets Corporate Bond Fund	07/01/09	07/01/09	—	—	—	—	—	Diversified
PIMCO Emerging Markets Currency and Short-Term Investments Fund	05/31/05	05/31/05	04/30/08	—	—	05/31/05	—	Diversified
PIMCO Emerging Markets Full Spectrum Bond Fund	02/25/13	02/25/13	—	—	—	—	—	Diversified
PIMCO Emerging Markets Local Currency and Bond Fund	12/29/06	12/29/06	05/30/08	04/27/18	—	07/31/07	07/31/07	Non-diversified
PIMCO Global Advantage® Strategy Bond Fund	02/05/09	02/05/09	—	—	—	02/05/09	—	Diversified
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	10/02/95	02/25/98	04/30/08	—	—	10/02/95	10/02/95	Non-diversified
PIMCO International Bond Fund (Unhedged)	04/30/04	04/30/04	04/30/08	04/27/18	02/28/06	07/30/04	07/30/04	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Funds or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Important Information About the Funds	(Cont.)

calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

6	PIMCO INTERNATIONAL BOND FUNDS

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Bond Fund
Institutional Class

03/31/2026	$8.52	$0.59	$0.34	$0.93	$(0.59)	$0.00	$0.00	$(0.59)

03/31/2025	8.45	0.61	0.07	0.68	(0.61)	0.00	0.00	(0.61)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.43	(1.06)	(0.63)	(0.62)	0.00	0.00	(0.62)

03/31/2022	10.27	0.42	(0.96)	(0.54)	(0.44)	0.00	0.00	(0.44)
I-2

03/31/2026	8.52	0.58	0.34	0.92	(0.58)	0.00	0.00	(0.58)

03/31/2025	8.45	0.59	0.08	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.42	0.91	(0.44)	0.00	(0.06)	(0.50)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.96)	(0.55)	(0.43)	0.00	0.00	(0.43)
I-3

03/31/2026	8.52	0.58	0.34	0.92	(0.58)	0.00	0.00	(0.58)

03/31/2025	8.45	0.60	0.07	0.67	(0.60)	0.00	0.00	(0.60)

03/31/2024	8.04	0.49	0.41	0.90	(0.43)	0.00	(0.06)	(0.49)

03/31/2023	9.29	0.42	(1.06)	(0.64)	(0.61)	0.00	0.00	(0.61)

03/31/2022	10.27	0.41	(0.97)	(0.56)	(0.42)	0.00	0.00	(0.42)
Class A

03/31/2026	8.52	0.56	0.34	0.90	(0.56)	0.00	0.00	(0.56)

03/31/2025	8.45	0.58	0.07	0.65	(0.58)	0.00	0.00	(0.58)

03/31/2024	8.04	0.47	0.41	0.88	(0.41)	0.00	(0.06)	(0.47)

03/31/2023	9.29	0.40	(1.06)	(0.66)	(0.59)	0.00	0.00	(0.59)

03/31/2022	10.27	0.39	(0.97)	(0.58)	(0.40)	0.00	0.00	(0.40)
Class C

03/31/2026	8.52	0.49	0.34	0.83	(0.49)	0.00	0.00	(0.49)

03/31/2025	8.45	0.52	0.07	0.59	(0.52)	0.00	0.00	(0.52)

03/31/2024	8.04	0.41	0.41	0.82	(0.35)	0.00	(0.06)	(0.41)

03/31/2023	9.29	0.33	(1.05)	(0.72)	(0.53)	0.00	0.00	(0.53)

03/31/2022	10.27	0.31	(0.97)	(0.66)	(0.32)	0.00	0.00	(0.32)

PIMCO Emerging Markets Corporate Bond Fund
Institutional Class

03/31/2026	$9.18	$0.58	$(0.09)	$0.49	$(0.59)	$0.00	$0.00	$(0.59)

03/31/2025	9.02	0.50	0.17	0.67	(0.51)	0.00	0.00	(0.51)

03/31/2024	8.91	0.43	0.13	0.56	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.42	0.35	(0.49)	(0.14)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.83	0.36	(1.41)	(1.05)	(0.36)	0.00	0.00	(0.36)

PIMCO Emerging Markets Currency and Short-Term Investments Fund
Institutional Class

03/31/2026	$7.19	$0.61	$0.37	$0.98	$(0.62)	$0.00	$0.00	$(0.62)

03/31/2025	7.38	0.49	(0.17)	0.32	(0.51)	0.00	0.00	(0.51)

03/31/2024	7.51	0.49	(0.10)	0.39	(0.35)	0.00	(0.17)	(0.52)

03/31/2023	7.68	0.26	(0.16)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.33)	(0.11)	(0.12)	0.00	0.00	(0.12)
I-2

03/31/2026	7.19	0.61	0.36	0.97	(0.61)	0.00	0.00	(0.61)

03/31/2025	7.38	0.48	(0.16)	0.32	(0.51)	0.00	0.00	(0.51)

03/31/2024	7.51	0.48	(0.10)	0.38	(0.34)	0.00	(0.17)	(0.51)

03/31/2023	7.68	0.28	(0.18)	0.10	(0.08)	0.00	(0.19)	(0.27)

03/31/2022	7.91	0.22	(0.34)	(0.12)	(0.11)	0.00	0.00	(0.11)
Class A

03/31/2026	7.19	0.59	0.36	0.95	(0.59)	0.00	0.00	(0.59)

03/31/2025	7.38	0.46	(0.17)	0.29	(0.48)	0.00	0.00	(0.48)

03/31/2024	7.51	0.46	(0.10)	0.36	(0.32)	0.00	(0.17)	(0.49)

03/31/2023	7.68	0.24	(0.17)	0.07	(0.05)	0.00	(0.19)	(0.24)

03/31/2022	7.91	0.19	(0.33)	(0.14)	(0.09)	0.00	0.00	(0.09)

8	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.86	11.11%	$1,484,938	0.99%	0.99%	0.83%	0.83%	6.65%	47%

8.52	8.32	1,114,520	1.19	1.19	0.83	0.83	7.18	67

8.45	11.84	882,087	1.30	1.30	0.83	0.83	6.19	55

8.04	(6.59)	2,049,059	0.93	0.93	0.83	0.83	5.17	54

9.29	(5.58)	2,761,793	0.84	0.84	0.83	0.83	4.15	40

8.86	11.01	1,390,968	1.09	1.09	0.93	0.93	6.49	47

8.52	8.22	399,849	1.29	1.29	0.93	0.93	6.92	67

8.45	11.74	479,591	1.40	1.40	0.93	0.93	6.13	55

8.04	(6.68)	620,957	1.03	1.03	0.93	0.93	5.07	54

9.29	(5.67)	726,918	0.94	0.94	0.93	0.93	4.02	40

8.86	10.95	29,361	1.14	1.19	0.98	1.03	6.50	47

8.52	8.16	18,973	1.34	1.39	0.98	1.03	7.04	67

8.45	11.68	15,903	1.45	1.50	0.98	1.03	6.09	55

8.04	(6.72)	13,501	1.08	1.13	0.98	1.03	5.07	54

9.29	(5.72)	10,400	0.99	1.04	0.98	1.03	3.97	40

8.86	10.71	155,523	1.36	1.36	1.20	1.20	6.30	47

8.52	7.93	138,313	1.56	1.56	1.20	1.20	6.81	67

8.45	11.44	129,044	1.67	1.67	1.20	1.20	5.87	55

8.04	(6.94)	135,285	1.30	1.30	1.20	1.20	4.79	54

9.29	(5.93)	176,188	1.21	1.21	1.20	1.20	3.75	40

8.86	9.89	6,785	2.11	2.11	1.95	1.95	5.54	47

8.52	7.13	5,678	2.31	2.31	1.95	1.95	6.06	67

8.45	10.62	4,705	2.42	2.42	1.95	1.95	5.12	55

8.04	(7.64)	5,356	2.05	2.05	1.95	1.95	4.02	54

9.29	(6.63)	7,851	1.96	1.96	1.95	1.95	2.99	40

$9.08	5.45%	$59,655	0.94%	0.94%	0.85%	0.85%	6.23%	166%

9.18	7.66	64,466	1.05 (f)	1.05 (f)	0.87 (f)	0.87 (f)	5.47	96

9.02	6.49	98,427	0.98	0.98	0.90	0.90	4.92	89

8.91	(1.38)	94,702	0.91	0.91	0.90	0.90	3.97	50

9.42	(10.00)	116,909	0.90	0.90	0.90	0.90	3.39	39

$7.55	13.91%	$611,867	0.98%	0.98%	0.85%	0.85%	8.08%	124%

7.19	4.55	572,584	1.00	1.00	0.85	0.85	6.74	168

7.38	5.40	483,502	1.09	1.09	0.85	0.85	6.64	254

7.51	1.49	539,858	1.02	1.02	0.85	0.85	3.54	96

7.68	(1.40)	595,946	0.86	0.86	0.85	0.85	2.82	57

7.55	13.80	8,344	1.08	1.08	0.95	0.95	7.99	124

7.19	4.44	6,735	1.10	1.10	0.95	0.95	6.65	168

7.38	5.29	7,024	1.19	1.19	0.95	0.95	6.53	254

7.51	1.39	9,080	1.12	1.12	0.95	0.95	3.75	96

7.68	(1.50)	5,385	0.96	0.96	0.95	0.95	2.72	57

7.55	13.46	9,283	1.38	1.38	1.25	1.25	7.78	124

7.19	4.13	6,841	1.40	1.40	1.25	1.25	6.33	168

7.38	4.98	7,554	1.49	1.49	1.25	1.25	6.23	254

7.51	1.09	9,443	1.42	1.42	1.25	1.25	3.31	96

7.68	(1.80)	7,690	1.26	1.26	1.25	1.25	2.40	57

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Emerging Markets Full Spectrum Bond Fund
Institutional Class

03/31/2026	$6.11	$0.45	$0.27	$0.72	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2025	6.13	0.36	0.03	0.39	(0.35)	0.00	(0.06)	(0.41)

03/31/2024	6.00	0.35	0.13	0.48	(0.29)	0.00	(0.06)	(0.35)

03/31/2023	6.35	0.27	(0.32)	(0.05)	(0.27)	0.00	(0.03)	(0.30)

03/31/2022	7.18	0.28	(0.82)	(0.54)	(0.29)	0.00	0.00	(0.29)

PIMCO Emerging Markets Local Currency and Bond Fund
Institutional Class

03/31/2026	$5.75	$0.45	$0.36	$0.81	$(0.44)	$0.00	$0.00	$(0.44)

03/31/2025	5.87	0.42	(0.12)	0.30	(0.30)	0.00	(0.12)	(0.42)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.06)	0.21	(0.14)	0.00	(0.11)	(0.25)

03/31/2022	6.43	0.26	(0.62)	(0.36)	(0.30)	0.00	0.00	(0.30)
I-2

03/31/2026	5.75	0.45	0.35	0.80	(0.43)	0.00	0.00	(0.43)

03/31/2025	5.87	0.41	(0.12)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.13	0.46	(0.13)	0.00	(0.19)	(0.32)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)
I-3

03/31/2026	5.75	0.44	0.36	0.80	(0.43)	0.00	0.00	(0.43)

03/31/2025	5.87	0.42	(0.13)	0.29	(0.29)	0.00	(0.12)	(0.41)

03/31/2024	5.73	0.33	0.12	0.45	(0.12)	0.00	(0.19)	(0.31)

03/31/2023	5.77	0.27	(0.07)	0.20	(0.13)	0.00	(0.11)	(0.24)

03/31/2022	6.43	0.26	(0.63)	(0.37)	(0.29)	0.00	0.00	(0.29)
Class A

03/31/2026	5.75	0.43	0.36	0.79	(0.42)	0.00	0.00	(0.42)

03/31/2025	5.87	0.40	(0.13)	0.27	(0.27)	0.00	(0.12)	(0.39)

03/31/2024	5.73	0.31	0.13	0.44	(0.11)	0.00	(0.19)	(0.30)

03/31/2023	5.77	0.25	(0.06)	0.19	(0.12)	0.00	(0.11)	(0.23)

03/31/2022	6.43	0.24	(0.63)	(0.39)	(0.27)	0.00	0.00	(0.27)
Class C

03/31/2026	5.75	0.38	0.36	0.74	(0.37)	0.00	0.00	(0.37)

03/31/2025	5.87	0.35	(0.12)	0.23	(0.23)	0.00	(0.12)	(0.35)

03/31/2024	5.73	0.27	0.13	0.40	(0.07)	0.00	(0.19)	(0.26)

03/31/2023	5.77	0.21	(0.06)	0.15	(0.08)	0.00	(0.11)	(0.19)

03/31/2022	6.43	0.20	(0.64)	(0.44)	(0.22)	0.00	0.00	(0.22)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class

03/31/2026	$10.16	$0.44	$0.08	$0.52	$(0.35)	$0.00	$(0.10)	$(0.45)

03/31/2025	10.09	0.40	0.09	0.49	(0.42)	0.00	0.00	(0.42)

03/31/2024	9.84	0.32	0.24	0.56	(0.15)	0.00	(0.16)	(0.31)

03/31/2023	10.75	0.37	(0.80)	(0.43)	(0.35)	(0.13)	0.00	(0.48)

03/31/2022	11.45	0.34	(0.64)	(0.30)	(0.40)	0.00	0.00	(0.40)
Class A

03/31/2026	10.16	0.40	0.08	0.48	(0.31)	0.00	(0.10)	(0.41)

03/31/2025	10.09	0.36	0.09	0.45	(0.38)	0.00	0.00	(0.38)

03/31/2024	9.84	0.29	0.23	0.52	(0.11)	0.00	(0.16)	(0.27)

03/31/2023	10.75	0.32	(0.79)	(0.47)	(0.31)	(0.13)	0.00	(0.44)

03/31/2022	11.45	0.30	(0.64)	(0.34)	(0.36)	0.00	0.00	(0.36)

10	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.38	12.00%	$214,487	0.14	%(g)	0.93	%(g)	0.11	%(g)	0.90	%(g)	7.02%	108%

6.11	6.62	184,367	0.10		0.94		0.10		0.94		5.94	66

6.13	8.28	266,000	0.16		0.95		0.15		0.94		5.78	51

6.00	(0.52)	277,099	0.16		0.94		0.16		0.94		4.52	12

6.35	(7.88)	267,820	0.14		0.94		0.14		0.94		4.01	29

$6.12	14.23%	$2,293,862	1.32%		1.32%		0.90%		0.90%		7.30%	123%

5.75	5.28	1,204,540	1.60		1.60		0.90		0.90		7.24	212

5.87	8.31	1,246,885	2.02		2.02		0.90		0.90		5.76	135

5.73	3.98	1,520,545	1.46		1.46		0.90		0.90		4.89	135

5.77	(5.96)	2,312,938	1.22		1.22		0.90		0.90		4.12	108

6.12	14.12	389,304	1.42		1.42		1.00		1.00		7.20	123

5.75	5.18	142,213	1.70		1.70		1.00		1.00		7.16	212

5.87	8.21	127,371	2.12		2.12		1.00		1.00		5.68	135

5.73	3.88	99,934	1.62	(h)	1.62	(h)	1.00	(h)	1.00	(h)	4.91	135

5.77	(6.05)	96,034	1.32		1.32		1.00		1.00		4.14	108

6.12	14.06	28,222	1.47		1.52		1.05		1.10		7.12	123

5.75	5.12	26,026	1.75		1.80		1.05		1.10		7.20	212

5.87	8.15	9,643	2.17		2.22		1.05		1.10		5.64	135

5.73	3.83	6,377	1.69	(h)	1.74	(h)	1.05	(h)	1.10	(h)	4.88	135

5.77	(6.10)	6,714	1.37		1.42		1.05		1.10		4.13	108

6.12	13.78	50,506	1.72		1.72		1.30		1.30		6.90	123

5.75	4.86	28,327	2.00		2.00		1.30		1.30		6.85	212

5.87	7.88	31,977	2.42		2.42		1.30		1.30		5.37	135

5.73	3.57	33,073	1.91	(h)	1.91	(h)	1.30	(h)	1.30	(h)	4.58	135

5.77	(6.33)	36,384	1.62		1.62		1.30		1.30		3.85	108

6.12	12.94	8,639	2.47		2.47		2.05		2.05		6.16	123

5.75	4.08	3,408	2.75		2.75		2.05		2.05		6.12	212

5.87	7.09	2,612	3.17		3.17		2.05		2.05		4.63	135

5.73	2.79	2,128	2.67	(h)	2.67	(h)	2.05	(h)	2.05	(h)	3.85	135

5.77	(7.04)	2,258	2.37		2.37		2.05		2.05		3.13	108

$10.23	5.13%	$160,406	0.75%		0.75%		0.65%		0.65%		4.27%	622%

10.16	4.94	206,838	0.99		0.99		0.65		0.65		3.99	629

10.09	5.83	297,415	0.83		0.83		0.65		0.65		3.30	633

9.84	(3.96)	264,101	0.76		0.76		0.65		0.65		3.68	362

10.75	(2.73)	307,695	0.67		0.67		0.65		0.65		3.00	291

10.23	4.71	28,907	1.15		1.15		1.05		1.05		3.89	622

10.16	4.52	19,367	1.39		1.39		1.05		1.05		3.58	629

10.09	5.41	18,459	1.23		1.23		1.05		1.05		2.92	633

9.84	(4.35)	20,489	1.16		1.16		1.05		1.05		3.23	362

10.75	(3.11)	10,944	1.07		1.07		1.05		1.05		2.60	291

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class

03/31/2026	$9.66	$0.40	$0.03	$0.43	$(0.55)	$0.00	$0.00	$(0.55)

03/31/2025	9.52	0.39	0.22	0.61	(0.47)	0.00	0.00	(0.47)

03/31/2024	9.23	0.29	0.26	0.55	(0.26)	0.00	0.00	(0.26)

03/31/2023	10.11	0.21	(0.34)	(0.13)	(0.21)	(0.54)	0.00	(0.75)

03/31/2022	10.68	0.21	(0.48)	(0.27)	(0.14)	(0.16)	0.00	(0.30)
I-2

03/31/2026	9.66	0.40	0.02	0.42	(0.54)	0.00	0.00	(0.54)

03/31/2025	9.52	0.38	0.22	0.60	(0.46)	0.00	0.00	(0.46)

03/31/2024	9.23	0.28	0.26	0.54	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.11	0.20	(0.34)	(0.14)	(0.20)	(0.54)	0.00	(0.74)

03/31/2022	10.68	0.20	(0.48)	(0.28)	(0.13)	(0.16)	0.00	(0.29)
Class A

03/31/2026	9.66	0.37	0.02	0.39	(0.51)	0.00	0.00	(0.51)

03/31/2025	9.52	0.36	0.21	0.57	(0.43)	0.00	0.00	(0.43)

03/31/2024	9.23	0.26	0.26	0.52	(0.23)	0.00	0.00	(0.23)

03/31/2023	10.11	0.18	(0.35)	(0.17)	(0.17)	(0.54)	0.00	(0.71)

03/31/2022	10.68	0.18	(0.48)	(0.30)	(0.11)	(0.16)	0.00	(0.27)
Class C

03/31/2026	9.66	0.30	0.02	0.32	(0.44)	0.00	0.00	(0.44)

03/31/2025	9.52	0.29	0.21	0.50	(0.36)	0.00	0.00	(0.36)

03/31/2024	9.23	0.19	0.26	0.45	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.11	0.10	(0.34)	(0.24)	(0.10)	(0.54)	0.00	(0.64)

03/31/2022	10.68	0.10	(0.48)	(0.38)	(0.03)	(0.16)	0.00	(0.19)

PIMCO International Bond Fund (Unhedged)
Institutional Class

03/31/2026	$7.53	$0.29	$0.03	$0.32	$(0.31)	$0.00	$0.00	$(0.31)

03/31/2025	7.55	0.29	0.01	0.30	(0.32)	0.00	0.00	(0.32)

03/31/2024	7.69	0.21	(0.10)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.15)	(0.98)	(0.01)	(0.09)	(0.18)	(0.28)

03/31/2022	10.19	0.19	(1.04)	(0.85)	(0.23)	(0.16)	0.00	(0.39)
I-2

03/31/2026	7.53	0.29	0.03	0.32	(0.31)	0.00	0.00	(0.31)

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.09)	0.11	0.00	0.00	(0.25)	(0.25)

03/31/2023	8.95	0.17	(1.16)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.18	(1.04)	(0.86)	(0.22)	(0.16)	0.00	(0.38)
I-3

03/31/2026	7.53	0.28	0.03	0.31	(0.30)	0.00	0.00	(0.30)

03/31/2025	7.55	0.28	0.01	0.29	(0.31)	0.00	0.00	(0.31)

03/31/2024	7.69	0.20	(0.10)	0.10	0.00	0.00	(0.24)	(0.24)

03/31/2023	8.95	0.16	(1.15)	(0.99)	0.00	(0.09)	(0.18)	(0.27)

03/31/2022	10.19	0.17	(1.03)	(0.86)	(0.22)	(0.16)	0.00	(0.38)
Administrative Class

03/31/2026	7.53	0.28	0.02	0.30	(0.29)	0.00	0.00	(0.29)

03/31/2025	7.55	0.27	0.01	0.28	(0.30)	0.00	0.00	(0.30)

03/31/2024	7.69	0.20	(0.11)	0.09	0.00	0.00	(0.23)	(0.23)

03/31/2023	8.95	0.16	(1.16)	(1.00)	0.01	(0.09)	(0.18)	(0.26)

03/31/2022	10.19	0.16	(1.03)	(0.87)	(0.21)	(0.16)	0.00	(0.37)
Class A

03/31/2026	7.53	0.26	0.03	0.29	(0.28)	0.00	0.00	(0.28)

03/31/2025	7.55	0.26	0.01	0.27	(0.29)	0.00	0.00	(0.29)

03/31/2024	7.69	0.18	(0.10)	0.08	0.00	0.00	(0.22)	(0.22)

03/31/2023	8.95	0.14	(1.15)	(1.01)	0.02	(0.09)	(0.18)	(0.25)

03/31/2022	10.19	0.15	(1.04)	(0.89)	(0.19)	(0.16)	0.00	(0.35)

12	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.54	4.44%	$1,459,474	0.59%	0.59%	0.55%	0.55%	4.12%	717%

9.66	6.55	1,326,028	0.61	0.61	0.55	0.55	4.07	776

9.52	6.05	949,129	0.71	0.71	0.55	0.55	3.13	759

9.23	(1.18)	789,541	0.61	0.61	0.55	0.55	2.17	595

10.11	(2.58)	776,785	0.56	0.56	0.55	0.55	2.03	376

9.54	4.33	299,964	0.69	0.69	0.65	0.65	4.05	717

9.66	6.45	84,751	0.71	0.71	0.65	0.65	3.97	776

9.52	5.94	65,611	0.81	0.81	0.65	0.65	3.03	759

9.23	(1.28)	72,493	0.71	0.71	0.65	0.65	2.12	595

10.11	(2.68)	51,160	0.66	0.66	0.65	0.65	1.93	376

9.54	4.07	72,478	0.94	0.94	0.90	0.90	3.76	717

9.66	6.18	74,517	0.96	0.96	0.90	0.90	3.74	776

9.52	5.68	70,890	1.06	1.06	0.90	0.90	2.78	759

9.23	(1.53)	54,818	0.96	0.96	0.90	0.90	1.86	595

10.11	(2.92)	43,356	0.91	0.91	0.90	0.90	1.68	376

9.54	3.30	5,193	1.69	1.69	1.65	1.65	3.03	717

9.66	5.39	3,533	1.71	1.71	1.65	1.65	2.99	776

9.52	4.90	3,745	1.81	1.81	1.65	1.65	2.03	759

9.23	(2.27)	3,326	1.71	1.71	1.65	1.65	1.04	595

10.11	(3.65)	4,459	1.66	1.66	1.65	1.65	0.93	376

$7.54	4.22%	$717,505	0.58%	0.58%	0.50%	0.50%	3.75%	520%

7.53	4.10	415,738	0.71	0.71	0.50	0.50	3.88	646

7.55	1.56	453,541	0.77	0.77	0.50	0.50	2.88	641

7.69	(10.93)	489,313	0.66	0.66	0.50	0.50	2.23	401

8.95	(8.56)	826,088	0.51	0.51	0.50	0.50	1.87	320

7.54	4.11	305,221	0.68	0.68	0.60	0.60	3.65	520

7.53	3.99	123,784	0.81	0.81	0.60	0.60	3.78	646

7.55	1.46	213,572	0.87	0.87	0.60	0.60	2.76	641

7.69	(11.02)	237,941	0.76	0.76	0.60	0.60	2.13	401

8.95	(8.65)	264,179	0.61	0.61	0.60	0.60	1.78	320

7.54	4.06	36,374	0.73	0.78	0.65	0.70	3.61	520

7.53	3.94	33,843	0.86	0.91	0.65	0.70	3.73	646

7.55	1.41	58,383	0.92	0.97	0.65	0.70	2.71	641

7.69	(11.07)	111,088	0.81	0.86	0.65	0.70	2.08	401

8.95	(8.70)	139,321	0.66	0.71	0.65	0.70	1.72	320

7.54	3.95	13,607	0.83	0.83	0.75	0.75	3.52	520

7.53	3.84	15,779	0.96	0.96	0.75	0.75	3.64	646

7.55	1.31	9,907	1.02	1.02	0.75	0.75	2.63	641

7.69	(11.16)	18,982	0.91	0.91	0.75	0.75	1.99	401

8.95	(8.79)	25,434	0.76	0.76	0.75	0.75	1.61	320

7.54	3.80	114,703	0.98	0.98	0.90	0.90	3.36	520

7.53	3.68	91,892	1.11	1.11	0.90	0.90	3.48	646

7.55	1.16	94,676	1.17	1.17	0.90	0.90	2.46	641

7.69	(11.29)	91,394	1.06	1.06	0.90	0.90	1.83	401

8.95	(8.93)	117,997	0.91	0.91	0.90	0.90	1.46	320

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO International Bond Fund (Unhedged) (Cont.)
Class C

03/31/2026	$7.53	$0.20	$0.03	$0.23	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2025	7.55	0.20	0.02	0.22	(0.24)	0.00	0.00	(0.24)

03/31/2024	7.69	0.13	(0.10)	0.03	0.00	0.00	(0.17)	(0.17)

03/31/2023	8.95	0.08	(1.15)	(1.07)	0.08	(0.09)	(0.18)	(0.19)

03/31/2022	10.19	0.07	(1.03)	(0.96)	(0.12)	(0.16)	0.00	(0.28)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Funds’ prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Effective September 3, 2024, the Fund’s investment advisory fee was decreased by 0.05% to an annual rate of 0.45%.
(g)	Effective October 1, 2025, the Fund’s investment advisory fee was decreased by 0.09% to an annual rate of 0.45%.
(h)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses, in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

14	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$7.54	3.03%	$2,222	1.73%	1.73%	1.65%	1.65%	2.62%	520%

7.53	2.91	1,921	1.86	1.86	1.65	1.65	2.73	646

7.55	0.41	2,691	1.92	1.92	1.65	1.65	1.72	641

7.69	(11.96)	2,902	1.81	1.81	1.65	1.65	1.08	401

8.95	(9.61)	4,022	1.66	1.66	1.65	1.65	0.72	320

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Assets:

Investments, at value
Investments in securities*	$3,157,718	$56,889	$619,509	$84,611
Investments in Affiliates	118,900	3,234	74,004	148,796
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,545	55	1,623	485
Over the counter	19,559	573	26,352	2,586
Cash	1	0	0	0
Deposits with counterparty	27,258	652	9,001	3,179
Foreign currency, at value	9,555	220	5,607	836
Receivable for investments sold	24,574	530	23,697	205
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for TBA investments sold	41,520	0	0	11,874
Receivable for Fund shares sold	3,225	32	92	165
Interest and/or dividends receivable	47,075	824	7,025	2,122
Dividends receivable from Affiliates	416	10	212	794
Reimbursement receivable from PIMCO	1	0	0	104
Other assets	15	0	7	4
Total Assets	3,453,362	63,019	767,129	255,761

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$170,546	$723	$69,048	$3,996
Payable for short sales	65,656	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,621	35	2,722	478
Over the counter	17,493	147	39,184	3,559
Payable for investments purchased	31,068	1,700	3,324	12,287
Payable for investments in Affiliates purchased	430	10	16,519	823
Payable for investments purchased on a delayed-delivery basis	153	621	2,861	0
Payable for TBA investments purchased	67,790	0	0	18,705
Payable for unfunded loan commitments	0	0	0	0
Deposits from counterparty	12,699	0	2,581	925
Payable for Fund shares redeemed	12,237	9	178	266
Distributions payable	2,412	3	22	4
Overdraft due to custodian	0	66	545	0
Accrued investment advisory fees	1,149	22	235	76
Accrued supervisory and administrative fees	1,107	20	211	67
Accrued distribution fees	4	0	0	0
Accrued servicing fees	33	0	2	0
Accrued taxes payable	0	0	0	0
Foreign capital gains tax payable	389	8	200	88
Other liabilities	0	0	3	0
Total Liabilities	385,787	3,364	137,635	41,274

Commitments and Contingent Liabilities^

Net Assets	$3,067,575	$59,655	$629,494	$214,487

Net Assets Consist of:

Paid in capital	$4,089,515	$153,699	$1,286,477	$331,380
Distributable earnings (accumulated loss)	(1,021,940)	(94,044)	(656,983)	(116,893)

Net Assets	$3,067,575	$59,655	$629,494	$214,487

Cost of investments in securities	$3,178,450	$60,636	$611,697	$84,800
Cost of investments in Affiliates	$118,899	$3,233	$73,580	$142,624
Cost of foreign currency held	$9,561	$218	$5,607	$833
Proceeds received on short sales	$66,109	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(14,085)	$602	$941	$2,139

* Includes repurchase agreements of:	$94,828	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

16	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$2,744,757	$229,551	$2,417,490	$1,430,271
202,448	7,592	83,041	31,238

12,117	1,008	15,002	6,750
79,363	3,723	40,923	12,224
0	0	0	0
43,185	4,660	14,362	13,988
30,104	1,852	13,360	10,912
175,503	32,294	295,908	143,519
0	0	13	8
0	83,579	1,856,041	902,096
6,788	2,040	667	1,023
54,095	1,656	13,101	9,299
547	28	278	123
1	0	0	2
30	1	8	3
3,348,938	367,984	4,750,194	2,561,456

$205,443	$0	$863	$1,463
0	16,875	368,014	210,002

12,256	611	8,945	3,028
91,281	2,417	26,245	22,759
207,000	31,154	270,204	125,834
568	29	287	126
37,609	4,399	253	319
0	121,509	2,207,464	998,870
0	0	320	0
10,667	1,152	24,966	3,481
7,744	396	2,765	4,914
2,117	2	1,495	407
288	0	269	0
1,069	54	381	247
1,116	50	488	294
5	0	3	4
12	5	16	24
21	5	0	0
1,181	13	107	52
28	0	0	0
578,405	178,671	2,913,085	1,371,824

$2,770,533	$189,313	$1,837,109	$1,189,632

$3,184,300	$218,331	$1,915,236	$1,308,058
(413,767)	(29,018)	(78,127)	(118,426)

$2,770,533	$189,313	$1,837,109	$1,189,632

$2,713,029	$235,061	$2,441,278	$1,468,617
$203,012	$7,593	$83,032	$31,236
$30,619	$1,836	$13,296	$10,870
$0	$16,893	$369,412	$210,177
$2,856	$482	$23,226	$736

$0	$690	$9,556	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Statements of Assets and Liabilities	(Cont.)

	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Net Assets:

Institutional Class	$1,484,938	$59,655	$611,867	$214,487

I-2	1,390,968	N/A	8,344	N/A

I-3	29,361	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	155,523	N/A	9,283	N/A

Class C	6,785	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	167,562	6,569	81,063	33,629

I-2	156,959	N/A	1,106	N/A

I-3	3,313	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	17,550	N/A	1,230	N/A

Class C	766	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.86	$9.08	$7.55	$6.38

I-2	8.86	N/A	7.55	N/A

I-3	8.86	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A

Class A	8.86	N/A	7.55	N/A

Class C	8.86	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

18	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$2,293,862	$160,406	$1,459,474	$717,505

389,304	N/A	299,964	305,221

28,222	N/A	N/A	36,374

N/A	N/A	N/A	13,607

50,506	28,907	72,478	114,703

8,639	N/A	5,193	2,222

374,732	15,672	152,930	95,209

63,601	N/A	31,432	40,502

4,611	N/A	N/A	4,827

N/A	N/A	N/A	1,805

8,251	2,825	7,594	15,220

1,411	N/A	544	295

$6.12	$10.23	$9.54	$7.54

6.12	N/A	9.54	7.54

6.12	N/A	N/A	7.54

N/A	N/A	N/A	7.54

6.12	10.23	9.54	7.54

6.12	N/A	9.54	7.54

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short-Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund

Investment Income:

Interest, net of foreign taxes*	$179,061	$4,273	$56,825	$2,120
Dividends	2,642	12	125	19
Dividends from Investments in Affiliates	5,989	149	4,098	12,100
Miscellaneous income	427	13	225	0
Total Income	188,119	4,447	61,273	14,239

Expenses:

Investment advisory fees	11,102	279	3,042	982
Supervisory and administrative fees	10,606	248	2,724	795
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A
Distribution and/or servicing fees - Class A	364	N/A	21	N/A
Distribution and/or servicing fees - Class C	61	N/A	N/A	N/A
Trustee fees	14	0	4	1
Interest expense	3,906	57	856	67
Miscellaneous expense	2	0	0	0
Total Expenses	26,055	584	6,647	1,845
Waiver and/or Reimbursement by PIMCO	(12)	0	0	(1,570)
Net Expenses	26,043	584	6,647	275

Net Investment Income (Loss)	162,076	3,863	54,626	13,964

Net Realized Gain (Loss):

Investments in securities, net of foreign capital gains tax**	3,211	(1,757)	30,159	(201)
Investments in Affiliates	66	1	21	2,285
Exchange-traded or centrally cleared financial derivative instruments	14,780	197	860	604
Over the counter financial derivative instruments	(24,569)	(386)	6,745	510
Short sales	(299)	0	35	0
Foreign currency	637	21	(1,630)	26

Net Realized Gain (Loss)	(6,174)	(1,924)	36,190	3,224

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax***	74,468	1,628	11,272	324
Investments in Affiliates	8	1	838	6,655
Exchange-traded or centrally cleared financial derivative instruments	(19,317)	(259)	532	(1,035)
Over the counter financial derivative instruments	14,481	107	(16,582)	(934)
Short sales	(1,121)	0	(25)	0
Foreign currency assets and liabilities	565	(5)	(338)	(35)

Net Change in Unrealized Appreciation (Depreciation)	69,084	1,472	(4,303)	4,975

Net Increase (Decrease) in Net Assets Resulting from Operations	$224,986	$3,411	$86,513	$22,163

* Foreign tax withholdings	$1,240	$35	$875	$96

** Foreign capital gains tax	$2	$0	$3	$0

*** Foreign capital gains tax	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage® Strategy Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	PIMCO International Bond Fund (Unhedged)

$200,565	$7,698	$74,720	$41,408
432	604	75	63
7,227	226	4,289	1,924
350	0	4	2
208,574	8,528	79,088	43,397

10,859	594	4,192	2,498
11,270	542	5,294	2,980
N/A	N/A	N/A	39
104	55	190	271
53	N/A	44	23
13	1	10	6
10,217	164	726	809
1	2	2	9
32,517	1,358	10,458	6,635
(15)	0	0	(19)
32,502	1,358	10,458	6,616

176,072	7,170	68,630	36,781

43,464	(3,218)	27,374	(5,148)
4	4	28	12
(5,036)	757	20,598	4,256
1,578	(3,168)	(38,258)	13,877
158	145	9	0
5,461	935	(309)	1,781

45,629	(4,545)	9,442	14,778

57,315	4,529	(6,962)	11,156
120	0	13	2
(8,081)	(2,088)	(23,004)	(24,623)
(23,733)	1,831	17,848	(19,262)
(323)	58	625	0
5,611	(366)	(1,635)	(1,886)

30,909	3,964	(13,115)	(34,613)

$252,610	$6,589	$64,957	$16,946

$6,193	$21	$113	$32

$513	$5	$0	$0

$275	$5	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Changes in Net Assets

	PIMCO Emerging Markets Bond Fund		PIMCO Emerging Markets Corporate Bond Fund		PIMCO Emerging Markets Currency and Short-Term Investments Fund		PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$162,076	$117,806	$3,863	$4,515	$54,626	$34,445	$13,964	$13,279
Net realized gain (loss)	(6,174)	(79,382)	(1,924)	(3,167)	36,190	(13,500)	3,224	(10,935)
Net change in unrealized appreciation (depreciation)	69,084	104,038	1,472	4,956	(4,303)	2,184	4,975	13,905

Net Increase (Decrease) in Net Assets Resulting from Operations	224,986	142,462	3,411	6,304	86,513	23,129	22,163	16,249

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(85,754)	(73,117)	(3,984)	(4,611)	(53,895)	(35,045)	(14,050)	(12,644)
I-2	(64,886)	(34,653)	N/A	N/A	(635)	(505)	N/A	N/A
I-3	(1,598)	(1,254)	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(9,161)	(9,308)	N/A	N/A	(647)	(465)	N/A	N/A
Class C	(340)	(309)	N/A	N/A	N/A	N/A	N/A	N/A

Tax basis return of capital
Institutional Class	0	0	0	0	0	0	N/A	(2,343)
I-2	0	0	N/A	N/A	0	0	N/A	N/A
I-3	0	0	N/A	N/A	N/A	N/A	N/A	N/A
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Class A	0	0	N/A	N/A	N/A	N/A	N/A	N/A
Class C	0	0	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(161,739)	(118,641)	(3,984)	(4,611)	(55,177)	(36,015)	(14,050)	(14,987)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions*	1,326,995	142,182	(4,238)	(35,654)	11,998	100,966	22,007	(82,895)

Total Increase (Decrease) in Net Assets	1,390,242	166,003	(4,811)	(33,961)	43,334	88,080	30,120	(81,633)

Net Assets:

Beginning of year	1,677,333	1,511,330	64,466	98,427	586,160	498,080	184,367	266,000
End of year	$3,067,575	$1,677,333	$59,655	$64,466	$629,494	$586,160	$214,487	$184,367

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

PIMCO Emerging Markets Local Currency and Bond Fund		PIMCO Global Advantage® Strategy Bond Fund		PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)		PIMCO International Bond Fund (Unhedged)

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$176,072	$96,491	$7,170	$11,341	$68,630	$49,889	$36,781	$27,275
45,629	(38,304)	(4,545)	(2,466)	9,442	23,479	14,778	(33,128)
30,909	8,749	3,964	5,738	(13,115)	7,043	(34,613)	34,584

252,610	66,936	6,589	14,613	64,957	80,411	16,946	28,731

(146,787)	(58,481)	(4,937)	(11,055)	(79,656)	(53,532)	(23,707)	(18,767)
(19,943)	(6,901)	N/A	N/A	(10,641)	(3,362)	(9,363)	(5,690)
(2,039)	(1,007)	N/A	N/A	N/A	N/A	(1,448)	(1,699)
N/A	N/A	N/A	N/A	N/A	N/A	(587)	(407)
(2,800)	(1,469)	(643)	(712)	(4,037)	(3,214)	(3,908)	(3,573)
(317)	(119)	N/A	N/A	(203)	(139)	(67)	(74)

0	(23,977)	(1,484)	0	0	0	0	0
0	(2,876)	N/A	N/A	0	0	0	0
0	(416)	N/A	N/A	N/A	N/A	0	0
N/A	N/A	N/A	N/A	N/A	N/A	0	0
0	(652)	(219)	0	0	0	0	0
0	(62)	N/A	N/A	0	0	0	0

(171,886)	(95,960)	(7,283)	(11,767)	(94,537)	(60,247)	(39,080)	(30,210)

1,285,295	15,050	(36,198)	(92,515)	377,860	379,290	528,809	(148,334)

1,366,019	(13,974)	(36,892)	(89,669)	348,280	399,454	506,675	(149,813)

1,404,514	1,418,488	226,205	315,874	1,488,829	1,089,375	682,957	832,770
$2,770,533	$1,404,514	$189,313	$226,205	$1,837,109	$1,488,829	$1,189,632	$682,957

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO Emerging Markets Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.9%

ANGOLA 1.2%

CORPORATE BONDS & NOTES 0.4%

Sonangol Finance Ltd.
10.000% due 01/29/2031		$12,600	$12,565

SOVEREIGN ISSUES 0.8%

Angola Government International Bonds
8.000% due 11/26/2029		2,161	2,140
8.250% due 05/09/2028		1,400	1,414
8.750% due 04/14/2032		4,900	4,764
9.244% due 01/15/2031		500	507
9.375% due 03/31/2033		5,600	5,547
9.375% due 05/08/2048		700	622
9.875% due 10/15/2035 (o)		1,300	1,306
9.875% due 10/15/2035		4,600	4,621
9.875% due 03/31/2037		3,700	3,666

			24,587

Total Angola (Cost $35,652)			37,152

ARGENTINA 3.7%

CORPORATE BONDS & NOTES 0.3%

Pampa Energia SA
7.750% due 11/14/2037		$3,200	3,221
7.875% due 12/16/2034		3,700	3,828

Tecpetrol SA
7.625% due 11/03/2030		3,400	3,444

			10,493

SOVEREIGN ISSUES 3.4%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		18,436	15,484
3.000% due 07/09/2041 þ	EUR	1,000	757
3.500% due 07/09/2041 þ		$58,801	39,455
3.875% due 07/09/2035 þ	EUR	1,000	818
4.125% due 07/09/2035 þ		$33,112	24,006
4.125% due 07/09/2046 þ(o)		1,243	856
5.000% due 01/09/2038 þ		10,900	8,240

Provincia de Buenos Aires/Government Bonds
5.125% due 09/01/2037 þ	EUR	4,803	3,876
6.625% due 09/01/2037 þ		$9,072	6,861

Provincia de la Rioja
8.500% due 02/24/2028 ^(c)		1,593	948
8.500% due 02/24/2028		3,452	2,054

			103,355

Total Argentina (Cost $93,178)			113,848

ARMENIA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Armenia International Bonds
3.600% due 02/02/2031		$6,900	6,144

Total Armenia (Cost $6,588)			6,144

AZERBAIJAN 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

State Oil Co. of the Azerbaijan Republic
TBD% due 07/22/2030 «		$1,900	1,900

Total Azerbaijan (Cost $1,900)			1,900

BAHRAIN 0.9%

SOVEREIGN ISSUES 0.9%

Bahrain Government International Bonds
4.250% due 01/25/2028		$1,900	1,799
5.250% due 01/25/2033		4,000	3,535

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 09/16/2032 (o)		$400	$361
5.625% due 09/30/2031		1,700	1,576
6.625% due 10/06/2037		5,400	4,922
7.100% due 02/03/2038 (o)		6,100	5,748

CBB International Sukuk Programme Co. WLL
5.874% due 02/06/2034		4,600	4,291
6.124% due 09/03/2034		6,100	5,827

Total Bahrain (Cost $30,037)			28,059

BENIN 0.2%

SOVEREIGN ISSUES 0.2%

Benin Government International Bonds
6.875% due 01/19/2052	EUR	500	494
7.960% due 02/13/2038		$1,100	1,081

Benin Sukuk SA
6.200% due 01/29/2033		3,500	3,253

Total Benin (Cost $5,142)			4,828

BERMUDA 0.1%

CORPORATE BONDS & NOTES 0.1%

Cape Lookout Re Ltd.
8.760% (FHMMUSTF + 5.250%) due 03/21/2033 ~		$300	300
9.510% (FHMMUSTF + 6.000%) due 03/21/2033 ~		300	300

Citrus Re Ltd.
8.922% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	250

Commonwealth RE Ltd.
7.417% (JMMMUSTF + 3.857%) due 07/08/2030 ~		250	252

Gateway Re Ltd.
5.560% (BRMMUSDF + 2.000%) due 07/06/2029 ~		500	500

Integrity Re Ltd.
14.064% (FHMMUSTF + 10.554%) due 06/06/2026 ~		250	254

Mayflower Re Ltd.
10.023% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	253

Nature Coast Re Ltd.
11.661% (T-BILL 3MO + 8.000%) due 02/26/2030 ~		300	299

Sanders Re III Ltd.
11.280% (BRMMUSDF + 7.720%) due 06/05/2029 ~		250	253

Windrose Re Ltd.
8.790% (HSMMUSTF + 5.250%) due 02/11/2033 ~		250	249

Total Bermuda (Cost $2,912)			2,910

BOLIVIA 0.1%

SOVEREIGN ISSUES 0.1%

Bolivia Government International Bonds
4.500% due 03/20/2028 (o)		$2,667	2,500

Total Bolivia (Cost $2,526)			2,500

BOSNIA-HERZE. 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Srpska International Government Bonds
6.250% due 04/02/2031 (a)	EUR	3,300	3,833

Total Bosnia-Herze. (Cost $3,763)			3,833

BRAZIL 2.1%

CORPORATE BONDS & NOTES 1.3%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	136,000	7,670

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$9,740	$9,808

CSN Inova Ventures
6.750% due 01/28/2028		4,600	3,381

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (b)		3,639	109

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		1,673	100

Vale Overseas Ltd.
6.400% due 06/28/2054		3,500	3,548

Vale SA
0.000% due 12/29/2049 ~(j)	BRL	168,820	14,281

			38,897

SOVEREIGN ISSUES 0.8%

Brazil Government International Bonds
7.250% due 01/12/2056		$650	639

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050 (i)	BRL	62,306	10,440
10.000% due 01/01/2035		82,600	12,989

			24,068

Total Brazil (Cost $71,012)			62,965

BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	2,700	3,124
5.000% due 03/05/2037		$7,000	6,769

Total Bulgaria (Cost $10,007)			9,893

CAMEROON 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	7,400	7,375

Total Cameroon (Cost $6,366)			7,375

CANADA 0.1%

CORPORATE BONDS & NOTES 0.1%

Ivanhoe Mines Ltd.
7.875% due 01/23/2030		$1,900	1,922

Total Canada (Cost $1,900)			1,922

CAYMAN ISLANDS 1.9%

ASSET-BACKED SECURITIES 0.0%

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		$1,274	1,276

CONVERTIBLE BONDS & NOTES 0.0%

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 (f)(m)		1,155	129

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (f)		404	2
0.000% due 12/31/2027 (f)		505	1
0.000% due 12/31/2028 (f)		808	1
0.000% due 12/31/2029 (f)		808	1
0.000% due 12/31/2030 (f)		1,010	1
0.000% due 12/31/2031 (f)		1,010	1
0.000% due 12/31/2032 (f)		1,906	2

			138

CORPORATE BONDS & NOTES 1.7%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (f)		4,789	3,911

Energuate Trust 2 0
6.350% due 09/15/2035		2,000	1,962

24	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FWD Group Holdings Ltd.
5.252% due 09/22/2030		$1,800	$1,794
5.836% due 09/22/2035		500	497

Gaci First Investment Co.
4.875% due 02/14/2035		7,000	6,742
5.250% due 01/29/2034		9,500	9,437

ICD Funding Ltd.
3.223% due 04/28/2026		600	599

Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (f)		2,894	2,494
7.860% due 05/15/2030		2,437	2,508

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		86	7

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		679	6

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		1,137	4

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		1,371	4

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		2,066	9

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		1,944	31

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (b)		465	4

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	5,500	6,399

Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		$150	143
4.350% due 04/05/2036 (o)		2,326	2,212
5.875% due 07/05/2034		708	724

Montego Bay Airport Revenue Finance Ltd.
6.600% due 06/15/2035		2,900	2,790

Suci Second Investment Co.
6.000% due 10/25/2028		10,600	10,910

			53,187

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat
6.774% (TSFR3M + 3.100%) due 06/15/2034 «~		5,100	4,965

Total Cayman Islands (Cost $60,991)			59,566

CHILE 2.6%

CORPORATE BONDS & NOTES 1.5%

Banco del Estado de Chile
7.950% due 05/02/2029 •(j)(k)		$3,500	3,687

Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		1,600	1,286
4.375% due 02/05/2049		453	346
4.875% due 11/04/2044		1,920	1,630
5.950% due 01/08/2034		1,300	1,330
6.300% due 09/08/2053		3,000	3,015
6.440% due 01/26/2036		12,300	12,972
6.780% due 01/13/2055		8,500	9,023

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		800	499
3.830% due 09/14/2061		4,700	3,179

Empresa Nacional del Petroleo
3.450% due 09/16/2031		382	347
5.950% due 07/30/2034		2,800	2,830
6.150% due 05/10/2033		4,800	4,941

Engie Energia Chile SA
6.375% due 04/17/2034		1,200	1,247

			46,332

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.1%

Chile Government International Bonds
3.100% due 05/07/2041 (o)		$16,400	$12,462
3.100% due 01/22/2061		700	433
3.500% due 04/15/2053 (o)		4,500	3,156
4.350% due 04/13/2031		15,300	15,020
5.650% due 01/13/2037		2,200	2,285

			33,356

Total Chile (Cost $81,145)			79,688

		SHARES
CHINA 0.0%

COMMON STOCKS 0.0%

Country Garden Holdings Co. Ltd. (d)		552,653	23

Kaisa Group Holdings Ltd. (d)		5,954,799	67

Total China (Cost $0)			90

		PRINCIPAL AMOUNT (000S)
COLOMBIA 5.1%

CORPORATE BONDS & NOTES 0.3%

Banco Davivienda SA
8.125% due 07/02/2035 •(k)		3,600	3,652

Ecopetrol SA
5.875% due 05/28/2045		300	221
5.875% due 11/02/2051		8,100	5,711
7.375% due 09/18/2043		900	819

			10,403

SOVEREIGN ISSUES 4.8%

Colombia Government International Bonds
3.250% due 04/22/2032		13,800	11,533
3.875% due 04/25/2027		6,100	6,073
4.500% due 11/26/2030	EUR	3,500	3,919
5.000% due 06/15/2045 (o)		$8,470	6,099
5.200% due 05/15/2049		824	592
5.625% due 02/26/2044 (o)		5,100	4,041
5.750% due 11/26/2034	EUR	4,700	5,132
6.125% due 01/21/2031		$5,600	5,516
6.125% due 01/18/2041 (o)		2,000	1,744
6.500% due 01/21/2033		5,700	5,589
6.500% due 11/26/2038	EUR	3,900	4,299
7.375% due 04/25/2030		$7,800	8,105
7.375% due 09/18/2037		1,125	1,124
8.000% due 04/20/2033		800	844
8.375% due 11/07/2054 (o)		6,900	7,145

Colombia TES
2.250% due 04/18/2029 (i)	COP	10,496,514	2,481
3.000% due 03/25/2033 (i)		2,107,408	444
6.500% due 01/22/2031 (i)		64,943,835	16,951
7.000% due 03/26/2031		7,426,300	1,555
11.000% due 08/22/2029		47,241,300	11,911
11.500% due 07/25/2046		2,177,800	525
11.750% due 01/24/2035		48,512,300	12,028
12.750% due 11/28/2040		77,278,300	20,483
13.250% due 02/09/2033		28,770,300	7,714

			145,847

Total Colombia (Cost $157,018)			156,250

CONGO 0.1%

SOVEREIGN ISSUES 0.1%

Congolese International Bonds
9.500% due 02/17/2035		$1,200	1,081
9.875% due 11/07/2032 (m)		3,200	3,004

Total Congo (Cost $4,124)			4,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COSTA RICA 0.8%

SOVEREIGN ISSUES 0.8%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	13,000	$15,382
6.001% due 01/16/2036		5,500	6,551
7.300% due 11/13/2054		$3,800	4,112

Total Costa Rica (Cost $25,461)			26,045

CZECH REPUBLIC 0.3%

CORPORATE BONDS & NOTES 0.3%

Czechoslovak Group AS
5.250% due 01/10/2031	EUR	500	593

EPH Financing International AS
5.875% due 11/30/2029		4,500	5,482
6.651% due 11/13/2028		2,100	2,569

Total Czech Republic (Cost $8,155)			8,644

DOMINICAN REPUBLIC 2.7%

SOVEREIGN ISSUES 2.7%

Dominican Republic International Bonds
4.875% due 09/23/2032		$2,000	1,848
5.300% due 01/21/2041		1,900	1,621
5.750% due 03/17/2034		12,500	11,931
5.875% due 10/28/2035		4,400	4,189
5.875% due 01/30/2060		7,300	6,117
5.950% due 01/25/2027		8,900	8,968
6.000% due 07/19/2028		18,800	18,975
6.000% due 02/22/2033		1,200	1,173
6.150% due 05/17/2038 (o)		4,900	4,645
6.500% due 02/15/2048		506	476
6.600% due 06/01/2036		800	802
6.850% due 01/27/2045		300	294
6.950% due 03/15/2037		4,200	4,285
7.150% due 02/24/2055		3,700	3,750
10.500% due 03/15/2037	DOP	436,400	7,493
10.750% due 06/01/2036		222,400	3,868
11.250% due 09/15/2035		11,200	200
13.625% due 02/03/2033		10,500	205
13.625% due 02/10/2034		165,700	3,399

Total Dominican Republic (Cost $85,796)			84,239

ECUADOR 1.3%

CORPORATE BONDS & NOTES 0.1%

Corp. Quiport SA
9.000% due 12/15/2037		$3,000	3,230

SOVEREIGN ISSUES 1.2%

Ecuador Government International Bonds
0.000% due 07/31/2030 (f)(o)		4,744	3,977
5.000% due 07/31/2040 þ		6,095	4,762
6.900% due 07/31/2035 þ		18,403	16,181
8.750% due 01/29/2034		4,700	4,625
9.250% due 01/29/2039		7,800	7,669

Ecuador Social Bonds SARL
0.000% due 01/30/2035 (f)		615	462

			37,676

Total Ecuador (Cost $33,912)			40,906

EGYPT 2.8%

SOVEREIGN ISSUES 2.8%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	332,500	5,989
21.954% due 03/04/2028		790,100	14,153

Egypt Government International Bonds
4.750% due 04/16/2026	EUR	15,000	17,315
6.375% due 04/11/2031		8,300	9,030
7.053% due 01/15/2032		$600	568
7.500% due 01/31/2027		900	905

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 02/16/2061		$16,900	$12,882
7.625% due 05/29/2032		500	484
7.903% due 02/21/2048		3,650	2,979
8.500% due 01/31/2047		3,500	3,026
8.625% due 02/04/2030		7,300	7,557
8.750% due 09/30/2051		3,250	2,858
9.450% due 02/04/2033 (o)		8,600	9,056

Total Egypt (Cost $84,089)			86,802

EL SALVADOR 0.5%

CORPORATE BONDS & NOTES 0.3%

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (o)		$6,300	6,467
8.650% due 01/24/2033		1,400	1,437

			7,904

SOVEREIGN ISSUES 0.2%

El Salvador Government International Bonds
7.650% due 06/15/2035		700	686
9.250% due 04/17/2030		3,700	3,853
9.500% due 07/15/2052		1,000	1,058
9.650% due 11/21/2054		1,700	1,808

			7,405

Total El Salvador (Cost $14,509)			15,309

FRANCE 0.2%

CORPORATE BONDS & NOTES 0.2%

New Immo Holding SA
2.750% due 11/26/2026	EUR	1,000	1,144

Orange SA
4.750% due 01/13/2033		$1,300	1,286
5.000% due 01/13/2036		4,600	4,520

Total France (Cost $6,874)			6,950

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bonds
6.625% due 02/06/2031		$350	293
9.500% due 02/18/2029		2,600	2,446

Total Gabon (Cost $2,680)			2,739

GEORGIA 0.0%

CORPORATE BONDS & NOTES 0.0%

Georgian Railway JSC
4.000% due 06/17/2028		$200	190

Total Georgia (Cost $188)			190

GERMANY 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	6,000	6,092

Total Germany (Cost $6,295)			6,092

GHANA 0.7%

SOVEREIGN ISSUES 0.7%

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		$171	168
0.000% due 01/03/2030 (f)		949	802
1.500% due 01/03/2037		2,600	1,365
5.000% due 07/03/2029 þ		8,030	7,677
5.000% due 07/03/2035 þ		4,845	4,145

Republic of Ghana Government Bonds
8.500% due 02/15/2028	GHS	11,796	1,027
8.650% due 02/13/2029		11,540	978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.800% due 02/12/2030	GHS	9,635	$778
8.950% due 02/11/2031		36,297	2,850
9.100% due 02/10/2032		7,350	566

Total Ghana (Cost $18,855)			20,356

GUATEMALA 1.2%

SOVEREIGN ISSUES 1.2%

Guatemala Government Bonds
4.375% due 06/05/2027		$7,000	6,944
4.650% due 10/07/2041		1,000	839
4.875% due 02/13/2028		10,500	10,453
5.375% due 04/24/2032		1,000	991
6.050% due 08/06/2031		3,000	3,061
6.125% due 06/01/2050		750	714
6.250% due 08/15/2036		4,500	4,585
6.550% due 02/06/2037		3,800	3,973
6.875% due 08/15/2055		3,700	3,858

Total Guatemala (Cost $35,362)			35,418

HONDURAS 0.0%

SOVEREIGN ISSUES 0.0%

Honduras Government International Bonds
8.625% due 11/27/2034		$1,200	1,350

Total Honduras (Cost $1,200)			1,350

HONG KONG 0.2%

CORPORATE BONDS & NOTES 0.2%

AIA Group Ltd.
3.200% due 09/16/2040		$400	307

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,800	2,067
5.000% due 05/18/2026		$1,500	1,494
5.050% due 01/27/2027		2,300	2,235

Total Hong Kong (Cost $6,025)			6,103

HUNGARY 1.4%

SOVEREIGN ISSUES 1.4%

Hungary Government Bonds
4.750% due 11/24/2032	HUF	1,857,100	4,880

Hungary Government International Bonds
1.625% due 04/28/2032 (o)	EUR	1,400	1,401
2.125% due 09/22/2031 (o)		$4,000	3,397
3.125% due 09/21/2051 (o)		1,400	837
5.375% due 09/26/2030		900	907
5.375% due 09/26/2030 (o)		5,500	5,545
5.500% due 03/26/2036 (o)		4,500	4,391
6.000% due 09/26/2035		2,000	2,033
6.000% due 09/26/2035 (o)		3,300	3,354
6.125% due 05/22/2028 (o)		11,700	11,980
6.750% due 09/25/2052		1,500	1,551
6.750% due 09/23/2055		2,900	2,946

Total Hungary (Cost $43,619)			43,222

INDIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036		$865	756

IIFL Finance Ltd.
8.750% due 07/24/2028		12,300	12,462

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		2,100	2,110

Muthoot Finance Ltd.
5.750% due 08/04/2030		3,700	3,553

ReNew Pvt Ltd.
5.875% due 03/05/2027		600	594

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		3,300	3,116

Total India (Cost $23,256)			22,591

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDONESIA 3.9%

CORPORATE BONDS & NOTES 2.5%

Freeport Indonesia PT
5.315% due 04/14/2032		$1,700	$1,692

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.450% due 05/15/2030		14,400	14,576

Pertamina Hulu Energi PT
5.250% due 05/21/2030		9,900	9,933

Pertamina Persero PT
6.000% due 05/03/2042		2,430	2,345
6.450% due 05/30/2044		6,900	6,960

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,800	8,082
4.375% due 02/05/2050		4,300	3,180
4.750% due 02/03/2031		3,800	3,692
5.250% due 10/24/2042		6,600	5,847
5.250% due 05/15/2047		14,100	12,216
5.450% due 05/21/2028		250	252
5.450% due 02/03/2036		3,500	3,352
6.250% due 01/25/2049		4,800	4,645

			76,772

SOVEREIGN ISSUES 1.4%

Indonesia Government International Bonds
1.100% due 03/12/2033	EUR	3,800	3,536
3.875% due 01/15/2033		2,700	3,046
4.125% due 01/15/2037		5,200	5,661
4.200% due 10/15/2050		$400	310
4.460% due 03/04/2038	EUR	7,000	7,673
4.900% due 04/16/2036		$500	479
5.650% due 01/11/2053		700	673
6.750% due 01/15/2044		2,100	2,309

Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/2050		300	215
5.000% due 12/01/2035		18,800	18,166
5.650% due 11/25/2054		900	863

			42,931

Total Indonesia (Cost $127,495)			119,703

IRELAND 0.8%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$1,963	1,837

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	8,100	9,372

SOVEREIGN ISSUES 0.4%

Avenir Issuer III Ireland DAC
6.000% due 03/22/2027		$1,665	1,643

Republic of Angola Via Avenir Issuer II Ireland DAC
6.927% due 02/19/2027		6,321	6,211

Republic of Angola Via Avenir Issuer IV Ireland DAC
10.750% due 09/15/2028		3,963	4,035

			11,889

Total Ireland (Cost $22,500)			23,098

ISRAEL 0.6%

CORPORATE BONDS & NOTES 0.5%

ICL Group Ltd.
6.375% due 05/31/2038		$2,919	2,991

Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,772
4.250% due 08/14/2028		2,700	2,650
5.633% due 01/28/2038		3,600	3,562

26	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leviathan Bond Ltd.
6.500% due 06/30/2027		$4,600	$4,603

			16,578

SOVEREIGN ISSUES 0.1%

Israel Government International Bonds
4.500% due 01/30/2043		1,500	1,270

State of Israel
2.500% due 01/15/2030		1,000	919

			2,189

Total Israel (Cost $18,771)			18,767

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$1,500	1,566

Total Italy (Cost $1,492)			1,566

IVORY COAST 1.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Republic of Cote d’Ivoire
5.185% (EUR006M + 3.050%) due 03/05/2027 «~	EUR	10,000	11,618

SOVEREIGN ISSUES 0.9%

Ivory Coast Government International Bonds
4.875% due 01/30/2032		6,666	7,187
5.250% due 03/22/2030		847	967
5.750% due 12/31/2032 þ		$1,795	1,763
5.750% due 12/31/2032		1,001	982
5.875% due 10/17/2031	EUR	2,200	2,489
6.625% due 03/22/2048		3,600	3,594
6.875% due 10/17/2040		1,700	1,850
8.075% due 04/01/2036		$4,100	4,180
8.250% due 01/30/2037		3,700	3,805

			26,817

Total Ivory Coast (Cost $36,413)			38,435

JAMAICA 0.0%

CORPORATE BONDS & NOTES 0.0%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$1,606	1,486

Total Jamaica (Cost $1,609)			1,486

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,700	1,949
5.375% due 06/15/2036		1,800	2,067

Total Jersey, Channel Islands (Cost $4,131)			4,016

JORDAN 0.2%

SOVEREIGN ISSUES 0.2%

Jordan Government International Bonds
7.375% due 10/10/2047		$5,650	5,317

Total Jordan (Cost $5,390)			5,317

KAZAKHSTAN 0.9%

CORPORATE BONDS & NOTES 0.6%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$1,885	1,694
5.750% due 04/19/2047		3,070	2,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QazaqGaz NC JSC
4.375% due 09/26/2027		$1,000	$993

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		10,800	9,986
4.000% due 08/15/2026		2,800	2,793

			18,328

SOVEREIGN ISSUES 0.3%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	1,987,500	4,273

Kazakhstan Government International Bonds
4.412% due 10/28/2030		$4,400	4,314

			8,587

Total Kazakhstan (Cost $26,056)			26,915

KENYA 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Kenya Government International Bonds
9.186% (JY0003M + 5.400%) due 04/05/2028 «~		$2,250	2,230

SOVEREIGN ISSUES 0.9%

Republic of Kenya Government International Bonds
7.000% due 05/22/2027		4,800	4,774
7.250% due 02/28/2028		1,700	1,696
7.875% due 10/09/2033		3,500	3,251
8.800% due 10/09/2038		4,900	4,513
9.500% due 03/05/2036		3,300	3,238
9.750% due 02/16/2031		8,900	9,146

			26,618

Total Kenya (Cost $29,169)			28,848

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
3.500% due 03/20/2027		$1,700	1,686
4.652% due 10/09/2035		14,400	13,849

Total Kuwait (Cost $16,119)			15,535

LATVIA 0.2%

SOVEREIGN ISSUES 0.2%

Latvia Government International Bonds
5.125% due 07/30/2034		$4,600	4,641

Total Latvia (Cost $4,560)			4,641

LEBANON 0.2%

SOVEREIGN ISSUES 0.2%

Lebanon Government International Bonds
6.600% due 11/27/2026 ^(c)		$4,400	1,056
6.850% due 03/23/2027 ^(c)		4,300	1,024
8.250% due 05/17/2034 ^(c)		10,700	2,587
8.250% due 04/12/2049 ^(c)		3,600	874

Total Lebanon (Cost $4,239)			5,541

		SHARES
LUXEMBOURG 4.2%

COMMON STOCKS 0.2%

Drillco Holdings Luxembourg SA «(m)		154,744	3,559

Foresea Holdings SA «		61,095	1,405

			4,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 1.6%

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		$1,271	$1,278
5.672% due 10/20/2035		1,262	1,275

FORESEA Holding SA
7.500% due 06/15/2030		2,689	2,642

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,800	3,818
6.103% due 08/23/2042		4,700	4,683
6.129% due 02/23/2038		8,200	8,313
6.510% due 02/23/2042		3,400	3,525

Guara Norte SARL
5.198% due 06/15/2034		8,913	8,647

Kernel Holding SA
6.750% due 10/27/2027		1,500	1,454

MHP Lux SA
10.500% due 07/28/2029		1,700	1,714

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		4,367	4,271

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030		4,400	4,286

Saavi Energia SARL
8.875% due 02/10/2035		3,700	3,887

			49,793

SOVEREIGN ISSUES 2.4%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		71,600	72,065

Total Luxembourg (Cost $124,475)			126,822

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bonds
6.960% due 03/13/2027	EUR	8,000	9,409

Total Macedonia (Cost $8,723)			9,409

MALAYSIA 0.6%

CORPORATE BONDS & NOTES 0.6%

Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	790
4.800% due 04/21/2060		5,230	4,560
5.848% due 04/03/2055		13,600	13,915

Total Malaysia (Cost $20,005)			19,265

		SHARES
MEXICO 7.9%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)		93,349	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 4.0%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(j)(k)		$800	763
8.375% due 10/14/2030 •(j)(k)		700	725
8.375% due 05/20/2031 •(j)(k)		2,100	2,160
8.750% due 05/20/2035 •(j)(k)		4,000	4,173

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(k)		2,700	2,794

Comision Federal de Electricidad
6.500% due 01/28/2051		2,500	2,412

Gruma SAB de CV
5.761% due 12/09/2054		1,100	1,065

Industrias Penoles SAB de CV
4.750% due 08/06/2050		2,900	2,346

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minera Mexico SA de CV
4.500% due 01/26/2050		$1,600	$1,281

Petroleos Mexicanos
6.350% due 02/12/2048		6,038	4,625
6.375% due 01/23/2045		11,850	9,342
6.500% due 06/02/2041		17,100	14,436
6.625% due 06/15/2035 (o)		1,225	1,143
6.700% due 02/16/2032 (o)		36,420	35,674
6.950% due 01/28/2060		13,420	10,585
7.690% due 01/23/2050		21,200	18,372
10.000% due 02/07/2033		9,700	11,057

Trust 2401
6.390% due 01/15/2050 (o)		398	364

Trust Fibra Uno
6.390% due 01/15/2050 (o)		202	182

			123,499

SOVEREIGN ISSUES 3.9%

Mexico Government International Bonds
2.250% due 08/12/2036	EUR	5,100	4,581
3.750% due 01/11/2028		$16,200	15,989
3.771% due 05/24/2061		4,200	2,522
3.875% due 05/16/2031	EUR	800	903
4.000% due 03/15/2115		1,000	757
4.875% due 05/16/2036		9,000	10,150
5.000% due 04/27/2051		$1,300	1,019
5.125% due 03/19/2038	EUR	2,700	3,017
5.375% due 03/22/2033		$3,500	3,430
5.625% due 02/09/2034		4,400	4,309
5.625% due 09/22/2035		3,400	3,295
5.750% due 10/12/2110		10,300	8,403
5.850% due 07/02/2032		10,652	10,704
6.125% due 02/09/2038		4,400	4,293
6.338% due 05/04/2053		299	279
6.400% due 05/07/2054		2,200	2,066
6.625% due 01/29/2038		3,200	3,269
6.750% due 02/09/2056		4,500	4,383
6.875% due 05/13/2037		8,600	9,030
7.375% due 05/13/2055		26,000	27,379

Mexico Udibonos
4.000% due 11/30/2028 (i)	MXN	791	44

			119,822

Total Mexico (Cost $243,673)			243,321

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

City of Ulaanbaatar Mongolia
7.750% due 08/21/2027		$1,100	1,110

Mongolia Government International Bonds
5.950% due 03/09/2032		2,400	2,365
7.875% due 06/05/2029		500	522

Total Mongolia (Cost $4,015)			3,997

MOROCCO 0.6%

CORPORATE BONDS & NOTES 0.6%

OCP SA
3.750% due 06/23/2031		$6,650	6,048
5.125% due 06/23/2051		13,700	10,704
6.700% due 03/01/2036		2,100	2,162

Total Morocco (Cost $19,767)			18,914

		SHARES
NETHERLANDS 0.7%

COMMON STOCKS 0.0%

Stichting Administratiekantoor «(d)		13,778	0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.5%

NE Property BV
1.875% due 10/09/2026	EUR	200	$230

Prosus NV
1.539% due 08/03/2028		500	551
2.031% due 08/03/2032		600	613
3.061% due 07/13/2031		$200	179
3.257% due 01/19/2027		1,000	987
3.680% due 01/21/2030		900	853
4.027% due 08/03/2050		600	402

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)		2,957	59

Yinson Bergenia Production BV
8.498% due 01/31/2045		6,315	6,685

Yinson Boronia Production BV
8.947% due 07/31/2042		4,177	4,560

			15,119

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		5,900	5,868

Total Netherlands (Cost $20,856)			20,987

NIGERIA 1.9%

CORPORATE BONDS & NOTES 0.4%

BOI Finance BV
7.500% due 02/16/2027	EUR	10,900	12,853

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~		2,925	3,373

SOVEREIGN ISSUES 1.4%

Nigeria Government International Bonds
6.125% due 09/28/2028		$2,900	2,884
6.500% due 11/28/2027		9,300	9,344
7.143% due 02/23/2030		800	807
7.375% due 09/28/2033		800	786
7.625% due 11/28/2047 (o)		1,200	1,100
7.696% due 02/23/2038		5,600	5,419
7.875% due 02/16/2032		3,800	3,853
8.631% due 01/13/2036		5,150	5,370
8.747% due 01/21/2031		650	688
9.130% due 01/13/2046		4,900	5,121
9.625% due 06/09/2031		4,300	4,714
10.375% due 12/09/2034		1,500	1,721

			41,807

Total Nigeria (Cost $55,555)			58,033

OMAN 0.8%

CORPORATE BONDS & NOTES 0.2%

AL Jawaher Assets Co. Spc
4.662% due 10/29/2030		$7,300	7,103

SOVEREIGN ISSUES 0.6%

Oman Government International Bonds
5.625% due 01/17/2028		3,830	3,879
6.000% due 08/01/2029		5,900	6,075
6.750% due 10/28/2027		1,300	1,338
7.000% due 01/25/2051		7,500	8,125

			19,417

Total Oman (Cost $25,759)			26,520

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PAKISTAN 1.0%

SOVEREIGN ISSUES 1.0%

Pakistan Government International Bonds
6.000% due 04/08/2026		$21,600	$21,595
6.875% due 12/05/2027		3,000	2,968
7.375% due 04/08/2031		3,500	3,244
8.875% due 04/08/2051		800	716

Pakistan Water & Power Development Authority
7.500% due 06/04/2031		3,400	3,037

Total Pakistan (Cost $31,443)			31,560

PANAMA 1.6%

CORPORATE BONDS & NOTES 0.2%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$3,100	2,486

Banco General SA
5.250% due 05/07/2031 •(j)(k)		3,200	3,020
5.250% due 05/07/2031 •(j)		800	755

ENA Norte Trust
4.950% due 04/25/2028		416	411

			6,672

SOVEREIGN ISSUES 1.4%

Panama Government International Bonds
4.500% due 05/15/2047		200	158
4.500% due 01/19/2063		4,800	3,523
5.227% due 02/23/2034		1,600	1,545
5.662% due 02/23/2038		2,000	1,924
6.400% due 02/14/2035 (o)		1,000	1,040
6.700% due 01/26/2036 (o)		13,900	14,695
6.853% due 03/28/2054 (o)		2,700	2,780
7.875% due 03/01/2057 (o)		8,300	9,655
8.000% due 03/01/2038		2,022	2,320
8.125% due 04/28/2034		858	980
8.875% due 09/30/2027		3,700	3,936

			42,556

Total Panama (Cost $49,341)			49,228

PARAGUAY 0.7%

SOVEREIGN ISSUES 0.7%

Paraguay Government International Bonds
2.739% due 01/29/2033		$800	705
3.849% due 06/28/2033		600	557
5.400% due 03/30/2050		200	178
5.600% due 03/13/2048		200	185
5.850% due 08/21/2033		700	721
6.000% due 02/09/2036		2,300	2,391
6.650% due 03/04/2055		5,100	5,306
7.900% due 02/09/2031	PYG	23,766,000	3,602
8.500% due 03/04/2035		16,023,000	2,451
8.500% due 04/04/2038		29,160,000	4,420

Total Paraguay (Cost $20,028)			20,516

PERU 2.4%

CORPORATE BONDS & NOTES 1.6%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	25,000	7,644
10.100% due 12/15/2043		12,400	3,866

InRetail Consumer
3.250% due 03/22/2028		$14,600	14,047

Kallpa Generacion SA
5.875% due 01/30/2032		1,300	1,334

Niagara Energy SAC
5.746% due 10/03/2034		2,500	2,495

Petroleos del Peru SA
4.750% due 06/19/2032		3,800	3,016
5.625% due 06/19/2047		22,100	15,528

			47,930

28	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Fondo MIVIVIENDA SA
5.400% due 03/31/2031		$2,400	$2,403

Peru Government Bonds
5.400% due 08/12/2034	PEN	2,000	546
6.150% due 08/12/2032		5,200	1,563
7.300% due 08/12/2033		15,800	4,975

Peru Government International Bonds
5.875% due 08/08/2054 (o)		$9,700	9,375
6.200% due 06/30/2055		5,900	5,931
6.900% due 08/12/2037	PEN	700	200
6.950% due 08/12/2031		2,241	699

			25,692

Total Peru (Cost $72,062)			73,622

PHILIPPINES 0.4%

CORPORATE BONDS & NOTES 0.3%

PLDT, Inc.
3.450% due 06/23/2050		$4,700	3,310

San Miguel Global Power Holdings Corp.
8.125% due 12/02/2029 •(j)		4,500	4,381

			7,691

SOVEREIGN ISSUES 0.1%

Philippines Government International Bonds
3.700% due 03/01/2041		5,500	4,412

Total Philippines (Cost $13,782)			12,103

POLAND 1.1%

CORPORATE BONDS & NOTES 0.1%

ORLEN SA
6.000% due 01/30/2035		$2,700	2,756

SOVEREIGN ISSUES 1.0%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		10,400	10,746
6.250% due 07/09/2054		8,400	8,325

Republic of Poland Government International Bonds
4.875% due 02/12/2030		900	920
4.875% due 10/04/2033		600	601
5.125% due 09/18/2034		400	403
5.375% due 02/12/2035 (o)		4,300	4,388
5.500% due 04/04/2053 (o)		5,100	4,737

			30,120

Total Poland (Cost $33,097)			32,876

QATAR 1.6%

CORPORATE BONDS & NOTES 1.3%

QatarEnergy
2.250% due 07/12/2031		$13,700	12,076
3.125% due 07/12/2041		8,650	6,298
3.300% due 07/12/2051		30,000	19,440

Qatarenergy LNG S3
5.838% due 09/30/2027		2,078	2,076

			39,890

SOVEREIGN ISSUES 0.3%

Global Sukuk Ventures
4.250% due 11/10/2035		8,800	8,542

Total Qatar (Cost $52,539)			48,432

ROMANIA 2.2%

SOVEREIGN ISSUES 2.2%

Romania Government International Bonds
2.124% due 07/16/2031 (o)	EUR	4,450	4,419
2.125% due 03/07/2028		500	561

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 04/19/2027	EUR	350	$400
2.875% due 04/13/2042 (o)		3,300	2,392
2.875% due 04/13/2042		1,300	942
3.375% due 01/28/2050 (o)		4,000	2,815
3.500% due 04/03/2034 (o)		900	888
3.750% due 02/07/2034 (o)		200	200
3.875% due 10/29/2035		1,800	1,762
4.625% due 04/03/2049		1,000	871
5.125% due 09/24/2031		1,600	1,837
5.250% due 05/30/2032 (o)		3,100	3,539
5.250% due 05/30/2032		1,500	1,713
5.375% due 06/07/2033 (o)		4,800	5,407
5.625% due 05/30/2037 (o)		4,200	4,574
5.625% due 05/30/2037		1,200	1,307
5.750% due 09/16/2030		$13,800	13,768
6.125% due 10/07/2037 (o)	EUR	2,900	3,253
6.375% due 09/18/2033 (o)		2,800	3,332
6.500% due 10/07/2045 (o)		3,000	3,316
6.750% due 07/11/2039 (o)		7,600	8,785

Total Romania (Cost $70,139)			66,081

RUSSIA 0.0%

SOVEREIGN ISSUES 0.0%

Russia Foreign Bonds - Eurobond
7.500% due 03/31/2030		$110	73

Total Russia (Cost $20)			73

RWANDA 0.0%

SOVEREIGN ISSUES 0.0%

Rwanda International Government Bonds
5.500% due 08/09/2031		$1,200	1,077

Total Rwanda (Cost $987)			1,077

SAUDI ARABIA 2.6%

CORPORATE BONDS & NOTES 0.7%

Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	1,915
4.250% due 04/16/2039		3,100	2,672
5.750% due 07/17/2054		3,700	3,410
5.875% due 07/17/2064		6,700	6,109
6.375% due 06/02/2055		8,900	8,868

			22,974

SOVEREIGN ISSUES 1.9%

Saudi Government International Bonds
3.450% due 02/02/2061		8,000	4,956
3.750% due 01/21/2055		4,200	2,856
4.500% due 10/26/2046		32,700	26,629
4.625% due 10/04/2047		1,400	1,155
5.000% due 01/18/2053		200	170
5.125% due 01/13/2028		21,800	22,037

			57,803

Total Saudi Arabia (Cost $89,126)			80,777

SENEGAL 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Senegal Ministry of Finance & Budget
7.944% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	4,375	3,234

SOVEREIGN ISSUES 0.5%

Senegal Government International Bonds
4.750% due 03/13/2028		7,133	5,172
5.375% due 06/08/2037		11,700	6,849
6.250% due 05/23/2033 (o)		$5,600	2,997
7.750% due 06/10/2031		1,300	752

			15,770

Total Senegal (Cost $26,730)			19,004

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 1.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	4,500	$5,100

SOVEREIGN ISSUES 0.9%

Serbia International Bonds
1.000% due 09/23/2028		500	534
1.500% due 06/26/2029		7,700	8,130
1.650% due 03/03/2033 (o)		2,400	2,260
3.125% due 05/15/2027		6,620	7,575
6.000% due 06/12/2034 (o)		$600	602
6.250% due 05/26/2028		300	306
6.500% due 09/26/2033		3,600	3,761
6.500% due 09/26/2033 (o)		3,800	3,970

			27,138

Total Serbia (Cost $31,812)			32,238

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		$1,600	1,674

Total Singapore (Cost $1,578)			1,674

SOUTH AFRICA 3.6%

CORPORATE BONDS & NOTES 1.0%

Eskom Holdings
4.314% due 07/23/2027		$9,100	8,972
6.350% due 08/10/2028		11,400	11,482
8.450% due 08/10/2028		2,800	2,936

Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,165
8.750% due 05/03/2029		5,500	5,727
8.750% due 04/10/2033 (a)		1,800	1,800

			32,082

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
10.658% due 03/02/2028 «~	ZAR	44,000	2,566

SOVEREIGN ISSUES 2.5%

Republic of South Africa Government Bonds
7.000% due 02/28/2031		14,100	781
8.500% due 01/31/2037		380,600	21,023
8.875% due 02/28/2035 (o)		580,200	33,699
9.000% due 01/31/2040		36,200	2,013

Republic of South Africa Government International Bonds
4.300% due 10/12/2028		$6,100	5,975
7.100% due 11/19/2036		1,200	1,227
7.250% due 12/11/2055		6,100	5,588
7.950% due 11/19/2054		6,300	6,234

			76,540

Total South Africa (Cost $110,293)			111,188

SOUTH KOREA 0.3%

CORPORATE BONDS & NOTES 0.3%

SK Hynix, Inc.
6.500% due 01/17/2033		$7,500	8,166

Total South Korea (Cost $7,971)			8,166

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.1%

CORPORATE BONDS & NOTES 0.1%

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% due 06/30/2032		$2,800	$2,830

Total Spain (Cost $2,800)			2,830

SRI LANKA 0.5%

SOVEREIGN ISSUES 0.5%

Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$4,066	3,741
3.350% due 03/15/2033 þ		5,188	4,342
3.600% due 05/15/2036 þ		2,009	1,796
3.600% due 02/15/2038 þ		5,221	4,626
4.000% due 04/15/2028		1,495	1,430

Total Sri Lanka (Cost $14,138)			15,935

SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%

Africa Finance Corp.
2.870% due 08/13/2031		$200	177

African Development Bank
5.875% due 05/07/2035 •(j)(k)		7,400	7,196

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	4,700	5,140

Total Supranational (Cost $13,044)			12,513

SURINAME 0.2%

SOVEREIGN ISSUES 0.2%

Suriname Government International Bonds
7.700% due 11/06/2030 (o)		$4,200	4,258
8.500% due 11/06/2035		1,500	1,548

Total Suriname (Cost $5,759)			5,806

TANZANIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

United Republic of Tanzania
7.499% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,364	2,753

Total Tanzania (Cost $2,775)			2,753

THAILAND 0.6%

CORPORATE BONDS & NOTES 0.6%

Bangkok Bank PCL
5.082% due 11/26/2035		$6,100	5,984

GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		4,600	4,475
7.125% due 03/10/2035 •(j)		2,200	2,141

PTTEP Treasury Center Co. Ltd.
2.587% due 06/10/2027		400	391

Thaioil Treasury Center Co. Ltd.
6.100% due 01/15/2031 •(j)		5,200	5,020

Total Thailand (Cost $18,523)			18,011

TRINIDAD AND TOBAGO 0.1%

CORPORATE BONDS & NOTES 0.1%

National Gas Co. of Trinidad & Tobago Ltd.
6.050% due 01/15/2036		$2,000	1,842

Trinidad Generation UnLtd.
7.750% due 06/16/2033		1,600	1,672

Total Trinidad and Tobago (Cost $3,419)			3,514

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TUNISIA 0.0%

SOVEREIGN ISSUES 0.0%

Tunisian Republic
3.280% due 08/09/2027	JPY	200,000	$1,201

Total Tunisia (Cost $1,971)			1,201

TURKEY 2.7%

CORPORATE BONDS & NOTES 0.2%

Turkcell Iletisim Hizmetleri AS
7.450% due 01/24/2030		$3,200	3,244

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		414	409

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		3,000	2,992

			6,645

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

SOCAR Turkey Enerji AS
5.558% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	7,600	8,807

Turkiye Government International Bonds
8.315% (EUR006M + 6.210%) due 04/27/2031 «~		5,700	6,879

Turkiye Vakiflar Bankasi TAO
5.150% (EUR003M + 3.000%) due 12/15/2028 «~		1,800	2,071

			17,757

SOVEREIGN ISSUES 1.9%

Hazine Mustesarligi Varlik Kiralama AS
6.750% due 09/01/2030		$4,200	4,210

Turkiye Government Bonds
39.740% (BISTREFI) due 05/20/2026 ~	TRY	13,300	299
39.740% (BISTREFI) due 08/19/2026 ~		30,100	678
39.740% (BISTREFI) due 05/17/2028 ~		294,300	6,599
40.143% (BISTREFI) due 06/16/2027 ~		137,100	3,091

Turkiye Government International Bonds
4.875% due 04/16/2043		$15,500	10,914
5.750% due 05/11/2047 (o)		34,400	25,766
6.000% due 01/14/2041		780	649

Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		2,000	2,027
7.500% due 02/06/2028		3,400	3,485

			57,718

Total Turkey (Cost $85,713)			82,120

UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bonds
0.000% due 02/01/2034 þ(h)		$4,022	1,734
0.000% due 02/01/2035 þ(h)		1,192	553
4.000% due 02/01/2032 þ		14,673	10,638
4.500% due 02/01/2029 þ(o)		3,800	2,679
4.500% due 02/01/2034 þ		4,632	2,483
4.500% due 02/01/2034 þ(o)		10,800	5,789
4.500% due 02/01/2035 þ		3,131	1,647
4.500% due 02/01/2036 þ		4,886	2,521

Total Ukraine (Cost $24,135)			28,044

UNITED ARAB EMIRATES 2.3%

CORPORATE BONDS & NOTES 1.7%

Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$4,100	3,638
5.500% due 05/08/2034		7,400	7,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		$18,300	$15,783

DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		4,600	4,399

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		12,000	11,667

DP World Ltd.
4.700% due 09/30/2049 (o)		500	394
5.625% due 09/25/2048		1,050	941
6.850% due 07/02/2037		1,850	1,960

MDGH GMTN RSC Ltd.
2.875% due 11/07/2029		2,000	1,868
5.084% due 05/22/2053		1,500	1,322
5.875% due 05/01/2034		800	830

Ruwais Power Co. PJSC
6.000% due 08/31/2036		420	420

			50,720

SOVEREIGN ISSUES 0.6%

Abu Dhabi Government International Bonds
3.125% due 05/03/2026		6,900	6,896
5.500% due 04/30/2054		10,900	10,457

Emirate of Dubai Government International Bonds
3.900% due 09/09/2050		400	275

Finance Department Government of Sharjah
4.375% due 03/10/2051		2,950	1,960

			19,588

Total United Arab Emirates (Cost $74,879)			70,308

UNITED KINGDOM 1.6%

CORPORATE BONDS & NOTES 1.4%

Antofagasta PLC
6.250% due 05/02/2034		$3,200	3,344

Azule Energy Finance PLC
8.250% due 01/22/2031		3,100	3,134

Fresnillo PLC
4.250% due 10/02/2050		3,000	2,279

ICBC Standard Bank PLC
20.000% due 12/13/2029 «	UZS	66,634,000	5,464

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	695	662

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$20,070	15,716

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	120	153

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		519	752

Ukraine Railways Via Rail Capital Markets PLC
8.250% due 07/09/2026 ^(c)		$3,901	3,062

Vedanta Resources Finance II PLC
9.125% due 10/15/2032		5,500	5,538
9.475% due 07/24/2030		1,300	1,318
9.850% due 04/24/2033		1,400	1,438

			42,860

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding 6 PLC
4.594% due 01/17/2059 •	GBP	2,026	2,683

Canada Square Funding PLC
5.408% (SONIO/N + 1.663%) due 06/17/2058 ~		186	248

Rochester Financing No. 3 PLC
4.445% due 12/18/2044 •		1,331	1,760

			4,691

Total United Kingdom (Cost $45,584)			47,551

30	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 7.4%

ASSET-BACKED SECURITIES 0.3%

Aames Mortgage Investment Trust
4.273% due 04/25/2036 •	$602	$580

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.843% due 11/25/2034 •	59	59

Argent Securities Trust
4.093% due 07/25/2036 •	497	456

C-BASS Trust
3.084% due 01/25/2037 þ	6,434	1,747

Countrywide Asset-Backed Certificates Trust
4.273% due 02/25/2037 •	868	854
4.918% due 11/25/2035 •	1,342	1,338

GSAA Home Equity Trust
6.502% due 11/25/2036 þ	937	339

Home Equity Asset Trust
5.143% due 02/25/2033 •	42	41

MASTR Asset-Backed Securities Trust
4.493% due 09/25/2034 •	120	105

Morgan Stanley ABS Capital I, Inc. Trust
4.558% due 01/25/2035 •	23	23
4.588% due 03/25/2034 •	1,516	1,644

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •	220	58
6.000% due 02/25/2037 ~	47	26

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.093% due 07/25/2036 •	256	243

Option One Mortgage Loan Trust
4.013% due 04/25/2037 •	475	331
4.013% due 05/25/2037 •	192	116

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.573% due 09/25/2035 •	1,600	1,493

Saxon Asset Securities Trust
4.103% due 09/25/2037 •	166	162

Soundview Home Loan Trust
4.693% due 10/25/2037 •	597	474

		10,089

CORPORATE BONDS & NOTES 1.6%

Azul Secured Finance LLP
9.875% due 02/15/2031	4,800	4,395

Beignet Investor LLC
6.581% due 05/30/2049	21,680	22,307

Credit Suisse AG AT1 Claim	2,000	700

Oracle Corp.
5.700% due 02/04/2036	5,100	4,906
6.700% due 02/04/2056	5,100	4,737

Rio Oil Finance Trust
8.200% due 04/06/2028	2,303	2,375
9.750% due 01/06/2027	988	1,010

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (f)	4,179	3,197

VB DPR Finance Co.
6.833% due 03/15/2035 «(m)	6,100	6,166

		49,793

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

Castlelake LP
2.950% due 05/12/2031 «~	3,930	3,683

Ecopetrol SA
TBD% due 12/18/2027 «	10,000	9,900
7.500% (TSFR3M + 3.800%) due 04/12/2029 «~	10,000	10,040

Republic of Angola Ministry of Finance
9.398% (TSFR3M + 5.750%) due 02/16/2027 «~	4,700	4,708

		28,331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%

Adjustable Rate Mortgage Trust
4.757% due 11/25/2035 ~	$52	$37

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ	1,366	1,363

Banc of America Funding Trust
6.388% due 04/25/2037 þ	73	62

Bank
4.407% due 11/15/2061 ~	3,200	3,192

BCAP LLC Trust
4.077% due 05/26/2037 ~	1,662	1,502

Bear Stearns ARM Trust
4.335% due 02/25/2036 ~	24	22
4.991% due 01/25/2035 ~	3	3

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,481
4.261% due 10/10/2051	4,100	4,071

CHL Mortgage Pass-Through Trust
4.135% due 02/25/2047 ~	32	29
4.147% due 03/25/2037 ~	27	23
4.592% due 09/25/2047 ~	17	15

CIM Trust
5.500% due 08/25/2064 ~	4,790	4,804

Citigroup Mortgage Loan Trust, Inc.
4.957% due 07/25/2046 ~	28	27
5.840% due 09/25/2035 •	6	6

CitiMortgage Alternative Loan Trust
4.443% due 10/25/2036 •	385	304

Countrywide Alternative Loan Trust
4.143% due 05/25/2036 •	454	164
4.433% due 11/25/2035 •	68	63
5.750% due 03/25/2037 •	78	38
6.250% due 11/25/2036	50	36

CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	141	37
6.672% due 06/25/2036 þ	191	47

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	467	262

CSMC Trust
0.938% due 05/25/2066 ~	3,022	2,499
1.756% due 10/25/2066 ~	1,554	1,376
2.000% due 01/25/2060 ~	1,448	1,285
3.629% due 11/30/2037 ~	476	441

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	73	63

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	43	38
6.386% due 10/25/2036 þ	43	38

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	4,525	4,524

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •	100	80

HarborView Mortgage Loan Trust
5.498% due 08/19/2036 ~	2	2

Impac CMB Trust
4.433% due 03/25/2035 •	53	53

IndyMac INDA Mortgage Loan Trust
3.354% due 11/25/2037 ~	423	349
3.469% due 08/25/2036 ~	90	69

IndyMac INDX Mortgage Loan Trust
3.417% due 06/25/2036 ~	68	59
3.606% due 10/25/2035 ~	60	48
4.093% due 06/25/2037 •	101	31
4.153% due 02/25/2037 •	337	328

JP Morgan Mortgage Trust
4.730% due 11/25/2035 ~	21	16
5.428% due 08/25/2035 ~	1	1

JP Morgan Resecuritization Trust
2.500% due 03/25/2056	36	35

Legacy Mortgage Asset Trust
3.000% due 09/25/2059 ~	605	580

Lehman XS Trust
4.173% due 09/25/2046 •	1,284	1,185
4.293% due 08/25/2037 •	1,792	1,772

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
4.153% due 12/25/2036 •	$12	$12

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •	130	10

RALI Trust
6.000% due 09/25/2036	614	493
6.500% due 07/25/2037	203	167

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~	16	11

STARM Mortgage Loan Trust
4.506% due 10/25/2037 ~	225	201

Structured Adjustable Rate Mortgage Loan Trust
4.243% due 09/25/2036 ~	106	71
4.348% due 11/25/2035 ~	14	13
5.549% due 10/25/2037 •	50	46

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	568	14

Tib Finance PLC
7.111% due 11/15/2034 «(m)	2,500	2,438

WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~	65	54
3.534% due 01/25/2037 ~	51	45
3.649% due 04/25/2037 ~	37	34
4.108% due 12/25/2036 ~	108	100
4.163% due 05/25/2034 •	48	45
4.365% due 03/25/2036 ~	655	600

Wells Fargo Mortgage-Backed Securities Trust
6.771% due 10/25/2036 ~	121	117

		36,931

U.S. GOVERNMENT AGENCIES 0.8%

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	6,200	5,850
4.500% due 05/01/2056	6,200	5,978
5.000% due 05/01/2056	6,500	6,403
5.500% due 05/01/2056	7,650	7,675

		25,906

U.S. TREASURY OBLIGATIONS 2.6%

U.S. Treasury Bonds
1.750% due 08/15/2041 (q)	11,700	7,826
3.250% due 05/15/2042 (q)(s)	7,700	6,347
4.375% due 08/15/2043 (s)	500	472
4.875% due 08/15/2045 (q)(s)	7,030	7,008

U.S. Treasury Notes
4.000% due 02/28/2030 (q)(s)	8,300	8,332
4.250% due 08/15/2035 (q)(s)	50,530	50,349

		80,334

	SHARES
WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(m)	3	0

Total United States (Cost $240,061)		231,384

	PRINCIPAL AMOUNT (000S)
URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%

Oriental Republic of Uruguay
5.250% due 09/10/2060	$7,300	6,654

Uruguay Government International Bonds
5.100% due 06/18/2050	200	184
5.442% due 02/14/2037	2,900	2,964

Total Uruguay (Cost $10,316)		9,802

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UZBEKISTAN 0.5%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,500	$1,590
21.000% due 07/24/2027	UZS	27,460,000	2,404

Uzbekneftegaz JSC
4.750% due 11/16/2028		$2,900	2,778

			6,772

SOVEREIGN ISSUES 0.3%

Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	4,900	5,716
5.375% due 02/20/2029		$3,400	3,367

			9,083

Total Uzbekistan (Cost $14,949)			15,855

VENEZUELA 1.6%

CORPORATE BONDS & NOTES 1.0%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$73,839	24,722
5.500% due 04/12/2037 ^(c)		2,863	964
6.000% due 11/15/2026 ^(c)		5,150	1,772
9.750% due 05/17/2035 ^(c)		7,990	3,338

			30,796

SOVEREIGN ISSUES 0.6%

Venezuela Government International Bonds
6.000% due 12/09/2049 ^(c)		120	46
7.000% due 03/31/2038 ^(c)		27,840	11,484
9.250% due 09/15/2027 ^(c)		2,490	1,195
9.250% due 05/07/2028 ^(c)		8,890	4,089
11.750% due 10/21/2026 ^(c)		460	238
11.950% due 08/05/2031 ^(c)		2,770	1,427

			18,479

Total Venezuela (Cost $59,041)			49,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIETNAM 0.0%

SOVEREIGN ISSUES 0.0%

Vietnam Government International Bonds
5.500% due 03/12/2028 þ(o)		$990	$954

Total Vietnam (Cost $968)			954

VIRGIN ISLANDS (BRITISH) 0.1%

CORPORATE BONDS & NOTES 0.1%

Gerdau Trade, Inc.
5.750% due 06/09/2035		$3,200	3,244

Total Virgin Islands (British) (Cost $3,198)			3,244

ZAMBIA 0.2%

SOVEREIGN ISSUES 0.2%

Zambia Government International Bonds
0.500% due 12/31/2053		$7,600	5,021

Total Zambia (Cost $5,340)			5,021

		SHARES
SHORT-TERM INSTRUMENTS 5.0%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (l)		1,866,627	1,867

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (n) 3.1%

			94,828

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (f)(g)	EGP	5,500	88

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NIGERIA TREASURY BILLS 1.2%
25.053% due 04/07/2026 - 01/28/2027 (e)(f)(g)	NGN	56,973,993	$37,993

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (e)(f)(g)	ZAR	109,200	6,289

TURKEY TREASURY BILLS 0.3%
38.691% due 04/07/2026 (e)(f)(g)	TRY	375,000	8,376

U.S. TREASURY BILLS 0.1%
3.676% due 05/26/2026 - 07/21/2026 (e)(f)(q)(s)		$2,457	2,441

Total Short-Term Instruments (Cost $149,580)			151,882

Total Investments in Securities (Cost $3,178,450)			3,157,718

		SHARES
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%

PIMCO Short-Term Floating NAV Portfolio III		12,208,609	118,900

Total Short-Term Instruments (Cost $118,899)			118,900

Total Investments in Affiliates (Cost $118,899)			118,900

Total Investments 106.8% (Cost $3,297,349)			$3,276,618

Financial Derivative Instruments (p)(r) 0.1% (Cost or Premiums, net $(14,085))			2,990

Other Assets and Liabilities, net (6.9)%			(212,033)

Net Assets 100.0%			$3,067,575

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	Coupon represents a 7-Day Yield.

32	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(m) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Congolese International Bonds 9.875% due 11/07/2032	02/20/2026	$3,042	$3,004	0.10%
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031	12/30/2025	164	129	0.00
Drillco Holdings Luxembourg SA	06/08/2023	3,095	3,559	0.12
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	2,500	2,438	0.08
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	6,100	6,166	0.20

		$14,901	$15,296	0.50%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.500%	12/11/2025	TBD	(2)	EUR 4,546	Romania Government International Bonds 1.380% due 12/02/2029	$(5,192)	$5,255	$5,280
	6.800	03/30/2026	TBD	(2)	ZAR 493,904	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(32,777)	29,188	29,199
JPS	3.670	03/26/2026	04/02/2026		$ 33,878	U.S. Treasury Bonds 3.375% due 11/15/2048	(6,563)	33,878	33,899
						U.S. Treasury Notes 2.625% - 4.125% due 02/15/2029 -02/15/2034	(27,480)
	3.680	03/26/2026	04/02/2026		20,414	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,426)	20,414	20,426
						U.S. Treasury Notes 3.875% due 12/31/2027	(16,068)
MEI	1.650	01/28/2026	TBD	(2)	EUR 5,271	Romania Government International Bonds 1.380% due 12/02/2029	(5,919)	6,093	6,111

Total Repurchase Agreements							$(98,425)	$94,828	$94,915

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BPS	3.870%	02/11/2026	TBD	(4)		$(8,395)	$(8,439)
BRC	2.000	06/11/2025	TBD	(4)	EUR	(478)	(562)
	2.050	02/11/2026	TBD	(4)		(2,592)	(3,004)
	3.250	03/10/2026	TBD	(4)		$(5,358)	(5,369)
	3.500	12/12/2025	TBD	(4)		(1,638)	(1,655)
	3.500	02/20/2026	TBD	(4)		(442)	(443)
	3.650	12/12/2025	TBD	(4)		(781)	(789)
	3.700	02/11/2026	TBD	(4)		(3,183)	(3,199)
	3.800	12/12/2025	TBD	(4)		(571)	(578)
	3.860	02/11/2026	TBD	(4)		(7,711)	(7,752)
	3.870	02/11/2026	TBD	(4)		(3,356)	(3,374)
	6.700	03/30/2026	TBD	(4)	ZAR	(493,904)	(29,199)
MBC	2.120	02/04/2026	TBD	(4)	EUR	(18,364)	(21,296)
MYI	(1.250)	12/12/2025	TBD	(4)		$(274)	(273)
	2.000	03/11/2026	TBD	(4)		(4,332)	(4,337)
	2.050	01/26/2026	TBD	(4)	EUR	(179)	(208)
	2.050	02/11/2026	TBD	(4)		(1,594)	(1,848)
	2.120	02/04/2026	TBD	(4)		(4,774)	(5,536)
	2.140	02/11/2026	TBD	(4)		(6,095)	(7,066)
	2.150	02/04/2026	TBD	(4)		(3,020)	(3,503)
	2.700	12/12/2025	TBD	(4)		$(704)	(710)
	3.000	02/20/2026	TBD	(4)		(6,217)	(6,238)
	3.100	01/13/2026	TBD	(4)		(3,104)	(3,125)
	3.150	12/12/2025	TBD	(4)		(420)	(424)
	3.250	03/30/2026	04/10/2026			(1,243)	(1,244)
	3.450	12/12/2025	TBD	(4)		(154)	(156)
	3.490	03/30/2026	04/10/2026			(3,609)	(3,609)
	3.600	12/12/2025	TBD	(4)		(5,141)	(5,198)
	3.750	02/11/2026	TBD	(4)		(4,211)	(4,232)
	3.850	02/11/2026	TBD	(4)		(4,708)	(4,732)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
NOM	3.450%	12/12/2025	TBD	(4)		$(2,805)	$(2,835)
	3.500	03/17/2026	TBD	(4)		(4,508)	(4,514)
	3.570	12/12/2025	TBD	(4)		(3,329)	(3,365)
	3.600	12/12/2025	TBD	(4)		(1,491)	(1,507)
	3.750	12/12/2025	TBD	(4)		(6,415)	(6,488)
	3.800	12/12/2025	TBD	(4)		(1,759)	(1,779)
SCX	1.500	01/29/2026	TBD	(4)		(1,224)	(1,228)
	1.950	06/11/2025	TBD	(4)	EUR	(321)	(377)
	3.000	12/12/2025	TBD	(4)		$(1,658)	(1,673)
	3.250	12/12/2025	TBD	(4)		(539)	(541)
	3.880	12/12/2025	TBD	(4)		(2,760)	(2,793)
	3.880	12/12/2025	TBD	(4)		(5,285)	(5,348)

Total Reverse Repurchase Agreements							$(170,546)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
Romania (0.4)%
Sovereign Issues (0.4)%
Romania Government International Bonds	1.375%	12/02/2029	EUR 10,700	$(12,544)	$(11,120)

United States (1.7)%
U.S. Treasury Obligations (1.7)%
U.S. Treasury Bonds	2.250%	05/15/2041	$ 6,000	(4,186)	(4,426)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,563)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,806)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,068)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(297)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,376)

Total United States				(53,565)	(54,536)

Total Short Sales (2.1)%				$(66,109)	$(65,656)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BPS	$0	$(8,439)	$0	$0	$(8,439)	$8,601	$162
BRC	34,479	(55,924)	0	0	(21,445)	18,504	(2,941)
JPS	54,325	0	0	0	54,325	(54,537)	(212)
MBC	0	(21,296)	0	0	(21,296)	20,937	(359)
MEI	6,111	0	0	0	6,111	(5,919)	192
MYI	0	(52,439)	0	0	(52,439)	53,957	1,518
NOM	0	(20,488)	0	0	(20,488)	22,138	1,650
SCX	0	(11,960)	0	0	(11,960)	12,519	559

Master Securities Forward Transaction Agreement
BCY	0	0	0	(37,160)	(37,160)	0	(37,160)
GSC	0	0	0	(17,376)	(17,376)	0	(17,376)
JML	0	0	0	(11,120)	(11,120)	0	(11,120)

Total Borrowings and Other Financing Transactions	$94,915	$(170,546)	$0	$(65,656)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(12,108)	$(12,108)
Sovereign Issues	0	(4,853)	0	(153,585)	(158,438)

Total Borrowings	$0	$(4,853)	$0	$(165,693)	$(170,546)

Payable for reverse repurchase agreements					$(170,546)

34	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(o)	Securities with an aggregate market value of $170,117 and cash of $4,630 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(92,575) at a weighted average interest rate of 3.795%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(669) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Future June Futures	06/2026	27	$3,629	$(155)	$44	$0
Short Euro-BTP Italy Government Bond June Futures	06/2026	1,907	233,315	(1,084)	595	0
U.S. Treasury 2-Year Note June Futures	06/2026	1,942	402,859	(2,972)	152	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,356	146,692	(2,133)	191	0
U.S. Treasury 10-Year Note June Futures	06/2026	4,120	457,513	(8,106)	965	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	477	55,600	(1,268)	104	0

				$(15,718)	$2,051	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability

Euro-Bobl June Futures	06/2026	104	$(13,876)	$260	$0	$(55)
Euro-Bund June Futures	06/2026	324	(46,958)	1,256	0	(341)
Euro-Buxl 30-Year Bond June Futures	06/2026	32	(4,078)	49	0	(75)
Euro-Oat June Futures	06/2026	4	(549)	17	0	(5)
Euro-Schatz June Futures	06/2026	846	(103,408)	1,002	5	(137)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	56	(6,357)	145	0	(17)

				$2,729	$5	$(630)

Total Futures Contracts				$(12,989)	$2,056	$(630)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Oracle Corp.	1.000%	Quarterly	06/20/2027	0.649%	$15,000	$57	$11	$68	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$	7,000	$400	$(443)	$(43)	$0	$(39)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028		12,400	528	(454)	74	54	0
CDX.EM-44 5-Year Index	(1.000)	Quarterly	12/20/2030		33,100	507	136	643	0	(151)
CDX.EM-HY44 5-Year Index	(1.000)	Quarterly	12/20/2030		24,000	1,098	181	1,279	0	(118)
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028		2,600	(31)	(13)	(44)	0	(3)
CDX.IG-42 5-Year Index	(1.000)	Quarterly	06/20/2029		9,100	(208)	46	(162)	0	(12)
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029		18,200	(413)	79	(334)	0	(29)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030		5,200	(104)	9	(95)	0	(9)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		6,400	(141)	25	(116)	0	(13)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		1,500	(25)	(1)	(26)	0	(3)

						$1,611	$(435)	$1,176	$54	$(377)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$7,250	$(289)	$(14)	$(303)	$39	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$	22,300	$(1,340)	$754	$(586)	$5	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,000	11	(127)	(116)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		9,500	70	(95)	(25)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		58,095	182	(528)	(346)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		8,440	(15)	66	51	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		26,400	(1,385)	810	(575)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		67,300	(1,487)	146	(1,341)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		17,500	248	102	350	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		92,017	300	613	913	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,000	(146)	80	(66)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		21,200	(1,089)	973	(116)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		3,600	101	(82)	19	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		3,300	46	(404)	(358)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		2,300	(8)	2	(6)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		2,600	(10)	4	(6)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	98	86	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	140	123	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	181	160	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	16	13	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	83	74	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	66	58	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	69	62	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	52	47	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	31	28	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	73	68	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	194	(100)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	202	(766)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	132	209	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	95	27	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,700	487	(194)	293	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,700	516	89	605	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		11,200	(77)	179	102	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	48	43	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(41)	48	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	173	149	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	80	132	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	124	243	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(17)	(19)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	(603)	(3,026)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,800	(654)	(112)	(766)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		19,300	2,746	305	3,051	71	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(25)	(8)	(33)	0	(2)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	20	20	0	(8)
Receive	1-Year BRL-CDI	12.716	Maturity	01/02/2029		600	1	2	3	0	(1)
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029		20,100	(17)	(41)	(58)	23	0
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		47,700	0	126	126	0	(55)
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029		48,400	0	(89)	(89)	56	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		110,400	(30)	(360)	(390)	0	(27)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		12,100	0	(18)	(18)	16	0
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		61,300	34	(165)	(131)	82	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		79,900	1	(56)	(55)	107	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		30,300	0	(15)	(15)	40	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		14,200	0	0	0	19	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	46,300	64	108	172	11	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		46,300	0	(32)	(32)	0	(8)
Pay	3-Month PLN-WIBOR	4.678	Annual	03/11/2036		13,200	0	(45)	(45)	0	(14)
Pay	3-Month PLN-WIBOR	4.655	Annual	03/16/2036		14,700	0	(59)	(59)	0	(15)
Pay	3-Month PLN-WIBOR	4.828	Annual	03/17/2036		6,500	0	(3)	(3)	0	(7)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	100,200	0	(61)	(61)	15	0

36	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	5.511%	Semi-Annual	11/13/2033	CLP	4,946,700	$0	$(132)	$(132)	$8	$0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(104)	(104)	0	(8)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	(27)	220	14	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	(105)	(113)	34	0
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		389,200	(41)	(740)	(781)	25	0
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	(216)	(281)	15	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		42,000	0	43	43	0	(3)
Receive	6-Month CZK-PRIBOR	3.328	Annual	05/09/2030		430,000	0	442	442	0	(32)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		635,300	292	334	626	0	(49)
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		773,200	510	(949)	(439)	59	0
Pay	6-Month CZK-PRIBOR	3.636	Annual	02/09/2031		105,700	0	(156)	(156)	8	0
Pay	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		546,300	361	(838)	(477)	41	0
Pay	6-Month CZK-PRIBOR	4.480	Annual	03/11/2036		34,600	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	105	94	10	0
Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,000	328	(134)	194	27	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		16,100	223	155	378	0	(81)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	85	76	17	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		78,900	1,455	1,415	2,870	0	(697)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		12,300	(227)	(83)	(310)	137	0
Pay	6-Month HUF-BBR	5.935	Annual	05/08/2030	HUF	8,439,000	(63)	(335)	(398)	132	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		2,704,800	85	238	323	0	(47)
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030		4,739,500	0	435	435	0	(83)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		1,438,000	0	127	127	0	(25)
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030		268,500	0	22	22	0	(5)
Pay	6-Month HUF-BBR	7.050	Annual	03/11/2036		1,847,000	0	(22)	(22)	57	0
Pay	6-Month HUF-BBR	7.020	Annual	03/16/2036		2,455,600	0	(45)	(45)	76	0
Pay	6-Month HUF-BBR	6.910	Annual	03/19/2036		1,341,500	0	(56)	(56)	41	0
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(51)	(51)	0	(3)
Pay	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	704	668	59	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		330,900	(8)	(170)	(178)	0	(63)
Pay	28-Day MXN-TIIE	8.280	Lunar	03/06/2036		41,900	0	(31)	(31)	10	0
Pay(6)	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		29,100	16	(21)	(5)	7	0

							$(1,965)	$2,966	$1,001	$1,389	$(1,614)

Total Swap Agreements							$(586)	$2,528	$1,942	$1,489	$(1,991)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,056	$1,489	$3,545	$0	$ (630)	$ (1,991)	$ (2,621)

(q)

Securities with an aggregate market value of $22,135 and cash of $22,628 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(r) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026		$280	CAD	383	$0	$(4)

BOA	04/2026	BRL	13		$2	0	0
	04/2026	DOP	53,178		860	2	(14)
	04/2026	INR	2,237,384		23,785	0	(23)
	04/2026		$2	BRL	12	0	0
	04/2026		23,785	INR	2,233,388	0	(199)
	04/2026		1,024	TRY	46,164	7	0
	05/2026	DOP	7,852		$121	0	(8)
	06/2026	ILS	357		116	2	0
	06/2026	PEN	6,600		1,951	61	0
	06/2026		$2	BRL	13	0	0
	08/2026	ZAR	63,221		$3,571	0	(129)

BPS	04/2026	BRL	100,400		18,990	0	(393)
	04/2026	ILS	318		103	2	0
	04/2026	INR	1,366,481		14,635	204	0
	04/2026	PHP	8,933		150	3	0
	04/2026	PLN	288		80	2	0
	04/2026		$19,121	BRL	100,400	262	0
	04/2026		76	ILS	241	1	0
	04/2026		20,742	INR	1,937,494	0	(125)
	04/2026	ZAR	146,288		$8,638	5	0
	05/2026	ILS	240		76	0	(1)
	05/2026		$22,599	INR	2,140,270	114	0
	05/2026		1,656	KWD	505	0	(24)
	06/2026	IDR	7,247,266		$431	5	0
	06/2026		$869	KWD	265	0	(11)
	07/2026		1,309		400	0	(16)
	06/2027		615		186	0	(9)
	05/2029	KWD	2,427		$8,344	399	0
	07/2029		579		1,991	95	0
	05/2030		1,747		6,015	273	0
	08/2030		311		1,049	25	0
	01/2031		1,724		5,809	127	0

BRC	04/2026	PLN	282		78	2	0
	04/2026	TRY	1,133,363		24,615	0	(385)
	04/2026		$7,545	TRY	344,363	69	0
	04/2026	ZAR	200,806		$12,271	420	0
	05/2026	TRY	612,405		13,163	0	(63)
	05/2026		$4,936	TRY	229,114	7	0
	07/2026	COP	15,940,937		$4,199	0	(31)

BSH	04/2026	BRL	27,900		4,912	0	(474)
	04/2026		$5,345	BRL	27,900	41	0
	04/2026		5,764	GBP	4,330	0	(33)
	04/2026		424	JPY	67,677	3	0
	04/2026		194	PLN	702	0	(5)
	05/2026	GBP	4,330		$5,764	33	0
	05/2026	JPY	67,473		424	0	(2)

CBK	04/2026	BRL	40,982		7,852	0	(60)
	04/2026	COP	2,233,506		584	0	(24)
	04/2026	CZK	34,548		1,618	0	(10)
	04/2026	EUR	8,290		9,625	43	0
	04/2026	INR	4,159,665		44,958	854	0
	04/2026		$7,846	BRL	40,982	66	0
	04/2026		1,786	EUR	1,544	0	(1)
	04/2026		1,195	GBP	900	0	(4)
	04/2026		49,743	INR	4,613,633	0	(824)
	04/2026		30	PHP	1,784	0	0
	04/2026		1	THB	24	0	0

38	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	PEN	19,804		$5,806	$130	$0
	05/2026		$219	NGN	340,375	22	0
	06/2026	COP	83,187,963		$22,025	0	(251)
	06/2026	ILS	11		4	0	0
	06/2026	PHP	1,792		29	0	0
	07/2026	COP	5,136,253		1,345	0	(22)
	07/2026		$398	EGP	20,237	0	(51)
	07/2026		246	KZT	132,492	21	0
	08/2026	COP	36,355,617		$9,563	0	(33)
	08/2026	INR	2,206,282		23,537	446	0
	11/2026	NGN	357,437		219	0	(20)

DUB	04/2026	AUD	1,746		1,208	4	0
	04/2026	CNH	2,463		356	0	(1)
	04/2026	CZK	14,037		665	4	0
	04/2026	HUF	475,029		1,414	0	(13)
	04/2026	ILS	642		207	3	0
	04/2026	INR	34,952		374	4	0
	04/2026	KZT	166,039		341	0	(4)
	04/2026	SGD	976		764	5	0
	04/2026		$738	CNH	5,055	0	(4)
	04/2026		11	EGP	540	0	(1)
	04/2026		27	INR	2,531	0	0
	05/2026		1,208	AUD	1,746	0	(4)
	05/2026		356	CNH	2,457	2	0
	05/2026		764	SGD	974	0	(5)
	06/2026	COP	12,520,859		$3,360	7	0
	06/2026	KZT	298,845		580	0	(30)
	06/2026	PKR	51,912		180	0	(5)
	07/2026		$3,939	KZT	2,124,079	339	0
	08/2026		1,266	EGP	63,824	0	(183)
	08/2026		105	INR	9,912	0	(2)
	09/2026	PKR	307,827		$1,033	0	(50)
	11/2026	UZS	12,366,845		947	0	(14)
	12/2026		56,264,481		4,330	0	(33)

FAR	04/2026	CHF	789		1,022	36	0
	04/2026	GBP	5,230		7,068	145	0
	04/2026	JPY	26,397		169	3	0
	04/2026	PLN	314		87	2	0
	04/2026		$1,218	AUD	1,728	0	(26)
	04/2026		989	CHF	788	0	(3)
	04/2026		528	JPY	84,264	3	0
	05/2026	CHF	785		$989	3	0
	05/2026	ILS	400		126	0	(1)
	05/2026	JPY	84,009		528	0	(3)
	06/2026	ILS	254		82	1	0
	08/2026	PEN	6,802		2,012	69	0

GLM	04/2026	BRL	192,606		35,844	0	(1,340)
	04/2026	HUF	286,318		837	0	(23)
	04/2026	ILS	345		111	1	0
	04/2026	INR	1,004,149		10,741	137	0
	04/2026	MYR	62		16	0	0
	04/2026		$36,580	BRL	192,606	603	0
	05/2026	DOP	140,188		$2,191	0	(114)
	05/2026		$337	EGP	17,755	0	(24)
	06/2026	BRL	95,635		$17,760	0	(461)
	06/2026	DOP	106,855		1,719	0	(32)
	06/2026		$7	BRL	38	0	0
	06/2026		335	MXN	5,963	0	(4)
	07/2026	COP	151,795		$40	0	0
	07/2026	DOP	36,713		598	0	(1)
	07/2026		$7	BRL	35	0	0
	08/2026	DOP	212,842		$3,400	0	(61)
	09/2026		172,672		2,886	87	0

IND	04/2026	EUR	285,904		337,591	7,129	0

JPM	04/2026	CNH	2,591		374	0	(2)
	04/2026	CZK	8,504		399	0	(2)
	04/2026	HUF	1,396,528		4,187	0	(9)
	04/2026	INR	31,231		334	4	0
	04/2026	MXN	100,600		5,618	12	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$15	INR	1,412	$0	$0
	04/2026		778	SGD	981	0	(15)
	04/2026	ZAR	655,033		$39,172	522	(9)
	05/2026		$374	CNH	2,585	2	0
	06/2027	UZS	821,581		$61	0	0

MBC	04/2026	JPY	28,579		184	4	0
	04/2026	NOK	333		35	0	0
	04/2026		$12	AUD	17	0	0
	04/2026		8,473	COP	31,370,058	62	0
	04/2026		2	EGP	98	0	0
	04/2026		31,836	EUR	27,646	121	(3)
	04/2026		235	JPY	37,553	2	0
	04/2026		9,001	KRW	13,172,794	0	(242)
	04/2026		197	NOK	1,925	2	0
	05/2026	JPY	37,439		$235	0	(2)
	05/2026	NOK	1,925		197	0	(2)
	07/2026	COP	32,096,032		8,473	0	(55)
	10/2026	EGP	86,335		1,663	233	0
	10/2026	ZAR	39,792		2,236	0	(81)

MYI	10/2026		$2,089	AZN	3,737	66	0
	10/2027		4,178		7,687	0	(3)

NGF	04/2026	NOK	1,593		$166	1	0
	05/2026		$20,397	TRY	941,799	0	(45)

SCX	04/2026	CAD	383		$277	1	0
	04/2026	JPY	20,760		133	2	0
	04/2026		$383	EGP	18,745	0	(46)
	04/2026		8	INR	758	0	0
	04/2026		1,007	KZT	528,123	94	0
	04/2026		986	TWD	31,469	0	(3)
	05/2026		277	CAD	383	0	(1)
	05/2026		944	EGP	50,093	0	(61)
	05/2026		397	GHS	4,347	0	(8)
	06/2026	COP	6,371,368		$1,696	0	(10)
	07/2026		6,178,217		1,604	0	(37)
	07/2026		$3,176	KZT	1,713,170	279	0

SOG	04/2026	EUR	3,859		$4,566	106	0
	04/2026	JPY	114,505		736	14	0
	04/2026	UGX	117,975		33	2	0
	04/2026		$2,648	EGP	129,290	0	(315)
	04/2026		310,268	EUR	268,863	497	0
	05/2026	EUR	268,863		$310,753	0	(486)
	05/2026		$3,563	EGP	174,020	0	(502)
	06/2026	EGP	8,137		$150	9	0
	06/2026	ILS	240		78	1	0
	06/2026	PEN	28,059		8,328	296	0
	07/2026		10,941		3,238	110	0

UAG	04/2026	COP	89,339,372		23,329	0	(977)
	04/2026	CZK	17,185		818	9	0
	04/2026	PLN	387		107	3	0
	04/2026	TRY	106,432		2,304	0	(39)
	04/2026		$15,601	COP	58,003,373	180	0
	04/2026		113	PLN	406	0	(3)
	06/2026	COP	72,731,481		$19,240	0	(235)
	06/2026	ILS	349		113	2	0

Total Forward Foreign Currency Contracts						$14,969	$(8,884)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.550%	05/20/2026	173,952	$334	$594

Total Purchased Options						$334	$594

40	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.750%	05/20/2026	434,880	$(334)	$(511)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
UAG	Call - OTC USD versus TRY	TRY	49.650	04/17/2026	22,899	$(339)	$(78)

Total Written Options						$(673)	$(589)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.676%	$1,700	$118	$(34)	$84	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.530	2,200	72	(90)	0	(18)
	Panama Government International Bonds	(1.000)	Quarterly	12/20/2029	0.972	2,200	76	(79)	0	(3)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2028	0.605	23,000	(348)	104	0	(244)
BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.530	900	30	(37)	0	(7)
BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	1,300	87	(23)	64	0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.530	900	24	(31)	0	(7)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	19,800	(219)	342	123	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.169	6,400	(16)	98	82	0
CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	3,300	224	(62)	162	0
GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.730	3,700	28	(60)	0	(32)
	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.676	100	7	(2)	5	0
JPM	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.730	2,400	15	(35)	0	(20)
MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	5,900	(68)	105	37	0

							$30	$196	$557	$(331)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$100	$2	$0	$2	$0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.159	1,000	(37)	31	0	(6)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.130	200	(27)	11	0	(16)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226	1,800	10	1	11	0
	Egypt Government International Bonds	1.000	Quarterly	12/20/2026	3.020	4,400	(37)	(25)	0	(62)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	800	7	(5)	2	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2031	0.942	600	(25)	27	2	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	2,600	(18)	0	0	(18)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.812	1,000	(116)	(14)	0	(130)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.588	4,100	(809)	782	0	(27)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2035	3.759	15,800	(2,590)	(372)	0	(2,962)
BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	800	13	1	14	0
	Benin Government International Bonds	1.000	Quarterly	12/20/2035	2.186	5,500	(541)	56	0	(485)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.676	5,700	(386)	419	33	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
	Brazil Government International Bonds	1.000%	Quarterly	06/20/2035	2.130%	$500	$(69)	$29	$0	$(40)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.275	2,500	(46)	69	23	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2029	1.609	2,000	(79)	43	0	(36)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329	8,400	47	(32)	15	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533	4,200	(4)	38	34	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	10,000	31	(12)	19	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2029	0.583	2,000	19	7	26	0
	Philippines Government International Bonds	1.000	Quarterly	06/20/2031	0.910	8,500	18	21	39	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.762	2,000	(177)	186	9	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2028	1.104	2,600	(224)	219	0	(5)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.588	300	(59)	57	0	(2)
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	3,400	(33)	59	26	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	2,700	32	5	37	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	2.625	1,500	(51)	46	0	(5)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2030	1.291	900	(125)	114	0	(11)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226	10,100	96	(36)	60	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.275	10,700	(204)	301	97	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.591	7,100	167	(39)	128	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	4,300	7	(2)	5	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.424	500	(16)	16	0	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	1.025	37,000	34	(65)	0	(31)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2026	1.449	10,100	(35)	6	0	(29)
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733	1,400	(15)	3	0	(12)
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.791	1,800	(267)	160	0	(107)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281	7,000	52	(38)	14	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2030	0.804	8,600	149	(74)	75	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	5,600	(35)	(4)	0	(39)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2027	2.469	10,000	(173)	(65)	0	(238)
	Romania Government International Bonds	1.000	Quarterly	12/20/2029	1.318	2,800	(122)	92	0	(30)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750	23,400	330	(95)	235	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.564	300	(20)	4	0	(16)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716	2,700	(269)	98	0	(171)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.887	10,000	(475)	(292)	0	(767)
BSS	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	3,900	(546)	599	53	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	5,878	(434)	514	80	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	2.625	250	(9)	8	0	(1)
	Benin Government International Bonds	1.000	Quarterly	06/20/2028	3.205	500	(34)	11	0	(23)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.676	700	(51)	55	4	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.159	1,000	(37)	31	0	(6)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	11,500	15	0	15	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2026	1.424	1,275	(42)	41	0	(1)
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.836	1,050	(133)	62	0	(71)
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.543	2,900	(186)	127	0	(59)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	2,300	78	3	81	0

42	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Israel Government International Bonds	1.000%	Quarterly	06/20/2027	0.387%		$11,200	$(64)	$150	$86	$0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2030	0.915		1,000	(19)	23	4	0
	Panama Government International Bonds	1.000	Quarterly	06/20/2026	0.516		4,300	8	(2)	6	0
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.059		500	(17)	16	0	(1)
	Peru Government International Bonds	1.000	Quarterly	06/20/2030	0.723		1,100	(7)	19	12	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.588		1,900	(377)	364	0	(13)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716		10,000	(924)	289	0	(635)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	14,000	0	601	601	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.791		800	(131)	84	0	(47)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	1,930	0	11	11	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—	♦	1,294	0	7	7	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2026	0.684		300	(5)	5	0	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		300	(13)	14	1	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371		600	(62)	66	4	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980		3,999	(556)	611	55	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.159		7,100	(327)	286	0	(41)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226		9,400	91	(36)	55	0
	Emirate of Abu Dhabi Government International Bonds	1.000	Quarterly	06/20/2027	0.318		8,000	115	(47)	68	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.306		1,400	0	3	3	0
	Oman Government International Bonds	1.000	Quarterly	06/20/2030	0.812		15,000	(358)	473	115	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2030	0.551		5,000	46	43	89	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750		27,700	410	(132)	278	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.810		12,600	244	(137)	107	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716		12,100	(1,290)	521	0	(769)
JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980		800	11	0	11	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.159		3,200	(80)	61	0	(19)
	Cameroon Government International Bonds	1.000	Quarterly	12/20/2026	6.103		1,000	(25)	(10)	0	(35)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.275		4,500	(80)	121	41	0
	Cote D’ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.836		525	(66)	30	0	(36)
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178		6,700	221	14	235	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.370		2,800	(7)	46	39	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.812		300	(35)	(4)	0	(39)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	2.564		4,900	(338)	83	0	(255)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716		2,700	(300)	129	0	(171)
MEI	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	2.716		2,700	(277)	106	0	(171)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371		3,500	44	(18)	26	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980		18,525	(982)	1,235	253	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.226		6,600	38	1	39	0
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.543		1,000	(67)	47	0	(20)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581		1,400	(27)	40	13	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669		1,400	(15)	27	12	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	2.936		190	(50)	37	0	(13)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.281		11,400	14	8	22	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.244		2,200	32	(19)	13	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728		3,000	(134)	141	7	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	1.588		2,700	(534)	516	0	(18)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYI	Peru Government International Bonds	1.000%	Quarterly	06/20/2026	0.281%	$1,200	$10	$(8)	$2	$0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.810	10,000	142	(57)	85	0

							$(13,190)	$8,940	$3,439	$(7,689)

Total Swap Agreements							$(13,160)	$9,136	$3,996	$(8,020)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(4)	$0	$0	$(4)	$(4)	$0	$(4)
BOA	72	0	101	173	(373)	0	(3,486)	(3,859)	(3,686)	3,469	(217)
BPS	1,517	0	212	1,729	(579)	0	(575)	(1,154)	575	(10)	565
BRC	498	0	946	1,444	(479)	0	(1,463)	(1,942)	(498)	281	(217)
BSH	77	0	0	77	(514)	0	0	(514)	(437)	0	(437)
BSS	0	0	53	53	0	0	0	0	53	247	300
CBK	1,582	0	450	2,032	(1,300)	0	(810)	(2,110)	(78)	0	(78)
DUB	368	0	620	988	(349)	0	(47)	(396)	592	(913)	(321)
FAR	262	0	0	262	(33)	0	0	(33)	229	503	732
GLM	828	0	0	828	(2,060)	0	0	(2,060)	(1,232)	937	(295)
GST	0	594	779	1,373	0	(511)	(842)	(1,353)	20	(40)	(20)
IND	7,129	0	0	7,129	0	0	0	0	7,129	(9,760)	(2,631)
JPM	540	0	326	866	(37)	0	(575)	(612)	254	(610)	(356)
MBC	424	0	0	424	(385)	0	0	(385)	39	301	340
MEI	0	0	0	0	0	0	(171)	(171)	(171)	289	118
MYC	0	0	422	422	0	0	(51)	(51)	371	(290)	81
MYI	66	0	87	153	(3)	0	0	(3)	150	(260)	(110)
NGF	1	0	0	1	(45)	0	0	(45)	(44)	0	(44)
SCX	376	0	0	376	(166)	0	0	(166)	210	(260)	(50)
SOG	1,035	0	0	1,035	(1,303)	0	0	(1,303)	(268)	291	23
UAG	194	0	0	194	(1,254)	(78)	0	(1,332)	(1,138)	1,540	402

Total Over the Counter	$14,969	$594	$3,996	$19,559	$(8,884)	$(589)	$(8,020)	$(17,493)

(s)

Securities with an aggregate market value of $6,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

44	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,056	$2,056
Swap Agreements	0	100	0	0	1,389	1,489

	$0	$100	$0	$0	$3,445	$3,545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,969	$0	$14,969
Purchased Options	0	594	0	0	0	594
Swap Agreements	0	3,996	0	0	0	3,996

	$0	$4,590	$0	$14,969	$0	$19,559

	$0	$4,690	$0	$14,969	$3,445	$23,104

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$630	$630
Swap Agreements	0	377	0	0	1,614	1,991

	$0	$377	$0	$0	$2,244	$2,621

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,884	$0	$8,884
Written Options	0	511	0	78	0	589
Swap Agreements	0	8,020	0	0	0	8,020

	$0	$8,531	$0	$8,962	$0	$17,493

	$0	$8,908	$0	$8,962	$2,244	$20,114

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17,865	$17,865
Swap Agreements	0	(1,007)	0	0	(2,078)	(3,085)

	$0	$(1,007)	$0	$0	$15,787	$14,780

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32,846)	$0	$(32,846)
Purchased Options	0	(710)	0	0	0	(710)
Written Options	0	716	0	2,552	0	3,268
Swap Agreements	0	5,719	0	0	0	5,719

	$0	$5,725	$0	$(30,294)	$0	$(24,569)

	$0	$4,718	$0	$(30,294)	$15,787	$(9,789)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(21,001)	$(21,001)
Swap Agreements	0	789	0	0	895	1,684

	$0	$789	$0	$0	$(20,106)	$(19,317)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,113	$0	$9,113
Purchased Options	0	260	0	0	0	260
Written Options	0	(177)	0	995	0	818
Swap Agreements	0	4,290	0	0	0	4,290

	$0	$4,373	$0	$10,108	$0	$14,481

	$0	$5,162	$0	$10,108	$(20,106)	$(4,836)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Angola
Corporate Bonds & Notes	$0	$12,565	$0	$12,565
Sovereign Issues	0	24,587	0	24,587
Argentina
Corporate Bonds & Notes	0	10,493	0	10,493
Sovereign Issues	0	103,355	0	103,355
Armenia
Sovereign Issues	0	6,144	0	6,144
Azerbaijan
Loan Participations and Assignments	0	0	1,900	1,900
Bahrain
Sovereign Issues	0	28,059	0	28,059
Benin
Sovereign Issues	0	4,828	0	4,828
Bermuda
Corporate Bonds & Notes	0	2,910	0	2,910
Bolivia
Sovereign Issues	0	2,500	0	2,500
Bosnia-Herze.
Sovereign Issues	0	3,833	0	3,833
Brazil
Corporate Bonds & Notes	0	38,897	0	38,897
Sovereign Issues	0	24,068	0	24,068
Bulgaria
Sovereign Issues	0	9,893	0	9,893
Cameroon
Sovereign Issues	0	7,375	0	7,375
Canada
Corporate Bonds & Notes	0	1,922	0	1,922
Cayman Islands
Asset-Backed Securities	0	1,276	0	1,276
Convertible Bonds & Notes	0	138	0	138
Corporate Bonds & Notes	0	46,788	6,399	53,187
Loan Participations and Assignments	0	0	4,965	4,965
Chile
Corporate Bonds & Notes	0	46,332	0	46,332
Sovereign Issues	0	33,356	0	33,356
China
Common Stocks	67	23	0	90
Colombia
Corporate Bonds & Notes	0	10,403	0	10,403
Sovereign Issues	0	145,847	0	145,847
Congo
Sovereign Issues	0	4,085	0	4,085
Costa Rica
Sovereign Issues	0	26,045	0	26,045
Czech Republic
Corporate Bonds & Notes	0	8,644	0	8,644
Dominican Republic
Sovereign Issues	0	84,239	0	84,239
Ecuador
Corporate Bonds & Notes	0	3,230	0	3,230
Sovereign Issues	0	37,676	0	37,676
Egypt
Sovereign Issues	0	86,802	0	86,802
El Salvador
Corporate Bonds & Notes	0	7,904	0	7,904
Sovereign Issues	0	7,405	0	7,405
France
Corporate Bonds & Notes	0	6,950	0	6,950
Gabon
Sovereign Issues	0	2,739	0	2,739
Georgia
Corporate Bonds & Notes	0	190	0	190
Germany
Loan Participations and Assignments	0	6,092	0	6,092

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Ghana
Sovereign Issues	$0	$20,356	$0	$20,356
Guatemala
Sovereign Issues	0	35,418	0	35,418
Honduras
Sovereign Issues	0	1,350	0	1,350
Hong Kong
Corporate Bonds & Notes	0	6,103	0	6,103
Hungary
Sovereign Issues	0	43,222	0	43,222
India
Corporate Bonds & Notes	0	22,591	0	22,591
Indonesia
Corporate Bonds & Notes	0	76,772	0	76,772
Sovereign Issues	0	42,931	0	42,931
Ireland
Corporate Bonds & Notes	0	1,837	0	1,837
Loan Participations and Assignments	0	0	9,372	9,372
Sovereign Issues	0	11,889	0	11,889
Israel
Corporate Bonds & Notes	0	16,578	0	16,578
Sovereign Issues	0	2,189	0	2,189
Italy
Sovereign Issues	0	1,566	0	1,566
Ivory Coast
Loan Participations and Assignments	0	0	11,618	11,618
Sovereign Issues	0	26,817	0	26,817
Jamaica
Corporate Bonds & Notes	0	1,486	0	1,486
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,016	0	4,016
Jordan
Sovereign Issues	0	5,317	0	5,317
Kazakhstan
Corporate Bonds & Notes	0	18,328	0	18,328
Sovereign Issues	0	8,587	0	8,587
Kenya
Loan Participations and Assignments	0	0	2,230	2,230
Sovereign Issues	0	26,618	0	26,618
Kuwait
Sovereign Issues	0	15,535	0	15,535
Latvia
Sovereign Issues	0	4,641	0	4,641
Lebanon
Sovereign Issues	0	5,541	0	5,541
Luxembourg
Common Stocks	0	0	4,964	4,964
Corporate Bonds & Notes	0	49,793	0	49,793
Sovereign Issues	0	72,065	0	72,065
Macedonia
Sovereign Issues	0	9,409	0	9,409
Malaysia
Corporate Bonds & Notes	0	19,265	0	19,265
Mexico
Corporate Bonds & Notes	0	123,499	0	123,499
Sovereign Issues	0	119,822	0	119,822
Mongolia
Sovereign Issues	0	3,997	0	3,997
Morocco
Corporate Bonds & Notes	0	18,914	0	18,914
Netherlands
Corporate Bonds & Notes	0	15,119	0	15,119
Loan Participations and Assignments	0	0	5,868	5,868
Nigeria
Corporate Bonds & Notes	0	12,853	0	12,853
Loan Participations and Assignments	0	3,373	0	3,373
Sovereign Issues	0	41,807	0	41,807

46	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Oman
Corporate Bonds & Notes	$0	$7,103	$0	$7,103
Sovereign Issues	0	19,417	0	19,417
Pakistan
Sovereign Issues	0	31,560	0	31,560
Panama
Corporate Bonds & Notes	0	6,672	0	6,672
Sovereign Issues	0	42,556	0	42,556
Paraguay
Sovereign Issues	0	20,516	0	20,516
Peru
Corporate Bonds & Notes	0	47,930	0	47,930
Sovereign Issues	0	25,692	0	25,692
Philippines
Corporate Bonds & Notes	0	7,691	0	7,691
Sovereign Issues	0	4,412	0	4,412
Poland
Corporate Bonds & Notes	0	2,756	0	2,756
Sovereign Issues	0	30,120	0	30,120
Qatar
Corporate Bonds & Notes	0	39,890	0	39,890
Sovereign Issues	0	8,542	0	8,542
Romania
Sovereign Issues	0	66,081	0	66,081
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	1,077	0	1,077
Saudi Arabia
Corporate Bonds & Notes	0	22,974	0	22,974
Sovereign Issues	0	57,803	0	57,803
Senegal
Loan Participations and Assignments	0	0	3,234	3,234
Sovereign Issues	0	15,770	0	15,770
Serbia
Loan Participations and Assignments	0	0	5,100	5,100
Sovereign Issues	0	27,138	0	27,138
Singapore
Corporate Bonds & Notes	0	1,674	0	1,674
South Africa
Corporate Bonds & Notes	1,800	30,282	0	32,082
Loan Participations and Assignments	0	0	2,566	2,566
Sovereign Issues	0	76,540	0	76,540
South Korea
Corporate Bonds & Notes	0	8,166	0	8,166
Spain
Corporate Bonds & Notes	0	2,830	0	2,830
Sri Lanka
Sovereign Issues	0	15,935	0	15,935
Supranational
Corporate Bonds & Notes	0	12,513	0	12,513
Suriname
Sovereign Issues	0	5,806	0	5,806
Tanzania
Loan Participations and Assignments	0	0	2,753	2,753
Thailand
Corporate Bonds & Notes	0	18,011	0	18,011
Trinidad and Tobago
Corporate Bonds & Notes	0	3,514	0	3,514
Tunisia
Sovereign Issues	0	1,201	0	1,201
Turkey
Corporate Bonds & Notes	0	6,645	0	6,645
Loan Participations and Assignments	0	0	17,757	17,757
Sovereign Issues	0	57,718	0	57,718
Ukraine
Sovereign Issues	0	28,044	0	28,044
United Arab Emirates
Corporate Bonds & Notes	0	50,720	0	50,720
Sovereign Issues	0	19,588	0	19,588

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
United Kingdom
Corporate Bonds & Notes	$0	$37,396	$5,464	$42,860
Non-Agency Mortgage-Backed Securities	0	4,691	0	4,691
United States
Asset-Backed Securities	0	10,089	0	10,089
Corporate Bonds & Notes	0	43,627	6,166	49,793
Loan Participations and Assignments	0	0	28,331	28,331
Non-Agency Mortgage-Backed Securities	0	34,493	2,438	36,931
U.S. Government Agencies	0	25,906	0	25,906
U.S. Treasury Obligations	0	80,334	0	80,334
Uruguay
Sovereign Issues	0	9,802	0	9,802
Uzbekistan
Corporate Bonds & Notes	0	6,772	0	6,772
Sovereign Issues	0	9,083	0	9,083
Venezuela
Corporate Bonds & Notes	0	30,796	0	30,796
Sovereign Issues	0	18,479	0	18,479
Vietnam
Sovereign Issues	0	954	0	954
Virgin Islands (British)
Corporate Bonds & Notes	0	3,244	0	3,244
Zambia
Sovereign Issues	0	5,021	0	5,021
Short-Term Instruments
Mutual Funds	1,867	0	0	1,867
Repurchase Agreements	0	94,828	0	94,828
Egypt Treasury Bills	0	88	0	88
Nigeria Treasury Bills	0	37,993	0	37,993
South Africa Treasury Bills	0	6,289	0	6,289
Turkey Treasury Bills	0	8,376	0	8,376
U.S. Treasury Bills	0	2,441	0	2,441

	$3,734	$3,032,859	$121,125	$3,157,718

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$118,900	$0	$0	$118,900

Total Investments	$122,634	$3,032,859	$121,125	$3,276,618

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,120)	0	(11,120)
U.S. Treasury Obligations	0	(54,536)	0	(54,536)

	$0	$(65,656)	$0	$(65,656)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	644	2,901	0	3,545
Over the counter	0	18,940	619	19,559

	$644	$21,841	$619	$23,104

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(613)	(2,008)	0	(2,621)
Over the counter	0	(17,493)	0	(17,493)

	$(613)	$(19,501)	$0	$(20,114)

Total Financial Derivative Instruments	$31	$2,340	$619	$2,990

Totals	$122,665	$2,969,543	$121,744	$3,213,952

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO Emerging Markets Bond Fund	(Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$1,900	$0	$0	$0	$0	$0	$0	$1,900	$0
Cayman Islands(3)
Corporate Bonds & Notes	0	6,434	0	0	0	(35)	0	0	6,399	(35)
Loan Participations and Assignments	4,980	0	0	0	0	(15)	0	0	4,965	(15)
Ireland
Loan Participations and Assignments	8,741	0	0	10	0	621	0	0	9,372	622
Ivory Coast
Loan Participations and Assignments	15,980	1,132	(6,774)	(4)	261	1,023	0	0	11,618	813
Kenya
Loan Participations and Assignments	2,661	0	(450)	5	2	12	0	0	2,230	8
Luxembourg
Common Stocks	5,436	0	0	0	0	(472)	0	0	4,964	(472)
Netherlands
Common Stocks	14	0	0	0	0	(14)	0	0	0	0
Loan Participations and Assignments	5,811	0	0	45	0	12	0	0	5,868	12
Senegal
Loan Participations and Assignments	4,710	0	(719)	1	43	(801)	0	0	3,234	(889)
Serbia
Loan Participations and Assignments	5,566	5,242	(6,291)	6	906	(329)	0	0	5,100	(149)
South Africa
Loan Participations and Assignments	3,564	0	(1,312)	11	150	153	0	0	2,566	179
Tanzania
Loan Participations and Assignments	3,592	0	(1,088)	4	(21)	266	0	0	2,753	183
Turkey
Loan Participations and Assignments	8,468	0	0	(92)	0	575	8,806	0	17,757	574
United Arab Emirates
Loan Participations and Assignments	3,058	0	(3,054)	(9)	(36)	41	0	0	0	0
United Kingdom
Corporate Bonds & Notes	6,013	5,551	(6,667)	302	22	243	0	0	5,464	(87)
United States
Corporate Bonds & Notes	6,224	0	0	0	0	(58)	0	0	6,166	(58)
Loan Participations and Assignments	9,152	24,625	(5,482)	(1)	0	37	0	0	28,331	(2)
Non-Agency Mortgage-Backed Securities	2,448	0	0	0	0	(10)	0	0	2,438	(9)

	$96,418	$44,884	$(31,837)	$278	$1,327	$1,249	$8,806	$0	$121,125	$675

Financial Derivative Instruments - Assets
Over the counter	$892	$0	$(35)	$0	$0	$(238)	$0	$0	$619	$(204)

Totals	$97,310	$44,884	$(31,872)	$278	$1,327	$1,011	$8,806	$0	$121,744	$471

48	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,900	Recent transaction	Purchase price	100.000	—
Cayman Islands
Corporate Bonds & Notes	6,399	Discounted Cash Flow	Discount Rate	6.918	—
Loan Participations and Assignments	4,965	Discounted Cash Flow	Discount Rate	7.537	—
Ireland
Loan Participations and Assignments	9,372	Discounted Cash Flow	Discount Rate	4.744	—
Ivory Coast
Loan Participations and Assignments	11,618	Discounted Cash Flow	Discount Rate	5.964	—
Kenya
Loan Participations and Assignments	2,230	Discounted Cash Flow	Discount Rate	10.213	—
Luxembourg
Common Stocks	4,964	Indicative Market Quotation	Broker Quote	$23.000	—
Netherlands
Loan Participations and Assignments	5,868	Discounted Cash Flow	Discount Rate	8.726	—
Senegal
Loan Participations and Assignments	3,234	Discounted Cash Flow	Discount Rate	48.991	—
Serbia
Loan Participations and Assignments	5,100	Discounted Cash Flow	Discount Rate	10.401	—
South Africa
Loan Participations and Assignments	2,566	Discounted Cash Flow	Discount Rate	12.687	—
Tanzania
Loan Participations and Assignments	2,753	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	8,950	Discounted Cash Flow	Discount Rate	5.677-7.347	6.961
	8,807	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	5,464	Proxy pricing	Base Price	100.000	—
United States
Corporate Bonds & Notes	6,166	Discounted Cash Flow	Discount Rate	6.601	—
Loan Participations and Assignments	4,708	Discounted Cash Flow	Discount Rate	9.483	—
	3,683	Indicative Market Quotation	Broker Quote	95.500	—
	19,940	Recent transaction	Purchase price	99.000-100.396	99.703
Non-Agency Mortgage-Backed Securities	2,438	Discounted Cash Flow	Discount Rate	6.273	—

Financial Derivative Instruments - Assets
Over the counter	619	Indicative Market Quotation	Broker Quote	0.192-4.267	4.148

Total	$121,744

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country updated from United States to Cayman Islands since prior fiscal year end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.4%

ANGOLA 0.3%

SOVEREIGN ISSUES 0.3%

Angola Government International Bonds
9.375% due 03/31/2033		$200	$198

Total Angola (Cost $200)			198

ARGENTINA 1.9%

CORPORATE BONDS & NOTES 1.9%

Pampa Energia SA
7.750% due 11/14/2037		$100	101
7.875% due 12/16/2034		100	103

Telecom Argentina SA
8.500% due 01/20/2036		300	299

Transportadora de Gas del Sur SA
7.750% due 11/20/2035		100	102

Vista Energy Argentina SAU
7.625% due 12/10/2035		200	203

YPF SA
8.250% due 01/17/2034		200	204
9.500% due 01/17/2031		100	105

			1,117

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		4	3

Total Argentina (Cost $1,105)			1,120

AUSTRALIA 0.5%

CORPORATE BONDS & NOTES 0.5%

Woodside Finance Ltd.
6.000% due 05/19/2035		$300	313

Total Australia (Cost $312)			313

BERMUDA 1.0%

CORPORATE BONDS & NOTES 1.0%

Digicel International Finance Ltd./Difl U.S. LLC
8.625% due 08/01/2032		$200	204

Golar LNG Ltd.
7.500% due 10/02/2030		200	202

Li & Fung Ltd.
8.375% due 02/05/2029		200	202

Total Bermuda (Cost $602)			608

BRAZIL 2.5%

CORPORATE BONDS & NOTES 2.5%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	7,000	395

Braskem Netherlands Finance BV
4.500% due 01/31/2030		$200	93

CSN Inova Ventures
6.750% due 01/28/2028		200	147

Petrobras Global Finance BV
5.125% due 09/10/2030		200	196
6.250% due 01/10/2036		200	196

Suzano Netherlands BV
5.500% due 01/15/2036		200	194

Unigel Luxembourg SA (11.000% Cash or 12.000% PIK)
11.000% due 12/31/2028 (b)		484	14

Unigel Luxembourg SA (13.500% Cash or 15.000% PIK)
13.500% due 12/31/2027 ^(b)(c)		222	13

Vale SA
0.000% due 12/29/2049 ~(i)	BRL	2,910	246

			1,494

	SHARES	MARKET VALUE (000S)
WARRANTS 0.0%

OAS SA - Exp. 05/16/2039 «(l)	131,712	$0

Total Brazil (Cost $2,051)		1,494

	PRINCIPAL AMOUNT (000S)
CANADA 0.7%

CORPORATE BONDS & NOTES 0.7%

First Quantum Minerals Ltd.
6.375% due 02/15/2036	$200	193

Ivanhoe Mines Ltd.
7.875% due 01/23/2030	200	202

Total Canada (Cost $400)		395

CAYMAN ISLANDS 9.7%

CONVERTIBLE BONDS & NOTES 0.5%

Alibaba Group Holding Ltd.
0.000% due 09/15/2032 (f)	$100	97

Baidu, Inc.
0.000% due 03/12/2032 (f)	200	183

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (f)	47	0
0.000% due 12/31/2027 (f)	58	0
0.000% due 12/31/2028 (f)	93	0
0.000% due 12/31/2029 (f)	93	0
0.000% due 12/31/2030 (f)	116	0
0.000% due 12/31/2031 (f)	116	0
0.000% due 12/31/2032 (f)	220	0

		280

CORPORATE BONDS & NOTES 9.2%

Avilease Capital Ltd.
4.750% due 11/12/2030	300	292

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	300	298

Emaar Sukuk Ltd.
3.635% due 09/15/2026	450	446

Energuate Trust 2 0
6.350% due 09/15/2035	400	392

Esic Sukuk Ltd.
5.831% due 02/14/2029	300	300

Foxconn Far East Ltd.
1.875% due 08/25/2028	300	277

FWD Group Holdings Ltd.
5.836% due 09/22/2035	300	298

Gol Finance, Inc.
14.375% due 06/06/2030	100	89

Greentown China Holdings Ltd.
8.450% due 02/24/2028	200	202

IHS Holding Ltd.
8.250% due 11/29/2031	200	205

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027	10	1

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)	78	1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)	131	0

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)	158	0

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)	238	1

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)	33	4

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (b)	54	1

KFH Sukuk Co.
5.376% due 01/14/2030	200	201

Melco Resorts Finance Ltd.
5.750% due 07/21/2028	600	588

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QNB Finance Ltd.
4.875% due 01/30/2029		$300	$299

Sands China Ltd.
4.375% due 06/18/2030		200	193
5.400% due 08/08/2028		350	353

Sobha Sukuk Ltd.
7.996% due 02/19/2029		200	184

SRC Sukuk Ltd.
5.000% due 02/27/2028		300	300

VB DPR Finance Co.
6.239% due 09/15/2035 «(l)		300	281

Wynn Macau Ltd.
6.750% due 02/15/2034		250	244

			5,450

Total Cayman Islands (Cost $6,003)			5,730

CHILE 4.5%

CORPORATE BONDS & NOTES 4.5%

AES Andes SA
6.300% due 03/15/2029		$200	205

Banco de Chile
2.990% due 12/09/2031		300	272

Banco Santander Chile
4.550% due 11/20/2030		700	691

Caja de Compensacion de Asignacion Familiar de Los Andes
7.000% due 07/30/2029		200	207

Chile Electricity PEC SpA
0.000% due 01/25/2028 (f)		611	556

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027		23	23

Engie Energia Chile SA
6.375% due 04/17/2034		200	208

Inversiones CMPC SA
6.700% due 12/09/2057 •		200	196

Latam Airlines Group SA
7.625% due 01/07/2031		300	304

Total Chile (Cost $2,646)			2,662

		SHARES
CHINA 0.0%

COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd. (d)		694,727	8

Total China (Cost $0)			8

		PRINCIPAL AMOUNT (000S)
COLOMBIA 3.5%

CORPORATE BONDS & NOTES 2.8%

Banco Davivienda SA
8.125% due 07/02/2035 •(j)		$300	304

Ecopetrol SA
5.875% due 05/28/2045		350	258
8.875% due 01/13/2033		300	316

Grupo Nutresa SA
9.000% due 05/12/2035		700	780

			1,658

SOVEREIGN ISSUES 0.7%

Colombia TES
11.000% due 08/22/2029	COP	170,000	43
11.750% due 01/24/2035		1,517,900	376

			419

Total Colombia (Cost $2,199)			2,077

50	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CZECH REPUBLIC 0.8%

CORPORATE BONDS & NOTES 0.8%

Czechoslovak Group AS
6.500% due 01/10/2031		$200	$204

EPH Financing International AS
6.651% due 11/13/2028	EUR	200	245

Total Czech Republic (Cost $422)			449

DOMINICAN REPUBLIC 0.7%

SOVEREIGN ISSUES 0.7%

Dominican Republic International Bonds
11.250% due 09/15/2035	DOP	24,000	429

Total Dominican Republic (Cost $423)			429

ECUADOR 0.8%

CORPORATE BONDS & NOTES 0.5%

Corp. Quiport SA
9.000% due 12/15/2037		$300	323

SOVEREIGN ISSUES 0.3%

Ecuador Government International Bonds
9.250% due 01/29/2039		200	197

Total Ecuador (Cost $500)			520

EGYPT 1.1%

SOVEREIGN ISSUES 1.1%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	6,800	122
21.954% due 03/04/2028		30,200	541

Total Egypt (Cost $725)			663

GERMANY 0.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~		$298	262

Total Germany (Cost $295)			262

GUATEMALA 0.5%

CORPORATE BONDS & NOTES 0.5%

Industrial Subordinated Trust 2 0
6.550% due 04/15/2036 •		$300	300

Total Guatemala (Cost $299)			300

HONG KONG 1.5%

CORPORATE BONDS & NOTES 1.5%

Far East Horizon Ltd.
5.875% due 03/05/2028		$400	400

Fortune Star BVI Ltd.
6.800% due 09/09/2029		300	284

Lenovo Group Ltd.
3.421% due 11/02/2030		200	189

Total Hong Kong (Cost $861)			873

HUNGARY 0.4%

CORPORATE BONDS & NOTES 0.4%

OTP Bank Nyrt
8.750% due 05/15/2033 •		$200	209

Total Hungary (Cost $211)			209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 5.4%

CORPORATE BONDS & NOTES 5.4%

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		$262	$240

IIFL Finance Ltd.
8.750% due 07/24/2028		200	203

Muthoot Finance Ltd.
5.750% due 08/04/2030		300	288
7.125% due 02/14/2028		200	201

Power Finance Corp. Ltd.
3.750% due 12/06/2027		300	296

REC Ltd.
5.625% due 04/11/2028		300	305

Reliance Industries Ltd.
2.875% due 01/12/2032		300	270

Renew Treasury Ifsc Pvt Ltd.
6.500% due 02/02/2031		300	292

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries
4.500% due 07/14/2028		250	236

Sammaan Capital Ltd.
9.700% due 07/03/2027		200	204

Wipro IT Services LLC
1.500% due 06/23/2026		700	695

Total India (Cost $3,295)			3,230

INDONESIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Freeport Indonesia PT
6.200% due 04/14/2052		$200	194

Indika Energy Tbk. PT
8.750% due 05/07/2029		250	247

Total Indonesia (Cost $404)			441

IRELAND 0.7%

CORPORATE BONDS & NOTES 0.3%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 ^«(c)(j)		$900	54

CIMA Finance DAC
2.950% due 09/05/2029		127	118

			172

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	200	231

Total Ireland (Cost $1,232)			403

ISLE OF MAN 0.6%

CORPORATE BONDS & NOTES 0.6%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$400	387

Total Isle of Man (Cost $366)			387

ISRAEL 2.4%

CORPORATE BONDS & NOTES 2.4%

Bank Hapoalim BM
3.255% due 01/21/2032 •(j)		$200	198
5.252% due 01/14/2033		300	296

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(j)		200	206

Energean Israel Finance Ltd.
5.375% due 03/30/2028		200	193

Israel Electric Corp. Ltd.
4.250% due 08/14/2028		200	196

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leviathan Bond Ltd.
6.500% due 06/30/2027		$150	$150

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031		200	198

Total Israel (Cost $1,408)			1,437

IVORY COAST 1.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Republic of Cote d’Ivoire
5.185% (EUR006M + 3.050%) due 03/05/2027 «~	EUR	500	581

Total Ivory Coast (Cost $533)			581

JERSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	100	115

Total Jersey, Channel Islands (Cost $118)			115

KAZAKHSTAN 1.0%

CORPORATE BONDS & NOTES 1.0%

Kaspi.KZ JSC
6.250% due 03/26/2030		$300	303

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		300	277

Total Kazakhstan (Cost $557)			580

LUXEMBOURG 2.2%

CORPORATE BONDS & NOTES 1.8%

Consolidated Energy Finance SA
12.000% due 02/15/2031		$200	197

MHP Lux SA
10.500% due 07/28/2029		200	202

Millicom International Cellular SA
4.500% due 04/27/2031		500	456

Nova Securitisation SARL
5.750% due 02/03/2031		200	194

			1,049

SOVEREIGN ISSUES 0.4%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		250	252

Total Luxembourg (Cost $1,301)			1,301

MAURITIUS 0.3%

CORPORATE BONDS & NOTES 0.3%

India Cleantech Energy
4.700% due 08/10/2026		$185	184

Total Mauritius (Cost $185)			184

		SHARES
MEXICO 5.7%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(d)		172,487	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 5.7%

Alpek SAB de CV
3.250% due 02/25/2031		$200	168

Banco Mercantil del Norte SA
5.875% due 01/24/2027 •(i)(j)		200	198

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125% due 01/18/2033 •(j)	$200	$194
5.250% due 09/10/2029	600	604

Corp. Inmobiliaria Vesta SAB de CV
5.500% due 01/30/2033	200	194

FIBRA Prologis
5.500% due 11/26/2035	200	193
5.625% due 01/14/2038	200	191

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250% due 01/31/2041	297	298

Grupo Televisa SAB
5.000% due 05/13/2045	200	124
5.250% due 05/24/2049	200	123

Industrias Penoles SAB de CV
4.750% due 08/06/2050	300	243

Orbia Advance Corp. SAB de CV
2.875% due 05/11/2031	200	163

Sigma Foods SAB de CV
6.875% due 03/25/2044	200	211

Trust 2401
6.390% due 01/15/2050	300	274

Trust Fibra Uno
7.700% due 01/23/2032	200	211

		3,389

Total Mexico (Cost $4,661)		3,389

MOROCCO 0.8%

CORPORATE BONDS & NOTES 0.8%

OCP SA
6.875% due 04/25/2044	$500	500

Total Morocco (Cost $482)		500

	SHARES
NETHERLANDS 2.6%

COMMON STOCKS 0.0%

Stichting Administratiekantoor (d)	1,831	0

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.3%

Ardshinbank CJSC Via Dilijan Finance BV
6.600% due 01/22/2031	$300	296

Prosus NV
4.987% due 01/19/2052	300	229

Teva Pharmaceutical Finance Netherlands III BV
4.100% due 10/01/2046	500	371

Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)
15.000% due 12/31/2044 ^(b)(c)	394	8

Veon Midco BV
3.375% due 11/25/2027	500	475

		1,379

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~	200	199

Total Netherlands (Cost $1,671)		1,578

PANAMA 0.6%

CORPORATE BONDS & NOTES 0.6%

Telecomunicaciones Digitales SA
4.500% due 01/30/2030	$400	377

Total Panama (Cost $365)		377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 5.2%

CORPORATE BONDS & NOTES 4.7%

Banco de Credito del Peru SA
5.800% due 03/10/2035 •		$300	$297
6.450% due 07/30/2035 •		300	303

Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031		500	493

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	500	153
10.100% due 12/15/2043		500	156

InRetail Shopping Malls
5.650% due 10/16/2032		$400	389

Marcobre SAC
5.750% due 01/22/2036		300	290

Niagara Energy SAC
5.746% due 10/03/2034		300	299

Peru LNG SRL
5.375% due 03/22/2030		267	260

Petroleos del Peru SA
5.625% due 06/19/2047		200	140

			2,780

SOVEREIGN ISSUES 0.5%

Fondo MIVIVIENDA SA
5.400% due 03/31/2031		200	200

Peru Government Bonds
7.300% due 08/12/2033	PEN	400	126

			326

Total Peru (Cost $3,083)			3,106

PHILIPPINES 1.2%

CORPORATE BONDS & NOTES 1.2%

Petron Corp.
5.950% due 04/19/2026 •(i)		$200	200

San Miguel Global Power Holdings Corp.
8.375% due 10/20/2030 •(i)		300	295
8.750% due 06/12/2029 •(i)		200	197

Total Philippines (Cost $667)			692

POLAND 0.7%

CORPORATE BONDS & NOTES 0.7%

ORLEN SA
6.000% due 01/30/2035		$400	408

Total Poland (Cost $402)			408

QATAR 0.7%

CORPORATE BONDS & NOTES 0.7%

Nakilat, Inc.
6.067% due 12/31/2033		$211	211

Qatarenergy LNG S3
5.838% due 09/30/2027		74	74
6.332% due 09/30/2027		112	112

Total Qatar (Cost $414)			397

RUSSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)		$800	48

Total Russia (Cost $803)			48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SAUDI ARABIA 1.0%

CORPORATE BONDS & NOTES 1.0%

Saudi Arabian Oil Co.
4.750% due 06/02/2030		$200	$198
6.000% due 02/02/2056		400	378

Total Saudi Arabia (Cost $594)			576

SINGAPORE 1.7%

CORPORATE BONDS & NOTES 1.7%

Cathaylife Singapore Pte. Ltd.
5.950% due 07/05/2034		$200	208

GLP Pte. Ltd.
9.750% due 05/20/2028		400	328

Medco Cypress Tree Pte. Ltd.
8.625% due 05/19/2030		250	258

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		200	209

Total Singapore (Cost $1,086)			1,003

SOUTH AFRICA 3.2%

CORPORATE BONDS & NOTES 2.0%

Bidvest Group U.K. PLC
6.200% due 09/17/2032		$200	200

Sasol Financing USA LLC
5.500% due 03/18/2031		200	181
6.500% due 09/27/2028		400	405
8.750% due 04/10/2033 (a)		400	400

			1,186

SOVEREIGN ISSUES 1.2%

Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	300	16
8.875% due 02/28/2035		11,400	662
9.000% due 01/31/2040		500	28

			706

Total South Africa (Cost $1,813)			1,892

SOUTH KOREA 1.4%

CORPORATE BONDS & NOTES 1.4%

Kookmin Bank
2.500% due 11/04/2030 (j)(m)		$500	454

Shinhan Financial Group Co. Ltd.
5.000% due 07/24/2028		200	203

SK Hynix, Inc.
6.375% due 01/17/2028		200	206

Total South Korea (Cost $876)			863

SPAIN 0.6%

CORPORATE BONDS & NOTES 0.6%

EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% due 12/30/2030		$396	361

Total Spain (Cost $370)			361

THAILAND 0.3%

CORPORATE BONDS & NOTES 0.3%

GC Treasury Center Co. Ltd.
7.125% due 03/10/2035 •(i)		$200	195

SOVEREIGN ISSUES 0.0%

Thailand Government Bonds
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $203)			198

52	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TURKEY 3.6%

CORPORATE BONDS & NOTES 3.6%

Akbank TAS
7.498% due 01/20/2030		$500	$510

QNB Bank AS
5.875% due 02/11/2031		300	286

TT Varlik Kiralama AS
6.500% due 10/30/2030		500	486

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		150	148

Turkiye Is Bankasi AS
7.750% due 06/12/2029		200	205

Turkiye Vakiflar Bankasi TAO
7.250% due 07/31/2030		300	299

Yapi ve Kredi Bankasi AS
9.250% due 10/16/2028		200	214

Total Turkey (Cost $2,130)			2,148

UKRAINE 0.2%

SOVEREIGN ISSUES 0.2%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$45	26
0.000% due 02/01/2034 þ(h)		168	72
4.500% due 02/01/2036 þ		52	27

Total Ukraine (Cost $114)			125

UNITED ARAB EMIRATES 4.1%

CORPORATE BONDS & NOTES 4.1%

Abu Dhabi Future Energy Co. PJSC Masdar
4.875% due 07/25/2033		$400	390

Alpha Star Holding IX Ltd.
7.000% due 08/26/2028		500	477

DAE Sukuk Difc Ltd.
4.500% due 10/16/2030		300	287

Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053		300	291

First Abu Dhabi Bank PJSC
4.774% due 06/06/2028 (m)		300	299

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	690

Total United Arab Emirates (Cost $2,467)			2,434

UNITED KINGDOM 5.0%

CORPORATE BONDS & NOTES 4.8%

Anglo American Capital PLC
5.000% due 03/21/2033		$300	296

Antofagasta PLC
2.375% due 10/14/2030		200	180
5.625% due 09/09/2035		200	198

Avianca Midco 2 PLC
9.000% due 12/01/2028		149	144

Azule Energy Finance PLC
8.125% due 01/23/2030		250	253
8.250% due 01/22/2031		500	505

Fresnillo PLC
4.250% due 10/02/2050		400	304

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	2,883,000	236

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		$200	157

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vedanta Resources Finance II PLC
10.875% due 09/17/2029		$400	$419

WE Soda Investments Holding PLC
9.500% due 10/06/2028		200	200

			2,892

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding 6 PLC
4.594% due 01/17/2059 •	GBP	68	89

Total United Kingdom (Cost $2,949)			2,981

UNITED STATES 6.0%

CORPORATE BONDS & NOTES 4.8%

Azul Secured Finance LLP
9.875% due 02/15/2031		$200	183

Beignet Investor LLC
6.581% due 05/30/2049		330	340

Hanwha Q Cells Americas Holdings Corp.
5.000% due 07/27/2028		200	203

Invepar Holdings LLC
1.000% due 12/31/2049 (l)		158	0

Las Vegas Sands Corp.
3.900% due 08/08/2029		400	386
6.000% due 08/15/2029		300	308

Momentive Performance Materials, Inc.
4.125% due 10/22/2028		500	497

PacifiCorp
7.125% due 08/15/2056 •		300	283

Rio Oil Finance Trust
8.200% due 04/06/2028		174	179

SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development
9.000% due 11/14/2030		200	199

Stillwater Mining Co.
4.000% due 11/16/2026		300	298

			2,876

SOVEREIGN ISSUES 1.0%

Colombia TES
1.000% due 08/22/2029	COP	2,305,900	581

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Bonds
1.375% due 11/15/2040		$200	129

Total United States (Cost $3,642)			3,586

UZBEKISTAN 1.0%

CORPORATE BONDS & NOTES 1.0%

Uzauto Motors AJ
7.375% due 11/19/2030		$200	201

Uzbek Industrial & Construction Bank ATB
9.450% due 10/23/2030 •(i)		200	201
21.000% due 07/24/2027	UZS	2,500,000	219

Total Uzbekistan (Cost $599)			621

VENEZUELA 0.1%

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)		$20	8
9.250% due 09/15/2027 ^(c)		20	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 05/07/2028 ^(c)		$80	$37
11.950% due 08/05/2031 ^(c)		25	13

Total Venezuela (Cost $60)			68

VIRGIN ISLANDS (BRITISH) 1.3%

CORPORATE BONDS & NOTES 1.3%

Cas Capital No. 2 Ltd.
6.250% due 01/13/2031 •(i)		$300	296

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.250% due 04/27/2029		300	292

CS Treasury Management Services P Ltd.
9.000% due 06/05/2026 (i)		200	201

OAS Restructuring BVI Ltd.
5.000% due 03/31/2035 «	BRL	356	3

Total Virgin Islands (British) (Cost $813)			792

		SHARES
SHORT-TERM INSTRUMENTS 3.0%

MUTUAL FUNDS 1.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (k)		868,201	868

		PRINCIPAL AMOUNT (000S)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (f)(g)	EGP	50	1

NIGERIA TREASURY BILLS 1.5%
26.355% due 04/14/2026 - 01/28/2027 (e)(f)(g)	NGN	1,352,072	908

Total Short-Term Instruments (Cost $1,719)			1,777

Total Investments in Securities (Cost $60,636)			56,889

		SHARES
INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III		332,077	3,234

Total Short-Term Instruments (Cost $3,233)			3,234

Total Investments in Affiliates (Cost $3,233)			3,234

Total Investments 100.8% (Cost $63,869)			$60,123

Financial Derivative Instruments(n)(o) 0.7% (Cost or Premiums, net $602)			446

Other Assets and Liabilities, net (1.5)%			(914)

Net Assets 100.0%			$59,655

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Security becomes interest bearing at a future date.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.

(l) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Invepar Holdings LLC1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS SA - Exp. 05/16/2039	04/30/2019	0	0	0.00
VB DPR Finance Co.6.239% due 09/15/2035	10/03/2025	300	281	0.47

		$300	$281	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	3.700%	12/12/2025	TBD	(2)	$(428)	$(433)
	3.800	12/12/2025	TBD	(2)	(287)	(290)

Total Reverse Repurchase Agreements						$(723)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(723)	$0	$(723)	$753	$30

Total Borrowings and Other Financing Transactions	$0	$(723)	$0

54	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(723)	$(723)

Total Borrowings	$0	$0	$0	$(723)	$(723)

Payable for reverse repurchase agreements					$(723)

(m)	Securities with an aggregate market value of $753 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,037) at a weighted average interest rate of 4.266%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	13	$2,697	$(19)	$1	$0
U.S. Treasury 5-Year Note June Futures	06/2026	42	4,544	(57)	6	0
U.S. Treasury 10-Year Note June Futures	06/2026	58	6,441	(62)	13	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	2	233	(2)	0	0

				$(140)	$20	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	2	$(227)	$5	$0	$(1)

Total Futures Contracts				$(135)	$20	$(1)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-46 5-Year Index	(1.000)%	Quarterly	06/20/2031	$	1,400	$(24)	$(1)	$(25)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$	200	$(2)	$(2)	$(4)	$1	$0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		200	(9)	1	(8)	1	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		200	7	3	10	2	0
CDX.IT-RAXX XOV45	5.000	Quarterly	06/20/2031	EUR	160	13	(1)	12	1	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030		1,100	29	(10)	19	1	0

						$38	$(9)	$29	$6	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day THB-THOR Compounded-OIS	1.500%	Quarterly	09/16/2031	THB	3,670	$1	$1	$2	$0	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028	$	600	5	2	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		1,800	34	(4)	30	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	18	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(34)	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		400	10	(2)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		200	(4)	3	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,200	(4)	11	7	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.465	Annual	01/31/2033		1,200	12	5	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		400	13	5	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(15)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,100	45	13	58	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		300	(2)	5	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	15	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	33	22	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	14	48	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	47	9	56	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		500	(21)	(13)	(34)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		700	2	(19)	(17)	0	(3)
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(48)	(21)	1	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		5,400	(7)	(36)	(43)	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	1,100	16	(34)	(18)	5	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	8	11	1	0
Pay	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		6,300	4	(12)	(8)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	100	1	1	2	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,200	(22)	(22)	(44)	11	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		550	11	3	14	0	(6)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030	HUF	184,600	(6)	(4)	(10)	3	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		165,000	5	15	20	0	(3)
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	1	1	0	0
Pay(5)	OIS THB THORON/1.25000 09/16/26-2Y LCH	1.250	Quarterly	09/16/2028	THB	6,190	(1)	0	(1)	0	0

							$254	$(83)	$171	$29	$(33)

Total Swap Agreements							$268	$(93)	175	$35	$(34)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$20	$35	$55	$0	$(1)	$(34)	$(35)

Cash of $652 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

56	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	CZK	512		$24	$0	$0
	04/2026	EUR	41		48	0	0
	04/2026	INR	29,025		309	0	0
	04/2026		$309	INR	28,973	0	(3)
	04/2026		14	THB	444	0	(1)
	05/2026	DOP	260		$4	0	0

BPS	04/2026	PHP	450		8	0	0
	04/2026	PLN	98		27	1	0
	04/2026	ZAR	371		22	0	0
	05/2026		$420	INR	39,809	2	0

BRC	04/2026	PLN	96		$27	1	0
	04/2026	SEK	280		31	1	0
	04/2026	TRY	10,079		219	0	(4)
	04/2026		$725	TRY	32,742	8	0
	04/2026	ZAR	2,391		$146	5	0
	05/2026	TRY	510		11	0	0
	05/2026		$26	TRY	1,228	0	0

BSH	04/2026		696	GBP	523	0	(4)
	04/2026		77	PLN	277	0	(2)
	05/2026	GBP	523		$696	4	0

CBK	04/2026	EUR	99		115	1	0
	04/2026	INR	60,840		657	10	0
	04/2026		$538	COP	2,045,353	19	0
	04/2026		1,218	INR	112,974	0	(21)
	04/2026		1	PHP	90	0	0
	04/2026	ZAR	599		$35	0	0
	05/2026		$19	INR	1,819	0	0
	05/2026		4	NGN	5,835	0	0
	06/2026	COP	697,556		$186	0	(1)
	06/2026	PHP	90		1	0	0
	06/2026		$13	PEN	45	0	0
	07/2026		17	EGP	869	0	(2)
	07/2026		18	KZT	9,857	2	0
	08/2026	INR	57,216		$610	12	0
	09/2026		$33	CLP	28,798	0	(2)
	10/2026	UZS	144,100		$11	0	0
	11/2026	NGN	6,127		4	0	0

DUB	04/2026	CNH	48		7	0	0
	04/2026	HUF	1,536		5	0	0
	04/2026	KZT	3,220		7	0	0
	04/2026	PHP	17,816		293	0	(1)
	04/2026		$23	AUD	34	0	0
	04/2026		1	EGP	49	0	0
	04/2026		27	SGD	35	0	0
	04/2026	UZS	1,058,172		$85	0	(2)
	05/2026	AUD	34		23	0	0
	05/2026	SGD	35		27	0	0
	06/2026	KZT	41,599		78	0	(7)
	07/2026		$117	KZT	62,594	9	0
	10/2026	UZS	2,217,648		$173	0	(1)
	11/2026		1,580,558		121	0	(2)
	12/2026		278,261		21	0	0

FAR	04/2026	AUD	13		9	0	0
	04/2026	GBP	523		707	15	0
	04/2026	PLN	107		30	1	0
	04/2026		$42	JPY	6,514	0	(1)
	08/2026	PEN	1,526		$451	16	0

GLM	04/2026		$293	MYR	1,177	0	(2)
	05/2026	DOP	12,936		$201	0	(12)
	05/2026		$5	EGP	238	0	0
	06/2026	DOP	1,411		$23	0	0
	06/2026	EGP	3,126		61	6	0
	07/2026	DOP	614		10	0	0
	08/2026		2,287		37	0	0
	09/2026		4,907		80	1	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

IND	04/2026	EUR	980		$1,158	$25	$0

JPM	04/2026	HUF	5,426		16	0	0
	04/2026	MXN	7,758		433	1	0
	04/2026	SGD	35		28	1	0
	04/2026		$4	CNH	24	0	0
	04/2026		109	EUR	93	0	(2)
	04/2026	ZAR	8,887		$529	6	(1)
	05/2026	CNH	24		3	0	0
	05/2026		$7	BRL	37	0	0
	06/2026	EGP	3,887		$72	5	0
	10/2026	UZS	824,433		65	0	0

MBC	04/2026	COP	718,194		194	0	(1)
	04/2026	EUR	149		172	0	(1)
	04/2026	INR	28,990		310	4	0
	04/2026	KRW	334,474		229	6	0
	04/2026		$45	JPY	7,052	0	(1)
	05/2026	EUR	39		$45	0	0
	07/2026	EGP	1,520		27	1	0
	07/2026		$194	COP	734,814	1	0
	09/2026	EGP	1,818		$33	2	0

MYI	04/2026		936		17	0	0
	04/2026	INR	1,590		17	0	0
	10/2026		$95	AZN	171	3	0
	10/2027		191		352	0	0

NGF	04/2026		28	TRY	1,265	0	0
	05/2026		24		1,097	0	0

RBC	04/2026	INR	49,482		$534	11	0

SCX	04/2026		714		8	0	0
	04/2026		$6	EGP	296	0	(1)
	04/2026		33	JPY	5,123	0	(1)
	04/2026		21	KZT	10,819	2	0
	05/2026	NGN	252,945		$165	0	(13)
	05/2026		$2	EGP	108	0	0
	08/2026		11		567	0	(2)

SOG	04/2026	EGP	734		$13	0	0
	04/2026	EUR	99		117	3	0
	04/2026		$86	EGP	4,199	0	(10)
	04/2026		1,472	EUR	1,275	2	0
	04/2026		439	INR	41,349	1	0
	04/2026		182	JPY	28,255	0	(4)
	04/2026		29	SEK	280	0	0
	05/2026	EUR	1,275		$1,474	0	(2)
	05/2026	SEK	280		29	0	0
	05/2026		$23	EGP	1,208	0	(2)
	06/2026	PEN	162		$48	2	0
	09/2026	EGP	9,323		167	11	0

SSB	04/2026	AUD	21		15	1	0
	04/2026	JPY	47,136		298	1	0
	04/2026		$92	KRW	137,073	0	(1)
	08/2026	COP	2,069,846		$543	0	(4)
	09/2026		805,578		208	0	(4)

UAG	04/2026		1,327,939		357	0	(4)
	04/2026	PLN	132		36	1	0
	04/2026		$44	PLN	160	0	(1)
	06/2026		357	COP	1,347,530	4	0

Total Forward Foreign Currency Contracts						$208	$(124)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.675%	04/15/2026	5,900	$9	$3

58	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	734	$7	$2
	Put - OTC USD versus KRW		1,400.000	07/13/2026	466	3	2
BPS	Call - OTC USD versus HKD	HKD	7.800	08/24/2026	15,260	15	22

						$25	$26

Total Purchased Options						$34	$29

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.775%	04/15/2026	5,900	$(4)	$(2)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	734	$(3)	$(1)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	466	(1)	0
BPS	Call - OTC USD versus HKD	HKD	7.850	08/24/2026	15,260	(9)	(6)

						$(13)	$(7)

Total Written Options						$(17)	$(9)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2034	0.480%	$350	$(17)	$4	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2027	0.533%		$100	$0	$1	$1	$0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754		200	5	(1)	4	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733		100	(1)	0	0	(1)
DBL	Ping An Insurance (Group)	1.000	Quarterly	06/20/2028	0.969		300	(1)	1	0	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	71	0	0	0	0
GST	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.306		100	0	0	0	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.700		600	3	3	6	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371		50	1	(1)	0	0
	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754		50	1	0	1	0

								$8	$3	$12	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	640	$129	$(1)	$128	$0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		360	74	(2)	72	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		620	123	1	124	0

							$326	$(2)	$324	$0

Total Swap Agreements							$317	$5	$336	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$0	$4	$0	$4	$(4)	$(1)	$0	$(5)	$(1)	$0	$(1)
BPS	3	22	129	154	0	(6)	0	(6)	148	0	148
BRC	15	0	4	19	(4)	0	(1)	(5)	14	0	14
BSH	4	0	0	4	(6)	0	0	(6)	(2)	0	(2)
CBK	44	0	0	44	(26)	0	0	(26)	18	0	18
DUB	9	0	0	9	(13)	0	0	(13)	(4)	0	(4)
FAR	32	0	0	32	(1)	0	0	(1)	31	0	31
GLM	7	0	0	7	(15)	0	0	(15)	(8)	0	(8)
GST	0	3	72	75	0	(2)	0	(2)	73	0	73
IND	25	0	0	25	0	0	0	0	25	0	25
JPM	13	0	130	143	(3)	0	0	(3)	140	0	140
MBC	14	0	0	14	(3)	0	0	(3)	11	0	11
MYC	0	0	1	1	0	0	(13)	(13)	(12)	0	(12)
MYI	3	0	0	3	0	0	0	0	3	0	3
RBC	11	0	0	11	0	0	0	0	11	0	11
SCX	2	0	0	2	(17)	0	0	(17)	(15)	0	(15)
SOG	19	0	0	19	(18)	0	0	(18)	1	0	1
SSB	2	0	0	2	(9)	0	0	(9)	(7)	0	(7)
UAG	5	0	0	5	(5)	0	0	(5)	0	0	0

Total Over the Counter	$208	$29	$336	$573	$(124)	$(9)	$(14)	$(147)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

60	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20	$20
Swap Agreements	0	6	0	0	29	35

	$0	$6	$0	$0	$49	$55

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$208	$0	$208
Purchased Options	0	3	0	26	0	29
Swap Agreements	0	336	0	0	0	336

	$0	$339	$0	$234	$0	$573

	$0	$345	$0	$234	$49	$628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1
Swap Agreements	0	1	0	0	33	34

	$0	$1	$0	$0	$34	$35

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$124	$0	$124
Written Options	0	2	0	7	0	9
Swap Agreements	0	14	0	0	0	14

	$0	$16	$0	$131	$0	$147

	$0	$17	$0	$131	$34	$182

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$155	$155
Swap Agreements	0	87	0	0	(45)	42

	$0	$87	$0	$0	$110	$197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(415)	$0	$(415)
Purchased Options	0	(86)	0	(5)	0	(91)
Written Options	0	37	0	24	0	61
Swap Agreements	0	64	0	0	(5)	59

	$0	$15	$0	$(396)	$(5)	$(386)

	$0	$102	$0	$(396)	$105	$(189)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(248)	$(248)
Swap Agreements	0	(7)	0	0	(4)	(11)

	$0	$(7)	$0	$0	$(252)	$(259)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$141	$0	$141
Purchased Options	0	(5)	0	0	0	(5)
Written Options	0	3	0	(1)	0	2
Swap Agreements	0	(31)	0	0	0	(31)

	$0	$(33)	$0	$140	$0	$107

	$0	$(40)	$0	$140	$(252)	$(152)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Angola
Sovereign Issues	$0	$198	$0	$198
Argentina
Corporate Bonds & Notes	0	1,117	0	1,117
Sovereign Issues	0	3	0	3
Australia
Corporate Bonds & Notes	0	313	0	313
Bermuda
Corporate Bonds & Notes	0	608	0	608
Brazil
Corporate Bonds & Notes	0	1,494	0	1,494
Canada
Corporate Bonds & Notes	0	395	0	395
Cayman Islands
Convertible Bonds & Notes	0	280	0	280
Corporate Bonds & Notes	0	5,169	281	5,450
Corporate Bonds & Notes	0	0	0	0
Chile
Corporate Bonds & Notes	0	2,662	0	2,662
China
Common Stocks	8	0	0	8
Colombia
Corporate Bonds & Notes	0	1,658	0	1,658
Sovereign Issues	0	419	0	419
Czech Republic
Corporate Bonds & Notes	0	449	0	449
Dominican Republic
Sovereign Issues	0	429	0	429
Ecuador
Corporate Bonds & Notes	0	323	0	323
Sovereign Issues	0	197	0	197
Egypt
Sovereign Issues	0	663	0	663
Germany
Loan Participations and Assignments	0	262	0	262
Guatemala
Corporate Bonds & Notes	0	300	0	300
Hong Kong
Corporate Bonds & Notes	0	873	0	873
Hungary
Corporate Bonds & Notes	0	209	0	209
India
Corporate Bonds & Notes	0	3,230	0	3,230
Indonesia
Corporate Bonds & Notes	0	441	0	441
Ireland
Corporate Bonds & Notes	0	118	54	172
Loan Participations and Assignments	0	0	231	231
Isle of Man
Corporate Bonds & Notes	0	387	0	387
Israel
Corporate Bonds & Notes	0	1,437	0	1,437
Ivory Coast
Loan Participations and Assignments	0	0	581	581
Jersey, Channel Islands
Corporate Bonds & Notes	0	115	0	115
Kazakhstan
Corporate Bonds & Notes	0	580	0	580
Luxembourg
Corporate Bonds & Notes	0	1,049	0	1,049
Sovereign Issues	0	252	0	252
Mauritius
Corporate Bonds & Notes	0	184	0	184
Mexico
Corporate Bonds & Notes	0	3,389	0	3,389

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Morocco
Corporate Bonds & Notes	$0	$500	$0	$500
Netherlands
Corporate Bonds & Notes	0	1,379	0	1,379
Loan Participations and Assignments	0	0	199	199
Panama
Corporate Bonds & Notes	0	377	0	377
Peru
Corporate Bonds & Notes	0	2,780	0	2,780
Sovereign Issues	0	326	0	326
Philippines
Corporate Bonds & Notes	0	692	0	692
Poland
Corporate Bonds & Notes	0	408	0	408
Qatar
Corporate Bonds & Notes	0	397	0	397
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	576	0	576
Singapore
Corporate Bonds & Notes	0	1,003	0	1,003
South Africa
Corporate Bonds & Notes	400	786	0	1,186
Sovereign Issues	0	706	0	706
South Korea
Corporate Bonds & Notes	0	863	0	863
Spain
Corporate Bonds & Notes	0	361	0	361
Thailand
Corporate Bonds & Notes	0	195	0	195
Sovereign Issues	0	3	0	3
Turkey
Corporate Bonds & Notes	0	2,148	0	2,148
Ukraine
Sovereign Issues	0	125	0	125
United Arab Emirates
Corporate Bonds & Notes	0	2,434	0	2,434
United Kingdom
Corporate Bonds & Notes	0	2,656	236	2,892
Non-Agency Mortgage-Backed Securities	0	89	0	89
United States
Corporate Bonds & Notes	0	2,876	0	2,876
Sovereign Issues	0	581	0	581
U.S. Treasury Obligations	0	129	0	129
Uzbekistan
Corporate Bonds & Notes	0	621	0	621
Venezuela
Sovereign Issues	0	68	0	68
Virgin Islands (British)
Corporate Bonds & Notes	0	789	3	792
Short-Term Instruments
Mutual Funds	868	0	0	868
Egypt Treasury Bills	0	1	0	1
Nigeria Treasury Bills	0	908	0	908

	$1,276	$53,980	$1,633	$56,889

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,234	$0	$0	$3,234

Total Investments	$4,510	$53,980	$1,633	$60,123

62	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$55	$0	$55
Over the counter	0	573	0	573

	$0	$628	$0	$628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(35)	0	(35)
Over the counter	0	(147)	0	(147)

	$0	$(182)	$0	$(182)

Total Financial Derivative Instruments	$0	$446	$0	$446

Totals	$4,510	$54,426	$1,633	$60,569

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$300	$0	$0	$0	$(19)	$0	$0	$281	$(19)
Ireland
Corporate Bonds & Notes	54	0	0	0	0	0	0	0	54	0
Loan Participations and Assignments	216	0	0	0	0	15	0	0	231	15
Ivory Coast
Loan Participations and Assignments	537	0	0	0	0	44	0	0	581	44
Netherlands
Common Stocks	2	1	(1)	0	0	(2)	0	0	0	0
Loan Participations and Assignments	197	0	0	2	0	0	0	0	199	0
Russia
Corporate Bonds & Notes	48	0	0	(2)	0	2	0	0	48	2
United Kingdom
Corporate Bonds & Notes	0	232	0	0	0	4	0	0	236	4
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	1	0	-1	0	0	3	(1)

	$1,057	$533	$(1)	$1	$0	$43	$0	$0	$1,633	$45

Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(1)	$0	$0	$(1)	$0	$0	$0	$0

Totals	$1,059	$533	$(2)	$1	$0	$42	$0	$0	$1,633	$45

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO Emerging Markets Corporate Bond Fund	(Cont.)	March 31, 2026

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$281	Discounted Cash Flow	Discount Rate		7.004	—
Ireland
Corporate Bonds & Notes	54	Third Party Vendor	Expected Recovery		6.000	—
Loan Participations and Assignments	231	Discounted Cash Flow	Discount Rate		4.744	—
Ivory Coast
Loan Participations and Assignments	581	Discounted Cash Flow	Discount Rate		5.964	—
Netherlands
Loan Participations and Assignments	199	Discounted Cash Flow	Discount Rate		8.726	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery		6.000	—
United Kingdom
Corporate Bonds & Notes	236	Proxy pricing	Base Price		100.000	—
Virgin Islands (British)
Corporate Bonds & Notes	3	Expected Recovery	Price	BRL	4.985	—

Total	$1,633

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

64	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 98.4%

BRAZIL 18.3%

CORPORATE BONDS & NOTES 0.7%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	42,000	$2,369

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	27,540	2,330

			4,699

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «~		$2,583	26

SOVEREIGN ISSUES 17.6%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	211,500	39,543
0.000% due 10/01/2026 (e)		373,700	67,587
0.000% due 04/01/2027 (e)		20,300	3,450
0.000% due 07/01/2028 (e)		3,000	435

			111,015

Total Brazil (Cost $115,999)			115,740

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		$351	352

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		139	1
0.000% due 12/31/2027 (e)		173	0
0.000% due 12/31/2028 (e)		277	0
0.000% due 12/31/2029 (e)		277	0
0.000% due 12/31/2030 (e)		346	1
0.000% due 12/31/2031 (e)		346	0
0.000% due 12/31/2032 (e)		654	1

			3

CORPORATE BONDS & NOTES 0.3%

Fish Pond Re Ltd.
7.580% (BRMMUSDF + 4.020%) due 01/08/2027 ~		250	254

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		29	3

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		233	2

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		390	1

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		470	1

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		709	3

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		97	11

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (a)		159	1

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,200	1,396

			1,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Ziraat
6.774% (TSFR3M + 3.100%) due 06/15/2034 «~		$1,400	$1,363

Total Cayman Islands (Cost $3,926)			3,390

CHILE 2.3%

SOVEREIGN ISSUES 2.3%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	2,025,000	2,133
5.000% due 10/01/2028		1,280,000	1,375
5.000% due 03/01/2035		730,000	758
5.800% due 10/01/2029		8,985,000	9,878
5.800% due 10/01/2034		25,000	28
6.000% due 04/01/2033		150,000	167

Total Chile (Cost $14,190)			14,339

		SHARES
CHINA 0.3%

COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd. (c)		2,034,556	23

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.3%

China Development Bank
2.630% due 01/08/2034	CNY	3,000	459
2.820% due 05/22/2033		2,000	309

China Government Bonds
1.900% due 07/15/2055		9,000	1,180

			1,948

Total China (Cost $1,916)			1,971

COLOMBIA 6.0%

SOVEREIGN ISSUES 6.0%

Bogota Distrito Capital
13.140% due 11/05/2035	COP	13,046,000	3,504

Colombia TES
2.250% due 04/18/2029 (g)		3,566,383	843
6.500% due 01/22/2031 (g)		14,036,959	3,664
7.000% due 06/30/2032		1,629,100	326
11.000% due 08/22/2029		43,889,200	11,066
11.500% due 07/25/2046		509,100	123
11.750% due 01/24/2035		62,098,500	15,396
12.750% due 11/28/2040		7,721,600	2,047
13.250% due 02/09/2033		3,451,400	925

Total Colombia (Cost $37,999)			37,894

COSTA RICA 0.0%
Total Costa Rica (Cost $0)			0

CZECH REPUBLIC 0.2%

SOVEREIGN ISSUES 0.2%

Czech Republic Government Bonds
2.000% due 10/13/2033 (j)	CZK	24,000	936
3.600% due 06/03/2036		1,900	80

Total Czech Republic (Cost $1,000)			1,016

DENMARK 0.0%
Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 2.1%

SOVEREIGN ISSUES 2.1%

Dominican Republic International Bonds
9.750% due 06/05/2026	DOP	34	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.500% due 03/15/2037	DOP	473,300	$8,127
10.750% due 06/01/2036		269,000	4,678
11.250% due 09/15/2035		26,150	467

Total Dominican Republic (Cost $12,564)			13,273

EGYPT 2.2%

SOVEREIGN ISSUES 2.2%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	146,100	2,632
21.954% due 03/04/2028		564,900	10,119

Egypt Government International Bonds
4.750% due 04/16/2026	EUR	900	1,039

Total Egypt (Cost $14,944)			13,790

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.5%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	325,000	3,252

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,900	1,929

Total Germany (Cost $5,789)			5,181

GHANA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Ghana Government Bonds
8.500% due 02/15/2028	GHS	3,950	344
8.650% due 02/13/2029		3,577	303
8.800% due 02/12/2030		6,520	527
8.950% due 02/11/2031		9,693	761
9.100% due 02/10/2032		1,230	95

Total Ghana (Cost $1,517)			2,030

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government Bonds
2.250% due 04/20/2033	HUF	118,100	261
4.500% due 05/27/2032		117,100	306
4.750% due 11/24/2032		127,400	335

Total Hungary (Cost $910)			902

INDONESIA 0.0%

SOVEREIGN ISSUES 0.0%

Indonesia Treasury Bonds
5.875% due 03/15/2031	IDR	1,073,000	61

Total Indonesia (Cost $63)			61

IRELAND 0.6%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029		$633	592

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,008

Total Ireland (Cost $3,403)			3,600

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IVORY COAST 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Cote d’Ivoire
5.185% (EUR006M + 3.050%) due 03/05/2027 «~	EUR	2,700	$3,137

Total Ivory Coast (Cost $2,878)			3,137

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	300	344
5.375% due 06/15/2036		400	459

Total Jersey, Channel Islands (Cost $826)			803

KAZAKHSTAN 0.8%

SOVEREIGN ISSUES 0.8%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	344,000	715
13.489% due 05/23/2028		190,000	373
18.400% due 10/16/2028		1,700,500	3,656

Total Kazakhstan (Cost $4,220)			4,744

KENYA 1.0%

SOVEREIGN ISSUES 1.0%

Republic of Kenya Infrastructure Bonds
12.500% due 01/10/2033	KES	769,700	6,104

Total Kenya (Cost $6,099)			6,104

KUWAIT 1.1%

SOVEREIGN ISSUES 1.1%

Kuwait International Government Bonds
4.016% due 10/09/2028 (j)		$6,900	6,807

Total Kuwait (Cost $6,900)			6,807

MALAYSIA 11.8%

SOVEREIGN ISSUES 11.8%

Malaysia Government Bonds
3.900% due 11/30/2026	MYR	7,380	1,834

Malaysia Government Investment Issue
3.422% due 09/30/2027		76,040	18,852
4.070% due 09/30/2026		216,765	53,819

Total Malaysia (Cost $72,032)			74,505

MEXICO 1.5%

SOVEREIGN ISSUES 1.5%

Mexico Bonos
7.500% due 05/26/2033	MXN	69,400	3,555
7.750% due 05/29/2031		10,700	570
8.000% due 04/15/2032		13,300	708
8.500% due 03/01/2029		3,800	213
8.500% due 05/31/2029		1,700	95
8.500% due 02/28/2030		74,600	4,136

Mexico Udibonos
3.000% due 12/03/2026 (g)		264	15

Total Mexico (Cost $8,834)			9,292

NETHERLANDS 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		$1,400	1,392

Total Netherlands (Cost $1,390)			1,392

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PARAGUAY 2.0%

SOVEREIGN ISSUES 2.0%

Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	16,838,000	$2,551
8.500% due 03/04/2035		15,518,000	2,374
8.500% due 04/04/2038		48,556,000	7,361

Total Paraguay (Cost $11,755)			12,286

PERU 2.7%

CORPORATE BONDS & NOTES 1.1%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	5,800	1,774
10.100% due 12/15/2043		17,500	5,456

			7,230

SOVEREIGN ISSUES 1.6%

Peru Government Bonds
6.850% due 08/12/2035		900	264
7.300% due 08/12/2033		2,400	756

Peru Government International Bonds
6.950% due 08/12/2031		28,180	8,783

			9,803

Total Peru (Cost $15,564)			17,033

PHILIPPINES 1.1%

SOVEREIGN ISSUES 1.1%

Philippines Government Bonds
6.250% due 02/28/2029	PHP	375,370	6,143

Philippines Government International Bonds
6.250% due 01/14/2036		40,000	629

Total Philippines (Cost $7,086)			6,772

POLAND 3.8%

SOVEREIGN ISSUES 3.8%

Republic of Poland Government Bonds
4.500% due 07/25/2030 (j)	PLN	20,400	5,354
4.750% due 07/25/2029 (j)		29,600	7,929
5.000% due 01/25/2030 (j)		11,800	3,172
5.000% due 10/25/2034 (j)		6,950	1,782
5.000% due 10/25/2035 (j)		9,650	2,439
6.000% due 10/25/2033 (j)		10,800	2,976

Total Poland (Cost $23,813)			23,652

QATAR 1.2%

CORPORATE BONDS & NOTES 1.2%

QatarEnergy
1.375% due 09/12/2026 (j)		$7,600	7,499

Total Qatar (Cost $7,503)			7,499

ROMANIA 0.0%

SOVEREIGN ISSUES 0.0%

Romania Government Bonds
4.250% due 04/28/2036	RON	400	72

Total Romania (Cost $64)			72

SERBIA 0.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	1,000	1,133

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.3%

Serbia Treasury Bonds
5.250% due 07/27/2035	RSD	185,500	$1,826

Total Serbia (Cost $2,817)			2,959

SOUTH AFRICA 6.7%

CORPORATE BONDS & NOTES 0.9%

Eskom Holdings
7.500% due 09/15/2033	ZAR	90,000	4,722

Transnet
10.000% due 03/30/2029		15,000	862
13.500% due 04/18/2028		400	26

			5,610

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
10.658% due 03/02/2028 «~		14,800	863

SOVEREIGN ISSUES 5.7%

Republic of South Africa Government Bonds
6.250% due 03/31/2036		55,400	2,632
7.000% due 02/28/2031		423,000	23,429
8.000% due 01/31/2030 (j)		61,900	3,619
8.250% due 03/31/2032		8,700	502
8.500% due 01/31/2037		20,500	1,132
8.875% due 02/28/2035		71,600	4,158
9.000% due 01/31/2040		2,600	145

			35,617

Total South Africa (Cost $38,117)			42,090

SRI LANKA 1.0%

SOVEREIGN ISSUES 1.0%

Sri Lanka Government Bonds
9.750% due 07/01/2030	LKR	1,971,000	6,189

Total Sri Lanka (Cost $6,386)			6,189

SUPRANATIONAL 5.2%

CORPORATE BONDS & NOTES 5.2%

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	1,200	1,312

European Bank for Reconstruction & Development
6.300% due 03/31/2028 «	AZN	15,900	9,281
6.750% due 01/16/2029 «		30,000	17,634

European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,719

Total Supranational (Cost $32,789)			32,946

TURKEY 2.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

SOCAR Turkey Enerji AS
5.558% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	2,500	2,897

Turkiye Vakiflar Bankasi TAO
5.150% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,151

			4,048

SOVEREIGN ISSUES 1.7%

Turkiye Government Bonds
27.700% due 09/27/2034	TRY	21,500	429
34.100% due 07/10/2030		67,500	1,457
36.000% due 08/12/2026		184,400	4,082
39.740% (BISTREFI) due 05/20/2026 ~		5,900	133

66	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
39.740% (BISTREFI) due 08/19/2026 ~	TRY	5,300	$119
39.740% (BISTREFI) due 05/17/2028 ~		190,000	4,261

			10,481

Total Turkey (Cost $16,894)			14,529

UNITED ARAB EMIRATES 0.1%

SOVEREIGN ISSUES 0.1%

Abu Dhabi Government International Bonds
3.125% due 05/03/2026		$700	700

Total United Arab Emirates (Cost $699)			700

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 1.7%

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	48,493,000	3,977
20.000% due 12/13/2029 «		14,618,000	1,199

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)(j)		$6,700	5,246

			10,422

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Canada Square Funding 6 PLC
4.594% due 01/17/2059 •	GBP	338	447

Rochester Financing No. 3 PLC
4.445% due 12/18/2044 •		248	327

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		0	1,392

			2,166

Total United Kingdom (Cost $11,906)			12,588

UNITED STATES 3.8%

ASSET-BACKED SECURITIES 0.7%

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •		$63	44

Countrywide Asset-Backed Certificates Trust
3.983% due 11/25/2037 •		838	809

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •		19	13

Fremont Home Loan Trust
4.093% due 10/25/2036 •		2,680	1,058

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •		21	9

GSAMP Trust
3.933% due 12/25/2036 •		72	36

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •		31	9

JP Morgan Mortgage Acquisition Corp.
4.303% due 02/25/2036 •		137	136

MASTR Asset-Backed Securities Trust
3.893% due 01/25/2037 •		161	44

Morgan Stanley ABS Capital I, Inc. Trust
4.558% due 01/25/2035 •		185	183

Morgan Stanley Mortgage Loan Trust
6.488% due 11/25/2036 þ		1,028	214

OneMain Financial Issuance Trust
4.130% due 05/14/2035		545	545

Residential Asset Securities Corporation Trust
4.753% due 08/25/2035 •		62	62

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •		231	48

WaMu Asset-Backed Certificates Trust
4.033% due 05/25/2037 •		1,198	1,086

			4,296

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%

Ecopetrol SA
7.500% (TSFR3M + 3.800%) due 04/12/2029 «~		$10,000	$10,040

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Banc of America Mortgage Trust
5.800% due 07/25/2034 ~		20	19

CHL Mortgage Pass-Through Trust
4.333% due 04/25/2046 •		369	103

CitiMortgage Alternative Loan Trust
4.443% due 10/25/2036 •		592	468

Countrywide Alternative Loan Trust
4.073% due 04/25/2047 •		763	702
4.143% due 05/25/2036 •		1,163	420
4.353% due 12/25/2035 •		28	27
4.615% due 10/25/2035 ~		6	5

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •		120	96

HarborView Mortgage Loan Trust
5.859% due 10/19/2035 •		223	103

IndyMac INDX Mortgage Loan Trust
4.433% due 07/25/2045 •		125	94

Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		75	74

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •		212	194

New York Mortgage Trust
4.333% due 04/25/2035 •		909	891

Structured Asset Mortgage Investments II Trust
4.191% due 04/19/2035 •		278	272

Tib Finance PLC
7.111% due 11/15/2034 «(i)		800	780

WaMu Mortgage Pass-Through Certificates Trust
4.163% due 05/25/2034 •		118	110
4.863% due 03/25/2037 ~		40	37

			4,395

SOVEREIGN ISSUES 0.4%

Colombia TES
1.000% due 01/24/2035	COP	11,370,900	2,816

U.S. GOVERNMENT AGENCIES 0.3%

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.056% due 09/25/2031 •		$13	14

Federal National Mortgage Association REMICS
4.712% due 01/25/2055 •		1,936	1,945

			1,959

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (j)(m)		232	231

U.S. Treasury Notes
4.250% due 08/15/2035 (j)(m)		360	359

			590

		SHARES
WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(i)		1	0

Total United States (Cost $26,230)			24,096

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.5%

SOVEREIGN ISSUES 0.5%

Uruguay Government International Bonds
4.375% due 12/15/2028 (g)	UYU	124,206	3,173

Total Uruguay (Cost $3,267)			3,173

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UZBEKISTAN 0.7%

CORPORATE BONDS & NOTES 0.3%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	$530
21.000% due 07/24/2027	UZS	15,540,000	1,360

			1,890

SOVEREIGN ISSUES 0.4%

Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		29,110,000	2,532

Total Uzbekistan (Cost $4,252)			4,422

VENEZUELA 0.2%

CORPORATE BONDS & NOTES 0.1%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$200	67
6.000% due 11/15/2026 ^(b)		100	34
9.750% due 05/17/2035 ^(b)		775	324

			425

SOVEREIGN ISSUES 0.1%

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(b)		20	8
9.250% due 09/15/2027 ^(b)		1,875	900
9.250% due 05/07/2028 ^(b)		100	46

			954

Total Venezuela (Cost $755)			1,379

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government Bonds
12.000% due 05/03/2028	ZMW	850	43
22.000% due 01/22/2029		900	55
23.000% due 01/22/2031		5,193	347

Total Zambia (Cost $263)			445

SHORT-TERM INSTRUMENTS 13.7%

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (e)(f)	EGP	2,400	39

NIGERIA TREASURY BILLS 9.3%
23.082% due 04/14/2026 - 01/28/2027 (d)(e)	NGN	90,264,848	58,786

SOUTH AFRICA TREASURY BILLS 1.6%
7.492% due 06/17/2026 - 10/07/2026 (d)(e)	ZAR	172,800	10,075

U.S. TREASURY BILLS 2.8%
3.661% due 04/14/2026 - 07/21/2026 (d)(e)(m)		$17,926	17,808

Total Short-Term Instruments (Cost $84,138)			86,708

Total Investments in Securities (Cost $611,697)			619,509

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.8%

SHORT-TERM INSTRUMENTS 11.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%

PIMCO Short Asset Portfolio	5,866,126	$57,576

PIMCO Short-Term Floating NAV Portfolio III	1,686,851	16,428

Total Short-Term Instruments (Cost $73,580)		74,004

Total Investments in Affiliates (Cost $73,580)		74,004

Total Investments 110.2% (Cost $685,277)		$693,513

Financial Derivative Instruments (k)(l) (2.2)% (Cost or Premiums, net $941)		(13,931)

Other Assets and Liabilities, net (8.0)%		(50,088)

Net Assets 100.0%		$629,494

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	800	780	0.12

		$800	$780	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	3.850%	01/22/2026	TBD	(2)		$(6,640)	$(6,689)
	3.950	01/21/2026	TBD	(2)		(4,572)	(4,607)
BRC	3.850	02/02/2026	TBD	(2)		(7,138)	(7,183)
	4.000	03/31/2026	TBD	(2)	PLN	(6,393)	(1,722)
DEU	3.770	03/04/2026	04/08/2026			$(474)	(475)
MBC	3.580	02/03/2026	TBD	(2)	CZK	(19,663)	(931)
	6.900	03/25/2026	TBD	(2)	ZAR	(255,264)	(15,105)

68	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
MEI	3.950	03/13/2026	TBD	(2)	PLN	(58,117)	$(15,689)
	3.950	04/01/2026	TBD	(2)		(21,668)	(5,837)
	6.850	04/01/2026	TBD	(2)	ZAR	(182,913)	(10,810)

Total Reverse Repurchase Agreements							$(69,048)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(11,296)	$0	$(11,296)	$12,053	$757
BRC	0	(8,905)	0	(8,905)	9,281	376
DEU	0	(475)	0	(475)	460	(15)
MBC	0	(16,036)	0	(16,036)	16,732	696
MEI	0	(32,336)	0	(32,336)	16,052	(16,284)

Total Borrowings and Other Financing Transactions	$0	$(69,048)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(11,790)	$(11,790)
Sovereign Issues	0	0	0	(40,136)	(40,136)
U.S. Treasury Obligations	0	(475)	0	0	(475)

Total Borrowings	$0	$(475)	$0	$(51,926)	$(52,401)

Payable for reverse repurchase agreements(4)					$(52,401)

(j)	Securities with an aggregate market value of $54,215 and cash of $364 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(11,543) at a weighted average interest rate of 4.806%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(16,647) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	4	$580	$(14)	$4	$0
U.S. Treasury 10-Year Note June Futures	06/2026	7	777	(13)	2	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	15	1,703	(13)	4	0

				$(40)	$10	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond June Futures	06/2026	12	$(1,367)	$40	$0	$(5)

Total Futures Contracts				$0	$10	$(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.213%	$	100	$0	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$	14,200	$312	$(36)	$276	$0	$(65)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		14,700	(263)	(3)	(266)	0	(29)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		46,000	(749)	(60)	(809)	0	(120)

						$(700)	$(99)	$(799)	$0	$(214)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$	1,800	$(80)	$5	$(75)	$5	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	2,590	$30	$20	$50	$0	$(5)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/16/2031	INR	925,460	211	5	216	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027	JPY	5,330,000	2	135	137	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		3,130,000	128	5	133	0	(11)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		2,638,000	36	(11)	25	0	(13)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026	SGD	30,550	(5)	(39)	(44)	0	(14)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031		16,460	133	108	241	0	(65)
Receive(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	294,400	99	45	144	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	$	24,100	232	(230)	2	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	195	166	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2028		7,100	(43)	63	20	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		12,700	(5)	(249)	(254)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		18,300	170	(73)	97	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		34,700	(828)	649	(179)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,900	210	(138)	72	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		3,550	88	(27)	61	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		3,550	(63)	2	(61)	4	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		20,700	(181)	119	(62)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(157)	63	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	1	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	140	(172)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(14)	(17)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,900	76	8	84	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(269)	43	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(8)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(13)	(16)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	(3)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	102	25	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(297)	(60)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(86)	132	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	27	(52)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,800	(61)	4	(57)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,300	(11)	23	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		6,030	107	(40)	67	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		4,300	72	(22)	50	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	(3)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		1,700	52	46	98	3	0

70	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.870%	Annual	10/17/2053	$		200	$(1)	$(8)	$(9)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053			500	62	14	76	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055			3,100	24	(53)	(29)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055			3,200	127	90	217	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056			300	(9)	2	(7)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056			1,900	(21)	(27)	(48)	0	(7)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		BRL	2,720	(28)	(118)	(146)	1	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027			49,800	0	820	820	0	(13)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027			21,200	0	(344)	(344)	6	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027			13,500	0	(213)	(213)	4	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027			12,300	0	(193)	(193)	3	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027			25,500	0	406	406	0	(7)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027			16,600	0	(266)	(266)	4	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027			8,700	0	(119)	(119)	2	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027			8,700	0	(119)	(119)	2	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027			11,300	0	(137)	(137)	3	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027			36,500	0	(528)	(528)	10	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027			21,000	0	245	245	0	(6)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027			10,900	0	128	128	0	(3)
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027			17,800	0	199	199	0	(5)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027			18,700	0	196	196	0	(5)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027			17,600	0	(180)	(180)	5	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027			16,600	0	(170)	(170)	4	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027			21,600	0	209	209	0	(6)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027			13,800	0	116	116	0	(4)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027			11,400	0	94	94	0	(3)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027			59,000	0	423	423	0	(16)
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027			64,500	139	(531)	(392)	17	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027			114,700	0	(206)	(206)	0	(9)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027			44,500	0	52	52	0	(12)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027			97,700	0	32	32	0	(26)
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028			7,200	0	73	73	0	(6)
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028			7,200	0	72	72	0	(6)
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028			13,700	0	(130)	(130)	12	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029			19,400	(41)	(379)	(420)	23	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029			22,000	0	(267)	(267)	26	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029			34,800	0	(409)	(409)	41	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029			11,400	7	118	125	0	(13)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029			19,500	(10)	188	178	0	(23)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029			9,200	0	73	73	0	(11)
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029			7,700	0	37	37	0	(9)
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029			39,100	0	(164)	(164)	45	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029			15,200	0	(62)	(62)	18	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029			30,900	0	162	162	0	(36)
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029			36,600	0	139	139	0	(42)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029			3,800	0	(18)	(18)	0	(1)
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029			40,800	0	(141)	(141)	47	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029			48,300	0	(160)	(160)	56	0
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029			51,900	0	154	154	0	(60)
Receive	1-Year BRL-CDI	13.120	Maturity	01/02/2029			6,900	0	13	13	0	(8)
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029			15,100	0	43	43	0	(18)
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029			82,800	0	143	143	0	(96)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029			34,300	0	(160)	(160)	0	(19)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029			3,700	0	(16)	(16)	0	(2)
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029			17,800	0	45	45	0	(21)
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029			15,700	0	18	18	0	(18)
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029			44,500	0	84	84	0	(52)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029			37,800	0	(87)	(87)	44	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029			11,100	0	(24)	(24)	13	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029			21,700	0	(47)	(47)	25	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029			4,100	0	3	3	0	(5)
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029			16,400	0	31	31	0	(19)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029			16,200	0	28	28	0	(19)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029			41,900	0	64	64	0	(48)
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029			53,800	0	(59)	(59)	62	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029			9,500	0	4	4	0	(11)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029			16,500	0	2	2	0	(19)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029			29,600	0	7	7	34	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029			11,600	0	(4)	(4)	0	(13)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029			13,400	0	(16)	(16)	0	(15)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029			27,200	0	32	32	31	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	14.213%	Maturity	01/02/2029	BRL	14,700	$0	$19	$19	$17	$0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		11,100	0	32	32	13	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		15,800	0	83	83	18	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		28,400	0	(227)	(227)	0	(65)
Pay	1-Year BRL-CDI	13.041	Maturity	01/02/2031		18,800	0	(60)	(60)	25	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031		4,200	0	10	10	0	(6)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		3,700	0	(13)	(13)	0	(1)
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		3,700	0	(13)	(13)	0	(1)
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031		28,000	0	50	50	0	(37)
Receive	1-Year BRL-CDI	13.310	Maturity	01/02/2031		20,300	0	34	34	0	(27)
Pay	1-Year BRL-CDI	13.350	Maturity	01/02/2031		3,200	0	(5)	(5)	4	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		10,100	0	(7)	(7)	14	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		2,600	0	(1)	(1)	4	0
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031		11,500	0	(6)	(6)	15	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		3,100	0	(4)	(4)	4	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		3,000	0	(4)	(4)	4	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031		3,000	0	(1)	(1)	4	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		1,400	0	0	0	2	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		5,200	0	1	1	7	0
Receive	1-Year BRL-CDI	13.899	Maturity	01/02/2031		41,400	16	(62)	(46)	0	(55)
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035		26,900	0	(63)	(63)	38	0
Receive(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	45,600	32	9	41	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026	COP	1,568,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		750,730	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		6,139,610	0	(10)	(10)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		13,980,000	0	(195)	(195)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	82	82	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028		2,951,000	0	(4)	(4)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	43	43	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	217	217	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	254	254	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	139	97	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	220	220	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	237	312	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		9,635,600	35	(263)	(228)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(99)	(114)	0	0
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		2,073,000	0	(4)	(4)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(363)	(363)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(865)	(865)	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		14,468,300	0	322	322	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(454)	(454)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(489)	(566)	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030		4,977,260	(1)	(141)	(142)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		2,431,900	0	71	71	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		14,012,000	0	398	398	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		1,311,000	0	(35)	(35)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		3,936,000	0	(102)	(102)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		2,624,000	0	(68)	(68)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		7,843,600	6	227	233	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		9,290,000	1	238	239	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030		1,720,000	0	(49)	(49)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030		3,765,300	0	(105)	(105)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030		3,133,000	0	87	87	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		12,062,100	0	(328)	(328)	7	0
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		2,508,000	0	(67)	(67)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	253	253	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	148	148	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.980	Quarterly	12/17/2030		22,575,700	0	568	568	0	(16)
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030		4,033,000	0	(89)	(89)	3	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	139	139	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.750	Quarterly	03/18/2031		1,648,600	0	12	12	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	10.776	Quarterly	03/18/2031		8,905,200	0	65	65	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	11.111	Quarterly	03/18/2031		31,506,200	158	(36)	122	0	(27)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	357	357	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	114	114	0	(4)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031		1,479,000	0	(3)	(3)	0	(1)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		1,402,000	0	(3)	(3)	0	(1)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.730	Quarterly	06/17/2031		1,431,000	0	(3)	(3)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	342	342	0	(7)

72	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month COP-IBR Compounded-OIS	7.580%	Quarterly	08/09/2031	COP	8,020,000	$0	$339	$339	$0	$(7)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	81	81	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	104	104	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		4,861,000	0	(149)	(149)	5	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		1,787,200	0	(48)	(48)	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	34	34	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	87	87	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	270	286	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		2,688,000	0	(60)	(60)	4	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		6,290,800	0	(125)	(125)	10	0
Receive	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	03/18/2035		8,499,700	0	54	54	0	(15)
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		3,410,000	1	83	84	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		30,024,400	0	844	844	0	(56)
Receive	3-Month ILS-TELBOR	3.551	Annual	03/11/2031	ILS	15,900	0	70	70	0	(19)
Pay	3-Month ILS-TELBOR	3.635	Annual	03/16/2031		7,400	(14)	(10)	(24)	9	0
Pay	3-Month ILS-TELBOR	3.950	Annual	10/13/2035		2,000	5	(8)	(3)	2	0
Receive	3-Month ILS-TELBOR	4.135	Annual	12/05/2035		1,300	(6)	1	(5)	0	(1)
Receive	3-Month ILS-TELBOR	3.699	Annual	03/10/2036		600	0	5	5	0	(1)
Receive	3-Month ILS-TELBOR	3.955	Annual	03/17/2036		1,700	0	2	2	0	(2)
Receive(6)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	46,200	53	(14)	39	13	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	149	149	5	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	(21)	(21)	0	(1)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(116)	(116)	0	(4)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(42)	(42)	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(20)	(20)	0	(1)
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(36)	(36)	0	(3)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	39	52	3	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		4,000	0	0	0	0	(1)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		3,900	0	0	0	0	(1)
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		2,000	0	(1)	(1)	0	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		2,800	0	(1)	(1)	0	0
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		1,900	0	(1)	(1)	0	0
Receive	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		23,100	65	(50)	15	0	(4)
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		2,200	0	(4)	(4)	0	0
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		7,550	(18)	61	43	0	(1)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		13,870	(193)	5	(188)	2	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	20	20	0	(1)
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		7,830	1	70	71	7	0
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		1,920	0	(19)	(19)	0	(2)
Pay	3-Month PLN-WIBOR	4.353	Annual	10/23/2035		1,000	0	(10)	(10)	0	(1)
Receive	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		1,300	0	11	11	1	0
Pay	3-Month PLN-WIBOR	4.355	Annual	11/04/2035		1,600	0	(16)	(16)	0	(1)
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		2,000	0	17	17	2	0
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		400	0	(4)	(4)	0	0
Pay	3-Month PLN-WIBOR	4.303	Annual	11/26/2035		1,200	0	(13)	(13)	0	(1)
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		4,200	(16)	47	31	4	0
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		700	0	(9)	(9)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		15,270	0	65	65	16	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,900	0	13	13	3	0
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		3,500	0	35	35	3	0
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		400	0	(5)	(5)	0	0
Receive	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		850	(3)	10	7	1	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		3,400	0	14	14	4	0
Receive	3-Month PLN-WIBOR	4.385	Annual	02/06/2036		1,500	(4)	18	14	2	0
Pay	3-Month PLN-WIBOR	4.091	Annual	02/23/2036		1,900	0	(30)	(30)	0	(2)
Receive	3-Month PLN-WIBOR	4.450	Annual	02/24/2036		1,500	(4)	16	12	2	0
Receive	3-Month PLN-WIBOR	4.275	Annual	03/02/2036		1,400	(4)	21	17	1	0
Pay	3-Month PLN-WIBOR	4.161	Annual	03/03/2036		500	0	(7)	(7)	0	(1)
Receive	3-Month PLN-WIBOR	4.348	Annual	03/05/2036		1,300	0	13	13	1	0
Receive	3-Month PLN-WIBOR	4.370	Annual	03/05/2036		1,300	0	13	13	1	0
Receive	3-Month PLN-WIBOR	4.349	Annual	03/06/2036		1,100	0	11	11	1	0
Receive	3-Month PLN-WIBOR	4.463	Annual	03/09/2036		900	0	7	7	1	0
Receive	3-Month PLN-WIBOR	4.574	Annual	03/10/2036		1,800	0	10	10	2	0
Receive	3-Month PLN-WIBOR	4.685	Annual	03/10/2036		1,000	0	3	3	1	0
Receive	3-Month PLN-WIBOR	4.860	Annual	03/11/2036		800	0	0	0	1	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		600	0	0	0	0	(1)
Pay(6)	3-Month PLN-WIBOR	4.845	Annual	04/02/2036		1,900	0	0	0	0	0
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		900	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.200	Annual	05/13/2036		1,260	0	18	18	1	0
Receive(6)	3-Month PLN-WIBOR	4.125	Annual	05/20/2036		1,200	0	19	19	1	0
Receive(6)	3-Month PLN-WIBOR	4.180	Annual	05/22/2036		1,300	0	19	19	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month SEK-STIBOR	2.021%	Annual	10/07/2029	SEK	57,400	$(2)	$124	$122	$0	$(23)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	(58)	(58)	23	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	77,900	0	(17)	(17)	0	0
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	(5)	6	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	(50)	98	7	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	6	(12)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	(1)	(1)	0	(2)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	71	89	9	0
Receive	3-Month ZAR-JIBAR	6.745	Quarterly	03/06/2028		71,600	0	45	45	0	(11)
Receive	3-Month ZAR-JIBAR	6.780	Quarterly	03/06/2028		42,700	0	25	25	0	(6)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028		51,800	0	(32)	(32)	8	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	12	50	4	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(18)	(65)	0	(9)
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	25	25	22	0
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(28)	(94)	0	(18)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(70)	(70)	0	(10)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(25)	(25)	0	(3)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	42	32	28	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(30)	(30)	0	(22)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		26,400	(5)	(9)	(14)	0	(9)
Receive	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		226,900	(47)	39	(8)	0	(80)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		143,960	(43)	6	(37)	0	(51)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	39	39	23	0
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		36,274	(10)	5	(5)	0	(13)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	14	14	10	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		80,000	(19)	76	57	0	(29)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		36,000	0	(18)	(18)	13	0
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		28,400	30	(48)	(18)	11	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		79,574	0	103	103	0	(29)
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		15,620	(20)	22	2	0	(6)
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		7,400	(2)	7	5	0	(3)
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		5,170	0	(2)	(2)	2	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		9,500	0	(16)	(16)	4	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		4,300	0	(9)	(9)	2	0
Receive	3-Month ZAR-JIBAR	6.815	Quarterly	12/08/2030		9,500	0	18	18	0	(4)
Receive	3-Month ZAR-JIBAR	7.035	Quarterly	12/10/2030		92,200	(37)	167	130	0	(36)
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		6,950	(3)	12	9	0	(3)
Pay	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		3,100	0	(8)	(8)	1	0
Receive	3-Month ZAR-JIBAR	6.885	Quarterly	02/04/2031		13,700	(5)	30	25	0	(5)
Receive	3-Month ZAR-JIBAR	6.715	Quarterly	02/26/2031		13,100	(5)	35	30	0	(5)
Receive	3-Month ZAR-JIBAR	6.920	Quarterly	03/06/2031		24,900	0	45	45	0	(10)
Receive	3-Month ZAR-JIBAR	7.360	Quarterly	03/09/2031		111,300	116	(32)	84	0	(45)
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	08/13/2033		70,300	0	67	67	0	(35)
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(79)	(231)	0	(27)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	57	79	14	0
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	01/27/2036		6,300	0	(24)	(24)	2	0
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026	CLP	7,364,000	0	62	62	0	(1)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	36	36	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	32	32	2	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	15	15	0	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028		506,000	0	6	6	0	0
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	(8)	(8)	0	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	8	8	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(25)	(25)	0	0
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(52)	(53)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(13)	(13)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	(12)	37	1	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(4)	(4)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	10	10	0	0
Receive	6-Month CLP-CHILIBOR	4.675	Semi-Annual	03/18/2029		9,734,000	0	95	95	0	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	16	16	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	2	2	0	(1)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	2	3	0	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	11	11	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		1,135,000	0	17	17	1	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		630,000	0	11	11	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		1,380,800	0	13	13	1	0
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		3,912,400	(19)	(19)	(38)	3	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		2,650,200	0	29	29	2	0
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		879,600	0	(12)	(12)	0	(1)

74	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	4.715%	Semi-Annual	06/18/2030	CLP	1,070,200	$0	$14	$14	$1	$0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		101,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(11)	(11)	1	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(2)	(2)	0	0
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031		531,000	0	0	0	0	0
Receive(6)	6-Month CLP-CHILIBOR	4.805	Semi-Annual	06/17/2031		991,400	0	15	15	1	0
Receive(6)	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031		3,498,900	2	(9)	(7)	3	0
Pay(6)	6-Month CLP-CHILIBOR	5.190	Semi-Annual	06/17/2031		254,000	0	1	1	0	0
Pay(6)	6-Month CLP-CHILIBOR	5.250	Semi-Annual	06/17/2031		87,000	0	1	1	0	0
Receive(6)	6-Month CLP-CHILIBOR	5.306	Semi-Annual	06/17/2031		1,877,000	0	(18)	(18)	2	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	3	3	0	(2)
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		805,000	0	(7)	(7)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(210)	(210)	4	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	33	33	5	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(12)	(12)	1	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(58)	(58)	2	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(22)	(22)	1	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(21)	(21)	1	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(11)	(11)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(115)	(115)	3	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(71)	(71)	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	8	8	0	(1)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	1	1	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(6)	(7)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	(4)	(22)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	11	11	0	(2)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	8	8	0	(1)
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(42)	(42)	4	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	15	15	0	(2)
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	31	31	0	(3)
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		400,700	0	(3)	(3)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.215	Semi-Annual	03/18/2036		3,412,000	0	(16)	(16)	0	(11)
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(25)	(50)	0	(2)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		220,000	300	(238)	62	16	0
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	6	6	0	(3)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	(32)	(22)	3	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	(80)	(80)	8	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	49	49	0	(3)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	2	2	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(17)	(17)	0	(2)
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	11	11	0	(7)
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	30	39	0	(9)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		204,900	110	(344)	(234)	14	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		95,500	27	110	137	0	(6)
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		16,300	0	18	18	0	(1)
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		19,800	0	23	23	0	(1)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		55,900	0	58	58	0	(4)
Receive	6-Month CZK-PRIBOR	3.410	Annual	05/14/2030		44,400	0	38	38	0	(3)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		3,200	0	2	2	0	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		30,700	0	(30)	(30)	2	0
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		90,300	10	42	52	0	(7)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		215,200	158	(44)	114	0	(17)
Pay	6-Month CZK-PRIBOR	1.025	Annual	07/29/2030		3,200	(19)	0	(19)	0	0
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		3,300	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		3,910	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.736	Annual	08/12/2030		111,000	0	(24)	(24)	9	0
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		78,700	0	(22)	(22)	6	0
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		11,670	0	(13)	(13)	1	0
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		29,100	0	(32)	(32)	2	0
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		24,600	0	(28)	(28)	2	0
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		10,600	0	(7)	(7)	1	0
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		15,800	0	(12)	(12)	1	0
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		8,500	0	(6)	(6)	1	0
Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		17,550	(4)	(8)	(12)	1	0
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		590	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.745	Annual	01/12/2031		20,310	0	(25)	(25)	2	0
Pay	6-Month CZK-PRIBOR	3.670	Annual	02/09/2031		31,250	3	(47)	(44)	2	0
Receive	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		12,500	0	11	11	0	(1)
Pay	6-Month CZK-PRIBOR	3.720	Annual	02/12/2031		39,300	3	(54)	(51)	3	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	3.970%	Annual	02/12/2031	CZK	15,700	$0	$12	$12	$0	$(1)
Receive	6-Month CZK-PRIBOR	3.845	Annual	03/05/2031		124,500	141	(9)	132	0	(9)
Receive(6)	6-Month CZK-PRIBOR	3.773	Annual	04/10/2031		36,400	0	47	47	0	(2)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		85,400	0	(26)	(26)	0	(6)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		16,000	0	(6)	(6)	0	(1)
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		19,700	0	(6)	(6)	0	(1)
Pay	6-Month CZK-PRIBOR	3.850	Annual	03/03/2036		4,600	0	(11)	(11)	0	0
Receive	6-Month CZK-PRIBOR	4.395	Annual	03/10/2036		4,700	0	2	2	0	0
Receive	6-Month CZK-PRIBOR	4.505	Annual	03/16/2036		5,800	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		3,200	0	0	0	0	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		4,900	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	2,300	(98)	31	(67)	0	(9)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,850	(59)	(8)	(67)	14	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,390	(51)	0	(51)	1	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		560	9	5	14	0	(6)
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(97)	(147)	0	(5)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	12	12	3	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	133	(115)	18	13	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(35)	(56)	(91)	12	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	(98)	(98)	18	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	(49)	(49)	10	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	(14)	(14)	4	0
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		360,200	3	(1)	2	0	(6)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		789,200	0	(42)	(42)	12	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		719,900	1	(5)	(4)	11	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		1,941,900	(3)	26	23	0	(31)
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		841,200	0	86	86	0	(15)
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		66,900	0	7	7	0	(1)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		585,140	17	53	70	0	(10)
Receive	6-Month HUF-BBR	6.435	Annual	11/21/2030		1,357,400	0	120	120	0	(24)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		411,800	0	36	36	0	(7)
Pay	6-Month HUF-BBR	6.110	Annual	12/30/2030		161,450	1	(22)	(21)	3	0
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		267,100	(155)	5	(150)	4	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(22)	(22)	0	(5)
Pay	6-Month HUF-BBR	6.570	Annual	05/16/2035		323,600	22	(26)	(4)	9	0
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		86,700	0	1	1	0	(2)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026	PLN	27,100	0	78	78	0	(2)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(1)	(1)	0	(3)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	78	98	1	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	(4)	9	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(13)	(13)	0	(2)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	(38)	(45)	0	(14)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	10	10	2	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	23	23	2	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	217	217	5	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	36	36	1	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	28	28	1	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(56)	(56)	0	(4)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(74)	(74)	0	(4)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(32)	(32)	0	(2)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	200	200	0	(1)
Pay	6-Month PLN-WIBOR	0.925	Annual	10/16/2030		2,000	(81)	(6)	(87)	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	33,500	0	20	20	2	0
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		121,200	0	(79)	(79)	13	0
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		171,900	0	(112)	(112)	18	0
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		107,500	0	(5)	(5)	0	(11)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		13,800	7	17	24	2	0
Pay	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		204,200	(74)	(177)	(251)	30	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		118,700	0	(11)	(11)	18	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		30,400	(23)	3	(20)	0	(5)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		2,900	0	6	6	0	0
Receive	28-Day MXN-TIIE	7.230	Lunar	03/14/2029		19,500	0	18	18	0	(3)
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	(25)	(25)	0	(9)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		36,300	0	(47)	(47)	0	(7)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		42,200	26	39	65	8	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		9,700	0	(17)	(17)	0	(2)
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		83,000	(39)	(149)	(188)	0	(16)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		69,600	0	89	89	13	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		90,400	0	(48)	(48)	0	(17)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		2,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		55,500	0	(51)	(51)	0	(11)

76	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.595%	Lunar	03/13/2030	MXN	74,700	$0	$(85)	$(85)	$0	$(14)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		12,800	0	(7)	(7)	2	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		47,800	2	(26)	(24)	9	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		17,900	0	(8)	(8)	3	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		7,700	0	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		45,800	0	(38)	(38)	9	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		9,800	0	(5)	(5)	2	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		64,100	0	(34)	(34)	12	0
Receive	28-Day MXN-TIIE	7.758	Lunar	06/12/2030		66,400	(9)	47	38	0	(13)
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		36,200	0	20	20	0	(7)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		90,300	0	46	46	0	(18)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		130,700	0	28	28	0	(26)
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		51,600	0	(61)	(61)	11	0
Pay	28-Day MXN-TIIE	7.520	Lunar	09/11/2030		6,200	0	(7)	(7)	1	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		48,200	(14)	61	47	0	(10)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		19,800	0	(14)	(14)	4	0
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030		17,200	7	20	27	0	(4)
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030		15,650	0	(14)	(14)	4	0
Pay	28-Day MXN-TIIE	7.555	Lunar	01/24/2031		15,000	0	(18)	(18)	4	0
Pay	28-Day MXN-TIIE	7.550	Lunar	01/29/2031		11,900	0	(15)	(15)	3	0
Pay	28-Day MXN-TIIE	7.550	Lunar	01/30/2031		13,800	0	(17)	(17)	3	0
Pay	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		15,000	(5)	(20)	(25)	4	0
Pay	28-Day MXN-TIIE	7.495	Lunar	02/04/2031		9,900	0	(14)	(14)	2	0
Receive	28-Day MXN-TIIE	7.681	Lunar	03/05/2031		71,900	0	70	70	0	(17)
Receive	28-Day MXN-TIIE	7.545	Lunar	03/12/2031		6,300	0	8	8	0	(2)
Pay	28-Day MXN-TIIE	7.570	Lunar	03/12/2031		7,900	0	(10)	(10)	2	0
Receive	28-Day MXN-TIIE	7.771	Lunar	03/12/2031		21,700	0	17	17	0	(5)
Pay(6)	28-Day MXN-TIIE	8.170	Lunar	03/26/2031		27,000	0	3	3	7	0
Receive(6)	28-Day MXN-TIIE	7.620	Lunar	04/18/2031		11,900	0	14	14	0	(3)
Receive(6)	28-Day MXN-TIIE	7.660	Lunar	04/18/2031		26,100	0	29	29	0	(6)
Receive(6)	28-Day MXN-TIIE	7.645	Lunar	04/24/2031		13,800	0	16	16	0	(3)
Receive(6)	28-Day MXN-TIIE	7.550	Lunar	05/02/2031		9,900	0	14	14	0	(2)
Pay(6)	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		3,500	(2)	0	(2)	1	0
Pay(6)	28-Day MXN-TIIE	8.255	Lunar	06/11/2031		8,500	0	1	1	2	0
Pay(6)	28-Day MXN-TIIE	8.340	Lunar	06/11/2031		12,400	0	4	4	3	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		10,600	0	3	3	3	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		12,700	0	6	6	3	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034		13,400	0	(23)	(23)	0	(3)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		18,000	0	(46)	(46)	0	(4)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		22,500	0	76	76	5	0
Receive	28-Day MXN-TIIE	8.550	Lunar	02/22/2035		28,800	0	(15)	(15)	0	(7)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		38,400	0	(31)	(31)	0	(9)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		30,500	0	(26)	(26)	0	(7)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		90,800	0	(106)	(106)	0	(21)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		79,500	0	(14)	(14)	18	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		21,600	0	12	12	0	(5)
Pay(6)	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		4,900	0	(1)	(1)	1	0

							$1,446	$779	$2,225	$1,608	$(2,483)

Total Swap Agreements							$666	$685	$1,351	$1,613	$(2,697)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$10	$1,613	$1,623	$0	$(5)	$(2,717)	$(2,722)

Cash of $8,898 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(20) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	32		$24	$0	$0
	04/2026		$35	SGD	44	0	(1)

BOA	04/2026	BRL	13,200		$2,535	1	(14)
	04/2026	COP	1,204,376		301	0	(25)
	04/2026	DOP	26,571		423	0	(14)
	04/2026	GBP	685		921	14	0
	04/2026	INR	102,069		1,091	13	0
	04/2026	KRW	2,100,223		1,435	38	0
	04/2026	MYR	3,661		932	27	0
	04/2026	PEN	19,844		5,696	0	(4)
	04/2026	PLN	2,609		705	3	(1)
	04/2026	TRY	27,541		596	0	(16)
	04/2026		$275	ARS	445,581	48	0
	04/2026		2,517	BRL	13,200	32	0
	04/2026		2,867	DOP	174,350	0	(16)
	04/2026		8,199	EUR	7,051	0	(49)
	04/2026		4,984	GBP	3,739	0	(35)
	04/2026		16	HUF	5,390	0	0
	04/2026		765	INR	72,003	1	0
	04/2026		1,981	KRW	2,950,728	0	(19)
	04/2026		881	PLN	3,256	0	(4)
	04/2026		3,530	RON	15,215	0	(83)
	04/2026		574	SGD	724	0	(10)
	04/2026		2,826	THB	91,860	0	(36)
	04/2026		11,121	ZAR	190,328	112	0
	05/2026	THB	27,780		$848	3	0
	05/2026	TRY	29,879		636	1	0
	05/2026		$3,425	CNY	23,783	29	0
	05/2026		505	RON	2,202	0	(7)
	06/2026	ILS	5,752		$1,822	0	(11)
	06/2026	MXN	37,843		2,098	5	(6)
	06/2026	PHP	54,898		939	38	0
	06/2026		$211	BRL	1,118	2	0
	06/2026		429	CNY	2,959	1	0
	06/2026		434	IDR	7,291,715	0	(5)
	06/2026		1,357	ILS	4,191	0	(21)
	06/2026		326	INR	30,383	0	(5)
	06/2026		3,274	MXN	58,752	1	(17)
	06/2026		5,674	PEN	19,844	7	0
	07/2026	EUR	3,944	RSD	467,875	14	0
	08/2026		$1,301	ZAR	23,525	74	0
	08/2026	ZAR	15,714		$888	0	(32)
	09/2026	COP	1,612,871		409	0	(14)
	10/2026	BRL	14,100		2,580	0	(30)

78	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	04/2026	ARS	676,967		$452	$0	$(37)
	04/2026	BRL	289,850		52,798	0	(3,159)
	04/2026	CLP	721,738		799	20	0
	04/2026	CNH	19,512		2,831	0	(2)
	04/2026	CNY	6,137		887	0	(2)
	04/2026	GBP	487		655	10	0
	04/2026	ILS	1,933		610	0	(5)
	04/2026	INR	2,231,111		24,464	902	0
	04/2026	KRW	4,086,396		2,758	41	0
	04/2026	PLN	4,471		1,240	36	0
	04/2026	THB	668,235		20,534	252	0
	04/2026		$53,914	BRL	289,850	2,044	0
	04/2026		531	CLP	484,958	0	(7)
	04/2026		3,116	CNH	21,362	0	(15)
	04/2026		875	CNY	6,137	13	0
	04/2026		1,210	ILS	3,737	0	(22)
	04/2026		1,519	INR	144,275	16	0
	04/2026		6,690	PHP	397,410	0	(135)
	04/2026		154	PLN	574	0	0
	04/2026		2,928	RON	12,642	0	(64)
	04/2026		12,829	THB	407,369	0	(467)
	04/2026	ZAR	14,704		$868	0	0
	05/2026	CNY	11,811		1,710	0	(5)
	05/2026		$4,711	CNY	32,695	39	0
	05/2026		610	ILS	1,931	5	0
	05/2026		4,258	INR	403,211	21	0
	05/2026		1,736	KWD	529	0	(26)
	05/2026		14,142	THB	463,415	0	(31)
	06/2026	ARS	2,631,924		$1,537	0	(274)
	06/2026	CLP	484,958		531	7	0
	06/2026	INR	1,663,463		18,237	694	0
	06/2026		$409	ARS	656,625	39	0
	06/2026		5,249	BRL	27,894	65	0
	06/2026		3,194	CLP	2,892,300	0	(69)
	06/2026		112	CNY	766	0	0
	06/2026		934	IDR	15,755,057	0	(8)
	06/2026		33,531	INR	3,064,480	0	(1,213)
	06/2026		481	KWD	147	0	(6)
	07/2026	ARS	270,878		$178	0	(6)
	07/2026	BRL	38,800		7,210	0	(130)
	07/2026		$593	ARS	970,668	67	0
	07/2026		13,277	BRL	71,325	215	0
	07/2026		777	KWD	237	0	(9)
	10/2026	BRL	94,300		$17,202	0	(251)
	06/2027		$597	KWD	181	0	(9)
	05/2029	KWD	2,630		$9,040	432	0
	07/2029		295		1,015	48	0
	05/2030		1,713		5,900	268	0
	08/2030		265		893	22	0

BRC	04/2026	BRL	6,401		1,226	0	(9)
	04/2026	CLP	470,567		514	6	0
	04/2026	KRW	1,908,336		1,277	8	0
	04/2026	MXN	15,171		848	3	0
	04/2026	MYR	4,119		1,048	30	0
	04/2026	PLN	15,248		4,259	152	0
	04/2026	TRY	351,552		7,632	0	(114)
	04/2026		$1,231	BRL	6,401	5	0
	04/2026		3,116	MYR	12,222	0	(95)
	04/2026		1,708	PLN	6,385	12	0
	04/2026		7,566	THB	237,246	0	(368)
	04/2026		31,786	TRY	1,437,456	285	0
	04/2026	ZAR	35,769		$2,186	75	0
	05/2026	TRY	52,748		1,131	0	(7)
	05/2026		$958	TRY	44,419	0	0
	06/2026	INR	1,721,243		$18,885	733	0
	06/2026		$39	ILS	121	0	(1)
	06/2026		16,096	INR	1,472,978	0	(562)
	07/2026		1,475	COP	5,601,764	11	0
	08/2026	TRY	184,140		$3,377	0	(218)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BSH	04/2026	BRL	208,812		$37,098	$0	$(3,215)
	04/2026		$40,186	BRL	208,812	127	0
	04/2026		2,949	CLP	2,750,748	22	0
	04/2026		79	JPY	12,641	0	0
	04/2026		7,549	PLN	27,304	0	(194)
	05/2026	JPY	12,603		$79	0	0
	05/2026	PEN	34,650		9,876	79	(138)
	05/2026		$175	PEN	594	0	(5)
	06/2026	CLP	2,750,247		$2,949	0	(22)
	06/2026	COP	17,711,800		4,734	0	(9)
	06/2026		$623	PEN	2,101	0	(22)
	10/2026	BRL	207,300		$38,265	0	(102)
	12/2026		$898	PEN	3,039	0	(36)
	04/2027	BRL	20,300		$3,570	0	(45)

CBK	04/2026		6,347		1,216	0	(9)
	04/2026	CLP	609,433		664	6	0
	04/2026	EUR	9,188		10,628	10	(1)
	04/2026	GBP	1,878		2,492	7	0
	04/2026	INR	1,123,406		12,102	238	0
	04/2026	JPY	989,300		6,333	100	0
	04/2026	PEN	13,123		3,833	64	0
	04/2026	PHP	104,018		1,722	6	0
	04/2026		$311	ARS	481,262	37	0
	04/2026		1,209	BRL	6,347	16	0
	04/2026		3,541	CNY	24,451	0	(1)
	04/2026		7,309	COP	27,355,440	132	0
	04/2026		2,824	EGP	137,843	0	(330)
	04/2026		979	EUR	848	4	(3)
	04/2026		11,177	GBP	8,358	0	(115)
	04/2026		54,034	INR	4,979,368	7	(1,366)
	04/2026		3,132	PEN	10,936	11	(1)
	04/2026		6,703	THB	212,980	0	(237)
	04/2026		1,602	UYU	62,840	0	(55)
	04/2026		6,565	VND	175,679,400	94	0
	04/2026		640	ZAR	10,886	3	0
	04/2026	UYU	575,442		$14,226	56	0
	05/2026	CNY	99		14	0	0
	05/2026	PEN	5,247		1,513	9	0
	05/2026	SGD	28,719		22,256	0	(167)
	05/2026		$4,224	CNY	29,219	23	0
	05/2026		120	NGN	186,720	12	0
	06/2026	ARS	629,825		$410	0	(20)
	06/2026	COP	39,578,689		10,489	0	(109)
	06/2026	IDR	1,299,968		77	0	0
	06/2026	INR	4,710,933		51,703	2,022	0
	06/2026	MXN	71,096		3,958	14	0
	06/2026	PEN	2,398		684	0	(2)
	06/2026		$1,206	ARS	1,938,503	127	0
	06/2026		4,165	CNY	28,676	7	0
	06/2026		692	COP	2,614,696	8	0
	06/2026		10,089	IDR	170,080,432	0	(89)
	06/2026		1,704	PHP	103,364	0	(6)
	07/2026	ARS	1,541,228		$977	0	(70)
	07/2026	COP	13,639,050		3,577	0	(52)
	07/2026	PEN	10,282		3,036	96	0
	07/2026		$692	ARS	1,118,573	69	0
	07/2026		5,641	KZT	3,034,589	479	0
	07/2026		3,205	LKR	1,011,112	0	(28)
	08/2026	COP	38,159,515		$10,037	0	(35)
	08/2026	NGN	13,325,389		9,394	246	0
	09/2026	CLP	3,453,573		3,882	151	0
	09/2026	COP	5,824,017		1,502	0	(25)
	09/2026	MXN	9,319		521	8	0
	10/2026	UGX	2,351,520		639	40	0
	10/2026		$272	UGX	1,065,155	0	(1)
	10/2026	UZS	1,637,500		$125	0	(4)
	11/2026	NGN	196,080		120	0	(11)
	01/2027	PEN	17,316		5,104	202	0

80	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	04/2026	AUD	4,516		$3,125	$10	$0
	04/2026	CNH	143,724		20,782	0	(85)
	04/2026	INR	113,986		1,207	5	(2)
	04/2026	KZT	135,623		279	0	(3)
	04/2026	SGD	61,848		48,417	313	0
	04/2026	THB	393,330		12,147	209	0
	04/2026	UGX	2,113,713		591	32	0
	04/2026		$3,077	AUD	4,486	18	0
	04/2026		32,393	CNH	221,939	0	(171)
	04/2026		8,774	CZK	185,241	0	(49)
	04/2026		13	EGP	666	0	(1)
	04/2026		3,237	HUF	1,087,480	31	0
	04/2026		2,436	ILS	7,541	0	(37)
	04/2026		1,938	INR	181,651	9	(20)
	04/2026		3,710	KZT	1,941,350	350	0
	04/2026		2,976	PEN	10,239	0	(36)
	04/2026	UZS	13,422,258		$1,073	0	(25)
	05/2026	AUD	4,486		3,076	0	(18)
	05/2026	SGD	14,797		11,463	0	(89)
	05/2026	THB	66,525		2,021	0	(4)
	05/2026		$3,124	AUD	4,516	0	(10)
	05/2026		20,782	CNH	143,376	86	0
	05/2026		37	GHS	402	0	(1)
	05/2026		48,417	SGD	61,710	0	(310)
	05/2026		12,150	THB	392,912	0	(192)
	06/2026	COP	3,684,404		$989	2	0
	06/2026	PEN	5,475		1,574	8	0
	06/2026	PHP	103,628		1,745	43	0
	06/2026	PKR	42,106		146	0	(4)
	06/2026	TWD	5,667		178	2	0
	06/2026		$1	CLP	907	0	0
	06/2026		76	CNY	527	0	0
	06/2026		48	RSD	4,866	0	0
	07/2026		269	KZT	143,901	19	0
	08/2026	PEN	3,613		$1,069	38	0
	09/2026	EGP	23,768		426	30	0
	09/2026	PEN	4,812		1,402	31	0
	09/2026	PKR	92,929		312	0	(15)
	10/2026	UGX	406,000		112	9	0
	10/2026	UZS	29,732,919		2,328	0	(9)
	11/2026		8,228,278		629	0	(12)
	12/2026		21,537,121		1,659	0	(12)
	02/2027		$18,734	KZT	10,313,067	550	0

FAR	04/2026	CHF	21		$27	1	0
	04/2026	GBP	8,439		11,387	218	0
	04/2026	PLN	2,767		767	21	0
	04/2026	SGD	334		261	1	0
	04/2026		$12	AUD	17	0	0
	04/2026		26	CHF	21	0	0
	04/2026		943	JPY	147,638	1	(13)
	04/2026		6	SGD	7	0	0
	05/2026	CHF	21		$26	0	0
	05/2026	JPY	15,692		99	0	(1)
	05/2026		$1,882	GBP	1,404	0	(23)
	05/2026		1,015	ILS	3,211	8	0
	05/2026		261	SGD	333	0	(1)
	06/2026	PEN	5,638		$1,664	51	0
	06/2026	PHP	24,967		417	7	0
	06/2026		$968	ILS	2,983	0	(17)
	06/2026		26,493	MXN	460,864	0	(938)
	07/2026	PEN	1,350		$399	13	0
	08/2026		12,568		3,717	128	0
	09/2026	MXN	7,466		423	12	0

GLM	04/2026	ARS	264,180		177	0	(14)
	04/2026	BRL	478,126		85,466	0	(6,839)
	04/2026	COP	4,483,342		1,209	0	(9)
	04/2026	INR	94,737		1,004	0	(4)
	04/2026	KRW	5,436,254		3,663	48	0
	04/2026	MXN	21,327		1,168	0	(21)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	MYR	245,739		$62,499	$1,765	$0
	04/2026	THB	42,478		1,315	26	0
	04/2026		$90,237	BRL	478,126	2,067	0
	04/2026		2,393	CNH	16,403	0	(12)
	04/2026		324	COP	1,204,376	1	0
	04/2026		10,259	DOP	662,226	596	0
	04/2026		1,916	HUF	655,465	54	0
	04/2026		1,301	ILS	4,045	0	(14)
	04/2026		19,227	INR	1,797,321	0	(154)
	04/2026		322	PLN	1,199	2	0
	04/2026		1,727	THB	55,376	0	(45)
	04/2026		13,946	UYU	541,802	0	(609)
	04/2026		102	ZAR	1,758	2	0
	05/2026	DOP	636,940		$10,319	82	(240)
	05/2026	THB	36,183		1,099	0	(2)
	05/2026		$3,266	BRL	17,507	93	0
	05/2026		135	EGP	7,146	0	(9)
	05/2026		2,457	MYR	9,796	0	(33)
	05/2026		34,075	SGD	43,516	0	(100)
	05/2026		1,316	THB	42,478	0	(24)
	06/2026	ARS	387,555		$233	0	(33)
	06/2026	BRL	6		1	0	0
	06/2026	COP	4,646,654		1,237	0	(8)
	06/2026	DOP	54,373		886	0	(5)
	06/2026	EGP	21,991		408	27	0
	06/2026	MXN	37,645		2,113	25	0
	06/2026	PEN	163		47	0	0
	06/2026		$543	ARS	872,701	58	0
	06/2026		630	BRL	3,355	9	0
	06/2026		1,192	COP	4,483,342	9	0
	06/2026		38,992	INR	3,558,182	0	(1,468)
	06/2026		11,489	MXN	200,431	0	(374)
	07/2026	ARS	277,135		$184	0	(5)
	07/2026	BRL	134,000		24,872	0	(474)
	07/2026	DOP	109,279		1,780	0	(3)
	07/2026		$16,906	BRL	91,364	376	0
	08/2026	DOP	5,468		$87	0	(2)
	08/2026		$8,059	DOP	504,497	144	0
	09/2026	DOP	624,883		$10,386	282	(26)
	09/2026	INR	1,518,616		16,041	199	0
	01/2027		$9,407	CRC	4,734,356	633	0

IND	04/2026	EUR	14,844		$17,527	370	0
	04/2026		$1,974	MYR	7,730	0	(63)
	05/2026	MYR	9,796		$2,521	97	0
	05/2026		$9,766	SAR	36,700	8	0

JPM	04/2026	BRL	62,600		$11,994	0	(92)
	04/2026	CNH	151,225		21,854	0	(102)
	04/2026	CNY	24,451		3,552	12	0
	04/2026	ILS	2,372		759	4	0
	04/2026	INR	63,622		677	5	0
	04/2026	MXN	6,101		331	0	(9)
	04/2026	MYR	8,561		2,183	67	0
	04/2026	PLN	5,927		1,657	60	0
	04/2026		$11,850	BRL	62,600	235	0
	04/2026		3,561	CNH	24,451	0	(11)
	04/2026		5,263	CZK	112,224	23	0
	04/2026		797	EUR	679	0	(12)
	04/2026		9,585	HUF	3,197,061	20	0
	04/2026		677	INR	63,731	1	0
	04/2026		766	KRW	1,127,669	0	(16)
	04/2026		3,237	NOK	31,250	0	(10)
	04/2026		233	PLN	861	0	(1)
	04/2026		49,162	SGD	61,956	0	(973)
	04/2026		7,253	TWD	230,778	0	(42)
	04/2026		252	ZAR	4,278	1	0
	04/2026	ZAR	113,406		$6,765	82	(9)
	05/2026		$21,854	CNH	150,856	102	0
	05/2026		28,538	MXN	511,553	0	(105)
	06/2026	COP	260,163		$69	0	0
	06/2026	EGP	20,030		371	25	0
	06/2026	ILS	14,903		4,798	48	0

82	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$45	ILS	140	$0	$0
	06/2026		2,513	MYR	9,848	0	(76)
	06/2026	ZAR	152,100		$8,583	0	(354)
	07/2026	BRL	38,700		7,153	0	(167)
	07/2026	MXN	14,182		795	10	0
	10/2026	BRL	58,000		10,609	0	(126)
	10/2026	UGX	18,425		5	0	0
	10/2026	UZS	10,814,453		850	0	(1)
	02/2027		$4,696	MNT	17,765,813	140	0
	06/2027	UZS	563,221		$42	0	0

MBC	04/2026	AUD	4,486		3,129	34	0
	04/2026	COP	1,362,557		368	0	(3)
	04/2026	EUR	7,919		9,156	16	(14)
	04/2026	GBP	599		802	9	0
	04/2026	INR	3,459,377		37,328	795	0
	04/2026	NOK	32,804		3,353	0	(35)
	04/2026		$3,196	AUD	4,499	0	(92)
	04/2026		39	EGP	2,024	0	(3)
	04/2026		2,854	EUR	2,465	3	(7)
	04/2026		978	JPY	152,325	0	(19)
	04/2026		2,775	KRW	4,211,810	28	(2)
	04/2026		28	NOK	273	0	0
	04/2026		732	PLN	2,571	0	(40)
	04/2026		800	UYU	31,190	0	(32)
	05/2026	EUR	246		$283	0	(2)
	05/2026	GBP	876		1,160	0	0
	05/2026	JPY	6,993		44	0	0
	05/2026		$28	EGP	1,424	0	(3)
	05/2026		3	GBP	2	0	0
	05/2026		3,353	NOK	32,807	35	0
	05/2026		802	UYU	31,361	0	(31)
	06/2026		37,328	INR	3,481,699	0	(610)
	07/2026		368	COP	1,394,090	2	0
	09/2026	EGP	38,927		$699	49	0
	10/2026	ZAR	3,845		216	0	(8)

MYI	04/2026	BRL	16,018		3,081	0	(11)
	04/2026	CLP	1,425,416		1,561	21	0
	04/2026	COP	62,498		17	0	0
	04/2026	MYR	6,804		1,695	14	0
	04/2026		$3,059	BRL	16,018	33	0
	04/2026		1,630	INR	154,638	16	0
	04/2026		195	MYR	784	0	(1)
	04/2026		6,610	PEN	22,685	0	(94)
	04/2026		1,974	PHP	119,016	0	(11)
	04/2026		19,746	PLN	70,717	0	(697)
	05/2026	BRL	11,658		$2,219	0	(18)
	06/2026	PEN	12,937		3,740	37	0
	06/2026	PHP	109,427		1,844	47	0
	06/2026		$2,240	CNY	15,457	7	0
	06/2026		17	COP	62,498	0	0
	08/2026	CZK	21,064	EUR	864	11	0
	10/2026		$685	AZN	1,226	22	0
	10/2027		1,370		2,521	0	(1)

NGF	04/2026		2,625	CNH	17,967	0	(17)
	04/2026		136	NOK	1,306	0	(1)
	04/2026		10,684	TRY	489,713	313	0
	05/2026		3,961		183,218	0	(4)

RBC	04/2026	SGD	834		$655	6	0

SCX	04/2026	CNY	6,137		892	3	0
	04/2026	COP	16,574,636		4,326	0	(186)
	04/2026	NGN	939,344		543	0	(131)
	04/2026	PEN	1,962		565	2	0
	04/2026		$23	CAD	32	0	0
	04/2026		1,805	CNH	12,392	0	(6)
	04/2026		887	CNY	6,137	2	0
	04/2026		838	EGP	43,129	0	(60)
	04/2026		2,811	GHS	31,058	0	0
	04/2026		32,228	INR	2,968,650	0	(877)
	04/2026		665	JPY	103,733	0	(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,315	KRW	1,959,981	$0	$(12)
	04/2026		5,104	MYR	19,963	0	(170)
	04/2026		208	PEN	717	0	(2)
	04/2026		225	SGD	285	0	(4)
	04/2026		3,161	THB	99,212	0	(151)
	04/2026		36,331	TWD	1,159,461	0	(102)
	04/2026		552	UGX	2,100,163	3	0
	04/2026		2,127	ZMW	43,556	147	0
	05/2026	CAD	32		$23	0	0
	05/2026		$2,173	CNY	15,087	17	0
	06/2026	CLP	1,380,304		$1,556	65	0
	06/2026	COP	309,244		81	0	(2)
	06/2026	IDR	9,349,721		552	2	0
	06/2026	MYR	9,796		2,458	34	0
	06/2026	PHP	6,097		104	4	0
	06/2026		$16,402	IDR	275,304,623	0	(215)
	06/2026		14,471	MYR	56,912	0	(386)
	07/2026	ZMW	9,910		$470	0	(44)
	10/2026		$408	UGX	1,526,603	0	(20)
	02/2027	NGN	13,950,090		$9,394	308	0

SOG	04/2026	EUR	5,991		7,088	164	0
	04/2026	KRW	2,540,140		1,717	28	0
	04/2026	UGX	765,050		214	11	0
	04/2026		$31,039	EUR	26,898	51	0
	04/2026		700	INR	64,729	0	(16)
	04/2026		3,677	JPY	572,152	0	(72)
	04/2026		4,843	RON	20,964	0	(96)
	05/2026	EUR	26,899		$31,088	0	(50)
	05/2026		$92	CNY	637	1	0
	05/2026		892	EGP	47,251	0	(58)
	06/2026		914	ILS	2,814	0	(17)
	06/2026		16,091	PEN	54,215	0	(571)
	07/2026	PEN	12,740		$3,770	128	0
	07/2026		$9,597	EGP	487,048	0	(1,235)
	09/2026	EGP	162,227		$2,913	198	0

SSB	04/2026	INR	520,252		5,643	149	0
	04/2026		$4	JPY	671	0	0
	04/2026		43	PLN	154	0	(1)
	06/2026	IDR	13,746,288		$816	8	0
	09/2026		$724	COP	2,806,190	12	0

UAG	04/2026	COP	4,901,898		$1,312	0	(19)
	04/2026	PLN	3,408		941	23	0
	04/2026		$10,798	CZK	226,781	0	(116)
	04/2026		68,476	KRW	100,885,468	0	(1,388)
	04/2026		10,256	PLN	37,781	40	(119)
	06/2026	COP	23,232,317		$6,088	0	(133)
	06/2026		$678	COP	2,556,532	7	0
	06/2026		1,363	ILS	4,208	0	(22)
	06/2026		1,229	MXN	21,454	0	(40)

Total Forward Foreign Currency Contracts						$24,541	$(37,208)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC EUR versus GBP	GBP	0.885	05/07/2026	8,219	$60	$24
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,600	13	13
	Call - OTC USD versus HKD		7.800	08/24/2026	13,400	19	19
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,007	540	787

GLM	Put - OTC GBP versus USD	$	1.300	06/01/2026	875	175	282
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	3

MBC	Put - OTC USD versus CNH	CNH	6.900	04/28/2026	13,549	85	85
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,100	11	12
	Call - OTC USD versus HKD		7.800	08/24/2026	4,600	7	7

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	2,788	11	0
	Put - OTC EUR versus CZK		24.040	08/06/2026	4,011	15	2
	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	6,640	86	196

						$1,025	$1,430

84	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595%	04/22/2026	21,000	$7	$0

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.490	05/05/2026	20,600	7	0

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/22/2026	25,300	9	0
	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/28/2026	28,800	9	1
	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.690	04/08/2026	68,600	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.000	05/11/2026	2,700	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	3.925	05/18/2026	2,700	3	0

GST	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/22/2026	31,200	2	0

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	3.980	05/20/2026	2,800	0	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	01/20/2028	7,400	161	134

							$213	$135

Total Purchased Options							$1,238	$1,565

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	8,600	$(5)	$(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	13,400	(6)	(5)
	Call - OTC USD versus TRY	TRY	49.550	04/10/2026	6,559	(105)	(9)
	Call - OTC USD versus TRY		50.250	05/19/2026	6,530	(105)	(87)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	22,015	(546)	(704)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)

MBC	Put - OTC USD versus CNH	CNH	6.800	04/28/2026	27,098	(53)	(20)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	8,100	(4)	(3)
	Call - OTC USD versus HKD		7.850	08/24/2026	4,600	(2)	(2)

MYI	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	6,640	(16)	(42)
	Call - OTC USD versus BRL		5.700	04/23/2026	6,640	(56)	(8)

						$(899)	$(884)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340%	04/22/2026	21,000	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	21,000	(4)	(13)

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.240	05/05/2026	20,600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.820	05/05/2026	20,600	(3)	(18)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340	04/22/2026	25,300	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	25,300	(3)	(16)
	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340	04/28/2026	28,800	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/28/2026	28,800	(4)	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.640	04/02/2026	11,800	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.640	04/02/2026	11,800	(4)	(30)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.610	04/28/2026	11,100	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.610	04/28/2026	11,100	(3)	(30)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.510	05/26/2026	9,400	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.510	05/26/2026	9,400	(3)	(28)
	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.440	04/08/2026	68,600	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.950	04/08/2026	68,600	(8)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.230	04/13/2026	1,200	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.230	04/13/2026	1,200	(3)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.400	05/11/2026	2,700	(3)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.135	05/18/2026	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.135	05/18/2026	1,100	(3)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.325	05/18/2026	2,700	(3)	(32)
	Call - OTC 10-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.930	05/20/2026	6,200	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.930	05/20/2026	6,200	(3)	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.728	04/13/2026	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.728	04/13/2026	1,100	(3)	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.690	05/04/2026	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.690	05/04/2026	1,100	(3)	(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340%	04/22/2026	31,200	$0	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	31,200	0	(19)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.673	04/14/2026	10,600	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.673	04/14/2026	10,600	(3)	(27)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.600	04/08/2026	12,600	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.600	04/08/2026	12,600	(4)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.380	05/20/2026	2,800	0	(30)

							$(106)	$(433)

Total Written Options							$(1,005)	$(1,317)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	0.911%	$3,500	$80	$(90)	$0	$(10)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.488	100	(2)	0	0	(2)

BRC	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.398	1,200	(24)	5	0	(19)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.488	200	(4)	0	0	(4)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	1.065	4,100	(10)	26	16	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096	1,200	(10)	17	7	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	1.123	1,110	(4)	13	9	0

GST	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.169	200	0	3	3	0

							$26	$(26)	$35	$(35)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$150	$3	$0	$3	$0

BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	150	3	0	3	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533	600	1	4	5	0

BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	227	1	3	4	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	120	1	1	2	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733	100	(1)	0	0	(1)

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	293	2	3	5	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387	3,700	(21)	49	28	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	200	(2)	1	0	(1)

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	906	4	3	7	0
	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	842	4	11	15	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	405	(50)	55	5	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.306	400	0	1	1	0

JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	300	4	0	4	0
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	1,600	53	3	56	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.376	200	2	0	2	0

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	250	3	(1)	2	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980	3,100	17	25	42	0

							$24	$158	$184	$(2)

86	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Floating rate equal to 1-Day IDR-SOFR plus 0.054% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	06/17/2029	$1,138	IDR	19,277,310	$(4)	$14	$10	$0

	Floating rate equal to 1-Day PHP-SOFR plus 0.050% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	06/17/2031	1,205	PHP	71,330	(4)	21	17	0

								$(8)	$35	$27	$0

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	1-Year BRL-CDI	7.728%	Maturity	01/04/2027	BRL	21,000	$0	$(593)	$0	$(593)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(29)	0	(29)

								$0	$(622)	$0	$(622)

Total Swap Agreements								$42	$(455)	$246	$(659)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	464	843	3	1,310	(474)	(821)	(12)	(1,307)	3	0	3
BPS	5,256	0	8	5,264	(5,952)	0	0	(5,952)	(688)	841	153
BRC	1,320	0	38	1,358	(1,374)	0	(24)	(1,398)	(40)	0	(40)
BSH	228	0	0	228	(3,788)	0	0	(3,788)	(3,560)	2,868	(692)
CBK	4,304	0	33	4,337	(2,737)	(18)	(1)	(2,756)	1,581	(2,080)	(499)
DUB	1,795	1	0	1,796	(1,105)	(311)	0	(1,416)	380	0	380
FAR	461	0	0	461	(993)	0	0	(993)	(532)	735	203
GLM	6,498	285	0	6,783	(10,527)	(1)	(622)	(11,150)	(4,367)	5,279	912
GST	0	0	58	58	0	(46)	0	(46)	12	0	12
IND	475	0	0	475	(63)	0	0	(63)	412	(338)	74
JPM	835	134	62	1,031	(2,106)	(45)	0	(2,151)	(1,120)	1,474	354
MBC	971	104	0	1,075	(901)	(25)	0	(926)	149	301	450
MYC	0	0	44	44	0	0	0	0	44	0	44
MYI	208	198	0	406	(833)	(50)	0	(883)	(477)	669	192
NGF	313	0	0	313	(22)	0	0	(22)	291	(158)	133
RBC	6	0	0	6	0	0	0	0	6	0	6
SCX	587	0	0	587	(2,379)	0	0	(2,379)	(1,792)	1,653	(139)
SOG	581	0	0	581	(2,115)	0	0	(2,115)	(1,534)	1,593	59
SSB	169	0	0	169	(1)	0	0	(1)	168	0	168
UAG	70	0	0	70	(1,837)	0	0	(1,837)	(1,767)	2,524	757

Total Over the Counter	$24,541	$1,565	$246	$26,352	$(37,208)	$(1,317)	$(659)	$(39,184)

(m)

Securities with an aggregate market value of $17,937 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	5	0	0	1,608	1,613

	$0	$5	$0	$0	$1,618	$1,623

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$24,541	$0	$24,541
Purchased Options	0	0	0	1,430	135	1,565
Swap Agreements	0	219	0	27	0	246

	$0	$219	$0	$25,998	$135	$26,352

	$0	$224	$0	$25,998	$1,753	$27,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5	$5
Swap Agreements	0	218	0	0	2,499	2,717

	$0	$218	$0	$0	$2,504	$2,722

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$37,208	$0	$37,208
Written Options	0	0	0	884	433	1,317
Swap Agreements	0	37	0	0	622	659

	$0	$37	$0	$38,092	$1,055	$39,184

	$0	$255	$0	$38,092	$3,559	$41,906

88	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$257	$257
Swap Agreements	0	(343)	0	0	946	603

	$0	$(343)	$0	$0	$1,203	$860

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,949	$0	$3,949
Purchased Options	0	(58)	0	557	(52)	447
Written Options	0	21	0	2,211	124	2,356
Swap Agreements	0	(38)	0	108	(77)	(7)

	$0	$(75)	$0	$6,825	$(5)	$6,745

	$0	$(418)	$0	$6,825	$1,198	$7,605

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(88)	$(88)
Swap Agreements	0	(93)	0	0	713	620

	$0	$(93)	$0	$0	$625	$532

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16,697)	$0	$(16,697)
Purchased Options	0	0	0	713	(77)	636
Written Options	0	0	0	(129)	(334)	(463)
Swap Agreements	0	57	0	67	(182)	(58)

	$0	$57	$0	$(16,046)	$(593)	$(16,582)

	$0	$(36)	$0	$(16,046)	$32	$(16,050)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$4,699	$0	$4,699
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	111,015	0	111,015
Cayman Islands
Asset-Backed Securities	0	352	0	352
Convertible Bonds & Notes	0	3	0	3
Corporate Bonds & Notes	0	276	1,396	1,672
Loan Participations and Assignments	0	0	1,363	1,363
Chile
Sovereign Issues	0	14,339	0	14,339
China
Common Stocks	23	0	0	23
Sovereign Issues	0	1,948	0	1,948
Colombia
Sovereign Issues	0	37,894	0	37,894
Czech Republic
Sovereign Issues	0	1,016	0	1,016
Dominican Republic
Sovereign Issues	0	13,273	0	13,273
Egypt
Sovereign Issues	0	13,790	0	13,790
Germany
Corporate Bonds & Notes	0	0	3,252	3,252
Loan Participations and Assignments	0	1,929	0	1,929
Ghana
Sovereign Issues	0	2,030	0	2,030
Hungary
Sovereign Issues	0	902	0	902
Indonesia
Sovereign Issues	0	61	0	61

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Ireland
Corporate Bonds & Notes	$0	$592	$0	$592
Loan Participations and Assignments	0	0	3,008	3,008
Ivory Coast
Loan Participations and Assignments	0	0	3,137	3,137
Jersey, Channel Islands
Corporate Bonds & Notes	0	803	0	803
Kazakhstan
Sovereign Issues	0	4,744	0	4,744
Kenya
Sovereign Issues	0	6,104	0	6,104
Kuwait
Sovereign Issues	0	6,807	0	6,807
Malaysia
Sovereign Issues	0	74,505	0	74,505
Mexico
Sovereign Issues	0	9,292	0	9,292
Netherlands
Loan Participations and Assignments	0	0	1,392	1,392
Paraguay
Sovereign Issues	0	12,286	0	12,286
Peru
Corporate Bonds & Notes	0	7,230	0	7,230
Sovereign Issues	0	9,803	0	9,803
Philippines
Sovereign Issues	0	6,772	0	6,772
Poland
Sovereign Issues	0	23,652	0	23,652
Qatar
Corporate Bonds & Notes	0	7,499	0	7,499
Romania
Sovereign Issues	0	72	0	72

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Schedule of Investments	PIMCO Emerging Markets Currency and Short-Term Investments Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Serbia
Loan Participations and Assignments	$0	$0	$1,133	$1,133
Sovereign Issues	0	1,826	0	1,826
South Africa
Corporate Bonds & Notes	0	5,610	0	5,610
Loan Participations and Assignments	0	0	863	863
Sovereign Issues	0	35,617	0	35,617
Sri Lanka
Sovereign Issues	0	6,189	0	6,189
Supranational
Corporate Bonds & Notes	0	6,031	26,915	32,946
Turkey
Loan Participations and Assignments	0	0	4,048	4,048
Sovereign Issues	0	10,481	0	10,481
United Arab Emirates
Sovereign Issues	0	700	0	700
United Kingdom
Corporate Bonds & Notes	0	5,246	5,176	10,422
Non-Agency Mortgage-Backed Securities	0	2,166	0	2,166
United States
Asset-Backed Securities	0	4,296	0	4,296
Loan Participations and Assignments	0	0	10,040	10,040
Non-Agency Mortgage-Backed Securities	0	3,615	780	4,395
Sovereign Issues	0	2,816	0	2,816
U.S. Government Agencies	0	1,959	0	1,959
U.S. Treasury Obligations	0	590	0	590
Uruguay
Sovereign Issues	0	3,173	0	3,173
Uzbekistan
Corporate Bonds & Notes	0	1,890	0	1,890
Sovereign Issues	0	2,532	0	2,532
Venezuela
Corporate Bonds & Notes	0	425	0	425
Sovereign Issues	0	954	0	954

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Zambia
Sovereign Issues	$0	$445	$0	$445
Short-Term Instruments
Egypt Treasury Bills	0	39	0	39
Nigeria Treasury Bills	0	58,786	0	58,786
South Africa Treasury Bills	0	10,075	0	10,075
U.S. Treasury Bills	0	17,808	0	17,808

	$23	$556,957	$62,529	$619,509

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$74,004	$0	$0	$74,004

Total Investments	$74,027	$556,957	$62,529	$693,513

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	1,619	0	1,623
Over the counter	0	26,352	0	26,352

	$4	$27,971	$0	$27,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,702)	0	(2,702)
Over the counter	0	(39,184)	0	(39,184)

	$0	$(41,886)	$0	$(41,886)

Total Financial Derivative Instruments	$4	$(13,915)	$0	$(13,911)

Totals	$74,031	$543,042	$62,529	$679,602

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	$0	$0	$77	$0	$(77)	$0	$0	$26	$(77)
Cayman Islands(2)
Corporate Bonds & Notes	0	1,404	0	0	0	(8)	0	0	1,396	(8)
Loan Participations and Assignments	1,367	0	0	0	0	(4)	0	0	1,363	(4)
Germany
Corporate Bonds & Notes	3,904	0	0	0	0	(652)	0	0	3,252	(652)
Ireland
Loan Participations and Assignments	2,806	0	0	3	0	199	0	0	3,008	199
Ivory Coast
Loan Participations and Assignments	3,724	0	(874)	2	(26)	311	0	0	3,137	236
Netherlands
Loan Participations and Assignments	1,379	0	0	10	0	3	0	0	1,392	3
Serbia
Loan Participations and Assignments	0	1,165	0	1	0	(33)	0	0	1,133	(33)
South Africa
Loan Participations and Assignments	1,199	0	(441)	4	50	51	0	0	863	60

90	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Supranational
Corporate Bonds & Notes	$0	$27,000	$0	$0	$0	$(85)	$0	$0	$26,915	$(85)
Turkey
Loan Participations and Assignments	1,073	0	0	(1)	0	79	2,897	0	4,048	78
United Kingdom
Corporate Bonds & Notes	1,924	5,120	(2,133)	162	(58)	161	0	0	5,176	55
United States
Loan Participations and Assignments	0	10,025	0	(1)	0	16	0	0	10,040	16
Non-Agency Mortgage-Backed Securities	783	0	0	0	0	(3)	0	0	780	(3)

Totals	$18,185	$44,714	$(3,448)	$257	$(34)	$(42)	$2,897	$0	$62,529	$(215)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	Other Valuation Techniques(3)	—	—	—
Cayman Islands
Corporate Bonds & Notes	1,396	Discounted Cash Flow	Discount Rate	6.918	—
Loan Participations and Assignments	1,363	Discounted Cash Flow	Discount Rate	7.537	—
Germany
Corporate Bonds & Notes	3,252	Discounted Cash Flow	Discount Rate	8.700	—
Ireland
Loan Participations and Assignments	3,008	Discounted Cash Flow	Discount Rate	4.744	—
Ivory Coast
Loan Participations and Assignments	3,137	Discounted Cash Flow	Discount Rate	5.964	—
Netherlands
Loan Participations and Assignments	1,392	Discounted Cash Flow	Discount Rate	8.726	—
Serbia
Loan Participations and Assignments	1,133	Discounted Cash Flow	Discount Rate	10.401	—
South Africa
Loan Participations and Assignments	863	Discounted Cash Flow	Discount Rate	12.687	—
Supranational
Corporate Bonds & Notes	17,634	Discounted Cash Flow	Discount Rate	6.750	—
	9,281	Proxy Pricing	Base Price	100.000	—
Turkey
Loan Participations and Assignments	1,151	Discounted Cash Flow	Discount Rate	5.677	—
	2,897	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	5,176	Proxy pricing	Base Price	100.000	—
United States
Loan Participations and Assignments	10,040	Recent transaction	Purchase Price	100.396	—
Non-Agency Mortgage-Backed Securities	780	Discounted Cash Flow	Discount Rate	6.273	—

Total	$62,529

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Country updated from United States to Cayman Islands since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 39.4%

ANGOLA 0.5%

CORPORATE BONDS & NOTES 0.3%

Sonangol Finance Ltd.
10.000% due 01/29/2031		$600	$598

SOVEREIGN ISSUES 0.2%

Angola Government International Bonds
9.244% due 01/15/2031		500	507

Total Angola (Cost $1,068)			1,105

ARGENTINA 0.9%

SOVEREIGN ISSUES 0.9%

Argentina Republic Government International Bonds
3.500% due 07/09/2041 þ(l)		$1,400	939

Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ		1,245	942

Total Argentina (Cost $1,933)			1,881

BENIN 0.4%

SOVEREIGN ISSUES 0.4%

Benin Government International Bonds
4.950% due 01/22/2035	EUR	900	913

Total Benin (Cost $982)			913

BOSNIA-HERZE. 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Srpska International Government Bonds
6.250% due 04/02/2031 (a)	EUR	400	465

Total Bosnia-Herze. (Cost $456)			465

BRAZIL 3.0%

SOVEREIGN ISSUES 3.0%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	5,500	1,028
0.000% due 04/01/2027 (e)		31,500	5,354

Total Brazil (Cost $6,331)			6,382

CAMEROON 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Cameroon International Bonds
9.500% due 07/31/2031 (l)		$500	488

Total Cameroon (Cost $473)			488

CAYMAN ISLANDS 0.8%

CONVERTIBLE BONDS & NOTES 0.0%

CIFI Holdings Group Co. Ltd.
0.000% due 06/30/2029 (e)(k)		$484	18

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		50	0
0.000% due 12/31/2027 (e)		63	0
0.000% due 12/31/2028 (e)		100	0
0.000% due 12/31/2029 (e)		100	0
0.000% due 12/31/2030 (e)		125	0
0.000% due 12/31/2031 (e)		125	0
0.000% due 12/31/2032 (e)		236	1

			19

CORPORATE BONDS & NOTES 0.8%

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		11	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (b)		$84	$1

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (b)		141	0

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (b)		170	0

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (b)		256	1

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (b)		241	4

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (b)		58	1

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,500	1,745

			1,753

Total Cayman Islands (Cost $1,990)			1,772

CHILE 1.4%

SOVEREIGN ISSUES 1.4%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	250,000	264
5.000% due 10/01/2028		550,000	591
5.800% due 10/01/2029		2,025,000	2,226

Total Chile (Cost $3,175)			3,081

		SHARES
CHINA 0.0%
COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd. (c)		744,350	8

Total China (Cost $0)			8

		PRINCIPAL AMOUNT (000s)
COLOMBIA 11.6%

CORPORATE BONDS & NOTES 0.4%

Ecopetrol SA
5.875% due 05/28/2045		$1,200	884

SOVEREIGN ISSUES 11.2%

Colombia TES
2.250% due 04/18/2029 (h)	COP	729,487	172
6.500% due 01/22/2031 (h)		1,119,763	292
11.000% due 08/22/2029		29,235,800	7,371
11.750% due 01/24/2035		20,878,200	5,177
12.750% due 11/28/2040		22,126,900	5,865
13.250% due 02/09/2033		19,153,800	5,135

			24,012

Total Colombia (Cost $24,402)			24,896

COSTA RICA 1.0%

SOVEREIGN ISSUES 1.0%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,000	1,183
6.001% due 01/16/2036		750	894

Total Costa Rica (Cost $2,050)			2,077

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT 0.8%

SOVEREIGN ISSUES 0.8%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	91,700	$1,652

Total Egypt (Cost $1,950)			1,652

IVORY COAST 0.5%

SOVEREIGN ISSUES 0.5%

Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	900	1,018

Total Ivory Coast (Cost $1,060)			1,018

JERSEY, CHANNEL ISLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	200	229
5.375% due 06/15/2036		300	345

Total Jersey, Channel Islands (Cost $590)			574

KAZAKHSTAN 0.5%

SOVEREIGN ISSUES 0.5%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	498,500	1,072

Total Kazakhstan (Cost $920)			1,072

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		$564	551

Total Luxembourg (Cost $553)			551

MEXICO 5.3%

SOVEREIGN ISSUES 5.3%

Mexico Bonos
8.000% due 04/15/2032	MXN	213,000	11,343

Total Mexico (Cost $11,181)			11,343

PARAGUAY 1.1%

SOVEREIGN ISSUES 1.1%

Paraguay Government International Bonds
8.500% due 03/04/2035	PYG	7,254,000	1,110
8.500% due 04/04/2038		7,761,000	1,176

Total Paraguay (Cost $2,254)			2,286

PERU 1.3%

CORPORATE BONDS & NOTES 0.6%

Petroleos del Peru SA
5.625% due 06/19/2047		$2,000	1,405

SOVEREIGN ISSUES 0.7%

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,600	470
7.300% due 08/12/2033		1,700	535

Peru Government International Bonds
6.950% due 08/12/2031		1,761	549

			1,554

Total Peru (Cost $2,961)			2,959

92	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bonds
5.625% due 05/30/2037	EUR	900	$980

Total Romania (Cost $1,009)			980

SENEGAL 0.1%

SOVEREIGN ISSUES 0.1%

Senegal Government International Bonds
4.750% due 03/13/2028 (l)	EUR	333	242

Total Senegal (Cost $331)			242

SOUTH AFRICA 0.4%

SOVEREIGN ISSUES 0.4%

Republic of South Africa Government Bonds
8.875% due 02/28/2035 (l)	ZAR	15,600	906

Total South Africa (Cost $951)			906

UKRAINE 0.9%

SOVEREIGN ISSUES 0.9%

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)(l)		$900	530
0.000% due 02/01/2034 þ(g)(l)		1,100	474
0.000% due 02/01/2035 þ(g)(l)		900	417
0.000% due 02/01/2036 þ(g)(l)		900	417

Total Ukraine (Cost $2,119)			1,838

UNITED ARAB EMIRATES 0.2%

SOVEREIGN ISSUES 0.2%

Abu Dhabi Government International Bonds
3.125% due 05/03/2026		$500	500

Total United Arab Emirates (Cost $499)			500

UNITED STATES 3.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Angola Ministry of Finance
9.398% (TSFR3M + 5.750%) due 02/16/2027 «~		$1,000	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.1%

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056		$1,600	$1,507
4.500% due 05/01/2056		1,600	1,543
5.000% due 05/01/2056		1,700	1,674
5.500% due 05/01/2056		2,000	2,007

			6,731

Total United States (Cost $7,788)			7,733

ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government International Bonds
0.500% due 12/31/2053		$200	132

Total Zambia (Cost $143)			132

		SHARES
SHORT-TERM INSTRUMENTS 3.5%

MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class

3.720% (j)		1,094,062	1,094

		PRINCIPAL AMOUNT (000s)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (e)(f)	EGP	1,450	23

NIGERIA TREASURY BILLS 2.7%
20.829% due 07/21/2026 - 01/28/2027 (d)(e)	NGN	9,192,000	5,886

U.S. TREASURY BILLS 0.3%
3.653% due 04/21/2026 - 05/26/2026 (d)(e)(o)		$757	754

Total Short-Term Instruments (Cost $7,631)			7,757

Total Investments in Securities (Cost $84,800)			84,611

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 69.4%

UNITED STATES 59.5%

MUTUAL FUNDS (i) 59.5%

PIMCO Emerging Markets Bond Fund	1,271,537	$11,266

PIMCO Emerging Markets Corporate Bond Fund	4,901,181	44,502

PIMCO Emerging Markets Local Currency and Bond Fund	11,759,869	71,853

		127,621

Total United States (Cost $121,449)		127,621

SHORT-TERM INSTRUMENTS 9.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%

PIMCO Short-Term Floating NAV Portfolio III	2,174,240	21,175

Total Short-Term Instruments (Cost $21,175)		21,175

Total Investments in Affiliates (Cost $142,624)		148,796

Total Investments 108.8% (Cost $227,424)		$233,407

Financial Derivative Instruments (m)(n) (0.4)% (Cost or Premiums, net $2,139)		(966)

Other Assets and Liabilities, net (8.4)%		(17,954)

Net Assets 100.0%		$214,487

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Institutional Class Shares of each Fund.
(j)	Coupon represents a 7-Day Yield.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

(k) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIFI Holdings Group Co. Ltd.	0.000%	06/30/2029	12/29/2025	$ 43	$18	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BRC	2.300%	01/13/2026	TBD	(2)	EUR	(302)	$(351)
	4.000	01/13/2026	TBD	(2)		$(738)	(744)
	4.050	01/13/2026	TBD	(2)		(772)	(779)
	4.100	01/13/2026	TBD	(2)		(446)	(450)
	4.250	01/13/2026	TBD	(2)		(788)	(795)
	6.900	03/26/2026	TBD	(2)	ZAR	(14,815)	(877)

Total Reverse Repurchase Agreements							$(3,996)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(3,996)	$0	$(3,996)	$4,413	$417

Total Borrowings and Other Financing Transactions	$0	$(3,996)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(3,996)	$(3,996)

Total Borrowings	$0	$0	$0	$(3,996)	$(3,996)

Payable for reverse repurchase agreements					$(3,996)

(l)	Securities with an aggregate market value of $4,413 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(905) at a weighted average interest rate of 4.499%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	12	$	2,489	$(18)	$1	$0
U.S. Treasury 5-Year Note June Futures	06/2026	28		3,029	(38)	4	0
U.S. Treasury 10-Year Note June Futures	06/2026	280		31,093	(637)	65	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	8		933	(29)	2	0

Total Futures Contracts					$(722)	$72	$0

94	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$7,400	$140	$4	$144	$0	$(34)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	3,500	$(98)	$(51)	$(149)	$11	$0
Receive(4)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	JPY	3,367,000	46	(14)	32	0	(16)
Receive(4)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	282,750	92	46	138	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	$	12,800	224	(147)	77	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,400	162	(128)	34	0	(7)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		6,570	115	(39)	76	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,300	124	100	224	12	0
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029	BRL	21,800	0	(92)	(92)	25	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029		20,300	0	(82)	(82)	24	0
Receive	1-Year BRL-CDI	12.780	Maturity	01/02/2029		54,400	9	204	213	0	(63)
Receive	1-Year BRL-CDI	13.245	Maturity	01/02/2029		28,600	(31)	87	56	0	(33)
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029		9,300	0	11	11	0	(11)
Pay	1-Year BRL-CDI	13.370	Maturity	01/02/2029		54,300	80	(179)	(99)	63	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029		1,200	0	1	1	0	(1)
Pay	1-Year BRL-CDI	12.910	Maturity	01/02/2031		43,400	0	(182)	(182)	58	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031		8,300	0	20	20	0	(11)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		2,900	0	(11)	(11)	0	(1)
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		3,000	0	(11)	(11)	0	(1)
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031		55,500	0	99	99	0	(74)
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031		6,800	0	(3)	(3)	9	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031		900	0	0	0	1	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		10,900	(9)	11	2	15	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		6,600	0	1	1	9	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035		33,900	0	(79)	(79)	48	0
Receive(4)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	2,020	2	0	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028	COP	15,299,000	0	(20)	(20)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		10,749,000	0	(18)	(18)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		8,553,900	0	190	190	0	(2)
Receive(4)	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031		7,221,000	0	(14)	(14)	0	(7)
Receive(4)	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		6,845,000	0	(15)	(15)	0	(7)
Receive(4)	3-Month COP-IBR Compounded-OIS	11.730	Quarterly	06/17/2031		6,982,000	0	(16)	(16)	0	(7)
Receive(4)	3-Month KRW-KORIBOR	3.500	Quarterly	09/16/2031	KRW	2,938,500	12	19	31	0	0
Receive(4)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031	MYR	38,030	46	(14)	32	11	0
Receive(4)	3-Month PLN-WIBOR	3.750	Annual	06/17/2031	PLN	9,300	95	0	95	0	0
Receive(4)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036		11,000	38	12	50	12	0
Pay	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030	ZAR	33,600	41	(76)	(35)	13	0
Pay	3-Month ZAR-JIBAR	8.880	Quarterly	03/27/2035		9,200	57	(35)	22	4	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	632,000	0	8	8	0	0
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		1,412,000	0	21	21	1	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		124,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.745	Semi-Annual	09/17/2030		2,125,300	0	29	29	2	0
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		3,339,000	0	29	29	4	0
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030	CZK	102,700	(10)	(54)	(64)	8	0
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		20,800	6	(18)	(12)	2	0
Receive	6-Month CZK-PRIBOR	3.680	Annual	01/29/2031		107,200	99	49	148	0	(8)
Receive	6-Month CZK-PRIBOR	4.040	Annual	02/06/2031		109,200	75	(8)	67	0	(8)
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	200	6	(1)	5	0	(1)
Receive(4)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		3,100	36	77	113	0	(27)
Pay	6-Month HUF-BBR	6.319	Annual	11/03/2030	HUF	899,200	4	(96)	(92)	16	0
Receive	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,621,700	932	(19)	913	0	(31)
Receive	28-Day MXN-TIIE	7.230	Lunar	03/14/2029	MXN	18,500	0	17	17	0	(3)
Pay	28-Day MXN-TIIE	7.415	Lunar	11/18/2030		26,800	(17)	(22)	(39)	6	0
Receive	28-Day MXN-TIIE	7.555	Lunar	01/24/2031		10,300	(1)	14	13	0	(2)
Pay	28-Day MXN-TIIE	7.495	Lunar	02/04/2031		13,100	0	(18)	(18)	3	0
Receive	28-Day MXN-TIIE	7.681	Lunar	03/05/2031		92,700	0	90	90	0	(23)
Receive	28-Day MXN-TIIE	7.545	Lunar	03/12/2031		6,000	0	8	8	0	(1)
Pay(4)	28-Day MXN-TIIE	8.170	Lunar	03/26/2031		36,600	0	4	4	9	0
Receive(4)	28-Day MXN-TIIE	7.550	Lunar	05/02/2031		58,500	0	82	82	0	(14)
Pay(4)	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		29,300	(16)	2	(14)	7	0
Receive(4)	28-Day MXN-TIIE	8.200	Lunar	06/11/2031		38,600	0	1	1	0	(10)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(4)	28-Day MXN-TIIE	8.255%	Lunar	06/11/2031	MXN	71,500	$0	$7	$7	$18	$0
Receive(4)	28-Day MXN-TIIE	8.300	Lunar	06/11/2031		185,200	(23)	(15)	(38)	0	(46)
Pay(4)	28-Day MXN-TIIE	8.340	Lunar	06/11/2031		16,700	0	5	5	5	0
Pay(4)	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		6,200	0	(1)	(1)	1	0
Pay(4)	IRS CLP 5.19000 06/17/26-5Y CME	5.190	Semi-Annual	06/17/2031	CLP	552,000	0	2	2	0	(1)
Pay(4)	IRS CLP 5.25000 06/17/26-5Y CME	5.250	Semi-Annual	06/17/2031		189,500	0	1	1	0	0

							$2,096	$(229)	$1,867	$411	$(444)

Total Swap Agreements							$2,236	$(225)	$2,011	$411	$(478)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$72	$413	$485	$0	$0	$(478)	$(478)

Cash of $3,179 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	BRL	20,558		$3,920	$0	$(49)
	04/2026	CZK	22,306		1,060	9	0
	04/2026	INR	49,343		525	4	0
	04/2026	PEN	7,021		2,015	0	(1)
	04/2026	PLN	3,816		1,033	5	0
	04/2026	TRY	17,344		375	0	(10)
	04/2026		$3,942	BRL	20,558	27	0
	04/2026		632	DOP	38,434	0	(3)
	04/2026		2,203	EUR	1,899	0	(8)
	04/2026		526	INR	49,431	1	0
	04/2026		1,504	PLN	5,559	0	(6)
	04/2026		153	RON	661	0	(4)
	04/2026		3,854	THB	121,798	0	(155)
	04/2026	ZAR	170		$10	0	0
	05/2026		$228	CNY	1,581	2	0
	05/2026		61	RON	264	0	(1)
	05/2026		600	TRY	29,298	28	0
	06/2026	BRL	2		$0	0	0
	06/2026	ILS	614		199	3	0
	06/2026	MXN	209,490		11,508	0	(108)
	06/2026		$1,028	COP	3,904,909	18	0
	06/2026		2,086	KZT	1,099,739	148	0
	06/2026		2,633	MXN	47,117	0	(20)
	06/2026		2,007	PEN	7,021	2	0
	09/2026	COP	749,006		$190	0	(7)

96	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	04/2026	BRL	28,401		$5,312	$0	$(171)
	04/2026	CLP	604,894		675	22	0
	04/2026	ILS	548		177	3	0
	04/2026	INR	11,499		123	2	0
	04/2026	THB	48,563		1,475	0	0
	04/2026		$5,443	BRL	28,401	40	0
	04/2026		662	CLP	604,894	0	(9)
	04/2026		65	ILS	206	0	0
	04/2026		345	PLN	1,243	0	(10)
	04/2026		127	RON	549	0	(3)
	04/2026	ZAR	17,633		$1,041	1	0
	05/2026	ILS	206		65	0	0
	05/2026		$1,986	INR	188,111	10	0
	06/2026	ARS	1,833,837		$1,106	0	(155)
	06/2026	CLP	604,894		662	9	0
	06/2026	MXN	40,809		2,243	0	(19)
	06/2026		$581	BRL	3,089	7	0
	06/2026		7,632	IDR	128,433,161	0	(81)
	07/2026		572	BRL	3,072	9	0

BRC	04/2026	HKD	11,183		$1,429	2	0
	04/2026	RON	4,512		1,014	0	(8)
	04/2026	TRY	203,170		4,455	0	(40)
	04/2026		$2,070	MXN	37,016	0	(8)
	04/2026		339	PLN	1,219	0	(10)
	04/2026		2,019	THB	65,672	0	(25)
	04/2026		7,217	TRY	325,363	50	0
	04/2026		245	ZAR	4,008	0	(8)
	05/2026		131	COP	483,214	0	0
	05/2026		825	TRY	38,476	5	0
	06/2026	IDR	17,606,784		$1,040	5	0
	08/2026	COP	493,419		131	0	0

BSH	04/2026	BRL	9,404		1,802	0	(14)
	04/2026		$1,797	BRL	9,404	19	0
	04/2026		131	COP	501,147	5	0
	04/2026		997	GBP	749	0	(6)
	04/2026		86	JPY	13,751	1	0
	05/2026	GBP	749		$997	6	0
	05/2026	JPY	13,709		86	0	(1)
	06/2026		$531	COP	1,985,837	1	0
	12/2026		558	PEN	1,888	0	(23)
	04/2027	BRL	20,400		$3,587	0	(45)

CBK	04/2026		10,658		2,023	0	(35)
	04/2026	COP	59,189,659		15,565	0	(539)
	04/2026	CZK	9,607		451	0	(1)
	04/2026	EUR	501		582	3	0
	04/2026	GBP	2,769		3,693	28	0
	04/2026	HUF	180,127		528	0	(13)
	04/2026	INR	232,984		2,481	17	0
	04/2026	PEN	1,937		577	21	0
	04/2026	THB	39		1	0	0
	04/2026		$1,034	AUD	1,444	0	(38)
	04/2026		2,043	BRL	10,658	14	0
	04/2026		3,559	COP	13,260,625	51	0
	04/2026		2,052	EUR	1,766	0	(11)
	04/2026		3,661	INR	340,725	9	(58)
	04/2026		554	PEN	1,937	2	0
	04/2026		201	PHP	12,139	0	(1)
	04/2026		522	PLN	1,870	0	(18)
	04/2026		983	UYU	38,559	0	(34)
	04/2026		4,031	VND	107,869,560	58	0
	04/2026		546	ZAR	9,282	2	0
	04/2026	UYU	22,892		$563	0	(1)
	05/2026	COP	1,566,201		424	1	0
	05/2026	THB	15,828		512	30	0
	05/2026		$48	NGN	73,910	5	0
	06/2026	COP	2,256,798		$600	0	(4)
	06/2026	IDR	69,563,245		4,135	44	0
	06/2026	ILS	18		6	0	0
	06/2026	MXN	18,362		1,022	4	0
	06/2026	PEN	15,673		4,538	53	(2)
	06/2026	PHP	12,188		201	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$1,126	ARS	1,809,577	$118	$0
	06/2026		3,040	COP	11,444,042	24	0
	06/2026		2,555	PEN	8,794	0	(37)
	06/2026		522	ZMW	10,518	25	0
	07/2026	COP	15,285,090		$4,007	0	(62)
	07/2026		$136	COP	513,135	1	0
	07/2026		517	LKR	162,338	0	(7)
	09/2026	CLP	594,150		$664	22	0
	09/2026	COP	4,674,292		1,206	0	(20)
	09/2026		$538	COP	2,090,455	10	0
	11/2026	NGN	77,615		$48	0	(4)

FAR	04/2026	AUD	463		328	9	0
	04/2026	JPY	5,364		34	1	0
	04/2026	KRW	1,518,728		1,040	30	0
	04/2026	THB	98,398		3,113	125	0
	04/2026		$789	GBP	587	0	(13)
	04/2026		107	JPY	17,121	1	0
	04/2026		376	PLN	1,358	0	(10)
	04/2026		41	SGD	52	0	0
	05/2026	ILS	342		$108	0	(1)
	05/2026	JPY	17,069		107	0	(1)
	05/2026	SGD	52		41	0	0
	06/2026	ILS	437		142	2	0
	06/2026	MXN	29,876		1,718	61	0

GLM	04/2026	BRL	17,744		3,339	0	(86)
	04/2026	HUF	72,517		212	0	(6)
	04/2026	ILS	593		191	2	0
	04/2026	INR	232,072		2,523	72	0
	04/2026	KZT	83,672		172	0	(2)
	04/2026	MYR	4,286		1,068	9	0
	04/2026	PLN	4,041		1,084	0	(5)
	04/2026		$3,334	BRL	17,744	91	0
	04/2026		2,082	DOP	134,395	121	0
	04/2026		14,046	INR	1,312,444	0	(127)
	04/2026		1,769	MYR	6,946	0	(52)
	04/2026		5	PEN	17	0	0
	04/2026		630	THB	20,393	0	(10)
	04/2026		1,539	UYU	59,776	0	(67)
	05/2026	DOP	35,328		$586	7	(3)
	05/2026	THB	3,646		111	0	0
	05/2026		$43	EGP	2,282	0	(3)
	06/2026	ARS	145,145		$87	0	(13)
	06/2026	BRL	8		1	0	0
	06/2026	COP	29,960		8	0	0
	06/2026	DOP	26,634		434	0	(2)
	06/2026	MXN	53,490		3,002	36	0
	06/2026		$3,339	BRL	17,980	87	0
	06/2026		4,903	MXN	85,539	0	(160)
	07/2026	BRL	7		$1	0	0
	07/2026	COP	186,519		49	0	(1)
	07/2026	DOP	15,287		249	0	0
	08/2026		$2,085	DOP	130,629	39	0
	09/2026	DOP	104,063		$1,720	42	(9)
	09/2026	INR	1,135,274		11,995	152	0

IND	04/2026	EUR	5,871		6,932	146	0

JPM	04/2026	AUD	3,118		2,175	23	0
	04/2026	HKD	10,822		1,384	3	0
	04/2026	HUF	133,187		399	0	(1)
	04/2026	INR	148,299		1,581	14	0
	04/2026	PLN	5,666		1,522	0	(4)
	04/2026	SGD	52		42	1	0
	04/2026		$503	CZK	10,727	2	0
	04/2026		588	EUR	501	0	(9)
	04/2026		952	INR	89,619	2	0
	04/2026		641	ZAR	10,701	0	(9)
	04/2026	ZAR	487		$29	0	0
	05/2026	AUD	1,551		1,063	0	(7)
	05/2026		$2,174	AUD	3,118	0	(23)
	06/2026		1,028	IDR	17,383,172	0	(6)
	06/2026		1,043	UZS	12,922,770	0	(2)

98	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	BRL	5,500		$1,032	$0	$(9)
	04/2027		11,100		1,961	0	(16)

MBC	04/2026	EUR	5,884		6,806	15	(11)
	04/2026	GBP	73		97	1	0
	04/2026	JPY	5,807		37	1	0
	04/2026	KRW	2,337,660		1,560	5	0
	04/2026		$2,049	AUD	2,884	0	(59)
	04/2026		5,824	COP	21,564,259	43	0
	04/2026		23	EGP	1,205	0	(2)
	04/2026		1,558	EUR	1,343	0	(6)
	04/2026		2,011	GBP	1,506	0	(17)
	04/2026		48	JPY	7,630	0	0
	04/2026		4,270	KRW	6,318,263	0	(68)
	04/2026		492	UYU	19,182	0	(20)
	04/2026	UYU	20,877		$515	1	0
	05/2026	JPY	7,607		48	0	0
	05/2026	THB	16,450		533	32	0
	05/2026		$429	EGP	21,846	0	(45)
	05/2026		491	UYU	19,200	0	(19)
	06/2026	COP	4,017,524		$1,032	0	(44)
	06/2026	IDR	17,260,024		1,015	0	0
	07/2026	COP	22,063,305		5,824	0	(38)

MYI	04/2026	BRL	3,075		589	0	(5)
	04/2026	INR	105,747		1,114	0	(3)
	04/2026	PHP	60,769		1,015	13	0
	04/2026		$583	BRL	3,075	11	0
	04/2026		925	CZK	19,585	0	(3)
	04/2026		1,114	INR	106,248	17	0
	04/2026		13	MYR	53	0	0
	04/2026		2,161	PEN	7,393	0	(37)

SCX	04/2026	COP	13,302,621		$3,472	0	(149)
	04/2026	JPY	4,218		27	0	0
	04/2026	PEN	3,600		1,037	4	0
	04/2026		$550	EGP	28,272	0	(39)
	04/2026		2,179	INR	204,448	2	(7)
	04/2026		13	KZT	6,989	1	0
	05/2026	JPY	20,500		$129	0	(1)
	06/2026	CLP	1,716,348		1,935	81	0
	07/2026		$16	KZT	8,617	1	0

SOG	04/2026	EUR	501		$593	14	0
	04/2026	JPY	23,266		150	3	0
	04/2026		$8,364	EUR	7,248	13	0
	04/2026		581	RON	2,516	0	(12)
	05/2026	EUR	7,248		$8,377	0	(13)
	05/2026		$288	EGP	15,250	0	(19)
	06/2026	ILS	412		$134	2	0
	06/2026	PEN	2,222		660	23	0

SSB	04/2026	AUD	747		531	16	0
	04/2026	KRW	3,033,108		2,030	13	0
	08/2026	COP	3,439,111		902	0	(6)

UAG	04/2026		2,725,206		712	0	(30)
	04/2026		$10,724	COP	39,872,401	124	0
	04/2026		389	CZK	8,177	0	(4)
	04/2026		462	PLN	1,673	0	(11)
	05/2026		296	COP	1,095,411	0	(1)
	06/2026	COP	50,837,295		$13,428	0	(186)
	06/2026	ILS	601		195	3	0
	06/2026	MXN	36,916		2,081	34	0
	08/2026	COP	1,118,543		296	0	0

Total Forward Foreign Currency Contracts						$2,538	$(3,405)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.490%	05/05/2026	121,300	$40	$1

Total Purchased Options							$40	$1

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus TRY	TRY	49.550	04/10/2026	4,131	$(66)	$(5)
	Put - OTC USD versus TRY		46.200	05/11/2026	1,986	(52)	(27)
	Call - OTC USD versus TRY		55.000	05/11/2026	1,986	(25)	(14)

						$(143)	$(46)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.240%	05/05/2026	121,300	$(13)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.820	05/05/2026	121,300	(17)	(106)

							$(30)	$(106)

Total Written Options							$(173)	$(152)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%	$71	$0	$1	$1	$0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733	100	(1)	0	0	(1)

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	92	1	1	2	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033	200	(2)	1	0	(1)

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	282	1	1	2	0
	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754	263	1	4	5	0

JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178	1,000	33	2	35	0

MYI	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371	225	3	(1)	2	0

Total Swap Agreements							$36	$9	$47	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$247	$0	$0	$247	$(372)	$(46)	$0	$(418)	$(171)	$0	$(171)
BPS	103	0	0	103	(448)	0	0	(448)	(345)	262	(83)
BRC	62	0	1	63	(99)	0	(1)	(100)	(37)	0	(37)
BSH	32	0	0	32	(89)	0	0	(89)	(57)	0	(57)
CBK	543	1	2	546	(885)	(106)	(1)	(992)	(446)	331	(115)
FAR	229	0	0	229	(25)	0	0	(25)	204	0	204
GLM	658	0	0	658	(546)	0	0	(546)	112	0	112
GST	0	0	7	7	0	0	0	0	7	0	7
IND	146	0	0	146	0	0	0	0	146	0	146
JPM	45	0	35	80	(86)	0	0	(86)	(6)	0	(6)
MBC	98	0	0	98	(329)	0	0	(329)	(231)	0	(231)
MYI	41	0	2	43	(48)	0	0	(48)	(5)	0	(5)
SCX	89	0	0	89	(196)	0	0	(196)	(107)	0	(107)
SOG	55	0	0	55	(44)	0	0	(44)	11	0	11
SSB	29	0	0	29	(6)	0	0	(6)	23	0	23
UAG	161	0	0	161	(232)	0	0	(232)	(71)	0	(71)

Total Over the Counter	$2,538	$1	$47	$2,586	$(3,405)	$(152)	$(2)	$(3,559)

100	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(o)

Securities with an aggregate market value of $593 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$72	$72
Swap Agreements	0	0	0	0	413	413

	$0	$0	$0	$0	$485	$485

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,538	$0	$2,538
Purchased Options	0	0	0	0	1	1
Swap Agreements	0	47	0	0	0	47

	$0	$47	$0	$2,538	$1	$2,586

	$0	$47	$0	$2,538	$486	$3,071

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$34	$0	$0	$444	$478

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,405	$0	$3,405
Written Options	0	0	0	46	106	152
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$3,451	$106	$3,559

	$0	$36	$0	$3,451	$550	$4,037

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Schedule of Investments	PIMCO Emerging Markets Full Spectrum Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$595	$595
Swap Agreements	0	120	0	0	(111)	9

	$0	$120	$0	$0	$484	$604

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$56	$0	$56
Purchased Options	0	0	0	(25)	0	(25)
Written Options	0	0	0	337	0	337
Swap Agreements	0	130	0	0	12	142

	$0	$130	$0	$368	$12	$510

	$0	$250	$0	$368	$496	$1,114

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(900)	$(900)
Swap Agreements	0	3	0	0	(138)	(135)

	$0	$3	$0	$0	$(1,038)	$(1,035)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(865)	$0	$(865)
Purchased Options	0	0	0	0	(39)	(39)
Written Options	0	0	0	97	(76)	21
Swap Agreements	0	(51)	0	0	0	(51)

	$0	$(51)	$0	$(768)	$(115)	$(934)

	$0	$(48)	$0	$(768)	$(1,153)	$(1,969)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Angola
Corporate Bonds & Notes	$0	$598	$0	$598
Sovereign Issues	0	507	0	507
Argentina
Sovereign Issues	0	1,881	0	1,881
Benin
Sovereign Issues	0	913	0	913
Bosnia-Herze.
Sovereign Issues	0	465	0	465
Brazil
Sovereign Issues	0	6,382	0	6,382
Cameroon
Sovereign Issues	0	488	0	488
Cayman Islands
Convertible Bonds & Notes	0	19	0	19
Corporate Bonds & Notes	0	8	1,745	1,753
Chile
Sovereign Issues	0	3,081	0	3,081
China
Common Stocks	8	0	0	8
Colombia
Corporate Bonds & Notes	0	884	0	884
Sovereign Issues	0	24,012	0	24,012
Costa Rica
Sovereign Issues	0	2,077	0	2,077
Egypt
Sovereign Issues	0	1,652	0	1,652
Ivory Coast
Sovereign Issues	0	1,018	0	1,018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Jersey, Channel Islands
Corporate Bonds & Notes	$0	$574	$0	$574
Kazakhstan
Sovereign Issues	0	1,072	0	1,072
Luxembourg
Corporate Bonds & Notes	0	551	0	551
Mexico
Sovereign Issues	0	11,343	0	11,343
Paraguay
Sovereign Issues	0	2,286	0	2,286
Peru
Corporate Bonds & Notes	0	1,405	0	1,405
Sovereign Issues	0	1,554	0	1,554
Romania
Sovereign Issues	0	980	0	980
Senegal
Sovereign Issues	0	242	0	242
South Africa
Sovereign Issues	0	906	0	906
Ukraine
Sovereign Issues	0	1,838	0	1,838
United Arab Emirates
Sovereign Issues	0	500	0	500
United States
Loan Participations and Assignments	0	0	1,002	1,002
U.S. Government Agencies	0	6,731	0	6,731
Zambia
Sovereign Issues	0	132	0	132
Short-Term Instruments
Mutual Funds	1,094	0	0	1,094
Egypt Treasury Bills	0	23	0	23

102	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Nigeria Treasury Bills	$0	$5,886	$0	$5,886
U.S. Treasury Bills	0	754	0	754

	$1,102	$80,762	$2,747	$84,611

Investments in Affiliates, at Value
United States
Mutual Funds	127,621	0	0	127,621
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,175	0	0	21,175

	$148,796	$0	$0	$148,796

Total Investments	$149,898	$80,762	$2,747	$233,407

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	483	0	483
Over the counter	0	2,586	0	2,586

	$0	$3,069	$0	$3,069

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(478)	$0	$(478)
Over the counter	0	(3,559)	0	(3,559)

	$0	$(4,037)	$0	$(4,037)

Total Financial Derivative Instruments	$0	$(968)	$0	$(968)

Totals	$149,898	$79,794	$2,747	$232,439

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,758	$0	$0	$0	$(13)	$0	$0	$1,745	$(13)
United States
Loan Participations and Assignments	0	1,000	0	0	0	2	0	0	1,002	2

Totals	$0	$2,758	$0	$0	$0	$(11)	$0	$0	$2,747	$(11)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,745	Discounted Cash Flow	Discount Rate	6.918	—
United States
Loan Participations and Assignments	1,002	Discounted Cash Flow	Discount Rate	9.483	—

Total	$2,747

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

AZERBAIJAN 0.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

State Oil Co. of the Azerbaijan Republic
TBD% due 07/22/2030 «		$1,000	$1,000

Total Azerbaijan (Cost $1,000)			1,000

BRAZIL 5.9%

CORPORATE BONDS & NOTES 0.6%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	135,000	7,614

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	114,743	9,707

			17,321

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Oi SA
TBD% due 12/30/2050 «~		$6,394	64

SOVEREIGN ISSUES 5.3%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (e)	BRL	57,900	10,825
0.000% due 10/01/2026 (e)		139,300	25,194
0.000% due 04/01/2027 (e)		61,200	10,401
0.000% due 07/01/2028 (e)		83,000	12,027

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	15,938
10.000% due 01/01/2029		203,200	36,192
10.000% due 01/01/2031		210,500	35,541
10.000% due 01/01/2033		1,300	211

			146,329

Total Brazil (Cost $161,381)			163,714

CAYMAN ISLANDS 0.6%

ASSET-BACKED SECURITIES 0.1%

IFC Emerging Markets Securitization Ltd.
4.971% due 12/31/2035 •		$966	968

LCM 30 Ltd.
5.009% due 04/20/2031 •		380	380

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		1,341	1,343

			2,691

CONVERTIBLE BONDS & NOTES 0.0%

Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		563	2
0.000% due 12/31/2027 (e)		704	1
0.000% due 12/31/2028 (e)		1,127	2
0.000% due 12/31/2029 (e)		1,127	1
0.000% due 12/31/2030 (e)		1,409	2
0.000% due 12/31/2031 (e)		1,409	2
0.000% due 12/31/2032 (e)		2,657	3

			13

CORPORATE BONDS & NOTES 0.4%

Fish Pond Re Ltd.
7.580% (BRMMUSDF + 4.020%) due 01/08/2027 ~		550	558

Kaisa Group Holdings Ltd.
5.000% due 11/30/2027		120	10

Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 12/28/2028 (a)		948	8

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 12/28/2029 (a)		1,586	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 12/28/2030 (a)		$1,912	$5

Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 12/28/2031 (a)		2,881	13

Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 12/28/2032 (a)		395	44

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK)
6.721% due 12/28/2027 (a)		648	6

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	7,500	8,726

Peru Payroll Deduction Finance Ltd.
0.000% due 11/01/2029 (e)		$1,021	915

Red Dorsal Finance Ltd.
5.875% due 10/12/2031		1,228	1,211

			11,501

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Ziraat
6.774% (TSFR3M + 3.100%) due 06/15/2034 «~		4,300	4,186

Total Cayman Islands (Cost $20,549)			18,391

CHILE 5.3%

SOVEREIGN ISSUES 5.3%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	60,305,000	63,524
5.000% due 10/01/2028		10,675,000	11,469
5.000% due 03/01/2035		13,835,000	14,361
5.800% due 10/01/2029		38,705,000	42,554
5.800% due 10/01/2034		195,000	214
6.000% due 04/01/2033		13,210,000	14,675

Total Chile (Cost $147,127)			146,797

		SHARES
CHINA 3.8%

COMMON STOCKS 0.0%

Kaisa Group Holdings Ltd. (c)		8,287,096	94

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 3.8%

China Development Bank
2.630% due 01/08/2034	CNY	196,720	30,093
2.820% due 05/22/2033		127,180	19,662

China Government Bonds
1.650% due 05/15/2035		116,250	16,666
1.900% due 07/15/2055		70,300	9,218
2.040% due 11/25/2034		36,090	5,354
2.190% due 09/25/2054		107,940	15,082
3.120% due 10/25/2052		5,900	982
3.810% due 09/14/2050		48,180	8,847

			105,904

Total China (Cost $103,439)			105,998

COLOMBIA 9.1%

SOVEREIGN ISSUES 9.1%

Bogota Distrito Capital
13.140% due 11/05/2035	COP	50,688,000	13,613

Colombia TES
2.250% due 04/18/2029 (g)		17,305,063	4,090
6.500% due 01/22/2031 (g)		131,848,776	34,414
7.000% due 03/26/2031		6,870,700	1,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.000% due 08/22/2029	COP	278,041,900	$70,103
11.500% due 07/25/2046		8,361,300	2,017
11.750% due 01/24/2035		239,837,700	59,464
12.750% due 11/28/2040		117,643,900	31,182
13.250% due 02/09/2033		128,547,000	34,465

Total Colombia (Cost $246,846)			250,787

COSTA RICA 0.5%

SOVEREIGN ISSUES 0.5%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	6,000	7,099
6.001% due 01/16/2036		5,250	6,254

Total Costa Rica (Cost $13,186)			13,353

CZECH REPUBLIC 3.2%

SOVEREIGN ISSUES 3.2%

Czech Republic Government Bonds
1.750% due 06/23/2032	CZK	61,300	2,447
1.950% due 07/30/2037		39,000	1,368
2.000% due 10/13/2033 (k)		60,900	2,374
3.600% due 06/03/2036		205,300	8,681
4.250% due 10/24/2034		189,200	8,560
4.500% due 11/11/2032 (k)		756,370	35,275
4.900% due 04/14/2034 (k)		235,090	11,161
5.000% due 09/30/2030 (k)		393,900	18,980

Total Czech Republic (Cost $86,687)			88,846

DENMARK 0.0%
Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 1.9%

SOVEREIGN ISSUES 1.9%

Dominican Republic International Bonds
10.500% due 03/15/2037	DOP	2,622,650	45,031
10.750% due 06/01/2036		277,950	4,834
13.625% due 02/03/2033		22,000	431
13.625% due 02/10/2034		63,300	1,299

Total Dominican Republic (Cost $48,628)			51,595

EGYPT 1.3%

SOVEREIGN ISSUES 1.3%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	655,200	11,803
21.954% due 03/04/2028		1,329,100	23,808

Total Egypt (Cost $39,463)			35,611

GERMANY 0.8%

CORPORATE BONDS & NOTES 0.6%

Deutsche Bank AG
8.010% due 07/18/2034 «	INR	1,700,000	17,012

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Stepstone Group Midco 2 GmbH
6.599% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,800	4,874

Total Germany (Cost $24,892)			21,886

GHANA 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Ghana Government Bonds
8.650% due 02/13/2029	GHS	37,474	3,175
8.800% due 02/12/2030		17,000	1,374
8.950% due 02/11/2031		28	2
9.100% due 02/10/2032		3,830	295

104	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 02/08/2033	GHS	10,430	$786
9.850% due 02/03/2037		7,962	566

Total Ghana (Cost $4,180)			6,198

HUNGARY 1.5%

SOVEREIGN ISSUES 1.5%

Hungary Government Bonds
2.250% due 06/22/2034 (k)	HUF	1,868,800	3,947
3.000% due 10/27/2038 (k)		731,300	1,463
4.500% due 05/27/2032		2,044,200	5,349
4.750% due 11/24/2032 (k)		11,070,200	29,091
7.000% due 10/24/2035 (k)		273,200	813

Total Hungary (Cost $40,231)			40,663

INDONESIA 4.6%

SOVEREIGN ISSUES 4.6%

Indonesia Treasury Bonds
5.875% due 03/15/2031	IDR	220,409,000	12,588
6.500% due 04/15/2036		389,761,000	22,375
6.625% due 02/15/2034		86,832,000	5,050
6.750% due 07/15/2035		676,323,000	39,602
7.000% due 02/15/2033		125,399,000	7,464
7.125% due 06/15/2038		86,770,000	5,185
7.125% due 08/15/2040		157,543,000	9,425
7.125% due 06/15/2042		6,871,000	411
7.125% due 06/15/2043		16,028,000	960
7.125% due 08/15/2045		160,470,000	9,696
7.500% due 05/15/2038		91,004,000	5,616
7.500% due 04/15/2040		88,950,000	5,465
8.375% due 04/15/2039		62,230,000	4,100

Total Indonesia (Cost $134,720)			127,937

IRELAND 0.4%

CORPORATE BONDS & NOTES 0.1%

CIMA Finance DAC
2.950% due 09/05/2029 (k)		$1,646	1,540

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	6,300	7,290

Total Ireland (Cost $8,351)			8,830

IVORY COAST 0.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Republic of Cote d’Ivoire
5.185% (EUR006M + 3.050%) due 03/05/2027 «~	EUR	7,300	8,481

Total Ivory Coast (Cost $7,782)			8,481

JERSEY, CHANNEL ISLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	1,800	2,064
5.375% due 06/15/2036		1,800	2,066

Total Jersey, Channel Islands (Cost $4,249)			4,130

KAZAKHSTAN 0.6%

SOVEREIGN ISSUES 0.6%

Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	611,500	1,270
13.489% due 05/23/2028		872,000	1,712
18.400% due 10/16/2028		6,094,500	13,103

Total Kazakhstan (Cost $14,227)			16,085

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KENYA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Republic of Kenya Government International Bonds
9.186% (JY0003M + 5.400%) due 04/05/2028 «~		$2,250	$2,230

Total Kenya (Cost $2,241)			2,230

		SHARES
LUXEMBOURG 0.1%

COMMON STOCKS 0.0%

Drillco Holdings Luxembourg SA «(j)		10,272	237

Foresea Holdings SA «		10,634	244

			481

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.1%

FORESEA Holding SA
7.500% due 06/15/2030		$260	256

Poinsettia Finance Ltd. SARL
6.625% due 06/17/2031		2,465	2,411

			2,667

Total Luxembourg (Cost $2,898)			3,148

MALAYSIA 7.0%

SOVEREIGN ISSUES 7.0%

Malaysia Government Bonds
3.828% due 07/05/2034	MYR	29,430	7,370
3.899% due 11/16/2027		28,990	7,251
3.900% due 11/30/2026		157,251	39,069
3.917% due 07/15/2055		3,530	844
4.054% due 04/18/2039		164,920	41,500
4.065% due 06/15/2050		13,699	3,376
4.180% due 05/16/2044		6,660	1,686
4.254% due 05/31/2035		28,420	7,341
4.457% due 03/31/2053		61,910	16,163
4.696% due 10/15/2042		6,078	1,634
4.762% due 04/07/2037		9,554	2,567
4.893% due 06/08/2038		19,470	5,294

Malaysia Government Investment Issue
3.612% due 04/30/2035		9,470	2,340
4.070% due 09/30/2026		89,182	22,142
4.119% due 11/30/2034		27,970	7,153
4.130% due 07/09/2029		65,000	16,455
4.291% due 08/14/2043		20,870	5,365
4.417% due 09/30/2041		2,714	708
4.662% due 03/31/2038		12,800	3,424
5.357% due 05/15/2052		5,700	1,694

Total Malaysia (Cost $188,005)			193,376

		SHARES
MEXICO 7.6%

COMMON STOCKS 0.0%

Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 7.6%

Mexico Bonos
7.500% due 05/26/2033	MXN	225,900	11,573
7.750% due 05/29/2031		433,000	23,048
7.750% due 11/23/2034		225,900	11,539
7.750% due 11/13/2042		388,300	18,023
8.000% due 04/15/2032		397,800	21,185
8.000% due 11/07/2047		502,900	23,531
8.000% due 07/31/2053		526,870	24,381
8.500% due 03/01/2029		118,200	6,613
8.500% due 05/31/2029		54,200	3,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 02/28/2030	MXN	1,033,200	$57,289
8.500% due 11/18/2038		203,400	10,449

Mexico Udibonos
4.000% due 08/24/2034 (g)		128	7

			210,663

Total Mexico (Cost $204,948)			210,663

NETHERLANDS 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~		$3,400	3,381

Total Netherlands (Cost $3,374)			3,381

NIGERIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	2,325	2,681

Total Nigeria (Cost $2,445)			2,681

PARAGUAY 0.7%

SOVEREIGN ISSUES 0.7%

Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	39,627,000	6,005
8.500% due 03/04/2035		42,776,000	6,545
8.500% due 04/04/2038		51,151,000	7,754

Total Paraguay (Cost $18,573)			20,304

PERU 6.9%

CORPORATE BONDS & NOTES 0.8%

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	15,000	4,586
10.100% due 12/15/2043		56,200	17,523

			22,109

SOVEREIGN ISSUES 6.1%

Peru Government Bonds
5.350% due 08/12/2040		9,000	2,171
5.400% due 08/12/2034		9,500	2,594
6.150% due 08/12/2032		24,000	7,212
6.850% due 08/12/2035		117,700	34,536
7.300% due 08/12/2033		79,100	24,906
7.600% due 08/12/2039		500	149

Peru Government International Bonds
5.400% due 08/12/2034		74,800	20,422
6.150% due 08/12/2032		177,000	53,192
6.850% due 02/12/2042		3,800	1,108
6.900% due 08/12/2037		2,700	772
6.950% due 08/12/2031		50,400	15,708
7.300% due 08/12/2033		15,800	4,967

			167,737

Total Peru (Cost $177,963)			189,846

PHILIPPINES 1.8%

SOVEREIGN ISSUES 1.8%

Philippines Government Bonds
6.250% due 02/28/2029	PHP	2,639,780	43,201

Philippines Government International Bonds
6.250% due 01/14/2036		369,000	5,800

Total Philippines (Cost $51,671)			49,001

POLAND 5.5%

SOVEREIGN ISSUES 5.5%

Republic of Poland Government Bonds
2.000% due 08/25/2036 (g)	PLN	32,265	7,811

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 07/25/2030 (k)	PLN	207,800	$54,540
4.750% due 07/25/2029 (k)		85,800	22,985
5.000% due 01/25/2030 (k)		48,300	12,983
5.000% due 10/25/2034		27,570	7,069
5.000% due 10/25/2035		76,070	19,224
6.000% due 10/25/2033 (k)		96,450	26,576

Total Poland (Cost $151,649)			151,188

ROMANIA 2.2%

SOVEREIGN ISSUES 2.2%

Romania Government Bonds
4.250% due 04/28/2036	RON	53,200	9,640
4.750% due 10/11/2034		9,700	1,867
5.000% due 02/12/2029		10,300	2,230
6.750% due 04/25/2035		5,900	1,310
6.850% due 07/29/2030		43,100	9,710
7.100% due 07/31/2034		58,900	13,274
7.350% due 04/28/2031		49,400	11,335
7.650% due 07/27/2031		19,100	4,430
8.000% due 04/29/2030		30,500	7,158

Total Romania (Cost $59,640)			60,954

SERBIA 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Tesler
7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	3,900	4,420

SOVEREIGN ISSUES 0.4%

Serbia Treasury Bonds
4.500% due 08/20/2032	RSD	345,400	3,301
5.250% due 07/27/2035		884,800	8,708

			12,009

Total Serbia (Cost $16,170)			16,429

SOUTH AFRICA 9.9%

CORPORATE BONDS & NOTES 0.8%

Eskom Holdings
0.000% due 08/18/2027 (e)	ZAR	143,600	7,049
0.000% due 12/31/2032 (e)		363,100	9,000

Transnet
10.000% due 03/30/2029		103,000	5,922
13.500% due 04/18/2028		1,800	116

			22,087

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Transnet SOC Ltd.
10.658% due 03/02/2028 «~		35,543	2,073

SOVEREIGN ISSUES 9.0%

Republic of South Africa Government Bonds
6.250% due 03/31/2036 (k)		434,700	20,650
7.000% due 02/28/2031 (k)		137,327	7,606
7.000% due 02/28/2031		436,300	24,166
8.000% due 01/31/2030		415,250	24,277
8.250% due 03/31/2032 (k)		197,200	11,380
8.500% due 01/31/2037		496,600	27,431
8.750% due 01/31/2044		50,100	2,689
8.750% due 02/28/2048 (k)		134,700	7,202
8.875% due 02/28/2035		1,142,900	66,380
9.000% due 01/31/2040 (k)		774,100	43,054
9.875% due 03/31/2039		216,900	13,036
10.125% due 03/31/2042		37,400	2,265

			250,136

Total South Africa (Cost $260,211)			274,296

SUPRANATIONAL 0.9%

CORPORATE BONDS & NOTES 0.9%

Asian Development Bank
15.500% due 03/16/2029	KZT	2,304,100	4,750

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	4,600	$5,031

European Investment Bank
2.875% due 11/15/2029	PLN	58,700	14,735

Total Supranational (Cost $23,710)			24,516

TANZANIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

United Republic of Tanzania
7.499% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,000	2,329

Total Tanzania (Cost $2,348)			2,329

THAILAND 2.8%

SOVEREIGN ISSUES 2.8%

Thailand Government Bonds
2.000% due 06/17/2042	THB	12,880	339
2.700% due 06/17/2040		789,390	23,570
2.875% due 06/17/2046		23,000	653
2.980% due 06/17/2045		627,462	18,337
3.450% due 06/17/2043		1,151,233	35,861

Total Thailand (Cost $86,653)			78,760

TURKEY 1.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

SOCAR Turkey Enerji AS
5.558% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	8,300	9,618

Turkiye Vakiflar Bankasi TAO
5.150% (EUR003M + 3.000%) due 12/15/2028 «~		1,600	1,841

			11,459

SOVEREIGN ISSUES 1.5%

Turkiye Government Bonds
27.700% due 09/27/2034	TRY	781,900	15,612
34.100% due 07/10/2030		494,500	10,672
39.740% (BISTREFI) due 05/20/2026 ~		16,300	367
39.740% (BISTREFI) due 08/19/2026 ~		27,000	608
39.740% (BISTREFI) due 05/17/2028 ~		643,400	14,428

			41,687

Total Turkey (Cost $62,394)			53,146

UGANDA 0.0%

SOVEREIGN ISSUES 0.0%

Republic of Uganda Government Bonds
15.000% due 06/18/2043	UGX	1,633,700	404

Total Uganda (Cost $373)			404

UNITED KINGDOM 1.4%

CORPORATE BONDS & NOTES 1.3%

ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	165,827,000	13,599
20.000% due 12/13/2029 «		61,608,000	5,052

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$19,470	15,246

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	271	344

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		1,169	1,691

			35,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Canada Square Funding 6 PLC
4.594% due 01/17/2059 •	GBP	1,283	$1,699

Rochester Financing No. 3 PLC
4.445% due 12/18/2044 •		743	982

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		0	717

			3,398

Total United Kingdom (Cost $36,815)			39,330

UNITED STATES 3.9%

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities Trust
4.633% due 08/25/2036 •		$1,053	1,041
4.693% due 03/25/2034 •		382	409

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •		9	6

GSAMP Trust
3.883% due 01/25/2037 •		835	514
4.093% due 12/25/2036 •		747	745

Lehman XS Trust
4.968% due 01/25/2036 þ		2,513	2,243

Merrill Lynch Mortgage Investors Trust
4.543% due 09/25/2035 •		1,412	1,396

Morgan Stanley Mortgage Loan Trust
4.273% due 12/25/2036 •		2,864	963

New Century Home Equity Loan Trust
4.113% due 08/25/2036 •		790	785

OneMain Financial Issuance Trust
4.130% due 05/14/2035		2,210	2,210

Option One Mortgage Loan Trust
4.013% due 04/25/2037 •		328	229

Securitized Asset-Backed Receivables LLC Trust
2.801% due 01/25/2036 þ		1,548	1,328

WaMu Asset-Backed Certificates Trust
4.033% due 05/25/2037 •		4,128	3,740

			15,609

CORPORATE BONDS & NOTES 0.5%

Beignet Investor LLC
6.581% due 05/30/2049		9,190	9,456

VB DPR Finance Co.
6.833% due 03/15/2035 «(j)		5,000	5,054

			14,510

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Ecopetrol SA
7.500% (TSFR3M + 3.800%) due 04/12/2029 «~		10,000	10,040

Republic of Angola Ministry of Finance
9.398% (TSFR3M + 5.750%) due 02/16/2027 «~		2,400	2,404

			12,444

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ		309	282

Angel Oak Mortgage Trust
0.909% due 01/25/2066 ~		2,235	1,992

Banc of America Funding Trust
2.372% due 03/20/2036 ~		10	10

BCAP LLC Trust
4.077% due 05/26/2037 ~		1,844	1,666
4.133% due 01/25/2037 •		136	129

Bear Stearns ALT-A Trust
3.873% due 04/25/2037 ~		5,436	3,753
4.047% due 08/25/2036 ~		228	151

106	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ARM Trust
4.335% due 02/25/2036 ~		$28	$26
4.991% due 01/25/2035 ~		2	2

CHL Mortgage Pass-Through Trust
4.592% due 09/25/2047 ~		13	12

CHL Reperforming Loan REMICS Trust
4.202% due 11/25/2034 •		99	94

Citigroup Mortgage Loan Trust, Inc.
4.451% due 09/25/2037 ~		2,081	1,978
4.957% due 07/25/2046 ~		19	18
6.033% due 03/25/2034 ~		4	3

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		40	36

GreenPoint MTA Trust
4.233% due 06/25/2045 •		36	32

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •		160	128

GSR Mortgage Loan Trust
4.966% due 11/25/2035 ~		54	23

HarborView Mortgage Loan Trust
5.498% due 08/19/2036 ~		1	1
5.859% due 10/19/2035 •		287	132

Impac CMB Trust
4.433% due 03/25/2035 •		57	56
5.730% due 01/25/2033 þ		103	104

IndyMac INDX Mortgage Loan Trust
4.153% due 02/25/2037 •		760	724
4.433% due 07/25/2045 •		78	59

JP Morgan Mortgage Trust
4.923% due 06/25/2036 ~		148	99

JP Morgan Resecuritization Trust
2.500% due 03/25/2056		87	86

Luminent Mortgage Trust
4.153% due 12/25/2036 •		7	7

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~		5	5

Nomura Asset Acceptance Corp. Alternative Loan Trust
6.340% due 06/25/2036 þ		7,543	1,884

RALI Trust
4.788% due 10/25/2037 ~		757	604
5.787% due 02/25/2036 ~		72	63

Residential Asset Securitization Trust
4.193% due 01/25/2046 •		128	34

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~		12	8

Structured Adjustable Rate Mortgage Loan Trust
4.752% due 03/25/2036 ~		25	20
5.259% due 01/25/2035 •		24	22

Structured Asset Mortgage Investments II Trust
4.093% due 02/25/2037 •		824	806

TBW Mortgage-Backed Trust
6.540% due 01/25/2037 þ		1,227	260

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •		104	91

Tib Finance PLC
7.111% due 11/15/2034 «(j)		2,200	2,146

WaMu Mortgage Pass-Through Certificates Trust
3.534% due 01/25/2037 ~		35	30
4.163% due 05/25/2034 •		152	143
4.260% due 12/25/2036 ~		23	21
4.445% due 09/25/2036 ~		30	27

Wells Fargo Mortgage-Backed Securities Trust
6.771% due 10/25/2036 ~		308	298

			18,065

SOVEREIGN ISSUES 1.3%

Colombia TES
1.000% due 08/22/2029	COP	26,067,000	6,570
1.000% due 01/24/2035		120,260,900	29,787

			36,357

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.3%

Indonesia Treasury Bonds
5.875% due 03/15/2031	IDR	162,707,000	$9,293

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (m)(o)		$728	726

U.S. Treasury Notes
4.250% due 08/15/2035 (m)		1,100	1,096

			1,822

		SHARES
WARRANTS 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(j)		1	0

Total United States (Cost $112,011)			108,100

		PRINCIPAL AMOUNT (000S)
URUGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Uruguay Government International Bonds
8.000% due 10/29/2035	UYU	155,600	3,892
9.750% due 07/20/2033		40,300	1,101

Total Uruguay (Cost $5,100)			4,993

UZBEKISTAN 0.2%

CORPORATE BONDS & NOTES 0.2%

Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,300	1,378
21.000% due 07/24/2027	UZS	43,460,000	3,805

			5,183

SOVEREIGN ISSUES 0.0%

Republic of Uzbekistan International Bonds
16.625% due 05/29/2027		9,770,000	850

Total Uzbekistan (Cost $5,516)			6,033

VENEZUELA 0.3%

CORPORATE BONDS & NOTES 0.1%

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$1,000	335
6.000% due 11/15/2026 ^(b)		710	244
9.750% due 05/17/2035 ^(b)		5,580	2,331

			2,910

SOVEREIGN ISSUES 0.2%

Venezuela Government International Bonds
7.000% due 03/31/2038 ^(b)		120	49
9.250% due 09/15/2027 ^(b)		5,720	2,746
9.250% due 05/07/2028 ^(b)		2,300	1,058
11.950% due 08/05/2031 ^(b)		750	386

			4,239

Total Venezuela (Cost $5,118)			7,149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZAMBIA 0.1%

SOVEREIGN ISSUES 0.1%

Zambia Government Bonds
12.000% due 05/03/2028	ZMW	3,600	$181
22.000% due 01/22/2029		3,100	190
23.000% due 01/22/2031		16,497	1,104

Total Zambia (Cost $875)			1,475

		SHARES
SHORT-TERM INSTRUMENTS 4.7%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		902,263	902

		PRINCIPAL AMOUNT (000S)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (e)(f)	EGP	10,700	172

NIGERIA TREASURY BILLS 3.3%
25.729% due 04/14/2026 - 01/28/2027 (d)(e)	NGN	135,507,203	90,562

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	81,900	4,728

U.S. TREASURY BILLS 1.2%
3.685% due 04/14/2026 - 07/21/2026 (d)(e)(m)(o)		$34,607	34,359

Total Short-Term Instruments (Cost $125,391)			130,723

Total Investments in Securities (Cost $2,713,029)			2,744,757

		SHARES
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%

PIMCO Short Asset Portfolio		3,676,516	36,085

PIMCO Short-Term Floating NAV Portfolio III		17,082,162	166,363

Total Short-Term Instruments (Cost $203,012)			202,448

Total Investments in Affiliates (Cost $203,012)			202,448

Total Investments 106.5% (Cost $2,916,041)			2,947,205

Financial Derivative Instruments (l)(n) (0.5)% (Cost or Premiums, net $2,856)			(12,057)

Other Assets and Liabilities, net (6.0)%			(164,615)

Net Assets 100.0%			$2,770,533

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holdings Luxembourg SA	06/08/2023	206	237	0.01
Tib Finance PLC 7.111% due 11/15/2034	09/18/2024	2,200	2,146	0.08
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	5,000	5,054	0.18

		$7,406	$7,437	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BPS	3.870%	03/05/2026	TBD	(2)	PLN	(75,027)	$(20,270)
	3.870	03/10/2026	TBD	(2)		(148,254)	(40,032)
BRC	3.500	01/06/2026	TBD	(2)	CZK	(9,911)	(471)
	3.500	03/10/2026	TBD	(2)		(52,726)	(2,488)
	3.500	03/26/2026	TBD	(2)		(18,160)	(856)
	3.800	12/12/2025	TBD	(2)		$(1,474)	(1,491)
	3.950	03/05/2026	TBD	(2)	PLN	(45,899)	(12,401)
MBC	3.850	03/05/2026	TBD	(2)		(102,328)	(27,645)
	6.900	03/26/2026	TBD	(2)	ZAR	(836,377)	(49,484)
MEI	6.200	03/26/2026	TBD	(2)	HUF	(1,248,748)	(3,759)
	6.850	03/26/2026	04/08/2026		ZAR	(603,631)	(35,712)
	6.870	03/26/2026	04/08/2026			(183,127)	(10,834)

Total Reverse Repurchase Agreements							$(205,443)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$0	$(60,302)	$0	$(60,302)	$61,688	$1,386
BRC	0	(17,707)	0	(17,707)	21,131	3,424
JML	0	0	0	0	(40)	(40)
MBC	0	(77,129)	0	(77,129)	79,725	2,596
MEI	0	(50,305)	0	(50,305)	52,984	2,679

Total Borrowings and Other Financing Transactions	$0	$(205,443)	$0

108	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,250)	$(5,250)
Sovereign Issues	0	(46,546)	0	(153,647)	(200,193)

Total Borrowings	$0	$(46,546)	$0	$(158,897)	$(205,443)

Payable for reverse repurchase agreements					$(205,443)

(k)	Securities with an aggregate market value of $212,508 and cash of $3,299 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(205,115) at a weighted average interest rate of 4.494% Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	12	$1,739	$(43)	$13	$0
U.S. Treasury 10-Year Note June Futures	06/2026	32	3,554	(73)	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	123	13,962	(86)	36	0

				$(202)	$56	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond June Futures	06/2026	5	$(569)	$18	$0	$(2)

Total Futures Contracts				$(184)	$56	$(2)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Boeing Co.	1.000%	Quarterly	06/20/2026	0.213%	$100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.255	4,900	54	(26)	28	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.319	200	2	0	2	0	0

						$57	$(27)	$30	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-44 5-Year Index	(1.000)%	Quarterly	12/20/2030	$88,600	$1,974	$(253)	$1,721	$0	$(405)
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	140,300	(2,510)	(23)	(2,533)	0	(275)

					$(536)	$(276)	$(812)	$0	$(680)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$24,500	$(1,097)	$72	$(1,025)	$63	$0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	42,800	700	53	753	39	0

					$(397)	$125	$(272)	$102	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	1,520	$18	$11	$29	$0	$(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027	JPY	43,010,000	18	1,084	1,102	0	(118)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		35,185,000	1,444	50	1,494	0	(127)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		22,726,000	311	(92)	219	0	(110)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026	SGD	329,020	(162)	(316)	(478)	0	(151)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031		146,470	1,215	927	2,142	0	(560)
Receive(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/16/2031	THB	373,420	158	25	183	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	$	27,500	280	(278)	2	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	(456)	692	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	(271)	(178)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		65,150	(816)	(488)	(1,304)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,600	(71)	31	(40)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		130,800	2,240	(1,453)	787	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		31,350	777	(238)	539	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		31,350	(558)	19	(539)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	17	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		206,900	(1,795)	1,180	(615)	0	(226)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,660	(123)	19	(104)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(1)	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	0	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(2)	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(3)	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(1)	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(678)	326	(352)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(39)	(48)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		700	28	3	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(1,568)	247	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(20)	(26)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(24)	(29)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(8)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	143	24	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(881)	(144)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(465)	854	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,700	(160)	(7)	(167)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,900	11	(28)	(17)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		5,300	122	(66)	56	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		17,100	(195)	(2)	(197)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	(8)	25	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,600	172	151	323	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	(35)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(103)	(56)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	135	244	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		43,800	345	(755)	(410)	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		38,700	1,677	952	2,629	144	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,800	(94)	25	(69)	0	(11)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		5,100	(56)	(72)	(128)	0	(20)
Pay(6)	01-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	09/16/2028	INR	6,299,210	(924)	(30)	(954)	47	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027	BRL	245,300	(2,421)	(10,730)	(13,151)	63	0
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(1,063)	(1,013)	18	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	4,201	4,264	0	(69)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,450)	(1,450)	24	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(1,195)	(1,195)	20	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(1,082)	(1,082)	18	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,861	1,861	0	(31)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,551)	(1,551)	26	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(2,034)	(2,034)	35	0
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(3,519)	(3,706)	57	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(679)	(679)	13	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(677)	(677)	13	0

110	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.565%	Maturity	01/04/2027	BRL	66,900	$0	$(812)	$(812)	$18	$0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(934)	(860)	16	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,601	1,601	0	(37)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	515	402	0	(9)
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(2,224)	(1,754)	39	0
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	2,436	2,436	0	(61)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	1,098	1,098	0	(28)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(1,163)	(1,163)	30	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,190)	(831)	22	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	932	932	0	(26)
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(2,356)	(2,259)	39	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	704	704	0	(23)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	544	544	0	(18)
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	1,085	1,085	0	(37)
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	1,258	1,258	0	(44)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,508	1,508	0	(57)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		565,900	3	(821)	(818)	153	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		149,400	0	175	175	0	(40)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		254,500	0	83	83	0	(69)
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027		121,900	0	191	191	33	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(483)	(483)	43	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(1,255)	(1,485)	81	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(73)	(72)	4	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(622)	(622)	60	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(1,139)	(1,139)	114	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(1,703)	(1,703)	182	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(634)	(634)	69	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	444	444	0	(65)
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029		285,800	0	(1,200)	(1,200)	332	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029		111,200	0	(452)	(452)	129	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	822	822	0	(183)
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029		292,900	0	1,116	1,116	0	(340)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		32,300	0	(107)	(107)	38	0
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029		316,400	0	(1,097)	(1,097)	367	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029		315,300	0	(1,041)	(1,041)	366	0
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029		268,100	0	797	797	0	(311)
Receive	1-Year BRL-CDI	13.120	Maturity	01/02/2029		62,100	0	118	118	0	(72)
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		60,300	(4)	(193)	(197)	70	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		78,500	0	224	224	0	(91)
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029		427,100	0	740	740	0	(495)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		166,200	0	(493)	(493)	193	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		17,800	0	(50)	(50)	21	0
Receive	1-Year BRL-CDI	13.340	Maturity	01/02/2029		203,400	0	233	233	0	(235)
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029		328,800	0	623	623	0	(381)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		131,600	0	(303)	(303)	152	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		52,800	0	(116)	(116)	61	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		103,400	0	(225)	(225)	120	0
Receive	1-Year BRL-CDI	13.435	Maturity	01/02/2029		61,200	0	49	49	0	(71)
Pay	1-Year BRL-CDI	13.500	Maturity	01/02/2029		92,500	0	(187)	(187)	107	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		81,600	0	156	156	0	(95)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		81,500	0	143	143	0	(94)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		168,800	0	256	256	0	(195)
Pay	1-Year BRL-CDI	13.615	Maturity	01/02/2029		57,000	30	(113)	(83)	66	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		140,100	0	(153)	(153)	162	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		53,800	0	25	25	0	(62)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		75,900	0	8	8	0	(88)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		245,400	0	56	56	283	0
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	(41)	(41)	0	(40)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		125,300	0	148	148	144	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		67,300	0	88	88	78	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		32,200	0	(44)	(44)	0	(37)
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029		130,000	0	(367)	(367)	0	(150)
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		53,500	0	155	155	62	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		75,300	0	397	397	86	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		239,300	0	(1,040)	(1,040)	322	0
Pay	1-Year BRL-CDI	13.041	Maturity	01/02/2031		276,500	0	(883)	(883)	371	0
Receive	1-Year BRL-CDI	13.156	Maturity	01/02/2031		27,500	0	68	68	0	(37)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		18,200	0	(36)	(36)	24	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		18,300	0	(36)	(36)	24	0
Receive	1-Year BRL-CDI	13.296	Maturity	01/02/2031		182,700	0	326	326	0	(244)
Receive	1-Year BRL-CDI	13.310	Maturity	01/02/2031		182,300	0	306	306	0	(244)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	13.350%	Maturity	01/02/2031	BRL	28,700	$0	$(43)	$(43)	$38	$0
Pay	1-Year BRL-CDI	13.470	Maturity	01/02/2031		51,400	(3)	(84)	(87)	69	0
Pay	1-Year BRL-CDI	13.520	Maturity	01/02/2031		91,000	4	(67)	(63)	121	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		23,500	0	(12)	(12)	31	0
Pay	1-Year BRL-CDI	13.564	Maturity	01/02/2031		149,200	0	(72)	(72)	199	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		18,300	0	(23)	(23)	24	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		17,300	0	(21)	(21)	23	0
Pay	1-Year BRL-CDI	13.605	Maturity	01/02/2031		45,100	0	(13)	(13)	60	0
Pay	1-Year BRL-CDI	13.670	Maturity	01/02/2031		12,100	0	0	0	16	0
Pay	1-Year BRL-CDI	13.698	Maturity	01/02/2031		45,500	0	9	9	61	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	315	315	0	(37)
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(234)	(234)	28	0
Pay	1-Year BRL-CDI	13.235	Maturity	01/02/2035		239,000	0	(559)	(559)	339	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/16/2031	CNY	731,060	(510)	(142)	(652)	49	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026	COP	16,564,270	0	(11)	(11)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027		60,504,410	0	(590)	(590)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		56,202,000	0	(783)	(783)	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	1,396	1,396	0	(14)
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	806	806	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		28,972,200	0	442	442	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	12.330	Quarterly	03/18/2028		7,874,000	0	(10)	(10)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	1,290	1,290	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		24,095,100	0	515	515	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		24,059,200	0	491	491	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(886)	(516)	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	09/17/2028		84,272,900	0	1,810	1,810	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	09/17/2028		67,784,700	0	1,440	1,440	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		1,151,860	18	(39)	(21)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,936,200	4	(121)	(117)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		5,197,340	(1)	(163)	(164)	0	0
Receive	3-Month COP-IBR Compounded-OIS	12.170	Quarterly	03/18/2029		5,532,000	0	(9)	(9)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(1,370)	(1,370)	5	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		77,771,500	0	(2,429)	(2,429)	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		56,133,400	0	1,249	1,249	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		39,060,000	0	(1,487)	(1,487)	6	0
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		34,948,500	0	(1,144)	(1,144)	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		11,935,200	0	346	346	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		42,921,000	0	1,219	1,219	0	(19)
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		2,349,000	0	(62)	(62)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		7,049,000	0	(183)	(183)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		4,699,000	0	(121)	(121)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.140	Quarterly	06/18/2030		17,415,000	0	(551)	(551)	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.210	Quarterly	06/18/2030		9,939,000	0	(308)	(308)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	06/18/2030		4,969,000	0	(152)	(152)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	06/18/2030		4,993,000	0	(153)	(153)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	06/18/2030		315,100	0	(10)	(10)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	06/18/2030		34,943,700	0	(1,052)	(1,052)	16	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		34,143,800	22	994	1,016	0	(16)
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030		30,470,700	0	(856)	(856)	14	0
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		47,582,000	6	1,216	1,222	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030		6,914,000	0	(195)	(195)	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030		3,230,600	0	(90)	(90)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030		14,657,000	(1)	408	407	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	09/17/2030		11,921,000	(1)	326	325	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		62,323,900	0	(1,694)	(1,694)	37	0
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		11,232,900	0	(300)	(300)	7	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(24)	127	103	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030		21,718,000	0	(478)	(478)	15	0
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		39,172,700	0	(727)	(727)	28	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		28,774,000	0	(512)	(512)	21	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		57,547,000	0	(989)	(989)	41	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	1,267	2,593	0	(20)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	496	1,023	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	10.750	Quarterly	03/18/2031		14,787,600	0	112	112	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	10.776	Quarterly	03/18/2031		66,186,500	0	483	483	0	(55)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	243	351	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	615	552	0	(11)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.645	Quarterly	06/17/2031		25,518,000	0	(37)	(37)	0	(25)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.660	Quarterly	06/17/2031		21,036,700	0	(34)	(34)	0	(20)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.700	Quarterly	06/17/2031		4,743,000	0	(9)	(9)	0	(5)
Receive(6)	3-Month COP-IBR Compounded-OIS	11.720	Quarterly	06/17/2031		4,496,000	0	(10)	(10)	0	(4)

112	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month COP-IBR Compounded-OIS	11.730%	Quarterly	06/17/2031	COP	4,585,000	$0	$(11)	$(11)	$0	$(4)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	565	565	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	562	562	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	506	506	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	498	498	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	523	728	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(1,620)	(1,620)	50	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	(387)	(387)	14	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	430	383	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	8	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(8)	(5)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	1,952	2,014	0	(63)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		6,712,000	0	(150)	(150)	11	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		25,021,900	0	(497)	(497)	41	0
Receive	3-Month COP-IBR Compounded-OIS	10.720	Quarterly	03/18/2035		24,555,000	0	156	156	0	(43)
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		17,280,000	3	423	426	0	(29)
Pay	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	09/17/2035		27,551,200	0	(863)	(863)	48	0
Pay	3-Month COP-IBR Compounded-OIS	9.155	Quarterly	09/17/2035		34,573,500	0	(1,059)	(1,059)	60	0
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		94,322,500	0	2,653	2,653	0	(174)
Receive	3-Month ILS-TELBOR	3.551	Annual	03/11/2031	ILS	141,900	0	629	629	0	(167)
Pay	3-Month ILS-TELBOR	3.635	Annual	03/16/2031		40,100	(76)	(54)	(130)	48	0
Pay	3-Month ILS-TELBOR	3.950	Annual	10/13/2035		11,700	26	(42)	(16)	12	0
Receive	3-Month ILS-TELBOR	4.135	Annual	12/05/2035		2,900	(12)	1	(11)	0	(3)
Receive	3-Month ILS-TELBOR	3.699	Annual	03/10/2036		6,400	0	50	50	0	(6)
Receive	3-Month ILS-TELBOR	3.955	Annual	03/17/2036		13,700	0	16	16	0	(14)
Pay(6)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2028	MYR	399,550	28	50	78	0	(30)
Pay(6)	3-Month MYR-KLIBOR	3.500	Quarterly	09/16/2031		333,700	(385)	104	(281)	0	(97)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	64	64	2	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(387)	(387)	0	(10)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(327)	(327)	0	(10)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(254)	(254)	0	(7)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(371)	(371)	0	(10)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	4	4	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	144	190	12	0
Pay	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		27,700	36	(17)	19	5	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		21,900	0	0	0	0	(4)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		21,600	0	(2)	(2)	0	(4)
Pay	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		16,800	7	0	7	3	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		15,600	0	(7)	(7)	0	(3)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		10,800	0	(7)	(7)	0	(2)
Pay	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		46,900	(94)	64	(30)	8	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		22,400	(37)	23	(14)	3	0
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		14,800	0	(27)	(27)	0	(1)
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		48,290	(113)	388	275	0	(4)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		54,970	(763)	17	(746)	7	0
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	7	7	0	(3)
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	42	42	0	(7)
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	14	14	0	(1)
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	121	121	0	(8)
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	188	188	0	(15)
Pay	3-Month PLN-WIBOR	4.440	Annual	09/19/2035		22,600	(9)	(33)	(42)	0	(20)
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		25,870	1	233	234	24	0
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		12,790	0	(126)	(126)	0	(12)
Pay	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		1,300	9	(20)	(11)	0	(1)
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		1,700	0	14	14	2	0
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		9,700	0	(93)	(93)	0	(9)
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		27,000	(103)	300	197	25	0
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		5,300	0	(66)	(66)	0	(5)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		125,630	0	532	532	130	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		23,300	0	107	107	24	0
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		8,000	0	81	81	8	0
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		13,000	0	(147)	(147)	0	(12)
Pay	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		9,900	59	(137)	(78)	0	(9)
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		15,100	0	64	64	16	0
Pay	3-Month PLN-WIBOR	4.223	Annual	02/04/2036		13,400	0	(172)	(172)	0	(13)
Receive	3-Month PLN-WIBOR	4.385	Annual	02/06/2036		12,100	(35)	149	114	12	0
Pay	3-Month PLN-WIBOR	4.091	Annual	02/23/2036		20,900	0	(328)	(328)	0	(21)
Receive	3-Month PLN-WIBOR	4.450	Annual	02/24/2036		11,700	(32)	126	94	12	0
Receive	3-Month PLN-WIBOR	4.275	Annual	03/02/2036		11,600	(31)	168	137	12	0
Pay	3-Month PLN-WIBOR	4.161	Annual	03/03/2036		28,600	0	(407)	(407)	0	(29)
Receive	3-Month PLN-WIBOR	4.348	Annual	03/05/2036		8,900	0	92	92	9	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month PLN-WIBOR	4.370%	Annual	03/05/2036	PLN	13,300	$0	$131	$131	$14	$0
Receive	3-Month PLN-WIBOR	4.349	Annual	03/06/2036		13,000	0	134	134	13	0
Receive	3-Month PLN-WIBOR	4.463	Annual	03/09/2036		6,500	0	51	51	7	0
Receive	3-Month PLN-WIBOR	4.574	Annual	03/10/2036		9,600	0	53	53	10	0
Receive	3-Month PLN-WIBOR	4.685	Annual	03/10/2036		6,600	0	21	21	7	0
Receive	3-Month PLN-WIBOR	4.860	Annual	03/11/2036		12,200	0	(5)	(5)	13	0
Pay(6)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		5,800	0	(1)	(1)	0	(6)
Pay(6)	3-Month PLN-WIBOR	4.845	Annual	04/02/2036		26,400	0	(7)	(7)	0	(7)
Pay(6)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		6,900	0	1	1	1	0
Receive(6)	3-Month PLN-WIBOR	4.200	Annual	05/13/2036		12,280	0	175	175	14	0
Receive(6)	3-Month PLN-WIBOR	4.125	Annual	05/20/2036		12,400	0	197	197	14	0
Receive(6)	3-Month PLN-WIBOR	4.180	Annual	05/22/2036		13,200	0	195	195	15	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	636	627	0	(119)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	(296)	(295)	119	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(21)	(21)	0	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	333	(29)	5	0
Receive	3-Month ZAR-JIBAR	6.745	Quarterly	03/06/2028		514,100	0	324	324	0	(78)
Receive	3-Month ZAR-JIBAR	6.780	Quarterly	03/06/2028		306,200	0	181	181	0	(47)
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028		30,700	0	(19)	(19)	5	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	20	(332)	0	(26)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	84	163	24	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(123)	(226)	0	(34)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(41)	(47)	0	(10)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	107	45	70	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	261	261	88	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		165,800	426	(134)	292	56	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(127)	(849)	0	(106)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	67	51	44	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(71)	(71)	0	(52)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		125,500	(24)	(41)	(65)	0	(43)
Pay	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		64,800	0	2	2	23	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		338,710	(102)	15	(87)	0	(121)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		242,800	(6)	152	146	87	0
Pay	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		508,843	1,226	(1,152)	74	181	0
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	32	32	24	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		190,800	(45)	181	136	0	(70)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		381,400	202	(388)	(186)	140	0
Receive	3-Month ZAR-JIBAR	7.220	Quarterly	09/02/2030		384,100	(96)	417	321	0	(141)
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		386,100	231	(475)	(244)	142	0
Pay	3-Month ZAR-JIBAR	6.880	Quarterly	09/17/2030		165,800	0	(273)	(273)	61	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		189,878	0	247	247	0	(70)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		83,950	0	(11)	(11)	32	0
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		308,600	(86)	280	194	0	(115)
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		127,700	0	(50)	(50)	48	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		41,700	0	(72)	(72)	16	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		203,700	0	(404)	(404)	77	0
Pay	3-Month ZAR-JIBAR	7.155	Quarterly	11/26/2030		20,700	0	(23)	(23)	8	0
Receive	3-Month ZAR-JIBAR	7.160	Quarterly	11/26/2030		143,100	(64)	219	155	0	(55)
Receive	3-Month ZAR-JIBAR	7.070	Quarterly	12/04/2030		147,900	(44)	238	194	0	(57)
Pay	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		69,510	0	(73)	(73)	27	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	12/23/2030		122,200	(49)	224	175	0	(47)
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		96,500	(38)	169	131	0	(38)
Pay	3-Month ZAR-JIBAR	6.522	Quarterly	01/29/2031		71,900	0	(197)	(197)	28	0
Receive	3-Month ZAR-JIBAR	6.885	Quarterly	02/04/2031		107,400	(42)	241	199	0	(43)
Receive	3-Month ZAR-JIBAR	6.715	Quarterly	02/26/2031		105,500	(39)	283	244	0	(42)
Receive	3-Month ZAR-JIBAR	6.920	Quarterly	03/06/2031		80,200	0	146	146	0	(32)
Receive	3-Month ZAR-JIBAR	7.360	Quarterly	03/09/2031		85,000	0	64	64	0	(35)
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	23	23	11	0
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	71	71	33	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	72	100	17	0
Pay	3-Month ZAR-JIBAR	7.381	Quarterly	01/12/2036		19,400	0	(73)	(73)	7	0
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	01/27/2036		56,800	0	(217)	(217)	22	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026	CLP	23,540,000	0	102	102	4	0
Receive	6-Month CLP-CHILIBOR	4.960	Semi-Annual	03/19/2027		5,258,800	0	(9)	(9)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(269)	222	0	(3)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028		4,479,000	0	54	54	0	(1)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	(31)	(31)	1	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		1,680,800	0	17	17	0	(1)
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	17	(11)	0	0
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	39	(29)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	82	(122)	0	(1)

114	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CLP-CHILIBOR	6.000%	Semi-Annual	10/02/2028	CLP	7,589,000	$(427)	$167	$(260)	$0	$(3)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	54	(74)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	(6)	81	1	0
Receive	6-Month CLP-CHILIBOR	4.675	Semi-Annual	03/18/2029		2,150,000	0	21	21	0	0
Receive	6-Month CLP-CHILIBOR	4.740	Semi-Annual	03/18/2029		15,748,000	0	119	119	0	(1)
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	7	9	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		10,005,000	0	150	150	5	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	10/01/2029		8,180,000	0	86	86	4	0
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		21,446,500	(271)	53	(218)	17	0
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	25	25	0	(2)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	30	30	0	(1)
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		12,581,900	0	140	140	11	0
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		5,426,900	0	(77)	(77)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		5,081,300	0	66	66	4	0
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		6,054,800	1	38	39	0	(5)
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030		4,571,400	0	36	36	0	(4)
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		885,000	0	15	15	1	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		21,929,000	0	325	325	17	0
Receive	6-Month CLP-CHILIBOR	5.060	Semi-Annual	03/18/2031		3,750,000	0	2	2	2	0
Receive(6)	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/17/2031		25,664,400	20	(68)	(48)	21	0
Receive(6)	6-Month CLP-CHILIBOR	5.306	Semi-Annual	06/17/2031		16,686,000	0	(157)	(157)	14	0
Pay(6)	6-Month CLP-CHILIBOR	5.190	Semi-Annual	06/17/2031		2,221,000	0	8	8	0	(2)
Pay(6)	6-Month CLP-CHILIBOR	5.250	Semi-Annual	06/17/2031		762,800	2	3	5	0	(1)
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	8	8	0	(6)
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		3,919,500	0	(32)	(32)	0	(4)
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(132)	(1,167)	(1,299)	23	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	36	(41)	3	0
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033		1,651,000	0	51	51	0	(2)
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033		1,555,000	0	59	59	0	(2)
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	7	7	1	0
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	37	(26)	3	0
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	24	(22)	2	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	92	(251)	8	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	22	(70)	2	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	208	(688)	17	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	70	(279)	6	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(39)	45	0	(4)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(73)	29	0	(8)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(18)	(20)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	(12)	(63)	0	(10)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	61	61	0	(9)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	79	79	0	(9)
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	4	4	0	(2)
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(121)	(121)	11	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	64	64	0	(7)
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(49)	(49)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		6,101,000	0	109	109	0	(11)
Receive	6-Month CLP-CHILIBOR	5.140	Semi-Annual	03/01/2035		4,650,000	0	29	29	9	0
Receive	6-Month CLP-CHILIBOR	5.210	Semi-Annual	03/01/2035		3,480,000	0	3	3	6	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		1,953,200	0	(15)	(15)	0	(4)
Pay	6-Month CLP-CHILIBOR	5.215	Semi-Annual	03/18/2036		754,000	0	(4)	(4)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.245	Semi-Annual	03/18/2036		5,543,000	0	(12)	(12)	0	(17)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	60	525	26	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		479,700	644	(509)	135	36	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	(188)	(128)	17	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	(466)	(466)	47	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	138	138	0	(9)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	(22)	183	11	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(146)	(145)	0	(13)
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	83	83	0	(25)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	(471)	(476)	29	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	(209)	(374)	18	0
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	226	203	0	(13)
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	(580)	(564)	32	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		445,700	125	515	640	0	(30)
Pay	6-Month CZK-PRIBOR	3.145	Annual	04/09/2030		156,700	(27)	(193)	(220)	10	0
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		79,900	0	88	88	0	(6)
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		97,300	0	115	115	0	(7)
Receive	6-Month CZK-PRIBOR	3.315	Annual	05/06/2030		108,800	0	115	115	0	(8)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		274,100	0	283	283	0	(20)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	3.405%	Annual	05/14/2030	CZK	124,300	$0	$108	$108	$0	$(9)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		95,700	0	66	66	0	(7)
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		312,800	0	(308)	(308)	24	0
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		462,900	49	217	266	0	(37)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		1,343,800	983	(269)	714	0	(109)
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		41,100	0	(8)	(8)	3	0
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		710,990	0	(204)	(204)	56	0
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		485,400	5	(141)	(136)	38	0
Pay	6-Month CZK-PRIBOR	3.513	Annual	09/30/2030		156,900	(68)	(57)	(125)	10	0
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		84,740	0	(92)	(92)	6	0
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		223,400	0	(247)	(247)	15	0
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		285,900	0	(321)	(321)	19	0
Receive	6-Month CZK-PRIBOR	3.999	Annual	11/14/2030		40,100	0	26	26	0	(3)
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		13,200	0	(8)	(8)	1	0
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		116,500	0	(86)	(86)	9	0
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		121,200	0	(85)	(85)	9	0
Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		129,250	(28)	(64)	(92)	10	0
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		103,040	75	(134)	(59)	8	0
Pay	6-Month CZK-PRIBOR	3.745	Annual	01/12/2031		180,660	0	(223)	(223)	14	0
Pay	6-Month CZK-PRIBOR	3.680	Annual	01/29/2031		144,100	0	(198)	(198)	11	0
Pay	6-Month CZK-PRIBOR	3.670	Annual	02/09/2031		244,750	21	(364)	(343)	18	0
Receive	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		97,900	0	85	85	0	(7)
Pay	6-Month CZK-PRIBOR	3.720	Annual	02/12/2031		311,800	25	(434)	(409)	23	0
Receive	6-Month CZK-PRIBOR	3.970	Annual	02/12/2031		124,700	0	97	97	0	(9)
Receive(6)	6-Month CZK-PRIBOR	3.773	Annual	04/10/2031		323,500	0	416	416	0	(20)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(725)	(166)	12	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	1,068	1,066	0	(12)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	258	258	0	(3)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	93	93	0	(1)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	108	108	0	(1)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		336,900	490	365	855	0	(10)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		697,700	0	(210)	(210)	0	(46)
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		129,200	0	(47)	(47)	0	(9)
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		385,400	34	(147)	(113)	0	(26)
Pay	6-Month CZK-PRIBOR	3.850	Annual	03/03/2036		278,000	0	(695)	(695)	0	(1)
Receive	6-Month CZK-PRIBOR	4.395	Annual	03/10/2036		37,300	0	17	17	0	0
Receive	6-Month CZK-PRIBOR	4.505	Annual	03/16/2036		22,800	0	1	1	0	0
Receive(6)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		32,100	0	1	1	2	0
Receive(6)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		49,400	0	(1)	(1)	0	(1)
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029	EUR	2,400	0	53	53	0	(7)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		27,250	(559)	(82)	(641)	136	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		19,710	(736)	19	(717)	25	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,250	36	21	57	0	(25)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026	HUF	5,709,600	(1,283)	1,149	(134)	0	(2)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	109	(688)	0	(1)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(5)	(523)	(528)	0	(47)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	(471)	33	25	0
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	195	204	0	(15)
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(17)	(17)	0	(6)
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(14)	(14)	0	(11)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	(505)	(890)	111	0
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	(61)	(121)	15	0
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	(45)	(1,075)	24	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	(348)	(348)	64	0
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	(200)	(200)	41	0
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		10,076,500	158	(815)	(657)	153	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	(233)	(233)	48	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	(66)	(66)	21	0
Receive	6-Month HUF-BBR	6.265	Annual	04/08/2030		1,040,000	0	5	5	0	(16)
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		1,710,300	13	(2)	11	0	(27)
Pay	6-Month HUF-BBR	5.875	Annual	05/09/2030		3,322,000	(83)	(102)	(185)	52	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		5,849,900	(43)	(271)	(314)	92	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		3,926,900	3	(28)	(25)	62	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		13,871,800	9	158	167	0	(219)
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		649,100	0	67	67	0	(11)
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		1,056,500	0	105	105	0	(18)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		6,535,920	227	553	780	0	(113)
Receive	6-Month HUF-BBR	6.430	Annual	11/21/2030		10,883,400	0	971	971	0	(191)
Pay	6-Month HUF-BBR	6.110	Annual	12/30/2030		2,956,850	38	(419)	(381)	51	0
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		5,166,000	(2,842)	(66)	(2,908)	83	0
Receive	6-Month HUF-BBR	6.265	Annual	04/28/2032		83,600	0	3	3	0	(2)

116	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month HUF-BBR	6.270%	Annual	04/28/2032	HUF	3,200,000	$0	$120	$120	$0	$(69)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		1,677,700	(420)	222	(198)	0	(43)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	247	247	0	(36)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		167,500	0	1	1	0	(5)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026	PLN	16,700	(308)	282	(26)	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	525	404	26	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	55	(128)	0	(8)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	(450)	(914)	0	(14)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	(407)	(1,222)	0	(17)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(44)	(59)	0	(2)
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	12	(79)	0	(11)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	(32)	(57)	0	(18)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	26	14	16	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	55	55	7	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	83	83	9	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	42	42	7	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	170	179	13	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	53	53	4	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	216	195	16	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	(423)	(423)	0	(19)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	(233)	(233)	0	(10)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	86	86	2	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	189	189	5	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	159	159	5	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(68)	(68)	0	(5)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(129)	(129)	0	(7)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(168)	(168)	0	(8)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	113	97	4	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	40	(126)	4	0
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	89	(290)	8	0
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	27	(11)	7	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	334,900	0	200	200	17	0
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		481,200	0	(315)	(315)	50	0
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		682,700	0	(446)	(446)	72	0
Pay	28-Day MXN-TIIE	7.360	Lunar	03/02/2028		324,000	0	(49)	(49)	34	0
Receive	28-Day MXN-TIIE	7.430	Lunar	03/02/2028		79,600	0	6	6	0	(8)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		682,000	0	(34)	(34)	0	(73)
Receive	28-Day MXN-TIIE	7.560	Lunar	03/02/2028		312,000	0	(19)	(19)	0	(33)
Receive	28-Day MXN-TIIE	7.580	Lunar	03/02/2028		372,400	0	(31)	(31)	0	(40)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	51	72	6	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		162,000	0	(15)	(15)	24	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	(59)	7	(52)	0	(12)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	810	810	65	0
Receive	28-Day MXN-TIIE	7.230	Lunar	03/14/2029		198,100	0	183	183	0	(29)
Pay	28-Day MXN-TIIE	7.790	Lunar	05/31/2029		189,000	0	(27)	(27)	30	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/31/2029		195,900	0	(19)	(19)	31	0
Pay	28-Day MXN-TIIE	7.825	Lunar	05/31/2029		186,200	0	(16)	(16)	29	0
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	(185)	25	(160)	0	(26)
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(485)	(485)	0	(78)
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	314	314	47	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(232)	(232)	0	(33)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		284,900	120	320	440	52	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		96,700	0	(174)	(174)	0	(18)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	178	178	16	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	62	62	5	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(267)	(267)	0	(22)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	36	36	5	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(365)	(365)	0	(129)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		21,200	0	15	15	4	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(47)	(47)	0	(10)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		100,400	0	(57)	(57)	19	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		162,000	7	(89)	(82)	31	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		140,300	0	(64)	(64)	27	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		60,100	0	(26)	(26)	11	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		294,100	0	(247)	(247)	56	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		63,100	0	(32)	(32)	12	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		304,700	0	(162)	(162)	58	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		171,700	0	92	92	0	(34)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030		147,000	0	75	75	0	(30)
Receive	28-Day MXN-TIIE	7.800	Lunar	06/12/2030		464,400	0	226	226	0	(93)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030		389,600	(33)	116	83	0	(79)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	7.460%	Lunar	08/27/2030	MXN	205,500	$0	$(260)	$(260)	$44	$0
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030		207,700	0	(246)	(246)	45	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030		290,300	(83)	363	280	0	(63)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030		119,000	0	(81)	(81)	26	0
Pay	28-Day MXN-TIIE	7.310	Lunar	11/01/2030		120,400	(16)	(186)	(202)	27	0
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030		108,100	47	121	168	0	(24)
Pay	28-Day MXN-TIIE	7.775	Lunar	12/13/2030		378,700	96	(356)	(260)	88	0
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030		115,750	0	(101)	(101)	27	0
Pay	28-Day MXN-TIIE	7.555	Lunar	01/24/2031		123,600	0	(152)	(152)	29	0
Pay	28-Day MXN-TIIE	7.550	Lunar	01/29/2031		107,900	0	(133)	(133)	26	0
Pay	28-Day MXN-TIIE	7.550	Lunar	01/30/2031		125,900	0	(155)	(155)	30	0
Pay	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		117,800	(41)	(159)	(200)	28	0
Pay	28-Day MXN-TIIE	7.495	Lunar	02/04/2031		97,200	0	(133)	(133)	23	0
Receive	28-Day MXN-TIIE	7.681	Lunar	03/05/2031		643,500	0	626	626	0	(156)
Receive	28-Day MXN-TIIE	7.545	Lunar	03/12/2031		64,000	0	83	83	0	(15)
Pay	28-Day MXN-TIIE	7.623	Lunar	03/12/2031		19,300	0	(22)	(22)	5	0
Pay	28-Day MXN-TIIE	7.750	Lunar	03/12/2031		102,000	41	(125)	(84)	25	0
Receive	28-Day MXN-TIIE	7.771	Lunar	03/12/2031		196,100	0	152	152	0	(48)
Pay(6)	28-Day MXN-TIIE	8.170	Lunar	03/26/2031		86,600	0	10	10	21	0
Receive(6)	28-Day MXN-TIIE	7.620	Lunar	04/18/2031		107,900	0	131	131	0	(26)
Receive(6)	28-Day MXN-TIIE	7.660	Lunar	04/18/2031		235,500	0	264	264	0	(57)
Receive(6)	28-Day MXN-TIIE	7.645	Lunar	04/24/2031		126,000	0	148	148	0	(31)
Receive(6)	28-Day MXN-TIIE	7.550	Lunar	05/02/2031		97,200	0	137	137	0	(24)
Receive(6)	28-Day MXN-TIIE	7.480	Lunar	06/11/2031		62,600	0	104	104	0	(15)
Pay(6)	28-Day MXN-TIIE	8.000	Lunar	06/11/2031		30,500	(17)	2	(15)	8	0
Receive(6)	28-Day MXN-TIIE	8.200	Lunar	06/11/2031		83,800	(1)	3	2	0	(21)
Pay(6)	28-Day MXN-TIIE	8.210	Lunar	06/11/2031		150,700	0	0	0	38	0
Pay(6)	28-Day MXN-TIIE	8.255	Lunar	06/11/2031		74,600	0	8	8	19	0
Pay(6)	28-Day MXN-TIIE	8.340	Lunar	06/11/2031		108,300	0	32	32	27	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032		53,500	0	14	14	13	0
Receive	28-Day MXN-TIIE	7.800	Lunar	04/15/2032		179,248	0	202	202	0	(42)
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034		60,700	0	30	30	14	0
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034		78,800	0	(115)	(115)	0	(18)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034		88,600	0	(229)	(229)	0	(21)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034		88,800	0	301	301	21	0
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034		124,400	0	419	419	30	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034		84,000	0	269	269	20	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034		128,100	0	410	410	31	0
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035		212,900	0	(337)	(337)	0	(50)
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035		138,300	0	(55)	(55)	0	(32)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		33,000	1	(18)	(17)	8	0
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035		92,000	0	(75)	(75)	0	(21)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035		68,900	0	(60)	(60)	0	(16)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035		34,400	0	(40)	(40)	0	(8)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035		35,500	0	(6)	(6)	8	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035		102,400	0	55	55	0	(24)
Pay(6)	28-Day MXN-TIIE	8.500	Lunar	06/04/2036		42,800	1	(8)	(7)	10	0

							$(1,933)	$(22,218)	$(24,151)	$11,958	$(11,475)

Total Swap Agreements							$(2,809)	$(22,396)	$(25,205)	$12,061	$(12,155)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$56	$12,061	$12,117	$0	$(2)	$(12,254)	$(12,256)

(m)

Securities with an aggregate market value of $2,369 and cash of $40,885 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

118	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(99) for closed swap agreements is outstanding at period end.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	139		$102	$2	$0

BOA	04/2026	BRL	5,593		1,069	0	(11)
	04/2026	CLP	4,494,511		4,974	121	0
	04/2026	COP	8,026,508		2,006	0	(164)
	04/2026	DOP	89,764		1,429	0	(47)
	04/2026	GBP	4,098		5,509	85	0
	04/2026	INR	393,515		4,202	46	0
	04/2026	KZT	2		0	0	0
	04/2026	MXN	65,409		3,582	0	(63)
	04/2026	PEN	44,208		12,689	0	(9)
	04/2026	PLN	106,578		28,906	196	0
	04/2026	THB	149,327		4,811	277	0
	04/2026	TRY	122,628		2,653	0	(71)
	04/2026		$500	ARS	811,429	86	0
	04/2026		1,068	BRL	5,593	11	0
	04/2026		4,974	CLP	4,494,511	0	(120)
	04/2026		536	DOP	32,596	0	(3)
	04/2026		36,342	EUR	31,251	0	(220)
	04/2026		23,714	GBP	17,792	0	(165)
	04/2026		100	HUF	33,482	1	0
	04/2026		3,374	INR	317,342	3	0
	04/2026		9,670	PEN	33,822	36	0
	04/2026		56,599	PLN	207,783	0	(627)
	04/2026		10,100	RON	43,528	0	(238)
	04/2026		16,813	THB	548,470	0	(160)
	04/2026		1,992	ZAR	34,276	31	0
	05/2026	THB	548,470		$16,825	133	0
	05/2026	TRY	163,487		3,482	8	0
	05/2026		$19,657	CNY	136,481	162	0
	05/2026		1,072	RON	4,676	0	(14)
	06/2026	CLP	3,009,944		$3,304	52	0
	06/2026	CNY	154		22	0	0
	06/2026	IDR	199,923,056		11,826	71	0
	06/2026	ILS	22,583		7,154	0	(44)
	06/2026	MXN	728,966		40,347	87	(162)
	06/2026	PEN	15,543		4,450	13	(13)
	06/2026	PHP	55,562		951	38	0
	06/2026		$1,069	BRL	5,668	11	0
	06/2026		1	CLP	906	0	0
	06/2026		701	CNY	4,831	2	0
	06/2026		2,442	IDR	41,030,213	0	(29)
	06/2026		1,002	ILS	3,095	0	(15)
	06/2026		828	INR	77,220	0	(14)
	06/2026		15,200	MXN	272,703	1	(80)
	06/2026		12,640	PEN	44,208	16	0
	07/2026	PEN	70,919		$20,639	406	(39)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026	CZK	3,359	EUR	138	$2	$0
	08/2026		$4,161	ZAR	75,246	237	0
	08/2026	ZAR	62,002		$3,502	0	(126)
	09/2026		$4,327	COP	17,069,429	148	0
	10/2026	BRL	3,600		$659	0	(8)

BPS	04/2026	ARS	1,900,827		1,268	0	(105)
	04/2026	BRL	470,199		86,228	0	(4,547)
	04/2026	CLP	4,915,397		5,468	160	0
	04/2026	CNH	74,084		10,749	0	(7)
	04/2026	CNY	28,894		4,174	0	(9)
	04/2026	GBP	2,306		3,100	48	0
	04/2026	ILS	2,086		659	0	(5)
	04/2026	INR	10,645,468		116,145	3,722	0
	04/2026	KRW	20,224,549		13,650	201	0
	04/2026	THB	4,434,598		136,624	2,036	0
	04/2026		$90,188	BRL	470,199	606	(19)
	04/2026		5,466	CNH	37,577	0	(11)
	04/2026		4,121	CNY	28,894	61	0
	04/2026		894	ILS	2,760	0	(16)
	04/2026		23,270	INR	2,166,401	71	(412)
	04/2026		2	PEN	7	0	0
	04/2026		23,858	PHP	1,417,296	0	(480)
	04/2026		14,528	PLN	52,414	2	(410)
	04/2026		8,377	RON	36,166	0	(184)
	04/2026		63,365	THB	2,012,029	0	(2,304)
	04/2026	ZAR	134,570		$7,946	4	0
	05/2026	CNY	82,683		12,011	4	0
	05/2026		$19,204	CNY	133,145	143	(6)
	05/2026		659	ILS	2,083	5	0
	05/2026		13,861	INR	1,312,513	67	0
	05/2026		4,420	KWD	1,347	0	(65)
	05/2026		65,406	THB	2,143,412	0	(134)
	06/2026	ARS	3,960,615		$2,161	0	(566)
	06/2026	IDR	450,261,934		26,544	94	(24)
	06/2026	INR	4,477,246		49,085	1,868	0
	06/2026	PHP	816,510		13,967	557	0
	06/2026		$980	ARS	1,564,831	88	0
	06/2026		5,102	BRL	27,110	63	0
	06/2026		14,205	CLP	12,863,214	0	(308)
	06/2026		660	CNY	4,531	0	(1)
	06/2026		21,770	IDR	367,141,691	0	(183)
	06/2026		111,458	INR	10,186,515	0	(4,032)
	06/2026		1,501	KWD	458	0	(19)
	06/2026		52,140	MXN	907,472	0	(1,819)
	06/2026		2,569	MYR	10,060	0	(79)
	06/2026		10,121	PHP	613,779	0	(41)
	07/2026	ARS	757,200		$498	0	(18)
	07/2026	BRL	10,200		1,895	0	(34)
	07/2026		$1,703	ARS	2,789,939	193	0
	10/2026	BRL	24,700		$4,506	0	(66)
	06/2027		$1,645	KWD	499	0	(25)
	05/2029	KWD	7,247		$24,915	1,191	0
	07/2029		806		2,774	132	0
	05/2030		4,241		14,605	664	0
	08/2030		1,440		4,856	117	0
	01/2031		4,404		14,842	325	0

BRC	04/2026	BRL	79,683		15,267	0	(117)
	04/2026	CLP	2,031,495		2,219	25	0
	04/2026	MYR	7,236		1,833	44	0
	04/2026	PLN	202,625		55,002	420	0
	04/2026	RON	7,062		1,588	0	(12)
	04/2026	TRY	2,164,484		47,105	0	(695)
	04/2026		$15,277	BRL	79,683	106	0
	04/2026		162	HKD	1,269	0	0
	04/2026		7,876	MYR	31,106	0	(188)
	04/2026		28	NOK	264	0	0
	04/2026		2,942	PHP	176,346	0	(33)
	04/2026		18,458	PLN	66,312	0	(595)
	04/2026		57,501	THB	1,803,092	0	(2,796)
	04/2026		56,507	TRY	2,578,218	535	0

120	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$564	ZAR	9,718	$9	$0
	04/2026	ZAR	188,917		$11,544	395	0
	05/2026	CNY	174		25	0	0
	05/2026	TRY	502,269		10,772	0	(71)
	05/2026		$1,023	COP	3,783,187	0	(2)
	05/2026		577	TRY	26,767	0	0
	06/2026	IDR	56,459,841		$3,319	0	0
	06/2026	INR	4,625,889		50,753	1,969	0
	06/2026		$29	ILS	89	0	(1)
	06/2026		54,295	INR	4,968,537	0	(1,897)
	07/2026		18,092	COP	68,690,595	133	0
	08/2026	COP	3,863,086		$1,023	0	0

BSH	04/2026	BRL	50,700		9,714	0	(74)
	04/2026		$9,762	BRL	50,700	26	0
	04/2026		11,181	CLP	10,429,502	84	0
	04/2026		601	JPY	95,967	4	0
	04/2026		193	NZD	335	0	(1)
	04/2026		66,926	PLN	242,078	0	(1,717)
	05/2026	JPY	95,677		$601	0	(4)
	05/2026	NZD	335		194	1	0
	05/2026	PEN	55,912		15,719	54	(363)
	06/2026	CLP	16,820,796		18,571	483	(84)
	06/2026	COP	166,139,817		44,105	0	(384)
	06/2026	PEN	23,642		7,006	238	0
	09/2026	CLP	6,212,924		7,055	344	0
	09/2026	PEN	1,250		362	6	0
	10/2026	BRL	54,100		9,986	0	(27)
	12/2026		$4,121	PEN	13,944	0	(167)
	04/2027	BRL	61,200		$10,762	0	(136)

CBK	04/2026		28,408		5,443	0	(42)
	04/2026	CLP	1,595,174		1,738	15	0
	04/2026	CNH	46,096		6,663	0	(29)
	04/2026	COP	10,491,601		2,753	0	(103)
	04/2026	EUR	33,651		38,914	24	(5)
	04/2026	GBP	8,434		11,194	30	0
	04/2026	HUF	61,059		177	0	(6)
	04/2026	INR	3,422,968		36,786	637	0
	04/2026	JPY	4,827,800		30,905	485	0
	04/2026	PEN	217,625		63,294	824	(19)
	04/2026	PHP	537,948		8,904	30	0
	04/2026		$1,172	ARS	1,831,493	150	0
	04/2026		5,411	BRL	28,408	73	0
	04/2026		1,908	CNH	13,107	0	(5)
	04/2026		3,848	CNY	26,571	0	(1)
	04/2026		31,515	COP	118,956,194	847	0
	04/2026		206	CZK	4,321	0	(2)
	04/2026		5,673	EUR	4,930	33	(7)
	04/2026		54,562	GBP	40,769	0	(600)
	04/2026		160,697	INR	14,817,110	46	(3,968)
	04/2026		16,038	PEN	55,916	42	(16)
	04/2026		3,778	PLN	13,522	0	(136)
	04/2026		33,398	THB	1,061,235	0	(1,183)
	04/2026		1,479	UYU	57,597	0	(61)
	04/2026		3,861	ZAR	65,702	16	0
	05/2026	CNY	531		$77	0	(1)
	05/2026	COP	51,087,761		13,835	42	0
	05/2026	PEN	77,113		22,371	314	(44)
	05/2026	SGD	115,454		89,471	0	(670)
	05/2026		$8,205	CNY	56,756	44	0
	05/2026		623	INR	59,197	5	0
	05/2026		319	NGN	495,975	32	0
	06/2026	ARS	1,801,029		$1,172	0	(58)
	06/2026	COP	210,199,268		55,800	0	(487)
	06/2026	IDR	695,825,544		41,011	99	0
	06/2026	ILS	602		193	1	0
	06/2026	INR	14,639,001		160,682	6,301	0
	06/2026	PEN	7,539		2,157	5	(6)
	06/2026		$2,355	ARS	3,784,916	248	0
	06/2026		19,074	CNY	131,395	39	0
	06/2026		12,352	COP	47,228,504	295	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$88,953	IDR	1,503,183,318	$0	$(571)
	06/2026		12,351	MXN	219,799	0	(157)
	06/2026		17,711	PEN	61,168	0	(203)
	06/2026		8,839	PHP	536,296	0	(32)
	07/2026	ARS	4,422,913		$2,802	0	(202)
	07/2026	PEN	75,238		22,381	889	0
	07/2026		$1,960	ARS	3,168,762	196	0
	07/2026		1,099	EGP	55,910	0	(142)
	08/2026	KZT	1,070,807		$2,061	0	(83)
	09/2026	CLP	45,768,867		52,720	3,282	0
	09/2026	COP	33,988,683		8,766	0	(144)
	09/2026	MXN	21,554		1,205	19	0
	09/2026	PEN	26,118		7,554	110	0
	09/2026		$3,654	COP	14,444,080	132	0
	10/2026	UGX	2,763,680		$751	48	0
	10/2026		$1,006	UGX	3,915,216	0	(10)
	10/2026	UZS	5,881,900		$449	0	(13)
	11/2026	NGN	520,838		319	0	(29)
	12/2026		$3,762	PEN	13,181	0	(26)
	01/2027	PEN	45,344		$13,354	516	0

DUB	04/2026	AUD	19,812		13,712	43	0
	04/2026	CNH	432,456		62,546	0	(241)
	04/2026	INR	1,023,597		10,864	66	(12)
	04/2026	KZT	301,537		620	0	(7)
	04/2026	THB	2,320,860		71,716	1,285	0
	04/2026	UGX	11,252,644		3,148	172	0
	04/2026		$13,673	AUD	19,931	79	0
	04/2026		114,319	CNH	783,245	0	(602)
	04/2026		35,838	CZK	756,647	0	(198)
	04/2026		4,898	EGP	246,827	0	(451)
	04/2026		787	HKD	6,160	0	(1)
	04/2026		8,725	HUF	2,926,754	68	0
	04/2026		1,799	ILS	5,568	0	(27)
	04/2026		8,442	INR	798,923	66	(7)
	04/2026		21,847	PEN	74,997	0	(309)
	04/2026		3,669	PLN	13,017	0	(162)
	04/2026		1,071	SGD	1,368	0	(7)
	04/2026	UZS	46,200,179		$3,693	0	(87)
	05/2026	AUD	19,931		13,667	0	(79)
	05/2026	SGD	60,848		47,153	7	(360)
	05/2026	THB	61,719		1,875	0	(3)
	05/2026		$13,707	AUD	19,812	0	(43)
	05/2026		54,355	CNH	374,994	224	0
	05/2026		512	GHS	5,560	0	(14)
	05/2026		71,728	THB	2,318,175	0	(1,179)
	06/2026	KZT	7,637,985		$14,817	0	(789)
	06/2026	PEN	52,794		15,283	173	0
	06/2026	PHP	2,286,086		38,495	950	0
	06/2026	PKR	94,307		327	0	(8)
	06/2026	TWD	16,865		530	5	0
	06/2026		$2	CLP	1,816	0	0
	06/2026		8,080	CNY	55,346	2	(30)
	06/2026		4,687	IDR	78,898,038	0	(48)
	06/2026		1,597	RSD	163,225	6	0
	08/2026	PEN	14,484		$4,286	153	0
	08/2026		$5,654	KZT	3,018,668	370	0
	09/2026	EGP	82,308		$1,477	102	0
	09/2026	PEN	44,479		12,956	284	0
	09/2026	PKR	335,665		1,126	0	(54)
	10/2026	UZS	83,164,330		6,504	0	(30)
	11/2026		48,309,261		3,697	0	(66)
	12/2026		69,787,412		5,373	0	(39)

FAR	04/2026	AUD	75		53	1	0
	04/2026	CHF	699		905	31	0
	04/2026	GBP	40,254		54,238	957	0
	04/2026		$876	CHF	698	0	(3)
	04/2026		4,783	JPY	749,830	4	(63)
	04/2026		3,136	MYR	12,328	0	(89)
	04/2026		15,127	PLN	54,590	0	(422)
	05/2026	CHF	696		$876	3	0

122	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	JPY	119,126		$749	$0	$(4)
	05/2026		$20	CNH	135	0	0
	05/2026		4,880	COP	18,038,206	0	(10)
	05/2026		18,696	GBP	13,955	0	(226)
	05/2026		1,095	ILS	3,465	9	0
	06/2026	PEN	39,390		$11,452	175	0
	06/2026	PHP	550,783		9,190	144	0
	06/2026		$715	ILS	2,203	0	(13)
	06/2026		29,117	MXN	507,269	0	(988)
	07/2026	PEN	9,941		$2,940	99	0
	08/2026	COP	18,423,275		4,880	1	0
	09/2026	MXN	17,269		978	28	0

GLM	04/2026	ARS	743,695		497	0	(40)
	04/2026	BRL	403,541		76,913	0	(993)
	04/2026	COP	20,065,644		5,411	0	(41)
	04/2026	INR	444,812		4,728	19	(13)
	04/2026	KRW	21,558,569		14,527	191	0
	04/2026	MXN	44,119		2,396	0	(65)
	04/2026	MYR	80,610		20,161	238	0
	04/2026	PLN	15,222		4,081	0	(20)
	04/2026	THB	273,139		8,453	166	0
	04/2026		$75,394	BRL	403,541	2,512	0
	04/2026		3,385	CNH	23,199	0	(16)
	04/2026		2,162	COP	8,026,508	8	0
	04/2026		9,802	DOP	632,726	570	0
	04/2026		2,892	HUF	989,547	81	0
	04/2026		961	ILS	2,987	0	(10)
	04/2026		92,973	INR	8,669,560	0	(1,079)
	04/2026		2,304	MXN	42,479	64	0
	04/2026		29,189	MYR	114,640	0	(856)
	04/2026		778	PEN	2,668	0	(12)
	04/2026		11,033	PLN	39,738	0	(329)
	04/2026		8,499	THB	272,086	0	(237)
	04/2026		273	UYU	10,601	0	(12)
	04/2026	ZAR	73,024		$4,235	0	(75)
	05/2026	CNY	91,363		13,241	0	(27)
	05/2026	DOP	690,382		11,118	80	(318)
	05/2026	THB	28,936		881	0	0
	05/2026		$92,036	BRL	498,414	3,602	0
	05/2026		554	EGP	29,217	0	(39)
	05/2026		21	GBP	16	0	0
	05/2026		136,985	SGD	174,937	0	(402)
	05/2026		8,464	THB	273,139	0	(152)
	06/2026	ARS	3,903,048		$2,335	0	(349)
	06/2026	BRL	6		1	0	0
	06/2026	CLP	24,142,268		28,105	2,024	0
	06/2026	COP	96,670,581		25,569	0	(318)
	06/2026	DOP	107,456		1,751	0	(9)
	06/2026	EGP	64,195		1,191	80	0
	06/2026	IDR	137,948,415		8,133	25	(2)
	06/2026	PEN	25,557		7,330	23	(9)
	06/2026		$2,466	ARS	3,960,615	262	0
	06/2026		3,197	BRL	17,011	44	0
	06/2026		5,335	COP	20,065,644	38	0
	06/2026		3,832	IDR	64,671,898	0	(30)
	06/2026		124,860	INR	11,393,975	0	(4,700)
	07/2026	ARS	778,588		$516	0	(15)
	07/2026	BRL	35,000		6,497	0	(124)
	07/2026	DOP	147,035		2,395	0	(4)
	07/2026		$37,431	BRL	201,428	670	0
	08/2026	DOP	572,356		$9,143	0	(163)
	08/2026	KZT	408,452		783	0	(32)
	08/2026		$3,258	DOP	204,776	72	0
	08/2026		5,260	PEN	17,733	0	(195)
	09/2026	ARS	1,103,965		$580	0	(134)
	09/2026	DOP	1,012,159		16,506	277	(182)
	09/2026	INR	7,908,300		83,558	1,058	0
	09/2026		$653	ARS	1,103,965	60	0

IND	04/2026	CZK	49,918		$2,360	8	0
	04/2026	EUR	41,734		49,279	1,041	0
	04/2026	MYR	5,748		1,468	47	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$24,580	MYR	96,267	$0	$(788)
	04/2026		6	PLN	22	0	0
	05/2026	MYR	208,743		$53,711	2,069	0
	05/2026		$53,285	MYR	208,743	0	(1,642)
	05/2026		25,259	SAR	94,921	20	0

JPM	04/2026	BRL	104,822		$20,083	0	(153)
	04/2026	CNH	395,523		57,159	0	(266)
	04/2026	CNY	26,571		3,861	13	0
	04/2026	INR	445,024		4,733	34	0
	04/2026	KZT	506,707		1,013	0	(46)
	04/2026	MXN	186,146		10,395	22	0
	04/2026	PLN	15,991		4,471	163	0
	04/2026	SGD	1,375		1,091	22	0
	04/2026	THB	168,842		5,325	203	0
	04/2026		$19,948	BRL	104,822	289	0
	04/2026		3,870	CNH	26,571	0	(12)
	04/2026		21,497	CZK	458,398	94	0
	04/2026		7,247	EUR	6,174	0	(110)
	04/2026		919	HKD	7,189	0	(2)
	04/2026		14,470	HUF	4,826,563	31	0
	04/2026		4,733	INR	445,786	10	0
	04/2026		329	KRW	485,077	0	(7)
	04/2026		14,161	NOK	136,690	0	(44)
	04/2026		3,479	PLN	12,347	0	(154)
	04/2026		6,875	THB	220,587	0	(182)
	04/2026		96,148	ZAR	1,626,906	0	(132)
	04/2026	ZAR	519,242		$31,095	451	0
	05/2026	THB	261,996		7,993	20	0
	05/2026		$57,159	CNH	394,557	267	0
	06/2026	EGP	41,140		$762	50	0
	06/2026	ILS	66,420		21,385	216	0
	06/2026		$303	ILS	945	0	(2)
	06/2026		21,704	MXN	381,228	0	(565)
	06/2026		8,238	MYR	32,169	0	(277)
	07/2026	BRL	10,100		$1,867	0	(44)
	08/2026		$2,226	KZT	1,175,013	114	0
	10/2026	BRL	56,900		$10,438	0	(93)
	10/2026	UGX	5,947,590		1,614	100	0
	10/2026	UZS	28,876,910		2,268	0	(2)
	06/2027		992,297		74	0	(1)

MBC	04/2026	AUD	19,931		13,904	153	0
	04/2026	BRL	87,040		16,339	0	(465)
	04/2026	COP	23,156,574		6,254	0	(46)
	04/2026	CZK	1,159,887		54,920	287	0
	04/2026	EUR	43,844		50,727	112	(63)
	04/2026	GBP	3,376		4,520	52	0
	04/2026	INR	10,440,428		112,752	2,494	0
	04/2026	NOK	145,794		14,900	0	(157)
	04/2026		$14,216	AUD	20,009	0	(411)
	04/2026		16,676	BRL	87,040	127	0
	04/2026		4,936	CLP	4,494,511	0	(84)
	04/2026		995	EGP	48,782	0	(118)
	04/2026		11,882	EUR	10,262	11	(32)
	04/2026		4,799	JPY	747,686	2	(90)
	04/2026		1,793	MXN	33,101	52	0
	04/2026		161	NOK	1,548	0	(2)
	04/2026		3,516	PLN	12,488	0	(152)
	04/2026		85	UYU	3,314	0	(3)
	05/2026	EUR	1,241		$1,425	0	(11)
	05/2026	GBP	4,550		6,023	1	0
	05/2026	JPY	53,089		333	0	(2)
	05/2026		$120	CNY	831	1	0
	05/2026		69	EGP	3,529	0	(7)
	05/2026		130	GBP	98	0	0
	05/2026		14,900	NOK	145,807	157	0
	05/2026		156	THB	5,130	0	0
	05/2026		85	UYU	3,324	0	(3)
	06/2026	COP	25,949,209		$6,672	0	(277)
	06/2026	ILS	19,999		6,439	65	0
	06/2026	INR	2,747,709		29,615	638	0
	06/2026		$3,216	IDR	54,716,702	0	0

124	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$100,319	INR	9,356,877	$0	$(1,642)
	07/2026		6,254	COP	23,692,470	41	0
	09/2026	EGP	54,346		$976	68	0
	10/2026		97,133		1,871	262	0
	10/2026	ZAR	15,379		864	0	(31)

MYI	04/2026	BRL	88,393		17,002	0	(63)
	04/2026	CLP	6,151,844		6,737	92	0
	04/2026	COP	279,716		75	0	(1)
	04/2026		$16,893	BRL	88,393	172	0
	04/2026		2,432	CZK	51,282	0	(16)
	04/2026		17,736	INR	1,658,753	68	(197)
	04/2026		8,826	MYR	35,572	0	(34)
	04/2026		16,225	PEN	55,577	0	(262)
	04/2026		17,981	PHP	1,084,054	0	(99)
	04/2026		3,108	PLN	10,998	0	(145)
	04/2026		11,339	THB	365,570	0	(236)
	05/2026		11	NOK	110	0	0
	06/2026	IDR	31,795,941		$1,885	15	0
	06/2026	ILS	1,947		627	7	0
	06/2026	PHP	2,414,010		40,689	1,042	0
	06/2026		$3,657	CNY	25,235	12	0
	06/2026		74	COP	279,716	1	0
	06/2026		148	ILS	461	0	(1)
	07/2026		56	EGP	2,836	0	(7)
	08/2026	CZK	50,600	EUR	2,075	25	0
	10/2026		$1,723	AZN	3,083	54	0
	10/2027		3,446		6,341	0	(3)

NGF	04/2026		13,127	CNH	89,835	0	(84)
	04/2026		770	NOK	7,402	0	(6)
	04/2026		6,226	TRY	285,014	124	0
	05/2026		5,120		236,674	0	(8)

SCX	04/2026	CNH	29,753		$4,320	1	0
	04/2026	CNY	28,894		4,198	15	0
	04/2026	COP	86,237,151		22,508	0	(967)
	04/2026	NGN	939,306		543	0	(131)
	04/2026	NZD	335		200	8	0
	04/2026	PEN	34,438		9,860	0	(36)
	04/2026		$101	CAD	139	0	0
	04/2026		8,496	CNH	58,332	0	(27)
	04/2026		4,174	CNY	28,894	9	0
	04/2026		754	EGP	36,912	0	(90)
	04/2026		106,375	INR	9,801,401	21	(2,837)
	04/2026		3,178	JPY	495,739	0	(54)
	04/2026		12,433	PEN	42,635	0	(183)
	04/2026		33,847	THB	1,063,698	0	(1,575)
	04/2026		2,944	UGX	11,192,528	16	0
	05/2026	CAD	139		$101	0	0
	05/2026		$11,369	CNY	78,899	88	0
	05/2026		1,546	EGP	82,004	0	(100)
	05/2026		397	GHS	4,347	0	(8)
	06/2026	CLP	12,158,867		$13,706	571	0
	06/2026	COP	1,509,925		395	0	(9)
	06/2026	IDR	71,656,813		4,259	46	0
	06/2026	INR	2,202,151		23,762	538	0
	06/2026	KZT	2,686		5	0	0
	06/2026	MYR	11,147		2,847	88	0
	06/2026	PHP	278,201		4,761	192	0
	06/2026		$512	CNY	3,501	0	(2)
	06/2026		100,134	IDR	1,681,889,220	0	(1,246)
	06/2026		19,287	INR	1,762,478	0	(700)
	06/2026		39,363	MYR	154,914	0	(1,024)
	07/2026	COP	14,124,866		$3,667	0	(84)
	07/2026	ZMW	32,629		1,548	0	(146)
	08/2026		$326	KZT	171,271	16	0
	10/2026		1,289	UGX	4,795,737	0	(69)

SOG	04/2026	CNH	54,035		$7,841	0	(4)
	04/2026	EUR	32,705		38,696	894	0
	04/2026	KRW	2,591,423		1,741	18	0
	04/2026	UGX	6,502,925		1,819	98	0
	04/2026		$32	CNH	217	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$1,599	EGP	78,020	$0	$(189)
	04/2026		114,606	EUR	99,317	189	0
	04/2026		17,573	JPY	2,734,313	0	(344)
	04/2026		10,283	RON	44,511	0	(205)
	04/2026		235	SEK	2,244	2	0
	05/2026	EUR	99,317		$114,786	0	(184)
	05/2026	SEK	2,240		235	0	(2)
	05/2026		$3,755	CNY	25,781	3	(14)
	05/2026		2,159	EGP	105,483	0	(303)
	06/2026	EGP	10,850		$200	12	0
	06/2026	PEN	7,656		2,273	81	0
	06/2026		$675	ILS	2,078	0	(13)

SSB	04/2026	AUD	122		$87	3	0
	04/2026	CNY	1,000		145	0	0
	04/2026	INR	561,131		6,021	95	0
	04/2026	SEK	2,240		246	10	0
	04/2026		$3,472	INR	314,636	0	(149)
	04/2026		21	JPY	3,205	0	0
	04/2026		135	PLN	487	0	(4)
	06/2026	CLP	2,670,494		$2,916	31	0
	06/2026	PEN	15,491		4,484	50	0
	06/2026		$4,403	CLP	3,985,903	0	(97)
	06/2026		386	COP	1,492,953	14	0
	06/2026		3,643	IDR	61,247,373	0	(42)
	08/2026	COP	13,840,670		$3,629	0	(25)
	09/2026		$3,344	COP	12,967,086	56	0

UAG	04/2026	COP	42,816,603		$11,516	0	(133)
	04/2026	CZK	40,000		1,892	8	0
	04/2026		$17,330	COP	64,260,747	162	0
	04/2026		44,106	CZK	926,324	0	(475)
	04/2026		29,456	KRW	43,396,710	0	(597)
	04/2026		57,593	PLN	208,224	2	(1,504)
	05/2026		8,026	COP	29,675,479	0	(14)
	06/2026	COP	138,905,000		$36,826	0	(370)
	06/2026	MXN	93,207		5,255	87	0
	06/2026		$17,403	COP	66,101,997	298	0
	06/2026		982	ILS	3,030	0	(16)
	06/2026		3,888	MXN	67,853	0	(125)
	07/2026	COP	65,819,607		$17,330	0	(158)
	08/2026		30,307,329		8,026	1	(3)

Total Forward Foreign Currency Contracts						$68,262	$(78,007)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC EUR versus CZK	CZK	24.040	08/06/2026	600	$2	$0
	Call - OTC EUR versus GBP	GBP	0.885	05/07/2026	39,034	284	114
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	54,800	82	83
	Call - OTC USD versus HKD		7.800	08/24/2026	86,100	119	124
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	35,209	1,729	2,516

GLM	Put - OTC GBP versus USD	$	1.300	06/01/2026	4,394	881	1,413
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	13,700	18	21

MBC	Put - OTC USD versus CNH	CNH	6.900	04/28/2026	61,224	385	384
	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	51,600	68	79
	Call - OTC USD versus HKD		7.800	08/24/2026	29,800	44	43

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	6,143	25	1
	Put - OTC EUR versus CZK		24.040	08/06/2026	9,635	37	5
	Put - OTC USD versus BRL	BRL	5.320	04/23/2026	29,770	385	879

						$4,059	$5,662

126	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595%	04/22/2026	190,200	$63	$1
	Put - OTC 5-Year Interest Rate Swap	3-Month MYR-KLIBOR	Receive	3.600	03/17/2027	178,800	372	374

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.490	05/05/2026	201,600	66	2

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/22/2026	229,600	78	1
	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/28/2026	262,500	85	3
	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.690	04/08/2026	610,300	119	0
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.000	05/11/2026	26,400	24	0
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	3.925	05/18/2026	26,900	27	0

GST	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.595	04/22/2026	281,500	16	2

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	3.980	05/20/2026	27,500	0	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	01/20/2028	64,200	1,395	1,165

							$2,245	$1,548

Total Purchased Options							$6,304	$7,210

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	54,800	$(30)	$(22)
	Call - OTC USD versus HKD		7.850	08/24/2026	86,100	(40)	(35)
	Call - OTC USD versus TRY	TRY	49.550	04/10/2026	29,205	(467)	(39)
	Call - OTC USD versus TRY		50.250	05/19/2026	35,730	(573)	(474)
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	70,418	(1,748)	(2,253)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	13,700	(6)	(5)

MBC	Put - OTC USD versus CNH	CNH	6.800	04/28/2026	122,448	(241)	(92)
	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	51,600	(23)	(21)
	Call - OTC USD versus HKD		7.850	08/24/2026	29,800	(15)	(12)

MYI	Put - OTC USD versus BRL	BRL	5.120	04/23/2026	29,770	(72)	(186)
	Call - OTC USD versus BRL		5.700	04/23/2026	29,770	(249)	(34)

						$(3,464)	$(3,173)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340%	04/22/2026	190,200	$(20)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	190,200	(32)	(117)

CBK	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.240	05/05/2026	201,600	(22)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.820	05/05/2026	201,600	(28)	(176)

DUB	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340	04/22/2026	229,600	(24)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	229,600	(29)	(141)
	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340	04/28/2026	262,500	(26)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/28/2026	262,500	(35)	(172)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.640	04/02/2026	103,800	(35)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.640	04/02/2026	103,800	(35)	(267)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.610	04/28/2026	99,800	(31)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.610	04/28/2026	99,800	(31)	(269)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.510	05/26/2026	94,200	(30)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.510	05/26/2026	94,200	(30)	(283)
	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.440	04/08/2026	610,300	(29)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.950	04/08/2026	610,300	(73)	(557)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.230	04/13/2026	10,600	(26)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.230	04/13/2026	10,600	(26)	(142)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.400	05/11/2026	26,400	(30)	(271)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.135	05/18/2026	10,800	(26)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.135	05/18/2026	10,800	(26)	(170)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.325	05/18/2026	26,900	(29)	(319)
	Call - OTC 10-Year Interest Rate Swap	6-Month CZK-PRIBOR	Receive	3.930	05/20/2026	61,100	(26)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.930	05/20/2026	61,100	(26)	(144)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.728	04/13/2026	10,100	(30)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.728	04/13/2026	10,100	(30)	(72)
	Call - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.690	05/04/2026	9,700	(26)	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.690%	05/04/2026	9,700	$(26)	$(79)

GST	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.340	04/22/2026	281,500	0	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.920	04/22/2026	281,500	0	(173)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.673	04/14/2026	95,100	(31)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.673	04/14/2026	95,100	(31)	(239)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Receive	7.600	04/08/2026	113,100	(39)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month MXN-TIIE	Pay	7.600	04/08/2026	113,100	(39)	(139)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.380	05/20/2026	27,500	(2)	(298)

							$(979)	$(4,033)

Total Written Options							$(4,443)	$(7,206)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	0.911%	$	12,100	$281	$(318)	$0	$(37)

BRC	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.398		3,400	(67)	13	0	(54)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.488		400	(8)	1	0	(7)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	1.065		10,600	(26)	67	41	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	1.096		6,500	(57)	97	40	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	1.123		2,960	(11)	36	25	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.169		300	0	4	4	0

GST	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.169		1,300	3	14	17	0

JPM	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.488		1,000	(19)	1	0	(18)

								$96	$(85)	$127	$(116)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
											Asset	Liability
BOA	Argentine Republic Government International Bonds	5.000%	Quarterly	12/20/2026	2.754%		$	700	$12	$0	$12	$0

BPS	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			700	12	0	12	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.533			3,000	6	19	25	0

BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			1,002	6	12	18	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980			760	9	1	10	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2029	0.911			300	0	1	1	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2027	1.733			700	(8)	2	0	(6)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750			30,100	425	(123)	302	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.810			500	8	(4)	4	0

CBK	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			1,293	10	13	23	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2029	0.911			9,400	15	13	28	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.387			11,100	(64)	150	86	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	2.033			1,300	(13)	4	0	(9)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		8,000	0	343	343	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		1,553	0	9	9	0

GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371			3,987	16	14	30	0
	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	2.754			3,721	19	47	66	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980			1,185	(147)	163	16	0

128	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
	Israel Government International Bonds	1.000%	Quarterly	06/20/2026	0.306%	$	1,000	$0	$2	$2	$0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.810		2,200	33	(14)	19	0

JPM	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980		1,100	15	0	15	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2029	0.911		2,400	1	6	7	0
	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	2.178		7,500	248	15	263	0

MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	2.371		1,750	22	(9)	13	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	3.980		14,125	61	132	193	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2030	3.108		1,500	(134)	6	0	(128)

								$552	$802	$1,497	$(143)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Floating rate equal to 1-Day IDR-SOFR plus 0.060% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	IDR	422,788,830	$	24,768	$413	$(440)	$0	$(27)

BPS	Floating rate equal to 1-Day IDR-SOFR plus 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		281,206,150		16,441	238	(321)	0	(83)

CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.056% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/15/2028		749,270,180		44,236	1,605	(100)	1,505	0

GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		93,607,840		5,494	80	(80)	0	0
	Floating rate equal to 1-Day IDR-SOFR plus 0.060% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		346,277,010		20,332	316	(357)	0	(41)

GST	Floating rate equal to 1-Day IDR-SOFR plus 0.054% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	06/17/2029	$	10,862	IDR	183,965,650	(36)	126	90	0

JPM	Floating rate equal to 1-Day PHP-SOFR plus 0.050% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	06/17/2031		7,120	PHP	421,620	(27)	128	101	0
	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	IDR	422,392,280	$	24,774	376	(386)	0	(10)

SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.061% based on the notional amount of currency received	Floating rate equal to 1-Day IDR-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032		278,326,660		16,343	229	(243)	0	(14)

									$3,194	$(1,673)	$1,696	$(175)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	129

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	6-Month CLP-CHILIBOR	5.050%	Semi-Annual	03/18/2031	CLP	4,367,000	$0	$4	$4	$0
BSH	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	211	211	0
CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	142	104	0
GLM	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026		5,445,000	0	46	46	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(163)	0	(163)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(270)	0	(270)
	Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029		10,120,000	0	(231)	0	(231)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(103)	0	(103)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(279)	0	(279)
JPM	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029		4,085,000	0	206	206	0

								$(38)	$(437)	$571	$(1,046)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(8)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MBC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.270% (SOFR plus a specified spread)	Semi-Annual	07/27/2026	INR	2,210,370	$0	$(1,450)	$0	$(1,450)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.270% (SOFR plus a specified spread)	Semi-Annual	08/10/2026		711,960	0	(605)	0	(605)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.270% (SOFR plus a specified spread)	Semi-Annual	09/23/2026		388,830	0	(208)	0	(208)

SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.300% (SOFR plus a specified spread)	Semi-Annual	04/23/2026		2,210,370	0	(1,451)	0	(1,451)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.300% (SOFR plus a specified spread)	Semi-Annual	06/18/2026		1,074,000	0	(538)	0	(538)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.300% (SOFR plus a specified spread)	Semi-Annual	06/29/2026		1,796,780	0	(336)	0	(336)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.330% (SOFR plus a specified spread)	Semi-Annual	07/02/2026		2,505,020	0	0	0	0

									$0	$(4,588)	$0	$(4,588)

Total Swap Agreements									$3,804	$(5,981)	$3,891	$(6,068)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2
BOA	2,280	3,212	16	5,508	(2,442)	(2,940)	(64)	(5,446)	62	759	821
BPS	12,422	0	37	12,459	(15,929)	0	(83)	(16,012)	(3,553)	4,661	1,108
BRC	3,636	0	445	4,081	(6,407)	0	(67)	(6,474)	(2,393)	1,715	(678)
BSH	1,240	0	211	1,451	(2,957)	0	0	(2,957)	(1,506)	1,801	295
CBK	15,869	2	1,746	17,617	(9,061)	(176)	(9)	(9,246)	8,371	(8,483)	(112)
DUB	4,055	4	352	4,411	(4,853)	(2,891)	0	(7,744)	(3,333)	4,465	1,132
FAR	1,452	0	0	1,452	(1,818)	0	0	(1,818)	(366)	725	359
GLM	12,164	1,434	46	13,644	(11,002)	(5)	(1,087)	(12,094)	1,550	1,626	3,176
GST	0	2	341	343	0	(412)	0	(412)	(69)	0	(69)
IND	3,185	0	0	3,185	(2,430)	0	0	(2,430)	755	(260)	495
JPM	2,099	1,165	491	3,755	(2,092)	(437)	(28)	(2,557)	1,198	812	2,010
MBC	4,523	506	0	5,029	(3,596)	(125)	(2,263)	(5,984)	(955)	1,299	344
MYC	0	0	206	206	0	0	(128)	(128)	78	15	93
MYI	1,488	885	0	2,373	(1,064)	(220)	0	(1,284)	1,089	(1,040)	49
NGF	124	0	0	124	(98)	0	0	(98)	26	0	26
SCX	1,609	0	0	1,609	(9,288)	0	(2,339)	(11,627)	(10,018)	12,016	1,997
SOG	1,297	0	0	1,297	(1,258)	0	0	(1,258)	39	(280)	(241)
SSB	259	0	0	259	(317)	0	0	(317)	(58)	(270)	(328)
UAG	558	0	0	558	(3,395)	0	0	(3,395)	(2,837)	3,919	1,082

Total Over the Counter	$68,262	$7,210	$3,891	$79,363	$(78,007)	$(7,206)	$(6,068)	$(91,281)

130	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(o)

Securities with an aggregate market value of $33,812 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$56	$56
Swap Agreements	0	103	0	0	11,958	12,061

	$0	$103	$0	$0	$12,014	$12,117

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$68,262	$0	$68,262
Purchased Options	0	0	0	5,662	1,548	7,210
Swap Agreements	0	1,624	0	1,696	571	3,891

	$0	$1,624	$0	$75,620	$2,119	$79,363

	$0	$1,727	$0	$75,620	$14,133	$91,480

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2	$2
Swap Agreements	0	680	0	0	11,574	12,254

	$0	$680	$0	$0	$11,576	$12,256

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$78,007	$0	$78,007
Written Options	0	0	0	3,173	4,033	7,206
Swap Agreements	0	259	0	175	5,634	6,068

	$0	$259	$0	$81,355	$9,667	$91,281

	$0	$939	$0	$81,355	$21,243	$103,537

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	131

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,574	$2,574
Swap Agreements	0	(872)	0	0	(6,738)	(7,610)

	$0	$(872)	$0	$0	$(4,164)	$(5,036)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,772	$0	$3,772
Purchased Options	0	(370)	0	1,905	(121)	1,414
Written Options	0	135	0	5,817	844	6,796
Swap Agreements	0	18	0	(1,958)	(8,464)	(10,404)

	$0	$(217)	$0	$9,536	$(7,741)	$1,578

	$0	$(1,089)	$0	$9,536	$(11,905)	$(3,458)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,923)	$(1,923)
Swap Agreements	0	(170)	0	0	(5,988)	(6,158)

	$0	$(170)	$0	$0	$(7,911)	$(8,081)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,831)	$0	$(13,831)
Purchased Options	0	0	0	2,437	(697)	1,740
Written Options	0	0	0	(150)	(3,070)	(3,220)
Swap Agreements	0	72	0	(1,375)	(7,119)	(8,422)

	$0	$72	$0	$(12,919)	$(10,886)	$(23,733)

	$0	$(98)	$0	$(12,919)	$(18,797)	$(31,814)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$1,000	$1,000
Brazil
Corporate Bonds & Notes	0	17,321	0	17,321
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	146,329	0	146,329
Cayman Islands
Asset-Backed Securities	0	2,691	0	2,691
Convertible Bonds & Notes	0	13	0	13
Corporate Bonds & Notes	0	8,770	8,726	11,501
Corporate Bonds & Notes	0	0	0	0
Loan Participations and Assignments	0	0	4,186	4,186
Chile
Sovereign Issues	0	146,797	0	146,797
China
Common Stocks	94	0	0	94
Sovereign Issues	0	105,904	0	105,904
Colombia
Sovereign Issues	0	250,787	0	250,787
Costa Rica
Sovereign Issues	0	13,353	0	13,353
Czech Republic
Sovereign Issues	0	88,846	0	88,846
Dominican Republic
Sovereign Issues	0	51,595	0	51,595
Egypt
Sovereign Issues	0	35,611	0	35,611
Germany
Corporate Bonds & Notes	0	0	17,012	17,012
Loan Participations and Assignments	0	4,874	0	4,874

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Ghana
Sovereign Issues	$0	$6,198	$0	$6,198
Hungary
Sovereign Issues	0	40,663	0	40,663
Indonesia
Sovereign Issues	0	127,937	0	127,937
Ireland
Corporate Bonds & Notes	0	1,540	0	1,540
Loan Participations and Assignments	0	0	7,290	7,290
Ivory Coast
Loan Participations and Assignments	0	0	8,481	8,481
Jersey, Channel Islands
Corporate Bonds & Notes	0	4,130	0	4,130
Kazakhstan
Sovereign Issues	0	16,085	0	16,085
Kenya
Loan Participations and Assignments	0	0	2,230	2,230
Luxembourg
Common Stocks	0	0	481	481
Corporate Bonds & Notes	0	2,667	0	2,667
Malaysia
Sovereign Issues	0	193,376	0	193,376
Mexico
Sovereign Issues	0	210,663	0	210,663
Netherlands
Loan Participations and Assignments	0	0	3,381	3,381
Nigeria
Loan Participations and Assignments	0	2,681	0	2,681
Paraguay
Sovereign Issues	0	20,304	0	20,304

132	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Peru
Corporate Bonds & Notes	$0	$22,109	$0	$22,109
Sovereign Issues	0	167,737	0	167,737
Philippines
Sovereign Issues	0	49,001	0	49,001
Poland
Sovereign Issues	0	151,188	0	151,188
Romania
Sovereign Issues	0	60,954	0	60,954
Serbia
Loan Participations and Assignments	0	0	4,420	4,420
Sovereign Issues	0	12,009	0	12,009
South Africa
Corporate Bonds & Notes	0	22,087	0	22,087
Loan Participations and Assignments	0	0	2,073	2,073
Sovereign Issues	0	250,136	0	250,136
Supranational
Corporate Bonds & Notes	0	24,516	0	24,516
Tanzania
Loan Participations and Assignments	0	0	2,329	2,329
Thailand
Sovereign Issues	0	78,760	0	78,760
Turkey
Loan Participations and Assignments	0	0	11,459	11,459
Sovereign Issues	0	41,687	0	41,687
Uganda
Sovereign Issues	0	404	0	404
United Kingdom
Corporate Bonds & Notes	0	17,281	18,651	35,932
Non-Agency Mortgage-Backed Securities	0	3,398	0	3,398
United States
Asset-Backed Securities	0	15,609	0	15,609
Corporate Bonds & Notes	0	9,456	5,054	14,510
Loan Participations and Assignments	0	0	12,444	12,444
Non-Agency Mortgage-Backed Securities	0	15,919	2,146	18,065
Sovereign Issues	0	36,357	0	36,357
U.S. Government Agencies	0	9,293	0	9,293
U.S. Treasury Obligations	0	1,822	0	1,822

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Uruguay
Sovereign Issues	$0	$4,993	$0	$4,993
Uzbekistan
Corporate Bonds & Notes	0	5,183	0	5,183
Sovereign Issues	0	850	0	850
Venezuela
Corporate Bonds & Notes	0	2,910	0	2,910
Sovereign Issues	0	4,239	0	4,239
Zambia
Sovereign Issues	0	1,475	0	1,475
Short-Term Instruments
Mutual Funds	902	0	0	902
Egypt Treasury Bills	0	172	0	172
Nigeria Treasury Bills	0	90,562	0	90,562
South Africa Treasury Bills	0	4,728	0	4,728
U.S. Treasury Bills	0	34,359	0	34,359

	$996	$2,632,334	$111,427	$2,744,757

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$202,448	$0	$0	$202,448

Total Investments	$203,444	$2,632,334	$111,427	$2,947,205

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	12,104	0	12,117
Over the counter	0	79,011	352	79,363

	$13	$91,115	$352	$91,480

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12,157)	0	(12,157)
Over the counter	0	(91,281)	0	(91,281)

	$0	$(103,438)	$0	$(103,438)

Total Financial Derivative Instruments	$13	$(12,323)	$352	$(11,958)

Totals	$203,457	$2,620,011	$111,779	$2,935,247

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Angola
Loan Participations and Assignments(3)	$3,900	$0	$(3,900)	$0	$0	$0	$0	$0	$0	$0
Azerbaijan
Loan Participations and Assignments	0	1,000	0	0	0	0	0	0	1,000	0
Brazil
Loan Participations and Assignments	64	0	0	192	0	(192)	0	0	64	(192)
Cayman Islands
Corporate Bonds & Notes	1,124	8,774	(279)	32	34	(44)	0	(915)	8,726	(48)
Loan Participations and Assignments(4)	4,199	0	0	0	0	(13)	0	0	4,186	(13)
Germany
Corporate Bonds & Notes	20,421	0	0	(2)	0	(3,407)	0	0	17,012	(3,408)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	133

Schedule of Investments	PIMCO Emerging Markets Local Currency and Bond Fund	(Cont.)

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Ireland
Loan Participations and Assignments	$6,799	$0	$0	$7	$0	$484	$0	$0	$7,290	$484
Ivory Coast
Loan Participations and Assignments	14,937	0	(7,602)	(8)	237	917	0	0	8,481	638
Kenya
Loan Participations and Assignments	2,661	0	(450)	5	2	12	0	0	2,230	8
Luxembourg
Common Stocks	527	0	0	0	0	(46)	0	0	481	(46)
Netherlands
Loan Participations and Assignments	3,349	0	0	26	0	6	0	0	3,381	6
Serbia
Loan Participations and Assignments	3,785	4,543	(4,278)	5	616	(251)	0	0	4,420	(129)
South Africa
Loan Participations and Assignments	2,879	0	(1,060)	9	121	124	0	0	2,073	145
Tanzania
Loan Participations and Assignments	3,040	0	(921)	3	(18)	225	0	0	2,329	155
Turkey
Loan Participations and Assignments	1,717	0	0	(1)	0	125	9,618	0	11,459	125
United Arab Emirates
Loan Participations and Assignments	2,559	0	(2,556)	(8)	(29)	34	0	0	0	0
United Kingdom
Corporate Bonds & Notes	4,959	18,477	(5,500)	416	(151)	450	0	0	18,651	175
United States
Corporate Bonds & Notes	5,101	0	0	0	0	(47)	0	0	5,054	(47)
Loan Participations and Assignments	0	12,425	0	(1)	0	20	0	0	12,444	20
Non-Agency Mortgage-Backed Securities	2,154	0	0	0	0	(8)	0	0	2,146	(8)

	$84,175	$45,219	$(26,546)	$675	$812	$(1,611)	$9,618	$(915)	$111,427	$(2,135)

Financial Derivative Instruments - Assets
Over the counter	$500	$0	$(17)	$0	$0	$(131)	$0	$0	$352	$(116)

Totals	$84,675	$45,219	$(26,563)	$675	$812	$(1,742)	$9,618	$(915)	$111,779	$(2,251)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,000	Recent transaction	Purchase price	100.000	—
Brazil
Loan Participations and Assignments	64	Other Valuation Techniques(5)	—	—	—
Cayman Islands
Corporate Bonds & Notes	8,726	Discounted Cash Flow	Discount Rate	6.918	—
Loan Participations and Assignments	4,186	Discounted Cash Flow	Discount Rate	7.537	—
Germany
Corporate Bonds & Notes	17,012	Discounted Cash Flow	Discount Rate	8.700	—

134	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Ireland
Loan Participations and Assignments	$7,290	Discounted Cash Flow	Discount Rate	4.744	—
Ivory Coast
Loan Participations and Assignments	8,481	Discounted Cash Flow	Discount Rate	5.964	—
Kenya
Loan Participations and Assignments	2,230	Discounted Cash Flow	Discount Rate	10.213	—
Luxembourg
Common Stocks	481	Indicative Market Quotation	Broker Quote	$23.000	—
Netherlands
Loan Participations and Assignments	3,381	Discounted Cash Flow	Discount Rate	8.726	—
Serbia
Loan Participations and Assignments	4,420	Discounted Cash Flow	Discount Rate	10.401	—
South Africa
Loan Participations and Assignments	2,073	Discounted Cash Flow	Discount Rate	12.687	—
Tanzania
Loan Participations and Assignments	2,329	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	1,841	Discounted Cash Flow	Discount Rate	5.677	—
	9,618	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	18,651	Proxy pricing	Base Price	100.000	—
United States
Corporate Bonds & Notes	5,054	Discounted Cash Flow	Discount Rate	6.601	—
Loan Participations and Assignments	2,404	Discounted Cash Flow	Discount Rate	9.483	—
	10,040	Recent transaction	Purchase price	100.396	—
Non-Agency Mortgage-Backed Securities	2,146	Discounted Cash Flow	Discount Rate	6.273	—

Financial Derivative Instruments - Assets
Over the counter	352	Indicative Market Quotation	Broker Quote	0.192-4.267	4.167

Total	$111,779

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country updated from United States to Angola since prior fiscal year end.
(4)	Country updated from United States to Cayman Islands since prior fiscal year end.
(5)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	135

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$31	$25
4.125% due 07/09/2035 þ		29	21

Total Argentina (Cost $36)			46

AUSTRALIA 3.7%

CORPORATE BONDS & NOTES 0.6%

Commonwealth Bank of Australia
4.971% due 01/22/2030		$1,200	1,236

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	2,700	1,863

SOVEREIGN ISSUES 2.1%

New South Wales Treasury Corp.
1.750% due 03/20/2034		900	475
2.000% due 03/08/2033		400	224
4.750% due 09/20/2035		500	325

Queensland Treasury Corp.
1.500% due 08/20/2032		500	276
1.750% due 07/20/2034		300	156
2.000% due 08/22/2033		800	439
5.250% due 07/21/2036		1,000	668

Treasury Corp. of Victoria
2.000% due 09/17/2035		1,000	506
2.000% due 11/20/2037		1,400	653
4.750% due 09/15/2036		400	256

			3,978

Total Australia (Cost $6,814)			7,077

BULGARIA 0.2%

SOVEREIGN ISSUES 0.2%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	200	221
4.125% due 07/18/2045		200	217

Total Bulgaria (Cost $453)			438

CANADA 3.0%

CORPORATE BONDS & NOTES 1.5%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$123	118

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	300	313

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$900	923

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	300	340

Royal Bank of Canada
4.305% due 11/03/2031 •		$400	393
4.851% due 12/14/2026		800	805

			2,892

SOVEREIGN ISSUES 1.5%

Canada Government Bonds
3.000% due 06/01/2034	CAD	2,900	2,032

Canada Government Real Return Bonds
3.000% due 12/01/2036 (f)		641	533

Export Development Canada
7.130% due 03/11/2029	INR	22,900	237

			2,802

Total Canada (Cost $5,733)			5,694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 2.2%

ASSET-BACKED SECURITIES 2.0%

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •		$600	$600

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		500	499

BDS Ltd.
5.144% due 12/16/2036 •		188	188

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •		175	175

CIFC Funding Ltd.
4.880% due 10/24/2030 •		9	9

GPMT Ltd.
5.139% due 12/15/2036 •		455	455

LCM 30 Ltd.
5.009% due 04/20/2031 •		174	174

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		700	701

Starwood Ltd.
4.994% due 04/18/2038 •		83	83

TRTX Issuer Ltd.
5.328% due 02/15/2039 •		408	409

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •		500	500

			3,793

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		98	95

Sands China Ltd.
5.400% due 08/08/2028		300	302

			397

Total Cayman Islands (Cost $4,189)			4,190

CHILE 1.6%

SOVEREIGN ISSUES 1.6%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,045,000	1,101
5.800% due 10/01/2029		1,555,000	1,710

Chile Government International Bonds
4.850% due 01/22/2029		$300	304

Total Chile (Cost $3,343)			3,115

CHINA 2.5%

SOVEREIGN ISSUES 2.5%

China Development Bank
2.630% due 01/08/2034	CNY	10,910	1,669
2.820% due 05/22/2033		6,000	927

China Government Bonds
1.920% due 01/15/2055		4,900	646
2.190% due 09/25/2054		7,400	1,034

China Government International Bonds
3.625% due 11/13/2028		$200	200
3.750% due 11/13/2030		200	201

Total China (Cost $4,685)			4,677

COLOMBIA 1.7%

CORPORATE BONDS & NOTES 0.3%

Ecopetrol SA
8.375% due 01/19/2036		$500	507

SOVEREIGN ISSUES 1.4%

Bogota Distrito Capital
13.140% due 11/05/2035	COP	667,000	179

Colombia Government International Bonds
5.750% due 11/26/2034	EUR	600	655

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Colombia TES
6.500% due 01/22/2031 (f)	COP	1,377,921	$360
11.000% due 08/22/2029		2,610,200	658
11.500% due 07/25/2046		551,700	133
11.750% due 01/24/2035		2,025,300	502
12.750% due 11/28/2040		371,500	99

			2,586

Total Colombia (Cost $3,157)			3,093

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	500	592

Total Costa Rica (Cost $582)			592

CZECH REPUBLIC 0.1%

SOVEREIGN ISSUES 0.1%

Czech Republic Government Bonds
0.950% due 05/15/2030	CZK	5,600	230
2.500% due 08/25/2028		900	41

Total Czech Republic (Cost $258)			271

DENMARK 0.5%

CORPORATE BONDS & NOTES 0.5%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	6

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,122	265

Nykredit Realkredit AS
1.500% due 10/01/2053		617	76

Realkredit Danmark AS
1.500% due 10/01/2053		4,417	544

Total Denmark (Cost $1,096)			891

DOMINICAN REPUBLIC 0.5%

SOVEREIGN ISSUES 0.5%

Dominican Republic International Bonds
4.875% due 09/23/2032		$200	185
6.600% due 06/01/2036		700	701

Total Dominican Republic (Cost $892)			886

ECUADOR 0.1%

SOVEREIGN ISSUES 0.1%

Ecuador Government International Bonds
9.250% due 01/29/2039		$200	197

Total Ecuador (Cost $200)			197

EGYPT 0.2%

SOVEREIGN ISSUES 0.2%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	17,600	317

Total Egypt (Cost $374)			317

FRANCE 4.3%

CORPORATE BONDS & NOTES 0.6%

BPCE SA
5.716% due 01/18/2030 •		$375	385

Credit Agricole SA
5.862% due 01/09/2036 •		700	721

			1,106

136	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 3.7%

French Republic Government Bonds OAT
0.100% due 07/25/2031 (f)	EUR	610	$684
2.750% due 02/25/2029		1,500	1,726
2.750% due 02/25/2030		3,810	4,359
3.000% due 06/25/2049		200	187

			6,956

Total France (Cost $7,652)			8,062

GUATEMALA 0.3%

SOVEREIGN ISSUES 0.3%

Guatemala Government Bonds
6.250% due 08/15/2036		$500	510

Total Guatemala (Cost $496)			510

HUNGARY 0.9%

SOVEREIGN ISSUES 0.9%

Hungary Government International Bonds
5.375% due 09/12/2033	EUR	400	485
5.500% due 03/26/2036		$200	195
6.000% due 09/26/2035		400	407

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		700	708

Total Hungary (Cost $1,700)			1,795

INDIA 0.2%

CORPORATE BONDS & NOTES 0.2%

IRB Infrastructure Developers Ltd.
7.110% due 03/11/2032		$300	301

Total India (Cost $300)			301

INDONESIA 0.3%

SOVEREIGN ISSUES 0.3%

Indonesia Treasury Bonds
8.375% due 03/15/2034	IDR	9,105,000	585

Total Indonesia (Cost $634)			585

IRELAND 3.7%

ASSET-BACKED SECURITIES 3.1%

Arcano Euro CLO II DAC
3.280% due 07/25/2039 •	EUR	500	578

BlackRock European CLO III DAC
2.906% due 07/19/2035 •		500	577

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		500	576

Capital Four CLO X DAC
3.279% due 10/25/2038 •		700	808

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •		89	103

Fair Oaks Loan Funding V DAC
3.251% due 10/15/2036 •		500	577

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		500	578

Jubilee CLO DAC
2.666% due 04/15/2031 •		126	146

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •		9	10

Palmer Square European Loan Funding DAC
2.954% due 05/15/2033 •		216	250

Providus CLO VII DAC
3.181% due 07/15/2038 •		500	576

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •		500	578

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO V DAC
3.216% due 10/15/2038 •	EUR	400	$462

			5,819

CORPORATE BONDS & NOTES 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$300	297
3.000% due 10/29/2028		300	289

			586

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	500	579

Total Ireland (Cost $6,985)			6,984

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bonds
5.375% due 03/12/2029		$400	406
5.500% due 03/12/2034		200	203
5.625% due 02/19/2035		700	713

Total Israel (Cost $1,293)			1,322

ITALY 1.9%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	688

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	224

			912

SOVEREIGN ISSUES 1.4%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		400	401

Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR	1,900	2,219

			2,620

Total Italy (Cost $3,589)			3,532

IVORY COAST 0.2%

SOVEREIGN ISSUES 0.2%

Ivory Coast Government International Bonds
5.875% due 10/17/2031	EUR	300	339

Total Ivory Coast (Cost $294)			339

JAPAN 5.9%

CORPORATE BONDS & NOTES 1.7%

Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$1,100	973
5.159% due 04/24/2031 •		800	812

Olympus Corp.
2.143% due 12/08/2026		200	198

Sumitomo Mitsui Financial Group, Inc.
5.454% due 01/15/2032		1,000	1,032

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030		300	298

			3,313

SOVEREIGN ISSUES 4.2%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	260,481	1,647
0.100% due 03/10/2029 (f)		474,436	2,980

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government Five Year Bonds
0.400% due 06/20/2029	JPY	60,000	$364

Japan Government Thirty Year Bonds
0.700% due 12/20/2048		5,000	18
0.700% due 12/20/2050		40,000	134
0.700% due 03/20/2051		40,000	133
0.700% due 06/20/2051		168,000	552
2.200% due 06/20/2054		2,700	13
2.300% due 12/20/2054		3,800	18
3.200% due 09/20/2055		20,000	116

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		250,000	1,125
2.400% due 03/20/2045		142,000	791

			7,891

Total Japan (Cost $13,533)			11,204

KAZAKHSTAN 0.3%

CORPORATE BONDS & NOTES 0.3%

KazMunayGas National Co. JSC
3.500% due 04/14/2033		$550	494

Total Kazakhstan (Cost $461)			494

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$400	395
4.136% due 10/09/2030		200	196
4.652% due 10/09/2035		300	288

Total Kuwait (Cost $900)			879

		SHARES
LUXEMBOURG 1.5%

COMMON STOCKS 0.6%

Drillco Holdings Luxembourg SA «(h)		35,766	823

Foresea Holdings SA «		14,931	343

			1,166

		PRINCIPAL AMOUNT (000S)

CORPORATE BONDS & NOTES 0.5%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$301	311

FORESEA Holding SA
7.500% due 06/15/2030		632	622

			933

SOVEREIGN ISSUES 0.4%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		800	805

Total Luxembourg (Cost $2,246)			2,904

MALAYSIA 0.8%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
2.480% due 01/28/2032		$200	179
4.550% due 04/21/2050		200	172

			351

SOVEREIGN ISSUES 0.6%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	1,400	334
3.519% due 04/20/2028		3,431	853

			1,187

Total Malaysia (Cost $1,436)			1,538

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	137

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 0.5%

SOVEREIGN ISSUES 0.5%

Mexico Government International Bonds
5.750% due 10/12/2110		$200	$163
5.850% due 07/02/2032		500	502
6.625% due 01/29/2038		300	307

Total Mexico (Cost $1,009)			972

MOROCCO 0.6%

SOVEREIGN ISSUES 0.6%

Morocco Government International Bonds
3.875% due 04/02/2029	EUR	1,000	1,150

Total Morocco (Cost $1,154)			1,150

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$400	406

ING Groep NV
5.525% due 03/25/2036 •		200	202

			608

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

EMF-NL Prime BV
2.833% due 04/17/2041 •	EUR	17	20

Total Netherlands (Cost $623)			628

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	400	201

Total New Zealand (Cost $274)			201

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	400	269

Total Norway (Cost $291)			269

PERU 2.0%

CORPORATE BONDS & NOTES 0.5%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,900	904

SOVEREIGN ISSUES 1.5%

Peru Government Bonds
6.850% due 08/12/2035		600	176
7.300% due 08/12/2033		4,000	1,260

Peru Government International Bonds
5.375% due 02/08/2035		$400	400
5.875% due 08/08/2054		350	338
6.900% due 08/12/2037	PEN	2,600	743

			2,917

Total Peru (Cost $3,553)			3,821

PHILIPPINES 0.2%

SOVEREIGN ISSUES 0.2%

Philippines Government International Bonds
6.250% due 01/14/2036	PHP	20,000	314

Total Philippines (Cost $482)			314

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$200	$205
4.875% due 10/04/2033		300	300
5.375% due 02/12/2035		200	204

Total Poland (Cost $696)			709

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	176

Total Qatar (Cost $199)			176

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	203
5.125% due 09/24/2031		100	115
5.250% due 03/10/2030		600	704

Total Romania (Cost $956)			1,022

SAUDI ARABIA 1.6%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$450	433
6.375% due 06/02/2055		200	199

			632

SOVEREIGN ISSUES 1.3%

Saudi Government International Bonds
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	300	336
5.000% due 01/16/2034		$1,600	1,594
5.375% due 01/13/2031		400	409

			2,527

Total Saudi Arabia (Cost $3,145)			3,159

SERBIA 1.3%

SOVEREIGN ISSUES 1.3%

Serbia International Bonds
1.650% due 03/03/2033	EUR	600	565
3.125% due 05/15/2027		1,400	1,602
6.000% due 06/12/2034		$300	301

Total Serbia (Cost $2,366)			2,468

SINGAPORE 0.5%

ASSET-BACKED SECURITIES 0.5%

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$1,000	1,000

Total Singapore (Cost $1,000)			1,000

SOUTH AFRICA 2.0%

SOVEREIGN ISSUES 2.0%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	500	24
8.000% due 01/31/2030		33,400	1,953
8.875% due 02/28/2035		28,400	1,649

Republic of South Africa Government International Bonds
5.375% due 07/24/2044		$200	156

Total South Africa (Cost $3,567)			3,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.2%

SOVEREIGN ISSUES 1.2%

Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR	500	$565
2.765% due 09/02/2030		300	341

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	355,110	211
2.625% due 06/10/2028		1,708,930	1,095

Total South Korea (Cost $2,412)			2,212

SPAIN 1.2%

SOVEREIGN ISSUES 1.2%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	237

Spain Government Bonds
1.450% due 04/30/2029		107	119
3.200% due 10/31/2035		100	113
3.450% due 10/31/2034		1,090	1,267
3.500% due 05/31/2029		500	590

Total Spain (Cost $2,384)			2,326

SUPRANATIONAL 1.1%

CORPORATE BONDS & NOTES 0.5%

Asian Development Bank
6.150% due 02/25/2030	INR	86,850	867

SOVEREIGN ISSUES 0.6%

European Union
3.750% due 10/12/2045	EUR	950	1,064

Total Supranational (Cost $2,266)			1,931

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

UBS Group AG
3.869% due 01/12/2029 •		$500	494
4.844% due 11/06/2033 •		400	394

Total Switzerland (Cost $915)			888

THAILAND 0.7%

SOVEREIGN ISSUES 0.7%

Thailand Government Bonds
1.840% due 05/17/2036	THB	9,011	264
2.700% due 06/17/2040		26,500	792
2.980% due 06/17/2045		8,388	245

Total Thailand (Cost $1,410)			1,301

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	296

Total United Arab Emirates (Cost $299)			296

UNITED KINGDOM 5.4%

CORPORATE BONDS & NOTES 1.8%

Antofagasta PLC
2.375% due 10/14/2030		$400	359

HSBC Holdings PLC
5.887% due 08/14/2027 •		300	301

NatWest Group PLC
5.778% due 03/01/2035 •		550	569

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		400	313

138	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		$700	$722

Standard Chartered PLC
6.187% due 07/06/2027 •		700	703

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	500	533

			3,500

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Alba PLC
4.054% due 11/25/2042 •	GBP	53	70

Braccan Mortgage Funding PLC
4.585% due 05/17/2067 •		491	649

Elstree 1st PLC
4.473% due 10/21/2065 •		492	650

Newgate Funding PLC
2.750% due 12/15/2050 •	EUR	131	151

Polaris PLC
4.464% due 06/27/2070 •	GBP	500	660

			2,180

SOVEREIGN ISSUES 2.5%

U.K. Gilts
4.375% due 03/07/2030		3,100	4,096
4.375% due 07/31/2054		200	221
5.375% due 01/31/2056		100	129

U.K. Inflation-Linked Gilts
0.625% due 11/22/2042 (f)		268	288

			4,734

Total United Kingdom (Cost $10,636)			10,414

UNITED STATES 58.2%

ASSET-BACKED SECURITIES 1.9%

ABFC Trust
4.113% due 01/25/2037 •		$353	198

ACE Securities Corp. Home Equity Loan Trust
4.693% due 12/25/2034 •		78	72

Argent Securities Trust
4.093% due 07/25/2036 •		611	164
4.273% due 07/25/2036 •		764	205

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •		49	46

Countrywide Asset-Backed Certificates Trust
4.233% due 09/25/2037 •		33	36
4.354% due 07/25/2036 ~		7	7

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •		5	5

Credit-Based Asset Servicing & Securitization LLC
4.008% due 07/25/2037 •		148	99

First Franklin Mortgage Loan Trust
5.068% due 07/25/2034 •		6	6

GSAMP Trust
3.883% due 01/25/2037 •		119	73
4.333% due 04/25/2036 •		517	339

HSI Asset Securitization Corp. Trust
4.233% due 12/25/2036 •		464	106

JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •		3	1

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •		8	8

MASTR Asset-Backed Securities Trust
4.273% due 03/25/2036 •		436	259

Merrill Lynch Mortgage Investors Trust
4.013% due 08/25/2037 •		408	200
4.313% due 04/25/2037 •		504	230

Morgan Stanley ABS Capital I, Inc. Trust
3.883% due 01/25/2037 •		434	199
3.933% due 10/25/2036 •		486	212
3.933% due 11/25/2036 •		168	80
4.013% due 11/25/2036 •		168	80

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.023% due 10/25/2036 •		$637	$332

Renaissance Home Equity Loan Trust
5.797% due 08/25/2036 þ		478	160

SMB Private Education Loan Trust
5.122% due 02/16/2055 •		321	324

Specialty Underwriting & Residential Finance Trust
4.046% due 02/25/2037 þ		440	140

			3,581

CORPORATE BONDS & NOTES 6.3%

Bank of America Corp.
5.511% due 01/24/2036 •		500	510

Beignet Investor LLC
6.581% due 05/30/2049		1,700	1,749

Boeing Co.
6.388% due 05/01/2031		300	320

Citibank NA
4.838% due 08/06/2029		100	101

Credit Suisse AG AT1 Claim		400	140

CVS Pass-Through Trust
7.507% due 01/10/2032		757	799

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		100	91

GA Global Funding Trust
2.250% due 01/06/2027		200	197

Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		400	393
5.218% due 04/23/2031 •		400	407
5.536% due 01/28/2036 •		800	813
6.484% due 10/24/2029 •		100	105

JPMorgan Chase & Co.
4.898% due 01/22/2037 •		500	489
5.336% due 01/23/2035 •		800	813
6.087% due 10/23/2029 •		100	104

Morgan Stanley
2.622% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	400	462
3.955% due 03/21/2035 •		900	1,030
4.133% due 10/18/2029 •		$800	791

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.550% due 07/01/2030		100	99

PacifiCorp
5.450% due 02/15/2034		300	299

Philip Morris International, Inc.
5.125% due 02/13/2031		300	307

Southern Co.
1.875% due 09/15/2081 •	EUR	100	112

Wells Fargo & Co.
4.078% due 09/15/2029 •		$380	376
4.892% due 09/15/2036 •		300	292
5.211% due 12/03/2035 •		500	498
5.389% due 04/24/2034 •		450	457

			11,851

MUNICIPAL BONDS & NOTES 0.1%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		167	172

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%

Adjustable Rate Mortgage Trust
5.294% due 01/25/2035 ~		5	5

Banc of America Funding Trust
4.210% due 04/20/2047 •		41	35
4.213% due 04/25/2037 •		39	32
5.243% due 05/25/2035 ~		27	26
6.000% due 07/25/2037		126	108

Banc of America Mortgage Trust
6.000% due 10/25/2036		32	27

Barclays Mortgage Loan Trust
5.640% due 05/25/2065 ~		949	954

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
4.213% due 05/25/2047 •	$123	$120

Bear Stearns ALT-A Trust
4.571% due 09/25/2035 ~	187	61
5.158% due 05/25/2035 ~	29	28

Bear Stearns ARM Trust
4.769% due 04/25/2034 ~	34	33
5.561% due 02/25/2034 ~	3	3
5.950% due 02/25/2036 •	11	10

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	268	268

Chase Home Lending Mortgage Trust
3.375% due 04/25/2065 ~	564	507

Chase Mortgage Finance Trust
4.782% due 03/25/2037 ~	94	92
4.904% due 07/25/2037 ~	19	15

CHL Mortgage Pass-Through Trust
6.000% due 02/25/2037	103	43
6.250% due 09/25/2036	191	63

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •	41	40

Citigroup Mortgage Loan Trust, Inc.
4.430% due 05/25/2035 ~	13	12
4.593% due 04/25/2037 ~	83	75

Countrywide Alternative Loan Trust
3.186% due 06/25/2037 ~	85	72
4.210% due 07/20/2046 •	46	40
5.500% due 10/25/2035	12	7
5.500% due 02/25/2036	29	16
6.000% due 01/25/2037	202	164
6.000% due 02/25/2037	492	164
6.000% due 05/25/2037	421	168
6.250% due 12/25/2036 •	377	149
6.500% due 08/25/2037	307	128
8.000% due 10/25/2036	20	14

Cross Mortgage Trust
5.509% due 07/25/2070 ~	610	612

CSMC Trust
2.500% due 07/25/2056 ~	132	110

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	136	124

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~	2	2

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	144	120

GSR Mortgage Loan Trust
4.916% due 05/25/2037 ~	10	5

HarborView Mortgage Loan Trust
6.569% due 02/25/2036 ~	23	6

Impac Secured Assets CMN Owner Trust
6.212% due 07/25/2035 ~	24	23

IndyMac INDX Mortgage Loan Trust
4.026% due 06/25/2036 ~	113	101
4.273% due 07/25/2035 •	4	4
4.368% due 12/25/2034 ~	2	2

JP Morgan Alternative Loan Trust
4.513% due 12/25/2036 ~	5	5
4.667% due 05/25/2037 ~	134	118

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	582	485
5.132% due 02/25/2035 ~	1	1
5.252% due 10/25/2035 ~	119	77

Lehman Mortgage Trust
6.000% due 09/25/2037	53	52

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •	8	8
4.342% due 03/25/2036 ~	55	25

Morgan Stanley Mortgage Loan Trust
3.874% due 05/25/2036 ~	120	64
4.693% due 02/25/2036 •	10	10
5.022% due 09/25/2035 ~	94	21

Morgan Stanley Residential Mortgage Loan Trust
5.443% due 07/25/2070 ~	566	568

PMT Loan Trust
2.500% due 07/25/2051 ~	654	545

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	139

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Mortgage Trust
4.293% due 02/25/2035 •		$12	$12

RALI Trust
3.993% due 05/25/2037 •		216	204
4.133% due 12/25/2036 •		114	107
4.173% due 07/25/2036 •		154	145
4.193% due 11/25/2036 •		114	82
5.000% due 09/25/2036		31	24

RFMSI Trust
6.000% due 06/25/2037		11	8

STARM Mortgage Loan Trust
6.115% due 02/25/2037 ~		37	34

Structured Adjustable Rate Mortgage Loan Trust
3.981% due 04/25/2036 ~		92	47
4.113% due 10/25/2035 •		41	39

Structured Asset Mortgage Investments II Trust
4.193% due 05/25/2036 •		172	145
4.213% due 05/25/2036 •		15	11

Structured Asset Securities Corp.
4.073% due 01/25/2036 •		116	97

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •		248	209

Thornburg Mortgage Securities Trust
4.533% due 09/25/2034 •		11	10

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		289	264
2.710% due 01/25/2060 ~		200	194

WaMu Mortgage Pass-Through Certificates Trust
3.707% due 10/25/2036 ~		175	155
4.136% due 12/25/2036 ~		128	117
4.353% due 11/25/2045 •		40	38
4.573% due 10/25/2044 •		33	32
5.259% due 08/25/2042 •		2	1

Washington Mutual Mortgage Pass-Through Certificates Trust
4.113% due 02/25/2037 •		255	203
5.500% due 11/25/2035		50	47
6.500% due 08/25/2035		35	33

			8,825

SOVEREIGN ISSUES 2.2%

Colombia Government International Bonds
1.000% due 01/24/2035	COP	9,294,700	2,302

Colombia TES
1.000% due 09/18/2030		8,930,600	1,955

			4,257

U.S. GOVERNMENT AGENCIES 37.5%

Federal Home Loan Mortgage Corp.
6.000% due 12/01/2053 - 06/01/2054		$908	928
6.500% due 02/01/2054 - 08/01/2055		2,759	2,855

Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)		157	7
4.146% due 01/15/2038 •		157	155
4.602% due 11/25/2054 •		722	727
5.062% due 03/25/2055 •		784	790

Federal National Mortgage Association
3.000% due 02/01/2027 - 03/01/2060		244	213
3.500% due 01/01/2059		524	476
4.000% due 01/01/2037 - 06/01/2050		238	228
4.500% due 03/01/2028 - 08/01/2041		76	75
5.000% due 08/01/2033 - 10/01/2041		51	$51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/01/2035 - 02/01/2041	$49	$50
6.000% due 06/01/2026 - 10/01/2053	291	300
6.500% due 10/01/2053 - 02/01/2055	1,053	1,091

Federal National Mortgage Association REMICS
4.176% due 06/25/2036 •	12	12
4.481% due 01/25/2051 •	329	330
4.822% due 03/25/2055 •	556	561

Government National Mortgage Association
3.000% due 01/20/2052 - 12/20/2052	1,488	1,330
3.500% due 10/20/2052 - 12/20/2055	7,754	7,130

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	4	4
3.973% due 01/20/2068 •	295	294

Government National Mortgage Association, TBA
2.500% due 04/01/2056	3,400	2,926
3.000% due 04/01/2056	3,700	3,304
3.500% due 04/01/2056	200	183
6.500% due 05/01/2056	6,200	6,426

Uniform Mortgage-Backed Security, TBA
3.500% due 04/01/2041	47	45
4.000% due 06/01/2056	1,165	1,097
4.500% due 05/01/2056 - 06/01/2056	5,650	5,447
5.000% due 04/01/2056 - 05/01/2056	31,520	31,089
5.500% due 05/01/2056	1,680	1,686
6.000% due 06/01/2056	100	102
6.500% due 05/01/2056	1,100	1,137

		71,049

U.S. TREASURY OBLIGATIONS 5.5%

U.S. Treasury Bonds
3.000% due 02/15/2048 (m)	800	590
3.375% due 11/15/2048	980	768
4.625% due 02/15/2046	100	96
4.750% due 02/15/2056	100	98
4.875% due 08/15/2045 (m)	38	38

U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029	3,257	3,379
3.875% due 04/15/2029	158	171
0.125% due 07/15/2030 (k)	634	604
0.125% due 07/15/2031	3,397	3,175
0.125% due 01/15/2032	587	540
0.625% due 07/15/2032	784	740

U.S. Treasury Notes
4.125% due 02/15/2036	100	98
4.250% due 08/15/2035 (m)	120	120

		10,417

Total United States (Cost $113,793)		110,152

SHORT-TERM INSTRUMENTS 4.5%

COMMERCIAL PAPER 1.9%

Alimentation Couche-Tard, Inc.
4.050% due 04/10/2026	$250	250
4.100% due 04/21/2026	250	249

Crown Castle, Inc.
4.120% due 04/09/2026	250	250
4.300% due 04/21/2026	250	249

Elevance Health, Inc.
4.050% due 04/13/2026	150	150

HCA, Inc.
4.200% due 05/11/2026	500	497
4.250% due 05/13/2026	250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jabil, Inc.
4.050% due 04/16/2026		$250	$249
4.150% due 05/13/2026		250	249

NextEra Energy Capital Holdings, Inc.
4.020% due 04/20/2026		250	249

Phillips 66
4.000% due 04/02/2026		250	250
4.050% due 04/08/2026		250	250
4.100% due 04/08/2026		400	400

			3,541

		SHARES
MUTUAL FUNDS 0.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (g)		925,188	925

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (i) 0.4%
			690

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	275	4

NIGERIA TREASURY BILLS 0.5%
31.416% due 06/11/2026 - 01/28/2027 (c)(d)	NGN	1,392,580	959

SOUTH AFRICA TREASURY BILLS 1.1%
7.391% due 04/22/2026 - 08/05/2026 (c)(d)	ZAR	36,250	2,107

TURKEY TREASURY BILLS 0.1%
38.693% due 04/07/2026 (c)(d)	TRY	9,000	201

Total Short-Term Instruments (Cost $8,300)			8,427

Total Investments in Securities (Cost $235,061)			229,551

		SHARES
INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%

PIMCO Short-Term Floating NAV Portfolio III		779,588	7,592

Total Short-Term Instruments (Cost $7,593)			7,592

Total Investments in Affiliates (Cost $7,593)			7,592

Total Investments 125.3% (Cost $242,654)			$237,143

Financial Derivative Instruments (j)(l) 0.9% (Cost or Premiums, net $482)			1,703

Other Assets and Liabilities, net (26.2)%			(49,533)

Net Assets 100.0%			$189,313

140	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.

(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$715	$823	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR 170	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(192)	$197	$200
MEI	1.960	07/11/2025	TBD	(2)	426	French Republic Government Bonds OAT 3.000% due 06/25/2049	(479)	493	500

Total Repurchase Agreements							$(671)	$690	$700

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
France (0.4)%
Sovereign Issues (0.4)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR 900	$(899)	$(866)

Total France				(899)	(866)

United States (8.5)%
U.S. Government Agencies (8.5)%
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	$3,900	(3,620)	(3,589)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	9,890	(7,923)	(7,964)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	475	(398)	(399)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	500	(437)	(438)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	679	(619)	(621)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2056	2,900	(2,997)	(2,998)

Total United States				(15,994)	(16,009)

Total Short Sales (8.9)%				$(16,893)	$(16,875)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	141

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$200	$0	$0	$0	$200	$(192)	$8
MEI	500	0	0	0	500	(479)	21

Master Securities Forward Transaction Agreement
DUB	0	0	0	(866)	(866)	0	(866)

Total Borrowings and Other Financing Transactions	$700	$0	$0	$(866)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)	Payable for short sales includes $(24) of accrued interest.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,275) at a weighted average interest rate of 4.352%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	3	$3	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	3	3	(1)	(1)

Total Written Options						$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	243	$68,238	$(243)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	23	1,645	(7)	7	0
Canada Government 10-Year Bond June Futures	06/2026	24	2,070	(41)	8	0
Euro-BTP Future June Futures	06/2026	66	8,871	(317)	107	0
Long Guilt June Futures	06/2026	33	3,835	(183)	29	0
U.S. Treasury 5-Year Note June Futures	06/2026	25	2,704	(34)	4	0
U.S. Treasury 10-Year Note June Futures	06/2026	40	4,442	(64)	9	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	152	17,254	(371)	44	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	78	9,092	(257)	17	0

				$(1,517)	$225	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	88	$(6,542)	$34	$0	$(62)
Euro-Bobl June Futures	06/2026	42	(5,604)	88	0	(22)
Euro-Bund June Futures	06/2026	34	(4,928)	90	0	(36)
Euro-Buxl 30-Year Bond June Futures	06/2026	2	(255)	2	0	(5)
Euro-Oat June Futures	06/2026	93	(12,758)	404	0	(118)
Euro-Schatz June Futures	06/2026	93	(11,367)	100	1	(15)
Japan Government 10-Year Bond June Futures	06/2026	20	(16,422)	198	3	(35)

				$916	$4	$(293)

Total Futures Contracts				$(601)	$229	$(293)

142	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$	3,940	$(86)	$14	$(72)	$0	$(7)
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035		4,190	(34)	25	(9)	0	(14)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		8,300	12	(13)	(1)	0	(28)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	5,300	(87)	1	(86)	0	(8)

						$(195)	$27	$(168)	$0	$(57)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$	17,153	$378	$(68)	$310	$34	$0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		4,300	69	6	75	9	0

						$447	$(62)	$385	$43	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	8,700	$(20)	$(242)	$(262)	$10	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		4,900	54	40	94	0	(10)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		9,080	(97)	(82)	(179)	20	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		300	(1)	(12)	(13)	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		2,400	(70)	(35)	(105)	7	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		200	7	3	10	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		100	(2)	9	7	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	6	21	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	256,350	0	(101)	(101)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	306,700	3	(6)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		240,000	(10)	1	(9)	1	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		3,841,000	27	10	37	0	(19)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		1,040,000	27	12	39	0	(13)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,202,200	(317)	(38)	(355)	17	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		580,000	(299)	(23)	(322)	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		829,900	(349)	(22)	(371)	17	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		90,000	(1)	(29)	(30)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		30,000	(8)	(3)	(11)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		493,600	(220)	(549)	(769)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	157	(3)	154	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		156,400	296	(7)	289	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	115	(2)	113	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		80,000	102	(5)	97	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		90,000	86	(3)	83	0	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	9,592	0	140	140	0	(38)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		5,000	(11)	38	27	0	(20)
Receive(5)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	20,320	2	15	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	$	2,400	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(140)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		8,900	61	(64)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		12,300	75	(74)	1	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		1,100	7	(11)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		240	1	(2)	(1)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		4,500	(59)	8	(51)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		7,366	24	49	73	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		3,700	57	(34)	23	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		9,320	15	36	51	0	(10)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		1,600	(31)	4	(27)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,009	(4)	(8)	(12)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(4)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,000	409	(149)	260	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,600	126	8	134	0	(2)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	143

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.640%	Annual	08/15/2035	$	1,500	$3	$20	$23	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,500	(1)	17	16	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		2,605	7	18	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		600	(2)	17	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,300	(45)	64	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		8,140	(55)	123	68	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		4,740	(72)	18	(54)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		1,430	3	12	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		200	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		100	0	(1)	(1)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		1,100	0	31	31	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.083	Annual	11/15/2053		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		600	0	35	35	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		500	0	29	29	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		600	0	38	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		620	78	16	94	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		190	1	6	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		390	(7)	12	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		420	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		600	60	7	67	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		248	(3)	9	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,000	(55)	(11)	(66)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		190	4	0	4	1	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	22,900	0	(74)	(74)	27	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		27,000	0	(50)	(50)	31	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		10,200	1	(25)	(24)	12	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	4	(15)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	8	5	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	4	4	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		2,200	(10)	2	(8)	10	0
Pay(5)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		400	(3)	0	(3)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.665	Quarterly	09/18/2030	COP	7,131,200	0	197	197	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		132,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		64,500	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		128,700	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		153,200	0	(3)	(3)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		1,542,900	0	(31)	(31)	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.695	Quarterly	11/07/2035		3,431,600	0	(76)	(76)	6	0
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		7,328,000	0	206	206	0	(14)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	1,026,080	7	(67)	(60)	0	0
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	15,000	(2)	65	63	16	0
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		4,300	0	20	20	5	0
Pay	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	(9)	(12)	3	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		7,060	0	(8)	(8)	3	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		17,600	(9)	(20)	(29)	10	0
Pay(5)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		8,200	2	(9)	(7)	5	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(30)	(35)	1	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		18,000	(177)	(593)	(770)	102	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		3,900	106	31	137	0	(22)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		200	0	(8)	(8)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		600	6	(22)	(16)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	4	(22)	(18)	6	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		500	3	(24)	(21)	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,400	37	(105)	(68)	22	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		1,500	(1)	(65)	(66)	14	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	81,300	1	(25)	(24)	0	(5)
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		24,200	0	(9)	(9)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	800	(3)	(14)	(17)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		29,800	(151)	(295)	(446)	62	0
Pay(5)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		7,600	5	(40)	(35)	8	0
Receive(5)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		7,800	(5)	41	36	0	(9)

144	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	1.795%	Annual	10/11/2029	EUR	600	$0	$(19)	$(19)	$2	$0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,450	0	(64)	(64)	8	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		2,400	3	(59)	(56)	12	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		15,730	(185)	(387)	(572)	139	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		500	(35)	(234)	(269)	3	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	58	65	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		5,400	77	(100)	(23)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,780	33	37	70	0	(31)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(66)	(66)	1	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2027	CAD	1,700	13	(5)	8	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		2,500	(4)	6	2	3	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	60	(52)	2	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		100	1	0	1	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	29	(49)	(20)	0	(4)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(15)	(17)	0	(4)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	5	5	0	(1)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		500	(7)	0	(7)	1	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		500	14	5	19	0	0
Pay	IRS NOK 3.75000 03/18/26-5Y LCH	3.750	Annual	03/18/2031	NOK	17,300	(52)	(16)	(68)	6	0
Pay(5)	IRS NOK 4.50000 09/16/26-5Y LCH	4.500	Annual	09/16/2031		900	0	0	0	0	0

							$(220)	$(2,695)	$(2,915)	$672	$(259)

Total Swap Agreements							$32	$(2,730)	$(2,698)	$715	$(316)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$293	$715	$1,008		$(2)	$(293)	$(316)	$(611)

(k)

Securities with an aggregate market value of $285 and cash of $4,660 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $64 for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
AZD	04/2026	CAD	6,227	$4,546	$69	$0

BOA	04/2026	BRL	843	162	0	(1)
	04/2026	CAD	136	100	2	0
	04/2026	CNH	538	78	0	0
	04/2026	COP	175,275	44	0	(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	145

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	EUR	673	RON	3,443	$2	$0
	04/2026		1,918		$2,225	8	0
	04/2026	INR	48,953		522	5	0
	04/2026	KRW	58,330		40	1	0
	04/2026	PLN	466		126	1	0
	04/2026	RON	1,333	EUR	261	0	0
	04/2026	SGD	250		$196	1	0
	04/2026		$162	BRL	843	1	0
	04/2026		30	CNH	206	0	0
	04/2026		349	EUR	302	1	(1)
	04/2026		496	INR	46,655	0	0
	04/2026		391	JPY	62,432	2	0
	04/2026		31	MXN	573	1	0
	04/2026		31	PLN	115	0	0
	04/2026		110	RON	474	0	(3)
	04/2026	ZAR	2,016		$115	0	(4)
	05/2026	EUR	202		233	0	(1)
	05/2026	JPY	62,244		391	0	(2)
	05/2026		$44	CNY	307	0	0
	05/2026		16	RON	69	0	0
	06/2026	ILS	420		$136	2	0
	06/2026	MXN	2,686		150	1	0
	06/2026		$3	BRL	14	0	0
	06/2026		58	CNY	397	0	0
	06/2026		42	ILS	131	0	0
	07/2026		187	CNY	1,284	0	0

BPS	04/2026	BRL	2,044		$392	0	(3)
	04/2026	CNH	207		30	0	0
	04/2026	ILS	444		144	3	0
	04/2026	INR	515,130		5,523	62	(8)
	04/2026	KRW	913,794		616	9	0
	04/2026	NZD	1,576		932	26	0
	04/2026	PLN	223		60	0	0
	04/2026	THB	19,967		617	11	0
	04/2026	TWD	255,264		8,076	103	0
	04/2026		$232	AUD	329	0	(5)
	04/2026		388	BRL	2,044	7	0
	04/2026		945	IDR	15,983,605	0	(3)
	04/2026		106	ILS	335	1	0
	04/2026		2,026	INR	190,128	3	(8)
	04/2026		236	JPY	37,500	0	0
	04/2026		115	KRW	171,902	0	(1)
	04/2026		204	PHP	12,116	0	(4)
	04/2026		636	PLN	2,292	0	(19)
	04/2026		91	RON	394	0	(2)
	04/2026		0	THB	12	0	0
	04/2026		12,564	TWD	397,422	0	(150)
	04/2026	ZAR	1,499		$89	0	0
	05/2026	ILS	335		106	0	(1)
	05/2026	INR	41,897		443	0	(2)
	05/2026	TWD	9,667		300	0	(1)
	05/2026		$170	BRL	892	1	0
	05/2026		64	CNY	445	0	0
	05/2026		220	IDR	3,742,313	1	0
	05/2026		2,958	INR	280,139	15	0
	05/2026		42	THB	1,379	0	0
	06/2026	TWD	380,519		$12,036	191	0
	06/2026		$637	CNY	4,370	0	(1)
	06/2026		1,385	IDR	23,307,299	0	(14)
	08/2026	CZK	1,541	EUR	63	1	0
	08/2026		$1,930	INR	183,605	0	(8)
	01/2027		8,076	TWD	253,544	0	(194)

BRC	04/2026	CNH	1,275		$186	1	0
	04/2026	DKK	185		29	0	0
	04/2026	EUR	604	RON	3,095	3	0
	04/2026	HKD	249		$32	0	0
	04/2026	RON	1,527	EUR	299	0	(1)
	04/2026	TRY	51,988		$1,131	0	(18)
	04/2026		$380	PLN	1,368	0	(12)
	04/2026		176	SEK	1,600	0	(7)

146	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3	THB	108	$0	$0
	04/2026		2,127	TRY	97,233	20	0
	04/2026	ZAR	9,007		$542	15	(4)
	05/2026	TRY	18,277		393	0	(2)
	05/2026		$332	TRY	15,384	0	0
	07/2026	ZAR	3,064		$173	0	(6)

BSH	04/2026		$5,772	GBP	4,336	0	(33)
	04/2026		2,162	JPY	345,080	13	0
	04/2026		1,927	NZD	3,338	0	(9)
	04/2026		421	PLN	1,525	0	(11)
	05/2026	GBP	4,336		$5,772	33	0
	05/2026	JPY	344,040		2,162	0	(13)
	05/2026	NZD	3,338		1,929	9	0
	06/2026		$424	COP	1,588,200	1	0

CBK	04/2026	AUD	229		$161	3	0
	04/2026	CNH	172		25	0	0
	04/2026	COP	458,217		120	0	(4)
	04/2026	EUR	4,056		4,700	12	0
	04/2026	GBP	225		301	3	0
	04/2026	INR	413,167		4,425	62	0
	04/2026	NOK	770		79	0	0
	04/2026	PHP	2,420		40	0	0
	04/2026	SEK	865		93	2	0
	04/2026	THB	1		0	0	0
	04/2026	TWD	936		29	0	0
	04/2026		$506	CNH	3,479	0	(1)
	04/2026		53	CNY	369	0	0
	04/2026		570	EUR	492	1	(2)
	04/2026		12,851	INR	1,184,123	8	(314)
	04/2026		58	PLN	209	0	(2)
	04/2026		0	THB	12	0	0
	04/2026		3,661	TWD	115,920	0	(42)
	04/2026		340	VND	9,083,986	4	0
	05/2026		12	CNY	80	0	0
	06/2026	IDR	1,364,655		$81	1	0
	06/2026	ILS	551		178	3	0
	06/2026	TWD	115,898		3,661	54	0
	06/2026		$1,017	CNY	6,995	2	0
	06/2026		60	IDR	1,010,648	0	(1)
	06/2026		698	MXN	12,381	0	(11)
	06/2026		40	PHP	2,430	0	0
	07/2026		30	KZT	16,140	3	0
	08/2026	INR	181,357		$1,935	37	0
	08/2026	PEN	652		193	7	0
	08/2026		$12	KZT	6,175	1	0
	09/2026	CLP	2,575,721		$2,882	100	0
	09/2026	COP	336,963		87	0	(2)
	09/2026		$10	COP	38,052	0	0
	09/2026		64	MXN	1,139	0	(1)
	11/2026		92	PEN	314	0	(3)
	01/2027	PEN	5,482		$1,620	68	0

DUB	04/2026	BRL	634		121	0	(1)
	04/2026	CNH	59,747		8,640	0	(35)
	04/2026	EUR	492	RON	2,513	1	0
	04/2026	HKD	1,209		$155	0	0
	04/2026	ILS	896		289	4	0
	04/2026	INR	155,527		1,649	8	(3)
	04/2026	RON	6,462	EUR	1,263	0	(4)
	04/2026		$6,278	AUD	9,151	36	0
	04/2026		121	BRL	634	1	0
	04/2026		16,527	CNH	113,234	0	(87)
	04/2026		98	CZK	2,076	0	(1)
	04/2026		236	EGP	11,753	0	(24)
	04/2026		64	HUF	21,402	1	0
	04/2026		1,507	INR	142,302	11	(4)
	04/2026		1,969	SGD	2,515	0	(13)
	04/2026		194	THB	6,343	0	(2)
	05/2026	AUD	9,151		$6,275	0	(36)
	05/2026	SGD	2,510		1,969	13	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	147

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$8,274	CNH	57,081	$34	$0
	06/2026	KZT	99,832		$186	0	(18)
	06/2026	THB	6,330		194	1	0
	06/2026		$83	CNY	571	0	0
	07/2026	PEN	1,153		$341	11	0
	07/2026		$140	KZT	75,292	11	0
	07/2026	ZAR	2,249		$127	0	(5)

FAR	04/2026	AUD	3,038		2,153	57	0
	04/2026	CHF	403		523	18	0
	04/2026	EUR	152	RON	777	0	0
	04/2026	GBP	4,375		$5,912	122	0
	04/2026	JPY	139,334		892	14	0
	04/2026		$364	CHF	290	0	(1)
	04/2026		2,692	JPY	429,656	15	0
	04/2026		422	PLN	1,524	0	(12)
	04/2026		11	SGD	14	0	0
	05/2026	CHF	289		$364	1	0
	05/2026	ILS	557		176	0	(1)
	05/2026	JPY	428,358		2,692	0	(15)
	05/2026	SGD	14		11	0	0
	06/2026	ILS	299		97	2	0
	06/2026	MXN	2,253		130	5	0
	06/2026		$308	MXN	5,371	0	(11)
	08/2026	PEN	3,673		$1,086	37	0
	09/2026		$52	MXN	912	0	(2)

GLM	04/2026	BRL	33,779		$6,357	0	(165)
	04/2026	ILS	405		130	1	0
	04/2026	INR	1,814		20	1	0
	04/2026	MYR	2,887		735	22	0
	04/2026	PLN	140		38	0	0
	04/2026	SGD	117		93	2	0
	04/2026		$6,470	BRL	33,780	52	0
	04/2026		179	CNH	1,230	0	(1)
	04/2026		38	HUF	12,900	1	0
	04/2026		26	IDR	431,971	0	0
	04/2026		102	INR	9,410	0	(3)
	04/2026		264	MXN	4,861	7	0
	04/2026		7	PLN	26	0	0
	04/2026		109	THB	3,569	0	0
	06/2026	IDR	1,343,086		$80	1	0
	06/2026	MXN	557		31	0	0
	06/2026	THB	3,563		109	0	0
	06/2026		$6,349	BRL	34,190	165	0
	06/2026		129	IDR	2,178,983	0	(1)
	06/2026		40	ILS	126	0	0
	06/2026		328	MXN	5,713	0	(11)
	06/2026		101	PEN	354	0	0
	07/2026		7	BRL	40	0	0
	08/2026	ZAR	22,246		$1,248	0	(54)

IND	04/2026	EUR	25,097		29,634	626	0
	04/2026		$920	DKK	5,976	5	0
	05/2026	DKK	5,966		$920	0	(5)

JPM	04/2026	CNH	60,551		8,751	0	(41)
	04/2026	EUR	355	RON	1,813	1	0
	04/2026	HKD	1,411		$180	0	0
	04/2026	INR	121,433		1,300	18	0
	04/2026	PLN	918		250	3	0
	04/2026	RON	1,703	EUR	333	0	(1)
	04/2026	SGD	2,162		$1,715	34	0
	04/2026	THB	9,694		307	13	0
	04/2026		$59	CZK	1,258	0	0
	04/2026		189	HUF	62,920	0	0
	04/2026		913	INR	85,737	2	(3)
	04/2026		3,956	MXN	70,889	3	(8)
	04/2026		98	PLN	356	0	(2)
	04/2026		163	THB	5,114	0	(7)
	04/2026		7,166	TWD	227,223	0	(68)
	04/2026	ZAR	22,929		$1,369	17	(1)
	05/2026	AUD	258		177	0	(1)

148	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	EUR	59	RON	303	$0	$0
	05/2026	RON	303	EUR	59	0	0
	05/2026		$8,701	CNH	60,059	41	0
	06/2026	ILS	447		$145	2	0
	06/2026	MXN	3,079		172	1	0
	06/2026	THB	11,998		366	0	0
	06/2026	TWD	227,216		7,166	93	0
	06/2026	ZAR	1,500		85	0	(4)
	08/2026	CZK	1,122	EUR	46	1	0

MBC	04/2026	AUD	1,420		$979	1	(1)
	04/2026	CNH	779		113	0	0
	04/2026	DKK	5,794		916	20	0
	04/2026	EUR	17	RON	90	0	0
	04/2026		993		$1,150	3	(1)
	04/2026	JPY	153,501		987	20	0
	04/2026	KRW	567,243		383	6	0
	04/2026	SEK	1,230		131	1	0
	04/2026		$319	AUD	460	0	(1)
	04/2026		144	CHF	113	0	(2)
	04/2026		102	EUR	89	0	0
	04/2026		447	GBP	334	0	(5)
	04/2026		831	JPY	132,813	6	0
	04/2026		1,714	KRW	2,507,963	0	(46)
	04/2026		78	MXN	1,439	2	0
	04/2026		48	NOK	471	0	0
	04/2026		16	RON	69	0	0
	05/2026	GBP	81		$107	0	0
	05/2026	JPY	132,412		831	0	(6)
	05/2026	NOK	408		42	0	0
	05/2026	RON	69		16	0	0
	05/2026		$219	EUR	191	2	0
	05/2026	ZAR	3,034		$174	0	(4)
	06/2026	COP	708,816		188	0	(2)
	06/2026	MXN	393		22	0	0

MYI	04/2026	BRL	607		117	0	0
	04/2026	PLN	148		42	2	0
	04/2026	TWD	530,365		16,817	252	0
	04/2026		$116	BRL	607	1	0
	04/2026		1,934	TWD	62,048	4	0
	06/2026	TWD	62,106		$1,934	1	0
	06/2026		$301	CNY	2,074	1	0
	07/2026		82	KZT	44,395	8	0
	01/2027		16,817	TWD	526,357	0	(455)

NGF	04/2026		751	CNH	5,141	0	(5)
	04/2026		31	NOK	299	0	0
	04/2026		224	TRY	10,282	5	0
	05/2026		75		3,475	0	0

RYL	04/2026	GBP	242		$324	3	0
SCX	04/2026	CNY	369		53	0	0
	04/2026	INR	9,768		106	3	0
	04/2026	JPY	109,580		702	12	0
	04/2026	KRW	414,682		272	0	(4)
	04/2026	NZD	1,762		1,054	41	0
	04/2026	THB	543		17	1	0
	04/2026		$4,601	CAD	6,371	0	(22)
	04/2026		229	GBP	172	0	(2)
	04/2026		1,181	INR	107,733	1	(44)
	04/2026		272	KRW	414,734	4	0
	04/2026		100	PLN	361	0	(3)
	04/2026		1,835	TWD	58,574	0	(5)
	05/2026	CAD	6,362		$4,601	21	0
	05/2026		$53	CNY	369	0	0
	06/2026		761		5,204	0	(3)
	06/2026		225	IDR	3,794,707	0	(2)
	07/2026		50	CNY	342	0	0

SOG	04/2026	EUR	629		$742	15	0
	04/2026	JPY	604,404		3,884	76	0
	04/2026	RON	999	EUR	196	0	0
	04/2026		655		$149	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	149

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$36,709	EUR	31,810	$59	$0
	04/2026		300	RON	1,308	0	(4)
	04/2026		52	SEK	495	0	0
	05/2026	EUR	31,810		$36,766	0	(57)
	05/2026	SEK	495		52	0	(1)
	05/2026		$103	EUR	89	0	0
	06/2026	ILS	158		$51	1	0

SSB	04/2026	AUD	5,253		3,738	114	0
	04/2026	INR	9,257		102	4	0
	04/2026	JPY	708		5	0	0
	04/2026		$337	INR	30,766	0	(12)
	06/2026		24	COP	91,638	1	0
	08/2026	COP	7,647,684		$2,005	0	(14)

UAG	04/2026	PLN	389		106	1	0
	04/2026		$80	COP	297,496	1	0
	04/2026		121	CZK	2,542	0	(1)
	04/2026		779	PLN	2,821	0	(19)
	06/2026	COP	301,885		$80	0	(1)
	06/2026	ILS	292		94	1	0
	06/2026	MXN	501		28	0	0
	06/2026		$84	COP	322,459	3	0
	06/2026		340	MXN	5,934	0	(11)

Total Forward Foreign Currency Contracts						$3,209	$(2,323)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	381	$1	$1
	Call - OTC USD versus HKD		7.800	08/24/2026	597	1	1
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	364	4	1
	Put - OTC USD versus KRW		1,400.000	07/13/2026	81	1	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	446	3	2

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	269	1	0

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	93	0	0

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	343	0	1
	Call - OTC USD versus HKD		7.800	08/24/2026	178	0	0
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	691	6	2
	Put - OTC USD versus KRW		1,400.000	07/10/2026	692	6	2

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	480	2	0

Total Purchased Options						$25	$10

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	381	$0	$0
	Call - OTC USD versus HKD		7.850	08/24/2026	597	0	0
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	364	(2)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	81	0	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	446	(3)	(3)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	93	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	343	0	0
	Call - OTC USD versus HKD		7.850	08/24/2026	178	0	0
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	691	(2)	(1)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	692	(2)	(1)

						$(9)	$(5)

150	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	200	$0	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	200	(1)	0

							$(3)	$(2)

Total Written Options							$(12)	$(7)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.324%	$	1,000	$(36)	$6	$0	$(30)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$	259	$0	$2	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	600	$124	$(4)	$120	$0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	23	(3)	20	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		100	20	0	20	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		700	152	(12)	140	0

							$319	$(19)	$300	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/( Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$	15,177	JPY	2,276,500	$194	$(1)	$193	$0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045		1,655	GBP	1,244	(6)	(3)	0	(9)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027		6,361	JPY	986,000	4	(3)	1	0

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031		5,646		830,000	7	1	8	0

									$199	$(6)	$202	$(9)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	151

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	6,700	$(8)	$1	$0	$(7)

BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		14,800	(19)	3	0	(16)

CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		5,500	(5)	(1)	0	(6)

JPM	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		9,070	(6)	(4)	0	(10)

	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032	CNY	7,730	(5)	(4)	0	(9)

								$(43)	$(5)	$0	$(48)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	01-Day SGD-SIBCSORA Compounded-OIS	N/A	0.822	Semi-Annual	08/26/2026	SGD	20	$0	$0	$0	$0

Total Swap Agreements									$439	$(22)	$504	$(87)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$69	$0	$0	$69	$0	$0	$0	$0	$69	$0	$69
BOA	28	5	0	33	(16)	(3)	(7)	(26)	7	0	7
BPS	434	0	120	554	(424)	0	(16)	(440)	114	0	114
BRC	39	0	0	39	(50)	0	0	(50)	(11)	0	(11)
BSH	56	0	0	56	(66)	0	0	(66)	(10)	0	(10)
CBK	371	0	213	584	(383)	0	(6)	(389)	195	0	195
DUB	132	0	2	134	(233)	0	0	(233)	(99)	0	(99)
FAR	271	0	0	271	(42)	0	0	(42)	229	(280)	(51)
GLM	252	0	9	261	(235)	(2)	(9)	(246)	15	283	298
GST	0	0	20	20	0	0	0	0	20	0	20
IND	631	0	0	631	(5)	0	0	(5)	626	(860)	(234)
JPM	229	0	140	369	(136)	0	(10)	(146)	223	0	223
MBC	61	5	0	66	(68)	(2)	0	(70)	(4)	0	(4)
MYC	0	0	0	0	0	0	(30)	(30)	(30)	0	(30)
MYI	269	0	0	269	(455)	0	0	(455)	(186)	(10)	(196)
NGF	5	0	0	5	(5)	0	0	(5)	0	0	0
RYL	3	0	0	3	0	0	0	0	3	0	3
SCX	83	0	0	83	(85)	0	(9)	(94)	(11)	0	(11)
SOG	151	0	0	151	(62)	0	0	(62)	89	0	89
SSB	119	0	0	119	(26)	0	0	(26)	93	0	93
UAG	6	0	0	6	(32)	0	0	(32)	(26)	0	(26)

Total Over the Counter	$3,209	$10	$504	$3,723	$(2,323)	$(7)	$(87)	$(2,417)

(m)

Securities with an aggregate market value of $283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

152	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$293	$293
Swap Agreements	0	43	0	0	672	715

	$0	$43	$0	$0	$965	$1,008

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,209	$0	$3,209
Purchased Options	0	0	0	10	0	10
Swap Agreements	0	302	0	202	0	504

	$0	$302	$0	$3,421	$0	$3,723

	$0	$345	$0	$3,421	$965	$4,731

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	0	0	293	293
Swap Agreements	0	57	0	0	259	316

	$0	$57	$0	$0	$554	$611

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,323	$0	$2,323
Written Options	0	0	0	5	2	7
Swap Agreements	0	30	0	9	48	87

	$0	$30	$0	$2,337	$50	$2,417

	$0	$87	$0	$2,337	$604	$3,028

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	153

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$52	$52
Futures	0	0	0	0	1,164	1,164
Swap Agreements	0	(302)	0	0	(157)	(459)

	$0	$(302)	$0	$0	$1,059	$757

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(3,204)	$0	$(3,204)
Purchased Options	0	0	0	4	(83)	(79)
Written Options	0	0	0	50	266	316
Swap Agreements	0	140	0	(275)	(66)	(201)

	$0	$140	$0	$(3,425)	$117	$(3,168)

	$0	$(162)	$0	$(3,425)	$1,176	$(2,411)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(828)	$(828)
Swap Agreements	0	(4)	0	0	(1,256)	(1,260)

	$0	$(4)	$0	$0	$(2,084)	$(2,088)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,870	$0	$1,870
Purchased Options	0	0	0	4	(148)	(144)
Written Options	0	0	0	4	77	81
Swap Agreements	0	(67)	0	(3)	94	24

	$0	$(67)	$0	$1,875	$23	$1,831

	$0	$(71)	$0	$1,875	$(2,061)	$(257)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$46	$0	$46
Australia
Corporate Bonds & Notes	0	1,236	0	1,236
Non-Agency Mortgage-Backed Securities	0	0	1,863	1,863
Sovereign Issues	0	3,978	0	3,978
Bulgaria
Sovereign Issues	0	438	0	438
Canada
Corporate Bonds & Notes	0	2,892	0	2,892
Sovereign Issues	0	2,802	0	2,802
Cayman Islands
Asset-Backed Securities	0	3,793	0	3,793
Corporate Bonds & Notes	0	397	0	397
Chile
Sovereign Issues	0	3,115	0	3,115
China
Sovereign Issues	0	4,677	0	4,677
Colombia
Corporate Bonds & Notes	0	507	0	507
Sovereign Issues	0	2,586	0	2,586
Costa Rica
Sovereign Issues	0	592	0	592
Czech Republic
Sovereign Issues	0	271	0	271
Denmark
Corporate Bonds & Notes	0	891	0	891

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Dominican Republic
Sovereign Issues	$0	$886	$0	$886
Ecuador
Sovereign Issues	0	197	0	197
Egypt
Sovereign Issues	0	317	0	317
France
Corporate Bonds & Notes	0	1,106	0	1,106
Sovereign Issues	0	6,956	0	6,956
Guatemala
Sovereign Issues	0	510	0	510
Hungary
Sovereign Issues	0	1,795	0	1,795
India
Corporate Bonds & Notes	0	301	0	301
Indonesia
Sovereign Issues	0	585	0	585
Ireland
Asset-Backed Securities	0	5,819	0	5,819
Corporate Bonds & Notes	0	586	0	586
Loan Participations and Assignments	0	0	579	579
Israel
Sovereign Issues	0	1,322	0	1,322
Italy
Corporate Bonds & Notes	0	912	0	912
Sovereign Issues	0	2,620	0	2,620
Ivory Coast
Sovereign Issues	0	339	0	339

154	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Japan
Corporate Bonds & Notes	0	3,313	0	3,313
Sovereign Issues	0	7,891	0	7,891
Kazakhstan
Corporate Bonds & Notes	0	494	0	494
Kuwait
Sovereign Issues	0	879	0	879
Luxembourg
Common Stocks	0	0	1,166	1,166
Corporate Bonds & Notes	0	933	0	933
Sovereign Issues	0	805	0	805
Malaysia
Corporate Bonds & Notes	0	351	0	351
Sovereign Issues	0	1,187	0	1,187
Mexico
Sovereign Issues	0	972	0	972
Morocco
Sovereign Issues	0	1,150	0	1,150
Netherlands
Corporate Bonds & Notes	0	608	0	608
Non-Agency Mortgage-Backed Securities	0	20	0	20
New Zealand
Sovereign Issues	0	201	0	201
Norway
Sovereign Issues	0	269	0	269
Peru
Corporate Bonds & Notes	0	904	0	904
Sovereign Issues	0	2,917	0	2,917
Philippines
Sovereign Issues	0	314	0	314
Poland
Sovereign Issues	0	709	0	709
Qatar
Corporate Bonds & Notes	0	176	0	176
Romania
Sovereign Issues	0	1,022	0	1,022
Saudi Arabia
Corporate Bonds & Notes	0	632	0	632
Sovereign Issues	0	2,527	0	2,527
Serbia
Sovereign Issues	0	2,468	0	2,468
Singapore
Asset-Backed Securities	0	0	1,000	1,000
South Africa
Sovereign Issues	0	3,782	0	3,782
South Korea
Sovereign Issues	0	2,212	0	2,212
Spain
Sovereign Issues	0	2,326	0	2,326
Supranational
Corporate Bonds & Notes	0	867	0	867
Sovereign Issues	0	1,064	0	1,064
Switzerland
Corporate Bonds & Notes	0	888	0	888
Thailand
Sovereign Issues	0	1,301	0	1,301

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
United Arab Emirates
Corporate Bonds & Notes	0	296	0	296
United Kingdom
Corporate Bonds & Notes	0	3,500	0	3,500
Non-Agency Mortgage-Backed Securities	0	2,180	0	2,180
Sovereign Issues	0	4,734	0	4,734
United States
Asset-Backed Securities	0	3,581	0	3,581
Corporate Bonds & Notes	0	11,851	0	11,851
Municipal Bonds & Notes	0	172	0	172
Non-Agency Mortgage-Backed Securities	0	8,825	0	8,825
Sovereign Issues	0	4,257	0	4,257
U.S. Government Agencies	0	71,049	0	71,049
U.S. Treasury Obligations	0	10,417	0	10,417
Short-Term Instruments
Commercial Paper	0	3,541	0	3,541
Mutual Funds	925	0	0	925
Repurchase Agreements	0	690	0	690
Egypt Treasury Bills	0	4	0	4
Nigeria Treasury Bills	0	959	0	959
South Africa Treasury Bills	0	2,107	0	2,107
Turkey Treasury Bills	0	201	0	201

	$925	$224,018	$4,608	$229,551

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,592	$0	$0	$7,592

Total Investments	$8,517	$224,018	$4,608	$237,143

Short Sales, at Value - Liabilities
France
Sovereign Issues	0	(866)	0	(866)
United States
U.S. Government Agencies	0	(16,009)	0	(16,009)

	$0	$(16,875)	$0	$(16,875)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	155	789	0	944
Over the counter	0	3,721	2	3,723

	$155	$4,510	$2	$4,667

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(293)	(318)	0	(611)
Over the counter	0	(2,417)	0	(2,417)

	$(293)	$(2,735)	$0	$(3,028)

Total Financial Derivative Instruments	$(138)	$1,775	$2	$1,639

Totals	$8,379	$208,918	$4,610	$221,907

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	155

Schedule of Investments	PIMCO Global Advantage® Strategy Bond Fund	(Cont.)	March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$1,765	$0	$0	$0	$98	$0	$0	$1,863	$98
Ireland
Loan Participations and Assignments	540	0	0	1	0	38	0	0	579	38
Luxembourg
Common Stocks	1,277	0	0	0	0	(111)	0	0	1,166	(111)
Singapore
Asset-Backed Securities	0	1,000	0	0	0	0	0	0	1,000	0

	$1,817	$2,765	$0	$1	$0	$25	$0	$0	$4,608	$25

Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(2)	$0	$0	$(3)	$0	$0	$2	$0

Totals	$1,824	$2,765	$(2)	$1	$0	$22	$0	$0	$4,610	$25

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$1,863	Recent Transaction	Purchase Price	100.000	—
Ireland
Loan Participations and Assignments	579	Discounted Cash Flow	Discount Rate	4.744	—
Luxembourg
Common Stocks	1,166	Indicative Market Quotation	Broker Quote	$23.000	—
Singapore
Asset-Backed Securities	1,000	Discounted Cash Flow	Discount Rate	5.328	—

Financial Derivative Instruments - Assets
Over the counter	2	Indicative Market Quotation	Broker Quote	0.191	—

Total	$4,610

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

156	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 131.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$132	$108
4.125% due 07/09/2035 þ		122	85

Total Argentina (Cost $152)			193

AUSTRALIA 3.8%

CORPORATE BONDS & NOTES 0.5%

Australia & New Zealand Banking Group Ltd.
4.675% due 06/15/2026		$3,600	3,604

Commonwealth Bank of Australia
5.071% due 09/14/2028		2,600	2,666

National Australia Bank Ltd.
5.134% due 11/28/2028		2,600	2,671

			8,941

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	26,000	17,939

SOVEREIGN ISSUES 2.3%

Australia Government Bonds
1.750% due 06/21/2051		250	87
2.500% due 05/21/2030		2,300	1,459

New South Wales Treasury Corp.
1.750% due 03/20/2034		4,400	2,322
2.000% due 03/08/2033		3,300	1,847
3.500% due 11/20/2037		3,500	1,953
4.750% due 09/20/2035		1,600	1,040

Northern Territory Treasury Corp.
6.000% due 04/21/2039		2,500	1,727

Queensland Treasury Corp.
1.500% due 08/20/2032		14,400	7,938
1.750% due 07/20/2034		3,400	1,766
2.000% due 08/22/2033		2,400	1,318
4.500% due 08/22/2035		3,200	2,036
5.250% due 07/21/2036		6,900	4,611

Treasury Corp. of Victoria
2.000% due 09/17/2035		11,300	5,723
2.000% due 11/20/2037		10,000	4,665
2.250% due 09/15/2033		4,300	2,396
4.250% due 12/20/2032		3,200	2,079

			42,967

Total Australia (Cost $68,143)			69,847

BRAZIL 1.9%

SOVEREIGN ISSUES 1.9%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	71,600	13,386
0.000% due 10/01/2026 (d)		116,000	20,980

Total Brazil (Cost $34,100)			34,366

BULGARIA 0.2%

SOVEREIGN ISSUES 0.2%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	1,200	1,328
4.125% due 07/18/2045		2,100	2,275

Total Bulgaria (Cost $3,768)			3,603

CANADA 4.1%

CORPORATE BONDS & NOTES 2.1%

Bank of Nova Scotia
3.791% due 03/13/2029		$4,400	4,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.299% due 03/20/2028		$7,400	$7,443

Canadian Imperial Bank of Commerce
4.544% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,207

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	1,134

Royal Bank of Canada
4.541% (SOFRINDX + 0.880%) due 08/06/2029 ~		$4,700	4,709
4.851% due 12/14/2026		2,400	2,414
5.045% (BBSW3M + 0.730%) due 06/30/2026 ~	AUD	3,500	2,418

Toronto-Dominion Bank
4.701% due 06/05/2026		$4,800	4,807
4.814% due 07/16/2027		4,600	4,649
5.144% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD	6,300	4,385

			38,543

SOVEREIGN ISSUES 2.0%

Canada Government Bonds
3.000% due 06/01/2034	CAD	18,100	12,685
3.250% due 12/01/2033		14,500	10,375
4.000% due 03/01/2029		18,700	13,841

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		571	393

			37,294

Total Canada (Cost $75,917)			75,837

CAYMAN ISLANDS 2.9%

ASSET-BACKED SECURITIES 2.4%

522 Funding CLO Ltd.
4.969% due 10/20/2031 •		$24	24

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		2,300	2,301

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •		741	743

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		3,900	3,902

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •		2,544	2,549

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		2,700	2,697

Bain Capital Credit CLO Ltd.
4.821% due 10/23/2034 •		2,500	2,503

CIFC Funding Ltd.
4.880% due 10/24/2030 •		24	24

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		55	55

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •		697	698

GPMT Ltd.
5.139% due 12/15/2036 •		1,214	1,212

ICG U.S. CLO Ltd.
4.938% due 04/17/2034 •		1,726	1,728

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		4,200	4,197

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •		2,300	2,303

MF1 Ltd.
4.874% due 10/16/2036 •		376	376

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		3,000	3,000

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •		2,700	2,700

Post CLO Ltd.
4.752% due 10/15/2034 •		3,800	3,804

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •		4,000	4,005

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		3,700	3,694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TRTX Issuer Ltd.
5.328% due 02/15/2039 •		$1,121	$1,124

			43,639

CORPORATE BONDS & NOTES 0.5%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		758	733

Foxconn Far East Ltd.
1.875% due 08/25/2028		4,300	3,969

Gaci First Investment Co.
5.250% due 01/29/2034		1,400	1,391

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,400	1,629

Sands China Ltd.
5.400% due 08/08/2028		$800	806

			8,528

SOVEREIGN ISSUES 0.0%

KSA Sukuk Ltd.
5.268% due 10/25/2028		500	506

Total Cayman Islands (Cost $52,752)			52,673

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$1,000	1,013

Total Chile (Cost $999)			1,013

CHINA 0.0%

SOVEREIGN ISSUES 0.0%

China Development Bank
2.630% due 01/08/2034	CNY	1,700	260
2.820% due 05/22/2033		600	93

Total China (Cost $344)			353

COLOMBIA 2.1%

SOVEREIGN ISSUES 2.1%

Colombia Government International Bonds
6.125% due 01/21/2031		$7,300	7,191

Colombia TES
11.500% due 07/25/2046	COP	60,400	15
11.750% due 01/24/2035		28,975,500	7,184
12.000% due 03/13/2058		2,838,100	697
12.750% due 11/28/2040		40,182,000	10,650
13.250% due 02/09/2033		49,618,000	13,303

Total Colombia (Cost $40,845)			39,040

COSTA RICA 0.3%

SOVEREIGN ISSUES 0.3%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	2,750	3,254
6.001% due 01/16/2036		2,500	2,978

Total Costa Rica (Cost $6,154)			6,232

DENMARK 1.1%

CORPORATE BONDS & NOTES 1.1%

DLR Kredit AS
1.000% due 01/01/2027	DKK	6,100	934

Jyske Realkredit AS
1.000% due 01/01/2027		29,009	4,443

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		1,414	177

Nykredit Realkredit AS
1.000% due 04/01/2026		38,100	5,893

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 10/01/2053	DKK	8,198	$1,010

Realkredit Danmark AS
1.000% due 04/01/2026		7,600	1,176
1.000% due 01/01/2027		44,548	6,823
1.500% due 10/01/2053		1,502	185

Total Denmark (Cost $20,210)			20,641

EGYPT 0.2%

SOVEREIGN ISSUES 0.2%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	162,800	2,933

Total Egypt (Cost $3,461)			2,933

FRANCE 5.2%

CORPORATE BONDS & NOTES 0.5%

Banque Federative du Credit Mutuel SA
4.541% due 01/15/2031		$3,300	3,256

BNP Paribas SA
5.738% due 02/20/2035 •		1,100	1,129
5.786% due 01/13/2033 •		1,000	1,034

BPCE SA
6.612% due 10/19/2027 •		2,200	2,225

Credit Agricole SA
6.316% due 10/03/2029 •		1,800	1,874

			9,518

SOVEREIGN ISSUES 4.7%

Caisse des Depots et Consignations
4.250% due 02/28/2028	GBP	6,700	8,796

French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	19,700	22,663
2.750% due 02/25/2030		48,100	55,033

			86,492

Total France (Cost $92,094)			96,010

GERMANY 0.1%

CORPORATE BONDS & NOTES 0.1%

Deutsche Bank AG
5.706% due 02/08/2028 •		$1,600	1,614

Total Germany (Cost $1,600)			1,614

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
5.375% due 09/26/2030		$100	101

Total Hungary (Cost $100)			101

IRELAND 3.6%

ASSET-BACKED SECURITIES 3.4%

ARES European CLO XIV DAC
3.063% due 10/21/2034 •	EUR	1,498	1,733

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •		2,700	3,119

Barings Euro CLO DAC
3.426% due 08/15/2039 •		1,200	1,384

BlackRock European CLO III DAC
2.906% due 07/19/2035 •		2,500	2,887

Bosphorus CLO VI DAC
2.884% due 05/25/2034 •		3,215	3,715

Cairn CLO VII DAC
2.696% due 01/31/2030 •		629	728

Capital Four CLO I DAC
3.036% due 10/15/2034 •		2,600	3,006

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		871	1,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •	EUR	284	$329

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •		1,400	1,618

Hayfin Emerald CLO X DAC
3.286% due 10/18/2039 •		3,600	4,159

Hayfin Emerald CLO XIV DAC
3.237% due 01/22/2039 •		6,200	7,166

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •		3,900	4,508

Palmer Square European Loan Funding DAC
2.954% due 05/15/2033 •		1,079	1,249
3.047% due 07/15/2035 •		3,900	4,508

Penta CLO 9 DAC
2.880% due 07/25/2036 •		3,100	3,574

Providus CLO VII DAC
3.181% due 07/15/2038 •		3,900	4,494

Rockford Tower Europe CLO DAC
2.990% due 01/24/2035 •		2,900	3,342
3.271% due 08/29/2036 •		4,100	4,736

Sculptor European CLO VI DAC
3.066% due 10/15/2034 •		4,700	5,437

			62,697

CORPORATE BONDS & NOTES 0.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028		$550	530

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,008

Total Ireland (Cost $64,157)			66,235

ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bonds
4.500% due 01/17/2033		$600	577
5.375% due 02/19/2030		1,600	1,626
5.500% due 03/12/2034 (l)		3,700	3,752
5.625% due 02/19/2035		2,200	2,241

Total Israel (Cost $8,148)			8,196

ITALY 1.6%

CORPORATE BONDS & NOTES 0.1%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,375

SOVEREIGN ISSUES 1.5%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$3,700	3,673
5.750% due 05/05/2026		1,400	1,402

Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR	19,300	22,541

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	600	812

			28,428

Total Italy (Cost $30,567)			29,803

JAPAN 2.5%

CORPORATE BONDS & NOTES 0.5%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$3,200	3,171

Nomura Holdings, Inc.
2.329% due 01/22/2027		600	590

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NTT Finance Corp.
4.748% (SOFRRATE + 1.080%) due 07/16/2028 ~		$3,900	$3,931

Sumitomo Mitsui Trust Bank Ltd.
4.400% (SOFRRATE + 0.750%) due 09/11/2028 ~		2,400	2,405

			10,097

SOVEREIGN ISSUES 2.0%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		2,700	2,698

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,218,230	7,703
0.100% due 03/10/2029 (f)		395,364	2,484

Japan Government Five Year Bonds
0.400% due 06/20/2029		450,000	2,734

Japan Government Forty Year Bonds
2.200% due 03/20/2064		572,300	2,499

Japan Government Thirty Year Bonds
0.700% due 12/20/2048		201,000	721
0.700% due 06/20/2051		30,000	99
1.300% due 06/20/2052		50,000	191
2.200% due 06/20/2054		54,150	254
2.300% due 12/20/2054		509,400	2,436
2.400% due 03/20/2055		447,000	2,185

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		1,070,000	4,815
2.000% due 12/20/2044		580,000	3,036
2.400% due 03/20/2045		892,000	4,967

			36,822

Total Japan (Cost $57,393)			46,919

JERSEY, CHANNEL ISLANDS 0.1%

ASSET-BACKED SECURITIES 0.1%

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		$2,800	2,801

Total Jersey, Channel Islands (Cost $2,800)			2,801

KAZAKHSTAN 0.1%

SOVEREIGN ISSUES 0.1%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	831,000	1,787

Total Kazakhstan (Cost $1,534)			1,787

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$4,100	4,045
4.136% due 10/09/2030		2,000	1,959
4.652% due 10/09/2035		3,000	2,885

Total Kuwait (Cost $9,100)			8,889

LUXEMBOURG 0.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Fennovoima OYJ
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~µ(j)	EUR	296	344
4.461% (EUR003M +2.350%) due 07/10/2028 «~(j)		270	314
4.477% (EUR003M +2.350%) due 07/10/2028 «~(j)		568	661

			1,319

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$8,800	8,857

Total Luxembourg (Cost $10,097)			10,176

158	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.0%

Petronas Capital Ltd.
4.550% due 04/21/2050		$300	$258
4.800% due 04/21/2060		300	262

			520

SOVEREIGN ISSUES 0.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	6,000	1,430

Total Malaysia (Cost $1,896)			1,950

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$500	392

Total Mexico (Cost $466)			392

MULTINATIONAL 0.0%

CORPORATE BONDS & NOTES 0.0%

Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.236% (US0003M + 0.300%) due 09/22/2037 ~		$515	487

Total Multinational (Cost $415)			487

NETHERLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$2,800	2,840

Total Netherlands (Cost $2,800)			2,840

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,482

Total Norway (Cost $1,603)			1,482

PERU 1.8%

SOVEREIGN ISSUES 1.8%

Peru Government International Bonds
5.400% due 08/12/2034	PEN	10,300	2,812
6.150% due 08/12/2032		29,700	8,925
6.850% due 08/12/2035		9,990	2,931
6.900% due 08/12/2037		10,200	2,915
6.950% due 08/12/2031		48,561	15,135

Total Peru (Cost $31,173)			32,718

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$1,000	1,023
5.125% due 09/18/2034		3,300	3,321
5.375% due 02/12/2035		700	714

Total Poland (Cost $4,975)			5,058

QATAR 0.4%

CORPORATE BONDS & NOTES 0.4%

QatarEnergy
1.375% due 09/12/2026		$6,400	6,315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 07/12/2031		$300	$265

Total Qatar (Cost $6,619)			6,580

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	800	815
2.125% due 03/07/2028		600	673
5.125% due 09/24/2031		1,900	2,181
5.250% due 03/10/2030		1,400	1,642
6.625% due 09/27/2029		2,600	3,206

Total Romania (Cost $7,831)			8,517

SAUDI ARABIA 1.4%

CORPORATE BONDS & NOTES 0.3%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	177
4.750% due 06/02/2030		1,500	1,487
5.375% due 06/02/2035		3,200	3,185
6.375% due 06/02/2055		700	697

			5,546

SOVEREIGN ISSUES 1.1%

Saudi Government International Bonds
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	1,800	2,018
3.750% due 03/05/2037		500	545
4.750% due 01/18/2028		$2,400	2,406
4.750% due 01/16/2030		8,900	8,902
4.875% due 07/18/2033		1,300	1,285
5.125% due 01/13/2028		3,400	3,437
5.375% due 01/13/2031		1,900	1,943

			20,724

Total Saudi Arabia (Cost $25,993)			26,270

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia International Bonds
1.000% due 09/23/2028	EUR	700	748
2.050% due 09/23/2036		600	526
6.000% due 06/12/2034		$1,100	1,103

Total Serbia (Cost $2,587)			2,377

SLOVAKIA 0.3%

CORPORATE BONDS & NOTES 0.3%

365 bank AS
7.125% due 07/04/2028 •	EUR	4,300	5,186

Total Slovakia (Cost $5,089)			5,186

SOUTH AFRICA 2.2%

SOVEREIGN ISSUES 2.2%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	25,400	1,206
8.000% due 01/31/2030		118,000	6,899
8.750% due 01/31/2044		74,900	4,021
8.750% due 02/28/2048		21,900	1,171
8.875% due 02/28/2035		481,500	27,966

Total South Africa (Cost $38,482)			41,263

SPAIN 3.6%

SOVEREIGN ISSUES 3.6%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	300	354

Spain Government Bonds
1.450% due 04/30/2029		2,315	2,573

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.400% due 05/31/2028	EUR	12,200	$14,003
3.150% due 04/30/2035		2,000	2,264
3.450% due 10/31/2034		29,970	34,841
3.500% due 05/31/2029		10,000	11,800

Total Spain (Cost $65,960)			65,835

SUPRANATIONAL 0.7%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	1,213

SOVEREIGN ISSUES 0.6%

European Union
3.750% due 10/12/2045	EUR	9,900	11,083

Total Supranational (Cost $12,862)			12,296

SWITZERLAND 0.5%

CORPORATE BONDS & NOTES 0.5%

UBS Group AG
3.091% due 05/14/2032 •		$1,100	1,009
4.194% due 04/01/2031 •		600	587
4.844% due 11/06/2033 •		3,500	3,444
5.617% due 09/13/2030 •		900	928
6.246% due 09/22/2029 •		2,600	2,703

Total Switzerland (Cost $8,525)			8,671

THAILAND 0.5%

SOVEREIGN ISSUES 0.5%

Thailand Government Bonds
1.840% due 05/17/2036	THB	17,187	504
2.700% due 06/17/2040		211,700	6,321
2.980% due 06/17/2045		66,738	1,950

Total Thailand (Cost $9,422)			8,775

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.1%

Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	296
5.000% due 05/06/2035		900	877

			1,173

SOVEREIGN ISSUES 0.2%

Abu Dhabi Government International Bonds
5.500% due 04/30/2054		3,300	3,166

Total United Arab Emirates (Cost $4,436)			4,339

UNITED KINGDOM 8.5%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
4.494% due 08/15/2066 ~	GBP	2,659	3,513

CORPORATE BONDS & NOTES 2.6%

Barclays PLC
4.476% due 11/11/2029 •		$3,900	3,879
8.875% due 09/15/2027 •(g)(h)	GBP	1,000	1,362

HSBC Holdings PLC
3.973% due 05/22/2030 •		$1,900	1,861
4.041% due 03/13/2028 •		900	896

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	400	541
8.500% due 09/27/2027 •(g)(h)		200	273

Nationwide Building Society
5.264% due 11/10/2026		$3,200	3,224
6.557% due 10/18/2027 •		2,800	2,832

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
5.076% due 01/27/2030 •		$1,700	$1,719
5.125% due 05/12/2027 •(g)(h)	GBP	500	652

NatWest Markets PLC
4.789% due 03/21/2028		$4,100	4,128

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		2,500	1,958

Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~		6,200	6,205
6.534% due 01/10/2029 •		2,300	2,374

Santander U.K. PLC
4.496% due 12/12/2027		4,800	4,837

Standard Chartered PLC
2.608% due 01/12/2028 •		900	887
6.750% due 02/08/2028 •		4,900	4,988

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	5,300	5,646
6.750% due 01/15/2033		$500	447

			48,709

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

FPS Finance Co. 1 LLC
6.610% due 05/26/2028 «~		400	400

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	800	1,016

			1,416

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Atlas Funding PLC
4.534% due 07/20/2062 •		2,571	3,400

Braccan Mortgage Funding PLC
0.000% due 04/17/2068 •		2,200	2,912
4.585% due 05/17/2067 •		3,631	4,805

Cheshire PLC
0.000% due 06/28/2048 •		2,860	3,782

Eurohome U.K. Mortgages PLC
4.015% due 06/15/2044 •		42	56

Eurosail-U.K. PLC
4.815% due 06/13/2045 •		121	160

Newgate Funding PLC
4.865% due 12/15/2050 •		245	321
5.115% due 12/15/2050 •		122	157

Resloc U.K. PLC
4.025% due 12/15/2043 •		583	755

Stratton Mortgage Funding PLC
4.645% due 06/28/2050 •		983	1,301
4.895% due 06/20/2060 •		4,368	5,787

Towd Point Mortgage Funding 3 PLC
5.145% due 02/20/2054 •		1,940	2,575

Tower Bridge Funding PLC
4.625% due 05/20/2066 •		1,491	1,975

			27,986

SOVEREIGN ISSUES 4.1%

U.K. Gilts
1.250% due 07/31/2051		3,300	1,829
4.375% due 03/07/2030		51,900	68,577
5.375% due 01/31/2056		3,300	4,269

			74,675

Total United Kingdom (Cost $159,156)			156,299

UNITED STATES 74.5%

ASSET-BACKED SECURITIES 2.0%

ACE Securities Corp. Home Equity Loan Trust
4.693% due 08/25/2035 •		$932	935

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •		1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.733% due 06/25/2029 •	$6	$6

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.553% due 02/25/2036 •	759	623

Citigroup Mortgage Loan Trust, Inc.
3.643% due 07/25/2035 •	1,733	1,686
4.113% due 12/25/2036 •	353	199
4.153% due 01/25/2037 •	1,496	1,117
4.313% due 03/25/2036 •	618	572

Countrywide Asset-Backed Certificates Trust
4.053% due 12/25/2036 •	469	441
4.073% due 06/25/2037 •	335	314
4.073% due 06/25/2047 •	364	335
4.193% due 06/25/2037 •	1,176	1,204
4.533% due 08/25/2047 •	170	168

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	1	1

First Franklin Mortgage Loan Trust
3.908% due 07/25/2036 •	575	554
4.738% due 03/25/2035 •	212	239

GSAMP Trust
3.782% due 11/25/2034 •	147	144
4.273% due 09/25/2036 •	3,047	1,046
4.293% due 05/25/2046 •	1,159	1,126
4.313% due 02/25/2046 •	36	34

MASTR Asset-Backed Securities Trust
4.273% due 06/25/2036 •	2,801	928
4.543% due 10/25/2035 •	628	625

MASTR Specialized Loan Trust
4.533% due 01/25/2037 •	783	303

Merrill Lynch Mortgage Investors Trust
4.453% due 07/25/2036 •	3,053	2,880

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 01/25/2037 •	1,534	705
3.933% due 05/25/2037 •	1,134	865
4.043% due 07/25/2036 •	118	107
4.273% due 06/25/2036 •	1,166	578
4.723% due 02/25/2035 •	2,866	2,699
4.753% due 09/25/2034 •	818	886

Morgan Stanley Home Equity Loan Trust
4.023% due 04/25/2037 •	1,084	555

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,553	310

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.228% due 03/25/2036 •	36	36

NovaStar Mortgage Funding Trust
4.053% due 03/25/2037 •	854	561
4.333% due 05/25/2036 •	2,784	2,732

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	161
5.731% due 11/25/2036 þ	1,934	600

Residential Asset Securities Corporation Trust
4.043% due 11/25/2036 •	3,614	3,136

Saxon Asset Securities Trust
4.103% due 09/25/2037 •	556	542

SMB Private Education Loan Trust
1.290% due 07/15/2053	338	323
4.887% due 07/15/2053 •	94	94
5.122% due 02/16/2055 •	871	879

Soundview Home Loan Trust
4.293% due 11/25/2036 •	1,340	1,287
4.353% due 05/25/2036 •	224	221
4.743% due 10/25/2037 •	1,026	811

Specialty Underwriting & Residential Finance Trust
4.093% due 06/25/2037 •	308	188

Structured Asset Investment Loan Trust
4.138% due 07/25/2036 •	847	494
4.473% due 01/25/2033 •	219	219
4.693% due 09/25/2034 •	28	27

Structured Asset Securities Corp.
4.887% due 02/25/2035 •	1,703	1,855

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Terwin Mortgage Trust
4.733% due 11/25/2033 •		$21	$20

			36,372

CORPORATE BONDS & NOTES 5.8%

Bank of America Corp.
5.468% due 01/23/2035 •		1,500	1,532
5.511% due 01/24/2036 •		1,500	1,530

Beignet Investor LLC
6.581% due 05/30/2049		17,200	17,698

Boeing Co.
6.298% due 05/01/2029		1,000	1,050

British Airways Pass-Through Trust
3.350% due 12/15/2030		982	954

Citigroup, Inc.
2.125% due 09/10/2026	EUR	5,600	6,459

CommonSpirit Health
4.975% due 09/01/2035		$3,200	3,124

Corebridge Global Funding
4.550% due 01/09/2031		4,500	4,445

Credit Suisse AG AT1 Claim		1,700	595

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	182

F&G Global Funding
4.975% (SOFRRATE + 1.325%) due 09/08/2028 ~		4,100	4,112

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		400	392

GA Global Funding Trust
2.250% due 01/06/2027		600	590

GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029		700	708

Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •		3,200	3,254

HPS Corporate Lending Fund
4.900% due 09/11/2028		4,000	3,899

JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,200
5.040% due 01/23/2028 •		2,900	2,915
5.140% due 01/24/2031 •		3,100	3,158

Kraton Corp.
5.000% due 07/15/2027		2,300	2,319

Metropolitan Life Global Funding I
4.350% due 01/12/2031		1,800	1,781

Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,903
3.955% due 03/21/2035 •		2,100	2,404
5.164% due 04/20/2029 •		$2,300	2,327

Morgan Stanley Private Bank NA
4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~		3,900	3,895

Mutual of Omaha Cos Global Funding
4.546% due 01/13/2031		1,800	1,780

New York Life Global Funding
4.250% due 01/09/2031		1,800	1,781

ONEOK, Inc.
4.250% due 09/24/2027		1,900	1,896

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		100	73
4.250% due 03/15/2046		100	76
4.300% due 03/15/2045		100	78
4.550% due 07/01/2030		500	493

PacifiCorp
5.100% due 02/15/2029		1,100	1,114

Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,015
5.125% due 02/13/2031		1,000	1,024

Southern Co.
1.875% due 09/15/2081 •	EUR	900	1,009

Wells Fargo & Co.
4.078% due 09/15/2029 •		$4,100	4,056

160	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		$4,600	$4,575
4.528% (SOFRRATE + 0.880%) due 09/15/2029 ~		4,000	3,983
5.211% due 12/03/2035 •		3,100	3,088
5.244% due 01/24/2031 •		1,200	1,224
5.499% due 01/23/2035 •		1,700	1,731

			106,519

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Alfa-Bank CJSC
5.860% due 10/21/2026 «~(j)		324	324

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(j)	EUR	700	809

Project Hudson II
7.730% due 05/29/2026 «~		$600	602

			1,735

MUNICIPAL BONDS & NOTES 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057		369	399

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		419	429

			828

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •		67	61

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ		803	465

Banc of America Mortgage Trust
5.296% due 06/25/2035 ~		16	15

Barclays Mortgage Loan Trust
5.640% due 05/25/2065 ~		9,492	9,538

Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~		1,540	1,340

BCAP LLC Trust
4.522% due 01/26/2047 •		5	5

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •		9	8
4.132% due 08/25/2036 ~		81	36
4.567% due 11/25/2035 ~		113	86
5.158% due 05/25/2035 ~		2	2

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~		1	1
4.043% due 09/25/2034 ~		13	12
4.065% due 05/25/2047 ~		43	39
5.013% due 08/25/2033 ~		1	1
5.599% due 10/25/2033 ~		1	1
5.703% due 11/25/2034 ~		1	1
6.516% due 05/25/2034 ~		2	2

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~		21	15

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		916	824
3.250% due 09/25/2063 ~		914	820
3.375% due 04/25/2065 ~		3,007	2,704

Chase Mortgage Finance Trust
4.904% due 07/25/2037 ~		31	25

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.943% due 01/25/2036 •		345	335

CHL Mortgage Pass-Through Trust
4.193% due 04/25/2046 •		122	113
4.333% due 04/25/2046 •		3,246	905
4.553% due 09/25/2034 •		4	4
6.000% due 07/25/2036		704	324

CHL Reperforming Loan REMICS Trust
4.133% due 06/25/2035 •		17	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	$1,230	$1,024
4.068% due 08/25/2036 •	4,857	1,920
4.451% due 09/25/2037 ~	45	43
4.692% due 08/25/2035 ~	256	239

Countrywide Alternative Loan Trust
4.002% due 11/25/2035 •	3	3
4.143% due 05/25/2037 •	77	24
4.210% due 07/20/2046 •	58	50
4.213% due 07/25/2046 •	625	582
4.353% due 02/25/2037 •	91	76
4.453% due 09/25/2035 •	148	109
4.474% due 02/25/2037 ~	12	11
4.645% due 11/25/2035 ~	53	50
5.109% due 11/25/2047 •	262	237
5.250% due 06/25/2035	5	4
5.359% due 11/25/2035 •	10	9
6.250% due 12/25/2036	2,189	848
6.250% due 08/25/2037	16	7
6.500% due 06/25/2036	38	17

Cross Mortgage Trust
5.549% due 12/25/2069 ~	2,312	2,321

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ	125	34

CSMC Trust
2.500% due 07/25/2056 ~	263	220

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.933% due 07/25/2047 •	222	213

Ellington Financial Mortgage Trust
5.596% due 06/25/2070 ~	4,025	4,044

GreenPoint Mortgage Funding Trust
4.333% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	360	300
3.000% due 09/25/2052 ~	3,400	2,953

GSC Capital Corp. Mortgage Trust
4.153% due 05/25/2036 •	644	639

GSMPS Mortgage Loan Trust
4.143% due 01/25/2036 •	1,200	965

GSR Mortgage Loan Trust
4.394% due 06/25/2034 ~	3	3
5.270% due 03/25/2033 •	1	1
6.449% due 01/25/2035 ~	3	3

HarborView Mortgage Loan Trust
4.470% due 06/20/2035 •	9	8
4.709% due 12/19/2036 •	36	34

Impac CMB Trust
4.513% due 10/25/2034 •	26	26

IndyMac INDX Mortgage Loan Trust
3.844% due 09/25/2035 ~	28	23

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,084	2,682
3.000% due 03/25/2052 ~	3,061	2,672
3.000% due 04/25/2052 ~	2,929	2,547
3.000% due 05/25/2052 ~	3,899	3,394
5.502% due 10/25/2035 ~	3	2
5.681% due 11/25/2033 ~	1	1
6.000% due 06/25/2037	1,389	525

JP Morgan Seasoned Mortgage Trust
4.337% due 01/25/2063 ~	2,619	2,517

Lehman XS Trust
4.203% due 08/25/2046 •	964	890

Luminent Mortgage Trust
4.173% due 05/25/2046 •	812	724

Manhattan West Mortgage Trust
2.130% due 09/10/2039	2,000	1,928

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •	43	4
6.000% due 02/25/2036	494	196

Merrill Lynch Mortgage Investors Trust
5.170% due 02/25/2036 ~	24	23
5.900% due 02/25/2033 ~	1	1
7.000% due 05/25/2033 ~	4	4

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ	136	44

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$810	$786
2.750% due 11/25/2059 ~		665	639

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •		2,300	2,297

OBX Trust
3.000% due 01/25/2052 ~		444	385
4.443% due 06/25/2057 •		160	158
6.465% due 10/25/2063 þ		1,107	1,115
7.159% due 10/25/2063 þ		1,280	1,291

PMT Loan Trust
2.500% due 07/25/2051 ~		1,599	1,332

RALI Trust
4.153% due 06/25/2046 •		272	55
4.788% due 10/25/2037 ~		244	195
5.359% due 08/25/2035 •		100	77
6.250% due 02/25/2037		997	827

Residential Asset Securitization Trust
4.193% due 01/25/2046 •		46	12
5.750% due 02/25/2036		677	451

Sequoia Mortgage Trust
4.190% due 07/20/2036 •		39	34
4.490% due 07/20/2033 •		7	7

Structured Adjustable Rate Mortgage Loan Trust
4.443% due 08/25/2035 ~		40	35
4.676% due 09/25/2035 ~		30	27
5.939% due 02/25/2034 ~		1	1

Structured Asset Mortgage Investments II Trust
3.913% due 08/25/2036 •		550	491
4.213% due 05/25/2036 •		23	16
4.233% due 05/25/2036 •		61	51
4.233% due 09/25/2047 •		100	91
4.371% due 07/19/2034 •		1	1

Structured Asset Securities Corp.
4.073% due 01/25/2036 •		929	777

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •		481	405

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		142	31

Thornburg Mortgage Securities Trust
5.043% due 06/25/2037 •		37	35
5.736% due 06/25/2037 •		86	75
5.786% due 06/25/2047 •		18	17

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		771	705
2.710% due 01/25/2060 ~		481	465
2.900% due 10/25/2059 ~		2,651	2,552

Verus Securitization Trust
7.070% due 10/25/2068 þ		884	891

WaMu Mortgage Pass-Through Certificates Trust
4.030% due 02/27/2034 •		3	3
4.135% due 09/25/2036 ~		103	89
4.260% due 12/25/2036 ~		234	217
4.373% due 07/25/2045 •		234	226
4.413% due 01/25/2045 •		4	4
4.431% due 12/25/2035 ~		72	67
4.513% due 10/25/2045 •		276	268
5.718% due 06/25/2033 ~		1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
4.799% due 07/25/2046 •		27	17
6.500% due 03/25/2036		1,162	780

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		38	33
6.000% due 06/25/2037		63	58

			70,985

SOVEREIGN ISSUES 0.0%

Colombia Government International Bonds
1.000% due 03/26/2031	COP	459,700	97

Colombia TES
1.000% due 11/28/2040		230,800	61

			158

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 53.9%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051	$507	$429
3.500% due 10/01/2039	151	145
5.500% due 06/01/2053 - 08/01/2053	4,151	4,182
6.000% due 12/01/2053 - 06/01/2054	4,554	4,657
6.500% due 09/01/2053 - 05/01/2055	63,774	66,037

Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)	116	5
4.146% due 01/15/2038 •	116	114
4.387% due 12/15/2037 •	4	4
4.602% due 11/25/2054 •	5,127	5,161
4.612% due 03/25/2055 •	2,608	2,639
4.662% due 02/25/2055 •	2,135	2,154
4.762% due 07/25/2055 •	2,694	2,710
5.062% due 03/25/2055 •	3,194	3,221
5.112% due 06/25/2055 •	3,005	3,037

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 •	26	24

Federal National Mortgage Association
3.000% due 10/01/2049 - 03/01/2060	2,176	1,912
3.500% due 10/01/2034 - 01/01/2059	2,807	2,584
4.000% due 06/01/2048 - 07/01/2053	4,704	4,461
5.500% due 06/01/2053 - 07/01/2053	5,485	5,529
5.754% due 12/01/2034 •	4	4
6.000% due 06/01/2054 - 08/01/2054	7,713	7,868
6.232% due 11/01/2034 •	7	8
6.500% due 10/01/2053 - 06/01/2055	40,168	41,623

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	6	6

Federal National Mortgage Association REMICS
4.176% due 06/25/2036 •	9	9
4.762% due 07/25/2055 •	2,040	2,052
6.000% due 04/25/2043	6	6
6.500% due 11/25/2042	38	39

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	26	27

Government National Mortgage Association
3.000% due 01/20/2052 - 11/20/2055	22,854	20,433
3.500% due 05/20/2052 - 03/20/2055	111,900	102,981
5.625% due 05/20/2028 - 06/20/2030 •	5	5

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	11	11
4.633% due 07/20/2066 - 11/20/2066 •	777	781
6.000% due 08/20/2034	109	109

Government National Mortgage Association, TBA
2.500% due 04/01/2056 - 05/01/2056	5,100	4,386
3.000% due 05/01/2056	25,000	22,303
6.500% due 05/01/2056	68,100	70,577

U.S. Small Business Administration
5.600% due 09/01/2028	15	15

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	13,100	11,489
4.500% due 05/01/2056 - 06/01/2056	110,050	106,077
5.000% due 05/01/2056 - 06/01/2056	463,300	456,306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 04/01/2056 - 05/01/2056	$32,400	$33,493

		989,613

U.S. TREASURY OBLIGATIONS 8.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	500	322
2.000% due 08/15/2051 (p)	200	114
2.250% due 08/15/2049 (n)	4,425	2,753
2.375% due 11/15/2049 (n)	1,575	1,004
3.000% due 02/15/2048 (n)(p)	3,800	2,803
3.000% due 08/15/2048 (n)(p)	1,325	973
3.375% due 11/15/2048 (n)(p)	14,500	11,367
4.125% due 08/15/2044 (n)(p)	39,575	35,915
4.500% due 11/15/2054	42,500	39,714
4.625% due 02/15/2046 (l)	900	868
4.625% due 02/15/2055 (n)(p)	24,300	23,183
4.750% due 02/15/2056	500	488
4.875% due 08/15/2045 (p)	542	540

U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (n)	3,635	3,772
3.875% due 04/15/2029 (n)	2,967	3,202
0.125% due 07/15/2031 (n)	3,883	3,629
0.125% due 01/15/2032 (n)	1,994	1,836
0.375% due 07/15/2027 (n)	4,919	4,919
0.500% due 01/15/2028 (n)	5,406	5,365
0.625% due 07/15/2032 (n)	560	529
1.125% due 01/15/2033 (n)	8,079	7,784

U.S. Treasury Notes
3.500% due 02/15/2033 (n)(p)	800	770
4.000% due 02/15/2034 (n)(p)	4,300	4,242
4.125% due 02/15/2036 (p)	3,400	3,347
4.250% due 05/15/2035 (n)(p)	700	699
4.250% due 08/15/2035 (p)	800	797

		160,935

Total United States (Cost $1,387,970)		1,367,145

SHORT-TERM INSTRUMENTS 4.2%

COMMERCIAL PAPER 2.3%

AES Corp.
4.150% due 04/02/2026	$1,600	1,600

Alimentation Couche-Tard, Inc.
4.050% due 04/10/2026	450	449
4.100% due 04/21/2026	2,950	2,943

AMETEK, Inc.
3.900% due 04/09/2026	900	899

Becton Dickinson & Co.
3.880% due 04/01/2026	250	250

Constellation Energy Generation LLC
4.030% due 04/24/2026	1,200	1,196

Crown Castle, Inc.
4.300% due 04/21/2026	2,850	2,843

Elevance Health, Inc.
4.050% due 04/01/2026	150	150
4.050% due 04/13/2026	1,050	1,048

Enbridge U.S., Inc.
3.910% due 04/13/2026	800	799

HCA, Inc.
4.200% due 05/11/2026	6,250	6,219
4.250% due 05/13/2026	4,050	4,029

Jabil, Inc.
4.050% due 04/08/2026	250	250
4.050% due 04/16/2026	300	299
4.150% due 05/13/2026	2,950	2,934

Jones Lang LaSalle Finance BV
4.030% due 04/09/2026	1,600	1,598

Keurig Dr. Pepper, Inc.
3.970% due 04/15/2026	1,300	1,298
4.100% due 04/09/2026	300	300

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NextEra Energy Capital Holdings, Inc.
3.800% due 04/07/2026		$400	$400
4.020% due 04/20/2026		550	549

Phillips 66
4.000% due 04/01/2026		1,450	1,450
4.000% due 04/02/2026		2,500	2,499
4.050% due 04/08/2026		1,700	1,698
4.100% due 04/08/2026		3,850	3,847
4.400% due 05/29/2026		3,000	2,980

			42,527

		SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		817,170	817

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (k) 0.5%

			9,556

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	2,650	43

NIGERIA TREASURY BILLS 0.5%
31.832% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	14,667,182	10,139

SOUTH AFRICA TREASURY BILLS 0.7%
7.387% due 04/22/2026 - 08/05/2026 (c)(d)	ZAR	237,280	13,818

U.S. TREASURY BILLS 0.2%
3.675% due 04/14/2026 - 05/26/2026 (c)(d)(p)		$2,859	2,848

Total Short-Term Instruments (Cost $78,583)			79,748

Total Investments in Securities (Cost $2,441,278)			2,417,490

		SHARES
INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III		8,526,609	83,041

Total Short-Term Instruments (Cost $83,032)			83,041

Total Investments in Affiliates (Cost $83,032)			83,041

Total Investments 136.1% (Cost $2,524,310)			$2,500,531

Financial Derivative Instruments (m)(o) 1.1% (Cost or Premiums, net $23,226)			20,735

Other Assets and Liabilities, net (37.2)%			(684,157)

Net Assets 100.0%			$1,837,109

162	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	5.860%	10/21/2026	10/27/2025	$324	$324	0.02%
Dorchester LLC	4.610	01/04/2027	12/10/2025	818	809	0.04
Fennovoima OYJ	0.600	07/10/2028	07/16/2025	345	344	0.02
Fennovoima OYJ	4.461	07/10/2028	07/16/2025	314	314	0.02
Fennovoima OYJ	4.477	07/10/2028	07/16/2025	658	661	0.03

				$2,459	$2,452	0.13%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	1.980%	07/10/2025	TBD	(2)	EUR	3,494	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(3,928)	$4,039	$4,099
MYI	1.960	07/11/2025	TBD	(2)		4,773	French Republic Government Bonds OAT 3.000% due 06/25/2049	(5,364)	5,517	5,597
							Cash	(293)

Total Repurchase Agreements								$(9,585)	$9,556	$9,696

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
MSC	1.750%	03/30/2026	04/06/2026	$(863)	$(863)

Total Reverse Repurchase Agreements					$(863)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales
France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	9,700	$(9,694)	$(9,329)

Total France					(9,694)	(9,329)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales(4)
United States (19.5)%
U.S. Government Agencies (19.5)%
Government National Mortgage Association, TBA	3.500%	04/01/2056	$	30,400	$(28,080)	$(27,888)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041		16,700	(15,496)	(15,366)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056		59,900	(49,279)	(48,262)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056		95,000	(76,104)	(76,501)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056		3,200	(2,680)	(2,690)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056		7,400	(6,746)	(6,769)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056		10,600	(10,686)	(10,635)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056		32,000	(32,584)	(32,572)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2056		66,700	(68,945)	(68,952)
Uniform Mortgage-Backed Security, TBA	6.500	06/01/2056		66,800	(69,118)	(69,050)

Total United States					(359,718)	(358,685)

Total Short Sales (20.0)%					$(369,412)	$(368,014)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BRC	$4,099	$0	$0	$0	$4,099	$(3,928)	$171
MSC	0	(863)	0	0	(863)	868	5
MYI	5,597	0	0	0	5,597	(5,657)	(60)

Master Securities Forward Transaction Agreement
DUB	0	0	0	(9,329)	(9,329)	0	(9,329)

Total Borrowings and Other Financing Transactions	$9,696	$(863)	$0	$(9,329)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(863)	$0	$0	$(863)

Total Borrowings	$0	$(863)	$0	$0	$(863)

Payable for reverse repurchase agreements					$(863)

(l)	Securities with an aggregate market value of $868 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,162) at a weighted average interest rate of 3.911%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $(261) of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	17	$17	$(7)	$(18)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	17	17	(6)	(2)

						$(13)	$(20)

164	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	29	$29	$(10)	$(11)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	29	29	(6)	(4)

					$(16)	$(15)

Total Written Options					$(29)	$(35)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	4,080	$1,145,720	$(4,059)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	87	6,222	(24)	28	0
Euro-BTP Future June Futures	06/2026	763	102,549	(3,525)	1,235	0
Long Guilt June Futures	06/2026	322	37,416	(1,546)	281	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,116	120,729	(1,762)	157	0
U.S. Treasury 10-Year Note June Futures	06/2026	293	32,537	(561)	69	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	452	51,309	(1,114)	134	0
U.S. Treasury Long-Term Bond June Futures	06/2026	15	1,708	(56)	5	0

				$(12,647)	$1,909	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	1,026	$(76,278)	$467	$0	$(718)
Canada Government 5-Year Bond June Futures	06/2026	381	(31,083)	429	0	(88)
Canada Government 10-Year Bond June Futures	06/2026	88	(7,592)	152	0	(30)
Euro-Bobl June Futures	06/2026	532	(70,979)	1,332	0	(283)
Euro-Bund June Futures	06/2026	802	(116,236)	2,442	0	(843)
Euro-Buxl 30-Year Bond June Futures	06/2026	12	(1,529)	18	0	(28)
Euro-Oat June Futures	06/2026	1,034	(141,852)	4,499	0	(1,315)
Euro-Schatz June Futures	06/2026	1,425	(174,179)	1,689	8	(231)
Japan Government 10-Year Bond June Futures	06/2026	293	(240,577)	2,883	56	(517)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	185	(21,564)	723	0	(40)

				$14,634	$64	$(4,093)

Total Futures Contracts				$1,987	$1,973	$(4,093)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.263%	EUR	1,000	$(8)	$(10)	$(18)	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.354	$	300	13	(9)	4	0	0

							$5	$(19)	$(14)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035		$42,942	$(345)	$257	$(88)	$0	$(148)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		85,300	126	(147)	(21)	0	(291)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	59,800	(980)	9	(971)	0	(84)

						$(1,199)	$119	$(1,080)	$0	$(523)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$7,110	$154	$(24)	$130	$13	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	746,609	16,413	(2,933)	13,480	1,462	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	350,300	5,888	275	6,163	759	0

					$22,455	$(2,682)	$19,773	$2,234	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(1,813)	$(2,398)	$93	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		500	2	(5)	(3)	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		2,900	32	24	56	0	(6)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		136,820	(1,508)	(1,192)	(2,700)	298	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		5,030	(22)	(192)	(214)	16	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		66,230	(2,171)	(731)	(2,902)	198	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		3,030	9	136	145	0	(13)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		13,300	(833)	137	(696)	53	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		2,700	11	167	178	0	(13)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		6,450	316	128	444	0	(30)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028	JPY	68,228,000	498	160	658	0	(330)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		830,000	(170)	(10)	(180)	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		930,000	(143)	2	(141)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		10,390,000	(1,118)	(190)	(1,308)	120	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		20,610,000	525	253	778	0	(267)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		8,080,000	(143)	(2,245)	(2,389)	115	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(112)	(2,523)	(2,635)	101	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	(98)	(7)	(105)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(2,991)	(237)	(3,228)	114	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		7,070,150	(466)	(2,697)	(3,163)	145	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		290,000	(4)	(94)	(98)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	2,686	38	2,724	0	(34)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,263,500	(1,972)	4	(1,968)	16	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	269	(4)	265	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	380	(7)	373	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	640	(12)	628	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,260,000	476	973	1,449	1	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	147,909	28	2,135	2,163	0	(582)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		76,000	(170)	585	415	0	(301)
Receive(7)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	207,210	24	151	175	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$10,300	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	604	(600)	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		12,200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	219	219	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	203	(211)	(8)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		211,950	4,336	(2,870)	1,466	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		49,900	250	(246)	4	18	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	96	96	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		10,940	(40)	67	27	0	(5)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		37,400	(487)	64	(423)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,900	552	(272)	280	0	(12)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		35,309	115	235	350	0	(35)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		1,200	0	8	8	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		1,800	0	11	11	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		84,500	1,156	(635)	521	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		91,400	150	349	499	0	(96)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		12,800	(252)	34	(218)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		10,940	(1,412)	37	(1,375)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(1,891)	(2,198)	65	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		1,300	0	11	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,800	(8)	87	79	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,750	(6)	(1)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		3,650	(13)	(4)	(17)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,800	(5)	(7)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,800	(11)	(22)	(33)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		22,700	928	246	1,174	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		3,700	7	50	57	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		3,800	(3)	43	40	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		6,372	16	44	60	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		29,000	(567)	805	238	0	(25)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.621	Annual	11/15/2035		5,100	0	92	92	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.631	Annual	11/15/2035		2,800	0	48	48	0	(2)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		1,600	0	17	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		70,920	(503)	1,093	590	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		3,200	0	28	28	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		57,920	(897)	241	(656)	0	(47)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		18,010	37	157	194	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		500	0	6	6	1	0

166	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.700%	Annual	02/20/2049		$200	$1	$13	$14	$0	$0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		3,600	0	101	101	13	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		500	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		9,300	130	91	221	33	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		8,528	63	48	111	30	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,704	281	1,985	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		1,900	0	60	60	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,200	0	126	126	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		8,030	0	39	39	30	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		3,400	0	14	14	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		5,270	0	9	9	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		9,900	0	634	634	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		2,400	0	138	138	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		2,400	0	137	137	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		2,900	0	139	139	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		5,000	0	314	314	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,450	155	64	219	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		2,119	8	71	79	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		1,419	(25)	44	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		2,657	(1)	86	85	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,800	357	66	423	14	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		914	(10)	31	21	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		30,600	2,034	(5)	2,029	117	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		400	0	6	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,820	152	(18)	134	23	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	222,400	0	(721)	(721)	258	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		270,000	0	(495)	(495)	313	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031	CHF	48,400	(228)	49	(179)	220	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		4,800	(43)	6	(37)	22	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	517,580	4	(34)	(30)	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	149,400	(15)	647	632	154	0
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		44,100	0	202	202	45	0
Pay(7)	3-Month PLN-WIBOR	5.200	Annual	03/23/2036		39,200	0	(4)	(4)	0	(43)
Pay(7)	3-Month PLN-WIBOR	5.230	Annual	04/02/2036		31,700	0	4	4	4	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031	SEK	615,600	(226)	(800)	(1,026)	364	0
Pay(7)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		81,600	17	(90)	(73)	51	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	169	(153)	5	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		363,000	(3,507)	(12,027)	(15,534)	2,060	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		64,300	1,809	450	2,259	0	(367)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	(353)	(357)	78	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		500	5	(18)	(13)	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	22	(121)	(99)	33	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		68,600	459	(3,304)	(2,845)	612	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		16,900	273	(751)	(478)	153	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		27,600	(99)	(1,119)	(1,218)	256	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	812,800	14	(258)	(244)	0	(54)
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		241,300	0	(88)	(88)	0	(16)
Receive(7)	6-Month CZK-PRIBOR	4.700	Annual	03/23/2036		216,000	0	6	6	15	0
Receive(7)	6-Month CZK-PRIBOR	4.720	Annual	04/02/2036		168,000	0	(2)	(2)	0	(2)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	(104)	144	8	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(30)	(36)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(12)	(54)	(66)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(35)	(47)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(50)	(60)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(23)	(28)	1	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		430,600	(1,680)	(4,758)	(6,438)	894	0
Pay(7)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		384,400	250	(1,999)	(1,749)	393	0
Receive(7)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		390,800	(273)	2,081	1,808	0	(442)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(262)	(262)	26	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(511)	(511)	63	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		155,500	3,661	(6)	3,655	0	(777)
Pay(7)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	168	(655)	142	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		143,950	(2,868)	(2,369)	(5,237)	1,271	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,100	(78)	(515)	(593)	7	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	196	196	0	(2)
Receive(7)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		90,000	1,252	(1,631)	(379)	0	(47)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		48,840	814	417	1,231	0	(545)
Pay	06-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	692,900	(2,058)	(654)	(2,712)	253	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	06-Month NOK-NIBOR	4.500%	Annual	09/16/2031	NOK	9,300	$0	$(3)	$(3)	$4	$0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(162)	(162)	2	0
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	8,400	(1)	88	87	0	0
Pay	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	461	459	2	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		9,300	73	1	74	2	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(698)	298	(400)	10	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	184	256	0	(5)

							$(2,196)	$(35,147)	$(37,343)	$9,733	$(4,294)

Total Swap Agreements							$19,065	$(37,729)	$(18,664)	$11,968	$(4,817)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,034	$11,968	$15,002	$(35)	$(4,093)	$(4,817)	$(8,945)

(n)

Securities with an aggregate market value of $62,150 and cash of $14,362 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $17 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $1,061 for closed futures is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	105,408		$76,951	$1,175	$0
	04/2026	SGD	49		39	1	0

BOA	04/2026	BRL	4,500		862	0	(7)
	04/2026	CNH	10,717		1,553	0	(3)
	04/2026	COP	5,181,379		1,350	0	(59)
	04/2026	EUR	8,584	RON	43,937	23	0
	04/2026		19,850		$23,031	87	0
	04/2026	INR	200,734		2,140	20	0
	04/2026	KRW	1,210,345		827	22	0
	04/2026	PLN	9,800		2,651	11	0

168	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	RON	17,008	EUR	3,326	$0	$(4)
	04/2026	SGD	4,464		$3,492	20	0
	04/2026	THB	110,093		3,526	183	0
	04/2026		$858	BRL	4,500	11	0
	04/2026		13	CAD	18	0	0
	04/2026		550	CNH	3,790	1	0
	04/2026		3,785	COP	13,936,499	4	0
	04/2026		1,386	CZK	29,174	0	(12)
	04/2026		3,372	EUR	2,895	0	(26)
	04/2026		1,609	GBP	1,207	0	(11)
	04/2026		2,006	INR	188,687	2	0
	04/2026		627	MXN	11,557	17	0
	04/2026		876	PLN	3,234	0	(5)
	04/2026		548	RON	2,363	0	(13)
	04/2026	ZAR	19,193		$1,094	0	(39)
	05/2026		$1,820	CNY	12,639	15	0
	05/2026		198	RON	862	0	(3)
	06/2026	ILS	14,161		$4,584	70	0
	06/2026	MXN	55,147		3,076	18	0
	06/2026		$71	BRL	377	1	0
	06/2026		139	CNY	961	0	0
	06/2026		771	ILS	2,406	0	(5)
	06/2026		190	PEN	657	0	(2)
	07/2026		1,276	CNY	8,742	0	(2)
	09/2026	COP	13,936,499		$3,647	0	(7)
	10/2026	BRL	4,800		878	0	(10)

BPS	04/2026		85,649		15,910	0	(625)
	04/2026	CNH	3,658		532	1	0
	04/2026	CNY	3,862		560	1	0
	04/2026	COP	7,619,859		1,989	0	(83)
	04/2026	GBP	2,333		3,094	6	0
	04/2026	ILS	13,972		4,525	81	0
	04/2026	INR	3,307,676		35,560	545	(41)
	04/2026	KRW	19,777,347		13,330	183	(5)
	04/2026	NZD	23,607		13,963	397	0
	04/2026	PLN	2,638		709	0	(2)
	04/2026	SGD	491		384	2	0
	04/2026	THB	383,545		11,864	225	(5)
	04/2026	TWD	2,823,232		89,306	1,128	0
	04/2026		$6,440	AUD	9,187	0	(102)
	04/2026		16,361	BRL	85,649	174	0
	04/2026		551	CNY	3,862	8	0
	04/2026		3,710	GBP	2,760	0	(57)
	04/2026		18,898	IDR	319,765,682	1	(62)
	04/2026		3,334	ILS	10,559	25	0
	04/2026		26,250	INR	2,470,690	41	0
	04/2026		1,041	JPY	166,000	5	0
	04/2026		2,206	KRW	3,295,124	5	(19)
	04/2026		7,838	PLN	28,256	0	(226)
	04/2026		455	RON	1,963	0	(10)
	04/2026		218	SGD	280	0	0
	04/2026		7	THB	221	0	0
	04/2026		131,037	TWD	4,146,476	0	(1,526)
	04/2026	ZAR	39,570		$2,337	1	0
	05/2026	ILS	10,548		3,334	0	(25)
	05/2026	INR	822,184		8,690	0	(36)
	05/2026	SGD	280		218	0	0
	05/2026	TWD	188,892		5,862	0	(26)
	05/2026		$3,400	BRL	17,847	25	0
	05/2026		4,843	CNY	33,609	39	0
	05/2026		4,355	IDR	74,137,948	11	0
	05/2026		41,090	INR	3,891,468	207	0
	05/2026		616	KWD	188	0	(9)
	05/2026		384	SGD	490	0	(2)
	05/2026		870	THB	28,561	0	(2)
	06/2026	TWD	3,830,706		$121,164	1,922	0
	06/2026		$849	BRL	4,510	11	0
	06/2026		3,456	CNY	23,704	0	(6)
	06/2026		2,970	IDR	50,018,823	0	(29)
	06/2026		392	KWD	120	0	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	169

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$1,337	MXN	23,177	$0	$(51)
	06/2026		577	TWD	18,520	0	(1)
	07/2026	BRL	13,100		$2,434	0	(44)
	07/2026		$4,171	BRL	22,409	67	0
	07/2026		273	KWD	83	0	(3)
	08/2026	CZK	12,758	EUR	524	7	0
	08/2026		$1,740	INR	165,508	0	(8)
	10/2026	BRL	32,000		$5,837	0	(85)
	01/2027		$89,268	TWD	2,802,619	0	(2,146)
	06/2027		271	KWD	82	0	(4)
	05/2029	KWD	748		$2,572	123	0
	07/2029		149		511	24	0
	05/2030		677		2,330	106	0

BRC	04/2026	CAD	128		92	0	0
	04/2026	EUR	9,384	RON	48,047	44	0
	04/2026	GBP	6,132		$8,293	177	0
	04/2026	HKD	9,575		1,224	1	0
	04/2026	INR	134,986		1,418	0	(18)
	04/2026	RON	19,599	EUR	3,834	0	(12)
	04/2026		1,800		$405	0	(3)
	04/2026	TRY	1,653,299		36,458	0	(352)
	04/2026		$14	NOK	132	0	0
	04/2026		2,883	PLN	10,375	0	(88)
	04/2026		4,470	SEK	40,554	0	(186)
	04/2026		26,275	TRY	1,204,426	197	0
	04/2026	ZAR	81,016		$4,869	128	(41)
	05/2026	TRY	152,574		3,273	0	(21)
	05/2026		$92	CAD	128	0	0
	05/2026		16	CHF	13	0	0
	05/2026		1,119	TRY	51,915	1	0
	06/2026	ILS	3,500		$1,127	12	0
	07/2026	ZAR	29,121		1,646	0	(60)
	01/2027	DKK	16,434		2,589	14	0

BSH	04/2026	BRL	65,800		11,835	0	(868)
	04/2026		$12,670	BRL	65,800	33	0
	04/2026		97,191	GBP	73,010	0	(555)
	04/2026		1,398	JPY	223,252	8	0
	04/2026		31,674	NZD	54,865	0	(145)
	04/2026		10,193	PLN	36,870	0	(262)
	05/2026	GBP	73,010		$97,187	555	0
	05/2026	JPY	222,580		1,398	0	(8)
	05/2026	NZD	54,865		31,709	148	0
	06/2026		$93	PEN	321	0	(1)
	07/2026	PEN	17,149		$5,093	192	0
	09/2026		$93	PEN	322	0	(2)
	10/2026	BRL	70,100		$12,940	0	(35)
	12/2026	PEN	5,235		1,547	63	0
	01/2027		2,705		797	30	0

CBK	04/2026	AUD	2,622		1,840	31	0
	04/2026	CNH	3,651		529	0	(1)
	04/2026	COP	530,980		139	0	(5)
	04/2026	EUR	46,037		53,269	57	0
	04/2026	GBP	2,336		3,128	36	0
	04/2026	INR	4,447,396		47,979	931	0
	04/2026	KRW	26,708		18	0	0
	04/2026	NOK	21,255		2,191	2	(6)
	04/2026	SEK	10,720		1,152	20	0
	04/2026	THB	229		7	0	0
	04/2026	TWD	17,481		548	2	0
	04/2026		$1,715	AUD	2,395	0	(63)
	04/2026		1,661	CNH	11,447	1	0
	04/2026		1,378	CNY	9,517	0	0
	04/2026		4,249	COP	15,757,660	36	0
	04/2026		11,754	EUR	10,159	20	(32)
	04/2026		2,043	GBP	1,539	0	(6)
	04/2026		92,034	INR	8,474,478	36	(2,301)
	04/2026		1,128	JPY	177,000	0	(13)
	04/2026		2	THB	53	0	0
	04/2026		36,928	TWD	1,169,148	0	(425)
	04/2026		1,143	ZAR	19,451	5	0

170	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	CNY	90		$13	$0	$0
	05/2026	JPY	5		0	0	0
	05/2026		$2,830	AUD	4,130	18	0
	05/2026		1,504	CNY	10,404	8	0
	06/2026	COP	13,496,958		$3,533	0	(82)
	06/2026	IDR	22,104,422		1,313	13	0
	06/2026	ILS	3,670		1,190	21	0
	06/2026	TWD	1,168,926		36,928	546	0
	06/2026		$4,090	CNY	28,138	6	0
	06/2026		1,213	IDR	20,381,406	0	(15)
	06/2026		12,122	MXN	212,914	0	(314)
	07/2026	COP	8,647,822		$2,272	0	(25)
	07/2026	PEN	15,254		4,511	150	0
	07/2026		$376	CNY	2,572	0	(1)
	08/2026	INR	2,630,184		$28,065	538	0
	08/2026		$181	KZT	95,528	10	0
	09/2026	COP	14,795,098		$3,801	0	(77)
	09/2026	PEN	3,733		1,080	16	0
	09/2026		$1,151	COP	4,469,984	21	0
	09/2026		1,276	MXN	22,832	0	(21)
	10/2026	PEN	25,498		$7,513	260	0
	01/2027		5,367		1,586	67	0

DUB	04/2026	CNH	247,765		36,163	190	0
	04/2026	CZK	1,790		85	1	0
	04/2026	EUR	7,007	RON	35,795	11	0
	04/2026	HKD	46,464		$5,940	8	0
	04/2026	ILS	28,190		9,107	138	0
	04/2026	INR	949,328		10,086	59	(21)
	04/2026	RON	84,966	EUR	16,604	0	(53)
	04/2026		$90,006	AUD	131,205	518	0
	04/2026		12,848	CNH	88,854	52	0
	04/2026		2,806	EGP	139,979	0	(285)
	04/2026		17	HUF	5,810	0	0
	04/2026		8,851	INR	829,795	44	(90)
	04/2026		57,052	SGD	72,878	0	(368)
	04/2026		3,875	THB	126,544	0	(33)
	05/2026	AUD	131,205		$89,972	0	(519)
	05/2026	CNH	88,639		12,848	0	(53)
	05/2026	SGD	72,715		57,052	365	0
	06/2026	KZT	458,807		861	0	(78)
	06/2026	THB	126,287		3,875	22	0
	06/2026	TWD	455		14	0	0
	06/2026		$911	CNY	6,237	0	(4)
	06/2026		1,086	ILS	3,375	0	(11)
	07/2026		858	KZT	461,164	69	0
	07/2026	ZAR	21,377		$1,208	0	(45)
	08/2026		$72	KZT	38,485	5	0
	01/2027	DKK	20,500		$3,248	36	0

FAR	04/2026	AUD	45,991		32,594	863	0
	04/2026	CHF	7,742		10,031	349	0
	04/2026	GBP	71,613		96,777	1,990	0
	04/2026	JPY	210,325		1,346	21	0
	04/2026	SGD	437		346	6	0
	04/2026		$1,742	JPY	277,969	10	0
	04/2026		3,202	PLN	11,556	0	(89)
	04/2026		1,125	SEK	10,623	0	(3)
	04/2026		308	SGD	393	0	(2)
	04/2026		11,204	TWD	356,160	0	(78)
	05/2026	ILS	17,542		$5,543	0	(43)
	05/2026	JPY	277,130		1,742	0	(10)
	05/2026	SEK	10,605		1,125	3	0
	05/2026	SGD	393		308	2	0
	06/2026	ILS	10,080		3,270	57	0
	06/2026	PEN	9,082		2,663	64	0
	06/2026	TWD	356,171		11,204	117	0
	06/2026		$4,553	MXN	79,319	0	(155)
	08/2026	PEN	16,804		$4,970	171	0
	09/2026		8,611		2,530	76	0
	09/2026		$1,036	MXN	18,293	0	(30)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	171

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2026	BRL	193,669		$35,267	$0	$(2,122)
	04/2026	ILS	13,666		4,396	47	0
	04/2026	INR	40,821		448	16	0
	04/2026	MYR	5,816		1,481	43	0
	04/2026	PLN	4,757		1,291	10	0
	04/2026		$36,386	BRL	193,669	1,003	0
	04/2026		1,489	CNH	10,223	0	(5)
	04/2026		2,180	COP	8,108,800	25	0
	04/2026		10	HUF	3,502	0	0
	04/2026		512	IDR	8,651,203	0	(2)
	04/2026		1,058	INR	96,508	0	(39)
	04/2026		5,314	MXN	97,992	150	0
	04/2026		250	PLN	920	1	(3)
	04/2026		1,056	SGD	1,342	0	(13)
	04/2026		2,164	THB	71,013	0	(9)
	05/2026		44,307	BRL	239,943	1,734	0
	06/2026	BRL	1		$0	0	0
	06/2026	IDR	26,190,225		1,553	14	0
	06/2026	THB	70,887		2,164	1	0
	06/2026		$212	BRL	1,130	3	0
	06/2026		2,711	IDR	45,885,642	0	(14)
	06/2026		13,237	MXN	232,529	0	(342)
	07/2026	BRL	45,300		$8,408	0	(161)
	07/2026	COP	8,294,458		2,180	0	(23)
	07/2026		$17,036	BRL	92,221	408	0
	08/2026	ZAR	100,004		$5,610	0	(243)

IND	04/2026	DKK	10,359		1,594	0	(8)
	04/2026	EUR	258,120		304,785	6,436	0
	05/2026		$1,594	DKK	10,343	8	0

JPM	04/2026	BRL	21,300		$4,081	0	(31)
	04/2026	CNH	7,109		1,029	0	(3)
	04/2026	CZK	1,084		51	0	0
	04/2026	EUR	5,090	RON	26,012	7	0
	04/2026		4,963		$5,705	0	(32)
	04/2026	HKD	54,222		6,935	13	0
	04/2026	INR	303,767		3,232	24	0
	04/2026	PLN	16,459		4,492	65	(7)
	04/2026	RON	28,732	EUR	5,622	0	(8)
	04/2026	SGD	68,238		$54,147	1,072	0
	04/2026	THB	81,021		2,563	103	0
	04/2026	TRY	26,394		586	0	(8)
	04/2026		$4,032	BRL	21,300	80	0
	04/2026		13,511	CNH	93,492	63	0
	04/2026		51	HUF	17,081	0	0
	04/2026		3,170	INR	298,547	7	0
	04/2026		1,977	MXN	36,431	55	0
	04/2026		2,942	NZD	5,052	0	(38)
	04/2026		944	PLN	3,432	0	(20)
	04/2026		280	SGD	361	1	0
	04/2026		1,176	THB	37,043	0	(51)
	04/2026		586	TRY	26,418	8	0
	04/2026		60,939	TWD	1,932,364	0	(579)
	04/2026	ZAR	279,420		$16,632	159	(18)
	05/2026	AUD	4,365		2,992	0	(19)
	05/2026	CNH	93,263		13,511	0	(63)
	05/2026	DKK	18,635		2,865	0	(22)
	05/2026	EUR	917	RON	4,704	2	0
	05/2026	JPY	2,449		$15	0	0
	05/2026	RON	4,698	EUR	917	0	(1)
	05/2026	SGD	360		$280	0	(1)
	05/2026		$31,625	MXN	566,884	0	(116)
	06/2026	ILS	9,287		$3,006	46	0
	06/2026	MXN	61,145		3,408	18	0
	06/2026	THB	136,322		4,157	0	(2)
	06/2026	TWD	1,932,303		60,939	790	0
	06/2026		$27	IDR	451,839	0	0
	06/2026		732	ILS	2,275	0	(7)
	06/2026	ZAR	15,100		$852	0	(35)
	07/2026	BRL	13,200		2,440	0	(57)
	08/2026	CZK	36,429	EUR	1,493	18	0

172	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2026		$62	INR	5,794	$0	$(1)
	10/2026	BRL	9,100		$1,657	0	(27)
	01/2027	DKK	42,723		6,739	45	0

MBC	04/2026	AUD	21,121		14,556	0	(16)
	04/2026	CHF	1,030		1,299	11	0
	04/2026	EUR	271	RON	1,390	1	0
	04/2026		2,198		$2,550	9	0
	04/2026	GBP	4,482		6,003	70	0
	04/2026	JPY	231,710		1,490	30	0
	04/2026	KRW	2,902,800		1,968	38	0
	04/2026	PLN	4,046		1,153	63	0
	04/2026	SEK	40,465		4,334	60	0
	04/2026	SGD	2,457		1,920	10	0
	04/2026	THB	152,561		4,801	169	0
	04/2026		$5,371	AUD	7,700	0	(58)
	04/2026		1,055	CAD	1,441	0	(19)
	04/2026		2,653	CHF	2,093	0	(35)
	04/2026		1,638	DKK	10,364	0	(35)
	04/2026		3,720	EUR	3,231	15	0
	04/2026		7,427	GBP	5,564	0	(63)
	04/2026		4,236	JPY	674,178	12	0
	04/2026		7,720	KRW	11,296,954	0	(207)
	04/2026		1,594	MXN	29,415	46	0
	04/2026		1,810	NOK	17,415	6	(18)
	04/2026		12	PLN	43	0	0
	04/2026		196	RON	864	0	(1)
	04/2026		1,803	SGD	2,307	0	(9)
	05/2026	JPY	123,505		$775	0	(6)
	05/2026	NOK	5,932		606	0	(6)
	05/2026	RON	865		196	1	0
	05/2026	SGD	273		213	0	0
	05/2026	ZAR	29,853		1,717	0	(42)
	06/2026	MXN	16,528		915	0	(1)
	06/2026		$1,231	CNY	8,417	0	(6)

MYI	04/2026	BRL	8,724		$1,682	0	(2)
	04/2026	DKK	64,930		9,241	0	(802)
	04/2026	MYR	44		11	0	0
	04/2026	PLN	3,756		1,044	32	0
	04/2026	TWD	5,090,294		161,414	2,429	0
	04/2026		$1,671	BRL	8,724	13	0
	04/2026		118	CZK	2,478	0	(1)
	04/2026		889	PLN	3,167	0	(36)
	04/2026		19,502	TWD	625,811	37	0
	06/2026	IDR	384,075		$23	0	0
	06/2026	TWD	626,396		19,502	14	0
	06/2026		$728	CNY	5,021	2	0
	01/2027		161,414	TWD	5,051,910	0	(4,371)

NGF	04/2026		12	CNH	81	0	0
	04/2026		385	NOK	3,703	0	(3)
	04/2026		5,300	TRY	242,952	107	0
	05/2026		1,009		46,719	0	0

SCX	04/2026	CNY	9,523		$1,378	0	(1)
	04/2026	COP	24,354,077		6,361	0	(261)
	04/2026	JPY	165,412		1,060	18	0
	04/2026	KRW	6,173,932		4,044	0	(62)
	04/2026	NZD	36,310		21,709	843	0
	04/2026	SGD	5		4	0	0
	04/2026	THB	10,773		338	11	0
	04/2026		$75,172	CAD	104,076	0	(353)
	04/2026		3,758	GBP	2,816	0	(30)
	04/2026		7,985	INR	727,161	0	(306)
	04/2026		4,044	KRW	6,174,701	62	0
	04/2026		1,945	PLN	7,037	0	(49)
	04/2026		3,199	TWD	102,102	0	(9)
	05/2026	CAD	103,933		$75,172	351	0
	05/2026		$3,139	CNY	21,720	15	0
	06/2026		1,593		10,892	0	(7)
	06/2026		4,659	IDR	78,546,151	0	(41)
	07/2026		724	CNY	4,960	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	173

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	04/2026	EUR	6,183		$7,227	$88	$(7)
	04/2026	JPY	912,351		5,864	115	0
	04/2026	RON	16,396	EUR	3,217	1	0
	04/2026		8,224		$1,868	6	0
	04/2026	SGD	1,421		1,125	20	0
	04/2026		$8,718	CHF	6,946	18	(49)
	04/2026		9,523	CNH	64,981	0	(88)
	04/2026		370,563	EUR	321,066	591	(49)
	04/2026		3,764	RON	16,425	0	(44)
	05/2026	CHF	5,818		$7,284	0	(18)
	05/2026	EUR	319,249		368,990	0	(577)
	05/2026		$33	CNY	229	0	0
	05/2026		3,446	EUR	2,983	7	0
	06/2026	ILS	7,130		$2,311	38	0
	06/2026	PEN	11,355		3,370	120	0

SSB	04/2026	AUD	80,752		57,465	1,750	0
	04/2026	CHF	254		327	9	0
	04/2026	JPY	1,069		7	0	0

UAG	04/2026	CZK	2,191		104	1	0
	04/2026	PLN	8,105		2,203	19	0
	04/2026		$185	CZK	3,900	0	(1)
	04/2026		10,927	PLN	39,588	1	(264)
	05/2026		1,507	SGD	1,939	5	0
	06/2026	ILS	11,573		$3,744	56	0
	06/2026	MXN	21,079		1,175	6	0
	09/2026	COP	76,108,477		19,776	0	(176)

Total Forward Foreign Currency Contracts						$36,554	$(25,727)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	5,998	$9	$9
	Call - OTC USD versus HKD		7.800	08/24/2026	8,927	12	13
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,310	54	16
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,182	8	4
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	6,606	47	26

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	2,242	8	1

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,091	2	2

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	5,128	7	8
	Call - OTC USD versus HKD		7.800	08/24/2026	2,669	4	4
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	10,259	94	30
	Put - OTC USD versus KRW		1,400.000	07/10/2026	10,260	82	31

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	4,005	16	0

Total Purchased Options						$343	$144

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	5,998	$(3)	$(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	8,927	(4)	(4)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,310	(19)	(4)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,182	(3)	(1)
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	6,606	(47)	(41)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,091	(1)	(1)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	5,128	(2)	(2)
	Call - OTC USD versus HKD		7.850	08/24/2026	2,669	(1)	(1)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	10,259	(32)	(8)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	10,260	(27)	(8)

						$(139)	$(72)

174	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	11,200	$ (37)	$(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	11,200	(37)	(63)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	1,600	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	1,600	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,600	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,600	(6)	(5)

							$(95)	$(96)

Total Written Options							$(234)	$(168)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$	4,400	$(147)	$34	$0	$(113)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324		4,400	(162)	31	0	(131)

								$(309)	$65	$0	$(244)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)		Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
											Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	2.033%		$	800	$(8)	$2	$0	$(6)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		1,435	0	8	8	0

									$(8)	$10	$8	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	300	$70	$(10)	$60	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,100	1,061	(40)	1,021	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		600	136	(16)	120	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,500	527	(27)	500	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,400	1,416	(135)	1,281	0

							$3,210	$(228)	$2,982	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered 1-Day	Maturity	03/17/2032	$4,152	JPY	656,100	$11	$2	$13	$0

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	73,903		11,085,500	946	(5)	941	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	175

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	37,332		5,898,400	$171	$14	$185	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	13,961		2,050,000	58	14	72	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	16,714	GBP	12,567	(64)	(33)	0	(97)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	104,052	JPY	16,128,000	67	(48)	19	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,565		230,000	2	0	2	0

								$1,191	$(56)	$1,232	$(97)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	2,400	$(3)	$0	$0	$(3)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

CBK	Receive	01-Day SGD-SIBCSORA Compounded-OIS	N/A	0.822	Semi-Annual	08/26/2026	SGD	170	$0	$3	$3	$0

Total Swap Agreements									$4,081	$(206)	$4,225	$(350)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$1,176	$0	$0	$1,176	$0	$0	$0	$0	$1,176	$(1,060)	$116
BOA	505	68	60	633	(208)	(129)	(3)	(340)	293	(320)	(27)
BPS	5,371	1	1,021	6,393	(5,245)	0	0	(5,245)	1,148	(430)	718
BRC	574	0	0	574	(781)	0	0	(781)	(207)	0	(207)
BSH	1,029	0	0	1,029	(1,876)	0	0	(1,876)	(847)	682	(165)
CBK	2,851	0	1,077	3,928	(3,387)	0	(6)	(3,393)	535	291	826
DUB	1,518	0	8	1,526	(1,560)	0	0	(1,560)	(34)	(10)	(44)
FAR	3,729	0	257	3,986	(410)	0	0	(410)	3,576	(3,929)	(353)
GLM	3,455	2	21	3,478	(2,976)	(20)	(97)	(3,093)	385	504	889

176	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
GST	$0	$0	$500	$500	$0	$0	$0	$0	$500	$(280)	$220
IND	6,444	0	0	6,444	(8)	0	0	(8)	6,436	(8,810)	(2,374)
JPM	2,576	0	1,281	3,857	(1,146)	0	0	(1,146)	2,711	(2,580)	131
MBC	541	73	0	614	(522)	(19)	0	(541)	73	0	73
MYC	0	0	0	0	0	0	(244)	(244)	(244)	309	65
MYI	2,527	0	0	2,527	(5,212)	0	0	(5,212)	(2,685)	2,048	(637)
NGF	107	0	0	107	(3)	0	0	(3)	104	(260)	(156)
SCX	1,300	0	0	1,300	(1,120)	0	0	(1,120)	180	0	180
SOG	1,004	0	0	1,004	(832)	0	0	(832)	172	(100)	72
SSB	1,759	0	0	1,759	0	0	0	0	1,759	(2,140)	(381)
UAG	88	0	0	88	(441)	0	0	(441)	(353)	280	(73)

Total Over the Counter	$36,554	$144	$4,225	$40,923	$ (25,727)	$ (168)	$(350)	$(26,245)

(p)

Securities with an aggregate market value of $4,114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	177

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,034	$3,034
Swap Agreements	0	2,235	0	0	9,733	11,968

	$0	$2,235	$0	$0	$12,767	$15,002

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,554	$0	$36,554
Purchased Options	0	0	0	144	0	144
Swap Agreements	0	2,990	0	1,232	3	4,225

	$0	$2,990	$0	$37,930	$3	$40,923

	$0	$5,225	$0	$37,930	$12,770	$55,925

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$35	$35
Futures	0	0	0	0	4,093	4,093
Swap Agreements	0	523	0	0	4,294	4,817

	$0	$523	$0	$0	$8,422	$8,945

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,727	$0	$25,727
Written Options	0	0	0	72	96	168
Swap Agreements	0	250	0	97	3	350

	$0	$250	$0	$25,896	$99	$26,245

	$0	$773	$0	$25,896	$8,521	$35,190

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$694		$694
Futures	0	0	0	0	14,534		14,534
Swap Agreements	0	7,579	0	0	(2,209)		5,370

	$0	$7,579	$0	$0	$13,019		$20,598

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(43,304)	$0		$(43,304)
Purchased Options	0	0	0	91	(356)		(265)
Written Options	0	0	0	757	1,815		2,572
Swap Agreements	0	501	0	2,486	(248)		2,739

	$0	$501	$0	$(39,970)	$1,211		$(38,258)

	$0	$8,080	$0	$(39,970)	$14,230		$(17,660)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(5)		$(5)
Futures	0	0	0	0	(326)		(326)
Swap Agreements	0	(473)	0	0	(22,200)		(22,673)

	$0	$(473)	$0	$0	$(22,531)	$	((23,004)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,089	$0		$18,089
Purchased Options	0	0	0	(53)	(128)		(181)
Written Options	0	0	0	63	3		66
Swap Agreements	0	(393)	0	(6)	273		(126)

	$0	$(393)	$0	$18,093	$148		$17,848

	$0	$(866)	$0	$18,093	$(22,383)		$(5,156)

178	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$193	$0	$193
Australia
Corporate Bonds & Notes	0	8,941	0	8,941
Non-Agency Mortgage-Backed Securities	0	0	17,939	17,939
Sovereign Issues	0	42,967	0	42,967
Brazil
Sovereign Issues	0	34,366	0	34,366
Bulgaria
Sovereign Issues	0	3,603	0	3,603
Canada
Corporate Bonds & Notes	0	38,543	0	38,543
Sovereign Issues	0	37,294	0	37,294
Cayman Islands
Asset-Backed Securities	0	43,639	0	43,639
Corporate Bonds & Notes	0	6,899	1,629	8,528
Sovereign Issues	0	506	0	506
Chile
Sovereign Issues	0	1,013	0	1,013
China
Sovereign Issues	0	353	0	353
Colombia
Sovereign Issues	0	39,040	0	39,040
Costa Rica
Sovereign Issues	0	6,232	0	6,232
Denmark
Corporate Bonds & Notes	0	20,641	0	20,641
Egypt
Sovereign Issues	0	2,933	0	2,933
France
Corporate Bonds & Notes	0	9,518	0	9,518
Sovereign Issues	0	86,492	0	86,492
Germany
Corporate Bonds & Notes	0	1,614	0	1,614
Hungary
Sovereign Issues	0	101	0	101
Ireland
Asset-Backed Securities	0	62,697	0	62,697
Corporate Bonds & Notes	0	530	0	530
Loan Participations and Assignments	0	0	3,008	3,008
Israel
Sovereign Issues	0	8,196	0	8,196
Italy
Corporate Bonds & Notes	0	1,375	0	1,375
Sovereign Issues	0	28,428	0	28,428
Japan
Corporate Bonds & Notes	0	10,097	0	10,097
Sovereign Issues	0	36,822	0	36,822
Jersey, Channel Islands
Asset-Backed Securities	0	2,801	0	2,801
Kazakhstan
Sovereign Issues	0	1,787	0	1,787
Kuwait
Sovereign Issues	0	8,889	0	8,889
Luxembourg
Loan Participations and Assignments	0	0	1,319	1,319
Sovereign Issues	0	8,857	0	8,857
Malaysia
Corporate Bonds & Notes	0	520	0	520
Sovereign Issues	0	1,430	0	1,430
Mexico
Sovereign Issues	0	392	0	392

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Multinational
Corporate Bonds & Notes	$0	$487	$0	$487
Netherlands
Corporate Bonds & Notes	0	2,840	0	2,840
Norway
Sovereign Issues	0	1,482	0	1,482
Peru
Sovereign Issues	0	32,718	0	32,718
Poland
Sovereign Issues	0	5,058	0	5,058
Qatar
Corporate Bonds & Notes	0	6,580	0	6,580
Romania
Sovereign Issues	0	8,517	0	8,517
Saudi Arabia
Corporate Bonds & Notes	0	5,546	0	5,546
Sovereign Issues	0	20,724	0	20,724
Serbia
Sovereign Issues	0	2,377	0	2,377
Slovakia
Corporate Bonds & Notes	0	5,186	0	5,186
South Africa
Sovereign Issues	0	41,263	0	41,263
Spain
Sovereign Issues	0	65,835	0	65,835
Supranational
Corporate Bonds & Notes	0	1,213	0	1,213
Sovereign Issues	0	11,083	0	11,083
Switzerland
Corporate Bonds & Notes	0	8,671	0	8,671
Thailand
Sovereign Issues	0	8,775	0	8,775
United Arab Emirates
Corporate Bonds & Notes	0	1,173	0	1,173
Sovereign Issues	0	3,166	0	3,166
United Kingdom
Asset-Backed Securities	0	3,513	0	3,513
Corporate Bonds & Notes	0	48,709	0	48,709
Loan Participations and Assignments	0	0	1,416	1,416
Non-Agency Mortgage-Backed Securities	0	27,986	0	27,986
Sovereign Issues	0	74,675	0	74,675
United States
Asset-Backed Securities	0	36,372	0	36,372
Corporate Bonds & Notes	0	106,519	0	106,519
Loan Participations and Assignments	0	0	1,735	1,735
Municipal Bonds & Notes	0	828	0	828
Non-Agency Mortgage-Backed Securities	0	70,985	0	70,985
Sovereign Issues	0	158	0	158
U.S. Government Agencies	0	989,613	0	989,613
U.S. Treasury Obligations	0	160,935	0	160,935
Short-Term Instruments
Commercial Paper	0	42,527	0	42,527
Mutual Funds	817	0	0	817
Repurchase Agreements	0	9,556	0	9,556
Egypt Treasury Bills	0	43	0	43
Nigeria Treasury Bills	0	10,139	0	10,139
South Africa Treasury Bills	0	13,818	0	13,818
U.S. Treasury Bills	0	2,848	0	2,848

	$817	$2,389,627	$27,046	$2,417,490

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	179

Schedule of Investments	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,041	$0	$0	$83,041

Total Investments	$83,858	$2,389,627	$27,046	$2,500,531

Short Sales, at Value - Liabilities
Sovereign Issues	0	(9,329)	0	(9,329)
U.S. Government Agencies	0	(358,685)	0	(358,685)

	$0	$(368,014)	$0	$(368,014)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,608	$12,333	$0	$13,941
Over the counter	0	40,915	8	40,923

	$1,608	$53,248	$8	$54,864

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,073)	(4,872)	0	(8,945)
Over the counter	0	(26,245)	0	(26,245)

	$(4,073)	$(31,117)	$0	$(35,190)

Total Financial Derivative Instruments	$(2,465)	$22,131	$8	$19,674

Totals	$81,393	$2,043,744	$27,054	$2,152,191

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$17,000	$0	$0	$0	$939	$0	$0	$17,939	$939
Cayman Islands
Corporate Bonds & Notes	0	1,638	0	0	0	(9)	0	0	1,629	(9)
Ireland
Asset-Backed Securities	7,898	0	(267)	0	18	522	0	(8,171)	0	0
Loan Participations and Assignments	2,806	0	0	3	0	199	0	0	3,008	199
Luxembourg
Loan Participations and Assignments	0	1,315	0	1	0	3	0	0	1,319	3
United Kingdom
Loan Participations and Assignments	306	1,437	(331)	0	37	(33)	0	0	1,416	(20)
United States
Loan Participations and Assignments	1,108	1,179	(536)	0	0	(16)	0	0	1,735	(15)

	$12,118	$22,569	$(1,134)	$4	$55	$1,605	$0	$(8,171)	$27,046	$1,097

Financial Derivative Instruments - Assets
Over the counter	$39	$0	$(15)	$0	$0	$(16)	$0	$0	$8	$(2)

Totals	$12,157	$22,569	$(1,149)	$4	$55	$1,589	$0	$(8,171)	$27,054	$1,095

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$17,939	Recent Transaction	Purchase Price	100.000	—
Cayman Islands
Corporate Bonds & Notes	1,629	Discounted Cash Flow	Discount Rate	6.918	—
Ireland
Loan Participations and Assignments	3,008	Discounted Cash Flow	Discount Rate	4.744	—
Luxembourg
Loan Participations and Assignments	1,319	Discounted Cash Flow	Discount Rate	4.840	—
United Kingdom
Loan Participations and Assignments	400	Discounted Cash Flow	Discount Rate	6.790	—
	1,016	Recent Transaction	Purchase Price	96.000	—

180	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s	)	Weighted Average
United States
Loan Participations and Assignments	$926	Discounted Cash Flow	Discount Rate	4.270-5.770		5.246
	809	Recent Transaction	Purchase Price	100.000		—

Financial Derivative Instruments - Assets
Over the counter	8	Indicative Market Quotation	Broker Quote	0.191		—

Total	$27,054

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	181

Schedule of Investments	PIMCO International Bond Fund (Unhedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.3%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$425	$357
1.000% due 07/09/2029		11	9
3.500% due 07/09/2041 þ		100	67

Total Argentina (Cost $373)			433

AUSTRALIA 4.6%

CORPORATE BONDS & NOTES 0.5%

Commonwealth Bank of Australia
4.971% due 01/22/2030 (j)		$5,900	6,075

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	16,400	11,315

SOVEREIGN ISSUES 3.1%

Australia Government Bonds
1.750% due 06/21/2051		1,000	346
2.500% due 05/21/2030		1,100	698

New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	3,060
2.000% due 03/08/2033		4,600	2,575
2.500% due 11/22/2032		8,400	4,918

Queensland Treasury Corp.
1.500% due 08/20/2032		4,900	2,701
1.750% due 07/20/2034		2,000	1,039
2.000% due 08/22/2033		6,000	3,296
5.250% due 07/21/2036		5,700	3,809

South Australian Government Financing Authority
4.750% due 05/24/2035		3,000	1,953

Treasury Corp. of Victoria
2.000% due 09/17/2035		4,700	2,381
2.000% due 11/20/2037		10,700	4,992
2.250% due 09/15/2033		6,700	3,733
4.250% due 12/20/2032		1,500	974

			36,475

Total Australia (Cost $52,962)			53,865

BELGIUM 0.2%

CORPORATE BONDS & NOTES 0.2%

Warehouses De Pauw CVA
3.125% due 01/15/2031	EUR	1,700	1,896

Total Belgium (Cost $1,973)			1,896

BERMUDA 0.3%

ASSET-BACKED SECURITIES 0.1%

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		$1,300	1,300

CORPORATE BONDS & NOTES 0.2%

Aircastle Ltd./Aircastle Ireland DAC
5.000% due 09/15/2030		2,300	2,296

Total Bermuda (Cost $3,586)			3,596

BRAZIL 1.1%

SOVEREIGN ISSUES 1.1%

Brazil Letras do Tesouro Nacional
0.000% due 07/01/2026 (d)	BRL	28,600	5,347
0.000% due 10/01/2026 (d)		46,000	8,320

Total Brazil (Cost $13,559)			13,667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BULGARIA 0.3%

SOVEREIGN ISSUES 0.3%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	1,400	$1,549
4.125% due 07/18/2045		1,400	1,517

Total Bulgaria (Cost $3,200)			3,066

CANADA 3.3%

CORPORATE BONDS & NOTES 1.0%

Bank of Nova Scotia
0.010% due 09/14/2029	EUR	1,900	1,982

Canadian Imperial Bank of Commerce
4.876% due 01/14/2030		$4,500	4,616

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	900	1,020

Royal Bank of Canada
4.498% due 08/06/2029 •		$2,100	2,100
4.696% due 08/06/2031 •		2,300	2,296

			12,014

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	71	51
2.867% due 02/12/2055 ~		2,400	1,666

			1,717

SOVEREIGN ISSUES 2.2%

Canada Government Bonds
2.750% due 03/01/2030		100	71

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		1,570	1,081

Export Development Canada
7.130% due 03/11/2029	INR	123,600	1,278

Province of British Columbia
4.150% due 06/18/2034	CAD	4,300	3,171

Province of Ontario
3.650% due 06/02/2033		13,500	9,735

Province of Quebec
3.600% due 09/01/2033		10,000	7,152
4.450% due 09/01/2034		2,400	1,802

PSP Capital, Inc.
4.500% due 09/05/2031	AUD	3,500	2,331

			26,621

Total Canada (Cost $40,627)			40,352

CAYMAN ISLANDS 2.5%

ASSET-BACKED SECURITIES 2.0%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •		$1,225	1,227

KKR CLO 41 Ltd.
5.002% due 04/15/2035 •		2,100	2,101

LoanCore Issuer Ltd.
5.222% due 01/17/2037 •		633	631

Post CLO Ltd.
4.752% due 10/15/2034 •		2,250	2,252
4.762% due 04/20/2035 •		1,000	1,000

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		2,600	2,603

Romark Credit Funding Ltd.
5.423% due 07/29/2043		1,800	1,810

Sandstone Peak Ltd.
4.842% due 04/15/2038 •		1,800	1,796

Starwood Ltd.
4.994% due 04/18/2038 •		384	384
5.022% due 11/15/2038 •		470	469

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •		2,300	2,297

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •		$722	$723

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		3,100	3,104

TRTX Issuer Ltd.
5.328% due 02/15/2039 •		1,987	1,992

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •		973	974

			23,363

CORPORATE BONDS & NOTES 0.4%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		503	486
4.950% due 10/15/2032		1,300	1,267

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,163

Sands China Ltd.
5.400% due 08/08/2028		$1,500	1,512

			4,428

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		800	810

Total Cayman Islands (Cost $28,603)			28,601

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$800	811

Total Chile (Cost $800)			811

CHINA 8.5%

SOVEREIGN ISSUES 8.5%

China Development Bank
2.630% due 01/08/2034	CNY	252,560	38,635
2.820% due 05/22/2033		191,170	29,554

China Government Bonds
1.650% due 05/15/2035		101,700	14,581
1.920% due 01/15/2055		70,800	9,335
3.530% due 10/18/2051		47,500	8,416

Total China (Cost $97,674)			100,521

COLOMBIA 1.0%

SOVEREIGN ISSUES 1.0%

Colombia TES
11.500% due 07/25/2046	COP	75,900	18
11.750% due 01/24/2035		10,383,100	2,574
12.000% due 03/13/2058		3,571,600	878
12.750% due 11/28/2040		11,073,700	2,935
13.250% due 02/09/2033		18,263,000	4,897

Total Colombia (Cost $11,957)			11,302

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	1,750	2,071
6.001% due 01/16/2036		500	595

Total Costa Rica (Cost $2,627)			2,666

DENMARK 0.1%

CORPORATE BONDS & NOTES 0.1%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,210	276

182	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	5,148	$635

Realkredit Danmark AS
1.500% due 10/01/2053		3,975	490

Total Denmark (Cost $1,738)			1,405

EGYPT 0.1%

SOVEREIGN ISSUES 0.1%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	52,800	951

Total Egypt (Cost $1,123)			951

FRANCE 2.1%

CORPORATE BONDS & NOTES 0.3%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$900	905

BPCE SA
5.716% due 01/18/2030 •		2,400	2,461

			3,366

SOVEREIGN ISSUES 1.8%

French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR	5,200	5,982
2.750% due 02/25/2030		13,900	15,904

			21,886

Total France (Cost $24,012)			25,252

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
6.000% due 09/26/2035		$400	407

Total Hungary (Cost $394)			407

IRELAND 3.8%

ASSET-BACKED SECURITIES 3.8%

Arcano Euro CLO II DAC
3.280% due 07/25/2039 •	EUR	2,900	3,352

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		1,055	1,221

Barings Euro CLO DAC
3.426% due 08/15/2039 •		700	807

BlackRock European CLO III DAC
2.906% due 07/19/2035 •		1,300	1,501

Cairn CLO XI DAC
3.187% due 01/15/2040 •		2,300	2,657

Carlyle Euro CLO DAC
3.006% due 10/15/2035 •		2,400	2,773

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		2,300	2,657

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		950	1,097

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •		604	699

Dryden Euro CLO
3.286% due 10/18/2039 •		3,400	3,928

Grosvenor Place CLO DAC
3.256% due 01/15/2039 •		1,800	2,081
3.383% due 08/15/2039 •		800	925

Harvest CLO XVI DAC
3.336% due 10/15/2038 •		2,300	2,657

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		2,500	2,889

Jubilee CLO DAC
2.666% due 04/15/2031 •		546	632

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCP Euro CLO DAC
3.256% due 10/20/2039 •	EUR	4,000	$4,621

Palmer Square European Loan Funding DAC
2.866% due 10/15/2034 •		1,168	1,349
3.047% due 07/15/2035 •		1,600	1,850

Providus CLO VII DAC
3.181% due 07/15/2038 •		2,500	2,881

Sculptor European CLO VI DAC
3.066% due 10/15/2034 •		1,900	2,198

Tikehau CLO V DAC
3.216% due 10/15/2038 •		2,600	3,004

Total Ireland (Cost $45,519)			45,779

ISRAEL 0.6%

SOVEREIGN ISSUES 0.6%

Israel Government International Bonds
4.500% due 01/17/2033		$600	577
5.375% due 03/12/2029		1,300	1,321
5.375% due 02/19/2030		2,400	2,438
5.500% due 03/12/2034 (j)		1,300	1,318
5.625% due 02/19/2035		300	306
5.750% due 03/12/2054		1,300	1,211

Total Israel (Cost $7,112)			7,171

ITALY 2.2%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	2,062

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$1,000	1,153

			3,215

SOVEREIGN ISSUES 1.9%

Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		2,500	2,482
5.750% due 05/05/2026		1,400	1,402

Italy Buoni Poliennali Del Tesoro
2.700% due 10/15/2027	EUR	3,800	4,385
3.400% due 04/01/2028		11,500	13,431
3.600% due 10/01/2035		1,100	1,247

			22,947

Total Italy (Cost $26,571)			26,162

JAPAN 3.7%

CORPORATE BONDS & NOTES 0.4%

Mitsubishi UFJ Financial Group, Inc.
5.159% due 04/24/2031 •		$1,600	1,623

Nomura Holdings, Inc.
2.329% due 01/22/2027		1,000	984

Sumitomo Mitsui Financial Group, Inc.
5.246% due 07/08/2036 •		2,300	2,307

			4,914

SOVEREIGN ISSUES 3.3%

Development Bank of Japan, Inc.
4.000% due 08/28/2027		1,800	1,798

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,507,148	9,530

Japan Government Five Year Bonds
0.400% due 06/20/2029		320,000	1,944

Japan Government Forty Year Bonds
2.200% due 03/20/2064		588,000	2,568

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		74,000	272
0.500% due 03/20/2049		404,200	1,358
0.700% due 12/20/2050		250,000	837
0.700% due 03/20/2051		250,000	830

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.700% due 06/20/2051	JPY	200,000	$658
1.000% due 03/20/2052		500,000	1,763
2.300% due 12/20/2054		872,150	4,171
2.800% due 06/20/2055		150,000	801
3.200% due 09/20/2055		240,000	1,390

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		850,000	3,825
2.000% due 12/20/2044		470,000	2,460
2.400% due 03/20/2045		738,000	4,109
2.500% due 06/20/2045		190,000	1,071

			39,385

Total Japan (Cost $59,099)			44,299

JERSEY, CHANNEL ISLANDS 0.3%

ASSET-BACKED SECURITIES 0.3%

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		$1,900	1,901

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •		1,100	1,099

Total Jersey, Channel Islands (Cost $3,000)			3,000

KAZAKHSTAN 0.0%

SOVEREIGN ISSUES 0.0%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	268,000	576

Total Kazakhstan (Cost $495)			576

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$2,600	2,565
4.136% due 10/09/2030		1,300	1,274
4.652% due 10/09/2035		1,900	1,827

Total Kuwait (Cost $5,800)			5,666

LUXEMBOURG 0.4%

SOVEREIGN ISSUES 0.4%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		$5,300	5,334

Total Luxembourg (Cost $5,288)			5,334

MALAYSIA 1.2%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$800	527
4.550% due 04/21/2050		400	344
4.800% due 04/21/2060		400	349

			1,220

SOVEREIGN ISSUES 1.1%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	3,700	882
3.519% due 04/20/2028		47,830	11,892
4.762% due 04/07/2037		1,700	457

			13,231

Total Malaysia (Cost $13,039)			14,451

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$600	470

Total Mexico (Cost $559)			470

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	183

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.1%

CORPORATE BONDS & NOTES 0.1%

ING Groep NV
5.525% due 03/25/2036 •		$800	$810

Total Netherlands (Cost $800)			810

NEW ZEALAND 0.3%

CORPORATE BONDS & NOTES 0.3%

Bank of New Zealand
3.708% due 12/20/2028	EUR	3,000	3,532

SOVEREIGN ISSUES 0.0%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	1,000	503

Total New Zealand (Cost $4,039)			4,035

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	2,200	1,482

Total Norway (Cost $1,603)			1,482

PERU 1.8%

CORPORATE BONDS & NOTES 0.1%

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	2,800	873

SOVEREIGN ISSUES 1.7%

Peru Government International Bonds
2.780% due 12/01/2060		$1,000	530
5.400% due 08/12/2034	PEN	5,700	1,556
6.150% due 08/12/2032		16,200	4,868
6.850% due 08/12/2035		27,380	8,034
6.900% due 08/12/2037		6,600	1,886
6.950% due 08/12/2031		8,961	2,793

			19,667

Total Peru (Cost $21,259)			20,540

POLAND 0.2%

SOVEREIGN ISSUES 0.2%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$500	511
5.375% due 02/12/2035		1,300	1,327

Total Poland (Cost $1,812)			1,838

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$600	529

Total Qatar (Cost $596)			529

ROMANIA 0.5%

SOVEREIGN ISSUES 0.5%

Romania Government International Bonds
2.000% due 01/28/2032	EUR	600	576
2.000% due 04/14/2033		100	91
2.124% due 07/16/2031		200	199
2.625% due 12/02/2040		800	579
3.750% due 02/07/2034		400	400
5.000% due 09/27/2026		73	85
5.125% due 09/24/2031		1,800	2,066
5.250% due 03/10/2030		600	704
5.250% due 05/30/2032		700	799

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 10/07/2045	EUR	300	$332

Total Romania (Cost $6,189)			5,831

SAUDI ARABIA 1.6%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	707
6.375% due 06/02/2055		800	797

			1,504

SOVEREIGN ISSUES 1.5%

Saudi Government International Bonds
3.375% due 03/05/2032	EUR	1,200	1,345
3.750% due 03/05/2037		300	327
4.750% due 01/18/2028		$2,700	2,707
4.750% due 01/16/2030		6,600	6,601
4.875% due 07/18/2033		400	396
5.000% due 01/16/2034		1,200	1,196
5.125% due 01/13/2028		1,700	1,718
5.375% due 01/13/2031		1,000	1,023
5.625% due 01/13/2035		2,200	2,279

			17,592

Total Saudi Arabia (Cost $18,988)			19,096

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia International Bonds
1.000% due 09/23/2028	EUR	1,100	1,175
2.050% due 09/23/2036		900	789

Total Serbia (Cost $2,319)			1,964

SOUTH AFRICA 1.4%

SOVEREIGN ISSUES 1.4%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	12,800	608
8.000% due 01/31/2030		38,000	2,222
8.750% due 02/28/2048		13,600	727
8.875% due 02/28/2035		217,000	12,603

Total South Africa (Cost $15,390)			16,160

SOUTH KOREA 1.6%

SOVEREIGN ISSUES 1.6%

Korea Gas Corp.
3.500% due 10/21/2029		$2,000	1,918

Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR	3,000	3,390

Korea National Oil Corp.
4.250% due 09/30/2029		$2,000	1,995

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	77,760	46
2.375% due 12/10/2028		227,450	144
2.625% due 06/10/2028		18,630,300	11,943

Total South Korea (Cost $22,023)			19,436

SPAIN 3.3%

SOVEREIGN ISSUES 3.3%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	500	591

Spain Government Bonds
1.450% due 04/30/2029		610	678
2.400% due 05/31/2028		3,800	4,361
2.700% due 01/31/2030		3,000	3,445
3.150% due 04/30/2035		10,392	11,765
3.200% due 10/31/2035		5,500	6,223
3.450% due 10/31/2034		7,270	8,452
3.500% due 05/31/2029		2,800	3,304

Total Spain (Cost $38,839)			38,819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 1.6%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	1,800	$1,213

SOVEREIGN ISSUES 1.5%

European Union
3.375% due 12/12/2035	EUR	9,700	11,187
3.750% due 10/12/2045		5,500	6,157

			17,344

Total Supranational (Cost $19,328)			18,557

SWITZERLAND 0.6%

CORPORATE BONDS & NOTES 0.6%

UBS AG
4.458% (SOFRRATE + 0.810%) due 03/16/2029 ~		$3,000	3,003

UBS Group AG
3.091% due 05/14/2032 •		1,100	1,009
3.869% due 01/12/2029 •		400	395
4.844% due 11/06/2033 •		1,000	984
5.617% due 09/13/2030 •		1,500	1,547

Total Switzerland (Cost $6,846)			6,938

THAILAND 1.0%

SOVEREIGN ISSUES 1.0%

Thailand Government Bonds
1.840% due 05/17/2036	THB	112,711	3,305
2.700% due 06/17/2040		202,500	6,046
2.980% due 06/17/2045		85,862	2,509

Total Thailand (Cost $12,965)			11,860

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.3%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,329
4.500% due 05/06/2030		200	197
5.000% due 05/06/2035		400	390

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		600	609

Total United Arab Emirates (Cost $3,577)			3,525

UNITED KINGDOM 6.8%

ASSET-BACKED SECURITIES 0.2%

Together Asset-Backed Securitisation 14 PLC
4.494% due 08/15/2066 ~	GBP	1,684	2,225

CORPORATE BONDS & NOTES 2.2%

Barclays PLC
8.875% due 09/15/2027 •(g)(h)		600	817
9.250% due 09/15/2028 •(g)(h)		200	279

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,180
5.597% due 05/17/2028 •		$500	506
5.887% due 08/14/2027 •		900	905

Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP	200	271
8.500% due 09/27/2027 •(g)(h)		200	273

Nationwide Building Society
2.972% due 02/16/2028 •		$700	690

NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,618
5.125% due 05/12/2027 •(g)(h)	GBP	200	261
5.778% due 03/01/2035 •		$2,900	2,999

NatWest Markets PLC
4.836% (SOFRRATE + 1.190%) due 03/21/2030 ~		2,200	2,221

184	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~		$3,900	$3,903
6.534% due 01/10/2029 •		2,350	2,425

Standard Chartered PLC
6.187% due 07/06/2027 •		2,400	2,410

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,100	3,302
6.750% due 01/15/2033		$700	626

			25,686

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	300	381

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Braccan Mortgage Funding PLC
0.000% due 04/17/2068 •		1,400	1,853
4.585% due 05/17/2067 •		2,846	3,766

Curzon Mortgages PLC
4.945% due 07/28/2049 •		1,519	2,011

EuroMASTR PLC
4.065% due 06/15/2040 •		97	126

Eurosail-U.K. PLC
4.815% due 06/13/2045 •		197	261

Polaris PLC
4.464% due 06/27/2070 •		2,100	2,773

RMAC Securities No. 1 PLC
4.061% due 06/12/2044 •		$93	90

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •	GBP	1,748	2,315

Towd Point Mortgage Funding 3 PLC
5.145% due 02/20/2054 •		1,705	2,263

Tower Bridge Funding PLC
4.536% due 12/20/2066 •		1,877	2,485

			17,943

SOVEREIGN ISSUES 2.9%

U.K. Gilts
0.625% due 10/22/2050		3,500	1,612
1.250% due 07/31/2051		5,700	3,159
1.500% due 07/31/2053		2,400	1,376
1.750% due 01/22/2049		1,900	1,295
4.375% due 03/07/2030		16,600	21,934
5.250% due 01/31/2041		2,500	3,296
5.375% due 01/31/2056		1,000	1,293

			33,965

Total United Kingdom (Cost $89,622)			80,200

UNITED STATES 59.5%

ASSET-BACKED SECURITIES 0.8%

ACE Securities Corp. Home Equity Loan Trust
4.093% due 07/25/2036 •		$2,139	707

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.663% due 07/25/2034 •		1	1

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •		0	1

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.642% due 02/25/2034 •		95	103

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •		277	262

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •		490	347
3.863% due 05/25/2037 •		59	40

Countrywide Asset-Backed Certificates
4.473% due 12/25/2036 •		32	27

Credit Suisse First Boston Mortgage Securities Corp.
5.143% due 05/25/2044 •		268	273

Credit-Based Asset Servicing & Securitization LLC
3.908% due 07/25/2037 •		86	58

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
4.053% due 12/25/2046 •		$957	$506
4.273% due 09/25/2036 •		1,559	535

Home Equity Asset Trust 4.393% due 11/25/2032 •		1	1

Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •		102	20
4.033% due 02/25/2037 •		33	9

Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 07/25/2036 •		46	17

Morgan Stanley Home Equity Loan Trust
4.143% due 04/25/2037 •		903	462

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		303	80
6.419% due 09/25/2046 þ		1,259	252

Option One Mortgage Loan Trust
4.013% due 04/25/2037 •		961	693
4.663% due 05/25/2035 •		1,743	1,540

People’s Choice Home Loan Securities Trust
5.143% due 01/25/2035 •		63	62

Popular ABS Mortgage Pass-Through Trust
4.103% due 06/25/2047 •		1,143	1,079

Securitized Asset-Backed Receivables LLC Trust
3.893% due 12/25/2036 •		23	11
3.913% due 12/25/2036 •		26	5
4.053% due 05/25/2037 •		217	170

SMB Private Education Loan Trust
1.290% due 07/15/2053		488	466
4.887% due 07/15/2053 •		150	151
5.122% due 02/16/2055 •		1,329	1,342

Soundview Home Loan Trust 3.913% due 11/25/2036 •		25	7

Terwin Mortgage Trust 4.733% due 11/25/2033 •		34	31

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •		34	12

			9,270

CORPORATE BONDS & NOTES 7.8%

American Express Co.
3.433% due 05/20/2032 •	EUR	1,700	1,938

Bank of America Corp.
5.511% due 01/24/2036 •		$3,400	3,468
5.872% due 09/15/2034 •		2,700	2,828

Beignet Investor LLC
6.581% due 05/30/2049		10,600	10,907

Boeing Co.
6.259% due 05/01/2027		700	712

Brown & Brown, Inc.
6.250% due 06/23/2055		700	699

Credit Suisse AG AT1 Claim		700	245

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		400	365

F&G Global Funding
4.975% (SOFRRATE + 1.325%) due 09/08/2028 ~		2,500	2,508

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	288
4.125% due 08/17/2027		1,300	1,284
4.542% due 08/01/2026		600	599

GA Global Funding Trust
2.250% due 01/06/2027		900	885

Glencore Funding LLC
5.186% due 04/01/2030		800	811
5.371% due 04/04/2029		1,900	1,940

Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •		3,900	3,877
5.016% due 10/23/2035 •		1,600	1,571
5.207% due 01/28/2031 •		1,600	1,626
5.218% due 04/23/2031 •		700	712
5.851% due 04/25/2035 •		1,400	1,453
6.484% due 10/24/2029 •		2,100	2,197

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,400	1,365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
4.898% due 01/22/2037 •		$2,800	$2,741
5.336% due 01/23/2035 •		2,800	2,844
6.087% due 10/23/2029 •		2,600	2,702

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,700	1,704

Morgan Stanley
3.149% due 11/07/2031 •	EUR	900	1,014
3.749% due 11/07/2036 •		800	891
3.955% due 03/21/2035 •		3,100	3,548
4.654% due 10/18/2030 •		$700	700
5.466% due 01/18/2035 •		1,200	1,220
6.407% due 11/01/2029 •		2,100	2,192

Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		2,300	2,300
4.734% due 07/18/2031 •		2,300	2,293

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,700	2,655

Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		200	147
4.200% due 03/01/2029		1,200	1,186
4.250% due 03/15/2046		100	76
4.550% due 07/01/2030		400	395

PacifiCorp
5.300% due 02/15/2031		1,000	1,014

Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,400	1,573
5.125% due 02/13/2031		$800	819

Realty Income Corp.
3.375% due 06/20/2031	EUR	1,700	1,911

Southern California Edison Co.
5.150% due 06/01/2029		$1,200	1,217

Southern Co.
1.875% due 09/15/2081 •	EUR	600	673

Wells Fargo & Co.
4.078% due 09/15/2029 •		$2,500	2,473
4.182% due 01/23/2030 •		4,500	4,461
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		1,100	1,094
5.150% due 04/23/2031 •		2,300	2,340
5.198% due 01/23/2030 •		1,900	1,930
5.211% due 12/03/2035 •		1,400	1,394
6.303% due 10/23/2029 •		1,400	1,458

			93,340

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Avolon TLB Borrower 1 U.S. LLC
5.425% (TSFR1M + 1.750%) due 06/24/2030 ~		1,525	1,530

MUNICIPAL BONDS & NOTES 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026		1,300	1,296

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		419	429

			1,725

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%

Adjustable Rate Mortgage Trust
4.898% due 09/25/2035 ~		19	16

American Home Mortgage Assets Trust
4.173% due 09/25/2046 •		366	356

Angel Oak Mortgage Trust
4.846% due 07/25/2062 þ		2,370	2,349

Banc of America Funding Trust
4.356% due 10/20/2046 ~		310	252
4.751% due 01/20/2047 ~		37	32
5.500% due 09/25/2035		244	238

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	185

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 11/25/2035	$105	$102
5.802% due 11/20/2034 ~	130	128
6.000% due 08/25/2036	41	38

Banc of America Mortgage Trust
5.054% due 09/25/2035 ~	39	35
5.409% due 07/25/2035 ~	33	28

BCAP LLC Trust
4.522% due 01/26/2047 •	100	100
5.250% due 02/26/2036 ~	497	182

Bear Stearns ALT-A Trust
4.126% due 11/25/2036 ~	230	97
4.132% due 08/25/2036 ~	775	347
4.433% due 11/25/2036 ~	806	402
4.544% due 08/25/2036 ~	34	21
4.567% due 11/25/2035 ~	18	14

Bear Stearns ARM Trust
3.975% due 11/25/2034 ~	362	324
4.000% due 05/25/2034 ~	18	17
4.335% due 02/25/2036 ~	65	60
5.561% due 02/25/2034 ~	3	3
5.599% due 10/25/2033 ~	11	10
6.236% due 05/25/2033 ~	11	10
6.516% due 05/25/2034 ~	40	40

Bear Stearns Structured Products, Inc. Trust
4.788% due 01/26/2036 ~	31	22

Bella Vista Mortgage Trust
4.291% due 05/20/2045 •	8	5

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	833	749

Chase Mortgage Finance Trust
4.904% due 07/25/2037 ~	48	39
6.447% due 02/25/2037 ~	24	25

CHL Mortgage Pass-Through Trust
4.373% due 04/25/2035 •	3	3
4.433% due 03/25/2035 •	355	331
4.453% due 02/25/2035 •	58	55
4.473% due 02/25/2035 •	25	24
4.473% due 03/25/2036 •	2	2
4.592% due 09/25/2047 ~	178	162
4.787% due 11/25/2034 ~	9	9
6.224% due 02/20/2036 •	48	43

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	24	20

Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	5,258	4,384
3.000% due 11/27/2051 ~	3,363	2,925
5.387% due 08/25/2035 ~	23	22
5.750% due 09/25/2035 •	43	44

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.451% due 09/25/2035 ~	366	343

Countrywide Alternative Loan Trust
4.002% due 11/25/2035 •	91	87
4.113% due 02/25/2047 •	139	129
4.133% due 05/25/2047 •	126	116
4.143% due 05/25/2037 •	328	101
4.193% due 06/25/2036 •	185	73
4.193% due 06/25/2037 •	420	394
4.210% due 03/20/2046 •	24	23
4.213% due 05/25/2035 •	292	285
4.213% due 07/25/2046 •	373	346
4.313% due 07/25/2046 •	675	505
4.350% due 09/20/2046 •	1,049	956
4.353% due 12/25/2035 •	18	17
5.250% due 06/25/2035	61	45
5.259% due 08/25/2035 •	83	81
5.359% due 11/25/2035 •	129	119
6.250% due 08/25/2037	296	130
6.500% due 08/25/2032	6	6

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 12/25/2035	104	75

Cross Mortgage Trust 5.036% due 11/25/2070 ~	2,137	2,129

CSMC Trust
2.500% due 07/25/2056 ~	527	439
6.500% due 07/26/2036	585	119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035	$167	$143

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893% due 10/25/2036 •	20	17
6.800% due 07/25/2036 þ	140	122

First Horizon Alternative Mortgage Securities Trust
4.502% due 08/25/2035 ~	189	156

GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •	331	310
4.193% due 12/25/2046 •	455	461
4.213% due 04/25/2036 •	153	140
4.333% due 11/25/2045 •	18	17

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~	5	5

GreenPoint MTA Trust
4.233% due 06/25/2045 •	51	46

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	648	540
2.500% due 04/25/2052 ~	780	650

GSR Mortgage Loan Trust
4.111% due 05/25/2035 ~	53	39
4.313% due 08/25/2046 •	461	98
4.860% due 09/25/2035 ~	25	24
5.270% due 03/25/2033 •	8	8

HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •	310	274
4.271% due 03/19/2036 •	48	45
4.351% due 02/19/2036 •	196	80
4.411% due 11/19/2035 •	135	85
4.491% due 01/19/2035 •	12	11
4.685% due 07/19/2035 ~	29	22

Impac CMB Trust
4.453% due 03/25/2035 •	7	7
4.573% due 10/25/2034 •	11	11

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~	140	106

IndyMac INDX Mortgage Loan Trust
3.626% due 08/25/2035 ~	88	66
4.213% due 05/25/2046 •	440	410
4.273% due 06/25/2037 •	166	157
4.293% due 02/25/2037 •	603	399
4.368% due 12/25/2034 ~	31	30
4.373% due 11/25/2036 •	137	133

JP Morgan Alternative Loan Trust
4.273% due 10/25/2036 •	909	853
5.330% due 12/25/2035 ~	858	580
5.500% due 11/25/2036 ~	8	3

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,466	4,754
3.000% due 03/25/2052 ~	4,975	4,343
3.000% due 04/25/2052 ~	4,526	3,936
3.000% due 05/25/2052 ~	6,962	6,060
3.942% due 07/27/2037 ~	242	226
4.093% due 10/25/2035 •	875	542
4.968% due 07/25/2035 ~	32	30
4.985% due 02/25/2036 ~	151	103
5.267% due 10/25/2035 ~	33	32
5.428% due 08/25/2035 ~	2	2
5.681% due 11/25/2033 ~	8	8

Lehman XS Trust
4.433% due 11/25/2046 •	765	602

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •	77	73
4.473% due 05/25/2047 •	1,331	1,120

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •	411	33

Merrill Lynch Mortgage Investors Trust
4.796% due 06/25/2035 ~	39	38
5.028% due 06/25/2037 ~	56	54
5.900% due 02/25/2033 ~	14	13

Merrill Lynch Mortgage-Backed Securities Trust
3.848% due 04/25/2037 ~	10	9

MF1 Trust
4.743% due 12/15/2034 •	3,100	3,089

MFA Trust
1.381% due 04/25/2065 ~	281	276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.947% due 04/25/2065 ~	$108	$106
6.105% due 12/25/2068 þ	482	485

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,038	1,007
2.750% due 11/25/2059 ~	942	905

Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	5	0
4.155% due 10/25/2035 ~	81	73
6.320% due 03/25/2047 þ	145	136
6.638% due 03/25/2047 þ	124	116

OBX Trust
3.000% due 01/25/2052 ~	3,180	2,757
5.610% due 11/25/2064 ~	2,502	2,516
7.159% due 10/25/2063 þ	1,075	1,084

One New York Plaza Trust
4.737% due 01/15/2036 •	3,492	3,373

RALI Trust
3.943% due 02/25/2047 •	764	223
4.039% due 08/25/2035 ~	91	31
4.213% due 04/25/2046 •	58	14
4.788% due 10/25/2037 ~	320	255
6.000% due 06/25/2036	279	229
6.000% due 06/25/2037	169	137

Residential Asset Securitization Trust
6.500% due 08/25/2036	658	172
RFMSI Trust 5.398% due 09/25/2035 ~	124	77

Sequoia Mortgage Trust
4.490% due 07/20/2033 •	32	32
6.609% due 04/20/2035 ~	5	5

Structured Adjustable Rate Mortgage Loan Trust
4.233% due 05/25/2037 •	20	19
4.423% due 04/25/2035 ~	291	264
5.259% due 01/25/2035 •	11	10
5.549% due 10/25/2037 •	118	108
5.798% due 04/25/2034 ~	3	3
5.939% due 02/25/2034 ~	18	17

Structured Asset Mortgage Investments II Trust
4.173% due 07/25/2046 •	348	248
4.213% due 04/25/2036 •	44	40
4.233% due 09/25/2047 •	40	36
4.253% due 05/25/2045 •	93	90
4.291% due 07/19/2035 •	14	14
4.371% due 07/19/2034 •	1	1
4.413% due 12/25/2035 •	7	6
5.359% due 08/25/2047 •	595	515

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •	698	588

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
5.786% due 06/25/2047 •	283	262

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,124	1,028
2.710% due 01/25/2060 ~	721	697
2.900% due 10/25/2059 ~	3,427	3,298
4.793% due 05/25/2058 •	341	348

UWM Mortgage Trust 3.000% due 01/25/2052 ~	533	462

Verus Securitization Trust
6.259% due 12/25/2068 þ	401	403
6.876% due 11/25/2068 ~	796	803

WaMu Mortgage Pass-Through Certificates Trust
3.649% due 04/25/2037 ~	379	346
3.829% due 12/25/2046 •	109	98
3.852% due 03/25/2036 ~	432	390
3.871% due 12/25/2046 •	188	174
3.996% due 02/25/2037 ~	106	93
4.022% due 05/25/2046 •	323	296
4.125% due 02/25/2037 ~	148	133
4.260% due 12/25/2036 ~	13	12
4.353% due 11/25/2045 •	89	84
4.373% due 07/25/2045 •	163	158
4.373% due 10/25/2045 •	23	23
4.413% due 01/25/2045 •	18	18
4.433% due 01/25/2045 •	22	21

186	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.533% due 11/25/2034 •		$165	$163
4.616% due 03/25/2035 ~		73	71
4.688% due 12/25/2035 ~		102	96
4.773% due 11/25/2034 •		112	110
5.179% due 08/25/2034 ~		68	65
5.259% due 06/25/2042 •		10	10
5.259% due 08/25/2042 •		9	9
5.359% due 11/25/2046 •		74	62
5.600% due 03/25/2034 ~		60	60
5.718% due 06/25/2033 ~		10	10

Washington Mutual Mortgage Pass-Through Certificates Trust
4.799% due 07/25/2046 •		246	154
4.829% due 05/25/2046 •		605	544
6.000% due 10/25/2035		233	187

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		42	37

			78,396

SOVEREIGN ISSUES 0.0%

Colombia Government International Bonds
1.000% due 03/26/2031	COP	578,500	121

Colombia TES
1.000% due 11/28/2040		290,400	77

			198

U.S. GOVERNMENT AGENCIES 39.0%

Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 -01/01/2052		$4,004	3,390
3.000% due 06/01/2051		66	58
3.500% due 10/01/2039		235	225
5.500% due 06/01/2053 -08/01/2053		2,953	2,975
6.000% due 06/01/2053 -09/01/2054		628	650
6.154% due 08/01/2035 •		2	2
6.301% due 11/01/2035 •		14	14
6.500% due 12/01/2053 -04/01/2055		27,068	28,008
6.521% due 09/01/2035 •		2	2

Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)		232	11
4.146% due 01/15/2038 •		232	229
4.237% due 12/15/2031 •		5	5
4.387% due 12/15/2037 •		65	65
4.602% due 11/25/2054 •		1,661	1,672
4.642% due 08/25/2055 •		2,301	2,321
5.062% due 03/25/2055 •		2,471	2,492
5.112% due 06/25/2055 •		2,748	2,776

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •		3	3
5.059% due 10/25/2044 •		137	127

Federal National Mortgage Association
2.500% due 02/01/2051		62	53
3.000% due 10/01/2049 -03/01/2060		2,916	2,561
3.500% due 10/01/2034 -01/01/2059		3,067	2,818
4.000% due 01/01/2048 -06/01/2050		700	668
4.145% due 03/01/2033 •		9	9
4.714% due 12/01/2036 •		2	2
5.113% due 06/01/2043 •		10	11
5.114% due 10/01/2044 •		13	14
5.500% due 07/01/2053 -09/01/2053		6,225	6,276
5.754% due 12/01/2034 •		3	3
6.000% due 10/01/2053 -08/01/2054		5,953	6,127
6.123% due 06/01/2035 •		1	1
6.232% due 11/01/2034 •		77	81
6.290% due 09/01/2035 •		3	3
6.500% due 11/01/2053 -04/01/2055		8,482	8,775

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	$24	$24

Federal National Mortgage Association REMICS
3.842% due 07/25/2037 •	56	55
4.176% due 06/25/2029 -06/25/2036 •	19	18
4.562% due 03/25/2055 •	2,517	2,529
4.822% due 03/25/2055 •	1,589	1,602
6.000% due 04/25/2043	35	35

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	115	118

Federal National Mortgage Association Trust
6.500% due 06/25/2044	2	2

Government National Mortgage Association
3.000% due 05/20/2051 -01/20/2056	21,944	19,618
3.500% due 10/20/2052 -03/20/2056	64,950	59,747
5.125% due 10/20/2029 •	1	1

Government National Mortgage Association REMICS
3.000% due 07/20/2046 -05/20/2047	13	13
4.673% due 12/20/2073 •	1,135	1,149
6.000% due 08/20/2034	760	763

Government National Mortgage Association, TBA
2.500% due 04/01/2056	3,500	3,012
3.000% due 05/01/2056	8,200	7,315
6.500% due 05/01/2056	34,800	36,066

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056	1,880	1,770
4.500% due 05/01/2056 -06/01/2056	32,010	30,861
5.000% due 04/01/2056 -05/01/2056	206,040	202,981
6.500% due 04/01/2056 -05/01/2056	22,794	23,563

		463,669

U.S. TREASURY OBLIGATIONS 5.1%

U.S. Treasury Bonds
1.875% due 02/15/2041 (n)	100	69
2.250% due 08/15/2049 (n)	2,100	1,307
2.375% due 11/15/2049 (n)	175	112
3.000% due 02/15/2048 (n)	1,600	1,180
3.000% due 08/15/2048 (n)	175	129
3.000% due 02/15/2049 (n)	250	183
3.375% due 11/15/2048 (j)(n)	3,900	3,057
4.125% due 08/15/2044 (j)(n)	3,375	3,063
4.500% due 11/15/2054 (j)	14,800	13,830
4.625% due 02/15/2046 (j)	1,000	964
4.625% due 02/15/2055 (j)(n)	8,700	8,300
4.750% due 05/15/2055 (j)(n)	600	584
4.750% due 02/15/2056 (n)	500	488
4.875% due 08/15/2045 (n)	315	314

U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (l)	3,029	3,143
3.875% due 04/15/2029 (l)	2,374	2,562
0.125% due 07/15/2031 (l)	3,276	3,062
0.125% due 01/15/2032 (l)	821	756
0.500% due 01/15/2028 (l)	9,756	9,683
0.625% due 07/15/2032 (l)	560	528
1.125% due 01/15/2033 (l)	4,367	4,208

U.S. Treasury Notes
3.500% due 02/15/2033 (l)	1,400	1,347
4.125% due 02/15/2036	700	689
4.250% due 08/15/2035 (j)(n)	500	498
4.375% due 05/15/2034	600	607

		60,663

Total United States (Cost $722,850)		708,791

SHORT-TERM INSTRUMENTS 2.3%

COMMERCIAL PAPER 2.0%

AES Corp.
4.150% due 04/02/2026	$800	800

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Alimentation Couche-Tard, Inc.
4.050% due 04/10/2026		$250	$250
4.100% due 04/21/2026		1,600	1,596

AMETEK, Inc.
3.900% due 04/09/2026		550	549

Constellation Energy Generation LLC
4.030% due 04/24/2026		700	698

Crown Castle, Inc.
4.300% due 04/21/2026		1,200	1,197

Elevance Health, Inc.
4.050% due 04/01/2026		150	150
4.050% due 04/13/2026		700	699

Enbridge U.S., Inc.
3.910% due 04/13/2026		1,900	1,897

HCA, Inc.
4.200% due 05/11/2026		4,800	4,776

Jabil, Inc.
4.050% due 04/08/2026		250	250
4.050% due 04/16/2026		250	249
4.150% due 05/13/2026		1,900	1,890

Jones Lang LaSalle Finance BV
4.030% due 04/09/2026		1,050	1,049

Keurig Dr. Pepper, Inc.
3.970% due 04/15/2026		800	799
4.100% due 04/09/2026		700	699

NextEra Energy Capital Holdings, Inc.
4.020% due 04/20/2026		400	399

Phillips 66
4.000% due 04/01/2026		850	850
4.000% due 04/02/2026		1,700	1,700
4.050% due 04/08/2026		2,650	2,648
4.100% due 04/08/2026		900	899

			24,044

		SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		557,197	557

		PRINCIPAL AMOUNT (000S)
EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	850	14

NIGERIA TREASURY BILLS 0.2%
31.337% due 06/11/2026 - 01/28/2027 (c)(d)	NGN	4,289,450	2,954

U.S. TREASURY BILLS 0.1%
3.695% due 06/30/2026 - 07/21/2026 (c)(d)(n)		$598	592

Total Short-Term Instruments (Cost $27,882)			28,161

Total Investments in Securities (Cost $1,468,617)			1,430,271

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	187

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.6%

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	3,207,501	$31,238

Total Short-Term Instruments (Cost $31,236)		31,238

Total Investments in Affiliates (Cost $31,236)		31,238

Total Investments 122.9% (Cost $1,499,853)		$1,461,509

Financial Derivative Instruments (k)(m) (0.6)% (Cost or Premiums, net $736)		(6,813)

Other Assets and Liabilities, net (22.3)%		(265,064)

Net Assets 100.0%		$1,189,632

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
MSC	1.750%	03/30/2026	04/06/2026		$(959)	$(959)
TDM	2.750	04/01/2026	TBD	(2)	(504)	(504)

Total Reverse Repurchase Agreements						$(1,463)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (17.7)%
U.S. Government Agencies (17.7)%
Government National Mortgage Association, TBA	3.500%	04/01/2056	$20,900	$(19,301)	$(19,173)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	21,000	(19,435)	(19,323)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	11,750	(9,669)	(9,467)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	75,000	(60,082)	(60,395)

188	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Uniform Mortgage-Backed Security, TBA	2.500%	05/01/2056	$8,400	$(7,035)	$(7,060)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	11,000	(9,627)	(9,647)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	9,800	(8,933)	(8,965)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	9,820	(9,899)	(9,853)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056	9,006	(9,132)	(9,167)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2056	32,694	(33,889)	(33,798)
Uniform Mortgage-Backed Security, TBA	6.500	06/01/2056	22,400	(23,175)	(23,154)

Total Short Sales (17.7)%				$(210,177)	$(210,002)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
MSC	$0	$(959)	$0	$(959)	$964	$5
TDM	0	(504)	0	(504)	0	(504)

Total Borrowings and Other Financing Transactions	$0	$(1,463)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(959)	$0	$0	$(959)

Total Borrowings	$0	$(959)	$0	$0	$(959)

Payable for reverse repurchase agreements(4)					$(959)

(j)	Securities with an aggregate market value of $964 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(7,208) at a weighted average interest rate of 4.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(504) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - EUREX Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	11	$11	$(4)	$(12)
Call - EUREX Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	11	11	(4)	(1)

						$(8)	$(13)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	19	$19	$(7)	$(7)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	19	19	(4)	(3)

					$(11)	$(10)

Total Written Options					$(19)	$(23)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	189

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	1,725	$484,404	$(1,726)	$0	$0
Australia Government 3-Year Bond June Futures	06/2026	26	1,859	(8)	8	0
Canada Government 5-Year Bond June Futures	06/2026	135	11,014	(141)	31	0
Canada Government 10-Year Bond June Futures	06/2026	260	22,430	(384)	90	0
Euro-BTP Future June Futures	06/2026	726	97,576	(3,752)	1,175	0
Euro-Buxl 30-Year Bond June Futures	06/2026	6	765	(9)	14	0
Euro-Schatz June Futures	06/2026	153	18,701	(110)	25	(1)
Long Guilt June Futures	06/2026	416	48,339	(2,407)	363	0
U.S. Treasury 5-Year Note June Futures	06/2026	368	39,810	(586)	52	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	874	99,213	(1,921)	240	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	109	12,705	(353)	24	0

				$(11,397)	$2,022	$(1)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	570	$(42,377)	$280	$0	$(399)
Euro-Bobl June Futures	06/2026	281	(37,491)	703	0	(149)
Euro-Bund June Futures	06/2026	254	(36,813)	637	0	(267)
Euro-Oat June Futures	06/2026	190	(26,066)	827	0	(242)
Japan Government 10-Year Bond June Futures	06/2026	16	(13,137)	150	3	(28)
U.S. Treasury 10-Year Note June Futures	06/2026	58	(6,441)	88	0	(14)

				$2,685	$3	$(1,099)

Total Futures Contracts				$(8,712)	$2,025	$(1,100)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$8,800	$(142)	$(17)	$(159)	$0	$(17)
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035		27,153	(217)	162	(55)	0	(94)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		41,300	(636)	(91)	(727)	0	(89)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		54,100	80	(92)	(12)	0	(184)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	36,600	(572)	(23)	(595)	0	(52)

						$(1,487)	$(61)	$(1,548)	$0	$(436)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$79,936	$1,776	$(333)	$1,443	$157	$0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	42,500	720	28	748	92	0

					$2,496	$(305)	$2,191	$249	$0

190	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(591)	$(712)	$28	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		2,100	26	(40)	(14)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		13,900	153	115	268	0	(29)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		72,220	(796)	(629)	(1,425)	157	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		4,930	(21)	(189)	(210)	16	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		28,400	(831)	(414)	(1,245)	85	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,150	6	97	103	0	(9)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		11,300	370	221	591	0	(45)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		3,280	161	65	226	0	(15)
Receive	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	117,730	14	32	46	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	(86)	(80)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		700,000	(26)	(1)	(27)	1	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		24,737,000	143	96	239	0	(83)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	(70)	(91)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		230,000	(31)	(4)	(35)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		320,000	(28)	(12)	(40)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(374)	(309)	(683)	14	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		6,730,000	172	82	254	0	(87)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(129)	(251)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		2,160,000	(53)	(586)	(639)	31	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(1,697)	(1,761)	68	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(726)	(899)	32	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	(174)	(24)	(198)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		5,629,600	(283)	(2,236)	(2,519)	115	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		340,000	(88)	(27)	(115)	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		860,000	(234)	(84)	(318)	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	717	846	1,563	0	(19)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(1,270)	(1,822)	15	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		321,800	(368)	(24)	(392)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		430,000	(357)	(42)	(399)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		480,000	(215)	(109)	(324)	0	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	57,051	349	485	834	0	(225)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		32,200	279	(103)	176	0	(105)
Receive(6)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	134,083	58	56	114	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$8,000	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	872	(561)	311	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(467)	254	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		15,800	52	137	189	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		5,100	24	(24)	0	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		3,100	13	(21)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(6)	11	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	17	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	(1)	(1)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		10,900	(142)	19	(123)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	(53)	(53)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		5,600	0	(44)	(44)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		81,527	266	543	809	0	(81)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		300	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		400	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		13,100	(237)	156	(81)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		67,890	64	307	371	0	(71)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		3,800	(75)	10	(65)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		4,900	76	50	126	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,722	(7)	(13)	(20)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		5,300	(105)	75	(30)	0	(6)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		300	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		1,700	0	(3)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		1,000	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		1,800	0	(6)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		18,060	465	(376)	89	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,800	(13)	(9)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		1,400	(5)	29	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		1,000	(4)	25	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,200	(8)	51	43	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		2,050	(8)	41	33	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		350	(1)	6	5	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	191

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2035		$27,760	$1,866	$(664)	$1,202	$0	$(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		900	(3)	(8)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,800	(5)	(10)	(15)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(2)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,000	100	3	103	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		2,200	4	30	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		2,200	(2)	25	23	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		3,664	9	26	35	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		14,500	(283)	402	119	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.621	Annual	11/15/2035		19,500	0	350	350	0	(16)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.631	Annual	11/15/2035		10,400	0	178	178	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		400	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		40,720	(235)	574	339	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		700	0	6	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		1,400	(3)	16	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		38,500	(467)	31	(436)	0	(31)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		5,870	12	51	63	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		400	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		500	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,600	1,128	333	1,461	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052		600	0	(6)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052		600	0	(6)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		1,300	0	(13)	(13)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		2,000	0	(21)	(21)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052		700	0	(8)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052		700	0	(8)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		1,300	0	(15)	(15)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		1,000	0	(13)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052		900	0	(12)	(12)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		2,100	0	(29)	(29)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		1,600	0	(23)	(23)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		5,000	0	140	140	18	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,800	25	18	43	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		320	0	8	8	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		220	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		1,723	13	10	23	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,100	221	548	769	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		700	0	22	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		1,500	0	47	47	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		800	0	24	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,000	0	122	122	19	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		3,090	0	13	13	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		810	0	1	1	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,300	0	147	147	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,800	0	104	104	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		1,000	0	57	57	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	5	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		1,200	0	56	56	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,400	0	88	88	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,210	399	87	486	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		1,380	5	46	51	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		922	(16)	28	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,666	(1)	54	53	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		7,600	701	145	846	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		624	(7)	21	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		12,000	(651)	(145)	(796)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		200	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		300	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,580	52	(15)	37	6	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	123	12	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	168	16	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	127	25	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		12,900	(58)	10	(48)	59	0
Pay(6)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		3,100	(27)	3	(24)	14	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	21,620,020	153	(1,415)	(1,262)	0	(7)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	10,900	3	43	46	11	0
Receive(6)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036		6,200	0	28	28	7	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	(37)	(38)	15	0

192	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month SEK-STIBOR	2.500%	Annual	03/18/2031	SEK	132,400	$(63)	$(158)	$(221)	$78	$0
Pay(6)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		53,000	11	(58)	(47)	33	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	213	(184)	6	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		107,300	(1,108)	(3,484)	(4,592)	609	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		33,700	953	231	1,184	0	(193)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		7,900	16	(326)	(310)	68	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	11	(58)	(47)	16	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		9,800	60	(466)	(406)	87	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		15,200	255	(685)	(430)	137	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		9,200	(60)	(346)	(406)	85	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(112)	11	(101)	2	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		60,500	(3)	(15)	(18)	0	(4)
Pay(6)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		35,100	0	(21)	(21)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	245,700	(764)	(2,910)	(3,674)	510	0
Pay(6)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		50,400	33	(262)	(229)	52	0
Receive(6)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		51,200	(36)	273	237	0	(58)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(49)	(49)	5	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(179)	(179)	22	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		88,870	(347)	(1,742)	(2,089)	444	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		79,230	(1,224)	(1,658)	(2,882)	700	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(65)	(130)	9	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,800	(128)	(842)	(970)	11	0
Receive(6)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		35,500	489	(638)	(149)	0	(19)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		8,560	(197)	(19)	(216)	96	0
Pay	CAONREPO	3.500	Annual	06/19/2026	CAD	10,600	(5)	84	79	1	0
Pay	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	256	255	1	0
Pay	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	210	208	1	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		9,600	(608)	373	(235)	13	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	293	(258)	9	0
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		2,800	(3)	(7)	(10)	4	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(113)	(45)	0	(8)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		800	3	(3)	0	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(42)	(47)	0	(10)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(275)	(178)	0	(23)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(69)	(73)	0	(7)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	18	18	0	(4)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(119)	(76)	0	(7)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		3,000	(42)	3	(39)	6	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		2,400	(225)	1	(224)	3	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049		2,600	(299)	(2)	(301)	3	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,000	16	(54)	(38)	1	0
Pay	06-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	55,500	(167)	(50)	(217)	20	0
Pay(6)	06-Month NOK-NIBOR	4.500	Annual	09/16/2031		6,000	0	(2)	(2)	2	0

							$(2,347)	$(18,223)	$(20,570)	$4,027	$(1,409)

Total Swap Agreements							$(1,338)	$(18,589)	$(19,927)	$4,276	$(1,845)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,474	$4,276	$6,750	$(23)	$(1,100)	$(1,905)	$(3,028)

(l)

Securities with an aggregate market value of $20,313 and cash of $13,988 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $11 is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	193

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $449 for closed futures and unsettled variation margin liability of $(60) for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	SGD	12		$9	$0	$0
	04/2026		$22,753	CAD	31,166	0	(347)

BOA	04/2026	BRL	1,800		$345	0	(3)
	04/2026	CNH	8,432		1,223	0	(2)
	04/2026	COP	2,583,182		673	0	(30)
	04/2026	EUR	3,596	RON	18,407	10	0
	04/2026		12,246		$14,208	54	0
	04/2026	INR	70,853		751	1	(3)
	04/2026	JPY	1,496,186		9,378	0	(50)
	04/2026	KRW	393,727		269	7	0
	04/2026	PLN	2,759		746	3	0
	04/2026	RON	7,125	EUR	1,393	0	(2)
	04/2026	SGD	1,602		$1,253	7	0
	04/2026	THB	18,662		598	31	0
	04/2026		$343	BRL	1,800	4	0
	04/2026		999	CZK	21,034	0	(8)
	04/2026		3,046	EUR	2,650	17	0
	04/2026		1,270	GBP	953	0	(9)
	04/2026		483	INR	43,868	0	(20)
	04/2026		1	JPY	145	0	0
	04/2026		186	MXN	3,436	5	0
	04/2026		736	RON	3,174	0	(17)
	05/2026	EUR	2,650		$3,050	0	(17)
	05/2026		$863	CNY	5,995	7	0
	05/2026		9,378	JPY	1,491,680	50	0
	05/2026		294	RON	1,281	0	(4)
	06/2026	ILS	2,715		$879	13	0
	06/2026	MXN	18,092		1,009	6	0
	06/2026		$27	BRL	141	0	0
	06/2026		137	CNY	943	0	0
	06/2026		255	ILS	796	0	(2)
	07/2026		434	CNY	2,973	0	(1)
	10/2026	BRL	1,900		$348	0	(4)

BPS	04/2026		30,305		5,618	0	(233)
	04/2026	CNH	1,174		171	0	0
	04/2026	CNY	2,321		337	1	0
	04/2026	COP	3,428,745		895	0	(37)
	04/2026	GBP	2,039		2,704	5	0
	04/2026	ILS	2,845		921	16	0
	04/2026	INR	2,678,821		28,804	409	(29)
	04/2026	KRW	3,774,925		2,548	39	(1)
	04/2026	NZD	10,276		6,078	173	0
	04/2026	PLN	1,051		282	0	(1)
	04/2026	THB	124,887		3,863	73	(2)
	04/2026	TWD	240,357		7,582	80	0
	04/2026		$4,008	AUD	5,696	0	(78)
	04/2026		5,756	BRL	30,305	94	0
	04/2026		808	CAD	1,128	3	0
	04/2026		331	CNY	2,321	5	0
	04/2026		1,394	GBP	1,037	0	(22)
	04/2026		6,144	IDR	103,952,806	0	(20)
	04/2026		679	ILS	2,150	5	0

194	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$3,309	INR	311,521	$6	$0
	04/2026		713	KRW	1,065,619	2	(6)
	04/2026		3,107	PLN	11,198	0	(90)
	04/2026		611	RON	2,637	0	(13)
	04/2026		2	THB	69	0	0
	04/2026		20,179	TWD	645,405	0	(33)
	04/2026	ZAR	15,846		$936	1	0
	05/2026	ILS	2,148		679	0	(5)
	05/2026	INR	265,583		2,807	0	(12)
	05/2026	TWD	603,941		19,183	385	(9)
	05/2026		$1,100	BRL	5,774	8	0
	05/2026		854	CNY	5,932	7	0
	05/2026		1,408	IDR	23,970,930	3	0
	05/2026		17,499	INR	1,657,259	88	0
	05/2026		328	KWD	100	0	(5)
	05/2026		282	THB	9,258	0	(1)
	06/2026	MXN	11,236		$618	0	(5)
	06/2026	TWD	543,213		16,969	70	0
	06/2026		$616	BRL	3,272	8	0
	06/2026		3,803	CNY	26,088	0	(6)
	06/2026		9,692	IDR	163,100,380	0	(102)
	06/2026		208	KWD	63	0	(3)
	06/2026		176	TWD	5,664	0	0
	07/2026	BRL	5,400		$1,003	0	(18)
	07/2026		$1,608	BRL	8,640	26	0
	07/2026		145	KWD	44	0	(2)
	08/2026	CZK	3,909	EUR	160	2	0
	08/2026		$7,469	INR	710,532	0	(32)
	10/2026	BRL	12,600		$2,299	0	(33)
	01/2027		$7,582	TWD	238,120	0	(180)
	02/2027		17,287		538,041	0	(562)
	06/2027		144	KWD	44	0	(2)
	05/2029	KWD	511		$1,756	84	0
	07/2029		65		222	11	0
	05/2030		344		1,185	54	0

BRC	04/2026	CNH	14,283		2,074	2	(2)
	04/2026	EUR	3,675	RON	18,814	17	0
	04/2026	HKD	3,542		$453	1	0
	04/2026	RON	8,470	EUR	1,657	0	(5)
	04/2026	TRY	707,793		$15,641	0	(148)
	04/2026		$29	CAD	40	0	0
	04/2026		760	DKK	4,830	0	(13)
	04/2026		56	NOK	537	0	(1)
	04/2026		2,132	PLN	7,661	0	(68)
	04/2026		8,977	SEK	81,448	0	(373)
	04/2026		11,753	TRY	537,541	119	0
	04/2026	ZAR	24,029		$1,468	50	0
	05/2026	CAD	39		28	0	0
	05/2026	TRY	57,243		1,228	0	(8)
	05/2026		$515	TRY	23,880	0	0
	06/2026	ILS	2,009		$647	6	0

BSH	04/2026	BRL	26,200		4,714	0	(344)
	04/2026	JPY	8,269,897		51,803	0	(306)
	04/2026		$5,045	BRL	26,200	13	0
	04/2026		1,436	GBP	1,078	0	(8)
	04/2026		7,882	NZD	13,653	0	(36)
	04/2026		4,929	PLN	17,828	0	(126)
	05/2026	GBP	1,078		$1,435	8	0
	05/2026	NZD	13,653		7,891	37	0
	05/2026		$51,803	JPY	8,244,982	304	0
	06/2026		1,872	COP	7,003,311	3	0
	10/2026	BRL	27,900		$5,150	0	(14)

CBK	04/2026	CNH	7,620		1,109	3	0
	04/2026	COP	366,720		96	0	(4)
	04/2026	EUR	21,427		24,793	27	0
	04/2026	INR	1,540,328		16,621	331	0
	04/2026	JPY	238,500		1,514	11	0
	04/2026	KRW	4,215,476		2,841	38	0
	04/2026	NOK	5,170		532	0	(2)
	04/2026	PLN	126		35	1	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	195

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	6,640		$712	$11	$0
	04/2026	THB	74		2	0	0
	04/2026	TWD	5,619		176	1	0
	04/2026		$1,343	CAD	1,834	0	(25)
	04/2026		1,141	CNH	7,866	2	0
	04/2026		247	CNY	1,708	0	0
	04/2026		4,720	COP	17,354,901	0	(1)
	04/2026		6,255	EUR	5,394	1	(21)
	04/2026		1,692	GBP	1,255	0	(31)
	04/2026		36,178	INR	3,344,972	11	(743)
	04/2026		2,689	JPY	420,000	0	(42)
	04/2026		0	THB	9	0	0
	04/2026		3,359	TWD	106,339	0	(39)
	05/2026		161	CNY	1,111	1	0
	05/2026		1,200	EUR	1,045	10	0
	06/2026	COP	22,322,755		$5,955	7	(30)
	06/2026	IDR	8,517,856		506	5	0
	06/2026	ILS	1,211		393	7	0
	06/2026	PEN	3,350		975	16	0
	06/2026	TWD	106,319		3,359	50	0
	06/2026		$2,967	CNY	20,416	5	0
	06/2026		444	IDR	7,462,427	0	(5)
	06/2026		3,423	MXN	61,026	0	(37)
	07/2026	PEN	2,109		$623	20	0
	07/2026		$345	CNY	2,359	0	(1)
	08/2026	COP	31,161,255		$8,197	0	(28)
	08/2026	INR	414,711		4,425	85	0
	08/2026	PEN	2,063		600	11	0
	08/2026		$42	KZT	21,956	2	0
	09/2026	PEN	3,760		$1,088	16	0
	09/2026		$1,069	CLP	927,642	0	(67)
	09/2026		380	MXN	6,789	0	(6)
	01/2027	PEN	8,053		$2,363	83	0

DUB	04/2026	CNH	356,829		51,597	0	(210)
	04/2026	EUR	3,180	RON	16,242	4	0
	04/2026	HKD	17,191		$2,197	3	0
	04/2026	ILS	5,740		1,854	28	0
	04/2026	INR	168,398		1,794	11	(5)
	04/2026	RON	37,851	EUR	7,397	0	(23)
	04/2026		$21,729	AUD	31,674	125	0
	04/2026		101,034	CNH	692,348	6	(519)
	04/2026		982	CZK	20,743	0	(5)
	04/2026		345	EGP	17,279	0	(34)
	04/2026		278	HUF	93,333	3	0
	04/2026		3,743	INR	347,984	0	(46)
	04/2026		14,348	SGD	18,328	0	(93)
	04/2026		1,260	THB	41,157	0	(11)
	05/2026	AUD	31,674		$21,720	0	(125)
	05/2026	SGD	18,286		14,348	92	0
	05/2026		$51,597	CNH	355,965	212	0
	06/2026	KZT	88,455		$165	0	(16)
	06/2026	THB	41,073		1,260	7	0
	06/2026		$1,316	CNY	9,014	0	(5)
	07/2026		442	KZT	237,489	36	0
	08/2026	INR	287,118		$3,053	48	0
	09/2026	PEN	3,545		1,027	17	0

FAR	04/2026	AUD	10,598		7,511	199	0
	04/2026	CAD	458		338	8	0
	04/2026	CHF	7,983		10,018	34	0
	04/2026	GBP	28,851		38,655	468	0
	04/2026	JPY	10,296,782		64,516	0	(364)
	04/2026	SEK	73,584		7,795	22	0
	04/2026		$9,360	CHF	7,224	0	(326)
	04/2026		36,436	GBP	27,085	0	(586)
	04/2026		20,904	JPY	3,266,115	0	(324)
	04/2026		1,815	PLN	6,548	0	(51)
	04/2026		77	SGD	99	0	0
	05/2026	ILS	3,572		$1,129	0	(9)
	05/2026	SGD	99		77	0	0
	05/2026		$10,018	CHF	7,955	0	(34)
	05/2026		19	CNH	128	0	0

196	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026		$38,653	GBP	28,851	$0	$(468)
	05/2026		64,516	JPY	10,265,679	361	0
	05/2026		7,795	SEK	73,461	0	(22)
	06/2026	ILS	1,933		$627	11	0
	06/2026	PEN	9,355		2,744	66	0
	06/2026		$3,538	MXN	61,607	0	(122)
	08/2026	PEN	4,440		$1,313	45	0
	09/2026		22,612		6,642	198	0
	09/2026		$308	MXN	5,439	0	(9)

GLM	04/2026	BRL	154,189		$28,573	0	(1,194)
	04/2026	ILS	2,621		843	9	0
	04/2026	INR	12,700		139	5	0
	04/2026	MYR	17,783		4,528	133	0
	04/2026	SGD	680		538	9	0
	04/2026		$28,962	BRL	154,189	805	0
	04/2026		1,302	CNH	8,943	0	(4)
	04/2026		164	HUF	56,256	5	0
	04/2026		167	IDR	2,813,693	0	(1)
	04/2026		1,579	MXN	29,113	45	0
	04/2026		735	PLN	2,648	0	(22)
	04/2026		704	THB	23,114	0	(3)
	04/2026		617	ZAR	10,642	11	0
	06/2026	BRL	1		$0	0	0
	06/2026	IDR	8,058,518		478	4	0
	06/2026	THB	23,073		704	0	0
	06/2026		$80	BRL	423	1	0
	06/2026		844	IDR	14,287,713	0	(4)
	06/2026		3,567	MXN	62,337	0	(111)
	07/2026	BRL	18,000		$3,339	0	(66)
	07/2026		$21,300	BRL	115,306	511	0

IND	04/2026	DKK	20,590		$3,168	0	(16)
	04/2026		$325,336	EUR	275,525	0	(6,870)
	05/2026		3,168	DKK	20,558	16	0

JPM	04/2026	BRL	8,400		$1,609	0	(12)
	04/2026	CNH	377,800		54,598	0	(254)
	04/2026	EUR	2,046	RON	10,456	3	0
	04/2026		3,339		$3,843	0	(16)
	04/2026	HKD	20,061		2,566	5	0
	04/2026	PLN	5,968		1,625	20	(3)
	04/2026	RON	12,795	EUR	2,504	0	(3)
	04/2026	SGD	16,133		$12,801	254	0
	04/2026	THB	87,983		2,783	112	0
	04/2026		$1,590	BRL	8,400	31	0
	04/2026		589	CZK	12,567	3	0
	04/2026		823	HUF	274,388	2	0
	04/2026		158	KRW	233,201	0	(3)
	04/2026		589	MXN	10,856	16	0
	04/2026		641	PLN	2,271	0	(29)
	04/2026		1,413	THB	44,249	0	(69)
	04/2026	ZAR	101,852		$6,066	61	(6)
	05/2026	AUD	1,595		1,093	0	(7)
	05/2026	EUR	359	RON	1,842	1	0
	05/2026	RON	1,840	EUR	359	0	0
	05/2026		$54,258	CNH	374,536	254	0
	05/2026		18,807	MXN	337,121	0	(69)
	06/2026	ILS	2,922		$945	14	0
	06/2026	MXN	19,904		1,109	6	0
	06/2026	THB	78,866		2,405	0	(1)
	06/2026		$236	ILS	733	0	(2)
	07/2026	BRL	5,200		$961	0	(22)
	08/2026	CZK	14,518	EUR	595	7	0
	10/2026	BRL	3,600		$656	0	(11)

MBC	04/2026	AUD	8,314		5,748	18	(6)
	04/2026	CAD	426		309	3	0
	04/2026	CHF	476		601	6	0
	04/2026	CZK	3,529		166	0	0
	04/2026	EUR	106	RON	544	0	0
	04/2026		5,142		$5,937	5	(11)
	04/2026	GBP	1,496		1,984	4	0
	04/2026	JPY	3,182,894		19,904	0	(151)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	197

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	KRW	3,300,522		$2,200	$20	$(15)
	04/2026	NOK	13,559		1,387	0	(14)
	04/2026	SEK	10,775		1,153	15	0
	04/2026	THB	48,551		1,528	54	0
	04/2026		$1,384	CHF	1,084	0	(28)
	04/2026		2,492	DKK	15,769	0	(53)
	04/2026		1,031	GBP	769	0	(13)
	04/2026		24,233	JPY	3,773,536	0	(456)
	04/2026		472	MXN	8,713	14	0
	04/2026		328	NOK	3,148	0	(3)
	04/2026		642	PLN	2,319	0	(18)
	04/2026		292	RON	1,284	0	(1)
	04/2026		638	THB	20,493	0	(16)
	05/2026	RON	1,285		$292	1	0
	05/2026	THB	12,751		413	25	0
	05/2026		$66	EGP	3,385	0	(7)
	05/2026		1,909	EUR	1,662	15	0
	05/2026		58	GBP	44	0	(1)
	05/2026		20,916	JPY	3,334,276	156	0
	05/2026		1,271	NOK	12,440	13	0
	05/2026		16,953	TWD	546,917	75	0
	06/2026	MXN	2,277		$126	0	0
	01/2027	TWD	547,680		16,953	0	(72)

MYI	04/2026	MYR	134		34	1	0
	04/2026	PLN	567		160	8	0
	04/2026	TWD	610,869		19,351	280	0
	04/2026		$10	JPY	1,602	0	0
	04/2026		6,345	TWD	202,629	3	(22)
	06/2026	TWD	202,741		$6,345	38	0
	06/2026		$714	CNY	4,928	2	0
	01/2027		19,351	TWD	605,903	0	(516)

NGF	04/2026		1,291	CNH	8,834	0	(8)
	04/2026		1,566	NOK	15,054	0	(11)
	04/2026		1,396	TRY	63,934	31	0
	05/2026		987		45,638	0	(1)

SCX	04/2026	CAD	32,156		$23,226	109	0
	04/2026	CNY	1,710		247	0	0
	04/2026	COP	10,976,254		2,867	0	(118)
	04/2026	KRW	2,770,077		1,814	0	(28)
	04/2026	NZD	3,377		2,019	78	0
	04/2026	THB	3,515		110	4	0
	04/2026		$883	CNH	6,065	0	(3)
	04/2026		281	GBP	209	0	(5)
	04/2026		2,816	INR	257,249	0	(99)
	04/2026		16,466	JPY	2,568,669	0	(281)
	04/2026		1,814	KRW	2,770,422	28	0
	04/2026		589	PLN	2,131	0	(15)
	04/2026		342	TWD	10,911	0	(1)
	05/2026		23,226	CAD	32,112	0	(109)
	05/2026		1,875	CNY	12,988	12	0
	06/2026		1,839		12,575	0	(8)
	06/2026		1,403	IDR	23,652,217	0	(12)
	07/2026		1,203	CNY	8,248	0	(2)

SOG	04/2026	EUR	243,567		$281,126	48	(448)
	04/2026	RON	7,851	EUR	1,540	0	0
	04/2026		12,225		$2,776	9	0
	04/2026		$188	CHF	151	1	0
	04/2026		6,186	CNH	42,211	0	(57)
	04/2026		142	CZK	3,002	0	0
	04/2026		2,545	EUR	2,152	0	(58)
	04/2026		86,369	JPY	13,438,711	0	(1,692)
	04/2026		5,594	RON	24,414	0	(65)
	05/2026	CHF	151		$188	0	0
	05/2026	SGD	905		703	0	(2)
	05/2026		$32	CNY	222	0	0
	05/2026		279,498	EUR	241,822	438	0
	06/2026	ILS	1,061		$343	5	0
	06/2026	PEN	4,867		1,445	51	0
	06/2026		$665	IDR	11,285,715	0	(1)
	07/2026	PEN	3,357		$992	32	0

198	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026		$234	EGP	11,845	$0	$(31)

SSB	04/2026	AUD	18,459		$13,136	400	0
	04/2026		$639	INR	58,275	0	(24)
	04/2026		107	JPY	16,607	0	(2)
	04/2026		1,057	SEK	9,610	0	(42)

UAG	04/2026	PLN	2,748		$747	7	0
	04/2026		$1,209	CZK	25,394	0	(13)
	04/2026		14,161	KRW	20,862,892	0	(287)
	04/2026		5,082	PLN	18,379	0	(132)
	05/2026		1,268	SGD	1,632	4	0
	06/2026	ILS	1,924		$622	8	0
	06/2026	MXN	2,905		162	1	0
	06/2026		$2,051	MXN	35,790	0	(66)

Total Forward Foreign Currency Contracts						$9,557	$(21,824)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,312	$3	$3
	Call - OTC USD versus HKD		7.800	08/24/2026	3,625	5	5
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	2,208	22	7
	Put - OTC USD versus KRW		1,400.000	07/13/2026	491	3	2
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	2,665	19	10

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	685	2	0

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	567	1	1

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	2,083	3	3
	Call - OTC USD versus HKD		7.800	08/24/2026	1,084	2	2
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	4,201	39	13
	Put - OTC USD versus KRW		1,400.000	07/10/2026	4,201	34	13

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	1,234	5	0

Total Purchased Options						$138	$59

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,312	$(1)	$(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	3,625	(2)	(2)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	2,208	(8)	(2)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	491	(1)	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	2,665	(19)	(16)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	567	0	0

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	2,083	(1)	(1)
	Call - OTC USD versus HKD		7.850	08/24/2026	1,084	(1)	0
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	4,201	(13)	(3)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	4,201	(11)	(4)

						$(57)	$(29)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	1,000	$(3)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	1,000	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	1,000	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	1,000	(4)	(3)

							$(13)	$(12)

Total Written Options							$(70)	$(41)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	199

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$2,000	$(67)	$16	$0	$(51)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	3,400	(125)	24	0	(101)

							$(192)	$40	$0	$(152)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
										Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	2.033%		$900	$(9)	$3	$0	$(6)

DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	659	0	4	4	0

								$(9)	$7	$4	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	200	$46	$(6)	$40	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,700	557	(17)	540	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		300	68	(8)	60	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,100	444	(24)	420	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		4,400	972	(91)	881	0

							$2,087	$(146)	$1,941	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$2,720	JPY	429,800	$7	$1	$8	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	39,509		5,926,400	506	(3)	503	0

FAR	Floating rate equal to 1-Day USD-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	38,476		6,079,200	99	14	113	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	6,470		950,000	27	6	33	0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	10,668	GBP	8,021	(41)	(21)	0	(62)

200	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$15,581	JPY	2,415,000	$10	$(7)	$3	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	748		110,000	1	0	1	0

								$609	$(10)	$661	$(62)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	133,800	$(159)	$11	$0	$(148)

CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		35,600	(32)	(7)	0	(39)

JPM	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		174,650	(110)	(83)	0	(193)

SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/17/2032		208,780	(169)	(61)	0	(230)

								$(470)	$(140)	$0	$(610)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	IBOXIG Index	42,459	1.237% (SOFR plus a specified spread)	Maturity	09/21/2026	$	14,400	$0	$(64)	$0	$(64)

CBK	Receive	SIBCSORA Index	N/A	0.822	Semi-Annual	08/26/2026	SGD	110	0	2	2	0

									$0	$(62)	$2	$(64)

Total Swap Agreements									$2,025	$(311)	$2,608	$(894)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$0	$0	$0	$0	$(347)	$0	$0	$(347)	$(347)	$332	$(15)
BOA	215	27	40	282	(172)	(21)	0	(193)	89	0	89
BPS	1,658	0	540	2,198	(1,542)	0	(212)	(1,754)	444	(270)	174
BRC	195	0	0	195	(618)	0	0	(618)	(423)	282	(141)
BSH	365	0	0	365	(834)	0	0	(834)	(469)	385	(84)
CBK	755	0	573	1,328	(1,082)	0	(45)	(1,127)	201	303	504
DUB	592	0	4	596	(1,092)	0	0	(1,092)	(496)	835	339
FAR	1,412	0	146	1,558	(2,315)	0	0	(2,315)	(757)	1,053	296
GLM	1,538	1	4	1,543	(1,405)	(12)	(62)	(1,479)	64	204	268
GST	0	0	420	420	0	0	0	0	420	(260)	160
IND	16	0	0	16	(6,886)	0	0	(6,886)	(6,870)	9,729	2,859
JPM	789	0	881	1,670	(507)	0	(193)	(700)	970	(1,010)	(40)
MBC	424	31	0	455	(865)	(8)	0	(873)	(418)	592	174
MYC	0	0	0	0	0	0	(152)	(152)	(152)	0	(152)
MYI	332	0	0	332	(538)	0	0	(538)	(206)	37	(169)
NGF	31	0	0	31	(20)	0	0	(20)	11	0	11
SCX	231	0	0	231	(681)	0	(230)	(911)	(680)	722	42
SOG	584	0	0	584	(2,354)	0	0	(2,354)	(1,770)	2,373	603
SSB	400	0	0	400	(68)	0	0	(68)	332	(260)	72
UAG	20	0	0	20	(498)	0	0	(498)	(478)	593	115

Total Over the Counter	$9,557	$59	$2,608	$12,224	$(21,824)	$(41)	$(894)	$(22,759)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	201

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

(n)

Securities with an aggregate market value of $17,440 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,474	$2,474
Swap Agreements	0	249	0	0	4,027	4,276

	$0	$249	$0	$0	$6,501	$6,750

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,557	$0	$9,557
Purchased Options	0	0	0	59	0	59
Swap Agreements	0	1,945	0	661	2	2,608

	$0	$1,945	$0	$10,277	$2	$12,224

	$0	$2,194	$0	$10,277	$6,503	$18,974

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	1,100	1,100
Swap Agreements	0	436	0	0	1,469	1,905

	$0	$436	$0	$0	$2,592	$3,028

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,824	$0	$21,824
Written Options	0	0	0	29	12	41
Swap Agreements	0	158	0	62	674	894

	$0	$158	$0	$21,915	$686	$22,759

	$0	$594	$0	$21,915	$3,278	$25,787

202	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$459	$459
Futures	0	0	0	0	6,978	6,978
Swap Agreements	0	(620)	0	0	(2,561)	(3,181)

	$0	$(620)	$0	$0	$4,876	$4,256

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,053	$0	$14,053
Purchased Options	0	0	0	(56)	(198)	(254)
Written Options	0	0	0	326	1,024	1,350
Swap Agreements	0	221	0	(515)	(978)	(1,272)

	$0	$221	$0	$13,808	$(152)	$13,877

	$0	$(399)	$0	$13,808	$4,724	$18,133

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	(8,767)	(8,767)
Swap Agreements	0	(450)	0	0	(15,403)	(15,853)

	$0	$(450)	$0	$0	$(24,173)	$(24,623)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,094)	$0	$(19,094)
Purchased Options	0	0	0	(29)	(805)	(834)
Written Options	0	0	0	26	549	575
Swap Agreements	0	(222)	0	3	310	91

	$0	$(222)	$0	$(19,094)	$54	$(19,262)

	$0	$(672)	$0	$(19,094)	$(24,119)	$(43,885)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$433	$0	$433
Australia
Corporate Bonds & Notes	0	6,075	0	6,075
Non-Agency Mortgage-Backed Securities	0	0	11,315	11,315
Sovereign Issues	0	36,475	0	36,475
Belgium
Corporate Bonds & Notes	0	1,896	0	1,896
Bermuda
Asset-Backed Securities	0	1,300	0	1,300
Corporate Bonds & Notes	0	2,296	0	2,296
Brazil
Sovereign Issues	0	13,667	0	13,667
Bulgaria
Sovereign Issues	0	3,066	0	3,066
Canada
Corporate Bonds & Notes	0	12,014	0	12,014
Non-Agency Mortgage-Backed Securities	0	1,717	0	1,717
Sovereign Issues	0	26,621	0	26,621
Cayman Islands
Asset-Backed Securities	0	23,363	0	23,363
Corporate Bonds & Notes	0	3,265	1,163	4,428
Sovereign Issues	0	810	0	810
Chile
Sovereign Issues	0	811	0	811
China
Sovereign Issues	0	100,521	0	100,521

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Colombia
Sovereign Issues	$0	$11,302	$0	$11,302
Costa Rica
Sovereign Issues	0	2,666	0	2,666
Denmark
Corporate Bonds & Notes	0	1,405	0	1,405
Egypt
Sovereign Issues	0	951	0	951
France
Corporate Bonds & Notes	0	3,366	0	3,366
Sovereign Issues	0	21,886	0	21,886
Hungary
Sovereign Issues	0	407	0	407
Ireland
Asset-Backed Securities	0	45,779	0	45,779
Israel
Sovereign Issues	0	7,171	0	7,171
Italy
Corporate Bonds & Notes	0	3,215	0	3,215
Sovereign Issues	0	22,947	0	22,947
Japan
Corporate Bonds & Notes	0	4,914	0	4,914
Sovereign Issues	0	39,385	0	39,385
Jersey, Channel Islands
Asset-Backed Securities	0	3,000	0	3,000
Kazakhstan
Sovereign Issues	0	576	0	576
Kuwait
Sovereign Issues	0	5,666	0	5,666
Luxembourg
Sovereign Issues	0	5,334	0	5,334

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	203

Schedule of Investments	PIMCO International Bond Fund (Unhedged)	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Malaysia
Corporate Bonds & Notes	$0	$1,220	$0	$1,220
Sovereign Issues	0	13,231	0	13,231
Mexico
Sovereign Issues	0	470	0	470
Netherlands
Corporate Bonds & Notes	0	810	0	810
New Zealand
Corporate Bonds & Notes	0	3,532	0	3,532
Sovereign Issues	0	503	0	503
Norway
Sovereign Issues	0	1,482	0	1,482
Peru
Corporate Bonds & Notes	0	873	0	873
Sovereign Issues	0	19,667	0	19,667
Poland
Sovereign Issues	0	1,838	0	1,838
Qatar
Corporate Bonds & Notes	0	529	0	529
Romania
Sovereign Issues	0	5,831	0	5,831
Saudi Arabia
Corporate Bonds & Notes	0	1,504	0	1,504
Sovereign Issues	0	17,592	0	17,592
Serbia
Sovereign Issues	0	1,964	0	1,964
South Africa
Sovereign Issues	0	16,160	0	16,160
South Korea
Sovereign Issues	0	19,436	0	19,436
Spain
Sovereign Issues	0	38,819	0	38,819
Supranational
Corporate Bonds & Notes	0	1,213	0	1,213
Sovereign Issues	0	17,344	0	17,344
Switzerland
Corporate Bonds & Notes	0	6,938	0	6,938
Thailand
Sovereign Issues	0	11,860	0	11,860
United Arab Emirates
Corporate Bonds & Notes	0	3,525	0	3,525
United Kingdom
Asset-Backed Securities	0	2,225	0	2,225
Corporate Bonds & Notes	0	25,686	0	25,686
Loan Participations and Assignments	0	0	381	381
Non-Agency Mortgage-Backed Securities	0	17,943	0	17,943
Sovereign Issues	0	33,965	0	33,965

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
United States
Asset-Backed Securities	$0	$9,270	$0	$9,270
Corporate Bonds & Notes	0	93,340	0	93,340
Loan Participations and Assignments	0	1,530	0	1,530
Municipal Bonds & Notes	0	1,725	0	1,725
Non-Agency Mortgage-Backed Securities	0	78,396	0	78,396
Sovereign Issues	0	198	0	198
U.S. Government Agencies	0	463,669	0	463,669
U.S. Treasury Obligations	0	60,663	0	60,663
Short-Term Instruments
Commercial Paper	0	24,044	0	24,044
Mutual Funds	557	0	0	557
Egypt Treasury Bills	0	14	0	14
Nigeria Treasury Bills	0	2,954	0	2,954
U.S. Treasury Bills	0	592	0	592

	$557	$1,416,855	$12,859	$1,430,271

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,238	$0	$0	$31,238

Total Investments	$31,795	$1,416,855	$12,859	$1,461,509

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(210,002)	$0	$(210,002)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,709	4,592	0	6,301
Over the counter	0	12,220	4	12,224

	$1,709	$16,812	$4	$18,525

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,099)	(1,869)	0	(2,968)
Over the counter	0	(22,759)	0	(22,759)

	$(1,099)	$(24,628)	$0	$(25,727)

Total Financial Derivative Instruments	$610	$(7,816)	$4	$(7,202)

Totals	$32,405	$1,199,037	$12,863	$1,244,305

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$10,723	$0	$0	$0	$592	$0	$0	$11,315	$592
Cayman Islands
Corporate Bonds & Notes	0	1,170	0	0	0	(7)	0	0	1,163	(7)
Ireland
Asset-Backed Securities	1,298	0	(291)	0	20	70	0	(1,097)	0	0
United Kingdom
Loan Participations and Assignments	0	389	0	0	0	(8)	0	0	381	(8)

	$1,298	$12,282	$(291)	$0	$20	$647	$0	$(1,097)	$12,859	$577

204	PIMCO INTERNATIONAL BOND FUNDS	See Accompanying Notes

March 31, 2026

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Financial Derivative Instruments - Assets
Over the counter	$18	$0	$(7)	$0	$0	$(7)	$0	$0	$4	$(1)

Totals	$1,316	$12,282	$(298)	$0	$20	$640	$0	$(1,097)	$12,863	$576

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$11,315	Recent Transaction	Purchase Price	100.000	—
Cayman Islands
Corporate Bonds & Notes	1,163	Discounted Cash Flow	Discount Rate	6.918	—
United Kingdom
Loan Participations and Assignments	381	Recent Transaction	Purchase Price	96.000	—

Financial Derivative Instruments - Assets
Over the counter	4	Indicative Market Quotation	Broker Quote	0.191	—

Total	$12,863

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	205

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each, a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Emerging Markets Full Spectrum Bond Fund may invest assets in funds of the Trust and funds of PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and other affiliated and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). To the extent Underlying PIMCO Funds of the Trust or PIMCO Equity Series are held, Institutional Class or Class M shares will be held.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Emerging Markets Bond Fund	Daily	Monthly

PIMCO Emerging Markets Corporate Bond Fund	Daily	Monthly

PIMCO Emerging Markets Currency and Short-Term Investments Fund	Daily	Monthly

PIMCO Emerging Markets Full Spectrum Bond Fund	Daily	Monthly

PIMCO Emerging Markets Local Currency and Bond Fund	Daily	Monthly

PIMCO Global Advantage® Strategy Bond Fund	Daily	Monthly

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	Daily	Monthly

PIMCO International Bond Fund (Unhedged)	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared

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Notes to Financial Statements	(Cont.)

during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the

Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it

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would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded

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Notes to Financial Statements	(Cont.)

in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated

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at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of

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Notes to Financial Statements	(Cont.)

the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The PIMCO Emerging Markets Full Spectrum Bond Fund may invest substantially all or a significant portion of its assets in the Underlying PIMCO Funds and may also invest in the Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the PIMCO Emerging Markets Full Spectrum Bond Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2026 (amounts in thousands†):

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$43,578	$18,832	$(53,677)	$964	$1,569	$11,266	$2,451	$0

PIMCO Emerging Markets Corporate Bond Fund	43,638	4,044	(2,712)	(244)	(224)	44,502	2,854	0

PIMCO Emerging Markets Local Currency and Bond Fund	88,592	10,004	(33,616)	1,562	5,311	71,853	6,509	0

PIMCO Short-Term Floating NAV Portfolio III	5,785	96,388	(81,000)	3	(1)	21,175	286	0

Totals	$181,593	$129,268	$(171,005)	$2,285	$6,655	$148,796	$12,100	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely

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by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Emerging Markets Local Currency and Bond Fund may each invest in certain other series of the Trust, series of PIMCO ETF Trust, and series of PIMCO Equity Series (each series, an “Underlying Fund” and collectively, the “Underlying Funds”). The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$54,805	$1,943	$0	$0	$828	$57,576	$1,944	$0

PIMCO Emerging Markets Local Currency and Bond Fund	34,348	1,648	0	0	89	36,085	1,648	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$56,757	$1,411,895	$(1,349,826)	$66	$8	$118,900	$5,989	$0

PIMCO Emerging Markets Corporate Bond Fund	4,584	37,948	(39,300)	1	1	3,234	149	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	95,155	303,142	(381,900)	21	10	16,428	2,154	0

PIMCO Emerging Markets Local Currency and Bond Fund	45,240	2,394,288	$(2,273,200)	4	31	166,363	5,579	0

PIMCO Global Advantage® Strategy Bond Fund	5,662	160,226	(158,300)	4	0	7,592	226	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	37,706	1,363,794	(1,318,500)	28	13	83,041	4,289	0

PIMCO International Bond Fund (Unhedged)	97	757,327	(726,200)	12	2	31,238	1,924	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to Financial Statements	(Cont.)

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition

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to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

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Notes to Financial Statements	(Cont.)

payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

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(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it does not own in anticipation that the market price of that security will decline. A Fund may make short sales of securities:

(i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Funds did not participate in the Interfund Lending Program.

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Notes to Financial Statements	(Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, a Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to

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perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the

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projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, a Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, a Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, a Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of investing in a Fund.

Risks	PIMCO Emerging Markets Bond Fund	PIMCO Emerging Markets Corporate Bond Fund	PIMCO Emerging Markets Currency and Short- Term Investments Fund	PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Emerging Markets Local Currency and Bond Fund	PIMCO Global Advantage Strategy® Bond Fund	PIMCO Global Bond Opportunities Fund (U.S. Dollar- Hedged)	PIMCO International Bond Fund (Unhedged)

Allocation	—	—	—	X	—	—	—	—

Acquired Fund	—	—	—	X	—	—	—	—

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X

Distressed Company	—	—	—	X	—	—	—	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Model	—	—	—	X	—	—	—	—

Commodity	—	—	—	X	—	—	—	—

Equity	X	—	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X

Real Estate	X	X	X	X	X	—	—	—

Emerging Markets	X	X	X	X	X	X	X	X

China	—	—	—	—	—	X	—	X

Sovereign Debt	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	X	—	X	—

Smaller Company	—	—	—	X	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

Tax	—	—	—	X	—	—	—	—

Subsidiary	—	—	—	X	—	—	—	—

Value Investing	—	—	—	X	—	—	—	—

Arbitrage	—	—	—	X	—	—	—	—

Convertible Securities	—	—	—	X	—	—	—	—

Exchange-Traded Fund	—	—	—	X	—	—	—	—

Contingent Convertible Securities	—	X	—	—	—	—	—	—

Turnover	—	—	X	—	X	X	X	—

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Allocation Risk is the risk that the Fund could experience losses as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. There is no guarantee that the Fund’s asset allocation strategy will be successful or that the markets in which the Fund invests will perform as expected.

Acquired Fund Risk is the risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Fund’s performance will be reduced by the Fund’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Small Fund Risk is the risk that a smaller fund may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived

(whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, credit, issuer and liquidity risks. Distressed companies may be engaged in restructurings, bankruptcy proceedings or other financial difficulties, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create

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Notes to Financial Statements	(Cont.)

margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund. The performance of the investment models may be impacted by software or other technology malfunctions, human error, issues related to the potential use of artificial intelligence, programming inaccuracies, power loss, and other events or circumstances, which may be difficult to detect and may be beyond the control of the Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, sanctions, export controls, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that a Fund’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including risks related to losses from casualty or condemnation, changes in local and general economic conditions, fluctuations in supply and demand, interest rate changes, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, REITs that are privately held or not traded on a national securities exchange may subject a Fund to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject a Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as

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other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified”.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Fund is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Value Investing Risk is the risk that value stocks may decrease in price or may not increase in price as anticipated by PIMCO if they continue to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur.

Arbitrage Risk is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected. In addition, disruptions in market conditions or limitations on the Fund’s ability to access certain markets or securities may reduce the effectiveness of arbitrage strategies.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk, market risk, liquidity risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may

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fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruptions Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt

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technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by a Fund may adversely affect PIMCO or a Fund, including by causing losses or impairing PIMCO’s or a Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

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counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Emerging Markets Bond Fund	0.45%		0.38%	0.48%	0.58%	(3)	N/A	0.50%	0.50%
PIMCO Emerging Markets Corporate Bond Fund	0.45%		0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.45%		0.40%	0.50%	N/A		N/A	0.55%	N/A
PIMCO Emerging Markets Full Spectrum Bond Fund	0.45%	(1)(2)	0.40%	N/A	N/A		N/A	N/A	N/A
PIMCO Emerging Markets Local Currency and Bond Fund	0.45%		0.45%	0.55%	0.65%	(3)	N/A	0.60%	0.60%
PIMCO Global Advantage® Strategy Bond Fund	0.35%		0.30%	N/A	N/A		N/A	0.45%	N/A
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.25%		0.30%	0.40%	N/A		N/A	0.40%	0.40%
PIMCO International Bond Fund (Unhedged)	0.25%		0.25%	0.35%	0.45%	(3)	0.25%	0.40%	0.40%

(1)	Effective October 1, 2025, the Fund’s Investment Advisory Fee was reduced by 0.09% to 0.45% per annum.
(2)	PIMCO has contractually agreed, through July 31, 2027, to waive its advisory fee by 0.06% of the average daily net assets attributable to the Fund.
(3)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

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(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Fund is reflected on the Statements of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The

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Notes to Financial Statements	(Cont.)

Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2027, to waive its advisory fee by 0.06% of the average daily net assets attributable to the PIMCO Emerging Markets Full Spectrum Bond Fund. This Fee Waiver Agreement will automatically renew for one-year terms thereafter unless PIMCO provides written notice of its termination 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of each of the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund and PIMCO International Bond Fund (Unhedged). This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreements, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the Funds below waived and/or reimbursed the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Emerging Markets Bond Fund	$12

PIMCO Emerging Markets Local Currency and Bond Fund	15

PIMCO Emerging Markets Full Spectrum Bond Fund	61

PIMCO International Bond Fund (Unhedged)	19

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(g) Acquired Fund Fees and Expenses The Underlying PIMCO Fund Expenses that are used for purposes of implementing the expense reduction described below are calculated using the advisory and supervisory and administrative fees for each Underlying PIMCO Fund over the total assets invested in Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of a Fund’s assets.

PIMCO has contractually agreed, through July 31, 2026, to waive first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the PIMCO Emerging Markets Full Spectrum Bond Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with the Fund’s investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Fund’s aggregate advisory fee and supervisory and administrative fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, the amount waived and/or reimbursed was $1,509,327.

PIMCO has contractually agreed, through July 31, 2026, for the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund and PIMCO Emerging Markets Local Currency and Bond Fund to waive their Management Fee in an amount equal to the expenses attributable to Investment Advisory, Supervisory and Administrative, and management fees of Underlying Funds indirectly incurred by the respective Fund’s investments in the Underlying Funds. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Investors should be aware that an Underlying Fund may engage in securities lending transactions, and the cash collateral received by an Underlying Fund engaging in a securities lending transaction may be invested in short-term liquid fixed income instruments or in money market or short-term funds, or similar investment vehicles, including affiliated money market or short-term funds, as further described in such Underlying Fund’s registration statement. In such case, the Underlying Fund will incur investment advisory fees, supervisory and administrative fees, service fees, or other fees in connection with such investment of cash collateral. Ultimately, such fees will be borne by the Funds and will not be waived under the contractual waiver described above. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2026, there were no waivers and/or reimbursements by PIMCO.

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Emerging Markets Bond Fund	$496,737	$447,194	$1,886,750	$676,646

PIMCO Emerging Markets Corporate Bond Fund	22,237	24,638	75,093	80,948

PIMCO Emerging Markets Currency and Short-Term Investments Fund	8,090	7,535	571,393	486,392

PIMCO Emerging Markets Full Spectrum Bond Fund	117,332	117,397	102,518	95,000

PIMCO Emerging Markets Local Currency and Bond Fund	43,421	32,287	3,752,841	2,782,662

PIMCO Global Advantage® Strategy Bond Fund	1,288,913	1,362,440	137,820	154,370

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	15,435,546	15,364,736	755,975	462,002

PIMCO International Bond Fund (Unhedged)	6,151,098	6,015,216	590,564	246,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Emerging Markets Bond Fund				PIMCO Emerging Markets Corporate Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	90,673	$804,854	68,838	$585,257	266	$2,435	667	$6,022

I-2	134,024	1,186,840	48,028	403,655	N/A	N/A	N/A	N/A

I-3	1,393	12,303	1,153	9,862	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	5,545	49,018	6,726	57,191	N/A	N/A	N/A	N/A

Class C	248	2,227	212	1,812	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	7,563	67,158	6,836	58,224	415	3,846	450	4,093

I-2	6,974	62,318	3,841	32,621	N/A	N/A	N/A	N/A

I-3	180	1,598	147	1,254	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	980	8,688	1,038	8,844	N/A	N/A	N/A	N/A

Class C	37	320	34	293	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(61,442)	(540,716)	(49,314)	(419,371)	(1,137)	(10,519)	(5,002)	(45,769)

I-2	(30,955)	(275,849)	(61,720)	(530,299)	N/A	N/A	N/A	N/A

I-3	(486)	(4,324)	(956)	(8,157)	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(5,203)	(45,799)	(6,810)	(57,836)	N/A	N/A	N/A	N/A

Class C	(185)	(1,641)	(137)	(1,168)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	149,346	$1,326,995	17,916	$142,182	(456)	$(4,238)	(3,885)	$(35,654)

	PIMCO Emerging Markets Currency and Short-Term Investments Fund					PIMCO Emerging Markets Full Spectrum Bond Fund

	Year Ended 03/31/2026		Year Ended 03/31/2025			Year Ended 03/31/2026	Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	25,979	$195,533	21,171	$153,107	5,080	$32,244	2,909	$17,737

I-2	2,214	16,978	895	6,512	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	506	3,848	152	1,105	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	7,085	53,888	4,829	34,971	2,172	14,014	2,453	14,961

I-2	43	325	28	206	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	82	627	62	450	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(31,647)	(240,948)	(11,864)	(86,404)	(3,799)	(24,251)	(18,587)	(115,593)

I-2	(2,088)	(15,900)	(938)	(6,903)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(310)	(2,353)	(286)	(2,078)	N/A	N/A	N/A	N/A

Class C	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	1,864	$11,998	14,049	$100,966	3,453	$22,007	(13,225)	$(82,895)

232	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2026

PIMCO Emerging Markets Local Currency and Bond Fund				PIMCO Global Advantage® Strategy Bond Fund				PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)

Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

288,056	$1,785,346	58,842	$340,052	5,475	$56,705	4,880	$49,416	38,594	$377,349	52,195	$498,685

59,176	371,224	12,972	74,975	N/A	N/A	N/A	N/A	26,922	264,328	5,027	48,036

6,560	41,195	4,105	23,615	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

5,355	33,125	1,627	9,556	1,280	13,344	453	4,582	3,683	36,051	2,619	25,070

946	5,985	352	2,055	N/A	N/A	N/A	N/A	257	2,516	145	1,375

21,778	135,845	13,086	75,343	600	6,221	1,088	10,987	6,238	61,057	4,215	40,292

2,677	16,763	1,386	7,984	N/A	N/A	N/A	N/A	1,015	9,951	295	2,819

328	2,038	247	1,423	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

336	2,092	323	1,863	82	848	69	702	372	3,642	307	2,929

43	267	28	160	N/A	N/A	N/A	N/A	19	184	13	128

(144,633)	(907,108)	(74,740)	(432,478)	(10,755)	(108,724)	(15,097)	(153,692)	(29,109)	(284,262)	(18,854)	(180,032)

(22,991)	(143,443)	(11,310)	(65,461)	N/A	N/A	N/A	N/A	(5,274)	(51,225)	(3,442)	(32,846)

(6,804)	(42,241)	(1,467)	(8,486)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(2,368)	(14,739)	(2,468)	(14,221)	(443)	(4,592)	(446)	(4,510)	(4,171)	(40,777)	(2,659)	(25,399)

(171)	(1,054)	(232)	(1,330)	N/A	N/A	N/A	N/A	(98)	(954)	(185)	(1,767)

208,288	$1,285,295	2,751	$15,050	(3,761)	$(36,198)	(9,053)	$(92,515)	38,448	$377,860	39,676	$379,290

PIMCO International Bond Fund (Unhedged)

Year Ended 03/31/2026		Year Ended 03/31/2025

Shares	Amount	Shares	Amount

59,786	$469,205	19,069	$143,298

35,652	279,703	4,549	34,280

2,026	15,935	915	6,932

561	4,399	2,629	19,566

6,202	48,616	2,757	20,670

249	1,956	26	190

2,620	20,505	2,269	17,014

1,107	8,666	724	5,429

185	1,447	227	1,699

75	587	54	407

484	3,787	467	3,502

8	64	9	71

(22,376)	(174,759)	(26,209)	(197,713)

(12,686)	(99,093)	(17,123)	(129,178)

(1,876)	(14,668)	(4,380)	(32,563)

(925)	(7,231)	(1,901)	(14,191)

(3,663)	(28,608)	(3,562)	(26,725)

(217)	(1,702)	(136)	(1,022)

67,212	$528,809	(19,616)	$(148,334)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	233

Notes to Financial Statements	(Cont.)

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

Fund Name	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Emerging Markets Bond Fund	2	0	47%	0%

PIMCO Emerging Markets Corporate Bond Fund	1	1	12%	75%

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0	2	0%	80%

PIMCO Emerging Markets Full Spectrum Bond Fund	3	0	94%	0%

PIMCO Emerging Markets Local Currency and Bond Fund	1	1	12%	29%

PIMCO Global Advantage® Strategy Bond Fund	4	0	66%	0%

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	3	0	34%	0%

PIMCO International Bond Fund (Unhedged)	2	0	37%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the funds did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Emerging Markets Bond Fund	$0	$0	$(63,578)	$(2,412)	$(955,632)	$0	$(318)	$(1,021,940)

PIMCO Emerging Markets Corporate Bond Fund	1,455	0	(8,921)	(3)	(86,575)	0	0	(94,044)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	4,944	0	(21,000)	(22)	(640,905)	0	0	(656,983)

PIMCO Emerging Markets Full Spectrum Bond Fund	690	0	(9,969)	(4)	(107,610)	0	0	(116,893)

PIMCO Emerging Markets Local Currency and Bond Fund	59,040	0	(104,375)	(2,117)	(366,315)	0	0	(413,767)

234	PIMCO INTERNATIONAL BOND FUNDS

March 31, 2026

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO Global Advantage® Strategy Bond Fund	$0	$0	$(15,396)	$(2)	$(13,310)	$0	$(310)	$(29,018)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	8,644	0	(79,357)	(1,495)	0	0	(5,919)	(78,127)

PIMCO International Bond Fund (Unhedged)	0	0	(83,298)	(407)	(29,094)	0	(5,627)	(118,426)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Emerging Markets Bond Fund	$147,133	$808,499

PIMCO Emerging Markets Corporate Bond Fund	20,369	66,206

PIMCO Emerging Markets Currency and Short-Term Investments Fund	359,360	281,545

PIMCO Emerging Markets Full Spectrum Bond Fund	4,440	103,170

PIMCO Emerging Markets Local Currency and Bond Fund	228,649	137,666

PIMCO Global Advantage® Strategy Bond Fund*	4,873	8,437

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	0

PIMCO International Bond Fund (Unhedged)	26,488	2,606

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRS sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Emerging Markets Bond Fund	$3,266,847	$145,707	$(210,573)	$(64,866)

PIMCO Emerging Markets Corporate Bond Fund	69,505	1,344	(10,259)	(8,915)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	702,686	63,273	(83,924)	(20,651)

PIMCO Emerging Markets Full Spectrum Bond Fund	243,657	12,857	(22,791)	(9,934)

PIMCO Emerging Markets Local Currency and Bond Fund	3,015,685	265,383	(371,168)	(105,785)

PIMCO Global Advantage® Strategy Bond Fund	233,525	10,208	(25,461)	(15,253)

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	2,208,292	99,399	(177,207)	(77,808)

PIMCO International Bond Fund (Unhedged)	1,294,101	41,648	(123,440)	(81,792)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	235

Notes to Financial Statements	(Cont.)	March 31, 2026

(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: hyperinflationary investments, swap contracts, straddle loss deferrals, treasury inflation-protected securities (TIPS), sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, and short positions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO Emerging Markets Bond Fund	$161,739	$0	$0	$118,641	$0	$0

PIMCO Emerging Markets Corporate Bond Fund	3,984	0	0	4,611	0	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	55,177	0	0	36,015	0	0

PIMCO Emerging Markets Full Spectrum Bond Fund	14,050	0	0	12,644	0	2,343

PIMCO Emerging Markets Local Currency and Bond Fund	171,886	0	0	67,977	0	27,983

PIMCO Global Advantage® Strategy Bond Fund	5,580	0	1,703	11,767	0	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	94,537	0	0	60,247	0	0

PIMCO International Bond Fund (Unhedged)	39,080	0	0	30,210	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

236	PIMCO INTERNATIONAL BOND FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Emerging Markets Local Currency and Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) and PIMCO International Bond Fund (Unhedged) (eight of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	237

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Bank, N.A.

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GSC	Goldman Sachs & Co. LLC	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International, Inc.

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	RYL	NatWest Markets Plc

BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	HUF	Hungarian Forint	PKR	Pakistani Rupee

AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

AZN	Azerbaijani Manat	ILS	Israeli Shekel	PYG	Paraguayan Guarani

BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu

CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar

CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal

CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht

COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira

CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso

EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum

EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong

GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand

GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha

HKD	Hong Kong Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SRFXON3	Swiss Overnight Rate Average (6PM)

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	IBR	Indicador Bancario de Referencia	THOR	Thai Overnight Baht Repurchase Rate

CAONREPO	Canadian Overnight Repo Rate Average	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	JY0003M	3 Month JPY-LIBOR	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFRINDX	Secured Overnight Financing Rate Index	WIRON	Warsaw Interbank Offered Rate

CPI	Consumer Price Index

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MIBOR	Mumbai Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CHILIBOR	Chile Interbank Offered Rate	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

238	PIMCO INTERNATIONAL BOND FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Emerging Markets Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0526	$0.0000	$0.0000	$0.0526

November 2025	$0.0422	$0.0000	$0.0000	$0.0422

December 2025	$0.0500	$0.0000	$0.0000	$0.0500

January 2026	$0.0507	$0.0000	$0.0000	$0.0507

February 2026	$0.0466	$0.0000	$0.0000	$0.0466

March 2026	$0.0500	$0.0000	$0.0000	$0.0500

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0519	$0.0000	$0.0000	$0.0519

November 2025	$0.0415	$0.0000	$0.0000	$0.0415

December 2025	$0.0493	$0.0000	$0.0000	$0.0493

January 2026	$0.0500	$0.0000	$0.0000	$0.0500

February 2026	$0.0459	$0.0000	$0.0000	$0.0459

March 2026	$0.0493	$0.0000	$0.0000	$0.0493

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0514	$0.0000	$0.0000	$0.0514

November 2025	$0.0412	$0.0000	$0.0000	$0.0412

December 2025	$0.0489	$0.0000	$0.0000	$0.0489

January 2026	$0.0496	$0.0000	$0.0000	$0.0496

February 2026	$0.0456	$0.0000	$0.0000	$0.0456

March 2026	$0.0489	$0.0000	$0.0000	$0.0489

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0496	$0.0000	$0.0000	$0.0496

November 2025	$0.0396	$0.0000	$0.0000	$0.0396

December 2025	$0.0471	$0.0000	$0.0000	$0.0471

January 2026	$0.0479	$0.0000	$0.0000	$0.0479

February 2026	$0.0440	$0.0000	$0.0000	$0.0440

March 2026	$0.0473	$0.0000	$0.0000	$0.0473

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0435	$0.0000	$0.0000	$0.0435

November 2025	$0.0344	$0.0000	$0.0000	$0.0344

December 2025	$0.0411	$0.0000	$0.0000	$0.0411

January 2026	$0.0421	$0.0000	$0.0000	$0.0421

February 2026	$0.0387	$0.0000	$0.0000	$0.0387

March 2026	$0.0417	$0.0000	$0.0000	$0.0417

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	239

Distribution Information	(Cont.)

PIMCO Emerging Markets Corporate Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0539	$0.0000	$0.0000	$0.0539

November 2025	$0.0494	$0.0000	$0.0000	$0.0494

December 2025	$0.0479	$0.0000	$0.0000	$0.0479

January 2026	$0.0530	$0.0000	$0.0000	$0.0530

February 2026	$0.0520	$0.0000	$0.0000	$0.0520

March 2026	$0.0510	$0.0000	$0.0000	$0.0510

PIMCO Emerging Markets Currency and Short-Term Investments Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0586	$0.0000	$0.0000	$0.0586

November 2025	$0.0487	$0.0000	$0.0000	$0.0487

December 2025	$0.0538	$0.0000	$0.0000	$0.0538

January 2026	$0.0600	$0.0000	$0.0000	$0.0600

February 2026	$0.0560	$0.0000	$0.0000	$0.0560

March 2026	$0.0582	$0.0000	$0.0000	$0.0582

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0579	$0.0000	$0.0000	$0.0579

November 2025	$0.0482	$0.0000	$0.0000	$0.0482

December 2025	$0.0532	$0.0000	$0.0000	$0.0532

January 2026	$0.0594	$0.0000	$0.0000	$0.0594

February 2026	$0.0554	$0.0000	$0.0000	$0.0554

March 2026	$0.0576	$0.0000	$0.0000	$0.0576

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0559	$0.0000	$0.0000	$0.0559

November 2025	$0.0464	$0.0000	$0.0000	$0.0464

December 2025	$0.0512	$0.0000	$0.0000	$0.0512

January 2026	$0.0574	$0.0000	$0.0000	$0.0574

February 2026	$0.0536	$0.0000	$0.0000	$0.0536

March 2026	$0.0557	$0.0000	$0.0000	$0.0557

PIMCO Emerging Markets Full Spectrum Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0408	$0.0000	$0.0000	$0.0408

November 2025	$0.0347	$0.0000	$0.0000	$0.0347

December 2025	$0.0367	$0.0000	$0.0000	$0.0367

January 2026	$0.0474	$0.0000	$0.0000	$0.0474

February 2026	$0.0424	$0.0000	$0.0000	$0.0424

March 2026	$0.0423	$0.0000	$0.0000	$0.0423

240	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0405	$0.0000	$0.0000	$0.0405

November 2025	$0.0337	$0.0000	$0.0000	$0.0337

December 2025	$0.0366	$0.0000	$0.0000	$0.0366

January 2026	$0.0420	$0.0000	$0.0000	$0.0420

February 2026	$0.0348	$0.0000	$0.0000	$0.0348

March 2026	$0.0388	$0.0000	$0.0000	$0.0388

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0399	$0.0000	$0.0000	$0.0399

November 2025	$0.0332	$0.0000	$0.0000	$0.0332

December 2025	$0.0361	$0.0000	$0.0000	$0.0361

January 2026	$0.0414	$0.0000	$0.0000	$0.0414

February 2026	$0.0343	$0.0000	$0.0000	$0.0343

March 2026	$0.0383	$0.0000	$0.0000	$0.0383

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0397	$0.0000	$0.0000	$0.0397

November 2025	$0.0330	$0.0000	$0.0000	$0.0330

December 2025	$0.0358	$0.0000	$0.0000	$0.0358

January 2026	$0.0412	$0.0000	$0.0000	$0.0412

February 2026	$0.0341	$0.0000	$0.0000	$0.0341

March 2026	$0.0380	$0.0000	$0.0000	$0.0380

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0382	$0.0000	$0.0000	$0.0382

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0344	$0.0000	$0.0000	$0.0344

January 2026	$0.0398	$0.0000	$0.0000	$0.0398

February 2026	$0.0328	$0.0000	$0.0000	$0.0328

March 2026	$0.0368	$0.0000	$0.0000	$0.0368

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0340	$0.0000	$0.0000	$0.0340

November 2025	$0.0282	$0.0000	$0.0000	$0.0282

December 2025	$0.0302	$0.0000	$0.0000	$0.0302

January 2026	$0.0357	$0.0000	$0.0000	$0.0357

February 2026	$0.0291	$0.0000	$0.0000	$0.0291

March 2026	$0.0329	$0.0000	$0.0000	$0.0329

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	241

Distribution Information	(Cont.)

PIMCO Global Advantage® Strategy Bond Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0361	$0.0000	$0.0000	$0.0361

November 2025	$0.0318	$0.0000	$0.0000	$0.0318

December 2025	$0.0423	$0.0000	$0.0000	$0.0423

January 2026	$0.0320	$0.0000	$0.0000	$0.0320

February 2026	$0.0315	$0.0000	$0.0000	$0.0315

March 2026	$0.0470	$0.0000	$0.0000	$0.0470

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0323	$0.0000	$0.0000	$0.0323

November 2025	$0.0286	$0.0000	$0.0000	$0.0286

December 2025	$0.0386	$0.0000	$0.0000	$0.0386

January 2026	$0.0285	$0.0000	$0.0000	$0.0285

February 2026	$0.0283	$0.0000	$0.0000	$0.0283

March 2026	$0.0436	$0.0000	$0.0000	$0.0436
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0448	$0.0000	$0.0000	$0.0448

November 2025	$0.0383	$0.0000	$0.0000	$0.0383

December 2025	$0.0426	$0.0000	$0.0000	$0.0426

January 2026	$0.0391	$0.0000	$0.0000	$0.0391

February 2026	$0.0388	$0.0000	$0.0000	$0.0388

March 2026	$0.0394	$0.0000	$0.0000	$0.0394

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0439	$0.0000	$0.0000	$0.0439

November 2025	$0.0376	$0.0000	$0.0000	$0.0376

December 2025	$0.0418	$0.0000	$0.0000	$0.0418

January 2026	$0.0383	$0.0000	$0.0000	$0.0383

February 2026	$0.0380	$0.0000	$0.0000	$0.0380

March 2026	$0.0386	$0.0000	$0.0000	$0.0386

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0416	$0.0000	$0.0000	$0.0416

November 2025	$0.0357	$0.0000	$0.0000	$0.0357

December 2025	$0.0396	$0.0000	$0.0000	$0.0396

January 2026	$0.0362	$0.0000	$0.0000	$0.0362

February 2026	$0.0361	$0.0000	$0.0000	$0.0361

March 2026	$0.0366	$0.0000	$0.0000	$0.0366

242	PIMCO INTERNATIONAL BOND FUNDS

(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0349	$0.0000	$0.0000	$0.0349

November 2025	$0.0300	$0.0000	$0.0000	$0.0300

December 2025	$0.0331	$0.0000	$0.0000	$0.0331

January 2026	$0.0299	$0.0000	$0.0000	$0.0299

February 2026	$0.0304	$0.0000	$0.0000	$0.0304

March 2026	$0.0307	$0.0000	$0.0000	$0.0307
PIMCO International Bond Fund (Unhedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0213	$0.0000	$0.0039	$0.0252

November 2025	$0.0219	$0.0000	$0.0000	$0.0219

December 2025	$0.0257	$0.0000	$0.0000	$0.0257

January 2026	$0.0243	$0.0000	$0.0000	$0.0243

February 2026	$0.0232	$0.0000	$0.0000	$0.0232

March 2026	$0.0276	$0.0000	$0.0000	$0.0276

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0208	$0.0000	$0.0038	$0.0246

November 2025	$0.0212	$0.0000	$0.0000	$0.0212

December 2025	$0.0247	$0.0000	$0.0000	$0.0247

January 2026	$0.0236	$0.0000	$0.0000	$0.0236

February 2026	$0.0226	$0.0000	$0.0000	$0.0226

March 2026	$0.0270	$0.0000	$0.0000	$0.0270

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0206	$0.0000	$0.0037	$0.0243

November 2025	$0.0209	$0.0000	$0.0000	$0.0209

December 2025	$0.0244	$0.0000	$0.0000	$0.0244

January 2026	$0.0233	$0.0000	$0.0000	$0.0233

February 2026	$0.0223	$0.0000	$0.0000	$0.0223

March 2026	$0.0266	$0.0000	$0.0000	$0.0266

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0200	$0.0000	$0.0036	$0.0236

November 2025	$0.0202	$0.0000	$0.0000	$0.0202

December 2025	$0.0231	$0.0000	$0.0000	$0.0231

January 2026	$0.0226	$0.0000	$0.0000	$0.0226

February 2026	$0.0217	$0.0000	$0.0000	$0.0217

March 2026	$0.0260	$0.0000	$0.0000	$0.0260

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0192	$0.0000	$0.0035	$0.0227

November 2025	$0.0194	$0.0000	$0.0000	$0.0194

December 2025	$0.0226	$0.0000	$0.0000	$0.0226

January 2026	$0.0217	$0.0000	$0.0000	$0.0217

February 2026	$0.0208	$0.0000	$0.0000	$0.0208

March 2026	$0.0251	$0.0000	$0.0000	$0.0251

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	243

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0152	$0.0000	$0.0028	$0.0180

November 2025	$0.0149	$0.0000	$0.0000	$0.0149

December 2025	$0.0169	$0.0000	$0.0000	$0.0169

January 2026	$0.0166	$0.0000	$0.0000	$0.0166

February 2026	$0.0162	$0.0000	$0.0000	$0.0162

March 2026	$0.0203	$0.0000	$0.0000	$0.0203

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

244	PIMCO INTERNATIONAL BOND FUNDS

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Funds’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Funds intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Funds intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO Emerging Markets Bond Fund	0.00%	1.85%	$11,715	$0

PIMCO Emerging Markets Corporate Bond Fund	0.00%	0.00%	269	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	0.00%	0.00%	2,638	0

PIMCO Emerging Markets Full Spectrum Bond Fund	0.00%	0.00%	79	0

PIMCO Emerging Markets Local Currency and Bond Fund	0.00%	0.00%	4,857	0

PIMCO Global Advantage® Strategy Bond Fund	0.00%	10.46%	622	0

PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0.00%	0.00%	26,976	0

PIMCO International Bond Fund (Unhedged)	0.00%	0.00%	14,499	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	245

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

246	PIMCO INTERNATIONAL BOND FUNDS

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	247

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

248	PIMCO INTERNATIONAL BOND FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PIMSINTLBONDFSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Not applicable for open-end investment companies.

(a)(3) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable to the Registrant.

(a)(5) There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)     Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	June 1, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	June 1, 2026